Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 136.5%
MUTUAL FUNDS (a) 132.3%
PIMCO All Asset:Multi-RAE PLUS Fund	57,218,005	$660,868
PIMCO All Asset:Multi-Real Fund	22,376,117	306,329
PIMCO All Asset:Multi-Short PLUS Fund	41,340,427	314,601
PIMCO CommoditiesPLUS® Strategy Fund	9,263,765	67,533
PIMCO CommodityRealReturn Strategy Fund®	2,653,769	16,108
PIMCO Dynamic Bond Fund	3,213,258	34,735
PIMCO Emerging Markets Bond Fund	3,829,635	40,632
PIMCO Emerging Markets Currency and Short-Term Investments Fund	7,104,385	57,332
PIMCO Emerging Markets Local Currency and Bond Fund	17,509,795	115,215
PIMCO Extended Duration Fund	22,701,702	176,165
PIMCO High Yield Fund	6,129,710	55,842
PIMCO Income Fund	18,120,682	219,079
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,954,299	21,243
PIMCO Investment Grade Credit Bond Fund	10,489,085	115,275
PIMCO Long Duration Total Return Fund	7,197,682	75,432
PIMCO Long-Term Real Return Fund	9,913,467	76,730
PIMCO Long-Term U.S. Government Fund	9,935,237	54,942
PIMCO Low Duration Credit Fund	672,538	6,282
PIMCO Low Duration Fund	6,142,938	60,877
PIMCO Mortgage Opportunities and Bond Fund	1,313,885	14,387
PIMCO RAE Emerging Markets Fund	18,971,973	228,043
PIMCO RAE Fundamental Advantage PLUS Fund	5,158,769	47,409
PIMCO RAE International Fund	9,718,388	109,138
PIMCO RAE PLUS EMG Fund	7,872,453	83,369
PIMCO RAE PLUS Fund	26,011,049	184,418
PIMCO RAE PLUS International Fund	14,223,667	98,428
PIMCO RAE PLUS Small Fund	9,008,069	104,043
PIMCO RAE US Fund	2,495,500	35,012
PIMCO RAE US Small Fund	5,373,747	85,443
PIMCO RAE Worldwide Long/Short PLUS Fund	19,894,221	172,085
PIMCO Real Return Fund	15,516,685	189,924
PIMCO RealEstateRealReturn Strategy Fund	9,971,916	95,431
PIMCO StocksPLUS Small Fund	2,099,025	25,041
PIMCO StocksPLUS® International Fund (Unhedged)	4,470,051	29,190
PIMCO StocksPLUS® Short Fund	19,004,571	171,991
PIMCO Total Return Fund	16,529,222	171,573
PIMCO TRENDS Managed Futures Strategy Fund	3,133,896	34,724

Total Mutual Funds (Cost $4,215,905)		4,354,869

EXCHANGE-TRADED FUNDS 3.2%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	3,426,305	106,098

Total Exchange-Traded Funds (Cost $88,042)		106,098

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 0.080% (a)(b)	32,991,298	32,991

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,831	127

Total Short-Term Instruments (Cost $33,118)		33,118

Total Investments in Affiliates (Cost $4,337,065)		4,494,085

Total Investments 136.5% (Cost $4,337,065)		$4,494,085
Other Assets and Liabilities, net (36.5)%		(1,201,887)

Net Assets 100.0%		$3,292,198

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Affiliates, at Value
Mutual Funds	$4,354,869	$0	$0	$4,354,869
Exchange-Traded Funds	106,098	0	0	106,098
Short-Term Instruments
Mutual Funds	32,991	0	0	32,991
Central Funds Used for Cash Management Purposes	127	0	0	127

Total Investments	$4,494,085	$0	$0	$4,494,085

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO All Asset Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		$17,028

Total Short-Term Instruments (Cost $17,028)		17,028

Total Investments in Securities (Cost $17,028)		17,028

INVESTMENTS IN AFFILIATES 99.3%
MUTUAL FUNDS (a) 97.2%
PIMCO All Asset:Multi-RAE PLUS Fund	272,843,600	3,151,344
PIMCO All Asset:Multi-Real Fund	124,563,416	1,705,273
PIMCO CommoditiesPLUS® Strategy Fund	43,474,460	316,929
PIMCO Dynamic Bond Fund	15,138,756	163,650
PIMCO Emerging Markets Bond Fund	19,533,610	207,252
PIMCO Emerging Markets Currency and Short-Term Investments Fund	40,920,048	330,225
PIMCO Emerging Markets Local Currency and Bond Fund	43,814,635	288,300
PIMCO Extended Duration Fund	57,821,000	448,691
PIMCO High Yield Fund	59,255,766	539,820
PIMCO Income Fund	80,602,926	974,489
PIMCO Investment Grade Credit Bond Fund	36,658,822	402,880
PIMCO Long Duration Total Return Fund	12,493,538	130,932
PIMCO Long-Term Real Return Fund	23,470,190	181,659
PIMCO Long-Term U.S. Government Fund	31,294,024	173,056
PIMCO Low Duration Credit Fund	9,802,106	91,552
PIMCO Low Duration Fund	31,014,592	307,355
PIMCO Mortgage Opportunities and Bond Fund	12,233,291	133,955
PIMCO RAE Emerging Markets Fund	68,909,969	828,298
PIMCO RAE Fundamental Advantage PLUS Fund	87,584,344	804,900
PIMCO RAE International Fund	32,583,747	365,915
PIMCO RAE PLUS EMG Fund	60,475,923	640,440
PIMCO RAE PLUS Fund	14,991,960	106,293
PIMCO RAE PLUS International Fund	102,745,143	710,996
PIMCO RAE PLUS Small Fund	24,486,495	282,819
PIMCO RAE US Small Fund	13,195,270	209,805
PIMCO RAE Worldwide Long/Short PLUS Fund	103,442,986	894,782
PIMCO Real Return Fund	60,172,592	736,513
PIMCO RealEstateRealReturn Strategy Fund	64,501,882	617,283
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	12,311,495	111,050
PIMCO Total Return Fund	74,683,382	775,213
PIMCO TRENDS Managed Futures Strategy Fund	14,731,801	163,228

Total Mutual Funds (Cost $14,922,783)		16,794,897

EXCHANGE-TRADED FUNDS 1.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	8,090,040	250,514

Total Exchange-Traded Funds (Cost $190,398)		250,514

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 0.080% (a)(b)	103,061,082	103,061

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	89,425	882

Total Short-Term Instruments (Cost $103,945)		103,943

Total Investments in Affiliates (Cost $15,217,126)		17,149,354

Total Investments 99.4% (Cost $15,234,154)		$17,166,382
Other Assets and Liabilities, net 0.6%		109,722

Net Assets 100.0%		$17,276,104

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	06/30/2021	07/01/2021	$17,028	U.S. Treasury Notes 0.125% due 06/30/2023		$(17,369)	$17,028	$17,028

Total Repurchase Agreements							$(17,369)	$17,028	$17,028

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$17,028	$0	$17,028

					$0	$17,028	$0	$17,028
Investments in Affiliates, at Value
Mutual Funds					16,794,897	0	0	16,794,897
Exchange-Traded Funds					250,514	0	0	250,514
Short-Term Instruments
Mutual Funds					103,061	0	0	103,061
Central Funds Used for Cash Management Purposes					882	0	0	882

					$17,149,354	$0	$0	$17,149,354

Total Investments					$17,149,354	$17,028	$0	$17,166,382

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4% ¤
MUNICIPAL BONDS & NOTES 94.2%
CALIFORNIA 85.3%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	$450	$506
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	5,000	5,426
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	546
California Department of Water Resources State Revenue Bonds, Series 2021 5.000% due 12/01/2032	2,500	3,440
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,764
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	338
5.000% due 10/01/2030	160	203
5.000% due 12/01/2030	1,050	1,320
5.000% due 10/01/2031	265	334
5.000% due 10/01/2032	290	365
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	479
California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2026	500	604
5.000% due 04/01/2027	500	621
5.000% due 04/01/2029	425	553
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	596
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,541
5.000% due 11/15/2031	3,390	4,273
5.000% due 08/15/2032	350	420
5.000% due 08/15/2033	600	719
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	2,250	2,832
California Health Facilities Financing Authority Revenue Bonds, Series 2020
5.000% due 04/01/2032	1,000	1,314
5.000% due 04/01/2033	1,000	1,310
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,685	2,745
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.380% due 08/01/2047 ~	3,000	3,007
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2050 ~	3,000	3,000
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	750	877
California Infrastructure & Economic Development Bank Revenue Notes, Series 2020
4.000% due 11/01/2029	595	737
4.000% due 11/01/2030	490	613
California Infrastructure & Economic Development Bank Revenue Notes, Series 2021 5.000% due 06/01/2031	500	687
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
5.000% due 05/15/2030	500	658
5.000% due 05/15/2031	400	537
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	850	875
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2029	1,300	1,622
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,108
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,266
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,114
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,231
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	333
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2039	1,000	1,241
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	548
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	8,550	12,097

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

California State General Obligation Bonds, Series 2021 5.000% due 12/01/2034	1,500	1,813
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,024
California State General Obligation Notes, Series 2020 5.000% due 11/01/2030	4,000	5,390
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	827
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	1,500	1,979
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,000	1,136
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	312
5.000% due 11/01/2043	1,150	1,330
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	602
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	747
5.000% due 03/01/2031	200	248
5.000% due 08/01/2031	425	519
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,503
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,210
California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	484
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	310
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (b)	2,900	2,677
College of the Sequoias Tulare Area Improvement District No 3, California General Obligation Bonds, (AGM Insured), Series 2011 0.000% due 08/01/2034 (b)	1,060	819
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (b)	3,515	2,272
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	2,024
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,234
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008 0.020% due 06/01/2038	6,000	6,000
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,295
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,515
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,343
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	612
5.000% due 05/01/2033	750	916
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	603
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,650	1,725
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,845
Irvine, California Special Assessment Notes, Series 2012 4.000% due 09/02/2021	1,750	1,761
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	880
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,202
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,828
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,052
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,914
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 5.000% due 05/15/2033	1,500	1,911
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,202
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2001 0.010% due 07/01/2034	2,000	2,000
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,412
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,518
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.010% due 07/01/2035	5,500	5,500
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,443
Metropolitan Water District of Southern California Revenue Notes, Series 2021 5.000% due 10/01/2029 (a)	1,000	1,334
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.020% due 10/01/2036	10,350	10,350

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (b)	250	228
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (b)	915	846
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,300
Northern California Gas Authority, Revenue Bonds, Series 2007 0.855% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,705	1,714
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,048
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,202
Ontario International Airport Authority, California Revenue Notes, (AGM Insured), Series 2021
5.000% due 05/15/2028	310	392
5.000% due 05/15/2029	840	1,082
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,920
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,080
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	704
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (b)	700	654
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	855
5.000% due 08/01/2024	1,450	1,652
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	1,902
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	894
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,176
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,173
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,194
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021
4.000% due 08/01/2025 (a)	265	301
4.000% due 08/01/2027 (a)	250	295
4.000% due 07/01/2028 (a)	115	138
4.000% due 07/01/2029 (a)	250	303
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2021 5.000% due 12/01/2033	800	1,108
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011 5.000% due 08/15/2025	4,000	4,023
Sacramento Transportation Authority, California Revenue Bonds, Series 2012 5.000% due 10/01/2025	425	450
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,558
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	322
5.000% due 09/01/2031	290	332
5.000% due 09/01/2032	480	548
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	507
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.010% due 04/01/2038	2,000	2,000
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,277
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 5.000% due 08/01/2033	500	670
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
5.000% due 10/15/2033	400	534
5.000% due 10/15/2035	100	133
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021
5.000% due 10/15/2029	150	199
5.000% due 10/15/2031	200	269
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	779
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2037	2,000	2,427
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2035	2,000	2,637
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	3,000	3,627
San Francisco, California City & County General Obligation Notes, Series 2021 5.000% due 06/15/2029	1,500	1,987
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,891
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,110
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (b)	290	258
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (b)	2,575	2,349

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

San Mateo Foster City Public Financing Authority, California Revenue Notes, Series 2021 5.000% due 08/01/2025 (a)	1,250	1,479
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (b)	380	360
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,291
5.000% due 03/01/2026	50	52
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2033	2,225	3,116
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,275
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	555
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 5.000% due 06/01/2023	1,250	1,367
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,321
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	657
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	945
5.000% due 09/01/2029	300	352
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	822
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,917
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011 5.250% due 08/01/2027	2,000	2,008
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2037	250	294
West Basin Municipal Water District, California Revenue Bonds, Series 2011 5.000% due 08/01/2026	1,000	1,004
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,056

		230,340

FLORIDA 0.7%
Florida Municipal Power Agency Revenue Notes, Series 2021 1.425% due 10/01/2026	1,500	1,506
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (b)	650	463

		1,969

GEORGIA 0.5%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 5.000% due 09/01/2033	1,000	1,330

GUAM 0.5%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,476

ILLINOIS 1.7%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	500	628
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,830	2,003
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,882

		4,513

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,111

MICHIGAN 0.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.735% due 07/01/2032 ~	1,500	1,501

NEW JERSEY 1.0%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,750	2,134
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	500	615

		2,749

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,000	1,073

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,200	1,454

		2,527

OHIO 0.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,000	1,313

PENNSYLVANIA 0.9%
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	2,000	2,313

PUERTO RICO 1.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (b)	2,000	1,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	1,123

		3,413

Total Municipal Bonds & Notes (Cost $242,186)		254,555

SHORT-TERM INSTRUMENTS 1.2%
MUNICIPAL BONDS & NOTES 1.2%
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	$2,000	2,019
Riverside County, California Office of Education Pooled Notes Revenue Notes, Series 2021 2.000% due 12/01/2021	1,245	1,255

Total Municipal Bonds & Notes (Cost $3,274)		3,274

Total Short-Term Instruments (Cost $3,274)		3,274

Total Investments in Securities (Cost $245,460)		257,829

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	1,670,963	16,477

Total Short-Term Instruments (Cost $16,451)		16,477

Total Investments in Affiliates (Cost $16,451)		16,477

Total Investments 101.5% (Cost $261,911)		$274,306
Other Assets and Liabilities, net (1.5)%		(4,159)

Net Assets 100.0%		$270,147

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$230,340	$0	$230,340
Florida	0	1,969	0	1,969
Georgia	0	1,330	0	1,330
Guam	0	1,476	0	1,476
Illinois	0	4,513	0	4,513
Kentucky	0	1,111	0	1,111
Michigan	0	1,501	0	1,501
New Jersey	0	2,749	0	2,749
New York	0	2,527	0	2,527
Ohio	0	1,313	0	1,313
Pennsylvania	0	2,313	0	2,313
Puerto Rico	0	3,413	0	3,413
Short-Term Instruments
Municipal Bonds & Notes	0	3,274	0	3,274

	$0	$257,829	$0	$257,829
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,477	$0	$0	$16,477

Total Investments	$16,477	$257,829	$0	$274,306

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.7% ¤
MUNICIPAL BONDS & NOTES 89.1%
ARIZONA 0.2%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	$200	$229

CALIFORNIA 79.0%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2020 5.000% due 10/01/2045	1,000	1,171
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	250	281
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	110
4.000% due 04/01/2034	1,000	1,170
5.000% due 04/01/2056	250	312
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.250% due 04/01/2045	200	201
Bay Area Toll Authority, California Revenue Bonds, Series 2019 0.010% due 04/01/2053	1,000	1,000
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	225	258
5.000% due 08/01/2049	400	463
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	250	293
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	250	282
4.000% due 08/01/2047	250	276
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	248
4.000% due 06/01/2035	200	247
5.000% due 06/01/2033	250	332
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,000	1,576
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	357
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	576
5.000% due 10/01/2043	500	614
California Educational Facilities Authority Revenue Bonds, Series 2021 5.000% due 04/01/2051	1,000	1,625
California Health Facilities Financing Authority Revenue Bonds, Series 2001 0.020% due 10/01/2023	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	220
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	231
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	114
5.000% due 11/15/2046 (e)	250	304
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	243
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	629
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2037	1,000	1,200
4.000% due 06/01/2050	2,000	2,349
4.000% due 08/15/2050	1,000	1,202
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	244	250
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.380% due 08/01/2047 ~	1,000	1,002
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.450% due 01/01/2050	2,000	2,000
4.125% due 01/01/2035	500	550
5.000% due 01/01/2055	500	577
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	292
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2039	500	605
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	120
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	395

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

5.000% due 06/01/2043	500	615
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2040 (f)	1,000	1,174
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	300	351
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	149
California Public Finance Authority Revenue Bonds, Series 2017
0.010% due 08/01/2052	1,000	1,000
4.000% due 08/01/2047 (e)	260	293
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	287
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	275
5.000% due 06/01/2046	300	327
5.000% due 08/01/2046	500	564
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,220
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	321
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	604
5.000% due 04/01/2045	1,000	1,276
5.000% due 04/01/2049	400	509
California State General Obligation Bonds, Series 2021 5.000% due 12/01/2031	1,000	1,375
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	500	581
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	298
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	314
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	283
California Statewide Communities Development Authority Revenue Bonds, Series 2007 0.020% due 08/01/2035	1,000	1,000
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	233
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	350	398
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	115
5.250% due 12/01/2056	150	169
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2048	2,000	2,434
5.000% due 12/01/2053	100	122
5.000% due 12/01/2057	100	122
5.500% due 12/01/2058	350	417
Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (c)	265	201
0.000% due 08/01/2037 (c)	500	347
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (c)	530	476
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	250	278
4.000% due 10/01/2056	500	549
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (c)	250	200
El Dorado Irrigation District, California Certificates of Participation Bonds, Series 2020 4.000% due 03/01/2045	930	1,106
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	103
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	112
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (c)	1,000	768
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	251
5.000% due 06/01/2047	300	310
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	109
5.000% due 06/01/2026	200	242
5.000% due 06/01/2027	250	311
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018 5.000% due 06/01/2022	200	209
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (c)	500	402
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	291
Hartnell Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2037	250	294
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	409
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	171

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	410	429
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	292
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	105
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	181
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	546
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	168
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2035	250	297
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	236
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	276
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	298
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	1,000	1,149
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2001 0.010% due 07/01/2034	500	500
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2045	1,000	1,266
Los Angeles Department of Water, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,876
Los Angeles Department of Water, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,281
Los Angeles Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2040	1,000	1,200
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	104
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	271
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	200	315
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	288
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	637
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 07/01/2038	500	664
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.020% due 10/01/2036	2,000	2,000
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	411
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (c)	250	250
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	233
5.000% due 08/01/2031	150	192
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	284
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (c)	500	434
Norris School District, California General Obligation Bonds, Series 2012 0.000% due 11/01/2040 (d)	250	286
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	577
Northern California Gas Authority, Revenue Bonds, Series 2007 0.855% (0.67*US0003M + 0.720%) due 07/01/2027 ~	365	367
Oceanside Public Financing Authority, California Revenue Notes, Series 2019 4.000% due 11/01/2029	175	211
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2038	1,000	1,205
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	130
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	314
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	923
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	290
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,270
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	284
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (e)	200	239
5.000% due 10/01/2047 (e)	100	119
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	104

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	310
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.640% (US0003M + 0.550%) due 06/01/2034 ~	500	498
Sacramento Municipal Utility District, California Revenue Bonds, Series 2020 5.000% due 08/15/2033	500	670
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2041	1,000	1,140
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	144
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	213
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	627
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 10/15/2050	1,500	1,779
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	388
4.000% due 07/01/2047	400	462
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	583
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	608
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	610
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2039	1,000	1,185
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2036	1,000	1,314
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	258
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	126
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	260
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	197
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	561
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,267
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	234
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	317
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,188
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	230
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	583
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	690
Sierra Joint Community College District School Facilities District No 1, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (c)	1,000	837
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	710
Temple City Unified School District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2036 (d)	200	237
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 5.000% due 06/01/2030	1,000	1,344
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	658
5.000% due 06/01/2048	740	914
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	282
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	307
5.000% due 05/15/2058	100	124
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	633
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	270
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2036	300	354
4.000% due 08/01/2038	550	646
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	597

		95,561

FLORIDA 0.4%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2039 (c)	850	486

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

ILLINOIS 1.6%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	219
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,000	1,188
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	571

		1,978

LOUISIANA 0.2%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	180	238

NEW JERSEY 0.8%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	500	610
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	250	307

		917

NEW YORK 2.3%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,000	1,223
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	550	562
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	800	969

		2,754

PUERTO RICO 3.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	117
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	500	611
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	500	510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	448	148
0.000% due 07/01/2051 (c)	4,700	1,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,250

		3,761

TENNESSEE 1.5%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,801

Total Municipal Bonds & Notes (Cost $100,882)		107,725

SHORT-TERM INSTRUMENTS 2.6%
MUNICIPAL BONDS & NOTES 2.6%
Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021 2.000% due 12/01/2021	600	604
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	1,000	1,010
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022 (a)	1,500	1,557

Total Municipal Bonds & Notes (Cost $3,170)		3,171

Total Short-Term Instruments (Cost $3,170)		3,171

Total Investments in Securities (Cost $104,052)		110,896

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio III	812,212	8,009

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $8,008)	8,009

Total Investments in Affiliates (Cost $8,008)	8,009

Total Investments 98.3% (Cost $112,060)	$118,905
Other Assets and Liabilities, net 1.7%	1,997

Net Assets 100.0%	$120,902

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.) June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	05/20/2021	$1,154	$1,174	0.97%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$229	$0	$229
California	0	95,561	0	95,561
Florida	0	486	0	486
Illinois	0	1,978	0	1,978
Louisiana	0	238	0	238
New Jersey	0	917	0	917
New York	0	2,754	0	2,754
Puerto Rico	0	3,761	0	3,761
Tennessee	0	1,801	0	1,801
Short-Term Instruments
Municipal Bonds & Notes	0	3,171	0	3,171

$0	$110,896	$0	$110,896
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,009	$0	$0	$8,009

Total Investments	$8,009	$110,896	$0	$118,905

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 96.8%
CALIFORNIA 88.7%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016 5.000% due 10/01/2035	$600	$718
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 5.000% due 10/01/2035	600	739
California State General Obligation Notes, Series 2019 5.000% due 04/01/2029	1,000	1,307
California State Public Works Board Revenue Notes, Series 2018 5.000% due 05/01/2028	845	1,079
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 3.000% due 08/15/2029	1,115	1,217
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	756
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013 5.000% due 11/15/2023	200	222
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016 4.000% due 11/01/2022	650	679
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2023	610	671
Chula Vista Elementary School District, California General Obligation Notes, Series 2020 2.000% due 08/01/2023	750	777
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	716
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013 5.000% due 09/01/2026	625	690
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	754
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2012 3.500% due 12/01/2025	420	421
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	474
East Side Union High School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2030	605	711
5.000% due 08/01/2033	975	1,144
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	596
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	586
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	1,040
Fresno County, California Financing Authority Revenue Bonds, Series 2016 5.000% due 04/01/2028	1,500	1,804
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	382
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,361
5.000% due 06/01/2030	250	272
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	545	641
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	607
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	637
Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020 4.000% due 09/01/2023	570	616
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	456
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	600	716
Laguna Beach, California Special Assessment Notes, Series 2016 2.000% due 09/02/2021	255	256
Los Angeles Community College District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2033	1,150	1,283
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	500	650
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	1,128
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,242
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2033	650	815

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	446
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	749
5.000% due 10/01/2025	695	822
Metropolitan Water District of Southern California Revenue Bonds, Series 2012 5.000% due 10/01/2035	550	569
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (b)	1,700	1,886
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 5.000% due 11/01/2032	800	972
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018 5.000% due 11/01/2025	625	748
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2019 5.000% due 11/01/2022	595	633
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2020 5.000% due 11/01/2027	650	822
Oak Grove School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2024 (a)	400	394
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	599
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	525
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	237
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,730	2,108
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	287
5.000% due 09/01/2025	350	417
Poway Unified School District, California Special Tax Bonds, Series 2016 5.000% due 09/01/2027	1,100	1,347
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	350
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012 4.000% due 06/01/2028	250	258
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	356
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	949
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	699
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	230
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,699
San Francisco, California City & County General Obligation Notes, Series 2020 5.000% due 06/15/2026	770	942
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 09/01/2027 (a)	1,000	948
Santa Cruz County, California Certificates of Participation Notes, Series 2014 5.000% due 08/01/2023	295	325
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,525	1,617
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2014 5.000% due 09/01/2025	1,250	1,426
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,575	1,950
Stockton Unified School District, California General Obligation Bond, Series 2016 5.000% due 08/01/2026	1,835	2,173
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	579
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	488
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 4.000% due 09/01/2022	375	392
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	853
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	252
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 5.000% due 08/01/2026	1,000	1,213
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	750	889

		61,312

ILLINOIS 7.9%
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2025	625	638
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	500	550
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,152
5.000% due 01/01/2031	2,000	2,298

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	789

		5,427

KENTUCKY 0.2%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	138

Total Municipal Bonds & Notes (Cost $64,230)		66,877

	SHARES
SHORT-TERM INSTRUMENTS 2.2%
MUTUAL FUNDS 2.2%
Fidelity Investments Money Market Government Portfolio, Class I 0.080% (c)	1,527,209	1,527

Total Short-Term Instruments (Cost $1,527)		1,527

Total Investments in Securities (Cost $65,757)		68,404

Total Investments 99.0% (Cost $65,757)		$68,404
Other Assets and Liabilities, net 1.0%		707

Net Assets 100.0%		$69,111

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$61,312	$0	$61,312
Illinois	0	5,427	0	5,427
Kentucky	0	138	0	138
Short-Term Instruments
Mutual Funds	1,527	0	0	1,527

Total Investments	$1,527	$66,877	$0	$68,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0%
MUNICIPAL BONDS & NOTES 91.4%
CALIFORNIA 83.6%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,165
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2016 5.000% due 10/01/2034	2,465	2,494
Arcadia Unified School District, California General Obligation Bonds, Series 2014 5.000% due 06/01/2044	1,290	1,358
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,067
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	136
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2010 5.400% due 03/01/2026	500	502
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	4,275	4,533
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,919
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,599
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,114
5.750% due 08/01/2033	1,910	2,128
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2037	2,590	2,727
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,716
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	5,595	1,783
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,752
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,740
Fresno Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2041 (a)	1,600	404
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	5,044
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,615	8,956
5.000% due 06/01/2045	4,550	5,343
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005 5.000% due 09/01/2037	1,000	1,003
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2042	1,000	1,050
Los Angeles Department of Airports, California Revenue Bonds, Series 2016
5.000% due 05/15/2035	1,000	1,196
5.000% due 05/15/2042	1,330	1,583
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	10,452
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	13,735	14,368
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,256
5.000% due 09/01/2043	4,165	4,176
5.000% due 09/01/2045	2,500	2,507
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
0.670% (US0003M + 0.580%) due 09/01/2027 ~	3,185	3,193
0.720% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,603
Mount Diablo Unified School District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2030	5,510	5,793
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2013 6.625% due 08/01/2038	2,650	2,664
Oxnard School District, California General Obligation Bonds, (NPFGC Insured), Series 2001 5.750% due 08/01/2030	800	850

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

Palo Alto, California General Obligation Bonds, Series 2010 5.000% due 08/01/2040	4,195	4,211
Port of Oakland, California Revenue Bonds, Series 2012 5.000% due 05/01/2033	2,500	2,600
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,252
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	4,455
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,123
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.640% (US0003M + 0.550%) due 06/01/2034 ~	3,555	3,542
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	6,378
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (b)	2,650	1,519
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,903
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012 5.000% due 04/01/2048	5,900	6,116
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.250% due 04/15/2029	1,000	1,041
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,697
5.250% due 05/01/2033	1,520	1,644
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,309
5.000% due 05/01/2044	4,640	5,179
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	5,294
San Mateo Union High School District, California General Obligation Bonds, Series 2011 0.000% due 09/01/2025 (a)	1,000	789
Solano County, California Community College District General Obligation Bonds, Series 2013 5.000% due 08/01/2043	4,680	5,152
Southern California Public Power Authority Revenue Bonds, Series 2011 5.250% due 07/01/2027	2,675	2,675
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,334
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,506
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	812
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,752
University of California Revenue Bonds, Series 2012 5.000% due 05/15/2042	4,570	4,765
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,417
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	3,033
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	4,075

		195,039

ILLINOIS 6.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,137
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,245
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,098
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,086
5.000% due 01/01/2035	1,000	1,080
5.000% due 01/01/2040	2,325	2,501
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,927
Illinois Finance Authority Revenue Bonds, Series 2010 5.375% due 05/15/2025	3,835	3,849
Illinois Finance Authority Revenue Bonds, Series 2011 5.625% due 08/15/2031	1,000	1,007

		15,930

PENNSYLVANIA 1.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,397

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $201,922)		213,366

	SHARES
SHORT-TERM INSTRUMENTS 7.6%
MUTUAL FUNDS 7.6%
Fidelity Investments Money Market Government Portfolio, Class I 0.080% (c)	17,637,244	17,637

Total Short-Term Instruments (Cost $17,637)		17,637

Total Investments in Securities (Cost $219,559)		231,003

Total Investments 99.0% (Cost $219,559)		$231,003
Other Assets and Liabilities, net 1.0%		2,435

Net Assets 100.0%		$233,438

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$195,039	$0	$195,039
Illinois	0	15,930	0	15,930
Pennsylvania	0	2,397	0	2,397
Short-Term Instruments
Mutual Funds	17,637	0	0	17,637

Total Investments	$17,637	$213,366	$0	$231,003

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.8% ¤
MUNICIPAL BONDS & NOTES 88.6%
ALABAMA 0.8%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$1,250	$1,267

CALIFORNIA 79.4%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013 5.000% due 10/01/2021	2,000	2,023
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	350	393
Bay Area Toll Authority, California Revenue Bonds, Series 2001 1.280% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,038
Bay Area Toll Authority, California Revenue Bonds, Series 2008 1.130% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	203
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,243
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	737
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.480% due 04/01/2056 ~	1,000	1,002
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	335
5.000% due 06/01/2032	300	400
California Earthquake Authority Revenue Notes, Series 2020 1.477% due 07/01/2023	1,350	1,376
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	775
California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	535
5.000% due 10/01/2025	455	541
California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2023	550	596
5.000% due 04/01/2024	525	592
5.000% due 04/01/2025	425	497
California Health Facilities Financing Authority Revenue Bonds, Series 2001 0.020% due 10/01/2023	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,811
California Health Facilities Financing Authority Revenue Bonds, Series 2011
0.020% due 03/01/2047	1,340	1,340
3.000% due 03/01/2041	1,810	1,902
California Health Facilities Financing Authority Revenue Bonds, Series 2012
0.010% due 10/01/2042	1,050	1,050
0.020% due 10/01/2042	965	965
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	288
4.000% due 10/01/2036	125	140
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,596
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,750	2,088
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	1,000	1,105
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,157
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,669
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2022	260	271
5.000% due 06/01/2023	300	327
5.000% due 06/01/2027	365	453
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,500	1,508
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.380% due 08/01/2047 ~	2,000	2,005
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.730% due 12/01/2050 ~	1,000	1,014
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	650	669
California Municipal Finance Authority Revenue Bonds, Series 2010 0.160% due 09/01/2021	1,500	1,500

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

California Municipal Finance Authority Revenue Notes, Series 2014 5.000% due 10/01/2022	1,110	1,177
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2021	150	152
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,126
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	500
California State Department of Water Resources Revenue Bonds, Series 2014 0.400% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,007
California State General Obligation Bonds, Series 2013 0.410% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,451
California State University Revenue Bonds, Series 2011 5.000% due 11/01/2042	2,000	2,032
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	251
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	169
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	1,500	1,503
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,246
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	300	314
5.000% due 07/01/2024	300	341
5.000% due 08/01/2024	150	170
5.000% due 03/01/2025	410	479
5.000% due 08/01/2025	415	485
City And County, California Of San Francisco Finance Corp. Revenue Bonds, Series 2008 0.020% due 04/01/2030	5,000	5,000
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	250	240
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014 5.000% due 06/01/2022	390	407
Eastern Municipal Water District, California Revenue Bonds, Series 2021 0.130% due 07/01/2046 ~	4,000	4,001
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,049
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (b)	1,565	1,272
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	363
Irvine Unified School District, California Special Tax Notes, Series 2017 5.000% due 09/01/2022	1,625	1,717
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	315
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (b)	100	99
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,502
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	351
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,372
5.000% due 07/01/2024	1,665	1,904
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.280% due 07/01/2047 ~	750	750
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (b)	1,900	1,898
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,645
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2046 (b)	1,000	166
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	4,400
Northern California Power Agency Revenue Notes, Series 2019
5.000% due 08/01/2021	2,270	2,279
5.000% due 08/01/2022	275	289
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,703
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,064
5.000% due 11/01/2023	1,000	1,108
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2022	640	673
5.000% due 08/15/2023	930	1,019
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	409
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,183
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2021	1,035	1,043
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	553
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2024 (a)	1,000	1,104

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2021	2,000	2,000
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.640% (US0003M + 0.550%) due 06/01/2034 ~	1,000	996
Sacramento County, California Water Financing Authority Revenue Notes, Series 2019 5.000% due 06/01/2023	170	186
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,251
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	440
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.010% due 04/01/2038	1,000	1,000
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	330
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021 5.000% due 10/15/2025	400	478
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,580
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	286
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2007 0.040% due 04/01/2039	1,645	1,645
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	572
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2028 (c)	250	266
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,306
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	734
5.000% due 11/01/2032	350	483
5.000% due 11/01/2033	750	1,050
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	328
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,096
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	357
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	687
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 0.450% due 06/01/2030	150	153
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,275
5.000% due 06/01/2026	1,000	1,218
University of California Revenue Notes, Series 2015 5.000% due 05/15/2022	1,250	1,303
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,108
West Covina Public Financing Authority, California Revenue Notes, Series 2020 1.747% due 08/01/2021	600	601

		118,154

GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,097

ILLINOIS 1.5%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	109
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,125

		2,234

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.125% due 06/01/2037	400	415

MICHIGAN 0.9%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	502
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	764	798

		1,300

NEW YORK 1.0%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,465

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

NORTH CAROLINA 1.8%
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	2,350	2,649

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	371

PUERTO RICO 0.8%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,000	1,253

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,139

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	529	546

Total Municipal Bonds & Notes (Cost $129,525)		131,890

SHORT-TERM INSTRUMENTS 4.2%
MUNICIPAL BONDS & NOTES 4.2%
California School Cash Reserve Program Authority Revenue Notes, Series 2021 2.000% due 01/31/2022	$1,500	1,517
Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021 2.000% due 12/01/2021	1,700	1,711
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022 (a)	1,500	1,557
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	1,500	1,509

Total Municipal Bonds & Notes (Cost $6,293)		6,294

Total Short-Term Instruments (Cost $6,293)		6,294

Total Investments in Securities (Cost $135,818)		138,184

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	794,724	7,837

Total Short-Term Instruments (Cost $7,837)		7,837

Total Investments in Affiliates (Cost $7,837)		7,837

Total Investments 98.1% (Cost $143,655)		$146,021
Other Assets and Liabilities, net 1.9%		2,804

Net Assets 100.0%		$148,825

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,267	$0	$1,267
California	0	118,154	0	118,154
Guam	0	1,097	0	1,097
Illinois	0	2,234	0	2,234
Louisiana	0	415	0	415
Michigan	0	1,300	0	1,300
New York	0	1,465	0	1,465
North Carolina	0	2,649	0	2,649
Oregon	0	371	0	371
Puerto Rico	0	1,253	0	1,253
Tennessee	0	1,139	0	1,139
West Virginia	0	546	0	546
Short-Term Instruments
Municipal Bonds & Notes	0	6,294	0	6,294

	$0	$138,184	$0	$138,184
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,837	$0	$0	$7,837

Total Investments	$7,837	$138,184	$0	$146,021

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
CORPORATE BONDS & NOTES 83.2%
BANKING & FINANCE 39.5%
AIB Group PLC 2.875% due 05/30/2031 •	EUR	100	$127
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051		$100	98
Allstate Corp. 1.450% due 12/15/2030		25	24
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	200	278
AXA S.A. 5.625% due 01/16/2054 •	GBP	100	177
Banco Bilbao Vizcaya Argentaria S.A. 1.375% due 05/14/2025	EUR	100	125
Bank of America Corp.
0.981% due 09/25/2025 •		$200	200
2.456% due 10/22/2025 •		100	105
Barclays PLC 0.625% due 11/14/2023 •	EUR	100	120
BNP Paribas S.A.
0.500% due 06/04/2026 •		200	241
4.625% due 02/25/2031 •(d)(e)		$200	209
Boston Properties LP 2.550% due 04/01/2032		200	201
Brookfield Finance, Inc. 2.724% due 04/15/2031		100	103
CBRE Services, Inc. 2.500% due 04/01/2031		100	101
Chubb INA Holdings, Inc. 0.875% due 06/15/2027	EUR	100	123
Community Preservation Corp. 2.867% due 02/01/2030		$75	78
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	100	122
2.750% due 01/22/2028	GBP	100	142
Digital Euro Finco LLC 2.500% due 01/16/2026	EUR	100	130
Equinix, Inc.
1.550% due 03/15/2028		$50	49
2.500% due 05/15/2031		60	61
EUROFIMA 0.000% due 07/28/2026 (c)	EUR	130	156
European Investment Bank 0.750% due 07/15/2027	AUD	100	73
Farmers Exchange Capital 5.454% due 10/15/2054 •		$50	63
Grainger PLC 3.375% due 04/24/2028	GBP	100	150
HAT Holdings LLC
3.375% due 06/15/2026		$100	101
3.750% due 09/15/2030		300	294
Host Hotels & Resorts LP 3.500% due 09/15/2030		200	210
HSBC Holdings PLC 3.033% due 11/22/2023 •		200	207
ING Groep NV
4.625% due 01/06/2026		200	228
4.875% due 05/16/2029 •(d)(e)		200	209
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	100	122
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		$100	100
Kilroy Realty LP 2.500% due 11/15/2032		300	297
Kimco Realty Corp. 2.700% due 10/01/2030		100	103
Kreditanstalt fuer Wiederaufbau 0.750% due 09/30/2030		100	94
LeasePlan Corp. NV
1.375% due 03/07/2024	EUR	100	123
3.500% due 04/09/2025		250	334

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	245
National Bank of Canada 0.550% due 11/15/2024 •		$250	249
Prologis International Funding S.A.
0.875% due 07/09/2029	EUR	125	153
1.750% due 03/15/2028		125	162
Radian Group, Inc. 6.625% due 03/15/2025		$130	147
Rayonier LP 2.750% due 05/17/2031		100	101
Regency Centers LP
3.600% due 02/01/2027		200	222
3.700% due 06/15/2030		60	67
Santander UK Group Holdings PLC 2.896% due 03/15/2032 •		300	309
Standard Chartered PLC 1.214% due 03/23/2025 •		250	251
Starwood Property Trust, Inc. 3.625% due 07/15/2026 (a)		100	101
Stockland Trust 1.500% due 11/03/2021	EUR	100	119
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024		130	159
UDR, Inc. 3.100% due 11/01/2034		$50	53
Wells Fargo & Co. 0.805% due 05/19/2025 •		100	100
Weyerhaeuser Co. 7.375% due 03/15/2032		30	43

			8,159

INDUSTRIALS 20.6%
Boise Cascade Co. 4.875% due 07/01/2030		30	32
Celgene Corp. 3.550% due 08/15/2022		50	52
Central Japan Railway Co.
2.200% due 10/02/2024		200	208
3.400% due 09/06/2023		200	212
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	179
Continental Wind LLC 6.000% due 02/28/2033		$64	74
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	86
Danone S.A. 2.947% due 11/02/2026		200	215
Dell International LLC
4.900% due 10/01/2026		130	150
6.200% due 07/15/2030		50	64
Gap, Inc.
8.625% due 05/15/2025		100	110
8.875% due 05/15/2027		40	46
Hilton Domestic Operating Co., Inc.
4.000% due 05/01/2031		150	152
4.875% due 01/15/2030		30	32
Kaiser Foundation Hospitals 2.810% due 06/01/2041		100	102
Kellogg Co. 0.500% due 05/20/2029	EUR	100	119
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		$200	193
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	148
NXP BV 2.500% due 05/11/2031		$100	101
Owens Corning 3.950% due 08/15/2029		30	34
Pfizer, Inc. 2.625% due 04/01/2030		200	213
ProGroup AG 3.000% due 03/31/2026	EUR	100	120
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	141
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	214
salesforce.com, Inc. 1.500% due 07/15/2028 (a)		50	50
Schaeffler AG 3.375% due 10/12/2028	EUR	100	131
SEB S.A. 1.375% due 06/16/2025		100	122
Stora Enso Oyj 2.500% due 03/21/2028		100	134

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

T-Mobile USA, Inc. 2.625% due 04/15/2026		$200	205
Tesco PLC 5.000% due 03/24/2023	GBP	100	149
Vmed O2 UK Financing PLC 4.750% due 07/15/2031 (a)		$200	204
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	200	239
Xylem, Inc. 2.250% due 01/30/2031		$35	35

			4,266

UTILITIES 23.1%
AES Corp.
1.375% due 01/15/2026		100	99
2.450% due 01/15/2031		50	50
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	204
Avangrid, Inc.
3.200% due 04/15/2025		50	54
3.800% due 06/01/2029		450	508
Clearway Energy Operating LLC
3.750% due 02/15/2031		130	130
4.750% due 03/15/2028		30	32
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		100	110
3.950% due 04/01/2050		50	57
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		200	205
Georgia Power Co. 3.250% due 03/15/2051		100	101
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		200	216
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	204
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029 (a)		100	102
Mississippi Power Co. 3.100% due 07/30/2051		50	51
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	101
2.200% due 12/02/2026	AUD	200	151
4.800% due 12/01/2077 •		$51	57
NSTAR Electric Co. 3.100% due 06/01/2051		100	104
Public Service Co. of Colorado 2.700% due 01/15/2051		200	196
ReNew Wind Energy AP2 4.500% due 07/14/2028		200	204
Solar Star Funding LLC 5.375% due 06/30/2035		513	579
Southern California Edison Co. 2.500% due 06/01/2031		150	150
Southern Power Co. 0.900% due 01/15/2026		40	39
Southwestern Public Service Co. 3.150% due 05/01/2050		30	31
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		177	202
TerraForm Power Operating LLC 5.000% due 01/31/2028		150	159
Union Electric Co. 2.150% due 03/15/2032		50	50
Verizon Communications, Inc.
0.375% due 03/22/2029	EUR	100	118
1.500% due 09/18/2030		$430	411
Vodafone Group PLC 5.125% due 06/04/2081 •		100	101

			4,776

Total Corporate Bonds & Notes (Cost $16,785)			17,201

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 1.988% due 11/01/2031		170	173

FLORIDA 0.6%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	112

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NEW YORK 0.8%
New York City Water & Sewer System Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	165

Total Municipal Bonds & Notes (Cost $455)			450

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	106
GCCFC Commercial Mortgage Trust 0.873% due 02/15/2038 •		100	100
JP Morgan Chase Commercial Mortgage Securities Trust 0.873% due 04/15/2038 •		94	95
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	111
One Bryant Park Trust 2.516% due 09/15/2054		100	104
VASA Trust 0.973% due 07/15/2039 •		100	100

Total Non-Agency Mortgage-Backed Securities (Cost $603)			616

ASSET-BACKED SECURITIES 0.8%
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048 «		100	100
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		70	71

Total Asset-Backed Securities (Cost $170)			171

SOVEREIGN ISSUES 0.6%
Societe Nationale SNCF S.A. 0.625% due 04/17/2030	EUR	100	123

Total Sovereign Issues (Cost $124)			123

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup, Inc. 3.875% due 02/18/2026 •(d)		50,000	51

Total Preferred Securities (Cost $50)			51

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
U.S. TREASURY CASH MANAGEMENT BILLS 8.7%
0.016% due 08/12/2021 - 09/28/2021 (a)(b)(c)		$1,800	1,800

Total Short-Term Instruments (Cost $1,800)			1,800

Total Investments in Securities (Cost $19,987)			20,412

Total Investments 98.7% (Cost $19,987)			$20,412
Financial Derivative Instruments (f)(g) 0.5%(Cost or Premiums, net $33)			106
Other Assets and Liabilities, net 0.8%			163

Net Assets 100.0%			$20,681

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

«	Security valued using significant unobservable inputs (Level 3).
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(9) at a weighted average interest rate of 0.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	1	$205	$1	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2021	41	5,061	(12)	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	1	193	1	1	0

$(10)	$4	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond September Futures	09/2021	1	$(241)	$(4)	$1	$(2)
U.S. Treasury 10-Year Note September Futures	09/2021	7	(928)	(7)	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	4	(589)	(8)	0	(2)
United Kingdom Long Gilt September Futures	09/2021	1	(177)	0	0	0

$(19)	$1	$(6)

Total Futures Contracts	$(29)	$5	$(6)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	200	$11	$(5)	$6	$0	$0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(8)	0	(8)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	$280	51	(15)	36	0	(1)
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051	EUR	200	(1)	(1)	(2)	0	(1)

Total Swap Agreements	$53	$(21)	$32	$0	$(2)

Cash of $172 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	CAD	4	$3	$0	$0
08/2021	EUR	3,043	3,694	83	0
08/2021	$61	EUR	50	0	(2)
BPS	08/2021	AUD	300	$234	9	0
08/2021	$44	SEK	365	0	(1)
CBK	08/2021	EUR	107	$131	4	0
HUS	08/2021	157	191	4	0
08/2021	GBP	669	946	20	0
JPM	08/2021	EUR	98	120	4	0
UAG	08/2021	100	122	3	0

Total Forward Foreign Currency Contracts	$127	$(3)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$101.367	08/05/2021	300	$(1)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,500	(9)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,500	(6)	(8)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	100	0	0

Total Written Options	$(20)	$(15)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,159	$0	$8,159
Industrials	0	4,266	0	4,266
Utilities	0	4,776	0	4,776
Municipal Bonds & Notes
California	0	173	0	173
Florida	0	112	0	112
New York	0	165	0	165
Non-Agency Mortgage-Backed Securities	0	616	0	616
Asset-Backed Securities	0	71	100	171
Sovereign Issues	0	123	0	123
Preferred Securities
Banking & Finance	0	51	0	51
Short-Term Instruments
U.S. Treasury Cash Management Bills	0	1,800	0	1,800

Total Investments	$0	$20,312	$100	$20,412

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	3	0	5
Over the counter	0	127	0	127

$2	$130	$0	$132
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(6)	0	(8)
Over the counter	0	(18)	0	(18)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	$(2)	$(24)	$0	$(26)

Total Financial Derivative Instruments	$0	$106	$0	$106

Totals	$0	$20,418	$100	$20,518

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.0% ¤
CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 0.7%
Ally Financial, Inc. 8.000% due 11/01/2031		$1,424	$2,048
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		52	55
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	500	490
Deutsche Bank AG 4.250% due 10/14/2021		$4,805	4,857
Ford Motor Credit Co. LLC 1.068% (US0003M + 0.880%) due 10/12/2021 ~		4,894	4,888
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		3,203	3,277
4.519% due 06/25/2024 •		2,047	2,199
8.625% due 08/15/2021 •(f)(g)		730	737
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		178	186

			18,737

INDUSTRIALS 1.7%
AbbVie, Inc. 5.000% due 12/15/2021		3,203	3,234
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,300	1,309
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		178	184
Charter Communications Operating LLC 4.464% due 07/23/2022		2,661	2,755
Danone S.A. 2.077% due 11/02/2021		4,449	4,470
Delta Air Lines, Inc. 3.625% due 03/15/2022		4,894	4,964
ERAC USA Finance LLC 2.600% due 12/01/2021		712	718
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		6,407	6,419
Heathrow Funding Ltd. 4.875% due 07/15/2023		150	150
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		10,945	10,948
Imperial Brands Finance PLC 3.750% due 07/21/2022		200	205
JT International Financial Services BV 3.500% due 09/28/2023		200	213
Komatsu Finance America, Inc. 2.437% due 09/11/2022		1,780	1,819
McDonald's Corp. 0.614% (US0003M + 0.430%) due 10/28/2021 ~		8,098	8,108
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	112
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		250	252
Time Warner Cable LLC 4.000% due 09/01/2021		1,513	1,513
Toyota Industries Corp. 3.110% due 03/12/2022		200	204
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		89	95

			47,672

SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC 1.380% due 09/02/2021 (h)		1,726	1,727

UTILITIES 0.2%
AT&T, Inc. 2.550% due 12/01/2033		378	375

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

British Transco International Finance BV 0.000% due 11/04/2021 (d)	530	530
Sprint Corp. 7.250% due 09/15/2021	801	815
Verizon Communications, Inc.
3.376% due 02/15/2025	349	379
4.016% due 12/03/2029	2,302	2,641

		4,740

Total Corporate Bonds & Notes (Cost $71,523)		72,876

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
0.522% due 10/25/2036 •	17	17
0.542% due 08/25/2037 •	584	592
2.125% due 04/24/2026 (k)	5,695	6,035
2.259% due 05/01/2038 •	3,085	3,266
Freddie Mac
0.453% due 07/15/2036 •	210	212
0.523% due 05/15/2032 - 09/15/2042 •	1,641	1,659
0.673% due 12/15/2037 •	178	181
0.693% due 10/15/2037 •	459	467
Ginnie Mae
0.293% due 10/16/2053 ~(a)	1,262	6
0.386% due 10/20/2043 •	3,444	3,438
0.599% due 08/20/2068 •	3,757	3,728
Small Business Administration
4.840% due 05/01/2025	37	39
4.990% due 09/01/2024	42	43
5.160% due 02/01/2028	31	34
5.310% due 05/01/2027	56	61
5.510% due 11/01/2027	26	28
5.820% due 06/01/2026	37	39
5.870% due 07/01/2028	23	25
6.020% due 08/01/2028	14	16
6.770% due 11/01/2028	51	58
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048	2,271	2,405
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2051	260,500	277,636

Total U.S. Government Agencies (Cost $300,908)		299,985

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Bonds
3.000% due 05/15/2045	2,010	2,371
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022	98	100
0.125% due 07/15/2026	4,591	5,029
0.250% due 07/15/2029 (k)(m)	1,043	1,161
0.375% due 07/15/2023(m)	310	330
0.375% due 07/15/2025 (k)(m)	3,490	3,833
0.375% due 07/15/2025 (k)	19,927	21,887
0.375% due 01/15/2027 (m)	166	184
0.375% due 07/15/2027	10,742	11,986
0.500% due 01/15/2028	6,597	7,400
0.625% due 07/15/2021 (k)(m)	1,421	1,427
0.750% due 02/15/2042	6,403	7,810
0.875% due 02/15/2047	1,840	2,372
1.000% due 02/15/2049	3,965	5,349
1.375% due 02/15/2044 (k)	3,505	4,845
1.375% due 02/15/2044	8,634	11,932
1.750% due 01/15/2028	103	125
2.125% due 02/15/2040	1,286	1,919
2.125% due 02/15/2041	115	173
2.500% due 01/15/2029 (k)	32,766	42,232
3.375% due 04/15/2032	1,093	1,614
3.875% due 04/15/2029	2,288	3,220
U.S. Treasury Notes
1.625% due 05/15/2026	25,577	26,518
2.000% due 02/15/2025	33,704	35,394
2.750% due 02/15/2024	42,010	44,626

Total U.S. Treasury Obligations (Cost $219,387)		243,837

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust 3.047% due 07/25/2035 ~	110	114
American Home Mortgage Investment Trust 1.671% due 09/25/2045 •	1	1
Banc of America Funding Trust 3.018% due 05/20/2036 ^~	294	300
Bear Stearns Adjustable Rate Mortgage Trust 2.849% due 01/25/2035 ~	155	162

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Bear Stearns ALT-A Trust 4.420% due 07/25/2035 ^~		644	552
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~		67	57
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~		105	107
2.822% due 02/25/2037 ~		84	88
5.500% due 12/25/2022 ^		361	218
ChaseFlex Trust 6.300% due 06/25/2036 ^~		58	57
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.372% due 01/25/2035 •		3	3
Citigroup Mortgage Loan Trust 2.520% due 11/25/2035 •		66	67
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		6,151	3,709
6.500% due 09/25/2037 ^		1,457	862
Countrywide Home Loan Mortgage Pass-Through Trust
2.766% due 08/20/2035 ^~		1,402	1,389
2.817% due 11/20/2034 ~		264	269
Eurosail PLC
1.034% due 06/13/2045 •	GBP	1,439	1,996
First Horizon Alternative Mortgage Securities Trust 2.591% due 04/25/2035 ~		$232	247
GSR Mortgage Loan Trust
2.825% due 11/25/2035 ~		100	101
2.924% due 09/25/2035 ~		8	8
HarborView Mortgage Loan Trust
0.223% due 03/19/2037 •		718	671
0.298% due 12/19/2036 •		8,002	7,524
0.713% due 11/19/2035 •		597	543
0.773% due 06/20/2035 •		398	391
HomeBanc Mortgage Trust 0.752% due 10/25/2035 •		80	80
IndyMac Mortgage Loan Trust
0.512% due 07/25/2036 •		914	876
2.864% due 11/25/2035 ^~		182	168
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		2,062	2,013
JP Morgan Mortgage Trust
2.696% due 07/25/2035 ~		53	55
2.777% due 04/25/2035 ~		13	14
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		125	127
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.813% due 09/15/2030 •		86	87
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.553% due 06/15/2030 •		6	6
Merrill Lynch Mortgage Investors Trust
1.883% due 05/25/2036 ~		3	3
2.116% due 12/25/2034 ~		63	65
2.974% due 06/25/2035 ~		157	160
Natixis Commercial Mortgage Securities Trust 0.823% due 02/15/2033 •		3,584	3,586
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.852% due 12/25/2035 •		4,901	4,932
Residential Accredit Loans, Inc. Trust
0.452% due 06/25/2046 •		105	34
6.000% due 09/25/2036		202	192
6.000% due 09/25/2036 ^		527	501
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,433	4,135
Structured Adjustable Rate Mortgage Loan Trust 1.042% due 11/25/2034 •		556	545
Structured Asset Mortgage Investments Trust
0.512% due 05/25/2036 •		86	75
0.773% due 05/19/2035 •		41	41
Thornburg Mortgage Securities Trust 1.544% due 03/25/2037 ^•		2,237	2,101
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	6,383	8,877
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 11/25/2034 •		$201	194
0.832% due 01/25/2045 •		370	370
0.892% due 01/25/2045 •		242	243
2.577% due 06/25/2034 ~		32	33
2.747% due 10/25/2034 ~		31	32
2.793% due 01/25/2035 ~		38	39
Wells Fargo Mortgage-Backed Securities Trust 2.827% due 04/25/2036 ~		224	219

Total Non-Agency Mortgage-Backed Securities (Cost $49,979)			49,239

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust
0.962% due 05/25/2035 •		745	730

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

0.992% due 12/25/2034 •		451	442
Asset-Backed Securities Corp. Home Equity Loan Trust 0.322% due 11/25/2036 •		5,873	5,641
Atrium Corp. 1.014% due 04/22/2027 •		2,578	2,579
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	354	420
Bear Stearns Asset-Backed Securities Trust
0.752% due 02/25/2036 •		$7,641	7,188
1.092% due 09/25/2046 •		362	335
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	238	283
Catamaran CLO Ltd. 1.031% due 01/27/2028 •		$1,731	1,730
CoreVest American Finance Trust 2.968% due 10/15/2049		160	160
Countrywide Asset-Backed Certificates 1.127% due 12/25/2035 •		2,314	2,310
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		2,519	2,543
Countrywide Asset-Backed Certificates Trust, Inc.
0.872% due 11/25/2034 •		174	173
0.947% due 08/25/2034 •		54	54
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		3,401	3,401
Fremont Home Loan Trust
0.232% due 01/25/2037 •		1,856	1,241
0.332% due 10/25/2036 •		6,034	3,393
GSAMP Trust 0.292% due 11/25/2036 •		840	525
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		278	278
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.142% due 11/25/2034 •		175	173
Jubilee CLO BV 0.252% due 12/15/2029 •	EUR	1,913	2,262
KVK CLO Ltd. 1.086% due 01/14/2028 •		$207	207
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		540	541
Morgan Stanley ABS Capital, Inc. Trust
1.022% due 03/25/2035 •		30	31
1.127% due 07/25/2035 •		6,616	6,615
North Carolina State Education Assistance Authority 0.892% due 07/25/2039 •		3,443	3,450
OCP CLO Ltd.
0.984% due 07/15/2027 •		429	429
0.996% due 10/26/2027 •		1,511	1,512
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		2,048	1,541
0.232% due 03/25/2037 •		1,699	1,307
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.067% due 10/25/2034 •		9	10
Saxon Asset Securities Trust 0.402% due 09/25/2037 •		837	825
SLM Student Loan Trust 1.676% due 04/25/2023 •		1,774	1,791
Soundview Home Loan Trust 1.042% due 10/25/2037 •		991	847
Structured Asset Securities Corp. Mortgage Loan Trust 1.592% due 04/25/2035 •		76	77
TICP CLO Ltd. 1.028% due 04/20/2028 •		12,948	12,947
Venture CLO Ltd. 1.064% due 07/15/2027 •		1,195	1,196
Wind River CLO Ltd. 1.054% due 10/15/2027 •		59	59

Total Asset-Backed Securities (Cost $67,724)			69,246

SOVEREIGN ISSUES 2.3%
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	3,097	2,403
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	32,567	58,226

Total Sovereign Issues (Cost $55,504)			60,629

		OUNCES
COMMODITIES 8.4%
Gold Warehouse Receipts		110,519	195,692
Platinum Warehouse Receipts		9,648	10,328
Silver Warehouse Receipts		766,851	20,063

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Total Commodities (Cost $200,470)		226,083

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 43.9%
REPURCHASE AGREEMENTS (i) 14.9%		401,161

U.S. TREASURY BILLS 23.8%
0.019% due 07/08/2021 - 12/09/2021 (b)(c)(d)(k)(m)	$639,092	639,057

U.S. TREASURY CASH MANAGEMENT BILLS 5.2%
0.016% due 08/12/2021 - 09/28/2021 (b)(c)(d)(k)(m)	138,081	138,072

Total Short-Term Instruments (Cost $1,178,310)		1,178,290

Total Investments in Securities (Cost $2,143,805)		2,200,185

	SHARES
INVESTMENTS IN AFFILIATES 30.1%
SHORT-TERM INSTRUMENTS 30.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.1%
PIMCO Short Asset Portfolio	38,311,864	383,961
PIMCO Short-Term Floating NAV Portfolio III	43,093,047	424,941

Total Short-Term Instruments (Cost $807,004)		808,902

Total Investments in Affiliates (Cost $807,004)		808,902

Total Investments 112.1% (Cost $2,950,809)		$3,009,087
Financial Derivative Instruments (j)(l) 1.2%(Cost or Premiums, net $1,790)		32,637
Other Assets and Liabilities, net (13.3)%		(357,091)

Net Assets 100.0%		$2,684,633

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lloyds Banking Group PLC	1.380%	09/02/2021	05/22/2018	$1,726	$1,727	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	06/30/2021	07/01/2021	$91,400	U.S. Treasury Notes 2.750% due 02/15/2028	$(93,285)	$91,400	$91,400
IND	0.030	06/30/2021	07/01/2021	136,100	U.S. Treasury Bonds 4.375% due 05/15/2040	(139,046)	136,100	136,100
JPS	(0.050)	06/30/2021	07/01/2021	77,261	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031	(77,536)	77,261	77,261
MBC	0.040	06/30/2021	07/01/2021	96,400	U.S. Treasury Bills 0.000% due 09/02/2021 - 11/18/2021	(81,441)	96,400	96,400
U.S. Treasury Notes 0.500% due 05/31/2027	(17,405)

Total Repurchase Agreements	$(408,713)	$401,161	$401,161

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2051	$14,500	$(15,304)	$(15,273)

U.S. Treasury Obligations (3.4)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2031	74,562	(81,929)	(82,170)
U.S. Treasury Inflation Protected Securities	0.750	07/15/2028	9,484	(10,872)	(10,922)

Total U.S. Treasury Obligations	(92,801)	(93,092)

Total Short Sales (4.0)%	$(108,105)	$(108,365)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,550) at a weighted average interest rate of (0.089%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $77 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Calendar Spread August Futures	$0.300	07/19/2021	9	$9	$1	$0
Put - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	1	0
Put - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	1	0
Put - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	0	0
Put - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	0	0

Total Purchased Options	$3	$0

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold December 2021 Futures	$2,500.000	11/23/2021	158	$16	$(890)	$(19)
Call - CMX Gold December 2021 Futures	4,000.000	11/23/2021	96	10	(93)	(1)
Call - IFED California Carbon Allowance December 2021 Futures	25.000	12/15/2021	59	59	(14)	(81)
Call - NYMEX Crude August 2021 Futures	70.000	07/15/2021	84	84	(112)	(355)
Call - NYMEX Crude August 2021 Futures	71.000	07/15/2021	120	120	(149)	(415)
Call - NYMEX Crude August 2021 Futures	71.500	07/15/2021	204	204	(236)	(630)
Call - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	9	9	(1)	(4)
Call - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	(1)	(5)
Call - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	(1)	(5)
Call - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	(1)	(6)
Call - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	(1)	(7)
Call - NYMEX Crude December 2021 Futures	40.000	11/16/2021	107	107	(647)	(3,248)
Call - NYMEX Crude September 2021 Futures	76.000	08/17/2021	120	120	(157)	(212)
Call - NYMEX Crude September 2021 Futures	77.000	08/17/2021	108	108	(126)	(157)
Call - NYMEX Crude September 2021 Futures	77.500	08/17/2021	240	240	(287)	(312)
Call - NYMEX Natural Gas August 2021 Futures	3.750	07/27/2021	38	380	(37)	(51)
Call - NYMEX Natural Gas August 2021 Futures	4.000	07/27/2021	19	190	(17)	(13)

Total Written Options	$(2,770)	$(5,521)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2021	25	$1,525	$111	$0	$(4)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	12	30	14	0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	39	89	41	1	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	12	29	14	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	39	86	37	1	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	12	28	13	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	39	74	26	1	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	12	30	14	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	39	90	41	1	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	12	30	14	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	39	90	42	1	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	12	30	15	1	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	39	87	38	1	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	12	30	15	1	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	39	87	39	1	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	12	30	14	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	39	89	41	1	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	12	30	15	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	39	88	40	1	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	12	28	13	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	39	77	29	1	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	12	28	13	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	39	80	32	1	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	12	29	14	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	39	83	35	1	0
Brent Crude December Futures	10/2021	556	40,238	1,277	70	0
Brent Crude December Futures	10/2024	231	14,107	1,492	0	(44)
Brent Crude March Futures	01/2022	573	40,545	14,387	17	0
Brent Crude October Futures	08/2021	96	7,084	7	23	0
California Carbon Allowance Future Vintage December Futures	12/2021	2,616	57,761	10,314	0	(52)
California Carbon Allowance Vintage December Futures	12/2022	388	9,005	442	8	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Chicago Ethanol (Platts) December Futures	12/2021	90	7,503	473	458	0
Chicago Ethanol (Platts) February Futures	02/2022	40	3,297	113	176	0
Chicago Ethanol (Platts) January Futures	01/2022	40	3,272	88	174	(1)
Chicago Ethanol (Platts) March Futures	03/2022	41	3,405	139	179	0
Chicago Ethanol (Platts) November Futures	11/2021	93	7,949	683	457	0
Chicago Ethanol (Platts) October Futures	10/2021	92	8,172	988	429	0
Coal December Futures	12/2021	5	534	119	19	0
Coal November Futures	11/2021	5	537	122	19	0
Coal October Futures	10/2021	5	543	128	19	0
Cocoa September Futures	09/2021	85	2,031	(79)	0	(1)
Copper September Futures	09/2021	33	3,538	(245)	20	0
Corn December Futures	12/2021	551	16,213	760	1,110	0
Cotton No. 2 December Futures	12/2021	43	1,825	(42)	0	(58)
Euro-BTP Italy Government Bond September Futures	09/2021	31	5,566	68	27	0
Gas Oil December Futures	12/2021	858	51,137	5,208	0	(236)
Gas Oil July Futures	07/2021	620	36,999	1,152	0	(217)
Gas Oil September Futures	09/2021	62	3,718	(14)	0	(20)
Gold 100 oz. December Futures	12/2021	25	4,440	(215)	20	0
Gold 100 oz. July Futures	07/2021	51	9,031	(703)	41	0
Hard Red Winter Wheat December Futures	12/2021	143	4,769	141	222	0
Hard Red Winter Wheat September Futures	09/2021	268	8,831	295	429	0
Henry Hub Natural Gas April Futures	03/2022	11	82	1	0	0
Henry Hub Natural Gas August Futures	07/2022	11	82	1	0	0
Henry Hub Natural Gas July Futures	06/2022	11	82	0	0	0
Henry Hub Natural Gas June Futures	05/2022	11	81	0	0	0
Henry Hub Natural Gas May Futures	04/2022	11	80	(1)	0	0
Henry Hub Natural Gas October Futures	09/2022	11	82	1	0	0
Henry Hub Natural Gas September Futures	08/2022	11	82	0	0	0
ICE Carbon Emissions December Futures	12/2021	37	2,473	195	38	(1)
Iron Ore September Futures	09/2021	363	7,130	387	156	0
Lead September Futures	09/2021	20	1,136	21	25	(4)
Lean Hogs December Futures	12/2021	15	480	(22)	0	(2)
Live Cattle October Futures	10/2021	143	7,330	132	23	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	2	105	74	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	2	102	71	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	2	105	74	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	2	103	72	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	2	103	73	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	2	104	73	2	0
Natural Gas April Futures	03/2022	319	6,633	1,713	304	0
Natural Gas April Futures	03/2023	7	117	0	1	0
Natural Gas August Futures	07/2022	319	6,149	1,064	203	0
Natural Gas August Futures	07/2023	7	110	(11)	0	(4)
Natural Gas December Futures	11/2022	39	815	109	22	0
Natural Gas December Futures	11/2023	7	121	0	0	0
Natural Gas February Futures	01/2023	7	133	25	10	0
Natural Gas January Futures	12/2021	128	4,873	228	8	0
Natural Gas January Futures	12/2022	7	149	29	11	0
Natural Gas July Futures	06/2022	319	6,092	1,007	206	0
Natural Gas July Futures	06/2023	7	107	(13)	0	(4)
Natural Gas June Futures	05/2022	319	5,829	908	182	0
Natural Gas June Futures	05/2023	7	103	(14)	0	(5)
Natural Gas March Futures	02/2023	7	141	21	8	0
Natural Gas May Futures	04/2022	319	6,150	1,065	210	0
Natural Gas May Futures	04/2022	327	9,539	542	26	0
Natural Gas May Futures	04/2023	7	112	(9)	0	(3)
Natural Gas November Futures	10/2022	39	776	93	21	0
Natural Gas November Futures	10/2023	7	115	(1)	0	(1)
Natural Gas October Futures	09/2022	147	4,401	75	6	0
Natural Gas October Futures	09/2022	39	770	64	23	0
Natural Gas October Futures	09/2023	7	116	(4)	0	(2)
Natural Gas September Futures	08/2021	5	179	6	7	(1)
Natural Gas September Futures	08/2022	319	5,969	1,049	194	0
Natural Gas September Futures	08/2023	7	109	(7)	0	(2)
New York Harbor ULSD December Futures	11/2021	25	2,235	113	3	0
Nickel September Futures	09/2021	19	2,076	93	96	(3)
Soybean January Futures	01/2022	4	280	2	17	0
Soybean Meal December Futures	12/2021	463	17,673	(678)	1,292	0
Soybean November Futures	11/2021	138	9,653	67	597	0
Soybean Oil January Futures	01/2022	6	224	5	5	0
Sugar No. 11 March Futures	02/2022	32	648	22	10	0
U.S. Treasury 5-Year Note September Futures	09/2021	845	104,298	(195)	53	0
U.S. Treasury 30-Year Bond September Futures	09/2021	126	20,255	614	83	0
White Sugar October Futures	09/2021	524	12,235	525	275	0
WTI Crude August Futures	07/2021	298	21,894	442	126	(18)
WTI Crude December Futures	11/2021	68	4,769	658	15	0
WTI Crude December Futures	11/2022	767	48,912	6,567	69	0
WTI Crude December Futures	11/2023	66	3,918	179	5	0
WTI Crude June Futures	05/2022	1,270	84,506	12,466	165	0
WTI Crude June Futures	05/2023	1,311	80,391	5,929	105	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

WTI Crude June Futures	05/2024	29	1,672	35	2	0
WTI Crude March Futures	02/2022	232	15,815	152	37	0
WTI Crude March Futures	02/2023	124	7,744	114	10	0
WTI Crude October Futures	09/2021	302	21,672	198	78	(3)
WTI Crude September Futures	08/2022	124	8,062	133	12	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	25	8	(55)	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	25	10	(53)	0	(1)
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	25	9	(53)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	25	8	(54)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	25	9	(53)	1	0
Zinc September Futures	09/2021	12	893	(5)	1	(5)

				$74,077	$8,688	$(692)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2021	56	$(3,534)	$(44)	$3	$(47)
Arabica Coffee September Futures	09/2021	41	(2,456)	(87)	7	0
Brent Crude December Futures	10/2022	582	(39,099)	(1,861)	58	(1)
Brent Crude December Futures	10/2023	66	(4,198)	(189)	11	0
Brent Crude June Futures	04/2022	431	(29,937)	(291)	8	0
Brent Crude June Futures	04/2023	1,311	(85,569)	(10,227)	197	0
Brent Crude June Futures	04/2024	29	(1,805)	(25)	5	0
Brent Crude September Futures	07/2021	336	(25,072)	(2,399)	0	(114)
Brent Crude September Futures	07/2022	4	(273)	(2)	0	0
California Carbon Allowance Current Auction Clearing Price February Futures	02/2022	37	4	(9)	0	0
California Carbon Allowance Current Auction Clearing Price November Futures	11/2021	33	(7)	(12)	0	0
Call Options Strike @ USD 73.500 on Brent Crude September 2021 Futures (1)	07/2021	120	(364)	(219)	0	(18)
Call Options Strike @ USD 74.000 on Brent Crude September 2021 Futures (1)	07/2021	120	(326)	(187)	0	(17)
Call Options Strike @ USD 75.000 on Brent Crude September 2021 Futures (1)	07/2021	108	(233)	(126)	0	(13)
Call Options Strike @ USD 76.000 on Brent Crude September 2021 Futures (1)	07/2021	120	(200)	(59)	0	(12)
Call Options Strike @ USD 78.500 on Brent Crude October 2021 Futures (1)	08/2021	108	(154)	(15)	0	(10)
Call Options Strike @ USD 79.500 on Brent Crude October 2021 Futures (1)	08/2021	120	(139)	3	0	(10)
Call Options Strike @ USD 80.000 on Brent Crude December 2021 Futures (1)	10/2021	158	(322)	(117)	0	(14)
Call Options Strike @ USD 80.000 on Brent Crude October 2021 Futures (1)	08/2021	120	(126)	17	0	(10)
Coal April Futures	04/2022	4	(351)	(27)	0	(6)
Coal August Futures	08/2022	4	(332)	(7)	0	(5)
Coal December Futures	12/2022	4	(319)	6	0	(5)
Coal February Futures	02/2022	4	(397)	(73)	0	(11)
Coal January Futures	01/2022	4	(399)	(74)	0	(12)
Coal July Futures	07/2022	4	(335)	(11)	0	(5)
Coal June Futures	06/2022	4	(350)	(25)	0	(6)
Coal March Futures	03/2022	4	(382)	(57)	0	(8)
Coal May Futures	05/2022	4	(352)	(27)	0	(6)
Coal November Futures	11/2022	4	(319)	5	0	(5)
Coal October Futures	10/2022	4	(321)	4	0	(5)
Coal September Futures	09/2022	4	(330)	(5)	0	(5)
Cocoa December Futures	12/2021	19	(462)	15	0	0
Corn March Futures	03/2022	276	(8,218)	(427)	0	(552)
Corn September Futures	09/2021	1,716	(51,416)	(2,455)	0	(3,442)
Euro-Bund 10-Year Bond September Futures	09/2021	60	(12,280)	(75)	13	(38)
Gas Oil December Futures	12/2022	484	(28,060)	(1,446)	109	0
Gas Oil March Futures	03/2022	94	(5,567)	(1,912)	23	0
Gold 100 oz. August Futures	08/2021	876	(155,192)	7,426	0	(701)
Lean Hogs October Futures	10/2021	173	(6,039)	264	33	0
Live Cattle December Futures	12/2021	16	(845)	(19)	0	(2)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	2	(92)	(62)	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	2	(90)	(60)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	2	(92)	(62)	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	2	(91)	(61)	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	2	(91)	(61)	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	2	(91)	(61)	0	(4)
Natural Gas April Futures	03/2022	474	(14,211)	(672)	0	(33)
Natural Gas August Futures	07/2021	56	(1,710)	(388)	0	(139)
Natural Gas December Futures	11/2021	365	(11,268)	(4,069)	0	(821)
Natural Gas February Futures	01/2022	120	(3,373)	(1,150)	0	(248)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Natural Gas January Futures	12/2021	120	(3,722)	(1,262)	0	(271)
Natural Gas March Futures	02/2022	120	(3,526)	(1,069)	0	(219)
Natural Gas November Futures	10/2021	365	(10,843)	(3,876)	0	(800)
Natural Gas October Futures	09/2021	66	(2,389)	(143)	0	(9)
Natural Gas October Futures	09/2021	365	(11,129)	(3,920)	1	(827)
Natural Gas September Futures	08/2021	58	(1,705)	(497)	2	(104)
Natural Gas September Futures	08/2021	85	(3,080)	(525)	0	(15)
Palladium September Futures	09/2021	2	(556)	(3)	0	(20)
Platinum October Futures	10/2021	189	(10,139)	897	0	(22)
Put Options Strike @ USD 50.000 on Brent Crude December 2021 Futures (1)	10/2021	158	(68)	150	5	0
RBOB Gasoline December Futures	11/2021	11	(936)	(6)	0	0
Silver September Futures	09/2021	149	(19,515)	(120)	0	(218)
Soybean Meal January Futures	01/2022	10	(380)	(23)	0	(27)
Soybean Oil December Futures	12/2021	42	(1,582)	(68)	0	(37)
Sugar No. 11 October Futures	09/2021	524	(10,499)	(461)	0	(205)
U.S. Treasury 10-Year Note September Futures	09/2021	1,113	(147,473)	(910)	0	(261)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	306	(58,962)	(2,874)	0	(344)
United Kingdom Long Gilt September Futures	09/2021	367	(65,033)	(635)	0	(71)
Wheat December Futures	12/2021	64	(2,192)	(77)	0	(102)
Wheat September Futures	09/2021	472	(16,036)	261	0	(785)
WTI Crude December Futures	11/2021	1,024	(71,813)	(8,644)	0	(225)
WTI Crude December Futures	11/2022	439	(27,995)	(604)	0	(39)
WTI Crude December Futures	11/2024	231	(13,015)	(1,410)	0	(16)
WTI Crude July Futures	06/2022	197	(13,004)	(127)	0	(24)
WTI Crude June Futures	05/2022	447	(29,743)	(1,134)	0	(58)
WTI Crude November Futures	10/2021	348	(24,670)	(242)	4	(83)
WTI Crude September Futures	08/2021	379	(27,580)	(516)	0	(157)
WTI Midland vs WTI Trade August Futures	07/2021	25	2	34	0	(1)
WTI Midland vs WTI Trade December Futures	11/2021	25	1	34	1	0
WTI Midland vs WTI Trade November Futures	10/2021	25	2	34	1	0
WTI Midland vs WTI Trade October Futures	09/2021	25	3	35	1	0
WTI Midland vs WTI Trade September Futures	08/2021	25	3	35	0	0

$(49,081)	$482	$(11,284)

Total Futures Contracts	$24,996	$9,170	$(11,976)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026	$6,900	$371	$(639)	$(268)	$0	$(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	8,800	455	(804)	(349)	0	(7)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	990	(3)	1	(2)	0	0
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	(27)	42	15	0	(8)
Receive	CPURNSA	2.069	Maturity	07/15/2022	$3,500	(67)	148	81	0	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(3,018)	(853)	0	(45)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	(160)	2,169	41	0
Pay	UKRPI	3.350	Maturity	05/15/2030	13,500	760	(339)	421	54	0
Pay	UKRPI	3.475	Maturity	08/15/2030	35,700	372	(1,734)	(1,362)	126	0

Total Swap Agreements	$6,355	$(6,503)	$(148)	$221	$(65)

(k)	Securities with an aggregate market value of $51,433 and cash of $5,739 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	EUR	266	$301	$0	$(14)
07/2021	GBP	566	801	18	0
07/2021	$2,133	EUR	1,940	167	0
07/2021	1,291	GBP	910	0	(32)
08/2021	EUR	8,831	$10,728	247	0
07/2022	2,110	2,350	0	(171)
07/2022	$643	EUR	530	0	(9)
BPS	07/2021	NZD	3,420	$2,482	92	0
07/2021	$2,085	EUR	1,783	29	0
07/2022	EUR	2,040	$2,333	0	(105)
07/2022	$333	EUR	275	0	(4)
BRC	08/2021	EUR	2,747	$3,270	10	0
08/2021	$906	EUR	743	0	(24)
CBK	08/2021	EUR	413	$494	3	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	$617	EUR	504	0	(19)
GLM	07/2021	EUR	2,396	$2,862	21	0
07/2021	GBP	51,566	72,900	1,569	0
07/2021	$3,903	EUR	3,289	12	(15)
08/2021	EUR	156	$186	1	0
07/2022	4,091	5,071	182	0
07/2022	$10,650	EUR	8,723	0	(225)
10/2022	EUR	166	$189	0	(10)
11/2022	$800	EUR	648	0	(23)
12/2022	EUR	1,192	$1,484	54	0
HUS	07/2021	115	141	4	0
07/2021	GBP	503	711	15	0
07/2021	$73,468	GBP	53,080	0	(43)
08/2021	CAD	439	$362	8	0
08/2021	EUR	1,528	1,862	48	0
08/2021	GBP	52,194	72,246	39	0
08/2021	$2,215	EUR	1,857	34	(46)
09/2021	MXN	503	$24	0	(1)
09/2021	$386	EUR	353	33	0
11/2021	434	397	37	0
12/2021	471	430	40	0
07/2022	EUR	1,198	$1,488	56	0
07/2022	$6,688	EUR	5,486	0	(131)
JPM	07/2021	EUR	4,661	$5,293	0	(234)
07/2021	GBP	213	300	6	0
07/2021	$841	GBP	606	0	(3)
08/2021	EUR	1,951	$2,332	38	(20)
08/2021	$845	EUR	691	0	(25)
09/2021	EUR	353	$399	0	(19)
10/2021	385	437	0	(21)
11/2021	397	450	0	(21)
12/2021	430	489	0	(23)
01/2022	170	191	0	(11)
02/2022	154	174	0	(10)
03/2022	164	185	0	(10)
04/2022	156	176	0	(10)
05/2022	153	174	0	(9)
06/2022	146	166	0	(9)
07/2022	5,999	7,013	31	(188)
07/2022	$1,387	EUR	1,135	0	(31)
08/2022	EUR	153	$174	0	(9)
09/2022	150	171	0	(9)
11/2022	166	189	0	(10)
12/2022	176	201	0	(10)
MYI	07/2021	1,101	1,316	10	0
08/2021	841	1,024	26	0
RBC	07/2022	$299	EUR	248	0	(2)
SCX	07/2021	GBP	892	$1,261	27	0
SSB	07/2021	465	658	15	0
TOR	07/2021	EUR	1,503	1,642	0	(140)
10/2021	$422	EUR	385	36	0
UAG	08/2021	EUR	872	$1,063	28	0

Total Forward Foreign Currency Contracts	$2,936	$(1,696)

PURCHASED OPTIONS:
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$100
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,300	160	151

Total Purchased Options	$266	$251

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Eurobob Co. December 2021 Futures «	$1.000	12/31/2021	18	$(16)	$0
Call - OTC Eurobob Co. December 2021 Futures «	4.000	12/31/2021	18	(16)	(47)
Put - OTC Eurobob Co. September 2021 Futures «	4.500	09/30/2021	18	(16)	0
Call - OTC Eurobob Co. September 2021 Futures «	8.000	09/30/2021	18	(16)	(48)

$(64)	$(95)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate				Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0				06/22/2035	10,900	$(496)		$(11)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0				04/22/2024	18,600	(135)		0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0				05/16/2024	12,800	(89)		0

									$(720)		$(11)

OPTIONS ON INDICES
Counterparty	Description					Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GST	Put - OTC BCOMTR Index «					89.000	07/19/2021	76	$(41)		$(15)
	Call - OTC BCOMTR Index «					93.955	08/02/2021	97	(63)		(231)
	Call - OTC BCOMTR Index «					95.335	08/05/2021	164	(109)		(296)
	Call - OTC BCOMTR Index «					98.000	08/10/2021	123	(100)		(127)
	Put - OTC BCOMTR Index «					74.137	08/11/2021	185	(68)		0
	Put - OTC BCOMTR Index «					74.137	08/25/2021	185	(81)		(2)
	Call - OTC BCOMTR Index «					105.000	11/23/2021	57	(42)		(71)
	Call - OTC BCOMTR Index «					90.000	01/14/2022	192	(593)		(1,437)
	Call - OTC S&P GSCI Energy Index «					1.685	09/14/2021	37,692	(202)		0
JPM	Call - OTC BCOMTR Index «					90.000	01/18/2022	98	(253)		(743)
MYC	Call - OTC BCOMTR Index «					93.940	03/02/2022	92	(263)		(529)
UAG	Call - OTC BCOMTR Index «					102.600	03/02/2022	122	(153)		(304)

									$(1,968)		$(3,755)

Total Written Options									$(2,752)		$(3,861)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	CBOT Wheat December Futures		$6.954	Maturity	11/26/2021	159,228	$0	$16	$16	$0
	Pay	CBOT Wheat September Futures		6.618	Maturity	08/27/2021	157,317	0	(28)	0	(28)
	Pay	CBOT Wheat September Futures		6.830	Maturity	08/27/2021	1,135,000	0	40	40	0
	Pay	CBOT Wheat September Futures		6.863	Maturity	08/27/2021	318,455	0	21	21	0
	Receive	EBOBDTD CAL21		4.140	Maturity	12/31/2021	12,000	9	40	49	0
	Receive	EURMARGIN 4Q21		5.300	Maturity	12/31/2021	118,200	(20)	21	1	0
	Receive	EURMARGIN CAL21		6.120	Maturity	12/31/2021	11,100	(31)	25	0	(6)
	Receive	EUROBOBCO CAL21		5.900	Maturity	12/31/2021	29,400	(235)	315	80	0
	Pay	HOBR CAL21		11.994	Maturity	12/31/2021	12,600	0	(55)	0	(55)
	Receive	ULSDCO CAL21		9.170	Maturity	12/31/2021	46,800	(75)	2	0	(73)
CBK	Receive	HOBR CAL21		15.670	Maturity	12/31/2021	78,240	(38)	94	56	0
	Receive	MEHMID CAL20-21		1.840	Maturity	12/31/2021	83,500	(3)	(115)	0	(118)
CIB	Receive	GOLDLNPM Index		1,823.754	Maturity	07/29/2021	8,000	0	(421)	0	(421)
DUB	Pay	GOLDLNPM Index		1,755.500	Maturity	07/29/2021	8,900	0	(139)	0	(139)
GST	Pay	CBOT Wheat September Futures		6.448	Maturity	08/27/2021	650,000	0	(226)	0	(226)
	Receive	EURMARGIN CAL21		3.500	Maturity	12/31/2021	12,000	0	25	25	0
	Receive	EUROBOBCO CAL21		5.050	Maturity	12/31/2021	12,000	0	43	43	0
	Receive	Hard Red Winter Wheat September Futures		0.528	Maturity	08/27/2021	1,140,000	0	368	368	0
	Receive	HOBR CAL21		14.080	Maturity	12/31/2021	12,600	0	29	29	0
	Pay	HOBR CAL21		17.320	Maturity	12/31/2021	82,800	0	77	77	0
	Pay	HOBR CAL21		17.470	Maturity	12/31/2021	54,000	0	59	59	0
	Receive	KCBT Wheat September Futures		6.025	Maturity	08/27/2021	722,500	0	408	408	0
	Receive	KCBT Wheat September Futures		6.120	Maturity	08/27/2021	722,500	0	339	339	0
	Receive	KCBT Wheat September Futures		6.260	Maturity	08/27/2021	560,000	0	185	185	0
	Pay	LLSMEH 1H22		1.000	Maturity	06/30/2022	80,400	0	4	4	0
	Pay	LLSMEH 2H22		1.000	Maturity	12/31/2022	40,200	0	3	3	0
	Pay	LLSMEH CAL22		1.000	Maturity	12/31/2022	48,000	0	3	3	0
	Receive	TTFNBP V1-H2	GBP	3.800	Maturity	03/31/2022	364,000	0	(4)	0	(4)
JPM	Pay	CBOT Wheat September Futures		$6.800	Maturity	08/27/2021	880,000	0	4	4	0
	Receive	EURMARGIN CAL21		6.350	Maturity	12/31/2021	34,680	(94)	67	0	(27)
	Receive	EUROBOBCO CAL21		7.700	Maturity	12/31/2021	87,150	(567)	647	80	0
	Receive	GOLDLNPM Index		1,771.473	Maturity	07/29/2021	16,500	0	(6)	0	(6)
	Receive	GOLDLNPM Index		1,889.912	Maturity	11/29/2022	5,600	0	(629)	0	(629)
	Receive	HOBR CAL21		15.500	Maturity	12/31/2021	17,160	(2)	17	15	0
	Receive	LLSCO CAL21		1.700	Maturity	12/31/2021	63,000	0	77	77	0
	Pay	LLSMEH 1H22		1.050	Maturity	06/30/2022	24,000	0	2	2	0
	Receive	MEHCO CAL22		2.820	Maturity	12/31/2022	151,200	(1)	125	124	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	54,000	0	16	16	0
MAC	Receive	EURMARGIN 4Q21		5.300	Maturity	12/31/2021	70,800	(12)	13	1	0
	Receive	EURMARGIN CAL21		3.100	Maturity	12/31/2021	20,400	0	50	50	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	79,200	(481)	772	291	0
Receive	HOBR CAL21	16.250	Maturity	12/31/2021	27,600	0	4	4	0
Receive	KCBT Wheat September Futures	6.255	Maturity	08/27/2021	855,000	0	286	286	0
Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	55,200	16	80	96	0
Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	44,400	0	96	96	0
Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	29,500	0	(20)	0	(20)
Receive	TTFNBP V1-H2	GBP	4.100	Maturity	03/31/2022	364,000	0	(2)	0	(2)
Receive	ULSDCO CAL21	$6.775	Maturity	12/31/2021	24,000	0	20	20	0
MEI	Pay	GCQ1 Index	1,828.850	Maturity	07/29/2021	47,400	0	2,713	2,713	0
Receive	GOLDLNPM Index	1,771.155	Maturity	07/29/2021	13,200	0	(1)	0	(1)
Receive	GOLDLNPM Index	1,821.830	Maturity	07/29/2021	2,200	0	(112)	0	(112)
MYC	Receive	EURMARGIN 1H22	6.210	Maturity	06/30/2022	40,800	0	25	25	0
Receive	EURMARGIN CAL21	3.000	Maturity	12/31/2021	14,400	0	37	37	0
Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	9,900	0	21	21	0
Receive	EURMARGIN CAL21	3.470	Maturity	12/31/2021	14,400	0	30	30	0
Receive	EURMARGIN F2-M2	6.200	Maturity	06/30/2022	40,800	0	25	25	0
Receive	EUROBOBCO CAL21	1.900	Maturity	12/31/2021	12,000	0	126	126	0
Receive	EUROBOBCO CAL21	3.550	Maturity	12/31/2021	12,000	0	61	61	0
Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	11,400	0	42	42	0
Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	15,600	0	53	53	0
Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	12,000	0	39	39	0
Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	6,000	0	18	18	0
Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	17,400	0	50	50	0
Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	4,200	0	12	12	0
Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	16,200	0	16	16	0
Receive	HOBR CAL21	15.450	Maturity	12/31/2021	13,800	0	13	13	0
Receive	LLSCO CAL21	1.810	Maturity	12/31/2021	13,200	0	18	18	0
Pay	LLSCO CAL21	1.250	Maturity	12/31/2021	76,200	0	(59)	0	(59)
Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	55,200	0	79	79	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	152,400	0	158	158	0
Receive	MEHCO CAL21	2.100	Maturity	12/31/2021	12,000	0	12	12	0
Pay	MEHCO CAL21	1.400	Maturity	12/31/2021	13,800	0	(5)	0	(5)
Receive	MEHCO CAL22	2.680	Maturity	12/31/2022	26,400	0	18	18	0
Receive	MEHCO CAL22	2.360	Maturity	12/31/2022	30,000	0	11	11	0
Receive	MEHCO CAL22	2.350	Maturity	12/31/2022	33,600	0	12	12	0
Receive	MEHCO CAL22	2.330	Maturity	12/31/2022	33,600	0	11	11	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	38,400	0	12	12	0
Receive	MEHCO CAL22	2.200	Maturity	12/31/2022	52,800	0	11	11	0
Receive	MEHCO CAL22	2.150	Maturity	12/31/2022	27,600	0	4	4	0
Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	5,805,000	0	(28)	0	(28)
Receive	TTFNBP 1Q22	5.150	Maturity	03/31/2022	4,275,000	0	(33)	0	(33)
Receive	TTFNBP 1Q22	5.000	Maturity	03/31/2022	7,920,000	0	(78)	0	(78)
Receive	TTFNBP 4Q21	3.430	Maturity	12/31/2021	920,000	0	1	1	0
Receive	TTFNBP V1-H2	4.350	Maturity	03/31/2022	2,002,000	0	(5)	0	(5)
Receive	TTFNBP V1-H2	4.300	Maturity	03/31/2022	1,638,000	0	(5)	0	(5)
Receive	TTFNBP V1-H2	4.250	Maturity	03/31/2022	1,820,000	0	(7)	0	(7)
Receive	TTFNBP V1-H2	4.130	Maturity	03/31/2022	1,820,000	0	(10)	0	(10)
Receive	TTFNBP V1-H2	4.120	Maturity	03/31/2022	1,820,000	0	(10)	0	(10)
Receive	TTFNBP V1-H2	4.050	Maturity	03/31/2022	3,276,000	0	(22)	0	(22)
Receive	TTFNBP V1-H2	4.000	Maturity	03/31/2022	1,820,000	0	(14)	0	(14)
Receive	ULSDCO CAL21	$6.450	Maturity	12/31/2021	8,400	0	10	10	0
Receive	ULSDCO CAL21	6.630	Maturity	12/31/2021	10,800	0	11	11	0
Receive	ULSDCO CAL21	9.030	Maturity	12/31/2021	13,800	0	(20)	0	(20)

$(1,534)	$5,988	$6,617	$(2,163)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$108	$(3)	$4	$1	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	170	31	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	88	(3)	4	1	0

$(145)	$178	$33	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	EUR	100,000	$0	$(2)	$0	$(2)
Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2022	$34,288	0	34	34	0
Receive	BCOMF1TC Index	362,965	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	31,079	0	362	362	0
Receive	BCOMTR Index	81,231	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	16,224	0	172	172	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	CSIXTR Index	15,493	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	73,400	0	963	963	0
CBK	Receive	CSIXTR Index	14,781	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	70,026	0	919	919	0
CIB	Receive	CSIXTR Index	29,682	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	140,620	0	1,845	1,845	0
	Receive	PIMCODB Index	34,333	0.000%	Monthly	02/15/2022	4,074	0	35	35	0
FBF	Receive	CSIXTR Index	92,597	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	438,676	0	5,763	5,763	0
GST	Receive	BCOMTR Index	20,700	0.000%	Maturity	08/02/2021	1,693	200	64	264	0
	Receive	BCOMTR Index	21,360	0.000%	Maturity	08/05/2021	1,771	0	249	249	0
	Receive	BCOMTR Index	36,216	0.000%	Maturity	08/10/2021	3,303	50	71	121	0
	Pay	BCOMTR Index	6,141	0.000%	Maturity	11/23/2021	567	0	(14)	0	(14)
	Receive	BCOMTR Index	98,219	0.000%	Maturity	01/14/2022	7,980	495	811	1,306	0
	Receive	BCOMF1TC Index	44,060	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	13,978	0	163	163	0
	Receive	BCOMTR Index	168,082	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	33,571	0	357	357	0
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2022	21,499	0	(633)	0	(633)
	Receive	CSIXTR Index	135,649	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	642,635	105	8,330	8,435	0
JPM	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/31/2021	8,581	0	0	0	0
	Pay	BCOMTR Index	3,287,762	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/14/2022	656,664	0	(6,978)	0	(6,978)
	Receive	BCOMTR Index	113,519	0.000%	Maturity	01/18/2022	9,133	1,193	406	1,599	0
	Receive	BCOMF1TC Index	3,599,325	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	597,224	0	6,959	6,959	0
	Receive	CSIXTR Index	43,228	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	204,791	83	2,604	2,687	0
	Receive	JMABNIC5 Index	361,792	0.000%	Monthly	02/15/2022	52,852	(5)	(46)	0	(51)
MAC	Receive	PIMCODBU Index	4,500	0.320%	Monthly	09/15/2021	487	0	4	4	0
	Receive	CSIXTR Index	58,766	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	278,403	0	3,653	3,653	0
	Receive	PIMCODB Index	594,248	0.000%	Monthly	02/15/2022	69,563	0	537	537	0
MEI	Receive	CSIXTR Index	11,820	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	55,995	0	734	734	0
MYC	Receive	BCOMTR Index	44,706	0.000%	Maturity	03/02/2022	3,808	116	302	418	0
RBC	Receive	CSIXTR Index	37,882	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	179,465	0	2,354	2,354	0
SOG	Receive	CSIXTR Index	85,150	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	403,397	1	5,297	5,298	0
UAG	Receive	BCOMTR Index	36,249	0.000%	Maturity	03/02/2022	3,095	129	203	332	0

								$2,367	$35,518	$45,563	$(7,678)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(7)		4.347%	Maturity	03/04/2022	$32,149	$0	$573	$573	$0
	Pay	GOLDLNPM Index(7)		6.970	Maturity	08/02/2024	4,105	0	99	99	0
UAG	Pay	GOLDLNPM Index(7)		5.153	Maturity	12/05/2022	7,731	0	134	134	0

								$0	$806	$806	$0

Total Swap Agreements								$688	$42,490	$53,019	$(9,841)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

(m)

Securities with an aggregate market value of $783 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)		Notional Amount represents the number of contracts.
(2)		Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,737	$0	$18,737
Industrials	0	47,672	0	47,672
Specialty Finance	0	1,727	0	1,727
Utilities	0	4,740	0	4,740
U.S. Government Agencies	0	299,985	0	299,985
U.S. Treasury Obligations	0	243,837	0	243,837
Non-Agency Mortgage-Backed Securities	0	49,239	0	49,239
Asset-Backed Securities	0	69,246	0	69,246
Sovereign Issues	0	60,629	0	60,629
Commodities	0	226,083	0	226,083
Short-Term Instruments
Repurchase Agreements	0	401,161	0	401,161
U.S. Treasury Bills	0	639,057	0	639,057
U.S. Treasury Cash Management Bills	0	138,072	0	138,072

	$0	$2,200,185	$0	$2,200,185
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$808,902	$0	$0	$808,902

Total Investments	$808,902	$2,200,185	$0	$3,009,087

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(15,273)	0	(15,273)
U.S. Treasury Obligations	0	(93,092)	0	(93,092)

	$0	$(108,365)	$0	$(108,365)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,034	357	0	9,391
Over the counter	0	56,206	0	56,206

	$9,034	$56,563	$0	$65,597
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16,892)	(670)	0	(17,562)
Over the counter	0	(11,546)	(3,852)	(15,398)

	$(16,892)	$(12,216)	$(3,852)	$(32,960)

Total Financial Derivative Instruments	$(7,858)	$44,347	$(3,852)	$32,637

Totals	$801,044	$2,136,167	$(3,852)	$2,933,359

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.7% ¤
CORPORATE BONDS & NOTES 5.1%
BANKING & FINANCE 4.9%
Aviation Capital Group LLC 2.875% due 01/20/2022		$900	$909
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	213
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(e)(f)	EUR	400	495
5.875% due 09/24/2023 •(e)(f)		400	513
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	99,040	4,988
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,286
Deutsche Bank AG 4.250% due 10/14/2021		28,300	28,608
Erste Group Bank AG 8.875% due 10/15/2021 •(e)(f)	EUR	200	243
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$4,200	4,318
ING Bank NV 2.625% due 12/05/2022		7,600	7,855
Jackson National Life Global Funding 2.500% due 06/27/2022		200	204
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	795	121
1.000% due 10/01/2050		260,646	40,045
1.000% due 10/01/2053		9,779	1,471
2.500% due 10/01/2047		15	3
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	203
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		6,500	6,650
4.519% due 06/25/2024 •		4,200	4,511
8.625% due 08/15/2021 •(e)(f)		1,260	1,272
New York Life Global Funding 2.250% due 07/12/2022		300	306
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		200	203
3.650% due 09/21/2021		100	101
3.875% due 09/21/2023		100	106
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	297	45
1.000% due 10/01/2050		231,678	35,631
1.500% due 10/01/2053		71,100	11,182
2.500% due 10/01/2047		3	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	200
Nykredit Realkredit A/S
0.500% due 10/01/2043	DKK	3,369	512
1.000% due 10/01/2050		254,518	39,104
1.500% due 10/01/2053		119,200	18,786
2.500% due 10/01/2047		13	2
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$400	419
Realkredit Danmark A/S
1.000% due 10/01/2053	DKK	37,501	5,639
1.500% due 10/01/2053		126,300	19,822
2.500% due 04/01/2047		11	2
UniCredit SpA 7.830% due 12/04/2023		$14,500	16,809

			258,778

INDUSTRIALS 0.1%
Amgen, Inc. 2.650% due 05/11/2022		200	203
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		100	103
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	201
2.567% due 11/02/2021		200	201

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Daimler Finance North America LLC 2.850% due 01/06/2022	300	304
Discovery Communications LLC 2.950% due 03/20/2023	158	164
Enterprise Products Operating LLC 4.050% due 02/15/2022	200	205
IHS Markit Ltd. 5.000% due 11/01/2022	100	105
Komatsu Finance America, Inc. 2.437% due 09/11/2022	200	204
NXP BV
3.875% due 09/01/2022	200	207
4.625% due 06/01/2023	300	323
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	105
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	600	616
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	13	13
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	211
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,409	1,489
VMware, Inc. 3.900% due 08/21/2027	900	1,001
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	1,200	1,217

		7,076

SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC 1.380% due 09/02/2021 (g)	3,000	3,003

UTILITIES 0.0%
British Transco International Finance BV 0.000% due 11/04/2021 (c)	400	400
Duke Energy Corp. 2.400% due 08/15/2022	200	204
Eversource Energy 2.900% due 10/01/2024	200	212
Progress Energy, Inc. 3.150% due 04/01/2022	100	101
Tampa Electric Co. 2.600% due 09/15/2022	100	102

		1,019

Total Corporate Bonds & Notes (Cost $267,410)		269,876

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.222% due 03/25/2036 •	54	54
0.537% due 02/25/2037 •	439	444
1.903% due 05/01/2035 •	41	41
2.105% due 05/01/2036 •	3	3
Freddie Mac
0.343% due 01/15/2037 •	4	4
2.132% due 06/01/2033 •	82	83
2.517% due 01/01/2034 •	86	87
Ginnie Mae 0.599% due 08/20/2068 •	7,287	7,231
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2051	1,000	1,042
4.000% due 08/01/2051	265,689	283,166

Total U.S. Government Agencies (Cost $293,366)		292,155

U.S. TREASURY OBLIGATIONS 85.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	30,630	27,519
3.000% due 05/15/2045 (m)	1,370	1,616
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (k)	130,463	133,406
0.125% due 04/15/2022	114,535	117,494
0.125% due 07/15/2022	69,078	71,597
0.125% due 07/15/2022 (k)	1,161	1,203
0.125% due 01/15/2023 (k)	103,944	108,616
0.125% due 07/15/2024	60,717	65,308
0.125% due 10/15/2024 (i)	424,721	457,850
0.125% due 04/15/2025 (i)	435,990	470,725
0.125% due 10/15/2025 (k)	192,517	209,580
0.125% due 04/15/2026 (i)	334,508	364,040

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

0.125% due 07/15/2026	63,855	69,947
0.125% due 01/15/2030 (i)	158,559	174,190
0.125% due 07/15/2030	14,214	15,693
0.125% due 01/15/2031 (i)	92,303	101,668
0.250% due 07/15/2029	24,546	27,327
0.375% due 07/15/2023 (k)	178,130	189,529
0.375% due 07/15/2025	147,518	162,031
0.375% due 07/15/2025 (k)(m)	37,490	41,178
0.500% due 04/15/2024	225,719	243,357
0.625% due 07/15/2021 (k)	553,190	555,395
0.625% due 04/15/2023 (i)(k)	375,044	396,790
0.625% due 01/15/2024 (k)	53,046	57,143
0.625% due 01/15/2026	92,686	102,969
0.625% due 02/15/2043 (m)	488	583
0.750% due 07/15/2028 (m)	5,510	6,326
0.875% due 01/15/2029	23,579	27,301
1.000% due 02/15/2046	13,296	17,406
1.375% due 02/15/2044	2,497	3,451
1.750% due 01/15/2028	58,022	70,162
2.125% due 02/15/2040 (m)	3,335	4,978
2.125% due 02/15/2041	10,149	15,314
2.375% due 01/15/2025	103,070	119,808
2.500% due 01/15/2029 (k)(m)	46,022	59,317
3.875% due 04/15/2029	13,238	18,626

Total U.S. Treasury Obligations (Cost $4,441,822)		4,509,443

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust
2.662% due 10/25/2035 ^~	293	289
2.712% due 09/25/2035 ^~	424	405
Alliance Bancorp Trust 0.332% due 07/25/2037 •	2,002	1,880
American Home Mortgage Assets Trust
0.472% due 05/25/2046 ^•	125	113
1.036% due 11/25/2046 •	5,109	2,197
American Home Mortgage Investment Trust 1.671% due 09/25/2045 •	65	65
Banc of America Funding Trust
0.673% due 05/20/2035 ^•	81	77
2.852% due 05/25/2035 ~	18	18
3.053% due 05/20/2036 ^~	171	172
3.209% due 01/20/2047 ~	4,740	4,643
3.348% due 01/20/2047 ^~	122	117
Banc of America Mortgage Trust
2.445% due 01/25/2035 ~	1	1
2.554% due 11/25/2035 ^~	185	179
2.982% due 07/25/2035 ^~	208	209
3.473% due 12/25/2034 ~	226	250
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •	1,889	1,890
BCAP LLC Trust
0.262% due 01/25/2037 ^•	746	736
2.880% due 04/26/2036 ~	900	804
Bear Stearns Adjustable Rate Mortgage Trust
2.750% due 07/25/2034 ~	24	24
2.773% due 10/25/2035 ~	297	304
2.864% due 05/25/2033 ~	14	14
2.910% due 07/25/2036 ^~	404	397
3.129% due 02/25/2036 ^~	153	152
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •	421	409
3.008% due 09/25/2035 ^~	201	157
3.105% due 09/25/2047 ^~	3,282	2,203
3.167% due 09/25/2034 ~	159	176
Chase Mortgage Finance Trust
2.877% due 12/25/2035 ^~	317	307
3.067% due 03/25/2037 ^~	664	668
3.206% due 09/25/2036 ^~	516	471
5.500% due 12/25/2022 ^	892	539
CIM Trust 1.092% due 02/25/2049 •	441	441
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	53	54
2.520% due 03/25/2036 ^•	39	39
3.258% due 04/25/2066 ~	803	810
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	60	61
2.911% due 12/25/2035 ^~	262	183
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	203	204
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •	1,156	1,106
0.273% due 02/20/2047 ^•	3,376	2,648
0.288% due 12/20/2046 ^•	266	233
0.302% due 07/25/2046 •	98	94

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

0.312% due 06/25/2046 «•		1	3
1.116% due 12/25/2035 •		278	256
2.871% due 11/25/2035 ^~		210	201
5.000% due 07/25/2035		935	733
5.500% due 07/25/2035		141	133
5.750% due 03/25/2037 ^•		229	180
6.000% due 03/25/2037 ^		208	125
6.500% due 08/25/2032		73	75
Countrywide Home Loan Mortgage Pass-Through Trust
0.732% due 03/25/2035 •		34	34
2.343% due 10/20/2035 ~		35	34
2.639% due 11/20/2034 ~		6	7
2.915% due 04/20/2035 ~		52	52
3.041% due 09/25/2047 ^~		353	340
5.500% due 11/25/2035 ^		68	54
5.500% due 04/25/2038		301	313
6.000% due 04/25/2036		358	270
Credit Suisse Mortgage Capital Certificates
0.242% due 09/29/2036 •		2,934	2,873
6.039% due 10/26/2036 ~		417	412
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,728	1,484
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		278	275
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.192% due 10/25/2036 ^•		73	58
Eurosail PLC 0.963% due 10/17/2040 •	EUR	2,026	2,417
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$127	79
First Horizon Mortgage Pass-Through Trust 2.830% due 10/25/2035 ~		58	62
Great Hall Mortgages PLC
0.210% due 03/18/2039 •	GBP	220	301
0.230% due 06/18/2038 •		160	219
GSR Mortgage Loan Trust
2.825% due 11/25/2035 ~		$214	217
3.106% due 11/25/2035 ^~		180	133
3.190% due 11/25/2035 ^~		880	843
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •		70	69
0.533% due 05/19/2035 •		392	379
0.593% due 01/19/2036 •		1,259	926
2.562% due 08/19/2036 ^~		77	78
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	15,957	22,186
HomeBanc Mortgage Trust
0.452% due 12/25/2036 •		$101	101
2.744% due 04/25/2037 ^~		3	3
IndyMac Mortgage Loan Trust
0.272% due 07/25/2047 •		1,512	1,206
0.282% due 09/25/2046 •		2,916	2,736
0.652% due 07/25/2035 •		223	185
2.979% due 09/25/2035 ^~		203	194
3.009% due 10/25/2034 ~		308	313
3.042% due 06/25/2035 ^~		79	77
JP Morgan Alternative Loan Trust 0.552% due 12/25/2036 •		3,637	3,550
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		710	705
JP Morgan Mortgage Trust
1.911% due 06/25/2035 ~		55	58
2.240% due 07/25/2034 ~		10	11
2.282% due 06/25/2036 ^~		517	432
2.568% due 06/25/2035 ~		142	148
2.663% due 07/25/2035 ~		72	73
2.696% due 07/25/2035 ~		39	41
2.806% due 08/25/2036 ^~		105	95
2.905% due 11/25/2035 ^~		160	149
2.949% due 07/27/2037 ~		257	254
Luminent Mortgage Trust 0.492% due 10/25/2046 •		503	487
MASTR Adjustable Rate Mortgages Trust 0.572% due 05/25/2037 •		295	170
Merrill Lynch Alternative Note Asset Trust
0.392% due 03/25/2037 •		717	278
2.916% due 06/25/2037 ^~		326	244
Merrill Lynch Mortgage Investors Trust
1.883% due 05/25/2036 ~		59	55
2.945% due 12/25/2035 ~		50	43
2.974% due 06/25/2035 ~		179	183
3.159% due 09/25/2035 ^~		101	94
3.196% due 05/25/2034 ~		105	107
Merrill Lynch Mortgage-Backed Securities Trust 2.798% due 04/25/2037 ^~		950	972

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		994	1,037
4.500% due 05/25/2058 ~		114	123
Residential Accredit Loans, Inc. Trust
0.392% due 08/25/2035 •		663	576
0.472% due 12/25/2036 •		975	938
3.188% due 08/25/2035 ^~		469	257
5.071% due 02/25/2036 ^~		272	237
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		929	683
6.250% due 10/25/2036 ^		465	454
6.500% due 09/25/2036 ^		665	370
6.500% due 06/25/2037		11,687	4,735
Residential Funding Mortgage Securities, Inc. Trust
2.230% due 06/25/2035 ~		146	135
3.148% due 09/25/2035 ^~		1,035	784
6.000% due 06/25/2037 ^		613	606
6.500% due 03/25/2032		216	225
Sequoia Mortgage Trust
0.793% due 10/19/2026 •		18	18
1.984% due 01/20/2047 ^~		372	284
Structured Adjustable Rate Mortgage Loan Trust
0.412% due 10/25/2035 •		608	602
2.904% due 02/25/2036 ^~		234	171
Structured Asset Mortgage Investments Trust
0.472% due 06/25/2036 •		163	165
0.512% due 04/25/2036 •		11	11
0.532% due 05/25/2046 •		3,160	1,658
0.593% due 07/19/2035 •		689	699
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	13,959	19,413
Wachovia Mortgage Loan Trust LLC 2.880% due 08/20/2035 ^~		$186	187
WaMu Mortgage Pass-Through Certificates Trust
0.856% due 01/25/2047 ^•		1,505	1,454
0.938% due 12/25/2046 •		681	677
1.096% due 06/25/2046 •		113	114
1.116% due 08/25/2046 •		286	286
1.316% due 11/25/2042 •		88	87
1.843% due 11/25/2046 •		564	554
2.786% due 09/25/2033 ~		52	52
3.029% due 09/25/2036 ^~		883	873
3.115% due 02/25/2037 ^~		121	121
3.320% due 08/25/2036 ^~		88	88
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		128	123
Wells Fargo Mortgage-Backed Securities Trust
2.827% due 04/25/2036 ~		354	347
2.940% due 10/25/2036 ~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $111,082)			113,674

ASSET-BACKED SECURITIES 7.7%
ACE Securities Corp. Home Equity Loan Trust 0.212% due 10/25/2036 •		22	12
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,500	2,961
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •		$5,100	5,096
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	8,000	9,501
Ares European CLO DAC 0.780% due 10/15/2031 •		2,100	2,490
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$1,000	999
Argent Securities Trust
0.392% due 07/25/2036 •		5,728	5,207
0.412% due 05/25/2036 •		2,627	967
Armada Euro CLO DAC 0.720% due 07/15/2031•	EUR	6,500	7,692
Asset-Backed Securities Corp. Home Equity Loan Trust 1.037% due 09/25/2034 •		$622	623
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	354	420
Bain Capital Euro DAC 0.740% due 01/20/2032 •		6,700	7,936
Barings Euro CLO BV
0.680% due 07/27/2030 •		1,263	1,499
1.050% due 07/27/2030		189	225
Bear Stearns Asset-Backed Securities Trust 1.042% due 10/25/2037 •		$2,183	2,162
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	3,300	3,896
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •		600	713
0.720% due 01/15/2031 •		8,800	10,421

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Cairn CLO BV
0.000% due 10/15/2031 •		3,100	3,676
0.600% due 04/30/2031 •		4,100	4,850
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		9,300	11,027
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031•		3,200	3,778
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		$6,568	6,577
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		4,700	4,701
CIFC Funding Ltd.
1.036% due 10/25/2027 •		4,764	4,770
1.038% due 10/24/2030 •		5,800	5,802
CIT Mortgage Loan Trust
1.442% due 10/25/2037 •		1,180	1,193
1.592% due 10/25/2037 •		4,400	4,476
Citigroup Mortgage Loan Trust
0.172% due 01/25/2037 •		50	43
0.552% due 12/25/2036 •		1,133	933
0.562% due 03/25/2037 •		3,200	3,070
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		7,400	7,241
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 •		2,697	2,558
0.292% due 09/25/2037 •		2,156	2,017
0.342% due 03/25/2037 •		5,700	5,483
0.672% due 08/25/2036 •		460	460
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		7,502	7,574
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	3,100	3,662
0.650% due 10/15/2031 •		8,700	10,339
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		$1,847	1,849
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	2,700	3,190
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		$7,792	7,791
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	4,800	5,684
Fremont Home Loan Trust 0.227% due 10/25/2036 •		$636	585
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		4,400	4,401
GSAA Home Equity Trust 0.392% due 03/25/2037 •		617	344
GSAMP Trust
0.462% due 03/25/2047 •		2,500	2,154
1.067% due 03/25/2035 ^•		1,464	1,426
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		325	325
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	8,100	9,598
0.650% due 06/26/2030 •		10,400	12,318
0.960% due 10/20/2031 •		4,800	5,686
Home Equity Asset Trust
0.542% due 02/25/2036 •		$3,700	3,676
0.887% due 07/25/2034 •		331	329
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		2,146	1,861
HSI Asset Securitization Corp. Trust 0.362% due 02/25/2036 •		2,381	2,345
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		4,497	1,752
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		243	239
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	8,800	10,432
0.650% due 04/15/2031 •		2,600	3,077
KKR CLO Ltd. 0.000% due 07/15/2030 •		$2,600	2,600
Laurelin DAC 0.720% due 10/20/2031 •	EUR	4,800	5,687
LCM LP 0.000% due 04/20/2031 •		$2,600	2,601
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		226	228
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,427	1,789
Lehman XS Trust
0.412% due 05/25/2036 •		1,609	1,782
4.688% due 06/25/2036 þ		4,599	4,925
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		7,600	7,602

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	5,300	6,297
0.870% due 01/15/2030 •		2,199	2,607
Marathon CLO Ltd. 1.334% due 04/15/2029 •		$1,850	1,853
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		7,000	7,000
Marlette Funding Trust 2.690% due 09/17/2029		182	183
MASTR Asset-Backed Securities Trust 0.242% due 10/25/2036 •		1,650	734
MidOcean Credit CLO 0.000% due 01/29/2030 •		3,700	3,698
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 05/25/2037 •		495	451
0.797% due 07/25/2035 •		42	43
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •		695	309
5.910% due 11/25/2036 þ		1,592	574
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		392	393
1.298% due 04/15/2029 •		3,100	3,104
New Century Home Equity Loan Trust 0.857% due 02/25/2035 •		1,693	1,675
NovaStar Mortgage Funding Trust 0.797% due 01/25/2036 •		4,316	4,305
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	3,900	4,618
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		2,600	3,085
OCP CLO Ltd. 0.984% due 07/15/2027 •		$101	101
OZLM Funding Ltd. 1.154% due 07/22/2029 •		6,000	6,000
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	1,311	1,557
Palmer Square Loan Funding Ltd. 1.158% due 04/20/2027 •		$105	105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.782% due 05/25/2035 •		211	212
1.067% due 10/25/2034 •		117	119
1.082% due 09/25/2034 •		240	240
Popular ABS Mortgage Pass-Through Trust 0.672% due 02/25/2036 •		4,300	4,172
Renaissance Home Equity Loan Trust 1.192% due 09/25/2037 •		14,804	7,564
Residential Asset Securities Corp. Trust 0.572% due 08/25/2036 •		773	698
Securitized Asset-Backed Receivables LLC Trust 0.592% due 05/25/2036 •		4,770	3,323
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		3,600	3,599
1.163% due 01/23/2029 •		8,664	8,675
Soundview Home Loan Trust 0.152% due 11/25/2036 •		484	198
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		559	563
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		800	800
Structured Asset Investment Loan Trust 0.812% due 04/25/2033 •		1,343	1,327
Symphony CLO Ltd.
1.064% due 04/15/2028 •		1,394	1,397
1.136% due 07/14/2026 •		1,476	1,478
Telos CLO Ltd. 1.140% due 04/17/2028 •		1,825	1,827
TICP CLO Ltd. 1.028% due 04/20/2028 •		2,872	2,875
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		8,942	9,019
2.750% due 10/25/2056 ~		1,820	1,848
Venture CLO Ltd.
0.000% due 09/07/2030 •		2,300	2,298
1.064% due 04/15/2027 •		3,279	3,274
1.064% due 07/15/2027 •		1,481	1,483
1.223% due 04/20/2032 •		9,000	9,001
1.238% due 07/20/2030 •		3,200	3,198
1.288% due 01/20/2029 •		1,400	1,401
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		12,600	12,607
Voya CLO Ltd. 1.073% due 04/17/2030 •		3,700	3,701
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		4,500	4,494
Wells Fargo Home Equity Asset-Backed Securities Trust 2.492% due 12/25/2034 •		1,460	1,509

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

WhiteHorse Ltd. 1.120% due 04/17/2027 •		837	838
Wind River CLO Ltd. 1.054% due 10/15/2027 •		95	95

Total Asset-Backed Securities (Cost $406,004)			405,851

SOVEREIGN ISSUES 14.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		199	68
0.125% due 07/09/2035 þ		130	39
1.000% due 08/05/2021	ARS	8,680	51
15.500% due 10/17/2026		21,780	53
34.069% (BADLARPP) due 10/04/2022 ~		1,800	8
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		40,847	236
Australia Government International Bond
1.250% due 02/21/2022	AUD	31,992	24,438
3.000% due 09/20/2025		34,327	30,374
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	22,700	133
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	17,889	18,607
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	21,916	28,276
0.250% due 07/25/2024 (d)		16,655	21,108
2.100% due 07/25/2023 (d)		41,867	53,646
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		57,804	74,057
1.400% due 05/26/2025 (d)		98,422	126,120
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	2,301,336	21,191
0.100% due 03/10/2028 (d)		3,731,060	34,458
0.100% due 03/10/2029 (d)		4,450,751	41,204
0.200% due 03/10/2030 (d)		318,122	2,998
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	401,306	23,608
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	77,548	60,157
2.500% due 09/20/2035		4,273	3,708
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	4,525
Provincia de Buenos Aires 37.954% due 05/31/2022	ARS	22,770	128
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,696
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	4,384	7,012
0.125% due 08/10/2028 (d)		32,679	55,763
1.250% due 11/22/2027 (d)(i)		66,545	118,974

Total Sovereign Issues (Cost $734,475)			757,636

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A.
5.250% due 09/29/2023 •(e)(f)		200,000	252
6.250% due 09/11/2021 •(e)(f)		800,000	959
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	4,400

Total Preferred Securities (Cost $4,954)			5,611

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (h) 3.4%			181,600

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
1.658% due 07/30/2021 - 09/13/2021 (b)(c)	ARS	156,060	919

U.S. TREASURY BILLS 1.4%
0.014% due 07/06/2021 - 07/29/2021 (b)(c)(k)(m)		$74,643	74,642

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 0.6%
0.023% due 08/12/2021 - 09/07/2021 (a)(b)(c)(m)	31,565	31,563

Total Short-Term Instruments (Cost $288,872)		288,724

Total Investments in Securities (Cost $6,547,985)		6,642,970

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	2,564,686	25,290

Total Short-Term Instruments (Cost $25,290)		25,290

Total Investments in Affiliates (Cost $25,290)		25,290

Total Investments 126.2% (Cost $6,573,275)		$6,668,260
Financial Derivative Instruments (j)(l) 1.4%(Cost or Premiums, net $(3,669))		73,797
Other Assets and Liabilities, net (27.6)%		(1,459,262)

Net Assets 100.0%		$5,282,795

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lloyds Banking Group PLC	1.380%	09/02/2021	05/22/2018	$3,000	$3,003	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

IND	0.030%	06/30/2021	07/01/2021	$181,600	U.S. Treasury Bonds 1.125% - 4.375% due 05/15/2040	$(185,457)	$181,600	$181,600

Total Repurchase Agreements	$(185,457)	$181,600	$181,600

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/21/2021	07/06/2021	$(187,666)	$(187,667)
0.010	06/04/2021	07/07/2021	(98,010)	(98,011)
0.020	06/30/2021	07/06/2021	(11,859)	(11,859)
CIB	0.040	05/20/2021	07/20/2021	(23,149)	(23,150)
CSN	0.050	06/25/2021	07/14/2021	(55,514)	(55,514)
GRE	0.030	06/15/2021	07/15/2021	(25,350)	(25,350)
0.040	06/02/2021	07/14/2021	(27,611)	(27,612)
0.040	06/30/2021	07/13/2021	(1,121)	(1,121)
0.050	05/05/2021	07/06/2021	(2,230)	(2,230)
0.060	05/12/2021	07/12/2021	(1,449)	(1,449)
0.060	06/30/2021	07/12/2021	(1,233)	(1,233)
IND	0.070	06/25/2021	07/09/2021	(191,128)	(191,130)
JPS	0.040	06/08/2021	07/08/2021	(112,044)	(112,047)
MEI	0.110	05/13/2021	08/12/2021	GBP	(71,071)	(98,327)
NOM	0.050	06/17/2021	07/19/2021	$(126,759)	(126,762)
STR	0.060	06/30/2021	07/01/2021	(82,412)	(82,412)
0.060	07/01/2021	07/02/2021	(82,412)	(82,412)

Total Reverse Repurchase Agreements	$(1,128,286)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	0.070%	06/23/2021	07/19/2021	$(8,629)	$(8,629)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

BPG	0.060	06/08/2021		07/07/2021		(2,733)	(2,733)

Total Sale-Buyback Transactions							$(11,362)

SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA			3.500%	08/01/2051	$2,000	$(2,111)	$(2,107)

Total Short Sales 0.0%						$(2,111)	$(2,107)

(i)		Securities with an aggregate market value of $889,173 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)		Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(936,415) at a weighted average interest rate of 0.031%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Calendar Spread August Futures		$0.300	07/19/2021	2	$2	$1	$0
Put - NYMEX Crude Calendar Spread December Futures		0.300	11/18/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread November Futures		0.300	10/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread October Futures		0.300	09/20/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread September Futures		0.300	08/19/2021	2	2	0	0

Total Purchased Options						$1	$0

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn September 2021 Futures		$500.000	08/27/2021	400	$2,000	$(319)	$(120)
Call - CMX Gold December 2021 Futures		2,500.000	11/23/2021	24	2	(135)	(3)
Call - CMX Gold December 2021 Futures		4,000.000	11/23/2021	24	2	(23)	0
Call - IFED California Carbon Allowance December 2021 Futures		25.000	12/15/2021	20	20	(5)	(27)
Call - NYMEX Crude August 2021 Futures		70.000	07/15/2021	84	84	(112)	(355)
Call - NYMEX Crude August 2021 Futures		71.000	07/15/2021	72	72	(89)	(249)
Call - NYMEX Crude August 2021 Futures		71.500	07/15/2021	132	132	(153)	(408)
Call - NYMEX Crude Calendar Spread August Futures		0.300	07/19/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread December Futures		0.300	11/18/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread November Futures		0.300	10/19/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread October Futures		0.300	09/20/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread September Futures		0.300	08/19/2021	2	2	0	(2)
Call - NYMEX Crude December 2021 Futures		40.000	11/16/2021	15	15	(91)	(455)
Call - NYMEX Crude September 2021 Futures		76.000	08/17/2021	84	84	(110)	(149)
Call - NYMEX Crude September 2021 Futures		77.000	08/17/2021	72	72	(84)	(105)
Call - NYMEX Crude September 2021 Futures		77.500	08/17/2021	156	156	(187)	(203)
Call - NYMEX Natural Gas August 2021 Futures		3.750	07/27/2021	12	120	(12)	(16)
Call - NYMEX Natural Gas August 2021 Futures		4.000	07/27/2021	6	60	(5)	(4)

Total Written Options						$(1,325)	$(2,100)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Arabica Coffee December Futures	12/2021	55	$3,355	$249		$0	$(9)
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	4	10	4		0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	11	25	11		0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	4	10	4		0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	11	24	10		0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	4	9	4		0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	11	21	7		0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	4	10	4		0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	11	25	12		0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	4	10	4		0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	11	25	12		0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	4	10	4	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	11	24	11	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	4	10	4	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	11	25	11	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	4	10	4	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	11	25	11	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	4	10	4	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	11	25	11	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	4	9	4	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	11	22	8	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	4	9	4	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	11	23	9	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	4	10	4	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	11	23	10	0	0
Brent Crude December Futures	10/2021	165	11,941	315	21	0
Brent Crude December Futures	10/2024	75	4,580	448	0	(14)
Brent Crude March Futures	01/2022	209	14,789	2,321	6	0
Brent Crude October Futures	08/2021	63	4,649	4	15	0
Brent Crude September Futures	07/2021	10	746	(5)	4	0
California Carbon Allowance Future Vintage December Futures	12/2021	820	18,106	2,921	0	(17)
California Carbon Allowance Vintage December Futures	12/2022	122	2,832	137	3	0
Call Options Strike @ EUR 114.200 on Euro-Schatz Bond September 2021 Futures (2)	08/2021	1,500	9	(1)	0	0
Chicago Ethanol (Platts) December Futures	12/2021	16	1,334	85	82	0
Chicago Ethanol (Platts) February Futures	02/2022	9	742	24	39	0
Chicago Ethanol (Platts) January Futures	01/2022	9	736	19	39	0
Chicago Ethanol (Platts) March Futures	03/2022	9	747	30	40	0
Chicago Ethanol (Platts) November Futures	11/2021	16	1,368	120	80	0
Chicago Ethanol (Platts) October Futures	10/2021	17	1,510	181	80	0
Coal December Futures	12/2021	6	640	136	22	0
Coal November Futures	11/2021	6	644	140	22	0
Coal October Futures	10/2021	6	652	148	24	0
Cocoa September Futures	09/2021	133	3,177	(166)	0	(1)
Copper September Futures	09/2021	53	5,683	(464)	33	0
Corn December Futures	12/2021	386	11,358	843	775	0
Cotton No. 2 December Futures	12/2021	94	3,990	(83)	0	(126)
Euro-Bobl September Futures	09/2021	611	97,191	130	109	(29)
Euro-Bund 10-Year Bond September Futures	09/2021	973	199,146	1,764	623	(219)
Gas Oil December Futures	12/2021	340	20,264	1,038	0	(94)
Gas Oil July Futures	07/2021	160	9,548	298	0	(56)
Gas Oil September Futures	09/2021	21	1,259	(3)	0	(7)
Gold 100 oz. August Futures	08/2021	125	22,145	67	104	0
Gold 100 oz. December Futures	12/2021	48	8,524	(387)	39	0
Hard Red Winter Wheat December Futures	12/2021	27	900	26	42	0
Hard Red Winter Wheat September Futures	09/2021	67	2,208	145	107	0
Henry Hub Natural Gas April Futures	03/2022	3	22	0	0	0
Henry Hub Natural Gas August Futures	07/2022	3	22	0	0	0
Henry Hub Natural Gas July Futures	06/2022	3	22	0	0	0
Henry Hub Natural Gas June Futures	05/2022	3	22	0	0	0
Henry Hub Natural Gas May Futures	04/2022	3	22	0	0	0
Henry Hub Natural Gas October Futures	09/2022	3	22	0	0	0
Henry Hub Natural Gas September Futures	08/2022	3	22	0	0	0
ICE Carbon Emissions December Futures	12/2021	112	7,486	916	117	0
Iron Ore September Futures	09/2021	691	13,573	743	300	0
Lead September Futures	09/2021	45	2,555	58	64	(6)
Lean Hogs December Futures	12/2021	33	1,057	(47)	0	(3)
Live Cattle October Futures	10/2021	226	11,585	237	36	0
Natural Gas April Futures	03/2022	105	2,183	551	100	0
Natural Gas April Futures	03/2023	2	33	0	1	0
Natural Gas August Futures	07/2022	105	2,024	337	67	0
Natural Gas August Futures	07/2023	2	31	(3)	0	0
Natural Gas December Futures	11/2022	15	314	42	9	0
Natural Gas December Futures	11/2023	2	34	0	0	0
Natural Gas February Futures	01/2023	2	38	7	1	0
Natural Gas January Futures	12/2021	160	6,091	295	10	0
Natural Gas January Futures	12/2022	2	43	8	1	0
Natural Gas July Futures	06/2022	105	2,005	318	68	0
Natural Gas July Futures	06/2023	2	31	(4)	0	0
Natural Gas June Futures	05/2022	105	1,919	286	60	0
Natural Gas June Futures	05/2023	2	29	(4)	0	0
Natural Gas March Futures	02/2023	2	40	6	1	0
Natural Gas May Futures	04/2022	105	2,024	337	69	0
Natural Gas May Futures	04/2022	108	3,150	180	9	0
Natural Gas May Futures	04/2023	2	32	(2)	0	0
Natural Gas November Futures	10/2022	15	299	36	8	0
Natural Gas November Futures	10/2023	2	33	0	0	0
Natural Gas October Futures	09/2022	46	1,377	25	2	0
Natural Gas October Futures	09/2022	15	296	25	9	0
Natural Gas October Futures	09/2023	2	33	(1)	0	0
Natural Gas September Futures	08/2021	30	1,076	106	60	(3)
Natural Gas September Futures	08/2022	105	1,965	332	64	0
Natural Gas September Futures	08/2023	2	31	(2)	0	0
New York Harbor ULSD December Futures	11/2021	53	4,738	204	6	0
Nickel September Futures	09/2021	35	3,825	223	223	0
Platinum October Futures	10/2021	12	644	(43)	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

RBOB Gasoline December Futures	11/2021	65	5,529	130	0	(1)
Silver September Futures	09/2021	11	1,441	(95)	16	0
Soybean January Futures	01/2022	7	490	0	29	0
Soybean Meal December Futures	12/2021	729	27,826	(1,521)	2,034	0
Soybean November Futures	11/2021	218	15,249	1,001	943	0
Soybean Oil January Futures	01/2022	12	448	10	11	0
Sugar No. 11 March Futures	02/2022	67	1,357	49	21	0
U.S. Treasury 2-Year Note September Futures	09/2021	5,384	1,186,205	(2,026)	126	0
U.S. Treasury 5-Year Note September Futures	09/2021	6,606	815,377	(1,721)	413	0
White Sugar October Futures	09/2021	70	1,635	69	37	0
WTI Crude August Futures	07/2021	211	15,502	527	103	0
WTI Crude December Futures	11/2021	90	6,312	978	20	0
WTI Crude December Futures	11/2022	292	18,621	2,520	26	0
WTI Crude December Futures	11/2023	29	1,721	88	2	0
WTI Crude June Futures	05/2022	429	28,546	3,353	56	0
WTI Crude June Futures	05/2023	422	25,877	1,665	34	0
WTI Crude June Futures	05/2024	9	519	11	1	0
WTI Crude March Futures	02/2022	68	4,636	43	11	0
WTI Crude March Futures	02/2023	41	2,560	39	3	0
WTI Crude October Futures	09/2021	98	7,032	64	25	(1)
WTI Crude September Futures	08/2022	41	2,666	45	4	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	5	2	(11)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	5	2	(10)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	5	2	(11)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	5	2	(11)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	5	2	(11)	0	0
Zinc September Futures	09/2021	29	2,158	(12)	2	(15)

				$20,980	$7,512	$(601)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2021	75	$(4,733)	$(81)	$0	$(81)
Arabica Coffee September Futures	09/2021	65	(3,894)	(118)	11	0
Australia Government 3-Year Note September Futures	09/2021	371	(32,410)	114	0	(18)
Australia Government 10-Year Bond September Futures	09/2021	137	(14,506)	(61)	0	(64)
Brent Crude December Futures	10/2022	139	(9,338)	(453)	14	0
Brent Crude December Futures	10/2023	29	(1,845)	(83)	5	0
Brent Crude June Futures	04/2022	203	(14,100)	(272)	4	0
Brent Crude June Futures	04/2023	422	(27,544)	(2,369)	63	0
Brent Crude June Futures	04/2024	9	(560)	(7)	1	0
Brent Crude September Futures	07/2022	2	(137)	(1)	0	0
California Carbon Allowance Current Auction Clearing Price February Futures	02/2022	10	1	(2)	0	0
California Carbon Allowance Current Auction Clearing Price November Futures	11/2021	8	(2)	(3)	0	0
Call Options Strike @ USD 73.500 on Brent Crude September 2021 Futures (2)	07/2021	72	(218)	(132)	0	(11)
Call Options Strike @ USD 74.000 on Brent Crude September 2021 Futures (2)	07/2021	84	(228)	(131)	0	(12)
Call Options Strike @ USD 75.000 on Brent Crude September 2021 Futures (2)	07/2021	72	(156)	(84)	0	(9)
Call Options Strike @ USD 76.000 on Brent Crude September 2021 Futures (2)	07/2021	84	(140)	(42)	0	(8)
Call Options Strike @ USD 78.500 on Brent Crude October 2021 Futures (2)	08/2021	72	(103)	(10)	0	(7)
Call Options Strike @ USD 79.500 on Brent Crude October 2021 Futures (2)	08/2021	84	(97)	2	0	(7)
Call Options Strike @ USD 80.000 on Brent Crude December 2021 Futures (2)	10/2021	155	(316)	(115)	0	(14)
Call Options Strike @ USD 80.000 on Brent Crude October 2021 Futures (2)	08/2021	72	(76)	10	0	(6)
Coal April Futures	04/2022	1	(88)	(7)	0	(2)
Coal August Futures	08/2022	1	(83)	(2)	0	(1)
Coal December Futures	12/2022	1	(80)	2	0	(1)
Coal February Futures	02/2022	1	(99)	(18)	0	(3)
Coal January Futures	01/2022	1	(100)	(19)	0	(3)
Coal July Futures	07/2022	1	(84)	(3)	0	(1)
Coal June Futures	06/2022	1	(87)	(6)	0	(2)
Coal March Futures	03/2022	1	(95)	(14)	0	(2)
Coal May Futures	05/2022	1	(88)	(7)	0	(2)
Coal November Futures	11/2022	1	(80)	1	0	(1)
Coal October Futures	10/2022	1	(80)	1	0	(1)
Coal September Futures	09/2022	1	(82)	(1)	0	(1)
Cocoa December Futures	12/2021	39	(947)	29	0	0
Corn March Futures	03/2022	53	(1,578)	(82)	0	(106)
Corn September Futures	09/2021	1,352	(40,509)	(1,389)	0	(2,707)
Euro-BTP Italy Government Bond September Futures	09/2021	752	(115,326)	(409)	0	(315)
Euro-Buxl 30-Year Bond September Futures	09/2021	664	(160,019)	(2,758)	394	(1,213)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	127	(23,950)	(94)	9	(71)
Euro-Schatz September Futures	09/2021	7,877	(1,047,405)	73	0	(93)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Gas Oil December Futures	12/2022	164	(9,508)	(471)	37	0
Gas Oil March Futures	03/2022	23	(1,362)	(471)	6	0
Japan Government 10-Year Bond September Futures	09/2021	64	(87,386)	(115)	0	(23)
Lean Hogs October Futures	10/2021	272	(9,496)	475	52	0
Live Cattle December Futures	12/2021	35	(1,849)	(52)	0	(5)
Natural Gas April Futures	03/2022	154	(4,617)	(224)	0	(11)
Natural Gas August Futures	07/2021	16	(489)	(98)	0	(48)
Natural Gas December Futures	11/2021	119	(3,674)	(1,271)	0	(268)
Natural Gas February Futures	01/2022	36	(1,012)	(311)	0	(74)
Natural Gas January Futures	12/2021	36	(1,117)	(341)	0	(81)
Natural Gas March Futures	02/2022	36	(1,058)	(283)	0	(64)
Natural Gas November Futures	10/2021	119	(3,535)	(1,210)	0	(262)
Natural Gas October Futures	09/2021	21	(760)	(48)	0	(3)
Natural Gas October Futures	09/2021	119	(3,628)	(1,222)	0	(271)
Natural Gas September Futures	08/2021	23	(676)	(147)	0	(63)
Natural Gas September Futures	08/2021	133	(4,820)	(819)	0	(24)
Palladium September Futures	09/2021	4	(1,112)	(23)	0	(39)
Put Options Strike @ USD 50.000 on Brent Crude December 2021 Futures (2)	10/2021	155	(67)	147	5	0
Soybean Meal January Futures	01/2022	23	(874)	(54)	0	(61)
Soybean Oil December Futures	12/2021	66	(2,485)	(113)	0	(58)
Sugar No. 11 October Futures	09/2021	70	(1,403)	(61)	0	(28)
U.S. Treasury 10-Year Note September Futures	09/2021	2,053	(272,023)	(1,584)	0	(481)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	1,090	(160,451)	(1,191)	0	(528)
U.S. Treasury 30-Year Bond September Futures	09/2021	1,073	(172,485)	(5,283)	0	(704)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	688	(132,569)	(5,735)	0	(774)
United Kingdom Long Gilt September Futures	09/2021	926	(164,088)	(1,174)	0	(179)
Wheat December Futures	12/2021	36	(1,233)	(42)	0	(57)
Wheat September Futures	09/2021	385	(13,080)	(44)	0	(640)
WTI Crude December Futures	11/2021	370	(25,948)	(2,858)	0	(81)
WTI Crude December Futures	11/2022	224	(14,284)	(361)	0	(20)
WTI Crude December Futures	11/2024	75	(4,226)	(423)	0	(5)
WTI Crude July Futures	06/2022	65	(4,291)	(42)	0	(8)
WTI Crude June Futures	05/2022	109	(7,253)	(273)	0	(14)
WTI Crude November Futures	10/2021	114	(8,081)	(79)	1	(27)
WTI Crude September Futures	08/2021	84	(6,113)	(87)	0	(33)
WTI Midland vs WTI Trade August Futures	07/2021	5	0	7	0	0
WTI Midland vs WTI Trade December Futures	11/2021	5	0	7	0	0
WTI Midland vs WTI Trade November Futures	10/2021	5	0	7	0	0
WTI Midland vs WTI Trade October Futures	09/2021	5	1	7	0	0
WTI Midland vs WTI Trade September Futures	08/2021	5	1	7	0	0

$(34,394)	$602	$(9,696)

Total Futures Contracts	$(13,414)	$8,114	$(10,297)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$2,400	$(133)	$171	$38	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	97,200	$0	$(141)	$(141)	$10	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(2,512)	(2,421)	0	(96)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$5,100	(130)	(68)	(198)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	7,300	(183)	(106)	(289)	0	(6)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	900	77	(99)	(22)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	(382)	(427)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	568,470	(11)	(91)	(102)	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	32,100	(232)	(879)	(1,111)	0	(54)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	5,200	(7)	(276)	(283)	24	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048	2,020	7	336	343	9	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Receive	CPURNSA	1.592	Maturity	09/20/2021		$44,800	(4)	1,321	1,317	210	0
Pay	CPURNSA	1.280	Maturity	11/02/2021		11,900	0	(436)	(436)	0	(14)
Pay	CPURNSA	1.230	Maturity	11/04/2021		46,700	(5)	(1,725)	(1,730)	0	(50)
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	243	243	0	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	134	(854)	0	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	942	942	0	(16)
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	131	127	0	(1)
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	104	104	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	117	117	0	(29)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	174	174	6	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	(17)	(17)	16	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	(32)	(32)	7	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	15	17	7	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	19	19	8	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	6,958	6,958	105	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	1,665	1,665	25	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	2,791	2,791	46	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(451)	(381)	0	(34)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(78)	(78)	0	(10)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(104)	(104)	0	(14)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(100)	(100)	0	(15)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(540)	(540)	0	(17)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(1,911)	(1,911)	0	(32)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(5,085)	(5,064)	0	(119)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	1,036	1,036	45	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(3)	(33)	(36)	11	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	473	473	0	(9)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	682	698	0	(4)
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	24,600	0	(384)	(384)	27	0
Pay	UKRPI	3.220	Maturity	03/15/2022		19,900	0	(298)	(298)	23	0
Pay	UKRPI	3.330	Maturity	01/15/2025		112,300	3,341	(2,673)	668	115	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,570	0	74	74	4	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,300	0	124	124	6	0
Pay	UKRPI	3.400	Maturity	01/15/2030		46,800	(20)	(807)	(827)	140	0
Pay	UKRPI	3.480	Maturity	01/15/2030		20,000	214	(284)	(70)	60	0
Pay	UKRPI	3.340	Maturity	05/15/2030		10,200	25	(421)	(396)	34	0
Pay	UKRPI	3.325	Maturity	08/15/2030		25,090	236	69	305	104	0
Pay	UKRPI	3.624	Maturity	02/15/2031		17,800	0	(447)	(447)	92	0
Pay	UKRPI	3.750	Maturity	04/15/2031		35,630	21	(126)	(105)	175	0
Pay	UKRPI	3.566	Maturity	03/15/2036		4,300	0	(93)	(93)	29	0
Pay	UKRPI	3.580	Maturity	03/15/2036		10,300	(60)	(120)	(180)	69	0

							$2,429	$(3,311)	$(882)	$1,408	$(525)

Total Swap Agreements							$2,296	$(3,140)	$(844)	$1,408	$(526)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

(k)			Securities with an aggregate market value of $60,779 and cash of $8,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)			Unsettled variation margin asset of $8 for closed future agreements is outstanding at period end.
(2)			Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	DKK	305,410		$48,601	$0	$(99)
	07/2021	EUR	335		404	9	(3)
	07/2021		$8,289	AUD	11,008	0	(34)
	07/2021		247	EUR	225	20	0
	08/2021	AUD	11,008		$8,290	33	0
	08/2021		$12	RUB	916	0	0
	09/2021	PLN	73		$19	0	0
	09/2021		$529	CNY	3,403	0	(6)
	09/2021		198	INR	14,585	0	(4)
	09/2021		30	RUB	2,159	0	0
	07/2022	EUR	350		$389	0	(29)
	07/2022		$315	EUR	260	0	(5)
BPS	07/2021	AUD	43,221		$33,588	1,175	0
	07/2021	DKK	70,475		11,426	188	0
	07/2021	EUR	9,442		11,274	79	0
	07/2021		$391	EUR	334	6	0
	07/2021		1,863	GBP	1,341	0	(8)
	08/2021		12,532	SEK	104,700	0	(293)
	10/2021	MXN	179,135		$8,862	0	(18)
	10/2021		$1,156	DKK	7,215	0	(3)
	11/2021		2,041	MXN	41,207	0	(8)
	07/2022	EUR	260		$299	0	(12)
	07/2022		$7,053	EUR	5,838	0	(76)
BRC	07/2021	GBP	2,214		$3,092	29	0
	07/2021		$1,179	GBP	837	0	(22)
	08/2021	EUR	208		$248	1	0
	09/2021	PLN	48		13	0	0
CBK	07/2021	DKK	236,808		37,556	0	(205)
	07/2021	JPY	525,200		4,791	63	0
	07/2021		$4,980	DKK	31,325	15	0
	07/2021		463	MXN	9,104	0	(7)
	07/2021		9	RUB	699	0	0
	08/2021	MXN	48,668		$2,327	0	(104)
	08/2021		$11	RUB	835	0	0
	09/2021	PEN	16,987		$4,612	186	0
GLM	07/2021	DKK	138,880		22,425	279	0
	07/2021	EUR	350		419	3	0
	07/2021	GBP	93,079		131,588	2,832	0
	07/2021		$643	EUR	541	1	(3)
	07/2021		18	RUB	1,402	1	0
	08/2021	NZD	93,873		$65,553	0	(59)
	08/2021		$16	RUB	1,166	0	0
	09/2021	PLN	77		$20	0	0
	09/2021	TWD	10,201		372	5	0
	09/2021		$35	RUB	2,555	0	0
	07/2022	EUR	988		$1,225	44	0
	07/2022		$3,536	EUR	2,891	0	(80)
	10/2022	EUR	38		$44	0	(2)
	11/2022		486		600	17	0
	12/2022		530		660	24	0
HUS	07/2021		1,559		1,904	55	0
	07/2021	GBP	4,769		6,752	155	0
	07/2021	JPY	6,908,422		63,330	1,145	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

07/2021	$130,865	GBP	94,484	0	(166)
08/2021	GBP	91,815	$127,089	69	0
08/2021	$79	EUR	73	7	0
08/2021	25	RUB	1,884	1	0
09/2021	KRW	287,416	$258	4	0
09/2021	MXN	381,368	18,135	0	(849)
09/2021	PLN	88	23	0	0
09/2021	$11,560	CNH	74,290	0	(131)
09/2021	76	EUR	70	6	0
09/2021	16	RUB	1,137	0	0
11/2021	86	EUR	78	7	0
12/2021	93	85	8	0
07/2022	EUR	6,567	$8,126	278	0
07/2022	$508	EUR	418	0	(8)
JPM	07/2021	DKK	264,008	$41,875	0	(223)
07/2021	EUR	701	796	0	(35)
07/2021	GBP	592	837	19	0
07/2021	ILS	454	140	1	0
07/2021	NZD	30,583	22,319	942	0
07/2021	$48,414	DKK	301,619	0	(319)
07/2021	2,069	GBP	1,468	0	(39)
08/2021	EUR	73	$82	0	(4)
09/2021	70	79	0	(4)
10/2021	DKK	301,619	48,499	320	0
10/2021	EUR	76	86	0	(4)
11/2021	78	89	0	(4)
12/2021	85	97	0	(4)
12/2021	SGD	144	109	2	0
01/2022	EUR	39	44	0	(3)
02/2022	36	40	0	(2)
03/2022	38	43	0	(2)
04/2022	36	41	0	(2)
05/2022	35	40	0	(2)
06/2022	34	38	0	(2)
07/2022	1,229	1,466	19	(22)
07/2022	$1,048	EUR	860	1	(22)
08/2022	EUR	35	$40	0	(2)
09/2022	35	39	0	(2)
11/2022	38	44	0	(2)
12/2022	41	46	0	(2)
MYI	07/2021	263	314	2	0
07/2021	JPY	3,566,778	32,765	660	0
07/2021	NZD	63,290	45,922	1,682	0
07/2021	$6,164	AUD	8,149	0	(53)
07/2021	57,425	DKK	357,566	0	(408)
07/2021	2,101	GBP	1,500	0	(25)
07/2021	9	RUB	688	0	0
08/2021	AUD	8,149	$6,165	53	0
10/2021	DKK	357,566	57,525	408	0
RBC	07/2022	$149	EUR	124	0	(1)
SCX	07/2021	DKK	103,670	$16,853	322	0
07/2021	EUR	392,820	480,558	14,771	0
08/2021	402,102	477,166	58	0
09/2021	$12,131	IDR	174,723,012	0	(241)
SOG	07/2021	68,342	DKK	425,562	0	(483)
07/2021	10	RUB	798	1	0
08/2021	14	1,047	0	0
10/2021	DKK	425,562	$68,460	483	0
SSB	07/2021	GBP	412	584	14	0
TOR	07/2021	CAD	8,204	6,791	172	0
07/2021	EUR	157	171	0	(15)
08/2021	CAD	8,204	6,625	7	0
10/2021	$83	EUR	76	7	0
UAG	07/2021	AUD	15,436	$11,964	387	0
07/2021	$29,963	AUD	39,500	0	(340)
07/2021	99,371	JPY	11,000,400	0	(353)
07/2021	30	RUB	2,262	1	0
08/2021	AUD	39,500	$29,967	339	0
08/2021	JPY	11,000,400	99,397	353	0
08/2021	$12,418	NOK	102,645	0	(494)

Total Forward Foreign Currency Contracts	$27,769	$(5,348)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	8,950	$7	$1,314
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	11,760	896	1,724
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,740	428	841

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	175,700	633	75
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	8,600	627	1,273

$2,591	$5,227

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,200	$12	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	1,500	14	5
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,600	15	6
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,900	17	11

$58	$22

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	127	$16	$15
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	190	23	22

$39	$37

Total Purchased Options	$2,688	$5,286

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Eurobob Co. December 2021 Futures «	$1.000	12/31/2021	3	$(2)	$0
Call - OTC Eurobob Co. December 2021 Futures «	4.000	12/31/2021	3	(3)	(8)
Put - OTC Eurobob Co. September 2021 Futures «	4.500	09/30/2021	3	(3)	0
Call - OTC Eurobob Co. September 2021 Futures «	8.000	09/30/2021	3	(3)	(8)

$(11)	$(16)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	7,900	$(8)	$(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	6,300	(7)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	1,500	(9)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	5,900	(7)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	8,200	(6)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	8,200	(10)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	8,100	(4)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	8,100	(11)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	4,300	(5)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	33,100	(47)	(9)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	6,900	(8)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	6,100	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	6,000	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	11,100	(11)	(7)
CBK	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	6,800	(7)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	9,100	(7)	(7)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	9,100	(11)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	27,400	(28)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	6,800	(8)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	6,500	(7)	(1)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	2,100	(12)	(5)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	4,100	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	11,900	(11)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	9,500	(9)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	17,100	(18)	(4)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	4,600	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	7,500	(8)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	5,600	(7)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	6,300	(6)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	1,600	(4)	0

$(299)	$(76)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(32)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0

$(1,608)	$(32)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	26,900	$0	$(1,207)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	35,210	(874)	(1,586)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,190	(421)	(774)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	38,790	(265)	(24)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	194,500	(302)	(92)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	600	(4)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	351,400	(554)	(29)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,700	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	52,410	(371)	(33)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	25,800	(626)	(1,157)

$(3,430)	$(4,903)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC BCOMTR Index «	89.000	07/19/2021	25	$(13)	$(5)
Call - OTC BCOMTR Index «	93.955	08/02/2021	23	(15)	(54)
Call - OTC BCOMTR Index «	95.335	08/05/2021	39	(25)	(70)
Call - OTC BCOMTR Index «	98.000	08/10/2021	31	(26)	(33)
Put - OTC BCOMTR Index «	74.137	08/11/2021	43	(16)	0
Put - OTC BCOMTR Index «	74.137	08/25/2021	43	(18)	(1)
Call - OTC BCOMTR Index «	105.000	11/23/2021	19	(14)	(24)
Call - OTC BCOMTR Index «	90.000	01/14/2022	44	(134)	(326)
Call - OTC S&P GSCI Energy Index «	1.685	09/14/2021	76,455	(410)	0
JPM	Call - OTC BCOMTR Index «	90.000	01/18/2022	22	(58)	(169)
MYC	Call - OTC BCOMTR Index «	93.940	03/02/2022	21	(61)	(122)
UAG	Call - OTC BCOMTR Index «	102.600	03/02/2022	56	(71)	(141)

$(861)	$(945)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	3,600	$(16)	$(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	3,000	(11)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	3,000	(9)	(4)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,400	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	2,000	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	2,600	(16)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	2,600	(11)	(14)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	5,400	(17)	(9)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	5,000	(17)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	3,000	(19)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	3,200	(20)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	1,400	(4)	(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051				102.047	07/07/2021		1,000	(3)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051				104.047	07/07/2021		1,000	(2)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051				101.984	08/05/2021		1,900	(7)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051				102.234	08/05/2021		5,800	(18)		(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051				103.984	08/05/2021		1,900	(4)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051				104.141	08/05/2021		1,700	(3)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051				103.695	09/07/2021		1,700	(5)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051				103.984	09/07/2021		1,700	(5)		(4)

									$(201)		$(98)

Total Written Options									$(6,410)		$(6,070)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	CBOT Wheat December Futures		$6.954	Maturity	11/26/2021	30,090	$0	$3	$3	$0
	Pay	CBOT Wheat September Futures		6.618	Maturity	08/27/2021	29,729	0	(5)	0	(5)
	Pay	CBOT Wheat September Futures		6.830	Maturity	08/27/2021	200,000	0	7	7	0
	Pay	CBOT Wheat September Futures		6.863	Maturity	08/27/2021	60,181	0	4	4	0
	Receive	EURMARGIN 4Q21		5.300	Maturity	12/31/2021	31,800	(5)	5	0	0
	Receive	EURMARGIN CAL21		6.120	Maturity	12/31/2021	7,500	(21)	17	0	(4)
	Receive	EUROBOBCO CAL21		5.900	Maturity	12/31/2021	11,400	(91)	122	31	0
	Pay	HOBR CAL21		11.994	Maturity	12/31/2021	3,000	0	(13)	0	(13)
	Receive	ULSDCO CAL21		9.170	Maturity	12/31/2021	6,000	(7)	(2)	0	(9)
CBK	Receive	HOBR CAL21		15.670	Maturity	12/31/2021	16,680	(8)	20	12	0
	Receive	MEHMID CAL20-21		1.840	Maturity	12/31/2021	16,000	(1)	(22)	0	(23)
CIB	Receive	GOLDLNPM Index		1,823.754	Maturity	07/29/2021	1,300	0	(69)	0	(69)
DUB	Pay	GOLDLNPM Index		1,755.500	Maturity	07/29/2021	2,200	0	(34)	0	(34)
GST	Pay	CBOT Wheat September Futures		6.448	Maturity	08/27/2021	150,000	0	(52)	0	(52)
	Receive	EURMARGIN CAL21		3.500	Maturity	12/31/2021	6,000	0	12	12	0
	Receive	Hard Red Winter Wheat September Futures		0.528	Maturity	08/27/2021	205,000	0	66	66	0
	Receive	HOBR CAL21		14.080	Maturity	12/31/2021	3,000	0	7	7	0
	Pay	HOBR CAL21		17.320	Maturity	12/31/2021	17,400	0	16	16	0
	Pay	HOBR CAL21		17.470	Maturity	12/31/2021	12,000	0	13	13	0
	Receive	KCBT Wheat September Futures		6.025	Maturity	08/27/2021	157,500	0	89	89	0
	Receive	KCBT Wheat September Futures		6.120	Maturity	08/27/2021	157,500	0	74	74	0
	Receive	KCBT Wheat September Futures		6.260	Maturity	08/27/2021	125,000	0	41	41	0
	Pay	LLSMEH 1H22		1.000	Maturity	06/30/2022	13,200	0	1	1	0
	Pay	LLSMEH 2H22		1.000	Maturity	12/31/2022	6,600	0	1	1	0
	Pay	LLSMEH CAL22		1.000	Maturity	12/31/2022	7,200	0	0	0	0
	Receive	TTFNBP V1-H2	GBP	3.800	Maturity	03/31/2022	182,000	0	(2)	0	(2)
JPM	Pay	CBOT Wheat September Futures		$6.800	Maturity	08/27/2021	175,000	0	1	1	0
	Receive	EURMARGIN CAL21		6.350	Maturity	12/31/2021	12,840	(32)	22	0	(10)
	Receive	EUROBOBCO CAL21		7.700	Maturity	12/31/2021	57,000	(370)	423	53	0
	Receive	GOLDLNPM Index		1,771.473	Maturity	07/29/2021	3,800	0	(1)	0	(1)
	Receive	GOLDLNPM Index		1,889.912	Maturity	11/29/2022	900	0	(101)	0	(101)
	Receive	HOBR CAL21		15.500	Maturity	12/31/2021	3,720	0	3	3	0
	Receive	LLSCO CAL21		1.700	Maturity	12/31/2021	10,200	0	13	13	0
	Pay	LLSMEH 1H22		1.050	Maturity	06/30/2022	3,600	0	0	0	0
	Receive	MEHCO CAL22		2.820	Maturity	12/31/2022	25,200	0	21	21	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	30,000	0	9	9	0
MAC	Receive	EURMARGIN 4Q21		5.300	Maturity	12/31/2021	18,300	(3)	3	0	0
	Receive	EURMARGIN CAL21		3.100	Maturity	12/31/2021	46,800	0	115	115	0
	Receive	EUROBOBCO CAL21		4.950	Maturity	12/31/2021	40,800	(261)	411	150	0
	Receive	HOBR CAL21		16.250	Maturity	12/31/2021	6,000	0	1	1	0
	Receive	KCBT Wheat September Futures		6.255	Maturity	08/27/2021	175,000	0	59	59	0
	Receive	LLSCO CAL22		2.800	Maturity	12/31/2022	8,400	2	13	15	0
	Receive	MEHCO CAL21		3.250	Maturity	12/31/2021	7,800	0	17	17	0
	Receive	MEHCO CAL22		2.300	Maturity	12/31/2022	4,800	0	1	1	0
	Receive	MEHMID CAL21		1.100	Maturity	12/31/2021	5,500	0	(4)	0	(4)
	Receive	ULSDCO CAL21		6.775	Maturity	12/31/2021	6,000	0	5	5	0
MEI	Pay	GCQ1 Index		1,828.850	Maturity	07/29/2021	9,800	0	561	561	0
	Receive	GOLDLNPM Index		1,771.155	Maturity	07/29/2021	5,300	0	0	0	0
	Receive	GOLDLNPM Index		1,821.830	Maturity	07/29/2021	3,000	0	(152)	0	(152)
MYC	Receive	EURMARGIN 1H22		6.210	Maturity	06/30/2022	11,400	0	7	7	0
	Receive	EURMARGIN CAL21		3.000	Maturity	12/31/2021	1,800	0	5	5	0
	Receive	EURMARGIN CAL21		3.450	Maturity	12/31/2021	5,100	0	11	11	0
	Receive	EURMARGIN CAL21		3.470	Maturity	12/31/2021	1,800	0	4	4	0
	Receive	EURMARGIN F2-M2		6.200	Maturity	06/30/2022	10,800	0	7	7	0
	Receive	EUROBOBCO CAL21		1.900	Maturity	12/31/2021	7,200	0	76	76	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

Receive	EUROBOBCO CAL21	3.550	Maturity	12/31/2021	2,400	0	12	12	0
Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	3,600	0	13	13	0
Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	600	0	2	2	0
Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	6,000	0	20	20	0
Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	5,400	0	16	16	0
Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	3,000	0	9	9	0
Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	4,200	0	12	12	0
Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	3,600	0	3	3	0
Receive	HOBR CAL21	15.450	Maturity	12/31/2021	3,000	0	3	3	0
Receive	LLSCO CAL21	1.810	Maturity	12/31/2021	2,400	0	3	3	0
Pay	LLSCO CAL21	1.250	Maturity	12/31/2021	12,600	0	(10)	0	(10)
Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	8,400	0	12	12	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	25,200	0	26	26	0
Pay	MEHCO CAL21	1.400	Maturity	12/31/2021	1,800	0	(1)	0	(1)
Receive	MEHCO CAL22	2.680	Maturity	12/31/2022	4,800	0	3	3	0
Receive	MEHCO CAL22	2.360	Maturity	12/31/2022	9,600	0	3	3	0
Receive	MEHCO CAL22	2.350	Maturity	12/31/2022	10,800	0	4	4	0
Receive	MEHCO CAL22	2.330	Maturity	12/31/2022	9,600	0	3	3	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	14,400	0	4	4	0
Receive	MEHCO CAL22	2.280	Maturity	12/31/2022	4,800	0	1	1	0
Receive	MEHCO CAL22	2.200	Maturity	12/31/2022	26,400	0	5	5	0
Receive	MEHCO CAL22	2.150	Maturity	12/31/2022	3,600	0	1	1	0
Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	1,710,000	0	(8)	0	(8)
Receive	TTFNBP 1Q22	5.150	Maturity	03/31/2022	1,170,000	0	(9)	0	(9)
Receive	TTFNBP 1Q22	5.000	Maturity	03/31/2022	1,980,000	0	(20)	0	(20)
Receive	TTFNBP 4Q21	3.430	Maturity	12/31/2021	276,000	0	0	0	0
Receive	TTFNBP V1-H2	4.350	Maturity	03/31/2022	546,000	0	(1)	0	(1)
Receive	TTFNBP V1-H2	4.300	Maturity	03/31/2022	546,000	0	(2)	0	(2)
Receive	TTFNBP V1-H2	4.250	Maturity	03/31/2022	728,000	0	(3)	0	(3)
Receive	TTFNBP V1-H2	4.130	Maturity	03/31/2022	546,000	0	(3)	0	(3)
Receive	TTFNBP V1-H2	4.120	Maturity	03/31/2022	364,000	0	(2)	0	(2)
Receive	TTFNBP V1-H2	4.050	Maturity	03/31/2022	910,000	0	(6)	0	(6)
Receive	TTFNBP V1-H2	4.000	Maturity	03/31/2022	546,000	0	(4)	0	(4)
Receive	ULSDCO CAL21	$6.630	Maturity	12/31/2021	3,000	0	3	3	0
Receive	ULSDCO CAL21	9.030	Maturity	12/31/2021	1,800	0	(3)	0	(3)

$(797)	$1,915	$1,669	$(551)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	EUR	100,000	$0	$(2)	$0	$(2)
Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2022	$20,079	0	20	20	0
Receive	BCOMTR Index	4,429,375	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	884,679	(562)	9,966	9,404	0
CBK	Receive	BCOMTR Index	97,210	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	19,416	0	207	207	0
Receive	CIXBSTR3 Index	692,892	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	152,348	0	1,500	1,500	0
CIB	Receive	BCOMTR Index	119,738	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	23,915	0	254	254	0
Receive	PIMCODB Index	721,305	0.000%	Monthly	02/15/2022	85,590	0	746	746	0
FBF	Receive	BCOMTR Index	1,377,337	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	275,095	0	2,927	2,927	0
GST	Receive	BCOMTR Index	4,380	0.000%	Maturity	08/02/2021	358	51	5	56	0
Receive	BCOMTR Index	5,028	0.000%	Maturity	08/05/2021	417	0	59	59	0
Receive	BCOMTR Index	9,275	0.000%	Maturity	08/10/2021	846	13	18	31	0
Pay	BCOMTR Index	2,030	0.000%	Maturity	11/23/2021	187	0	(4)	0	(4)
Receive	BCOMTR Index	22,515	0.000%	Maturity	01/14/2022	1,829	120	179	299	0
Receive	BCOMF1TC Index	1,136,646	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	360,596	0	4,203	4,203	0
Receive	BCOMTR Index	2,714,970	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	542,261	76	5,686	5,762	0
Receive	BCOMTR1 Index	1,106,492	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	242,818	0	2,579	2,579	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

	Receive	BCOMTR2 Index	506,623	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	102,470	0	1,044	1,044	0
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	02/15/2022	23,915	0	(705)	0	(705)
JPM	Receive	BCOMTR Index	27,912	0.000%	Maturity	01/18/2022	2,245	301	92	393	0
	Receive	BCOMTR Index	4,066,567	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	812,215	0	8,631	8,631	0
	Receive	JMABNIC5 Index	723,180	0.000%	Monthly	02/15/2022	105,646	(10)	(92)	0	(102)
MAC	Receive	BCOMTR Index	236,548	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	47,246	0	502	502	0
	Receive	BCOMTR1 Index	1,215,042	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	119,708	0	1,272	1,272	0
	Receive	BCOMTR2 Index	1,994,812	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	213,729	0	2,106	2,106	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/15/2022	12,059	0	93	93	0
MEI	Receive	BCOMTR Index	1,386,203	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	276,866	(14)	2,957	2,943	0
	Receive	BCOMTR1 Index	367,733	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	60,084	0	639	639	0
	Receive	BCOMTR2 Index	658,442	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	98,505	0	945	945	0
MYC	Receive	BCOMTR Index	768,902	0.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	153,573	(159)	1,792	1,633	0
	Receive	BCOMTR1 Index	193,730	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	112,432	0	1,194	1,194	0
	Receive	BCOMTR Index	10,565	0.000%	Maturity	03/02/2022	900	29	70	99	0
RBC	Receive	RBCAEC0T Index	838,405	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	56,996	0	574	574	0
	Receive	RBCAECR1 Index	303,641	0.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	27,929	0	290	290	0
	Receive	RBCAECT0 Index	4,309,621	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	288,488	0	2,905	2,905	0
SOG	Receive	BCOMTR Index	458,946	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	91,665	0	974	974	0
UAG	Receive	BCOMTR Index	300,310	0.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	59,981	0	637	637	0
	Receive	BCOMTR Index	13,614	0.000%	Maturity	03/02/2022	1,163	33	91	124	0

								$(122)	$54,354	$55,045	$(813)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.060%	Maturity	07/12/2021	$150,000	$0	$(788)	$0	$(788)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.070%	Maturity	08/03/2021	16,500	0	231	231	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.070%	Maturity	07/15/2021	48,100	0	571	571	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.060%	Maturity	07/12/2021	12,900	0	(4)	0	(4)

								$0	$10	$802	$(792)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2021 (Unaudited)

VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(4)	4.347%	Maturity	03/04/2022	$8,367	$0	$149	$149	$0
	Pay	GOLDLNPM Index(4)	6.970	Maturity	08/02/2024	601	0	15	15	0
UAG	Pay	GOLDLNPM Index(4)	5.153	Maturity	12/05/2022	1,674	0	29	29	0

							$0	$193	$193	$0

Total Swap Agreements							$(919)	$56,472	$57,709	$(2,156)

(m)

Securities with an aggregate market value of $22,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)				Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$258,778	$0		$258,778
Industrials				0		7,076	0		7,076
Specialty Finance				0		3,003	0		3,003
Utilities				0		1,019	0		1,019
U.S. Government Agencies				0		292,155	0		292,155
U.S. Treasury Obligations				0		4,509,443	0		4,509,443
Non-Agency Mortgage-Backed Securities				0		113,671	3		113,674
Asset-Backed Securities				0		405,851	0		405,851
Sovereign Issues				0		757,636	0		757,636
Preferred Securities
Banking & Finance				0		5,611	0		5,611
Short-Term Instruments
Repurchase Agreements				0		181,600	0		181,600
Argentina Treasury Bills				0		919	0		919
U.S. Treasury Bills				0		74,642	0		74,642
U.S. Treasury Cash Management Bills				0		31,563	0		31,563

				$0		$6,642,967	$3		$6,642,970
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$25,290		$0	$0		$25,290

Total Investments				$25,290		$6,642,967	$3		$6,668,260

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(2,107)	$0		$(2,107)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				7,575		1,947	0		9,522
Over the counter				0		90,764	0		90,764

				$7,575		$92,711	$0		$100,286
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(9,910)		(3,013)	0		(12,923)
Over the counter				0		(12,611)	(963)		(13,574)

				$(9,910)		$(15,624)	$(963)		$(26,497)

Total Financial Derivative Instruments				$(2,335)		$77,087	$(963)		$73,789

Totals				$22,955		$6,717,947	$(960)		$6,739,942

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 19.5%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$1,400	$1,461
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/05/2028 ~	2,200	2,192
Advantage Sales & Marketing, Inc. 6.000% - 6.250% (LIBOR03M + 5.250%) due 10/28/2027 ~	998	1,009
Allied Universal Holding Co. 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~	100	100
Altice France S.A. 3.871% (LIBOR03M + 3.688%) due 01/31/2026 ~	2,027	2,014
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~	398	398
AT Home Group, Inc. TBD% due 07/30/2028	100	100
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~	597	598
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 ~«(i)	1,102	1,113
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~	299	299
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	798	792
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~	596	598
Calpine Corp. 2.610% (LIBOR03M + 2.500%) due 12/16/2027 ~	1,378	1,371
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~	3,424	3,415
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	1,634	1,674
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~	893	897
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~	599	593
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~	4,287	4,259
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,696	1,658
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~	3,944	3,932
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	2,860	2,863
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~	6,137	6,145
Coty, Inc. 2.331% (LIBOR03M + 2.250%) due 04/07/2025 ~	245	236
Crown Finance US, Inc. 7.000% (LIBOR03M + 7.000%) due 05/23/2024 ~	19	24
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~	500	495
DT Midstream, Inc. TBD% due 05/25/2028	200	201
Dun & Bradstreet Corp. 3.360% (LIBOR03M + 3.250%) due 02/06/2026 ~	1,191	1,186
EW Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~	94	94
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~	211	210
Hertz Corp. TBD% due 06/14/2028	144	144
Hilton Grand Vacation LLC TBD% due 05/19/2028	500	501
INEOS Styrolution US Holding LLC 3.250% due 01/29/2026	900	899
Ingram Micro, Inc. TBD% due 03/31/2028	900	903
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~	600	599
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~	831	842
8.000% (PRIME + 4.750%) due 11/27/2023 ~	3,800	3,860
IRB Holding Corp.
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	1,191	1,189
4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	599	599

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		1,596	1,600
Jazz Financing LUX S.a.r.l. 4.000% (LIBOR03M + 3.500%) due 04/21/2028 ~		300	302
Jefferies Finance LLC 3.125% (LIBOR03M + 3.000%) due 06/03/2026 ~		98	98
LBM Acquisition LLC
TBD% due 12/17/2027		250	248
TBD% due 12/17/2027 µ		250	248
MajorDrive Holdings LLC 4.500% (LIBOR03M + 4.000%) due 05/12/2028 ~		400	401
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,042	1,040
Nielsen Consumer, Inc. 4.080% (LIBOR03M + 4.000%) due 03/06/2028 ~		249	250
Nouryon Finance BV
2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~		277	276
2.843% - 5.000% (EUR003M + 3.000%) due 10/01/2025 ~	EUR	189	223
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		$2,600	2,605
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~		2,426	2,427
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		3,466	3,449
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		2,034	2,043
Petco Health & Wellness Co. 4.000% due 03/03/2028		299	299
Phoenix Guarantor, Inc. 3.573% (LIBOR03M + 3.500%) due 03/05/2026 ~		100	99
Rackspace Hosting, Inc. 3.500% due 02/15/2028		1,197	1,192
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		2,550	2,548
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,200	1,269
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		3,400	3,394
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		498	502
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		400	400
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		1,092	1,077
Truck Hero, Inc. TBD% - 4.750% (LIBOR03M + 3.750%) due 01/31/2028 ~		100	100
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,600	1,623
USI, Inc.
3.147% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,534	2,514
3.397% (LIBOR03M + 3.250%) due 12/02/2026 ~		494	490
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		2,189	2,195
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,052	2,032
Zebra Buyer LLC TBD% due 04/21/2028		200	201

Total Loan Participations and Assignments (Cost $83,493)			84,608

CORPORATE BONDS & NOTES 48.6%
BANKING & FINANCE 14.9%
Aircastle Ltd. 2.850% due 01/26/2028		200	201
American Assets Trust LP 3.375% due 02/01/2031		400	413
Aviation Capital Group LLC 3.500% due 11/01/2027		1,200	1,262
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	1,500	1,810
Banco BTG Pactual S.A. 2.750% due 01/11/2026		$300	293
BGC Partners, Inc. 4.375% due 12/15/2025		100	108
Brandywine Operating Partnership LP 4.550% due 10/01/2029		300	337
Burford Capital Global Finance LLC 6.250% due 04/15/2028		500	526
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		1,300	1,379
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		600	689
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		1,600	1,634

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.550% due 10/07/2022		1,100	1,131
3.625% due 06/17/2031		800	817
5.125% due 06/16/2025		900	992
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,300	1,355
6.500% due 10/01/2025		300	312
Freedom Mortgage Corp.
7.625% due 05/01/2026		400	417
8.125% due 11/15/2024		778	807
Global Atlantic Fin Co.
3.125% due 06/15/2031		1,800	1,815
4.400% due 10/15/2029		200	221
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,786
GLP Capital LP 4.000% due 01/15/2030		$3,500	3,761
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	2,022
Host Hotels & Resorts LP
3.375% due 12/15/2029		300	315
3.500% due 09/15/2030		1,300	1,366
Howard Hughes Corp. 4.125% due 02/01/2029		500	502
HSBC Holdings PLC
4.600% due 12/17/2030 •(g)(h)		900	936
4.950% due 03/31/2030		200	242
Intrum AB 3.500% due 07/15/2026	EUR	1,300	1,575
Jefferies Finance LLC 6.250% due 06/03/2026		$1,000	1,050
Kaisa Group Holdings Ltd.
9.750% due 09/28/2023		1,300	1,285
11.500% due 01/30/2023		800	812
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	900	1,082
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$2,300	2,342
Midcap Financial Issuer Trust
5.625% due 01/15/2030		200	201
6.500% due 05/01/2028		1,200	1,257
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	142
4.625% due 08/01/2029		$800	859
National Health Investors, Inc. 3.000% due 02/01/2031		100	97
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		1,800	1,795
Natwest Group PLC
4.892% due 05/18/2029 •		500	586
5.076% due 01/27/2030 •		1,000	1,187
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	932
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		1,500	1,447
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		3,000	3,830
PRA Group, Inc. 7.375% due 09/01/2025		2,900	3,132
RLJ Lodging Trust LP 3.750% due 07/01/2026		750	758
SBA Communications Corp. 3.125% due 02/01/2029		1,000	966
Seazen Group Ltd. 6.000% due 08/12/2024		1,500	1,564
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		600	615
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)		700	700
SLM Corp. 4.200% due 10/29/2025		1,000	1,078
Starwood Property Trust, Inc. 3.625% due 07/15/2026 (a)		500	504
UniCredit SpA 7.500% due 06/03/2026 •(g)(h)	EUR	1,000	1,409
UPC Broadband Finco BV 4.875% due 07/15/2031		$1,300	1,305
Weyerhaeuser Co. 7.375% due 03/15/2032		2,100	3,033
Yango Justice International Ltd.
7.500% due 04/15/2024		1,000	966

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

9.250% due 04/15/2023		600	594

			64,552

INDUSTRIALS 30.7%
AdaptHealth LLC 4.625% due 08/01/2029		100	102
Adevinta ASA 2.625% due 11/15/2025	EUR	400	487
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$1,700	1,795
Air Canada Pass-Through Trust 4.125% due 11/15/2026		64	66
Altice France S.A. 2.125% due 02/15/2025	EUR	600	695
Ambience Merger Sub, Inc. 7.125% due 07/15/2029 (a)		$100	101
American Airlines, Inc. 5.750% due 04/20/2029		200	217
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,100	1,096
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		200	207
Atlantia SpA 1.875% due 07/13/2027	EUR	900	1,108
Bausch Health Cos., Inc. 4.875% due 06/01/2028		$500	512
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		2,300	2,361
Beacon Roofing Supply, Inc. 4.125% due 05/15/2029		150	150
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,500	2,081
Boeing Co.
5.150% due 05/01/2030		$1,000	1,185
5.705% due 05/01/2040		1,100	1,419
5.805% due 05/01/2050		500	674
5.930% due 05/01/2060		500	692
Bombardier, Inc.
6.000% due 10/15/2022		300	301
7.125% due 06/15/2026		1,000	1,048
7.500% due 12/01/2024		600	628
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		450	460
Boyd Gaming Corp. 4.750% due 06/15/2031		700	727
Boyne USA, Inc. 4.750% due 05/15/2029		900	931
British Airways Pass-Through Trust 4.250% due 05/15/2034		89	96
Broadcom, Inc.
4.150% due 11/15/2030		300	337
4.300% due 11/15/2032		400	456
Caesars Entertainment, Inc.
6.250% due 07/01/2025		1,400	1,486
8.125% due 07/01/2027		1,200	1,336
Caesars Resort Collection LLC 5.750% due 07/01/2025		200	211
CCO Holdings LLC
4.500% due 08/15/2030		100	104
4.500% due 05/01/2032		1,500	1,560
4.500% due 06/01/2033		1,000	1,025
CF Industries, Inc. 5.375% due 03/15/2044		300	372
Charter Communications Operating LLC 3.700% due 04/01/2051		400	397
Chobani LLC 4.625% due 11/15/2028		700	727
Community Health Systems, Inc.
4.750% due 02/15/2031		100	101
5.625% due 03/15/2027		100	107
6.625% due 02/15/2025		3,700	3,917
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		2,041	521
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,400	1,433
Coty, Inc.
3.875% due 04/15/2026	EUR	1,700	2,028
5.000% due 04/15/2026		$1,700	1,729
CPUK Finance Ltd. 4.875% due 02/28/2047	GBP	1,100	1,545
CSN Resources S.A. 4.625% due 06/10/2031		$900	921
DAE Funding LLC 1.550% due 08/01/2024		1,800	1,800

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

DaVita, Inc. 4.625% due 06/01/2030		1,700	1,750
Delta Air Lines, Inc. 4.500% due 10/20/2025		200	215
Diamond Sports Group LLC
5.375% due 08/15/2026		1,500	973
6.625% due 08/15/2027		1,200	591
DT Midstream, Inc.
4.125% due 06/15/2029		600	610
4.375% due 06/15/2031		600	614
Energizer Gamma Acquisition BV 3.500% due 06/30/2029	EUR	100	118
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025 (k)		800	1,015
Expedia Group, Inc.
3.250% due 02/15/2030		$1,300	1,359
3.800% due 02/15/2028		1,700	1,850
Fairstone Financial, Inc. 7.875% due 07/15/2024		200	209
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	600	761
Global Medical Response, Inc. 6.500% due 10/01/2025		$1,785	1,840
Heathrow Funding Ltd. 1.875% due 07/12/2032	EUR	800	1,007
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$1,000	989
4.875% due 01/15/2030		200	214
Hyatt Hotels Corp. 4.375% due 09/15/2028		400	441
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	500	603
Indigo Natural Resources LLC 5.375% due 02/01/2029		$2,300	2,406
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	600	719
Innophos Holdings, Inc. 9.375% due 02/15/2028		$400	434
Intelsat Jackson Holdings S.A. 5.500% due 08/01/2023 ^(c)		100	57
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		1,400	1,407
5.875% due 11/15/2024	EUR	600	784
John Lewis PLC 4.250% due 12/18/2034	GBP	700	1,017
Las Vegas Sands Corp. 3.900% due 08/08/2029		$400	426
LBM Acquisition LLC 6.250% due 01/15/2029		500	504
Level 3 Financing, Inc. 3.750% due 07/15/2029		600	584
Live Nation Entertainment, Inc. 6.500% due 05/15/2027		3,600	4,006
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	980
Marks & Spencer PLC 6.000% due 06/12/2025	GBP	800	1,247
Marriott International, Inc. 4.625% due 06/15/2030		$2,150	2,478
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		1,350	1,370
MGM China Holdings Ltd. 5.250% due 06/18/2025		1,700	1,772
NCL Corp. Ltd. 10.250% due 02/01/2026		1,150	1,340
Northriver Midstream Finance LP 5.625% due 02/15/2026		600	624
Park River Holdings, Inc. 5.625% due 02/01/2029		2,300	2,241
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		500	511
PetSmart, Inc. 4.750% due 02/15/2028		250	260
Precision Drilling Corp. 6.875% due 01/15/2029		200	206
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		700	759
Prosus NV 3.832% due 02/08/2051		700	654
Radiate Holdco LLC 4.500% due 09/15/2026		3,100	3,216
Rattler Midstream LP 5.625% due 07/15/2025		400	421
Resolute Forest Products, Inc. 4.875% due 03/01/2026		2,500	2,592

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Rolls-Royce PLC
3.625% due 10/14/2025		300	304
4.625% due 02/16/2026	EUR	100	130
5.750% due 10/15/2027	GBP	1,100	1,670
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$400	456
11.500% due 06/01/2025		500	577
Sands China Ltd.
3.800% due 01/08/2026		200	214
4.375% due 06/18/2030		900	976
5.125% due 08/08/2025		400	448
5.400% due 08/08/2028		3,700	4,300
Sappi Papier Holding GmbH
3.125% due 04/15/2026 (k)	EUR	800	955
3.125% due 04/15/2026		478	570
Scripps Escrow, Inc. 3.875% due 01/15/2029		$200	199
Seagate HDD Cayman 5.750% due 12/01/2034		300	346
SpA Holdings 3 Oy 4.875% due 02/04/2028		1,000	1,011
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		100	101
4.600% due 06/15/2028		1,300	1,277
7.500% due 04/15/2025		2,500	2,676
Studio City Finance Ltd.
5.000% due 01/15/2029		1,600	1,618
6.000% due 07/15/2025		900	947
Summer BC Bidco B LLC 5.500% due 10/31/2026 (a)		500	509
Syngenta Finance NV 5.182% due 04/24/2028		1,800	2,059
Tencent Holdings Ltd.
2.390% due 06/03/2030		250	249
3.240% due 06/03/2050		200	196
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		150	150
Time Warner Entertainment Co. LP 8.375% due 07/15/2033		200	303
TransDigm, Inc.
4.625% due 01/15/2029		400	401
8.000% due 12/15/2025		900	975
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,074	1,047
Travel + Leisure Co.
4.625% due 03/01/2030		400	414
6.625% due 07/31/2026		400	454
Triumph Group, Inc. 8.875% due 06/01/2024		2,665	2,968
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	651
United Airlines Pass-Through Trust 5.875% due 04/15/2029		761	846
ViaSat, Inc. 6.500% due 07/15/2028		400	427
Viking Cruises Ltd. 13.000% due 05/15/2025		1,700	2,003
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		200	203
Vine Energy Holdings LLC 6.750% due 04/15/2029		1,000	1,054
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		900	84
Virgin Media Secured Finance PLC 4.125% due 08/15/2030	GBP	1,700	2,336
Vmed O2 UK Financing PLC
4.000% due 01/31/2029		400	548
4.250% due 01/31/2031		$700	689
White Cap Buyer LLC 6.875% due 10/15/2028		200	214
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		2,000	2,076
WW International, Inc. 4.500% due 04/15/2029		1,000	1,009
Wynn Macau Ltd.
4.875% due 10/01/2024		200	203
5.125% due 12/15/2029		900	929
5.500% due 01/15/2026		300	315
5.500% due 10/01/2027		500	522
5.625% due 08/26/2028		1,200	1,255

			133,290

UTILITIES 3.0%
AT&T, Inc. 3.650% due 06/01/2051		300	312

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030	200	207
Enable Midstream Partners LP 5.000% due 05/15/2044	1,100	1,201
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	1,474
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,900	3,265
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	284	282
Pacific Gas & Electric Co.
2.500% due 02/01/2031	400	375
3.150% due 01/01/2026	1,100	1,135
3.500% due 06/15/2025	100	105
4.550% due 07/01/2030	500	535
Petrobras Global Finance BV
5.093% due 01/15/2030	1,097	1,199
5.600% due 01/03/2031	450	505
ReNew Power Synthetic 6.670% due 03/12/2024	1,400	1,473
Rio Oil Finance Trust 8.200% due 04/06/2028	772	894
Sprint Corp.
7.125% due 06/15/2024	100	116
7.875% due 09/15/2023	200	227

		13,305

Total Corporate Bonds & Notes (Cost $205,801)		211,147

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 5.992% due 11/25/2055 ~«	375	228
Ginnie Mae, TBA
2.000% due 08/01/2051	500	509
2.500% due 08/01/2051	1,000	1,033

Total U.S. Government Agencies (Cost $1,789)		1,770

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
1.875% due 02/15/2041 (m)	6,600	6,463
U.S. Treasury Notes
1.125% due 02/15/2031	900	874

Total U.S. Treasury Obligations (Cost $7,057)		7,337

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust 1.921% due 11/25/2045 ^•	44	27
Banc of America Funding Trust
3.030% due 09/20/2047 ^~	406	361
7.000% due 10/25/2037 ^	171	141
Banc of America Mortgage Trust 3.251% due 10/25/2035 ~	735	723
BCAP LLC Trust
0.532% due 05/25/2047 ^•	169	176
0.592% due 05/26/2035 •	2	2
6.000% due 07/26/2037 ~	343	345
Bear Stearns ALT-A Trust 2.936% due 04/25/2037 ~	381	326
Chase Mortgage Finance Trust 3.056% due 09/25/2036 ^~	88	82
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	47	49
Countrywide Alternative Loan Trust
0.282% due 07/25/2046 ^•	139	131
0.283% due 09/20/2046 •	170	155
0.392% due 06/25/2035 ^•	369	277
0.472% due 09/25/2046 ^•	373	362
0.492% due 04/25/2035 ^•	353	295
0.712% due 11/25/2035 •	133	131
1.392% due 10/25/2035 ^•	187	146
5.750% due 07/25/2035 ^	110	92
6.000% due 08/25/2036 ^•	265	215
6.000% due 05/25/2037 ^	705	472
Countrywide Home Loan Mortgage Pass-Through Trust
2.951% due 09/25/2037 ^~	271	266
5.750% due 07/25/2037 ^	110	83
6.000% due 10/25/2034	6	6
Credit Suisse Mortgage Capital Certificates 2.495% due 12/29/2037 ~	5,407	4,190
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	709	549
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.192% due 08/25/2037 ^•	352	295

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

0.242% due 02/25/2047 •	2,162	1,511
First Horizon Alternative Mortgage Securities Trust
2.749% due 08/25/2035 ^~	109	102
6.000% due 05/25/2036 ^	7	5
Impac Secured Assets Trust 0.242% due 11/25/2036 •	398	379
IndyMac Mortgage Loan Trust
0.342% due 02/25/2037 •	311	248
2.836% due 11/25/2035 ^~	340	332
3.118% due 05/25/2037 ^~	144	135
6.250% due 11/25/2037 ^	277	181
MASTR Adjustable Rate Mortgages Trust 4.532% due 11/25/2034 ~	107	109
Merrill Lynch Alternative Note Asset Trust 0.202% due 03/25/2037 •	2,076	797
Morgan Stanley Mortgage Loan Trust 2.888% due 11/25/2037 ~	338	292
Residential Accredit Loans, Inc. Trust
0.442% due 08/25/2035 ^•	567	475
3.021% due 07/25/2035 ~	28	28
3.307% due 12/26/2034 ^~	291	169
4.301% due 09/25/2035 ^~	9	8
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	19	18
WaMu Mortgage Pass-Through Certificates Trust
1.593% due 07/25/2047 ^•	81	77
2.730% due 12/25/2036 ^~	127	125

Total Non-Agency Mortgage-Backed Securities (Cost $14,071)		14,888

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp. Home Equity Loan Trust 0.917% due 12/25/2045 ^•	764	677
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.552% due 01/25/2036 •	500	485
Asset-Backed Funding Certificates Trust
1.092% due 06/25/2037 •	350	328
1.142% due 03/25/2034 ^•	632	624
Bear Stearns Asset-Backed Securities Trust
0.432% due 05/25/2036 ^•	273	272
0.442% due 12/25/2035 ^•	314	188
1.892% due 07/25/2034 •	230	236
Citigroup Mortgage Loan Trust 0.252% due 12/25/2036 •	1,136	767
GSAMP Trust
0.212% due 12/25/2036 •	481	298
0.322% due 12/25/2046 •	424	283
HSI Asset Securitization Corp. Trust 0.872% due 11/25/2035 •	1,077	1,071
Lehman XS Trust 0.402% due 03/25/2037 •	1,130	983
MASTR Asset-Backed Securities Trust
0.312% due 08/25/2036 •	570	298
0.392% due 08/25/2036 •	1,291	682
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •	3,903	2,047
0.232% due 10/25/2036 •	743	444
0.242% due 10/25/2036 •	1,874	1,231
0.242% due 12/25/2036 •	108	72
0.322% due 09/25/2036 •	802	467
0.392% due 06/25/2036 •	188	171
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	1,197	612
New Century Home Equity Loan Trust 3.092% due 01/25/2033 ^•	81	75
People's Financial Realty Mortgage Securities Trust 0.232% due 09/25/2036 •	3,799	1,414
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ	2,099	841
Residential Asset Mortgage Products Trust 0.552% due 12/25/2035 •	1,259	1,139
Residential Asset Securities Corp. Trust 0.972% due 08/25/2034 •	249	245
Securitized Asset-Backed Receivables LLC Trust
0.592% due 03/25/2036 •	1,409	1,095
0.592% due 05/25/2036 •	906	631
SG Mortgage Securities Trust 0.452% due 02/25/2036 •	1,136	726
Structured Asset Investment Loan Trust
1.217% due 01/25/2035 •	1,024	971
1.472% due 04/25/2033 •	35	36
1.667% due 01/25/2035 •	1,102	929

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.817% due 01/25/2035 ^•		791	215

Total Asset-Backed Securities (Cost $18,541)			20,553

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		233	79
0.125% due 07/09/2035 þ		153	46
0.125% due 07/09/2041 þ		1,800	644
1.000% due 07/09/2029		29	11
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	180	1
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	641
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,290	8
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,200	342
6.350% due 08/12/2028		9,600	2,792
6.950% due 08/12/2031		3,300	963
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$200	210
Russia Government International Bond
7.650% due 04/10/2030	RUB	54,400	775
8.500% due 09/17/2031		39,100	590
Ukraine Government International Bond 7.750% due 09/01/2021		$300	303

Total Sovereign Issues (Cost $8,598)			7,405

		SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
Stearns Holdings LLC 'B' «(d)(i)		304,919	439

Total Common Stocks (Cost $536)			439

WARRANTS 0.1%
FINANCIALS 0.1%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	177

INDUSTRIALS 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(i)		5,979	5

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	10

Total Warrants (Cost $284)			192

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (j) 0.4%			1,597

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(0.624)% due 07/30/2021 - 09/13/2021 (e)(f)	ARS	19,709	116

Total Short-Term Instruments (Cost $1,732)			1,713

Total Investments in Securities (Cost $341,902)			350,052

		SHARES
INVESTMENTS IN AFFILIATES 18.5%
SHORT-TERM INSTRUMENTS 18.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.5%
PIMCO Short-Term Floating NAV Portfolio III		8,120,565	80,077

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $79,962)	80,077

Total Investments in Affiliates (Cost $79,962)	80,077

Total Investments 99.1% (Cost $421,864)	$430,129
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $931)	786
Other Assets and Liabilities, net 0.7%	3,218

Net Assets 100.0%	$434,133

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,102	$1,113	0.26%
Cineworld Group PLC	0.000	11/23/2025	11/23/2025 - 12/21/2020	0	5	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,830	0.88
Stearns Holdings LLC 'B'	0.000	03/15/2021	536	439	0.10

$4,638	$5,387	1.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SBI	(0.100)%	03/19/2020	03/17/2022	$1,597	Deere & Co. 3.900% due 06/09/2042	$(1,592)	$1,597	$1,595

Total Repurchase Agreements	$(1,592)	$1,597	$1,595

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(1.500)%	06/10/2021	TBD(3)	EUR	(436)	$(517)
JML	(2.000)	04/28/2021	TBD(3)	(806)	(952)

Total Reverse Repurchase Agreements	$(1,469)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,607)

Total Short Sales (0.4)%	$(1,433)	$(1,607)

(k)	Securities with an aggregate market value of $1,462 have been pledged as collateral under the terms of master agreements as of June 30, 2021.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,809) at a weighted average interest rate of (1.593%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $3 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2021	6	$965	$31	$4	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	1	$(205)	$(1)	$0	$(1)
U.S. Treasury 2-Year Note September Futures	09/2021	185	(40,759)	65	0	(4)
U.S. Treasury 10-Year Note September Futures	09/2021	182	(24,115)	(119)	0	(43)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	65	(9,568)	(168)	0	(31)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	16	(3,083)	(151)	0	(18)

$(374)	$0	$(97)

Total Futures Contracts	$(343)	$4	$(97)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.346%	EUR	3,300	$(69)	$4	$(65)	$1	$0
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.209	$4,400	(118)	13	(105)	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.335	300	0	(7)	(7)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.200	4,200	(153)	34	(119)	0	0
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	0.584	1,000	28	(39)	(11)	0	(1)
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	0.615	1,050	81	(91)	(10)	0	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.164	1,900	(46)	6	(40)	1	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.261	4,400	(129)	31	(98)	0	0

$(406)	$(49)	$(455)	$2	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.443%	$8,800	$143	$29	$172	$0	$(2)
Bombardier, Inc.	5.000	Quarterly	12/20/2021	1.688	1,100	27	(8)	19	0	(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.936	400	(12)	26	14	0	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.551	400	23	(2)	21	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.331	200	3	2	5	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	450	(81)	60	(21)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198	600	(54)	17	(37)	0	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	1.218		$3,100	(28)	(3)	(31)	2	0

							$21	$121	$142	$2	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-33 5-Year Index	(1.000)%	Quarterly		12/20/2024		$2,900	$27	$(87)	$(60)	$0	$0
CDX.IG-36 10-Year Index	(1.000)	Quarterly		06/20/2031		6,100	(48)	(16)	(64)	0	0

							$(21)	$(103)	$(124)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly		06/20/2026		$10,470	$989	$98	$1,087	$6	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	8,600	$17	$(14)	$3	$12	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		1,500	1	(6)	(5)	0	(3)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		2,200	118	(57)	61	0	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	78,900	(11)	(17)	(28)	0	(20)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	2,000	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,300	(5)	19	14	2	0
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031		3,700	0	47	47	8	0
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051		$700	(5)	(22)	(27)	0	(5)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		300	(2)	(9)	(11)	0	(2)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051		200	(1)	(7)	(8)	0	(1)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		300	(2)	(11)	(13)	0	(2)
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	51,600	7	(112)	(105)	0	(11)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		20,300	0	(53)	(53)	0	(4)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,500	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		18,600	0	(48)	(48)	0	(4)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		6,600	0	(5)	(5)	0	(2)
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		5,600	0	(4)	(4)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	5,300	74	4	78	0	(10)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	292,500	(7)	(43)	(50)	0	0
Pay	28-Day MXN-TIIE	5.140	Lunar	03/26/2023	MXN	19,800	0	(13)	(13)	3	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/15/2023		42,100	0	(27)	(27)	2	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/11/2026		77,200	3	(185)	(182)	8	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/11/2026		24,540	(2)	(31)	(33)	2	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/17/2026		12,660	0	(12)	(12)	1	0

							$185	$(606)	$(421)	$38	$(65)

Total Swap Agreements							$768	$(539)	$229	$48	$(71)

(m)	Securities with an aggregate market value of $2,448 and cash of $8,584 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	BRL	7,001	$1,400	$0	$(8)
07/2021	$1,319	BRL	7,001	89	0
09/2021	193	PLN	733	0	(1)
BPS	07/2021	EUR	1,822	$2,207	47	0
07/2021	$3,338	JPY	365,121	0	(52)
08/2021	3,291	365,121	0	(3)
11/2021	124	MXN	2,496	0	(1)
BRC	07/2021	MXN	2,171	$108	0	(1)
07/2021	$1,124	GBP	805	0	(11)
08/2021	668	MXN	13,843	24	0
09/2021	126	PLN	481	0	0
CBK	07/2021	AUD	719	$556	17	0
07/2021	BRL	2,501	500	0	(3)
07/2021	MXN	5,858	286	0	(8)
07/2021	RUB	9,806	127	0	(7)
07/2021	$496	BRL	2,501	7	0
09/2021	PEN	14,699	$3,978	148	0
09/2021	$284	MXN	5,858	8	0
09/2021	346	ZAR	4,769	0	(15)
10/2021	3	PEN	10	0	0
GLM	07/2021	BRL	9,502	$1,893	0	(17)
07/2021	GBP	8,611	12,174	262	0
07/2021	RUB	19,657	255	0	(13)
07/2021	$1,900	BRL	9,502	11	0
08/2021	1,887	9,502	17	0
08/2021	792	COP	2,950,726	0	(7)
09/2021	180	HKD	1,394	0	0
09/2021	203	PLN	771	0	(1)
09/2021	134	ZAR	1,851	0	(6)
HUS	07/2021	EUR	378	$460	12	0
07/2021	$10,804	GBP	7,806	0	(6)
07/2021	289	MXN	5,858	5	0
08/2021	GBP	7,806	$10,805	6	0
09/2021	$391	IDR	5,628,693	0	(8)
09/2021	229	PLN	879	1	0
12/2021	PEN	3,241	$876	32	0
MYI	07/2021	RUB	9,650	126	0	(5)
SCX	07/2021	EUR	10,566	12,926	397	0
08/2021	12,248	14,534	2	0
12/2021	$818	INR	61,409	0	(8)
SOG	07/2021	RUB	11,201	$144	0	(8)
UAG	07/2021	31,732	414	0	(19)
07/2021	$631	EUR	518	0	(16)
07/2021	915	RUB	67,297	9	(7)

Total Forward Foreign Currency Contracts	$1,094	$(231)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	790	$90	$165
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	57	108

$147	$273

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$100.156	08/05/2021	100	$1	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	100	1	1

$2	$1

Total Purchased Options	$149	$274

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	100	$0	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	200	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,000	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,000	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	1,600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	2,100	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,400	(3)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	700	(1)	(1)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,200	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	700	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,500	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	1,200	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	700	(1)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	200	0	0

$(35)	$(12)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	2,390	$(89)	$(162)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.762	07/14/2021	600	(4)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.062	07/14/2021	600	(4)	0
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.840	07/06/2021	800	(6)	(17)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	07/23/2021	800	(5)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.983	07/23/2021	800	(5)	(3)
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.140	07/06/2021	800	(6)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	300	(2)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	300	(2)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	600	(6)	(8)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	600	(6)	(3)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	1,560	(56)	(106)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	900	(4)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	900	(4)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.888	07/02/2021	400	(3)	(10)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.188	07/02/2021	400	(3)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	600	(8)	(13)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	600	(8)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	700	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	700	(3)	0

$(227)	$(348)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	$102.234	08/12/2021	500	$(2)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	200	(1)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	100	0	0

$(10)	$(3)

Total Written Options	$(272)	$(363)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.433%	$5,700	$64	$(146)	$0	$(82)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Baidu, Inc.	1.000%	Quarterly	12/20/2024	0.566%	$200	$0	$3	$3	$0
Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	13.944	200	(4)	(53)	0	(57)
Italy Government International Bond	1.000	Quarterly	12/20/2024	0.329	600	2	12	14	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.329	1,500	3	32	35	0
GST	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	200	3	1	4	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.566	200	0	3	3	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.637	200	0	3	3	0

$4	$1	$62	$(57)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$12	$0	$12	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	4	25	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(7)	7	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	(3)	44	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(5)	107	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(1)	11	0

$218	$(12)	$206	$0

Total Swap Agreements	$286	$(157)	$268	$(139)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$82,401	$2,207	$84,608
Corporate Bonds & Notes
Banking & Finance	0	60,722	3,830	64,552
Industrials	0	133,290	0	133,290
Utilities	0	13,305	0	13,305
U.S. Government Agencies	0	1,542	228	1,770
U.S. Treasury Obligations	0	7,337	0	7,337
Non-Agency Mortgage-Backed Securities	0	14,888	0	14,888
Asset-Backed Securities	0	20,553	0	20,553
Sovereign Issues	0	7,405	0	7,405
Common Stocks
Financials	0	0	439	439
Warrants
Financials	0	0	177	177
Industrials	0	0	5	5
Utilities	10	0	0	10
Short-Term Instruments
Repurchase Agreements	0	1,597	0	1,597
Argentina Treasury Bills	0	116	0	116

$10	$343,156	$6,886	$350,052
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,077	$0	$0	$80,077

Total Investments	$80,087	$343,156	$6,886	$430,129

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,607)	$0	$(1,607)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	52	0	52
Over the counter	0	1,636	0	1,636

$0	$1,688	$0	$1,688
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(167)	0	(168)
Over the counter	0	(733)	0	(733)

$(1)	$(900)	$0	$(901)

Total Financial Derivative Instruments	$(1)	$788	$0	$787

Totals	$80,086	$342,337	$6,886	$429,309

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,152	$1,087	$(35)	$0	$0	$3	$0	$0	$2,207	$3
Corporate Bonds & Notes
Banking & Finance	3,645	0	0	0	0	185	0	0	3,830	185
U.S. Government Agencies	231	0	(2)	0	1	(2)	0	0	228	(2)
Common Stocks
Financials	1,354	0	(903)	0	0	(12)	0	0	439	(915)
Warrants
Financials	0	192	0	0	0	(15)	0	0	177	(15)
Industrials	6	0	0	0	0	(1)	0	0	5	(1)

Totals	$6,388	$1,279	$(940)	$0	$1	$158	$0	$0	$6,886	$(745)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,113	Proxy Pricing			Base Price			101.063	—
		1,094	Third Party Vendor			Broker Quote			99.000 - 99.750	99.410
Corporate Bonds & Notes
Banking & Finance		3,830	Discounted Cash Flow			Discount Rate			4.530	—
U.S. Government Agencies		228	Proxy Pricing			Base Price			60.900	—
Common Stocks
Financials		439	Other Valuation Techniques(2)			-			-	—
Warrants
Financials		177	Other Valuation Techniques(2)			-			-	—
Industrials		5	Other Valuation Techniques(2)			-			-	—

Total		$6,886

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,950	$3,079
Academy Ltd. 4.500% due 11/05/2027		375	377
Adient US LLC 3.604% (LIBOR03M + 3.500%) due 04/08/2028 ~		1,500	1,504
Advantage Sales & Marketing, Inc. 6.000% - 6.250% (LIBOR03M + 5.250%) due 10/28/2027 ~		998	1,009
Allied Universal Holding Co. 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		1,350	1,356
Altice France S.A.
3.871% (LIBOR03M + 3.688%) due 01/31/2026 ~		3,010	2,991
4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,427	5,427
American Builders & Contractors Supply Co., Inc. 2.104% (LIBOR03M + 2.000%) due 01/15/2027 ~		1,081	1,074
APi Group DE, Inc. 2.604% (LIBOR03M + 2.500%) due 10/01/2026 ~		380	380
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		3,483	3,480
Asplundh Tree Expert LLC 1.854% (LIBOR03M + 1.750%) due 09/07/2027 ~		2,402	2,398
Asurion LLC 3.104% (LIBOR03M + 3.000%) due 11/03/2024 ~		223	221
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		99	98
B.C. Unlimited Liability Co. 1.854% (LIBOR03M + 1.750%) due 11/19/2026 ~		88	87
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		23	22
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		1,717	1,712
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 02/06/2027 ~	EUR	3,000	3,547
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		$4,146	4,115
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		3,057	3,071
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		993	1,017
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 «~		8,700	8,729
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,673	3,629
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		12,221	12,140
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		496	498
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		384	381
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR03M + 3.500%) due 08/21/2026 ~		985	963
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~		472	470
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		189	189
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		682	682
Cromwell EREIT Lux Finco S.a.r.l. TBD% due 11/21/2024 «	EUR	2,700	3,140
CSC Holdings LLC 2.573% (LIBOR03M + 2.500%) due 04/15/2027 ~		$195	194
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		2,575	2,549
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		63	63
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~		140	140
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,433	1,435
DT Midstream, Inc. TBD% due 05/25/2028		1,200	1,203
Dun & Bradstreet Corp. 3.360% (LIBOR03M + 3.250%) due 02/06/2026 ~		198	197
Endure Digital, Inc. 4.250% due 02/10/2028		3,300	3,291

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		3,162	2,715
Forest City Enterprises LP 3.604% (LIBOR03M + 3.500%) due 12/08/2025 ~		231	226
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		1,000	994
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		2,000	2,005
Gardner Denver, Inc. 2.854% (LIBOR03M + 2.750%) due 03/01/2027 ~		1,584	1,587
Gates Global LLC 3.500% (LIBOR03M + 2.750%) due 03/31/2027 ~		1,564	1,563
Global Medical Response, Inc. 5.250% (LIBOR03M + 4.250%) due 03/14/2025 ~		290	291
Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~		363	361
Graham Packaging Co., Inc. 3.750% (LIBOR03M + 3.000%) due 08/04/2027 ~		2,287	2,288
Hertz Corp. TBD% due 06/14/2028		1,574	1,574
Hilton Grand Vacation LLC TBD% due 05/19/2028		2,075	2,079
Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,620
Illuminate Buyer LLC 3.604% (LIBOR03M + 3.500%) due 06/30/2027 ~		657	654
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,837	5,711
Ingersoll Rand Co. Ltd. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~		$4,059	4,019
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		1,000	997
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~		869	879
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,971	4,034
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		2,743	2,745
Iridium Satellite LLC 3.750% (LIBOR03M + 2.750%) due 11/04/2026 ~		491	493
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		1,288	1,291
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		1,244	1,237
LBM Acquisition LLC
TBD% due 12/17/2027		1,100	1,092
TBD% due 12/17/2027 µ		550	546
LogMeIn, Inc. 4.827% (LIBOR03M + 4.750%) due 08/31/2027 ~		1,387	1,386
Madison LLC TBD% due 06/16/2028		800	801
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		135	134
Lealand Finance Company B.V. (1.093% Cash and 3.000% PIK) 4.093% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		33	15
MH Sub LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		3,879	3,867
Nexstar Broadcasting, Inc. 2.592% (LIBOR03M + 2.500%) due 09/18/2026 ~		302	302
Nielsen Consumer, Inc. 4.080% (LIBOR03M + 4.000%) due 03/06/2028 ~		1,197	1,201
Nielsen Finance LLC 2.081% (LIBOR03M + 2.000%) due 10/04/2023 ~		392	392
Nouryon Finance BV
2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~		1,073	1,066
3.000% (EUR003M + 3.000%) due 10/01/2025 ~	EUR	755	892
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		$2,400	2,405
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		308	307
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		1,995	2,005
Rackspace Hosting, Inc. 3.500% due 02/15/2028		998	994
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		260	259
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~		113	113
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,500	1,586
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		948	946
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		498	502
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		450	450

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Staples, Inc. 5.176% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,524	2,467
Summer (BC) Holdco B S.a.r.l. TBD% due 12/04/2026		2,000	2,005
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		745	748
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		6,304	6,218
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,900	1,927
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,151	1,150
Verifone Systems, Inc. 4.147% (LIBOR03M + 4.000%) due 08/20/2025 ~		488	480
Victoria's Secret & Co. TBD% due 06/30/2028		2,000	1,980
Virtusa Corp. 5.000% (LIBOR03M + 4.250%) due 02/11/2028 ~		698	702
Weber-Stephen Products LLC 4.000% (LIBOR03M + 3.250%) due 10/30/2027 ~		995	998
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		498	499
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		298	299
Zayo Group Holdings, Inc.
3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,138	2,117
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	790	933
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~		$405	395
Ziggo Financing Partnership 2.573% (LIBOR03M + 2.500%) due 04/30/2028 ~		3,410	3,381

Total Loan Participations and Assignments (Cost $163,312)			164,781

CORPORATE BONDS & NOTES 49.1%
BANKING & FINANCE 17.4%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	10,748
4.450% due 04/03/2026		550	604
4.875% due 01/16/2024		300	327
AIA Group Ltd. 3.200% due 09/16/2040		800	829
Aircastle Ltd. 2.850% due 01/26/2028		200	201
Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025		120	131
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,225	4,977
6.625% due 07/15/2026		$4,668	4,955
Ally Financial, Inc.
3.875% due 05/21/2024		1,400	1,509
4.125% due 02/13/2022		40	41
4.625% due 05/19/2022		100	104
5.750% due 11/20/2025		675	776
8.000% due 11/01/2031		12,556	17,868
Ambac LSNI LLC 6.000% due 02/12/2023 •		3,204	3,206
American Assets Trust LP 3.375% due 02/01/2031		1,500	1,547
American Campus Communities Operating Partnership LP 2.850% due 02/01/2030		500	515
American Homes 4 Rent LP
2.375% due 07/15/2031 (b)		100	99
3.375% due 07/15/2051 (b)		100	98
4.250% due 02/15/2028		1,010	1,136
4.900% due 02/15/2029		1,880	2,188
American International Group, Inc.
5.750% due 04/01/2048 •		950	1,090
6.250% due 05/01/2036		5,600	7,786
American Tower Corp.
2.100% due 06/15/2030		1,200	1,181
2.750% due 01/15/2027		1,860	1,970
2.900% due 01/15/2030		870	916
2.950% due 01/15/2025		1,225	1,304
3.375% due 10/15/2026		290	316
3.700% due 10/15/2049		2,000	2,181
3.800% due 08/15/2029		1,925	2,147
Aon Corp. 2.800% due 05/15/2030		670	704
Aroundtown S.A. 3.250% due 07/18/2027	GBP	2,200	3,316
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		$1,450	1,508

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Athene Holding Ltd. 4.125% due 01/12/2028		400	447
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,428
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,000	2,061
3.250% due 02/15/2027		300	310
4.250% due 04/15/2026		1,575	1,708
5.250% due 05/15/2024		4,700	5,173
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	400	495
5.375% due 01/18/2028 •(k)		2,400	2,349
10.500% due 07/23/2029		1,400	1,877
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)		200	257
Banco Bradesco S.A.
2.850% due 01/27/2023		$3,100	3,172
3.200% due 01/27/2025		3,000	3,090
Banco BTG Pactual S.A.
4.500% due 01/10/2025		6,000	6,292
5.500% due 01/31/2023		500	528
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,400	1,452
Banco de Sabadell S.A. 1.750% due 05/10/2024	EUR	100	123
Banco del Estado de Chile 2.704% due 01/09/2025		$1,400	1,460
Banco do Brasil S.A. 4.875% due 04/19/2023		5,500	5,823
Banco General S.A. 5.250% due 05/07/2031 •(h)(i)		2,000	2,096
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(h)(i)		2,600	3,150
Banco Santander Chile 2.700% due 01/10/2025		3,000	3,135
Banco Santander S.A.
2.746% due 05/28/2025		800	843
3.490% due 05/28/2030		400	432
Banco Votorantim S.A. 4.500% due 09/24/2024		600	634
Bank of America Corp.
2.676% due 06/19/2041 •		640	622
2.687% due 04/22/2032 •		3,000	3,088
2.884% due 10/22/2030 •		4,490	4,733
3.705% due 04/24/2028 •		8,900	9,847
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		2,000	2,200
Barclays Bank PLC 7.625% due 11/21/2022 (i)		4,822	5,261
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	141
3.250% due 02/12/2027		300	452
3.250% due 01/17/2033		800	1,233
3.650% due 03/16/2025		$200	217
4.337% due 01/10/2028		300	336
4.338% due 05/16/2024 •		200	213
4.375% due 01/12/2026		300	336
6.125% due 12/15/2025 •(h)(i)		2,800	3,106
6.375% due 12/15/2025 •(h)(i)	GBP	600	931
7.125% due 06/15/2025 •(h)(i)		3,700	5,860
7.250% due 03/15/2023 •(h)(i)		4,000	5,983
7.875% due 03/15/2022 •(h)(i)		$1,300	1,358
7.875% due 09/15/2022 •(h)(i)	GBP	1,600	2,378
8.000% due 06/15/2024 •(h)(i)		$2,400	2,731
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,753
5.375% due 07/24/2023		460	498
BNP Paribas S.A.
1.904% due 09/30/2028 •		750	745
2.219% due 06/09/2026 •		1,600	1,650
3.052% due 01/13/2031 •		4,600	4,856
4.400% due 08/14/2028		1,200	1,385
4.705% due 01/10/2025 •		500	546
7.000% due 08/16/2028 •(h)(i)		1,700	2,043
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,629
3.500% due 01/31/2023		200	207
4.000% due 01/25/2024		200	213
Brandywine Operating Partnership LP 3.950% due 11/15/2027		100	109
Brixmor Operating Partnership LP
1.226% (US0003M + 1.050%) due 02/01/2022 ~		925	929
4.125% due 05/15/2029		190	213
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	483
4.350% due 04/15/2030		3,400	3,929

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.700% due 09/20/2047		626	767
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,679
Burford Capital Global Finance LLC 6.250% due 04/15/2028		1,900	1,998
CIT Group, Inc.
4.750% due 02/16/2024		1,000	1,087
5.000% due 08/15/2022		9,612	10,057
5.000% due 08/01/2023		9,675	10,473
Citigroup, Inc.
2.572% due 06/03/2031 •(j)		4,400	4,528
3.106% due 04/08/2026 •		2,100	2,249
CNO Financial Group, Inc. 5.250% due 05/30/2025		819	929
Corporate Office Properties LP 2.250% due 03/15/2026		580	597
Credit Acceptance Corp. 5.125% due 12/31/2024		3,000	3,118
Credit Agricole S.A.
1.907% due 06/16/2026 •		3,550	3,621
7.500% due 06/23/2026 • (h)	GBP	200	330
Credit Suisse AG 6.500% due 08/08/2023 (i)		$12,200	13,506
Credit Suisse Group AG
1.359% (US0003M + 1.240%) due 06/12/2024 ~		900	914
2.593% due 09/11/2025 •		2,750	2,863
2.997% due 12/14/2023 •		500	516
3.091% due 05/14/2032 •		925	955
3.869% due 01/12/2029 •		4,250	4,684
4.194% due 04/01/2031 •		3,100	3,487
4.207% due 06/12/2024 •		1,000	1,065
6.250% due 12/18/2024 •(h)(i)		2,100	2,304
6.375% due 08/21/2026 •(h)(i)		650	725
7.125% due 07/29/2022 •(h)(i)		1,500	1,566
7.250% due 09/12/2025 •(h)(i)		500	566
7.500% due 07/17/2023 •(h)(i)		4,200	4,578
7.500% due 12/11/2023 •(h)(i)		3,400	3,779
Crown Castle International Corp.
2.250% due 01/15/2031		3,300	3,261
3.100% due 11/15/2029		1,020	1,085
3.200% due 09/01/2024		334	357
3.250% due 01/15/2051		1,930	1,925
3.650% due 09/01/2027		1,464	1,616
4.000% due 03/01/2027		199	223
4.000% due 11/15/2049		500	558
CTR Partnership LP 3.875% due 06/30/2028		1,000	1,023
CubeSmart LP 2.000% due 02/15/2031		1,525	1,484
CyrusOne LP
1.450% due 01/22/2027	EUR	500	605
2.150% due 11/01/2030		$1,000	952
3.450% due 11/15/2029		600	639
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,625	5,969
Deutsche Bank AG
2.129% due 11/24/2026 •(j)		150	152
2.222% due 09/18/2024 •		2,000	2,055
3.035% due 05/28/2032 •(j)		500	509
3.547% due 09/18/2031 •		1,800	1,918
3.729% due 01/14/2032 •(j)		3,000	3,056
3.961% due 11/26/2025 •		2,600	2,813
4.250% due 10/14/2021		28,800	29,113
5.882% due 07/08/2031 •(i)		3,400	3,981
Discover Bank
2.450% due 09/12/2024		1,200	1,256
4.650% due 09/13/2028		1,100	1,292
DNB Bank ASA 6.500% due 03/26/2022 •(h)(i)		200	208
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		10,425	11,204
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		49	49
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		3,900	3,920
E*TRADE Financial Corp. 3.800% due 08/24/2027		2,906	3,234
Enact Holdings, Inc. 6.500% due 08/15/2025		1,325	1,464
EPR Properties 3.750% due 08/15/2029		505	506
Equinix, Inc.
2.150% due 07/15/2030		210	209
3.200% due 11/18/2029		910	977
ERP Operating LP
3.250% due 08/01/2027		138	150

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 08/01/2047		78	93
Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	400	509
8.875% due 10/15/2021 •(h)(i)		1,600	1,944
Essex Portfolio LP
1.650% due 01/15/2031		$700	657
2.650% due 03/15/2032		690	701
2.650% due 09/01/2050		300	267
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		1,200	1,377
Fastighets AB Balder 1.125% due 03/14/2022	EUR	200	239
Ford Credit Canada Co.
2.710% due 02/23/2022 (j)	CAD	1,840	1,494
3.742% due 05/08/2023 (j)		4,000	3,323
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	200	236
0.157% due 12/01/2024 •		600	693
0.189% due 11/15/2023 •		100	117
1.256% (US0003M + 1.080%) due 08/03/2022 ~		$200	199
1.391% (US0003M + 1.235%) due 02/15/2023 ~		200	199
1.416% (US0003M + 1.270%) due 03/28/2022 ~		2,000	1,995
1.744% due 07/19/2024	EUR	1,000	1,205
2.748% due 06/14/2024	GBP	1,200	1,686
2.900% due 02/16/2028		$800	797
3.021% due 03/06/2024	EUR	1,000	1,245
3.087% due 01/09/2023		$3,900	3,983
3.339% due 03/28/2022		1,000	1,018
3.370% due 11/17/2023		5,200	5,397
3.375% due 11/13/2025		9,700	10,071
3.550% due 10/07/2022		3,300	3,393
3.625% due 06/17/2031		3,000	3,062
3.664% due 09/08/2024		800	841
3.813% due 10/12/2021		2,600	2,623
4.250% due 09/20/2022		1,000	1,035
4.535% due 03/06/2025	GBP	4,900	7,279
5.125% due 06/16/2025		$5,300	5,843
5.584% due 03/18/2024		800	877
5.596% due 01/07/2022		10,500	10,729
5.875% due 08/02/2021		900	906
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		3,700	3,857
6.500% due 10/01/2025		10,569	10,992
Freedom Mortgage Corp.
6.625% due 01/15/2027 (b)		2,500	2,521
7.625% due 05/01/2026		1,100	1,147
8.125% due 11/15/2024		420	436
8.250% due 04/15/2025		1,175	1,230
GE Capital Funding LLC 4.400% due 05/15/2030		5,000	5,831
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		1,200	1,440
General Motors Financial Co., Inc. 1.457% (US0003M + 1.310%) due 06/30/2022 ~		100	101
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	1,276
GLP Capital LP
4.000% due 01/15/2030		$100	107
5.250% due 06/01/2025		1,002	1,129
5.375% due 04/15/2026		100	115
5.750% due 06/01/2028		1,090	1,298
Goldman Sachs Group, Inc.
1.176% (US0003M + 1.000%) due 07/24/2023 ~		100	101
3.800% due 03/15/2030		2,500	2,813
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,100	1,193
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		490	505
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	859
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		680	682
HAT Holdings LLC
3.375% due 06/15/2026		3,010	3,036
3.750% due 09/15/2030		2,570	2,518
Hazine Mustesarligi Varlik Kiralama A/S 5.125% due 06/22/2026		8,300	8,303
Highwoods Realty LP 3.050% due 02/15/2030		100	105
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	598
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,486
4.375% due 02/01/2031		500	499
5.375% due 08/01/2028		1,800	1,915

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

HSBC Holdings PLC
1.499% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,755
2.357% due 08/18/2031 •		400	401
2.804% due 05/24/2032 •		1,700	1,746
2.848% due 06/04/2031 •		4,600	4,779
3.262% due 03/13/2023 •		1,130	1,153
3.803% due 03/11/2025 •		300	323
3.973% due 05/22/2030 •		1,140	1,277
4.000% due 03/09/2026 •(h)(i)		1,600	1,630
4.041% due 03/13/2028 •		1,020	1,132
4.250% due 08/18/2025		4,200	4,655
4.292% due 09/12/2026 •		1,000	1,114
4.583% due 06/19/2029 •		400	463
4.600% due 12/17/2030 •(h)(i)		1,600	1,664
4.700% due 03/09/2031 •(h)(i)		600	624
5.250% due 09/16/2022 •(h)(i)	EUR	200	249
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	3,886
6.000% due 09/29/2023 •(h)(i)	EUR	1,500	1,953
6.000% due 05/22/2027 •(h)(i)		$700	779
6.250% due 03/23/2023 •(h)(i)		700	742
6.500% due 03/23/2028 •(h)(i)		2,800	3,217
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	507
3.950% due 11/01/2027		633	694
4.650% due 04/01/2029		300	345
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	982
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		400	443
ING Groep NV
5.750% due 11/16/2026 •(h)(i)		2,800	3,104
6.875% due 04/16/2022 •(h)(i)		1,000	1,042
International Lease Finance Corp. 8.625% due 01/15/2022		520	542
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	218
7.750% due 01/11/2027 •(h)(i)	EUR	1,300	1,891
Intrum AB 3.125% due 07/15/2024		2,300	2,745
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$1,900	1,946
3.250% due 01/24/2025		4,000	4,119
JAB Holdings BV 2.200% due 11/23/2030		1,000	973
Jefferies Finance LLC 6.250% due 06/03/2026		4,345	4,562
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	11,030
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	2,032
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	119	168
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$475	490
Kilroy Realty LP
2.500% due 11/15/2032		780	771
3.050% due 02/15/2030		100	104
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	1,019
3.750% due 07/01/2029		300	335
KSA Sukuk Ltd.
2.894% due 04/20/2022		2,000	2,038
2.969% due 10/29/2029		380	404
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,210	1,212
LeasePlan Corp. NV
2.875% due 10/24/2024		600	631
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,660
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	322
Life Storage LP
3.875% due 12/15/2027		$112	125
4.000% due 06/15/2029		140	157
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		103	120
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,500	4,207
Lloyds Bank PLC 7.500% due 04/02/2032 þ		$3,200	2,526
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	288
2.858% due 03/17/2023 •		$3,500	3,560
4.375% due 03/22/2028		200	230
4.550% due 08/16/2028		1,000	1,167
4.947% due 06/27/2025 •(h)(i)	EUR	1,700	2,229
7.500% due 09/27/2025 •(h)(i)		$2,400	2,814

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

7.625% due 06/27/2023 •(h)(i)	GBP	1,500	2,276
LPL Holdings, Inc. 4.000% due 03/15/2029		$1,725	1,737
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		3,325	3,385
5.750% due 02/01/2027		810	902
Midcap Financial Issuer Trust
5.625% due 01/15/2030		600	603
6.500% due 05/01/2028		1,400	1,467
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,995
2.193% due 02/25/2025		3,500	3,644
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	242
2.201% due 07/10/2031 •		$2,500	2,499
2.869% due 09/13/2030 •		1,000	1,052
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,200	1,706
3.500% due 03/15/2031		$300	303
3.692% due 06/05/2028	GBP	3,200	4,725
4.625% due 08/01/2029		$2,445	2,624
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		1,960	2,035
Nationwide Building Society
3.766% due 03/08/2024 •		1,000	1,051
3.960% due 07/18/2030 •		2,400	2,696
4.363% due 08/01/2024 •		1,700	1,825
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,778	2,808
2.000% due 03/04/2025 •	EUR	700	873
2.500% due 03/22/2023		6,300	7,808
3.498% due 05/15/2023 •		$1,858	1,907
4.269% due 03/22/2025 •		240	260
4.600% due 06/28/2031 •(h)(i)		1,500	1,511
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,538
6.000% due 12/29/2025 •(h)(i)		$2,650	2,960
8.625% due 08/15/2021 •(h)(i)		24,100	24,330
Navient Corp. 5.625% due 01/25/2025		100	97
NE Property BV 1.875% due 10/09/2026	EUR	400	488
Newmark Group, Inc. 6.125% due 11/15/2023		$1,455	1,603
NFP Corp. 6.875% due 08/15/2028		475	501
Nissan Motor Acceptance Corp. 2.750% due 03/09/2028		1,350	1,364
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,788
2.679% due 07/16/2030		2,300	2,340
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,722
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	765
4.950% due 04/01/2024		1,900	2,069
OneMain Finance Corp.
4.000% due 09/15/2030		550	546
5.375% due 11/15/2029		1,784	1,944
5.625% due 03/15/2023		4,000	4,277
6.125% due 05/15/2022		2,401	2,501
6.125% due 03/15/2024		5,810	6,260
6.625% due 01/15/2028		20	23
6.875% due 03/15/2025		490	554
7.125% due 03/15/2026		1,740	2,029
8.250% due 10/01/2023		2,000	2,257
8.875% due 06/01/2025		400	445
Pacific LifeCorp 3.350% due 09/15/2050		1,000	1,061
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		8,434	8,827
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,675	1,735
5.875% due 10/01/2028		2,025	2,163
7.500% due 06/01/2025		840	913
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,600	1,544
5.375% due 10/15/2025		2,760	2,913
Physicians Realty LP
3.950% due 01/15/2028		23	25
4.300% due 03/15/2027		3,000	3,387
Piper Jaffray Cos.
4.740% due 10/15/2021		600	603
5.200% due 10/15/2023		2,100	2,105
PRA Group, Inc. 7.375% due 09/01/2025		4,090	4,417

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Prudential PLC 3.125% due 04/14/2030		150	162
Quicken Loans LLC
3.625% due 03/01/2029		1,000	989
3.875% due 03/01/2031		560	565
5.250% due 01/15/2028		2,855	3,001
Radian Group, Inc.
4.875% due 03/15/2027		1,100	1,200
6.625% due 03/15/2025		400	452
Raymond James Financial, Inc. 4.650% due 04/01/2030		250	299
Rayonier LP 2.750% due 05/17/2031		300	303
Realty Income Corp. 3.250% due 01/15/2031		800	873
Regency Centers LP 2.950% due 09/15/2029		100	105
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		230	246
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,450	1,397
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	1,003
RLJ Lodging Trust LP 3.750% due 07/01/2026		400	404
Sabra Health Care LP
3.900% due 10/15/2029		150	159
5.125% due 08/15/2026		1,000	1,126
Sammons Financial Group, Inc. 3.350% due 04/16/2031		725	747
Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	5,349
3.400% due 01/18/2023		300	312
Santander UK Group Holdings PLC
0.312% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	599
3.373% due 01/05/2024 •		$200	208
3.823% due 11/03/2028 •		900	990
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	3,944
7.375% due 06/24/2022 •(h)(i)		4,650	6,802
SBA Communications Corp. 3.875% due 02/15/2027		$2,020	2,079
SBA Tower Trust
1.884% due 07/15/2050		1,000	1,014
2.328% due 07/15/2052		1,420	1,474
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		900	942
5.250% due 05/23/2023 (i)		600	637
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,629
5.950% due 10/24/2022		4,100	4,201
Sitka Holdings LLC 4.643% due 07/06/2026 •(b)		5,165	5,162
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,729
SLM Corp.
4.200% due 10/29/2025		2,000	2,156
5.125% due 04/05/2022		620	634
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	319
4.125% due 07/15/2023		200	213
Societe Generale S.A.
5.375% due 11/18/2030 •(h)(i)		1,500	1,592
6.750% due 04/06/2028 •(h)(i)		3,100	3,517
7.375% due 09/13/2021 •(h)(i)		600	607
7.875% due 12/18/2023 •(h)(i)		200	224
Spirit Realty LP
3.200% due 01/15/2027		500	533
3.200% due 02/15/2031		810	846
3.400% due 01/15/2030		650	694
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	2,410
4.305% due 05/21/2030 •(k)		2,600	2,985
4.750% due 01/14/2031 •(h)(i)		775	798
7.500% due 04/02/2022 •(h)(i)		1,000	1,044
Starwood Property Trust, Inc. 5.000% due 12/15/2021		100	101
Stifel Financial Corp. 4.000% due 05/15/2030		780	866
STORE Capital Corp. 2.750% due 11/18/2030		400	403
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		1,200	1,213
2.130% due 07/08/2030		400	402
2.348% due 01/15/2025		900	941
2.750% due 01/15/2030		1,900	1,996

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Synchrony Financial 3.700% due 08/04/2026		1,000	1,093
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	170
5.801% due 10/13/2040		202	376
6.052% due 10/13/2039		7,300	13,486
TP ICAP PLC 5.250% due 05/29/2026		4,900	7,755
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	5,282
6.950% due 01/30/2044		1,620	1,982
UBS AG
5.125% due 05/15/2024 (i)		1,200	1,326
7.625% due 08/17/2022 (i)		19,500	20,983
UBS Group AG
2.095% due 02/11/2032 •		700	686
4.375% due 02/10/2031 •(h)(i)		600	615
5.750% due 02/19/2022 •(h)(i)	EUR	1,500	1,836
7.000% due 02/19/2025 •(h)(i)		$200	231
7.125% due 08/10/2021 •(h)(i)		3,900	3,924
UniCredit SpA
2.569% due 09/22/2026 •		8,650	8,775
4.086% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,291
5.459% due 06/30/2035 •		1,200	1,310
6.572% due 01/14/2022		2,050	2,114
7.830% due 12/04/2023		5,850	6,782
9.250% due 06/03/2022 •(h)(i)	EUR	1,300	1,654
United Wholesale Mortgage LLC 5.500% due 11/15/2025		$2,000	2,077
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	2,007
VEREIT Operating Partnership LP
2.850% due 12/15/2032		500	523
3.100% due 12/15/2029		1,300	1,391
3.400% due 01/15/2028		640	697
3.950% due 08/15/2027		438	494
4.875% due 06/01/2026		200	231
VICI Properties LP 4.250% due 12/01/2026		2,030	2,114
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	500	768
W R Berkley Corp. 4.000% due 05/12/2050		$650	746
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	2,077
2.393% due 06/02/2028 •		2,900	3,010
3.000% due 04/22/2026		282	303
3.068% due 04/30/2041 •		2,100	2,158
3.196% due 06/17/2027 •		7,200	7,775
3.550% due 09/29/2025		400	440
Welltower, Inc. 4.250% due 04/15/2028		385	442
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,745
6.950% due 10/01/2027		460	595
7.375% due 03/15/2032		1,270	1,834
Willis North America, Inc. 2.950% due 09/15/2029		200	210

			946,883

INDUSTRIALS 26.0%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,880
AbbVie, Inc. 5.000% due 12/15/2021		$50	50
Academy Ltd. 6.000% due 11/15/2027		1,000	1,072
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	837
5.500% due 07/01/2028		800	856
Activision Blizzard, Inc. 2.500% due 09/15/2050		1,140	1,026
AdaptHealth LLC
4.625% due 08/01/2029		500	508
6.125% due 08/01/2028		850	906
Adevinta ASA
2.625% due 11/15/2025	EUR	1,000	1,218
3.000% due 11/15/2027		750	922
Adient U.S. LLC 9.000% due 04/15/2025		$300	331
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		2,035	2,149
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		986	1,076

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Agilent Technologies, Inc. 2.100% due 06/04/2030		370	366
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,300	1,349
Air Canada Pass-Through Trust
3.600% due 09/15/2028		557	568
5.250% due 10/01/2030		956	1,039
Aker BP ASA
3.750% due 01/15/2030		800	864
4.000% due 01/15/2031		1,100	1,210
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,230	1,364
Albertsons Cos., Inc.
4.625% due 01/15/2027		100	105
4.875% due 02/15/2030		100	107
Alcon Finance Corp. 2.600% due 05/27/2030		900	920
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	563
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	532
3.550% due 10/01/2027		600	653
ALROSA Finance S.A.
3.100% due 06/25/2027		5,500	5,653
4.650% due 04/09/2024		2,200	2,381
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	346
3.000% due 01/15/2028		1,200	1,357
7.500% due 05/15/2026		$9,000	9,383
Altice France Holding S.A.
8.000% due 05/15/2027	EUR	600	769
10.500% due 05/15/2027		$750	834
Altice France S.A.
2.125% due 02/15/2025	EUR	3,900	4,517
3.375% due 01/15/2028		1,025	1,187
5.125% due 01/15/2029		$2,100	2,115
7.375% due 05/01/2026		5,017	5,224
8.125% due 02/01/2027		2,000	2,181
Amazon.com, Inc.
3.875% due 08/22/2037		580	693
4.050% due 08/22/2047		1,710	2,090
4.250% due 08/22/2057		880	1,130
Ambience Merger Sub, Inc. 7.125% due 07/15/2029 (b)		1,000	1,013
AMC Networks, Inc. 4.250% due 02/15/2029		3,625	3,661
American Airlines Pass-Through Trust
3.000% due 04/15/2030		80	81
3.150% due 08/15/2033		284	293
3.200% due 12/15/2029		1,574	1,610
3.350% due 04/15/2031		1,508	1,537
3.375% due 11/01/2028		982	978
3.575% due 07/15/2029		786	802
3.600% due 03/22/2029		763	791
3.600% due 04/15/2031		151	149
3.650% due 02/15/2029		322	333
3.700% due 04/01/2028		195	199
American Airlines, Inc.
5.500% due 04/20/2026		1,975	2,093
5.750% due 04/20/2029		875	947
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,800	1,794
4.000% due 01/15/2028		450	462
Amgen, Inc.
3.150% due 02/21/2040		4,500	4,697
4.000% due 09/13/2029	GBP	100	165
AMN Healthcare, Inc. 4.000% due 04/15/2029		$650	657
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,801
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		1,300	1,347
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	623
4.600% due 04/15/2048		3,000	3,670
4.750% due 01/23/2029		1,620	1,932
4.750% due 04/15/2058		720	905
4.950% due 01/15/2042		1,400	1,776
Antofagasta PLC 2.375% due 10/14/2030		800	772
Apache Corp.
4.625% due 11/15/2025		1,680	1,819
4.875% due 11/15/2027		870	943
Apple, Inc. 2.950% due 09/11/2049		3,250	3,363

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Arches Buyer, Inc. 4.250% due 06/01/2028		475	470
Arconic Corp. 6.125% due 02/15/2028		220	237
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		1,600	1,654
5.250% due 08/15/2027		300	306
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	319
Asbury Automotive Group, Inc.
4.500% due 03/01/2028		85	88
4.750% due 03/01/2030		107	112
Ashtead Capital, Inc.
4.000% due 05/01/2028		700	738
5.250% due 08/01/2026		300	313
Atlantia SpA 1.625% due 02/03/2025	EUR	500	609
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		$650	668
Austin BidCo, Inc. 7.125% due 12/15/2028		300	308
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,879
4.625% due 07/15/2028		$1,780	1,881
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,225
4.750% due 06/15/2027		1,150	1,208
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		975	964
3.875% due 01/15/2028		625	634
4.000% due 10/15/2030 (k)		4,250	4,117
4.250% due 05/15/2024		287	290
4.375% due 01/15/2028		4,520	4,588
BAE Systems PLC 3.400% due 04/15/2030		800	870
Baidu, Inc.
1.720% due 04/09/2026		1,000	1,010
3.075% due 04/07/2025		400	423
3.425% due 04/07/2030		600	651
3.875% due 09/29/2023		1,100	1,170
Ball Corp. 2.875% due 08/15/2030		920	904
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~		230	232
3.222% due 08/15/2024		1,924	2,045
3.557% due 08/15/2027		1,074	1,151
4.390% due 08/15/2037		770	831
4.540% due 08/15/2047		766	816
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	294
Bausch Health Cos., Inc.
5.000% due 01/30/2028		500	475
5.250% due 01/30/2030		1,000	931
5.500% due 11/01/2025		500	514
6.250% due 02/15/2029		500	495
7.000% due 01/15/2028		200	207
9.000% due 12/15/2025		400	429
Bayer U.S. Finance LLC
4.250% due 12/15/2025		900	1,004
4.375% due 12/15/2028		800	917
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,100	1,128
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (c)		75	77
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		1,000	1,051
Becton Dickinson and Co.
2.823% due 05/20/2030		270	283
3.794% due 05/20/2050		300	337
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,625	3,643
Berry Global, Inc. 4.875% due 07/15/2026		$100	106
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,166	865
Black Knight InfoServ LLC 3.625% due 09/01/2028		1,210	1,205
Block Communications, Inc. 4.875% due 03/01/2028		1,490	1,525
Bloomin' Brands, Inc. 5.125% due 04/15/2029		300	309
Boardwalk Pipelines LP 3.400% due 02/15/2031		1,230	1,307
Boeing Co.
2.750% due 02/01/2026		2,000	2,091
3.250% due 02/01/2028		2,000	2,123

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

3.625% due 02/01/2031		1,775	1,911
5.040% due 05/01/2027		1,000	1,154
5.150% due 05/01/2030		1,000	1,185
5.705% due 05/01/2040		180	232
5.805% due 05/01/2050		2,000	2,698
5.930% due 05/01/2060		1,850	2,559
Bombardier, Inc.
6.000% due 10/15/2022		400	401
6.125% due 01/15/2023		500	528
7.125% due 06/15/2026		2,350	2,463
7.500% due 12/01/2024		4,330	4,530
7.500% due 03/15/2025		2,000	2,061
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,370	1,401
Boston Scientific Corp. 2.650% due 06/01/2030		720	745
Boyd Gaming Corp. 4.750% due 06/15/2031		925	961
Boyne USA, Inc. 4.750% due 05/15/2029		700	724
BRF S.A. 5.750% due 09/21/2050		3,700	3,808
Brink's Co. 5.500% due 07/15/2025		2,070	2,205
Bristol-Myers Squibb Co. 4.125% due 06/15/2039		240	290
British Airways Pass-Through Trust 4.250% due 05/15/2034		563	608
Broadcom Corp. 3.875% due 01/15/2027		345	381
Broadcom, Inc.
2.600% due 02/15/2033		1,000	979
3.150% due 11/15/2025		187	201
3.419% due 04/15/2033		813	855
3.469% due 04/15/2034		2,184	2,312
3.500% due 02/15/2041		1,275	1,306
3.750% due 02/15/2051		1,100	1,150
4.110% due 09/15/2028		776	874
4.150% due 11/15/2030		800	898
4.300% due 11/15/2032		1,490	1,699
4.750% due 04/15/2029		2,910	3,388
5.000% due 04/15/2030		1,900	2,244
Brunello Bidco SpA 3.500% due 02/15/2028	EUR	400	475
Buckeye Partners LP
4.125% due 03/01/2025		$1,020	1,060
4.500% due 03/01/2028		1,330	1,366
Builders FirstSource, Inc. 6.750% due 06/01/2027		161	173
BWX Technologies, Inc. 4.125% due 06/30/2028		1,770	1,808
BY Crown Parent LLC 4.250% due 01/31/2026		1,700	1,784
Cable One, Inc. 4.000% due 11/15/2030		1,550	1,558
Cablevision Lightpath LLC
3.875% due 09/15/2027		1,000	992
5.625% due 09/15/2028		600	612
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,675	1,778
Caesars Resort Collection LLC 5.750% due 07/01/2025		2,230	2,353
Camelot Finance S.A. 4.500% due 11/01/2026		200	210
Cameron LNG LLC
3.302% due 01/15/2035		300	322
3.402% due 01/15/2038		400	424
3.701% due 01/15/2039		300	335
CANPACK S.A. 3.125% due 11/01/2025		900	917
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,835	1,877
Carnival Corp. 11.500% due 04/01/2023		6,600	7,436
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		140	147
CCO Holdings LLC
4.500% due 05/01/2032		525	546
4.500% due 06/01/2033		5,250	5,379
5.125% due 05/01/2027		6,000	6,301
5.375% due 06/01/2029		100	109
CDW LLC 3.250% due 02/15/2029		1,940	1,968
Cenovus Energy, Inc. 5.375% due 07/15/2025		550	630

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Centene Corp.
4.250% due 12/15/2027		2,200	2,321
5.375% due 08/15/2026		3,735	3,908
Central Garden & Pet Co. 4.125% due 10/15/2030		950	974
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028		200	229
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,300	1,320
4.000% due 03/15/2031		175	182
4.250% due 05/01/2028		220	228
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,706
3.500% due 06/01/2041		1,800	1,815
3.700% due 04/01/2051		1,000	991
3.850% due 04/01/2061		2,350	2,312
3.900% due 06/01/2052		1,825	1,864
4.400% due 12/01/2061		1,950	2,099
4.800% due 03/01/2050		3,880	4,465
4.908% due 07/23/2025		4,500	5,101
5.125% due 07/01/2049		4,490	5,357
5.375% due 04/01/2038		500	615
5.375% due 05/01/2047		100	123
6.484% due 10/23/2045		2,200	3,035
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,542
5.875% due 03/31/2025		3,900	4,472
7.000% due 06/30/2024		200	229
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,925	3,060
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,125	3,301
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,469
5.500% due 01/15/2028		$300	308
Chesapeake Energy Corp.
5.500% due 02/01/2026		600	635
5.875% due 02/01/2029		125	135
Chobani LLC 4.625% due 11/15/2028		1,275	1,324
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,250	1,358
Cinemark USA, Inc. 5.875% due 03/15/2026		200	210
Citrix Systems, Inc. 3.300% due 03/01/2030		910	958
Clarivate Science Holdings Corp.
3.875% due 06/30/2028		1,050	1,061
4.875% due 06/30/2029		1,200	1,233
Clearwater Paper Corp. 4.750% due 08/15/2028		870	868
CommScope Technologies LLC 5.000% due 03/15/2027		1,000	1,025
CommScope, Inc.
5.500% due 03/01/2024		682	704
6.000% due 03/01/2026		583	616
7.125% due 07/01/2028		3,070	3,331
8.250% due 03/01/2027		955	1,022
Community Health Systems, Inc.
4.750% due 02/15/2031		400	402
5.625% due 03/15/2027		2,225	2,378
6.000% due 01/15/2029		1,000	1,071
6.625% due 02/15/2025		270	286
6.875% due 04/15/2029		2,875	3,017
8.000% due 03/15/2026		2,640	2,848
Connect Finco SARL 6.750% due 10/01/2026		2,250	2,382
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	559
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	1,158
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		1,521	388
Constellium SE 5.625% due 06/15/2028		750	807
Continental Wind LLC 6.000% due 02/28/2033		193	222
Core & Main LP 6.125% due 08/15/2025		1,380	1,412
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		3,660	3,933
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)		2,700	0
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		4,000	4,371
4.250% due 07/17/2042		2,600	2,948

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

CoStar Group, Inc. 2.800% due 07/15/2030		850	865
Coty, Inc.
3.875% due 04/15/2026	EUR	575	686
5.000% due 04/15/2026		$3,625	3,686
Cox Communications, Inc. 3.150% due 08/15/2024		1,013	1,081
Crocs, Inc. 4.250% due 03/15/2029		575	588
CSC Holdings LLC
3.375% due 02/15/2031 (k)		1,700	1,609
4.625% due 12/01/2030		3,000	2,947
5.375% due 02/01/2028		500	530
6.500% due 02/01/2029		1,800	1,996
CSN Resources S.A. 7.625% due 02/13/2023		800	833
CVS Health Corp.
3.250% due 08/15/2029		100	109
4.300% due 03/25/2028		1,354	1,557
4.780% due 03/25/2038		565	696
CVS Pass-Through Trust
5.773% due 01/10/2033		271	321
5.926% due 01/10/2034		29	35
6.036% due 12/10/2028		74	86
6.943% due 01/10/2030		6,902	8,399
7.507% due 01/10/2032		4,890	6,197
8.353% due 07/10/2031		1,068	1,401
DAE Funding LLC
1.550% due 08/01/2024		1,300	1,300
1.625% due 02/15/2024		5,700	5,793
2.625% due 03/20/2025		4,000	4,080
5.250% due 11/15/2021		5,359	5,406
DaVita, Inc.
3.750% due 02/15/2031		3,140	3,018
4.625% due 06/01/2030		5,000	5,147
DCP Midstream Operating LP 5.625% due 07/15/2027		1,070	1,220
Dell International LLC
4.000% due 07/15/2024		500	544
4.900% due 10/01/2026		2,640	3,050
5.300% due 10/01/2029		3,170	3,828
6.020% due 06/15/2026		3,300	3,964
8.100% due 07/15/2036		100	153
8.350% due 07/15/2046		2,900	4,751
Dell, Inc. 6.500% due 04/15/2038		1,100	1,408
Delta Air Lines, Inc.
4.500% due 10/20/2025		3,000	3,225
4.750% due 10/20/2028		2,600	2,893
7.000% due 05/01/2025		2,000	2,335
7.375% due 01/15/2026		1,350	1,585
Devon Energy Corp.
4.500% due 01/15/2030		345	380
5.875% due 06/15/2028		182	203
Diamond Asset Co. (9.000% Cash and 4.000% PIK) 13.000% due 04/22/2027		89	89
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «		47	47
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,072	3,169
10.750% due 09/01/2024		2,190	2,281
Diamond Sports Group LLC
5.375% due 08/15/2026		3,163	2,052
6.625% due 08/15/2027		1,677	826
Diamondback Energy, Inc. 4.750% due 05/31/2025		450	507
DISH DBS Corp. 5.875% due 07/15/2022		1,300	1,358
DT Midstream, Inc.
4.125% due 06/15/2029		1,680	1,708
4.375% due 06/15/2031		2,680	2,742
Dun & Bradstreet Corp. 6.875% due 08/15/2026		1,139	1,211
eBay, Inc. 2.700% due 03/11/2030		1,090	1,135
Ecopetrol S.A. 7.375% due 09/18/2043		3,130	3,870
Edgewell Personal Care Co.
4.125% due 04/01/2029		2,050	2,073
5.500% due 06/01/2028		1,200	1,274
Edwards Lifesciences Corp. 4.300% due 06/15/2028		368	428
Elanco Animal Health, Inc. 5.900% due 08/28/2028		990	1,162
Elastic NV 4.125% due 07/15/2029 (b)		2,100	2,100

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Embotelladora Andina S.A. 3.950% due 01/21/2050	1,000	1,065
EMC Corp. 3.375% due 06/01/2023	3,000	3,123
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,475
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,000	1,080
4.700% due 05/07/2050	4,700	5,317
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~	1,600	1,604
Endure Digital, Inc. 6.000% due 02/15/2029	1,325	1,314
Energean Israel Finance Ltd. 4.875% due 03/30/2026	1,825	1,874
Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	2,180
4.750% due 06/15/2028	3,160	3,245
Energy Transfer LP
3.750% due 05/15/2030	670	728
5.000% due 05/15/2050	590	683
5.250% due 04/15/2029	200	236
5.875% due 01/15/2024	130	144
5.950% due 12/01/2025	40	47
6.125% due 12/15/2045	2,880	3,677
6.500% due 02/01/2042	800	1,040
EnLink Midstream LLC 5.625% due 01/15/2028	525	556
Enterprise Products Operating LLC
3.125% due 07/31/2029	750	810
4.200% due 01/31/2050	200	231
EQM Midstream Partners LP
4.500% due 01/15/2029	1,075	1,095
6.000% due 07/01/2025	390	425
6.500% due 07/01/2027	1,930	2,158
EQT Corp.
3.000% due 10/01/2022	300	307
3.125% due 05/15/2026	475	487
5.000% due 01/15/2029	900	1,005
8.500% due 02/01/2030	1,300	1,696
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~	415	415
Equinor ASA
3.125% due 04/06/2030	2,100	2,289
3.625% due 04/06/2040	1,000	1,143
3.700% due 04/06/2050	2,100	2,419
Expedia Group, Inc.
2.950% due 03/15/2031	1,300	1,320
3.250% due 02/15/2030	610	638
3.600% due 12/15/2023	1,000	1,064
4.625% due 08/01/2027	400	453
6.250% due 05/01/2025	1,847	2,150
F-Brasile SpA 7.375% due 08/15/2026	800	827
FAGE International S.A. 5.625% due 08/15/2026	1,000	1,031
Fair Isaac Corp.
4.000% due 06/15/2028	340	352
5.250% due 05/15/2026	300	338
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,420	2,531
Ferguson Finance PLC 3.250% due 06/02/2030	600	649
Fiserv, Inc.
3.500% due 07/01/2029	1,200	1,322
4.400% due 07/01/2049	520	628
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	100	102
Flex Ltd. 4.750% due 06/15/2025	300	335
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	590	636
4.000% due 09/21/2023	805	862
Foundation Building Materials, Inc. 6.000% due 03/01/2029	275	273
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,240	2,341
4.375% due 08/01/2028	1,000	1,058
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,270	2,218
Fresnillo PLC 4.250% due 10/02/2050	2,000	2,037
Frontier Communications Holdings LLC
5.000% due 05/01/2028	1,550	1,604
5.875% due 10/15/2027	2,725	2,923
6.750% due 05/01/2029	1,550	1,651

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Full House Resorts, Inc. 8.250% due 02/15/2028		2,975	3,253
Gap, Inc.
8.625% due 05/15/2025		2,150	2,361
8.875% due 05/15/2027		1,500	1,740
Garda World Security Corp. 4.625% due 02/15/2027		660	665
Gartner, Inc.
3.750% due 10/01/2030		2,950	3,022
4.500% due 07/01/2028		910	962
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		500	501
Gazprom OAO Via Gaz Capital S.A.
5.150% due 02/11/2026		3,000	3,382
6.510% due 03/07/2022		6,400	6,664
8.625% due 04/28/2034		5,500	8,223
General Electric Co. 5.625% due 09/16/2031	GBP	100	181
General Motors Co. 6.800% due 10/01/2027 (j)		$400	504
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,685
Global Medical Response, Inc. 6.500% due 10/01/2025		1,275	1,314
Global Partners LP 6.875% due 01/15/2029		1,350	1,451
Global Payments, Inc.
2.650% due 02/15/2025		210	221
2.900% due 05/15/2030		1,000	1,043
3.200% due 08/15/2029		2,000	2,144
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	518
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	305
goeasy Ltd.
4.375% due 05/01/2026		1,025	1,052
5.375% due 12/01/2024		3,470	3,591
Graphic Packaging International LLC 3.500% due 03/01/2029		2,000	1,984
Gray Oak Pipeline LLC 3.450% due 10/15/2027		2,870	3,021
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029		400	413
Griffon Corp. 5.750% due 03/01/2028		3,000	3,197
Gruenenthal GmbH 3.625% due 11/15/2026	EUR	1,500	1,832
Guara Norte SARL 5.198% due 06/15/2034		$1,670	1,743
GYP Holdings Corp. 4.625% due 05/01/2029		100	101
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,244
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (k)		1,075	1,155
HCA, Inc.
3.500% due 09/01/2030		1,680	1,791
4.500% due 02/15/2027		3,360	3,801
4.750% due 05/01/2023		2,500	2,680
5.250% due 06/15/2026		100	116
5.375% due 09/01/2026		613	706
5.625% due 09/01/2028		3,585	4,253
5.875% due 02/15/2026		205	237
5.875% due 02/01/2029		679	822
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	6,304
3.750% due 05/01/2029		5,000	5,057
4.000% due 05/01/2031		1,375	1,389
5.750% due 05/01/2028		1,200	1,302
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	1,098
5.000% due 06/01/2029		1,675	1,715
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	608
Hologic, Inc. 3.250% due 02/15/2029		2,650	2,635
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		4,950	4,969
Hyundai Capital America 1.150% due 11/10/2022		1,000	1,007
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	564
8.375% due 05/01/2027		959	1,029
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,653

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	1,468
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,000	1,051
IHS Markit Ltd.
3.625% due 05/01/2024		170	183
4.000% due 03/01/2026		300	334
4.250% due 05/01/2029		400	464
4.750% due 02/15/2025		2,175	2,440
4.750% due 08/01/2028		345	408
Illuminate Buyer LLC 9.000% due 07/01/2028		1,760	1,966
Imola Merger Corp. 4.750% due 05/15/2029		1,800	1,854
Indigo Merger Sub, Inc. 2.875% due 07/15/2026 (b)		300	305
Indigo Natural Resources LLC 5.375% due 02/01/2029		100	105
Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		700	762
4.750% due 08/06/2050		800	864
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	700	839
3.375% due 01/15/2026		$1,100	1,116
Infor, Inc. 1.750% due 07/15/2025		900	919
Ingevity Corp. 3.875% due 11/01/2028		1,050	1,043
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,225
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,120	2,210
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		387	129
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		6,855	4,069
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,991
3.468% due 12/01/2050		1,320	1,375
International Game Technology PLC 5.250% due 01/15/2029		2,000	2,148
IQVIA, Inc. 5.000% due 05/15/2027		1,000	1,050
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)		575	588
Jaguar Holding Co. 4.625% due 06/15/2025		360	379
Jaguar Land Rover Automotive PLC
5.875% due 11/15/2024	EUR	2,900	3,787
6.875% due 11/15/2026		2,500	3,457
7.750% due 10/15/2025		$1,600	1,761
Jazz Securities DAC 4.375% due 01/15/2029		1,000	1,038
JELD-WEN, Inc. 4.625% due 12/15/2025		100	102
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,857	2,055
Kansas City Southern
3.500% due 05/01/2050		500	528
4.200% due 11/15/2069		270	314
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031		1,800	1,788
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	14,502
7.800% due 08/01/2031		2,300	3,295
Korn Ferry 4.625% due 12/15/2027		1,250	1,300
Kraft Heinz Foods Co.
3.875% due 05/15/2027		1,000	1,100
4.250% due 03/01/2031		900	1,023
4.375% due 06/01/2046		7,600	8,626
5.000% due 07/15/2035		2,100	2,582
5.000% due 06/04/2042		2,600	3,181
5.200% due 07/15/2045		4,180	5,199
6.875% due 01/26/2039		1,000	1,440
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		100	102
7.000% due 12/31/2027		700	703
LABL Escrow Issuer LLC 6.750% due 07/15/2026		120	128
Lamar Media Corp.
3.625% due 01/15/2031		600	588
3.750% due 02/15/2028		1,050	1,070
4.000% due 02/15/2030		300	304
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028		1,000	1,108

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Las Vegas Sands Corp.
3.200% due 08/08/2024		440	462
3.500% due 08/18/2026		1,600	1,702
3.900% due 08/08/2029		1,000	1,065
LBM Acquisition LLC 6.250% due 01/15/2029		2,100	2,119
Legacy LifePoint Health LLC 4.375% due 02/15/2027		600	608
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		425	444
Leidos, Inc.
2.300% due 02/15/2031		800	783
4.375% due 05/15/2030		290	330
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	3,141
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	638
3.625% due 01/15/2029		4,850	4,687
3.750% due 07/15/2029		1,825	1,777
3.875% due 11/15/2029		850	911
4.250% due 07/01/2028		900	914
Leviathan Bond Ltd.
5.750% due 06/30/2023		2,000	2,098
6.500% due 06/30/2027		1,470	1,639
LifePoint Health, Inc. 5.375% due 01/15/2029		1,875	1,831
Lithia Motors, Inc. 3.875% due 06/01/2029		1,850	1,920
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,050	1,056
4.750% due 10/15/2027		310	322
LogMeIn, Inc. 5.500% due 09/01/2027		1,700	1,763
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026		1,550	1,609
Madison IAQ LLC 5.875% due 06/30/2029		1,000	1,019
Marriott International, Inc.
3.500% due 10/15/2032		2,200	2,340
4.625% due 06/15/2030		300	346
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		600	609
4.750% due 01/15/2028		150	154
6.125% due 09/15/2025		700	747
6.500% due 09/15/2026		385	400
Marvell Technology, Inc. 4.200% due 06/22/2023		331	352
Masco Corp. 4.500% due 05/15/2047		490	598
Matador Resources Co. 5.875% due 09/15/2026		210	217
Mattel, Inc.
3.375% due 04/01/2026		875	909
3.750% due 04/01/2029		725	755
5.875% due 12/15/2027		400	437
MEG Energy Corp.
5.875% due 02/01/2029		475	496
7.125% due 02/01/2027		1,100	1,175
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	717
5.250% due 04/26/2026		1,700	1,766
5.375% due 12/04/2029		5,900	6,243
5.625% due 07/17/2027		1,630	1,706
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		300	306
Mercer International, Inc. 5.125% due 02/01/2029		1,500	1,545
MGM China Holdings Ltd.
4.750% due 02/01/2027		1,300	1,328
5.250% due 06/18/2025		300	313
5.375% due 05/15/2024		1,650	1,699
5.875% due 05/15/2026		1,800	1,892
MGM Resorts International
5.500% due 04/15/2027		1,110	1,221
7.750% due 03/15/2022		300	314
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,550	1,554
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,690
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,545
MPLX LP
3.500% due 12/01/2022		200	208
4.250% due 12/01/2027		100	113
MSCI, Inc.
3.625% due 09/01/2030		200	205

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 11/15/2029		1,590	1,682
Murphy Oil USA, Inc. 3.750% due 02/15/2031		800	792
National Fuel Gas Co. 2.950% due 03/01/2031		775	781
NCL Corp. Ltd.
3.625% due 12/15/2024		1,950	1,886
10.250% due 02/01/2026		910	1,060
NCR Corp.
5.000% due 10/01/2028		3,500	3,624
5.250% due 10/01/2030		1,050	1,091
NESCO Holdings, Inc. 5.500% due 04/15/2029		1,400	1,463
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,550	6,217
3.625% due 06/15/2030		1,000	1,413
3.875% due 11/15/2029		2,000	2,861
4.875% due 06/15/2030		$880	1,049
5.375% due 11/15/2029		780	948
5.500% due 02/15/2022		300	308
5.875% due 11/15/2028		4,400	5,406
New Albertson's LP 6.570% due 02/23/2028		800	856
Newell Brands, Inc. 4.875% due 06/01/2025		480	532
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		450	478
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	1,185
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		$68	70
Nielsen Finance LLC
4.750% due 07/15/2031		625	627
5.625% due 10/01/2028		2,600	2,749
5.875% due 10/01/2030		1,620	1,767
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	2,017
4.345% due 09/17/2027		$2,000	2,200
4.810% due 09/17/2030		3,480	3,933
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		682	755
Nokia OYJ 4.375% due 06/12/2027		240	266
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,445
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	188
Nouryon Holding BV
6.500% due 10/01/2026	EUR	1,500	1,864
8.000% due 10/01/2026		$1,000	1,061
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,963
6.375% due 10/01/2030		1,290	1,429
NVR, Inc. 3.000% due 05/15/2030		940	998
NXP BV
3.150% due 05/01/2027		200	214
3.875% due 06/18/2026		1,400	1,552
4.625% due 06/01/2023		1,800	1,935
Occidental Petroleum Corp.
1.606% (US0003M + 1.450%) due 08/15/2022 ~		1,717	1,709
2.900% due 08/15/2024		8,129	8,322
3.200% due 08/15/2026		100	101
3.500% due 08/15/2029		113	114
4.400% due 08/15/2049		100	96
4.625% due 06/15/2045		765	749
5.500% due 12/01/2025 (j)		4,325	4,793
5.875% due 09/01/2025		2,500	2,784
6.375% due 09/01/2028		3,980	4,652
6.625% due 09/01/2030		1,590	1,910
8.000% due 07/15/2025		3,450	4,136
8.875% due 07/15/2030		3,180	4,257
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (f)(h)		1,242	17
0.000% due 08/02/2021 (f)(h)		1,955	27
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,877
Open Text Holdings, Inc. 4.125% due 02/15/2030		160	163
Oracle Corp.
3.600% due 04/01/2040		2,110	2,229
3.600% due 04/01/2050		4,700	4,834
3.800% due 11/15/2037		600	659
3.850% due 04/01/2060		4,700	5,003
3.950% due 03/25/2051 (j)		1,000	1,093
4.000% due 11/15/2047		3,000	3,278

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Organon Finance 1 LLC
4.125% due 04/30/2028		8,000	8,168
5.125% due 04/30/2031		800	825
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		450	492
7.375% due 06/01/2025		78	84
Outfront Media Capital LLC
4.250% due 01/15/2029		950	958
4.625% due 03/15/2030		80	81
5.000% due 08/15/2027		460	477
Owens & Minor, Inc. 4.500% due 03/31/2029		165	170
Panasonic Corp. 2.536% due 07/19/2022		800	816
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028		100	101
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,384
Pelabuhan Indonesia PT 5.375% due 05/05/2045		2,000	2,405
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		110	116
3.350% due 11/01/2029		100	107
3.450% due 07/01/2024		1,610	1,728
Performance Food Group, Inc.
5.500% due 10/15/2027		450	474
6.875% due 05/01/2025		800	856
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		600	614
Pertamina Persero PT
4.150% due 02/25/2060		1,000	1,008
4.175% due 01/21/2050		1,500	1,546
4.700% due 07/30/2049		3,000	3,257
5.625% due 05/20/2043		3,500	4,131
6.500% due 05/27/2041		3,000	3,894
6.500% due 11/07/2048		3,500	4,650
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	505
5.500% due 04/12/2037 ^(d)		47,485	2,137
Petroleos Mexicanos
5.950% due 01/28/2031		1,000	973
6.350% due 02/12/2048		4,393	3,750
6.375% due 01/23/2045		8,510	7,329
6.490% due 01/23/2027		1,660	1,755
6.500% due 03/13/2027		4,950	5,231
6.625% due 06/15/2035		6,010	5,812
6.625% due 06/15/2038		6,400	5,930
6.750% due 09/21/2047		12,901	11,434
6.840% due 01/23/2030		2,750	2,837
6.950% due 01/28/2060		8,556	7,582
7.690% due 01/23/2050		23,620	22,764
Petronas Capital Ltd. 4.550% due 04/21/2050		3,900	4,822
Petrorio Luxembourg SARL 6.125% due 06/09/2026		1,800	1,844
PetSmart, Inc.
4.750% due 02/15/2028		1,950	2,028
7.750% due 02/15/2029		775	855
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		518	549
Pilgrim's Pride Corp. 5.875% due 09/30/2027		400	427
PM General Purchaser LLC 9.500% due 10/01/2028		1,200	1,267
Post Holdings, Inc.
4.500% due 09/15/2031		2,225	2,224
4.625% due 04/15/2030		2,850	2,902
5.625% due 01/15/2028		200	213
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,785	1,840
8.250% due 02/01/2028		460	502
Prestige Brands, Inc.
3.750% due 04/01/2031		850	821
5.125% due 01/15/2028		100	106
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		2,650	2,872
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,302
5.750% due 04/15/2026		790	875
6.250% due 01/15/2028		810	863
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,843
2.031% due 08/03/2032		1,100	1,343
3.680% due 01/21/2030		$1,200	1,283
3.832% due 02/08/2051		2,000	1,869
4.027% due 08/03/2050		900	869

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

PTC, Inc. 4.000% due 02/15/2028		200	207
Qatar Petroleum 3.125% due 07/12/2041 (b)		3,000	2,989
Qorvo, Inc.
3.375% due 04/01/2031		3,125	3,266
4.375% due 10/15/2029		500	546
QualityTech LP 3.875% due 10/01/2028		1,475	1,579
Quanta Services, Inc. 2.900% due 10/01/2030		975	1,012
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (k)		1,515	1,555
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	4,150
6.500% due 09/15/2028		1,200	1,262
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,317	1,513
6.332% due 09/30/2027		500	575
Rattler Midstream LP 5.625% due 07/15/2025		650	684
Raytheon Technologies Corp. 3.650% due 08/16/2023		54	57
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	700	834
Rede D'or Finance SARL 4.500% due 01/22/2030		$2,000	2,056
RELX Capital, Inc. 3.000% due 05/22/2030		500	535
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	856
Resolute Forest Products, Inc. 4.875% due 03/01/2026		275	285
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		3,075	3,058
Rockies Express Pipeline LLC
3.600% due 05/15/2025		70	71
4.800% due 05/15/2030		1,430	1,433
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,296
5.750% due 10/15/2027		$1,000	1,103
5.750% due 10/15/2027	GBP	2,450	3,719
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$300	330
11.500% due 06/01/2025		1,000	1,154
RP Escrow Issuer LLC 5.250% due 12/15/2025		925	968
S&P Global, Inc. 3.250% due 12/01/2049		700	755
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,000	2,310
5.625% due 03/01/2025		7,544	8,629
5.750% due 05/15/2024		3,400	3,817
Sabre GLBL, Inc. 7.375% due 09/01/2025		730	795
Sands China Ltd.
3.800% due 01/08/2026		1,000	1,072
4.600% due 08/08/2023		1,700	1,811
5.125% due 08/08/2025		2,100	2,352
5.400% due 08/08/2028		3,600	4,184
Santos Finance Ltd. 3.649% due 04/29/2031		1,100	1,127
Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,865
5.875% due 03/27/2024		5,300	5,674
Saudi Arabian Oil Co.
2.250% due 11/24/2030		800	787
3.250% due 11/24/2050		550	536
3.500% due 11/24/2070		2,000	1,947
Scientific Games International, Inc.
7.000% due 05/15/2028		50	55
7.250% due 11/15/2029		200	226
8.625% due 07/01/2025		1,190	1,305
Scripps Escrow, Inc.
3.875% due 01/15/2029		500	497
5.875% due 07/15/2027		300	311
Seagate HDD Cayman
3.125% due 07/15/2029		2,000	1,941
3.375% due 07/15/2031		2,250	2,177
4.125% due 01/15/2031		430	439
Sensata Technologies BV 4.000% due 04/15/2029		2,175	2,211
Shift4 Payments LLC 4.625% due 11/01/2026		600	627
SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,718

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.125% due 06/18/2025		1,300	1,632
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	252
Sinclair Television Group, Inc. 4.125% due 12/01/2030		1,125	1,107
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	127
4.125% due 07/01/2030		2,740	2,771
4.625% due 07/15/2024		500	514
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,665
Southern Co. 3.700% due 04/30/2030		3,200	3,532
Southwest Airlines Co. 5.125% due 06/15/2027		710	836
Spectrum Brands, Inc.
3.875% due 03/15/2031		350	345
5.500% due 07/15/2030		1,850	2,000
Speedway Motorsports LLC 4.875% due 11/01/2027		950	962
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,400	2,569
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		84	83
4.100% due 10/01/2029		171	179
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		19	19
4.738% due 03/20/2025		1,125	1,210
5.152% due 09/20/2029		2,200	2,535
Square, Inc.
2.750% due 06/01/2026		1,325	1,350
3.500% due 06/01/2031		1,650	1,667
SRS Distribution, Inc.
4.625% due 07/01/2028		1,325	1,356
6.125% due 07/01/2029		400	413
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,710	4,387
3.375% due 01/15/2031		$4,810	4,611
4.375% due 07/15/2030		800	827
4.750% due 01/15/2028		1,200	1,258
5.000% due 02/15/2027		470	487
Staples, Inc. 7.500% due 04/15/2026		1,931	2,002
Station Casinos LLC 4.500% due 02/15/2028		1,220	1,243
Stericycle, Inc. 3.875% due 01/15/2029		1,425	1,427
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	258
Stryker Corp. 2.900% due 06/15/2050		600	602
Studio City Finance Ltd. 5.000% due 01/15/2029		1,550	1,567
Suburban Propane Partners LP 5.000% due 06/01/2031		1,075	1,102
Sunoco LP 4.500% due 05/15/2029		1,875	1,913
Superior Plus LP 4.500% due 03/15/2029		800	825
Switch Ltd. 3.750% due 09/15/2028		1,960	1,988
Syneos Health, Inc. 3.625% due 01/15/2029		1,050	1,041
T-Mobile USA, Inc.
1.500% due 02/15/2026		700	707
2.050% due 02/15/2028		2,300	2,341
2.250% due 02/15/2026		1,300	1,311
2.550% due 02/15/2031		1,105	1,120
2.875% due 02/15/2031		2,050	2,037
3.000% due 02/15/2041		1,300	1,287
3.300% due 02/15/2051		1,000	1,000
3.500% due 04/15/2031		2,425	2,512
3.750% due 04/15/2027		760	842
3.875% due 04/15/2030		5,010	5,617
4.500% due 02/01/2026		100	102
4.750% due 02/01/2028		2,092	2,244
5.375% due 04/15/2027		945	1,007
Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030		1,000	993
3.025% due 07/09/2040		300	303
3.175% due 07/09/2050		400	405
3.375% due 07/09/2060		1,000	1,029
Teck Resources Ltd. 3.900% due 07/15/2030		700	755
TEGNA, Inc.
4.625% due 03/15/2028		2,110	2,192

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.750% due 03/15/2026		1,000	1,066
Teleflex, Inc. 4.625% due 11/15/2027		200	214
Telesat Canada
4.875% due 06/01/2027		320	309
6.500% due 10/15/2027		350	334
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	310
3.240% due 06/03/2050		1,200	1,178
3.290% due 06/03/2060		1,000	979
3.595% due 01/19/2028		1,000	1,096
3.925% due 01/19/2038		200	218
3.940% due 04/22/2061		2,000	2,216
Tenet Healthcare Corp.
4.250% due 06/01/2029		2,000	2,027
4.625% due 06/15/2028		1,560	1,608
6.125% due 10/01/2028		910	972
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,000	2,077
7.000% due 10/15/2028		300	389
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		809	809
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027		1,500	1,583
Topaz Solar Farms LLC 5.750% due 09/30/2039		518	602
TopBuild Corp. 3.625% due 03/15/2029		225	223
TransDigm, Inc. 4.625% due 01/15/2029		375	376
Transocean Guardian Ltd. 5.875% due 01/15/2024		3,941	3,841
Transocean Pontus Ltd. 6.125% due 08/01/2025		5,119	5,185
Transocean, Inc.
7.250% due 11/01/2025		470	411
8.000% due 02/01/2027		891	751
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	806
Travel + Leisure Co.
4.625% due 03/01/2030		800	828
5.650% due 04/01/2024		9,291	10,154
6.000% due 04/01/2027		188	207
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,400	1,392
TripAdvisor, Inc. 7.000% due 07/15/2025		860	927
Triumph Group, Inc. 8.875% due 06/01/2024		2,291	2,552
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	800	965
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$255	239
Twilio, Inc.
3.625% due 03/15/2029		1,800	1,838
3.875% due 03/15/2031		375	385
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		68	69
U.S. Foods, Inc.
4.750% due 02/15/2029		600	613
6.250% due 04/15/2025		200	212
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,142	2,254
United Airlines Pass-Through Trust
2.700% due 11/01/2033		96	97
2.900% due 11/01/2029		573	573
3.100% due 01/07/2030		143	151
3.500% due 09/01/2031		442	464
4.150% due 02/25/2033		834	916
5.875% due 04/15/2029		4,949	5,501
United Airlines, Inc.
4.375% due 04/15/2026		700	726
4.625% due 04/15/2029		1,100	1,140
United Group BV 4.875% due 07/01/2024	EUR	400	480
UnitedHealth Group, Inc.
2.900% due 05/15/2050		$500	506
3.125% due 05/15/2060		270	279
Univision Communications, Inc.
4.500% due 05/01/2029		2,000	2,020
5.125% due 02/15/2025		2,000	2,047
6.625% due 06/01/2027		4,170	4,524
9.500% due 05/01/2025		700	774
Urban One, Inc. 7.375% due 02/01/2028		300	324

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Vail Resorts, Inc. 6.250% due 05/15/2025		300	322
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		1,384	1,441
Vale Overseas Ltd.
3.750% due 07/08/2030		1,360	1,450
6.875% due 11/10/2039		480	672
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,378
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,376
Veritas U.S., Inc. 7.500% due 09/01/2025		$1,040	1,086
ViaSat, Inc.
5.625% due 09/15/2025		500	511
5.625% due 04/15/2027		380	398
6.500% due 07/15/2028		1,530	1,634
Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	1,252
13.000% due 05/15/2025		1,930	2,274
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		400	405
Vine Energy Holdings LLC 6.750% due 04/15/2029		775	817
Viper Energy Partners LP 5.375% due 11/01/2027		260	272
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	550	653
5.000% due 07/15/2030 (k)		$2,700	2,731
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	6,800	9,398
5.000% due 04/15/2027		2,900	4,176
5.250% due 05/15/2029		100	146
5.500% due 05/15/2029		$4,735	5,096
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	4,366
Vmed O2 UK Financing PLC
3.250% due 01/31/2031	EUR	2,900	3,458
4.250% due 01/31/2031		$3,550	3,492
VMware, Inc. 3.900% due 08/21/2027		280	311
VOC Escrow Ltd. 5.000% due 02/15/2028		721	730
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021		1,000	1,005
4.000% due 11/12/2021		200	203
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	100	120
Walt Disney Co.
3.600% due 01/13/2051		$250	284
3.800% due 05/13/2060		1,000	1,182
WESCO Distribution, Inc.
7.125% due 06/15/2025		2,160	2,337
7.250% due 06/15/2028		3,400	3,792
Western Digital Corp. 4.750% due 02/15/2026		1,950	2,169
Western Midstream Operating LP
4.350% due 02/01/2025		200	212
5.300% due 02/01/2030		2,240	2,515
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	116
White Cap Buyer LLC 6.875% due 10/15/2028		875	938
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (c)		675	701
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,700	1,759
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	1,031
WMG Acquisition Corp.
3.000% due 02/15/2031		1,280	1,216
3.875% due 07/15/2030		860	871
WR Grace & Co-Conn 4.875% due 06/15/2027		3,810	4,045
WRKCo, Inc.
3.750% due 03/15/2025		372	406
3.900% due 06/01/2028		1,110	1,255
4.000% due 03/15/2028		464	524
4.200% due 06/01/2032		100	116
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,874
Wynn Las Vegas LLC
5.250% due 05/15/2027		100	108
5.500% due 03/01/2025		1,225	1,322
Wynn Macau Ltd.
5.500% due 01/15/2026		2,420	2,540

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.500% due 10/01/2027	400	417
5.625% due 08/26/2028	2,025	2,117
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,020	1,079
Yara International ASA
3.148% due 06/04/2030	290	311
4.750% due 06/01/2028	970	1,144
Yellowstone Energy LP 5.750% due 12/31/2026 «	2,294	2,527
Yum! Brands, Inc.
3.625% due 03/15/2031	310	309
4.625% due 01/31/2032	2,800	2,948
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	3,370	3,351
6.125% due 03/01/2028	1,200	1,227
Ziggo Bond Co. BV 5.125% due 02/28/2030	600	615
Ziggo BV 4.875% due 01/15/2030	5,500	5,645
ZoomInfo Technologies LLC 3.875% due 02/01/2029	975	970

		1,415,008

UTILITIES 5.7%
Alabama Power Co. 1.450% due 09/15/2030	1,570	1,501
Ameren Illinois Co. 3.250% due 03/15/2050	300	326
AT&T, Inc.
2.250% due 02/01/2032	1,000	983
2.550% due 12/01/2033	547	542
2.750% due 06/01/2031	2,000	2,081
3.300% due 02/01/2052	870	849
3.500% due 06/01/2041	2,000	2,081
3.500% due 09/15/2053	2,526	2,542
3.500% due 02/01/2061	1,000	989
3.550% due 09/15/2055	10,091	10,140
3.650% due 06/01/2051	490	510
3.650% due 09/15/2059	6,552	6,654
3.800% due 12/01/2057	1,157	1,208
4.300% due 02/15/2030	1,600	1,851
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	275	281
Avangrid, Inc. 3.150% due 12/01/2024	300	321
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	200	213
Blue Racer Midstream LLC 7.625% due 12/15/2025	325	353
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	600	619
4.625% due 02/04/2030	1,700	1,760
Clearway Energy Operating LLC
3.750% due 02/15/2031	1,815	1,808
4.750% due 03/15/2028	420	441
5.000% due 09/15/2026	100	103
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	475	550
Crestwood Midstream Partners LP 6.000% due 02/01/2029	1,925	2,019
CrownRock LP 5.000% due 05/01/2029	625	657
Duke Energy Carolinas LLC 3.700% due 12/01/2047	100	113
Duke Energy Florida LLC 1.750% due 06/15/2030	900	883
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	975	960
Edison International
3.125% due 11/15/2022	900	927
3.550% due 11/15/2024	400	426
Electricite de France S.A. 5.250% due 10/13/2055	300	402
Endeavor Energy Resources LP
5.500% due 01/30/2026	200	208
6.625% due 07/15/2025	1,360	1,459
Enel Finance International NV
2.650% due 09/10/2024	4,400	4,628
3.625% due 05/25/2027	4,000	4,399
6.000% due 10/07/2039	1,300	1,824
Entergy Corp. 2.950% due 09/01/2026	100	107
Entergy Texas, Inc. 1.750% due 03/15/2031	2,000	1,920

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		3,800	4,239
6.750% due 08/06/2023		1,000	1,048
Eversource Energy 1.650% due 08/15/2030		850	815
Exelon Corp.
4.050% due 04/15/2030		580	661
4.700% due 04/15/2050		200	253
FEL Energy SARL 5.750% due 12/01/2040		5,271	5,606
FirstEnergy Corp. 2.250% due 09/01/2030		280	269
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	2,074
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		11,500	11,950
6.000% due 11/27/2023		400	441
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	4,715
3.250% due 02/25/2030		7,230	7,215
Genesis Energy LP 8.000% due 01/15/2027		1,525	1,604
India Green Energy Holdings 5.375% due 04/29/2024		1,200	1,257
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		780	840
4.250% due 05/01/2030		200	225
Kentucky Utilities Co. 3.300% due 06/01/2050		100	106
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	592
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	732
Narragansett Electric Co. 3.395% due 04/09/2030		600	658
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	5,218
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,837
7.768% due 12/15/2037		439	629
NiSource, Inc. 3.600% due 05/01/2030		800	887
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		142	142
ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,294
7.500% due 09/01/2023		1,498	1,688
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		5,000	5,011
1.750% due 06/16/2022		1,700	1,699
2.100% due 08/01/2027		300	292
2.500% due 02/01/2031		1,400	1,314
2.950% due 03/01/2026		400	410
3.150% due 01/01/2026		910	939
3.250% due 06/15/2023		300	310
3.250% due 06/01/2031		250	246
3.300% due 03/15/2027		700	725
3.300% due 12/01/2027		2,600	2,675
3.400% due 08/15/2024		600	630
3.450% due 07/01/2025		50	52
3.500% due 06/15/2025		1,100	1,154
3.500% due 08/01/2050		1,150	1,026
3.750% due 02/15/2024		890	934
3.750% due 07/01/2028		150	157
3.750% due 08/15/2042		100	91
3.950% due 12/01/2047		500	466
4.200% due 06/01/2041		400	395
4.250% due 08/01/2023		100	106
4.250% due 03/15/2046		100	96
4.300% due 03/15/2045		600	578
4.450% due 04/15/2042		500	496
4.500% due 07/01/2040		1,400	1,403
4.550% due 07/01/2030		541	579
4.600% due 06/15/2043		300	299
4.650% due 08/01/2028		600	661
4.950% due 07/01/2050		441	454
Pattern Energy Operations LP 4.500% due 08/15/2028		720	747
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		122	127
Petrobras Global Finance BV
5.093% due 01/15/2030		30,087	32,878
7.375% due 01/17/2027		700	864
PLT Finance SARL 4.625% due 01/05/2026	EUR	1,000	1,228

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

PT Perusahaan Listrik Negara
3.000% due 06/30/2030	$5,000	5,023
4.000% due 06/30/2050	5,400	5,373
4.125% due 05/15/2027	400	434
4.375% due 02/05/2050	1,000	1,026
4.875% due 07/17/2049	3,000	3,278
6.150% due 05/21/2048	2,820	3,571
6.250% due 01/25/2049	2,000	2,528
Puget Energy, Inc. 4.100% due 06/15/2030	690	774
Rio Oil Finance Trust
8.200% due 04/06/2028	2,352	2,724
9.250% due 07/06/2024	8,792	9,760
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	2,850	2,889
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,900	1,836
Sinopec Group Overseas Development Ltd.
3.500% due 05/03/2026	8,400	9,192
3.625% due 04/12/2027	10,100	11,116
Southern California Edison Co.
2.850% due 08/01/2029	100	104
3.650% due 02/01/2050	1,400	1,403
3.700% due 08/01/2025	230	251
4.650% due 10/01/2043	800	921
4.875% due 03/01/2049	300	356
5.625% due 02/01/2036	1,000	1,273
6.650% due 04/01/2029	200	250
Southern California Gas Co. 2.550% due 02/01/2030	800	828
Southern Gas Corridor CJSC 6.875% due 03/24/2026	8,280	9,920
Sprint Communications, Inc.
6.000% due 11/15/2022	900	954
11.500% due 11/15/2021	100	104
Sprint Corp.
7.125% due 06/15/2024	7,910	9,136
7.250% due 09/15/2021	2,870	2,918
7.625% due 02/15/2025	8,100	9,634
7.625% due 03/01/2026	3,700	4,524
7.875% due 09/15/2023	5,185	5,897
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,214
Talen Energy Supply LLC
6.625% due 01/15/2028	300	275
7.250% due 05/15/2027	1,320	1,233
Tallgrass Energy Partners LP
6.000% due 12/31/2030	2,775	2,892
7.500% due 10/01/2025	760	835
Targa Resources Partners LP
4.000% due 01/15/2032	775	798
4.875% due 02/01/2031	5,445	5,902
6.875% due 01/15/2029	380	429
Telecom Italia Capital S.A.
7.200% due 07/18/2036	100	129
7.721% due 06/04/2038	150	205
Verizon Communications, Inc.
2.550% due 03/21/2031	1,800	1,841
2.987% due 10/30/2056	3,400	3,202
3.550% due 03/22/2051	1,400	1,498
3.700% due 03/22/2061	150	161
Vodafone Group PLC
4.375% due 02/19/2043	3,100	3,627
4.875% due 06/19/2049	930	1,175
5.125% due 06/19/2059	700	917
5.250% due 05/30/2048	1,000	1,320
7.875% due 02/15/2030	300	429
VTR Comunicaciones SpA 5.125% due 01/15/2028	2,066	2,163

		313,917

Total Corporate Bonds & Notes (Cost $2,570,385)		2,675,808

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	56	57

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	35	36
6.899% due 12/01/2040	720	1,024

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	65	66

		1,126

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,025	2,044

Total Municipal Bonds & Notes (Cost $3,161)		3,227

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.533% due 10/18/2030 •	1	1
4.559% due 09/25/2040 •(a)	561	73
5.709% due 09/25/2037 •(a)	640	109
6.500% due 06/25/2028	27	30
6.850% due 12/18/2027	15	16
Freddie Mac
0.573% due 09/15/2030 •	6	6
1.316% due 10/25/2044 •	38	39
1.328% due 02/25/2045 •	6	6
1.516% due 07/25/2044 •	63	65
6.500% due 07/25/2043	5	6
Ginnie Mae
2.000% (H15T1Y + 1.500%) due 03/20/2026 ~	4	4
2.125% (H15T1Y + 1.500%) due 11/20/2023 ~	2	2
2.125% due 11/20/2026 - 11/20/2027 •	9	9
2.250% (H15T1Y + 1.500%) due 07/20/2026 ~	4	4
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	6	6
6.112% due 09/16/2042 ~	202	210
Small Business Administration
4.340% due 03/01/2024	9	10
5.080% due 11/01/2022	10	10
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	874	919
3.500% due 11/01/2045 - 10/01/2048	11,289	11,933
4.000% due 07/01/2048 - 10/01/2049	6,597	7,028
5.000% due 11/01/2035	28	32
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2051	118,000	124,290
4.000% due 08/01/2051	48,100	51,264

Total U.S. Government Agencies (Cost $195,604)		196,073

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
1.625% due 11/15/2050	27,320	24,545
1.875% due 02/15/2041	75,000	73,441
2.875% due 05/15/2043	12,532	14,416
2.875% due 05/15/2049	15,650	18,331
3.125% due 02/15/2042	30,600	36,513
3.125% due 02/15/2043	18,631	22,267
3.750% due 11/15/2043	1,500	1,970
U.S. Treasury Notes
1.250% due 03/31/2028	66,000	66,271
2.000% due 06/30/2024 (m)	42,600	44,558
2.000% due 08/15/2025	29,800	31,368
2.125% due 02/29/2024 (m)	17,100	17,894
2.125% due 07/31/2024	34,200	35,927
2.125% due 09/30/2024	22,400	23,565
2.250% due 11/15/2024 (m)	16,300	17,235
2.250% due 12/31/2024 (m)	87,000	92,081
2.625% due 12/31/2023	31,000	32,759
2.875% due 10/31/2023 (m)	34,900	36,979
2.875% due 08/15/2028	77,800	86,543
3.125% due 11/15/2028	12,600	14,257

Total U.S. Treasury Obligations (Cost $662,930)		690,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust 2.699% due 01/25/2036 ^~	80	77
American Home Mortgage Assets Trust
0.302% due 10/25/2046 •	515	341
0.472% due 05/25/2046 ^•	179	161
0.816% due 02/25/2047 •	14,840	8,481
American Home Mortgage Investment Trust
1.921% due 12/25/2035 •	499	268
6.000% due 03/25/2047 þ	2,460	2,279
BAMLL Commercial Mortgage Securities Trust 1.123% due 04/15/2036 •	3,600	3,595
Banc of America Funding Trust
2.372% due 03/20/2036 ~	27	26

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.854% due 09/20/2035 ^~	40	38
5.500% due 01/25/2036	149	141
6.000% due 07/25/2037 ^	266	264
6.000% due 08/25/2037 ^	89	86
Banc of America Mortgage Trust
2.474% due 06/25/2035 ~	79	75
2.787% due 02/25/2036 ^~	14	14
3.109% due 11/20/2046 ^~	760	732
6.000% due 10/25/2036 ^	111	111
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	699
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~	1	1
2.509% due 02/25/2033 ~	2	2
2.615% due 01/25/2035 ~	253	257
2.742% due 01/25/2034 ~	5	5
2.756% due 01/25/2035 ~	8	9
2.829% due 02/25/2033 ~	2	2
3.129% due 02/25/2036 ^~	266	264
3.171% due 08/25/2035 ^~	450	448
Bear Stearns ALT-A Trust
0.432% due 08/25/2036 ^•	648	614
2.624% due 05/25/2035 ~	90	93
3.008% due 09/25/2035 ^~	417	327
3.088% due 08/25/2036 ^~	351	302
3.089% due 11/25/2036 ^~	2,544	1,711
3.115% due 11/25/2036 ~	131	101
3.326% due 03/25/2036 ^~	209	182
3.344% due 11/25/2036 ^~	131	92
Chase Mortgage Finance Trust
5.500% due 11/25/2035	333	314
5.500% due 07/25/2037 ^	1,084	328
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.302% due 10/25/2046 •	2,271	2,338
0.342% due 01/25/2036 •	99	96
Citigroup Commercial Mortgage Trust
2.023% due 02/15/2039 •	4,004	4,150
3.209% due 05/10/2049	1,100	1,190
Citigroup Global Markets Mortgage Securities, Inc. 0.592% due 05/25/2032 •	8	7
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~	12	13
2.470% due 05/25/2035 •	12	12
2.480% due 10/25/2035 ^•	173	180
2.529% due 04/25/2037 ^~	242	217
2.530% due 10/25/2035 •	109	110
2.996% due 08/25/2035 ^~	21	18
3.234% due 09/25/2037 ^~	295	292
4.212% due 09/25/2037 ^~	149	156
Citigroup Mortgage Loan Trust, Inc. 2.579% due 05/25/2035 ~	179	185
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	639	642
Commercial Mortgage Trust
4.228% due 05/10/2051	1,000	1,150
4.389% due 07/10/2045 ~	700	744
Countrywide Alternative Loan Trust
0.288% due 12/20/2046 ^•	1,029	901
0.332% due 06/25/2036 •	2,394	2,324
0.373% due 09/20/2046 •	406	275
0.452% due 04/25/2046 •	7,702	7,584
0.492% due 02/25/2036 •	5,469	5,228
0.513% due 07/20/2046 ^•	414	329
0.751% due 11/20/2035 •	2,953	2,835
1.116% due 12/25/2035 •	92	84
2.678% due 10/25/2035 ^~	16	14
3.051% due 02/25/2037 ^~	646	646
5.500% due 11/25/2035 ^	611	478
5.500% due 12/25/2035 ^	464	392
5.500% due 01/25/2036	144	118
5.750% due 02/25/2035	377	354
5.750% due 03/25/2037 ^•	104	82
6.000% due 02/25/2037 ^	2,758	1,613
6.250% due 11/25/2036 ^	897	807
6.250% due 12/25/2036 ^•	539	370
6.250% due 08/25/2037 ^	3,474	2,659
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •	83	73
2.241% due 02/25/2034 ~	101	102
2.241% due 07/20/2034 ~	87	87
2.915% due 04/20/2035 ~	15	15
5.500% due 01/25/2035	272	276
5.500% due 09/25/2035 ^	121	121
5.500% due 12/25/2035 ^	269	220
6.000% due 05/25/2036 ^	155	112
6.000% due 01/25/2037 ^	3,314	2,466

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •		74	72
Credit Suisse First Boston Mortgage Securities Corp.
2.736% due 06/25/2033 ~		83	84
6.000% due 01/25/2036 ^		515	402
Credit Suisse Mortgage Capital Trust 2.980% due 10/27/2059 ~		1,180	1,190
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.620% due 10/25/2035 ~		27	26
5.500% due 12/25/2035 ^		260	257
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		99	98
Dilosk RMBS DAC 0.207% due 12/20/2057 •	EUR	240	285
Dragon Finance BV 1.267% due 07/13/2023 •	GBP	2,696	3,672
EMF-NL Prime BV 0.263% due 04/17/2041	EUR	825	944
Eurosail PLC
0.000% due 09/10/2044 •		4,400	5,021
0.784% due 09/13/2045 •	GBP	6,397	8,703
1.034% due 06/13/2045 •		5,194	7,200
1.034% due 06/13/2045 •		711	985
Finsbury Square PLC 1.059% due 12/16/2069 •		84	117
First Horizon Mortgage Pass-Through Trust
2.686% due 02/25/2036 ~		$60	56
5.750% due 05/25/2037 ^		534	357
GMAC Mortgage Corp. Loan Trust
2.998% due 11/19/2035 ~		55	55
3.052% due 04/19/2036 ^~		37	33
GreenPoint Mortgage Funding Trust 0.632% due 11/25/2045 •		34	31
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~		85	86
GSR Mortgage Loan Trust
2.336% due 06/25/2034 ~		20	20
2.482% due 05/25/2034 ~		99	98
2.793% due 09/25/2035 ~		10	10
2.825% due 11/25/2035 ~		227	230
2.869% due 05/25/2035 ~		201	198
2.927% due 01/25/2036 ^~		53	54
3.106% due 11/25/2035 ^~		66	49
6.000% due 02/25/2036 ^		1,235	872
6.000% due 03/25/2037 ^		237	184
6.000% due 05/25/2037 ^		69	63
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •		398	389
0.283% due 01/19/2038 •		549	528
0.298% due 12/19/2036 •		2,447	2,301
3.132% due 06/19/2036 ^~		137	88
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	10,486	14,579
HomeBanc Mortgage Trust
0.612% due 01/25/2036 •		$162	161
2.744% due 04/25/2037 ^~		1	1
HPLY Trust 1.073% due 11/15/2036 •		814	815
IndyMac Mortgage Loan Trust
0.362% due 06/25/2037 ^•		95	120
0.572% due 07/25/2035 •		34	33
2.838% due 07/25/2037 ~		111	90
2.976% due 06/25/2036 ~		265	262
3.158% due 08/25/2036 ~		58	44
JP Morgan Alternative Loan Trust 0.372% due 03/25/2037 •		622	651
JP Morgan Mortgage Trust
2.633% due 06/25/2037 ^~		1,014	842
2.641% due 04/25/2036 ^~		201	186
2.696% due 07/25/2035 ~		24	25
2.761% due 07/25/2035 ~		23	23
2.856% due 06/25/2036 ^~		56	49
2.927% due 04/25/2035 ~		256	262
2.949% due 07/27/2037 ~		796	786
3.214% due 08/25/2035 ^~		186	175
5.750% due 01/25/2036 ^		220	151
Lehman XS Trust 0.272% due 07/25/2037 ^•		408	392
MASTR Adjustable Rate Mortgages Trust
0.572% due 05/25/2037 •		103	59
0.712% due 09/25/2037 •		3,694	3,653
0.772% due 05/25/2047 ^•		306	368
0.856% due 01/25/2047 ^•		461	933
2.275% due 11/25/2033 ~		13	13
2.505% due 08/25/2034 ~		8	8

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•		506	28
Merrill Lynch Alternative Note Asset Trust 2.916% due 06/25/2037 ^~		120	90
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •		757	751
2.653% due 11/25/2035 •		53	53
2.945% due 12/25/2035 ~		357	307
3.196% due 05/25/2034 ~		105	107
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		6,923	7,139
2.750% due 08/25/2059 ~		1,482	1,538
Morgan Stanley Mortgage Loan Trust
2.296% due 07/25/2035 ^~		102	99
2.888% due 11/25/2037 ~		749	647
6.000% due 10/25/2037 ^		4,114	3,185
MortgageIT Securities Corp. Mortgage Loan Trust 0.592% due 09/25/2037 •		4,831	4,436
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		5,795	6,047
2.750% due 11/25/2059 ~		6,122	6,339
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		109	114
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.852% due 12/25/2035 •		595	599
Prime Mortgage Trust 0.592% due 02/25/2035 •		206	201
RBSGC Structured Trust 5.500% due 11/25/2035 ^~		1,576	1,538
RBSSP Resecuritization Trust
0.591% due 04/26/2037 •		58	58
6.500% due 10/26/2036 ~		1,267	1,245
Residential Accredit Loans, Inc. Trust
0.192% due 05/25/2037 •		309	299
0.322% due 05/25/2037 ^•		44	34
0.472% due 07/25/2036 •		128	135
0.492% due 12/25/2046 ^•		171	160
3.544% due 02/25/2035 ^~		66	58
5.071% due 02/25/2036 ^~		100	87
6.000% due 06/25/2036 ^		72	69
6.000% due 05/25/2037 ^		63	62
6.500% due 07/25/2036		296	290
Residential Asset Securitization Trust
0.492% due 01/25/2046 ^•		802	269
6.000% due 02/25/2036		344	218
6.250% due 09/25/2037 ^		1,920	1,116
Residential Funding Mortgage Securities, Inc. Trust
3.148% due 09/25/2035 ^~		152	115
3.856% due 02/25/2036 ^~		256	242
6.000% due 10/25/2036 ^		298	285
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	2,382	3,309
Structured Adjustable Rate Mortgage Loan Trust
0.492% due 04/25/2047 •		$466	450
2.961% due 09/25/2035 ~		774	753
2.964% due 05/25/2036 ^~		348	314
2.978% due 01/25/2035 ~		177	180
3.132% due 03/25/2036 ^~		54	47
3.156% due 09/25/2036 ^~		1,047	924
Structured Asset Mortgage Investments Trust
0.532% due 05/25/2036 •		780	763
0.612% due 05/25/2046 ^•		5	2
0.753% due 09/19/2032 •		11	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.337% due 06/25/2033 ~		36	35
Towd Point Mortgage Funding PLC
1.111% due 10/20/2051 •	GBP	65	90
1.111% due 10/20/2051 •		2,003	2,786
Uropa Securities PLC
0.284% due 06/10/2059 •		7,532	10,188
0.434% due 06/10/2059 •		1,942	2,606
0.634% due 06/10/2059 •		1,519	2,041
0.834% due 06/10/2059 •		1,619	2,185
Verus Securitization Trust 3.889% due 03/25/2060 ~		$100	105
Wachovia Mortgage Loan Trust LLC
2.477% due 10/20/2035 ~		26	19
2.880% due 08/20/2035 ^~		162	163
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •		595	586
0.632% due 12/25/2045 •		520	504
0.732% due 08/25/2045 •		369	367
0.816% due 02/25/2047 ^•		370	354
0.866% due 06/25/2047 ^•		41	11
0.938% due 12/25/2046 •		170	169
0.996% due 10/25/2046 ^•		671	633

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.116% due 08/25/2046 •	1,155	1,154
1.316% due 11/25/2042 •	1	1
1.516% due 06/25/2042 •	2	2
1.516% due 08/25/2042 •	2	2
1.593% due 02/27/2034 •	16	17
1.843% due 07/25/2046 •	623	610
1.843% due 10/25/2046 •	122	119
2.746% due 09/25/2033 ~	1,698	1,730
3.029% due 09/25/2036 ^~	220	218
3.031% due 02/25/2037 ^~	1,755	1,740
3.103% due 12/25/2036 ^~	239	231
Washington Mutual Mortgage Pass-Through Certificates Trust
0.332% due 01/25/2047 ^•	428	436
0.956% due 05/25/2047 ^•	22	2
4.146% due 09/25/2036 þ	17,675	7,504
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	954
4.218% due 07/15/2046 ~	500	529
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 04/25/2036 ^~	25	24
2.704% due 09/25/2033 ~	23	23
2.844% due 11/25/2037 ^~	331	328

Total Non-Agency Mortgage-Backed Securities (Cost $197,146)		207,123

ASSET-BACKED SECURITIES 4.0%
Aames Mortgage Investment Trust 1.397% due 06/25/2035 •	8,000	7,680
ACE Securities Corp. Home Equity Loan Trust 0.692% due 02/25/2036 •	272	271
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.767% due 01/25/2036 •	3,222	3,207
Argent Securities Trust 0.632% due 05/25/2036 •	614	233
Asset-Backed Funding Certificates Trust
0.252% due 01/25/2037 •	648	460
0.312% due 01/25/2037 •	2,775	1,986
0.692% due 10/25/2034 •	608	605
Bear Stearns Asset-Backed Securities Trust
0.827% due 09/25/2035 •	762	762
0.892% due 10/27/2032 •	22	22
0.892% due 09/25/2046 •	2,099	2,063
1.092% due 10/25/2037 •	101	101
1.142% due 08/25/2037 •	299	285
1.342% due 08/25/2037 •	555	558
Carrington Mortgage Loan Trust
0.887% due 09/25/2035 •	1,500	1,487
0.917% due 02/25/2035 •	4,083	4,072
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •	949	959
Citigroup Mortgage Loan Trust
0.592% due 08/25/2036 •	2,051	2,020
7.250% due 05/25/2036 þ	177	126
Countrywide Asset-Backed Certificates
0.252% due 03/25/2037 •	2,357	2,343
0.272% due 06/25/2047 •	120	120
0.312% due 09/25/2037 ^•	118	119
0.322% due 05/25/2037 •	2,400	2,298
0.352% due 11/25/2037 •	4,227	3,960
0.382% due 06/25/2037 •	4,892	4,808
0.382% due 11/25/2037 •	8,597	8,222
0.792% due 11/25/2036 •	926	806
4.471% due 10/25/2046 ^~	211	212
4.558% due 07/25/2036 ~	369	372
5.430% due 02/25/2033 ^~	8	8
Countrywide Asset-Backed Certificates Trust
0.252% due 09/25/2046 •	34	34
6.095% due 08/25/2035 þ	285	293
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ	277	106
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •	1,050	770
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •	16	16
0.572% due 10/25/2036 •	1,033	853
1.367% due 07/25/2034 •	253	254
First NLC Trust
0.232% due 08/25/2037 •	164	107
0.372% due 08/25/2037 •	109	73
GSAA Home Equity Trust
0.392% due 03/25/2037 •	216	121
0.432% due 09/25/2036 •	1,044	346
0.572% due 11/25/2036 •	13,474	6,667
0.692% due 05/25/2047 •	156	122
Home Equity Asset Trust 0.652% due 08/25/2036 •	520	520

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
0.232% due 11/25/2036 •		7,159	6,743
0.282% due 04/25/2037 •		3,827	2,914
0.332% due 11/25/2036 •		1,600	1,375
0.752% due 03/25/2036 •		6,000	5,797
JP Morgan Mortgage Acquisition Corp. 0.602% due 02/25/2036 ^•		9,089	9,024
JP Morgan Mortgage Acquisition Trust 0.392% due 07/25/2036 •		1,071	628
Long Beach Mortgage Loan Trust 0.852% due 08/25/2045 •		108	108
MASTR Asset-Backed Securities Trust
0.252% due 11/25/2036 •		8,748	6,459
0.917% due 10/25/2034 •		307	305
MASTR Specialized Loan Trust 0.842% due 11/25/2035 •		3,824	3,822
Merrill Lynch Mortgage Investors Trust
0.162% due 04/25/2047 •		1,182	670
0.352% due 03/25/2037 •		1,349	1,254
0.412% due 03/25/2037 •		705	658
Monroe Capital BSL CLO Ltd. 1.270% due 05/22/2027 •		1,671	1,672
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •		556	339
0.192% due 09/25/2036 •		1,623	771
0.232% due 10/25/2036 •		2,045	1,221
0.312% due 10/25/2036 •		1,239	748
1.667% due 09/25/2034 •		825	827
Morgan Stanley Home Equity Loan Trust 0.442% due 04/25/2037 •		188	127
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •		243	108
6.226% due 10/25/2036 ^þ		212	93
Nassau Ltd. 2.338% due 07/20/2029 •		1,700	1,702
New Century Home Equity Loan Trust
0.752% due 02/25/2036 •		300	300
0.977% due 05/25/2034 •		5,715	5,680
Option One Mortgage Loan Trust
0.232% due 03/25/2037 •		314	293
0.312% due 01/25/2037 •		429	304
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.052% due 03/25/2035 •		14,314	14,281
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		744	747
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	386
Residential Asset Securities Corp. Trust 1.187% due 03/25/2035 •		634	629
Saxon Asset Securities Trust 4.201% due 08/25/2035 þ		1	2
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 ^•		190	64
0.302% due 11/25/2036 •		25,991	10,318
0.672% due 11/25/2035 •		81	81
0.672% due 12/25/2035 •		514	507
SG Mortgage Securities Trust 0.302% due 10/25/2036 •		2,000	1,625
SMB Private Education Loan Trust
0.392% due 09/15/2054 •		1,019	1,019
2.750% due 07/15/2027		1,712	1,730
SoFi Professional Loan Program LLC 1.192% due 10/27/2036 •		1,272	1,277
Soundview Home Loan Trust
0.242% due 06/25/2037 •		3,087	2,514
0.292% due 01/25/2037 •		9,557	9,471
0.352% due 02/25/2037 •		1,417	543
Specialty Underwriting & Residential Finance Trust 0.692% due 12/25/2036 •		491	484
START Ireland 4.089% due 03/15/2044		363	367
Structured Asset Investment Loan Trust
0.242% due 09/25/2036 •		352	346
0.412% due 05/25/2036 •		315	311
0.812% due 05/25/2035 •		240	240
0.892% due 07/25/2034 •		6,927	6,859
0.992% due 04/25/2035 •		11,000	10,847
Towd Point Mortgage Trust
1.092% due 10/25/2048 •		17,685	17,837
1.092% due 05/25/2058 •		898	906
2.900% due 10/25/2059 ~		17,320	17,952
Vendome Funding CLO DAC 1.860% due 07/20/2031 •	EUR	2,000	2,374

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Venture CLO Ltd. 1.064% due 04/15/2027 •		$847	846

Total Asset-Backed Securities (Cost $212,041)			218,952

SOVEREIGN ISSUES 16.2%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	2,425
Angolan Government International Bond 8.000% due 11/26/2029		$4,600	4,733
Argentina Government International Bond
0.125% due 07/09/2030 þ		76,077	27,464
0.125% due 07/09/2035 þ		3,241	1,034
0.125% due 07/09/2041 þ		12,275	4,394
1.000% due 07/09/2029		2,318	883
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	1,550	1,857
Brazil Government International Bond
2.875% due 06/06/2025		$1,000	1,029
4.750% due 01/14/2050		7,101	6,910
5.000% due 01/27/2045		1,800	1,827
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	5,280
2.450% due 01/31/2031		$600	612
Colombia Government International Bond 4.500% due 01/28/2026		10,000	10,938
Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	1,063
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,665
5.300% due 01/21/2041		2,250	2,250
5.500% due 01/27/2025		7,000	7,703
5.875% due 01/30/2060		5,200	5,195
5.950% due 01/25/2027		1,800	2,029
6.000% due 07/19/2028		3,400	3,873
6.400% due 06/05/2049		3,700	3,987
6.500% due 02/15/2048		1,250	1,367
6.850% due 01/27/2045		7,700	8,730
6.875% due 01/29/2026		4,000	4,644
7.450% due 04/30/2044		800	966
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	325
0.500% due 07/31/2030 þ		10,313	8,895
0.500% due 07/31/2035 þ		6,062	4,176
0.500% due 07/31/2040 þ		2,778	1,730
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,700	7,064
5.577% due 02/21/2023		$8,900	9,367
5.625% due 04/16/2030	EUR	7,150	8,535
6.375% due 04/11/2031		6,300	7,808
7.053% due 01/15/2032		$2,200	2,262
7.500% due 02/16/2061		4,000	3,762
7.600% due 03/01/2029		200	220
7.625% due 05/29/2032		2,000	2,127
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,710
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	7,272
3.125% due 09/30/2049		6,000	6,137
3.875% due 04/16/2050		7,000	8,083
Export-Import Bank of India
3.250% due 01/15/2030		5,000	5,091
3.875% due 03/12/2024		1,400	1,497
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	207
Ghana Government International Bond
6.375% due 02/11/2027		900	907
7.875% due 03/26/2027		6,680	7,077
7.875% due 02/11/2035		2,000	1,976
8.125% due 03/26/2032		5,260	5,348
8.750% due 03/11/2061		1,500	1,446
8.950% due 03/26/2051		3,100	3,074
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	4,400
4.900% due 06/01/2030		1,400	1,580
5.375% due 04/24/2032		700	815
5.750% due 06/06/2022		15,500	16,139
6.125% due 06/01/2050		3,200	3,928
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,947
3.750% due 04/25/2022		$5,000	5,137
4.350% due 01/11/2048		200	228
4.750% due 01/08/2026		10,600	12,118
4.750% due 07/18/2047		1,000	1,194
5.250% due 01/17/2042		9,400	11,740
6.625% due 02/17/2037		14,500	20,052

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Israel Government International Bond
3.375% due 01/15/2050		3,600	3,854
3.800% due 05/13/2060		2,480	2,830
4.125% due 01/17/2048		800	965
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	5,461
5.250% due 03/22/2030		3,200	3,974
5.875% due 10/17/2031		2,000	2,556
6.625% due 03/22/2048		1,000	1,249
Jordan Government International Bond 5.850% due 07/07/2030		$5,100	5,326
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,842
2.375% due 11/09/2028		3,200	4,256
Kenya Government International Bond
6.300% due 01/23/2034		$1,750	1,753
7.000% due 05/22/2027		700	770
8.000% due 05/22/2032		2,800	3,159
8.250% due 02/28/2048		1,500	1,655
Kuwait International Government Bond 3.500% due 03/20/2027		14,915	16,661
Mexico Government International Bond
3.750% due 04/19/2071		900	825
3.771% due 05/24/2061		29,826	27,816
4.280% due 08/14/2041		524	551
4.750% due 04/27/2032		1,600	1,836
4.750% due 03/08/2044		1,000	1,108
5.000% due 04/27/2051		2,000	2,276
5.750% due 10/12/2110		6,000	7,192
Mongolia Government International Bond
4.450% due 07/07/2031 (b)		2,000	1,967
5.625% due 05/01/2023		1,600	1,694
Nigeria Government International Bond
6.500% due 11/28/2027		6,900	7,334
7.143% due 02/23/2030		4,400	4,655
7.625% due 11/21/2025		6,800	7,687
7.875% due 02/16/2032		4,700	5,076
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	1,900	2,489
Oman Government International Bond
4.750% due 06/15/2026		$3,300	3,431
4.875% due 02/01/2025		2,000	2,100
5.375% due 03/08/2027		4,900	5,168
5.625% due 01/17/2028		5,000	5,268
6.000% due 08/01/2029		4,000	4,264
6.250% due 01/25/2031		2,400	2,584
6.750% due 10/28/2027		600	674
6.750% due 01/17/2048		11,680	11,658
7.000% due 01/25/2051		2,000	2,041
Panama Government International Bond
3.870% due 07/23/2060		700	717
4.500% due 04/16/2050		2,200	2,504
6.700% due 01/26/2036		10,200	13,880
9.375% due 04/01/2029		2,100	3,112
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,878
5.600% due 03/13/2048		2,200	2,593
6.100% due 08/11/2044		3,600	4,489
Peru Government International Bond
2.783% due 01/23/2031		2,175	2,221
5.625% due 11/18/2050		150	207
5.940% due 02/12/2029	PEN	25,250	7,185
6.350% due 08/12/2028		9,640	2,805
6.950% due 08/12/2031		18,780	5,481
8.200% due 08/12/2026		490	158
8.750% due 11/21/2033		$11,040	17,359
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		7,300	7,590
2.800% due 06/23/2030		1,300	1,332
3.800% due 06/23/2050		1,300	1,365
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,289
4.000% due 03/14/2029		1,200	1,384
4.400% due 04/16/2050		6,300	7,682
4.500% due 04/23/2028		3,300	3,901
4.817% due 03/14/2049		4,200	5,418
5.103% due 04/23/2048		600	798
Romania Government International Bond
2.000% due 04/14/2033	EUR	2,000	2,358
2.625% due 12/02/2040		3,700	4,362
2.750% due 04/14/2041		375	443
3.375% due 01/28/2050		2,710	3,439
4.625% due 04/03/2049		4,620	6,960
Russia Government International Bond
4.750% due 05/27/2026		$2,000	2,275
4.875% due 09/16/2023		27,350	29,747

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.100% due 03/28/2035		8,200	9,768
5.250% due 06/23/2047		400	504
5.625% due 04/04/2042		4,000	5,145
Saudi Government International Bond
2.375% due 10/26/2021		4,480	4,509
2.500% due 02/03/2027		7,400	7,733
2.875% due 03/04/2023		3,000	3,117
3.450% due 02/02/2061		2,000	2,001
3.750% due 01/21/2055		3,100	3,284
4.500% due 10/26/2046		31,000	36,441
5.000% due 04/17/2049		300	380
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	868
6.250% due 05/23/2033		$1,700	1,797
Serbia Government International Bond
1.500% due 06/26/2029	EUR	4,400	5,264
1.650% due 03/03/2033		2,500	2,909
3.125% due 05/15/2027		2,900	3,831
South Africa Government International Bond
4.300% due 10/12/2028 (k)		$5,300	5,486
4.665% due 01/17/2024		12,100	13,038
4.850% due 09/30/2029		4,400	4,679
5.650% due 09/27/2047		3,260	3,332
5.750% due 09/30/2049		8,600	8,818
5.875% due 06/22/2030 (k)		1,100	1,258
6.300% due 06/22/2048 (k)		2,100	2,300
Sri Lanka Government International Bond
5.750% due 04/18/2023		7,070	5,294
6.200% due 05/11/2027		800	496
7.850% due 03/14/2029		1,800	1,152
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,317
5.125% due 02/17/2028		9,600	9,348
5.250% due 03/13/2030		3,000	2,856
5.600% due 11/14/2024		5,920	6,097
5.750% due 05/11/2047		4,100	3,513
5.875% due 06/26/2031		200	195
6.000% due 01/14/2041		8,500	7,716
6.125% due 10/24/2028		10,600	10,800
7.375% due 02/05/2025		6,200	6,718
7.625% due 04/26/2029		6,200	6,806
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	10,300	11,437
6.750% due 06/20/2026		5,300	6,875
7.750% due 09/01/2021		$9,300	9,393
7.750% due 09/01/2022		19,500	20,525
7.750% due 09/01/2023		4,200	4,535
7.750% due 09/01/2026		4,600	5,090
Uruguay Government International Bond
4.375% due 01/23/2031		880	1,026
5.100% due 06/18/2050		7,540	9,898
7.625% due 03/21/2036		1,100	1,683
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	289
8.250% due 10/13/2024 ^(d)		2,700	285
Vietnam Government International Bond 5.500% due 03/12/2028		4,443	4,500

Total Sovereign Issues (Cost $860,311)			881,475

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	603
iHeartMedia, Inc. 'A' (e)		52,704	1,419
iHeartMedia, Inc. 'B' «(e)		40,902	992

			3,014

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		4,701	487
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		2,960	1

			488

ENERGY 0.1%
Noble Corp. (e)(j)		154,006	3,808

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Valaris Ltd. (e)	115,056	3,323

		7,131

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «(e)	157,773	0

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. «(e)	30,504	187
McDermott International Ltd. (e)	14,432	7
Neiman Marcus Group Ltd. LLC «(e)(j)	2,151	238
Noble Corp. (e)	21,327	527

		959

Total Common Stocks (Cost $9,966)		11,592

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC- Exp. 09/21/2055 «	50,061	1,117

Total Warrants (Cost $455)		1,117

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.0%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~	900,000	590
Banco Santander S.A. 4.125% due 11/12/2027 •(h)(i)	1,400,000	1,704
Bank of America Corp. 4.300% due 01/28/2025 •(h)	2,600,000	2,692
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	400,000	360
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	3,000,000	3,135
4.000% due 12/01/2030 •(h)	2,400,000	2,458
5.000% due 12/01/2027 •(h)	4,200,000	4,447
5.375% due 06/01/2025 •(h)	1,000,000	1,108
Citigroup, Inc. 4.000% due 12/10/2025 •(h)	325,000	337
Discover Financial Services 6.125% due 06/23/2025 •(h)	2,390,000	2,691
Dresdner Funding Trust 8.151% due 06/30/2031	870,000	1,248
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	3,600,000	3,911
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(h)	1,000,000	1,020
4.950% due 02/10/2025 •(h)	670,000	718
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(h)	3,380,000	3,427
4.600% due 02/01/2025 •(h)	3,200,000	3,320
5.000% due 08/01/2024 •(h)	2,430,000	2,570
Nationwide Building Society 10.250% ~	17,000	4,421
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)	4,671,525	7,471
Truist Financial Corp.
4.950% due 09/01/2025 •(h)	2,540,000	2,797
5.100% due 03/01/2030 •(h)	1,640,000	1,847
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	2,600,000	2,693

		54,965

INDUSTRIALS 0.0%
General Electric Co. 3.449% due 09/15/2021 ~(h)	1,488,000	1,460

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)	1,576,079	41,709

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $93,700)			98,134

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (f)(g)	ARS	82,081	485

Total Short-Term Instruments (Cost $565)			485

Total Investments in Securities (Cost $4,969,576)			5,149,687

		SHARES
INVESTMENTS IN AFFILIATES 8.6%
SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short Asset Portfolio		3,201,191	32,082
PIMCO Short-Term Floating NAV Portfolio III		43,847,271	432,378

Total Short-Term Instruments (Cost $464,424)			464,460

Total Investments in Affiliates (Cost $464,424)			464,460

Total Investments 103.1% (Cost $5,434,000)			$5,614,147
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $39,071)			14,414
Other Assets and Liabilities, net (3.4)%			(181,553)

Net Assets 100.0%			$5,447,008

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$42,146	$41,709	0.77%
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	4,400	4,528	0.08
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	150	152	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	509	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,005	3,056	0.06
Ford Credit Canada Co. 2.710% due 02/23/2022	06/23/2020	1,337	1,494	0.03
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,828	3,323	0.06
General Motors Co. 6.800% due 10/01/2027	05/07/2020	399	504	0.01
Neiman Marcus Group Ltd. LLC	09/25/2020	0	238	0.00
Noble Corp.	02/05/2021 - 02/27/2021	1,780	3,808	0.07
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	4,325	4,793	0.09
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	998	1,093	0.02

$61,868	$65,207	1.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(1.250)%	04/20/2021	TBD(2)	EUR	(1,824)	$(2,157)
(0.500)	06/09/2021	TBD(2)	$(5,181)	(5,179)
(0.250)	06/04/2021	TBD(2)	(2,060)	(2,060)
FBF	(0.500)	05/18/2021	TBD(2)	(1,141)	(1,141)
JML	(2.000)	06/15/2021	09/09/2021	(1,243)	(1,242)
(0.050)	05/28/2021	07/08/2021	(7,675)	(7,674)
0.600	04/07/2021	07/08/2021	(1,033)	(1,034)

Total Reverse Repurchase Agreements	$(20,487)

(k)	Securities with an aggregate market value of $22,880 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(18,283) at a weighted average interest rate of (0.134%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2021	353	$41,440	$499	$85	$0
Euro-Bobl September Futures	09/2021	328	52,174	69	58	(16)
Euro-BTP Italy Government Bond September Futures	09/2021	43	7,720	84	38	0
Euro-Bund 10-Year Bond September Futures	09/2021	667	136,516	1,261	427	(150)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	20	3,854	188	23	0
United Kingdom Long Gilt September Futures	09/2021	94	16,657	119	18	0

Total Futures Contracts	$2,220	$649	$(166)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	06/20/2025	0.977%	EUR	2,900	$(123)	$127	$4	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	$200	0	1	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	600	0	3	3	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	2,800	(452)	319	(133)	0	(1)

$(575)	$450	$(125)	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$86,000	$(3,616)	$643	$(2,973)	$0	$(77)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	63,700	(2,302)	651	(1,651)	0	(51)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	39,836	1,944	2,052	3,996	3	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	75,600	6,923	860	7,783	35	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	327,700	29,752	4,257	34,009	176	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	55,500	1,318	100	1,418	7	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	303,500	7,007	811	7,818	48	0

$41,026	$9,374	$50,400	$269	$(128)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(913)	$2,374	$23	$0
Pay(5)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026	EUR	111,500	55	(193)	(138)	80	0
Pay(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	36,000	(500)	(28)	(528)	69	0

$2,842	$(1,134)	$1,708	$172	$0

Total Swap Agreements	$43,293	$8,690	$51,983	$442	$(129)

(m)	Securities with an aggregate market value of $66,473 and cash of $6,092 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	$1,293	EUR	1,062	$0	$(34)
08/2021	644	RUB	48,430	13	0
09/2021	IDR	1,972,692	$137	2	0
09/2021	$1,275	RUB	93,059	0	(18)
09/2021	ZAR	40,458	$2,843	36	0
BPS	07/2021	AUD	5,414	4,207	147	0
07/2021	DKK	1,335	213	1	0
07/2021	GBP	666	930	9	0
07/2021	$1,013	GBP	729	0	(4)
10/2021	DKK	1,335	$214	1	0
11/2021	MXN	271,729	13,461	55	0
BRC	07/2021	$1,020	GBP	724	0	(19)
BSH	07/2021	468	PEN	1,783	0	(5)
CBK	07/2021	AUD	1,801	$1,393	42	0
07/2021	PEN	43,160	11,131	0	(94)
07/2021	$10,325	PEN	39,730	9	(2)
07/2021	479	RUB	36,963	25	0
08/2021	719	PEN	2,856	25	0
08/2021	587	RUB	44,152	12	0
09/2021	3,797	ZAR	52,221	0	(175)
09/2021	ZAR	36,559	$2,570	34	0
10/2021	PEN	70,867	18,779	326	(10)
11/2021	$13,455	MXN	274,533	72	0
GLM	07/2021	BRL	7,537	$1,507	0	(9)
07/2021	DOP	365,210	6,389	0	(4)
07/2021	GBP	121,559	171,851	3,699	0
07/2021	$1,496	BRL	7,537	19	0
07/2021	6,385	DOP	365,210	8	0
07/2021	960	RUB	74,093	50	0
08/2021	BRL	7,537	$1,492	0	(18)
08/2021	$823	RUB	61,676	14	0
09/2021	DOP	368,083	$6,386	0	(9)
09/2021	$1,621	RUB	118,796	0	(16)
09/2021	1,838	ZAR	25,306	0	(83)
10/2021	6,336	DOP	365,210	0	(18)
HUS	07/2021	168,798	GBP	121,957	0	(94)
08/2021	CAD	2,917	$2,405	52	0
08/2021	GBP	121,957	168,811	92	0
08/2021	$1,323	RUB	99,633	29	0
09/2021	CNH	3,965	$617	7	0
09/2021	$669	RUB	48,997	0	(7)
MYI	07/2021	BRL	7,537	$1,408	0	(108)
07/2021	GBP	1,898	2,633	7	0
07/2021	$1,507	BRL	7,537	8	0
07/2021	475	RUB	36,375	21	0
RYL	07/2021	1,005	GBP	713	0	(19)
SCX	07/2021	EUR	217,489	$266,066	8,178	0
07/2021	$1,131	EUR	930	0	(28)
08/2021	EUR	215,497	$255,725	31	0
SOG	07/2021	$544	RUB	42,221	32	0
08/2021	734	55,369	17	0
UAG	07/2021	3,686	AUD	4,859	0	(42)
07/2021	1,560	RUB	119,607	70	0
08/2021	AUD	4,859	$3,686	42	0
09/2021	$660	RUB	48,407	0	(6)

Total Forward Foreign Currency Contracts	$13,185	$(822)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$103.234	08/05/2021	3,000	$17	$11

Total Purchased Options	$17	$11

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	1,000	$(4)	$(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	9,300	(9)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	5,700	(6)	0
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	2,500	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	6,100	(8)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	8,000	(10)	(8)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	9,800	(7)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	9,800	(12)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	7,900	(4)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	7,900	(10)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	9,400	(10)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	49,400	(69)	(14)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	25,000	(29)	(6)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	12,000	(13)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	3,000	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	9,600	(13)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	8,900	(9)	(6)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	37,000	(40)	(22)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,500	(7)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	7,600	(7)	(2)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	9,800	(8)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	9,800	(12)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	27,500	(28)	(7)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	12,300	(14)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	8,100	(9)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	12,400	(16)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	11,300	(13)	(11)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	1,800	(11)	(4)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	500	(3)	(2)
	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	4,900	(4)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	6,200	(6)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	12,800	(12)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	7,800	(8)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	17,200	(18)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,800	(3)	(3)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	7,400	(7)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	7,200	(9)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	6,500	(7)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	5,300	(5)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	12,100	(13)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	13,400	(14)	(8)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	11,900	(16)	(1)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,700	(5)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	4,100	(5)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	10,000	(12)	(6)

						$(531)	$(183)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$102.297	08/05/2021		7,000	$(25)	$(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021		7,000	(21)	(9)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021		4,400	(15)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021		6,500	(41)	(23)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021		6,500	(28)	(35)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021		6,000	(19)	(10)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021		6,000	(20)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021		2,000	(6)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021		2,000	(7)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021		6,000	(19)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021		2,000	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021		2,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021		2,000	(6)	(3)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051			103.984	09/07/2021		2,000	(6)	(5)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.188	08/05/2021		1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.406	08/05/2021		6,000	(26)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.688	08/05/2021		3,000	(10)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.938	08/05/2021		1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.188	08/05/2021		1,000	(2)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.406	08/05/2021		6,000	(14)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.281	09/07/2021		2,250	(11)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.281	09/07/2021		4,000	(11)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.297	09/07/2021		2,000	(7)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.328	09/07/2021		3,000	(10)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.703	08/05/2021		1,000	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.344	08/05/2021		1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.586	08/05/2021		1,000	(4)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.609	08/05/2021		3,000	(9)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051			101.844	09/07/2021		1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051			103.844	09/07/2021		1,000	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051			104.258	08/05/2021		1,000	(3)	(2)

								$(342)	$(246)

Total Written Options								$(873)	$(429)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Indonesia Government International Bond	1.000%	Quarterly	06/20/2026	0.745%	$3,500	$25	$19	$44	$0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	0.722	2,800	(151)	165	14	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	700	(67)	66	0	(1)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	400	(7)	4	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	3,900	(40)	56	16	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	11,600	46	(46)	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	1,400	(9)	14	5	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	1,100	(17)	10	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	21,000	(314)	433	119	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.333	52,500	(775)	1,659	884	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	2,900	(24)	64	40	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	1,200	(111)	109	0	(2)
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.579	10,900	81	81	162	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.909	600	(21)	23	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014	5,200	(152)	151	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	14,400	(232)	439	207	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	2,300	(31)	67	36	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	1,400	(11)	16	5	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	2,100	(18)	47	29	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	3,500	(48)	75	27	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	8,600	(50)	79	29	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

NGF	Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.311	600	(55)	51	0	(4)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	18,900	(1,385)	1,457	72	0

Total Swap Agreements	$(3,366)	$5,039	$1,691	$(18)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$1,980	$147,386	$15,415	$164,781
Corporate Bonds & Notes
Banking & Finance	197	944,654	2,032	946,883
Industrials	5,089	1,407,345	2,574	1,415,008
Utilities	0	313,917	0	313,917
Municipal Bonds & Notes
California	0	57	0	57
Illinois	0	1,126	0	1,126
Texas	0	2,044	0	2,044
U.S. Government Agencies	0	196,073	0	196,073
U.S. Treasury Obligations	0	690,920	0	690,920
Non-Agency Mortgage-Backed Securities	0	207,123	0	207,123
Asset-Backed Securities	0	218,952	0	218,952
Sovereign Issues	0	881,475	0	881,475
Common Stocks
Communication Services	2,022	0	992	3,014
Consumer Discretionary	488	0	0	488
Energy	7,131	0	0	7,131
Industrials	7	527	425	959
Warrants
Information Technology	0	0	1,117	1,117
Preferred Securities
Banking & Finance	0	54,965	0	54,965
Industrials	0	1,460	0	1,460
Utilities	0	0	41,709	41,709
Short-Term Instruments
Argentina Treasury Bills	0	485	0	485

$16,914	$5,068,509	$64,264	$5,149,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$464,460	$0	$0	$464,460

Total Investments	$481,374	$5,068,509	$64,264	$5,613,147

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	626	465	0	1,091
Over the counter	0	14,887	0	14,887

$626	$15,352	$0	$15,978
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(166)	(129)	0	(295)
Over the counter	(8)	(1,261)	0	(1,269)

$(174)	$(1,390)	$0	$(1,564)

Total Financial Derivative Instruments	$452	$13,962	$0	$14,414

Totals	$481,826	$5,082,471	$64,264	$5,628,561

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$4,747	$12,212	$(1,728)	$1	$0	$183	$0	$0	$15,415	$161
Corporate Bonds & Notes
Banking & Finance	2,010	0	0	0	0	22	0	0	2,032	22
Industrials	2,541	47	0	0	0	(14)	0	0	2,574	(13)
Common Stocks
Communication Services	668	0	0	0	0	323	0	0	991	323
Energy	2,437	272	0	0	0	1,100	0	(3,809)	0	0
Industrials	886	0	(272)	0	0	338	0	(527)	425	208
Warrants
Information Technology(3)	945	0	0	0	0	172	0	0	1,117	172
Preferred Securities
Utilities	42,018	0	(161)	0	0	(147)	0	0	41,710	(309)

Totals	$56,252	$12,531	$(2,161)	$1	$0	$1,977	$0	$(4,336)	$64,264	$564

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$8,729	Proxy Pricing			Base Price			100.250	—
		3,140	Reference Instrument			Yield			1.674	—
		3,546	Third Party Vendor			Broker Quote			99.000 - 99.750	99.211
Corporate Bonds & Notes
Banking & Finance		2,032	Other Valuation Techniques(4)			—			—	—
Industrials		2,574	Other Valuation Techniques(4)			—			—	—
Common Stocks
Communication Services		991	Reference Instrument			Liquidity Discount			10.000	—
Industrials		238	Discounted Cash Flow			Discount Rate			14.250	—
		187	Other Valuation Techniques(4)			—			—	—
Warrants
Information Technology		1,117	Comparable Companies			EBITDA			4.375x	—
Preferred Securities
Utilities		41,710	Current Value Model			Purchase Price			$27.048	—

Total		$64,264

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Rights to Warrants since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,800	$5,010
Adient US LLC 3.604% (LIBOR03M + 3.500%) due 04/08/2028 ~		2,000	2,005
Ahlstrom-Munksjo Oyj TBD% due 02/04/2028		1,700	1,708
Brookfield Retail Holdings 2.604% (LIBOR03M + 2.500%) due 08/27/2025 ~		2,617	2,559
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		696	691
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		8,756	8,796
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		3,077	3,154
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~		4,466	4,452
Coty, Inc. 1.750% (EUR003M + 1.750%) due 04/05/2023 ~	EUR	415	489
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		$5,200	5,148
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		190	190
Hertz Corp. TBD% due 06/14/2028		2,872	2,872
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		6,461	6,465
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,800	2,806
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		900	896
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		5,618	5,614
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		200	211
U.S. Foods, Inc. 1.854% (LIBOR03M + 1.750%) due 06/27/2023 ~		8,440	8,372
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,500	1,521
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		7,680	7,605

Total Loan Participations and Assignments (Cost $70,030)			70,564

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 12.2%
AIA Group Ltd. 0.655% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,900
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		1	2
Ambac LSNI LLC 6.000% due 02/12/2023 •		4	4
American Assets Trust LP 3.375% due 02/01/2031		2,100	2,166
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,584
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	399
4.250% due 04/15/2026		1,200	1,301
Banca Monte dei Paschi di Siena SpA 3.625% due 09/24/2024	EUR	900	1,115
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,900	1,586
Banco Santander S.A.
1.849% due 03/25/2026		$5,000	5,056
2.958% due 03/25/2031		4,600	4,743
Bank of America Corp.
1.133% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,753
1.348% (US0003M + 1.160%) due 01/20/2023 ~		600	604
3.550% due 03/05/2024 •		5,100	5,360
4.125% due 01/22/2024		11,000	11,981
Barclays PLC
3.650% due 03/16/2025		1,100	1,193

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.337% due 01/10/2028		800	895
4.338% due 05/16/2024 •		300	320
4.375% due 01/12/2026		900	1,008
4.836% due 05/09/2028		350	394
4.972% due 05/16/2029 •		1,900	2,227
7.875% due 03/15/2022 •(i)(j)		400	418
7.875% due 09/15/2022 •(i)(j)	GBP	200	297
Blue Owl Finance LLC 3.125% due 06/10/2031		$1,900	1,890
BNP Paribas S.A.
1.904% due 09/30/2028 •		1,200	1,193
2.871% due 04/19/2032 •		2,000	2,055
4.400% due 08/14/2028		6,000	6,923
4.705% due 01/10/2025 •		1,800	1,965
Citigroup, Inc.
1.136% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,811
4.044% due 06/01/2024 •		6,500	6,926
Cooperatieve Rabobank UA 1.006% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,637
Corp. Andina de Fomento 3.950% due 10/15/2021 (h)	MXN	313,856	15,808
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	122
Credit Suisse AG 6.500% due 08/08/2023 (j)		$11,393	12,612
Credit Suisse Group AG
3.091% due 05/14/2032 •		3,250	3,355
3.750% due 03/26/2025		14,975	16,255
4.194% due 04/01/2031 •		1,000	1,125
6.375% due 08/21/2026 •(i)(j)		1,200	1,339
7.125% due 07/29/2022 •(i)(j)		200	209
7.250% due 09/12/2025 •(i)(j)		200	226
7.500% due 12/11/2023 •(i)(j)		2,600	2,890
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	2,800	3,447
Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	2,091
1.625% due 01/20/2027	EUR	1,000	1,248
1.750% due 11/19/2030 •		600	753
2.129% due 11/24/2026 •(k)		$1,000	1,015
3.547% due 09/18/2031 •		5,600	5,967
3.729% due 01/14/2032 •(k)		1,700	1,732
3.961% due 11/26/2025 •		6,500	7,031
4.100% due 01/13/2026		1,500	1,646
4.250% due 10/14/2021		20,050	20,268
5.000% due 02/14/2022		9,900	10,172
5.882% due 07/08/2031 •(j)		1,700	1,991
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,820	1,830
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,236	1,242
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	5,797
Equinix, Inc. 0.250% due 03/15/2027	EUR	1,400	1,650
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		$2,900	3,328
Ford Motor Credit Co. LLC
1.068% (US0003M + 0.880%) due 10/12/2021 ~		400	399
1.391% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,873
3.021% due 03/06/2024	EUR	100	125
3.340% (US0003M + 3.140%) due 01/07/2022 ~		$800	808
3.375% due 11/13/2025		2,500	2,595
3.550% due 10/07/2022		3,700	3,804
3.664% due 09/08/2024		1,428	1,501
4.535% due 03/06/2025	GBP	600	891
5.125% due 06/16/2025		$200	220
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		16,100	17,788
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,670
4.300% due 03/08/2026		400	451
4.583% due 06/19/2029 •		5,600	6,477
4.600% due 12/17/2030 •(i)(j)		2,800	2,912
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	9,638
6.250% due 03/23/2023 •(i)(j)		$200	212
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	6,173
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	2,473
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		$4,000	4,251
4.005% due 04/23/2029 •		500	566
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	3,204
4.450% due 05/08/2025		$10,500	11,788
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,311

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

7.625% due 06/27/2023 •(i)(j)	GBP	4,000	6,069
7.875% due 06/27/2029 •(i)(j)		1,000	1,768
Morgan Stanley
1.114% (US0003M + 0.930%) due 07/22/2022 ~		$1,700	1,701
1.382% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,324
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	3,600	5,119
3.692% due 06/05/2028		2,750	4,061
Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	10,926
4.302% due 03/08/2029 •		13,500	15,260
4.363% due 08/01/2024 •		5,000	5,367
Natwest Group PLC
4.519% due 06/25/2024 •		600	644
4.892% due 05/18/2029 •		2,200	2,580
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,538
8.000% due 08/10/2025 •(i)(j)		$900	1,067
NE Property BV 2.625% due 05/22/2023 (l)	EUR	5,415	6,681
OneMain Finance Corp.
5.625% due 03/15/2023		$1,200	1,283
6.125% due 03/15/2024		4,850	5,226
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		11	12
Park Intermediate Holdings LLC 7.500% due 06/01/2025		4,200	4,566
Piper Jaffray Cos.
4.740% due 10/15/2021		2,600	2,613
5.200% due 10/15/2023		3,600	3,609
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •(j)		17,650	19,967
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,568
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		650	715
SBA Communications Corp. 3.875% due 02/15/2027		2,100	2,162
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		2,000	2,025
4.125% due 07/15/2023		1,500	1,596
UBS AG 7.625% due 08/17/2022 (j)		35,100	37,769
UBS Group AG
4.375% due 02/10/2031 •(i)(j)		800	819
5.750% due 02/19/2022 •(i)(j)	EUR	500	612
UniCredit SpA
4.086% (US0003M + 3.900%) due 01/14/2022 ~		$6,700	6,821
7.830% due 12/04/2023		14,700	17,041
Ursa Re Ltd. 3.791% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	7,277
Virgin Money UK PLC
3.375% due 04/24/2026 •	GBP	300	442
4.000% due 09/25/2026 •		1,500	2,273
4.000% due 09/03/2027 •		300	461
Wells Fargo & Co. 3.584% due 05/22/2028 •		$4,950	5,457
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	5,809

			486,213

INDUSTRIALS 6.8%
Altice France Holding S.A. 4.000% due 02/15/2028 (l)	EUR	2,200	2,512
American Airlines Pass-Through Trust
3.350% due 04/15/2031		$1,843	1,879
3.575% due 07/15/2029		628	642
3.650% due 02/15/2029		805	832
3.700% due 04/01/2028		1,432	1,459
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		1,601	1,620
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,454
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	7,600	10,546
Boeing Co. 1.950% due 02/01/2024		$4,400	4,508
Bombardier, Inc.
6.000% due 10/15/2022		500	502
6.125% due 01/15/2023		700	739
7.875% due 04/15/2027		900	935
Broadcom, Inc. 4.110% due 09/15/2028		26	29
Caesars Entertainment, Inc. 6.250% due 07/01/2025		700	743

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Caesars Resort Collection LLC 5.750% due 07/01/2025		1,800	1,899
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,200	1,228
Carnival Corp. 11.500% due 04/01/2023		9,000	10,140
CCO Holdings LLC 5.000% due 02/01/2028		2,900	3,045
Centene Corp. 4.250% due 12/15/2027		1,700	1,793
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	2,218
4.464% due 07/23/2022		600	621
4.500% due 02/01/2024		600	654
4.908% due 07/23/2025		15,700	17,797
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	11,057
5.875% due 03/31/2025		1,800	2,064
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	740
5.875% due 02/01/2029		300	325
Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,389
6.625% due 02/15/2025		200	212
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		2,849	727
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	4,175
5.000% due 04/15/2026		$3,600	3,660
CVS Health Corp. 3.500% due 07/20/2022		500	514
DAE Funding LLC
1.550% due 08/01/2024		3,400	3,400
1.625% due 02/15/2024		2,500	2,541
2.625% due 03/20/2025		3,400	3,468
5.000% due 08/01/2024		200	206
Dell International LLC 6.020% due 06/15/2026		2,250	2,702
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,300	1,398
7.375% due 01/15/2026		6,900	8,101
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		12,100	12,131
EQT Corp. 7.625% due 02/01/2025		2,300	2,686
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,201
Exela Intermediate LLC 10.000% due 07/15/2023		1,300	858
Expedia Group, Inc. 6.250% due 05/01/2025		484	563
Fraport AG Frankfurt Airport Services Worldwide 1.625% due 07/09/2024	EUR	300	368
Gap, Inc.
8.625% due 05/15/2025		$2,400	2,636
8.875% due 05/15/2027		300	348
General Mills, Inc. 1.200% (US0003M + 1.010%) due 10/17/2023 ~		400	407
Hasbro, Inc. 2.600% due 11/19/2022		3,200	3,294
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,701
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,500	3,461
3.750% due 05/01/2029		11,500	11,630
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	3,600	4,361
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	4,459
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		$2,300	1,365
JetBlue Pass-Through Trust 4.000% due 05/15/2034		484	535
Kraft Heinz Foods Co. 5.000% due 07/15/2035		100	123
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		5,600	5,925
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,400	3,748
NCL Corp. Ltd.
10.250% due 02/01/2026		5,500	6,407
12.250% due 05/15/2024		5,800	7,012
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	388
3.043% due 09/15/2023		$7,500	7,826
3.522% due 09/17/2025		700	748

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.345% due 09/17/2027		4,800	5,281
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		5,100	5,753
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,722
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	2,140
Petronas Capital Ltd. 3.500% due 04/21/2030		2,100	2,304
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	1,300	1,545
Royal Caribbean Cruises Ltd. 10.875% due 06/01/2023		$2,600	2,964
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,407	1,626
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,743
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		2,500	2,698
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		5,250	5,646
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	3,075
T-Mobile USA, Inc.
2.250% due 11/15/2031		$1,400	1,386
3.875% due 04/15/2030		2,100	2,355
Transocean, Inc.
7.250% due 11/01/2025		6,475	5,657
7.500% due 01/15/2026		700	603
8.000% due 02/01/2027		200	169
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		327	330
Unigel Luxembourg S.A. 8.750% due 10/01/2026		3,700	4,017
United Airlines Pass-Through Trust
2.700% due 11/01/2033		481	484
5.875% due 04/15/2029		3,521	3,914
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	5,943
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	2,102
3.150% due 04/01/2022		$3,000	3,048
3.375% due 11/30/2021		200	201

			272,361

UTILITIES 1.8%
AT&T, Inc. 4.300% due 02/15/2030		105	122
Duke Energy Corp. 0.775% (US0003M + 0.650%) due 03/11/2022 ~		7,000	7,027
NextEra Energy Capital Holdings, Inc.
0.867% (US0003M + 0.720%) due 02/25/2022 ~		4,050	4,066
1.950% due 09/01/2022		3,800	3,871
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		6,800	6,814
3.000% due 06/15/2028		2,600	2,616
3.150% due 01/01/2026		1,500	1,548
3.300% due 12/01/2027		1,000	1,029
3.400% due 08/15/2024		200	210
3.450% due 07/01/2025		300	315
3.500% due 06/15/2025		200	210
3.950% due 12/01/2047		600	559
4.250% due 08/01/2023		1,100	1,166
4.300% due 03/15/2045		700	675
4.450% due 04/15/2042		400	397
4.500% due 07/01/2040		200	200
4.550% due 07/01/2030		1,000	1,071
Petrobras Global Finance BV
5.999% due 01/27/2028		24,110	27,727
6.625% due 01/16/2034	GBP	1,200	1,918
6.850% due 06/05/2115		$200	229
Rio Oil Finance Trust
8.200% due 04/06/2028		384	445
9.250% due 07/06/2024		109	121
Sprint Corp. 7.625% due 03/01/2026		6,600	8,069
Systems Energy Resources, Inc. 2.140% due 12/09/2025		700	708

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Transocean Proteus Ltd. 6.250% due 12/01/2024	1,403	1,420

		72,533

Total Corporate Bonds & Notes (Cost $788,529)		831,107

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023	4,400	6,018
Southwest Airlines Co. 1.250% due 05/01/2025	7,500	11,395

Total Convertible Bonds & Notes (Cost $11,900)		17,413

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 0.866% (US0001M + 0.780%) due 04/01/2047 ~	3,030	3,034

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	271	309
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,100	1,422

		1,731

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(d)	275	253
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(d)	155	139
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(d)	120	106
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(d)	280	246

		744

WASHINGTON 0.7%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,529
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,500
2.953% due 07/01/2022	15,000	15,405

		28,434

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	34,905	3,912
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	416
3.501% due 06/01/2035	400	417
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
0.947% due 06/01/2022	510	512
1.193% due 06/01/2023	620	626
1.497% due 06/01/2024	600	609
1.820% due 06/01/2026	200	202

		6,694

Total Municipal Bonds & Notes (Cost $38,098)		40,637

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.152% due 12/25/2036 •	27	27
0.212% due 03/25/2034 •	19	19
0.222% due 03/25/2036 •	10	10
0.242% due 08/25/2034 •	10	9
0.442% due 03/25/2037 - 05/25/2042 •	83	83
0.533% due 10/18/2030 •	1	1
0.633% due 04/18/2032 •	18	18
0.992% due 04/25/2032 •	1	1
1.328% due 08/01/2042 - 10/01/2044 •	122	126
1.488% due 06/25/2050 ~(a)	15,883	882
1.588% due 12/25/2042 ~(a)	15,937	850
1.625% due 11/25/2023 •	5	5
1.800% due 12/01/2034 •	13	13
1.920% due 12/01/2034 •	6	6

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.925% due 03/01/2036 •	91	92
2.000% due 02/01/2036 •	37	37
2.096% due 05/25/2035 ~	8	8
2.112% due 12/01/2035 •	1	1
2.190% due 07/25/2043 •(a)	8,173	1,078
2.201% due 09/01/2034 •	3	3
2.220% due 05/01/2036 •	48	52
2.300% due 01/01/2036 •	51	55
2.349% due 09/01/2039 •	16	16
2.374% due 09/01/2031 •	8	8
2.476% due 08/01/2029 •	7	7
2.581% due 11/01/2034 •	103	109
3.000% due 09/25/2026 (a)	1,045	21
3.250% due 05/01/2036 •	3	3
4.000% due 06/25/2050 (a)	11,774	1,982
4.051% due 12/01/2036 •	6	6
4.102% due 08/01/2028 •	1	1
5.000% due 01/25/2035	8	9
5.000% due 06/25/2041 (a)	864	143
5.110% due 01/25/2032 þ	11	12
5.731% due 02/25/2033 þ	81	94
5.750% due 08/25/2033	32	37
5.949% due 11/25/2046 ~(a)	9,182	1,129
6.000% due 01/25/2033 - 07/25/2044	123	143
6.089% due 10/25/2031 þ	25	27
6.109% due 06/25/2048 •(a)	13,247	2,402
6.509% due 01/25/2041 •(a)	2,592	174
7.500% due 09/25/2022 - 06/25/2032	12	13
Federal Housing Administration 7.430% due 02/01/2023	1	1
Freddie Mac
0.423% due 12/15/2029 •	29	29
0.460% due 08/15/2040 •	906	910
0.573% due 01/15/2032 •	3	3
1.500% due 02/25/2036 (a)	20,871	1,196
1.516% due 07/25/2044 •	1,106	1,142
1.650% due 10/25/2021 ~(a)	16,614	1
1.974% due 09/01/2035 •	3	4
2.000% due 01/25/2051 (a)	6,111	509
2.300% due 03/01/2036 •	19	19
2.348% due 12/01/2032 •	1	1
2.364% due 09/01/2035 •	2	2
2.429% due 08/01/2035 •	3	3
3.000% due 12/15/2047 (a)	6,183	754
3.500% due 12/15/2047 - 06/15/2049 (a)	11,572	1,356
4.000% due 07/01/2047 - 10/01/2047	148	159
4.000% due 06/15/2049 (a)	8,302	1,330
4.698% due 07/25/2033 ~	2	2
5.000% due 02/15/2048 (a)	471	94
5.500% due 09/15/2039	45	50
5.909% due 04/25/2048 - 11/25/2049 •(a)	28,403	5,659
6.000% due 05/15/2035	77	88
6.500% due 10/25/2043	51	60
6.555% due 09/25/2029 ~	31	34
7.000% due 07/25/2043	33	40
7.002% due 11/25/2030 þ	4	4
7.500% due 08/15/2030 - 03/25/2044	61	77
8.610% due 12/25/2030 þ	104	115
Ginnie Mae
0.393% due 05/20/2037 •	361	362
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	12	12
2.000% due 01/20/2027 •	23	24
2.125% due 10/20/2027 - 10/20/2029 •	19	19
2.250% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	9	9
2.250% due 07/20/2030 •	11	12
2.875% due 04/20/2030 •	7	8
5.000% due 03/15/2039 - 05/15/2039	666	768
5.500% due 10/15/2034 - 03/15/2035	51	58
5.957% due 08/20/2049 - 09/20/2049 •(a)	26,128	4,474
6.000% due 06/20/2038	19	21
8.000% due 03/20/2030	8	10
8.500% due 04/20/2030 - 07/20/2030	1	0
Small Business Administration
4.340% due 03/01/2024	15	15
4.760% due 09/01/2025	21	22
5.600% due 09/01/2028	92	101
6.220% due 12/01/2028	74	83
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	114,357	120,465
3.500% due 10/01/2040 - 06/01/2048	12,581	13,382
4.000% due 05/01/2047 - 04/01/2048	18,086	19,324
6.500% due 06/01/2036 - 09/01/2038	1,355	1,582

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2051	1,000	1,053

Total U.S. Government Agencies (Cost $192,302)		185,158

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
1.375% due 08/15/2050	7,400	6,240
1.625% due 11/15/2050	3,600	3,234
2.500% due 02/15/2045	20	22
U.S. Treasury Notes
0.125% due 04/30/2023	31,900	31,844
0.375% due 11/30/2025	27,300	26,813
0.750% due 04/30/2026	39,500	39,304
1.250% due 08/31/2024	83,300	85,282
1.500% due 02/15/2030	36,000	36,361
1.625% due 02/15/2026 (n)	7,210	7,476
1.750% due 01/31/2023 (n)	700	717
1.875% due 08/31/2024 (n)	19,690	20,543
2.000% due 04/30/2024 (n)	40	42
2.000% due 02/15/2025 (n)(p)	2,400	2,520
2.125% due 03/31/2024 (n)	12,052	12,620
2.125% due 11/30/2024 (n)	10,460	11,019
2.125% due 05/15/2025 (n)(p)	1,485	1,569
2.250% due 01/31/2024 (n)	9,520	9,984
2.250% due 11/15/2024 (n)	71,718	75,833
2.375% due 08/15/2024 (n)(p)	72,390	76,653
2.375% due 05/15/2029 (p)	550	594
2.500% due 01/31/2024	37,540	39,611
2.500% due 05/15/2024 (n)(p)	18,400	19,494
2.625% due 02/15/2029	3,310	3,630
2.875% due 11/30/2023 (n)	9,570	10,157

Total U.S. Treasury Obligations (Cost $509,155)		521,562

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
0.352% due 03/25/2036 •	259	185
2.662% due 10/25/2035 ^~	455	448
2.712% due 09/25/2035 ^~	5	5
American Home Mortgage Assets Trust
0.472% due 05/25/2046 ^•	358	321
1.036% due 11/25/2046 •	9,035	3,885
1.086% due 10/25/2046 •	163	157
American Home Mortgage Investment Trust 1.671% due 09/25/2045 •	46	47
Banc of America Funding Trust
0.302% due 04/25/2037 ^•	309	296
0.413% due 02/20/2047 •	1,325	1,565
0.473% due 10/20/2036 •	348	293
0.492% due 05/25/2037 ^•	192	178
0.653% due 06/20/2047 •	1,083	1,002
2.823% due 10/20/2046 ^~	1,035	943
2.995% due 06/20/2037 ^~	60	58
5.500% due 09/25/2034	625	620
5.806% due 03/25/2037 ^~	8	9
5.878% due 10/25/2036 ^~	208	205
6.000% due 08/25/2037 ^	568	546
Banc of America Mortgage Trust
2.458% due 02/25/2034 ~	31	32
2.538% due 05/25/2034 ~	79	81
BCAP LLC Trust
0.967% due 11/26/2046 •	692	698
5.250% due 02/26/2036 ~	1,562	989
5.250% due 06/26/2037	538	535
13.867% due 02/26/2036 ~	479	250
17.604% due 04/26/2037 ~	431	201
40.099% due 06/26/2036 ~	526	327
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	31	27
2.111% due 04/25/2034 ~	30	30
2.665% due 05/25/2034 ~	11	10
2.721% due 05/25/2034 ~	13	12
2.742% due 01/25/2034 ~	166	172
2.786% due 11/25/2034 ~	58	57
2.829% due 02/25/2033 ~	3	3
3.048% due 11/25/2034 ~	2	2
3.171% due 08/25/2035 ^~	49	49
3.554% due 08/25/2035 ~	67	64
Bear Stearns ALT-A Trust
0.412% due 08/25/2036 ^•	1,222	1,155
0.432% due 08/25/2036 ^•	513	482
0.492% due 02/25/2034 •	70	68
0.532% due 04/25/2036 ^•	1,615	2,085
2.624% due 05/25/2035 ~	1,501	1,540
2.667% due 01/25/2036 ^~	909	909

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.715% due 08/25/2036 ^~	14	10
2.973% due 03/25/2036 ^~	249	222
3.018% due 03/25/2036 ~	1,074	731
3.133% due 11/25/2035 ^~	94	82
3.344% due 11/25/2036 ^~	446	312
Bear Stearns Mortgage Funding Trust 0.282% due 01/25/2037 •	1,633	1,524
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	26	26
2.770% due 06/25/2035 ~	27	27
ChaseFlex Trust
0.392% due 07/25/2037 •	485	449
6.000% due 02/25/2037 ^	601	340
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.152% due 08/25/2037 ^þ	1,817	1,766
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 05/25/2036 •	662	630
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	15	15
6.000% due 09/25/2037	129	132
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	23	23
Citigroup Global Markets Mortgage Securities, Inc. 0.592% due 05/25/2032 •	49	46
Citigroup Mortgage Loan Trust
2.520% due 11/25/2035 •	446	449
2.955% due 09/25/2037 ^~	1,576	1,441
2.966% due 11/25/2036 ^~	356	349
2.996% due 08/25/2035 ~	258	267
2.996% due 08/25/2035 ^~	27	23
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	136	139
2.262% due 02/25/2034 ~	36	37
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	431	433
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	474	379
Countrywide Alternative Loan Trust
0.232% due 04/25/2047 •	2,824	2,568
0.262% due 01/25/2037 ^•	0	1
0.292% due 06/25/2037 •	16	15
0.321% due 07/20/2035 •	25	25
0.332% due 06/25/2036 •	738	716
0.442% due 05/25/2036 ^•	1,058	536
0.442% due 05/25/2037 ^•	39	13
0.462% due 02/25/2037 ^•	9,105	2,235
0.472% due 09/25/2046 ^•	79	77
0.492% due 05/25/2036 ^•	1,321	1,086
0.542% due 09/25/2035 ^•	2,593	1,725
0.592% due 12/25/2035 ^•	2,601	1,302
0.592% due 05/25/2037 ^•	948	334
0.592% due 09/25/2046 ^•	814	678
0.652% due 12/25/2035 •	319	318
0.731% due 11/20/2035 •	2,055	1,923
0.792% due 05/25/2036 •	1,266	596
0.802% due 07/25/2036 ^•	993	362
0.842% due 08/25/2035 ^•	68	58
0.892% due 12/25/2035 ^•	452	372
0.992% due 12/25/2036 ^•	4,977	1,803
1.596% due 01/25/2036 •	696	700
2.842% due 10/25/2035 ^~	305	291
3.288% due 06/25/2037 ^~	111	102
5.250% due 06/25/2035 ^	15	15
5.500% due 04/25/2035	386	389
5.500% due 10/25/2035 ^	280	222
5.500% due 11/25/2035 ^	1,427	1,107
5.500% due 12/25/2035 ^	210	158
5.500% due 01/25/2036	259	213
5.500% due 03/25/2036 ^	48	31
5.750% due 07/25/2035 ^	1,453	1,217
6.000% due 04/25/2036 ^	683	435
6.000% due 01/25/2037 ^	825	658
6.000% due 02/25/2037 ^	2,294	1,611
6.000% due 03/25/2037 ^	777	468
6.000% due 08/25/2037 ^	553	400
6.250% due 11/25/2036 ^	448	403
6.500% due 09/25/2037 ^	1,166	689
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •	2	2
0.732% due 03/25/2035 •	110	109
0.752% due 02/25/2035 •	47	48
0.832% due 02/25/2035 •	763	714
0.852% due 09/25/2034 •	3	3
2.016% due 07/25/2034 ~	107	109
2.109% due 02/20/2036 ^•	628	630
2.195% due 02/20/2036 ^•	205	182

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.311% due 09/25/2034 ^~		14	12
2.695% due 12/25/2033 ~		16	16
2.741% due 06/20/2035 ~		4	4
2.800% due 11/25/2034 ~		35	36
2.949% due 03/25/2037 ^~		85	80
2.992% due 08/25/2034 ^~		3	3
2.992% due 08/25/2034 ~		39	39
5.500% due 11/25/2035 ^		57	45
5.500% due 07/25/2037 ^		490	334
5.750% due 07/25/2037 ^		1,974	1,489
5.750% due 08/25/2037		8,411	6,711
6.000% due 02/25/2036 ^		486	323
6.000% due 03/25/2036 ^		4	3
Countrywide Home Loan Reperforming REMIC Trust
0.432% due 06/25/2035 •		841	809
0.492% due 11/25/2034 •		20	19
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~		55	53
6.000% due 01/25/2036 ^		865	675
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~		2	2
7.000% due 02/25/2034		145	149
Credit Suisse Mortgage Capital Certificates 3.107% due 07/27/2037 ~		1,834	1,928
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		364	234
7.000% due 08/25/2037 ^~		894	724
Deutsche ALT-A Securities, Inc. 0.392% due 04/25/2037 •		429	305
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.192% due 08/25/2037 ^•		317	265
0.332% due 08/25/2036 ^•		1,701	1,653
Downey Savings & Loan Association Mortgage Loan Trust
0.613% due 08/19/2045 •		10	10
1.036% due 03/19/2046 ^•		465	417
EMF-NL Prime BV 0.263% due 04/17/2041 •	EUR	3,216	3,681
Eurosail PLC 0.963% due 10/17/2040 •		1,366	1,630
Extended Stay America Trust 1.155% due 07/15/2038 •(b)		$12,100	12,164
First Horizon Alternative Mortgage Securities Trust
2.383% due 04/25/2036 ^~		289	273
2.535% due 06/25/2036 ^~		401	369
2.690% due 01/25/2036 ^~		2,768	1,905
2.933% due 03/25/2035 ~		23	18
First Horizon Mortgage Pass-Through Trust 2.861% due 08/25/2035 ~		102	81
GreenPoint Mortgage Funding Trust
0.532% due 06/25/2045 •		8	8
0.632% due 11/25/2045 •		63	57
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~		13	13
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	499	582
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	323
GSMPS Mortgage Loan Trust 0.442% due 03/25/2035 •		42	40
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •		9	9
2.336% due 06/25/2034 ~		61	62
5.750% due 03/25/2036 ^		204	213
5.750% due 01/25/2037 ^		441	374
6.000% due 02/25/2036 ^		1,335	849
6.000% due 03/25/2037 ^		941	733
6.000% due 05/25/2037 ^		282	257
6.500% due 09/25/2036 ^		335	209
HarborView Mortgage Loan Trust
0.273% due 11/19/2036 •		121	116
0.273% due 11/19/2046 ^•		33	28
0.573% due 06/19/2035 •		37	37
0.593% due 01/19/2036 •		1,138	837
0.653% due 02/19/2036 •		767	532
0.713% due 11/19/2035 •		773	704
0.913% due 11/19/2034 ^•		462	418
1.593% due 10/19/2035 •		437	342
2.187% due 04/19/2034 ~		4	4
2.193% due 06/19/2045 ^•		2,620	1,520
HomeBanc Mortgage Trust 2.432% due 04/25/2037 ^~		7,279	6,983
Impac CMB Trust 0.752% due 03/25/2035 •		79	81
Impac Secured Assets Trust 0.792% due 05/25/2036 •		44	44

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051	262	280
IndyMac Mortgage Loan Trust
0.252% due 04/25/2037 •	363	343
0.282% due 09/25/2046 •	23	22
0.342% due 02/25/2037 •	1,678	1,336
0.492% due 11/25/2046 •	336	321
2.880% due 12/25/2034 ~	296	306
2.933% due 06/25/2037 ^~	603	497
2.976% due 06/25/2036 ~	663	656
3.002% due 12/25/2036 ^~	29	28
3.003% due 01/25/2036 ^~	304	301
3.009% due 10/25/2034 ~	883	897
3.036% due 01/25/2036 ~	640	629
JP Morgan Alternative Loan Trust
0.272% due 06/25/2037 •	5,183	3,667
0.372% due 03/25/2037 •	622	651
0.590% due 06/27/2037 •	289	233
3.313% due 05/25/2037 ^~	969	904
5.500% due 11/25/2036 ^~	1	1
5.692% due 05/26/2037 ~	3,840	3,261
6.810% due 08/25/2036 ^þ	1,512	1,476
JP Morgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	105	107
3.414% due 01/15/2046	20	21
JP Morgan Mortgage Trust
1.923% due 11/25/2033 ~	5	5
2.641% due 04/25/2036 ^~	156	144
2.801% due 07/25/2035 ~	15	16
2.871% due 05/25/2034 ~	50	51
2.905% due 11/25/2035 ^~	261	242
3.075% due 04/25/2037 ^~	29	26
5.750% due 01/25/2036 ^	907	619
6.000% due 08/25/2037 ^	12	9
6.250% due 07/25/2036 ^	1,410	896
6.500% due 01/25/2036 ^	466	358
6.500% due 08/25/2036 ^	1,567	886
Lehman XS Trust
0.492% due 08/25/2046 •	1,654	1,632
0.552% due 04/25/2046 ^•	1,058	1,110
MASTR Adjustable Rate Mortgages Trust
0.692% due 05/25/2047 ^•	369	678
2.707% due 05/25/2034 ~	84	86
2.876% due 11/21/2034 ~	23	24
MASTR Seasoned Securitization Trust 3.533% due 10/25/2032 ~	11	11
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.773% due 11/15/2031 •	48	49
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •	108	106
Merrill Lynch Mortgage Investors Trust
0.752% due 06/25/2028 •	1	1
0.851% due 11/25/2029 ~(a)	1,028	18
0.852% due 08/25/2035 •	5	5
1.882% due 02/25/2033 ~	12	12
2.038% due 02/25/2036 ~	545	575
2.309% due 05/25/2033 ~	3	3
2.756% due 03/25/2036 ^~	854	552
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	42	43
2.657% due 05/15/2046	46	47
2.825% due 08/15/2045	19	19
3.912% due 07/15/2046 ~	16	16
Morgan Stanley Mortgage Loan Trust
0.352% due 03/25/2036 •	265	199
2.000% due 06/25/2036 ~	1,907	1,971
2.043% due 06/25/2036 ~	19	20
2.271% due 08/25/2034 ~	133	138
2.349% due 07/25/2035 ^~	91	85
2.499% due 12/25/2037 ~	1,484	1,165
2.751% due 08/25/2034 ~	14	14
2.793% due 07/25/2035 ~	116	112
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	556	558
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	12,384	12,923
2.750% due 11/25/2059 ~	19,308	19,993
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.512% due 06/25/2037 •	4,510	3,859
2.327% due 10/25/2035 ~	396	370
3.134% due 08/25/2035 ~	76	83
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.852% due 12/25/2035 •	2,678	2,695
5.675% due 12/25/2035 ~	4	2
Prime Mortgage Trust
0.492% due 02/25/2034 •	1	1

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.500% due 06/25/2036 ^		13	13
RBSGC Structured Trust 5.500% due 11/25/2035 ^~		2,691	2,626
RBSSP Resecuritization Trust
0.572% due 06/27/2036 •		7,044	6,555
0.572% due 08/27/2037 •		886	877
Residential Accredit Loans, Inc. Trust
0.232% due 01/25/2037 •		751	744
0.277% due 12/25/2036 •		84	82
0.342% due 02/25/2036 ^•		194	141
0.342% due 08/25/2037 •		61	58
0.452% due 05/25/2036 •		1,180	1,104
0.492% due 11/25/2036 ^•		255	180
0.892% due 10/25/2045 •		155	135
3.307% due 12/26/2034 ^~		194	112
3.544% due 02/25/2035 ^~		623	542
4.300% due 01/25/2036 ^~		1,533	1,358
4.301% due 09/25/2035 ^~		109	94
5.915% due 09/25/2037 ~		8,346	7,248
6.000% due 06/25/2036 ^		229	220
6.500% due 09/25/2037 ^		312	305
Residential Asset Securitization Trust
0.492% due 01/25/2046 ^•		1,638	549
0.542% due 02/25/2034 •		74	68
5.500% due 09/25/2035 ^		98	72
5.500% due 12/25/2035 ^		268	193
5.750% due 02/25/2036 ^		871	546
6.000% due 07/25/2036		434	347
6.000% due 07/25/2037 ^		1,399	806
Residential Funding Mortgage Securities, Inc. Trust
3.856% due 02/25/2036 ^~		316	298
4.142% due 09/25/2036 ^~		19	11
6.000% due 10/25/2036 ^		419	400
6.500% due 03/25/2032		14	14
RMAC Securities PLC 0.234% due 06/12/2044 •	GBP	653	874
Securitized Asset Sales, Inc. 2.158% due 11/26/2023 ~		$13	13
Sequoia Mortgage Trust 2.860% due 09/20/2046 ^~		55	43
Structured Adjustable Rate Mortgage Loan Trust
0.312% due 06/25/2037 •		1,791	1,729
0.412% due 10/25/2035 •		3,154	3,127
1.516% due 01/25/2035 ^•		14	13
2.535% due 03/25/2034 ~		8	8
2.701% due 01/25/2035 ~		94	96
2.982% due 10/25/2036 ^~		349	259
3.055% due 04/25/2036 ^~		368	281
3.156% due 09/25/2036 ^~		294	260
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •		207	194
0.452% due 07/25/2046 •		2,418	2,154
0.512% due 05/25/2036 •		156	137
0.512% due 08/25/2036 ^•		1,020	1,027
0.552% due 05/25/2045 •		40	40
0.593% due 07/19/2035 •		195	190
0.652% due 02/25/2036 ^•		330	317
0.673% due 07/19/2034 •		6	6
0.692% due 08/25/2036 ^•		731	671
0.753% due 09/19/2032 •		1	1
0.793% due 03/19/2034 •		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.244% due 03/25/2033 ~		26	28
Thornburg Mortgage Securities Trust
1.494% due 06/25/2037 •		17,021	16,951
1.904% due 10/25/2043 ~		69	70
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	16,092	22,379
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$86	89
3.244% due 04/10/2046		40	41
UBS-Citigroup Commercial Mortgage Trust 2.317% due 01/10/2045 ~(a)		7,227	0
Wachovia Mortgage Loan Trust LLC
2.447% due 05/20/2036 ^~		345	357
2.477% due 10/20/2035 ~		589	434
2.712% due 03/20/2037 ^~		61	57
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		4	5
0.672% due 12/25/2045 •		419	400
0.846% due 01/25/2047 •		113	113
0.866% due 06/25/2047 ^•		53	15
0.938% due 12/25/2046 •		227	226
1.096% due 06/25/2046 •		643	649
1.316% due 11/25/2042 •		9	9
1.516% due 06/25/2042 •		148	147

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.516% due 08/25/2042 •		78	77
1.877% due 05/25/2046 •		132	130
1.877% due 12/25/2046 •		399	388
2.344% due 03/25/2033 ~		36	36
2.409% due 03/25/2034 ~		2	2
2.514% due 10/25/2036 ^~		24	24
2.571% due 06/25/2033 ~		50	51
2.593% due 12/25/2032 ~		2,225	2,280
2.662% due 05/25/2037 ^~		51	47
2.725% due 03/25/2035 ~		130	135
2.747% due 10/25/2034 ~		120	124
2.751% due 08/25/2035 ~		295	307
2.786% due 09/25/2033 ~		7	7
2.810% due 03/25/2037 ^~		21,167	19,759
2.814% due 01/25/2036 ~		594	611
2.858% due 06/25/2037 ^~		1,227	1,206
3.035% due 07/25/2037 ^~		310	312
3.250% due 10/25/2036 ^~		715	688
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	295
0.999% due 12/21/2049 •		6,648	9,225
1.699% due 12/21/2049 •		910	1,266
2.199% due 12/21/2049 •		455	634
2.699% due 12/21/2049 •		260	362
3.199% due 12/21/2049 •		260	360
Washington Mutual Mortgage Pass-Through Certificates Trust
0.792% due 01/25/2036 ^•		$2,885	2,203
0.886% due 04/25/2047 •		3,652	3,245
3.186% due 06/25/2033 ~		25	26
5.500% due 11/25/2035		113	105
5.750% due 11/25/2035 ^		766	787
6.000% due 10/25/2035 ^		412	336
Wells Fargo Alternative Loan Trust 0.442% due 06/25/2037 ^•		1,194	1,032
Wells Fargo Mortgage-Backed Securities Trust 2.827% due 04/25/2036 ~		63	62

Total Non-Agency Mortgage-Backed Securities (Cost $286,205)			303,472

ASSET-BACKED SECURITIES 17.1%
ACE Securities Corp. Home Equity Loan Trust
0.212% due 08/25/2036 ^•		3,074	985
0.252% due 08/25/2036 ^•		1,648	535
0.292% due 12/25/2036 •		5,334	2,007
1.067% due 11/25/2033 •		194	193
Aegis Asset-Backed Securities Trust 1.092% due 03/25/2035 ^•		290	286
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(b)		2,600	2,600
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.217% due 11/25/2034 •		870	862
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •		310	304
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •		8,400	8,393
Apidos CLO 0.000% due 07/17/2030 •		1,900	1,898
Ares European CLO DAC 0.780% due 10/15/2031•	EUR	14,000	16,601
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$2,000	1,998
Argent Securities Trust
0.202% due 09/25/2036 •		397	171
0.242% due 09/25/2036 •		937	405
0.392% due 06/25/2036 •		3,729	1,482
0.392% due 07/25/2036 •		2,248	916
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.912% due 02/25/2034 •		771	752
Asset-Backed Funding Certificates Trust
0.202% due 01/25/2037 •		3,164	2,225
0.252% due 01/25/2037 •		1,520	1,078
0.792% due 06/25/2034 •		400	394
1.092% due 06/25/2037 •		44	41
1.142% due 03/25/2034 ^•		939	927
1.217% due 12/25/2032 •		232	232
Asset-Backed Securities Corp. Home Equity Loan Trust
0.767% due 11/25/2035 •		450	451
1.187% due 02/25/2035 •		982	991
Assurant CLO Ltd. 1.141% due 10/20/2031 •		3,700	3,700
Bayview Financial Revolving Asset Trust 1.025% due 02/28/2040 •		83	79
Bear Stearns Asset-Backed Securities Trust
0.262% due 01/25/2037 •		29	38
0.292% due 12/25/2036 •		849	849
0.412% due 08/25/2036 •		3,952	3,822

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

0.722% due 02/25/2036 •		3,033	3,022
0.737% due 12/25/2035 •		197	197
0.812% due 11/25/2035 ^•		1,540	1,526
0.827% due 09/25/2035 •		1,728	1,726
0.892% due 09/25/2046 •		399	392
1.052% due 04/25/2035 •		589	590
1.092% due 11/25/2042 •		4	4
5.500% due 08/25/2036		166	168
5.750% due 11/25/2034 ^þ		743	737
6.500% due 10/25/2036 ^		4,707	3,213
Belle Haven ABS CDO Ltd. 0.611% due 11/03/2044 •		37,137	15,199
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(b)		4,900	4,900
Cairn CLO BV 0.000% due 10/15/2031•	EUR	6,000	7,115
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(b)		$9,400	9,400
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •	EUR	6,900	8,182
Carrington Mortgage Loan Trust
0.252% due 10/25/2036 •		$1,059	955
0.332% due 06/25/2036 •		3,400	3,308
0.992% due 05/25/2034 •		1,490	1,473
Catamaran CLO Ltd. 1.444% due 04/22/2030 •		10,844	10,851
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		5,600	5,601
CIFC Funding Ltd. 1.038% due 10/24/2030 •		9,300	9,302
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		11,398	11,595
Citigroup Mortgage Loan Trust
0.412% due 09/25/2036 •		11,687	9,919
0.412% due 12/25/2036 •		1,963	1,596
Citius Funding Ltd. 0.353% due 05/05/2046 ^•		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		6,392	6,851
Countrywide Asset-Backed Certificates
0.232% due 08/25/2037 •		3,487	3,454
0.252% due 12/25/2035 ^•		124	124
0.402% due 09/25/2037 ^•		1,664	1,551
0.432% due 12/25/2036 ^•		197	157
0.652% due 09/25/2036 •		320	320
1.592% due 02/25/2035 •		4,068	4,084
4.471% due 10/25/2046 ^~		190	191
Countrywide Asset-Backed Certificates Trust
0.282% due 06/25/2047 •		1,846	1,839
0.552% due 05/25/2036 •		79	79
0.947% due 05/25/2036 •		908	909
4.452% due 12/25/2034 ~		1,791	1,815
Countrywide Asset-Backed Certificates Trust, Inc. 0.812% due 07/25/2034 •		637	631
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •		4	4
Credit-Based Asset Servicing & Securitization LLC 0.842% due 04/25/2036 •		2,203	2,166
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.457% due 03/25/2037 ^þ		8,928	4,560
Credit-Based Asset Servicing & Securitization Trust
0.242% due 11/25/2036 •		1,000	600
3.264% due 01/25/2037 ^þ		1,298	597
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		62	63
7.790% due 05/25/2030 ^þ		256	254
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		2,794	2,793
Fairbanks Capital Mortgage Loan Trust 1.292% due 05/25/2028 •		4	4
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •		1,571	1,152
First Franklin Mortgage Loan Asset-Backed Certificates 0.917% due 05/25/2034 •		419	415
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •		177	176
0.827% due 07/25/2035 •		95	95
1.037% due 03/25/2035 •		2,791	2,784
1.367% due 07/25/2034 •		430	431
Fremont Home Loan Trust
0.222% due 11/25/2036 •		5,460	2,661
0.242% due 01/25/2037 •		1,572	890
0.572% due 02/25/2037 •		3,972	2,058
0.592% due 05/25/2036 •		9,642	7,382
0.962% due 05/25/2034 •		3,459	3,401

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

GE-WMC Mortgage Securities Trust 0.392% due 08/25/2036 •	2,650	1,598
GSAA Home Equity Trust
0.652% due 07/25/2037 •	31,412	18,402
0.992% due 08/25/2037 •	340	340
4.999% due 09/25/2035 ~	104	103
GSAMP Trust
0.142% due 12/25/2046 •	1,212	783
0.192% due 12/25/2046 •	4,423	2,883
0.242% due 09/25/2036 •	1,593	756
0.242% due 12/25/2046 •	2,846	1,871
0.322% due 12/25/2046 •	547	365
0.332% due 08/25/2036 •	964	873
0.632% due 04/25/2036 •	2,658	2,109
0.962% due 11/25/2034 •	1,242	1,235
Home Equity Loan Trust 0.432% due 04/25/2037 •	3,000	2,538
Home Equity Mortgage Loan Asset-Backed Trust
0.252% due 07/25/2037 •	3,009	2,057
0.292% due 07/25/2037 •	3,104	2,137
0.332% due 04/25/2037 •	2,194	1,682
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ	155	30
HSI Asset Securitization Corp. Trust
0.282% due 01/25/2037 •	1,729	1,479
0.312% due 12/25/2036 •	3,778	1,459
0.432% due 12/25/2036 •	1,093	422
0.532% due 12/25/2036 •	8,085	3,171
IXIS Real Estate Capital Trust 0.322% due 01/25/2037 •	4,129	2,095
JP Morgan Mortgage Acquisition Trust
0.392% due 07/25/2036 •	1,500	879
0.412% due 07/25/2036 ^•	1,467	555
6.630% due 07/25/2036 ^þ	1,168	505
KKR CLO Ltd. 0.000% due 07/15/2030 •	5,800	5,800
L2L Education Loan Trust 0.413% due 06/15/2031 •	2,855	2,834
LCM LP 1.188% due 07/20/2030 •	4,700	4,701
Lehman XS Trust 0.612% due 05/25/2046 ^•	32,355	31,015
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •	20,200	20,206
Long Beach Mortgage Loan Trust
0.692% due 02/25/2036 •	1,743	1,604
0.772% due 01/25/2046 •	1,959	1,957
1.892% due 07/25/2032 ^•	102	103
Marble Point CLO Ltd. 1.224% due 10/15/2030 •	5,300	5,300
MASTR Asset-Backed Securities Trust
0.142% due 10/25/2036 •	977	425
0.192% due 11/25/2036 •	60	27
0.332% due 10/25/2036 •	1,700	1,606
0.392% due 08/25/2036 •	968	511
0.572% due 03/25/2036 •	3,338	2,697
0.842% due 10/25/2035 ^•	710	703
Merrill Lynch Mortgage Investors Trust
0.202% due 08/25/2037 •	1,994	1,293
0.242% due 08/25/2037 •	12,034	7,869
0.542% due 02/25/2047 •	543	389
0.842% due 06/25/2036 •	79	79
3.960% due 02/25/2037 ^þ	1,628	314
MidOcean Credit CLO
0.000% due 01/29/2030 •	4,000	3,997
1.205% due 02/20/2031 •	4,000	4,000
Monroe Capital BSL CLO Ltd. 1.270% due 05/22/2027 •	1,962	1,962
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 12/25/2036 •	3,677	2,432
0.202% due 03/25/2037 •	1,588	863
0.232% due 11/25/2036 •	9,672	6,101
0.242% due 09/25/2036 •	10,248	4,929
0.242% due 10/25/2036 •	21,045	13,821
0.242% due 11/25/2036 •	3,143	2,312
0.242% due 12/25/2036 •	814	543
0.252% due 09/25/2036 •	1,806	1,036
0.272% due 02/25/2037 •	2,215	988
0.292% due 02/25/2037 •	64	39
0.312% due 11/25/2036 •	5,229	3,331
0.342% due 08/25/2036 •	129	84
0.342% due 03/25/2037 •	17,031	9,427
0.452% due 02/25/2037 •	1,592	730
0.572% due 06/25/2036 •	1,059	711
1.007% due 03/25/2035 •	722	723
1.142% due 09/25/2033 •	712	710

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.142% due 06/25/2035 ^•		4,000	3,877
Morgan Stanley Home Equity Loan Trust 0.192% due 12/25/2036 •		1,556	946
MP CLO Ltd. 0.891% due 10/18/2028 •		7,600	7,600
Nelnet Student Loan Trust
0.217% due 05/27/2025 •		58	58
0.235% due 03/23/2037 •		176	174
0.286% due 10/25/2033 •		299	295
0.497% due 03/25/2026 •		226	225
New Century Home Equity Loan Trust 3.092% due 01/25/2033 ^•		403	376
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.422% due 10/25/2036 ^•		4,470	1,289
0.492% due 02/25/2037 ^•		462	174
North Carolina State Education Assistance Authority 0.892% due 07/25/2039 •		528	529
NovaStar Mortgage Funding Trust
0.262% due 11/25/2036 •		8,342	3,663
0.302% due 01/25/2037 •		3,178	1,423
0.392% due 09/25/2036 •		3,814	2,243
0.592% due 10/25/2036 •		1,272	1,006
Ocean Trails CLO 0.984% due 07/15/2028 •		2,016	2,014
Option One Mortgage Loan Trust
0.222% due 07/25/2037 •		1,053	849
0.272% due 04/25/2037 •		1,014	639
0.312% due 01/25/2037 •		920	651
0.332% due 04/25/2037 •		1,141	802
0.342% due 03/25/2037 •		575	368
0.342% due 07/25/2037 •		1,425	1,168
Ownit Mortgage Loan Trust
0.392% due 05/25/2037 •		1,866	1,682
3.015% due 10/25/2035 þ		697	498
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(b)		12,100	12,100
1.158% due 04/20/2027 •		3,392	3,394
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.797% due 09/25/2035 •		110	111
1.892% due 12/25/2034 •		754	763
People's Financial Realty Mortgage Securities Trust 0.232% due 09/25/2036 •		2,487	926
RAAC Trust
0.602% due 02/25/2036 •		275	274
0.602% due 08/25/2036 •		1,055	1,070
0.692% due 06/25/2044 •		319	292
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		6,000	5,508
5.612% due 04/25/2037 þ		3,801	1,583
Residential Asset Mortgage Products Trust 0.652% due 06/25/2032 •		4	4
Residential Asset Securities Corp. Trust
0.392% due 07/25/2036 •		1,495	1,489
0.632% due 07/25/2036 •		2,777	2,554
0.917% due 07/25/2034 •		305	302
0.932% due 12/25/2034 •		433	432
1.127% due 08/25/2035 •		2,000	1,994
Romark CLO Ltd. 0.000% due 10/23/2030 •(b)		5,300	5,300
Saxon Asset Securities Trust
0.262% due 10/25/2046 •		1,311	1,285
0.887% due 03/25/2035 ^•		268	263
Securitized Asset-Backed Receivables LLC Trust
0.592% due 03/25/2036 •		2,817	2,190
0.857% due 02/25/2034 •		991	981
Segovia European CLO 0.000% due 07/20/2032 • (b)	EUR	8,100	9,605
SG Mortgage Securities Trust
0.242% due 10/25/2036 •		$4,951	4,755
0.302% due 10/25/2036 •		2,300	1,868
0.632% due 02/25/2036 •		5,648	3,678
Sierra Madre Funding Ltd.
0.460% due 09/07/2039 •		18,770	16,713
0.480% due 09/07/2039 •		43,807	39,006
SLM Student Loan Trust
0.346% due 07/25/2025 •		128	115
1.592% due 06/25/2043 •		103	103
1.592% due 09/25/2076 •		104	102
1.676% due 04/25/2023 •		2,793	2,819
1.892% due 11/25/2070 •		141	144
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		5,800	5,800
1.156% due 07/25/2030 •		2,800	2,799
Soundview Home Loan Trust
0.202% due 02/25/2037 •		4,633	1,705
0.652% due 10/25/2036 •		4,007	3,957

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

0.917% due 06/25/2035 •		8	8
1.042% due 09/25/2037 •		2,598	2,398
Specialty Underwriting & Residential Finance Trust
0.212% due 03/25/2037 •		835	582
0.392% due 09/25/2037 •		4,428	2,249
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		2,700	2,700
Structured Asset Investment Loan Trust
0.812% due 10/25/2035 •		654	648
1.067% due 01/25/2035 •		1,713	1,667
1.217% due 01/25/2035 •		606	575
1.472% due 04/25/2033 •		36	36
1.667% due 01/25/2035 •		684	576
1.817% due 01/25/2035 ^•		507	138
Structured Asset Securities Corp. Trust 0.782% due 09/25/2035 •		9,994	9,821
Symphony CLO Ltd. 1.136% due 07/14/2026 •		4,811	4,817
Talon Funding Ltd. 0.621% due 06/05/2035 •		1,500	254
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		26,949	27,933
Triaxx Prime CDO Ltd. 0.346% due 10/02/2039 •		3,599	260
Venture CLO Ltd.
1.088% due 10/20/2028 •		1,081	1,081
1.208% due 04/20/2029 •		12,241	12,235
Vibrant CLO Ltd.
1.085% due 06/20/2029 •		3,200	3,202
1.228% due 09/15/2030 •		6,900	6,901
Voya CLO Ltd. 0.978% due 07/20/2029 •		5,100	5,100
Washington Mutual Asset-Backed Certificates Trust 0.572% due 05/25/2036 •		1,726	1,531
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		3,600	3,595
Wells Fargo Home Equity Asset-Backed Securities Trust 1.667% due 02/25/2035 •		3,600	3,631
Zais CLO Ltd. 1.334% due 04/15/2028 •		3,222	3,226

Total Asset-Backed Securities (Cost $703,011)			682,917

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		4,802	1,705
0.125% due 07/09/2035 þ		14,347	4,562
0.125% due 07/09/2041 þ		132	47
1.000% due 08/05/2021	ARS	57,585	342
1.000% due 07/09/2029		$685	261
2.500% due 07/22/2021	ARS	164,565	977
15.500% due 10/17/2026		31,710	77
34.069% (BADLARPP) due 10/04/2022 ~		2,200	10
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		22,575	130
Australia Government International Bond 2.500% due 05/21/2030	AUD	54,300	44,573
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	56,190	330
China Development Bank
3.230% due 01/10/2025	CNY	283,200	43,972
3.340% due 07/14/2025		252,400	39,268
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	2,050
Israel Government International Bond
2.750% due 07/03/2030		3,200	3,420
3.375% due 01/15/2050		1,300	1,392
3.800% due 05/13/2060		3,800	4,337
3.875% due 07/03/2050		1,700	1,971
Kuwait International Government Bond 3.500% due 03/20/2027		3,600	4,022
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	17,960	13,932
3.000% due 09/20/2030		4,785	4,211
Peru Government International Bond
5.940% due 02/12/2029	PEN	75,900	21,599
6.150% due 08/12/2032		20,800	5,526
6.350% due 08/12/2028		47,875	13,928
Provincia de Buenos Aires
37.854% due 04/12/2025	ARS	325,460	1,647
37.954% due 05/31/2022		13,030	73
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	7,121
4.500% due 01/20/2022		4,700	4,812
4.500% due 04/23/2028		2,100	2,482
5.103% due 04/23/2048		800	1,064

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Saudi Government International Bond
2.375% due 10/26/2021		600	604
2.875% due 03/04/2023		1,600	1,662
3.625% due 03/04/2028		4,300	4,760
South Africa Government International Bond
4.850% due 09/30/2029		10,000	10,633
10.500% due 12/21/2026	ZAR	1,064,500	84,721
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	3,119
6.350% due 08/10/2024		12,400	13,038

Total Sovereign Issues (Cost $342,284)			348,378

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		477	0

Total Common Stocks (Cost $505)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	5,342

Total Convertible Preferred Securities (Cost $4,179)			5,342

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.7%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	4,328
Bank of America Corp.
4.300% due 01/28/2025 • (i)		3,900,000	4,038
5.875% due 03/15/2028 • (i)		1,600,000	1,833
Citigroup, Inc. 4.000% due 12/10/2025 • (i)		600,000	622
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	8,355
Nationwide Building Society 10.250% ~		10,000	2,601
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(i)		3,571,675	5,712
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		400,000	414

			27,903

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		400,020	10,586
AT&T, Inc. 2.875% due 03/02/2025 • (i)		3,800,000	4,597

			15,183

Total Preferred Securities (Cost $39,105)			43,086

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
ARGENTINA TREASURY BILLS 0.1%
18.364% due 07/30/2021 - 10/29/2021 (f)(g)	ARS	774,449	4,345

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $4,862)		4,345

Total Investments in Securities (Cost $2,990,165)		3,053,981

	SHARES
INVESTMENTS IN AFFILIATES 24.8%
SHORT-TERM INSTRUMENTS 24.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.8%
PIMCO Short Asset Portfolio	37,977,561	380,611
PIMCO Short-Term Floating NAV Portfolio III	62,017,705	611,557

Total Short-Term Instruments (Cost $991,761)		992,168

Total Investments in Affiliates (Cost $991,761)		992,168

Total Investments 101.1% (Cost $3,981,926)		$4,046,149
Financial Derivative Instruments (m)(o) 0.4%(Cost or Premiums, net $3,548)		16,795
Other Assets and Liabilities, net (1.5)%		(62,786)

Net Assets 100.0%		$4,000,158

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$10,697	$10,586	0.26%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	2,100	2,091	0.05
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,000	1,015	0.03
Deutsche Bank AG	3.729	01/14/2032	01/27/2021 - 01/28/2021	1,709	1,732	0.04

$15,506	$15,424	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.950)%	02/05/2021	TBD(2)	EUR	(2,123)	$(2,508)
CFR	(0.950)	11/04/2020	TBD(2)	(2,044)	(2,408)
(0.900)	08/26/2020	TBD(2)	(940)	(1,107)

Total Reverse Repurchase Agreements	$(6,023)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$6,300	$(6,336)	$(6,349)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	4,000	(4,131)	(4,130)

Total Short Sales (0.3)%	$(10,467)	$(10,479)

(l)	Securities with an aggregate market value of $6,214 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(20,707) at a weighted average interest rate of (0.313%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2021	1,020	183,125	$1,427	$895	$0
Euro-Bund 10-Year Bond September Futures	09/2021	196	40,116	371	125	(44)
U.S. Treasury 5-Year Note September Futures	09/2021	5,816	717,867	(1,494)	364	0
U.S. Treasury 10-Year Note September Futures	09/2021	1,323	175,298	(77)	310	0

$227	$1,694	$(44)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	906	(133,366)	$(1,962)	$0	$(439)
U.S. Treasury 30-Year Bond September Futures	09/2021	717	(115,258)	(3,483)	0	(471)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	338	(65,128)	(3,174)	0	(380)

$(8,619)	$0	$(1,290)

Total Futures Contracts	$(8,392)	$1,694	$(1,334)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.130%	$3,000	$(10)	$56	$46	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	900	0	5	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	1,700	6	3	9	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.537	EUR	9,600	30	158	188	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.238	$700	93	(28)	65	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.113	21,300	19	78	97	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.126	10,000	83	6	89	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.167	15,600	315	(117)	198	0	(3)
Stellantis NV	5.000	Quarterly	06/20/2026	1.032	EUR	3,300	766	9	775	5	0

$1,302	$170	$1,472	$5	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$32,000	$(1,130)	$(2,164)	$(3,294)	$0	$(15)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	118,900	(11,339)	(1,001)	(12,340)	0	(64)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	EUR	27,400	(165)	(135)	(300)	4	0

$(12,634)	$(3,300)	$(15,934)	$4	$(79)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$9,500	$(319)	$73	$(246)	$0	$(8)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	20,400	412	109	521	3	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	102,500	2,367	274	2,641	16	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	8,500	237	41	278	0	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		19,000	579	28	607	0	(3)

							$3,276	$525	$3,801	$19	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	49,400	$(101)	$84	$(17)	$0	$(66)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		75,800	(16)	259	243	164	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		43,700	1,899	(685)	1,214	0	(5)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	62,600	0	156	156	3	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		109,100	0	270	270	5	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		288,800	(2)	723	721	14	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		33,600	0	82	82	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		151,500	(3)	381	378	8	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		35,800	0	88	88	2	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		85,700	0	209	209	4	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		62,900	0	154	154	3	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		28,300	0	68	68	1	0
Pay	1-Year BRL-CDI	3.330	Maturity	01/03/2022		24,600	0	(29)	(29)	0	(1)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		21,000	0	(36)	(36)	0	(1)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		1,287,700	(6)	(1,766)	(1,772)	0	(65)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		11,800	11	(1)	10	1	0
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022		395,300	560	(7)	553	20	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		41,500	0	(45)	(45)	0	(2)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		17,200	0	(17)	(17)	0	(1)
Pay	1-Year BRL-CDI	7.115	Maturity	01/02/2023		573,000	0	187	187	0	(143)
Pay	1-Year BRL-CDI	7.790	Maturity	01/02/2024		384,000	0	268	268	0	(185)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	27,100	0	178	178	0	(1)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		7,500	0	49	49	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		12,100	53	44	97	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		9,500	0	14	14	2	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		8,600	0	28	28	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		5,100	0	17	17	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		2,600	0	10	10	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		14,300	20	8	28	3	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		112,700	(1,940)	15	(1,925)	35	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$239,700	11,006	(20,510)	(9,504)	0	(190)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		31,800	2,731	(3,511)	(780)	0	(26)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(26)	(14)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		25,770	258	1,284	1,542	0	(66)
Receive	3-Month USD-LIBOR	0.772	Semi-Annual	03/20/2050		15,800	0	3,655	3,655	0	(104)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		900	29	102	131	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,800	721	(222)	499	0	(21)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		49,600	(2,872)	341	(2,531)	0	(366)
Pay	6-Month JPY-LIBOR	(0.086)	Semi-Annual	09/11/2029	JPY	624,000	0	(63)	(63)	0	0
Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/25/2023	MXN	4,100,000	(31)	(1,636)	(1,667)	136	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	1,558	1,568	158	0

							$12,339	$(18,322)	$(5,983)	$565	$(1,249)

Total Swap Agreements							$4,283	$(20,927)	$(16,644)	$593	$(1,349)

(n)	Securities with an aggregate market value of $75,295 and cash of $5,204 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(o)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	DKK	2,918		$464	$0	$(1)
	07/2021	MXN	26,421		1,337	14	0
	07/2021		$8,372	AUD	11,118	0	(34)
	07/2021		1,389	EUR	1,141	0	(36)
	08/2021	AUD	11,118		$8,373	34	0
	08/2021		$922	RUB	69,292	19	0
	09/2021		9	PLN	33	0	0
	09/2021		1,825	RUB	133,145	0	(26)
BPS	07/2021	AUD	43,995		$34,190	1,196	0
	07/2021	DKK	2,525		404	1	0
	07/2021	EUR	10,402		12,474	140	0
	07/2021	JPY	73,873		675	11	0
	07/2021		$3,587	EUR	3,000	0	(29)
	07/2021		13,892	NZD	19,855	0	(13)
	08/2021	JPY	73,873		$666	1	0
	08/2021	NZD	19,855		13,891	13	0
	08/2021	PEN	1,765		478	18	0
	08/2021	SEK	12,260		1,467	34	0
	10/2021	DKK	2,145		344	1	0
	11/2021	ILS	1,104		337	0	(2)
	11/2021	MXN	325,638		16,131	66	0
BRC	09/2021		$6	PLN	21	0	0
CBK	07/2021	BRL	29,321		$5,820	0	(75)
	07/2021	DKK	2,263		359	0	(2)
	07/2021	PEN	25,540		6,969	327	0
	07/2021		$5,862	BRL	29,321	34	0
	07/2021		16,777	CAD	20,632	0	(133)
	07/2021		5,304	PEN	20,411	5	0
	07/2021		685	RUB	52,885	36	0
	08/2021	CAD	20,632		$16,777	133	0
	08/2021	PEN	53,953		14,322	272	(7)
	08/2021		$841	RUB	63,170	17	0
	09/2021	PEN	24,250		$6,451	131	0
	09/2021		$10,906	CLP	7,807,345	0	(294)
	09/2021	ZAR	600,372		$43,654	2,009	0
	10/2021	PEN	20,411		5,313	0	(5)
	02/2022		16,209		4,264	48	0
	02/2022	ZAR	5,651		369	0	(15)
GLM	07/2021	GBP	53,728		75,957	1,635	0
	07/2021		$1,374	RUB	106,010	71	0
	08/2021		19,804	COP	75,456,075	265	0
	08/2021		1,178	RUB	88,244	20	0
	09/2021	HKD	12,085		$1,558	1	0
	09/2021	TWD	6,594		241	3	0
	09/2021		$9	PLN	34	0	0
	09/2021		2,319	RUB	169,968	0	(23)
	09/2021	ZAR	290,932		$21,136	953	0
HUS	07/2021	EUR	21,175		25,221	113	0
	07/2021		$1,480	EUR	1,214	0	(41)
	07/2021		74,364	GBP	53,728	0	(42)
	08/2021	GBP	53,728		$74,369	41	0
	08/2021		$1,893	RUB	142,550	41	0
	09/2021	CNH	531,618		$82,721	938	0
	09/2021	KRW	167,692		151	2	0
	09/2021		$10	PLN	39	0	0
	09/2021		957	RUB	70,103	0	(10)
	10/2021	PEN	16,581		$4,487	167	0
	12/2021		34,282		9,242	317	0
IND	02/2022	ZAR	91,256		5,909	0	(293)
JPM	07/2021	NZD	19,855		14,490	611	0
	11/2021	CLP	7,820,685		10,809	204	0
	02/2022	ZAR	2,697		177	0	(7)
MYI	07/2021	BRL	114,745		22,753	0	(317)
	07/2021	NOK	2,440		295	12	0
	07/2021		$6,225	AUD	8,229	0	(53)
	07/2021		22,939	BRL	114,745	131	0
	07/2021		408	DKK	2,540	0	(3)
	07/2021		679	RUB	52,044	30	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	AUD	8,229	$6,226	53	0
08/2021	$22,681	BRL	114,745	310	0
09/2021	3,898	ZAR	55,886	0	(22)
10/2021	DKK	2,540	$409	3	0
RYL	02/2022	ZAR	19,838	1,288	0	(60)
SCX	07/2021	EUR	95,139	116,389	3,578	0
07/2021	PEN	6,244	1,660	37	0
07/2021	$2,857	PEN	11,373	99	0
08/2021	EUR	121,361	$144,016	18	0
09/2021	PEN	11,373	2,860	0	(104)
12/2021	$2,364	INR	177,549	0	(24)
SOG	07/2021	485	DKK	3,023	0	(3)
07/2021	778	RUB	60,407	46	0
08/2021	1,050	79,219	25	0
10/2021	DKK	3,023	$486	3	0
SSB	07/2021	$26,992	BRL	144,066	1,973	0
TOR	07/2021	CAD	20,632	$17,077	433	0
02/2022	ZAR	4,290	280	0	(11)
UAG	07/2021	AUD	15,244	11,816	384	0
07/2021	MXN	15,020	725	0	(27)
07/2021	$30,260	AUD	39,892	0	(343)
07/2021	2,232	RUB	171,128	100	0
08/2021	AUD	39,892	$30,264	342	0
09/2021	$944	RUB	69,259	0	(8)

Total Forward Foreign Currency Contracts	$17,519	$(2,063)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	18,000	$958	$880
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/29/2021	83,800	1,843	375

$2,801	$1,255

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	6,700	$38	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	2,400	22	7
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	2,400	23	10

$83	$18

Total Purchased Options	$2,884	$1,273

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	3,800	$(17)	$(10)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	5,100	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,600	(4)	0
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	3,200	(4)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	6,900	(5)	(5)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	4,200	(5)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	17,100	(10)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	17,100	(23)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	9,200	(10)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	8,600	(9)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	9,400	(10)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	36,500	(38)	(22)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	5,400	(24)	(15)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,900	(3)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	8,700	(7)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	8,700	(10)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	29,200	(30)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	13,600	(15)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	9,200	(10)	(2)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	4,700	(28)	(20)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	5,900	(5)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	4,900	(5)	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	18,200	(17)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	6,500	(6)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	16,300	(17)	(4)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	2,900	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	9,400	(9)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	4,200	(4)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,700	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	18,200	(19)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	20,900	(22)	(12)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	8,700	(12)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	9,700	(10)	(1)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	900	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	2,000	(5)	0

$(405)	$(157)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	87,900	$(954)	$(897)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,800	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	83,800	(666)	(53)

$(1,634)	$(950)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	10,900	$(48)	$(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	2,700	(10)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	2,700	(8)	(3)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	8,000	(41)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	4,100	(14)	(12)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	9,500	(30)	(16)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	2,700	(9)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	4,800	(30)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	4,800	(30)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	14,000	(44)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	8,900	(27)	(14)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	5,700	(24)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	12,400	(45)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	2,000	(10)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	6,900	(30)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	9,800	(32)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	3,500	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	16,000	(100)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	7,200	(31)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	7,200	(16)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	5,300	(26)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	10,600	(30)	(44)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	6,000	(23)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	5,700	(18)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	3,000	(13)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	4,500	(14)	(9)

$(714)	$(285)

Total Written Options	$(2,753)	$(1,392)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.194%		$4,700	$(184)	$203	$19	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.320		700	(27)	29	2	0
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.194		2,100	(81)	90	9	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		100	(2)	1	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872		400	(4)	6	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011		1,100	4	(4)	0	0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.396		2,300	(7)	49	42	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		200	(3)	2	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784		1,900	(28)	39	11	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204		17,400	(770)	670	0	(100)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.446		400	(49)	22	0	(27)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.909		200	(7)	8	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014		1,100	(32)	32	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.320		700	(34)	36	2	0
JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.944	EUR	5,900	1,365	(86)	1,279	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049		$200	(10)	10	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.210		11,400	81	212	293	0

								$212	$1,319	$1,660	$(129)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059		$900	$(26)	$35	$9	$0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		18,100	(628)	816	188	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		12,100	(424)	550	126	0

								$(1,078)	$1,401	$323	$0

Total Swap Agreements								$(866)	$2,720	$1,983	$(129)

(p)

Securities with an aggregate market value of $849 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$65,416	$5,148	$70,564
Corporate Bonds & Notes
Banking & Finance	0	486,213	0	486,213
Industrials	0	272,361	0	272,361
Utilities	0	72,533	0	72,533
Convertible Bonds & Notes
Industrials	0	17,413	0	17,413
Municipal Bonds & Notes
California	0	3,034	0	3,034
Illinois	0	1,731	0	1,731
Puerto Rico	0	744	0	744
Washington	0	28,434	0	28,434
West Virginia	0	6,694	0	6,694
U.S. Government Agencies	0	185,158	0	185,158
U.S. Treasury Obligations	0	521,562	0	521,562
Non-Agency Mortgage-Backed Securities	0	303,472	0	303,472
Asset-Backed Securities	0	682,917	0	682,917
Sovereign Issues	0	348,378	0	348,378
Convertible Preferred Securities
Banking & Finance	5,342	0	0	5,342
Preferred Securities
Banking & Finance	0	27,903	0	27,903
Utilities	0	4,597	10,586	15,183
Short-Term Instruments
Argentina Treasury Bills	0	4,345	0	4,345

	$5,342	$3,032,905	$15,734	$3,053,981
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$992,168	$0	$0	$992,168

Total Investments	$997,510	$3,032,905	$15,734	$4,046,149

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,479)	$0	$(10,479)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,020	1,267	0	2,287
Over the counter	0	20,775	0	20,775

	$1,020	$22,042	$0	$23,062
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(44)	(2,639)	0	(2,683)
Over the counter	(3)	(3,581)	0	(3,584)

	$(47)	$(6,220)	$0	$(6,267)

Total Financial Derivative Instruments	$973	$15,822	$0	$16,795

Totals	$998,483	$3,038,248	$15,734	$4,052,465

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
ANGOLA 1.1%
SOVEREIGN ISSUES 1.1%
Angolan Government International Bond
8.000% due 11/26/2029		$6,900	$7,098
8.250% due 05/09/2028		5,700	5,965
9.125% due 11/26/2049		3,600	3,697
9.500% due 11/12/2025		17,100	18,765

Total Angola (Cost $30,916)			35,525

ARGENTINA 2.0%
SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$16,318	5,891
0.125% due 07/09/2035 þ		50,747	16,188
0.125% due 01/09/2038 þ		8,793	3,324
0.125% due 07/09/2041 þ		82,433	29,511
0.125% due 07/09/2046 þ		1,334	431
1.000% due 07/09/2029		5,779	2,202
Provincia de Cordoba 5.000% due 12/10/2025 ^þ		254	198
Provincia de Entre Rios Argentina 5.000% due 08/08/2028 ^þ(c)		2,538	1,770
Provincia de la Rioja 9.750% due 02/24/2025 ^(c)		4,750	2,992
Provincia de Neuquen 2.500% due 04/27/2030 ^þ		1,384	900

Total Argentina (Cost $81,584)			63,407

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond
3.600% due 02/02/2031		$5,300	5,025
3.950% due 09/26/2029		2,400	2,377

Total Armenia (Cost $7,543)			7,402

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,500	1,790

Total Austria (Cost $1,615)			1,790

AZERBAIJAN 1.0%
CORPORATE BONDS & NOTES 0.8%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$20,100	24,082
State Oil Co. of the Azerbaijan Republic 4.750% due 03/13/2023		600	637

			24,719

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		2,900	3,014

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.750% due 03/18/2024		3,400	3,696

			6,710

Total Azerbaijan (Cost $27,948)			31,429

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond 6.000% due 11/21/2028		$6,350	6,461

Total Bahamas (Cost $6,379)			6,461

BAHRAIN 0.7%
SOVEREIGN ISSUES 0.7%
Bahrain Government International Bond
4.250% due 01/25/2028		$6,300	6,319
5.250% due 01/25/2033		2,000	1,952
5.625% due 09/30/2031		6,600	6,707
6.125% due 07/05/2022		8,522	8,937

Total Bahrain (Cost $23,772)			23,915

BELARUS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Belarus International Bond
5.875% due 02/24/2026		$600	557
6.200% due 02/28/2030		700	610
7.625% due 06/29/2027		400	391
Republic of Belarus Ministry of Finance 6.378% due 02/24/2031		1,000	871

Total Belarus (Cost $2,640)			2,429

BRAZIL 3.9%
CORPORATE BONDS & NOTES 2.7%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$2,200	2,307
Banco do Brasil S.A. 3.875% due 10/10/2022		5,000	5,150
Banco Votorantim S.A.
4.000% due 09/24/2022		2,600	2,687
4.500% due 09/24/2024		600	634
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		18,900	20,520
BRF S.A. 5.750% due 09/21/2050		6,900	7,101
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		1,800	1,864
CSN Inova Ventures 6.750% due 01/28/2028		11,100	12,291
CSN Islands Corp. 7.000% due 09/23/2021 (h)		10,300	10,421
CSN Resources S.A.
7.625% due 02/13/2023		300	312
7.625% due 04/17/2026		600	648
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	518
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (f)(h)		1,719	24
0.000% due 08/02/2021 (f)(h)		8,084	111
Petrobras Global Finance BV
5.093% due 01/15/2030		350	382
6.850% due 06/05/2115		2,300	2,632
7.250% due 03/17/2044		1,500	1,840
Vale Overseas Ltd.
6.250% due 08/10/2026		2,600	3,131
6.875% due 11/21/2036		680	933
6.875% due 11/10/2039		2,250	3,151
Vale S.A. 0.000% due 12/29/2049 ~(h)	BRL	86,100	10,280

			86,937

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
2.875% due 06/06/2025		$2,400	2,469
4.625% due 01/13/2028		400	433
4.750% due 01/14/2050		18,974	18,463
5.000% due 01/27/2045		1,875	1,903

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (f)	BRL	50,700	10,071
0.000% due 01/01/2022 (f)		18,200	3,558

			36,897

Total Brazil (Cost $114,298)			123,834

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bond 5.950% due 07/07/2032 (a)	EUR	4,700	5,573

Total Cameroon (Cost $5,573)			5,573

CAYMAN ISLANDS 2.8%
ASSET-BACKED SECURITIES 0.0%
Garanti Diversified Payment Rights Finance Co. 3.366% due 10/09/2021 «•		$517	517

CORPORATE BONDS & NOTES 2.8%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		6,947	5,154
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025		2,900	2,918
Geely Automobile Holdings Ltd. 4.000% due 12/09/2024 •(h)		200	207
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (f)		5,780	5,106
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024		5,000	4,731
9.750% due 09/28/2023		6,300	6,229
11.250% due 04/09/2022		600	614
11.500% due 01/30/2023		200	203
11.950% due 11/12/2023		3,000	3,079
KSA Sukuk Ltd. 4.303% due 01/19/2029		500	577
Lima Metro Line Finance Ltd.
4.350% due 04/05/2036		4,300	4,462
5.875% due 07/05/2034		975	1,140
Meituan 3.050% due 10/28/2030 (k)		4,200	4,160
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,000	3,064
New Metro Global Ltd. 4.500% due 05/02/2026		3,200	3,145
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		467	465
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		9,548	4,905
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,648	1,635
Poinsettia Finance Ltd. 6.625% due 06/17/2031		6,600	6,397
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026		5,300	5,302
2.694% due 06/17/2031 (k)		11,800	11,961
Samba Funding Ltd.
2.750% due 10/02/2024		300	314
2.900% due 01/29/2027		500	524
Sands China Ltd. 5.400% due 08/08/2028		5,500	6,392
Seazen Group Ltd. 4.450% due 07/13/2025		300	298
Sunac China Holdings Ltd.
5.950% due 04/26/2024		2,900	2,860
7.250% due 06/14/2022		1,200	1,228
7.500% due 02/01/2024		1,000	1,022
7.950% due 10/11/2023		300	310

			88,402

Total Cayman Islands (Cost $88,030)			88,919

CHILE 2.2%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile 2.704% due 01/09/2025		$1,600	1,668
Banco Santander Chile 2.700% due 01/10/2025		2,350	2,456

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Celulosa Arauco y Constitucion S.A. 4.500% due 08/01/2024	200	216
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	2,200	2,312
3.625% due 08/01/2027	900	984
3.700% due 01/30/2050	2,000	2,113
4.250% due 07/17/2042	9,600	10,886
4.375% due 02/05/2049	453	532
4.500% due 08/01/2047	700	828
4.875% due 11/04/2044	4,620	5,697
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,650	1,758
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	600	521
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,100	1,188
4.700% due 05/07/2050	400	452
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	12,350	13,193
GNL Quintero S.A. 4.634% due 07/31/2029	6,400	6,988
Sociedad Quimica y Minera de Chile S.A. 4.250% due 05/07/2029	1,200	1,346

		53,138

SOVEREIGN ISSUES 0.5%
Chile Government International Bond
3.100% due 05/07/2041	13,800	13,841
3.240% due 02/06/2028	200	219
3.500% due 04/15/2053	1,000	1,053
3.625% due 10/30/2042	1,000	1,066

		16,179

Total Chile (Cost $64,318)		69,317

CHINA 1.2%
CORPORATE BONDS & NOTES 1.2%
Contemporary Ruiding Development Ltd. 1.875% due 09/17/2025	$200	201
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	1,500	1,660
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	6,600	6,771
2.700% due 05/13/2030	7,200	7,440
3.250% due 09/13/2027	1,200	1,301
3.680% due 08/08/2049	5,800	6,233
4.125% due 09/12/2025 (k)	2,300	2,548
4.375% due 10/17/2023	2,000	2,156
4.875% due 05/17/2042	6,060	7,519
SPIC MTN Co. Ltd. 1.625% due 07/27/2025	800	799
Yango Justice International Ltd. 7.500% due 04/15/2024	2,700	2,609

Total China (Cost $37,280)		39,237

COLOMBIA 1.8%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 09/18/2023	$3,000	3,247
5.875% due 05/28/2045	3,400	3,647
7.375% due 09/18/2043	6,200	7,666

		14,560

SOVEREIGN ISSUES 1.3%
Colombia Government International Bond
3.875% due 02/15/2061	4,700	4,223
4.125% due 02/22/2042	1,600	1,562
4.125% due 05/15/2051	13,900	13,217
5.000% due 06/15/2045 (k)	9,300	9,913
5.200% due 05/15/2049	1,200	1,317
5.625% due 02/26/2044	200	227
6.125% due 01/18/2041	4,100	4,868

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

7.375% due 09/18/2037		5,225	6,891

			42,218

Total Colombia (Cost $53,096)			56,778

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$4,600	4,679
5.625% due 04/30/2043		7,900	7,338
6.125% due 02/19/2031		2,000	2,126
7.158% due 03/12/2045		200	210

Total Costa Rica (Cost $13,964)			14,353

DOMINICAN REPUBLIC 2.1%
SOVEREIGN ISSUES 2.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$10,600	10,945
5.300% due 01/21/2041		8,800	8,800
5.500% due 01/27/2025		4,800	5,282
5.875% due 01/30/2060		9,650	9,640
5.950% due 01/25/2027		11,300	12,735
6.000% due 07/19/2028		5,050	5,752
6.400% due 06/05/2049		4,600	4,956
6.500% due 02/15/2048		1,706	1,866
6.850% due 01/27/2045		300	340
6.875% due 01/29/2026		3,100	3,599
9.750% due 06/05/2026	DOP	101,400	2,018
10.750% due 08/11/2028		108,200	2,237

Total Dominican Republic (Cost $63,278)			68,170

ECUADOR 1.3%
CORPORATE BONDS & NOTES 0.0%
Petroamazonas EP 4.625% due 12/06/2021		$935	928

SOVEREIGN ISSUES 1.3%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		2,949	1,639
0.500% due 07/31/2030 þ(k)		7,774	6,705
0.500% due 07/31/2030 þ		8,700	7,504
0.500% due 07/31/2035 þ(k)		24,714	17,022
0.500% due 07/31/2040 þ(k)		11,415	7,106
0.500% due 07/31/2040 þ		2,150	1,338

			41,314

Total Ecuador (Cost $37,504)			42,242

EGYPT 3.5%
SOVEREIGN ISSUES 3.5%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,100	6,320
4.750% due 04/16/2026		7,600	9,420
5.577% due 02/21/2023		$2,800	2,947
5.875% due 02/16/2031		1,900	1,851
6.125% due 01/31/2022		36,900	37,773
6.375% due 04/11/2031	EUR	5,800	7,188
6.588% due 02/21/2028		$400	424
7.053% due 01/15/2032		12,900	13,265
7.500% due 01/31/2027		1,300	1,464
7.500% due 02/16/2061		7,000	6,583
7.600% due 03/01/2029		2,200	2,423
7.625% due 05/29/2032		1,300	1,383
7.903% due 02/21/2048		4,300	4,269
8.500% due 01/31/2047		7,700	8,050
8.700% due 03/01/2049		1,100	1,165
8.875% due 05/29/2050		400	432
14.313% due 10/13/2023	EGP	17,000	1,086
14.369% due 10/20/2025		65,100	4,140
14.605% due 09/08/2025		27,200	1,750

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Egypt (Cost $108,150)		111,933

EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
7.125% due 01/20/2050	$4,100	3,505
7.625% due 09/21/2034	3,070	2,794
7.650% due 06/15/2035	1,000	918
7.750% due 01/24/2023	500	496
8.250% due 04/10/2032	1,410	1,343

Total El Salvador (Cost $10,258)		9,056

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond 6.625% due 12/11/2024	$1,800	1,669

Total Ethiopia (Cost $1,801)		1,669

GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond 6.375% due 12/12/2024	$693	740

Total Gabon (Cost $681)		740

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.346% (US0003M + 1.190%) due 11/16/2022 ~	$2,200	2,219
3.700% due 05/30/2024	3,500	3,753
3.950% due 02/27/2023	5,600	5,883

Total Germany (Cost $10,926)		11,855

GHANA 1.5%
SOVEREIGN ISSUES 1.5%
Ghana Government International Bond
0.000% due 04/07/2025 (f)	$1,200	957
6.375% due 02/11/2027	2,500	2,519
7.625% due 05/16/2029	1,650	1,673
7.750% due 04/07/2029	4,100	4,200
7.875% due 03/26/2027	3,300	3,496
8.125% due 03/26/2032	10,100	10,267
8.625% due 04/07/2034	6,200	6,415
8.750% due 03/11/2061	13,800	13,304
8.950% due 03/26/2051	3,300	3,272
10.750% due 10/14/2030	395	500

Total Ghana (Cost $45,797)		46,603

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,200	2,405
4.500% due 05/03/2026	400	440
4.875% due 02/13/2028	2,200	2,486
4.900% due 06/01/2030	2,000	2,257
5.375% due 04/24/2032	500	582
5.750% due 06/06/2022	10,300	10,724
6.125% due 06/01/2050	6,900	8,470

Total Guatemala (Cost $24,872)		27,364

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.4%
AIA Group Ltd. 3.200% due 09/16/2040	$400	415
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (k)	2,100	1,445
4.250% due 11/07/2027	200	140
4.500% due 05/29/2029 (k)	5,200	3,614

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 11/19/2025		2,800	2,023
Lenovo Group Ltd.
3.421% due 11/02/2030		2,300	2,408
5.875% due 04/24/2025		2,800	3,172

			13,217

SOVEREIGN ISSUES 0.2%
Airport Authority 2.625% due 02/04/2051		6,300	6,329

Total Hong Kong (Cost $19,997)			19,546

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond 7.625% due 03/29/2041		$600	986

Total Hungary (Cost $943)			986

INDIA 1.1%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,300	3,302
Adani Transmission Ltd. 4.250% due 05/21/2036		1,496	1,528
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,726
3.950% due 02/13/2050		1,100	1,080
Muthoot Finance Ltd. 4.400% due 09/02/2023		2,800	2,888
ReNew Power Pvt Ltd.
5.875% due 03/05/2027		1,000	1,069
6.450% due 09/27/2022		4,000	4,140
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		5,400	5,497
5.700% due 02/27/2022		200	203

			21,433

SOVEREIGN ISSUES 0.4%
Export-Import Bank of India
3.375% due 08/05/2026		9,800	10,463
3.875% due 03/12/2024		1,200	1,283

			11,746

Total India (Cost $32,322)			33,179

INDONESIA 5.6%
CORPORATE BONDS & NOTES 2.8%
Indonesia Asahan Aluminium Persero PT
4.750% due 05/15/2025		$4,100	4,531
5.450% due 05/15/2030		7,900	9,195
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		3,500	3,725
Pelabuhan Indonesia PT
4.250% due 05/05/2025		6,900	7,531
5.375% due 05/05/2045		2,000	2,405
Pertamina Persero PT
1.400% due 02/09/2026		1,900	1,868
5.625% due 05/20/2043		1,000	1,180
6.000% due 05/03/2042		16,858	20,696
6.450% due 05/30/2044		10,400	13,575
6.500% due 11/07/2048		700	930
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		8,400	8,358
4.125% due 05/15/2027		1,300	1,412
4.375% due 02/05/2050		3,000	3,079
5.250% due 10/24/2042		1,800	2,038
5.250% due 05/15/2047		3,500	3,948
5.375% due 01/25/2029		4,300	5,014
5.450% due 05/21/2028		250	292
6.250% due 01/25/2049		300	379

			90,156

SOVEREIGN ISSUES 2.8%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	6,276
2.625% due 06/14/2023		1,700	2,120

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.350% due 01/11/2048		$800	910
4.450% due 02/11/2024 (k)		3,600	3,948
4.625% due 04/15/2043		400	464
4.750% due 07/18/2047		900	1,075
5.125% due 01/15/2045 (k)		5,000	6,202
5.250% due 01/17/2042		5,700	7,119
5.250% due 01/08/2047		2,000	2,550
6.625% due 02/17/2037		5,840	8,076
6.750% due 01/15/2044 (k)		10,400	15,411
7.750% due 01/17/2038		6,225	9,433
8.500% due 10/12/2035		1,290	2,069
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		2,300	2,356
3.800% due 06/23/2050		6,200	6,511
4.400% due 03/01/2028		1,700	1,943
4.450% due 02/20/2029 (k)		6,400	7,367
4.550% due 03/29/2026		5,000	5,696

			89,526

Total Indonesia (Cost $158,778)			179,682

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,837
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,367
6.800% due 11/22/2025		4,000	4,730

Total Ireland (Cost $12,845)			13,934

ISRAEL 0.7%
CORPORATE BONDS & NOTES 0.6%
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		$5,600	6,288
Leviathan Bond Ltd.
6.125% due 06/30/2025		6,800	7,497
6.500% due 06/30/2027		4,600	5,129

			18,914

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.375% due 01/15/2050		3,300	3,533
3.800% due 05/13/2060		900	1,027

			4,560

Total Israel (Cost $21,526)			23,474

IVORY COAST 1.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Cote d'lvoire
TBD% due 03/19/2027	EUR	2,100	2,484
3.750% (EUR003M + 3.750%) due 12/23/2021 ~«		5,900	6,982

			9,466

SOVEREIGN ISSUES 1.4%
Ivory Coast Government International Bond
4.875% due 01/30/2032		4,800	5,698
5.250% due 03/22/2030		12,950	16,084
5.750% due 12/31/2032 þ		$15,482	15,562
5.875% due 10/17/2031	EUR	800	1,022
6.625% due 03/22/2048		6,000	7,493

			45,859

Total Ivory Coast (Cost $54,010)			55,325

JAMAICA 0.0%
CORPORATE BONDS & NOTES 0.0%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,491	1,486

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Jamaica (Cost $1,491)			1,486

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
ARTS Ltd. 1.899% due 09/15/2021 «•		$262	261

Total Jersey, Channel Islands (Cost $261)			261

JORDAN 0.8%
SOVEREIGN ISSUES 0.8%
Jordan Government International Bond
5.750% due 01/31/2027		$2,900	3,125
5.850% due 07/07/2030		3,200	3,342
6.125% due 01/29/2026		15,900	17,281
7.375% due 10/10/2047		800	845

Total Jordan (Cost $24,019)			24,593

KAZAKHSTAN 1.2%
CORPORATE BONDS & NOTES 0.8%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$500	522
KazMunayGas National Co. JSC
4.750% due 04/24/2025		2,400	2,694
4.750% due 04/19/2027		4,200	4,800
5.375% due 04/24/2030		385	461
5.750% due 04/19/2047		9,300	11,647
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,200	6,332
4.000% due 08/15/2026		500	544

			27,000

SOVEREIGN ISSUES 0.4%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,100	2,793
4.875% due 10/14/2044		$5,900	7,423
6.500% due 07/21/2045		1,600	2,345

			12,561

Total Kazakhstan (Cost $35,213)			39,561

KENYA 0.5%
SOVEREIGN ISSUES 0.5%
Kenya Government International Bond
6.300% due 01/23/2034		$6,900	6,913
8.000% due 05/22/2032		8,900	10,040

Total Kenya (Cost $17,103)			16,953

KUWAIT 0.0%
SOVEREIGN ISSUES 0.0%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,200	1,341

Total Kuwait (Cost $1,335)			1,341

LUXEMBOURG 1.4%
CORPORATE BONDS & NOTES 1.4%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$6,466	1,649
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		4,320	4,489
6.000% due 11/27/2023		8,100	8,939
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		2,300	2,397
5.150% due 02/11/2026		4,650	5,242
6.510% due 03/07/2022		5,713	5,949
Guara Norte SARL 5.198% due 06/15/2034		1,473	1,538
Petrorio Luxembourg SARL 6.125% due 06/09/2026		4,300	4,404

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		3,300	3,453
5.250% due 05/23/2023 (i)		400	424
6.125% due 02/07/2022		800	827
Unigel Luxembourg S.A. 8.750% due 10/01/2026		4,500	4,885

Total Luxembourg (Cost $44,409)			44,196

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.404% due 04/28/2061		$9,100	9,353
4.550% due 04/21/2050		6,700	8,284
4.800% due 04/21/2060		4,800	6,379

Total Malaysia (Cost $20,794)			24,016

MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033		$360	446

Total Marshall Islands (Cost $425)			446

MEXICO 7.2%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «(d)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		4,673	1

			1

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.1%
Banco Mercantil del Norte S.A.
7.500% due 06/27/2029 •(h)(i)		$1,100	1,244
7.500% due 06/27/2029 (h)(i)		4,440	5,023
7.625% due 01/10/2028 •(h)(i)		500	568
8.375% due 10/14/2030 •(h)(i)		700	848
BBVA Bancomer S.A. 6.750% due 09/30/2022		950	1,011
Cibanco S.A. Ibm 4.962% due 07/18/2029		2,500	2,766
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		1,100	1,188
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		6,000	6,733
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	612
4.875% due 01/24/2022		$200	204
5.350% due 02/12/2028		10,500	10,339
5.950% due 01/28/2031		11,900	11,576
6.350% due 02/12/2048		23,238	19,836
6.375% due 01/23/2045		12,500	10,766
6.490% due 01/23/2027		11,762	12,438
6.500% due 03/13/2027		2,100	2,219
6.625% due 06/15/2035		1,225	1,185
6.750% due 09/21/2047		7,140	6,328
6.840% due 01/23/2030		4,958	5,115
6.950% due 01/28/2060		44,620	39,542
7.690% due 01/23/2050		20,633	19,885
Trust Fibra Uno
6.390% due 01/15/2050		3,400	3,991
6.950% due 01/30/2044		200	245

			163,662

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
3.750% due 01/11/2028		275	300
3.750% due 04/19/2071		7,300	6,693
3.771% due 05/24/2061		15,000	13,989
4.000% due 03/15/2115	EUR	2,000	2,562

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 04/22/2029		$2,300	2,603
5.000% due 04/27/2051		4,800	5,463
5.750% due 10/12/2110		30,150	36,140

			67,750

Total Mexico (Cost $238,937)			231,413

MONGOLIA 0.6%
SOVEREIGN ISSUES 0.6%
Mongolia Government International Bond
3.500% due 07/07/2027 (a)		$7,600	7,489
4.450% due 07/07/2031 (a)		4,000	3,934
5.125% due 12/05/2022		5,730	5,988
5.625% due 05/01/2023		1,400	1,482
8.750% due 03/09/2024		300	346

Total Mongolia (Cost $18,904)			19,239

MOROCCO 1.3%
CORPORATE BONDS & NOTES 0.4%
OCP S.A.
3.750% due 06/23/2031		$5,550	5,618
5.125% due 06/23/2051		6,600	6,681

			12,299

SOVEREIGN ISSUES 0.9%
Morocco Government International Bond
4.000% due 12/15/2050		8,000	7,440
4.250% due 12/11/2022		19,900	20,927

			28,367

Total Morocco (Cost $40,613)			40,666

NAMIBIA 0.3%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,482

U.S. GOVERNMENT AGENCIES 0.2%
Namibia International Bonds 5.500% due 11/03/2021		5,000	5,068

Total Namibia (Cost $7,303)			7,550

NETHERLANDS 1.1%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	110	131

CORPORATE BONDS & NOTES 1.1%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	487
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		5,300	7,298
Metinvest BV
7.750% due 04/23/2023		200	215
8.500% due 04/23/2026		3,300	3,769
Prosus NV
1.539% due 08/03/2028	EUR	1,600	1,966
2.031% due 08/03/2032		800	977
3.680% due 01/21/2030		$2,500	2,674
4.027% due 08/03/2050		1,500	1,448
Republic of Angola Via Avenir BV
4.665% (US0006M + 4.500%) due 12/07/2023 ~		11,010	10,856
7.660% (US0006M + 7.500%) due 07/01/2023 ~		4,548	4,561

			34,251

Total Netherlands (Cost $33,027)			34,382

NIGERIA 2.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Bank of Industry Limited 6.119% (LIBOR03M + 6.000%) due 12/14/2023 ~		$12,700	12,728

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SOVEREIGN ISSUES 2.4%
Nigeria Government International Bond
5.625% due 06/27/2022	6,744	6,984
6.375% due 07/12/2023	12,600	13,532
6.500% due 11/28/2027	18,700	19,875
7.143% due 02/23/2030	10,700	11,322
7.625% due 11/21/2025	4,300	4,861
7.696% due 02/23/2038	2,500	2,569
7.875% due 02/16/2032	7,600	8,208
8.747% due 01/21/2031	7,200	8,197

		75,548

Total Nigeria (Cost $83,535)		88,276

OMAN 2.3%
SOVEREIGN ISSUES 2.3%
Oman Government International Bond
3.875% due 03/08/2022	$4,500	4,567
4.125% due 01/17/2023	1,300	1,339
4.875% due 02/01/2025	6,900	7,243
5.625% due 01/17/2028	2,260	2,381
6.000% due 08/01/2029	26,600	28,354
6.250% due 01/25/2031	5,600	6,029
6.500% due 03/08/2047	2,200	2,160
6.750% due 10/28/2027	2,300	2,582
6.750% due 01/17/2048	1,200	1,198
7.000% due 01/25/2051	5,600	5,714
Oman Sovereign Sukuk Co. 4.875% due 06/15/2030	11,000	11,304

Total Oman (Cost $68,924)		72,871

PAKISTAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$4,800	4,839
5.625% due 12/05/2022	1,500	1,545

		6,384

SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond
6.875% due 12/05/2027	2,500	2,603
8.875% due 04/08/2051	7,300	7,766

		10,369

Total Pakistan (Cost $16,253)		16,753

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.6%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048	$4,833	5,272
Banco General S.A. 5.250% due 05/07/2031 •(h)(i)	9,500	9,956
Banco Nacional de Panama 2.500% due 08/11/2030	1,800	1,746
ENA Norte Trust 4.950% due 04/25/2028	1,040	1,063

		18,037

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
4.300% due 04/29/2053	13,600	15,116
4.500% due 05/15/2047	3,000	3,422
4.500% due 04/01/2056	2,500	2,835
6.700% due 01/26/2036	6,500	8,845
8.125% due 04/28/2034	2,860	4,126

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

9.375% due 01/16/2023		900	1,023

			35,367

Total Panama (Cost $50,743)			53,404

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	782
4.950% due 04/28/2031		3,000	3,454
5.400% due 03/30/2050		1,000	1,171
6.100% due 08/11/2044		5,600	6,983

Total Paraguay (Cost $11,000)			12,390

PERU 1.3%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	3,899
InRetail Consumer 3.250% due 03/22/2028		$5,000	4,952
Petroleos del Peru S.A.
4.750% due 06/19/2032		4,000	4,205
5.625% due 06/19/2047		7,800	8,324

			21,380

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
2.392% due 01/23/2026		3,700	3,826
2.780% due 12/01/2060		900	805
2.783% due 01/23/2031		2,200	2,247
2.844% due 06/20/2030		1,400	1,445
3.230% due 07/28/2121		2,100	1,850
5.350% due 08/12/2040	PEN	16,200	3,736
6.350% due 08/12/2028		14,700	4,277
6.550% due 03/14/2037		$1,900	2,623

			20,809

Total Peru (Cost $43,747)			42,189

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$5,800	5,826

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
2.650% due 12/10/2045		4,600	4,262
2.950% due 05/05/2045		4,800	4,646
3.700% due 03/01/2041		8,300	8,999
3.700% due 02/02/2042		3,000	3,244

			21,151

Total Philippines (Cost $28,408)			26,977

QATAR 2.1%
CORPORATE BONDS & NOTES 0.6%
Qatar Petroleum
2.250% due 07/12/2031 (a)		$5,300	5,244
3.125% due 07/12/2041 (a)		5,100	5,081
3.300% due 07/12/2051 (a)		10,400	10,400

			20,725

SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.750% due 04/16/2030 (k)		11,400	12,923
3.750% due 04/16/2030		1,200	1,360
4.500% due 04/23/2028		200	236
4.625% due 06/02/2046		4,100	5,095
4.817% due 03/14/2049 (k)		13,350	17,223
4.817% due 03/14/2049		1,730	2,232

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.103% due 04/23/2048		6,100	8,114

			47,183

Total Qatar (Cost $63,286)			67,908

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
2.000% due 12/08/2026	EUR	4,500	5,753
2.124% due 07/16/2031		11,250	13,797
2.375% due 04/19/2027		500	649
2.750% due 04/14/2041		1,000	1,181
2.875% due 05/26/2028		100	132
3.000% due 02/14/2031		$2,700	2,803
3.375% due 01/28/2050	EUR	5,300	6,725
3.500% due 04/03/2034		400	542
3.624% due 05/26/2030		400	550
4.000% due 02/14/2051		$4,400	4,630
4.625% due 04/03/2049	EUR	1,400	2,109

Total Romania (Cost $37,076)			38,871

RUSSIA 1.5%
CORPORATE BONDS & NOTES 0.1%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,290

SOVEREIGN ISSUES 1.4%
Russia Government International Bond
1.850% due 11/20/2032	EUR	4,600	5,337
2.875% due 12/04/2025		1,800	2,336
4.375% due 03/21/2029		$1,200	1,354
4.750% due 05/27/2026		7,600	8,646
5.100% due 03/28/2035		10,000	11,913
5.250% due 06/23/2047		2,400	3,022
5.625% due 04/04/2042		7,800	10,033
5.875% due 09/16/2043		800	1,069
12.750% due 06/24/2028		1,525	2,555

			46,265

Total Russia (Cost $46,800)			50,555

SAUDI ARABIA 3.1%
CORPORATE BONDS & NOTES 0.7%
Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	316
3.500% due 11/24/2070 (k)		21,000	20,448
3.500% due 11/24/2070		2,500	2,434

			23,198

SOVEREIGN ISSUES 2.4%
Saudi Government International Bond
2.250% due 02/02/2033		17,000	16,549
2.875% due 03/04/2023		200	208
3.450% due 02/02/2061		7,000	7,005
3.625% due 03/04/2028		12,900	14,280
3.750% due 01/21/2055		14,900	15,783
4.000% due 04/17/2025		400	442
4.500% due 10/26/2046		16,500	19,396
4.625% due 10/04/2047		1,400	1,676
5.000% due 04/17/2049		200	253

			75,592

Total Saudi Arabia (Cost $97,120)			98,790

SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	3,472
5.375% due 06/08/2037		4,500	5,268
6.250% due 05/23/2033		$2,300	2,432
6.750% due 03/13/2048		1,600	1,620

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Senegal (Cost $12,846)			12,792

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	7,100	8,495
1.650% due 03/03/2033		2,800	3,258
3.125% due 05/15/2027		1,800	2,378

Total Serbia (Cost $13,027)			14,131

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Medco Bell Pte Ltd. 6.375% due 01/30/2027		$2,900	2,995

Total Singapore (Cost $2,867)			2,995

SOUTH AFRICA 6.6%
CORPORATE BONDS & NOTES 1.7%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	2,072
6.500% due 04/15/2040		1,300	1,625
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		15,200	16,957
6.750% due 08/06/2023		9,600	10,059
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,971
Prosus NV 5.500% due 07/21/2025		300	343
Sasol Financing International Ltd. 4.500% due 11/14/2022		4,903	5,036
Transnet SOC Ltd. 4.000% due 07/26/2022		15,400	15,722

			55,785

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 ~		26,300	26,267
Sasol Ltd. 0.500% - 1.792% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		11,655	11,054

			37,321

SOVEREIGN ISSUES 3.7%
South Africa Government International Bond
4.300% due 10/12/2028		200	207
4.850% due 09/27/2027		500	538
4.850% due 09/30/2029		20,000	21,267
4.875% due 04/14/2026		2,000	2,176
5.375% due 07/24/2044		200	201
5.650% due 09/27/2047		2,400	2,453
5.750% due 09/30/2049		18,700	19,174
5.875% due 05/30/2022		13,400	14,059
10.500% due 12/21/2026	ZAR	730,100	58,107

			118,182

Total South Africa (Cost $204,744)			211,288

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
LG Chem Ltd. 1.375% due 07/07/2026 (a)		$11,200	11,115

Total South Korea (Cost $11,144)			11,115

SRI LANKA 1.0%
SOVEREIGN ISSUES 1.0%
Sri Lanka Government International Bond
5.750% due 01/18/2022 (k)		$1,183	1,089
5.750% due 04/18/2023		6,100	4,567
5.875% due 07/25/2022 (k)		4,700	3,995
6.125% due 06/03/2025		6,600	4,488
6.200% due 05/11/2027		700	434
6.250% due 07/27/2021		400	394

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

6.250% due 07/27/2021 (k)		2,200	2,167
6.825% due 07/18/2026		500	321
6.850% due 11/03/2025		4,100	2,757
7.550% due 03/28/2030		15,700	9,938
7.850% due 03/14/2029		2,600	1,664

Total Sri Lanka (Cost $35,452)			31,814

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$8,000	8,126

Total Supranational (Cost $8,000)			8,126

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.364% (LIBOR03M + 5.200%) due 06/23/2022 «~		$1,829	1,828

Total Tanzania (Cost $1,826)			1,828

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		$1,500	1,536
4.300% due 03/18/2051		2,400	2,635
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	415
Thaioil Treasury Center Co. Ltd. 3.500% due 10/17/2049		1,000	927

Total Thailand (Cost $5,189)			5,513

TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$424	426

Total Trinidad and Tobago (Cost $423)			426

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,282

Total Tunisia (Cost $1,821)			1,282

TURKEY 4.6%
CORPORATE BONDS & NOTES 0.8%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,231
5.125% due 06/22/2026		19,400	19,407
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,845	1,732
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,400	1,461
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		1,800	1,854

			25,685

SOVEREIGN ISSUES 3.8%
Turkey Government International Bond
3.250% due 03/23/2023		2,000	2,000
4.250% due 03/13/2025		1,800	1,770
4.750% due 01/26/2026		4,400	4,336
4.875% due 04/16/2043		6,300	5,034
5.125% due 03/25/2022		500	511
5.125% due 02/17/2028		5,200	5,064
5.250% due 03/13/2030		4,100	3,903
5.750% due 05/11/2047		38,000	32,563
5.875% due 06/26/2031		5,400	5,260
5.950% due 01/15/2031		2,200	2,162
6.000% due 03/25/2027		8,400	8,597
6.000% due 01/14/2041		20,580	18,683

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

6.125% due 10/24/2028		4,700	4,789
6.375% due 10/14/2025		5,200	5,456
6.875% due 03/17/2036		4,800	4,863
7.250% due 03/05/2038		1,000	1,050
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		3,000	3,047
5.375% due 10/24/2023		8,700	8,970
8.250% due 01/24/2024		4,700	5,117

			123,175

Total Turkey (Cost $149,730)			148,860

UKRAINE 3.6%
SOVEREIGN ISSUES 3.6%
Ukraine Government International Bond
1.258% due 05/31/2040 ~		$10,800	12,841
4.375% due 01/27/2030	EUR	8,600	9,550
6.876% due 05/21/2029		$5,200	5,411
7.253% due 03/15/2033		1,100	1,149
7.375% due 09/25/2032		1,200	1,265
7.750% due 09/01/2021		20,350	20,554
7.750% due 09/01/2022		22,300	23,473
7.750% due 09/01/2023		17,300	18,679
7.750% due 09/01/2024		6,000	6,561
7.750% due 09/01/2025		12,550	13,777
7.750% due 09/01/2026		800	885
17.000% due 05/11/2022	UAH	53,417	2,053

Total Ukraine (Cost $107,659)			116,198

UNITED ARAB EMIRATES 2.0%
CORPORATE BONDS & NOTES 0.7%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	3,013
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		8,100	8,595
DP World PLC
4.700% due 09/30/2049		500	556
5.625% due 09/25/2048		2,550	3,197
6.850% due 07/02/2037		4,300	5,841
Kuwait Projects Co. SPC Ltd. 5.000% due 03/15/2023		700	727
Ruwais Power Co. PJSC 6.000% due 08/31/2036		620	830

			22,759

SOVEREIGN ISSUES 1.3%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031 (k)		2,400	2,319
2.700% due 09/02/2070 (k)		8,800	8,000
3.125% due 05/03/2026 (k)		2,000	2,189
3.125% due 09/30/2049		5,900	6,035
3.875% due 04/16/2050 (k)		15,900	18,360
3.875% due 04/16/2050		1,900	2,194
4.125% due 10/11/2047		3,100	3,703
Finance Department Government of Sharjah 4.375% due 03/10/2051		250	242

			43,042

Total United Arab Emirates (Cost $63,463)			65,801

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.6%
Antofagasta PLC 2.375% due 10/14/2030		$1,200	1,158
Fresnillo PLC 4.250% due 10/02/2050		6,800	6,925
HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	1,076
6.000% due 05/22/2027 •(h)(i)		200	222
Natwest Group PLC
4.269% due 03/22/2025 •		300	326
4.800% due 04/05/2026		300	344
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		1,880	1,983
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2024		4,000	4,223
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021		90	91

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025	1,600	1,725

Total United Kingdom (Cost $17,583)		18,073

UNITED STATES 2.8%
ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust 0.572% due 04/25/2036 •	$827	812
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.142% due 11/25/2034 •	193	193
Argent Securities Trust 0.392% due 07/25/2036 •	805	732
Countrywide Asset-Backed Certificates Trust
0.332% due 02/25/2037 •	3,978	3,889
1.217% due 11/25/2035 •	2,400	2,388
Credit-Based Asset Servicing & Securitization Trust 3.264% due 01/25/2037 ^þ	7,786	3,580
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^þ	277	106
6.220% due 09/25/2036 ^þ	180	82
GSAA Home Equity Trust 6.502% due 11/25/2036 þ	1,207	668
Home Equity Asset Trust 1.442% due 02/25/2033 •	107	108
MASTR Asset-Backed Securities Trust 0.792% due 09/25/2034 •	210	204
Morgan Stanley ABS Capital, Inc. Trust
0.857% due 01/25/2035 •	23	23
0.887% due 03/25/2034 •	3,294	3,260
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •	278	124
6.000% due 02/25/2037 ^~	74	58
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.242% due 07/25/2036 •	552	530
Option One Mortgage Loan Trust
0.312% due 04/25/2037 •	704	574
0.312% due 05/25/2037 •	280	208
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.872% due 09/25/2035 •	1,600	1,546
RAAC Trust 0.792% due 02/25/2046 •	413	407
Saxon Asset Securities Trust 0.402% due 09/25/2037 •	466	459
Soundview Home Loan Trust
0.617% due 03/25/2036 •	1,094	1,094
0.992% due 10/25/2037 •	910	804

		21,849

CORPORATE BONDS & NOTES 0.8%
DAE Funding LLC
1.625% due 02/15/2024	3,300	3,354
2.625% due 03/20/2025	1,800	1,836
3.375% due 03/20/2028	2,000	2,051
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,159
General Electric Co. 3.450% due 05/15/2024	100	107
Rio Oil Finance Trust
8.200% due 04/06/2028	5,088	5,892
9.250% due 07/06/2024	3,215	3,569
9.750% due 01/06/2027	4,569	5,408
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (f)	3,700	2,689

		27,065

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 «~	7,000	7,023

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 2.846% due 11/25/2035 ^~	89	79
Banc of America Funding Trust
2.529% due 11/20/2035 ^~	122	113
5.888% due 04/25/2037 ^þ	132	134
BCAP LLC Trust 2.648% due 05/26/2037 ~	2,694	2,691
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 01/25/2035 ~	8	8
3.129% due 02/25/2036 ^~	48	48

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Citigroup Mortgage Loan Trust 2.791% due 07/25/2046 ^~	52	51
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •	87	89
CitiMortgage Alternative Loan Trust 0.742% due 10/25/2036 •	697	574
Countrywide Alternative Loan Trust
0.262% due 01/25/2037 ^•	0	1
0.442% due 05/25/2036 ^•	542	275
0.732% due 11/25/2035 •	109	97
5.750% due 03/25/2037 ^•	104	82
6.250% due 11/25/2036 ^	75	68
Countrywide Home Loan Mortgage Pass-Through Trust
2.743% due 04/20/2036 ^~	19	18
2.846% due 02/25/2047 ^~	62	59
2.949% due 03/25/2037 ^~	57	53
3.041% due 09/25/2047 ^~	32	31
Credit Suisse Mortgage Capital Certificates 0.592% due 11/30/2037 ~	700	664
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	668	574
Credit Suisse Mortgage Capital Trust 2.980% due 10/27/2059 ~	363	366
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.620% due 10/25/2035 ~	27	26
5.500% due 12/25/2035 ^	130	128
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	80	79
6.386% due 10/25/2036 ^þ	80	79
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •	167	139
HarborView Mortgage Loan Trust 2.562% due 08/19/2036 ^~	8	8
Impac CMB Trust 0.732% due 03/25/2035 •	137	135
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 •	551	558
0.392% due 06/25/2037 ^•	122	64
2.789% due 10/25/2035 ~	90	78
2.790% due 11/25/2037 ~	773	753
2.969% due 06/25/2036 ~	92	92
2.994% due 08/25/2036 ~	135	128
JP Morgan Mortgage Trust
2.777% due 04/25/2035 ~	8	9
2.880% due 08/25/2035 ~	67	69
2.905% due 11/25/2035 ^~	46	42
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	225	226
Lehman XS Trust
0.282% due 09/25/2046 •	2,213	2,242
0.342% due 08/25/2037 •	5,189	5,046
Luminent Mortgage Trust 0.452% due 12/25/2036 ^•	39	37
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•	132	7
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,218	1,158
6.500% due 07/25/2037 ^	367	361
Sequoia Mortgage Trust 1.984% due 01/20/2047 ^~	35	27
Structured Adjustable Rate Mortgage Loan Trust
1.671% due 10/25/2037 ^•	89	90
2.848% due 11/25/2035 ^~	44	42
2.964% due 05/25/2036 ^~	53	48
3.156% due 09/25/2036 ^~	196	173
SunTrust Adjustable Rate Mortgage Loan Trust 2.910% due 10/25/2037 ^~	543	511
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	39
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •	91	81
2.564% due 01/25/2037 ^~	91	91
2.716% due 04/25/2037 ^~	59	56
2.931% due 03/25/2036 ~	1,256	1,257
3.050% due 12/25/2036 ^~	172	173
3.259% due 05/25/2037 ^~	114	102
Wells Fargo Mortgage-Backed Securities Trust 2.940% due 10/25/2036 ~	300	297

		20,526

U.S. GOVERNMENT AGENCIES 0.5%
Israel Government AID Bond 5.500% due 04/26/2024	100	114
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2051	6,300	6,517

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 08/01/2051		7,900	8,321

			14,952

Total United States (Cost $88,858)			91,415

URUGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
4.375% due 01/23/2031		$1,953	2,277
7.875% due 01/15/2033		6,550	9,899

Total Uruguay (Cost $10,324)			12,176

VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		$51,899	2,335
5.500% due 04/12/2037 ^(c)		19,263	867
6.000% due 05/16/2024 ^(c)		2,800	126

			3,328

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		19,240	2,059
7.650% due 04/21/2025 ^(c)		10,109	1,036
8.250% due 10/13/2024 ^(c)		21,739	2,293
9.000% due 05/07/2023 ^(c)		2,521	257
9.250% due 09/15/2027 ^(c)		7,540	803
9.250% due 05/07/2028 ^(c)		3,027	318
11.950% due 08/05/2031 ^(c)		6,580	698

			7,464

Total Venezuela (Cost $85,479)			10,792

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,433	1,451

Total Vietnam (Cost $1,329)			1,451

VIRGIN ISLANDS (BRITISH) 0.7%
CORPORATE BONDS & NOTES 0.7%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$7,100	7,161
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030		5,300	5,276
Easy Tactic Ltd. 11.750% due 08/02/2023		2,700	2,656
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		200	218
Studio City Finance Ltd. 5.000% due 01/15/2029		6,600	6,673

Total Virgin Islands (British) (Cost $22,168)			21,984

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022 ^(c)		$2,350	1,489
8.500% due 04/14/2024 ^(c)		4,900	3,154
8.970% due 07/30/2027 ^(c)		2,700	1,713

Total Zambia (Cost $7,342)			6,356

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (j) 0.8%			26,849

EGYPT TREASURY BILLS 0.0%
13.250% due 10/26/2021 (f)(g)	EGP	6,000	367

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. TREASURY BILLS 0.2%
0.017% due 08/10/2021 (e)(f)(m)(o)	$6,399	6,399

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.011% due 09/07/2021 (e)(f)(o)	4,603	4,603

Total Short-Term Instruments (Cost $38,220)		38,218

Total Investments in Securities (Cost $3,082,864)		3,103,848

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio III	28,858,378	284,572

Total Short-Term Instruments (Cost $284,344)		284,572

Total Investments in Affiliates (Cost $284,344)		284,572

Total Investments 105.7% (Cost $3,367,208)		$3,388,420
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $(8,173))		9,502
Other Assets and Liabilities, net (6.0)%		(191,150)

Net Assets 100.0%		$3,206,772

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	(0.010)%	06/02/2021	07/02/2021	$16,778	U.S. Treasury Notes 2.375% - 2.625% due 02/29/2024 - 02/15/2029	$(16,842)	$16,778	$16,778
JPS	(0.010)	06/02/2021	07/02/2021	10,071	U.S. Treasury Bonds 3.375% due 11/15/2048	(10,557)	10,071	10,071

Total Repurchase Agreements	$(27,399)	$26,849	$26,849

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	(0.500)%	06/18/2021	TBD(3)	$(1,007)	$(1,007)
0.200	04/28/2020	TBD(3)	(1,758)	(1,762)
0.350	05/03/2021	08/06/2021	(29,635)	(29,652)
BRC	(0.500)	04/16/2021	TBD(3)	(5,764)	(5,758)
(0.500)	04/20/2021	TBD(3)	(437)	(436)
(0.500)	04/30/2021	TBD(3)	(1,110)	(1,107)
(0.350)	05/20/2021	TBD(3)	(1,490)	(1,490)
(0.350)	06/11/2021	TBD(3)	(1,079)	(1,079)
(0.250)	04/20/2021	TBD(3)	(4,032)	(4,030)
(0.250)	05/19/2021	TBD(3)	(1,499)	(1,499)
(0.150)	06/25/2021	TBD(3)	(2,112)	(2,112)
JML	0.250	04/06/2021	07/08/2021	(8,551)	(8,556)
0.280	04/07/2021	07/08/2021	(11,456)	(11,463)
0.300	05/07/2021	07/08/2021	(39,111)	(39,129)
0.300	05/28/2021	07/08/2021	(7,327)	(7,329)
0.550	05/19/2021	07/21/2021	(10,568)	(10,575)
SCX	0.350	05/21/2021	08/20/2021	(5,308)	(5,310)

Total Reverse Repurchase Agreements	$(132,294)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United States (0.9)%
U.S. Treasury Obligations (0.9)%
U.S. Treasury Bonds	3.375%	11/15/2048	$8,238	$(11,989)	$(10,557)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,730)	(5,665)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(11,774)	(11,177)

Total Short Sales (0.9)%	$(29,493)	$(27,399)

(k)	Securities with an aggregate market value of $147,933 and cash of $289 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(135,365) at a weighted average interest rate of 0.191%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $178 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	2,048	$252,784	$(471)	$128	$0
U.S. Treasury 10-Year Note September Futures	09/2021	2,001	265,133	1,890	469	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	207	39,886	1,832	233	0

$3,251	$830	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2021	193	$(30,700)	$(26)	$9	$(34)
Euro-Bund 10-Year Bond September Futures	09/2021	564	(115,435)	(703)	127	(361)
Euro-Buxl 30-Year Bond September Futures	09/2021	36	(8,676)	(153)	21	(66)
U.S. Treasury 2-Year Note September Futures	09/2021	153	(33,709)	61	0	(4)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	56	(8,243)	(144)	0	(27)

$(965)	$157	$(492)

Total Futures Contracts	$2,286	$987	$(492)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$1,300	$(90)	$110	$20	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$25,000	$(779)	$131	$(648)	$0	$(20)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	5.863%	Maturity	01/02/2023	BRL	340,600	$(233)	$(241)	$(474)	$0	$(84)
Pay	1-Year BRL-CDI	6.635	Maturity	01/02/2023	116,700	0	(40)	(40)	0	(29)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	$85,030	(2,539)	5,121	2,582	9	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	70,700	(1,711)	137	(1,574)	45	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	22,300	(2,778)	3,304	526	20	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	500	60	(137)	(77)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	800	136	(217)	(81)	0	(5)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051	21,500	1,362	3,710	5,072	0	(99)
Receive(5)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026	EUR	7,000	(6)	15	9	0	(5)
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	5,500	76	5	81	0	(10)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/04/2025	MXN	363,100	0	(194)	(194)	36	0
Pay	28-Day MXN-TIIE	6.100	Lunar	03/06/2025	193,600	0	(98)	(98)	19	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/24/2025	94,100	0	155	155	0	(10)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/29/2025	370,700	0	521	521	0	(39)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/30/2025	86,400	0	136	136	0	(9)

$(5,633)	$12,177	$6,544	$129	$(293)

Total Swap Agreements	$(6,502)	$12,418	$5,916	$129	$(314)

(m)	Securities with an aggregate market value of $1,640 and cash of $16,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	EUR	1,988	$2,420	$63	$0
07/2021	$1,038	EUR	869	0	(7)
08/2021	RUB	1,692	$22	0	(1)
08/2021	$1,157	UAH	32,098	6	0
09/2021	1,597	RUB	116,514	0	(23)
BPS	07/2021	EUR	1,803	$2,187	49	0
07/2021	JPY	167,000	1,527	24	0
07/2021	RUB	10,802	145	0	(2)
08/2021	JPY	167,000	1,505	1	0
11/2021	MXN	9,884	490	2	0
BSH	01/2022	BRL	10,800	1,877	0	(238)
CBK	07/2021	MXN	5,290	258	0	(7)
07/2021	PEN	5,627	1,414	0	(49)
07/2021	$13,769	PEN	52,851	7	(26)
08/2021	COP	27,536,097	$7,495	171	0
08/2021	PEN	36,612	10,064	528	0
08/2021	RUB	1,542	21	0	0
08/2021	$366	HUF	110,178	5	0
08/2021	1,415	PEN	5,627	51	0
09/2021	PEN	10,935	$2,940	91	0
09/2021	$256	MXN	5,290	7	0
09/2021	ZAR	443,933	$32,279	1,486	0
10/2021	PEN	16,202	4,385	164	0
12/2021	EGP	65,640	3,894	0	(113)
01/2022	PEN	38,300	10,538	573	0
GLM	07/2021	DOP	77,277	1,306	0	(45)
08/2021	178,151	3,015	0	(97)
08/2021	RUB	2,155	29	0	(1)
08/2021	$7,310	COP	27,598,759	30	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	08/2021		5,455		RUB	398,333	0		(49)
	09/2021	DOP	9,025			$157	0		0
	09/2021		$2,025		RUB	148,413	0		(20)
	09/2021	ZAR	215,124			$15,628	705		0
	12/2021		$7,296		EGP	120,603	67		0
	02/2022	ZAR	169,221			$10,821	0		(679)
HUS	07/2021	EUR	1,705			2,079	57		0
	07/2021	GBP	1,420			2,014	50		0
	07/2021		$261		MXN	5,290	4		0
	08/2021	RUB	3,481			$46	0		(1)
	09/2021	CNH	840			131	1		0
	09/2021		$838		RUB	61,347	0		(9)
JPM	07/2021		310		TRY	2,735	0		0
	10/2021	BRL	50,700			$8,978	0		(1,099)
	01/2022		7,400			1,294	0		(155)
MYI	08/2021		$14,208		EGP	227,829	106		0
	08/2021		7,969		UAH	224,009	144		0
	09/2021		3,377		EGP	54,201	10		0
	09/2021		2,674		ZAR	38,330	0		(15)
RYL	02/2022	ZAR	54,868			$3,736	7		0
SCX	07/2021	EUR	126,313			154,495	4,719		0
	08/2021		130,940			155,384	19		0
	08/2021		$2,566		EGP	41,600	61		0
SOG	08/2021	RUB	1,934			$26	0		(1)
UAG	07/2021		$5,503		RUB	398,008	0		(79)
	09/2021		826			60,608	0		(8)

Total Forward Foreign Currency Contracts							$9,208		$(2,724)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	06/20/2026	3.808%	$5,300	$671	$(14)	$657	$0
BPS	Turkey Government International Bond	(1.000)	Quarterly	06/20/2026	3.808	4,400	556	(10)	546	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	06/20/2026	3.808	5,400	683	(13)	670	0
GST	Turkey Government International Bond	(1.000)	Quarterly	06/20/2026	3.808	4,800	609	(14)	595	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.659	600	(2)	(5)	0	(7)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.659	2,100	(3)	(23)	0	(26)

							$2,514	$(79)	$2,468	$(33)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.550%	$7,500	$(29)	$64	$35	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.647	1,200	(58)	21	0	(37)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.494	800	(121)	20	0	(101)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	1,300	12	0	12	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.409	4,100	(97)	122	25	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2022	2.770	15,000	(409)	156	0	(253)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	1,900	(4)	13	9	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.647	2,500	(125)	49	0	(76)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.166	300	(9)	10	1	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2026	0.745	17,800	126	99	225	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	12,200	53	55	108	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	15.005	3,400	(480)	(208)	0	(688)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	500	(32)	34	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.447	900	(125)	20	0	(105)
	Eskom Holdings SOC Ltd.	1.000	Quarterly	12/20/2021	2.343	6,300	(136)	97	0	(39)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2031	1.364	31,800	(1,175)	162	0	(1,013)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.177	10,748	(635)	658	23	0
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	0.827	3,400	183	(110)	73	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.156	2,900	(34)	47	13	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	7,000	52	10	62	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.603	2,000	16	0	16	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.221	11,200	121	143	264	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.309	3,876	41	53	94	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	3,000	(214)	225	11	0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	2,300	(6)	17	11	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	200	(2)	3	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	500	2	(2)	0	0
	Fibra Uno Trust «	1.000	Quarterly	06/20/2022	(1.011)	1,100	(8)	(3)	0	(11)
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	1.556	5,500	189	3	192	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2026	0.544	300	6	1	7	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	7,000	(40)	67	27	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.681	4,800	(35)	59	24	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.309	5,900	(503)	496	0	(7)
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	15.005	1,500	(311)	8	0	(303)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	2,200	(8)	18	10	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.647	2,800	(150)	64	0	(86)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.494	900	(136)	23	0	(113)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	800	(12)	17	5	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.177	4,000	28	(19)	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	100	(1)	2	1	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	7,800	96	(31)	65	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	15,400	94	43	137	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.221	15,000	113	241	354	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.309	2,324	25	32	57	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	1.847	7,700	(441)	134	0	(307)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	300	(5)	9	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.221	27,100	284	355	639	0
JPM	Banque Centrale de Tunisie International Bond	1.000	Quarterly	06/20/2022	6.657	1,900	(135)	34	0	(101)
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.237	3,500	83	(2)	81	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	100	(1)	1	0	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.156	2,300	(28)	38	10	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.221	48,300	510	629	1,139	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049	5,200	(84)	79	0	(5)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	15.005	1,900	(377)	(7)	0	(384)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	2,400	(10)	21	11	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.447	1,800	(251)	40	0	(211)
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.361	5,900	(121)	21	0	(100)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	300	(2)	3	1	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	2,700	(21)	43	22	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	13,000	23	92	115	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216	12,200	90	(41)	49	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.221	11,100	60	202	262	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2022	2.770	400	(16)	9	0	(7)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.823	1,200	10	1	11	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	200	(13)	14	1	0

							$(4,185)	$4,458	$4,220	$(3,947)

Total Swap Agreements							$(1,671)	$4,379	$6,688	$(3,980)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(o)

Securities with an aggregate market value of $1,981 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$35,525	$0	$35,525
Argentina
Sovereign Issues	0	63,407	0	63,407
Armenia
Sovereign Issues	0	7,402	0	7,402
Austria
Corporate Bonds & Notes	0	1,790	0	1,790
Azerbaijan
Corporate Bonds & Notes	0	24,719	0	24,719
Sovereign Issues	0	6,710	0	6,710
Bahamas
Sovereign Issues	0	6,461	0	6,461
Bahrain
Sovereign Issues	0	23,915	0	23,915
Belarus
Sovereign Issues	0	2,429	0	2,429
Brazil
Corporate Bonds & Notes	0	86,937	0	86,937
Sovereign Issues	0	36,897	0	36,897
Cameroon
Sovereign Issues	5,573	0	0	5,573
Cayman Islands
Asset-Backed Securities	0	0	517	517
Corporate Bonds & Notes	0	88,402	0	88,402
Chile
Corporate Bonds & Notes	0	53,138	0	53,138
Sovereign Issues	0	16,179	0	16,179
China
Corporate Bonds & Notes	0	39,237	0	39,237
Colombia
Corporate Bonds & Notes	0	14,560	0	14,560
Sovereign Issues	0	42,218	0	42,218
Costa Rica
Sovereign Issues	0	14,353	0	14,353
Dominican Republic
Sovereign Issues	0	68,170	0	68,170
Ecuador
Corporate Bonds & Notes	0	928	0	928
Sovereign Issues	0	41,314	0	41,314
Egypt
Sovereign Issues	0	111,933	0	111,933
El Salvador
Sovereign Issues	0	9,056	0	9,056
Ethiopia
Sovereign Issues	0	1,669	0	1,669
Gabon
Sovereign Issues	0	740	0	740
Germany
Corporate Bonds & Notes	0	11,855	0	11,855
Ghana
Sovereign Issues	0	46,603	0	46,603
Guatemala
Sovereign Issues	0	27,364	0	27,364
Hong Kong

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes	0	13,217	0	13,217
Sovereign Issues	0	6,329	0	6,329
Hungary
Sovereign Issues	0	986	0	986
India
Corporate Bonds & Notes	0	21,433	0	21,433
Sovereign Issues	0	11,746	0	11,746
Indonesia
Corporate Bonds & Notes	0	90,156	0	90,156
Sovereign Issues	0	89,526	0	89,526
Ireland
Corporate Bonds & Notes	0	13,934	0	13,934
Israel
Corporate Bonds & Notes	0	18,914	0	18,914
Sovereign Issues	0	4,560	0	4,560
Ivory Coast
Loan Participations and Assignments	0	2,484	6,982	9,466
Sovereign Issues	0	45,859	0	45,859
Jamaica
Corporate Bonds & Notes	0	1,486	0	1,486
Jersey, Channel Islands
Asset-Backed Securities	0	0	261	261
Jordan
Sovereign Issues	0	24,593	0	24,593
Kazakhstan
Corporate Bonds & Notes	0	27,000	0	27,000
Sovereign Issues	0	12,561	0	12,561
Kenya
Sovereign Issues	0	16,953	0	16,953
Kuwait
Sovereign Issues	0	1,341	0	1,341
Luxembourg
Corporate Bonds & Notes	0	44,196	0	44,196
Malaysia
Corporate Bonds & Notes	0	24,016	0	24,016
Marshall Islands
Corporate Bonds & Notes	0	446	0	446
Mexico
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	163,662	0	163,662
Sovereign Issues	0	67,750	0	67,750
Mongolia
Sovereign Issues	0	19,239	0	19,239
Morocco
Corporate Bonds & Notes	0	12,299	0	12,299
Sovereign Issues	0	28,367	0	28,367
Namibia
Sovereign Issues	0	2,482	0	2,482
U.S. Government Agencies	0	5,068	0	5,068
Netherlands
Asset-Backed Securities	0	131	0	131
Corporate Bonds & Notes	0	34,251	0	34,251
Nigeria
Loan Participations and Assignments	0	12,728	0	12,728
Sovereign Issues	0	75,548	0	75,548
Oman
Sovereign Issues	0	72,871	0	72,871
Pakistan
Corporate Bonds & Notes	0	6,384	0	6,384
Sovereign Issues	0	10,369	0	10,369
Panama
Corporate Bonds & Notes	0	18,037	0	18,037
Sovereign Issues	0	35,367	0	35,367
Paraguay
Sovereign Issues	0	12,390	0	12,390
Peru
Corporate Bonds & Notes	0	21,380	0	21,380
Sovereign Issues	0	20,809	0	20,809
Philippines
Corporate Bonds & Notes	0	5,826	0	5,826
Sovereign Issues	0	21,151	0	21,151
Qatar
Corporate Bonds & Notes	20,725	0	0	20,725
Sovereign Issues	0	47,183	0	47,183
Romania
Sovereign Issues	0	38,871	0	38,871
Russia
Corporate Bonds & Notes	0	4,290	0	4,290
Sovereign Issues	0	46,265	0	46,265
Saudi Arabia
Corporate Bonds & Notes	0	23,198	0	23,198
Sovereign Issues	0	75,592	0	75,592
Senegal
Sovereign Issues	0	12,792	0	12,792
Serbia
Sovereign Issues	0	14,131	0	14,131

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Singapore
Corporate Bonds & Notes	0	2,995	0	2,995
South Africa
Corporate Bonds & Notes	0	55,785	0	55,785
Loan Participations and Assignments	0	26,267	11,054	37,321
Sovereign Issues	0	118,182	0	118,182
South Korea
Corporate Bonds & Notes	0	11,115	0	11,115
Sri Lanka
Sovereign Issues	0	31,814	0	31,814
Supranational
Corporate Bonds & Notes	0	8,126	0	8,126
Tanzania
Loan Participations and Assignments	0	0	1,828	1,828
Thailand
Corporate Bonds & Notes	0	5,513	0	5,513
Trinidad and Tobago
Corporate Bonds & Notes	0	426	0	426
Tunisia
Sovereign Issues	0	1,282	0	1,282
Turkey
Corporate Bonds & Notes	0	25,685	0	25,685
Sovereign Issues	0	123,175	0	123,175
Ukraine
Sovereign Issues	0	116,198	0	116,198
United Arab Emirates
Corporate Bonds & Notes	0	22,759	0	22,759
Sovereign Issues	0	43,042	0	43,042
United Kingdom
Corporate Bonds & Notes	0	18,073	0	18,073
United States
Asset-Backed Securities	0	21,849	0	21,849
Corporate Bonds & Notes	0	27,065	0	27,065
Loan Participations and Assignments	0	0	7,023	7,023
Non-Agency Mortgage-Backed Securities	0	20,526	0	20,526
U.S. Government Agencies	0	14,952	0	14,952
Uruguay
Sovereign Issues	0	12,176	0	12,176
Venezuela
Corporate Bonds & Notes	0	3,328	0	3,328
Sovereign Issues	0	7,464	0	7,464
Vietnam
Sovereign Issues	0	1,451	0	1,451
Virgin Islands (British)
Corporate Bonds & Notes	0	21,984	0	21,984
Zambia
Sovereign Issues	0	6,356	0	6,356
Short-Term Instruments
Repurchase Agreements	0	26,849	0	26,849
Egypt Treasury Bills	0	367	0	367
U.S. Treasury Bills	0	6,399	0	6,399
U.S. Treasury Cash Management Bills	0	4,603	0	4,603

	$26,299	$3,049,884	$27,665	$3,103,848
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$284,572	$0	$0	$284,572

Total Investments	$310,871	$3,049,884	$27,665	$3,388,420

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(27,399)	$0	$(27,399)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	157	959	0	1,116
Over the counter	0	15,896	0	15,896

	$157	$16,855	$0	$17,012
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(461)	(345)	0	(806)
Over the counter	0	(6,693)	(11)	(6,704)

	$(461)	$(7,038)	$(11)	$(7,510)

Total Financial Derivative Instruments	$(304)	$9,817	$(11)	$9,502

Totals	$310,567	$3,032,302	$27,654	$3,370,523

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤
ARGENTINA 0.9%
CORPORATE BONDS & NOTES 0.4%
MSU Energy S.A. 6.875% due 02/01/2025		$300	$238
Pampa Energia S.A. 7.375% due 07/21/2023		300	292
YPF S.A. 6.950% due 07/21/2027		200	142

			672

SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		6	2
0.125% due 07/09/2035 þ		3	1
Provincia de Cordoba 5.000% due 06/01/2027 ^þ		911	624
Provincia de Neuquen 2.500% due 04/27/2030 ^þ		620	403

			1,030

Total Argentina (Cost $1,845)			1,702

AUSTRIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	200	238
3.625% due 03/15/2028		200	238
7.500% due 06/15/2032		$200	223

Total Austria (Cost $650)			699

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$834	999

Total Azerbaijan (Cost $946)			999

BERMUDA 0.4%
CORPORATE BONDS & NOTES 0.4%
Geopark Ltd. 5.500% due 01/17/2027		$700	708

Total Bermuda (Cost $696)			708

BRAZIL 6.2%
CORPORATE BONDS & NOTES 6.2%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,100	1,154
Braskem Netherlands Finance BV 4.500% due 01/10/2028		800	844
BRF S.A. 4.875% due 01/24/2030		1,100	1,156
CSN Inova Ventures 6.750% due 01/28/2028		1,100	1,218
CSN Islands Corp. 7.000% due 09/23/2021 (e)		300	303
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		200	205
3.250% due 01/24/2025		300	309
JBS USA Food Co. 7.000% due 01/15/2026		600	637
Natura Cosmeticos S.A. 4.125% due 05/03/2028		900	924

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (d)(e)		470	6
0.000% due 08/02/2021 (d)(e)		652	9
Petrobras Global Finance BV
5.600% due 01/03/2031		800	897
6.250% due 12/14/2026	GBP	100	159
7.250% due 03/17/2044		$400	491
Rede D'or Finance SARL 4.500% due 01/22/2030		200	206
Suzano Austria GmbH 7.000% due 03/16/2047		300	406
Vale Overseas Ltd.
3.750% due 07/08/2030		300	320
6.875% due 11/21/2036		1,000	1,372
6.875% due 11/10/2039		200	280
Vale S.A. 0.000% due 12/29/2049 ~(e)	BRL	5,200	621
XP, Inc. 3.250% due 07/01/2026 (a)		$400	396

			11,913

WARRANTS 0.0%
OAS S.A. - Exp. 05/16/2039 «(g)		131,712	2

Total Brazil (Cost $11,340)			11,915

CANADA 1.2%
		SHARES
COMMON STOCKS 0.1%
Frontera Energy Corp. (c)		16,190	100

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
Canacol Energy Ltd. 7.250% due 05/03/2025		$1,200	1,277
First Quantum Minerals Ltd. 6.875% due 10/15/2027		800	873

			2,150

Total Canada (Cost $3,398)			2,250

CAYMAN ISLANDS 13.9%
CORPORATE BONDS & NOTES 13.9%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023		$900	951
Arabian Centres Sukuk Ltd. 5.375% due 11/26/2024		600	630
Baidu, Inc.
2.375% due 10/09/2030		200	201
3.425% due 04/07/2030		300	325
Country Garden Holdings Co. Ltd. 7.250% due 04/08/2026		900	1,002
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	321
Fab Sukuk Co. Ltd. 3.875% due 01/22/2024		1,400	1,507
Goodman HK Finance 3.000% due 07/22/2030		400	410
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024		800	826
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024		29	32
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024		400	378
9.750% due 09/28/2023		300	297
11.250% due 04/16/2025		700	663
MAF Sukuk Ltd.
4.500% due 11/03/2025		300	333
4.638% due 05/14/2029		400	452
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		800	820
5.375% due 12/04/2029		600	635
5.625% due 07/17/2027		300	314

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

MGM China Holdings Ltd.
5.250% due 06/18/2025	200	208
5.375% due 05/15/2024	700	721
5.875% due 05/15/2026	200	210
New Metro Global Ltd. 6.800% due 08/05/2023	800	833
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	49	49
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)	2,121	23
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	465	461
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (b)	157	18
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (b)	1,013	116
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (b)	568	65
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025	800	829
QNB Finance Ltd. 3.500% due 03/28/2024	1,800	1,923
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	800	811
Samba Funding Ltd. 2.900% due 01/29/2027	600	629
Sands China Ltd.
4.375% due 06/18/2030	600	651
5.125% due 08/08/2025	2,200	2,463
SPARC EM SPC Panama Metro Line SP 0.000% due 12/05/2022 (d)	504	493
Sunac China Holdings Ltd. 6.500% due 01/10/2025	900	886
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	800	829
Tencent Holdings Ltd.
3.840% due 04/22/2051	500	540
3.940% due 04/22/2061	500	554
Tingyi Cayman Islands Holding Corp. 1.625% due 09/24/2025	400	398
Wynn Macau Ltd.
4.875% due 10/01/2024	800	810
5.500% due 01/15/2026	700	735
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	800	821
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026	400	407

Total Cayman Islands (Cost $26,978)		26,580

CHILE 1.3%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	$800	860
Banco Santander Chile 2.700% due 01/10/2025	1,400	1,463
Embotelladora Andina S.A. 3.950% due 01/21/2050	150	160
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	85	88

Total Chile (Cost $2,568)		2,571

CHINA 2.2%
CORPORATE BONDS & NOTES 2.2%
Bank of China Ltd. 5.000% due 11/13/2024 (f)	$600	670
China Construction Bank Corp. 2.450% due 06/24/2030 •(f)	400	409
Contemporary Ruiding Development Ltd. 2.625% due 09/17/2030	400	400
Yango Justice International Ltd. 7.500% due 04/15/2024	400	386
Yunda Holding Investment Ltd. 2.250% due 08/19/2025	1,500	1,480
Zoomlion HK SPV Co. Ltd. 6.125% due 12/20/2022	800	839

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total China (Cost $4,200)			4,184

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 1.7%
Banco Davivienda S.A. 6.650% due 04/22/2031 •(e)(f)		$500	526
Ecopetrol S.A.
5.875% due 05/28/2045		700	751
6.875% due 04/29/2030		1,700	2,054

			3,331

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond 4.500% due 01/28/2026		700	766

Total Colombia (Cost $4,159)			4,097

DOMINICAN REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Dominican Republic International Bond
5.300% due 01/21/2041		$500	500
5.875% due 01/30/2060		400	400

Total Dominican Republic (Cost $877)			900

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
Societe Generale S.A. 7.375% due 09/13/2021 •(e)(f)		$200	202

Total France (Cost $202)			202

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG 3.547% due 09/18/2031 •		$700	746

Total Germany (Cost $701)			746

GUATEMALA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial Senior Trust 5.500% due 11/01/2022		$200	209

Total Guatemala (Cost $204)			209

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Globalworth Real Estate Investments Ltd. 2.875% due 06/20/2022	EUR	700	852

Total Guernsey, Channel Islands (Cost $798)			852

HONG KONG 2.0%
CORPORATE BONDS & NOTES 2.0%
Fortune Star BVI Ltd. 4.350% due 05/06/2023	EUR	1,100	1,326
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$500	371
Lenovo Group Ltd. 5.875% due 04/24/2025		500	566
MTR Corp. Ltd. 1.625% due 08/19/2030		400	388
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		400	414
Yanlord Land HK Co. Ltd. 6.800% due 02/27/2024		800	842

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Hong Kong (Cost $4,022)			3,907

INDIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	300
Adani Transmission Ltd. 4.250% due 05/21/2036		187	191
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	546
Muthoot Finance Ltd.
4.400% due 09/02/2023		400	413
6.125% due 10/31/2022		300	312
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	214
ReNew Power Synthetic 6.670% due 03/12/2024		200	210

Total India (Cost $2,094)			2,186

INDONESIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$600	669
LLPL Capital Pte Ltd. 6.875% due 02/04/2039		365	425
Pertamina Persero PT 5.625% due 05/20/2043		300	354
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	222
PT Perusahaan Listrik Negara 3.375% due 02/05/2030		800	822

Total Indonesia (Cost $2,496)			2,492

IRELAND 2.7%
CORPORATE BONDS & NOTES 2.7%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 •(f)		$1,700	1,790
Mobile Telesystems OJSC Via MTS International Funding DAC 5.000% due 05/30/2023		400	425
Novolipetsk Steel Via Steel Funding DAC
1.450% due 06/02/2026	EUR	500	594
4.700% due 05/30/2026		$200	222
Phosagro OAO Via Phosagro Bond Funding DAC 3.050% due 01/23/2025		1,300	1,356
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025		800	803

Total Ireland (Cost $5,061)			5,190

ISLE OF MAN 0.8%
CORPORATE BONDS & NOTES 0.8%
Gohl Capital Ltd. 4.250% due 01/24/2027		$600	632
NE Property BV
1.875% due 10/09/2026	EUR	400	489
2.625% due 05/22/2023		300	370

Total Isle of Man (Cost $1,432)			1,491

ISRAEL 3.4%
CORPORATE BONDS & NOTES 3.4%
Bank Leumi Le-Israel BM 3.275% due 01/29/2031 •(f)		$1,369	1,403
Energean Israel Finance Ltd.
4.500% due 03/30/2024		300	307
4.875% due 03/30/2026		300	308
ICL Group Ltd. 6.375% due 05/31/2038		300	384
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		900	1,011
5.000% due 11/12/2024		1,000	1,120
Leviathan Bond Ltd.
6.125% due 06/30/2025		200	221
6.500% due 06/30/2027		600	669

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Mizrahi Tefahot Bank Ltd. 3.077% due 04/07/2031 •(f)		1,000	1,014

Total Israel (Cost $6,282)			6,437

ITALY 0.4%
CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA 5.875% due 09/01/2031 •(e)(f)	EUR	300	405
UniCredit SpA 5.459% due 06/30/2035 •		$400	437

Total Italy (Cost $832)			842

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond 4.875% due 01/30/2032	EUR	300	356

Total Ivory Coast (Cost $377)			356

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		$900	919

Total Kazakhstan (Cost $891)			919

LUXEMBOURG 4.5%
CORPORATE BONDS & NOTES 4.5%
Altice Financing S.A. 2.250% due 01/15/2025	EUR	800	923
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK) 11.000% due 08/20/2021		$1	1
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023		1,700	1,876
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		400	448
Guara Norte SARL 5.198% due 06/15/2034		393	410
Petrorio Luxembourg SARL 6.125% due 06/09/2026		400	410
Sberbank of Russia Via SB Capital S.A.
5.250% due 05/23/2023 (f)		1,900	2,016
6.125% due 02/07/2022		400	413
Severstal OAO Via Steel Capital S.A. 3.150% due 09/16/2024		1,000	1,045
Unigel Luxembourg S.A. 8.750% due 10/01/2026		700	760
Votorantim Cimentos S.A. 7.250% due 04/05/2041		200	272

Total Luxembourg (Cost $8,345)			8,574

MAURITIUS 1.9%
CORPORATE BONDS & NOTES 1.9%
Azure Power Energy Ltd. 5.500% due 11/03/2022		$400	406
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	213
Greenko Dutch BV 3.850% due 03/29/2026		500	513
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,000	1,030
India Green Energy Holdings 5.375% due 04/29/2024		800	838
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		500	536

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Mauritius (Cost $3,433)			3,536

MEXICO 4.3%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «(c)		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.3%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$1,300	1,398
Banco Mercantil del Norte S.A. 6.875% due 07/06/2022 •(e)(f)		200	208
Banco Santander Mexico S.A. 5.375% due 04/17/2025		1,700	1,931
BBVA Bancomer S.A. 1.875% due 09/18/2025		800	810
Cibanco S.A. Ibm 4.962% due 07/18/2029		700	775
Fomento Economico Mexicano S.A.B. de C.V.
1.000% due 05/28/2033	EUR	400	464
4.375% due 05/10/2043		$600	715
Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		300	326
4.750% due 08/06/2050		200	216
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031		200	199
Metalsa S.A. de C.V. 3.750% due 05/04/2031		500	495
Petroleos Mexicanos 6.750% due 09/21/2047		400	355
Trust Fibra Uno 6.390% due 01/15/2050		300	352

			8,244

Total Mexico (Cost $9,151)			8,244

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.9%
OCP S.A.
5.125% due 06/23/2051		$800	810
6.875% due 04/25/2044		700	856

Total Morocco (Cost $1,695)			1,666

MULTINATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	412
Digicel International Finance Ltd. 8.750% due 05/25/2024		194	203

Total Multinational (Cost $588)			615

NETHERLANDS 3.8%
CORPORATE BONDS & NOTES 3.8%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (b)		$567	371
IHS Netherlands Holdco BV
7.125% due 03/18/2025		1,300	1,358
8.000% due 09/18/2027		400	435
Metinvest BV
5.625% due 06/17/2025	EUR	400	504
8.500% due 04/23/2026		$900	1,028
NGD Holdings BV 6.750% due 12/31/2026		221	212
Prosus NV
2.031% due 08/03/2032	EUR	200	244
3.832% due 02/08/2051		$400	374
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		2,700	2,694

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Netherlands (Cost $6,884)			7,220

NIGERIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Access Bank PLC 10.500% due 10/19/2021		$200	204

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Bank of Industry Limited 6.119% (LIBOR03M + 6.000%) due 12/14/2023 ~		800	802

SOVEREIGN ISSUES 0.1%
Nigeria Government International Bond 5.625% due 06/27/2022		100	104

Total Nigeria (Cost $1,096)			1,110

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
Aker BP ASA 3.750% due 01/15/2030		$400	432

Total Norway (Cost $384)			432

OMAN 0.6%
SOVEREIGN ISSUES 0.6%
Oman Government International Bond
6.250% due 01/25/2031		$800	861
6.750% due 10/28/2027		200	225

Total Oman (Cost $1,020)			1,086

PERU 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco de Credito del Peru 2.700% due 01/11/2025		$800	829
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		800	819
InRetail Consumer 3.250% due 03/22/2028		800	792
Peru LNG SRL 5.375% due 03/22/2030		400	346

Total Peru (Cost $2,858)			2,786

QATAR 0.9%
CORPORATE BONDS & NOTES 0.9%
Qatar Petroleum
3.125% due 07/12/2041 (a)		$500	498
3.300% due 07/12/2051 (a)		500	500
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		550	633

Total Qatar (Cost $1,637)			1,631

ROMANIA 0.4%
CORPORATE BONDS & NOTES 0.4%
RCS & RDS S.A.
2.500% due 02/05/2025	EUR	600	713
3.250% due 02/05/2028		100	119

Total Romania (Cost $766)			832

RUSSIA 1.9%
CORPORATE BONDS & NOTES 1.9%
ALROSA Finance S.A.
3.100% due 06/25/2027		$800	823
4.650% due 04/09/2024		200	216
Lukoil Securities BV 3.875% due 05/06/2030		1,700	1,799
MMK International Capital DAC 4.375% due 06/13/2024		700	752

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Russia (Cost $3,481)			3,590

SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 1.5%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$700	688
2.875% due 04/16/2024		1,400	1,476
4.250% due 04/16/2039		700	785

Total Saudi Arabia (Cost $2,910)			2,949

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	200	233

Total Serbia (Cost $237)			233

SINGAPORE 1.7%
CORPORATE BONDS & NOTES 1.7%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$900	970
BOC Aviation Ltd. 1.750% due 01/21/2026		800	793
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(f)		1,500	1,504

Total Singapore (Cost $3,170)			3,267

SOUTH AFRICA 6.6%
		SHARES
COMMON STOCKS 0.1%
Petra Diamonds Ltd. (c)		10,933,325	222

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.6%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$800	836
6.500% due 04/15/2040		600	750
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,300	1,395
Prosus NV
4.850% due 07/06/2027		1,300	1,484
5.500% due 07/21/2025		400	458
Sasol Financing USA LLC
5.875% due 03/27/2024		800	856
6.500% due 09/27/2028		1,000	1,129

			6,908

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Sasol Ltd. 0.500% - 1.792% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		863	819

SOVEREIGN ISSUES 2.5%
South Africa Government International Bond
7.750% due 02/28/2023	ZAR	33,800	2,459
10.500% due 12/21/2026		29,800	2,372

			4,831

Total South Africa (Cost $12,271)			12,780

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Kookmin Bank 2.500% due 11/04/2030 (f)		$400	399
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (f)		700	770

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Woori Bank 4.750% due 04/30/2024 (f)	600	660

Total South Korea (Cost $1,727)		1,829

SPAIN 0.3%
CORPORATE BONDS & NOTES 0.3%
International Airport Finance S.A. 12.000% due 03/15/2033	$499	527

Total Spain (Cost $499)		527

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Africa Finance Corp.
3.875% due 04/13/2024	$400	426
4.375% due 04/17/2026	200	218
African Export-Import Bank 4.125% due 06/20/2024	300	321

Total Supranational (Cost $895)		965

TURKEY 3.2%
CORPORATE BONDS & NOTES 2.8%
Akbank T.A.S. 6.800% due 02/06/2026	$700	740
QNB Finansbank A/S
4.875% due 05/19/2022	500	512
6.875% due 09/07/2024	1,400	1,520
Turk Telekomunikasyon A/S 6.875% due 02/28/2025	300	332
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	414	388
Turkiye Garanti Bankasi A/S 5.875% due 03/16/2023 (h)	600	629
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026	900	1,003
Yapi ve Kredi Bankasi A/S 5.750% due 02/24/2022	300	307

		5,431

SOVEREIGN ISSUES 0.4%
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024	700	762

Total Turkey (Cost $5,833)		6,193

UKRAINE 0.5%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025	$200	209

SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
1.258% due 05/31/2040 ~	500	594
7.750% due 09/01/2021	200	202

		796

Total Ukraine (Cost $725)		1,005

UNITED ARAB EMIRATES 1.0%
CORPORATE BONDS & NOTES 1.0%
ADES International Holding PLC 8.625% due 04/24/2024	$400	411
Kuwait Projects Co. SPC Ltd.
4.229% due 10/29/2026	400	397
4.500% due 02/23/2027	800	796
Oztel Holdings SPC Ltd. 6.625% due 04/24/2028	300	334

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total United Arab Emirates (Cost $1,934)			1,938

UNITED KINGDOM 2.9%
CORPORATE BONDS & NOTES 2.9%
Antofagasta PLC 2.375% due 10/14/2030		$200	193
Barclays PLC 8.000% due 06/15/2024 •(e)(f)		300	341
Fresnillo PLC 4.250% due 10/02/2050		700	713
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	237
3.000% due 06/29/2027		$800	814
HSBC Holdings PLC 4.600% due 12/17/2030 •(e)(f)		200	208
Natwest Group PLC 5.125% due 05/12/2027 •(e)(f)	GBP	200	299
Rolls-Royce PLC 5.750% due 10/15/2027		600	911
Tullow Oil PLC 10.250% due 05/15/2026		$1,200	1,262
Vedanta Resources Finance PLC 8.000% due 04/23/2023		500	474

Total United Kingdom (Cost $5,196)			5,452

UNITED STATES 12.0%
ASSET-BACKED SECURITIES 0.6%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$275	195
Countrywide Asset-Backed Certificates 0.312% due 09/25/2037 ^•		30	30
JP Morgan Mortgage Acquisition Corp. 1.067% due 12/25/2035 •		700	685
NovaStar Mortgage Funding Trust 0.292% due 09/25/2037 •		154	151

			1,061

CORPORATE BONDS & NOTES 4.7%
BOC Aviation USA Corp. 1.625% due 04/29/2024		800	807
Coty, Inc. 3.875% due 04/15/2026	EUR	400	477
DAE Funding LLC 5.000% due 08/01/2024		$900	926
Hikma Finance USA LLC 3.250% due 07/09/2025		700	732
Invepar Holdings LLC 1.000% due 12/31/2049 «(g)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		900	895
NBM U.S. Holdings, Inc. 7.000% due 05/14/2026		400	432
Organon Finance 1 LLC
2.875% due 04/30/2028	EUR	100	120
4.125% due 04/30/2028		$200	204
Rio Oil Finance Trust
8.200% due 04/06/2028		2,304	2,668
9.750% due 01/06/2027		762	902
Stillwater Mining Co. 7.125% due 06/27/2025		700	728

			8,891

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 10/25/2035 •		458	457
Citigroup Mortgage Loan Trust 3.206% due 08/25/2036 ~		270	259

			716

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)		1,800	1,617
U.S. Treasury Notes
1.875% due 01/31/2022		7,100	7,175
2.000% due 12/31/2021		1,500	1,515
2.125% due 12/31/2022		1,600	1,647

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

			11,954

Total United States (Cost $22,218)			22,622

VIRGIN ISLANDS (BRITISH) 1.8%
CORPORATE BONDS & NOTES 1.8%
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		$1,400	1,664
NWD MTN Ltd. 4.375% due 11/30/2022		200	208
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 «(g)	BRL	356	4
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$709	808
Studio City Finance Ltd. 5.000% due 01/15/2029		800	809

Total Virgin Islands (British) (Cost $3,373)			3,493

Total Investments in Securities (Cost $185,375)			187,009

		SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III		600,936	5,926

Total Short-Term Instruments (Cost $5,926)			5,926

Total Investments in Affiliates (Cost $5,926)			5,926

Total Investments 101.0% (Cost $191,301)			$192,935
Financial Derivative Instruments (i)(j) 0.2%(Cost or Premiums, net $(49))			418
Other Assets and Liabilities, net (1.2)%			(2,274)

Net Assets 100.0%			$191,079

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035	04/30/2019	14	4	0.00
OAS S.A. - Exp. 05/16/2039	04/30/2019	0	2	0.00

$14	$6	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(1.000)%	06/09/2021	TBD(2)	$(634)	$(634)

Total Reverse Repurchase Agreements	$(634)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

UBS	0.060%	04/26/2021	07/26/2021	$(1,580)	$(1,580)

Total Sale-Buyback Transactions	$(1,580)

(h)	Securities with an aggregate market value of $2,247 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(2,180) at a weighted average interest rate of (0.016%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	95	$12,588	$90	$22	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	4	771	37	5	0

$127	$27	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	30	$(4,416)	$(77)	$0	$(14)

Total Futures Contracts	$50	$27	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,697	$87	$(85)	$2	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	06/21/2047	$300	$(49)	$51	$2	$0	$(2)

Total Swap Agreements	$38	$(34)	$4	$1	$(2)

Cash of $461 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2021	EUR	398	$483	$11	$0
07/2021	$276	EUR	232	0	(1)
07/2021	1,551	JPY	169,651	0	(24)
08/2021	1,529	169,651	0	(2)
CBK	09/2021	ZAR	31,905	$2,320	107	0
GLM	07/2021	BRL	910	182	0	(1)
07/2021	$181	BRL	910	2	0
08/2021	BRL	910	$180	0	(2)
09/2021	$84	HKD	651	0	0
09/2021	ZAR	15,461	$1,123	51	0
HUS	07/2021	EUR	482	590	18	0
08/2021	GBP	930	1,309	22	0
MYI	07/2021	BRL	910	170	0	(13)
07/2021	$182	BRL	910	1	0
SCX	07/2021	EUR	6,876	$8,412	259	0
08/2021	7,524	8,928	1	0
SSB	09/2021	ZAR	24,151	1,759	84	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Forward Foreign Currency Contracts	$556	$(43)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800%	09/15/2021	300	$(1)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	200	0	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	700	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,200	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	1,400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,200	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	200	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,300	(2)	(2)
DUB	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	700	(1)	0
GST	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0

Total Written Options	$(12)	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	1.014%	$1,500	$24	$(24)	$0	$0
Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.433	1,500	23	(45)	0	(22)
BPS	Colombia Government International Bond	(1.000)	Quarterly	12/20/2024	1.011	1,500	(2)	2	0	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	1.014	1,500	21	(21)	0	0
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2024	0.385	1,500	(25)	(7)	0	(32)
MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	0.608	1,500	(2)	(19)	0	(21)

$39	$(114)	$0	$(75)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil S.A.B. de C.V.	1.000%	Quarterly	12/20/2025	0.852%	$800	$(20)	$25	$5	$0
QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.603	300	3	0	3	0
CBK	Fibra Uno Trust «	1.000	Quarterly	06/20/2022	(1.011)	100	(1)	0	0	(1)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049	3,000	(96)	94	0	(2)

$(114)	$119	$8	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	3-Month CNY-CNREPOFIX	2.493%	Quarterly	06/17/2025	CNY	900	$0	$(1)	$0	$(1)
NGF	Pay	3-Month CNY-CNREPOFIX	2.458	Quarterly	06/17/2025	20,300	0	(32)	0	(32)

$0	$(33)	$0	$(33)

Total Swap Agreements	$(75)	$(28)	$8	$(111)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$672	$0	$672
Sovereign Issues	0	1,030	0	1,030
Austria
Corporate Bonds & Notes	0	699	0	699
Azerbaijan
Corporate Bonds & Notes	0	999	0	999
Bermuda
Corporate Bonds & Notes	0	708	0	708
Brazil
Corporate Bonds & Notes	0	11,913	0	11,913
Warrants	0	0	2	2
Canada
Common Stocks	100	0	0	100
Corporate Bonds & Notes	0	2,150	0	2,150
Cayman Islands
Corporate Bonds & Notes	0	26,580	0	26,580
Chile
Corporate Bonds & Notes	0	2,571	0	2,571
China
Corporate Bonds & Notes	0	4,184	0	4,184
Colombia
Corporate Bonds & Notes	0	3,331	0	3,331
Sovereign Issues	0	766	0	766
Dominican Republic
Sovereign Issues	0	900	0	900
France
Corporate Bonds & Notes	0	202	0	202
Germany
Corporate Bonds & Notes	0	746	0	746
Guatemala
Corporate Bonds & Notes	0	209	0	209
Guernsey, Channel Islands
Corporate Bonds & Notes	0	852	0	852
Hong Kong
Corporate Bonds & Notes	0	3,907	0	3,907
India
Corporate Bonds & Notes	0	2,186	0	2,186
Indonesia
Corporate Bonds & Notes	0	2,492	0	2,492
Ireland
Corporate Bonds & Notes	0	5,190	0	5,190
Isle of Man
Corporate Bonds & Notes	0	1,491	0	1,491
Israel
Corporate Bonds & Notes	0	6,437	0	6,437
Italy
Corporate Bonds & Notes	0	842	0	842
Ivory Coast
Sovereign Issues	0	356	0	356
Kazakhstan
Corporate Bonds & Notes	0	919	0	919
Luxembourg
Corporate Bonds & Notes	0	8,574	0	8,574
Mauritius
Corporate Bonds & Notes	0	3,536	0	3,536
Mexico
Corporate Bonds & Notes	0	8,244	0	8,244
Morocco
Corporate Bonds & Notes	0	1,666	0	1,666
Multinational
Corporate Bonds & Notes	0	615	0	615
Netherlands
Corporate Bonds & Notes	0	7,220	0	7,220
Nigeria

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes	0	204	0	204
Loan Participations and Assignments	0	802	0	802
Sovereign Issues	0	104	0	104
Norway
Corporate Bonds & Notes	0	432	0	432
Oman
Sovereign Issues	0	1,086	0	1,086
Peru
Corporate Bonds & Notes	0	2,786	0	2,786
Qatar
Corporate Bonds & Notes	998	633	0	1,631
Romania
Corporate Bonds & Notes	0	832	0	832
Russia
Corporate Bonds & Notes	0	3,590	0	3,590
Saudi Arabia
Corporate Bonds & Notes	0	2,949	0	2,949
Serbia
Sovereign Issues	0	233	0	233
Singapore
Corporate Bonds & Notes	0	3,267	0	3,267
South Africa
Common Stocks	222	0	0	222
Corporate Bonds & Notes	0	6,908	0	6,908
Loan Participations and Assignments	0	0	819	819
Sovereign Issues	0	4,831	0	4,831
South Korea
Corporate Bonds & Notes	0	1,829	0	1,829
Spain
Corporate Bonds & Notes	0	527	0	527
Supranational
Corporate Bonds & Notes	0	965	0	965
Turkey
Corporate Bonds & Notes	0	5,431	0	5,431
Sovereign Issues	0	762	0	762
Ukraine
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	796	0	796
United Arab Emirates
Corporate Bonds & Notes	0	1,938	0	1,938
United Kingdom
Corporate Bonds & Notes	0	5,452	0	5,452
United States
Asset-Backed Securities	0	1,061	0	1,061
Corporate Bonds & Notes	0	8,891	0	8,891
Non-Agency Mortgage-Backed Securities	0	716	0	716
U.S. Treasury Obligations	0	11,954	0	11,954
Virgin Islands (British)
Corporate Bonds & Notes	0	3,489	4	3,493

	$1,320	$184,864	$825	$187,009
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,926	$0	$0	$5,926

Total Investments	$7,246	$184,864	$825	$192,935

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	28	0	28
Over the counter	0	564	0	564

	$0	$592	$0	$592
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16)	0	(16)
Over the counter	0	(157)	(1)	(158)

	$0	$(173)	$(1)	$(174)

Total Financial Derivative Instruments	$0	$419	$(1)	$418

Totals	$7,246	$185,283	$824	$193,353

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.0% ¤
ARGENTINA 1.2%
SOVEREIGN ISSUES 1.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$8,456	$2,930
0.125% due 07/09/2035 þ		6,899	2,115
0.125% due 07/09/2041 þ		420	150
1.000% due 07/09/2029		217	83
15.500% due 10/17/2026	ARS	144,420	351
34.069% (BADLARPP) due 10/04/2022 ~		25,153	117
Autonomous City of Buenos Aires 37.875% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	553

Total Argentina (Cost $9,636)			6,299

AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 0.930% due 12/05/2059 •		$528	529

Total Australia (Cost $528)			529

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Aircastle Ltd. 5.500% due 02/15/2022		$300	309

Total Bermuda (Cost $304)			309

BRAZIL 17.0%
CORPORATE BONDS & NOTES 1.3%
Banco Votorantim S.A. 4.500% due 09/24/2024		$600	634
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		280	304
Oi S.A. 0.000% (BZDIOVRA) due 02/25/2035 ~«	BRL	1,010	763
Vale Overseas Ltd. 6.250% due 08/10/2026		$1,200	1,445
Vale S.A. 0.000% due 12/29/2049 ~(f)	BRL	20,200	2,412
XP, Inc. 3.250% due 07/01/2026 (a)		$1,300	1,287

			6,845

SOVEREIGN ISSUES 15.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (e)	BRL	361,720	71,848
0.000% due 01/01/2022 (e)		64,200	12,552

			84,400

Total Brazil (Cost $81,255)			91,245

CAYMAN ISLANDS 1.6%
ASSET-BACKED SECURITIES 1.1%
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •		$2,450	2,448
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		800	800

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

MidOcean Credit CLO 0.000% due 01/29/2030 •		2,450	2,449

			5,697

CORPORATE BONDS & NOTES 0.5%
Fantasia Holdings Group Co. Ltd. 10.875% due 01/09/2023		500	441
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024		500	473
9.750% due 09/28/2023		1,000	989
MGM China Holdings Ltd. 5.250% due 06/18/2025		200	208
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	110
Sunac China Holdings Ltd. 8.350% due 04/19/2023		500	519

			2,740

Total Cayman Islands (Cost $8,538)			8,437

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
New Metro Global Ltd. 7.500% due 12/16/2021		$2,300	2,346

Total China (Cost $2,317)			2,346

COLOMBIA 5.0%
CORPORATE BONDS & NOTES 0.5%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	10,460,000	2,816

SOVEREIGN ISSUES 4.5%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	17
Colombian TES 5.750% due 11/03/2027		93,666,500	23,929
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		248,000	68

			24,014

Total Colombia (Cost $29,798)			26,830

CZECH REPUBLIC 6.2%
SOVEREIGN ISSUES 6.2%
Czech Republic Government International Bond 0.100% due 04/17/2022	CZK	714,000	33,086

Total Czech Republic (Cost $32,425)			33,086

DOMINICAN REPUBLIC 1.7%
SOVEREIGN ISSUES 1.7%
Dominican Republic International Bond 9.750% due 06/05/2026	DOP	447,700	8,910

Total Dominican Republic (Cost $8,823)			8,910

EGYPT 0.9%
SOVEREIGN ISSUES 0.9%
Egypt Government International Bond
6.125% due 01/31/2022		$500	512
14.369% due 10/20/2025	EGP	67,100	4,267

Total Egypt (Cost $4,780)			4,779

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Republic of Ghana Government International Bond
16.500% due 02/06/2023	GHS	2,800	474
18.850% due 09/28/2023		7,500	1,320
20.750% due 01/16/2023		13,100	2,348

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Total Ghana (Cost $4,124)			4,142

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Periama Holdings LLC 5.950% due 04/19/2026		$1,200	1,304
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		200	203
5.950% due 10/24/2022		1,300	1,332

Total India (Cost $2,815)			2,839

INDONESIA 0.4%
SOVEREIGN ISSUES 0.4%
Perusahaan Penerbit SBSN Indonesia 3.400% due 03/29/2022		$2,000	2,044

Total Indonesia (Cost $1,991)			2,044

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.3%
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	1,450	1,717

Total Ireland (Cost $1,708)			1,717

ISRAEL 10.4%
CORPORATE BONDS & NOTES 0.3%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$1,400	1,543

SOVEREIGN ISSUES 10.1%
Israel Government International Bond
0.750% due 07/31/2022	ILS	15,900	4,916
1.250% due 11/30/2022		47,300	14,756
5.500% due 01/31/2022		108,900	34,489

			54,161

Total Israel (Cost $55,982)			55,704

IVORY COAST 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Cote d'lvoire TBD% due 03/19/2027	EUR	1,900	2,247

Total Ivory Coast (Cost $2,245)			2,247

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	7,228

Total Kazakhstan (Cost $9,521)			7,228

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$1,602	457
Sberbank of Russia Via SB Capital S.A. 5.250% due 05/23/2023 (g)		1,400	1,485

Total Luxembourg (Cost $2,465)			1,942

MALAYSIA 3.9%
SOVEREIGN ISSUES 3.9%
Malaysia Government International Bond 4.160% due 07/15/2021	MYR	86,200	20,783

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Total Malaysia (Cost $20,976)			20,783

MAURITIUS 0.7%
CORPORATE BONDS & NOTES 0.7%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,850	3,076
MTN Mauritius Investments Ltd. 5.373% due 02/13/2022		500	512

Total Mauritius (Cost $3,380)			3,588

MEXICO 0.9%
CORPORATE BONDS & NOTES 0.8%
Petroleos Mexicanos 7.650% due 11/24/2021	MXN	81,980	4,113

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
7.500% due 06/03/2027		4,500	235
8.500% due 05/31/2029		3,900	216

			451

Total Mexico (Cost $4,677)			4,564

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond 5.625% due 05/01/2023		$1,548	1,639

Total Mongolia (Cost $1,570)			1,639

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.6%
Prosus NV 3.680% due 01/21/2030		$1,600	1,711
Republic of Angola Via Avenir BV
4.665% (US0006M + 4.500%) due 12/07/2023 ~		650	641
7.660% (US0006M + 7.500%) due 07/01/2023 ~		883	886

			3,238

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	1,600	396

Total Netherlands (Cost $3,492)			3,634

NIGERIA 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Bank of Industry Limited 6.119% (LIBOR03M + 6.000%) due 12/14/2023 ~		$3,100	3,107

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond 5.625% due 06/27/2022		1,200	1,243

Total Nigeria (Cost $4,303)			4,350

PERU 1.3%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,180	3,812

SOVEREIGN ISSUES 0.6%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		10,180	2,858
Peru Government International Bond
5.940% due 02/12/2029		800	228

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

8.200% due 08/12/2026		700	226

			3,312

Total Peru (Cost $7,714)			7,124

POLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
mBank S.A. 2.000% due 11/26/2021	EUR	100	120

Total Poland (Cost $110)			120

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	60,400	860

Total Russia (Cost $977)			860

SAUDI ARABIA 0.6%
SOVEREIGN ISSUES 0.6%
Saudi Government International Bond 2.375% due 10/26/2021		$3,500	3,523

Total Saudi Arabia (Cost $3,521)			3,523

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$1,400	1,426
TML Holdings Pte Ltd. 5.500% due 06/03/2024		1,000	1,042

Total Singapore (Cost $2,450)			2,468

SOUTH AFRICA 6.5%
CORPORATE BONDS & NOTES 0.6%
Eskom Holdings SOC Ltd. 7.850% due 04/02/2026	ZAR	37,000	2,537
Transnet SOC Ltd. 4.000% due 07/26/2022		$700	715

			3,252

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 ~		5,100	5,094
Sasol Ltd. 0.500% - 1.792% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		2,676	2,538

			7,632

SOVEREIGN ISSUES 4.5%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	306,500	24,394

Total South Africa (Cost $33,887)			35,278

UGANDA 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Uganda Government International Bonds
14.250% due 06/22/2034	UGX	4,921,500	1,373
16.000% due 11/14/2030		2,073,700	639
17.000% due 04/03/2031		1,393,000	452

Total Uganda (Cost $2,479)			2,464

UKRAINE 2.2%
SOVEREIGN ISSUES 2.2%
Ukraine Government International Bond
7.750% due 09/01/2021		$1,800	1,818
7.750% due 09/01/2022		6,500	6,842

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

11.750% due 06/15/2022	UAH	53,100	1,962
17.000% due 05/11/2022		25,800	991

Total Ukraine (Cost $11,242)			11,613

UNITED KINGDOM 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)	GBP	0	548

Total United Kingdom (Cost $1,581)			548

UNITED STATES 8.1%
ASSET-BACKED SECURITIES 3.8%
Bear Stearns Asset-Backed Securities Trust 2.993% due 07/25/2036 ~		$50	51
Citigroup Mortgage Loan Trust 0.152% due 07/25/2045 •		93	80
Countrywide Asset-Backed Certificates 0.282% due 11/25/2037 •		1,714	1,642
Countrywide Asset-Backed Certificates Trust 0.242% due 03/25/2047 ^•		217	214
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		29	23
Fremont Home Loan Trust 0.242% due 10/25/2036 •		3,256	1,796
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •		26	15
GSAMP Trust 0.162% due 12/25/2036 •		95	58
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		37	14
Humboldt Americas LLC 0.000% due 07/31/2022 «•	COP	34,000,000	8,296
JP Morgan Mortgage Acquisition Corp. 0.602% due 02/25/2036 ^•		$657	653
MASTR Asset-Backed Securities Trust 0.142% due 01/25/2037 •		188	73
Morgan Stanley ABS Capital, Inc. Trust 0.857% due 01/25/2035 •		185	181
Morgan Stanley Mortgage Loan Trust 5.988% due 11/25/2036 ^þ		1,135	409
RAAC Trust 0.792% due 02/25/2046 •		5,728	5,649
Residential Asset Securities Corp. Trust 1.052% due 08/25/2035 •		318	316
Securitized Asset-Backed Receivables LLC Trust 0.152% due 12/25/2036 ^•		263	89
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		671	676

			20,235

CORPORATE BONDS & NOTES 1.8%
Aviation Capital Group LLC
2.875% due 01/20/2022		500	505
3.875% due 05/01/2023		200	210
BOC Aviation USA Corp. 1.625% due 04/29/2024		1,000	1,008
DAE Funding LLC 1.625% due 02/15/2024		1,600	1,626
Ford Motor Credit Co. LLC 1.256% (US0003M + 1.080%) due 08/03/2022 ~		400	399
General Motors Financial Co., Inc. 1.184% (US0003M + 0.990%) due 01/05/2023 ~		100	101
Nissan Motor Acceptance Corp.
1.078% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,714
2.650% due 07/13/2022		100	102

			9,665

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Banc of America Mortgage Trust 2.483% due 07/25/2034 ~		52	53
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		297	300
CitiMortgage Alternative Loan Trust 0.742% due 10/25/2036 •		1,073	883
Countrywide Alternative Loan Trust
0.442% due 05/25/2036 ^•		1,388	703
0.652% due 12/25/2035 •		45	45

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

2.678% due 10/25/2035 ^~		16	14
Countrywide Home Loan Mortgage Pass-Through Trust
0.632% due 04/25/2046 •		403	151
2.929% due 02/20/2036 ^~		48	39
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~		1,270	1,282
3.023% due 12/26/2059 ~		907	913
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •		200	167
HarborView Mortgage Loan Trust 2.116% due 10/19/2035 •		300	213
IndyMac Mortgage Loan Trust 0.732% due 07/25/2045 •		231	206
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,357	3,370
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		424	437
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		1,083	1,039
New York Mortgage Trust 0.632% due 04/25/2035 •		2,507	2,551
Structured Asset Mortgage Investments Trust 0.493% due 04/19/2035 •		619	599
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		181	184
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •		224	198
2.827% due 03/25/2037 ~		83	81

			13,428

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.328% due 06/01/2043 - 07/01/2044 •		97	100
1.772% due 11/01/2035 •		13	13
1.788% due 09/01/2035 •		47	48
2.287% due 11/01/2035 •		14	14
Freddie Mac
0.372% due 09/25/2031 •		66	66
2.429% due 08/01/2035 •		2	2

			243

Total United States (Cost $46,113)			43,571

SHORT-TERM INSTRUMENTS 8.0%
SHORT-TERM NOTES 1.2%
China Government International Bond 2.890% due 11/19/2021	CNY	41,200	6,398

MALAYSIA TREASURY BILLS 2.2%
1.824% due 12/24/2021 (d)(e)	MYR	50,300	12,017

U.S. TREASURY BILLS 1.5%
0.031% due 07/06/2021 - 08/10/2021 (d)(e)(j)		$8,096	8,096

U.S. TREASURY CASH MANAGEMENT BILLS 3.1%
0.032% due 09/07/2021 (d)(e)(j)		16,882	16,881

Total Short-Term Instruments (Cost $43,356)			43,392

Total Investments in Securities (Cost $451,083)			450,152

		SHARES
INVESTMENTS IN AFFILIATES 19.4%
SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short Asset Portfolio		2,160,409	21,651
PIMCO Short-Term Floating NAV Portfolio III		8,377,922	82,615

Total Short-Term Instruments (Cost $104,250)			104,266

Total Investments in Affiliates (Cost $104,250)			104,266

Total Investments 103.4% (Cost $555,333)			$554,418
Financial Derivative Instruments (h)(i) (1.9)%(Cost or Premiums, net $(4,646))			(9,918)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Other Assets and Liabilities, net (1.5)%	(8,065)

Net Assets 100.0%	$536,435

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%		$100	$(5)	$6	$1	$0	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Year BRL-CDI	7.425%	Maturity	07/01/2021	BRL	66,000	$0	$(990)	$(990)	$0	$0
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022		166,400	(86)	(256)	(342)	9	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		166,200	2,916	(260)	2,656	0	(10)
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		235,300	(1,636)	1,372	(264)	59	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		109,900	(2)	158	156	0	(28)
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	316	201	0	(17)
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023		156,000	22	(239)	(217)	0	(38)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	60	360	0	(10)
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		62,300	0	(29)	(29)	16	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		79,500	0	(53)	(53)	20	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		8,500	77	(8)	69	4	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		20,500	0	(20)	(20)	0	(10)
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		27,100	0	15	15	0	(13)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		75,900	(281)	(403)	(684)	0	(49)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	189	189	15	0
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	289	289	29	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	255	132	18	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	200	200	23	0
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	289	14	20	0
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	(142)	(142)	0	(38)
Receive	1-Year BRL-CDI	8.325	Maturity	01/04/2027		8,500	0	(3)	(3)	5	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		8,200	0	3	3	0	(5)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		19,200	5	15	20	0	(12)
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	(19)	(233)	10	0
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	34	148	0	(5)
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(70)	(70)	2	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		700	34	(7)	27	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	10/23/2021	COP	44,400,000	0	(150)	(150)	0	0
Pay	3-Month COP-IBR Compounded-OIS	2.390	Quarterly	05/22/2022		297,200,000	23	(186)	(163)	0	(26)
Pay	3-Month COP-IBR Compounded-OIS	2.380	Quarterly	05/27/2022		100,000,000	0	(58)	(58)	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	2.148	Quarterly	09/25/2022		208,891,600	(824)	80	(744)	0	(30)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	(83)	(83)	3	0
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	10/16/2022		54,957,300	0	(264)	(264)	4	0
Receive	3-Month COP-IBR Compounded-OIS	2.000	Quarterly	02/02/2023		171,124,200	12	1,092	1,104	66	0
Pay	3-Month COP-IBR Compounded-OIS	2.450	Quarterly	02/25/2023		63,400,000	0	(315)	(315)	0	(26)
Receive	3-Month COP-IBR Compounded-OIS	3.145	Quarterly	05/11/2023		40,953,210	0	112	112	18	0
Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	01/07/2024		33,752,000	0	491	491	18	0
Pay	3-Month COP-IBR Compounded-OIS	2.740	Quarterly	02/12/2024		79,227,300	0	(1,081)	(1,081)	0	(42)
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	05/11/2024		53,858,600	281	(48)	233	29	0
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	4	4	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	11/18/2024		43,761,000	0	630	630	23	0
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	537	537	19	0
Pay	3-Month COP-IBR Compounded-OIS	3.080	Quarterly	01/13/2026		34,964,000	0	(716)	(716)	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	164	164	6	0
Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(71)	(71)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	4.410	Quarterly	03/12/2027		57,178,000	(33)	784	751	31	0
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	65	(32)	33	19	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	61	61	0	0
Receive	3-Month PLN-WIBOR	0.260	Annual	03/12/2022	PLN	58,600	0	(6)	(6)	0	(7)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$278,100	(6,146)	2,803	(3,343)	0	(23)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(258)	(258)	10	0
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(1,068)	(1,068)	38	0
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	1,203	1,203	0	(53)
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	(486)	(486)	33	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(41)	(34)	0	(9)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(18)	(18)	0	(3)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	95	95	0	(4)
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		44,200	0	(85)	(85)	7	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		44,100	0	(91)	(91)	7	0
Receive	6-Month CLP-CHILIBOR	0.700	Semi-Annual	11/24/2022	CLP	1,063,400	0	28	28	0	(1)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	10	10	9	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	76	76	5	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	76	76	5	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	53	53	4	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	52	52	4	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	(33)	(33)	0	(5)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	(119)	(119)	0	(119)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		6,415,000	0	(132)	(132)	0	(10)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		278,000	0	(6)	(6)	0	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	406	406	9	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	202	202	5	0
Receive	6-Month CLP-CHILIBOR	1.640	Semi-Annual	01/12/2026		5,466,000	0	499	499	15	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	6-Month CLP-CHILIBOR	1.582	Semi-Annual	02/02/2026		779,000	0	(77)	(77)	0	(2)
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026		2,566,000	0	(91)	(91)	0	(7)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	02/25/2026		9,271,000	0	305	305	25	0
Pay	6-Month CLP-CHILIBOR	2.270	Semi-Annual	03/15/2026		3,900,300	0	(262)	(262)	0	(10)
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026		11,700,000	0	(968)	(968)	0	(32)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		11,151,100	0	(981)	(981)	0	(30)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	197	197	26	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028		821,500	0	24	24	6	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	400	400	48	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	(70)	(70)	0	(7)
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		8,000,000	0	(1,497)	(1,497)	0	(65)
Receive	6-Month CLP-CHILIBOR	2.480	Semi-Annual	11/24/2030		2,760,000	0	512	512	24	0
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030		690,000	0	(121)	(121)	0	(6)
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030		690,000	0	(120)	(120)	0	(6)
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/12/2031		6,275,000	2	(974)	(972)	0	(63)
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	03/15/2031		3,812,000	0	369	369	39	0
Receive	6-Month CLP-CHILIBOR	3.900	Semi-Annual	06/14/2031		3,776,000	0	131	131	43	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026	CZK	15,700	(7)	(2)	(9)	0	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030	PLN	5,400	0	85	85	0	(19)
Pay	28-Day MXN-TIIE	4.530	Lunar	11/17/2022	MXN	255,500	24	(243)	(219)	9	0
Receive	28-Day MXN-TIIE	4.145	Lunar	02/15/2023		991,000	0	1,395	1,395	0	(44)
Pay(6)	28-Day MXN-TIIE	4.290	Lunar	02/17/2023		333,800	0	(344)	(344)	36	0
Pay(6)	28-Day MXN-TIIE	4.300	Lunar	02/17/2023		1,054,100	(591)	(490)	(1,081)	11	0
Pay	28-Day MXN-TIIE	4.680	Lunar	03/18/2023		381,000	2	(401)	(399)	18	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/25/2023		96,400	(111)	75	(36)	0	(5)
Receive	28-Day MXN-TIIE	5.282	Lunar	03/31/2023		288,100	0	163	163	0	(14)
Receive	28-Day MXN-TIIE	4.920	Lunar	04/12/2023		35,600	0	32	32	0	(2)
Receive	28-Day MXN-TIIE	4.965	Lunar	04/29/2023		515,000	0	465	465	0	(27)
Pay	28-Day MXN-TIIE	5.420	Lunar	05/20/2023		525,000	0	(274)	(274)	29	0
Receive	28-Day MXN-TIIE	5.285	Lunar	06/07/2023		520,000	0	348	348	0	(29)
Pay	28-Day MXN-TIIE	4.340	Lunar	02/15/2024		671,000	0	(1,563)	(1,563)	41	0
Receive	28-Day MXN-TIIE	4.540	Lunar	02/24/2024		67,900	0	143	143	0	(4)
Receive	28-Day MXN-TIIE	5.520	Lunar	03/25/2024		424,000	0	384	384	0	(27)
Pay	28-Day MXN-TIIE	5.650	Lunar	03/26/2024		214,000	0	(158)	(158)	14	0
Pay	28-Day MXN-TIIE	5.605	Lunar	03/30/2024		3,600	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	6.580	Lunar	01/08/2025		138,300	(1)	48	47	13	0
Receive	28-Day MXN-TIIE	4.840	Lunar	02/24/2025		57,200	0	149	149	0	(6)
Receive	28-Day MXN-TIIE	4.850	Lunar	02/24/2025		77,700	0	200	200	0	(7)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/10/2025		372,000	0	354	354	0	(41)
Receive	28-Day MXN-TIIE	5.120	Lunar	10/05/2025		1,019,100	3,281	(624)	2,657	0	(109)
Pay	28-Day MXN-TIIE	4.880	Lunar	11/13/2025		389,400	0	(1,235)	(1,235)	40	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/12/2026		7,300	0	(27)	(27)	1	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/18/2026		69,100	0	226	226	0	(7)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/18/2026		108,100	0	353	353	0	(10)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/12/2026		28,700	0	(45)	(45)	3	0
Pay	28-Day MXN-TIIE	5.930	Lunar	04/29/2026		225,000	0	(304)	(304)	21	0
Receive	28-Day MXN-TIIE	6.280	Lunar	05/20/2026		230,000	0	140	140	0	(22)
Pay	28-Day MXN-TIIE	6.290	Lunar	05/20/2026		460,000	20	(290)	(270)	44	0
Pay	28-Day MXN-TIIE	6.270	Lunar	05/28/2026		227,000	0	(149)	(149)	22	0
Pay	28-Day MXN-TIIE	6.135	Lunar	06/07/2026		225,000	0	(207)	(207)	21	0
Receive	28-Day MXN-TIIE	6.670	Lunar	06/25/2026		21,100	0	(4)	(4)	0	(2)
Receive	28-Day MXN-TIIE	6.720	Lunar	06/25/2026		20,600	0	(6)	(6)	0	(2)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/31/2030		101,700	0	94	94	0	(12)
Receive	28-Day MXN-TIIE	5.575	Lunar	11/13/2030		222,500	0	1,096	1,096	0	(23)
Receive	28-Day MXN-TIIE	5.520	Lunar	01/13/2031		81,000	0	425	425	0	(8)
Pay	28-Day MXN-TIIE	5.510	Lunar	02/02/2031		82,600	0	(437)	(437)	8	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/24/2031		26,100	0	(94)	(94)	3	0
Pay	28-Day MXN-TIIE	5.990	Lunar	02/24/2031		61,900	0	(221)	(221)	6	0
Receive	28-Day MXN-TIIE	6.630	Lunar	04/12/2031		9,100	0	11	11	0	(1)
Receive	28-Day MXN-TIIE	6.950	Lunar	05/20/2031		270,000	(50)	81	31	0	(30)
Receive	28-Day MXN-TIIE	6.890	Lunar	05/28/2031		133,000	0	49	49	0	(15)
Pay	28-Day MXN-TIIE	6.678	Lunar	06/10/2031		627,600	(732)	25	(707)	68	0
Pay	CPURNSA	2.326	Maturity	02/22/2031		$7,700	0	(221)	(221)	0	(9)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	CPURNSA	2.307	Maturity	02/23/2031	7,700	7	(245)	(238)	0	(10)

$(4,035)	$338	$(3,697)	$1,236	$(1,357)

Total Swap Agreements	$(4,040)	$344	$(3,696)	$1,236	$(1,357)

Cash of $3,762 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	09/2021	PHP	93,019	$1,912	$17	$0
BOA	07/2021	CAD	1,430	1,161	7	0
07/2021	CLP	1,802,850	2,500	45	0
07/2021	COP	18,905,250	5,000	0	(32)
07/2021	EUR	2,248	2,737	71	0
07/2021	MXN	24,987	1,264	12	0
07/2021	MYR	28,500	7,006	148	0
07/2021	RUB	69,001	946	6	0
07/2021	$2,452	CLP	1,802,850	3	0
07/2021	323	EUR	265	0	(9)
07/2021	1,619	MXN	32,159	0	(8)
07/2021	2,467	PEN	9,587	25	0
07/2021	916	RUB	66,379	0	(12)
07/2021	20,130	THB	630,441	0	(460)
08/2021	11,028	CZK	229,576	0	(357)
08/2021	4,045	HUF	1,213,331	47	0
08/2021	1,650	RUB	124,083	34	0
09/2021	CLP	622,100	$863	17	0
09/2021	PHP	46,971	964	7	0
09/2021	PLN	4,123	1,121	39	0
09/2021	$87,640	CNY	563,690	0	(947)
09/2021	22,908	IDR	330,170,277	0	(439)
09/2021	48,294	INR	3,555,667	0	(901)
09/2021	1,078	KZT	470,008	8	0
09/2021	123	MYR	509	0	(1)
09/2021	12,040	PLN	45,295	0	(158)
09/2021	1,942	RUB	141,665	0	(28)
11/2021	9,605	RON	39,254	0	(215)
02/2022	ZAR	26,231	$1,766	17	(32)
BPS	07/2021	BRL	4,507	901	0	(5)
07/2021	CAD	758	627	15	0
07/2021	COP	7,090,981	1,910	23	0
07/2021	DKK	665	106	0	0
07/2021	EUR	2,109	2,508	7	0
07/2021	MXN	49,788	2,496	2	0
07/2021	$901	BRL	4,507	5	0
07/2021	5,000	COP	18,835,786	19	(5)
07/2021	2,239	EUR	1,875	0	(15)
07/2021	3,593	MXN	71,267	0	(23)
07/2021	20,855	MYR	86,200	0	(112)
07/2021	6,569	RUB	490,023	109	0
07/2021	3,437	TRY	29,201	0	(106)
08/2021	HUF	989,052	$3,315	0	(20)
08/2021	MXN	44,814	2,101	0	(138)
08/2021	$3,107	AUD	3,979	0	(122)
08/2021	1,500	COP	5,396,243	0	(65)
08/2021	4,915	HUF	1,399,639	0	(195)
09/2021	CNY	8,193	$1,273	13	0
09/2021	IDR	25,499,406	1,761	26	0
09/2021	INR	122,912	1,654	16	0
09/2021	KRW	4,918,603	4,385	37	(3)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021	PLN	7,713		2,030	7	0
	09/2021		$623	KRW	696,408	0	(7)
	09/2021		30,762	MYR	127,913	0	(30)
	09/2021		4,429	THB	138,954	0	(95)
	09/2021	ZAR	34,526		$2,400	5	0
	10/2021	DKK	1,260		202	1	0
	11/2021	MXN	106,657		5,284	22	0
	06/2022		$489	MXN	10,071	0	(8)
BRC	07/2021		398	CHF	358	0	(12)
	07/2021		67	TRY	561	0	(2)
	08/2021		1,079	COP	4,010,071	0	(12)
	08/2021		1,135	HUF	329,310	0	(25)
	08/2021		12,326	MXN	255,458	436	0
	09/2021	MYR	129,980		$31,411	177	0
	09/2021		$5,618	PLN	21,377	0	(11)
BSH	07/2021	BRL	141,700		$28,328	0	(162)
	07/2021	CLP	18,968,163		25,530	0	(299)
	07/2021		$26,860	BRL	141,700	1,629	0
	07/2021		26,429	CLP	18,968,163	17	(618)
	09/2021		1,306	UYU	59,363	43	0
	10/2021	BRL	163,300		$28,325	0	(4,132)
	01/2022		38,000		6,605	0	(838)
CBK	07/2021		147,994		29,442	10	(323)
	07/2021	DKK	596		95	0	(1)
	07/2021	MXN	113,308		5,755	79	0
	07/2021	PEN	78,908		20,666	230	(86)
	07/2021	THB	306,388		9,820	260	0
	07/2021		$28,263	BRL	147,994	1,491	0
	07/2021		2,500	COP	9,404,250	3	0
	07/2021		3,917	PEN	15,087	9	0
	07/2021		824	RUB	63,640	43	0
	07/2021		3,844	THB	120,260	0	(92)
	08/2021	COP	1,536,216		$424	16	0
	08/2021		$29,348	BRL	147,994	316	(11)
	08/2021		1,977	COP	7,443,156	2	0
	08/2021		15,535	HUF	4,671,435	218	0
	08/2021		1,505	RUB	113,120	30	0
	08/2021		9,812	THB	306,388	0	(254)
	08/2021		702	UAH	19,873	18	0
	08/2021		148	UYU	6,584	3	0
	09/2021	INR	112		$1	0	0
	09/2021	PEN	3,372		907	28	0
	09/2021	PHP	49		1	0	0
	09/2021	PLN	1,571		414	2	0
	09/2021	THB	12,704		408	11	0
	09/2021		$7,788	CLP	5,611,720	0	(159)
	09/2021		1,577	KZT	687,966	12	0
	09/2021		547	TWD	15,139	0	(1)
	09/2021	ZAR	115,100		$8,367	383	0
	10/2021	PEN	16,007		4,162	0	(7)
	10/2021		$30,387	PEN	112,281	0	(1,136)
	11/2021	MXN	1,727		$85	0	0
	12/2021	PHP	20,098		416	9	0
	12/2021		$966	PEN	3,551	0	(42)
	01/2022	ILS	159,449		$49,977	1,033	(122)
	01/2022		$610	PEN	2,216	0	(33)
	02/2022	PEN	131,169		$34,245	129	0
	02/2022		$488	ZAR	7,450	18	0
	02/2022	ZAR	18,223		$1,147	0	(91)
	05/2022	PEN	108,531		28,261	76	0
DUB	08/2021	COP	3,864,271		1,029	1	0
	09/2021		$1,055	RUB	76,841	0	(16)
GLM	07/2021	BRL	82,260		$15,023	15	(1,531)
	07/2021	COP	9,435,375		2,500	0	(12)
	07/2021	DOP	264,598		4,626	0	(6)
	07/2021	JPY	60,100		543	2	0
	07/2021	MXN	81,619		4,074	19	(33)
	07/2021	RUB	183,806		2,521	16	0
	07/2021		$15,985	BRL	82,260	553	0
	07/2021		2,500	COP	9,433,900	11	0
	07/2021		4,629	DOP	264,598	3	0
	07/2021		5,294	MXN	105,501	5	(14)
	07/2021		14,014	PEN	55,740	483	0
	07/2021		1,653	RUB	127,567	86	0
	07/2021		95	TRY	801	0	(3)
	08/2021	COP	134,285,073		$35,485	109	(338)
	08/2021	CZK	20,738		995	31	0
	08/2021	DOP	102,231		1,731	0	(54)
	08/2021	HUF	263,898		918	28	0
	08/2021	PEN	55,740		14,027	0	(498)
	08/2021		$4,611	RUB	340,687	35	(22)
	09/2021	DOP	113,383		$1,954	0	(16)
	09/2021	MYR	8,514		2,061	15	0
	09/2021	PHP	199,326		4,094	34	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021	PLN	3,529		936	12	(2)
	09/2021	RUB	188,743		2,588	35	0
	09/2021		$4,641	CLP	3,402,588	0	(17)
	09/2021		3,574	CNH	22,898	0	(51)
	09/2021		2,221	KZT	963,914	6	0
	09/2021		9,810	PLN	37,270	0	(33)
	09/2021		8,623	RUB	632,371	0	(80)
	09/2021		38,475	TWD	1,054,112	0	(485)
	09/2021	ZAR	107,298		$7,785	341	0
	10/2021	BRL	26,600		4,743	0	(544)
	10/2021	DOP	301,032		5,219	13	(2)
	11/2021		$50,418	PEN	188,981	0	(1,204)
	12/2021	BRL	3,467		$668	0	(13)
	12/2021	SGD	2,802		2,107	24	0
	01/2022	ILS	16,780		5,182	18	0
	02/2022		$2,840	BRL	15,705	212	0
	02/2022	ZAR	65,024		$4,159	0	(256)
	04/2022	CZK	713,985		32,527	0	(550)
	04/2022		$678	UAH	20,107	0	(1)
HUS	07/2021	EUR	2,508		$3,058	84	0
	07/2021	GBP	613		870	22	0
	07/2021		$5,393	EUR	4,526	0	(26)
	07/2021		10,533	ILS	34,199	0	(42)
	08/2021	COP	3,864,548		$1,029	1	0
	08/2021		$3,390	RUB	255,268	74	0
	09/2021	CNH	179,048		$27,860	316	0
	09/2021	CNY	3,953		611	3	0
	09/2021	IDR	5,219,178		363	8	0
	09/2021	INR	57,062		771	10	0
	09/2021		$15,078	CLP	11,083,013	3	(18)
	09/2021		10,187	PLN	39,015	47	0
	09/2021		1,465	UYU	64,627	3	0
	10/2021		42,331	MXN	891,183	1,845	0
	11/2021	CNH	41,200		$6,181	0	(128)
	12/2021	PEN	18,000		4,853	167	0
	12/2021	PHP	13,051		270	6	0
	12/2021	SGD	1,992		1,502	22	0
	01/2022		$16,696	ILS	54,232	8	(15)
IND	09/2021	KRW	796,166		$712	8	0
	09/2021	MYR	4,500		1,090	9	0
	09/2021	THB	69,339		2,223	60	0
	12/2021	SGD	1,290		975	16	0
	02/2022		$2,632	ZAR	41,117	159	0
	02/2022	ZAR	11,106		$725	0	(30)
	06/2022	TWD	39,303		1,477	26	0
	06/2024		$1,477	TWD	38,002	0	(18)
JPM	07/2021	BRL	203,156		$36,364	0	(4,482)
	07/2021	CLP	12,171,013		16,553	0	(20)
	07/2021	MXN	46,679		2,299	0	(40)
	07/2021		$40,507	BRL	203,156	338	0
	07/2021		16,293	CLP	12,171,013	280	0
	07/2021		551	JPY	61,100	0	(1)
	07/2021		14,675	TRY	129,511	0	(16)
	08/2021	COP	69,906		$19	1	0
	08/2021		$12,391	CZK	258,266	0	(386)
	08/2021		5,631	EGP	90,345	45	0
	08/2021	UYU	11,716		$267	0	0
	09/2021	CLP	12,171,013		16,276	0	(270)
	09/2021	INR	80,373		1,072	1	0
	09/2021	TWD	53,701		1,947	12	0
	09/2021		$62,035	KRW	69,112,103	0	(892)
	09/2021		368	KZT	160,540	3	0
	09/2021		1,533	RUB	111,779	0	(21)
	09/2021		3,638	ZAR	52,144	0	(21)
	10/2021	BRL	179,220		$31,737	0	(3,885)
	10/2021		$6,102	BRL	34,000	656	0
	12/2021		12,865	PHP	621,058	0	(290)
	12/2021		24,498	SGD	32,435	0	(386)
	01/2022	BRL	26,200		$4,583	0	(548)
	02/2022	ZAR	1,445		95	0	(4)
	04/2022	UAH	35,038		1,127	0	(53)
	08/2022	ILS	16,130		4,986	5	0
MYI	07/2021	BRL	21,206		4,250	0	(13)
	07/2021	ILS	3,570		1,101	6	0
	07/2021		$4,268	BRL	21,206	12	(16)
	07/2021		2,251	PEN	8,599	0	(16)
	07/2021		1,017	RUB	77,892	45	0
	08/2021	BRL	12,654		$2,552	16	0
	08/2021	CZK	23,294		1,115	33	0
	08/2021	EGP	17,735		1,106	0	(8)
	08/2021	HUF	204,692		718	27	0
	08/2021		$3,671	AUD	4,731	0	(122)
	08/2021		2,614	BRL	13,058	3	0
	08/2021		3,055	CZK	63,851	0	(87)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

09/2021	HUF	168,270	EUR	474	0	(4)
09/2021	KRW	1,452,915	$1,303	18	0
09/2021	MYR	6,000	1,452	11	0
09/2021	PLN	15,936	4,244	65	(1)
09/2021	TWD	16,376	594	4	0
09/2021	$399	KZT	173,115	1	0
09/2021	1,228	ZAR	17,609	0	(7)
10/2021	BRL	26,600	$4,744	0	(543)
10/2021	$208	TRY	2,084	17	0
12/2021	668	BRL	3,466	13	0
06/2022	MXN	35,545	$1,728	31	0
11/2022	ILS	47,300	14,718	75	0
RBC	07/2021	CAD	2,295	1,867	16	0
09/2021	INR	118,124	1,602	28	0
09/2021	KRW	2,262,024	2,027	26	0
09/2021	TWD	68,123	2,486	31	0
RYL	09/2021	KZT	3,284,100	7,403	0	(183)
09/2021	$558	KZT	242,730	3	0
02/2022	ZAR	10,629	$690	0	(32)
SCX	07/2021	EUR	7,161	8,760	269	0
07/2021	MYR	57,700	13,886	1	0
07/2021	PEN	8,599	2,160	0	(75)
07/2021	$3,566	CAD	4,389	0	(26)
07/2021	2,551	MXN	51,336	20	0
07/2021	882	RUB	63,882	0	(11)
08/2021	AUD	8,409	$6,383	75	0
08/2021	EUR	8,620	10,229	1	0
08/2021	HUF	490,979	1,635	0	(21)
08/2021	JPY	129,300	1,170	6	0
08/2021	$3,846	CZK	80,108	0	(123)
08/2021	1,100	PEN	4,201	0	(6)
09/2021	CNY	42,325	$6,584	75	0
09/2021	IDR	39,544,245	2,691	0	0
09/2021	$845	CNH	5,442	0	(8)
09/2021	2,450	MYR	10,149	0	(12)
09/2021	2,162	PEN	8,599	78	0
09/2021	135	PLN	509	0	(2)
12/2021	21,952	SGD	29,060	0	(348)
SOG	07/2021	936	RUB	72,692	55	0
08/2021	1,881	141,859	44	0
09/2021	CNY	12,854	$1,999	22	0
09/2021	IDR	10,895,472	756	15	0
09/2021	INR	115,739	1,568	25	0
09/2021	KRW	284,270	251	0	0
09/2021	TWD	16,627	607	8	0
09/2021	$713	INR	52,629	0	(11)
12/2021	PHP	20,553	$425	9	0
SSB	07/2021	BRL	4,754	893	0	(63)
07/2021	MXN	13,332	645	0	(23)
07/2021	$28,607	BRL	152,688	2,091	0
09/2021	PLN	2,517	$678	18	0
TOR	09/2021	3,887	1,021	1	0
12/2021	SGD	969	730	10	0
02/2022	ZAR	2,298	150	0	(6)
UAG	07/2021	BRL	28,696	5,668	0	(102)
07/2021	EUR	1,260	1,533	39	0
07/2021	MXN	5,840	286	0	(7)
07/2021	$5,724	BRL	28,696	52	(6)
07/2021	2,900	RUB	222,382	130	0
08/2021	AUD	3,860	$2,959	63	0
08/2021	CZK	20,569	985	29	0
09/2021	PLN	2,554	676	6	0
09/2021	TWD	22,223	812	11	0
09/2021	$1,705	RUB	125,034	0	(15)
10/2021	TRY	2,084	$211	0	(14)
06/2022	$1,239	MXN	25,487	0	(22)

Total Forward Foreign Currency Contracts	$17,520	$(32,323)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC USD versus BRL	BRL	5.000	12/10/2021	4,451	$113	$145
Call - OTC USD versus BRL	5.800	02/15/2022	6,601	332	117
Put - OTC USD versus RUB	RUB	71.800	09/10/2021	11,521	166	90
JPM	Put - OTC USD versus CNH	CNH	6.250	02/18/2022	13,974	15	6
MYI	Put - OTC EUR versus HUF	HUF	350.000	09/21/2021	4,566	33	44
Put - OTC USD versus BRL	BRL	5.400	07/22/2021	6,033	154	505
Call - OTC USD versus MXN	MXN	20.500	07/27/2021	10,300	52	48

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC USD versus MXN	19.700	06/10/2022	11,521	248	169

Total Purchased Options	$1,113	$1,124

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	662	$(11)	$(7)
GLM	Put - OTC USD versus BRL	BRL	4.825	12/10/2021	4,451	(60)	(80)
Put - OTC USD versus BRL	5.000	02/15/2022	6,601	(169)	(232)
Call - OTC USD versus BRL	6.300	02/15/2022	6,601	(192)	(57)
Put - OTC USD versus RUB	RUB	70.000	09/10/2021	11,521	(66)	(29)
JPM	Call - OTC USD versus INR	INR	80.000	01/27/2022	276	(4)	(2)
MYI	Put - OTC EUR versus HUF	HUF	343.000	09/21/2021	9,132	(20)	(29)
Put - OTC USD versus BRL	BRL	5.300	07/22/2021	12,066	(216)	(781)
Put - OTC USD versus MXN	MXN	19.100	06/10/2022	11,521	(138)	(89)
UAG	Call - OTC USD versus INR	INR	81.000	05/02/2022	635	(10)	(6)
Call - OTC USD versus TRY	TRY	12.000	10/27/2021	1,500	(67)	(11)

Total Written Options	$(953)	$(1,323)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Eskom Holdings SOC Ltd.	1.000%	Quarterly	12/20/2021	2.343%	$1,500	$(32)	$23	$0	$(9)
CBK	Fibra Uno Trust «	1.000	Quarterly	06/20/2022	(1.011)	300	(2)	(1)	0	(3)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.309	8,500	(725)	715	0	(10)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	600	(3)	8	5	0
MYC	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.600	400	(8)	2	0	(6)
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	7,900	(34)	99	65	0

$(804)	$846	$70	$(28)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$5,926	$5,933	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	3-Month COP-IBR Compounded-OIS	4.150%	Quarterly	07/12/2022	COP	298,031,500	$31	$(1,272)	$0	$(1,241)
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	139	139	0
Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	13	13	0
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(33)	0	(33)

$31	$(1,153)	$152	$(1,274)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.400%	Maturity	11/24/2021	$11	$0	$34	$34	$0
CBK	Pay	USD versus MXN 1-Year ATM Realized Volatility	15.100	Maturity	11/05/2021	10	0	38	38	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.400	Maturity	05/03/2022	10	0	1	1	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.600	Maturity	11/05/2021	10	0	26	26	0
DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425	Maturity	11/05/2021	20	0	46	46	0
GLM	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.300	Maturity	11/05/2021	10	0	7	7	0
	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.825	Maturity	11/23/2021	11	0	16	16	0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.275	Maturity	01/12/2022	8	0	14	14	0
JPM	Receive	EUR versus USD 1-Year ATM Realized Volatility	6.550	Maturity	05/03/2022	8	0	(4)	0	(4)
	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021	22	0	51	51	0
	Pay	USD versus INR 1-Year ATM Realized Volatility	6.850	Maturity	10/22/2021	10	0	19	19	0
	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.700	Maturity	11/03/2021	10	0	41	41	0
	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300	Maturity	04/22/2022	10	0	(2)	0	(2)
MYI	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.500	Maturity	11/23/2021	11	0	43	43	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.000	Maturity	11/24/2021	11	0	23	23	0

							$0	$353	$359	$(6)

Total Swap Agreements							$(766)	$5,972	$6,514	$(1,308)

(j)

Securities with an aggregate market value of $19,346 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6,299	$0	$6,299
Australia
Non-Agency Mortgage-Backed Securities	0	529	0	529
Bermuda
Corporate Bonds & Notes	0	309	0	309
Brazil
Corporate Bonds & Notes	0	6,082	763	6,845
Sovereign Issues	0	84,400	0	84,400
Cayman Islands
Asset-Backed Securities	0	5,697	0	5,697
Corporate Bonds & Notes	0	2,740	0	2,740
China
Corporate Bonds & Notes	0	2,346	0	2,346
Colombia
Corporate Bonds & Notes	0	2,816	0	2,816
Sovereign Issues	0	24,014	0	24,014
Czech Republic
Sovereign Issues	0	33,086	0	33,086
Dominican Republic
Sovereign Issues	0	8,910	0	8,910
Egypt
Sovereign Issues	0	4,779	0	4,779
Ghana
Sovereign Issues	0	4,142	0	4,142
India
Corporate Bonds & Notes	0	2,839	0	2,839
Indonesia
Sovereign Issues	0	2,044	0	2,044
Ireland
Asset-Backed Securities	0	1,717	0	1,717
Israel
Corporate Bonds & Notes	0	1,543	0	1,543
Sovereign Issues	0	54,161	0	54,161
Ivory Coast
Loan Participations and Assignments	0	2,247	0	2,247
Kazakhstan
Corporate Bonds & Notes	0	7,228	0	7,228
Luxembourg
Corporate Bonds & Notes	0	1,942	0	1,942
Malaysia
Sovereign Issues	0	20,783	0	20,783
Mauritius
Corporate Bonds & Notes	0	3,588	0	3,588
Mexico
Corporate Bonds & Notes	0	4,113	0	4,113
Sovereign Issues	0	451	0	451
Mongolia
Sovereign Issues	0	1,639	0	1,639
Netherlands
Corporate Bonds & Notes	0	3,238	0	3,238
Loan Participations and Assignments	0	396	0	396
Nigeria
Loan Participations and Assignments	0	3,107	0	3,107
Sovereign Issues	0	1,243	0	1,243
Peru
Corporate Bonds & Notes	0	3,812	0	3,812
Sovereign Issues	0	3,312	0	3,312
Poland
Corporate Bonds & Notes	0	120	0	120
Russia
Sovereign Issues	0	860	0	860
Saudi Arabia
Sovereign Issues	0	3,523	0	3,523
Singapore
Corporate Bonds & Notes	0	2,468	0	2,468
South Africa
Corporate Bonds & Notes	0	3,252	0	3,252
Loan Participations and Assignments	0	5,094	2,538	7,632
Sovereign Issues	0	24,394	0	24,394
Uganda
Sovereign Issues	0	2,464	0	2,464
Ukraine
Sovereign Issues	0	11,613	0	11,613
United Kingdom
Non-Agency Mortgage-Backed Securities	0	548	0	548
United States
Asset-Backed Securities	0	11,939	8,296	20,235
Corporate Bonds & Notes	0	9,665	0	9,665
Non-Agency Mortgage-Backed Securities	0	13,428	0	13,428
U.S. Government Agencies	0	243	0	243
Short-Term Instruments
Short-Term Notes	0	6,398	0	6,398

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

Malaysia Treasury Bills	0	12,017	0	12,017
U.S. Treasury Bills	0	8,096	0	8,096
U.S. Treasury Cash Management Bills	0	16,881	0	16,881

$0	$438,555	$11,597	$450,152
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104,266	$0	$0	$104,266

Total Investments	$104,266	$438,555	$11,597	$554,418

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,236	0	1,236
Over the counter	0	25,158	0	25,158

$0	$26,394	$0	$26,394
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,357)	0	(1,357)
Over the counter	0	(34,951)	(3)	(34,954)

$0	$(36,308)	$(3)	$(36,311)

Total Financial Derivative Instruments	$0	$(9,914)	$(3)	$(9,917)

Totals	$104,266	$428,641	$11,594	$544,501

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$662	$0	$0	$(13)	$0	$114	$0	$0	$763	$115
Ivory Coast
Loan Participations and Assignments	2,217	0	0	0	0	30	0	(2,247)	0	0
Nigeria
Loan Participations and Assignments	3,109	0	0	3	0	(5)	0	(3,107)	0	0
South Africa
Loan Participations and Assignments	7,978	8	(432)	21	0	57	0	(5,094)	2,538	50
United States
Asset-Backed Securities	8,635	0	0	0	0	(339)	0	0	8,296	(339)

$22,601	$8	$(432)	$11	$0	$(143)	$0	$(10,448)	$11,597	$(174)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$0	$0	$(1)	$0	$0	$(3)	$(1)

Totals	$22,601	$6	$(432)	$11	$0	$(144)	$0	$(10,448)	$11,594	$(175)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$763	Other Valuation Techniques(3)	—	—	—
South Africa
Loan Participations and Assignments	2,538	Reference Instrument	Yield	5.642	—
United States
Asset-Backed Securities	8,296	Proxy Pricing	Base Price	92.743	—

$11,597

Financial Derivative Instruments - Liabilities
Over the counter	(3)	Indicative Market Quotation	Broker Quote	(1.01)	—

Total	$11,594

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2021 (Unaudited)

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.1% ¤
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Santos Finance Ltd. 3.649% due 04/29/2031		$900	$922

Total Australia (Cost $900)			922

BRAZIL 1.8%
CORPORATE BONDS & NOTES 0.7%
Vale Overseas Ltd. 6.250% due 08/10/2026		$700	843
Vale S.A. 0.000% due 12/29/2049 ~(d)	BRL	9,400	1,122
XP, Inc. 3.250% due 07/01/2026 (a)		$900	891

			2,856

SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2021 (b)	BRL	21,200	4,211

Total Brazil (Cost $6,296)			7,067

CAYMAN ISLANDS 2.3%
ASSET-BACKED SECURITIES 0.1%
Voya CLO Ltd. 1.073% due 04/17/2030 •		$400	400

CORPORATE BONDS & NOTES 2.2%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027		500	491
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		1,500	1,420
KWG Group Holdings Ltd. 6.300% due 02/13/2026		900	886
MGM China Holdings Ltd. 4.750% due 02/01/2027		900	919
New Metro Global Ltd. 4.500% due 05/02/2026		800	786
Poinsettia Finance Ltd. 6.625% due 06/17/2031		1,000	969
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		900	933
S.A. Global Sukuk Ltd.
0.946% due 06/17/2024		200	200
1.602% due 06/17/2026		200	200
Sunac China Holdings Ltd. 5.950% due 04/26/2024		1,800	1,775

			8,579

Total Cayman Islands (Cost $9,089)			8,979

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
Yango Justice International Ltd. 7.500% due 02/17/2025		$1,000	903

Total China (Cost $988)			903

ECUADOR 0.0%
SOVEREIGN ISSUES 0.0%
Ecuador Government International Bond 0.500% due 07/31/2030 þ		$100	86

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Ecuador (Cost $56)			86

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government International Bond 6.125% due 01/31/2022		$300	307

Total Egypt (Cost $306)			307

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Ghana Government International Bond 8.875% due 05/07/2042		$700	709

Total Ghana (Cost $676)			709

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Periama Holdings LLC 5.950% due 04/19/2026		$200	217
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		800	815

Total India (Cost $1,029)			1,032

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO DAC 0.650% due 06/26/2030 •	EUR	300	355

Total Ireland (Cost $360)			355

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.4%
Republic of Angola Via Avenir BV
4.665% (US0006M + 4.500%) due 12/07/2023 ~		$850	838
7.660% (US0006M + 7.500%) due 07/01/2023 ~		568	569

			1,407

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	800	198

Total Netherlands (Cost $1,580)			1,605

NIGERIA 0.1%
SOVEREIGN ISSUES 0.1%
Nigeria Government International Bond 5.625% due 06/27/2022		$200	207

Total Nigeria (Cost $206)			207

QATAR 0.5%
CORPORATE BONDS & NOTES 0.5%
Qatar Petroleum
2.250% due 07/12/2031 (a)		$1,100	1,088
3.125% due 07/12/2041 (a)		800	797

Total Qatar (Cost $1,885)			1,885

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$700	754
TML Holdings Pte Ltd. 5.500% due 06/03/2024		600	626

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Singapore (Cost $1,344)		1,380

SOUTH AFRICA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sasol Financing USA LLC 4.375% due 09/18/2026	$900	933
Transnet SOC Ltd. 4.000% due 07/26/2022	400	409

Total South Africa (Cost $1,307)		1,342

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond 7.750% due 09/01/2021	$400	404

Total Ukraine (Cost $403)		404

UNITED STATES 0.8%
CORPORATE BONDS & NOTES 0.8%
BOC Aviation USA Corp. 1.625% due 04/29/2024	$600	605
Ford Motor Credit Co. LLC
4.687% due 06/09/2025	300	326
5.584% due 03/18/2024	300	329
Verizon Communications, Inc. 3.700% due 03/22/2061	900	965
Vistra Operations Co. LLC 3.550% due 07/15/2024	900	951

		3,176

Total United States (Cost $3,099)		3,176

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Easy Tactic Ltd. 11.750% due 08/02/2023	$500	492

Total Virgin Islands (British) (Cost $513)		492

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.1%
0.006% due 08/10/2021 (b)(c)(h)	$292	292

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.038% due 09/07/2021 (b)(c)(h)	292	292
Total Short-Term Instruments (Cost $584)		584

Total Investments in Securities (Cost $30,621)		31,435

	SHARES
INVESTMENTS IN AFFILIATES 92.6%
UNITED STATES 89.6%
MUTUAL FUNDS (e) 89.6%
PIMCO Emerging Markets Bond Fund	9,482,622	100,611
PIMCO Emerging Markets Corporate Bond Fund	9,773,051	107,210
PIMCO Emerging Markets Local Currency and Bond Fund	21,169,832	139,297

Total United States (Cost $347,569)		347,118

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	1,177,432	11,611

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $11,593)	11,611

Total Investments in Affiliates (Cost $359,162)	358,729

Total Investments 100.7% (Cost $389,783)	$390,164
Financial Derivative Instruments (f)(g) (0.2)%(Cost or Premiums, net $(137)	(642)
Other Assets and Liabilities, net (0.5)%	(1,968)

Net Assets 100.0%	$387,554

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	0.741%	$900	$3	$2	$5	$0	$0

Total Swap Agreements	$3	$2	$5	$0	$0

Cash of $508 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	09/2021	PLN	759	$206	$7	$0
BSH	10/2021	BRL	21,200	3,677	0	(536)
HUS	08/2021	EUR	301	368	11	0

Total Forward Foreign Currency Contracts	$18	$(536)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2023	15.005%	$600	$(114)	$(7)	$0	$(121)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Eskom Holdings SOC Ltd.	1.000	Quarterly	12/20/2021	2.343	900	(19)	13	0	(6)
CBK	Fibra Uno Trust «	1.000	Quarterly	06/20/2022	(1.011)	200	(1)	(1)	0	(2)
MYI	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.600	300	(6)	1	0	(5)

$(140)	$6	$0	$(134)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	USD versus INR 1-Year ATM Realized Volatility	6.850%	Maturity	10/22/2021	$6	$0	$11	$11	$0
Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300	Maturity	04/22/2022	6	0	(1)	0	(1)

$0	$10	$11	$(1)

Total Swap Agreements	$(140)	$16	$11	$(135)

(h)

Securities with an aggregate market value of $584 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$922	$0	$922
Brazil
Corporate Bonds & Notes	0	2,856	0	2,856
Sovereign Issues	0	4,211	0	4,211
Cayman Islands
Asset-Backed Securities	0	400	0	400
Corporate Bonds & Notes	0	8,579	0	8,579
China
Corporate Bonds & Notes	0	903	0	903
Ecuador
Sovereign Issues	0	86	0	86
Egypt
Sovereign Issues	0	307	0	307
Ghana
Sovereign Issues	0	709	0	709
India
Corporate Bonds & Notes	0	1,032	0	1,032
Ireland
Asset-Backed Securities	0	355	0	355
Netherlands
Corporate Bonds & Notes	0	1,407	0	1,407
Loan Participations and Assignments	0	198	0	198
Nigeria
Sovereign Issues	0	207	0	207
Qatar
Corporate Bonds & Notes	1,885	0	0	1,885
Singapore
Corporate Bonds & Notes	0	1,380	0	1,380
South Africa
Corporate Bonds & Notes	0	1,342	0	1,342
Ukraine
Sovereign Issues	0	404	0	404
United States
Corporate Bonds & Notes	0	3,176	0	3,176
Virgin Islands (British)
Corporate Bonds & Notes	0	492	0	492
Short-Term Instruments
U.S. Treasury Bills	0	292	0	292
U.S. Treasury Cash Management Bills	0	292	0	292

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	$1,885	$29,550	$0	$31,435
Investments in Affiliates, at Value
United States
Mutual Funds	347,118	0	0	347,118
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,611	0	0	11,611

	$358,729	$0	$0	$358,729

Total Investments	$360,614	$29,550	$0	$390,164

Financial Derivative Instruments - Assets
Over the counter	$0	$29	$0	$29

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(669)	$(2)	$(671)

Total Financial Derivative Instruments	$0	$(640)	$(2)	$(642)

Totals	$360,614	$28,910	$(2)	$389,522

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.0% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$6,999	$2,372
0.125% due 07/09/2035 þ		4,934	1,488

Total Argentina (Cost $4,793)			3,860

BRAZIL 12.9%
CORPORATE BONDS & NOTES 2.0%
Banco Votorantim S.A. 4.500% due 09/24/2024		$1,800	1,903
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		280	304
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		700	725
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (f)(h)		299	4
0.000% due 08/02/2021 (f)(h)		1,281	18
Oi S.A. 0.000% (BZDIOVRA) due 02/25/2035 «~	BRL	2,500	1,889
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032		75,028	15,801
Vale S.A. 0.000% due 12/29/2049 ~(h)		43,300	5,170
XP, Inc. 3.250% due 07/01/2026 (a)		$3,600	3,564

			29,378

SOVEREIGN ISSUES 10.9%
Brazil Government International Bond
8.500% due 01/05/2024	BRL	17,490	3,607
10.250% due 01/10/2028		47,991	10,113
12.500% due 01/05/2022		10,489	2,187
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (f)		305,400	60,661
0.000% due 01/01/2022 (f)		205,100	40,100
0.000% due 07/01/2023 (f)		42,300	7,338
0.000% due 01/01/2024 (f)		171,200	28,453
0.000% due 07/01/2024 (f)		31,600	5,029

			157,488

Total Brazil (Cost $183,363)			186,866

CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 1.2%
Garanti Diversified Payment Rights Finance Co. 3.366% due 10/09/2021 «•		$2,117	2,119
LCM LP 0.000% due 04/20/2031 •		1,750	1,751
Venture CLO Ltd. 1.223% due 04/20/2032 •		4,000	4,001
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		5,900	5,903
Voya CLO Ltd. 1.073% due 04/17/2030 •		2,950	2,950

			16,724

CORPORATE BONDS & NOTES 1.4%
Kaisa Group Holdings Ltd. 9.750% due 09/28/2023		4,300	4,252
MGM China Holdings Ltd. 5.250% due 06/18/2025		600	625
New Metro Global Ltd. 4.500% due 05/02/2026		3,300	3,243

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		19	19
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		925	475
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		855	848
Poinsettia Finance Ltd. 6.625% due 06/17/2031		3,700	3,586
S.A. Global Sukuk Ltd.
0.946% due 06/17/2024 (i)		3,100	3,100
1.602% due 06/17/2026 (i)		3,700	3,701

			19,849

Total Cayman Islands (Cost $36,749)			36,573

CHILE 3.5%
CORPORATE BONDS & NOTES 0.1%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		$852	884

SOVEREIGN ISSUES 3.4%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,079,688	3,179
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030 «		3,135,000	4,345
5.000% due 10/01/2028 (a)		22,060,000	31,236
5.000% due 03/01/2035 (i)		5,055,000	7,025
6.000% due 01/01/2043 (i)		2,550,000	3,845

			49,630

Total Chile (Cost $53,617)			50,514

CHINA 12.3%
SOVEREIGN ISSUES 12.3%
China Development Bank
1.860% due 04/09/2023	CNY	207,900	31,668
3.000% due 08/07/2023		180,900	28,077
3.420% due 07/02/2024		88,900	13,913
China Government International Bond
1.990% due 04/09/2025		145,700	21,814
2.850% due 06/04/2027		10,400	1,593
3.020% due 10/22/2025		48,400	7,521
3.250% due 11/22/2028		29,500	4,617
3.270% due 11/19/2030		2,900	455
3.280% due 12/03/2027		369,600	58,021
3.810% due 09/14/2050		57,600	9,143

Total China (Cost $172,699)			176,822

COLOMBIA 5.4%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000	293
8.375% due 11/08/2027		23,022,000	5,852

			6,145

SOVEREIGN ISSUES 5.0%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	6,367
Colombia Government International Bond 4.375% due 03/21/2023		3,373,000	898
Colombian TES
5.750% due 11/03/2027		15,541,500	3,970
6.250% due 11/26/2025		19,899,000	5,402
6.250% due 07/09/2036		20,407,200	4,759
7.000% due 05/04/2022		9,627,000	2,654
7.000% due 06/30/2032		20,756,700	5,422
7.250% due 10/26/2050		7,607,200	1,863
10.000% due 07/24/2024		48,326,400	14,708
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		3,616,000	989
Republic of Colombia
1.000% due 11/26/2025		28,582,000	7,734
1.000% due 11/03/2027		10,551,700	2,687
1.000% due 06/30/2032		45,007,100	11,723

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.000% due 10/18/2034		13,500,000	3,508

			72,684

Total Colombia (Cost $89,338)			78,829

CZECH REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Czech Republic Government International Bond
0.950% due 05/15/2030 (i)	CZK	667,520	28,960
1.200% due 03/13/2031		75,300	3,316
4.200% due 12/04/2036		38,000	2,307

Total Czech Republic (Cost $31,952)			34,583

DOMINICAN REPUBLIC 1.6%
SOVEREIGN ISSUES 1.6%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	280,600	5,172
9.750% due 06/05/2026		931,300	18,536

Total Dominican Republic (Cost $22,438)			23,708

EGYPT 1.1%
SOVEREIGN ISSUES 1.1%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	2,300	2,851
6.125% due 01/31/2022		$1,100	1,126
14.313% due 10/13/2023	EGP	32,000	2,044
14.369% due 10/20/2025		163,700	10,412

Total Egypt (Cost $16,254)			16,433

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 6.240% due 02/06/2025 «	IDR	21,000,000	1,473

Total France (Cost $1,199)			1,473

GERMANY 3.2%
CORPORATE BONDS & NOTES 3.2%
Deutsche Bank AG 6.680% due 01/23/2025 «	IDR	667,100,000	46,669

Total Germany (Cost $49,507)			46,669

GHANA 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Ghana Government International Bond
16.500% due 02/06/2023	GHS	7,800	1,322
18.850% due 09/28/2023		17,700	3,115
19.250% due 12/18/2023		11,800	2,098
20.750% due 01/16/2023		19,100	3,424

Total Ghana (Cost $9,917)			9,959

HUNGARY 3.5%
SOVEREIGN ISSUES 3.5%
Hungary Government International Bond
2.000% due 05/23/2029 (i)	HUF	1,225,000	4,026
2.500% due 10/24/2024 (i)		3,469,700	12,004
2.750% due 12/22/2026 (i)		4,752,500	16,555
3.000% due 06/26/2024 (i)		3,341,800	11,724
3.000% due 10/27/2038 (i)		552,700	1,821
3.250% due 10/22/2031 (i)		883,200	3,167
4.000% due 04/28/2051		417,000	1,579

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Hungary (Cost $50,960)			50,876

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Periama Holdings LLC 5.950% due 04/19/2026		$2,700	2,935
Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		3,100	3,115
5.700% due 02/27/2022		400	405

Total India (Cost $6,439)			6,455

INDONESIA 0.5%
SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
7.500% due 06/15/2035	IDR	27,502,000	1,963
8.375% due 09/15/2026		2,222,000	172
8.375% due 03/15/2034		21,513,000	1,642
8.375% due 04/15/2039		41,868,000	3,200

Total Indonesia (Cost $6,369)			6,977

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	800	944

Total Ireland (Cost $970)			944

ITALY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banca Carige SpA 0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,700	4,407

Total Italy (Cost $4,095)			4,407

IVORY COAST 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'lvoire
TBD% due 03/19/2027	EUR	3,900	4,613
3.750% (EUR003M + 3.750%) due 12/23/2021 «~		3,500	4,141

Total Ivory Coast (Cost $8,867)			8,754

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 1.899% due 09/15/2021 «•		$969	968

Total Jersey, Channel Islands (Cost $968)			968

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	7,482

Total Kazakhstan (Cost $9,855)			7,482

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$1,858	474
Petrorio Luxembourg SARL 6.125% due 06/09/2026		2,500	2,560

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Luxembourg (Cost $3,507)			3,034

MALAYSIA 9.6%
SOVEREIGN ISSUES 9.6%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	34,500	7,870
3.478% due 06/14/2024 (i)		28,400	7,080
3.502% due 05/31/2027 (i)		38,400	9,545
3.620% due 11/30/2021		150,000	36,409
3.733% due 06/15/2028		12,000	3,025
3.757% due 04/20/2023 (i)		2,900	722
3.757% due 05/22/2040		10,300	2,346
3.828% due 07/05/2034		3,500	842
3.844% due 04/15/2033		20,000	4,851
3.882% due 03/10/2022		50,000	12,220
3.885% due 08/15/2029		17,500	4,426
3.899% due 11/16/2027 (i)		14,300	3,639
4.127% due 04/15/2032		6,900	1,743
4.642% due 11/07/2033 (i)		1,290	336
4.935% due 09/30/2043 (i)		1,610	421
Malaysia Government Investment Issue
3.151% due 05/15/2023 (i)		30,500	7,507
3.422% due 09/30/2027		15,600	3,852
3.447% due 07/15/2036		9,700	2,196
3.899% due 06/15/2027		3,836	969
4.119% due 11/30/2034		3,800	925
4.130% due 07/09/2029		9,900	2,534
4.258% due 07/26/2027 (i)		2,500	646
4.369% due 10/31/2028		32,700	8,532
4.417% due 09/30/2041		18,900	4,646
4.582% due 08/30/2033		6,300	1,627
4.638% due 11/15/2049		14,400	3,558
4.724% due 06/15/2033 (i)		20,988	5,484

Total Malaysia (Cost $137,726)			137,951

MEXICO 2.6%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «(d)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
7.750% due 11/13/2042 (i)	MXN	210,500	10,831
8.000% due 11/07/2047 (i)		112,500	5,933
8.500% due 05/31/2029 (i)		1,100	61
8.500% due 05/31/2029		83,300	4,606
8.500% due 11/18/2038 (i)		160,800	8,879
10.000% due 11/20/2036 (i)		112,000	7,059

			37,369

Total Mexico (Cost $40,315)			37,369

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.2%
Republic of Angola Via Avenir BV
4.665% (US0006M + 4.500%) due 12/07/2023 ~		$3,200	3,155
7.660% (US0006M + 7.500%) due 07/01/2023 ~		378	380

			3,535

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	3,300	817

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Netherlands (Cost $4,273)			4,352

NIGERIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.119% (LIBOR03M + 6.000%) due 12/14/2023 ~		$7,900	7,917

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond 5.625% due 06/27/2022		3,000	3,107

Total Nigeria (Cost $10,905)			11,024

PERU 4.1%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	19,300	5,189

SOVEREIGN ISSUES 3.7%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		49,900	14,008
Peru Government International Bond
5.400% due 08/12/2034		9,000	2,207
5.400% due 08/12/2034 (i)		7,200	1,773
5.940% due 02/12/2029 (i)		16,500	4,695
6.150% due 08/12/2032 (i)		4,000	1,091
6.350% due 08/12/2028 (i)		49,600	14,442
6.900% due 08/12/2037		23,500	6,460
6.950% due 08/12/2031 (i)		9,400	2,743
8.200% due 08/12/2026		17,200	5,557

			52,976

Total Peru (Cost $66,614)			58,165

PHILIPPINES 0.8%
SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	513,000	10,612
6.250% due 01/14/2036		22,000	540

Total Philippines (Cost $12,835)			11,152

POLAND 3.5%
SOVEREIGN ISSUES 3.5%
Poland Government International Bond
1.250% due 10/25/2030 (i)	PLN	30,700	7,802
2.500% due 07/25/2026 (i)		82,400	22,940
2.500% due 07/25/2027 (i)		45,246	12,644
2.750% due 04/25/2028		27,300	7,768

Total Poland (Cost $46,359)			51,154

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
6.800% due 03/04/2030 «	IDR	2,000,000	138
6.900% due 01/23/2025 «		100,000	7

Total Qatar (Cost $129)			145

ROMANIA 2.4%
SOVEREIGN ISSUES 2.4%
Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	6,670
3.700% due 11/25/2024		3,700	926
4.150% due 01/26/2028		4,400	1,127
4.500% due 06/17/2024 (i)		85,300	21,733
4.750% due 10/11/2034		8,100	2,091
5.000% due 02/12/2029		10,300	2,779

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Romania (Cost $33,440)			35,326

RUSSIA 6.5%
SOVEREIGN ISSUES 6.5%
Russia Government International Bond
5.700% due 05/17/2028	RUB	842,600	10,746
7.050% due 01/19/2028		431,600	5,944
7.100% due 10/16/2024		438,700	6,055
7.650% due 04/10/2030		227,100	3,234
7.700% due 03/23/2033		763,300	10,949
7.950% due 10/07/2026		2,532,100	36,208
8.500% due 09/17/2031		1,329,300	20,062

Total Russia (Cost $99,808)			93,198

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Treasury Bonds 5.875% due 02/08/2028	RSD	500,000	6,096

Total Serbia (Cost $6,091)			6,096

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 0.3%
TML Holdings Pte Ltd. 5.500% due 06/03/2024		$3,500	3,649

SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
1.625% due 07/01/2031 (a)	SGD	1,700	1,270
3.375% due 09/01/2033		11,000	9,624

			10,894

Total Singapore (Cost $14,443)			14,543

SOUTH AFRICA 14.2%
CORPORATE BONDS & NOTES 1.3%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)	ZAR	140,400	4,636
0.000% due 12/31/2032 (f)		352,000	5,087
7.850% due 04/02/2026		99,000	6,790
Transnet SOC Ltd.
4.000% due 07/26/2022		$1,400	1,429
10.000% due 03/30/2029	ZAR	10,500	758

			18,700

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 ~		$22,500	22,472
Sasol Ltd. 0.500% - 1.792% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		6,907	6,550

			29,022

SOVEREIGN ISSUES 10.9%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	63,900	3,176
7.000% due 02/28/2031 (i)		137,327	8,253
8.000% due 01/31/2030 (i)		234,350	15,567
8.250% due 03/31/2032 (i)		188,600	12,055
8.500% due 01/31/2037 (i)		273,700	16,483
8.750% due 01/31/2044		96,300	5,714
8.875% due 02/28/2035		348,400	22,156
9.000% due 01/31/2040		44,700	2,752
10.500% due 12/21/2026 (i)		9,200	732
10.500% due 12/21/2026		875,100	69,647

			156,535

Total South Africa (Cost $209,430)			204,257

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
7.250% due 12/07/2024	IDR	400,000	29

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

8.000% due 05/15/2024		100,000	8

Total South Korea (Cost $35)			37

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	850	1,018

Total Spain (Cost $970)			1,018

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,723
Corp. Andina de Fomento 6.500% due 03/16/2023	IDR	500,000	35
International Finance Corp. 8.000% due 10/09/2023		3,500,000	257

Total Supranational (Cost $1,952)			2,015

THAILAND 6.6%
SOVEREIGN ISSUES 6.6%
Thailand Government International Bond
1.600% due 12/17/2029	THB	705,850	22,103
1.875% due 06/17/2049		38,700	1,016
2.000% due 12/17/2031		151,800	4,839
2.125% due 12/17/2026 (i)		11,700	388
2.875% due 12/17/2028		235,800	8,148
2.875% due 06/17/2046 (i)		23,000	748
3.300% due 06/17/2038		607,050	21,346
3.600% due 06/17/2067		17,600	637
3.650% due 06/20/2031		93,000	3,404
3.775% due 06/25/2032		650,950	24,116
4.000% due 06/17/2066		5,000	197
4.675% due 06/29/2044		68,700	2,884
4.875% due 06/22/2029		142,400	5,535

Total Thailand (Cost $100,182)			95,361

TURKEY 1.4%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		$200	204

SOVEREIGN ISSUES 1.4%
Turkey Government International Bond
11.000% due 02/24/2027	TRY	106,600	9,464
12.400% due 03/08/2028		4,600	433
12.600% due 10/01/2025		69,900	6,853
16.200% due 06/14/2023		31,600	3,545

			20,295

Total Turkey (Cost $26,453)			20,499

UGANDA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Uganda Government International Bonds
14.250% due 06/22/2034	UGX	11,460,000	3,196
16.000% due 11/14/2030		5,282,200	1,628
17.000% due 04/03/2031		3,458,000	1,122

Total Uganda (Cost $5,991)			5,946

UKRAINE 0.9%
SOVEREIGN ISSUES 0.9%
Ukraine Government International Bond
7.750% due 09/01/2021		$2,100	2,121
7.750% due 09/01/2022		1,000	1,053
11.750% due 06/15/2022	UAH	112,700	4,163
17.000% due 05/11/2022		158,600	6,095

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Ukraine (Cost $13,221)			13,432

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021		$190	193

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)	GBP	0	282

Total United Kingdom (Cost $1,005)			475

UNITED STATES 9.0%
ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp. Home Equity Loan Trust 1.112% due 04/25/2035 •		$2,382	2,388
Asset-Backed Securities Corp. Home Equity Loan Trust 0.262% due 03/25/2036 •		1	1
Countrywide Asset-Backed Certificates 0.677% due 06/25/2036 •		3,500	3,422
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		13	10
GSAMP Trust 0.182% due 01/25/2037 •		1,149	837
Lehman XS Trust 5.077% due 01/25/2036 ^þ		4,065	4,065
Morgan Stanley Mortgage Loan Trust 1.421% due 11/25/2036 ^•		243	112
Option One Mortgage Loan Trust 0.312% due 04/25/2037 •		487	397
Structured Asset Securities Corp. Mortgage Loan Trust 0.312% due 10/25/2037 •		6,361	4,781
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		718	725
Wells Fargo Home Equity Asset-Backed Securities Trust 0.412% due 03/25/2037 •		2,000	1,831

			18,569

CORPORATE BONDS & NOTES 5.7%
BOC Aviation USA Corp. 1.625% due 04/29/2024 (i)		2,200	2,219
DAE Funding LLC 1.625% due 02/15/2024 (i)		4,000	4,065
Ford Motor Credit Co. LLC
1.416% (US0003M + 1.270%) due 03/28/2022 ~		200	200
3.087% due 01/09/2023		2,700	2,757
3.340% (US0003M + 3.140%) due 01/07/2022 ~		200	202
3.550% due 10/07/2022		1,600	1,645
JPMorgan Chase Bank N.A.
6.375% due 04/17/2042	IDR	104,897,000	7,026
6.500% due 02/19/2031 «		129,000,000	8,918
7.500% due 08/18/2032		149,864,000	10,897
9.500% due 07/17/2031		316,009,000	26,234
10.000% due 02/17/2028		77,676,000	6,495
10.500% due 07/19/2038		118,248,000	10,677
Rio Oil Finance Trust 9.250% due 07/06/2024		$394	437

			81,772

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		660	641
Banc of America Funding Trust 2.372% due 03/20/2036 ~		27	26
BCAP LLC Trust
0.262% due 01/25/2037 ^•		232	229
2.648% due 05/26/2037 ~		2,989	2,985
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 01/25/2035 ~		6	6
3.129% due 02/25/2036 ^~		56	56
Bear Stearns ALT-A Trust
2.936% due 04/25/2037 ~		8,363	7,146
3.088% due 08/25/2036 ^~		351	302
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~		8	9
2.791% due 07/25/2046 ^~		35	35
3.234% due 09/25/2037 ^~		4,263	4,220
3.258% due 04/25/2066 ~		1,742	1,759

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		71	71
Countrywide Home Loan Mortgage Pass-Through Trust 3.041% due 09/25/2047 ^~		25	24
Countrywide Home Loan Reperforming REMIC Trust 0.512% due 11/25/2034 •		332	307
Credit Suisse Mortgage Capital Trust 2.980% due 10/27/2059 ~		1,815	1,831
GreenPoint Mortgage Funding Trust 0.532% due 06/25/2045 •		108	102
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •		267	223
GSR Mortgage Loan Trust 3.106% due 11/25/2035 ^~		66	49
HarborView Mortgage Loan Trust
0.773% due 06/20/2035 •		469	462
2.116% due 10/19/2035 •		386	274
2.562% due 08/19/2036 ^~		5	6
HomeBanc Mortgage Trust 2.744% due 04/25/2037 ^~		1	1
Impac CMB Trust
0.732% due 03/25/2035 •		146	143
5.730% due 01/25/2033 þ		542	567
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		425	421
0.272% due 02/25/2037 •		799	809
0.732% due 07/25/2045 •		145	129
JP Morgan Mortgage Trust 2.856% due 06/25/2036 ^~		267	234
JP Morgan Resecuritization Trust 2.500% due 03/25/2056		551	553
Luminent Mortgage Trust 0.452% due 12/25/2036 ^•		22	21
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•		88	5
Morgan Stanley Mortgage Loan Trust 2.043% due 06/25/2036 ~		11	11
Residential Accredit Loans, Inc. Trust
1.023% due 10/25/2037 ~		1,257	1,212
5.071% due 02/25/2036 ^~		100	87
Residential Asset Securitization Trust 0.492% due 01/25/2046 ^•		143	48
Sequoia Mortgage Trust 1.984% due 01/20/2047 ^~		25	19
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 01/25/2035 ^•		38	35
3.132% due 03/25/2036 ^~		54	47
Structured Asset Mortgage Investments Trust 0.392% due 02/25/2037 •		1,540	1,497
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 ^þ		1,481	585
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•		475	407
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •		290	256
2.564% due 01/25/2037 ^~		61	61
2.716% due 04/25/2037 ^~		40	38
2.730% due 12/25/2036 ^~		36	35
3.029% due 09/25/2036 ^~		55	55
Wells Fargo Mortgage-Backed Securities Trust 2.940% due 10/25/2036 ~		762	754

			28,793

U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		58	61

Total United States (Cost $126,024)			129,195

SHORT-TERM INSTRUMENTS 5.0%
ISRAEL TREASURY BILLS 1.6%
0.005% due 06/08/2022 (f)(g)	ILS	73,200	22,452

MALAYSIA TREASURY BILLS 2.0%
1.824% due 12/24/2021 (e)(f)	MYR	119,700	28,598

U.S. TREASURY BILLS 0.4%
0.030% due 07/06/2021 (e)(f)		$5,527	5,527

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.027% due 09/07/2021 (e)(f)(l)		15,126	15,125

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $71,789)		71,702

Total Investments in Securities (Cost $1,793,846)		1,760,598

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio	2,975,807	29,823
PIMCO Short-Term Floating NAV Portfolio III	30,986	306

Total Short-Term Instruments (Cost $30,161)		30,129

Total Investments in Affiliates (Cost $30,161)		30,129

Total Investments 124.1% (Cost $1,824,007)		$1,790,727
Financial Derivative Instruments (j)(k) 0.1%(Cost or Premiums, net $(4,362))		1,763
Other Assets and Liabilities, net (24.2)%		(350,023)

Net Assets 100.0%		$1,442,467

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.350%	05/10/2021	08/12/2021		$(3,891)	$(3,893)
	0.550	12/20/2019	TBD(2)	HUF	(3,038,702)	(10,323)
	0.550	01/09/2020	TBD(2)		(1,543,417)	(5,291)
	0.550	02/18/2020	09/04/2021		(1,076,323)	(3,646)
	0.550	10/07/2020	01/06/2022		(681,112)	(2,311)
	0.550	11/20/2020	01/06/2022		(1,482,829)	(5,030)
	0.550	03/12/2021	01/06/2022		(1,219,106)	(4,123)
	0.550	03/16/2021	01/06/2022		(1,187,431)	(4,016)
	0.550	03/26/2021	TBD(2)		(4,055,055)	(13,710)
	0.550	05/20/2021	01/06/2022		(338,021)	(1,141)
	5.850	06/22/2021	TBD(2)	ZAR	(717,765)	(50,323)
	5.850	06/23/2021	TBD(2)		(320,367)	(22,458)
	5.850	06/25/2021	TBD(2)		(150,016)	(10,514)
DBL	(0.200)	06/08/2021	TBD(2)	PLN	(27,629)	(7,245)
	0.050	07/02/2021	TBD(2)		(86,929)	(22,798)
JML	0.250	06/18/2021	07/02/2021		$(6,332)	(6,333)
	0.280	07/02/2021	10/01/2021		(6,262)	(6,262)
	0.350	04/08/2021	07/08/2021		(7,086)	(7,092)
	0.350	04/23/2021	07/08/2021		(3,967)	(3,970)
	0.350	07/01/2021	TBD(2)	CZK	(220,797)	(10,266)
	0.350	07/02/2021	TBD(2)		(353,191)	(16,422)
	0.400	04/08/2021	07/08/2021		$(3,857)	(3,861)
	0.450	04/08/2021	07/08/2021		(21,047)	(21,047)
	0.450	05/13/2021	07/08/2021		(355)	(355)
	4.400	05/28/2021	07/02/2021	MXN	(388,026)	(19,547)
	4.400	06/24/2021	07/02/2021		(210,223)	(10,555)
	5.200	06/28/2021	TBD(2)	ZAR	(103,147)	(7,226)
MBC	0.000	12/10/2020	TBD(2)	PLN	(40,833)	(10,724)
SCX	0.350	05/06/2021	TBD(2)		$(30,549)	(30,565)
	0.350	06/03/2021	TBD(2)		(2,506)	(2,507)
	0.350	06/11/2021	TBD(2)		(12,563)	(12,570)
	0.350	06/15/2021	TBD(2)		(5,113)	(5,115)
TDM	0.220	06/18/2021	TBD(2)		(2,116)	(2,116)

Total Reverse Repurchase Agreements						$(343,355)

(i)	Securities with an aggregate market value of $343,801 and cash of $6,196 have been pledged as collateral under the terms of master agreements as of June 30, 2021.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(227,119) at a weighted average interest rate of 1.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%		$1,700	$(81)	$107	$26	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	2.700%	Maturity	01/03/2022	BRL	276,200	$25	$(630)	$(605)	$0	$(14)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022		461,710	1,017	131	1,148	23	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		6,100	0	15	15	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		30,790	0	75	75	2	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		11,100	0	27	27	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		92,400	0	224	224	5	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		1,078,800	1,220	1,378	2,598	54	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		355,400	0	852	852	18	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		75,500	0	181	181	4	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		109,900	0	263	263	6	0
Receive	1-Year BRL-CDI	3.055	Maturity	01/03/2022		31,800	(14)	45	31	2	0
Pay	1-Year BRL-CDI	3.100	Maturity	01/03/2022		747,000	126	(1,192)	(1,066)	0	(38)
Pay	1-Year BRL-CDI	3.125	Maturity	01/03/2022		161,100	0	(222)	(222)	0	(8)
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		514,900	(56)	(647)	(703)	0	(26)
Receive	1-Year BRL-CDI	3.150	Maturity	01/03/2022		231,900	(295)	452	157	12	0
Receive	1-Year BRL-CDI	3.170	Maturity	01/03/2022		23,000	(4)	33	29	1	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		32,900	0	(57)	(57)	0	(2)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		717,200	5	(1,224)	(1,219)	0	(36)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		18,000	0	(32)	(32)	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		632,753	(52)	(833)	(885)	0	(32)
Receive	1-Year BRL-CDI	3.990	Maturity	01/03/2022		134,800	(365)	96	(269)	7	0
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022		363,700	(912)	164	(748)	19	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		54,047	0	(54)	(54)	0	(3)
Pay	1-Year BRL-CDI	4.460	Maturity	01/03/2022		5,200	(6)	25	19	0	0
Pay	1-Year BRL-CDI	4.500	Maturity	01/03/2022		207,200	18	751	769	0	(11)
Receive	1-Year BRL-CDI	4.640	Maturity	01/03/2022		477,400	(2)	189	187	25	0
Receive	1-Year BRL-CDI	5.650	Maturity	01/03/2022		99,700	0	(826)	(826)	6	0
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022		85,700	(1)	926	925	0	(5)
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		191,600	993	2,069	3,062	0	(12)
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023		192,900	(451)	(632)	(1,083)	0	(46)
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023		130,200	0	(726)	(726)	0	(31)
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023		31,800	0	(176)	(176)	0	(8)
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023		400,900	(123)	1,955	1,832	97	0
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023		113,900	0	(616)	(616)	0	(27)
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023		192,600	6	(993)	(987)	0	(46)
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023		100,000	0	345	345	24	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023		136,400	0	452	452	33	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023		96,700	0	(51)	(51)	0	(24)
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023		113,000	0	21	21	0	(28)
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023		82,600	111	(73)	38	0	(21)
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		336,800	(1,424)	1,046	(378)	84	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		175,800	(1)	251	250	0	(44)
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023		38,300	(203)	123	(80)	10	0
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023		3,300	(19)	10	(9)	1	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023		56,200	(39)	(134)	(173)	14	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		76,400	0	340	340	0	(19)
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023		9,800	0	45	45	0	(2)
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023		69,300	418	(36)	382	0	(18)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	304	379	0	(13)
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	(388)	(525)	17	0
Pay	1-Year BRL-CDI	6.410	Maturity	01/02/2023		224,000	0	(89)	(89)	0	(56)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		149,500	681	796	1,477	0	(39)
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		222,100	0	(105)	(105)	55	0
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		225,500	0	(149)	(149)	56	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,416	1,414	0	(15)
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(890)	(890)	8	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		379,500	2,326	774	3,100	175	0
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024		360,900	(717)	(1,853)	(2,570)	0	(167)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024		119,100	57	703	760	55	0
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024		55,100	0	437	437	25	0
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024		171,600	0	1,053	1,053	80	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024		429,300	619	(1,032)	(413)	0	(205)
Pay	1-Year BRL-CDI	6.090	Maturity	01/02/2024		27,800	0	(108)	(108)	0	(13)
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		35,100	0	(35)	(35)	0	(17)
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		100,700	0	57	57	0	(49)
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025		37,800	0	(200)	(200)	0	(21)
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025		30,300	0	(89)	(89)	0	(17)
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	(44)	(43)	0	(11)
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025		140,500	692	(327)	365	79	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	(78)	(78)	0	(57)
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	489	386	0	(66)
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	(1,005)	(962)	134	0
Receive	1-Year BRL-CDI	7.160	Maturity	01/02/2025		33,100	0	70	70	19	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025		20,700	0	43	43	12	0
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025		78,000	0	391	391	0	(44)
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	1,048	1,056	0	(64)
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	5,323	5,409	0	(87)
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(4,861)	(4,861)	79	0
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027		20,300	0	239	239	13	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		332,500	(2,415)	(583)	(2,998)	0	(213)
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027		31,200	37	233	270	20	0
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027		130,200	(119)	1,364	1,245	83	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	189	189	15	0
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027		81,700	0	(933)	(933)	0	(52)
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	238	(716)	0	(73)
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	0	317	317	28	0
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	494	494	55	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	317	164	22	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	103	103	12	0
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	255	255	33	0
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	(11)	(6)	0	(8)
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	(5)	(5)	0	(38)
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	58	58	0	(38)
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	(175)	(172)	67	0
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	74	74	0	(18)
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	88	88	0	(15)
Receive	1-Year BRL-CDI	7.770	Maturity	01/04/2027		113,500	0	234	234	72	0
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	108	133	0	(11)
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		26,900	0	10	10	0	(17)
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		54,600	14	42	56	0	(35)
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(894)	(894)	39	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	1,491	1,934	0	(84)
Receive	1-Year BRL-CDI	8.750	Maturity	01/04/2027		116,200	(94)	(450)	(544)	74	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	1,851	1,847	0	(45)
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(3,850)	(3,843)	82	0
Receive	3-Month CNY-CNREPOFIX	2.787	Quarterly	03/17/2025	CNY	67,400	0	(30)	(30)	0	(1)
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025		61,600	(152)	(149)	(301)	2	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	(20)	(37)	2	0
Receive	3-Month CNY-CNREPOFIX	2.735	Quarterly	12/16/2025		41,700	0	5	5	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	2.720	Quarterly	05/07/2022	COP	63,270,700	(181)	160	(21)	6	0
Pay	3-Month COP-IBR Compounded-OIS	2.080	Quarterly	09/14/2022		47,589,600	0	(66)	(66)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	2.148	Quarterly	09/25/2022		42,943,000	0	153	153	6	0
Pay	3-Month COP-IBR Compounded-OIS	2.510	Quarterly	07/28/2023		39,078,000	(319)	19	(300)	0	(19)
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	05/11/2024		113,267,700	328	162	490	60	0
Pay	3-Month COP-IBR Compounded-OIS	3.620	Quarterly	02/24/2025		54,131,800	0	(762)	(762)	0	(39)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		14,823,000	0	60	60	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	4.090	Quarterly	04/13/2025		7,395,000	0	66	66	5	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	04/20/2025		30,546,000	0	289	289	22	0
Receive	3-Month COP-IBR Compounded-OIS	4.075	Quarterly	04/21/2025		12,151,300	0	110	110	9	0
Pay	3-Month COP-IBR Compounded-OIS	4.651	Quarterly	06/08/2025		53,000,800	0	(159)	(159)	0	(39)
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025		29,337,000	0	(500)	(500)	0	(21)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,804,000	0	176	176	6	0
Receive	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		13,065,000	151	128	279	9	0
Pay	3-Month COP-IBR Compounded-OIS	3.360	Quarterly	08/05/2026		80,934,400	(1,755)	55	(1,700)	0	(51)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		7,181,000	0	(7)	(7)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027		12,067,300	0	215	215	7	0
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027		11,131,100	0	207	207	6	0
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	12/17/2027		10,150,000	0	245	245	5	0
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	12/18/2027		10,389,200	0	249	249	5	0
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(35)	(35)	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		30,381,200	0	(795)	(795)	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,070	9	1,079	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	443	443	0	(2)
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	57	57	0	(2)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	1,091	837	0	(27)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	174	182	0	(4)
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(899)	(1,096)	35	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(121)	(112)	0	(32)
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	180	180	24	0
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		124,100	0	187	187	25	0
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		76,900	2	(140)	(138)	0	(16)
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		358,300	(73)	(292)	(365)	76	0
Pay	3-Month ZAR-JIBAR	5.757	Quarterly	04/14/2026		260,000	0	(47)	(47)	0	(55)
Pay	3-Month ZAR-JIBAR	5.700	Quarterly	04/21/2026		70,100	0	(29)	(29)	0	(15)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(161)	(133)	0	(34)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(59)	(59)	0	(12)
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	287	287	0	(13)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(64)	(61)	3	0
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	(136)	(136)	11	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	(146)	(146)	12	0
Pay	6-Month CLP-CHILIBOR	1.070	Semi-Annual	12/10/2023	CLP	2,217,000	0	(121)	(121)	0	(2)
Pay	6-Month CLP-CHILIBOR	1.080	Semi-Annual	12/10/2023		2,217,000	0	(120)	(120)	0	(2)
Pay	6-Month CLP-CHILIBOR	1.040	Semi-Annual	12/17/2023		862,000	0	(49)	(49)	0	(1)
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	115	115	8	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	115	115	8	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	80	80	6	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	78	78	7	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	(49)	(49)	0	(7)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	(206)	(206)	0	(206)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		10,950,000	0	(225)	(225)	0	(17)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		424,000	0	(10)	(10)	0	(1)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		5,462,900	0	267	267	6	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		2,731,300	0	133	133	3	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025		3,911,000	0	213	213	4	0
Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025		8,009,500	0	(834)	(834)	0	(16)
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	08/21/2025		2,895,000	0	279	279	4	0
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	08/21/2025		2,779,000	0	268	268	3	0
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	08/21/2025		3,709,000	0	356	356	4	0
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	12/07/2025		5,410,000	0	(393)	(393)	0	(6)
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025		3,515,000	0	(313)	(313)	0	(8)
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026		4,380,000	0	(146)	(146)	0	(12)
Receive	6-Month CLP-CHILIBOR	1.780	Semi-Annual	02/17/2026		4,295,000	0	376	376	12	0
Receive	6-Month CLP-CHILIBOR	1.785	Semi-Annual	02/17/2026		1,952,000	0	170	170	5	0
Receive	6-Month CLP-CHILIBOR	1.790	Semi-Annual	02/17/2026		7,481,000	0	649	649	20	0
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	02/25/2026		521,000	0	18	18	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month CLP-CHILIBOR	2.305	Semi-Annual	03/10/2026		3,676,500	0	206	206	10	0
Receive	6-Month CLP-CHILIBOR	2.325	Semi-Annual	03/10/2026		2,451,100	0	134	134	6	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		617,300	0	(54)	(54)	0	(2)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026		1,629,900	0	113	113	7	0
Receive	6-Month CLP-CHILIBOR	2.335	Semi-Annual	09/03/2026		2,933,200	0	202	202	11	0
Receive	6-Month CLP-CHILIBOR	2.300	Semi-Annual	09/05/2026		5,884,100	0	423	423	23	0
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027		5,000,000	0	(254)	(254)	0	(27)
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027		6,630,000	0	(345)	(345)	0	(35)
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027		11,074,300	0	(1,664)	(1,664)	0	(59)
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027		2,208,900	0	(327)	(327)	0	(12)
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027		9,763,700	0	1,060	1,060	57	0
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027		4,288,000	0	628	628	26	0
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027		4,159,900	0	603	603	25	0
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027		2,200,000	0	313	313	13	0
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027		2,827,000	0	398	398	17	0
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027		775,000	0	(97)	(97)	0	(5)
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027		4,170,000	0	(517)	(517)	0	(26)
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028		483,900	0	15	15	3	0
Receive	6-Month CLP-CHILIBOR	3.470	Semi-Annual	06/15/2028		10,350,000	0	348	348	74	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	693	693	83	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	(119)	(119)	0	(12)
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(472)	(472)	0	(17)
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(176)	(176)	0	(6)
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(832)	(832)	0	(34)
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	(383)	(383)	0	(22)
Receive	6-Month CLP-CHILIBOR	2.548	Semi-Annual	01/07/2031		3,517,700	0	599	599	35	0
Pay	6-Month CLP-CHILIBOR	2.770	Semi-Annual	02/12/2031		1,550,000	0	(231)	(231)	0	(15)
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023	CZK	692,200	0	(712)	(712)	0	(27)
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	1,702	1,299	41	0
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(1,547)	(1,547)	0	(40)
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	229	229	28	0
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	128	140	8	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		5,800	0	11	11	0	0
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(73)	(73)	0	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		46,200	(21)	(5)	(26)	0	0
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	122	122	0	0
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	17	17	0	(4)
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	(302)	(302)	0	(21)
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	298	298	8	0
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		73,800	64	275	339	8	0
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	735	735	20	0
Pay	6-Month HUF-BBR	0.950	Annual	03/02/2022	HUF	7,700,000	104	(147)	(43)	0	(2)
Pay	6-Month HUF-BBR	0.840	Annual	08/18/2022		8,293,800	(1)	(113)	(114)	14	0
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023		2,993,000	0	(143)	(143)	8	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	(186)	(351)	18	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		7,961,000	0	816	816	0	(27)
Receive	6-Month HUF-BBR	0.710	Annual	03/31/2025		2,281,500	0	441	441	0	(8)
Receive	6-Month HUF-BBR	1.100	Annual	04/03/2025		1,176,900	0	169	169	0	(4)
Receive	6-Month HUF-BBR	1.155	Annual	04/03/2025		1,682,600	0	230	230	0	(6)
Receive	6-Month HUF-BBR	0.825	Annual	08/06/2025		3,700,000	0	686	686	0	(13)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(539)	(549)	15	0
Pay	6-Month HUF-BBR	1.770	Annual	02/24/2026		3,434,000	0	(288)	(288)	8	0
Pay	6-Month PLN-WIBOR	1.833	Annual	02/05/2022	PLN	100,300	0	414	414	7	0
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	(42)	(50)	0	(9)
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	(14)	(27)	0	(4)
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	(513)	(513)	0	(77)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		33,900	29	272	301	60	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	333	584	282	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	372	372	0	(124)
Receive	6-Month PLN-WIBOR	0.481	Annual	08/06/2025		47,600	0	368	368	0	(98)
Pay	6-Month PLN-WIBOR	0.565	Annual	08/14/2025		70,600	0	(476)	(476)	147	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		18,900	0	16	16	45	0
Pay	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		7,700	22	(16)	6	19	0
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		58,100	10	22	32	0	(205)
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030		80,400	0	(378)	(378)	291	0
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030		8,700	0	(98)	(98)	32	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		28,400	0	272	272	0	(108)
Receive(5)	6-Month SGD-SOR	1.750	Semi-Annual	09/15/2031	SGD	15,600	(185)	(28)	(213)	0	(8)
Pay	28-Day MXN-TIIE	6.740	Lunar	01/09/2021	MXN	105,200	0	(46)	(46)	0	(1)
Pay	28-Day MXN-TIIE	6.575	Lunar	02/14/2021		105,200	0	42	42	1	0
Receive	28-Day MXN-TIIE	6.765	Lunar	09/23/2021		454,700	0	(114)	(114)	0	(2)
Receive	28-Day MXN-TIIE	6.650	Lunar	09/25/2021		943,200	0	(222)	(222)	0	(4)
Pay	28-Day MXN-TIIE	7.880	Lunar	01/02/2022		226,200	127	224	351	10	0
Receive	28-Day MXN-TIIE	6.658	Lunar	01/09/2022		101,100	0	(62)	(62)	0	(2)
Pay	28-Day MXN-TIIE	6.457	Lunar	02/19/2022		85,000	0	45	45	2	0
Pay(5)	28-Day MXN-TIIE	4.515	Lunar	08/18/2022		142,000	0	(89)	(89)	3	0
Pay(5)	28-Day MXN-TIIE	4.700	Lunar	08/26/2022		168,800	0	(94)	(94)	4	0
Receive	28-Day MXN-TIIE	4.535	Lunar	11/17/2022		2,838,800	2,488	(60)	2,428	0	(100)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/21/2022		620,100	75	889	964	27	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/21/2022		521,600	0	820	820	22	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/22/2022		76,500	0	121	121	3	0
Pay	28-Day MXN-TIIE	7.920	Lunar	01/05/2023		353,900	206	541	747	24	0
Pay(5)	28-Day MXN-TIIE	4.350	Lunar	02/16/2023		963,300	0	(964)	(964)	32	0
Pay	28-Day MXN-TIIE	4.245	Lunar	02/17/2023		188,100	0	(250)	(250)	8	0
Pay(5)	28-Day MXN-TIIE	4.290	Lunar	02/17/2023		229,100	0	(236)	(236)	8	0
Pay(5)	28-Day MXN-TIIE	4.300	Lunar	02/17/2023		1,247,600	0	(1,279)	(1,279)	42	0
Pay	28-Day MXN-TIIE	4.335	Lunar	02/23/2023		405,000	0	(516)	(516)	18	0
Pay	28-Day MXN-TIIE	4.560	Lunar	03/01/2023		23,900	0	(27)	(27)	1	0
Pay	28-Day MXN-TIIE	4.565	Lunar	03/01/2023		23,900	0	(26)	(26)	1	0
Pay	28-Day MXN-TIIE	4.470	Lunar	03/01/2023		23,900	0	(28)	(28)	1	0
Pay	28-Day MXN-TIIE	4.550	Lunar	03/01/2023		165,200	0	(184)	(184)	8	0
Pay	28-Day MXN-TIIE	4.520	Lunar	03/01/2023		47,800	0	(54)	(54)	2	0
Pay	28-Day MXN-TIIE	7.650	Lunar	03/02/2023		1,161,000	0	1,675	1,675	58	0
Pay	28-Day MXN-TIIE	5.000	Lunar	03/06/2023		407,600	(2,283)	1,986	(297)	19	0
Pay	28-Day MXN-TIIE	5.500	Lunar	03/06/2023		434,400	(1,869)	1,730	(139)	20	0
Pay	28-Day MXN-TIIE	7.150	Lunar	03/20/2023		1,033,400	0	1,105	1,105	54	0
Receive	28-Day MXN-TIIE	4.900	Lunar	03/24/2023		168,500	0	147	147	0	(8)
Receive	28-Day MXN-TIIE	6.360	Lunar	03/25/2023		564,000	(649)	436	(213)	0	(29)
Receive	28-Day MXN-TIIE	7.730	Lunar	03/28/2023		8,600	0	(13)	(13)	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/29/2023		3,789,000	0	(5,822)	(5,822)	0	(201)
Pay	28-Day MXN-TIIE	5.860	Lunar	04/01/2023		538,600	0	(39)	(39)	27	0
Receive	28-Day MXN-TIIE	4.920	Lunar	04/12/2023		1,829,200	(8)	1,645	1,637	0	(93)
Receive	28-Day MXN-TIIE	7.910	Lunar	04/25/2023		339,200	0	(691)	(691)	0	(23)
Receive	28-Day MXN-TIIE	5.070	Lunar	05/05/2023		730,000	0	610	610	0	(38)
Receive	28-Day MXN-TIIE	4.970	Lunar	05/11/2023		129,200	0	118	118	0	(7)
Pay	28-Day MXN-TIIE	5.260	Lunar	05/19/2023		650,000	0	(434)	(434)	35	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/21/2023		968,800	0	3,006	3,006	66	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/22/2023		1,798,700	0	5,705	5,705	123	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/29/2023		1,578,600	0	5,267	5,267	109	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/14/2024		700,000	0	(1,922)	(1,922)	0	(48)
Pay	28-Day MXN-TIIE	4.590	Lunar	02/23/2024		104,800	0	(213)	(213)	6	0
Receive	28-Day MXN-TIIE	4.570	Lunar	02/24/2024		1,345,800	0	2,776	2,776	0	(82)
Receive	28-Day MXN-TIIE	4.540	Lunar	02/24/2024		151,900	0	319	319	0	(9)
Receive	28-Day MXN-TIIE	8.035	Lunar	02/28/2024		538,100	(2,575)	1,323	(1,252)	0	(37)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/30/2024		131,100	0	(106)	(106)	8	0
Receive	28-Day MXN-TIIE	7.865	Lunar	05/20/2024		784,500	(72)	(1,669)	(1,741)	0	(55)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/29/2024		230,000	0	(448)	(448)	0	(16)
Pay	28-Day MXN-TIIE	4.870	Lunar	06/22/2024		1,179,700	0	(2,315)	(2,315)	77	0
Pay	28-Day MXN-TIIE	4.715	Lunar	06/29/2024		57,000	0	(126)	(126)	4	0
Pay	28-Day MXN-TIIE	4.695	Lunar	06/30/2024		286,500	0	(642)	(642)	19	0
Pay	28-Day MXN-TIIE	4.610	Lunar	07/02/2024		360,100	0	(846)	(846)	24	0
Receive	28-Day MXN-TIIE	7.180	Lunar	07/04/2024		1,091,200	0	(1,459)	(1,459)	0	(78)
Pay	28-Day MXN-TIIE	6.513	Lunar	10/03/2024		387,000	0	122	122	31	0
Receive	28-Day MXN-TIIE	4.870	Lunar	11/17/2024		104,900	0	244	244	0	(9)
Pay	28-Day MXN-TIIE	6.620	Lunar	01/09/2025		329,600	3	128	131	31	0
Pay	28-Day MXN-TIIE	6.600	Lunar	01/20/2025		186,200	0	76	76	18	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/22/2025		591,700	(242)	(31)	(273)	0	(57)
Receive	28-Day MXN-TIIE	4.850	Lunar	02/24/2025		173,800	0	449	449	0	(17)
Receive	28-Day MXN-TIIE	4.840	Lunar	02/24/2025		128,000	0	333	333	0	(12)
Pay	28-Day MXN-TIIE	6.510	Lunar	03/02/2025		371,900	0	74	74	38	0
Pay	28-Day MXN-TIIE	6.415	Lunar	03/03/2025		34,200	0	1	1	3	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	28-Day MXN-TIIE	6.855	Lunar	03/26/2025	966,000	0	(760)	(760)	0	(101)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/10/2025	371,000	0	353	353	0	(40)
Pay	28-Day MXN-TIIE	5.080	Lunar	06/22/2025	121,900	0	(299)	(299)	13	0
Receive	28-Day MXN-TIIE	4.830	Lunar	07/28/2025	430,400	(2)	1,297	1,295	0	(46)
Receive	28-Day MXN-TIIE	4.835	Lunar	07/30/2025	49,400	0	147	147	0	(5)
Pay	28-Day MXN-TIIE	4.970	Lunar	08/14/2025	141,000	0	(391)	(391)	15	0
Pay	28-Day MXN-TIIE	4.917	Lunar	08/17/2025	115,500	(5)	(328)	(333)	12	0
Pay	28-Day MXN-TIIE	4.980	Lunar	08/18/2025	113,600	0	(315)	(315)	12	0
Receive	28-Day MXN-TIIE	5.120	Lunar	10/05/2025	164,500	0	429	429	0	(18)
Receive	28-Day MXN-TIIE	4.770	Lunar	01/12/2026	124,300	0	442	442	0	(12)
Pay	28-Day MXN-TIIE	4.730	Lunar	02/12/2026	78,600	1	(291)	(290)	6	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/12/2026	94,300	0	(351)	(351)	9	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/17/2026	282,700	0	920	920	0	(27)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/18/2026	74,200	0	242	242	0	(7)
Receive	28-Day MXN-TIIE	4.943	Lunar	02/18/2026	47,400	0	155	155	0	(5)
Receive	28-Day MXN-TIIE	6.210	Lunar	03/25/2026	79,800	0	56	56	0	(8)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/12/2026	1,580,300	0	(2,480)	(2,480)	152	0
Pay	28-Day MXN-TIIE	6.070	Lunar	05/05/2026	315,000	0	(340)	(340)	30	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/11/2026	111,700	0	(150)	(150)	11	0
Receive	28-Day MXN-TIIE	6.670	Lunar	06/25/2026	136,400	0	(25)	(25)	0	(13)
Receive	28-Day MXN-TIIE	6.720	Lunar	06/25/2026	133,600	0	(40)	(40)	0	(13)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/28/2028	4,000	0	14	14	1	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/29/2028	2,253,100	0	7,721	7,721	294	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/21/2028	400,200	(135)	(2,721)	(2,856)	0	(56)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/22/2028	1,018,400	0	(7,119)	(7,119)	0	(144)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/29/2028	1,103,300	0	(8,441)	(8,441)	0	(157)
Receive	28-Day MXN-TIIE	6.830	Lunar	01/09/2029	25,600	0	6	6	0	(3)
Pay	28-Day MXN-TIIE	8.493	Lunar	01/30/2029	196,950	0	1,011	1,011	27	0
Pay	28-Day MXN-TIIE	8.483	Lunar	01/30/2029	415,000	0	2,117	2,117	57	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/16/2029	542,200	7	(2,195)	(2,188)	0	(73)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/20/2029	181,800	0	745	745	25	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/17/2029	595,300	1,032	541	1,573	78	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/15/2029	215,800	0	30	30	0	(27)
Pay	28-Day MXN-TIIE	5.540	Lunar	01/12/2030	70,700	0	(365)	(365)	7	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/31/2030	257,800	0	239	239	0	(31)
Pay	28-Day MXN-TIIE	7.220	Lunar	03/12/2030	117,600	0	134	134	14	0
Pay	28-Day MXN-TIIE	7.210	Lunar	03/12/2030	120,300	0	133	133	15	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/20/2030	387,800	0	(1,131)	(1,131)	0	(49)
Receive	28-Day MXN-TIIE	6.288	Lunar	05/07/2030	324,500	(119)	803	684	0	(37)
Receive	28-Day MXN-TIIE	6.040	Lunar	05/14/2030	61,800	0	185	185	0	(7)
Receive	28-Day MXN-TIIE	6.060	Lunar	05/28/2030	32,300	0	96	96	0	(4)
Receive	28-Day MXN-TIIE	5.940	Lunar	06/04/2030	54,300	0	182	182	0	(6)
Receive	28-Day MXN-TIIE	6.095	Lunar	06/10/2030	30,800	0	87	87	0	(3)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/17/2030	176,800	0	629	629	0	(20)
Pay	28-Day MXN-TIIE	5.885	Lunar	06/19/2030	279,600	0	(1,004)	(1,004)	31	0
Pay	28-Day MXN-TIIE	5.870	Lunar	06/24/2030	116,000	0	(425)	(425)	13	0
Pay	28-Day MXN-TIIE	5.865	Lunar	06/25/2030	251,300	0	(925)	(925)	28	0
Receive	28-Day MXN-TIIE	5.610	Lunar	07/15/2030	265,500	(1)	1,219	1,219	0	(29)
Receive	28-Day MXN-TIIE	5.590	Lunar	07/15/2030	95,900	0	446	446	0	(10)
Pay	28-Day MXN-TIIE	5.445	Lunar	12/17/2030	21,300	0	(116)	(116)	2	0
Pay	28-Day MXN-TIIE	5.450	Lunar	12/17/2030	18,900	0	(102)	(102)	2	0
Pay	28-Day MXN-TIIE	5.520	Lunar	02/08/2031	211,600	(458)	(660)	(1,118)	22	0
Pay	28-Day MXN-TIIE	6.040	Lunar	02/24/2031	497,500	5	(1,688)	(1,683)	53	0
Pay	28-Day MXN-TIIE	5.990	Lunar	02/24/2031	138,300	0	(493)	(493)	14	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/24/2031	58,300	0	(210)	(210)	6	0
Receive	28-Day MXN-TIIE	6.630	Lunar	04/12/2031	457,400	(16)	583	567	0	(50)
Receive	28-Day MXN-TIIE	6.550	Lunar	04/16/2031	73,000	0	113	113	0	(8)
Receive	28-Day MXN-TIIE	6.755	Lunar	05/11/2031	32,700	0	26	26	0	(4)
Pay	28-Day MXN-TIIE	6.678	Lunar	06/10/2031	175,700	0	(198)	(198)	19	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/25/2032	525,400	360	2,309	2,669	64	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/29/2038	26,800	0	(99)	(99)	0	(4)
Receive	28-Day MXN-TIIE	7.065	Lunar	01/20/2039	95,600	0	195	195	0	(14)
Pay	28-Day MXN-TIIE	7.890	Lunar	06/21/2039	434,200	0	1,044	1,044	64	0
Pay	28-Day MXN-TIIE	7.675	Lunar	07/04/2039	421,800	0	561	561	61	0
Pay	28-Day MXN-TIIE	7.625	Lunar	08/06/2039	124,000	0	128	128	18	0
Pay	28-Day MXN-TIIE	7.640	Lunar	08/07/2039	106,600	0	118	118	16	0
Pay	28-Day MXN-TIIE	7.127	Lunar	09/04/2039	132,900	0	(217)	(217)	19	0
Receive	28-Day MXN-TIIE	7.210	Lunar	11/22/2039	40,000	0	49	49	0	(17)
Receive	28-Day MXN-TIIE	7.253	Lunar	11/22/2039	80,000	0	79	79	0	(17)
Receive	28-Day MXN-TIIE	7.180	Lunar	11/25/2039	94,900	0	132	132	0	(13)
Receive	28-Day MXN-TIIE	7.200	Lunar	11/25/2039	82,300	0	106	106	0	(12)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/13/2040	69,200	0	202	202	10	0
Pay	28-Day MXN-TIIE	8.300	Lunar	03/13/2040	286,700	0	1,318	1,318	44	0
Receive	28-Day MXN-TIIE	6.623	Lunar	06/11/2040	66,500	0	301	301	0	(9)
Receive	28-Day MXN-TIIE	6.435	Lunar	06/12/2040	14,500	0	80	80	0	(2)
Receive	28-Day MXN-TIIE	6.463	Lunar	06/12/2040	79,400	0	429	429	0	(11)
Receive	28-Day MXN-TIIE	6.500	Lunar	06/19/2040	181,500	0	948	948	0	(25)
Receive	28-Day MXN-TIIE	6.480	Lunar	06/22/2040	406,000	0	2,169	2,169	0	(57)
Receive	28-Day MXN-TIIE	6.545	Lunar	06/24/2040	74,600	0	373	373	0	(10)
Receive	28-Day MXN-TIIE	6.540	Lunar	06/25/2040	164,600	0	828	828	0	(23)
Receive	28-Day MXN-TIIE	6.430	Lunar	06/29/2040	17,000	0	96	96	0	(2)
Receive	28-Day MXN-TIIE	6.380	Lunar	06/30/2040	85,800	0	508	508	0	(12)
Receive	28-Day MXN-TIIE	6.260	Lunar	07/02/2040	101,100	0	657	657	0	(14)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	28-Day MXN-TIIE	6.465	Lunar	10/21/2040	64,000	0	355	355	0	(9)

$(5,397)	$20,255	$14,858	$5,986	$(6,021)

Total Swap Agreements	$(5,478)	$20,362	$14,884	$5,986	$(6,022)

Cash of $14,560 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	09/2021	PHP	244,418	$5,024	$46	$0
BOA	07/2021	MXN	90,459	4,577	46	0
07/2021	RUB	161,416	2,213	13	0
07/2021	$8,105	MXN	160,984	0	(41)
07/2021	7,291	PEN	28,323	71	0
07/2021	2,209	RUB	160,078	0	(28)
07/2021	38,940	THB	1,219,527	0	(890)
08/2021	EUR	16,853	$20,542	540	0
08/2021	UAH	12,255	442	0	(2)
08/2021	$7,118	CAD	8,588	0	(190)
08/2021	16,353	CZK	340,558	0	(523)
08/2021	5,598	HUF	1,679,450	65	0
08/2021	988	RUB	74,327	20	0
09/2021	CNY	8,908	$1,385	15	0
09/2021	MYR	99,395	23,814	0	(66)
09/2021	PHP	125,759	2,581	20	0
09/2021	$564	MYR	2,332	0	(3)
09/2021	10,742	PLN	39,850	0	(288)
09/2021	2,703	RUB	197,204	0	(39)
10/2021	9,611	THB	308,994	26	0
11/2021	8,331	RON	34,049	0	(186)
01/2022	THB	309,402	$9,611	0	(36)
02/2022	$13,965	ZAR	212,948	507	0
02/2022	ZAR	87,338	$5,710	38	(259)
BPS	07/2021	BRL	10,946	2,188	0	(13)
07/2021	THB	171,716	5,517	159	0
07/2021	TRY	61,636	6,966	0	(10)
07/2021	$2,189	BRL	10,946	11	0
07/2021	7,937	MXN	157,427	0	(51)
07/2021	5,660	RUB	422,226	94	0
08/2021	COP	21,942,505	$5,911	75	0
08/2021	HUF	3,506,824	11,943	148	(31)
08/2021	MXN	494,339	23,178	0	(1,518)
08/2021	$7,090	AUD	9,081	0	(279)
08/2021	15,142	HUF	4,312,458	0	(600)
09/2021	IDR	21,180,810	$1,445	4	0
09/2021	KRW	3,966,926	3,502	0	(8)
09/2021	THB	73,968	2,309	2	0
09/2021	$2,886	IDR	42,309,465	0	(7)
09/2021	27,958	MYR	116,189	0	(42)
09/2021	15,920	PLN	60,430	0	(68)
09/2021	11,311	THB	354,967	0	(239)
09/2021	49,772	ZAR	717,765	21	0
09/2021	ZAR	21,911	$1,537	17	0
11/2021	ILS	11,097	3,387	0	(23)
11/2021	$40,407	MXN	815,681	0	(165)
02/2022	1,910	VND	44,025,500	0	(9)
06/2022	1,261	MXN	25,971	0	(21)
BRC	08/2021	14,507	EUR	12,164	0	(70)
08/2021	343	HUF	100,866	0	(3)
09/2021	MYR	113,300	$27,330	104	0
09/2021	$22,776	MYR	94,972	49	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021		11,212	PLN	42,661	0	(21)
BSH	07/2021	BRL	290,300		$58,034	0	(331)
	07/2021		$55,028	BRL	290,300	3,338	0
	07/2021		842	PEN	3,210	0	(8)
	09/2021		1,087	CLP	800,000	0	0
	09/2021		737	UYU	33,499	24	0
	01/2022	BRL	205,100		$38,447	0	(1,721)
CBK	07/2021		324,430		64,439	29	(818)
	07/2021	MXN	215,051		10,759	84	(97)
	07/2021	PEN	123,341		31,971	143	(249)
	07/2021	THB	397,821		12,764	351	0
	07/2021		$64,858	BRL	324,430	370	0
	07/2021		2,842	MXN	56,944	10	0
	07/2021		837	PEN	3,199	0	(6)
	07/2021		88	RUB	6,810	5	0
	07/2021		8,573	THB	268,188	0	(205)
	08/2021	COP	79,386,266		$21,321	207	0
	08/2021	PEN	40,729		11,022	411	0
	08/2021		$61,396	BRL	309,530	655	(30)
	08/2021		316	COP	1,200,000	3	0
	08/2021		55,306	HUF	16,630,938	776	0
	08/2021		90,325	MXN	1,895,756	4,381	0
	08/2021		1,613	PEN	6,409	56	0
	08/2021		764	RUB	57,452	15	0
	08/2021		8,036	THB	250,935	0	(208)
	08/2021		4,768	UYU	210,289	28	(6)
	09/2021	IDR	65,105,800		$4,435	4	0
	09/2021	INR	7,143		95	0	0
	09/2021	PEN	5,900		1,602	65	0
	09/2021	PHP	195		4	0	0
	09/2021		$1,604	CLP	1,151,136	0	(39)
	09/2021		1,849	MXN	38,140	50	0
	09/2021		219	THB	6,997	0	(1)
	09/2021		2,915	UYU	128,908	9	0
	09/2021	ZAR	235,402		$17,116	788	0
	10/2021	PEN	36,417		9,633	157	(10)
	10/2021		$1,152	KES	126,914	2	0
	11/2021		7,352	MXN	150,006	39	0
	12/2021	PEN	4,505		$1,205	33	0
	01/2022		$2,616	PEN	9,539	0	(134)
	01/2022		9,611	THB	309,955	54	0
	02/2022		8,245	ZAR	116,006	41	(408)
	02/2022	ZAR	125,747		$7,865	0	(674)
	03/2022	THB	256,106		8,157	174	0
	04/2022		310,205		9,611	0	(59)
	06/2022	ILS	73,196		22,556	0	(23)
	06/2022		$1,841	VND	42,311,703	0	(22)
DUB	08/2021	COP	8,852,788		$2,358	3	0
	09/2021	MYR	44,403		10,620	0	(48)
	09/2021		$485	MYR	2,009	0	(2)
	09/2021		2,721	RUB	198,184	0	(41)
GLM	07/2021	BRL	159,192		$28,463	0	(3,543)
	07/2021	DOP	425,401		7,322	0	(121)
	07/2021	RUB	457,802		6,279	39	0
	07/2021		$30,894	BRL	159,192	1,117	(5)
	07/2021		4,033	DOP	230,566	3	0
	07/2021		14,178	MXN	282,569	12	(36)
	07/2021		30,094	PEN	119,590	1,014	(5)
	07/2021		177	RUB	13,652	9	0
	08/2021	BRL	19,365		$3,853	0	(27)
	08/2021	COP	15,564,299		4,234	95	0
	08/2021	DOP	141,471		2,394	0	(77)
	08/2021	PEN	116,932		29,426	0	(1,044)
	08/2021		$35,097	COP	133,726,073	469	0
	08/2021		4,479	HUF	1,279,751	0	(163)
	08/2021		4,376	RUB	321,589	18	(30)
	09/2021	DOP	707,532		$12,202	1	(92)
	09/2021	MYR	18,468		4,459	21	0
	09/2021	PHP	452,523		9,294	78	0
	09/2021	PLN	738		199	6	0
	09/2021	RUB	486,881		6,676	91	0
	09/2021	THB	109,655		3,512	92	0
	09/2021		$6,301	DOP	363,139	9	0
	09/2021		214	HKD	1,660	0	0
	09/2021		2,446	KZT	1,061,564	6	0
	09/2021		15,509	MYR	64,614	18	0
	09/2021		21,298	PLN	80,825	0	(96)
	09/2021		3,439	RUB	252,036	0	(34)
	09/2021		160	THB	5,064	0	(2)
	09/2021		502	TWD	13,755	0	(6)
	09/2021		10,449	ZAR	150,014	0	(44)
	09/2021	ZAR	198,513		$14,403	632	0
	10/2021	BRL	83,000		14,992	0	(1,505)
	10/2021	DOP	405,799		7,023	12	(9)
	11/2021		$1,363	KZT	603,305	9	0
	11/2021		8,601	PEN	32,240	0	(205)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	12/2021	BRL	8,948		$1,724	0	(34)
	12/2021	SGD	435		323	0	0
	02/2022		$6,917	BRL	38,251	516	0
	02/2022		11,840	ZAR	177,294	200	0
	02/2022	ZAR	317,521		$20,409	41	(1,209)
	03/2022	THB	96,124		3,002	5	0
HUS	07/2021	GBP	163		231	6	0
	07/2021		$2,114	MXN	42,843	32	0
	07/2021		1,038	TRY	9,185	2	0
	08/2021	COP	8,854,394		$2,357	2	0
	08/2021	EUR	13,891		16,972	485	0
	08/2021		$1,117	PEN	4,271	0	(5)
	08/2021		1,722	RUB	129,647	38	0
	09/2021	CNH	229,288		$35,678	405	0
	09/2021	MYR	37,192		8,932	0	(4)
	09/2021	THB	154,190		4,833	31	(8)
	09/2021		$3,220	KRW	3,586,848	0	(46)
	09/2021		3,820	MYR	15,831	0	(16)
	09/2021		567	PEN	2,094	0	(21)
	09/2021		28,059	PLN	106,230	95	(288)
	09/2021		1,418	RUB	103,832	0	(15)
	09/2021		6,228	THB	197,151	0	(78)
	10/2021		5,087	PEN	19,149	0	(98)
	11/2021	ILS	11,378		$3,507	11	0
	12/2021	PEN	30,123		8,121	279	0
	01/2022	BRL	5,682		989	0	(124)
	03/2022	THB	71,801		2,242	4	0
IND	09/2021	MYR	16,081		3,873	12	(4)
	09/2021		$1,182	CLP	853,141	0	(22)
	09/2021		590	THB	18,590	0	(10)
	02/2022	ZAR	45,659		$2,957	0	(146)
	06/2022	TWD	93,587		3,517	62	0
	06/2024		$3,517	TWD	90,489	0	(42)
JPM	07/2021	BRL	237,900		$42,046	0	(5,785)
	07/2021	MXN	249,529		12,287	0	(212)
	07/2021		$46,964	BRL	237,900	866	0
	07/2021		684	ILS	2,222	0	(2)
	07/2021		10,989	TRY	97,149	17	(1)
	08/2021	BRL	17,526		$3,486	0	(26)
	08/2021	CAD	5,326		4,333	36	0
	08/2021	COP	5,826,720		1,592	42	0
	08/2021	UAH	49,989		1,797	0	(13)
	08/2021		$13,104	CZK	273,122	0	(409)
	08/2021		11,483	EGP	184,235	92	0
	09/2021	INR	209,510		$2,796	3	0
	09/2021	TWD	96,424		3,496	21	0
	09/2021		$4,076	KZT	1,778,155	32	0
	09/2021		3,955	RUB	288,379	0	(55)
	09/2021		984	ZAR	14,285	7	0
	10/2021	BRL	158,400		$28,026	0	(3,457)
	10/2021	KES	43,252		365	0	(28)
	10/2021		$1,155	KES	127,388	1	0
	12/2021	PHP	463,481		$9,601	216	0
	12/2021	SGD	14,693		10,926	3	0
	02/2022		$10,192	ZAR	151,008	71	0
	02/2022	ZAR	1,988		$130	0	(5)
	04/2022	TRY	113,707		11,585	331	0
	04/2022	UAH	26,302		846	0	(40)
MYI	07/2021	BRL	37,717		7,572	0	(11)
	07/2021	ILS	471		145	1	0
	07/2021	JPY	1,400		13	0	0
	07/2021		$7,451	BRL	37,717	132	0
	07/2021		537	ILS	1,753	1	0
	07/2021		4,258	PEN	16,266	0	(30)
	07/2021		472	RUB	36,172	21	0
	08/2021	EGP	49,695		$3,099	0	(23)
	08/2021	EUR	12,686		15,470	413	0
	08/2021		$7,549	BRL	37,717	9	0
	08/2021		7,283	CZK	152,205	0	(208)
	08/2021		738	EUR	620	0	(2)
	09/2021	HUF	450,850		1,270	0	(11)
	09/2021	PLN	31,467		$8,287	36	(4)
	09/2021		$5,144	CLP	3,695,214	0	(121)
	09/2021		3,516	KZT	1,530,252	19	0
	09/2021		1,760	MYR	7,264	0	(14)
	09/2021		1,941	PLN	7,305	0	(25)
	09/2021		6,340	ZAR	90,876	0	(36)
	10/2021	BRL	64,000		$11,413	0	(1,307)
	10/2021		$516	TRY	5,155	42	0
	11/2021		1,969	KZT	868,821	8	0
	12/2021		1,724	BRL	8,944	34	0
	06/2022	MXN	91,722		$4,459	79	0
RYL	09/2021	KZT	3,412,800		7,693	0	(191)
	09/2021	MYR	13,436		3,236	8	0
	09/2021		$1,071	KZT	465,885	5	0
	11/2021		672		297,192	4	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

02/2022	ZAR	14,626	$950	0	(44)
SCX	07/2021	PEN	18,923	4,754	0	(165)
07/2021	RSD	613,638	EUR	5,211	0	(8)
07/2021	$254	PEN	990	3	0
07/2021	2,126	RUB	154,054	0	(27)
08/2021	AUD	9,472	$7,185	80	0
08/2021	$4,046	CZK	84,272	0	(129)
08/2021	1,513	PEN	5,780	0	(8)
09/2021	IDR	114,606,305	$7,799	0	0
09/2021	MYR	32,410	7,780	0	(6)
09/2021	$12,106	IDR	174,355,740	0	(240)
09/2021	7,004	MYR	29,021	1	(33)
09/2021	4,758	PEN	18,923	173	0
10/2021	KES	211,048	$1,781	0	(136)
12/2021	$4,157	INR	312,199	0	(42)
03/2022	THB	106,569	$3,357	35	0
SOG	07/2021	$100	RUB	7,779	6	0
08/2021	955	72,048	22	0
SSB	07/2021	BRL	244,436	$47,920	0	(1,225)
07/2021	$52,909	BRL	282,394	3,868	0
09/2021	MYR	206,242	$49,644	84	0
09/2021	$13,283	MYR	55,537	62	0
TOR	02/2022	ZAR	3,162	$207	0	(8)
UAG	07/2021	BRL	33,660	6,729	0	(38)
07/2021	ILS	5,276	1,624	6	0
07/2021	$6,712	BRL	33,660	72	(17)
07/2021	395	MXN	7,889	1	0
07/2021	2,291	RUB	168,719	32	(23)
08/2021	AUD	9,129	$6,997	149	0
08/2021	CAD	3,316	2,692	17	0
08/2021	$10,264	CZK	220,797	0	(1)
09/2021	1,398	RUB	102,581	0	(13)
09/2021	ZAR	225,247	$15,907	284	0
10/2021	TRY	5,155	522	0	(36)
06/2022	$3,198	MXN	65,786	0	(57)
01/2023	3,023	TWD	78,505	0	(83)

Total Forward Foreign Currency Contracts	$27,818	$(34,442)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$60
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	118
GLM	Put - OTC USD versus BRL	BRL	5.000	12/10/2021	11,484	290	374
Call - OTC USD versus BRL	5.800	02/15/2022	16,081	810	284
Put - OTC USD versus RUB	RUB	71.800	09/10/2021	29,724	428	232
JPM	Put - OTC USD versus CNH	CNH	6.250	02/18/2022	33,027	34	14
MYI	Put - OTC EUR versus HUF	HUF	350.000	09/21/2021	12,229	88	119
Put - OTC USD versus BRL	BRL	5.400	07/22/2021	13,813	354	1,157
Call - OTC USD versus MXN	MXN	20.500	07/27/2021	27,600	140	128
Put - OTC USD versus MXN	19.700	06/10/2022	29,724	641	435

Total Purchased Options	$2,965	$2,921

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	1,542	$(25)	$(15)
GLM	Put - OTC USD versus BRL	BRL	4.825	12/10/2021	11,484	(155)	(207)
Put - OTC USD versus BRL	5.000	02/15/2022	16,081	(412)	(564)
Call - OTC USD versus BRL	6.300	02/15/2022	16,081	(467)	(138)
Put - OTC USD versus RUB	RUB	70.000	09/10/2021	29,724	(171)	(74)
JPM	Call - OTC USD versus INR	INR	80.000	01/27/2022	643	(9)	(4)
MYI	Put - OTC EUR versus HUF	HUF	343.000	09/21/2021	24,458	(54)	(77)
Put - OTC USD versus BRL	BRL	5.300	07/22/2021	27,626	(495)	(1,789)
Put - OTC USD versus MXN	MXN	19.100	06/10/2022	29,724	(357)	(230)
UAG	Call - OTC USD versus INR	INR	81.000	05/02/2022	1,480	(22)	(15)
Call - OTC USD versus TRY	TRY	12.000	10/27/2021	3,700	(167)	(28)

Total Written Options	$(2,334)	$(3,141)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2024	1.200%	$11,300	$(18)	$92	$74	$0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2025	1.338	8,000	407	(304)	103	0

$389	$(212)	$177	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Eskom Holdings SOC Ltd.	1.000%	Quarterly	12/20/2021	2.343%	$3,700	$(80)	$58	$0	$(22)
Nigeria Government International Bond	5.000	Quarterly	12/20/2021	0.827	3,000	161	(97)	64	0
CBK	Fibra Uno Trust «	1.000	Quarterly	06/20/2022	(1.011)	800	(6)	(2)	0	(8)
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	1.556	3,200	110	2	112	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.309	10,000	(853)	841	0	(12)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	1,400	(7)	19	12	0
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.186	6,900	(28)	85	57	0
MYC	Eskom Holdings SOC Ltd.	1.000	Quarterly	06/20/2022	2.600	1,100	(21)	4	0	(17)

$(724)	$910	$245	$(59)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 3-Month TRY-LIBOR plus 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	04/16/2024	TRY	34,700	$6,006	$2	$(1,566)	$0	$(1,564)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.295%	Annual	09/08/2025	ILS	39,000	$0	$63	$63	$0
Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028	28,700	(2)	724	722	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	18,500	0	445	445	0
Receive	3-Month ILS-TELBOR	0.800	Annual	10/24/2028	130,200	0	41	41	0
Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030	19,500	0	(200)	0	(200)
Receive	3-Month KRW-KORIBOR	1.197	Quarterly	03/18/2025	KRW	64,449,000	0	734	734	0
Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	56,080	25	46	71	0
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	(128)	0	(128)
Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	01/11/2029	37,250,400	22	(354)	0	(332)
Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	35	35	0
Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026	1,400	0	1	1	0
Receive	3-Month KRW-KORIBOR	1.420	Quarterly	01/23/2022	KRW	167,322,800	0	(678)	0	(678)
Pay	3-Month KRW-KORIBOR	1.450	Quarterly	01/23/2025	67,610,200	0	(106)	0	(106)
Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	6,800	13	(4)	9	0
Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028	THB	31,500	0	78	78	0
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	95	95	0
Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024	39,500	0	(121)	0	(121)
Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	46,200	0	1,066	1,066	0
Receive	3-Month ILS-TELBOR	0.795	Annual	10/23/2028	43,000	0	51	51	0
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	647	647	0
Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029	3,550,000	0	241	241	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	555	555	0
Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024	146,100	0	(878)	0	(878)
Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024	64,700	0	(178)	0	(178)
Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	1,730	1	1	2	0
Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	12	12	0
Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	2,445,900	(38)	80	42	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025	THB	158,600	0	400	400	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	324	288	0
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	(8)	0	(8)
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025	THB	89,300	0	212	212	0
FBF	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	136	136	0
GLM	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	(88)	0	(91)
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	82	82	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	1,264	1,264	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	(390)	0	(390)
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	(65)	0	(65)
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	(162)	0	(162)
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	1,310	1,310	0
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(29)	0	(29)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	81	81	0
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	873	873	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	248	248	0
	Receive	3-Month ILS-TELBOR	0.720	Annual	08/21/2028		20,200	0	56	56	0
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	95	95	0
	Pay	3-Month KRW-KORIBOR	1.193	Quarterly	03/18/2022	KRW	147,137,000	0	300	300	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	148	148	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	533	533	0
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(70)	0	(70)
	Pay	6-Month CLP-CHILIBOR(2)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(243)	0	(243)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(120)	0	(120)
	Pay	6-Month THB-THBFIX	2.110	Semi-Annual	01/26/2022	THB	1,415,700	816	(23)	793	0
	Receive	6-Month THB-THBFIX	0.495	Semi-Annual	09/16/2022		1,206,000	0	(75)	0	(75)
	Pay	6-Month THB-THBFIX	0.868	Semi-Annual	03/18/2025		2,145,600	0	251	251	0
	Receive	6-Month THB-THBFIX	0.780	Semi-Annual	09/16/2025		87,500	0	7	7	0
	Pay	6-Month THB-THBFIX Reuters	1.148	Semi-Annual	03/17/2031		11,800	0	(10)	0	(10)
	Pay	6-Month THB-THBFIX Reuters	1.530	Semi-Annual	03/17/2031		15,300	0	4	4	0
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	828	828	0
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	432	432	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	480	481	0
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	(177)	0	(177)
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	438	438	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	10/22/2028		24,300	0	20	20	0
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	167	167	0
MYC	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	5,500	13	(6)	7	0
	Pay	6-Month THB-THBFIX	1.110	Semi-Annual	01/24/2022	THB	2,930,600	0	720	720	0
	Receive	6-Month THB-THBFIX	0.816	Semi-Annual	03/18/2022		2,214,300	0	(333)	0	(333)
	Receive	6-Month THB-THBFIX	0.715	Semi-Annual	09/16/2022		716,300	0	(119)	0	(119)
	Receive	6-Month THB-THBFIX	1.265	Semi-Annual	01/24/2025		1,196,500	0	(781)	0	(781)
	Receive	6-Month THB-THBFIX	0.963	Semi-Annual	09/16/2025		236,500	0	(41)	0	(41)
	Receive	6-Month THB-THBFIX	0.970	Semi-Annual	09/16/2030		147,800	0	179	179	0
	Pay	6-Month THB-THBFIX Reuters	1.130	Semi-Annual	06/16/2026		30,600	6	2	8	0
	Pay	6-Month THB-THBFIX Reuters	1.190	Semi-Annual	03/17/2031		81,000	0	(61)	0	(61)
SCX	Receive	6-Month THB-THBFIX	1.209	Semi-Annual	01/15/2025		811,500	0	(476)	0	(476)
	Pay	6-Month THB-THBFIX	0.918	Semi-Annual	09/16/2030		174,800	0	(238)	0	(238)
	Pay	6-Month THB-THBFIX Reuters	1.585	Semi-Annual	03/17/2031		106,000	0	45	45	0
	Receive	6-Month THB-THBFIX Reuters	1.822	Semi-Annual	03/17/2031		221,300	0	(249)	0	(249)

								$818	$8,139	$15,316	$(6,359)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.400%	Maturity	11/24/2021		$29	$0	$89	$89	$0
CBK	Pay	USD versus MXN 1-Year ATM Realized Volatility	15.100	Maturity	11/05/2021		24	0	91	91	0
	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.400	Maturity	05/03/2022		23	0	2	2	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.600	Maturity	11/05/2021		24	0	62	62	0
DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425	Maturity	11/05/2021		48	0	111	111	0
GLM	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.300	Maturity	11/05/2021		24	0	17	17	0
	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.825	Maturity	11/23/2021		29	0	42	42	0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.275	Maturity	01/12/2022		19	0	35	35	0
JPM	Receive	EUR versus USD 1-Year ATM Realized Volatility	6.550	Maturity	05/03/2022		19	0	(10)	0	(10)
	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021		58	0	135	135	0
	Pay	USD versus INR 1-Year ATM Realized Volatility	6.850	Maturity	10/22/2021		22	0	42	42	0
	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.700	Maturity	11/03/2021		24	0	99	99	0
	Pay	USD versus TWD 1-Year ATM Realized Volatility	5.300	Maturity	04/22/2022		23	0	(4)	0	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

MYI	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.500	Maturity	11/23/2021	29	0	113	113	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.000	Maturity	11/24/2021	29	0	61	61	0

							$0	$885	$899	$(14)

Total Swap Agreements							$485	$8,156	$16,637	$(7,996)

(l)

Securities with an aggregate market value of $15,125 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,860	$0	$3,860
Brazil
Corporate Bonds & Notes	0	27,489	1,889	29,378
Sovereign Issues	0	157,488	0	157,488
Cayman Islands
Asset-Backed Securities	0	14,605	2,119	16,724
Corporate Bonds & Notes	0	19,849	0	19,849
Chile
Corporate Bonds & Notes	0	884	0	884
Sovereign Issues	31,236	14,049	4,345	49,630
China
Sovereign Issues	0	176,822	0	176,822
Colombia
Corporate Bonds & Notes	0	6,145	0	6,145
Sovereign Issues	0	72,684	0	72,684
Czech Republic
Sovereign Issues	0	34,583	0	34,583
Dominican Republic
Sovereign Issues	0	23,708	0	23,708
Egypt
Sovereign Issues	0	16,433	0	16,433
France
Corporate Bonds & Notes	0	0	1,473	1,473
Germany
Corporate Bonds & Notes	0	0	46,669	46,669
Ghana
Sovereign Issues	0	9,959	0	9,959
Hungary
Sovereign Issues	0	50,876	0	50,876
India
Corporate Bonds & Notes	0	6,455	0	6,455
Indonesia
Sovereign Issues	0	6,977	0	6,977
Ireland
Asset-Backed Securities	0	944	0	944
Italy
Corporate Bonds & Notes	0	4,407	0	4,407
Ivory Coast
Loan Participations and Assignments	0	4,613	4,141	8,754
Jersey, Channel Islands
Asset-Backed Securities	0	0	968	968
Kazakhstan
Corporate Bonds & Notes	0	7,482	0	7,482
Luxembourg
Corporate Bonds & Notes	0	3,034	0	3,034
Malaysia
Sovereign Issues	0	137,951	0	137,951
Mexico
Sovereign Issues	0	37,369	0	37,369
Netherlands
Corporate Bonds & Notes	0	3,535	0	3,535
Loan Participations and Assignments	0	817	0	817
Nigeria
Loan Participations and Assignments	0	7,917	0	7,917
Sovereign Issues	0	3,107	0	3,107
Peru
Corporate Bonds & Notes	0	5,189	0	5,189
Sovereign Issues	0	52,976	0	52,976
Philippines
Sovereign Issues	0	11,152	0	11,152
Poland
Sovereign Issues	0	51,154	0	51,154
Qatar
Corporate Bonds & Notes	0	0	145	145
Romania
Sovereign Issues	0	35,326	0	35,326
Russia
Sovereign Issues	0	93,198	0	93,198
Serbia
Sovereign Issues	0	6,096	0	6,096
Singapore
Corporate Bonds & Notes	0	3,649	0	3,649
Sovereign Issues	0	10,894	0	10,894
South Africa
Corporate Bonds & Notes	0	18,700	0	18,700
Loan Participations and Assignments	0	22,472	6,550	29,022
Sovereign Issues	0	156,535	0	156,535
South Korea
Sovereign Issues	0	37	0	37
Spain
Sovereign Issues	0	1,018	0	1,018
Supranational
Corporate Bonds & Notes	0	2,015	0	2,015
Thailand

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Sovereign Issues	0	95,361	0	95,361
Turkey
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	20,295	0	20,295
Uganda
Sovereign Issues	0	5,946	0	5,946
Ukraine
Sovereign Issues	0	13,432	0	13,432
United Kingdom
Corporate Bonds & Notes	0	193	0	193
Non-Agency Mortgage-Backed Securities	0	282	0	282
United States
Asset-Backed Securities	0	18,569	0	18,569
Corporate Bonds & Notes	0	72,854	8,918	81,772
Non-Agency Mortgage-Backed Securities	0	28,793	0	28,793
U.S. Government Agencies	0	62	0	62
Short-Term Instruments
Israel Treasury Bills	0	22,452	0	22,452
Malaysia Treasury Bills	0	28,598	0	28,598
U.S. Treasury Bills	0	5,527	0	5,527
U.S. Treasury Cash Management Bills	0	15,124	0	15,124

$31,236	$1,652,145	$77,217	$1,760,598
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,129	$0	$0	$30,129

Total Investments	$61,365	$1,652,145	$77,217	$1,790,727

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,986	0	5,986
Over the counter	0	47,376	0	47,376

$0	$53,362	$0	$53,362
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6,022)	0	(6,022)
Over the counter	0	(45,571)	(8)	(45,579)

$0	$(51,593)	$(8)	$(51,601)

Total Financial Derivative Instruments	$0	$1,769	$(8)	$1,761

Totals	$61,365	$1,653,914	$77,209	$1,792,488

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$1,638	$0	$0	$(33)	$0	$284	$0	$0	$1,889	$284
Cayman Islands
Asset-Backed Securities	3,181	0	(1,058)	1	1	(6)	0	0	2,119	(3)
Chile
Sovereign Issues	0	4,932	(67)	(8)	(98)	(414)	0	0	4,345	(414)
France
Corporate Bonds & Notes	1,461	0	0	5	0	7	0	0	1,473	7
Germany
Corporate Bonds & Notes	45,876	0	0	(2)	0	795	0	0	46,669	795
Ivory Coast
Loan Participations and Assignments	8,616	0	0	0	0	138	0	(4,613)	4,141	77
Jersey, Channel Islands
Asset-Backed Securities	1,934	0	(969)	(5)	8	0	0	0	968	5
Nigeria
Loan Participations and Assignments	7,922	0	0	8	0	(13)	0	(7,917)	0	0
Qatar
Corporate Bonds & Notes	141	0	0	0	0	4	0	0	145	4

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

South Africa
Loan Participations and Assignments	29,903	21	(1,114)	43	0	169	0	(22,472)	6,550	128
United States
Corporate Bonds & Notes	0	9,067	0	0	0	(149)	0	0	8,918	(149)

	$100,672	$14,020	$(3,208)	$9	$(89)	$815	$0	$(35,002)	$77,217	$734
Financial Derivative Instruments – Liabilities
Over the counter	$0	$(5)	$0	$0	$0	$(3)	$0	$0	$(8)	$(2)

Totals	$100,672	$14,015	$(3,208)	$9	$(89)	$812	$0	$(35,002)	$77,209	$732

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$1,889	Other Valuation Techniques(3)			-			-	—
Cayman Islands
Asset-Backed Securities		2,119	Other Valuation Techniques(3)			-			-	—
Chile
Sovereign Issues		4,345	Indicative Market Quotation			Broker Quote			102.295	—
France
Corporate Bonds & Notes		1,473	Other Valuation Techniques(3)			-			-	—
Germany
Corporate Bonds & Notes		46,669	Other Valuation Techniques(3)			-			-	—
Ivory Coast
Loan Participations and Assignments		4,141	Proxy Pricing			Base Price			100.183	—
Jersey, Channel Islands
Asset-Backed Securities		968	Other Valuation Techniques(3)			-			-	—
Qatar
Corporate Bonds & Notes		145	Other Valuation Techniques(3)			-			-	—
South Africa
Loan Participations and Assignments		6,550	Reference Instrument			Yield			5.642	—
United States
Corporate Bonds & Notes		8,918	Proxy Pricing			Base Price			100.650	—
Financial Derivative Instruments – Liabilities
Over the counter		(8)	Indicative Market Quotation			Broker Quote		(1.011)		—

Total		$77,209

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.6% ¤
CORPORATE BONDS & NOTES 37.1%
BANKING & FINANCE 20.8%
AIB Group PLC 2.875% due 05/30/2031•	EUR	200	$254
Ally Financial, Inc. 8.000% due 11/01/2031		$150	216
American Tower Corp. 3.100% due 06/15/2050		300	294
Asian Development Bank 4.700% due 03/12/2024	MXN	5,600	281
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	100	139
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 • (f)(g)		200	247
5.875% due 09/24/2023 • (f)(g)		200	257
Banco BTG Pactual S.A. 2.750% due 01/11/2026		$400	390
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	100	125
BNP Paribas S.A. 4.625% due 02/25/2031 •(f)(g)		$200	209
Boston Properties LP
2.550% due 04/01/2032		150	151
3.400% due 06/21/2029		100	109
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	361
Ford Motor Credit Co. LLC
3.096% due 05/04/2023		200	204
5.584% due 03/18/2024		200	219
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	200	257
Grainger PLC 3.000% due 07/03/2030	GBP	100	146
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$200	215
HAT Holdings LLC
3.375% due 06/15/2026		165	166
3.750% due 09/15/2030		300	294
Host Hotels & Resorts LP
3.375% due 12/15/2029		200	210
3.500% due 09/15/2030 (h)		200	210
Hudson Pacific Properties LP 3.950% due 11/01/2027		230	252
ING Groep NV
2.727% due 04/01/2032 •		200	206
4.875% due 05/16/2029 • (f)(g)		200	209
International Finance Corp. 8.000% due 10/09/2023	IDR	3,900,000	287
Intesa Sanpaolo SpA 6.250% due 05/16/2024 • (f)(g)	EUR	200	261
Kilroy Realty LP 2.500% due 11/15/2032 (h)		$200	198
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	200	159
Lloyds Banking Group PLC 7.625% due 06/27/2023 • (f)(g)	GBP	200	303
MAF Sukuk Ltd. 3.933% due 02/28/2030		$200	217
Natwest Group PLC 8.625% due 08/15/2021 •(f)(g)		400	404
NE Property BV 3.375% due 07/14/2027	EUR	300	396
OneMain Finance Corp. 3.500% due 01/15/2027		$231	233
Regency Centers LP 3.700% due 06/15/2030		100	111
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029 (g)		200	224
Societe Generale S.A. 4.750% due 05/26/2026 •(f)(g)		200	208
Standard Chartered PLC 1.214% due 03/23/2025 •		300	302

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

Starwood Property Trust, Inc. 3.625% due 07/15/2026 (b)		220	222
UBS AG 5.125% due 05/15/2024 (g)		200	221
UBS Group AG 4.375% due 02/10/2031 •(f)(g)		200	205
UDR, Inc. 3.100% due 11/01/2034 (h)		100	105
UniCredit SpA 5.459% due 06/30/2035 •		200	218
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	100	134
Weyerhaeuser Co.
4.000% due 11/15/2029		$100	114
7.375% due 03/15/2032 (h)		50	72
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	119

			10,334

INDUSTRIALS 9.7%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		200	237
Boise Cascade Co. 4.875% due 07/01/2030		$200	213
Burberry Group PLC 1.125% due 09/21/2025	GBP	100	138
Gap, Inc. 8.875% due 05/15/2027		$215	249
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		250	247
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	200	300
Lenovo Group Ltd. 3.421% due 11/02/2030		$200	209
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	200	297
Metalsa S.A. de C.V. 3.750% due 05/04/2031		$150	149
NextEra Energy Operating Partners LP 3.875% due 10/15/2026		150	159
Nokia OYJ 3.125% due 05/15/2028	EUR	200	264
Pearson Funding PLC 3.750% due 06/04/2030	GBP	100	155
RELX Capital, Inc. 4.000% due 03/18/2029		$100	114
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	214
Travis Perkins PLC 3.750% due 02/17/2026	GBP	200	294
VeriSign, Inc. 2.700% due 06/15/2031		$400	407
Vmed O2 UK Financing PLC 4.750% due 07/15/2031 (b)		200	203
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	500	598
Weir Group PLC 2.200% due 05/13/2026		$400	402

			4,849

UTILITIES 6.6%
AES Corp.
1.375% due 01/15/2026		110	109
2.450% due 01/15/2031		220	218
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	204
Avangrid, Inc. 3.800% due 06/01/2029 (h)		100	113
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	213
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		200	204
Clearway Energy Operating LLC
3.750% due 02/15/2031		250	249
5.000% due 09/15/2026		200	206
Greenko Dutch BV 3.850% due 03/29/2026		200	205
India Green Power Holdings 4.000% due 02/22/2027		250	252
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029 (b)		250	254
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	200	151

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

Solar Star Funding LLC 5.375% due 06/30/2035 (h)	$171	193
Southern California Edison Co. 2.500% due 06/01/2031	100	100
Southwestern Public Service Co. 3.150% due 05/01/2050	100	105
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033	177	202
TerraForm Power Operating LLC 4.250% due 01/31/2023	200	206
Vodafone Group PLC 5.125% due 06/04/2081 •	110	111

		3,295

Total Corporate Bonds & Notes (Cost $18,297)		18,478

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
3.000% due 04/01/2059 (h)	2,126	2,302
3.500% due 05/01/2056 - 08/01/2059 (h)	2,749	2,992
Freddie Mac 0.941% due 11/25/2030 ~(a)	2,799	190
Uniform Mortgage-Backed Security 4.000% due 09/01/2049	348	370
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2051	1,000	1,008
4.000% due 08/01/2051	600	639

Total U.S. Government Agencies (Cost $7,507)		7,501

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2030	104	114
1.375% due 02/15/2044	401	554

Total U.S. Treasury Obligations (Cost $652)		668

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.8%
Adjustable Rate Mortgage Trust
0.332% due 08/25/2036 •	775	378
0.652% due 08/25/2036 •	300	145
American Home Mortgage Assets Trust
0.282% due 12/25/2046 ^•	47	40
0.512% due 06/25/2037 •	214	212
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~	955	958
5.122% due 08/10/2035 ~	700	785
Bear Stearns ALT-A Trust 0.412% due 06/25/2046 ^•	411	386
Beast Mortgage Trust
2.200% due 03/15/2036 •	300	301
2.750% due 03/15/2036 •	300	301
Beneria Cowen & Pritzer Collateral Funding Corp. 2.592% due 06/15/2038 •	900	903
Chase Mortgage Finance Trust 3.067% due 03/25/2037 ^~	172	173
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	366	368
Commercial Mortgage Trust
1.373% due 06/15/2034 •	107	104
1.623% due 06/15/2034 •	734	701
Countrywide Alternative Loan Trust
0.472% due 10/25/2046 •	94	92
0.731% due 11/20/2035 •	198	184
Countrywide Home Loan Mortgage Pass-Through Trust 2.846% due 02/25/2047 ^~	62	59
Countrywide Home Loan Reperforming REMIC Trust 4.767% due 01/25/2034 ^~	100	101
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.886% due 04/25/2047 •	93	90
DOLP Trust 3.704% due 05/10/2041 ~	800	810
DROP Mortgage Trust
2.320% due 04/15/2026 •	400	402
2.820% due 04/15/2026 •	400	403
Extended Stay America Trust
1.775% due 07/15/2038 •(b)	325	327
2.325% due 07/15/2038 •(b)	575	581
GCCFC Commercial Mortgage Trust 1.773% due 02/15/2038 •	200	200
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	200	198
HarborView Mortgage Loan Trust 3.655% due 06/19/2036 ^~	154	100

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

Independence Plaza Trust
4.158% due 07/10/2035	200	211
4.356% due 07/10/2035	200	209
IndyMac Mortgage Loan Trust
0.262% due 01/25/2037 ^•	98	98
0.612% due 07/25/2035 •	453	377
JP Morgan Chase Commercial Mortgage Securities Trust
1.773% due 04/15/2038 •	900	904
1.823% due 03/15/2036 •	100	100
2.373% due 03/15/2036 •	300	301
JPMorgan Chase Commercial Mortgage Securities Trust 3.173% due 03/15/2036 •	300	301
MAD Mortgage Trust 3.478% due 08/15/2034 ~	100	103
Merrill Lynch Alternative Note Asset Trust 0.292% due 03/25/2037 •	900	383
MFT Mortgage Trust 3.392% due 08/10/2040 ~	250	261
MFT Trust 3.358% due 02/10/2042	100	105
Morgan Stanley Capital Trust 3.300% due 12/15/2036 •	700	704
Morgan Stanley Mortgage Loan Trust 0.412% due 06/25/2036 •	290	93
One New York Plaza Trust 1.023% due 01/15/2026 •	200	202
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	336	329
6.000% due 06/25/2036 ^	196	189
6.000% due 06/25/2037	298	291
Residential Asset Securitization Trust
0.402% due 04/25/2037 •	526	106
6.599% due 04/25/2037 •(a)	526	198
SFO Commercial Mortgage Trust
1.873% due 05/15/2038 •	450	452
2.473% due 05/15/2038 •	450	453
VASA Trust
1.823% due 07/15/2039 •	400	401
2.173% due 07/15/2039 •	400	401
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	238	234
Worldwide Plaza Trust 3.526% due 11/10/2036	100	109

Total Non-Agency Mortgage-Backed Securities (Cost $16,633)		16,817

ASSET-BACKED SECURITIES 10.9%
ACE Securities Corp. Home Equity Loan Trust 0.262% due 11/25/2036 •	543	291
Argent Securities Trust 0.392% due 07/25/2036 •	211	191
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.892% due 11/25/2034 •	300	302
Asset-Backed Securities Corp. Home Equity Loan Trust 1.937% due 05/25/2035 •	403	413
Bear Stearns Asset-Backed Securities Trust
0.232% due 11/25/2036 •	89	88
1.967% due 12/25/2034 •	300	301
Centex Home Equity Loan Trust
0.392% due 06/25/2036 •	84	84
1.022% due 09/25/2034 •	94	94
1.052% due 03/25/2035 •	204	200
Countrywide Asset-Backed Certificates
0.252% due 12/25/2035 ^•	50	50
0.527% due 01/25/2045 ^•	277	257
Countrywide Asset-Backed Certificates Trust 0.332% due 03/25/2047 ^•	226	208
EquiFirst Mortgage Loan Trust 1.892% due 04/25/2035 •	210	209
GSAA Home Equity Trust
0.232% due 03/25/2036 •	61	28
6.000% due 08/25/2047 ^	99	97
6.948% due 06/25/2036 þ	247	104
Lehman XS Trust 0.432% due 10/25/2036 •	189	186
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	188	190
Long Beach Mortgage Loan Trust 0.252% due 10/25/2036 •	843	369
MASTR Asset-Backed Securities Trust 0.992% due 10/25/2035 •	225	217
Morgan Stanley ABS Capital, Inc. Trust 1.247% due 12/25/2034 •	92	92
Residential Asset Mortgage Products Trust 1.082% due 10/25/2033 •	440	438

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

Residential Asset Securities Corp. Trust 0.972% due 08/25/2034 •		166	163
Specialty Underwriting & Residential Finance Trust 1.262% due 12/25/2035 •		200	199
Structured Asset Investment Loan Trust 0.792% due 04/25/2033 •		64	64
Structured Asset Securities Corp. Mortgage Loan Trust 0.302% due 02/25/2037 •		186	178
STWD Ltd. 2.183% due 04/18/2038 •		400	401

Total Asset-Backed Securities (Cost $5,364)			5,414

SOVEREIGN ISSUES 4.2%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (c)	BRL	4,000	794
0.000% due 04/01/2022 (c)		140	27
Korea Development Bank 4.800% due 06/10/2023	IDR	13,450,000	923
Romania Government International Bond 2.000% due 04/14/2033	EUR	200	236
Uruguay Government International Bond 4.975% due 04/20/2055		$100	129

Total Sovereign Issues (Cost $2,033)			2,109

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
CaixaBank S.A. 5.875% due 10/09/2027 • (f)(g)		200,000	272

Total Preferred Securities (Cost $267)			272

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.7%
U.S. TREASURY BILLS 10.7%
0.038% due 08/24/2021 (c)(d)		$5,300	5,300

Total Short-Term Instruments (Cost $5,300)			5,300

Total Investments in Securities (Cost $56,053)			56,559

Total Investments 113.6% (Cost $56,053)			$56,559
Financial Derivative Instruments (i)(j) 0.2%(Cost or Premiums, net $86)			64
Other Assets and Liabilities, net (13.8)%			(6,848)

Net Assets 100.0%			$49,775

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.060%	06/17/2021	07/14/2021	$(5,150)	$(5,151)
UBS	0.350	04/09/2021	07/08/2021	(630)	(630)

Total Reverse Repurchase Agreements	$(5,781)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$1,750	$(1,764)	$(1,764)

Total Short Sales (3.5)%	$(1,764)	$(1,764)

(h)	Securities with an aggregate market value of $5,975 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,603) at a weighted average interest rate of 0.209%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	21	$(2,592)	$4	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2021	9	(1,193)	(7)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	2	(385)	(19)	0	(2)

Total Futures Contracts	$(22)	$0	$(6)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Tesco PLC	1.000%	Quarterly	06/20/2028	0.930%	EUR	500	$1	$2	$3	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	500	$0	$(2)	$(2)	$0	$(1)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	12,600	57	5	62	0	(3)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	$250	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2027	500	(14)	19	5	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	1,900	(19)	91	72	0	(4)
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	02/10/2031	100	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	700	62	(16)	46	0	(2)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	100	(1)	(3)	(4)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	1,529	21	1	22	0	(3)

$106	$95	$201	$0	$(15)

Total Swap Agreements	$107	$97	$204	$1	$(15)

Cash of $819 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	$56	MXN	1,123	$0	$0
08/2021	EUR	2,454	$2,979	66	0
08/2021	$90	AUD	116	0	(3)
08/2021	399	EUR	329	0	(8)
09/2021	IDR	17,926,049	$1,244	24	0
CBK	11/2021	$53	MXN	1,084	0	0
GLM	07/2021	BRL	2,511	$502	0	(3)
07/2021	$497	BRL	2,511	8	0
08/2021	BRL	2,466	$486	0	(8)
02/2022	CAD	58	48	1	0
04/2022	BRL	140	26	0	(1)
HUS	08/2021	EUR	423	517	15	0
08/2021	GBP	1,051	1,486	32	0
08/2021	$421	CAD	511	0	(9)
09/2021	73	MXN	1,530	3	0
MYI	08/2021	58	AUD	75	0	(1)
SSB	07/2021	BRL	2,511	$473	0	(32)
UAG	08/2021	EUR	489	596	16	0

Total Forward Foreign Currency Contracts	$165	$(65)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	255	$(2)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450%	07/14/2021	250	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	07/14/2021	250	(1)	0
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	250	(4)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	250	(3)	0

$(9)	$(7)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	$102.234	08/12/2021	500	$(2)	$(1)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	1,000	(3)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	1,000	(3)	(2)

$(10)	$(6)

Total Written Options	$(21)	$(16)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,334	$0	$10,334
Industrials	0	4,849	0	4,849
Utilities	0	3,295	0	3,295
U.S. Government Agencies	0	7,501	0	7,501
U.S. Treasury Obligations	0	668	0	668
Non-Agency Mortgage-Backed Securities	0	16,817	0	16,817
Asset-Backed Securities	0	5,414	0	5,414
Sovereign Issues	0	2,109	0	2,109
Preferred Securities
Banking & Finance	0	272	0	272
Short-Term Instruments
U.S. Treasury Bills	0	5,300	0	5,300

Total Investments	$0	$56,559	$0	$56,559

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,764)	$0	$(1,764)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	165	0	165

$0	$166	$0	$166
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(21)	0	(21)
Over the counter	0	(81)	0	(81)

$0	$(102)	$0	$(102)

Total Financial Derivative Instruments	$0	$64	$0	$64

Totals	$0	$54,859	$0	$54,859

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.5% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.5%
Barclays PLC 3.375% due 04/02/2025 •	EUR	1,100	$1,422
BOC Aviation Ltd. 2.750% due 09/18/2022		$800	815
Mitsubishi UFJ Financial Group, Inc. 1.036% (US0003M + 0.860%) due 07/26/2023 ~		2,100	2,129
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~		1,300	1,300

			5,666

INDUSTRIALS 0.6%
DAE Funding LLC 4.500% due 08/01/2022		200	201
Georgia-Pacific LLC 7.750% due 11/15/2029		30	43
Kinder Morgan, Inc. 1.464% (US0003M + 1.280%) due 01/15/2023 ~		3,300	3,346
Sands China Ltd. 5.400% due 08/08/2028		800	930
United Airlines Pass-Through Trust
2.875% due 04/07/2030		896	918
3.100% due 04/07/2030		896	907

			6,345

UTILITIES 0.3%
Appalachian Power Co. 2.700% due 04/01/2031		900	931
National Rural Utilities Cooperative Finance Corp. 2.400% due 03/15/2030		1,300	1,343
Petrobras Global Finance BV 5.093% due 01/15/2030		623	681

			2,955

Total Corporate Bonds & Notes (Cost $14,535)			14,966

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.000% due 11/15/2030 (d)		400	341
2.358% due 01/25/2031 ~(a)		2,300	325
3.000% due 07/25/2043		879	912
3.790% due 01/01/2029		2,000	2,243
3.880% due 01/01/2031		1,765	2,075
3.920% due 01/01/2031		762	900
5.000% due 08/25/2033		33	37
5.500% due 04/25/2033 - 08/25/2035		96	105
6.000% due 12/25/2034		270	375
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)		10,500	9,599
0.000% due 03/15/2031 - 07/15/2032 (d)		9,300	7,782
0.000% due 01/15/2041 (b)(d)		3,990	3,444
3.000% due 04/15/2053		1,964	2,030
4.000% due 09/15/2054		783	914
4.438% due 11/25/2052 ~		4,939	5,687
5.500% due 02/15/2024		21	22
6.000% due 06/15/2035		435	576
Ginnie Mae 5.500% due 10/20/2037		212	261
Ginnie Mae, TBA 2.500% due 08/01/2051		3,000	3,099
Residual Funding Corp. STRIPS(d) 0.000% due 04/15/2030		4,100	3,551
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)		3,191	2,881
Small Business Administration 5.290% due 12/01/2027		43	46
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060		1,000	1,473

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security 4.000% due 08/01/2048	82	87
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2051	1,500	1,512
4.000% due 08/01/2051	4,700	5,009

Total U.S. Government Agencies (Cost $49,296)		55,286

U.S. TREASURY OBLIGATIONS 129.0%
U.S. Treasury Bonds
1.625% due 11/15/2050 (f)	42,700	38,363
1.875% due 02/15/2041 (f)	26,700	26,145
1.875% due 02/15/2051 (f)	169,100	161,438
2.250% due 05/15/2041 (f)	3,800	3,955
2.750% due 11/15/2047	1	1
3.125% due 11/15/2041 (f)	86,550	103,204
4.500% due 08/15/2039 (f)	400	564
4.750% due 02/15/2041 (f)	6,100	8,947
U.S. Treasury Notes
1.125% due 02/29/2028 (f)	1,520	1,516
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(f)	100,300	79,282
0.000% due 08/15/2034 (a)	76,520	60,100
0.000% due 11/15/2034 (a)(h)	34,600	27,011
0.000% due 08/15/2035 (a)(h)	6,870	5,262
0.000% due 05/15/2036 (a)	52,000	39,061
0.000% due 11/15/2036 (a)	76,900	57,064
0.000% due 05/15/2037 (a)	54,350	39,810
0.000% due 08/15/2037 (a)	9,100	6,614
0.000% due 08/15/2041 (d)	14,800	9,862
0.000% due 02/15/2042 (d)(h)	9,500	6,225
0.000% due 05/15/2042 (d)(h)	9,700	6,302
0.000% due 05/15/2043 (d)	16,610	10,517
0.000% due 08/15/2043 (d)(f)	92,900	58,561
0.000% due 02/15/2044 (d)	51,400	32,079
0.000% due 05/15/2044 (d)	88,500	54,793
0.000% due 08/15/2044 (d)(h)	1,500	921
0.000% due 11/15/2044 (d)	4,800	2,930
0.000% due 02/15/2045 (d)(h)	5,200	3,153
0.000% due 05/15/2045 (d)	7,750	4,682
0.000% due 08/15/2046 (d)(h)	3,500	2,053
0.000% due 05/15/2048 (d)(f)	142,600	80,805
0.000% due 08/15/2048 (d)(f)	153,800	86,600
0.000% due 11/15/2048 (d)(f)	172,400	96,940
0.000% due 02/15/2049 (d)	120,600	67,309
0.000% due 08/15/2049 (d)	72,300	39,823
0.000% due 11/15/2049 (d)(f)	155,500	85,448
0.000% due 08/15/2050 (d)	130,900	70,685

Total U.S. Treasury Obligations (Cost $1,358,897)		1,378,025

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	3,775
BAMLL Commercial Mortgage Securities Trust
1.123% due 04/15/2036 •	3,200	3,196
1.273% due 03/15/2034 •	1,500	1,503
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •	1,188	1,189
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	909
5.122% due 08/10/2035 ~	600	673
Bear Stearns ALT-A Trust 3.008% due 09/25/2035 ^~	140	110
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	3,214
ChaseFlex Trust 0.372% due 05/25/2037 •	2,124	2,048
Citigroup Commercial Mortgage Trust
2.023% due 02/15/2039 •	3,614	3,745
4.149% due 01/10/2036	7,950	8,544
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	2,800	2,898
Commercial Mortgage Trust 3.942% due 04/10/2033 ~	2,500	2,683
Countrywide Home Loan Mortgage Pass-Through Trust 3.041% due 09/25/2047 ^~	127	122
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	529	529
DROP Mortgage Trust 1.220% due 04/15/2026 •	600	603
Extended Stay America Trust 1.155% due 07/15/2038 •(c)	1,200	1,206
GCAT LLC 3.228% due 11/26/2049 þ	2,944	2,983

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		1,800	1,887
3.932% due 10/10/2035 ~		800	839
Hilton USA Trust 4.333% due 11/05/2038 ~		1,000	1,090
JP Morgan Chase Commercial Mortgage Securities Trust
1.523% due 12/15/2031 •		1,704	1,693
2.798% due 10/05/2031		2,800	2,804
JP Morgan Mortgage Trust
0.992% due 12/25/2049 •		336	338
2.577% due 07/25/2035 ~		38	39
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		2,512	2,601
Towd Point Mortgage Funding 1.249% due 02/20/2054 •	GBP	1,658	2,309
VNDO Mortgage Trust 3.805% due 01/10/2035		$3,600	3,976
VOLT LLC 2.116% due 04/25/2051 þ		976	977
WaMu Mortgage Pass-Through Certificates Trust
0.846% due 01/25/2047 •		115	114
1.843% due 08/25/2046 •		2,978	2,921
1.843% due 10/25/2046 •		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $59,186)			61,522

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp. Home Equity Loan Trust 0.887% due 01/25/2035 •		4,743	4,668
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •		2,300	2,298
Apidos CLO 0.000% due 07/17/2030 •		1,200	1,199
Arbor Realty Commercial Real Estate Notes Ltd. 1.223% due 05/15/2037 •		1,700	1,702
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		600	600
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		1,500	1,501
Bear Stearns Asset-Backed Securities Trust 2.993% due 07/25/2036 ~		2	2
Benefit Street Partners CLO Ltd. 1.030% due 01/17/2032 •		1,400	1,400
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(c)		3,600	3,600
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		5,700	5,701
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		2,230	2,269
Countrywide Asset-Backed Certificates 0.342% due 01/25/2046 ^•		4,730	4,576
Dryden Senior Loan Fund
0.000% due 04/15/2028 •		1,200	1,200
1.084% due 10/15/2027 •		515	515
ECMC Group Student Loan Trust 0.842% due 02/27/2068 •		570	574
Encore Credit Receivables Trust 0.752% due 07/25/2035 •		1,163	1,173
Fremont Home Loan Trust 1.157% due 06/25/2035 •		2,100	2,105
JP Morgan Mortgage Acquisition Corp. 0.812% due 12/25/2035 •		3,000	2,997
LCM LP 1.228% due 10/20/2027 •		552	553
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		3,000	3,001
Lument Finance Trust, Inc. 1.270% due 06/15/2039 •		2,400	2,408
MASTR Asset-Backed Securities Trust 0.917% due 10/25/2034 •		1,712	1,696
MidOcean Credit CLO 0.000% due 01/29/2030 •		1,500	1,499
Nassau Ltd. 2.338% due 07/20/2029 •		2,100	2,102
Ocean Trails CLO 0.984% due 07/15/2028 •		1,861	1,859
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		436	438
OZLM Ltd. 1.186% due 05/16/2030 •		1,700	1,700
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(c)		2,100	2,100
Residential Asset Securities Corp. Trust 0.312% due 02/25/2037 •		800	766
Romark CLO Ltd. 0.000% due 10/23/2030 •(c)		2,500	2,500

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

SLM Student Loan Trust 0.776% due 10/25/2029 •		672	673
Sound Point CLO Ltd. 1.073% due 01/23/2029 •		1,500	1,500
Soundview Home Loan Trust 0.392% due 01/25/2037 •		4,271	4,077
Venture CLO Ltd. 1.223% due 04/20/2032 •		2,200	2,200
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		1,800	1,800
Voya CLO Ltd.
0.978% due 07/20/2029 •		2,900	2,900
1.073% due 04/17/2030 •		700	700
Wells Fargo Home Equity Asset-Backed Securities Trust 0.362% due 07/25/2036 •		670	668
Zais CLO Ltd. 1.334% due 04/15/2028 •		1,147	1,149

Total Asset-Backed Securities (Cost $73,623)			74,369

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond 3.875% due 04/23/2023		1,200	1,275
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	499

Total Sovereign Issues (Cost $1,851)			1,774

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.007% due 08/10/2021 (d)(e)		$2	2

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.007% due 09/07/2021 (d)(e)		1	1

Total Short-Term Instruments (Cost $3)			3

Total Investments in Securities (Cost $1,557,391)			1,585,945

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		2,265,942	22,709
PIMCO Short-Term Floating NAV Portfolio III		16,055	159

Total Short-Term Instruments (Cost $22,852)			22,868

Total Investments in Affiliates (Cost $22,852)			22,868

Total Investments 150.6% (Cost $1,580,243)			$1,608,813
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $166)			(1,062)
Other Assets and Liabilities, net (50.5)%			(539,534)

Net Assets 100.0%			$1,068,217

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.050)%	05/19/2021	07/15/2021	$(43,888)	$(43,885)
(0.020)	06/18/2021	07/02/2021	(19,367)	(19,367)
0.050	06/08/2021	07/13/2021	(92,019)	(92,021)
0.050	06/17/2021	07/19/2021	(7,480)	(7,481)
0.050	06/24/2021	07/13/2021	(56,321)	(56,321)
BSN	0.040	06/15/2021	07/15/2021	(1,417)	(1,417)
0.050	05/13/2021	07/13/2021	(66,585)	(66,590)
DEU	0.000	05/06/2021	07/06/2021	(2,001)	(2,001)
0.050	06/14/2021	07/26/2021	(2,762)	(2,763)
0.050	06/16/2021	07/16/2021	(5,473)	(5,473)
GRE	0.030	06/15/2021	07/15/2021	(35,401)	(35,401)
0.040	05/19/2021	07/19/2021	(40,857)	(40,859)
0.040	06/08/2021	07/08/2021	(22,626)	(22,627)
0.050	06/10/2021	07/12/2021	(1,358)	(1,358)
0.060	05/11/2021	07/12/2021	(1,516)	(1,516)

Total Reverse Repurchase Agreements	$(399,080)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BOS	0.010%	06/24/2021	07/01/2021	$(3,936)	$(3,937)
BPG	(0.080)	06/30/2021	07/01/2021	(89,138)	(89,138)
0.060	06/16/2021	07/16/2021	(1,575)	(1,575)
0.080	06/24/2021	07/01/2021	(11,864)	(11,864)
GSC	0.050	06/10/2021	07/12/2021	(17,272)	(17,272)
TDL	(0.020)	06/30/2021	07/07/2021	(1,909)	(1,909)

Total Sale-Buyback Transactions	$(125,695)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$2,500	$(2,520)	$(2,520)

Total Short Sales (0.2)%	$(2,520)	$(2,520)

(f)	Securities with an aggregate market value of $541,057 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(536,711) at a weighted average interest rate of 0.014%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2021	66	$11,849	$118	$58	$0
U.S. Treasury 5-Year Note September Futures	09/2021	1,073	132,440	(294)	67	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	136	26,206	368	153	0

$192	$278	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	128	$(28,201)	$45	$0	$(3)
U.S. Treasury 10-Year Note September Futures	09/2021	1,414	(187,355)	(1,156)	0	(332)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	704	(103,631)	(1,525)	0	(341)
U.S. Treasury 30-Year Bond September Futures	09/2021	415	(66,711)	(2,016)	0	(272)
United Kingdom Long Gilt September Futures	09/2021	175	(31,010)	(384)	0	(34)

$(5,036)	$0	$(982)

Total Futures Contracts	$(4,844)	$278	$(982)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$9,800	$947	$70	$1,017	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	1.275%	Semi-Annual	03/03/2025	CAD	2,400	$0	$8	$8	$1	$0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	11	10	21	2	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022	$121,400	318	2,458	2,776	16	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	153,100	(168)	(8,396)	(8,564)	0	(24)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	8,900	(184)	(465)	(649)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	16,100	(63)	(240)	(303)	0	(6)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,300	49	(286)	(237)	0	(4)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	22,800	(48)	(561)	(609)	0	(53)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	23,900	(67)	842	775	0	(54)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	24,600	(266)	(2,183)	(2,449)	0	(63)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	14,200	801	(640)	161	0	(34)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	6,500	(16)	(7)	(23)	0	(18)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	11,900	487	(2,141)	(1,654)	0	(83)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,700	(4)	(197)	(201)	0	(12)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	1,100	(8)	(56)	(64)	0	(7)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	2,600	(5)	88	83	0	(16)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	4,100	(23)	32	9	0	(26)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	14,900	(1,190)	(742)	(1,932)	80	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/09/2021	MXN	6,500	0	4	4	0	0

$(376)	$(12,470)	$(12,846)	$99	$(401)

Total Swap Agreements	$571	$(12,400)	$(11,829)	$104	$(401)

(h)	Securities with an aggregate market value of $12,215 and cash of $2,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	BRL	5,694	$1,138	$0	$(7)
07/2021	$1,073	BRL	5,694	72	0
08/2021	RUB	313	$4	0	0
09/2021	871	12	0	0
BPS	08/2021	GBP	219	309	6	0
CBK	07/2021	RUB	292	4	0	0
09/2021	ZAR	1,546	113	6	0
GLM	07/2021	BRL	5,694	1,131	0	(14)
07/2021	RUB	585	8	0	0
07/2021	$1,138	BRL	5,694	7	0
08/2021	RUB	928	$12	0	0
08/2021	$1,127	BRL	5,694	14	0
09/2021	RUB	671	$9	0	0
09/2021	ZAR	939	68	3	0
HUS	07/2021	EUR	1,257	1,538	47	0
08/2021	GBP	1,679	2,363	40	0
08/2021	RUB	759	10	0	0
09/2021	459	6	0	0
09/2021	$14	MXN	292	1	0
MYI	07/2021	RUB	235	$3	0	0
UAG	07/2021	889	12	0	(1)

Total Forward Foreign Currency Contracts	$196	$(22)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	700	$4	$0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	1,000	6	0

$10	$0

Total Purchased Options	$10	$0

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750%	08/18/2021	1,000	$(1)	$0
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	3,100	(14)	(9)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	12,100	(12)	(3)
DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	6,200	(6)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	6,000	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	4,700	(5)	(3)
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,800	(3)	(2)

$(47)	$(18)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	10,600	$(41)	$(29)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	10,600	(41)	(27)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.452	07/14/2021	8,500	(37)	(39)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.852	07/14/2021	8,500	(37)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	07/13/2021	10,300	(46)	(53)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.868	07/13/2021	10,300	(46)	(1)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,500	(11)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	700	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.441	07/19/2021	10,500	(39)	(62)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.855	07/19/2021	10,500	(47)	(2)

$(350)	$(214)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	1,000	$(5)	$(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,000	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	1,000	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	1,000	(4)	0

$(18)	$(3)

Total Written Options	$(415)	$(235)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,666	$0	$5,666
Industrials	0	6,345	0	6,345
Utilities	0	2,955	0	2,955
U.S. Government Agencies	0	55,286	0	55,286
U.S. Treasury Obligations	0	1,378,025	0	1,378,025
Non-Agency Mortgage-Backed Securities	0	61,522	0	61,522
Asset-Backed Securities	0	74,369	0	74,369
Sovereign Issues	0	1,774	0	1,774
Short-Term Instruments
U.S. Treasury Bills	0	2	0	2
U.S. Treasury Cash Management Bills	0	1	0	1

$0	$1,585,945	$0	$1,585,945
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,868	$0	$0	$22,868

Total Investments	$22,868	$1,585,945	$0	$1,608,813

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,520)	$0	$(2,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	324	0	382
Over the counter	0	196	0	196

$58	$520	$0	$578
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(1,349)	0	(1,383)
Over the counter	0	(257)	0	(257)

$(34)	$(1,606)	$0	$(1,640)

Total Financial Derivative Instruments	$24	$(1,086)	$0	$(1,062)

Totals	$22,892	$1,582,339	$0	$1,605,231

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$43	$14
0.125% due 07/09/2035 þ		29	9
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,100	12
Provincia de Buenos Aires 37.854% due 04/12/2025		1,170	6

Total Argentina (Cost $151)			41

AUSTRALIA 3.6%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
0.930% due 12/05/2059 •		$96	96
1.010% due 09/05/2057 •		212	212

			308

SOVEREIGN ISSUES 3.5%
Australia Government International Bond
0.500% due 09/21/2026	AUD	5,600	4,128
0.750% due 11/21/2027		1,707	1,418
1.000% due 11/21/2031		600	427
1.750% due 06/21/2051		500	332
New South Wales Treasury Corp. 2.750% due 11/20/2025		4,051	3,554
Northern Territory Treasury Corp. 2.000% due 04/21/2031		500	375
Treasury Corp. of Victoria 4.250% due 12/20/2032		600	559

			10,793

Total Australia (Cost $10,331)			11,101

BRAZIL 1.1%
CORPORATE BONDS & NOTES 1.1%
Banco Votorantim S.A. 4.500% due 09/24/2024		$1,000	1,057
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (e)(g)		536	7
0.000% due 08/02/2021 (e)(g)		117	2
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	10,853	2,286

Total Brazil (Cost $4,039)			3,352

CANADA 1.1%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$174	177
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	652

			829

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	339	282

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 3.000% due 12/01/2036 (f)		1,907	2,286

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Canada (Cost $3,228)			3,397

CAYMAN ISLANDS 5.4%
ASSET-BACKED SECURITIES 3.9%
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(b)		$800	800
ARES L CLO Ltd. 0.000% due 01/15/2032 •		800	799
CIFC Funding Ltd. 1.038% due 10/24/2030 •		800	800
GoldentTree Loan Management U.S. CLO Ltd. 1.528% due 01/20/2033 •		800	802
Jamestown CLO Ltd. 1.410% due 01/17/2027 •		144	144
LCM LP 0.000% due 04/20/2031 •		800	800
MidOcean Credit CLO
0.000% due 01/29/2030 •		800	800
1.205% due 02/20/2031 •		800	800
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(b)		800	800
1.056% due 11/15/2026 •		341	341
1.888% due 07/20/2028 •		516	517
Sculptor CLO Ltd. 1.410% due 01/15/2031 •		800	800
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		900	900
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		515	516
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		900	900
STWD Ltd. 1.283% due 04/18/2038 •		800	801
Telos CLO Ltd. 1.460% due 01/17/2027 •		265	265
Venture CLO Ltd. 1.064% due 04/15/2027 •		169	169
WhiteHorse Ltd. 1.120% due 04/17/2027 •		32	32

			11,786

CORPORATE BONDS & NOTES 1.4%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		500	531
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		470	466
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		4,445	1,072
QNB Finance Ltd.
1.176% (US0003M + 1.000%) due 05/02/2022 ~		600	603
1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~		500	502
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		400	406
Sands China Ltd.
4.600% due 08/08/2023		200	213
5.125% due 08/08/2025		200	224
5.400% due 08/08/2028		300	349

			4,366

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		400	401

Total Cayman Islands (Cost $18,336)			16,553

CHILE 0.7%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,150

SOVEREIGN ISSUES 0.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030 «	CLP	645,000	894

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Chile (Cost $2,099)			2,044

CHINA 7.3%
SOVEREIGN ISSUES 7.3%
China Development Bank
3.050% due 08/25/2026	CNY	2,800	428
3.340% due 07/14/2025		3,300	513
4.040% due 04/10/2027		4,700	752
4.240% due 08/24/2027		16,900	2,734
China Government International Bond
3.020% due 10/22/2025		44,200	6,869
3.280% due 12/03/2027		69,300	10,879

Total China (Cost $21,665)			22,175

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	243
2.500% due 08/25/2028		900	44

Total Czech Republic (Cost $263)			287

DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	15,283	2,346
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		34,143	5,229
Nykredit Realkredit A/S
1.000% due 10/01/2050		30,677	4,668

Total Denmark (Cost $11,884)			12,243

DOMINICAN REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Dominican Republic International Bond 6.500% due 02/15/2048		$500	547

Total Dominican Republic (Cost $573)			547

FRANCE 2.3%
CORPORATE BONDS & NOTES 0.9%
BNP Paribas S.A. 2.219% due 06/09/2026 •		$800	825
Credit Agricole S.A. 3.750% due 04/24/2023		1,900	2,010

			2,835

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	100	92
0.750% due 05/25/2052 (k)		2,400	2,721
1.500% due 05/25/2050 (k)		700	965
2.000% due 05/25/2048 (k)		300	458

			4,236

Total France (Cost $7,212)			7,071

GERMANY 2.6%
CORPORATE BONDS & NOTES 2.6%
Deutsche Bank AG
1.000% due 11/19/2025 •	EUR	300	363
1.625% due 01/20/2027		800	998
2.129% due 11/24/2026 •(i)		$500	508
2.625% due 12/16/2024	GBP	100	145
2.625% due 02/12/2026	EUR	700	910
3.035% due 05/28/2032 •(i)		$300	306
3.547% due 09/18/2031 •		200	213
3.729% due 01/14/2032 •(i)		900	917
3.961% due 11/26/2025 •		1,300	1,406
4.250% due 10/14/2021		1,300	1,314

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		800	876

Total Germany (Cost $7,676)			7,956

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	233

Total Guatemala (Cost $239)			233

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		$200	213

Total Hong Kong (Cost $202)			213

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Muthoot Finance Ltd. 6.125% due 10/31/2022		$900	936
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		900	911
5.950% due 10/24/2022		400	410

Total India (Cost $2,219)			2,257

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.3%
PT Perusahaan Listrik Negara 4.875% due 07/17/2049		$900	983

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,418

Total Indonesia (Cost $2,305)			2,401

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	400	475
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		700	832
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		400	475
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		400	475
Toro European CLO DAC 0.900% due 10/15/2030 •		1,077	1,279

			3,536

CORPORATE BONDS & NOTES 0.4%
AIB Group PLC 4.750% due 10/12/2023		$200	217
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	601
3.000% due 07/15/2022		400	409

			1,227

Total Ireland (Cost $4,725)			4,763

ISRAEL 2.4%
SOVEREIGN ISSUES 2.4%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	10,500	3,221
0.750% due 07/31/2022		900	278
2.000% due 03/31/2027		2,100	696
3.800% due 05/13/2060		$1,000	1,141
5.500% due 01/31/2022	ILS	6,000	1,900

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Israel (Cost $7,051)			7,236

ITALY 9.0%
CORPORATE BONDS & NOTES 1.7%
Banca Carige SpA
0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,000	1,191
1.161% (EUR003M + 1.700%) due 10/25/2021 •		1,100	1,308
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		600	740
2.625% due 04/28/2025		300	362
UniCredit SpA
2.569% due 09/22/2026 •		$500	507
7.830% due 12/04/2023		500	580
9.250% due 06/03/2022 •(g)(h)	EUR	300	382

			5,070

SOVEREIGN ISSUES 7.3%
Italy Buoni Poliennali Del Tesoro
1.850% due 07/01/2025 (k)		2,300	2,932
2.350% due 09/15/2024 (f)(k)		14,551	19,334

			22,266

Total Italy (Cost $24,771)			27,336

JAPAN 4.1%
CORPORATE BONDS & NOTES 0.7%
Mizuho Financial Group, Inc.
1.125% (US0003M + 1.000%) due 09/11/2024 ~		$700	710
3.922% due 09/11/2024 •		400	429
ORIX Corp. 3.250% due 12/04/2024		200	216
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		700	707

			2,062

SOVEREIGN ISSUES 3.4%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	141,252	1,305
0.100% due 03/10/2029 (f)		581,143	5,380
0.500% due 03/20/2049		229,000	1,986
0.700% due 12/20/2048		96,000	878
1.200% due 09/20/2035		71,000	726

			10,275

Total Japan (Cost $12,603)			12,337

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		$800	895
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		800	837
5.250% due 05/23/2023 (h)		1,800	1,910

Total Luxembourg (Cost $3,554)			3,642

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	202
3.500% due 04/21/2030		200	219
4.550% due 04/21/2050		200	247

			668

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	7,800	1,966
3.828% due 07/05/2034		1,600	385

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.642% due 11/07/2033		3,200	834

			3,185

Total Malaysia (Cost $3,811)			3,853

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleos Mexicanos 6.750% due 09/21/2047		$1,300	1,152

Total Mexico (Cost $1,153)			1,152

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
NXP BV 3.875% due 09/01/2022		$300	311

Total Multinational (Cost $303)			311

NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 1.1%
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	399	473
Cairn CLO BV 0.000% due 10/15/2031 •		400	474
Dryden Euro CLO BV 0.660% due 04/15/2033 •		250	295
Jubilee CLO BV
0.610% due 04/15/2030 •		700	830
0.650% due 04/15/2031 •		300	356
Tikehau CLO BV 0.880% due 12/07/2029 •		713	846

			3,274

CORPORATE BONDS & NOTES 0.3%
Syngenta Finance NV
4.441% due 04/24/2023		$700	739
5.182% due 04/24/2028		200	229

			968

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.263% due 04/17/2041 •	EUR	247	283
Eurosail PLC 0.963% due 10/17/2040 •		94	113

			396

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		105,050	168

Total Netherlands (Cost $4,683)			4,806

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	341

Total New Zealand (Cost $354)			341

PERU 1.5%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,200	322

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SOVEREIGN ISSUES 1.4%
Peru Government International Bond
1.862% due 12/01/2032		$200	186
5.350% due 08/12/2040	PEN	1,400	323
5.940% due 02/12/2029		8,200	2,333
6.150% due 08/12/2032		900	244
6.350% due 08/12/2028		4,400	1,280

			4,366

Total Peru (Cost $5,046)			4,688

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	491

Total Philippines (Cost $496)			491

QATAR 1.2%
CORPORATE BONDS & NOTES 0.3%
Qatar Petroleum
1.375% due 09/12/2026 (b)		$300	300
2.250% due 07/12/2031 (b)		200	198
3.125% due 07/12/2041 (b)		200	199
3.300% due 07/12/2051 (b)		200	200

			897

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
3.750% due 04/16/2030		300	340
4.400% due 04/16/2050		300	366
4.500% due 04/23/2028		1,200	1,418
4.817% due 03/14/2049		500	645

			2,769

Total Qatar (Cost $3,257)			3,666

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.375% due 12/02/2029	EUR	400	474
2.000% due 04/14/2033		500	590
2.625% due 12/02/2040		100	118
2.750% due 04/14/2041		100	118
3.375% due 02/08/2038		100	130
5.850% due 04/26/2023	RON	1,500	384

Total Romania (Cost $1,843)			1,814

RUSSIA 1.1%
SOVEREIGN ISSUES 1.1%
Russia Government International Bond
1.125% due 11/20/2027	EUR	1,400	1,653
7.250% due 05/10/2034	RUB	38,500	534
7.650% due 04/10/2030		87,400	1,245

Total Russia (Cost $3,748)			3,432

SAUDI ARABIA 0.9%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	408

SOVEREIGN ISSUES 0.8%
Saudi Government International Bond
3.250% due 10/26/2026		400	436

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.375% due 04/16/2029		1,800	2,088

			2,524

Total Saudi Arabia (Cost $2,590)			2,932

SERBIA 0.8%
SOVEREIGN ISSUES 0.8%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	400	466
3.125% due 05/15/2027		1,400	1,849

Total Serbia (Cost $2,029)			2,315

SINGAPORE 0.9%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	611
3.500% due 09/18/2027		300	320
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		500	525

			1,456

SOVEREIGN ISSUES 0.4%
Singapore Government International Bond 2.125% due 06/01/2026	SGD	1,500	1,181

Total Singapore (Cost $2,478)			2,637

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.850% due 09/30/2029		$400	425
5.375% due 07/24/2044		400	403

Total South Africa (Cost $780)			828

SOUTH KOREA 1.0%
SOVEREIGN ISSUES 1.0%
Korea Government International Bond
2.375% due 12/10/2027	KRW	360,000	329
2.375% due 12/10/2028		1,620,000	1,480
2.625% due 06/10/2028		720,000	667
5.500% due 03/10/2028		360,000	391
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	213

Total South Korea (Cost $3,053)			3,080

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.2%
Banco de Sabadell S.A.
1.125% due 03/11/2027 •	EUR	100	122
1.750% due 05/10/2024		100	123
Banco Santander S.A.
1.849% due 03/25/2026		$200	202
4.379% due 04/12/2028		200	229

			676

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	315
4.900% due 09/15/2021		700	839
Spain Government International Bond
0.850% due 07/30/2037		300	351
1.450% due 10/31/2071 (k)		300	314

			1,819

Total Spain (Cost $2,402)			2,495

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
European Union
0.000% due 07/04/2031 (e)	EUR	800	947

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

0.250% due 04/22/2036		100	116
0.700% due 07/06/2051 (b)		200	240

Total Supranational (Cost $1,317)			1,303

SWITZERLAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse Group AG
1.319% (US0003M + 1.200%) due 12/14/2023 ~		$2,100	2,123
3.869% due 01/12/2029 •		500	551
UBS AG
5.125% due 05/15/2024 (h)		1,300	1,436
7.625% due 08/17/2022 (h)		900	968

Total Switzerland (Cost $4,922)			5,078

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$200	231

Total United Arab Emirates (Cost $192)			231

UNITED KINGDOM 15.0%
CORPORATE BONDS & NOTES 7.2%
Antofagasta PLC 2.375% due 10/14/2030		$400	386
Barclays Bank PLC 7.625% due 11/21/2022 (h)		1,400	1,527
Barclays PLC
4.338% due 05/16/2024 •		500	533
7.125% due 06/15/2025 •(g)(h)	GBP	800	1,267
7.875% due 03/15/2022 •(g)(h)		$700	731
8.000% due 06/15/2024 •(g)(h)		300	341
Frontier Finance PLC 8.000% due 03/23/2022	GBP	244	345
HSBC Holdings PLC
1.155% (US0003M + 1.000%) due 05/18/2024 ~		$400	405
1.750% due 07/24/2027 •	GBP	300	420
3.000% due 07/22/2028 •		500	746
4.000% due 03/09/2026 •(g)(h)		$500	509
4.292% due 09/12/2026 •		600	668
6.500% due 03/23/2028 •(g)(h)		200	230
Lloyds Banking Group PLC
3.900% due 03/12/2024		400	434
4.582% due 12/10/2025		900	1,012
7.625% due 06/27/2023 •(g)(h)	GBP	200	303
Marks & Spencer PLC 4.250% due 12/08/2023		100	147
Nationwide Building Society
3.622% due 04/26/2023 •		$500	513
3.766% due 03/08/2024 •		1,400	1,471
Natwest Group PLC
0.750% due 11/15/2025	EUR	200	242
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$1,600	1,637
2.000% due 03/04/2025 •	EUR	500	624
4.600% due 06/28/2031 •(g)(h)		$200	201
4.800% due 04/05/2026		900	1,031
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	612
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	100	130
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		$400	402
3.571% due 01/10/2023 •		200	203
4.750% due 09/15/2025		900	1,011
7.375% due 06/24/2022 (g)(h)	GBP	200	293
Santander UK PLC 5.000% due 11/07/2023		$211	230
Standard Chartered PLC
1.319% due 10/14/2023 •		800	808
7.500% due 04/02/2022 •(g)(h)		400	418
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	170
5.744% due 04/13/2040		190	353
5.801% due 10/13/2040		481	895

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	720

			21,968

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Alba PLC 0.274% due 11/25/2042 •		470	636
Avon Finance PLC 0.949% due 09/20/2048 •		633	879
Durham Mortgages B PLC 0.688% due 03/31/2054 •		573	792
Eurosail PLC
0.000% due 03/13/2045 •	EUR	229	270
0.244% due 12/10/2044 •	GBP	217	299
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	483	569
0.210% due 03/18/2039 •	GBP	622	853
0.220% due 06/18/2039 •		213	290
0.230% due 06/18/2038 •		214	292
Lanark Master Issuer PLC 0.902% due 12/22/2069 •		400	554
Mortgage Funding PLC 1.184% due 03/13/2046 •		55	76
Newgate Funding PLC 0.052% due 12/15/2050 •	EUR	338	399
Residential Mortgage Securities PLC
1.281% due 09/20/2065 •	GBP	484	671
1.299% due 06/20/2070 •		529	739
Ripon Mortgages PLC 0.881% due 08/20/2056 •		1,769	2,453
Southern Pacific Financing PLC 0.264% due 06/10/2043 •		29	40
Stanlington PLC 1.084% due 06/12/2046 •		536	743
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •		1,264	1,756
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		1,294	1,796
Towd Point Mortgage Funding PLC
0.949% due 07/20/2045 •		690	958
1.111% due 10/20/2051 •		840	1,168
Uropa Securities PLC
0.284% due 06/10/2059 •		254	343
0.434% due 06/10/2059 •		66	88
0.634% due 06/10/2059 •		51	69
0.834% due 06/10/2059 •		55	74

			16,807

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,360	354

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
0.125% due 03/22/2024 (f)		4,221	6,371
0.625% due 10/22/2050		400	470

			6,841

Total United Kingdom (Cost $43,778)			45,970

UNITED STATES 44.7%
ASSET-BACKED SECURITIES 5.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$558	561
ACE Securities Corp. Home Equity Loan Trust 0.992% due 12/25/2034 •		127	124
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.767% due 07/25/2035 •		51	51
Argent Securities Trust
0.392% due 07/25/2036 •		710	289
0.572% due 07/25/2036 •		887	373

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Asset-Backed Funding Certificates Trust 0.252% due 01/25/2037 •	504	358
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •	711	704
0.827% due 09/25/2035 •	762	762
0.892% due 09/25/2046 •	94	93
Countrywide Asset-Backed Certificates
0.242% due 05/25/2037 •	83	83
0.312% due 09/25/2037 ^•	89	89
4.471% due 10/25/2046 ^~	41	41
4.558% due 07/25/2036 ~	41	42
Countrywide Asset-Backed Certificates Trust 1.052% due 10/25/2035 •	215	216
Countrywide Asset-Backed Certificates Trust, Inc. 0.812% due 07/25/2034 •	174	172
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •	16	16
Credit-Based Asset Servicing & Securitization LLC 0.312% due 07/25/2037 •	222	176
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.457% due 03/25/2037 ^þ	987	504
Fieldstone Mortgage Investment Trust 0.412% due 11/25/2036 •	1,050	770
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •	80	80
1.367% due 07/25/2034 •	177	178
First NLC Trust 0.797% due 12/25/2035 •	137	137
GSAA Home Equity Trust 0.992% due 08/25/2037 •	104	105
GSAMP Trust
0.182% due 01/25/2037 •	164	120
0.242% due 12/25/2046 •	711	468
0.632% due 04/25/2036 •	738	586
HSI Asset Securitization Corp. Trust 0.532% due 12/25/2036 •	546	214
JP Morgan Mortgage Acquisition Trust
0.252% due 08/25/2036 •	4	2
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •	32	32
MASTR Asset-Backed Securities Trust 0.572% due 03/25/2036 •	647	523
Merrill Lynch Mortgage Investors Trust
0.202% due 08/25/2037 •	532	345
0.612% due 04/25/2037 •	730	507
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •	556	339
0.232% due 10/25/2036 •	620	370
0.232% due 11/25/2036 •	220	139
0.312% due 11/25/2036 •	220	140
0.322% due 10/25/2036 •	809	537
0.737% due 09/25/2035 •	154	154
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	490	277
Residential Asset Mortgage Products Trust 1.022% due 05/25/2035 •	55	55
Residential Asset Securities Corp. Trust 0.772% due 11/25/2035 •	160	160
Securitized Asset-Backed Receivables LLC Trust 1.067% due 03/25/2035 •	7	7
Specialty Underwriting & Residential Finance Trust 3.639% due 02/25/2037 ^þ	562	299
Structured Asset Investment Loan Trust 0.812% due 02/25/2035 •	123	124
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	675	681
2.710% due 01/25/2060 ~	673	692
2.900% due 10/25/2059 ~	2,563	2,657
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,100	1,161

		16,513

CORPORATE BONDS & NOTES 8.1%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	400	426
Amgen, Inc. 3.625% due 05/15/2022	400	407
AT&T, Inc.
3.100% due 02/01/2043	200	196
3.300% due 02/01/2052	200	195
Bayer U.S. Finance LLC
1.129% (US0003M + 1.010%) due 12/15/2023 ~	600	609
4.375% due 12/15/2028	800	917
Broadcom, Inc.
2.450% due 02/15/2031	400	393

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.600% due 02/15/2033		200	196
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	210
Charter Communications Operating LLC 3.750% due 02/15/2028		1,100	1,214
Citigroup, Inc.
2.876% due 07/24/2023 •		100	103
3.142% due 01/24/2023 •		100	102
CVS Pass-Through Trust 7.507% due 01/10/2032		1,191	1,509
Dell International LLC 6.020% due 06/15/2026		200	240
Discover Bank 3.350% due 02/06/2023		300	313
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~		200	200
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	69
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	362
1.700% due 06/30/2022	GBP	200	280
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	200	237
0.000% due 12/07/2022 •		100	118
0.189% due 11/15/2023 •		100	117
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$300	299
2.748% due 06/14/2024	GBP	200	281
3.087% due 01/09/2023		$500	511
3.375% due 11/13/2025		400	415
4.000% due 11/13/2030		200	210
5.596% due 01/07/2022		200	204
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	723
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	633
2.908% due 06/05/2023 •		$200	204
4.223% due 05/01/2029 •		200	228
Kilroy Realty LP 3.450% due 12/15/2024		100	107
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	511
Morgan Stanley 0.735% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,300	1,858
Nissan Motor Acceptance Corp. 0.836% due 09/28/2022 •		$1,000	1,001
Oracle Corp.
2.875% due 03/25/2031 (i)		1,100	1,145
3.950% due 03/25/2051 (i)		200	219
Organon Finance 1 LLC
2.875% due 04/30/2028	EUR	100	120
5.125% due 04/30/2031		$200	206
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.150% due 01/01/2026		100	103
3.500% due 06/15/2025		100	105
4.000% due 12/01/2046		100	94
4.550% due 07/01/2030		100	107
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,314
Rio Oil Finance Trust 9.250% due 07/06/2024		766	850
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		200	201
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		200	201
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	201
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		75	75
4.738% due 03/20/2025		188	202
Tagua Leasing LLC 1.581% due 11/16/2024		2,222	2,265
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		800	864
Walt Disney Co.
3.500% due 05/13/2040		300	335
3.600% due 01/13/2051		300	341

			24,643

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		304	300

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust 2.538% due 01/25/2035 ~	8	9
Banc of America Funding Trust
0.302% due 04/25/2037 ^•	69	66
0.513% due 04/20/2047 ^•	81	79
2.852% due 05/25/2035 ~	79	80
6.000% due 07/25/2037 ^	182	181
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^	84	83
BCAP LLC Trust 0.512% due 05/25/2047 •	262	253
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •	26	26
2.849% due 04/25/2034 ~	97	97
2.893% due 02/25/2034 ~	6	6
3.554% due 08/25/2035 ~	14	14
Bear Stearns ALT-A Trust
2.624% due 05/25/2035 ~	85	87
3.051% due 09/25/2035 ^~	271	160
Chase Mortgage Finance Trust
3.032% due 03/25/2037 ^~	171	171
3.059% due 07/25/2037 ~	32	30
Citigroup Mortgage Loan Trust 2.529% due 04/25/2037 ^~	178	160
Citigroup Mortgage Loan Trust, Inc. 2.579% due 05/25/2035 ~	36	37
Countrywide Alternative Loan Trust
0.513% due 07/20/2046 ^•	94	75
2.504% due 06/25/2037 ~	148	135
5.500% due 10/25/2035 ^	20	18
5.500% due 02/25/2036 ^	40	33
6.000% due 01/25/2037 ^	324	326
6.000% due 02/25/2037 ^	561	322
6.000% due 05/25/2037 ^	450	288
6.250% due 12/25/2036 ^•	466	320
6.500% due 08/25/2037 ^	323	198
8.000% due 10/25/2036 ^	26	24
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	141	104
6.250% due 09/25/2036 ^	239	148
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •	149	143
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	252	253
GreenPoint Mortgage Funding Trust 0.252% due 02/25/2037 ^•	2	6
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~	8	8
GSR Mortgage Loan Trust 2.900% due 05/25/2037 ^~	14	11
HarborView Mortgage Loan Trust
2.622% due 02/25/2036 ^~	25	11
2.648% due 07/19/2035 ^~	3	3
Impac Secured Assets Trust 3.100% due 07/25/2035 ~	56	49
IndyMac Mortgage Loan Trust
0.572% due 07/25/2035 •	7	7
2.880% due 12/25/2034 ~	4	4
2.976% due 06/25/2036 ~	199	197
JP Morgan Alternative Loan Trust
2.716% due 12/25/2036 ~	27	27
3.313% due 05/25/2037 ^~	265	248
JP Morgan Mortgage Trust
2.453% due 02/25/2035 ~	3	3
2.588% due 10/25/2035 ^~	240	217
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	104	105
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	820
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •	24	24
2.756% due 03/25/2036 ^~	85	55
Morgan Stanley Mortgage Loan Trust
0.992% due 02/25/2036 ^•	28	26
2.825% due 05/25/2036 ^~	161	121
3.301% due 09/25/2035 ^~	111	52
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	841	878
2.750% due 11/25/2059 ~	785	813
Prime Mortgage Trust
0.592% due 02/25/2035 •	163	159
6.000% due 06/25/2036 ^	44	43

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Residential Accredit Loans, Inc. Trust
0.192% due 05/25/2037 •	370	359
0.232% due 01/25/2037 •	385	381
0.262% due 12/25/2036 •	219	217
0.352% due 02/25/2037 •	150	163
0.472% due 07/25/2036 •	300	314
0.492% due 11/25/2036 ^•	204	144
5.000% due 09/25/2036 ^	59	55
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	20	21
Structured Adjustable Rate Mortgage Loan Trust
0.412% due 10/25/2035 •	88	87
3.055% due 04/25/2036 ^~	134	102
Structured Asset Mortgage Investments Trust
0.492% due 05/25/2036 •	276	270
0.512% due 05/25/2036 •	30	26
Structured Asset Securities Corp. 0.372% due 01/25/2036 •	162	152
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •	381	343
SunTrust Adjustable Rate Mortgage Loan Trust 2.178% due 02/25/2037 ^~	133	125
Thornburg Mortgage Securities Trust 0.832% due 09/25/2034 •	23	24
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 11/25/2045 •	72	71
0.872% due 10/25/2044 •	62	61
1.516% due 08/25/2042 •	4	4
3.103% due 12/25/2036 ^~	223	216
3.250% due 10/25/2036 ^~	417	402
Washington Mutual Mortgage Pass-Through Certificates Trust
0.252% due 02/25/2037 ^•	470	424
5.500% due 11/25/2035 ^	74	75
6.500% due 08/25/2035 ^	86	86

		11,935

	SHARES
PREFERRED SECURITIES 0.7%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	500,000	605
Bank of America Corp. 5.875% due 03/15/2028 •(g)	600,000	687
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	800,000	829

		2,121

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.492% due 06/25/2036 •	35	35
3.000% due 01/01/2022 - 03/01/2060	890	929
3.500% due 01/01/2059	1,112	1,210
Freddie Mac
0.460% due 01/15/2038 •	495	497
1.992% due 01/15/2038 ~(a)	495	32
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047	32	33
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	5,100	5,291
3.000% due 02/01/2027 - 06/01/2051	544	579
3.500% due 01/01/2026 - 07/01/2050	1,033	1,098
4.000% due 01/01/2037 - 06/01/2050	722	772
4.500% due 05/01/2023 - 03/01/2044	223	244
5.000% due 08/01/2033 - 10/01/2041	92	104
5.500% due 07/01/2035 - 02/01/2041	104	120
6.000% due 06/01/2026 - 09/01/2039	405	457
Uniform Mortgage-Backed Security, TBA
2.500% due 09/01/2051	1,300	1,339
3.000% due 07/01/2051 - 08/01/2051	900	938
3.500% due 08/01/2051	3,600	3,792
4.000% due 08/01/2051	30,065	32,043

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 08/01/2051		2,000	2,154

			51,667

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Bonds
1.375% due 11/15/2040		200	180
1.625% due 11/15/2050 (k)		2,600	2,336
1.875% due 02/15/2041 (k)(o)		6,300	6,169
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (m)		521	575
0.500% due 01/15/2028 (k)(m)		4,762	5,342
2.500% due 01/15/2029 (k)(m)		4,788	6,171
3.875% due 04/15/2029 (m)		650	914
U.S. Treasury Notes
2.875% due 04/30/2025 (k)(o)		7,100	7,702

			29,389

Total United States (Cost $131,201)			136,568

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (j) 2.2%			6,617

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(1.959)% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	15,820	94

ISRAEL TREASURY BILLS 1.2%
(0.022)% due 11/30/2021 - 06/08/2022 (d)(e)	ILS	12,200	3,742

Total Short-Term Instruments (Cost $10,450)			10,453

Total Investments in Securities (Cost $375,012)			385,629

		SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short Asset Portfolio		21,675	217
PIMCO Short-Term Floating NAV Portfolio III		587,544	5,794

Total Short-Term Instruments (Cost $6,010)			6,011

Total Investments in Affiliates (Cost $6,010)			6,011

Total Investments 128.3% (Cost $381,022)			$391,640
Financial Derivative Instruments (l)(n) 0.8%(Cost or Premiums, net $(2,265))			2,325
Other Assets and Liabilities, net (29.1)%			(88,812)

Net Assets 100.0%			$305,153

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$500	$508	0.17%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021	300	306	0.10
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	902	917	0.30
Morgan Stanley	0.735	02/03/2023	01/30/2020	1,743	1,858	0.61
Oracle Corp.	2.875	03/25/2031	03/22/2021	1,098	1,145	0.38
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	219	0.07

$4,743	$4,953	1.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.010%	04/20/2021	TBD(2)	GBP	1,718	United Kingdom Gilt 1.750% due 01/22/2049	$(2,338)	$2,376	$2,376
(0.500)	05/25/2021	07/02/2021	PLN	16,171	Republic of Poland Government International Bond 2.500% due 07/25/2027	$(4,508)	$4,241	$4,241

Total Repurchase Agreements	$(6,846)	$6,617	$6,617

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BOS	0.040%	06/17/2021	07/19/2021	$(790)	$(790)
BPS	(0.580)	05/20/2021	08/19/2021	EUR	(793)	(940)
(0.520)	05/20/2021	08/19/2021	(2,471)	(2,928)
(0.520)	06/29/2021	08/19/2021	(16,326)	(19,358)
BSN	0.050	05/13/2021	07/13/2021	$(322)	(322)
CEW	(0.520)	06/28/2021	08/19/2021	EUR	(260)	(309)
CIB	0.040	05/20/2021	07/20/2021	$(8,663)	(8,663)
DEU	0.000	05/06/2021	07/06/2021	(1,479)	(1,479)
MYI	(0.600)	06/28/2021	08/19/2021	EUR	(2,637)	(3,127)
NOM	0.050	06/17/2021	07/19/2021	$(4,903)	(4,903)

Total Reverse Repurchase Agreements	$(42,819)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions

MSC	0.030%	06/09/2021	07/09/2021	$(3,099)	$(3,099)
TDL	0.070	06/30/2021	07/02/2021	(851)	(851)

Total Sale-Buyback Transactions	$(3,950)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Canada (0.5)%
Sovereign Issues (0.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	1,700	$(1,605)	$(1,651)

United Kingdom (0.9)%
Corporate Bonds & Notes (0.1)%
Barclays Bank PLC	7.625%	11/21/2022	$200	(219)	(220)

Sovereign Issues (0.8)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	1,500	(2,175)	(2,340)

Total United Kingdom	(2,394)	(2,560)
United States (3.6)%
U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$6,350	(6,385)	(6,400)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	4,200	(4,334)	(4,336)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2051	100	(104)	(104)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2036	300	(321)	(320)

Total United States	(11,144)	(11,160)

Total Short Sales (5.0)%	$(15,143)	$(15,371)

(k)	Securities with an aggregate market value of $46,881 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(55,696) at a weighted average interest rate of (0.236%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $23 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	8	$1,996	$0	$0	$0
Euro-BTP Italy Government Bond September Futures	09/2021	18	3,232	40	16	0
Japan Government 10-Year Bond September Futures	09/2021	5	6,827	7	2	0
U.S. Treasury 5-Year Note September Futures	09/2021	99	12,220	(30)	6	0
U.S. Treasury 10-Year Note September Futures	09/2021	98	12,985	85	23	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	68	10,010	194	33	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	14	2,698	131	15	0

$427	$95	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	20	$(1,747)	$4	$0	$(1)
Canada Government 10-Year Bond September Futures	09/2021	15	(1,761)	(23)	0	(3)
Euro-Bobl September Futures	09/2021	43	(6,840)	(4)	2	(8)
Euro-Bund 10-Year Bond September Futures	09/2021	62	(12,690)	(82)	14	(40)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	94	(17,727)	(68)	7	(52)
Euro-Schatz September Futures	09/2021	317	(42,151)	5	0	(4)
United Kingdom Long Gilt September Futures	09/2021	46	(8,151)	(85)	0	(9)

$(253)	$23	$(117)

Total Futures Contracts	$174	$118	$(117)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.123%	$1,200	$19	$(3)	$16	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.202	300	3	0	3	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.469	EUR	1,400	55	(6)	49	0	0

$77	$(9)	$68	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$372	$(1)	$1	$0	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	200	(19)	(2)	(21)	0	0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	400	(38)	(3)	(41)	0	0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	2,300	0	(20)	(20)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	17,700	(121)	(113)	(234)	1	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	9,200	(48)	(49)	(97)	1	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,800	(32)	(11)	(43)	1	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	900	(11)	(7)	(18)	0	0

$(270)	$(204)	$(474)	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$900	$21	$2	$23	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	17,300	409	37	446	3	0

$430	$39	$469	$3	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$84,600	$(1)	$(30)	$(31)	$0	$(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	(11)	(11)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,900	1	(8)	(7)	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	(3)	(3)	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	2,800	0	0	0	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	8,800	1	0	1	0	(1)

$1	$(54)	$(53)	$0	$(5)

Variation Margin
INTEREST RATE SWAPS
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	300	$1	$(1)	$0	$0	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		4,900	(2)	18	16	11	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		800	51	(29)	22	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	10,100	5	20	25	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		24,100	(12)	71	59	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		13,400	7	27	34	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		7,100	4	13	17	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		10,000	5	19	24	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		11,200	(5)	32	27	1	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		130,700	83	(244)	(161)	0	(7)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		26,200	5	(50)	(45)	0	(1)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		21,800	(21)	40	19	1	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		38,600	(7)	(47)	(54)	0	(2)
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025		3,500	34	(21)	13	0	(2)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,400	23	(1)	22	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,200	13	(3)	10	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		2,100	45	(31)	14	1	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(3)	(10)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		4,700	26	(113)	(87)	9	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,000	129	(39)	90	6	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,000	97	(34)	63	6	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	250	0	(2)	(2)	0	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(49)	147	6	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(26)	48	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$16,600	(330)	130	(200)	0	(2)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		6,600	6	2	8	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,600	(126)	11	(115)	0	(1)
Receive(6)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	(107)	29	(78)	0	(1)
Receive(6)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	(118)	34	(84)	0	(2)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	09/28/2025		6,900	(738)	132	(606)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,900	62	(44)	18	1	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		1,500	16	19	35	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		9,740	(194)	(22)	(216)	6	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		10,500	(344)	(149)	(493)	11	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		900	(49)	5	(44)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,300	(1,076)	263	(813)	0	(16)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,500	(191)	32	(159)	0	(5)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		6,000	120	92	212	0	(15)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		12,035	580	139	719	0	(31)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		5,100	487	(152)	335	0	(14)
Pay(6)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		370	0	17	17	1	0
Receive(6)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		1,500	0	(30)	(30)	0	(4)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		1,200	25	(2)	23	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		200	16	0	16	0	(1)
Pay	3-Month USD-LIBOR	1.854	Semi-Annual	12/31/2045		900	24	(8)	16	5	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		600	64	3	67	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,800	218	2	220	0	(12)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		1,100	(81)	(1)	(82)	6	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,450	(518)	196	(322)	13	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		100	(18)	6	(12)	1	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		500	(4)	(14)	(18)	0	(3)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		500	(4)	(18)	(22)	0	(3)
Receive(6)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		550	3	(2)	1	0	(4)
Receive(6)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		400	0	(18)	(18)	0	(3)
Receive(6)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		500	0	(27)	(27)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		450	0	(23)	(23)	0	(3)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		700	(29)	(7)	(36)	0	(5)
Receive(6)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		500	0	(36)	(36)	0	(4)
Receive(6)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		250	11	0	11	0	(2)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	24	(8)	16	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	64	(18)	46	0	(2)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	4,100	(31)	93	62	0	(9)
Receive	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031		150	0	(2)	(2)	0	(1)
Pay	6-Month CHF-LIBOR	(0.620)	Annual	03/18/2025	CHF	3,000	(7)	(7)	(14)	0	0
Pay	6-Month CHF-LIBOR	(0.500)	Annual	09/16/2025		13,100	22	(77)	(55)	1	0
Pay(6)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026	EUR	13,200	6	(22)	(16)	10	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		28,600	(401)	(18)	(419)	54	0
Receive(6)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		700	0	(2)	(2)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		900	0	(4)	(4)	0	(2)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		400	(26)	17	(9)	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	11	24	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		4,700	5	(44)	(39)	0	(21)
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	8	15	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	50,000	(5)	(1)	(6)	0	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		210,000	23	11	34	0	(1)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		190,000	(4)	(2)	(6)	3	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		37,000	16	(1)	15	1	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	1	(13)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	7	(8)	0	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026		29,000	1	(19)	(18)	0	(2)
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		15,200	1	45	46	5	0
Pay	6-Month PLN-WIBOR	1.730	Annual	05/25/2027	PLN	15,300	0	52	52	43	0
Receive(6)	6-Month PLN-WIBOR	1.515	Annual	07/02/2027		15,300	0	4	4	4	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/13/2025	MXN	61,200	31	(207)	(176)	7	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	570	7	26	33	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030		420	2	18	20	0	(1)
Receive	UKRPI	3.510	Maturity	11/15/2030		220	(2)	10	8	0	(1)
Pay	UKRPI	3.740	Maturity	03/15/2031		600	0	0	0	3	0
Pay	UKRPI	3.700	Maturity	04/15/2031		300	3	(7)	(4)	1	0
Pay	UKRPI	3.217	Maturity	11/15/2040		970	(58)	(99)	(157)	7	0
Pay	UKRPI	3.272	Maturity	11/15/2040		300	(11)	(30)	(41)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040		420	(15)	(43)	(58)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040		370	(2)	(38)	(40)	3	0
Receive	UKRPI	3.000	Maturity	11/15/2050		400	52	79	131	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		300	27	60	87	0	(5)
Receive	UKRPI	3.143	Maturity	11/15/2050		150	2	30	32	0	(2)

							$(1,836)	$(71)	$(1,907)	$238	$(212)

Total Swap Agreements							$(1,598)	$(299)	$(1,897)	$244	$(217)

(m)	Securities with an aggregate market value of $2,698 and cash of $4,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		DKK	34,594		$5,505		$0		$(11)
		07/2021		MXN	9,110		459		3		0
		07/2021		NOK	13,795		1,609		7		0
		08/2021			$144		CZK	2,988	0		(5)
		08/2021			1,609		NOK	13,795	0		(7)
		08/2021			206		RUB	15,523	4		0
		09/2021			8,772		INR	645,803	0		(164)
		09/2021			442		PLN	1,677	0		(2)
		09/2021			464		RUB	33,872	0		(7)
		11/2021			255		RON	1,040	0		(6)
BPS		07/2021		AUD	8,886		$6,905		242		0
		07/2021		EUR	1,378		1,647		13		0
		07/2021		JPY	1,370,125		12,527		194		0
		07/2021		NZD	505		367		14		0
		07/2021			$437		AUD	569	0		(11)
		07/2021			17		RUB	1,293	0		0
		08/2021		JPY	1,272,459		$11,467		11		0
		09/2021		CNH	16,538		2,545		1		0
		09/2021		INR	57,923		774		2		0
		09/2021		MYR	8,808		2,117		1		0
		09/2021			$2,407		THB	75,270	0		(59)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021		848	VND	19,472,625	0	(4)
	09/2021	ZAR	1,630		$113	0	0
	11/2021	MXN	9,790		485	2	0
BRC	07/2021	CHF	201		224	6	0
	07/2021		$359	GBP	257	0	(3)
	08/2021		803	MXN	16,635	28	0
	09/2021		290	PLN	1,102	0	(1)
CBK	07/2021	AUD	3,099		$2,397	73	0
	07/2021	DKK	25,854		4,100	0	(22)
	07/2021	MXN	802		40	0	0
	07/2021	PEN	1,694		441	0	0
	07/2021	RUB	42,588		588	8	0
	07/2021		$492	DKK	3,095	1	0
	07/2021		1,772	NOK	14,805	0	(53)
	07/2021		440	PEN	1,694	1	0
	07/2021		172	RUB	13,300	9	0
	08/2021		400	HUF	120,220	6	0
	08/2021		188	RUB	14,151	4	0
	09/2021	CNH	18,597		$2,863	2	0
	09/2021	KRW	745,377		661	2	0
	09/2021	PEN	4,207		1,112	16	0
	09/2021	PLN	16,119		4,367	139	0
	09/2021		$4,402	PLN	16,172	0	(160)
	09/2021		892	ZAR	12,273	0	(41)
	10/2021	PEN	4,032		$1,085	35	(1)
	11/2021	ILS	13,703		4,194	6	(24)
	12/2021	PEN	4,985		1,340	42	0
	01/2022	ILS	3,377		1,031	0	(8)
	02/2022		4,401		1,361	7	0
	02/2022	PEN	1,002		261	0	0
	03/2022	ILS	2,401		726	0	(13)
	04/2022		500		154	0	0
	04/2022	PEN	9,178		2,413	29	0
	06/2022	ILS	1,699		524	0	0
	08/2022		913		282	0	0
GLM	07/2021	BRL	2,867		581	5	0
	07/2021	GBP	19,186		27,124	584	0
	07/2021		$573	BRL	2,867	3	0
	07/2021		345	RUB	26,659	18	0
	08/2021		450		33,357	4	(2)
	09/2021	HKD	986		$127	0	0
	09/2021		$1,411	HKD	10,949	0	(1)
	09/2021		326	KZT	141,755	1	0
	09/2021		3,992	MXN	83,873	183	0
	09/2021		464	PLN	1,763	0	(2)
	09/2021		588	RUB	43,096	0	(6)
	09/2021		2,933	TWD	80,343	0	(37)
	09/2021		432	ZAR	5,947	0	(19)
	11/2021		1,638	PEN	6,141	0	(39)
	01/2022	ILS	2,955		$905	0	(4)
	02/2022	CAD	397		329	9	0
HUS	07/2021	EUR	304		363	3	0
	07/2021		$629	CAD	765	0	(12)
	07/2021		208	EUR	175	0	(1)
	07/2021		26,126	GBP	18,876	0	(15)
	07/2021		672	ILS	2,181	0	(3)
	08/2021	GBP	18,876		$26,128	14	0
	08/2021		$424	RUB	31,934	9	0
	09/2021	PLN	664		$176	2	0
	09/2021	TWD	6,615		239	1	0
	09/2021		$9,105	CNH	58,512	0	(103)
	09/2021		4,202	KRW	4,681,493	0	(60)
	09/2021		525	PLN	2,011	2	0
	09/2021		244	RUB	17,834	0	(3)
	10/2021	PEN	360		$96	2	0
	12/2021	SGD	208		155	0	0
IND	08/2021	COP	1,034,798		275	0	0
	09/2021	THB	7,119		222	0	0
JPM	07/2021	CAD	248		204	4	0
	07/2021	DKK	28,824		4,572	0	(24)
	07/2021	JPY	26,100		237	2	0
	07/2021		$3,048	DKK	18,945	0	(28)
	07/2021		351	GBP	253	0	(1)
	07/2021		1,117	JPY	123,766	0	(3)
	08/2021		242	CZK	5,039	0	(8)
	10/2021	DKK	15,995		$2,572	17	0
	12/2021		$661	PHP	31,913	0	(15)
MYI	07/2021	AUD	352		$267	3	0
	07/2021	BRL	18,435		3,657	0	(49)
	07/2021	NOK	1,010		119	1	0
	07/2021		$3,692	BRL	18,435	18	(4)
	07/2021		4,394	DKK	27,362	0	(31)
	07/2021		171	RUB	13,088	8	0
	08/2021	BRL	2,867		$578	4	0
	08/2021		$3,645	BRL	18,435	48	0
	10/2021	DKK	27,362		$4,402	31	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

RBC	09/2021	TWD	6,637	242	3	0
SCX	07/2021	EUR	25,426	31,105	956	0
07/2021	$97	CAD	120	0	(1)
07/2021	233	EUR	195	0	(1)
07/2021	450	PEN	1,785	14	0
08/2021	EUR	23,841	$28,291	3	0
08/2021	$786	COP	2,848,456	0	(28)
08/2021	72	CZK	1,497	0	(2)
09/2021	2,485	IDR	35,786,212	0	(49)
12/2021	669	SGD	885	0	(11)
SOG	07/2021	166	AUD	219	0	(2)
07/2021	5,230	DKK	32,565	0	(37)
07/2021	196	RUB	15,191	11	0
08/2021	235	17,746	6	0
09/2021	2,558	CNH	16,621	0	(1)
10/2021	DKK	32,565	$5,239	37	0
SSB	07/2021	GBP	200	278	2	0
07/2021	$3,454	BRL	18,435	252	0
07/2021	1,140	DKK	7,104	0	(7)
07/2021	3,458	EUR	2,897	0	(23)
09/2021	323	KRW	364,838	0	0
TOR	07/2021	CAD	4,282	$3,544	90	0
08/2021	3,645	2,943	3	0
UAG	07/2021	$5,720	AUD	7,540	0	(65)
07/2021	561	RUB	43,036	25	0
08/2021	AUD	7,540	$5,720	65	0
09/2021	IDR	5,128,344	352	3	0
09/2021	$4	PLN	14	0	0
09/2021	240	RUB	17,620	0	(2)

Total Forward Foreign Currency Contracts	$3,354	$(1,301)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	07/15/2021	1,400	$21	$2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	08/06/2021	1,300	19	4
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	1,800	37	4
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	4,500	57	30
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	4,000	49	27

$183	$67

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	600	$46	$90
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	200	1	0

$47	$90

Total Purchased Options	$230	$157

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	500	$0	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	800	(1)	0
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	700	(1)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	600	0	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	900	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	3,000	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	700	(1)	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,000	(3)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	400	0	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	600	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,200	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,100	(1)	(1)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	200	(1)	(1)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	300	(1)	(1)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	500	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,300	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	400	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,100	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	500	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	100	0	0

$(43)	$(15)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	1,702	$(17)	$(22)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	10,800	$(54)	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	07/15/2021	1,400	(9)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	07/15/2021	1,400	(12)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.448	08/06/2021	1,300	(9)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	08/06/2021	1,300	(10)	(1)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(86)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	3,200	(4)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	3,200	(4)	(9)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	(1)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	2,300	(17)	(1)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	10,800	(96)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	3,400	(5)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	3,400	(5)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	500	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	500	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	1,700	(45)	(22)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,800	(31)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	500	(1)	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.670	07/15/2021	500	(1)		0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.320	01/25/2022	1,800	(27)		(23)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Receive	0.010	02/07/2022	17,400	(23)		(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	0.010	02/07/2022	17,400	(22)		(47)

								$(530)		$(222)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR			10/07/2022	6,250	$(6)		$(1)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR			10/08/2022	3,500	(4)		0

								$(10)		$(1)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			$101.422	07/07/2021		500	$(2)		$(1)

Total Written Options								$(602)		$(261)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.031%	$200	$(7)	$5	$0	$(2)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	1,500	(37)	9	0	(28)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	700	(13)	1	0	(12)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	700	(24)	17	0	(7)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	1,800	(45)	12	0	(33)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	1,200	(42)	30	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,300	(25)	2	0	(23)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	1,700	(59)	42	0	(17)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	700	(18)	5	0	(13)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	900	(22)	6	0	(16)

							$(292)	$129	$0	$(163)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$400	$(9)	$16	$7	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	200	(5)	8	3	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	400	(10)	16	6	0
MYC	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	800	21	3	24	0

							$(3)	$43	$40	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$(30)	$0	$(17)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	0	176	176	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	180	170	0

$3	$326	$346	$(17)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	1,200	$(1)	$3	$2	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	3,800	0	5	5	0
Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	127	127	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	MYR	6,300	(2)	10	8	0

$(3)	$145	$142	$0

Total Swap Agreements	$(295)	$643	$528	$(180)

(o)

Securities with an aggregate market value of $266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$41	$0	$41
Australia
Non-Agency Mortgage-Backed Securities	0	308	0	308
Sovereign Issues	0	10,793	0	10,793
Brazil
Corporate Bonds & Notes	0	3,352	0	3,352
Canada
Corporate Bonds & Notes	0	829	0	829
Non-Agency Mortgage-Backed Securities	0	282	0	282
Sovereign Issues	0	2,286	0	2,286
Cayman Islands
Asset-Backed Securities	0	11,786	0	11,786
Corporate Bonds & Notes	0	4,366	0	4,366
Non-Agency Mortgage-Backed Securities	0	401	0	401
Chile
Corporate Bonds & Notes	0	1,150	0	1,150
Sovereign Issues	0	0	894	894
China
Sovereign Issues	0	22,175	0	22,175
Czech Republic
Sovereign Issues	0	287	0	287
Denmark
Corporate Bonds & Notes	0	12,243	0	12,243
Dominican Republic
Sovereign Issues	0	547	0	547
France
Corporate Bonds & Notes	0	2,835	0	2,835
Sovereign Issues	0	4,236	0	4,236
Germany
Corporate Bonds & Notes	0	7,956	0	7,956
Guatemala
Sovereign Issues	0	233	0	233
Hong Kong
Corporate Bonds & Notes	0	213	0	213
India
Corporate Bonds & Notes	0	2,257	0	2,257
Indonesia
Corporate Bonds & Notes	0	983	0	983
Sovereign Issues	0	1,418	0	1,418
Ireland
Asset-Backed Securities	0	3,536	0	3,536
Corporate Bonds & Notes	0	1,227	0	1,227
Israel
Sovereign Issues	0	7,236	0	7,236
Italy
Corporate Bonds & Notes	0	5,070	0	5,070
Sovereign Issues	0	22,266	0	22,266
Japan
Corporate Bonds & Notes	0	2,062	0	2,062
Sovereign Issues	0	10,275	0	10,275
Luxembourg
Corporate Bonds & Notes	0	3,642	0	3,642
Malaysia
Corporate Bonds & Notes	0	668	0	668
Sovereign Issues	0	3,185	0	3,185
Mexico
Corporate Bonds & Notes	0	1,152	0	1,152
Multinational
Corporate Bonds & Notes	0	311	0	311
Netherlands
Asset-Backed Securities	0	3,274	0	3,274
Corporate Bonds & Notes	0	968	0	968
Non-Agency Mortgage-Backed Securities	0	396	0	396
Preferred Securities	0	168	0	168
New Zealand
Sovereign Issues	0	341	0	341
Peru
Corporate Bonds & Notes	0	322	0	322
Sovereign Issues	0	4,366	0	4,366
Philippines
Sovereign Issues	0	491	0	491
Qatar
Corporate Bonds & Notes	897	0	0	897
Sovereign Issues	0	2,769	0	2,769
Romania
Sovereign Issues	0	1,814	0	1,814
Russia
Sovereign Issues	0	3,432	0	3,432
Saudi Arabia
Corporate Bonds & Notes	0	408	0	408
Sovereign Issues	0	2,524	0	2,524
Serbia
Sovereign Issues	0	2,315	0	2,315
Singapore

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes	0	1,456	0	1,456
Sovereign Issues	0	1,181	0	1,181
South Africa
Sovereign Issues	0	828	0	828
South Korea
Sovereign Issues	0	3,080	0	3,080
Spain
Corporate Bonds & Notes	0	676	0	676
Sovereign Issues	0	1,819	0	1,819
Supranational
Corporate Bonds & Notes	0	1,303	0	1,303
Switzerland
Corporate Bonds & Notes	0	5,078	0	5,078
United Arab Emirates
Sovereign Issues	0	231	0	231
United Kingdom
Corporate Bonds & Notes	0	21,968	0	21,968
Non-Agency Mortgage-Backed Securities	0	16,807	0	16,807
Preferred Securities	0	354	0	354
Sovereign Issues	0	6,841	0	6,841
United States
Asset-Backed Securities	0	16,513	0	16,513
Corporate Bonds & Notes	0	24,643	0	24,643
Loan Participations and Assignments	0	300	0	300
Non-Agency Mortgage-Backed Securities	0	11,935	0	11,935
Preferred Securities	0	2,121	0	2,121
U.S. Government Agencies	0	51,667	0	51,667
U.S. Treasury Obligations	0	29,389	0	29,389
Short-Term Instruments
Repurchase Agreements	0	6,617	0	6,617
Argentina Treasury Bills	0	94	0	94
Israel Treasury Bills	0	3,742	0	3,742

	$897	$383,838	$894	$385,629
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,011	$0	$0	$6,011

Total Investments	$6,908	$383,838	$894	$391,640

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(1,651)	$0	$(1,651)
United Kingdom
Corporate Bonds & Notes	$0	$(220)	$0	$(220)
Sovereign Issues	$0	$(2,340)	$0	$(2,340)
United States
U.S. Government Agencies	$0	$(11,160)	$0	$(11,160)

	$0	$(15,371)	$0	$(15,371)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	321	0	362
Over the counter	0	4,039	0	4,039

	$41	$4,360	$0	$4,401
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(117)	(217)	0	(334)
Over the counter	0	(1,742)	0	(1,742)

	$(117)	$(1,959)	$0	$(2,076)

Total Financial Derivative Instruments	$(76)	$2,401	$0	$2,325

Totals	$6,832	$370,868	$894	$378,594

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.8% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$184	$62
0.125% due 07/09/2035 þ		122	37
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,660	79

Total Argentina (Cost $892)			178

AUSTRALIA 3.5%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.942% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	220	166

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.010% due 09/05/2057 •		$719	721

SOVEREIGN ISSUES 3.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	30,800	22,705
1.000% due 11/21/2031		1,500	1,068
1.750% due 06/21/2051		800	531
2.500% due 05/21/2030		2,300	1,888
Northern Territory Treasury Corp. 2.000% due 04/21/2031		1,100	824
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,500	1,398

			28,414

Total Australia (Cost $28,246)			29,301

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	400	486

Total Austria (Cost $440)			486

CANADA 0.7%
CORPORATE BONDS & NOTES 0.5%
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		$2,500	2,507
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,435

			3,942

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	611	507

SOVEREIGN ISSUES 0.1%
Canada Government International Bond 2.000% due 12/01/2051		600	502

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	485	514

		1,016

Total Canada (Cost $5,213)		5,465

CAYMAN ISLANDS 6.3%
ASSET-BACKED SECURITIES 4.0%
American Money Management Corp. CLO Ltd. 1.166% due 04/14/2029 •	$1,700	1,704
Apidos CLO 0.000% due 07/17/2030 •	2,200	2,198
Arch Street CLO Ltd. 1.188% due 10/20/2028 •	2,100	2,101
Assurant CLO Ltd. 1.141% due 10/20/2031 •	2,100	2,100
CIFC Funding Ltd. 1.038% due 10/24/2030 •	2,100	2,101
Gallatin CLO Ltd. 1.236% due 01/21/2028 •	1,000	1,000
Jamestown CLO Ltd. 1.410% due 01/17/2027 •	228	228
MidOcean Credit CLO 0.000% due 01/29/2030 •	2,100	2,099
Mountain View CLO Ltd. 0.984% due 10/15/2026 •	38	38
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(b)	2,100	2,100
1.888% due 07/20/2028 •	1,420	1,420
Sound Point CLO Ltd. 1.156% due 07/25/2030 •	2,200	2,199
SP-Static CLO Ltd. 1.584% due 07/22/2028 •	1,352	1,354
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	2,100	2,100
Symphony CLO Ltd. 1.136% due 07/14/2026 •	1,476	1,478
Telos CLO Ltd. 1.460% due 01/17/2027 •	419	419
Venture CLO Ltd.
0.000% due 09/07/2030 •	2,200	2,198
1.064% due 04/15/2027 •	339	338
1.288% due 01/20/2029 •	1,800	1,802
Vibrant CLO Ltd.
1.085% due 06/20/2029 •	1,750	1,751
1.228% due 09/15/2030 •	2,100	2,100
WhiteHorse Ltd. 1.120% due 04/17/2027 •	53	53
Zais CLO Ltd. 1.334% due 04/15/2028 •	971	972

		33,853

CORPORATE BONDS & NOTES 1.9%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023	400	433
Country Garden Holdings Co. Ltd. 4.750% due 01/17/2023	200	205
KSA Sukuk Ltd. 4.303% due 01/19/2029	5,500	6,353
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	500	526
5.250% due 08/15/2022	1,500	1,570
QNB Finance Ltd. 1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,300	1,306
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026	1,000	1,000
2.694% due 06/17/2031	700	709
Sands China Ltd.
4.600% due 08/08/2023	300	319
5.125% due 08/08/2025	400	448
5.400% due 08/08/2028	800	930
Tencent Holdings Ltd.
2.390% due 06/03/2030	2,200	2,194
3.595% due 01/19/2028	300	329

		16,322

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
GPMT Ltd. 1.333% due 07/16/2035 •	2,100	2,106

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		1,000	1,002

			3,108

Total Cayman Islands (Cost $52,179)			53,283

CHINA 9.9%
CORPORATE BONDS & NOTES 0.3%
Industrial & Commercial Bank of China Ltd. 0.885% (US0003M + 0.750%) due 12/21/2021 ~		$700	700
Sinopec Group Overseas Development Ltd. 3.900% due 05/17/2022		1,800	1,848

			2,548

SOVEREIGN ISSUES 9.6%
China Development Bank
3.050% due 08/25/2026	CNY	6,000	918
4.040% due 04/10/2027		93,400	14,944
4.240% due 08/24/2027		109,000	17,636
China Government International Bond
2.850% due 06/04/2027		130,800	20,039
3.020% due 10/22/2025		33,800	5,252
3.280% due 12/03/2027		140,500	22,056

			80,845

Total China (Cost $80,139)			83,393

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	40,090	6,111
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		36,347	5,537
Nykredit Realkredit A/S
1.000% due 10/01/2050		116,201	17,756

Total Denmark (Cost $28,433)			29,404

FRANCE 3.2%
SOVEREIGN ISSUES 3.2%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	6,859
1.500% due 05/25/2050		4,500	6,203
2.000% due 05/25/2048		6,800	10,387
3.250% due 05/25/2045		2,100	3,881

Total France (Cost $24,010)			27,330

GERMANY 2.8%
CORPORATE BONDS & NOTES 2.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,300	2,870
1.750% due 01/17/2028		600	754
2.129% due 11/24/2026 •(i)		$400	406
2.625% due 12/16/2024	GBP	600	867
2.625% due 02/12/2026	EUR	1,600	2,081
3.300% due 11/16/2022		$3,200	3,316
3.547% due 09/18/2031 •		1,400	1,492
3.700% due 05/30/2024		1,100	1,180
3.729% due 01/14/2032 •(i)		1,000	1,019
3.950% due 02/27/2023		1,100	1,155
3.961% due 11/26/2025 •		1,900	2,055
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	300	367
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,100	1,156
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		300	328
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	239
5.375% due 04/23/2024	NZD	1,400	1,096
5.500% due 03/29/2022	AUD	1,100	858
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,320
Volkswagen Financial Services AG 0.750% due 10/14/2021		700	833

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Total Germany (Cost $22,756)			23,392

INDIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,000	1,025
State Bank of India 4.000% due 01/24/2022		300	305

			1,330

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.166% (US0003M + 1.020%) due 03/28/2022 ~ (i)		700	703

Total India (Cost $2,005)			2,033

INDONESIA 0.0%
SOVEREIGN ISSUES 0.0%
Indonesia Government International Bond 4.200% due 10/15/2050		$300	342

Total Indonesia (Cost $360)			342

IRELAND 1.4%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	949
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		700	832
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		$1,141	1,142
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	1,399	1,658
Marlay Park CLO DAC 0.740% due 10/15/2030 •		2,000	2,361
Toro European CLO DAC 0.900% due 10/15/2030 •		2,056	2,441

			9,383

CORPORATE BONDS & NOTES 0.3%
AIB Group PLC 4.750% due 10/12/2023		$300	326
German Postal Pensions Securitisation PLC 4.375% due 01/18/2022	EUR	2,000	2,435

			2,761

Total Ireland (Cost $12,306)			12,144

ISRAEL 1.8%
SOVEREIGN ISSUES 1.8%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	11,000	3,374
0.750% due 07/31/2022		9,100	2,814
2.000% due 03/31/2027		2,700	894
3.800% due 05/13/2060		$2,000	2,282
4.125% due 01/17/2048		400	482
5.500% due 01/31/2022	ILS	16,500	5,226

Total Israel (Cost $14,706)			15,072

ITALY 1.5%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,000	3,573
1.161% due 10/25/2021 •		3,100	3,687
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,400	1,728
2.625% due 04/28/2025		800	965

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		$1,900	2,203

			12,156

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	1,073

Total Italy (Cost $12,174)			13,229

JAPAN 4.1%
CORPORATE BONDS & NOTES 0.6%
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		$1,200	1,204
Mizuho Financial Group, Inc. 0.777% (US0003M + 0.630%) due 05/25/2024 ~		2,500	2,516
ORIX Corp. 3.250% due 12/04/2024		300	323
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	800	967

			5,010

SOVEREIGN ISSUES 3.5%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		$2,200	2,275
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,228
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	797,063	7,361
0.500% due 03/20/2049		977,000	8,474
0.700% due 12/20/2048		247,000	2,260
1.700% due 09/20/2032		400,000	4,238
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,188

			30,024

Total Japan (Cost $35,284)			35,034

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	281

Total Jersey, Channel Islands (Cost $249)			281

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$5,400	6,032

Total Kuwait (Cost $5,380)			6,032

LITHUANIA 0.4%
SOVEREIGN ISSUES 0.4%
Lithuania Government International Bond 6.625% due 02/01/2022		$3,300	3,425

Total Lithuania (Cost $3,419)			3,425

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (e)	EUR	2,300	2,742
Sberbank of Russia Via SB Capital S.A. 5.125% due 10/29/2022		$200	209

Total Luxembourg (Cost $2,821)			2,951

MALAYSIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$400	439
4.550% due 04/21/2050		300	371

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

4.800% due 04/21/2060		300	398

			1,208

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	19,600	4,941
3.828% due 07/05/2034		4,100	986
4.642% due 11/07/2033		8,200	2,137

			8,064

Total Malaysia (Cost $9,131)			9,272

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$500	569

Total Mexico (Cost $464)			569

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.419% (US0003M + 0.300%) due 09/22/2037 ~		$799	735

Total Multinational (Cost $594)			735

NETHERLANDS 2.2%
ASSET-BACKED SECURITIES 0.9%
Cairn CLO BV 0.670% due 01/31/2030 •	EUR	1,400	1,661
Dryden Euro CLO BV 0.660% due 04/15/2033 •		800	945
Jubilee CLO BV 0.252% due 12/15/2029 •		2,367	2,799
Tikehau CLO BV 0.880% due 12/07/2029 •		1,664	1,975

			7,380

CORPORATE BONDS & NOTES 1.2%
Cooperatieve Rabobank UA
1.006% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,927
3.875% due 09/26/2023		2,400	2,580
Enel Finance International NV 2.650% due 09/10/2024		1,300	1,367
ING Groep NV
1.146% (US0003M + 1.000%) due 10/02/2023 ~		800	814
4.100% due 10/02/2023		800	863
JT International Financial Services BV 3.500% due 09/28/2023		2,400	2,557

			10,108

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		315,150	504

Total Netherlands (Cost $17,193)			17,992

		PRINCIPAL AMOUNT (000s)
PERU 1.4%
SOVEREIGN ISSUES 1.4%
Peru Government International Bond
1.862% due 12/01/2032		600	558
5.350% due 08/12/2040	PEN	1,600	369
5.940% due 02/12/2029		20,700	5,891
6.350% due 08/12/2028		18,200	5,295

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Total Peru (Cost $12,816)			12,113

QATAR 2.4%
CORPORATE BONDS & NOTES 0.2%
Qatar Petroleum
1.375% due 09/12/2026 (b)		$500	500
2.250% due 07/12/2031 (b)		300	297
3.125% due 07/12/2041 (b)		500	498
3.300% due 07/12/2051 (b)		600	600

			1,895

SOVEREIGN ISSUES 2.2%
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,289
3.750% due 04/16/2030		700	793
3.875% due 04/23/2023		6,000	6,377
4.000% due 03/14/2029		4,000	4,612
4.400% due 04/16/2050		800	976
4.500% due 04/23/2028		3,000	3,546
4.817% due 03/14/2049		600	774

			18,367

Total Qatar (Cost $18,241)			20,262

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.000% due 04/14/2033	EUR	700	825
2.750% due 04/14/2041		300	355

Total Romania (Cost $1,177)			1,180

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
2.900% due 10/22/2025		$900	964
4.375% due 04/16/2029		800	928
4.625% due 10/04/2047		400	479

Total Saudi Arabia (Cost $2,225)			2,371

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	407
3.500% due 09/18/2027		400	427

Total Singapore (Cost $799)			834

SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$2,210	2,484

Total Slovenia (Cost $2,265)			2,484

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$200	213

Total South Africa (Cost $200)			213

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$300	319

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Total South Korea (Cost $299)			319

SPAIN 1.4%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,200	2,824
Banco Santander S.A. 1.849% due 03/25/2026		$400	404

			3,228

		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		600,000	719

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	473
4.900% due 09/15/2021		3,900	4,673
Spain Government International Bond 0.250% due 07/30/2024		2,200	2,664

			7,810

Total Spain (Cost $11,081)			11,757

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
European Union
0.000% due 07/06/2026 (b)(e)	EUR	800	967
0.000% due 07/04/2031 (e)		1,400	1,657
0.250% due 04/22/2036		400	466
0.700% due 07/06/2051 (b)		400	480
0.750% due 01/04/2047		100	122

Total Supranational (Cost $3,724)			3,692

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$3,000	3,321
Credit Suisse Group AG
3.800% due 06/09/2023		1,000	1,060
6.375% due 08/21/2026 •(g)(h)		1,000	1,116
UBS AG 7.625% due 08/17/2022 (h)		1,300	1,399

Total Switzerland (Cost $6,501)			6,896

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$500	577

Total United Arab Emirates (Cost $481)			577

UNITED KINGDOM 13.1%
CORPORATE BONDS & NOTES 7.2%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$4,800	5,237
Barclays PLC
3.650% due 03/16/2025		1,900	2,061
4.338% due 05/16/2024 •		1,500	1,600
4.375% due 01/12/2026		300	336
4.836% due 05/09/2028		500	562
6.375% due 12/15/2025 •(g)(h)	GBP	600	931
7.250% due 03/15/2023 •(g)(h)		600	897
8.000% due 06/15/2024 •(g)(h)		$900	1,024

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

FCE Bank PLC 0.869% due 09/13/2021	EUR	500	594
Frontier Finance PLC 8.000% due 03/23/2022	GBP	488	691
HSBC Holdings PLC
1.499% (US0003M + 1.380%) due 09/12/2026 ~		$2,200	2,271
3.973% due 05/22/2030 •		1,900	2,128
4.041% due 03/13/2028 •		900	999
4.292% due 09/12/2026 •		2,200	2,450
6.500% due 03/23/2028 •(g)(h)		700	804
6.750% due 09/11/2028	GBP	1,000	1,811
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		1,200	1,705
Lloyds Bank PLC
4.875% due 03/30/2027		800	1,361
5.125% due 03/07/2025		1,600	2,583
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	400	534
4.582% due 12/10/2025		$1,300	1,462
4.650% due 03/24/2026		1,100	1,246
7.500% due 06/27/2024 •(g)(h)		200	228
Nationwide Building Society
1.700% due 02/13/2023		2,500	2,555
3.622% due 04/26/2023 •		500	513
3.766% due 03/08/2024 •		800	840
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,021
3.498% due 05/15/2023 •		1,900	1,950
3.875% due 09/12/2023		500	534
4.600% due 06/28/2031 •(g)(h)		300	302
5.076% due 01/27/2030 •		1,700	2,018
6.000% due 12/29/2025 •(g)(h)		1,300	1,452
8.625% due 08/15/2021 •(g)(h)		2,300	2,322
Reckitt Benckiser Treasury Services PLC 0.694% (US0003M + 0.560%) due 06/24/2022 ~		700	704
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		700	703
4.750% due 09/15/2025		1,300	1,461
4.796% due 11/15/2024 •		2,100	2,297
6.750% due 06/24/2024 •(g)(h)	GBP	1,400	2,165
7.375% due 06/24/2022 •(g)(h)		800	1,170
Standard Chartered PLC 2.678% due 06/29/2032 •		$2,100	2,112
Tesco PLC 6.125% due 02/24/2022	GBP	175	251
Tesco Property Finance PLC 5.411% due 07/13/2044		561	1,019
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		700	1,008

			60,912

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Durham Mortgages B PLC 0.688% due 03/31/2054 •		1,361	1,882
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •		994	1,351
Eurosail PLC 1.034% due 06/13/2045 •		757	1,050
Finsbury Square PLC 1.034% due 09/12/2068 •		850	1,180
Harben Finance PLC 0.881% due 08/20/2056 •		1,215	1,684
Hawksmoor Mortgages 1.099% due 05/25/2053 •		2,987	4,153
Lanark Master Issuer PLC 0.902% due 12/22/2069 •		900	1,246
Newgate Funding PLC
1.081% due 12/15/2050 •		413	565
1.331% due 12/15/2050 •		206	283
Residential Mortgage Securities PLC
1.031% due 12/20/2046 •		562	779
1.281% due 09/20/2065 •		1,245	1,725
Resloc UK PLC 0.241% due 12/15/2043 •		1,207	1,623
Ripon Mortgages PLC 0.881% due 08/20/2056 •		10,408	14,431
Stanlington PLC 1.084% due 06/12/2046 •		2,036	2,823
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •		3,063	4,254
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		3,796	5,269
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		1,874	2,606

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Twin Bridges PLC 0.864% due 09/12/2044 •	471	652
Uropa Securities PLC
0.284% due 06/10/2059 •	239	323
0.434% due 06/10/2059 •	62	83
0.634% due 06/10/2059 •	48	65
0.834% due 06/10/2059 •	51	69

		48,096

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	2,750	715

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
United Kingdom Gilt 0.625% due 10/22/2050	1,100	1,293

Total United Kingdom (Cost $103,315)		111,016

UNITED STATES 41.8%
ASSET-BACKED SECURITIES 9.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$1,534	1,543
ACE Securities Corp. Home Equity Loan Trust 0.992% due 08/25/2035 •	1,600	1,607
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •	3	3
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.032% due 06/25/2029 •	8	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.852% due 02/25/2036 •	1,059	970
Asset-Backed Securities Corp. Home Equity Loan Trust 1.198% due 09/15/2033 •	2,725	2,754
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	540	544
Bear Stearns Asset-Backed Securities Trust 0.752% due 10/25/2032 •	1	1
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •	497	336
0.272% due 01/25/2037 •	2,150	1,841
0.612% due 03/25/2036 •	1,176	1,139
Citigroup Mortgage Loan Trust, Inc. 1.082% due 07/25/2035 •	2,400	2,383
Countrywide Asset-Backed Certificates
0.232% due 06/25/2037 •	589	558
0.232% due 06/25/2047 ^•	589	561
0.292% due 06/25/2037 ^•	1,749	1,784
0.352% due 12/25/2036 ^•	721	697
0.592% due 02/25/2036 •	982	973
Countrywide Asset-Backed Certificates Trust
0.282% due 06/25/2047 •	302	301
0.832% due 08/25/2047 •	397	390
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •	3	3
First Franklin Mortgage Loan Trust
0.207% due 07/25/2036 •	1,393	1,345
1.037% due 03/25/2035 •	1,444	1,440
GSAMP Trust
0.332% due 09/25/2036 •	3,678	1,782
0.352% due 02/25/2046 •	73	70
0.592% due 05/25/2046 •	2,147	2,085
0.962% due 11/25/2034 •	401	398
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	115	61
MASTR Asset-Backed Securities Trust
0.572% due 06/25/2036 •	3,562	2,002
0.842% due 10/25/2035 ^•	946	938
MASTR Specialized Loan Trust 0.462% due 01/25/2037 •	1,030	587
Merrill Lynch Mortgage Investors Trust
0.752% due 07/25/2036 •	4,482	4,307
0.812% due 05/25/2036 •	28	28
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •	1,968	1,207

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

0.232% due 05/25/2037 •		1,768	1,507
0.342% due 07/25/2036 •		202	180
0.572% due 06/25/2036 •		1,588	1,066
1.022% due 02/25/2035 •		2,866	2,859
1.052% due 09/25/2034 •		1,698	1,663
Morgan Stanley Home Equity Loan Trust 0.322% due 04/25/2037 •		1,504	1,004
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,809	686
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.527% due 03/25/2036 •		1,672	1,656
NovaStar Mortgage Funding Trust
0.222% due 03/25/2037 •		1,295	989
0.632% due 05/25/2036 •		2,800	2,681
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		549	266
5.731% due 11/25/2036 þ		1,974	1,068
Residential Asset Mortgage Products Trust 0.652% due 06/25/2032 •		3	3
Residential Asset Securities Corp. Trust 0.342% due 11/25/2036 ^•		5,486	5,331
Saxon Asset Securities Trust 0.402% due 09/25/2037 •		1,559	1,535
SMB Private Education Loan Trust
1.201% due 07/15/2053 •		392	399
1.290% due 07/15/2053		1,411	1,417
Soundview Home Loan Trust
0.592% due 11/25/2036 •		2,300	2,227
0.652% due 05/25/2036 •		876	872
1.042% due 10/25/2037 •		1,608	1,375
Specialty Underwriting & Residential Finance Trust
0.392% due 06/25/2037 •		398	289
0.842% due 06/25/2036 •		22	22
Structured Asset Investment Loan Trust
0.264% due 07/25/2036 •		1,203	879
0.772% due 01/25/2033 •		952	945
0.992% due 09/25/2034 •		64	63
Structured Asset Securities Corp. 1.217% due 02/25/2035 •		3,410	3,406
Terwin Mortgage Trust 1.032% due 11/25/2033 •		28	27
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,799	1,817
2.710% due 01/25/2060 ~		1,615	1,662
2.900% due 10/25/2059 ~		7,343	7,612
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,532

			82,684

CORPORATE BONDS & NOTES 6.3%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	123
3.750% due 11/14/2023		$2,200	2,361
American Tower Corp. 2.250% due 01/15/2022		800	808
AT&T, Inc.
3.100% due 02/01/2043		400	393
3.300% due 02/01/2052		400	390
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		500	517
Bayer U.S. Finance LLC
1.129% (US0003M + 1.010%) due 12/15/2023 ~		800	812
4.250% due 12/15/2025		400	446
4.375% due 12/15/2028		400	459
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,403
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,690
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,418	2,427
Broadcom, Inc.
2.450% due 02/15/2031		600	590
2.600% due 02/15/2033		200	196
4.300% due 11/15/2032		300	342
Campbell Soup Co. 3.650% due 03/15/2023		172	181
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		300	315
Charles Schwab Corp. 0.750% due 03/18/2024		200	201
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	2,097
5.125% due 07/01/2049		400	477
6.384% due 10/23/2035		500	669

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

CVS Health Corp. 3.700% due 03/09/2023		245	258
D.R. Horton, Inc. 4.375% due 09/15/2022		400	415
Energy Transfer LP 4.650% due 02/15/2022		700	718
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~		400	400
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	723
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		300	356
0.000% due 12/07/2022 •		200	236
2.748% due 06/14/2024	GBP	500	702
3.021% due 03/06/2024	EUR	300	374
3.087% due 01/09/2023		$200	204
3.340% (US0003M + 3.140%) due 01/07/2022 ~		500	505
3.375% due 11/13/2025		200	208
4.000% due 11/13/2030		600	629
4.375% due 08/06/2023		300	317
4.535% due 03/06/2025	GBP	600	891
4.687% due 06/09/2025		$600	651
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		500	501
GLP Capital LP 5.300% due 01/15/2029		1,400	1,635
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		1,700	1,700
Kilroy Realty LP 3.450% due 12/15/2024		700	748
Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	920
Morgan Stanley 0.735% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,600	2,100
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,133
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		$2,800	2,858
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022		300	305
ONEOK, Inc. 4.550% due 07/15/2028		200	228
Organon Finance 1 LLC 5.125% due 04/30/2031		500	516
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.500% due 06/15/2025		300	315
4.000% due 12/01/2046		100	94
4.250% due 03/15/2046		100	96
4.300% due 03/15/2045		100	96
4.550% due 07/01/2030		200	214
Reliance Standard Life Global Funding 2.625% due 07/22/2022		2,500	2,561
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		400	410
San Diego Gas & Electric Co. 3.600% due 09/01/2023		300	317
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
0.700% due 04/03/2023		600	600
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		400	402
Southern Co. 2.950% due 07/01/2023		1,500	1,566
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	104
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		1,200	1,209
Sprint Corp. 7.250% due 09/15/2021		100	102
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		38	38
4.738% due 03/20/2025		375	403
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	400	492
1.416% (US0003M + 1.230%) due 10/31/2023 ~		$2,000	2,029
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		2,847	2,893

			53,266

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		684	676
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,236	1,228

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~	571	567

		2,471

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	800	1,017
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	388	599

		1,616

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Assets Trust 0.472% due 05/25/2046 ^•	125	113
American Home Mortgage Investment Trust 6.000% due 03/25/2047 þ	1,243	1,152
Banc of America Mortgage Trust 2.474% due 06/25/2035 ~	41	39
BCAP LLC Trust 0.868% due 01/26/2047 •	18	17
Bear Stearns Adjustable Rate Mortgage Trust
2.485% due 08/25/2033 ~	2	2
2.518% due 10/25/2033 ~	2	3
2.665% due 05/25/2034 ~	5	5
2.721% due 05/25/2034 ~	5	5
3.048% due 11/25/2034 ~	2	2
3.156% due 05/25/2047 ^~	88	87
3.450% due 09/25/2034 ~	41	41
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •	26	26
2.624% due 05/25/2035 ~	6	6
3.133% due 11/25/2035 ^~	213	186
3.389% due 08/25/2036 ^~	100	66
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~	46	39
Chase Mortgage Finance Trust 3.059% due 07/25/2037 ~	53	50
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.242% due 01/25/2036 •	955	898
Citigroup Mortgage Loan Trust
1.613% due 08/25/2036 •	5,480	2,489
3.234% due 09/25/2037 ^~	93	92
Citigroup Mortgage Loan Trust, Inc. 3.343% due 08/25/2035 ^~	860	875
Commercial Mortgage Trust 1.455% due 01/10/2046 ~(a)	2,101	29
Countrywide Alternative Loan Trust
0.302% due 07/25/2046 ^•	1,090	1,021
0.442% due 05/25/2037 ^•	92	31
0.513% due 07/20/2046 ^•	117	93
0.652% due 02/25/2037 •	161	142
0.752% due 09/25/2035 •	665	517
1.366% due 11/25/2047 ^•	518	473
1.616% due 11/25/2035 •	22	21
2.156% due 11/25/2035 •	7	7
2.871% due 11/25/2035 ^~	100	96
3.051% due 02/25/2037 ^~	26	26
5.250% due 06/25/2035 ^	10	10
6.250% due 12/25/2036	2,457	1,581
6.250% due 08/25/2037 ^	21	16
6.500% due 06/25/2036 ^	45	34
Countrywide Home Loan Mortgage Pass-Through Trust
0.492% due 04/25/2046 •	216	203
0.632% due 04/25/2046 •	3,543	1,326
0.852% due 09/25/2034 •	14	14
2.958% due 08/25/2034 ^~	5	5
2.992% due 08/25/2034 ^~	1	1
6.000% due 07/25/2036	934	709
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •	60	58
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	147	63
DBUBS Mortgage Trust 1.200% due 11/10/2046 ~(a)	276	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.232% due 07/25/2047 •	377	358
Extended Stay America Trust 1.155% due 07/15/2038 •(b)	2,100	2,111
GreenPoint Mortgage Funding Trust 0.632% due 11/25/2045 •	6	5
GS Mortgage Securities Corp. 1.629% due 02/10/2046 ~(a)	2,069	39

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

GS Mortgage Securities Trust 2.081% due 11/10/2045 ~(a)	1,664	29
GSC Capital Corp. Mortgage Trust 0.452% due 05/25/2036 ^•	1,301	1,276
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •	2,009	1,679
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	4	4
2.118% due 06/25/2034 ~	8	8
2.678% due 01/25/2035 ~	8	8
HarborView Mortgage Loan Trust
0.773% due 06/20/2035 •	16	15
0.966% due 12/19/2036 ^•	63	61
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	1,241	1,250
Impac CMB Trust
0.812% due 10/25/2034 •	233	228
1.092% due 07/25/2033 •	2	2
IndyMac Mortgage Loan Trust 2.979% due 09/25/2035 ^~	46	44
JP Morgan Mortgage Trust
1.923% due 11/25/2033 ~	2	3
2.858% due 10/25/2035 ~	9	9
6.000% due 06/25/2037	1,669	1,167
JP Morgan Resecuritization Trust 5.127% due 07/27/2037 ~	111	111
Lehman XS Trust 0.297% due 08/25/2046 •	1,564	1,544
Luminent Mortgage Trust 0.472% due 05/25/2046 •	1,500	1,377
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	2,049
MASTR Alternative Loan Trust
0.492% due 03/25/2036 ^•	44	2
6.000% due 02/25/2036	611	420
Merrill Lynch Mortgage Investors Trust
1.882% due 02/25/2033 ~	4	4
2.038% due 02/25/2036 ~	65	69
2.123% due 02/25/2036 ~	13	13
2.309% due 05/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	185	104
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,446	2,553
2.750% due 11/25/2059 ~	1,884	1,951
OBX Trust 0.742% due 06/25/2057 •	562	563
Residential Accredit Loans, Inc. Trust
0.452% due 06/25/2046 •	290	94
1.023% due 10/25/2037 ~	405	391
1.616% due 08/25/2035 •	176	163
6.250% due 02/25/2037	1,749	1,713
Residential Asset Securitization Trust
0.492% due 01/25/2046 ^•	51	17
5.750% due 02/25/2036	936	888
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
0.493% due 07/20/2036 •	121	119
0.793% due 07/20/2033 •	29	29
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 04/25/2034 ~	7	7
2.537% due 02/25/2034 ~	4	4
2.925% due 08/25/2035 ~	94	90
2.961% due 09/25/2035 ~	83	81
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •	1,259	1,182
0.312% due 09/25/2047 •	176	160
0.512% due 05/25/2036 •	45	39
0.532% due 05/25/2036 •	97	95
0.673% due 07/19/2034 •	4	5
Structured Asset Securities Corp. 0.372% due 01/25/2036 •	1,296	1,214
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •	737	664
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 ^þ	181	90
Thornburg Mortgage Securities Trust
1.342% due 06/25/2037 ^•	89	81
1.444% due 06/25/2037 •	126	118
1.494% due 06/25/2047 ^•	62	56
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2045 •	414	409
0.712% due 01/25/2045 •	14	14
0.812% due 10/25/2045 •	707	700
1.593% due 02/27/2034 •	10	10

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

2.571% due 06/25/2033 ~	3	3
2.724% due 12/25/2035 ~	162	165
2.730% due 12/25/2036 ^~	369	365
3.082% due 09/25/2036 ~	177	171
Washington Mutual Mortgage Pass-Through Certificates Trust
1.056% due 07/25/2046 ^•	36	25
6.500% due 03/25/2036	1,685	1,334
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	62	62
6.000% due 06/25/2037 ^	139	138
Wells Fargo-RBS Commercial Mortgage Trust 1.281% due 03/15/2045 ~(a)	3,759	53

		42,485

	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	1,200,000	1,452
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,660,000	1,902

		3,354

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.9%
Fannie Mae
0.492% due 06/25/2036 •	26	26
1.800% due 12/01/2034 •	13	13
2.581% due 11/01/2034 •	22	24
3.000% due 03/01/2060	1,102	1,194
3.500% due 01/01/2059	2,965	3,226
6.000% due 04/25/2043 - 07/25/2044	76	88
6.500% due 11/25/2042	79	92
Freddie Mac
0.460% due 01/15/2038 •	365	366
0.673% due 12/15/2037 •	9	9
1.069% due 11/25/2022 ~(a)	2,944	33
1.316% due 10/25/2044 •	56	58
1.992% due 01/15/2038 ~(a)	365	23
Ginnie Mae
0.957% due 07/20/2066 - 11/20/2066 •	3,916	3,998
2.000% due 01/20/2030 •	3	3
2.125% due 11/20/2026 - 12/20/2026 ~	4	4
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	5	4
2.875% due 05/20/2028 - 06/20/2030 •	12	13
3.000% due 07/20/2046 - 05/20/2047	82	84
6.000% due 08/20/2034	264	299
Small Business Administration 5.600% due 09/01/2028	91	100
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	12,586	13,057
3.000% due 10/01/2049 - 06/01/2051	3,485	3,724
3.500% due 10/01/2034 - 07/01/2050	4,097	4,362
4.000% due 06/01/2048 - 06/01/2050	2,041	2,177
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2036	200	214
4.000% due 08/01/2051	82,000	87,394
4.500% due 08/01/2051	12,600	13,569

		134,154

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	3,600	3,235
1.625% due 11/15/2050	1,200	1,078
1.875% due 02/15/2041 (l)(n)	12,000	11,751
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2027 (l)	4,038	4,506
0.500% due 01/15/2028 (l)(n)	4,438	4,978
2.500% due 01/15/2029 (l)	2,984	3,846
3.875% due 04/15/2029 (l)(n)	2,436	3,428
U.S. Treasury Notes
1.875% due 08/31/2022	100	102

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

			32,924

Total United States (Cost $344,872)			352,954

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 0.3%
Samhallsbyggnadsbolaget i Norden AB 0.051% due 09/10/2021	EUR	2,400	2,847

REPURCHASE AGREEMENTS (j) 2.0%			16,580

ARGENTINA TREASURY BILLS 0.0%
1.176% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	42,182	248

ISRAEL TREASURY BILLS 1.3%
(0.023)% due 11/30/2021 - 06/08/2022 (d)(e)	ILS	36,100	11,073

Total Short-Term Instruments (Cost $30,840)			30,748

Total Investments in Securities (Cost $897,230)			928,759

		SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio		55,227	553
PIMCO Short-Term Floating NAV Portfolio III		3,469,492	34,213

Total Short-Term Instruments (Cost $34,760)			34,766

Total Investments in Affiliates (Cost $34,760)			34,766

Total Investments 113.9% (Cost $931,990)			$963,525
Financial Derivative Instruments (k)(m) 0.8%(Cost or Premiums, net $(3,277))			6,960
Other Assets and Liabilities, net (14.7)%			(124,337)

Net Assets 100.0%			$846,148

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Security is an Interest Only ("IO") or IO Strip.
(b)										When-issued security.
(c)										Payment in-kind security.
(d)										Coupon represents a weighted average yield to maturity.
(e)										Zero coupon security.
(f)										Principal amount of security is adjusted for inflation.
(g)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)										Contingent convertible security.
(i)										RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG					2.129%	11/24/2026	11/17/2020			$400	$406	0.05%
Deutsche Bank AG					3.729	01/14/2032	01/21/2021			1,003	1,019	0.12
Export-Import Bank of India					1.166	03/28/2022	12/19/2019			698	703	0.08
Morgan Stanley					0.735	02/03/2023	01/30/2020			1,971	2,100	0.25

									$4,072		$4,228	0.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By				Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.010%	04/20/2021	TBD(2)	GBP	4,352	United Kingdom Gilt 1.750% due 01/22/2049				$(5,922)	$6,020	$6,020
	(0.050)	05/25/2021	TBD(2)	PLN	40,265	Republic of Poland Government International Bond 2.500% due 07/25/2027				(11,226)	10,560	10,560

Total Repurchase Agreements										$(17,148)	$16,580	$16,580

SHORT SALES:
Description							Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond							2.750%	12/01/2048	CAD	4,000	$(3,795)	$(3,886)

United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt							1.750%	01/22/2049	GBP	3,800	(5,510)	(5,929)

United States (7.3)%
U.S. Government Agencies (7.3)%
Uniform Mortgage-Backed Security, TBA							2.000%	08/01/2051		$30,700	(30,861)	(30,940)
Uniform Mortgage-Backed Security, TBA							2.500	08/01/2051		18,200	(18,733)	(18,790)
Uniform Mortgage-Backed Security, TBA							3.000	08/01/2051		9,800	(10,219)	(10,209)
Uniform Mortgage-Backed Security, TBA							3.500	08/01/2051		1,500	(1,583)	(1,580)

	Total United States										(61,396)	(61,519)

Total Short Sales (8.4)%											$(70,701)	$(71,334)

(1)										Includes accrued interest.
(2)										Open maturity repurchase agreement.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

(3)	Payable for short sales includes $54 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(9,740) at a weighted average interest rate of (0.477%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	22	$5,489	$(1)	$0	$0
Euro-BTP Italy Government Bond September Futures	09/2021	248	44,525	501	218	0
Japan Government 10-Year Bond September Futures	09/2021	29	39,597	65	10	0
U.S. Treasury 5-Year Note September Futures	09/2021	936	115,530	(215)	59	0
U.S. Treasury 10-Year Note September Futures	09/2021	120	15,900	108	28	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	262	38,567	722	127	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	2	385	16	2	0

$1,196	$444	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	51	$(4,455)	$10	$0	$(3)
Australia Government 10-Year Bond September Futures	09/2021	74	(7,835)	30	0	(34)
Euro-Bund 10-Year Bond September Futures	09/2021	312	(63,858)	(413)	70	(200)
Euro-Buxl 30-Year Bond September Futures	09/2021	16	(3,856)	(68)	10	(29)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	712	(134,270)	(539)	51	(397)
Euro-Schatz September Futures	09/2021	406	(53,986)	7	0	(5)
U.S. Treasury 30-Year Bond September Futures	09/2021	8	(1,286)	(37)	0	(5)
United Kingdom Long Gilt September Futures	09/2021	311	(55,109)	(682)	0	(60)

$(1,692)	$131	$(733)

Total Futures Contracts	$(496)	$575	$(733)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	0.913%	$600	$(94)	$69	$(25)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	1.762%	EUR	1,000	$2	$(28)	$(26)	$0	$(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.469	100	3	1	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.138	200	(1)	3	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.502	1,000	(33)	57	24	0	0

$(29)	$33	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$5,900	$(562)	$(50)	$(612)	$0	$(3)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	800	(20)	(1)	(21)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	41,700	(258)	(294)	(552)	2	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	24,300	(126)	(132)	(258)	2	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,000	(34)	(6)	(40)	1	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	5,200	(42)	(61)	(103)	2	0

$(1,042)	$(544)	$(1,586)	$7	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$32,300	$753	$79	$832	$5	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$191,300	$(3)	$(68)	$(71)	$0	$(7)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	(7)	(7)	0	(1)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	(5)	(5)	0	(1)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	1	1	0	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	13	(9)	4	0	(4)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	(5)	(5)	0	(2)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	(3)	(3)	0	(2)

$10	$(96)	$(86)	$0	$(17)

Variation Margin
INTEREST RATE SWAPS
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	09/15/2023	GBP	40,500	$70	$(49)	$21	$21	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026	1,600	3	(2)	1	2	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	19,900	(13)	77	64	43	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	8,300	347	(116)	231	0	(1)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	24,400	0	61	61	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	58,000	0	142	142	3	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	30,900	0	77	77	2	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	17,400	0	43	43	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	24,600	0	60	60	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	27,700	0	66	66	1	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022	357,500	(4)	(437)	(441)	0	(18)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	158,300	(2)	(267)	(269)	0	(8)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022	51,200	(77)	122	45	3	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	86,000	(14)	(106)	(120)	0	(4)
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	2,400	0	1	1	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	5,700	0	9	9	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	5,400	(43)	80	37	1	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029	1,200	0	2	2	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030	15,400	(311)	27	(284)	30	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031	23,300	(1,343)	326	(1,017)	48	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	1,300	45	71	116	8	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049	2,700	0	169	169	17	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	1,300	27	(34)	(7)	8	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	650	0	(4)	(4)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		850	(3)	23	20	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$48,500	(677)	94	(583)	0	(5)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		8,400	88	(21)	67	1	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		4,900	3	(2)	1	1	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	(510)	(510)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		29,800	617	(1,599)	(982)	0	(6)
Receive(6)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	(340)	(340)	0	(6)
Receive(6)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	(372)	(372)	0	(7)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,300	424	(150)	274	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		25,500	691	(530)	161	7	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		33,150	(359)	(406)	(765)	15	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		24,810	(459)	(87)	(546)	16	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		6,700	(191)	(489)	(680)	0	(4)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		37,600	(371)	(1,396)	(1,767)	40	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,600	(75)	(3)	(78)	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		47,800	(646)	2,337	1,691	0	(115)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		2,100	0	51	51	0	(6)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		500	0	10	10	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		47,120	303	2,516	2,819	0	(120)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		31,820	2,992	(894)	2,098	0	(85)
Pay(6)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		940	0	42	42	3	0
Receive(6)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		3,700	0	(73)	(73)	0	(11)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,500	73	(5)	68	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		3,600	64	231	295	0	(22)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		1,500	(44)	211	167	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,100	4	621	625	0	(35)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		2,700	(31)	(169)	(200)	16	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		6,300	197	718	915	0	(42)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		1,200	(9)	(36)	(45)	0	(8)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		5,800	(1,290)	529	(761)	31	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		400	(76)	26	(50)	3	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		1,200	(8)	(35)	(43)	0	(8)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		1,300	(10)	(47)	(57)	0	(9)
Receive(6)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		2,450	0	6	6	0	(18)
Receive(6)	3-Month USD-LIBOR	2.100	Semi-Annual	08/25/2051		2,700	0	(217)	(217)	0	(21)
Receive(6)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		1,800	0	(80)	(80)	0	(13)
Receive(6)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		2,000	0	(109)	(109)	0	(15)
Receive(6)	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		100	0	4	4	0	(1)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,900	(79)	(18)	(97)	0	(14)
Receive(6)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		2,200	0	(160)	(160)	0	(16)
Receive(6)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		650	0	28	28	0	(5)
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	13,400	161	7	168	40	0
Pay	6-Month CHF-LIBOR	(0.620)	Annual	03/18/2025	CHF	8,050	46	(84)	(38)	1	0
Pay	6-Month CHF-LIBOR	(0.500)	Annual	09/16/2025		9,800	28	(69)	(41)	1	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,600	(16)	58	42	1	0
Receive(6)	6-Month EUR-EURIBOR	(0.500)	Annual	09/15/2023	EUR	163,200	165	77	242	0	(28)
Pay(6)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026		159,800	132	(330)	(198)	115	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		43,700	(603)	(37)	(640)	82	0
Pay(6)	6-Month EUR-EURIBOR	(0.150)	Annual	01/27/2032		1,200	0	(46)	(46)	2	0
Receive(6)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		1,750	0	(4)	(4)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		2,200	0	(10)	(10)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	(0.060)	Annual	11/17/2032		1,300	0	(52)	(52)	2	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		500	(45)	33	(12)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	63	63	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		15,900	(43)	(90)	(133)	0	(72)
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	136	136	0	(4)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	3,710,000	(397)	(24)	(421)	2	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,830,000	33	(326)	(293)	12	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		410,000	(28)	16	(12)	7	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	(31)	(36)	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	(21)	(21)	0	(1)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026		70,700	2	(46)	(44)	0	(5)
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		36,800	1	110	111	13	0
Pay	6-Month PLN-WIBOR	1.730	Annual	05/25/2027	PLN	38,300	0	130	130	109	0
Receive(6)	6-Month PLN-WIBOR	1.515	Annual	07/02/2027		39,750	0	9	9	9	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	1,140	8	57	65	0	(4)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,000	0	49	49	0	(3)
Receive	UKRPI	3.510	Maturity	11/15/2030		430	0	16	16	0	(2)
Pay	UKRPI	3.740	Maturity	03/15/2031		1,400	1	(1)	0	7	0
Pay	UKRPI	3.700	Maturity	04/15/2031		3,000	27	(63)	(36)	15	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,940	(32)	(282)	(314)	14	0
Pay	UKRPI	3.272	Maturity	11/15/2040		700	0	(97)	(97)	5	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,000	0	(138)	(138)	7	0
Pay	UKRPI	3.340	Maturity	11/15/2040		730	0	(79)	(79)	6	0
Receive	UKRPI	3.000	Maturity	11/15/2050		800	28	235	263	0	(13)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Receive	UKRPI	3.051	Maturity	11/15/2050	700	0	202	202	0	(11)
Receive	UKRPI	3.143	Maturity	11/15/2050	300	0	65	65	0	(5)

$(724)	$(550)	$(1,274)	$780	$(800)

Total Swap Agreements	$(1,126)	$(1,009)	$(2,135)	$792	$(821)

(l)	Securities with an aggregate market value of $16,763 and cash of $2,574 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	80,393	$12,793	$0	$(26)
07/2021	EUR	2,612	3,185	88	0
07/2021	NOK	54,215	6,324	27	0
08/2021	CHF	331	367	9	0
08/2021	$6,325	NOK	54,215	0	(27)
08/2021	329	RUB	24,713	7	0
09/2021	CNY	51,985	$8,082	87	0
09/2021	PLN	555	151	5	0
09/2021	$12	PLN	45	0	0
09/2021	651	RUB	47,486	0	(9)
11/2021	RON	87	$21	0	0
BPS	07/2021	$1,809	EUR	1,515	0	(12)
08/2021	AUD	23,873	$18,640	732	0
09/2021	CNH	21,707	3,341	2	0
11/2021	ILS	1,568	479	0	(3)
BRC	09/2021	$8	PLN	29	0	0
CBK	07/2021	DKK	54,238	$8,602	0	(47)
07/2021	PEN	15,032	4,128	219	0
07/2021	$895	DKK	5,630	3	0
07/2021	6,491	NOK	54,215	0	(194)
07/2021	242	RUB	18,723	13	0
08/2021	300	22,530	6	0
09/2021	PLN	40,128	$10,872	346	0
09/2021	$10,923	PLN	40,130	0	(396)
09/2021	34	ZAR	461	0	(2)
10/2021	PEN	21,052	$5,781	297	0
11/2021	ILS	19,506	5,989	16	(23)
11/2021	$3,541	MXN	72,252	19	0
12/2021	PEN	17,186	$4,618	145	0
02/2022	ILS	18,706	5,761	14	(10)
02/2022	PEN	3,468	903	1	0
04/2022	ILS	1,400	431	0	0
06/2022	7,494	2,312	1	(1)
08/2022	9,232	2,806	0	(45)
GLM	07/2021	GBP	44,951	63,549	1,368	0
07/2021	$3,760	PEN	14,955	130	0
07/2021	486	RUB	37,530	25	0
08/2021	CAD	1,223	$1,012	26	0
08/2021	PEN	14,954	3,763	0	(134)
08/2021	$420	RUB	31,473	7	0
09/2021	HKD	4,038	$521	0	0
09/2021	$12	PLN	47	0	0
09/2021	827	RUB	60,620	0	(8)
09/2021	20	ZAR	280	0	(1)
11/2021	4,482	PEN	16,799	0	(107)
01/2022	ILS	17,414	$5,359	11	(11)
02/2022	CAD	1,497	1,240	33	0
HUS	07/2021	SEK	2,640	320	11	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

07/2021	$59,823	GBP	43,222	0	(33)
08/2021	GBP	43,222	$59,827	32	0
08/2021	JPY	2,542,440	23,399	505	0
08/2021	NZD	1,639	1,182	36	0
08/2021	$2,614	CAD	3,170	0	(56)
08/2021	675	RUB	50,841	15	0
09/2021	CNH	442,818	$68,904	782	0
09/2021	PEN	6,555	1,774	66	0
09/2021	PLN	499	132	1	0
09/2021	$9,672	KRW	10,775,997	0	(139)
09/2021	14	PLN	54	0	0
09/2021	341	RUB	25,002	0	(4)
11/2021	ILS	1,608	$496	2	0
JPM	07/2021	DKK	60,467	9,591	0	(51)
07/2021	$9,223	DKK	57,350	0	(78)
10/2021	DKK	50,700	$8,152	54	0
MYI	07/2021	$9,653	DKK	60,104	0	(69)
07/2021	1,533	GBP	1,105	0	(5)
07/2021	248	RUB	18,984	11	0
08/2021	CAD	1,288	$1,065	26	0
10/2021	DKK	60,104	9,669	69	0
RBC	08/2021	$1,222	CAD	1,474	0	(33)
RYL	09/2021	MYR	34,020	$8,195	20	0
SCX	07/2021	EUR	79,203	96,894	2,978	0
08/2021	80,300	95,291	12	0
09/2021	$3,623	IDR	52,181,437	0	(72)
SOG	07/2021	11,488	DKK	71,533	0	(81)
07/2021	275	RUB	21,386	16	0
08/2021	375	28,253	9	0
10/2021	DKK	71,533	$11,508	81	0
SSB	07/2021	$885	GBP	624	0	(21)
UAG	07/2021	798	RUB	61,187	36	0
09/2021	337	24,701	0	(3)

Total Forward Foreign Currency Contracts	$8,399	$(1,701)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	07/15/2021	3,400	$51	$5
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	08/06/2021	3,400	49	10
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	4,500	95	10
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	11,100	140	75
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	10,100	124	68

$459	$168

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	1,400	$106	$209
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	600	3	0

$109	$209

Total Purchased Options	$568	$377

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	500	$(2)	$(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,000	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	300	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	1,800	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,800	(2)	(2)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,300	(2)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	1,500	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,800	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,700	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	7,900	(11)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	1,700	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,100	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,700	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,500	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	2,400	(2)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	8,100	(9)	(5)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,200	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,100	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,600	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,600	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,200	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,900	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	3,500	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,900	(2)	(2)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	300	(2)	(1)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	600	(4)	(3)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,700	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	1,200	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	3,000	(3)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	1,500	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,900	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,300	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,500	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	900	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	3,300	(4)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	2,100	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,800	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,700	(2)	0
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	200	(1)	0

$(111)	$(37)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	6,417	$(63)	$(81)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	07/15/2021	3,400	$(23)	$(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	07/15/2021	3,400	(28)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.448	08/06/2021	3,400	(23)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	08/06/2021	3,400	(26)	(3)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(201)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	8,400	(11)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	8,400	(11)	(23)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	21,300	(97)	(2)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	5,800	(42)	(2)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	47,400	(421)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	8,400	(11)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	8,400	(11)	(23)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	44,000	(225)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	1,100	(5)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	1,100	(5)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	4,200	(112)	(54)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.448	08/23/2021	39,900	(356)		0
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.020	12/21/2021	31,500	(145)		(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.760	07/07/2021	400	(3)		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.370	07/15/2021	1,400	(3)		(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.670	07/15/2021	1,400	(3)		(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.320	01/25/2022	4,600	(69)		(59)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Receive	0.010	02/07/2022	43,600	(56)		(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	0.010	02/07/2022	43,600	(56)		(119)

								$(1,848)		$(546)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR			10/07/2022	18,250	$(19)		$(3)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR			10/08/2022	9,750	(9)		(1)

								$(28)		$(4)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			$101.422	07/07/2021		1,400	$(6)		$(1)

Total Written Options								$(2,056)		$(669)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.031%	$400	$(14)	$10	$0	$(4)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	3,100	(111)	81	0	(30)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	2,700	(67)	17	0	(50)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,500	(29)	2	0	(27)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	2,800	(97)	70	0	(27)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	3,200	(80)	21	0	(59)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	800	(28)	20	0	(8)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	2,700	(52)	4	0	(48)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	2,600	(91)	65	0	(26)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	1,500	(37)	9	0	(28)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	2,000	(48)	11	0	(37)

							$(654)	$310	$0	$(344)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$1,300	$(31)	$52	$21	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	900	(22)	36	14	0
MYC	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	2,000	55	6	61	0

							$2	$94	$96	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(52)	$0	$(29)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900	5,451	1	496	497	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	513	485	0

$(4)	$957	$982	$(29)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	1,700	$(1)	$3	$2	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	9,600	1	11	12	0
NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	17,400	(7)	29	22	0

$(7)	$43	$36	$0

Total Swap Agreements	$(663)	$1,404	$1,114	$(373)

(n)

Securities with an aggregate market value of $878 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$178	$0	$178
Australia
Asset-Backed Securities	0	166	0	166
Non-Agency Mortgage-Backed Securities	0	721	0	721
Sovereign Issues	0	28,414	0	28,414
Austria
Corporate Bonds & Notes	0	486	0	486
Canada
Corporate Bonds & Notes	0	3,942	0	3,942
Non-Agency Mortgage-Backed Securities	0	507	0	507
Sovereign Issues	0	1,016	0	1,016
Cayman Islands
Asset-Backed Securities	0	33,853	0	33,853
Corporate Bonds & Notes	0	16,322	0	16,322
Non-Agency Mortgage-Backed Securities	0	3,108	0	3,108
China
Corporate Bonds & Notes	0	2,548	0	2,548
Sovereign Issues	0	80,845	0	80,845
Denmark
Corporate Bonds & Notes	0	29,404	0	29,404
France
Sovereign Issues	0	27,330	0	27,330
Germany
Corporate Bonds & Notes	0	23,392	0	23,392
India
Corporate Bonds & Notes	0	1,330	0	1,330
Sovereign Issues	0	703	0	703
Indonesia
Sovereign Issues	0	342	0	342
Ireland
Asset-Backed Securities	0	9,383	0	9,383
Corporate Bonds & Notes	0	2,761	0	2,761
Israel
Sovereign Issues	0	15,072	0	15,072
Italy
Corporate Bonds & Notes	0	12,156	0	12,156
Sovereign Issues	0	1,073	0	1,073
Japan
Corporate Bonds & Notes	0	5,010	0	5,010
Sovereign Issues	0	30,024	0	30,024
Jersey, Channel Islands
Corporate Bonds & Notes	0	281	0	281
Kuwait
Sovereign Issues	0	6,032	0	6,032
Lithuania
Sovereign Issues	0	3,425	0	3,425
Luxembourg
Corporate Bonds & Notes	0	2,951	0	2,951
Malaysia
Corporate Bonds & Notes	0	1,208	0	1,208
Sovereign Issues	0	8,064	0	8,064
Mexico
Sovereign Issues	0	569	0	569
Multinational
Corporate Bonds & Notes	0	735	0	735
Netherlands
Asset-Backed Securities	0	7,380	0	7,380
Corporate Bonds & Notes	0	10,108	0	10,108
Preferred Securities	0	504	0	504
Peru
Sovereign Issues	0	12,113	0	12,113
Qatar
Corporate Bonds & Notes	1,895	0	0	1,895
Sovereign Issues	0	18,367	0	18,367
Romania
Sovereign Issues	0	1,180	0	1,180
Saudi Arabia
Sovereign Issues	0	2,371	0	2,371
Singapore
Corporate Bonds & Notes	0	834	0	834
Slovenia
Sovereign Issues	0	2,484	0	2,484
South Africa
Sovereign Issues	0	213	0	213
South Korea
Sovereign Issues	0	319	0	319
Spain
Corporate Bonds & Notes	0	3,228	0	3,228
Preferred Securities	0	719	0	719
Sovereign Issues	0	7,810	0	7,810
Supranational
Corporate Bonds & Notes	0	3,692	0	3,692
Switzerland
Corporate Bonds & Notes	0	6,896	0	6,896

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

United Arab Emirates
Sovereign Issues	0	577	0	577
United Kingdom
Corporate Bonds & Notes	0	60,912	0	60,912
Non-Agency Mortgage-Backed Securities	0	48,096	0	48,096
Preferred Securities	0	715	0	715
Sovereign Issues	0	1,293	0	1,293
United States
Asset-Backed Securities	0	82,684	0	82,684
Corporate Bonds & Notes	0	53,266	0	53,266
Loan Participations and Assignments	0	2,471	0	2,471
Municipal Bonds & Notes	0	1,616	0	1,616
Non-Agency Mortgage-Backed Securities	0	42,485	0	42,485
Preferred Securities	0	3,354	0	3,354
U.S. Government Agencies	0	134,154	0	134,154
U.S. Treasury Obligations	0	32,924	0	32,924
Short-Term Instruments
Commercial Paper	0	2,847	0	2,847
Repurchase Agreements	0	16,580	0	16,580
Argentina Treasury Bills	0	248	0	248
Israel Treasury Bills	0	11,073	0	11,073

	$1,895	$926,864	$0	$928,759
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,766	$0	$0	$34,766

Total Investments	$36,661	$926,864	$0	$963,525

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(3,886)	$0	$(3,886)
United Kingdom
Sovereign Issues	0	(5,929)	0	(5,929)
United States
U.S. Government Agencies	0	(61,519)	0	(61,519)

	$0	$(71,334)	$0	$(71,334)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	359	1,008	0	1,367
Over the counter	0	9,890	0	9,890

	$359	$10,898	$0	$11,257
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(728)	(826)	0	(1,554)
Over the counter	(1)	(2,742)	0	(2,743)

	$(729)	$(3,568)	$0	$(4,297)

Total Financial Derivative Instruments	$(370)	$7,330	$0	$6,960

Totals	$36,291	$862,860	$0	$899,151

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$81	$28
0.125% due 07/09/2035 þ		54	16
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,220	30
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		910	6
Provincia de Buenos Aires 37.854% due 04/12/2025		840	4

Total Argentina (Cost $367)			84

AUSTRALIA 3.9%
CORPORATE BONDS & NOTES 0.4%
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	732

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.010% due 09/05/2057 •		212	212

SOVEREIGN ISSUES 3.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	7,400	5,455
1.000% due 11/21/2031		300	213
1.750% due 06/21/2051		200	133
2.500% due 05/21/2030		500	410
Northern Territory Treasury Corp. 2.000% due 04/21/2031		300	225
Treasury Corp. of Victoria 4.250% due 12/20/2032		400	373

			6,809

Total Australia (Cost $7,468)			7,753

CANADA 1.0%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$174	177
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		600	601
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	522

			1,300

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	204	169

SOVEREIGN ISSUES 0.3%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		485	515

Total Canada (Cost $1,879)			1,984

CAYMAN ISLANDS 5.0%
ASSET-BACKED SECURITIES 3.5%
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		$500	500
CIFC Funding Ltd. 1.038% due 10/24/2030 •		500	500
LCM LP
1.188% due 07/20/2030 •		500	500

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

1.228% due 10/20/2027 •		483	484
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		300	300
MP CLO Ltd. 0.891% due 10/18/2028 •		500	500
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(b)		500	500
1.056% due 11/15/2026 •		217	217
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		500	500
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		500	500
STWD Ltd. 1.283% due 04/18/2038 •		500	501
Tralee CLO Ltd. 1.298% due 10/20/2028 •		690	690
Venture CLO Ltd.
1.064% due 04/15/2027 •		169	169
1.288% due 01/20/2029 •		400	400
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		500	500
Zais CLO Ltd. 1.334% due 04/15/2028 •		309	310

			7,071

CORPORATE BONDS & NOTES 1.1%
Ambac LSNI LLC 6.000% due 02/12/2023 •		1	1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		900	942
QNB Finance Ltd. 1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~		300	301
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		200	203
Sands China Ltd.
4.600% due 08/08/2023		300	320
5.125% due 08/08/2025		200	224
5.400% due 08/08/2028		200	232

			2,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
GPMT Ltd. 1.333% due 07/16/2035 •		500	502
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		300	300

			802

Total Cayman Islands (Cost $9,986)			10,096

CHINA 9.7%
CORPORATE BONDS & NOTES 0.3%
Industrial & Commercial Bank of China Ltd. 0.885% (US0003M + 0.750%) due 12/21/2021 ~		$300	300
New Metro Global Ltd. 7.500% due 12/16/2021		200	204

			504

SOVEREIGN ISSUES 9.4%
China Development Bank
3.050% due 08/25/2026	CNY	3,200	489
4.040% due 04/10/2027		23,700	3,792
4.240% due 08/24/2027		24,700	3,997
China Government International Bond
2.850% due 06/04/2027		31,400	4,811
3.020% due 10/22/2025		5,400	839
3.280% due 12/03/2027		30,800	4,835

			18,763

Total China (Cost $18,473)			19,267

DENMARK 3.8%
CORPORATE BONDS & NOTES 3.8%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	19,355	2,954
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,423	673
Nykredit Realkredit A/S
1.000% due 10/01/2050		26,602	4,075

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Denmark (Cost $7,469)			7,702

FRANCE 5.8%
SOVEREIGN ISSUES 5.8%
France Government International Bond
0.750% due 05/25/2052	EUR	600	680
2.000% due 05/25/2048		3,600	5,499
3.250% due 05/25/2045		3,000	5,545

Total France (Cost $8,677)			11,724

GERMANY 2.9%
CORPORATE BONDS & NOTES 2.9%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	600	749
1.750% due 01/17/2028		200	251
2.625% due 12/16/2024	GBP	100	144
2.625% due 02/12/2026	EUR	400	520
3.035% due 05/28/2032 •(i)		$400	408
3.547% due 09/18/2031 •		200	213
3.700% due 05/30/2024		300	322
3.729% due 01/14/2032 •(i)		200	204
3.950% due 02/27/2023		300	315
3.961% due 11/26/2025 •		600	649
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		500	547
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,500	1,174
Volkswagen Financial Services AG 0.750% due 10/14/2021	EUR	200	238

Total Germany (Cost $5,643)			5,734

INDIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$300	307

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.166% (US0003M + 1.020%) due 03/28/2022 ~(i)		300	301

Total India (Cost $601)			608

IRELAND 1.4%
ASSET-BACKED SECURITIES 1.4%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	296
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		350	416
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	297
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		$435	435
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	400	474
Toro European CLO DAC 0.900% due 10/15/2030 •		685	814

Total Ireland (Cost $2,693)			2,732

ISRAEL 2.1%
SOVEREIGN ISSUES 2.1%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	6,000	1,840
0.750% due 07/31/2022		1,500	464
3.800% due 05/13/2060		$400	457
4.125% due 01/17/2048		200	241
5.500% due 01/31/2022	ILS	3,900	1,235

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Israel (Cost $4,128)			4,237

ITALY 4.3%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	700	834
1.161% due 10/25/2021 •		700	833
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	370
2.625% due 04/28/2025		200	241
UniCredit SpA 7.830% due 12/04/2023		$600	696

			2,974

SOVEREIGN ISSUES 2.8%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	1,300	1,624
1.850% due 07/01/2025		1,500	1,912
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	2,146

			5,682

Total Italy (Cost $7,914)			8,656

JAPAN 4.1%
CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd. 2.849% due 03/03/2022		$800	812
Mizuho Financial Group, Inc. 0.777% (US0003M + 0.630%) due 05/25/2024 ~		600	604
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		200	226
ORIX Corp. 3.250% due 12/04/2024		100	108
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	241

			1,991

SOVEREIGN ISSUES 3.1%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	221,967	2,050
0.500% due 03/20/2049		200,000	1,735
0.700% due 12/20/2048		90,000	823
1.400% due 09/20/2034		160,000	1,667

			6,275

Total Japan (Cost $8,027)			8,266

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$300	314
5.250% due 05/23/2023 (h)		300	318

Total Luxembourg (Cost $619)			632

MALAYSIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	219

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	4,800	1,210
3.828% due 07/05/2034		1,000	241

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

4.642% due 11/07/2033		2,000	521

			1,972

Total Malaysia (Cost $2,187)			2,191

MULTINATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd. 0.619% (US0003M + 0.500%) due 03/23/2035 ~		$886	830

Total Multinational (Cost $686)			830

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.7%
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	266	315
Dryden Euro CLO BV 0.660% due 04/15/2033 •		250	296
Jubilee CLO BV
0.610% due 04/15/2030 •		400	474
0.650% due 04/15/2031 •		250	296

			1,381

CORPORATE BONDS & NOTES 1.2%
Cooperatieve Rabobank UA
1.006% (US0003M + 0.860%) due 09/26/2023 ~		$600	608
3.875% due 09/26/2023		800	860
Enel Finance International NV 2.650% due 09/10/2024		300	316
JT International Financial Services BV 3.500% due 09/28/2023		500	533

			2,317

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		105,050	168

Total Netherlands (Cost $3,734)			3,866

		PRINCIPAL AMOUNT (000s)
PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government International Bond
1.862% due 12/01/2032		$100	93
5.350% due 08/12/2040	PEN	300	69
5.940% due 02/12/2029		5,100	1,451
6.350% due 08/12/2028		4,600	1,339

Total Peru (Cost $3,119)			2,952

QATAR 2.1%
CORPORATE BONDS & NOTES 0.3%
Qatar Petroleum
1.375% due 09/12/2026 (b)		$200	200
2.250% due 07/12/2031 (b)		200	198
3.125% due 07/12/2041 (b)		200	199

			597

SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.375% due 03/14/2024		300	322
4.000% due 03/14/2029		1,200	1,384
4.400% due 04/16/2050		200	244
4.500% due 04/23/2028		1,200	1,418

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

4.817% due 03/14/2049		200	258

			3,626

Total Qatar (Cost $3,700)			4,223

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.000% due 04/14/2033	EUR	100	118
2.750% due 04/14/2041		100	118

Total Romania (Cost $236)			236

SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	204

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,659
4.375% due 04/16/2029		200	232
4.625% due 10/04/2047		300	359

			2,250

Total Saudi Arabia (Cost $2,285)			2,454

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	320
DBS Bank Ltd. 3.300% due 11/27/2021		200	202

Total Singapore (Cost $500)			522

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,781

Total Slovenia (Cost $1,595)			1,781

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A. 1.849% due 03/25/2026		$200	202

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	158
4.900% due 09/15/2021		850	1,018
Spain Government International Bond 0.250% due 07/30/2024		100	121

			1,297

Total Spain (Cost $1,448)			1,499

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Union
0.000% due 07/06/2026 (b)(e)	EUR	200	242
0.000% due 07/04/2031 (e)		400	474
0.250% due 04/22/2036		100	116
0.700% due 07/06/2051 (b)		100	120

Total Supranational (Cost $961)			952

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$1,000	1,107

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Credit Suisse Group AG 3.800% due 06/09/2023		600	636
UBS AG
5.125% due 05/15/2024 (h)		200	221
7.625% due 08/17/2022 (h)		600	646

Total Switzerland (Cost $2,458)			2,610

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	408

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		200	231

Total United Arab Emirates (Cost $590)			639

UNITED KINGDOM 12.2%
CORPORATE BONDS & NOTES 6.5%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$1,600	1,746
Barclays PLC
1.813% (US0003M + 1.625%) due 01/10/2023 ~		600	604
6.125% due 12/15/2025 •(g)(h)		300	333
8.000% due 06/15/2024 •(g)(h)		200	228
British Telecommunications PLC 9.625% due 12/15/2030		400	620
Frontier Finance PLC 8.000% due 03/23/2022	GBP	188	266
HSBC Holdings PLC
3.803% due 03/11/2025 •		$600	645
3.973% due 05/22/2030 •		400	448
4.041% due 03/13/2028 •		200	222
4.583% due 06/19/2029 •		400	463
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	300	426
Lloyds Banking Group PLC
4.650% due 03/24/2026		$500	567
7.625% due 06/27/2023 •(g)(h)	GBP	200	303
Nationwide Building Society 3.766% due 03/08/2024 •		$300	315
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		600	614
3.875% due 09/12/2023		300	321
4.519% due 06/25/2024 •		300	322
5.076% due 01/27/2030 •		700	831
5.125% due 05/12/2027 •(g)(h)	GBP	300	448
Reckitt Benckiser Treasury Services PLC 0.694% (US0003M + 0.560%) due 06/24/2022 ~		$500	502
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(g)(h)	GBP	500	773
7.375% due 06/24/2022 •(g)(h)		300	439
Standard Chartered PLC 2.678% due 06/29/2032 •		$500	503
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	281	509
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	576

			13,024

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
Avon Finance PLC 0.949% due 09/20/2048 •		362	502
Durham Mortgages B PLC 0.688% due 03/31/2054 •		358	495
Eurosail PLC 1.034% due 06/13/2045 •		673	933
Hawksmoor Mortgages 1.099% due 05/25/2053 •		707	984
Lanark Master Issuer PLC 0.902% due 12/22/2069 •		250	346
Residential Mortgage Securities PLC
1.031% due 12/20/2046 •		317	440
1.281% due 09/20/2065 •		346	479
Ripon Mortgages PLC 0.881% due 08/20/2056 •		1,403	1,945
Stanlington PLC 1.084% due 06/12/2046 •		643	892

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	681	945
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	863	1,198
Towd Point Mortgage Funding PLC
0.949% due 07/20/2045 •	431	599
1.111% due 10/20/2051 •	517	719
Uropa Securities PLC
0.284% due 06/10/2059 •	191	258
0.434% due 06/10/2059 •	49	66
0.634% due 06/10/2059 •	38	52
0.834% due 06/10/2059 •	41	55

		10,908

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,110	289

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	$300	353

Total United Kingdom (Cost $22,782)		24,574

UNITED STATES 43.1%
ASSET-BACKED SECURITIES 4.5%
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •	$9	9
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.032% due 06/25/2029 •	48	47
Bear Stearns Asset-Backed Securities Trust
0.752% due 10/25/2032 •	3	3
0.892% due 10/27/2032 •	14	14
Citigroup Global Markets Mortgage Securities, Inc. 1.442% due 01/25/2032 •	30	31
Countrywide Asset-Backed Certificates 0.432% due 12/25/2036 ^•	25	20
Countrywide Asset-Backed Certificates Trust
0.832% due 08/25/2047 •	116	114
4.693% due 10/25/2035 ~	1	1
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •	9	8
First Franklin Mortgage Loan Trust 0.207% due 07/25/2036 •	458	442
GSAMP Trust 0.737% due 11/25/2035 ^•	3,092	2,946
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	384	205
Morgan Stanley ABS Capital, Inc. Trust
0.202% due 03/25/2037 •	1,594	866
0.342% due 07/25/2036 •	81	72
Morgan Stanley Home Equity Loan Trust 0.442% due 04/25/2037 •	254	172
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	693	392
Residential Asset Mortgage Products Trust 0.652% due 06/25/2032 •	10	10
SMB Private Education Loan Trust
1.201% due 07/15/2053 •	78	80
1.290% due 07/15/2053	314	315
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	450	454
2.710% due 01/25/2060 ~	404	416
2.900% due 10/25/2059 ~	1,663	1,723
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	700	739

		9,079

CORPORATE BONDS & NOTES 4.4%
AT&T, Inc.
3.100% due 02/01/2043	100	98
3.300% due 02/01/2052	100	98

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Bayer U.S. Finance LLC 4.250% due 12/15/2025		200	223
BP Capital Markets America, Inc. 3.790% due 02/06/2024		400	432
British Airways Pass-Through Trust
3.300% due 06/15/2034		193	197
3.350% due 12/15/2030		90	90
Broadcom, Inc.
2.450% due 02/15/2031		100	98
2.600% due 02/15/2033		100	98
3.419% due 04/15/2033		200	210
Campbell Soup Co. 3.650% due 03/15/2023		58	61
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	105
Diamondback Energy, Inc. 2.875% due 12/01/2024		600	634
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	1,000	1,185
3.087% due 01/09/2023		$400	409
3.096% due 05/04/2023		200	204
3.375% due 11/13/2025		200	208
4.000% due 11/13/2030		200	210
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		200	200
General Motors Financial Co., Inc.
0.012% due 03/26/2022 •	EUR	100	119
3.550% due 07/08/2022		$100	103
GLP Capital LP 5.300% due 01/15/2029		300	350
Kilroy Realty LP 3.450% due 12/15/2024		100	107
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	569
Organon Finance 1 LLC 4.125% due 04/30/2028		$200	204
Pacific Gas & Electric Co.
3.450% due 07/01/2025		100	105
4.450% due 04/15/2042		100	99
San Diego Gas & Electric Co. 3.600% due 09/01/2023		200	211
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		200	201
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100
Southern Co. 2.950% due 07/01/2023		400	417
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	104
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		100	101
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		188	202
Wells Fargo & Co. 1.416% (US0003M + 1.230%) due 10/31/2023 ~		500	507
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		600	651

			8,910

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		304	300
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,236	1,228

			1,528

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		500	636

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust 2.712% due 09/25/2035 ^~		20	19
American Home Mortgage Assets Trust 0.472% due 05/25/2046 ^•		500	449
Banc of America Funding Trust
2.707% due 02/20/2036 ~		185	185
3.348% due 01/20/2047 ^~		32	31
Banc of America Mortgage Trust 2.882% due 05/25/2035 ^~		143	144
BCAP LLC Trust
0.868% due 01/26/2047 •		89	84
5.250% due 04/26/2037		150	112

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 08/25/2033 ~	16	17
2.518% due 10/25/2033 ~	11	11
2.665% due 05/25/2034 ~	27	25
2.721% due 05/25/2034 ~	24	24
2.723% due 08/25/2033 ~	3	3
2.893% due 02/25/2034 ~	2	2
3.048% due 11/25/2034 ~	20	19
3.156% due 05/25/2047 ^~	105	105
Bear Stearns ALT-A Trust
3.008% due 09/25/2035 ^~	249	195
3.344% due 11/25/2036 ^~	118	82
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~	387	332
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	33	34
3.059% due 07/25/2037 ~	24	23
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	17	17
Citigroup Global Markets Mortgage Securities, Inc. 0.592% due 05/25/2032 •	4	3
Citigroup Mortgage Loan Trust
2.996% due 08/25/2035 ~	20	21
3.234% due 09/25/2037 ^~	390	386
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.351% due 09/25/2035 ^~	366	351
Countrywide Alternative Loan Trust
0.302% due 07/25/2046 ^•	24	22
0.442% due 05/25/2037 ^•	156	53
0.472% due 09/25/2046 ^•	398	386
0.752% due 09/25/2035 •	395	307
1.616% due 11/25/2035 •	97	91
2.156% due 11/25/2035 •	75	71
3.051% due 02/25/2037 ^~	176	176
5.250% due 06/25/2035 ^	46	43
6.000% due 01/25/2037 ^	324	261
6.250% due 12/25/2036	967	622
6.250% due 08/25/2037 ^	86	65
Countrywide Home Loan Mortgage Pass-Through Trust
0.732% due 03/25/2035 •	536	485
0.752% due 02/25/2035 •	103	103
0.852% due 09/25/2034 •	5	5
2.605% due 11/25/2035 ^~	7	7
2.800% due 11/25/2034 ~	39	39
2.915% due 04/20/2035 ~	2	2
2.992% due 08/25/2034 ^~	5	5
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	6	7
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	4	4
DBUBS Mortgage Trust 1.200% due 11/10/2046 ~(a)	1,442	0
GreenPoint Mortgage Funding Trust
0.272% due 01/25/2037 •	133	129
0.292% due 10/25/2046 ^•	660	592
0.512% due 04/25/2036 •	155	152
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~	3	3
GS Mortgage Securities Trust 2.081% due 11/10/2045 ~(a)	3,862	67
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	20	20
2.924% due 09/25/2035 ~	18	19
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •	234	229
0.966% due 12/19/2036 ^•	235	227
2.659% due 07/19/2035 ^~	16	14
IndyMac Mortgage Loan Trust
0.282% due 09/25/2046 •	559	524
0.492% due 11/25/2046 •	639	610
2.880% due 12/25/2034 ~	16	17
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JP Morgan Chase Commercial Mortgage Securities Trust 1.083% due 12/15/2047 ~(a)	11,193	131
JP Morgan Mortgage Trust
1.923% due 11/25/2033 ~	14	15
2.905% due 11/25/2035 ^~	18	17
Luminent Mortgage Trust 0.262% due 12/25/2036 •	934	877
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•	154	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •	60	59
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •	19	19

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

1.882% due 02/25/2033 ~	21	21
Morgan Stanley Bank of America Merrill Lynch Trust 1.156% due 05/15/2046 ~(a)	9,507	132
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	535	558
2.750% due 11/25/2059 ~	471	488
OBX Trust 0.742% due 06/25/2057 •	54	54
Residential Accredit Loans, Inc. Trust 0.242% due 02/25/2047 •	310	159
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	445	221
Residential Funding Mortgage Securities, Inc. Trust
3.148% due 09/25/2035 ^~	46	35
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
0.793% due 10/19/2026 •	32	31
0.793% due 07/20/2033 •	114	114
2.647% due 04/20/2035 ~	205	216
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 04/25/2034 ~	35	35
2.537% due 02/25/2034 ~	21	21
3.123% due 09/25/2034 ~	5	5
Structured Asset Mortgage Investments Trust
0.472% due 07/25/2046 ^•	135	118
0.512% due 05/25/2036 •	223	196
0.593% due 07/19/2035 •	288	281
0.673% due 07/19/2034 •	22	22
Structured Asset Securities Corp. 0.372% due 01/25/2036 •	108	101
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •	262	236
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037 •	356	332
1.494% due 06/25/2047 ^•	231	208
UBS-Barclays Commercial Mortgage Trust 1.742% due 12/10/2045 ~(a)	10,582	146
UBS-Citigroup Commercial Mortgage Trust 2.317% due 01/10/2045 ~(a)	1,008	0
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2045 •	175	172
0.712% due 01/25/2045 •	82	82
1.843% due 09/25/2046 •	857	889
1.843% due 10/25/2046 •	24	24
1.843% due 11/25/2046 •	242	238
2.344% due 03/25/2033 ~	87	88
2.409% due 03/25/2034 ~	60	61
2.571% due 06/25/2033 ~	11	11
2.725% due 03/25/2035 ~	60	62
2.846% due 04/25/2035 ~	311	314
2.927% due 08/25/2034 ~	98	101
3.082% due 09/25/2036 ~	69	67
3.185% due 08/25/2046 ^~	356	352
Washington Mutual Mortgage Pass-Through Certificates Trust 1.056% due 07/25/2046 ^•	161	113
Wells Fargo-RBS Commercial Mortgage Trust 1.281% due 03/15/2045 ~(a)	7,924	111

		15,579

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	300,000	363
Bank of America Corp. 5.875% due 03/15/2028 •(g)	500,000	573

		936

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.492% due 06/25/2036 •	$20	21
0.592% due 10/25/2040 •	59	60
1.800% due 12/01/2034 •	38	40
1.945% due 05/01/2035 •	11	11
2.246% due 03/01/2024 •	1	1
2.581% due 11/01/2034 •	256	274
3.000% due 03/01/2060	275	298

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

3.500% due 01/01/2059		667	726
6.500% due 11/01/2036		61	64
Freddie Mac
0.460% due 01/15/2038 •		313	314
0.673% due 12/15/2037 - 07/15/2040 •		273	276
0.904% due 09/25/2022 ~(a)		4,460	36
1.069% due 11/25/2022 ~(a)		5,369	60
1.316% due 10/25/2044 •		602	618
1.992% due 01/15/2038 ~(a)		313	20
2.238% due 04/01/2037 •		5	5
2.375% due 05/01/2023 •		1	1
2.536% due 02/01/2029 •		11	11
6.000% due 12/15/2024		8	9
Ginnie Mae
2.000% (H15T1Y + 1.500%) due 02/20/2024 ~		9	9
2.000% due 01/20/2030 •		7	8
2.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~		3	3
2.125% due 11/20/2026 - 12/20/2026 •		4	4
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		8	8
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~		2	2
2.875% due 05/20/2028 - 05/20/2030 •		18	18
3.000% due 07/20/2046		18	18
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051		3,377	3,504
3.000% due 10/01/2049 - 06/01/2051		804	860
3.500% due 10/01/2034 - 07/01/2050		817	870
4.000% due 06/01/2050		334	357
4.500% due 08/01/2023 - 06/01/2044		211	231
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2036		800	854
4.000% due 08/01/2051		21,500	22,914
4.500% due 08/01/2051		1,600	1,723

			34,228

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)		1,100	989
1.625% due 11/15/2050		300	269
1.875% due 02/15/2041 (k)		3,300	3,231
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (o)		2,598	2,914
2.500% due 01/15/2029 (k)(m)		933	1,202
U.S. Treasury Notes
2.875% due 04/30/2025 (k)(o)		6,400	6,943

			15,548

Total United States (Cost $83,059)			86,444

SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (j) 1.9%			3,886

ARGENTINA TREASURY BILLS 0.0%
4.065% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	10,748	63

ISRAEL TREASURY BILLS 1.1%
(0.022)% due 11/30/2021 - 06/08/2022 (d)(e)	ILS	7,300	2,239

Total Short-Term Instruments (Cost $6,206)			6,188

Total Investments in Securities (Cost $219,490)			231,436

		SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short Asset Portfolio		18,473	185
PIMCO Short-Term Floating NAV Portfolio III		357,709	3,528

Total Short-Term Instruments (Cost $3,711)			3,713

Total Investments in Affiliates (Cost $3,711)			3,713

Total Investments 117.2% (Cost $223,201)			$235,149
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $(461))			(937)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Other Assets and Liabilities, net (16.7)%	(33,597)

Net Assets 100.0%	$200,615

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	05/25/2021 - 05/28/2021	$400	$408	0.20%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	204	0.10
Export-Import Bank of India	1.166	03/28/2022	12/19/2019	299	301	0.15

$899	$913	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.010%	04/20/2021	TBD(2)	GBP	916	United Kingdom Gilt 1.750% due 01/22/2049	$(1,249)	$1,267	$1,267
(0.500)	05/25/2021	07/02/2021	PLN	9,985	Republic of Poland Government International Bond 2.500% due 07/25/2027	(2,624)	2,619	2,619

Total Repurchase Agreements	$(3,873)	$3,886	$3,886

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BOS	0.050%	06/17/2021	07/19/2021	$(4,076)	$(4,076)
BSN	0.050	05/13/2021	07/13/2021	(764)	(764)
CIB	0.040	05/20/2021	07/20/2021	(945)	(945)
GRE	0.040	05/19/2021	07/19/2021	(3,055)	(3,055)
0.040	06/08/2021	07/08/2021	(984)	(984)
0.050	05/05/2021	07/06/2021	(949)	(949)

Total Reverse Repurchase Agreements	$(10,773)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	900	$(878)	$(887)

United Kingdom (0.6)%
Sovereign Issues (0.6)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	800	(1,160)	(1,248)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

United States (7.7)%
U.S. Government Agencies (7.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$7,500	(7,543)	(7,559)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	4,700	(4,837)	(4,852)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2051	2,300	(2,398)	(2,396)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2051	500	(528)	(527)

Total United States	(15,306)	(15,334)

Total Short Sales (8.7)%	$(17,344)	$(17,469)

(k)	Securities with an aggregate market value of $10,810 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(14,001) at a weighted average interest rate of 0.000%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $24 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	5	$1,248	$0	$0	$0
Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	130	1	0	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2021 Futures (1)	08/2021	200	2	0	0	0
Call Options Strike @ GBP 145.000 on United Kingdom Gilt August 2021 Futures (1)	07/2021	140	0	(2)	0	0
Euro-BTP Italy Government Bond September Futures	09/2021	52	9,336	93	46	0
Japan Government 10-Year Bond September Futures	09/2021	7	9,558	15	2	0
U.S. Treasury 5-Year Note September Futures	09/2021	158	19,502	(47)	10	0
U.S. Treasury 10-Year Note September Futures	09/2021	41	5,433	38	10	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	65	9,568	185	31	0

$282	$99	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	12	$(1,048)	$3	$0	$(1)
Australia Government 10-Year Bond September Futures	09/2021	17	(1,800)	8	0	(8)
Euro-Bund 10-Year Bond September Futures	09/2021	76	(15,555)	(101)	17	(49)
Euro-Buxl 30-Year Bond September Futures	09/2021	4	(964)	(17)	3	(7)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	229	(43,185)	(175)	16	(127)
Euro-Schatz September Futures	09/2021	138	(18,350)	0	0	(2)
U.S. Treasury 30-Year Bond September Futures	09/2021	2	(322)	(10)	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	1	(193)	(8)	0	(1)
United Kingdom Long Gilt September Futures	09/2021	77	(13,644)	(98)	0	(15)

$(398)	$36	$(211)

Total Futures Contracts	$(116)	$135	$(211)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	0.913%	$300	$(47)	$34	$(13)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.198	500	(6)	2	(4)	0	0

$(53)	$36	$(17)	$0	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	1.762%	EUR	200	$1	$(6)	$(5)	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.202	$300	7	(5)	2	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.469	EUR	500	15	3	18	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.502	600	(20)	34	14	0	0

$3	$26	$29	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$300	$(25)	$(6)	$(31)	$0	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	1,200	(114)	(10)	(124)	0	(1)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	300	(7)	(1)	(8)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	8,400	(51)	(60)	(111)	1	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	4,400	(23)	(24)	(47)	0	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,300	(11)	(20)	(31)	1	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	600	(10)	(2)	(12)	0	0

$(241)	$(123)	$(364)	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$4,800	$115	$9	$124	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(2)	$(14)	$(16)	$0	$(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	8,000	1	(4)	(3)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	(2)	(2)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,700	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	5,200	1	(1)	0	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,900	0	0	0	0	0

$0	$(26)	$(26)	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	09/15/2023	GBP	4,400	$8	$(6)	$2	$2	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026	750	1	(1)	0	1	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		4,800	(5)	20	15	10	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		2,000	91	(35)	56	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	5,900	0	15	15	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		14,500	0	36	36	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		7,600	0	19	19	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		4,200	0	10	10	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		5,800	0	14	14	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		6,300	0	15	15	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		85,800	(1)	(105)	(106)	0	(4)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		1,800	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		36,700	0	(62)	(62)	0	(2)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		12,400	(19)	30	11	1	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		24,600	(4)	(30)	(34)	0	(1)
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		600	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	1,700	0	11	11	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		600	3	2	5	0	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		800	6	(30)	(24)	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	2	2	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,600	(73)	7	(66)	7	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		5,400	(311)	75	(236)	11	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		700	7	56	63	5	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		500	0	31	31	3	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	100	0	(1)	(1)	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		150	0	4	4	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$16,700	(234)	33	(201)	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		350	4	(1)	3	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		1,300	1	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,950	0	(123)	(123)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		11,000	228	(591)	(363)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(78)	(78)	0	(1)
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,900	0	(91)	(91)	0	(2)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,100	404	(143)	261	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		11,300	306	(235)	71	3	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		8,000	(88)	(97)	(185)	4	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		4,010	(73)	(16)	(89)	3	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		400	(15)	49	34	1	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,900	(69)	(208)	(277)	6	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		600	(28)	(1)	(29)	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		15,400	(178)	723	545	0	(37)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		600	0	14	14	0	(2)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		200	0	4	4	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		2,940	27	149	176	0	(8)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,800	711	(196)	515	0	(21)
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		230	0	10	10	1	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		900	0	(18)	(18)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		1,100	19	71	90	0	(7)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		400	(12)	56	44	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		600	3	71	74	0	(4)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		700	(8)	(44)	(52)	4	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		2,200	86	233	319	0	(15)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		300	(2)	(9)	(11)	0	(2)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		1,500	(334)	137	(197)	8	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		300	(2)	(9)	(11)	0	(2)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		300	(2)	(11)	(13)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		550	0	1	1	0	(4)
Receive(7)	3-Month USD-LIBOR	2.100	Semi-Annual	08/25/2051		1,100	0	(89)	(89)	0	(8)
Receive(7)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		350	0	(18)	(18)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		400	(17)	(3)	(20)	0	(3)
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		550	0	(40)	(40)	0	(4)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		150	0	6	6	0	(1)
Pay	6-Month AUD-LIBOR	1.750	Semi-Annual	06/16/2031	AUD	3,400	41	2	43	10	0
Pay	6-Month CHF-LIBOR	(0.620)	Annual	03/18/2025	CHF	1,750	10	(18)	(8)	0	0
Pay	6-Month CHF-LIBOR	(0.500)	Annual	09/16/2025		1,200	2	(7)	(5)	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,400	(14)	51	37	1	0
Receive(7)	6-Month EUR-EURIBOR	(0.500)	Annual	09/15/2023	EUR	31,200	31	15	46	0	(6)
Pay(7)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026		47,300	40	(99)	(59)	34	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		9,700	(137)	(5)	(142)	17	0
Pay(7)	6-Month EUR-EURIBOR	(0.150)	Annual	01/27/2032		400	0	(15)	(15)	1	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		400	0	(1)	(1)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		500	0	(2)	(2)	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	(0.060)	Annual	11/17/2032		200	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		200	(18)	13	(5)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	16	16	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		5,400	(16)	(29)	(45)	0	(24)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		200	0	30	30	0	(1)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	970,000	(89)	(21)	(110)	1	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		350,000	6	(62)	(56)	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		180,000	18	(23)	(5)	3	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	2,600	(1)	(9)	(10)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,600	0	(4)	(4)	0	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026		17,600	1	(12)	(11)	0	(1)
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		9,100	0	28	28	3	0
Pay	6-Month PLN-WIBOR	1.730	Annual	05/25/2027	PLN	9,500	0	32	32	27	0
Receive(7)	6-Month PLN-WIBOR	1.515	Annual	07/02/2027		9,500	0	2	2	2	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	280	2	14	16	0	(1)
Receive	UKRPI	3.445	Maturity	11/15/2030		280	0	14	14	0	(1)
Pay	UKRPI	3.740	Maturity	03/15/2031		300	0	0	0	1	0
Pay	UKRPI	3.700	Maturity	04/15/2031		800	8	(17)	(9)	4	0
Pay	UKRPI	3.217	Maturity	11/15/2040		480	(8)	(70)	(78)	4	0
Pay	UKRPI	3.272	Maturity	11/15/2040		200	0	(28)	(28)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040		280	0	(39)	(39)	2	0
Receive	UKRPI	3.000	Maturity	11/15/2050		200	7	59	66	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050		200	0	58	58	0	(3)

							$313	$(526)	$(213)	$189	$(186)

Total Swap Agreements							$137	$(604)	$(467)	$192	$(190)

(m)	Securities with an aggregate market value of $167 and cash of $4,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		DKK	20,184		$3,212		$0		$(7)
		08/2021		CAD	1,102		915		26		0
		08/2021		NOK	9,950		1,189		33		0
		08/2021			$9,629		CAD	11,618	0		(257)
		08/2021			5,804		CHF	5,237	0		(137)
		08/2021			205		CZK	4,287	0		(6)
		08/2021			1,847		EUR	1,533	0		(27)
		08/2021			141		RUB	10,619	3		0
		09/2021			1,302		CNY	8,371	0		(14)
		09/2021			2,024		IDR	29,171,599	0		(39)
		09/2021			277		RUB	20,239	0		(4)
BPS		07/2021		GBP	108		$153		4		0
		07/2021		NZD	845		613		23		0
		07/2021			$2,070		AUD	2,663	0		(72)
		07/2021			222		RUB	16,560	4		0
		08/2021			5,775		SEK	48,250	0		(135)
		09/2021		CNH	1,081		$166		0		0
		09/2021			$375		KRW	423,999	0		0
		09/2021			400		MYR	1,662	0		0
		09/2021			411		THB	12,839	0		(10)
		10/2021			125		DKK	780	0		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

	11/2021	MXN	9,246		$458	2	0
BRC	08/2021	JPY	35,800		326	4	0
CBK	07/2021	DKK	12,267		1,945	0	(11)
	07/2021	RUB	37,011		505	1	0
	07/2021		$714	AUD	923	0	(22)
	07/2021		254	DKK	1,600	1	0
	07/2021		114	RUB	8,799	6	0
	08/2021		129		9,681	2	0
	09/2021	IDR	3,244,280		$221	0	0
	09/2021	PLN	9,951		2,696	86	0
	09/2021		$2,709	PLN	9,951	0	(98)
	09/2021		6	ZAR	88	0	0
	10/2021	PEN	8,067		$2,188	86	0
	11/2021	ILS	7,902		2,420	3	(12)
	12/2021	PEN	4,868		1,308	41	0
	01/2022	ILS	2,744		837	0	(7)
	02/2022		4,601		1,417	3	(2)
	04/2022		300		92	0	0
	06/2022		500		154	0	0
	08/2022		1,523		461	0	(10)
GLM	07/2021	AUD	100		77	2	0
	07/2021	BRL	498		100	0	(1)
	07/2021	GBP	4,863		6,875	148	0
	07/2021		$99	BRL	498	1	0
	07/2021		229	RUB	17,638	12	0
	08/2021	BRL	498		$99	0	(1)
	08/2021	SEK	10,815		1,304	39	0
	08/2021		$404	COP	1,506,333	0	(4)
	08/2021		330	RUB	24,435	3	(1)
	09/2021	HKD	1,776		$229	0	0
	09/2021		$2,431	MXN	51,070	112	0
	09/2021		214	MYR	890	0	0
	09/2021		206	PLN	780	0	(1)
	09/2021		353	RUB	25,836	0	(4)
	11/2021		1,100	PEN	4,125	0	(26)
	02/2022	CAD	369		$306	8	0
HUS	07/2021		899		726	1	0
	07/2021		$6,880	GBP	4,971	0	(4)
	07/2021		205	ILS	667	0	(1)
	08/2021	EUR	443		$541	15	0
	08/2021	GBP	4,971		6,881	4	0
	08/2021	JPY	21,100		191	1	0
	08/2021		$22,882	JPY	2,486,161	0	(494)
	08/2021		290	RUB	21,845	6	0
	09/2021	CNH	58,261		$9,066	103	0
	09/2021	PEN	1,519		411	15	0
	09/2021		$3,562	KRW	3,967,800	0	(51)
	09/2021		146	RUB	10,656	0	(2)
	01/2022	ILS	1,372		$425	3	0
IND	09/2021		$198	CLP	142,647	0	(4)
JPM	07/2021	DKK	13,676		$2,169	0	(12)
	07/2021		$2,129	DKK	13,259	0	(15)
	08/2021	COP	730,459		$196	2	0
	10/2021	DKK	12,424		1,998	13	0
MYI	07/2021	BRL	498		93	0	(7)
	07/2021		$100	BRL	498	1	0
	07/2021		2,365	DKK	14,729	0	(17)
	07/2021		113	RUB	8,659	5	0
	08/2021	EUR	497		$606	16	0
	08/2021	JPY	33,600		307	4	0
	08/2021		$294	EUR	242	0	(7)
	10/2021	DKK	14,729		$2,369	17	0
RYL	09/2021	MYR	8,318		2,004	5	0
SCX	07/2021	DKK	1,115		181	3	0
	07/2021	MXN	5,428		271	0	(1)
	08/2021	CAD	289		237	3	0
	08/2021	JPY	29,200		268	5	0
	12/2021		$213	SGD	282	0	(3)
SOG	07/2021		2,815	DKK	17,529	0	(20)
	07/2021		129	RUB	10,051	7	0
	08/2021		161		12,140	4	0
	10/2021	DKK	17,529		$2,820	20	0
SSB	07/2021	AUD	1,252		969	30	0
	08/2021	CHF	1,221		1,360	38	0
UAG	07/2021		$371	RUB	28,473	17	0
	08/2021		4,610	EUR	3,765	0	(141)
	08/2021		6,218	NOK	51,398	0	(247)
	09/2021		144	RUB	10,528	0	(1)

Total Forward Foreign Currency Contracts						$991	$(1,935)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	07/15/2021	900	$13	$1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	08/06/2021	800	12	2
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	1,100	23	3
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	2,600	33	18
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	2,400	29	16

$110	$40

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	300	$23	$45
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	200	1	0

$24	$45

Total Purchased Options	$134	$85

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	400	$0	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	400	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	200	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	400	(1)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	300	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	300	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	1,600	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	700	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,700	(2)	(1)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	300	0	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,400	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	600	(1)	(1)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	100	(1)	0
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	200	(1)	(1)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	700	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	600	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	300	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	100	0	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	100	0	0

$(26)	$(8)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	1,584	$(16)	$(20)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	8,300	$(41)	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	07/15/2021	900	(6)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	07/15/2021	900	(8)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.448	08/06/2021	800	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	08/06/2021	800	(6)	(1)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(43)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,900	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,900	(2)	(5)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	(1)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	1,400	(10)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	2,100	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	2,100	(3)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	200	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	1,000	(27)	(13)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	11,600	(105)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	7,700	(35)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	300	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	1,100	(16)	(14)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	10,400	(13)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	10,400	(13)	(28)

$(429)	$(125)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	4,250	$(4)	$(1)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	2,000	(2)	0

$(6)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	300	$(1)	$0

Total Written Options	$(478)	$(154)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.031%	$100	$(3)	$2	$0	$(1)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	1,500	(54)	39	0	(15)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	1,600	(39)	10	0	(29)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	500	(10)	1	0	(9)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	800	(27)	19	0	(8)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	900	(23)	7	0	(16)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	300	(10)	7	0	(3)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	1,000	(19)	1	0	(18)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	1,400	(49)	35	0	(14)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	500	(13)	4	0	(9)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	200	(5)	1	0	(4)

$(252)	$126	$0	$(126)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$400	$(10)	$17	$7	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	200	(5)	8	3	0
MYC	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	600	17	1	18	0

$2	$26	$28	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	900	$678	$5	$(11)	$0	$(6)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,000	1,380	0	126	126	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,900	1,311	(7)	126	119	0

$(2)	$241	$245	$(6)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR	3.000%	Quarterly	06/16/2031	MYR	900	$(1)	$2	$1	$0
CBK	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	2,300	0	3	3	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

NGF	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	06/16/2031	3,800	(1)	6	5	0

							$(2)	$11	$9	$0

Total Swap Agreements							$(254)	$404	$282	$(132)

(o)

Securities with an aggregate market value of $1,294 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)						Notional Amount represents the number of contracts.
(2)						The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$84	$0	$84
Australia
Corporate Bonds & Notes	0	732	0	732
Non-Agency Mortgage-Backed Securities	0	212	0	212
Sovereign Issues	0	6,809	0	6,809
Canada
Corporate Bonds & Notes	0	1,300	0	1,300
Non-Agency Mortgage-Backed Securities	0	169	0	169
Sovereign Issues	0	515	0	515
Cayman Islands
Asset-Backed Securities	0	7,071	0	7,071
Corporate Bonds & Notes	0	2,223	0	2,223
Non-Agency Mortgage-Backed Securities	0	802	0	802
China
Corporate Bonds & Notes	0	504	0	504
Sovereign Issues	0	18,763	0	18,763
Denmark
Corporate Bonds & Notes	0	7,702	0	7,702
France
Sovereign Issues	0	11,724	0	11,724
Germany
Corporate Bonds & Notes	0	5,734	0	5,734
India
Corporate Bonds & Notes	0	307	0	307
Sovereign Issues	0	301	0	301
Ireland
Asset-Backed Securities	0	2,732	0	2,732
Israel
Sovereign Issues	0	4,237	0	4,237
Italy
Corporate Bonds & Notes	0	2,974	0	2,974
Sovereign Issues	0	5,682	0	5,682
Japan
Corporate Bonds & Notes	0	1,991	0	1,991
Sovereign Issues	0	6,275	0	6,275
Luxembourg
Corporate Bonds & Notes	0	632	0	632
Malaysia
Corporate Bonds & Notes	0	219	0	219
Sovereign Issues	0	1,972	0	1,972
Multinational
Corporate Bonds & Notes	0	830	0	830
Netherlands
Asset-Backed Securities	0	1,381	0	1,381
Corporate Bonds & Notes	0	2,317	0	2,317
Preferred Securities	0	168	0	168
Peru
Sovereign Issues	0	2,952	0	2,952
Qatar
Corporate Bonds & Notes	597	0	0	597
Sovereign Issues	0	3,626	0	3,626
Romania
Sovereign Issues	0	236	0	236
Saudi Arabia
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	2,250	0	2,250
Singapore
Corporate Bonds & Notes	0	522	0	522
Slovenia
Sovereign Issues	0	1,781	0	1,781
Spain
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	1,297	0	1,297
Supranational
Corporate Bonds & Notes	0	952	0	952
Switzerland
Corporate Bonds & Notes	0	2,610	0	2,610
United Arab Emirates
Corporate Bonds & Notes	0	408	0	408
Sovereign Issues	0	231	0	231
United Kingdom
Corporate Bonds & Notes	0	13,024	0	13,024
Non-Agency Mortgage-Backed Securities	0	10,908	0	10,908
Preferred Securities	0	289	0	289
Sovereign Issues	0	353	0	353
United States
Asset-Backed Securities	0	9,079	0	9,079
Corporate Bonds & Notes	0	8,910	0	8,910
Loan Participations and Assignments	0	1,528	0	1,528
Municipal Bonds & Notes	0	636	0	636
Non-Agency Mortgage-Backed Securities	0	15,579	0	15,579
Preferred Securities	0	936	0	936
U.S. Government Agencies	0	34,228	0	34,228
U.S. Treasury Obligations	0	15,548	0	15,548

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	3,886	0	3,886
Argentina Treasury Bills	0	63	0	63
Israel Treasury Bills	0	2,239	0	2,239

	$597	$230,839	$0	$231,436
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,713	$0	$0	$3,713

Total Investments	$4,310	$230,839	$0	$235,149

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(887)	0	(887)
United Kingdom
U.S. Government Agencies	0	(1,248)	0	(1,248)
United States
U.S. Government Agencies	0	(15,334)	0	(15,334)

	$0	$(17,469)	$0	$(17,469)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	243	0	327
Over the counter	0	1,358	0	1,358

	$84	$1,601	$0	$1,685
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(209)	(192)	0	(401)
Over the counter	0	(2,221)	0	(2,221)

	$(209)	$(2,413)	$0	$(2,622)

Total Financial Derivative Instruments	$(125)	$(812)	$0	$(937)

Totals	$4,185	$212,558	$0	$216,743

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 57.2% ¤
CORPORATE BONDS & NOTES 13.9%
BANKING & FINANCE 8.0%
Aircastle Ltd. 2.850% due 01/26/2028		$1,000	$1,006
Aviation Capital Group LLC 5.500% due 12/15/2024		300	339
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026		100	108
Barclays PLC 8.000% due 06/15/2024 •(g)(i)		700	797
Credit Suisse Group AG 5.250% due 02/11/2027 •(g)(i)		700	742
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		400	424
Deutsche Bank AG 4.250% due 10/14/2021		2,800	2,831
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		800	882
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,786
ING Groep NV 4.875% due 05/16/2029 • (g)(i)		$700	733
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	27,122	4,167
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$700	662
KWG Property Holding Ltd. 5.875% due 11/10/2024		700	706
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		400	407
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		500	512
4.519% due 06/25/2024 •		300	322
New Metro Global Ltd. 6.500% due 05/20/2022		500	510
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	7,032	1,081
Nykredit Realkredit A/S 1.000% due 10/01/2050		26,190	4,024
Seazen Group Ltd. 6.000% due 08/12/2024		$700	730
Societe Generale S.A. 5.375% due 11/18/2030 •(g)(i)		700	743
Starwood Property Trust, Inc. 5.500% due 11/01/2023		200	210
Sunac China Holdings Ltd. 8.350% due 04/19/2023		400	415
UniCredit SpA
7.500% due 06/03/2026 • (g)(i)	EUR	500	705
7.830% due 12/04/2023		$2,500	2,898
Ursa Re Ltd. 3.791% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		600	624
Yango Justice International Ltd. 7.500% due 04/15/2024		700	676

			29,040

INDUSTRIALS 5.3%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		384	426
American Airlines Pass-Through Trust
3.350% due 04/15/2031		377	384
3.575% due 07/15/2029		314	321
3.700% due 04/01/2028		195	199
American Airlines, Inc. 5.750% due 04/20/2029		100	108
Berry Global, Inc. 4.875% due 07/15/2026		6,000	6,357
BOC Aviation USA Corp. 1.625% due 04/29/2024		200	202
BRF GmbH 4.350% due 09/29/2026		1,000	1,055

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Broadcom, Inc. 3.459% due 09/15/2026		521	568
Caesars Entertainment, Inc. 6.250% due 07/01/2025		200	212
Caesars Resort Collection LLC 5.750% due 07/01/2025		100	106
DAE Funding LLC 1.625% due 02/15/2024		200	203
Delta Air Lines, Inc. 2.900% due 10/28/2024		650	662
Energy Transfer LP 3.750% due 05/15/2030		900	979
Expedia Group, Inc. 6.250% due 05/01/2025		66	77
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		1,300	1,455
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		300	303
4.000% due 05/01/2031		300	303
Marriott International, Inc. 4.625% due 06/15/2030		100	115
NCL Corp. Ltd. 10.250% due 02/01/2026		600	699
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		800	904
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	1,100	1,311
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		$600	597
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	500	759
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$20	22
United Airlines Pass-Through Trust
2.900% due 11/01/2029		96	95
3.100% due 01/07/2030		163	172
4.150% due 02/25/2033		84	93
Univision Communications, Inc. 6.625% due 06/01/2027		200	217
VMware, Inc. 3.900% due 08/21/2027		100	111
Wynn Las Vegas LLC 5.250% due 05/15/2027		200	215

			19,230

UTILITIES 0.6%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,500	1,570
Pacific Gas & Electric Co. 2.500% due 02/01/2031		600	563

			2,133

Total Corporate Bonds & Notes (Cost $49,173)			50,403

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	200	242

INDUSTRIALS 0.2%
Multiplan Corp. 6.000% due 10/15/2027		$800	827

Total Convertible Bonds & Notes (Cost $1,001)			1,069

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 0.623% due 07/15/2041 •		634	645
Ginnie Mae 0.599% due 08/20/2068 •		545	541
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		3	3
Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051		100	103

Total U.S. Government Agencies (Cost $1,279)			1,292

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)		2,700	2,427
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (m)		5,207	5,748

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $8,285)			8,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Alliance Bancorp Trust 0.332% due 07/25/2037 •		253	238
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 08/25/2033 ~		54	54
2.910% due 07/25/2036 ^~		69	68
3.129% due 02/25/2036 ^~		48	48
Countrywide Alternative Loan Trust 1.116% due 02/25/2036 •		127	121
Countrywide Home Loan Mortgage Pass-Through Trust
0.732% due 03/25/2035 •		55	55
3.014% due 09/20/2036 ^~		73	70
6.000% due 04/25/2036		197	148
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	1,258	1,749
Structured Adjustable Rate Mortgage Loan Trust 2.978% due 01/25/2035 ~		$6	6
Structured Asset Mortgage Investments Trust 0.593% due 07/19/2035 •		23	23
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	1,163	1,618
WaMu Mortgage Pass-Through Certificates Trust 0.752% due 01/25/2045 •		$1,518	1,512

Total Non-Agency Mortgage-Backed Securities (Cost $5,379)			5,710

ASSET-BACKED SECURITIES 3.2%
ACE Securities Corp. Home Equity Loan Trust 1.892% due 06/25/2034 •		49	49
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		418	392
Argent Securities Trust 0.392% due 07/25/2036 •		322	293
Assurant CLO Ltd. 1.141% due 10/20/2031 •		600	600
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	371	440
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(a)		$1,200	1,200
Catamaran CLO Ltd. 1.444% due 04/22/2030 •		597	597
CIFC Funding Ltd. 1.036% due 10/25/2027 •		472	473
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		972	982
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •		46	45
0.342% due 03/25/2037 •		600	577
First Franklin Mortgage Loan Trust 0.797% due 11/25/2036 •		1,200	1,182
Fremont Home Loan Trust 0.227% due 10/25/2036 •		598	551
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		50	50
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		435	320
Long Beach Mortgage Loan Trust 0.692% due 01/25/2036 •		1,273	1,167
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	296
Mountain View CLO Ltd. 0.984% due 10/15/2026 •		$30	30
OCP CLO Ltd. 0.984% due 07/15/2027 •		42	42
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(a)		1,500	1,500
Segovia European CLO 0.000% due 07/20/2032 • (a)	EUR	300	356
TICP CLO Ltd. 1.028% due 04/20/2028 •		$184	184
Venture CLO Ltd. 1.064% due 07/15/2027 •		231	232
WhiteHorse Ltd. 1.120% due 04/17/2027 •		106	106

Total Asset-Backed Securities (Cost $11,077)			11,664

SOVEREIGN ISSUES 10.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		368	125
0.125% due 07/09/2035 þ		242	73
1.000% due 08/05/2021	ARS	2,865	17

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

15.500% due 10/17/2026		1,490	4
34.069% (BADLARPP) due 10/04/2022 ~		2,500	11
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		4,288	25
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		2,500	15
China Government International Bond
2.850% due 06/04/2027	CNY	58,900	9,024
3.280% due 12/03/2027		48,300	7,582
Dominican Republic International Bond 8.900% due 02/15/2023	DOP	25,700	474
Israel Government International Bond 0.750% due 07/31/2022	ILS	1,700	525
Italy Buoni Poliennali Del Tesoro 0.500% due 02/01/2026	EUR	5,300	6,412
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	613
5.940% due 02/12/2029		5,700	1,622
8.200% due 08/12/2026		5,100	1,648
Provincia de Buenos Aires
37.854% due 04/12/2025	ARS	1,150	6
37.954% due 05/31/2022		1,380	8
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,063
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,747
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	41,900	2,783
10.500% due 12/21/2026		50,500	4,019

Total Sovereign Issues (Cost $38,034)			37,796

		SHARES
COMMON STOCKS 7.5%
CONSUMER DISCRETIONARY 2.8%
Choice Hotels International, Inc.		12,612	1,499
GrandVision NV		49,701	1,662
Hilton Worldwide Holdings, Inc. (b)		12,113	1,461
Hyatt Hotels Corp. 'A' (b)		18,987	1,474
Marriott International, Inc. 'A' (b)		10,410	1,421
Marriott Vacations Worldwide Corp. (b)		8,594	1,369
Travel Leisure Co.		22,902	1,362

			10,248

HEALTH CARE 1.0%
Change Healthcare, Inc. (b)		55,665	1,283
Constellation Pharmaceuticals, Inc. (b)		22,816	771
PPD, Inc. (b)		31,179	1,437

			3,491

INDUSTRIALS 0.4%
Navistar International Corp. (b)		30,442	1,355

INFORMATION TECHNOLOGY 2.5%
Advantest Corp.		4,600	414
Applied Materials, Inc.		2,000	285
Cadence Design Systems, Inc. (b)		1,400	192
Cirrus Logic, Inc. (b)		2,100	179
Globalwafers Co. Ltd.		6,000	198
Infineon Technologies AG		9,000	361
Intel Corp.		5,300	297
Lam Research Corp.		800	521
Marvell Technology, Inc.		7,700	449
Maxim Integrated Products, Inc.		4,000	421
MediaTek, Inc.		5,000	173
Nanya Technology Corp.		51,000	146
Novatek Microelectronics Corp.		9,000	161
Nuance Communications, Inc. (b)		27,156	1,478
NVIDIA Corp.		500	400
NXP Semiconductors NV		2,200	453
Power Integrations, Inc.		2,000	164
Realtek Semiconductor Corp. (b)		10,000	181
Rohm Co. Ltd.		1,800	166
Samsung Electronics Co. Ltd.		5,600	401
Skyworks Solutions, Inc.		2,300	441
Synopsys, Inc. (b)		700	193
Taiwan Semiconductor Manufacturing Co. Ltd.		17,000	363
Teradyne, Inc.		1,400	188
Tokyo Electron Ltd.		1,000	433
United Microelectronics Corp.		92,000	175

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Win Semiconductors Corp.		13,000	175

			9,008

MATERIALS 0.5%
Shin-Etsu Chemical Co. Ltd.		2,100	351
WR Grace & Co.		21,115	1,459

			1,810

UTILITIES 0.3%
PNM Resources, Inc.		25,926	1,264

Total Common Stocks (Cost $26,879)			27,177

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		290,000	332
Nationwide Building Society 10.250%~		7,273	1,892

Total Preferred Securities (Cost $1,706)			2,224

REAL ESTATE INVESTMENT TRUSTS 4.7%
REAL ESTATE 4.7%
Agree Realty Corp.		14,473	1,020
American Campus Communities, Inc.		14,473	676
American Tower Corp.		4,801	1,297
Apartment Income REIT Corp.		21,788	1,033
Duke Realty Corp.		31,177	1,476
Equinix, Inc.		692	555
Equity LifeStyle Properties, Inc.		10,659	792
Equity Residential		13,954	1,075
First Industrial Realty Trust, Inc.		17,467	912
Gaming and Leisure Properties, Inc.		16,967	786
Host Hotels & Resorts, Inc. (b)		47,599	814
Invitation Homes, Inc.		36,761	1,371
Life Storage, Inc.		10,090	1,083
MGM Growth Properties LLC		27,857	1,020
SBA Communications Corp.		4,122	1,314
Simon Property Group, Inc.		2,858	373
Sun Communities, Inc.		4,891	838
Ventas, Inc.		11,900	680

Total Real Estate Investment Trusts (Cost $13,417)			17,115

SHORT-TERM INSTRUMENTS 12.3%
REPURCHASE AGREEMENTS (j) 1.8%			6,645

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
1.717% due 07/30/2021 - 09/13/2021 (c)(d)	ARS	25,253	149

ISRAEL TREASURY BILLS 0.2%
0.006% due 06/08/2022 (d)(e)	ILS	2,800	859

JAPAN TREASURY BILLS 4.8%
(0.101)% due 09/21/2021 (d)(e)	JPY	1,912,000	17,214

U.S. TREASURY BILLS 5.4%
0.033% due 09/16/2021 - 12/02/2021 (c)(d)		$19,500	19,497

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $44,517)		44,364

Total Investments in Securities (Cost $200,747)		206,988

	SHARES
INVESTMENTS IN AFFILIATES 39.5%
MUTUAL FUNDS 17.2% (h)
PIMCO Investment Grade Credit Bond Fund	1,297,068	14,255
PIMCO Mortgage Opportunities and Bond Fund	4,403,066	48,214

Total Mutual Funds (Cost $61,757)		62,469

SHORT-TERM INSTRUMENTS 22.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.3%
PIMCO Short Asset Portfolio	3,512,738	35,205
PIMCO Short-Term Floating NAV Portfolio III	4,636,092	45,716

Total Short-Term Instruments (Cost $80,838)		80,921

Total Investments in Affiliates (Cost $142,595)		143,390

Total Investments 96.7% (Cost $343,342)		$350,378
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $4,606)		(903)
Other Assets and Liabilities, net 3.6%		13,026

Net Assets 100.0%		$362,501

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:
^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Security did not produce income within the last twelve months.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Coupon represents a yield to maturity.
(f)				Principal amount of security is adjusted for inflation.
(g)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)				Institutional Class Shares of each Fund.
(i)				Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	(0.050)%	06/30/2021	07/01/2021	$6,645	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031		$(6,669)	$6,645	$6,645

Total Repurchase Agreements							$(6,669)	$6,645	$6,645

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2051	$7,900	$(7,943)	$(7,962)

U.S. Treasury Obligations (2.9)%
U.S. Treasury Inflation Protected Securities					0.125%	01/15/2031	9,436	(10,374)	(10,399)

Total Short Sales (5.1)%								$(18,317)	$(18,361)

(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(65) at a weighted average interest rate of (0.080%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Payable for short sales includes $5 of accrued interest.
(k)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description				Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500				4,100.000	07/16/2021	26	$3	$259	$19

Total Purchased Options							$259		$19

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500		3,875.000	07/16/2021	26	$3	$(138)	$(6)

Total Written Options						$(138)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2021	1	$63		$2	$0	$0
Arabica Coffee December Futures	12/2021	2	122		11	0	0
Australia Government 3-Year Note September Futures	09/2021	34	2,970		(10)	2	0
Australia Government 10-Year Bond September Futures	09/2021	5	529		(1)	2	0
Brent Crude March Futures	01/2022	2	142		(1)	0	0
Canada Government 10-Year Bond September Futures	09/2021	25	2,935		35	6	0
Cocoa September Futures	09/2021	4	96		(4)	0	0
Copper September Futures	09/2021	2	214		(23)	1	0
Corn December Futures	12/2021	6	177		11	12	0
Cotton No. 2 December Futures	12/2021	5	212		(6)	0	(7)
DAX Index September Futures	09/2021	11	5,063		(41)	49	(50)
E-mini NASDAQ 100 Index September Futures	09/2021	45	13,094		392	0	(13)
E-mini S&P 500 Index September Futures	09/2021	655	140,452		1,999	217	0
Euro STOXX 50 September Futures	09/2021	82	3,943		(60)	21	(41)
Euro STOXX 600 September Futures	09/2021	1,085	29,024		(347)	129	(227)
Euro-BTP Italy Government Bond September Futures	09/2021	25	4,488		55	22	0
Euro-Bund 10-Year Bond September Futures	09/2021	50	10,234		16	86	(31)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	22	4,149		16	12	(1)
FTSE 100 Index September Futures	09/2021	14	1,352		(20)	3	(8)
FTSE/MIB Index September Futures	09/2021	1	148		(4)	1	(1)
Gas Oil December Futures	12/2021	3	179		6	0	(1)
Gold 100 oz. August Futures	08/2021	24	4,252		(2)	20	0
Gold 100 oz. December Futures	12/2021	2	355		(10)	2	0
Hang Seng Index July Futures	07/2021	3	553		(2)	0	(10)
IBEX 35 Index July Futures	07/2021	1	104		(5)	0	(1)
Iron Ore September Futures	09/2021	14	275		26	6	0
Japan Government 10-Year Bond September Futures	09/2021	11	15,019		25	4	0
Lead July Futures	07/2021	1	57		1	0	0
Lead September Futures	09/2021	1	57		2	2	0
Lean Hogs December Futures	12/2021	1	32		(3)	0	0
Live Cattle October Futures	10/2021	6	308		7	1	0
Mini MSCI Emerging Markets Index September Futures	09/2021	442	30,162		(71)	0	(217)
Natural Gas January Futures	12/2021	10	381		22	1	0
New York Harbor ULSD December Futures	11/2021	3	268		0	0	0
Nickel September Futures	09/2021	1	109		2	1	0
Nikkei 225 Yen-denominated September Futures	09/2021	84	10,875		(127)	0	(57)
RBOB Gasoline December Futures	11/2021	4	340		15	0	0
S&P/Toronto Stock Exchange 60 September Futures	09/2021	37	7,180		61	0	(8)
Soybean January Futures	01/2022	1	70		4	4	0
Soybean Meal December Futures	12/2021	19	725		(35)	53	0
Soybean November Futures	11/2021	5	350		3	22	0
SPI 200 Index September Futures	09/2021	79	10,698		(99)	27	0
Sugar No. 11 March Futures	02/2022	4	81		3	1	0
Topix Index September Futures	09/2021	73	12,767		(110)	0	(98)
U.S. Treasury 10-Year Note September Futures	09/2021	173	22,923		68	70	(1)
U.S. Treasury 30-Year Bond September Futures	09/2021	8	1,286		30	5	0
WTI Crude December Futures	11/2021	2	140		5	0	0
Zinc September Futures	09/2021	3	223		(3)	1	(3)

					$1,833	$783	$(775)

SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2021	3	$(189)		$(2)	$0	$(2)
Arabica Coffee September Futures	09/2021	4	(240)		(5)	1	0
CAC 40 Index July Futures	07/2021	1	(77)		1	1	0
Cocoa December Futures	12/2021	3	(73)		0	0	0
Corn September Futures	09/2021	29	(869)		(20)	0	(58)
Euro-Bobl September Futures	09/2021	45	(7,158)		(4)	2	(8)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Hard Red Winter Wheat September Futures	09/2021	4	(132)	(7)	0	(7)
Lead July Futures	07/2021	1	(57)	(7)	0	0
Lean Hogs October Futures	10/2021	7	(244)	12	1	0
Live Cattle December Futures	12/2021	1	(53)	(1)	0	0
Natural Gas September Futures	08/2021	7	(254)	(45)	0	(1)
OMX Stockholm 30 Index July Futures	07/2021	1	(26)	0	0	0
Soybean Meal January Futures	01/2022	1	(38)	(3)	0	(3)
Soybean Oil December Futures	12/2021	3	(113)	(2)	0	(3)
Sugar No. 11 October Futures	09/2021	7	(140)	(4)	0	(3)
U.S. Treasury 2-Year Note September Futures	09/2021	77	(16,965)	27	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2021	336	(41,472)	70	0	(21)
United Kingdom Long Gilt September Futures	09/2021	9	(1,595)	0	3	0
Wheat December Futures	12/2021	2	(69)	(2)	0	(3)
Wheat September Futures	09/2021	8	(272)	6	0	(13)

$14	$8	$(124)

Total Futures Contracts	$1,847	$791	$(899)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR	100	$(13)	$(2)	$(15)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$2,200	$53	$4	$57	$0	$0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	EUR	700	22	0	22	0	0

$75	$4	$79	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	(0.080%)	Annual	01/20/2023	GBP	6,800	$30	$8	$38	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	(0.030)	Annual	01/20/2026	12,800	53	323	376	0	(16)
Pay	1-Day GBP-SONIO Compounded-OIS	0.120	Annual	01/20/2031	6,800	(549)	55	(494)	14	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	01/20/2051	300	(24)	(38)	(62)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	44	(45)	(1)	0	(7)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026	136,000	(16)	(11)	(27)	0	(4)
Receive	1-Year BRL-CDI	5.850	Maturity	01/02/2025	BRL	5,400	0	45	45	3	0
Receive	1-Year BRL-CDI	6.350	Maturity	01/02/2025	16,300	0	74	74	9	0
Receive	1-Year BRL-CDI	6.390	Maturity	01/02/2025	4,600	7	10	17	3	0
Receive	1-Year BRL-CDI	8.095	Maturity	01/02/2025	16,900	(5)	(21)	(26)	10	0
Receive	3-Month CAD-Bank Bill	0.550	Semi-Annual	01/20/2023	CAD	21,900	12	16	28	3	0
Pay	3-Month CAD-Bank Bill	0.800	Semi-Annual	01/20/2026	28,900	(387)	(188)	(575)	10	0
Receive	3-Month CAD-Bank Bill	1.130	Semi-Annual	01/20/2031	12,800	176	423	599	0	(28)
Pay	3-Month CAD-Bank Bill	1.530	Semi-Annual	01/20/2051	800	(65)	(34)	(99)	4	0
Receive	3-Month CNY-CNREPOFIX	2.655	Quarterly	12/16/2025	CNY	30,000	26	(7)	19	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.660	Quarterly	03/17/2026	6,900	13	(8)	5	0	0
Receive	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026	15,800	(2)	0	(2)	0	(1)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	06/16/2026	10,800	(4)	(13)	(17)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	2.955	Quarterly	11/12/2025	COP	5,677,900	0	(119)	(119)	0	(4)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	3.475	Quarterly	02/19/2026		5,167,300	0	(88)	(88)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	4.760	Quarterly	05/20/2026		14,697,000	0	(44)	(44)	0	(10)
Receive	3-Month ILS-TELBOR	0.728	Annual	06/04/2026	ILS	2,100	(3)	(2)	(5)	0	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	7,887,600	(85)	(121)	(206)	4	0
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(25)	(55)	(80)	1	0
Receive	3-Month USD-LIBOR	0.240	Semi-Annual	01/20/2023		$63,800	(45)	2	(43)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		4,100	(192)	115	(77)	0	(1)
Pay	3-Month USD-LIBOR	0.440	Semi-Annual	01/20/2026		35,700	(758)	85	(673)	19	0
Pay	3-Month USD-LIBOR	0.830	Semi-Annual	01/20/2031		16,800	(584)	(278)	(862)	43	0
Receive	3-Month USD-LIBOR	1.220	Semi-Annual	01/20/2051		10,100	1,498	(158)	1,340	0	(54)
Pay	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025	ZAR	13,900	(28)	(3)	(31)	0	(3)
Receive	6-Month CLP-CHILIBOR	1.300	Semi-Annual	10/02/2025	CLP	381,300	0	40	40	1	0
Pay	6-Month CLP-CHILIBOR	1.625	Semi-Annual	12/11/2025		2,291,800	0	(220)	(220)	0	(5)
Receive	6-Month CLP-CHILIBOR	1.625	Semi-Annual	01/26/2026		4,663,200	0	440	440	13	0
Pay	6-Month CLP-CHILIBOR	2.660	Semi-Annual	01/26/2031		2,475,800	5	(400)	(395)	0	(25)
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	CZK	238,600	343	167	510	0	(2)
Receive	6-Month CZK-PRIBOR	0.555	Annual	11/06/2025		48,200	116	3	119	0	0
Receive	6-Month EUR-EURIBOR	(0.540)	Annual	01/20/2023	EUR	2,800	2	1	3	0	0
Pay	6-Month EUR-EURIBOR	(0.480)	Annual	01/20/2026		12,100	(114)	(10)	(124)	7	0
Pay	6-Month EUR-EURIBOR	(0.280)	Annual	01/20/2031		8,900	(77)	(265)	(342)	16	0
Receive	6-Month EUR-EURIBOR	(0.070)	Annual	01/20/2051		5,200	429	511	940	0	(21)
Receive	6-Month HUF-BBR	1.410	Annual	10/02/2025	HUF	4,198,600	(46)	472	426	0	(13)
Receive	6-Month HUF-BBR	1.105	Annual	11/06/2025		180,300	31	(3)	28	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044	JPY	353,000	1,035	(243)	792	0	(6)
Receive	6-Month PLN-WIBOR	0.585	Annual	09/22/2025	PLN	1,200	(1)	9	8	0	(3)
Pay	6-Month SGD-SOR	1.100	Semi-Annual	06/16/2026	SGD	15,500	(4)	25	21	3	0
Pay	6-Month SGD-SOR	1.200	Semi-Annual	06/16/2026		1,400	8	(1)	7	0	0
Pay	28-Day MXN-TIIE	4.925	Lunar	11/09/2025	MXN	31,700	(14)	(83)	(97)	3	0
Pay	28-Day MXN-TIIE	6.510	Lunar	06/23/2026		46,300	0	(7)	(7)	4	0

							$800	$359	$1,159	$170	$(215)

Total Swap Agreements							$862	$361	$1,223	$170	$(215)

Cash of $19,685 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		DKK	23,204		$3,693		$0		$(7)
		07/2021			$384		PEN	1,444	0		(9)
		08/2021		RUB	201		$3		0		0
		09/2021		CNY	131,777		20,488		222		0
		09/2021		JPY	1,912,000		17,291		68		0
		09/2021		RUB	1,000		14		0		0
		09/2021			$10		PLN	37	0		0
		12/2021			1,586		RUB	117,585	0		(19)
BPS		07/2021		EUR	1,344		$1,630		36		0
		07/2021		RUB	2,296		31		0		(1)
		07/2021			$2,888		AUD	3,716	0		(101)
		07/2021			12,320		JPY	1,347,449	0		(191)
		08/2021			12,568		1,394,549		0		(12)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

	11/2021		3,907	MXN	78,877	0	(16)
BRC	07/2021		1,538	CHF	1,382	0	(44)
	08/2021	EUR	721	HUF	253,826	0	0
	09/2021		$5	PLN	18	0	0
CBK	07/2021	DKK	17,992		$2,853	0	(16)
	07/2021	PEN	14,585		3,957	162	0
	07/2021		$1,243	AUD	1,607	0	(38)
	07/2021		401	DKK	2,520	1	0
	07/2021		70	RUB	5,441	4	0
	08/2021	HUF	81,444		$271	0	(4)
	09/2021	CLP	156,975		218	5	0
	09/2021	PEN	19,358		5,263	218	0
	09/2021	ZAR	84,277		6,128	283	0
	10/2021		$116	PEN	445	0	0
	03/2022		4,390		16,170	0	(188)
	06/2022	ILS	2,787		$860	1	0
	08/2022		1,764		544	0	(1)
GLM	07/2021	BRL	6,120		1,224	0	(7)
	07/2021	GBP	3,724		5,265	113	0
	07/2021		$1,215	BRL	6,120	15	0
	07/2021		458	EUR	378	0	(10)
	07/2021		1,482	MXN	29,698	6	0
	08/2021	BRL	6,120		$1,211	0	(15)
	08/2021	RUB	1,658		23	0	0
	08/2021		$860	HUF	249,891	0	(17)
	09/2021	DOP	3,726		$64	0	(1)
	09/2021	RUB	770		11	0	0
	09/2021	TWD	19,856		725	9	0
	09/2021		$2,271	HKD	17,617	0	(2)
	09/2021		5	PLN	20	0	0
	09/2021	ZAR	41,023		$2,980	134	0
HUS	07/2021		$211	EUR	173	0	(6)
	07/2021		5,172	GBP	3,724	0	(21)
	07/2021		229	ILS	745	0	(1)
	07/2021		297	SEK	2,450	0	(10)
	08/2021	GBP	3,197		$4,425	2	0
	08/2021	RUB	207		3	0	0
	09/2021	CNH	74,789		11,637	132	0
	09/2021	KRW	382,085		343	5	0
	09/2021	MXN	80,362		3,821	0	(179)
	09/2021	RUB	527		7	0	0
	09/2021		$11,735	CNH	75,386	0	(137)
	09/2021		3,390	CNY	22,035	0	(1)
	09/2021		9	PLN	33	0	0
JPM	07/2021	DKK	20,058		$3,182	0	(17)
	07/2021	TRY	630		71	0	0
	07/2021		$2,460	DKK	15,324	0	(16)
	07/2021		428	JPY	47,100	0	(4)
	09/2021		3,306	ZAR	46,514	0	(79)
	10/2021	DKK	15,324		$2,464	16	0
MYI	07/2021	BRL	6,120		1,143	0	(87)
	07/2021	NOK	305		37	2	0
	07/2021		$1,224	BRL	6,120	7	0
	07/2021		3,487	DKK	21,637	0	(37)
	07/2021		224	EUR	184	0	(6)
	08/2021		619	CZK	13,005	0	(15)
	09/2021		352	ZAR	5,047	0	(2)
	10/2021	DKK	18,167		$2,923	21	0
SCX	07/2021	PEN	1,444		363	0	(13)
	07/2021		$21,094	EUR	17,243	0	(648)
	08/2021		19,740		16,634	0	(3)
	09/2021		4,235	CNH	27,274	0	(39)
	09/2021		363	PEN	1,444	13	0
	12/2021	INR	32,286		$430	4	0
	12/2021		$285	SGD	377	0	(4)
SOG	07/2021		3,472	DKK	21,622	0	(24)
	07/2021		80	RUB	6,215	5	0
	08/2021	RUB	230		$3	0	0
	10/2021	DKK	21,621		3,478	25	0
SSB	07/2021		$286	CHF	257	0	(8)
	09/2021	CNH	27,822		$4,283	3	0
TOR	07/2021		$6,847	CAD	8,272	0	(174)
	08/2021		6,680		8,272	0	(7)
UAG	07/2021	AUD	3,585		$2,719	31	0
	07/2021	RUB	11,656		156	0	(3)
	08/2021		$2,720	AUD	3,585	0	(31)

Total Forward Foreign Currency Contracts						$1,543	$(2,271)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus MXN	MXN	19.700	06/14/2022	4,600	$80	$68
Put - OTC USD versus RUB	RUB	71.000	12/03/2021	4,600	59	42
MYI	Put - OTC USD versus BRL	BRL	5.000	12/03/2021	4,600	220	148

$359	$258

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	$4,913	$0

Total Purchased Options	$5,272	$258

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	481	$(8)	$(5)
Put - OTC USD versus MXN	MXN	18.200	06/14/2022	4,600	(17)	(13)
Put - OTC USD versus RUB	RUB	68.250	12/03/2021	4,600	(58)	(13)
Call - OTC USD versus RUB	85.000	12/03/2021	4,600	(144)	(33)
JPM	Call - OTC USD versus INR	INR	80.000	01/27/2022	418	(6)	(3)
MYI	Put - OTC USD versus BRL	BRL	4.300	12/03/2021	4,600	(39)	(6)
Call - OTC USD versus BRL	5.750	12/03/2021	4,600	(192)	(49)
UAG	Call - OTC USD versus INR	INR	81.000	05/02/2022	838	(13)	(8)

$(477)	$(130)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(7)

Total Written Options	$(785)	$(137)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$65	$17	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,399	(534)	625	91	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	309	74	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	110	29	0

$(898)	$1,109	$211	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.245%	Annual	10/02/2025	ILS	17,400	$0	$46	$46	$0
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	3-Month MYR-KLIBOR	2.053	Quarterly	12/16/2025	MYR	2,800	0	(15)	0	(15)
Pay	3-Month MYR-KLIBOR(2)	2.750	Quarterly	09/15/2026	35,200	35	(5)	30	0
Pay	6-Month THB-THBFIX Reuters(2)	1.000	Semi-Annual	09/15/2026	THB	21,200	(1)	0	0	(1)
MYC	Pay	6-Month THB-THBFIX	0.715	Semi-Annual	12/16/2025	13,100	0	(3)	0	(3)
Pay	6-Month THB-THBFIX	0.768	Semi-Annual	12/16/2025	143,400	0	(27)	0	(27)
SCX	Pay	3-Month MYR-KLIBOR	2.440	Quarterly	03/17/2026	MYR	14,500	0	(22)	0	(22)
Pay	6-Month THB-THBFIX Reuters	0.795	Semi-Annual	03/17/2026	THB	17,900	0	(3)	0	(3)

$34	$(29)	$76	$(71)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	NDUEACWF Index	45,247	0.016% (3-Month USD-LIBOR less a specified spread)	Quarterly	03/02/2022		$16,677	$0	$30	$30	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021		100	0	2	2	0
	Receive	BCPMREHO Index	87,922	0.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	03/15/2022		9,276	0	(592)	0	(592)
FBF	Pay	Swiss Market Index	10	(0.803)% (1-Month USD-LIBOR less a specified spread)	Maturity	09/17/2021	CHF	118	0	(1)	0	(1)
	Pay	DWRTFT Index	825	0.231% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021		$10,348	0	2	2	0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021		100	0	(1)	0	(1)
	Pay	NDUEACWF Index	56,388	0.016% (3-Month USD-LIBOR less a specified spread)	Quarterly	12/08/2021		20,784	0	36	36	0
SOG	Pay	DWRTFT Index	339	0.501% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/06/2022		4,252	0	1	1	0

									$0	$(523)	$71	$(594)

VOLATILITY SWAPS
											Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility		6.425%	Maturity	11/05/2021		$32	$0	$74	$74	$0
JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility		6.350	Maturity	11/24/2021		33	0	77	77	0

									$0	$151	$151	$0

Total Swap Agreements									$(864)	$708	$509	$(665)

(m)

Securities with an aggregate market value of $3,653 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)				This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 06/30/2021

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,040	$0	$29,040
Industrials	0	19,230	0	19,230
Utilities	0	2,133	0	2,133
Convertible Bonds & Notes
Banking & Finance	0	0	242	242
Industrials	0	827	0	827
U.S. Government Agencies	0	1,292	0	1,292
U.S. Treasury Obligations	0	8,175	0	8,175
Non-Agency Mortgage-Backed Securities	0	5,710	0	5,710
Asset-Backed Securities	0	11,664	0	11,664
Sovereign Issues	0	37,796	0	37,796
Common Stocks
Consumer Discretionary	10,248	0	0	10,248
Health Care	3,491	0	0	3,491
Industrials	1,355	0	0	1,355
Information Technology	9,008	0	0	9,008
Materials	1,810	0	0	1,810
Utilities	1,264	0	0	1,264
Preferred Securities
Banking & Finance	0	2,224	0	2,224
Real Estate Investment Trusts
Real Estate	17,115	0	0	17,115
Short-Term Instruments
Repurchase Agreements	0	6,645	0	6,645
Argentina Treasury Bills	0	149	0	149
Israel Treasury Bills	0	859	0	859
Japan Treasury Bills	0	17,214	0	17,214
U.S. Treasury Bills	0	19,497	0	19,497

	$44,291	$162,455	$242	$206,988
Investments in Affiliates, at Value
Mutual Funds	62,468	0	0	62,468
Short-Term Instruments
Central Funds Used for Cash Management Purposes	80,922	0	0	80,922

	$143,390	$0	$0	$143,390

Total Investments	$187,681	$162,455	$242	$350,378

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(7,962)	0	(7,962)
U.S. Treasury Obligations	0	(10,399)	0	(10,399)

	$0	$(18,361)	$0	$(18,361)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	716	264	0	980
Over the counter	0	2,310	0	2,310

	$716	$2,574	$0	$3,290
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(875)	(245)	0	(1,120)
Over the counter	0	(3,073)	0	(3,073)

	$(875)	$(3,318)	$0	$(4,193)

Total Financial Derivative Instruments	$(159)	$(744)	$0	$(903)

Totals	$187,522	$143,350	$242	$331,114

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 207.5% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 1.055% (US0003M + 0.860%) due 07/03/2033 ~	$201	$197

Total Corporate Bonds & Notes (Cost $160)		197

U.S. GOVERNMENT AGENCIES 197.8%
Fannie Mae
0.200% due 02/25/2043 •(a)	566	6
0.410% due 06/25/2048 •	19,637	19,684
0.542% due 02/25/2049 •	854	861
0.792% due 10/25/2037 •	1,213	1,244
0.910% due 05/25/2050 •	51,474	51,946
1.419% due 08/25/2024 ~	83	84
1.546% due 10/25/2046 ~(a)	124	6
1.556% due 04/25/2046 ~(a)	343	22
1.611% due 07/25/2052 ~(a)	390	18
1.633% due 07/25/2044 ~(a)	516	28
1.725% due 03/25/2045 ~(a)	827	42
1.729% due 01/25/2045 ~(a)	365	20
1.771% due 07/25/2044 ~(a)	430	22
1.831% due 04/25/2055 ~(a)	664	36
1.841% due 08/25/2044 ~(a)	301	19
1.889% due 08/25/2054 ~(a)	571	40
1.896% due 08/25/2055 ~(a)	393	20
1.931% due 09/25/2045 ~(a)	400	22
2.005% due 07/25/2045 ~(a)	1,574	105
2.165% due 02/01/2042 •	234	248
2.226% due 09/01/2041 •	434	467
2.259% due 05/01/2038 •	1,373	1,453
2.358% due 01/25/2031 ~(a)	600	85
2.412% due 05/01/2035 •	189	201
2.418% due 01/01/2036 •	410	436
2.456% due 10/01/2037 •	2,404	2,561
2.576% due 01/25/2022 ~(a)	377	3
2.840% due 07/01/2028	1,967	2,146
3.000% due 09/25/2039 - 12/25/2048 (a)	3,920	268
3.000% due 03/25/2043 - 05/01/2058	6,003	6,399
3.118% due 01/01/2048 •	8,382	8,754
3.121% due 12/25/2040 ~	571	610
3.137% due 10/25/2040 ~	667	692
3.456% due 04/25/2042 ~	494	515
3.477% due 05/25/2042 ~	1,409	1,483
3.500% due 08/01/2032 - 01/01/2059	18,291	19,899
3.500% due 08/25/2043 - 04/25/2046 (a)	472	36
3.527% due 08/01/2049 •	2,724	2,845
3.575% due 02/01/2026	1,000	1,067
3.585% due 05/25/2042 ~	841	863
3.590% due 10/25/2042 •	233	238
3.687% due 01/25/2042 ~	1,925	2,016
3.750% due 02/01/2029	3,776	4,348
3.820% due 01/01/2029	795	919
3.865% due 11/25/2031 ~	3,048	3,233
3.904% due 03/25/2042 ~	1,132	1,125
4.000% due 06/01/2033 - 07/01/2034	1,558	1,685
4.000% due 06/25/2044 (a)	94	8
4.500% due 09/01/2028 - 09/01/2048	960	1,014
4.908% due 11/25/2040 •(a)	4,489	717
5.000% due 01/01/2033 - 10/01/2036	37	39
5.320% due 10/01/2043	206	248
5.500% due 12/01/2032 - 10/01/2038	174	183
5.800% due 02/01/2035	13	13
5.909% due 11/25/2049 •(a)	469	92
5.959% due 08/25/2049 •(a)	4,781	992
6.000% due 04/01/2032 - 10/01/2048	156	170
6.059% due 08/25/2042 •(a)	860	124
6.109% due 11/25/2044 - 06/25/2048 •(a)	9,129	1,597
6.500% due 09/01/2036	36	36
6.500% due 04/25/2038 (a)	77	18
7.958% due 06/25/2043 •(a)	2,570	371

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

9.118% due 10/25/2045 •	302	323
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	7,849	6,929
0.460% due 10/15/2037 - 04/15/2038 •	2,652	2,657
0.573% due 06/15/2042 •	1,074	1,089
0.642% due 01/25/2050 •	302	305
1.000% due 01/15/2041 - 08/15/2044	14,497	14,501
1.069% due 11/25/2022 ~(a)	6,841	76
1.250% due 12/15/2044	13,175	13,187
1.331% due 10/15/2037 ~(a)	137	6
1.588% due 10/15/2037 ~(a)	50	2
1.620% due 05/15/2037 ~(a)	99	5
1.860% due 10/15/2041 ~(a)	232	11
1.918% due 08/15/2041 ~(a)	110	5
1.919% due 03/15/2037 ~(a)	125	8
1.996% due 11/15/2038 ~(a)	343	17
2.024% due 02/15/2038 ~(a)	242	12
2.067% due 08/15/2036 ~(a)	221	11
2.075% due 11/15/2036 ~(a)	320	20
2.139% due 06/15/2038 ~(a)	257	17
2.203% due 10/01/2039 •	1,401	1,485
2.345% due 11/01/2036 •	446	474
2.468% due 11/01/2041 •	1,138	1,207
2.477% due 09/01/2034 •	807	860
2.500% due 08/15/2027 - 01/15/2040 (a)	1,859	100
2.575% due 05/01/2031 •	6	6
2.700% due 08/01/2023	2,500	2,524
3.000% due 11/15/2027 - 06/25/2050 (a)	40,483	5,379
3.000% due 07/01/2043 - 12/25/2046	8,242	8,458
3.254% due 04/25/2023 ~	640	650
3.500% due 01/15/2043 - 08/15/2045 (a)	1,622	212
3.500% due 12/25/2046 - 03/01/2049	6,329	6,418
3.537% due 01/01/2050 •	2,443	2,543
3.640% due 07/25/2033 ~	900	954
4.000% due 07/15/2034 - 11/15/2042 (a)	2,151	269
4.000% due 04/01/2041 - 01/01/2049	17,351	18,943
4.500% due 04/01/2025 - 11/01/2048	1,616	1,783
5.000% due 07/01/2033 - 03/01/2049	2,921	3,247
5.500% due 09/01/2034 - 03/01/2041	218	239
6.000% due 08/01/2023	3	4
7.677% due 02/15/2027 •(a)	530	67
11.806% due 10/15/2035 •	392	488
12.021% due 05/15/2035 •	595	745
15.631% due 05/15/2041 •	3,527	4,907
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	3,956	3,740
0.041% due 08/16/2052 ~(a)	7,307	7
0.271% due 11/16/2043 ~(a)	4,164	24
0.386% due 11/20/2036 •	18,806	18,840
0.393% due 08/20/2043 •	3,141	3,150
0.436% due 06/20/2036 •	12,815	12,851
0.486% due 04/20/2046 •	13,656	13,666
0.543% due 02/20/2049 •	3,164	3,185
0.687% due 09/20/2062 •	7	7
0.757% due 09/20/2066 •	5,619	5,697
0.767% due 12/20/2065 •	28,167	28,548
0.770% due 02/20/2060 •	5,553	5,581
0.787% due 08/20/2061 - 11/20/2065 •	4,893	4,905
0.807% due 03/20/2062 - 10/20/2065 •	1,989	2,015
0.827% due 09/20/2063 •	2,518	2,538
0.857% due 10/20/2061 - 09/20/2065 •	5,402	5,485
0.907% due 05/20/2066 - 06/20/2066 •	6,612	6,731
0.966% due 03/20/2058 •	2,502	2,550
1.116% due 05/20/2061 •	1,897	1,939
1.143% due 07/20/2070 - 08/20/2070 •	143,932	151,039
1.173% due 05/20/2061 •	977	1,005
1.250% due 12/20/2050	19,506	19,088
1.343% due 09/20/2070 - 01/20/2071 •	101,771	107,869
1.407% due 09/20/2063 •	1,492	1,516
1.663% due 09/20/2045 ~(a)	643	20
1.712% due 08/20/2045 ~(a)	232	8
1.778% due 06/20/2043 ~(a)	391	19
1.813% due 12/20/2045 ~(a)	234	9
1.841% due 11/20/2045 ~(a)	453	21
1.868% due 04/20/2061 •	2,717	2,831
2.000% due 02/20/2030 - 01/20/2034 •	214	217
2.000% due 07/20/2035 - 01/20/2036	5,017	5,188
2.000% due 12/20/2035 - 02/20/2036 (e)	32,920	34,047
2.186% due 12/20/2070 •(e)	13,060	13,835
2.250% due 08/20/2045 •	297	308
2.415% due 06/20/2042 ~(a)	444	23
2.465% due 06/20/2042 ~(a)	410	18
2.500% due 09/20/2027 (a)	1,749	94
2.500% due 06/15/2043 - 11/20/2050	22,793	23,698
2.500% due 05/20/2050 - 03/20/2051 (e)	72,903	76,084

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

2.875% due 06/20/2038 •	60	63
3.000% due 11/20/2026 - 05/20/2050	51,325	53,748
3.000% due 01/20/2029 - 02/20/2043 (a)	3,082	219
3.000% due 02/20/2050 (e)	18,781	19,996
3.150% due 11/15/2042 - 12/20/2042	604	633
3.250% due 05/15/2042	809	855
3.500% due 11/20/2034 - 11/20/2050	105,039	112,376
3.500% due 08/20/2042 - 09/20/2046 (a)	1,328	192
3.740% due 04/20/2042	31	32
3.750% due 06/20/2045 - 12/20/2045	3,592	3,984
3.907% due 05/20/2043 •	505	511
4.000% due 04/15/2025 - 09/20/2050	181,300	192,533
4.000% due 10/20/2043 (a)	121	11
4.000% due 04/15/2045 - 04/20/2050 (e)	36,413	38,743
4.050% due 04/15/2040 - 12/15/2040	1,456	1,570
4.345% due 01/20/2031 ~	2,710	2,891
4.500% due 04/15/2030 - 01/20/2050	73,526	79,735
4.500% due 04/20/2045 (e)	10,660	11,752
4.790% due 02/20/2040	115	124
4.875% due 08/15/2039 - 10/15/2040	267	300
5.000% due 12/20/2032 - 11/20/2049	14,798	16,258
5.250% due 05/15/2033 - 08/20/2039	628	701
5.270% due 06/15/2034	190	214
5.380% due 08/15/2034	69	78
5.475% due 06/15/2035	137	155
5.500% due 05/15/2023 - 05/20/2049	8,886	10,079
5.500% due 01/20/2040 (e)	328	372
5.520% due 06/15/2034 - 02/15/2035	334	373
5.530% due 05/15/2035	114	128
5.570% due 03/15/2035	80	90
5.680% due 12/15/2034	146	164
5.720% due 12/15/2034	59	66
5.750% due 09/15/2033	9	10
5.820% due 04/15/2034 - 12/15/2034	160	179
5.870% due 10/15/2034	65	73
5.875% due 10/15/2033	134	151
5.930% due 10/15/2034	100	112
5.957% due 09/20/2049 •(a)	3,344	620
5.970% due 08/15/2034	61	69
6.000% due 05/15/2023 - 04/20/2048	8,402	9,694
6.020% due 01/15/2034	73	82
6.075% due 01/15/2034	151	170
6.250% due 01/15/2029 - 03/15/2029	31	34
6.500% due 09/15/2023 - 08/20/2048	1,820	2,042
6.700% due 07/20/2026	15	15
6.940% due 11/20/2022	2	2
7.000% due 11/15/2022 - 12/20/2038	1,125	1,212
7.150% due 01/15/2023	3	3
7.250% due 12/15/2025 - 11/15/2027	4	4
7.500% due 10/15/2021 - 10/15/2035	418	448
7.750% due 09/15/2026 - 10/15/2026	3	3
8.000% due 02/15/2022 - 07/15/2031	238	258
8.500% due 12/15/2022 - 03/20/2025	1	1
9.000% due 12/15/2021 - 06/15/2027	1	1
9.133% due 09/20/2045 •	519	572
Ginnie Mae, TBA
2.000% due 07/01/2051 - 09/01/2051	267,400	271,557
2.500% due 07/01/2051 - 08/01/2051	273,700	282,948
3.000% due 08/01/2051	371,550	387,551
3.500% due 07/01/2051 - 08/01/2051	139,350	146,351
4.000% due 07/01/2051 - 08/01/2051	169,750	179,329
4.500% due 07/01/2051 - 08/01/2051	88,720	94,583
5.000% due 07/01/2051	7,000	7,894
Uniform Mortgage-Backed Security
2.000% due 07/01/2028 - 04/01/2036	8,098	8,387
2.500% due 01/01/2028 - 04/01/2051	70,697	73,953
3.000% due 04/01/2031 - 05/01/2051	103,518	109,889
3.000% due 02/01/2050 - 05/01/2051 (e)	153,263	163,228
3.500% due 05/01/2024 - 05/01/2050	58,670	63,227
3.500% due 05/01/2050 (e)	18,310	19,244
4.000% due 05/01/2033 - 10/01/2049	66,790	72,329
4.500% due 01/01/2026 - 03/01/2050	18,161	19,758
4.500% due 01/01/2049 (e)	322	350
5.000% due 04/01/2027 - 03/01/2049	400	441
5.500% due 02/01/2027 - 11/01/2039	167	194
6.000% due 07/01/2036 - 11/01/2040	1,713	2,042
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2036 - 08/01/2051	27,300	27,236
2.000% due 07/01/2036 - 08/01/2051	97,100	99,732
2.500% due 07/01/2051	9,850	10,189
3.500% due 08/01/2036 - 08/01/2051	51,150	53,948
4.000% due 07/01/2036	11,200	11,904

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

5.500% due 07/01/2051	3,000	3,343

Total U.S. Government Agencies (Cost $3,466,986)		3,478,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
AREIT Trust 2.744% due 04/15/2037 •	3,772	3,800
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~	1,095	939
BX Commercial Mortgage Trust 0.823% due 11/15/2035 •	3,078	3,082
Credit Suisse First Boston Mortgage Securities Corp. 0.714% due 03/25/2032 ~	9	8
Credit Suisse Mortgage Capital Trust 4.787% due 05/27/2053 ~	1,627	1,791
GCAT LLC 2.981% due 09/25/2025 þ	1,435	1,449
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043 «	5,700	5,919
JP Morgan Mortgage Trust 0.992% due 12/25/2049 •	3,390	3,411
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,358	2,544
3.498% due 10/25/2041 «	2,332	2,472
4.250% due 09/29/2046 «	4,618	5,110
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	7,373	7,632
3.508% due 11/24/2042 «•	3,323	3,518
MFA Trust 1.381% due 04/25/2065 ~	10,077	10,130
Mortgage Equity Conversion Asset Trust
0.550% due 02/25/2042 •	5,336	5,113
0.580% due 05/25/2042 •	15,260	14,639
Structured Asset Mortgage Investments Trust 0.753% due 09/19/2032 •	11	11
UBS-Barclays Commercial Mortgage Trust 1.243% due 04/10/2046 ~(a)	23,968	331
Wells Fargo Commercial Mortgage Trust 1.890% due 10/15/2045 ~(a)	8,481	131

Total Non-Agency Mortgage-Backed Securities (Cost $68,293)		72,030

ASSET-BACKED SECURITIES 5.1%
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •	5,900	5,895
Atlas Senior Loan Fund Ltd. 0.986% due 11/17/2027 •	1,706	1,706
Catamaran CLO Ltd. 1.280% due 01/18/2029 •	5,442	5,449
Centex Home Equity Loan Trust 0.392% due 01/25/2032 •	10	10
Dryden Senior Loan Fund 1.084% due 10/15/2027 •	1,617	1,617
Home Equity Asset Trust 0.692% due 11/25/2032 •	3	2
Marathon CLO Ltd. 1.334% due 04/15/2029 •	3,750	3,755
Marble Point CLO Ltd. 1.224% due 10/15/2030 •	5,800	5,800
MKS CLO Ltd. 1.188% due 07/20/2030 •	2,400	2,400
Ocean Trails CLO 0.984% due 07/15/2028 •	2,636	2,634
OZLM Funding Ltd. 1.154% due 07/22/2029 •	2,700	2,700
Sound Point CLO Ltd.
1.156% due 07/25/2030 •	10,800	10,797
1.238% due 10/20/2028 •	9,095	9,107
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	5,300	5,300
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	3,748	3,786
2.710% due 01/25/2060 ~	3,364	3,463
Tralee CLO Ltd. 1.508% due 07/20/2029 •	4,005	4,008
Venture CLO Ltd.
0.000% due 09/07/2030 •	6,200	6,194
1.088% due 10/20/2028 •	3,636	3,637
1.288% due 01/20/2029 •	8,100	8,107

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	3,900	3,895

Total Asset-Backed Securities (Cost $90,313)		90,262

SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.3%
0.022% due 07/06/2021 - 08/10/2021 (c)(d)(i)	4,743	4,743

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.015% due 09/07/2021 (c)(d)(g)(i)	4,079	4,079

Total Short-Term Instruments (Cost $8,822)		8,822

Total Investments in Securities (Cost $3,634,574)		3,649,600

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	4,695,709	46,304

Total Short-Term Instruments (Cost $46,301)		46,304

Total Investments in Affiliates (Cost $46,301)		46,304

Total Investments 210.1% (Cost $3,680,875)		$3,695,904
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(10,994))		1,244
Other Assets and Liabilities, net (110.2)%		(1,938,349)

Net Assets 100.0%		$1,758,799

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.060%	06/14/2021	07/14/2021	$(13,490)	$(13,490)
CSN	0.050	06/14/2021	07/14/2021	(148,117)	(148,120)
RCY	0.050	06/14/2021	07/14/2021	(136,380)	(136,384)
TDM	0.080	06/21/2021	07/14/2021	(58,333)	(58,334)

Total Reverse Repurchase Agreements	$(356,328)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (33.1)%
Ginnie Mae, TBA	2.000%	08/01/2051	$45,000	$(45,549)	$(45,750)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2036	39,000	(40,217)	(40,229)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2051	91,404	(92,029)	(92,118)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2036	2,925	(3,050)	(3,050)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	41,000	(42,247)	(42,329)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2036	5,600	(5,897)	(5,884)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2051	191,750	(200,130)	(199,761)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2051	2,400	(2,569)	(2,556)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2051	126,293	(135,084)	(134,601)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2051	14,500	(15,637)	(15,615)

Total Short Sales (33.1)%	$(582,409)	$(581,893)

(e)	Securities with an aggregate market value of $367,444 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(128,627) at a weighted average interest rate of 0.057%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	640	$(84,800)	$(523)	$0	$(150)

Total Futures Contracts	$(523)	$0	$(150)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$71,300	$3	$52	$55	$0	$(4)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	697,900	240	570	810	0	(86)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	200,600	1,589	198	1,787	0	(51)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	65,010	(3,578)	422	(3,156)	77	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	51,800	906	1,541	2,447	0	(66)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	5,100	129	196	326	0	(13)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	100,500	(9,052)	2,386	(6,666)	267	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/07/2031	5,790	0	213	213	17	0
Pay(1)	3-Month USD-LIBOR	1.800	Semi-Annual	09/13/2031	5,710	0	181	181	17	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	8,000	0	288	288	23	0
Pay(1)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031	3,870	0	174	174	11	0

Total Swap Agreements	$(9,762)	$6,221	$(3,541)	$412	$(220)

(g)	Securities with an aggregate market value of $3,030 and cash of $15,340 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.140%	08/23/2021	16,000	$149	$40
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	80,200	56	172
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	16,700	101	235
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	08/12/2021	24,200	339	71
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/03/2021	40,900	775	83
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	08/19/2021	7,800	163	11
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	9,500	195	26
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	80,200	56	172
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	84,800	66	156
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	9,500	180	26
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	27,300	573	63
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	19,000	398	53
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	165,100	161	261
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	165,100	188	314
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	165,100	195	331
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.738	08/12/2021	15,000	215	32

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/09/2021	40,800	775	115

$4,585	$2,161

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	$60.000	07/07/2021	50,000	$2	$0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 07/01/2051	69.000	07/07/2021	30,000	1	0
Put - OTC Ginnie Mae, TBA 2.000% due 08/01/2051	69.000	08/05/2021	187,000	7	0
Put - OTC Ginnie Mae, TBA 2.000% due 08/01/2051	70.000	08/05/2021	50,000	2	0
Put - OTC Ginnie Mae, TBA 2.500% due 07/01/2051	70.000	07/07/2021	123,000	5	0
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	71.000	08/05/2021	246,000	10	0
Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2051	72.000	07/07/2021	75,000	3	0
Put - OTC Ginnie Mae, TBA 3.000% due 08/01/2051	72.000	08/05/2021	200,000	8	0
Put - OTC Ginnie Mae, TBA 3.500% due 08/01/2051	73.000	08/05/2021	50,000	2	0
Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2051	75.000	07/07/2021	40,000	1	0
Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2051	75.000	08/05/2021	201,500	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	69.000	07/07/2021	80,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.664	07/07/2021	33,000	186	4
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	125.000	07/07/2021	50,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	70.000	08/05/2021	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	11,000	103	35
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	11,000	103	44
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	125.000	08/05/2021	110,000	4	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	125.000	09/07/2021	75,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	70.000	08/05/2021	50,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	71.000	08/05/2021	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	19,000	108	71
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2051	73.000	08/05/2021	45,000	2	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	12,000	66	1

$639	$155

Total Purchased Options	$5,224	$2,316

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.590%	08/23/2021	16,000	$(56)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.883	08/12/2021	48,400	(351)	(45)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/03/2021	53,100	(308)	(12)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.360	08/19/2021	7,800	(55)	(1)
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	12,300	(86)	(4)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	12,300	(71)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	35,500	(255)	(12)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	07/19/2021	8,000	(50)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	07/19/2021	8,000	(50)	(1)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	24,700	(181)	(9)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	11/01/2021	168,300	(634)	(164)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	24,300	(186)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	8,900	(66)	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/12/2021	30,000	(265)	(27)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/09/2021	53,200	(307)	(17)

$(2,921)	$(327)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	34,500	$(151)	$(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	19,500	(69)	(28)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	19,500	(59)	(25)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	11,000	(56)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.391	08/05/2021	8,500	(39)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	12,400	(41)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	20,000	(125)	(72)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.102	09/07/2021	2,000	(13)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	20,000	(87)	(109)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.102	09/07/2021	2,000	(10)	(10)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	40,500	(130)	(66)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	38,000	(128)	(65)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.844	07/07/2021	38,100	(85)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	22,000	(137)	(34)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	8,500	(39)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	22,000	(137)	(43)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	13,000	(41)	(53)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	9,000	(31)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	9,000	(15)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	12,500	(43)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	38,000	(119)	(52)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	12,500	(25)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	14,500	(25)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	15,500	(47)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	14,500	(44)	(34)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	31,000	(131)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	10,500	(45)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	9,000	(55)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	32,000	(117)	(54)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	9,000	(46)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	4,500	(12)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	11,000	(47)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	3,600	(8)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	20,500	(66)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	22,000	(72)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	21,000	(131)	(33)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	10,500	(35)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	43,000	(185)	(80)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	19,000	(61)	(43)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	6,000	(19)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	10,500	(16)	(38)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	43,000	(97)	(113)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	17,250	(84)	(70)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	29,000	(82)	(122)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	13,000	(45)	(54)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	22,000	(70)	(88)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	11,500	(45)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	12,000	(46)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	10,500	(33)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	10,500	(21)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	9,000	(40)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	9,000	(39)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	5,000	(22)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	9,000	(31)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	6,500	(23)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	18,000	(56)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	9,000	(26)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	9,000	(13)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	6,500	(20)	(14)

$(3,535)	$(1,729)

Total Written Options	$(6,456)	$(2,056)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230%	Quarterly	07/06/2021	$160,000	$0	$248	$248	$0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230	Quarterly	07/08/2021	80,000	0	122	122	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	07/19/2021	30,000	0	32	32	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	08/05/2021	100,000	0	87	87	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.215	Quarterly	08/10/2021	35,000	0	45	45	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/17/2021	70,000	0	72	72	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/18/2021	130,000	0	133	133	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/19/2021	35,000	0	35	35	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/03/2021	40,000	0	24	24	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/16/2021	95,000	0	46	46	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/17/2021	185,000	0	89	89	0

$0	$933	$933	$0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	IOS.FN.650.67 Index	193,186	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2038	$1,256	$0	$9	$9	$0

Total Swap Agreements	$0	$942	$942	$0

(i)

Securities with an aggregate market value of $1,665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$197	$0	$197
U.S. Government Agencies	0	3,478,289	0	3,478,289
Non-Agency Mortgage-Backed Securities	0	44,835	27,195	72,030
Asset-Backed Securities	0	90,262	0	90,262
Short-Term Instruments
U.S. Treasury Bills	0	4,743	0	4,743
U.S. Treasury Cash Management Bills	0	4,079	0	4,079

$0	$3,622,405	$27,195	$3,649,600
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,304	$0	$0	$46,304

Total Investments	$46,304	$3,622,405	$27,195	$3,695,904

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(581,893)	$0	$(581,893)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	412	0	412
Over the counter	0	3,258	0	3,258

$0	$3,670	$0	$3,670
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(370)	0	(370)
Over the counter	0	(2,056)	0	(2,056)

$0	$(2,426)	$0	$(2,426)

Total Financial Derivative Instruments	$0	$1,244	$0	$1,244

Totals	$46,304	$3,041,756	$27,195	$3,115,255

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$22,142	$5,914	$(899)	$1	$7	$31	$0	$0	$27,195	$84

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Totals	$22,142	$5,914	$(899)	$1	$7	$31	$0	$0	$27,195	$84

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$27,195	Proxy Pricing	Base Price	103.500 - 110.500	105.790

Total	$27,195

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.5%
American Builders & Contractors Supply Co., Inc. 2.104% (LIBOR03M + 2.000%) due 01/15/2027 ~	$8,941	$8,887
APi Group DE, Inc. 2.604% (LIBOR03M + 2.500%) due 10/01/2026 ~	10,023	10,017
Athenahealth, Inc. 4.100% (LIBOR03M + 4.250%) due 02/11/2026 ~	5,985	6,019
Brand Energy & Infrastructure Services, Inc. 5.250% (LIBOR03M + 4.250%) due 06/21/2024 ~	14,656	14,437
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	7,851	7,792
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,632	9,602
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	17,274	17,288
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~	10,918	10,965
Diamond (BC) BV 3.147% - 3.186% (LIBOR03M + 3.000%) due 09/06/2024 ~	19,897	19,815
Diamond Sports Group LLC 3.360% (LIBOR03M + 3.250%) due 08/24/2026 ~	7,369	4,502
Dun & Bradstreet Corp. 3.360% (LIBOR03M + 3.250%) due 02/06/2026 ~	14,023	13,968
Emerald TopCo, Inc. 3.604% - 3.686% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,058	6,033
Endure Digital, Inc. 4.250% due 02/10/2028	12,600	12,565
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,530	16,771
Getty Images, Inc. 4.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	16,570	16,582
Hearthside Food Solutions LLC 6.000% (LIBOR03M + 5.000%) due 05/23/2025 ~	1,985	1,991
Innophos, Inc. 3.604% (LIBOR03M + 3.500%) due 02/07/2027 ~	2,173	2,173
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	13,865	13,872
LBM Acquisition LLC
0.500% - 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~µ	1,644	1,637
0.500% - 4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~	7,400	7,365
Madison LLC TBD% due 06/16/2028	5,675	5,685
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~	4,319	4,312
Nascar Holdings, Inc. 2.854% (LIBOR03M + 2.750%) due 10/19/2026 ~	5,749	5,730
Nouryon Finance BV 2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~	11,154	11,085
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~	11,574	11,577
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~	45,540	45,327
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	16,667
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	60,000	59,888
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~	24,758	24,895
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	50,005	48,674
TransDigm, Inc. 2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~	15,225	15,017
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	30,028	30,197
Welbilt, Inc. 2.604% (LIBOR03M + 2.500%) due 10/23/2025 ~	11,042	10,973

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

WOOF Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 12/21/2027 ~	7,600	7,610

Total Loan Participations and Assignments (Cost $498,166)		499,918

CORPORATE BONDS & NOTES 87.3%
BANKING & FINANCE 8.8%
Acrisure LLC 4.250% due 02/15/2029	15,000	14,851
Allied Universal Holdco LLC
4.625% due 06/01/2028	16,750	16,815
6.000% due 06/01/2029	10,000	10,151
6.625% due 07/15/2026	15,000	15,922
Ally Financial, Inc. 8.000% due 11/01/2031	21,011	30,039
CIT Group, Inc.
5.000% due 08/15/2022	10,000	10,463
5.000% due 08/01/2023	15,000	16,237
Credit Acceptance Corp. 5.125% due 12/31/2024	10,000	10,393
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)	10,000	10,974
7.250% due 09/12/2025 •(f)(g)	2,000	2,262
7.500% due 07/17/2023 •(f)(g)	4,750	5,178
CTR Partnership LP 3.875% due 06/30/2028	10,000	10,225
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	6,500	7,027
Enact Holdings, Inc. 6.500% due 08/15/2025	9,250	10,221
ESH Hospitality, Inc. 5.250% due 05/01/2025	10,000	10,198
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	7,600	7,574
2.979% due 08/03/2022	8,750	8,893
3.087% due 01/09/2023	20,000	20,425
3.096% due 05/04/2023	22,579	23,059
3.370% due 11/17/2023	3,050	3,166
3.375% due 11/13/2025	10,000	10,382
3.664% due 09/08/2024	10,000	10,511
3.810% due 01/09/2024	3,000	3,143
4.000% due 11/13/2030	22,000	23,072
4.125% due 08/17/2027	19,500	20,712
4.134% due 08/04/2025	17,500	18,725
4.140% due 02/15/2023	7,500	7,781
4.250% due 09/20/2022	10,000	10,353
4.271% due 01/09/2027	8,000	8,582
4.389% due 01/08/2026	3,975	4,298
4.542% due 08/01/2026	5,000	5,452
5.113% due 05/03/2029	10,000	11,208
5.125% due 06/16/2025	10,000	11,025
5.584% due 03/18/2024	21,500	23,574
5.596% due 01/07/2022	7,000	7,152
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	7,000	7,297
6.500% due 10/01/2025	16,750	17,420
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	13,271	13,687
HAT Holdings LLC
3.375% due 06/15/2026	9,500	9,583
3.750% due 09/15/2030	11,750	11,511
Howard Hughes Corp.
4.125% due 02/01/2029	15,000	15,047
4.375% due 02/01/2031	10,000	9,984
5.375% due 08/01/2028	9,875	10,503
Icahn Enterprises LP 5.250% due 05/15/2027 (i)	14,000	14,475
Intesa Sanpaolo SpA
5.017% due 06/26/2024	10,000	10,886
5.710% due 01/15/2026	10,000	11,318
7.700% due 09/17/2025 •(f)(g)	5,000	5,741
iStar, Inc.
4.250% due 08/01/2025	5,000	5,158
4.750% due 10/01/2024	8,500	8,957
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(f)(g)	25,000	28,505
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029	5,000	5,091
4.500% due 09/01/2026	8,000	8,556
5.625% due 05/01/2024	10,000	10,842
5.750% due 02/01/2027	7,625	8,496
Midcap Financial Issuer Trust
5.625% due 01/15/2030	6,000	6,031
6.500% due 05/01/2028	9,875	10,347

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

MPT Operating Partnership LP 3.500% due 03/15/2031		15,000	15,169
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		8,250	8,225
5.500% due 08/15/2028		12,000	12,122
Navient Corp. 7.250% due 01/25/2022		7,500	7,788
NCL Finance Ltd. 6.125% due 03/15/2028		4,000	4,204
OneMain Finance Corp.
3.500% due 01/15/2027		10,000	10,087
4.000% due 09/15/2030		8,500	8,436
5.375% due 11/15/2029		9,000	9,808
5.625% due 03/15/2023		10,875	11,628
6.125% due 05/15/2022		7,500	7,811
6.125% due 03/15/2024		8,500	9,159
6.625% due 01/15/2028		6,500	7,474
6.875% due 03/15/2025		10,250	11,581
7.125% due 03/15/2026		10,000	11,660
8.875% due 06/01/2025		10,000	11,117
Park Intermediate Holdings LLC
4.875% due 05/15/2029		4,250	4,402
5.875% due 10/01/2028		2,750	2,937
7.500% due 06/01/2025		16,000	17,394
Paysafe Finance PLC 4.000% due 06/15/2029		14,675	14,473
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		16,000	15,437
Provident Funding Associates LP 6.375% due 06/15/2025		7,000	7,116
Quicken Loans LLC
3.625% due 03/01/2029		3,500	3,463
3.875% due 03/01/2031		7,500	7,566
5.250% due 01/15/2028		10,750	11,301
RHP Hotel Properties LP
4.500% due 02/15/2029		10,000	10,034
4.750% due 10/15/2027 (i)		10,000	10,287
SBA Communications Corp.
3.125% due 02/01/2029		16,750	16,189
3.875% due 02/15/2027		20,750	21,360
4.875% due 09/01/2024		5,000	5,102
SLM Corp. 5.125% due 04/05/2022		2,875	2,938
United Wholesale Mortgage LLC 5.500% due 11/15/2025		11,000	11,423
VICI Properties LP
3.750% due 02/15/2027		5,000	5,102
4.125% due 08/15/2030		10,000	10,297
4.625% due 12/01/2029		3,500	3,726

			976,294

INDUSTRIALS 71.6%
Academy Ltd. 6.000% due 11/15/2027		12,000	12,868
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		12,000	12,835
AdaptHealth LLC
4.625% due 08/01/2029		3,375	3,426
6.125% due 08/01/2028		10,750	11,462
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	15,457
Adient U.S. LLC 9.000% due 04/15/2025		5,000	5,520
ADT Security Corp.
4.125% due 06/15/2023		10,000	10,537
4.875% due 07/15/2032		14,220	15,036
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,000	21,120
Albertsons Cos., Inc.
3.250% due 03/15/2026		4,125	4,196
3.500% due 02/15/2023		2,875	2,960
3.500% due 03/15/2029		20,000	19,800
4.625% due 01/15/2027		12,000	12,566
4.875% due 02/15/2030		10,000	10,678
7.500% due 03/15/2026		12,000	13,207
Allison Transmission, Inc.
3.750% due 01/30/2031		7,750	7,627
4.750% due 10/01/2027		5,000	5,209
5.875% due 06/01/2029		5,000	5,485
Altice Financing S.A.
3.000% due 01/15/2028	EUR	5,000	5,654
7.500% due 05/15/2026		$13,500	14,074
Altice France Holding S.A.
6.000% due 02/15/2028		17,000	16,952
10.500% due 05/15/2027		2,000	2,225

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Altice France S.A.
5.125% due 01/15/2029	16,000	16,112
5.125% due 07/15/2029	14,000	14,086
5.500% due 01/15/2028	22,500	23,376
7.375% due 05/01/2026	9,563	9,957
8.125% due 02/01/2027	12,000	13,089
Ambience Merger Sub, Inc.
4.875% due 07/15/2028 (a)	3,375	3,392
7.125% due 07/15/2029 (a)	7,000	7,088
AMC Networks, Inc.
4.250% due 02/15/2029	15,300	15,453
4.750% due 08/01/2025	5,750	5,919
5.000% due 04/01/2024	3,000	3,047
American Airlines Pass-Through Trust 3.375% due 11/01/2028	3,649	3,633
American Airlines, Inc.
5.500% due 04/20/2026	17,850	18,921
5.750% due 04/20/2029	12,250	13,261
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	15,000	14,948
4.000% due 01/15/2028	17,500	17,957
Amsted Industries, Inc.
4.625% due 05/15/2030	10,125	10,391
5.625% due 07/01/2027	2,625	2,775
ANGI Group LLC 3.875% due 08/15/2028	9,000	8,957
Antero Resources Corp.
5.375% due 03/01/2030	10,000	10,219
8.375% due 07/15/2026	5,250	5,978
Apache Corp.
4.375% due 10/15/2028	10,000	10,659
4.625% due 11/15/2025	8,000	8,663
4.875% due 11/15/2027	12,500	13,555
APi Group DE, Inc. 4.125% due 07/15/2029	15,500	15,432
Aramark Services, Inc.
5.000% due 02/01/2028 (i)	8,000	8,388
6.375% due 05/01/2025	5,500	5,851
Arches Buyer, Inc.
4.250% due 06/01/2028	20,000	19,803
6.125% due 12/01/2028	2,000	2,064
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	7,000	7,004
4.000% due 09/01/2029	10,000	9,938
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	16,475	17,032
5.250% due 04/30/2025	5,000	5,263
5.250% due 08/15/2027	12,000	12,256
6.000% due 02/15/2025	2,272	2,350
Ascend Learning LLC 6.875% due 08/01/2025	15,000	15,349
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,250	7,259
7.000% due 11/01/2026	12,500	13,120
8.250% due 12/31/2028	8,150	8,981
Ashland LLC 4.750% due 08/15/2022	2,682	2,782
Associated Materials LLC 9.000% due 09/01/2025	9,644	10,247
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028	7,500	7,704
Audacy Capital Corp.
6.500% due 05/01/2027	4,000	4,175
6.750% due 03/31/2029	4,500	4,680
Avantor Funding, Inc. 4.625% due 07/15/2028	20,075	21,220
Avient Corp. 5.750% due 05/15/2025	10,000	10,582
Axalta Coating Systems LLC
3.375% due 02/15/2029	17,000	16,663
4.750% due 06/15/2027	12,500	13,133
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	7,250	7,168
3.875% due 01/15/2028	10,000	10,138
4.000% due 10/15/2030 (i)	28,575	27,682
4.375% due 01/15/2028	5,000	5,076
5.750% due 04/15/2025	7,000	7,432
Ball Corp.
2.875% due 08/15/2030	17,000	16,709
5.250% due 07/01/2025	10,000	11,316
Bausch Health Americas, Inc.
8.500% due 01/31/2027	17,500	19,064
9.250% due 04/01/2026	12,500	13,612
Bausch Health Cos., Inc.
4.875% due 06/01/2028	10,000	10,248
5.000% due 01/30/2028	10,000	9,502

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

5.250% due 01/30/2030		17,500	16,297
5.250% due 02/15/2031		7,500	7,022
5.500% due 11/01/2025		30,000	30,817
5.750% due 08/15/2027		10,125	10,778
6.250% due 02/15/2029		18,500	18,321
7.000% due 01/15/2028		10,000	10,330
7.250% due 05/30/2029		5,000	5,124
9.000% due 12/15/2025		9,000	9,662
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		14,975	15,355
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	9,988
4.500% due 11/15/2026		10,000	10,509
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	15,000	20,814
Berry Global, Inc. 5.125% due 07/15/2023		$1,473	1,476
Black Knight InfoServ LLC 3.625% due 09/01/2028		12,500	12,453
Boise Cascade Co. 4.875% due 07/01/2030		8,750	9,315
Bombardier, Inc.
7.125% due 06/15/2026		10,000	10,483
7.500% due 03/15/2025		10,000	10,306
7.875% due 04/15/2027		7,000	7,271
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		17,150	17,536
4.000% due 07/01/2029		5,250	5,375
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	5,000	6,299
7.125% due 10/02/2025		$10,000	10,727
Boyd Gaming Corp.
4.750% due 12/01/2027		6,000	6,218
4.750% due 06/15/2031		10,000	10,388
Buckeye Partners LP
4.125% due 03/01/2025		10,000	10,395
4.500% due 03/01/2028		6,500	6,678
5.850% due 11/15/2043		2,625	2,617
Builders FirstSource, Inc.
5.000% due 03/01/2030		12,000	12,634
6.750% due 06/01/2027		6,257	6,720
BY Crown Parent LLC 4.250% due 01/31/2026		11,000	11,544
Cable One, Inc. 4.000% due 11/15/2030		7,425	7,462
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	5,950
5.625% due 09/15/2028		7,000	7,144
Caesars Entertainment, Inc. 6.250% due 07/01/2025		11,750	12,470
Caesars Resort Collection LLC
5.250% due 10/15/2025		26,000	26,357
5.750% due 07/01/2025		7,125	7,517
Camelot Finance S.A. 4.500% due 11/01/2026		12,355	12,968
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		12,000	12,276
Carnival Corp.
5.750% due 03/01/2027		21,875	22,941
7.625% due 03/01/2026		17,500	19,031
11.500% due 04/01/2023		10,000	11,267
Cascades, Inc.
5.125% due 01/15/2026		7,000	7,478
5.375% due 01/15/2028		10,000	10,525
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		15,000	14,547
5.000% due 07/15/2027		9,000	9,418
CCO Holdings LLC
4.250% due 02/01/2031		30,000	30,600
4.500% due 08/15/2030		25,000	26,062
4.500% due 05/01/2032		25,000	25,993
4.500% due 06/01/2033		30,000	30,735
4.750% due 03/01/2030		25,000	26,469
5.000% due 02/01/2028		15,000	15,750
5.125% due 05/01/2027		17,125	17,984
5.375% due 06/01/2029		15,500	16,962
5.750% due 02/15/2026		7,658	7,933
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		10,000	10,731
CDW LLC 3.250% due 02/15/2029		10,000	10,145
Cedar Fair LP 5.250% due 07/15/2029		7,500	7,741
Centene Corp.
2.500% due 03/01/2031		12,000	11,850
3.375% due 02/15/2030		10,000	10,467

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

4.250% due 12/15/2027	7,075	7,464
4.625% due 12/15/2029	12,700	13,983
5.375% due 06/01/2026	5,000	5,231
5.375% due 08/15/2026	7,500	7,848
Centennial Resource Production LLC
5.375% due 01/15/2026	5,000	4,915
6.875% due 04/01/2027	10,000	10,240
Central Garden & Pet Co.
4.125% due 10/15/2030	5,000	5,124
5.125% due 02/01/2028	5,000	5,300
CF Industries, Inc.
5.150% due 03/15/2034	20,000	24,277
5.375% due 03/15/2044	5,000	6,202
Cheniere Energy Partners LP
4.000% due 03/01/2031	17,000	17,786
4.500% due 10/01/2029 (i)	11,750	12,646
5.625% due 10/01/2026	4,000	4,160
Cheniere Energy, Inc. 4.625% due 10/15/2028	18,750	19,805
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	10,000	10,263
Chesapeake Energy Corp.
5.500% due 02/01/2026	4,000	4,231
5.875% due 02/01/2029	3,450	3,739
Churchill Downs, Inc.
4.750% due 01/15/2028	17,000	17,614
5.500% due 04/01/2027 (i)	7,000	7,311
Cirsa Finance International SARL 7.875% due 12/20/2023	6,031	6,162
Clarios Global LP
6.250% due 05/15/2026	12,600	13,439
6.750% due 05/15/2025	6,300	6,725
8.500% due 05/15/2027	12,000	13,097
Clarivate Science Holdings Corp.
3.875% due 06/30/2028	18,500	18,692
4.875% due 06/30/2029	9,575	9,838
Clark Equipment Co. 5.875% due 06/01/2025	10,000	10,587
Clean Harbors, Inc.
4.875% due 07/15/2027	5,500	5,778
5.125% due 07/15/2029	5,000	5,455
Clearwater Paper Corp.
4.750% due 08/15/2028 (i)	10,000	9,975
5.375% due 02/01/2025	5,000	5,344
CNX Midstream Partners LP 6.500% due 03/15/2026	10,000	10,503
Colfax Corp. 6.375% due 02/15/2026	5,438	5,753
Colgate Energy Partners LLC 5.875% due 07/01/2029	10,000	10,388
CommScope Technologies LLC
5.000% due 03/15/2027	15,000	15,375
6.000% due 06/15/2025 (i)	13,000	13,292
CommScope, Inc.
6.000% due 03/01/2026	5,000	5,285
7.125% due 07/01/2028	12,000	13,021
8.250% due 03/01/2027 (i)	12,500	13,376
Community Health Systems, Inc.
4.750% due 02/15/2031	20,000	20,100
5.625% due 03/15/2027	18,175	19,426
6.000% due 01/15/2029	4,325	4,633
6.125% due 04/01/2030	10,750	10,925
6.625% due 02/15/2025	10,000	10,587
6.875% due 04/15/2029	12,750	13,380
8.000% due 03/15/2026	10,000	10,788
Comstock Resources, Inc.
5.875% due 01/15/2030	9,000	9,191
6.750% due 03/01/2029	14,000	14,931
7.500% due 05/15/2025	4,110	4,275
Connect Finco SARL 6.750% due 10/01/2026	12,000	12,705
Consolidated Communications, Inc. 5.000% due 10/01/2028	4,375	4,444
Continental Resources, Inc.
4.375% due 01/15/2028 (i)	22,250	24,677
4.500% due 04/15/2023	1,402	1,463
4.900% due 06/01/2044	10,000	11,338
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	10,000	9,448
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	5,500	5,631
Core & Main LP 6.125% due 08/15/2025	49,150	50,306
CoreLogic, Inc. 4.500% due 05/01/2028	20,000	19,850

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		15,000	16,118
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	12,525
5.000% due 04/15/2026		$10,000	10,168
6.500% due 04/15/2026		17,000	17,256
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029 (i)		17,500	17,538
Crown Americas LLC
4.250% due 09/30/2026		8,050	8,656
4.500% due 01/15/2023		10,000	10,488
4.750% due 02/01/2026		7,000	7,273
CSC Holdings LLC
3.375% due 02/15/2031 (i)		15,250	14,430
4.125% due 12/01/2030		10,000	9,968
4.625% due 12/01/2030		16,000	15,718
5.250% due 06/01/2024		14,000	15,189
5.375% due 02/01/2028		5,000	5,296
5.500% due 04/15/2027		12,000	12,632
5.750% due 01/15/2030		25,000	26,000
5.875% due 09/15/2022		6,750	7,105
6.500% due 02/01/2029		12,000	13,306
6.750% due 11/15/2021		12,000	12,265
DaVita, Inc.
3.750% due 02/15/2031		25,000	24,031
4.625% due 06/01/2030		25,000	25,737
DCP Midstream Operating LP
5.125% due 05/15/2029		11,500	12,724
5.375% due 07/15/2025		15,000	16,724
5.625% due 07/15/2027		4,600	5,245
Dell International LLC 7.125% due 06/15/2024		7,250	7,454
Dell, Inc.
5.400% due 09/10/2040		4,950	5,861
6.500% due 04/15/2038		3,225	4,128
7.100% due 04/15/2028		2,405	3,101
Diamond Asset Co. (9.000% Cash and 4.000% PIK) 13.000% due 04/22/2027		167	168
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «		88	88
Diamond Resorts International, Inc. 7.750% due 09/01/2023		10,000	10,317
Diamond Sports Group LLC
5.375% due 08/15/2026		20,000	12,976
6.625% due 08/15/2027		10,000	4,925
DISH DBS Corp.
5.000% due 03/15/2023		10,000	10,490
5.875% due 07/15/2022		20,500	21,411
5.875% due 11/15/2024		15,000	16,125
7.750% due 07/01/2026 (i)		12,250	13,888
DKT Finance ApS 9.375% due 06/17/2023		7,875	8,062
DT Midstream, Inc.
4.125% due 06/15/2029		10,425	10,598
4.375% due 06/15/2031		11,000	11,253
Dun & Bradstreet Corp.
6.875% due 08/15/2026		7,343	7,809
10.250% due 02/15/2027		3,600	3,988
Edgewell Personal Care Co.
4.125% due 04/01/2029		13,750	13,907
5.500% due 06/01/2028		10,000	10,620
Elanco Animal Health, Inc.
4.912% due 08/27/2021		6,985	7,035
5.272% due 08/28/2023		11,916	12,848
5.900% due 08/28/2028		10,000	11,737
Elastic NV 4.125% due 07/15/2029 (a)		7,750	7,750
Element Solutions, Inc. 3.875% due 09/01/2028		15,000	15,326
EMC Corp. 3.375% due 06/01/2023		5,000	5,205
Endo Dac
6.000% due 06/30/2028		15,000	10,135
9.500% due 07/31/2027		10,265	10,483
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		10,000	9,813
Energizer Holdings, Inc.
4.375% due 03/31/2029		14,000	14,033
4.750% due 06/15/2028		10,000	10,268
EnLink Midstream LLC
5.375% due 06/01/2029		2,500	2,612
5.625% due 01/15/2028		2,200	2,331
EnLink Midstream Partners LP
4.150% due 06/01/2025		12,625	13,238
4.400% due 04/01/2024		2,500	2,631
4.850% due 07/15/2026		5,000	5,190

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

5.450% due 06/01/2047	6,250	5,573
EQM Midstream Partners LP
4.000% due 08/01/2024	15,000	15,431
4.125% due 12/01/2026	4,000	4,105
4.500% due 01/15/2029	7,500	7,640
4.750% due 07/15/2023	3,910	4,086
4.750% due 01/15/2031	9,500	9,801
5.500% due 07/15/2028	5,000	5,413
6.000% due 07/01/2025	2,500	2,725
6.500% due 07/01/2027	6,000	6,708
6.500% due 07/15/2048 (i)	5,000	5,361
EQT Corp.
3.000% due 10/01/2022	2,025	2,071
3.125% due 05/15/2026	5,000	5,131
3.625% due 05/15/2031	3,375	3,527
7.625% due 02/01/2025	15,000	17,517
8.500% due 02/01/2030	5,000	6,521
FAGE International S.A. 5.625% due 08/15/2026	6,000	6,186
Fairstone Financial, Inc. 7.875% due 07/15/2024	10,000	10,460
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	7,500	7,641
7.875% due 07/15/2026 (i)	20,000	20,870
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	10,250	10,711
4.375% due 08/01/2028	5,000	5,288
4.625% due 08/01/2030	4,000	4,385
5.000% due 09/01/2027	10,000	10,591
5.250% due 09/01/2029	10,000	11,073
5.400% due 11/14/2034	27,500	33,252
5.450% due 03/15/2043	6,500	7,954
Frontier Communications Holdings LLC
5.000% due 05/01/2028	6,400	6,625
5.875% due 10/15/2027	9,175	9,840
6.750% due 05/01/2029	10,750	11,452
Gap, Inc.
8.375% due 05/15/2023	2,250	2,538
8.625% due 05/15/2025	10,000	10,983
8.875% due 05/15/2027	15,000	17,395
Garda World Security Corp.
4.625% due 02/15/2027	12,000	12,084
6.000% due 06/01/2029	5,125	5,093
Gartner, Inc.
3.625% due 06/15/2029	10,000	10,163
3.750% due 10/01/2030 (i)	7,000	7,171
4.500% due 07/01/2028	9,100	9,623
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	15,000	15,447
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,989
4.000% due 08/01/2028	10,000	9,893
4.250% due 06/01/2025	6,000	6,264
Global Medical Response, Inc. 6.500% due 10/01/2025	22,500	23,192
goeasy Ltd.
4.375% due 05/01/2026	6,500	6,671
5.375% due 12/01/2024	7,500	7,761
Graphic Packaging International LLC
3.500% due 03/15/2028	7,000	7,078
3.500% due 03/01/2029	6,500	6,448
4.125% due 08/15/2024	5,000	5,381
4.875% due 11/15/2022	5,000	5,244
Gray Television, Inc. 4.750% due 10/15/2030	5,000	4,989
Griffon Corp. 5.750% due 03/01/2028	14,000	14,919
H-Food Holdings LLC 8.500% due 06/01/2026	20,000	20,914
Hanesbrands, Inc.
4.625% due 05/15/2024	5,000	5,306
4.875% due 05/15/2026	10,000	10,812
5.375% due 05/15/2025	6,000	6,370
Harsco Corp. 5.750% due 07/31/2027	5,875	6,171
Harvest Midstream LP 7.500% due 09/01/2028	10,250	11,152
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (i)	13,200	14,188
HCA, Inc.
3.500% due 09/01/2030	20,000	21,320
5.375% due 02/01/2025	10,000	11,292
5.625% due 09/01/2028	10,600	12,574
5.875% due 05/01/2023	15,000	16,319
5.875% due 02/01/2029	10,000	12,105
8.360% due 04/15/2024	3,000	3,550

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Hill-Rom Holdings, Inc. 4.375% due 09/15/2027		8,000	8,307
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		20,000	19,777
3.750% due 05/01/2029		9,750	9,860
4.000% due 05/01/2031		9,025	9,117
4.875% due 01/15/2030		10,000	10,695
5.375% due 05/01/2025		5,750	6,069
5.750% due 05/01/2028		5,250	5,694
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		16,000	15,978
5.000% due 06/01/2029		11,250	11,517
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		7,250	7,578
Hologic, Inc. 3.250% due 02/15/2029		7,125	7,084
Howmet Aerospace, Inc.
5.125% due 10/01/2024		10,000	11,062
5.900% due 02/01/2027		5,000	5,854
5.950% due 02/01/2037		10,000	12,114
iHeartCommunications, Inc.
4.750% due 01/15/2028		5,000	5,161
5.250% due 08/15/2027		15,000	15,711
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		10,000	10,248
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		5,000	5,255
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		5,500	6,019
Imola Merger Corp. 4.750% due 05/15/2029		17,000	17,510
Indigo Merger Sub, Inc. 2.875% due 07/15/2026 (a)		7,000	7,119
Indigo Natural Resources LLC 5.375% due 02/01/2029		15,000	15,694
INEOS Group Holdings S.A. 5.625% due 08/01/2024		7,000	7,043
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	3,897
3.375% due 01/15/2026		$8,700	8,826
Innophos Holdings, Inc. 9.375% due 02/15/2028		10,000	10,840
Installed Building Products, Inc. 5.750% due 02/01/2028		7,500	7,922
International Game Technology PLC
5.250% due 01/15/2029		7,000	7,517
6.250% due 01/15/2027		3,000	3,429
6.500% due 02/15/2025		15,000	16,837
IQVIA, Inc.
5.000% due 10/15/2026		20,000	20,754
5.000% due 05/15/2027		10,000	10,505
IRB Holding Corp. 7.000% due 06/15/2025		14,500	15,689
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		6,575	6,718
J2 Global, Inc. 4.625% due 10/15/2030		11,000	11,402
Jaguar Holding Co.
4.625% due 06/15/2025		10,000	10,520
5.000% due 06/15/2028		10,000	10,859
Jazz Securities DAC 4.375% due 01/15/2029		9,000	9,342
JELD-WEN, Inc.
4.625% due 12/15/2025		11,250	11,489
4.875% due 12/15/2027		15,250	15,879
6.250% due 05/15/2025		5,500	5,886
Kaiser Aluminum Corp. 4.625% due 03/01/2028		8,000	8,275
KFC Holding Co. 4.750% due 06/01/2027		8,000	8,380
Kraft Heinz Foods Co.
4.250% due 03/01/2031		10,000	11,371
4.375% due 06/01/2046		15,000	17,026
4.875% due 10/01/2049		5,000	6,083
5.200% due 07/15/2045		45,000	55,969
5.500% due 06/01/2050		10,250	13,332
6.875% due 01/26/2039		1,134	1,633
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		10,000	10,165
7.000% due 12/31/2027		1,500	1,505
L Brands, Inc.
6.625% due 10/01/2030		15,000	17,381
6.875% due 11/01/2035		25,000	31,687
LABL Escrow Issuer LLC 6.750% due 07/15/2026		14,125	15,096

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Lamar Media Corp.
3.625% due 01/15/2031	6,250	6,122
3.750% due 02/15/2028	5,565	5,671
4.875% due 01/15/2029	5,000	5,284
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	4,150
4.875% due 11/01/2026	10,750	11,126
4.875% due 05/15/2028	10,000	11,075
LBM Acquisition LLC 6.250% due 01/15/2029	10,000	10,090
Legacy LifePoint Health LLC
4.375% due 02/15/2027	10,000	10,135
6.750% due 04/15/2025	4,000	4,273
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	5,500	5,741
Level 3 Financing, Inc.
3.625% due 01/15/2029	5,000	4,832
3.750% due 07/15/2029	15,000	14,606
4.250% due 07/01/2028	9,250	9,399
5.250% due 03/15/2026	15,000	15,500
5.375% due 05/01/2025	10,000	10,225
Levi Strauss & Co.
3.500% due 03/01/2031	10,000	9,973
5.000% due 05/01/2025	2,000	2,046
LifePoint Health, Inc. 5.375% due 01/15/2029	6,000	5,858
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	3,000	3,113
4.875% due 11/01/2024	5,000	5,090
6.500% due 05/15/2027	10,750	11,962
LogMeIn, Inc. 5.500% due 09/01/2027	10,000	10,371
Madison IAQ LLC
4.125% due 06/30/2028	10,000	10,113
5.875% due 06/30/2029	14,000	14,262
Manitowoc Co., Inc. 9.000% due 04/01/2026	2,250	2,450
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	8,000	8,120
4.750% due 01/15/2028	7,000	7,186
6.125% due 09/15/2025	2,450	2,613
6.500% due 09/15/2026	7,500	7,800
Masonite International Corp. 5.375% due 02/01/2028	12,000	12,756
Match Group Holdings LLC 4.625% due 06/01/2028	15,000	15,628
Mattel, Inc.
3.375% due 04/01/2026	8,000	8,310
3.750% due 04/01/2029	7,500	7,811
5.875% due 12/15/2027	8,000	8,731
6.750% due 12/31/2025	962	1,011
Matthews International Corp. 5.250% due 12/01/2025	10,000	10,319
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	24,750	25,028
MDC Holdings, Inc. 6.000% due 01/15/2043	9,000	11,610
MEG Energy Corp.
5.875% due 02/01/2029	7,500	7,829
7.125% due 02/01/2027	17,125	18,290
MGM Resorts International
4.625% due 09/01/2026	10,000	10,577
5.500% due 04/15/2027	3,164	3,482
5.750% due 06/15/2025	5,087	5,616
6.000% due 03/15/2023	6,000	6,430
7.750% due 03/15/2022	20,000	20,929
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	12,500	12,531
Moog, Inc. 4.250% due 12/15/2027	18,850	19,539
Motion Bondco DAC 6.625% due 11/15/2027 (i)	8,000	8,132
MPH Acquisition Holdings LLC 5.750% due 11/01/2028	22,625	22,766
MSCI, Inc.
3.625% due 09/01/2030	4,000	4,100
3.875% due 02/15/2031	9,250	9,612
4.000% due 11/15/2029	10,000	10,579
5.375% due 05/15/2027	4,000	4,272
Murphy Oil USA, Inc.
3.750% due 02/15/2031	5,000	4,949
4.750% due 09/15/2029	5,000	5,267
Nabors Industries, Inc. 9.000% due 02/01/2025	4,725	4,980
NCL Corp. Ltd.
3.625% due 12/15/2024	5,000	4,835

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

5.875% due 03/15/2026		8,775	9,211
10.250% due 02/01/2026		5,000	5,825
NCR Corp.
5.000% due 10/01/2028		7,000	7,249
5.125% due 04/15/2029		5,000	5,163
5.250% due 10/01/2030		5,500	5,713
5.750% due 09/01/2027		4,000	4,241
8.125% due 04/15/2025		3,000	3,287
NESCO Holdings, Inc. 5.500% due 04/15/2029		6,250	6,531
Netflix, Inc.
4.375% due 11/15/2026		20,000	22,769
4.875% due 04/15/2028		12,500	14,547
4.875% due 06/15/2030		7,500	8,941
5.375% due 11/15/2029		7,000	8,512
5.875% due 11/15/2028		5,000	6,144
6.375% due 05/15/2029		5,000	6,393
Newell Brands, Inc. 4.875% due 06/01/2025		12,000	13,309
Nexstar Broadcasting, Inc.
4.750% due 11/01/2028		10,000	10,288
5.625% due 07/15/2027		15,000	15,919
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,490
4.250% due 09/15/2024		91	96
4.500% due 09/15/2027		11,500	12,468
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (i)		15,000	15,475
Nielsen Finance LLC
4.500% due 07/15/2029		5,000	5,020
4.750% due 07/15/2031		10,000	10,038
5.625% due 10/01/2028		7,200	7,613
5.875% due 10/01/2030		10,000	10,910
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		2,342	2,592
Northriver Midstream Finance LP 5.625% due 02/15/2026		15,300	15,918
Nouryon Holding BV
6.500% due 10/01/2026	EUR	18,000	22,372
8.000% due 10/01/2026		$26,750	28,388
Novelis Corp.
4.750% due 01/30/2030 (i)		24,000	25,230
5.875% due 09/30/2026		20,000	20,830
Nufarm Australia Ltd. 5.750% due 04/30/2026		10,000	10,298
NuStar Logistics LP
5.750% due 10/01/2025		9,000	9,815
6.375% due 10/01/2030		7,500	8,307
Occidental Petroleum Corp.
1.606% (US0003M + 1.450%) due 08/15/2022 ~		45,000	44,789
2.700% due 02/15/2023		5,250	5,379
2.900% due 08/15/2024		5,000	5,119
3.400% due 04/15/2026		7,500	7,690
3.500% due 06/15/2025		10,000	10,238
4.300% due 08/15/2039		10,000	9,570
4.400% due 04/15/2046		5,000	4,809
4.400% due 08/15/2049		10,000	9,614
4.625% due 06/15/2045		11,210	10,969
5.500% due 12/01/2025 (h)		10,000	11,081
5.550% due 03/15/2026		11,535	12,779
5.875% due 09/01/2025		8,000	8,910
6.125% due 01/01/2031 (h)		2,000	2,356
6.200% due 03/15/2040		7,250	8,213
6.375% due 09/01/2028		6,500	7,598
6.450% due 09/15/2036		14,000	16,757
6.600% due 03/15/2046		15,000	17,861
6.625% due 09/01/2030 (i)		11,750	14,115
6.950% due 07/01/2024		1,000	1,130
7.500% due 05/01/2031		5,000	6,306
8.000% due 07/15/2025		4,500	5,395
8.875% due 07/15/2030		12,050	16,131
ON Semiconductor Corp. 3.875% due 09/01/2028		11,000	11,347
Organon Finance 1 LLC
4.125% due 04/30/2028		25,000	25,526
5.125% due 04/30/2031		28,000	28,881
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		23,850	26,098
7.375% due 06/01/2025		7,000	7,545
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	5,041
4.625% due 03/15/2030		5,000	5,085
5.000% due 08/15/2027		15,000	15,553
6.250% due 06/15/2025		7,500	7,953
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		7,000	7,896

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Ovintiv, Inc.
6.500% due 08/15/2034 (i)		10,000	13,222
6.500% due 02/01/2038		2,500	3,334
P&L Development LLC 7.750% due 11/15/2025		6,750	7,112
Pactiv LLC 7.950% due 12/15/2025		10,972	12,371
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		23,218	23,767
PDC Energy, Inc.
5.750% due 05/15/2026		10,000	10,459
6.125% due 09/15/2024		3,000	3,078
Performance Food Group, Inc.
5.500% due 06/01/2024		7,000	7,029
5.500% due 10/15/2027		12,000	12,628
6.875% due 05/01/2025		3,500	3,743
PetSmart, Inc.
4.750% due 02/15/2028		25,000	26,000
7.750% due 02/15/2029		25,000	27,594
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		11,500	12,171
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		4,050	4,290
PM General Purchaser LLC 9.500% due 10/01/2028		12,500	13,193
Post Holdings, Inc.
4.500% due 09/15/2031		25,000	24,990
4.625% due 04/15/2030		20,475	20,845
5.500% due 12/15/2029		9,875	10,613
5.625% due 01/15/2028		15,000	15,946
5.750% due 03/01/2027		20,000	20,950
Precision Drilling Corp. 6.875% due 01/15/2029		3,450	3,558
Presidio Holdings, Inc. 4.875% due 02/01/2027		10,000	10,308
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		20,000	21,678
Prime Security Services Borrower LLC
3.375% due 08/31/2027		13,875	13,476
5.250% due 04/15/2024		12,000	12,873
5.750% due 04/15/2026		11,125	12,319
6.250% due 01/15/2028		14,000	14,910
Qorvo, Inc.
3.375% due 04/01/2031		10,000	10,452
4.375% due 10/15/2029		20,000	21,829
QualityTech LP 3.875% due 10/01/2028		8,200	8,779
Radiate Holdco LLC
4.500% due 09/15/2026		15,000	15,564
6.500% due 09/15/2028		15,000	15,780
Range Resources Corp.
4.875% due 05/15/2025		5,000	5,181
5.000% due 03/15/2023		2,242	2,326
8.250% due 01/15/2029		8,500	9,595
9.250% due 02/01/2026		3,500	3,865
Rattler Midstream LP 5.625% due 07/15/2025		4,575	4,815
RBS Global, Inc. 4.875% due 12/15/2025		20,000	20,465
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		26,750	26,598
Rite Aid Corp.
7.500% due 07/01/2025		8,100	8,212
8.000% due 11/15/2026		6,750	6,860
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,264
4.800% due 05/15/2030		6,000	6,011
4.950% due 07/15/2029		11,750	12,135
6.875% due 04/15/2040		5,000	5,294
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,750	2,269
5.750% due 10/15/2027		$8,000	8,822
5.750% due 10/15/2027	GBP	1,750	2,656
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$7,400	7,759
9.125% due 06/15/2023		10,000	10,988
11.500% due 06/01/2025		5,400	6,231
RP Escrow Issuer LLC 5.250% due 12/15/2025		6,600	6,910
Sabre GLBL, Inc.
7.375% due 09/01/2025		7,250	7,894
9.250% due 04/15/2025		6,500	7,746
Scientific Games International, Inc.
5.000% due 10/15/2025		5,000	5,176
7.000% due 05/15/2028		7,000	7,659

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	18,044
6.625% due 05/01/2029		10,000	10,038
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		5,000	4,991
5.250% due 12/15/2026		10,000	10,437
Scripps Escrow, Inc.
3.875% due 01/15/2029		8,000	7,948
5.875% due 07/15/2027		5,750	5,961
Seagate HDD Cayman
3.125% due 07/15/2029		5,750	5,579
3.375% due 07/15/2031		10,050	9,725
Sealed Air Corp.
4.000% due 12/01/2027		5,000	5,335
4.875% due 12/01/2022		5,000	5,215
5.125% due 12/01/2024		10,000	10,918
5.250% due 04/01/2023		4,000	4,237
6.875% due 07/15/2033		8,710	11,062
Select Medical Corp. 6.250% due 08/15/2026		20,000	21,346
Sensata Technologies BV
4.875% due 10/15/2023		7,000	7,520
5.000% due 10/01/2025		5,000	5,584
Sensata Technologies, Inc.
3.750% due 02/15/2031		14,000	13,861
4.375% due 02/15/2030		5,550	5,857
Sigma Holdco BV
5.750% due 05/15/2026 (i)	EUR	10,500	12,130
7.875% due 05/15/2026		$28,000	28,742
Simmons Foods, Inc. 4.625% due 03/01/2029		14,000	14,140
Sinclair Television Group, Inc.
4.125% due 12/01/2030		10,000	9,838
5.125% due 02/15/2027		5,000	5,029
5.500% due 03/01/2030 (i)		8,000	8,168
Sirius XM Radio, Inc.
4.000% due 07/15/2028		20,000	20,625
4.125% due 07/01/2030		15,000	15,170
5.000% due 08/01/2027		5,000	5,251
5.375% due 07/15/2026		2,000	2,070
SM Energy Co. 6.500% due 07/15/2028		5,000	5,144
Southwestern Energy Co.
7.500% due 04/01/2026		7,000	7,420
7.750% due 10/01/2027		4,000	4,345
Spectrum Brands, Inc.
3.875% due 03/15/2031		10,000	9,861
5.000% due 10/01/2029		10,000	10,630
5.750% due 07/15/2025		660	677
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	12,658
Spirit AeroSystems, Inc.
5.500% due 01/15/2025		5,250	5,594
7.500% due 04/15/2025		10,200	10,918
SPX FLOW, Inc. 5.875% due 08/15/2026		20,000	20,716
Square, Inc.
2.750% due 06/01/2026		2,500	2,547
3.500% due 06/01/2031		12,500	12,625
SRS Distribution, Inc.
4.625% due 07/01/2028		12,750	13,053
6.125% due 07/01/2029		5,000	5,157
Standard Industries, Inc.
3.375% due 01/15/2031		25,375	24,323
4.375% due 07/15/2030		15,500	16,030
4.750% due 01/15/2028		15,000	15,719
5.000% due 02/15/2027		10,000	10,369
Staples, Inc.
7.500% due 04/15/2026		23,500	24,369
10.750% due 04/15/2027		7,000	7,137
Station Casinos LLC
4.500% due 02/15/2028		8,000	8,152
5.000% due 10/01/2025 (i)		5,022	5,112
Stericycle, Inc. 3.875% due 01/15/2029		8,000	8,012
Stevens Holding Co., Inc. 6.125% due 10/01/2026		15,000	16,139
Suburban Propane Partners LP 5.000% due 06/01/2031		11,725	12,018
Summer BC Bidco B LLC 5.500% due 10/31/2026 (a)		10,000	10,179
Sunoco LP
4.500% due 05/15/2029		5,000	5,103
5.500% due 02/15/2026		5,125	5,298
5.875% due 03/15/2028		5,000	5,330

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Switch Ltd. 3.750% due 09/15/2028	12,250	12,428
Syneos Health, Inc. 3.625% due 01/15/2029	10,000	9,913
T-Mobile USA, Inc.
2.250% due 02/15/2026	11,700	11,803
2.625% due 02/15/2029	20,000	19,775
2.875% due 02/15/2031 (i)	20,000	19,875
3.375% due 04/15/2029	6,750	6,982
3.500% due 04/15/2031	15,000	15,537
4.750% due 02/01/2028	8,250	8,848
Team Health Holdings, Inc. 6.375% due 02/01/2025	16,000	15,250
TEGNA, Inc.
4.625% due 03/15/2028	10,000	10,388
4.750% due 03/15/2026	5,000	5,331
5.000% due 09/15/2029	17,000	17,836
5.500% due 09/15/2024 (i)	3,462	3,527
Teleflex, Inc. 4.250% due 06/01/2028	15,000	15,661
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	10,000	10,538
Tempo Acquisition LLC
5.750% due 06/01/2025	7,500	7,918
6.750% due 06/01/2025	20,000	20,338
Tenet Healthcare Corp.
4.625% due 07/15/2024	10,000	10,171
4.625% due 09/01/2024	9,000	9,255
4.625% due 06/15/2028	10,000	10,307
4.875% due 01/01/2026	4,625	4,803
5.125% due 11/01/2027	5,000	5,250
6.125% due 10/01/2028	30,000	32,055
6.250% due 02/01/2027	7,250	7,576
6.750% due 06/15/2023	27,500	30,044
6.875% due 11/15/2031	500	570
7.500% due 04/01/2025	10,000	10,814
Terminix Co. LLC 7.250% due 03/01/2038	2,000	2,326
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	3,636	3,635
4.100% due 10/01/2046	17,000	14,917
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027	12,050	12,713
TransDigm, Inc.
4.625% due 01/15/2029	23,250	23,326
5.500% due 11/15/2027	28,000	29,225
6.250% due 03/15/2026	17,000	17,956
6.375% due 06/15/2026	11,000	11,409
8.000% due 12/15/2025	6,000	6,500
Transocean Guardian Ltd. 5.875% due 01/15/2024	10,567	10,297
Transocean Pontus Ltd. 6.125% due 08/01/2025	5,981	6,059
Travel + Leisure Co.
4.625% due 03/01/2030	12,500	12,931
6.625% due 07/31/2026	10,000	11,360
TripAdvisor, Inc. 7.000% due 07/15/2025	6,000	6,468
Triumph Group, Inc.
6.250% due 09/15/2024	7,000	7,131
7.750% due 08/15/2025	7,000	7,210
8.875% due 06/01/2024	9,232	10,282
Twilio, Inc.
3.625% due 03/15/2029	7,800	7,966
3.875% due 03/15/2031	8,425	8,657
Twitter, Inc. 3.875% due 12/15/2027	8,000	8,510
U.S. Concrete, Inc. 5.125% due 03/01/2029	5,000	5,478
U.S. Foods, Inc.
4.750% due 02/15/2029	20,000	20,426
6.250% due 04/15/2025	12,000	12,735
United Airlines, Inc.
4.375% due 04/15/2026	10,000	10,364
4.625% due 04/15/2029	10,000	10,363
United Rentals North America, Inc.
3.875% due 02/15/2031	7,250	7,386
4.000% due 07/15/2030	12,500	12,900
4.875% due 01/15/2028	10,000	10,617
5.500% due 05/15/2027	10,000	10,612
5.875% due 09/15/2026	5,000	5,187
Univar Solutions USA, Inc. 5.125% due 12/01/2027	12,500	13,181
Univision Communications, Inc.
4.500% due 05/01/2029	22,275	22,494
5.125% due 02/15/2025	20,000	20,465

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

6.625% due 06/01/2027	16,250	17,628
9.500% due 05/01/2025	3,000	3,318
UPC Holding BV 5.500% due 01/15/2028	20,000	21,022
USA Compression Partners LP
6.875% due 04/01/2026	5,000	5,250
6.875% due 09/01/2027	3,500	3,746
Valvoline, Inc. 3.625% due 06/15/2031	8,000	8,020
Veritas U.S., Inc. 7.500% due 09/01/2025	15,000	15,660
ViaSat, Inc.
5.625% due 09/15/2025	10,000	10,223
5.625% due 04/15/2027	1,500	1,570
6.500% due 07/15/2028	8,000	8,543
Victoria's Secret & Co. 4.625% due 07/15/2029 (a)	7,250	7,250
Viking Cruises Ltd.
7.000% due 02/15/2029	8,000	8,347
13.000% due 05/15/2025	10,000	11,784
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	7,000	7,088
Vine Energy Holdings LLC 6.750% due 04/15/2029	28,000	29,505
Virgin Media Finance PLC 5.000% due 07/15/2030 (i)	12,000	12,139
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	13,114
5.500% due 08/15/2026	10,000	10,333
5.500% due 05/15/2029	10,000	10,762
Vmed O2 UK Financing PLC
4.250% due 01/31/2031	16,000	15,740
4.750% due 07/15/2031 (a)	5,000	5,088
WESCO Distribution, Inc.
5.375% due 06/15/2024	10,000	10,135
7.125% due 06/15/2025	18,000	19,475
7.250% due 06/15/2028	18,000	20,073
Western Midstream Operating LP
5.300% due 02/01/2030	18,000	20,212
5.450% due 04/01/2044	15,000	16,235
6.500% due 02/01/2050	30,000	34,819
White Cap Buyer LLC 6.875% due 10/15/2028	20,000	21,433
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	7,500	7,787
Williams Scotsman International, Inc. 4.625% due 08/15/2028	8,875	9,183
WMG Acquisition Corp.
3.000% due 02/15/2031	20,000	19,000
3.875% due 07/15/2030	15,000	15,187
WR Grace & Co-Conn
4.875% due 06/15/2027	10,000	10,615
5.625% due 10/01/2024	9,000	9,980
WW International, Inc. 4.500% due 04/15/2029	14,000	14,124
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	10,000	10,413
Wynn Las Vegas LLC
5.250% due 05/15/2027	10,000	10,769
5.500% due 03/01/2025	15,000	16,189
Wynn Macau Ltd. 5.125% due 12/15/2029	5,000	5,163
Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	8,461
XPO Logistics, Inc. 6.250% due 05/01/2025	17,500	18,637
Yum! Brands, Inc.
3.625% due 03/15/2031 (i)	12,500	12,453
4.625% due 01/31/2032	12,500	13,159
4.750% due 01/15/2030	7,000	7,587
6.875% due 11/15/2037	5,250	6,538
7.750% due 04/01/2025	2,000	2,181
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	19,887
6.125% due 03/01/2028	15,000	15,340
Ziggo Bond Co. BV 5.125% due 02/28/2030	10,950	11,229
Ziggo BV
4.875% due 01/15/2030	15,000	15,395
5.500% due 01/15/2027	14,162	14,750

		7,933,520

UTILITIES 6.9%
Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	10,438

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

5.750% due 03/01/2027	5,000	5,215
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	8,390
7.625% due 12/15/2025	6,500	7,053
Calpine Corp.
3.750% due 03/01/2031	15,000	14,305
4.500% due 02/15/2028	7,750	7,915
4.625% due 02/01/2029	3,500	3,451
5.000% due 02/01/2031	10,000	9,970
5.125% due 03/15/2028 (i)	10,000	10,189
5.250% due 06/01/2026	9,129	9,416
Clearway Energy Operating LLC
4.750% due 03/15/2028	14,500	15,228
5.000% due 09/15/2026	10,000	10,307
Covanta Holding Corp.
5.000% due 09/01/2030	5,000	5,264
5.875% due 07/01/2025	10,000	10,370
6.000% due 01/01/2027	5,000	5,216
Crestwood Midstream Partners LP
5.625% due 05/01/2027	12,125	12,479
6.000% due 02/01/2029	6,000	6,293
CrownRock LP 5.625% due 10/15/2025	20,000	20,757
Embarq Corp. 7.995% due 06/01/2036	7,500	8,512
Endeavor Energy Resources LP
5.500% due 01/30/2026	2,500	2,605
5.750% due 01/30/2028	24,000	25,624
6.625% due 07/15/2025	7,050	7,565
FirstEnergy Corp.
2.250% due 09/01/2030	10,000	9,600
3.400% due 03/01/2050	2,275	2,236
4.400% due 07/15/2027	1,860	2,025
Genesis Energy LP
6.250% due 05/15/2026	5,000	5,023
6.500% due 10/01/2025	2,000	2,024
7.750% due 02/01/2028	2,000	2,070
8.000% due 01/15/2027	7,350	7,731
Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	6,459
4.500% due 01/15/2029	3,750	3,665
5.125% due 12/15/2026	3,000	3,124
5.800% due 03/15/2022	10,000	10,303
7.500% due 04/01/2024	10,000	11,237
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	8,593
3.625% due 02/15/2031	10,000	9,840
5.250% due 06/15/2029	7,750	8,255
6.625% due 01/15/2027	14,500	15,029
NSG Holdings LLC 7.750% due 12/15/2025	13,517	14,447
Pacific Gas & Electric Co.
2.500% due 02/01/2031	3,000	2,816
3.300% due 08/01/2040	1,800	1,629
3.500% due 08/01/2050	3,600	3,213
PG&E Corp.
5.000% due 07/01/2028 (i)	5,000	5,062
5.250% due 07/01/2030 (i)	10,000	10,123
Sprint Capital Corp.
6.875% due 11/15/2028	14,000	17,972
8.750% due 03/15/2032	25,000	38,031
Sprint Communications, Inc. 6.000% due 11/15/2022	10,000	10,600
Sprint Corp.
7.125% due 06/15/2024	20,000	23,100
7.250% due 09/15/2021	11,000	11,186
7.625% due 02/15/2025	25,000	29,734
7.875% due 09/15/2023	45,000	51,180
Talen Energy Supply LLC
6.500% due 06/01/2025	10,000	6,733
6.625% due 01/15/2028	3,000	2,752
7.250% due 05/15/2027	7,125	6,657
7.625% due 06/01/2028	5,000	4,686
Tallgrass Energy Partners LP
5.500% due 09/15/2024	1,324	1,345
5.500% due 01/15/2028	10,000	10,189
6.000% due 12/31/2030	4,125	4,300
7.500% due 10/01/2025	4,250	4,668
Targa Resources Partners LP
4.000% due 01/15/2032 (i)	10,000	10,300
4.875% due 02/01/2031	12,500	13,548
5.000% due 01/15/2028	12,000	12,675
5.500% due 03/01/2030	12,500	13,763
5.875% due 04/15/2026	15,000	15,796
6.500% due 07/15/2027	7,000	7,608
6.875% due 01/15/2029	10,000	11,286

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	11,962
7.200% due 07/18/2036	5,000	6,456
Telecom Italia SpA 5.303% due 05/30/2024	10,000	10,971
TerraForm Power Operating LLC
4.250% due 01/31/2023	10,000	10,276
4.750% due 01/15/2030	7,500	7,696
5.000% due 01/31/2028	15,000	15,927
Transocean Poseidon Ltd. 6.875% due 02/01/2027	5,000	5,032
Transocean Proteus Ltd. 6.250% due 12/01/2024	4,675	4,735
Vistra Operations Co. LLC
5.000% due 07/31/2027	6,000	6,167
5.500% due 09/01/2026	5,000	5,171
5.625% due 02/15/2027	10,000	10,387

		763,955

Total Corporate Bonds & Notes (Cost $9,166,020)		9,673,769

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 2.678% due 10/25/2035 ^~	16	14
Countrywide Home Loan Mortgage Pass-Through Trust 2.929% due 02/20/2036 ^~	48	39
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 10/25/2021 ^	1	1
First Horizon Alternative Mortgage Securities Trust 2.365% due 10/25/2034 ~	11	11
GreenPoint Mortgage Funding Trust
0.292% due 10/25/2046 ^•	330	296
0.292% due 12/25/2046 ^•	322	309
GSR Mortgage Loan Trust 2.756% due 04/25/2035 ~	7	7
HarborView Mortgage Loan Trust 2.562% due 08/19/2036 ^~	19	19
Lehman XS Trust 0.332% due 09/25/2046 ^•	14	14
Residential Accredit Loans, Inc. Trust 4.301% due 09/25/2035 ^~	21	18
Structured Asset Mortgage Investments Trust
0.512% due 05/25/2036 •	663	581
0.593% due 07/19/2035 •	16	16
TBW Mortgage-Backed Trust 6.015% due 07/25/2037 þ	173	100
WaMu Mortgage Pass-Through Certificates Trust 0.912% due 12/25/2045 •	129	126

Total Non-Agency Mortgage-Backed Securities (Cost $1,293)		1,551

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 0.452% due 04/25/2037 •	278	124
NovaStar Mortgage Funding Trust 0.192% due 03/25/2037 •	62	30

Total Asset-Backed Securities (Cost $267)		154

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.1%
Noble Corp. (c)(h)	470,339	11,631

FINANCIALS 0.3%
Associated Materials Group, Inc. «(c)(h)	3,684,112	26,083

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. «(c)	57,365	351
Noble Corp. (c)	73,206	1,811

		2,162

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(c)(h)	6,323	94

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Total Common Stocks (Cost $28,544)		39,970

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.018% due 08/10/2021 (d)(e)(k)	1,474	1,474

Total Short-Term Instruments (Cost $1,474)		1,474

Total Investments in Securities (Cost $9,695,764)		10,216,836

	SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	90,361,969	891,059

Total Short-Term Instruments (Cost $888,589)		891,059

Total Investments in Affiliates (Cost $888,589)		891,059

Total Investments 100.2% (Cost $10,584,353)		$11,107,895
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $73,776)		7,560
Other Assets and Liabilities, net (0.3)%		(31,107)

Net Assets 100.0%		$11,084,348

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		When-issued security.
(b)		Payment in-kind security.
(c)		Security did not produce income within the last twelve months.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)		Contingent convertible security.
(h)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.		08/24/2020		$23,394	$26,083	0.24%
Local Insight Media Holdings, Inc.		11/18/2011		0	94	0.00
Noble Corp.		02/05/2021 - 02/08/2021		5,150	11,631	0.10
Occidental Petroleum Corp.5.500% due 12/01/2025		12/08/2020		10,000	11,081	0.10
Occidental Petroleum Corp.6.125% due 01/01/2031		12/08/2020		2,000	2,356	0.02

				$40,544	$51,245	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.800)%	04/21/2021	TBD(2)	EUR	(1,506)	$(1,782)
JML	(0.250)	06/15/2021	09/09/2021		$(3,195)	(3,195)
	(0.125)	06/15/2021	09/09/2021		(5,711)	(5,711)
	(0.070)	06/25/2021	08/27/2021		(4,523)	(4,523)
	(0.070)	06/28/2021	08/27/2021		(26,354)	(26,354)
	(0.050)	05/28/2021	07/08/2021		(61,928)	(61,925)
	(0.050)	06/11/2021	07/08/2021		(20,136)	(20,135)
	(0.020)	06/11/2021	07/08/2021		(4,346)	(4,346)
JPS	(0.100)	06/15/2021	09/09/2021		(2,410)	(2,410)
RDR	(0.750)	10/28/2020	TBD(2)		(3,042)	(3,026)
	(0.750)	02/05/2021	TBD(2)		(463)	(461)
	(0.100)	01/29/2021	TBD(2)		(7,632)	(7,629)

Total Reverse Repurchase Agreements						$(141,497)

(i)		Securities with an aggregate market value of $172,838 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(91,330) at a weighted average interest rate of (0.098%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(j)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$550,000	$41,606	$15,017	$56,623	$256	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	325,000	32,287	1,442	33,729	172	0

Total Swap Agreements	$73,893	$16,459	$90,352	$428	$0

(k)	Securities with an aggregate market value of $1,474 and cash of $68,010 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	$1,247	CHF	1,125	$0	$(29)
BPS	07/2021	EUR	10,198	$12,368	275	0
GLM	07/2021	GBP	17,667	24,976	537	0
HUS	07/2021	$24,452	GBP	17,667	0	(14)
08/2021	GBP	17,667	$24,454	13	0
SCX	07/2021	EUR	42,806	52,367	1,610	0
08/2021	53,004	62,899	8	0

Total Forward Foreign Currency Contracts	$2,443	$(43)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	$91,000	$(40)	$750	$710	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	200,000	(62)	3,885	3,823	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	31,750	(14)	198	184	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	2,250	(1)	16	15	0

Total Swap Agreements	$(117)	$4,849	$4,732	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$499,918	$0	$499,918
Corporate Bonds & Notes
Banking & Finance	0	976,294	0	976,294
Industrials	15,000	7,918,432	88	7,933,520
Utilities	0	763,955	0	763,955
Non-Agency Mortgage-Backed Securities	0	1,551	0	1,551
Asset-Backed Securities	0	154	0	154
Common Stocks
Energy	11,631	0	0	11,631
Financials	0	0	26,083	26,083
Industrials	0	1,811	351	2,162
Information Technology	0	0	94	94
Short-Term Instruments
U.S. Treasury Bills	0	1,474	0	1,474

	$26,631	$10,163,589	$26,616	$10,216,836
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$891,059	$0	$0	$891,059

Total Investments	$917,690	$10,163,589	$26,616	$11,107,895

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	428	0	428
Over the counter	0	7,175	0	7,175

	$0	$7,603	$0	$7,603
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(43)	$0	$(43)

Total Financial Derivative Instruments	$0	$7,560	$0	$7,560

Totals	$917,690	$10,171,149	$26,616	$11,115,455

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.1% ¤
CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.6%
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	$40,000	$12,321
VM Fund LLC 8.625% due 02/28/2031 «	6,500	6,394

		18,715

INDUSTRIALS 0.9%
CAN Community Health, Inc. 8.500% due 03/01/2028	5,850	6,288
Tower Health 4.451% due 02/01/2050	19,189	16,263
Wild Rivers Water Park 8.500% due 11/01/2051 (a)	7,500	7,457

		30,008

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.250% due 06/15/2023	50	52
3.300% due 03/15/2027	200	207
3.300% due 12/01/2027	100	103
3.450% due 07/01/2025	100	105
3.750% due 07/01/2028	100	105
3.850% due 11/15/2023	150	157
4.250% due 08/01/2023	100	106
4.550% due 07/01/2030	550	589
4.950% due 07/01/2050	550	566
Talen Energy Supply LLC 6.500% due 06/01/2025	5,575	3,754

		5,744

Total Corporate Bonds & Notes (Cost $54,405)		54,467

MUNICIPAL BONDS & NOTES 91.8%
ALABAMA 2.0%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	844
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	14,200	17,725
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,927
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	7,000	7,189
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	9,963
6.500% due 10/01/2053	11,550	13,561
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,000	3,043
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.912% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,019
0.962% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,031
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	4,645	5,057

		64,359

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	58

ARIZONA 1.8%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	952
4.500% due 01/01/2049	2,400	2,326
4.750% due 01/01/2039	1,000	921
5.000% due 01/01/2040	1,045	973

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 01/01/2043	1,000	920
5.000% due 01/01/2049	4,265	4,040
5.000% due 01/01/2054	6,855	7,014
5.125% due 01/01/2054	2,365	2,369
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	10,000	12,016
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2022	430	399
5.000% due 01/01/2023	455	416
5.000% due 01/01/2024	480	438
5.000% due 01/01/2025	500	457
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,211
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,846
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,970
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,320	10,181
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,463

		55,912

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	8,500	9,525

CALIFORNIA 8.1%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	3,845	4,321
Bay Area Toll Authority, California Revenue Bonds, Series 2007 0.010% due 04/01/2047	4,745	4,745
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	11,750	13,483
5.000% due 08/01/2049	5,100	5,902
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	3,000	3,510
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,250	2,534
4.000% due 08/01/2047	6,000	6,617
4.000% due 02/01/2056	3,500	3,872
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,480	1,483
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	1,000	1,246
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,915
California Health Facilities Financing Authority Revenue Bonds, Series 2008 0.010% due 11/15/2045	5,000	5,000
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	28,879
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	3,000	3,609
4.000% due 04/01/2038	7,225	8,650
4.000% due 04/01/2040	1,000	1,193
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,385	625
0.450% due 01/01/2050	2,600	2,600
4.125% due 01/01/2035	500	550
5.000% due 01/01/2055	1,000	1,154
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (c)	13,000	1,126
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011 6.500% due 11/01/2041	1,000	1,017
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,165
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,860
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	1,221
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	205
5.000% due 12/01/2054	1,000	1,139
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	5,700	6,663
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,500	3,657
5.000% due 12/01/2030	105	125
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,114
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,716

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	6,000	1,830
7.500% due 12/01/2040	500	548
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,448
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	826
5.000% due 06/01/2046	2,590	2,829
5.000% due 08/01/2046	1,500	1,693
5.000% due 06/01/2051	1,000	1,093
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,187
5.250% due 12/01/2056	5,850	6,608
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,356
5.500% due 12/01/2058	5,000	5,951
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,500	7,534
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,292
5.000% due 09/01/2034	1,300	1,372
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	10,000	11,112
4.000% due 10/01/2056	12,750	13,986
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,305
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,568
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,254
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,530	3,001
5.000% due 07/01/2061	6,000	7,017
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.010% due 07/01/2035	10,900	10,900
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,476
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,137
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,692
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 0.010% due 05/01/2058	10,000	10,000
San Francisco, California Special Tax District No 2020-1 City & County Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,250	1,433
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,705
6.250% due 10/01/2040	1,000	1,136
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	18,000	4,470
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,887
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	2,093

		258,136

COLORADO 1.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	3,000	3,479
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,343
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,661
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	5,000	5,685
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,140
4.000% due 09/01/2050	2,800	3,172
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	8,078
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,038
6.000% due 12/01/2046	1,450	1,504
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2045	1,250	1,298
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	961
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,811
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	887
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,603
7.500% due 12/15/2047	2,000	2,096

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	2,240
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,355

		43,351

CONNECTICUT 0.6%
Connecticut Housing Finance Authority Revenue Bonds, Series 2020 0.030% due 05/15/2050	2,040	2,040
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,926
Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2036	1,800	2,191
4.000% due 06/01/2037	1,000	1,213
4.000% due 06/01/2039	1,200	1,448
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003 0.250% due 07/01/2037	4,000	3,991
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 0.250% due 07/01/2049	5,000	4,987
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2055	1,750	1,950

		20,746

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	434
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	13,500	13,631

		14,065

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	1,073
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	50	56

		1,129

FLORIDA 3.6%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,080
8.000% due 10/01/2046	1,250	1,349
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	1,331
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033	1,500	867
5.000% due 07/01/2043	950	390
5.250% due 07/01/2048	900	369
7.500% due 07/01/2053	1,000	304
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,952
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,751
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	5,600	5,741
6.500% due 01/01/2049	3,790	3,902
7.375% due 01/01/2049	24,500	26,957
Florida Development Finance Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2032	4,000	4,226
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038	500	242
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	5,500	6,446
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	2,115
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,469
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	773
0.000% due 10/01/2033 (c)	1,680	1,248
0.000% due 10/01/2035 (c)	1,250	859
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,068
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	1,141
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	10,642
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	6,928
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,250	3,612

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,466
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	4,315	4,786
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,668
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	545
0.000% due 09/01/2041 (c)	1,000	520
4.000% due 07/01/2045	3,000	3,493
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,530	1,653

		115,893

GEORGIA 2.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	1,600	1,125
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,303
5.000% due 07/01/2034	1,000	1,296
5.000% due 07/01/2036	1,650	2,128
5.000% due 07/01/2038	1,000	1,284
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,772
4.125% due 11/01/2045	2,000	2,255
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	7,315	9,320
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,630
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	16,210	18,226
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	5,000	7,587
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,270
5.000% due 01/01/2049	11,000	13,422
5.000% due 01/01/2059	2,000	2,428
5.000% due 01/01/2063	3,300	4,048
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,533
5.000% due 01/01/2050	1,250	1,576

		82,203

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,722

ILLINOIS 11.3%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	1,001
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,963
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	7,247
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	5,118
5.000% due 12/01/2032	4,000	5,049
5.000% due 12/01/2046	7,000	8,641
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2035	2,660	3,454
5.000% due 12/01/2036	4,100	5,309
5.000% due 12/01/2038	2,250	2,899
5.000% due 12/01/2039	2,000	2,572
5.000% due 12/01/2040	1,750	2,245
5.000% due 12/01/2041	1,600	2,048
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,433
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,495
0.000% due 12/01/2026 (c)	2,700	2,497
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,961
5.000% due 01/01/2048	9,300	11,497
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,778
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,500	1,692
4.000% due 12/01/2050	1,250	1,449
4.000% due 12/01/2055	1,500	1,712
5.000% due 12/01/2055	2,500	3,083
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	8,034

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,807
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	1,635	1,666
Chicago, Illinois General Obligation Bonds, Series 2011 7.781% due 01/01/2035	970	1,351
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	890	973
5.250% due 01/01/2033	4,250	4,654
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,897
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2029	4,000	4,997
5.625% due 01/01/2030	10,000	12,468
5.750% due 01/01/2034	3,120	3,875
6.000% due 01/01/2038	13,000	16,335
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2049	2,000	2,530
Chicago, Illinois General Obligation Notes, Series 2020 5.000% due 01/01/2030	5,780	7,499
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	7,500	7,800
5.000% due 11/01/2042	4,000	4,220
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2031	3,525	4,699
Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2036	680	780
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	453
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,944
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,867
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	2,019
5.125% due 02/15/2045 ^(b)	3,000	2,236
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^(b)	855	26
5.000% due 12/01/2053 ^(b)	611	18
5.800% due 12/01/2053 ^(b)	970	0
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,154
5.000% due 11/01/2035	4,900	5,658
5.000% due 11/01/2040	1,100	1,258
5.000% due 11/01/2049	1,700	1,922
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2039	5,370	6,461
4.750% due 10/15/2040	2,000	2,139
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	4,369
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,711
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,855
5.000% due 02/01/2026	2,000	2,223
5.250% due 02/01/2029	845	937
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,201
4.000% due 06/01/2032	3,170	3,520
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,221
5.000% due 12/01/2038	1,000	1,192
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,709
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2033	20,000	23,748
4.125% due 10/01/2036	2,000	2,377
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	3,054
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	5,000	5,312
5.000% due 11/01/2025	4,195	4,943
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	5,345
Illinois State General Obligation Notes, Series 2019 5.000% due 11/01/2026	10,000	12,077
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	3,529
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,371
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,711
3.000% due 06/15/2033	2,785	2,935
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	10,000	11,795

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	5,190	5,407
Illinois State Revenue Notes, Series 2016
1.900% due 06/15/2022	3,530	3,562
4.000% due 06/15/2025	155	174
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,625
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	5,599
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	4,000	2,972
0.000% due 06/15/2035 (c)	5,000	3,606
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	2,243
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	3,500	4,276
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.107% due 01/01/2035	10,000	10,588
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	767

		357,837

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	5,500	5,934
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	5,934
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	29,725	28,625
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,098
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	570	577

		42,168

IOWA 1.3%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.140% due 08/15/2032	7,825	7,825
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.070% due 08/15/2029	10,990	10,990
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	277	19
5.400% due 11/15/2046 ^	1,881	2,045
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	73,000	13,460
4.000% due 06/01/2049	5,500	6,436

		40,775

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,626	834
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	527
5.250% due 12/01/2036	500	527
5.375% due 12/01/2046	1,125	1,175
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,095	1,153

		4,216

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,486
6.250% due 11/15/2046	1,150	1,220
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.250% due 07/01/2031	2,130	2,223
5.000% due 07/01/2050	5,670	5,823
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,186
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,345
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,445
4.000% due 11/01/2038	350	404
5.000% due 11/01/2032	2,815	3,556
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2023	1,555	1,723
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	1,077

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	4,250	4,288

		33,776

LOUISIANA 0.9%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	8,032
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	5,600	7,525
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	5,176
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,398
2.100% due 06/01/2037	1,540	1,595
2.125% due 06/01/2037	4,000	4,146

		29,872

MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	1,100
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	4,000	4,376
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	6,159

		11,635

MARYLAND 0.5%
Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,630
5.000% due 07/01/2050	1,150	1,424
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	3,750	4,070
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	1,000	1,174
4.000% due 09/01/2050	3,000	3,466
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 11/15/2051	2,500	2,545
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2051	1,000	1,139
4.000% due 06/01/2055	1,250	1,419

		16,867

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	4,195
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009 6.000% due 01/01/2028	110	112

		4,307

MICHIGAN 2.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	7,005	8,695
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	17,000	16,638
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,200
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,733
5.000% due 07/01/2033	2,000	2,264
5.000% due 07/01/2044	4,500	4,718
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,615
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	4,051
4.000% due 12/01/2049	4,145	4,853
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	4,277
4.800% due 09/01/2040	235	252
5.000% due 09/01/2050	380	408
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,093
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	145	156
Michigan Strategic Fund Revenue Bonds, Series 2021 3.225% due 09/01/2047 (a)	2,500	2,540
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	5,405

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

0.000% due 06/01/2058 (c)	145,250	7,371

		78,269

MINNESOTA 0.3%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	893
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,788
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	631
5.000% due 05/01/2053	2,500	2,659

		9,971

MISSOURI 0.4%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	331
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	225
5.550% due 10/01/2036	45	38
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	7,000	8,195
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,584
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,375	2,688

		13,061

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	116
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,640

		1,756

NEBRASKA 0.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,287

NEVADA 0.9%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,690
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,602
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,453	2,195
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,291
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 0.500% due 01/01/2050	12,500	12,500
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	40,000	6,084

		30,362

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,500	2,774
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,000	9,697

		12,471

NEW JERSEY 4.4%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,797
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,115	1,233
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	5,055	6,768
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,751
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	6,204
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	17,000	20,733
5.250% due 09/01/2027	17,555	21,937
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,736
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	4,950	5,984

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	8,000	9,838
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	16,250	12,031
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,875
5.250% due 06/15/2041	1,000	1,165
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	2,368
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,485
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	3,000	3,678
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,787
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,367
5.000% due 06/01/2046	13,505	16,061
5.250% due 06/01/2046	4,000	4,902
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	6,132

		139,832

NEW MEXICO 0.2%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	5,000	5,817

NEW YORK 10.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,462
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2051	1,500	1,848
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,877
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	5,000	5,315
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,437
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,195
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	4,415	5,504
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	7,500	8,724
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 11/15/2026	2,200	2,691
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	11,680	12,165
5.000% due 09/01/2022	6,365	6,715
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	5,705	6,124
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,500	1,946
5.000% due 12/01/2033	1,000	1,288
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,502
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	3,000	3,114
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,135
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021 3.000% due 01/01/2033	1,750	1,962
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	6,555	8,291
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	4,000	4,813
New York City Trust for Cultural Resources Revenue Bonds, Series 2020
4.000% due 12/01/2033	500	606
4.000% due 12/01/2034	2,000	2,411
4.000% due 12/01/2035	1,250	1,504
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.030% due 06/15/2050	9,320	9,320
New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	75,600	8,441
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	58,000	5,908
0.000% due 06/01/2060 (c)	210,000	10,145
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,500	7,645
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	15,156
5.375% due 11/15/2040	4,000	4,517
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	4,440	5,069

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	7,057
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	4,625	5,937
5.000% due 03/15/2042	4,000	4,982
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	2,000	2,402
4.000% due 03/15/2045	9,895	11,709
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	6,000	7,399
5.000% due 01/01/2033	6,750	8,283
5.000% due 01/01/2036	1,500	1,830
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	28,995	34,913
5.000% due 10/01/2040	1,885	2,410
5.250% due 08/01/2031	9,565	11,543
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,150	3,682
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,599
5.000% due 01/01/2028	1,000	1,250
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	3,200	3,287
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 5.000% due 10/15/2029	5,000	5,883
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	4,183
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (c)	25,000	3,026
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	12,695	12,825
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,992
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,721
5.000% due 06/01/2034	1,500	1,813
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,009
5.250% due 09/15/2053	2,500	2,516

		324,081

NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2004 0.030% due 11/01/2034	9,000	9,000

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	7,940	8,021

OHIO 4.5%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,657
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	3,175	3,352
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	126,375	20,706
4.000% due 06/01/2048	9,900	11,579
5.000% due 06/01/2055	25,525	29,839
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,422
5.000% due 12/01/2035	1,200	1,452
5.000% due 12/01/2037	650	783
5.000% due 12/01/2039	1,425	1,710
Franklin County, Ohio Revenue Bonds, Series 2013 0.030% due 05/01/2029	7,945	7,945
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,737
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,243
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	390
6.750% due 12/01/2052 ^(b)	650	231
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038	2,985	1,445
6.250% due 04/01/2049	6,520	3,153
Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	353
4.000% due 12/01/2045	225	258
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,790
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,881

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	5,298
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,500	3,992
Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	1,173
4.000% due 11/15/2040	1,110	1,273
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,852
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.375% due 06/01/2033	1,000	1,026
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	6,500	7,355
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	2,000	2,273

		143,168

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,750	1,764
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,437
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	3
6.875% due 11/01/2046 ^(b)	1,081	5
7.000% due 11/01/2051 ^(b)	2,163	11

		5,220

OREGON 0.9%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,654
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	388
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (e)	5,000	5,854
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	5,590
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	1,769
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 ^(b)(d)	2,545	548
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2040	1,750	2,196
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	7,500	9,652

		27,651

PENNSYLVANIA 3.4%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,500	8,978
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,238
5.000% due 06/01/2035	4,000	4,915
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,777
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	7,150
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050 (e)	9,000	10,494
5.000% due 04/01/2043	2,000	2,429
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	5,044
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	3,000	3,396
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,509
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.105% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,012
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,270	2,460
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 1.750% due 08/01/2038	5,500	5,715
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
4.000% due 10/15/2041	1,300	1,567
9.000% due 04/01/2051	16,000	19,932
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,844
Pennsylvania Turnpike Commission Revenue Bonds, Series 2020 0.030% due 12/01/2050	2,000	2,000
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2042	4,000	4,778
4.000% due 12/01/2043	5,000	5,956

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 12/01/2045	4,000	4,734
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,774
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	826

		108,528

PUERTO RICO 10.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	125,000	8,532
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,745	1,601
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.000% due 07/01/2035 ^(b)	3,400	3,128
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	514
5.500% due 07/01/2032 ^(b)	11,220	10,238
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(b)	4,000	3,665
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	11,240	9,456
5.125% due 07/01/2037 ^(b)	16,520	14,228
5.500% due 07/01/2039 ^(b)	6,000	5,295
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 0.000% due 01/01/2045 (c)	32,500	28,722
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	38,021	34,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,292
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2020 5.000% due 07/01/2047	5,000	5,995
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	10,000	12,540
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	631
6.300% due 07/01/2038 ^(b)	2,000	253
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	2,895	2,954
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,670
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	10
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021 ^(b)	505	491
5.000% due 07/01/2022 ^(b)	50	49
5.000% due 07/01/2026 ^(b)	10	10
5.000% due 07/01/2037 ^(b)	4,085	3,973
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	54
5.500% due 07/01/2021 ^(b)	55	54
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	93
3.875% due 07/01/2023 ^(b)	75	70
4.375% due 07/01/2021 ^(b)	45	44
4.500% due 07/01/2023 ^(b)	15	15
4.600% due 07/01/2024 ^(b)	50	48
4.625% due 07/01/2025 ^(b)	35	34
4.750% due 07/01/2026 ^(b)	245	237
4.750% due 07/01/2027 ^(b)	50	48
5.000% due 07/01/2021 ^(b)	3,560	3,462
5.000% due 07/01/2022 ^(b)	35	34
5.000% due 07/01/2024 ^(b)	50	49
5.000% due 07/01/2025 ^(b)	25	24
5.000% due 07/01/2026 ^(b)	65	63
5.250% due 07/01/2022 ^(b)	420	410
5.250% due 07/01/2025 ^(b)	25	24
5.250% due 07/01/2026 ^(b)	670	653
5.250% due 07/01/2027 ^(b)	3,640	3,548
5.250% due 07/01/2030 ^(b)	3,515	3,427
5.250% due 07/01/2031 ^(b)	30	29
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	7,420	7,216
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	20
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998
4.750% due 07/01/2038 ^(b)	1,030	548
5.000% due 07/01/2022 ^(b)	995	159
5.000% due 07/01/2038 ^(b)	10	5
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2022 ^(b)	265	141
5.000% due 07/01/2023 ^(b)	390	62
5.000% due 07/01/2028 ^(b)	8,000	1,280
5.000% due 07/01/2033 ^(b)	1,695	903
5.000% due 07/01/2042 ^(b)	11,820	6,294
5.450% due 07/01/2035	655	349

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2021 ^(b)	290	154
5.000% due 07/01/2022 ^(b)	1,500	799
5.000% due 07/01/2024 ^(b)	145	77
5.000% due 07/01/2025 ^(b)	90	48
5.000% due 07/01/2026 ^(b)	5,305	2,825
5.000% due 07/01/2027 ^(b)	355	189
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	1,000	533
5.000% due 07/01/2023 ^(b)	945	503
5.000% due 07/01/2025 ^(b)	255	136
5.000% due 07/01/2026 ^(b)	280	149
5.000% due 07/01/2032 ^(b)	810	431
5.000% due 07/01/2046 ^(b)	3,415	1,818
5.500% due 07/01/2021 ^(b)	2,195	1,169
5.500% due 07/01/2022 ^(b)	25	13
5.500% due 07/01/2023 ^(b)	170	91
5.500% due 07/01/2024 ^(b)	2,670	1,422
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	13,825	14,101
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	56,273	18,576
0.000% due 07/01/2051 (c)	97,200	23,275
4.750% due 07/01/2053	15,006	17,085
5.000% due 07/01/2058	8,946	10,334
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,550	1,741
4.784% due 07/01/2058	33,924	38,720

		324,812

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	2,067
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,000	4,509
5.000% due 06/01/2050	2,500	2,789

		9,365

SOUTH CAROLINA 1.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (e)	7,650	9,088
5.000% due 12/01/2046	4,000	5,111
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	222
5.784% due 12/01/2041	11,114	15,239
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,810
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	224

		35,694

TENNESSEE 1.6%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	2,105
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	1,380
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	862
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	1,074
Public Building Authority of Blount County Tennessee Revenue Bonds, Series 2005 0.020% due 06/01/2034	19,000	19,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 0.020% due 06/01/2042	7,115	7,115
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	9,750	10,415
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,779
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,630	1,731
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	4,000	4,529

		49,990

TEXAS 4.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	5,560	5,614
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	3,141
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	544

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

9.000% due 03/01/2039	16,130	18,872
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	3,500	4,137
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 5.750% due 08/15/2041	1,000	1,007
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,506
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,656
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/01/2027	1,750	2,091
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	2,144
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.250% due 07/01/2036	400	333
5.750% due 07/01/2051	1,000	794
7.000% due 07/01/2051	1,450	1,335
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	95	92
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	574
4.000% due 08/15/2035 (e)	1,300	1,492
4.000% due 08/15/2036 (e)	1,100	1,260
4.000% due 08/15/2037 (e)	1,500	1,715
4.000% due 08/15/2040 (e)	4,600	5,236
5.000% due 01/01/2042	500	541
5.000% due 01/01/2047	1,500	1,621
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	453
5.000% due 12/01/2054	250	277
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,258
5.000% due 01/01/2048	4,000	4,790
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,777
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,100	3,205
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,588
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,011
5.500% due 01/01/2032	500	507
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	105
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,758
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,412
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, Series 2021
5.000% due 12/15/2031	1,500	2,001
5.000% due 12/15/2032	6,125	8,282
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2028	2,500	3,193
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.530% due 12/15/2026 ~	5,530	5,531
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 4.000% due 12/31/2037	3,000	3,532
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,148	3,178
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,627
University of North Texas System Revenue Bonds, Series 2017 5.000% due 04/15/2038	5,000	6,066
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,009
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,752

		136,017

UTAH 0.3%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	7,700	8,122

VIRGINIA 0.6%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,383	2,530
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	528	432
6.050% due 03/01/2054 ^(b)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,479
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2052	7,440	8,932

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 12/31/2056	2,000	2,400
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,064

		17,954

WASHINGTON 1.7%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	7,428
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	3,114
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2050	1,200	1,374
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	5,000	5,616
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	9,500	11,126
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,426
5.000% due 10/01/2032 (e)	3,000	3,784
5.000% due 10/01/2033 (e)	3,500	4,404
Washington State Housing Finance Commission Revenue Bonds, Series 2016 0.030% due 12/01/2046	3,100	3,100
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	1,310
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	6,992	8,163

		53,845

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	13,113
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	3,178
4.875% due 06/01/2049	12,500	13,007
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,610	2,960
West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	1,000	1,047

		33,305

WISCONSIN 3.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050	1,750	1,149
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	827
6.000% due 06/01/2037	2,000	2,041
6.750% due 08/01/2031	17,500	20,461
7.000% due 11/01/2046	3,500	3,744
7.000% due 01/01/2050	4,750	4,750
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,284
6.375% due 01/01/2048	8,930	7,454
7.000% due 07/01/2048	5,000	5,525
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	5,572
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,340	1,929
0.000% due 01/01/2060 (c)	13,000	1,150
5.000% due 01/01/2055	3,500	4,024
5.250% due 03/01/2045	3,325	3,859
5.250% due 03/01/2055	1,000	1,148
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
5.625% due 06/01/2050	6,500	6,464
6.500% due 09/01/2036 (a)	7,000	7,006
6.500% due 06/01/2045	1,400	1,364
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,338
Public Finance Authority, Wisconsin Revenue Notes, Series 2017
5.625% due 08/01/2024	3,000	3,149
6.250% due 08/01/2027	7,000	8,021
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	25,000	11,458
0.000% due 12/15/2055 (c)	14,520	4,321

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	3,457

		116,495

Total Municipal Bonds & Notes (Cost $2,681,166)		2,916,646

SHORT-TERM INSTRUMENTS 0.6%
MUNICIPAL BONDS & NOTES 0.6%
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2020 7.500% due 07/27/2021	5,000	5,001
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	15,000	15,090

Total Municipal Bonds & Notes (Cost $20,086)		20,091

Total Short-Term Instruments (Cost $20,086)		20,091

Total Investments in Securities (Cost $2,755,657)		2,991,204

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	25,288,272	249,368

Total Short-Term Instruments (Cost $249,124)		249,368

Total Investments in Affiliates (Cost $249,124)		249,368

Total Investments 102.0% (Cost $3,004,781)		$3,240,572
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)		(45)
Other Assets and Liabilities, net (2.0)%		(62,036)

Net Assets 100.0%		$3,178,491

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2021	69	$(11,092)	$(275)	$0	$(45)

Total Futures Contracts	$(275)	$0	$(45)

Cash of $1,521 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,321	$6,394	$18,715
Industrials	0	30,008	0	30,008
Utilities	0	5,744	0	5,744
Municipal Bonds & Notes
Alabama	0	64,359	0	64,359
Alaska	0	58	0	58
Arizona	0	55,912	0	55,912
Arkansas	0	9,525	0	9,525
California	0	258,136	0	258,136
Colorado	0	43,351	0	43,351
Connecticut	0	20,746	0	20,746
Delaware	0	14,065	0	14,065
District of Columbia	0	1,129	0	1,129
Florida	0	115,893	0	115,893
Georgia	0	82,203	0	82,203
Guam	0	1,722	0	1,722
Illinois	0	357,837	0	357,837
Indiana	0	42,168	0	42,168
Iowa	0	40,775	0	40,775
Kansas	0	4,216	0	4,216
Kentucky	0	33,776	0	33,776
Louisiana	0	29,872	0	29,872
Maine	0	11,635	0	11,635
Maryland	0	16,867	0	16,867
Massachusetts	0	4,307	0	4,307
Michigan	0	78,269	0	78,269
Minnesota	0	9,971	0	9,971
Missouri	0	13,061	0	13,061
Montana	0	1,756	0	1,756
Nebraska	0	5,287	0	5,287
Nevada	0	30,362	0	30,362
New Hampshire	0	12,471	0	12,471

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New Jersey	0	139,832	0	139,832
New Mexico	0	5,817	0	5,817
New York	0	324,081	0	324,081
North Carolina	0	9,000	0	9,000
North Dakota	0	8,021	0	8,021
Ohio	0	143,168	0	143,168
Oklahoma	0	5,220	0	5,220
Oregon	0	27,651	0	27,651
Pennsylvania	0	108,528	0	108,528
Puerto Rico	0	324,812	0	324,812
Rhode Island	0	9,365	0	9,365
South Carolina	0	35,694	0	35,694
Tennessee	0	49,990	0	49,990
Texas	0	136,017	0	136,017
Utah	0	8,122	0	8,122
Virginia	0	17,954	0	17,954
Washington	0	53,845	0	53,845
West Virginia	0	33,305	0	33,305
Wisconsin	0	116,495	0	11,6495
Short-Term Instruments
Municipal Bonds & Notes	0	20,091	0	20,091

	$0	$2,984,810	$6,394	$2,991,204
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249,368	$0	$0	$249,368

Total Investments	$249,368	$2,984,810	$6,394	$3,240,572

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(45)	$0	$(45)

Total Financial Derivative Instruments	$0	$(45)	$0	$(45)

Totals	$249,368	$2,984,765	$6,394	$3,240,527

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$300	$313
CDRH Parent, Inc. 9.000% (LIBOR03M + 8.000%) due 07/01/2022 ~		2,154	114
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		992	993
Diamond (BC) BV 3.147% - 3.186% (LIBOR03M + 3.000%) due 09/06/2024 ~		985	981
Heartland Dental LLC 3.604% (LIBOR03M + 3.500%) due 04/30/2025 ~		744	737
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		249	250
Nouryon Finance BV 2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~		954	948
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~		588	588
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		746	726
Welbilt, Inc. 2.604% (LIBOR03M + 2.500%) due 10/23/2025 ~		750	745

Total Loan Participations and Assignments (Cost $8,182)			6,395

CORPORATE BONDS & NOTES 87.2%
BANKING & FINANCE 9.9%
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027		1,250	1,315
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	750	884
4.625% due 06/01/2028		$200	201
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,250	1,224
8.000% due 01/22/2030 •		750	817
10.500% due 07/23/2029		1,000	1,341
BroadStreet Partners, Inc. 5.875% due 04/15/2029		$875	895
CTR Partnership LP 3.875% due 06/30/2028		400	409
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	1,000	1,180
0.157% due 12/01/2024 •		1,500	1,734
2.900% due 02/16/2028		$500	498
3.375% due 11/13/2025		500	519
3.625% due 06/17/2031		500	510
4.000% due 11/13/2030		1,000	1,049
4.063% due 11/01/2024		500	532
4.125% due 08/17/2027		500	531
4.271% due 01/09/2027		1,000	1,073
5.125% due 06/16/2025		500	551
5.584% due 03/18/2024		1,000	1,096
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		750	782
Freedom Mortgage Corp. 6.625% due 01/15/2027 (a)		600	605
Getty Images, Inc. 9.750% due 03/01/2027		1,000	1,076
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,031
HAT Holdings LLC 3.375% due 06/15/2026		1,240	1,251
Howard Hughes Corp.
4.125% due 02/01/2029		500	502
4.375% due 02/01/2031		1,000	998
5.375% due 08/01/2028		375	399
HUB International Ltd. 7.000% due 05/01/2026		1,000	1,040
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	1,000	1,303
7.700% due 09/17/2025 •(g)(h)		$1,000	1,148
Intrum AB
3.000% due 09/15/2027	EUR	250	294

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 07/15/2026		500	606
4.875% due 08/15/2025		1,000	1,248
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		$600	601
LeasePlan Corp. NV 7.375% due 05/29/2024 •(g)(h)	EUR	1,000	1,330
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		$2,000	2,280
MGM Growth Properties Operating Partnership LP 4.500% due 01/15/2028		1,000	1,060
Midcap Financial Issuer Trust
5.625% due 01/15/2030		700	704
6.500% due 05/01/2028		650	681
MPT Operating Partnership LP 3.500% due 03/15/2031		500	506
NFP Corp. 6.875% due 08/15/2028		750	792
OneMain Finance Corp.
4.000% due 09/15/2030		500	496
5.375% due 11/15/2029		750	817
7.125% due 03/15/2026		500	583
Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	518
5.875% due 10/01/2028		500	534
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	477
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		$1,000	1,056
Quicken Loans LLC 3.625% due 03/01/2029		1,000	990
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	1,003
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)		1,200	1,199
UniCredit SpA
3.875% due 06/03/2027 •(g)(h)	EUR	750	853
5.459% due 06/30/2035 •		$1,000	1,092
United Wholesale Mortgage LLC 5.500% due 11/15/2025		375	389
USI, Inc. 6.875% due 05/01/2025		1,500	1,523
VICI Properties LP 4.125% due 08/15/2030		1,000	1,030

			49,156

INDUSTRIALS 72.4%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^«(c)		1,500	4
Academy Ltd. 6.000% due 11/15/2027		500	536
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	611
4.875% due 08/15/2026		$1,000	1,030
ADT Security Corp. 4.875% due 07/15/2032		500	529
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,000	1,056
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	778
Albertsons Cos., Inc.
3.500% due 03/15/2029		1,000	990
5.875% due 02/15/2028		750	809
Altice Financing S.A.
3.000% due 01/15/2028	EUR	1,000	1,131
7.500% due 05/15/2026		$500	521
Altice France Holding S.A.
4.000% due 02/15/2028 (j)	EUR	1,500	1,713
6.000% due 02/15/2028		$1,000	997
8.000% due 05/15/2027	EUR	500	641
10.500% due 05/15/2027		$500	556
Altice France S.A.
4.000% due 07/15/2029	EUR	500	590
5.500% due 01/15/2028		$500	519
8.125% due 02/01/2027		1,350	1,473
Ambience Merger Sub, Inc. 7.125% due 07/15/2029 (a)		900	911
American Airlines Pass-Through Trust 3.375% due 11/01/2028		526	524
American Airlines, Inc.
5.500% due 04/20/2026		500	530
5.750% due 04/20/2029		500	541
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,000	1,026
Antero Resources Corp. 5.375% due 03/01/2030		50	51

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Apache Corp.
4.375% due 10/15/2028		500	533
4.625% due 11/15/2025		250	271
4.875% due 11/15/2027		1,000	1,084
Aramark Services, Inc. 5.000% due 04/01/2025		1,000	1,028
Arches Buyer, Inc. 6.125% due 12/01/2028		1,250	1,290
Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	500	593
3.250% due 09/01/2028		$250	250
4.000% due 09/01/2029		250	248
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		500	517
5.250% due 08/15/2027		1,000	1,021
Ascend Learning LLC 6.875% due 08/01/2025		2,000	2,036
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		400	401
7.000% due 11/01/2026		500	525
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,205
Associated Materials LLC 9.000% due 09/01/2025		$868	922
Atlantia SpA
1.625% due 02/03/2025	EUR	500	609
1.875% due 07/13/2027		1,000	1,231
Audacy Capital Corp. 6.750% due 03/31/2029		$1,000	1,040
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	626
4.625% due 07/15/2028		$250	264
Axalta Coating Systems LLC 3.375% due 02/15/2029		500	490
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	1,014
4.000% due 10/15/2030		1,000	969
Ball Corp. 2.875% due 08/15/2030		1,000	983
Banijay Group S.A.S. 6.500% due 03/01/2026	EUR	1,000	1,227
Bausch Health Cos., Inc.
5.250% due 01/30/2030		$750	698
5.250% due 02/15/2031		1,000	936
5.500% due 11/01/2025		1,000	1,027
7.250% due 05/30/2029		1,000	1,025
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,125	1,154
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		750	770
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,750	2,428
Bellis Finco PLC 4.000% due 02/16/2027		500	693
Black Knight InfoServ LLC 3.625% due 09/01/2028		$250	249
Bloomin' Brands, Inc. 5.125% due 04/15/2029		500	514
Bombardier, Inc.
7.125% due 06/15/2026		500	524
7.500% due 12/01/2024		1,000	1,046
7.500% due 03/15/2025		1,000	1,031
7.875% due 04/15/2027		500	519
Booz Allen Hamilton, Inc. 4.000% due 07/01/2029		400	410
Boparan Finance PLC 7.625% due 11/30/2025	GBP	750	948
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	500	630
7.125% due 10/02/2025		$250	268
9.125% due 03/01/2026		250	265
Boyd Gaming Corp. 4.750% due 06/15/2031		550	571
Brand Industrial Services, Inc. 8.500% due 07/15/2025		500	510
Buckeye Partners LP
4.125% due 03/01/2025		375	390
4.500% due 03/01/2028		250	257
Builders FirstSource, Inc. 5.000% due 03/01/2030		500	526
CAB SELAS 3.375% due 02/01/2028	EUR	250	296
Cable One, Inc. 4.000% due 11/15/2030		$375	377
Cablevision Lightpath LLC
3.875% due 09/15/2027		500	496

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

5.625% due 09/15/2028		750	765
Caesars Entertainment, Inc.
6.250% due 07/01/2025		250	265
8.125% due 07/01/2027		1,000	1,113
Caesars Resort Collection LLC 5.250% due 10/15/2025		1,000	1,014
Callon Petroleum Co. 6.375% due 07/01/2026		1,000	959
Camelot Finance S.A. 4.500% due 11/01/2026		1,000	1,050
Carnival Corp.
5.750% due 03/01/2027		1,000	1,049
7.625% due 03/01/2026		750	816
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	977
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028		2,500	2,978
CCO Holdings LLC
4.500% due 08/15/2030		$1,500	1,564
4.500% due 05/01/2032		1,500	1,560
4.500% due 06/01/2033		1,000	1,025
5.125% due 05/01/2027		250	263
5.750% due 02/15/2026		1,494	1,548
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	268
Centene Corp.
2.500% due 03/01/2031		500	494
3.375% due 02/15/2030		250	262
4.625% due 12/15/2029		1,000	1,101
Centennial Resource Production LLC 5.375% due 01/15/2026		1,000	983
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	2,500	3,013
CF Industries, Inc. 5.150% due 03/15/2034		$1,500	1,821
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		500	508
4.000% due 03/15/2031		750	781
Cheniere Energy Partners LP
4.000% due 03/01/2031		500	523
4.500% due 10/01/2029		1,000	1,076
5.625% due 10/01/2026		500	520
Cheniere Energy, Inc. 4.625% due 10/15/2028		625	660
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028	EUR	1,000	1,235
Chesapeake Energy Corp. 5.500% due 02/01/2026		$500	529
Chobani LLC
4.625% due 11/15/2028		250	260
7.500% due 04/15/2025		1,000	1,042
Cirsa Finance International SARL
4.750% due 05/22/2025	EUR	500	597
6.250% due 12/20/2023		500	603
Clarios Global LP
4.375% due 05/15/2026		1,500	1,845
8.500% due 05/15/2027		$500	546
Clarivate Science Holdings Corp.
3.875% due 06/30/2028		500	505
4.875% due 06/30/2029		600	617
Colgate Energy Partners LLC 5.875% due 07/01/2029		425	441
CommScope Technologies LLC 6.000% due 06/15/2025		750	767
CommScope, Inc.
6.000% due 03/01/2026		500	528
7.125% due 07/01/2028		1,000	1,085
8.250% due 03/01/2027		575	615
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	1,005
5.625% due 03/15/2027		750	802
6.000% due 01/15/2029		125	134
6.125% due 04/01/2030		500	508
6.875% due 04/01/2028		750	743
6.875% due 04/15/2029		1,250	1,312
8.000% due 03/15/2026		500	539
Comstock Resources, Inc.
5.875% due 01/15/2030		400	409
6.750% due 03/01/2029		500	533
7.500% due 05/15/2025		172	179
Consolidated Communications, Inc. 5.000% due 10/01/2028		500	508
Continental Resources, Inc. 4.375% due 01/15/2028		500	555
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,000	1,024

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Core & Main LP 6.125% due 08/15/2025		2,500	2,559
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		750	806
Coty, Inc.
4.000% due 04/15/2023	EUR	1,000	1,179
4.750% due 04/15/2026		500	580
5.000% due 04/15/2026		$500	508
6.500% due 04/15/2026		1,000	1,015
Crocs, Inc. 4.250% due 03/15/2029		500	511
CSC Holdings LLC
5.750% due 01/15/2030		1,000	1,040
5.875% due 09/15/2022		500	526
6.500% due 02/01/2029		1,000	1,109
DaVita, Inc.
3.750% due 02/15/2031		1,000	961
4.625% due 06/01/2030		1,000	1,029
DCP Midstream Operating LP
5.375% due 07/15/2025		500	557
5.625% due 07/15/2027		500	570
Dell, Inc. 7.100% due 04/15/2028		1,000	1,290
Deluxe Corp. 8.000% due 06/01/2029		625	680
Devon Energy Corp.
5.250% due 10/15/2027		325	350
5.875% due 06/15/2028		325	362
Diamond Asset Co. (9.000% Cash and 4.000% PIK) 13.000% due 04/22/2027 (b)		21	21
Diamond BC BV 5.625% due 08/15/2025	EUR	1,000	1,209
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «		$11	11
Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	811
6.625% due 08/15/2027		500	246
DISH DBS Corp.
5.875% due 07/15/2022		500	522
5.875% due 11/15/2024		500	538
DKT Finance ApS 7.000% due 06/17/2023	EUR	1,000	1,208
DT Midstream, Inc.
4.125% due 06/15/2029		$1,000	1,017
4.375% due 06/15/2031		1,000	1,023
Dun & Bradstreet Corp.
6.875% due 08/15/2026		599	637
10.250% due 02/15/2027		1,050	1,163
Edgewell Personal Care Co. 5.500% due 06/01/2028		500	531
Elastic NV 4.125% due 07/15/2029 (a)		1,000	1,000
Element Solutions, Inc. 3.875% due 09/01/2028		500	511
Endo Dac
6.000% due 06/30/2028		982	663
9.500% due 07/31/2027		706	721
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		1,000	981
Endure Digital, Inc. 6.000% due 02/15/2029		1,000	991
Energizer Holdings, Inc.
4.375% due 03/31/2029		500	501
4.750% due 06/15/2028		1,000	1,027
EnLink Midstream LLC 5.625% due 01/15/2028		500	530
Envision Healthcare Corp. 8.750% due 10/15/2026		250	176
EQM Midstream Partners LP
4.000% due 08/01/2024		1,000	1,029
4.750% due 01/15/2031		500	516
EQT Corp.
3.125% due 05/15/2026		425	436
7.625% due 02/01/2025		250	292
F-Brasile SpA 7.375% due 08/15/2026		1,000	1,034
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		500	509
7.875% due 07/15/2026		1,500	1,565
Foundation Building Materials, Inc. 6.000% due 03/01/2029		1,250	1,239
Freeport-McMoRan, Inc.
4.125% due 03/01/2028		500	523
5.400% due 11/14/2034		1,250	1,511
Frontier Communications Holdings LLC
5.000% due 05/01/2028		250	259

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

5.875% due 10/15/2027		375	402
6.750% due 05/01/2029		250	266
Full House Resorts, Inc. 8.250% due 02/15/2028		750	820
Gap, Inc.
8.625% due 05/15/2025		500	549
8.875% due 05/15/2027		750	870
Garda World Security Corp. 6.000% due 06/01/2029		800	795
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,000	1,030
GFL Environmental, Inc. 5.125% due 12/15/2026		1,000	1,061
Global Marine, Inc. 7.000% due 06/01/2028		1,000	725
Global Medical Response, Inc. 6.500% due 10/01/2025		1,000	1,031
Golden Nugget, Inc. 6.750% due 10/15/2024		500	506
Graham Packaging Co., Inc. 7.125% due 08/15/2028		1,000	1,080
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029		350	362
Grifols S.A. 2.250% due 11/15/2027	EUR	1,000	1,209
H-Food Holdings LLC 8.500% due 06/01/2026		$2,500	2,614
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,250	1,307
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		500	537
HCA, Inc.
3.500% due 09/01/2030		750	799
5.375% due 02/01/2025		1,250	1,412
Herens Holdco SARL 4.750% due 05/15/2028		500	498
Herens Midco SARL 5.250% due 05/15/2029	EUR	1,000	1,163
High Ridge 8.875% due 03/15/2025 «		$1,750	24
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		1,000	989
3.750% due 05/01/2029		375	379
4.000% due 05/01/2031		375	379
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		600	599
5.000% due 06/01/2029		625	640
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	1,032
6.375% due 05/01/2026		250	267
8.375% due 05/01/2027		1,000	1,073
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		250	256
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	547
Imola Merger Corp. 4.750% due 05/15/2029		500	515
Indigo Merger Sub, Inc. 2.875% due 07/15/2026 (a)		400	407
Indigo Natural Resources LLC 5.375% due 02/01/2029		500	523
INEOS Quattro Finance 1 PLC 3.750% due 07/15/2026	EUR	250	306
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026		375	450
Ingevity Corp. 3.875% due 11/01/2028		$750	745
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,000	1,084
Installed Building Products, Inc. 5.750% due 02/01/2028		1,000	1,056
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)		500	287
8.500% due 10/15/2024 ^(c)		500	297
9.750% due 07/15/2025 ^(c)		1,000	584
International Game Technology PLC
3.500% due 07/15/2024	EUR	500	623
4.125% due 04/15/2026		$1,000	1,043
IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,500	1,793
2.875% due 06/15/2028		500	612
5.000% due 10/15/2026		$1,000	1,038
IRB Holding Corp.
6.750% due 02/15/2026		1,500	1,555
7.000% due 06/15/2025		500	541

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		250	255
Jaguar Holding Co.
4.625% due 06/15/2025		500	526
5.000% due 06/15/2028		500	543
JELD-WEN, Inc. 4.875% due 12/15/2027		1,000	1,041
Kraft Heinz Foods Co.
4.375% due 06/01/2046		500	568
4.875% due 10/01/2049		250	304
5.000% due 07/15/2035		1,000	1,230
5.000% due 06/04/2042		1,500	1,835
5.200% due 07/15/2045		1,250	1,555
5.500% due 06/01/2050		250	325
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		1,250	1,255
L Brands, Inc.
6.875% due 11/01/2035		1,000	1,267
9.375% due 07/01/2025		250	324
LABL Escrow Issuer LLC
6.750% due 07/15/2026		1,000	1,069
10.500% due 07/15/2027		500	552
Laboratoire Eimer Selas 5.000% due 02/01/2029	EUR	500	606
Lamb Weston Holdings, Inc. 4.875% due 11/01/2026		$1,125	1,164
LBM Acquisition LLC 6.250% due 01/15/2029		1,000	1,009
Legacy LifePoint Health LLC 4.375% due 02/15/2027		250	253
Level 3 Financing, Inc. 3.750% due 07/15/2029		1,000	974
LifePoint Health, Inc. 5.375% due 01/15/2029		1,250	1,221
LogMeIn, Inc. 5.500% due 09/01/2027		375	389
Loxam S.A.S. 3.750% due 07/15/2026	EUR	1,000	1,216
Madison IAQ LLC 5.875% due 06/30/2029		$1,000	1,019
Manitowoc Co., Inc. 9.000% due 04/01/2026		1,000	1,089
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		450	457
Mattel, Inc.
3.750% due 04/01/2029		500	521
6.750% due 12/31/2025		192	202
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	500	593
5.500% due 04/15/2024		$500	506
7.250% due 04/15/2025 (j)		1,000	982
MEG Energy Corp.
5.875% due 02/01/2029		500	522
7.125% due 02/01/2027		750	801
Merlin Entertainments Ltd. 5.750% due 06/15/2026		1,750	1,836
MGM Resorts International
5.750% due 06/15/2025		657	725
6.000% due 03/15/2023		500	536
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	501
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		1,000	1,006
MSCI, Inc. 4.000% due 11/15/2029		1,000	1,058
Nabors Industries, Inc. 9.000% due 02/01/2025		375	395
NCL Corp. Ltd. 5.875% due 03/15/2026		750	787
NESCO Holdings, Inc. 5.500% due 04/15/2029		250	261
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,000	1,413
4.875% due 04/15/2028		$500	582
5.875% due 11/15/2028		1,000	1,229
6.375% due 05/15/2029		500	639
Newell Brands, Inc. 4.875% due 06/01/2025		500	555
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		1,000	1,061
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	1,250	1,492
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,500	1,777
Nielsen Finance LLC
4.500% due 07/15/2029		$1,100	1,104

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

5.625% due 10/01/2028		250	264
5.875% due 10/01/2030		250	273
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		146	161
Norican A/S 4.500% due 05/15/2023	EUR	500	587
Nouryon Holding BV
6.500% due 10/01/2026		500	621
8.000% due 10/01/2026		$1,000	1,061
Novelis Corp.
4.750% due 01/30/2030		500	526
5.875% due 09/30/2026		1,000	1,042
Novelis Sheet Ingot GmbH 3.375% due 04/15/2029	EUR	500	609
NuStar Logistics LP
5.750% due 10/01/2025		$250	273
6.375% due 10/01/2030		250	277
Occidental Petroleum Corp.
1.606% (US0003M + 1.450%) due 08/15/2022 ~		2,000	1,991
2.900% due 08/15/2024		500	512
4.400% due 08/15/2049		250	240
4.625% due 06/15/2045		900	881
5.550% due 03/15/2026		500	554
5.875% due 09/01/2025		250	278
6.200% due 03/15/2040		500	566
6.450% due 09/15/2036		500	598
6.600% due 03/15/2046		500	595
6.625% due 09/01/2030		500	601
8.875% due 07/15/2030		375	502
ON Semiconductor Corp. 3.875% due 09/01/2028		500	516
Organon Finance 1 LLC
2.875% due 04/30/2028	EUR	500	602
4.125% due 04/30/2028		$500	511
5.125% due 04/30/2031		1,000	1,031
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		2,400	2,626
7.375% due 06/01/2025		300	323
Owens & Minor, Inc. 4.500% due 03/31/2029		500	514
Pactiv LLC 7.950% due 12/15/2025		1,000	1,127
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		310	317
Park River Holdings, Inc. 5.625% due 02/01/2029		1,000	974
PDC Energy, Inc. 5.750% due 05/15/2026		500	523
Performance Food Group, Inc.
5.500% due 06/01/2024		125	126
5.500% due 10/15/2027		125	132
PetSmart, Inc.
4.750% due 02/15/2028		1,000	1,040
7.750% due 02/15/2029		1,000	1,104
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		203	215
PM General Purchaser LLC 9.500% due 10/01/2028		500	528
Post Holdings, Inc.
4.500% due 09/15/2031		1,500	1,499
4.625% due 04/15/2030		500	509
5.625% due 01/15/2028		1,000	1,063
Prestige Brands, Inc. 3.750% due 04/01/2031		1,000	966
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		500	542
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,073
6.250% due 01/15/2028		500	533
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,132
Qorvo, Inc. 3.375% due 04/01/2031		$1,000	1,045
Quatrim SASU 5.875% due 01/15/2024	EUR	500	617
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (j)		$1,000	1,026
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	1,038
6.500% due 09/15/2028		1,000	1,052
Radiology Partners, Inc. 9.250% due 02/01/2028		500	554
Rakuten Group, Inc.
5.125% due 04/22/2026 •(g)		250	260
6.250% due 04/22/2031 •(g)		500	542

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029		500	519
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		1,000	1,079
Revlon Consumer Products Corp. 6.250% due 08/01/2024		500	222
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		875	870
Rite Aid Corp.
7.500% due 07/01/2025		500	507
8.000% due 11/15/2026		200	203
Rockies Express Pipeline LLC 4.800% due 05/15/2030		750	751
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	585
4.625% due 02/16/2026		250	324
5.750% due 10/15/2027		$250	276
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028		500	524
RP Escrow Issuer LLC 5.250% due 12/15/2025		250	262
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	500	596
5.500% due 02/15/2026		750	909
7.250% due 11/15/2029		$750	848
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		500	501
6.625% due 05/01/2029		500	502
Scripps Escrow, Inc. 5.375% due 01/15/2031		1,000	998
Sensata Technologies BV 4.000% due 04/15/2029		1,000	1,016
Sensata Technologies, Inc. 3.750% due 02/15/2031		1,000	990
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,155
7.875% due 05/15/2026		$1,200	1,232
Simmons Foods, Inc. 4.625% due 03/01/2029		500	505
Sirius XM Radio, Inc. 4.125% due 07/01/2030		1,000	1,011
SM Energy Co.
6.625% due 01/15/2027		250	257
6.750% due 09/15/2026		250	255
Sofima Holding SpA 3.750% due 01/15/2028	EUR	500	597
Southwestern Energy Co. 7.500% due 04/01/2026		$500	530
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		375	378
Square, Inc.
2.750% due 06/01/2026		250	255
3.500% due 06/01/2031		425	429
SRS Distribution, Inc.
4.625% due 07/01/2028		500	512
6.125% due 07/01/2029		100	103
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	959
5.000% due 02/15/2027		1,000	1,037
Staples, Inc.
7.500% due 04/15/2026		1,000	1,037
10.750% due 04/15/2027		750	765
Studio City Finance Ltd. 5.000% due 01/15/2029		200	202
Suburban Propane Partners LP 5.000% due 06/01/2031		400	410
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	901	1,161
Summer BC Holdco B SARL 5.750% due 10/31/2026		250	311
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$1,000	1,101
Syneos Health, Inc. 3.625% due 01/15/2029		500	496
Synthomer PLC 3.875% due 07/01/2025	EUR	500	620
T-Mobile USA, Inc.
2.250% due 02/15/2026		$250	252
2.625% due 02/15/2029		625	618
2.875% due 02/15/2031		750	745
3.500% due 04/15/2031		1,000	1,036
4.750% due 02/01/2028		1,000	1,073
Team Health Holdings, Inc. 6.375% due 02/01/2025		2,000	1,906
Techem Verwaltungsgesellschaft mbH 2.000% due 07/15/2025	EUR	500	588

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

TEGNA, Inc.
5.000% due 09/15/2029		$1,000	1,049
5.500% due 09/15/2024		420	428
Teleflex, Inc. 4.250% due 06/01/2028		1,000	1,044
Tempo Acquisition LLC 6.750% due 06/01/2025		1,500	1,525
Tenet Healthcare Corp.
6.125% due 10/01/2028		1,000	1,068
6.750% due 06/15/2023		1,000	1,092
6.875% due 11/15/2031		1,000	1,140
Terminix Co. LLC 7.450% due 08/15/2027		1,000	1,175
TK Elevator U.S., Newco, Inc. 5.250% due 07/15/2027		500	528
TransDigm, Inc.
4.625% due 01/15/2029		500	502
5.500% due 11/15/2027		2,000	2,087
Transocean Guardian Ltd. 5.875% due 01/15/2024		544	530
Transocean, Inc.
7.250% due 11/01/2025		1,000	874
7.500% due 04/15/2031		1,000	739
Travel + Leisure Co. 6.625% due 07/31/2026		750	852
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,000	1,049
TriMas Corp. 4.125% due 04/15/2029		500	507
TriNet Group, Inc. 3.500% due 03/01/2029		750	741
TripAdvisor, Inc. 7.000% due 07/15/2025		250	270
Triton Water Holdings, Inc. 6.250% due 04/01/2029		250	251
Triumph Group, Inc.
7.750% due 08/15/2025		500	515
8.875% due 06/01/2024		315	351
Twilio, Inc.
3.625% due 03/15/2029		375	383
3.875% due 03/15/2031		250	257
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		750	778
U.S. Foods, Inc.
4.750% due 02/15/2029		1,000	1,021
6.250% due 04/15/2025		375	398
U.S. Renal Care, Inc. 10.625% due 07/15/2027		1,500	1,579
Uber Technologies, Inc. 7.500% due 05/15/2025		750	810
United Airlines, Inc.
4.375% due 04/15/2026		500	518
4.625% due 04/15/2029		500	518
Univision Communications, Inc.
4.500% due 05/01/2029		100	101
5.125% due 02/15/2025		1,500	1,535
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		99	103
Verisure Holding AB 3.250% due 02/15/2027	EUR	500	594
Verisure Midholding AB 5.250% due 02/15/2029		500	611
Veritas U.S., Inc. 7.500% due 09/01/2025		$750	783
Vertical Holdco GmbH 7.625% due 07/15/2028		500	544
Victoria's Secret & Co. 4.625% due 07/15/2029 (a)		700	700
Victors Merger Corp. 6.375% due 05/15/2029		300	303
Viking Cruises Ltd.
5.875% due 09/15/2027		1,000	989
7.000% due 02/15/2029		500	522
13.000% due 05/15/2025		250	295
Vine Energy Holdings LLC 6.750% due 04/15/2029		1,000	1,054
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	2,000	2,375
5.000% due 07/15/2030		$1,000	1,012
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,000	1,009
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	1,000	1,192
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	507

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Waste Pro USA, Inc. 5.500% due 02/15/2026		1,000	1,036
WESCO Distribution, Inc.
7.125% due 06/15/2025		500	541
7.250% due 06/15/2028		750	836
Western Midstream Operating LP 6.500% due 02/01/2050		1,250	1,451
Wheel Pros, Inc. 6.500% due 05/15/2029		500	507
White Cap Buyer LLC 6.875% due 10/15/2028		1,750	1,875
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		750	779
Williams Scotsman International, Inc. 4.625% due 08/15/2028		250	259
WMG Acquisition Corp.
3.000% due 02/15/2031		1,000	950
3.875% due 07/15/2030		500	506
WW International, Inc. 4.500% due 04/15/2029		1,000	1,009
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		500	521
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	1,077
Wynn Resorts Finance LLC 7.750% due 04/15/2025		100	108
XPO Logistics, Inc. 6.250% due 05/01/2025		1,000	1,065
Yum! Brands, Inc.
3.625% due 03/15/2031		500	498
4.625% due 01/31/2032		1,000	1,053
6.875% due 11/15/2037		1,000	1,245
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	249
6.125% due 03/01/2028		1,000	1,023
Ziggo Bond Co. BV
3.375% due 02/28/2030	EUR	500	586
6.000% due 01/15/2027		$1,500	1,573
Ziggo BV
4.875% due 01/15/2030		500	513
5.500% due 01/15/2027		797	830

			359,405

UTILITIES 4.9%
Antero Midstream Partners LP 5.375% due 06/15/2029		1,000	1,044
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		50	51
Calpine Corp.
4.500% due 02/15/2028		500	511
5.000% due 02/01/2031		500	498
5.125% due 03/15/2028		750	764
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,500	1,494
CrownRock LP 5.625% due 10/15/2025		1,000	1,038
Endeavor Energy Resources LP
5.500% due 01/30/2026		1,000	1,042
5.750% due 01/30/2028		1,000	1,068
6.625% due 07/15/2025		250	268
Genesis Energy LP 7.750% due 02/01/2028		500	517
Lorca Telecom Bondco S.A. 4.000% due 09/18/2027	EUR	500	605
Lumen Technologies, Inc. 4.500% due 01/15/2029		$1,000	977
NRG Energy, Inc.
3.625% due 02/15/2031		500	492
6.625% due 01/15/2027		500	518
Sprint Capital Corp. 8.750% due 03/15/2032		1,500	2,282
Sprint Corp.
7.625% due 02/15/2025		1,500	1,784
7.875% due 09/15/2023		1,000	1,137
Talen Energy Supply LLC 7.250% due 05/15/2027		750	701
Tallgrass Energy Partners LP
5.500% due 09/15/2024		662	673
6.000% due 12/31/2030		500	521
Targa Resources Partners LP
4.000% due 01/15/2032		500	515
4.875% due 02/01/2031		500	542
5.875% due 04/15/2026		1,500	1,580
6.875% due 01/15/2029		625	705

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,196
Telecom Italia SpA 5.303% due 05/30/2024	500	549
TerraForm Power Operating LLC 5.000% due 01/31/2028	1,000	1,062

		24,134

Total Corporate Bonds & Notes (Cost $412,563)		432,695

	SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	51,501	136
iHeartMedia, Inc. 'A' (d)	11,879	320
iHeartMedia, Inc. 'B' «(d)	9,227	223

		679

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	0

ENERGY 0.3%
CHC Group LLC (d)	77,756	3
Noble Corp. (d)(i)	52,711	1,303
Valaris Ltd. (d)	7,557	218

		1,524

FINANCIALS 0.5%
Associated Materials Group, Inc. «(d)(i)	331,570	2,348
DB Investors, Inc. «(d)(i)	13	0

		2,348

INDUSTRIALS 0.1%
Diamond Offshore Drilling, Inc. «(d)	7,170	44
Healogics, Inc. «(d)	39,920	599
Noble Corp. (d)	4,576	113

		756

MATERIALS 0.1%
Hexion Holdings Corp. (d)(i)	13,610	252

Total Common Stocks (Cost $7,084)		5,559

WARRANTS 0.0%
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(i)	50	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.8%
INDUSTRIALS 0.8%
Sequa Corp. (15.000% PIK) 15.000% «(b)	3,600	3,856

Total Preferred Securities (Cost $2,400)		3,856

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.019% due 08/10/2021 (e)(f)	$953	953

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $953)		953

Total Investments in Securities (Cost $431,182)		449,458

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	4,663,442	45,986

Total Short-Term Instruments (Cost $45,942)		45,986

Total Investments in Affiliates (Cost $45,942)		45,986

Total Investments 99.8% (Cost $477,124)		$495,444
Financial Derivative Instruments (k)(l) 0.5%(Cost or Premiums, net $2,256)		2,313
Other Assets and Liabilities, net (0.3)%		(1,560)

Net Assets 100.0%		$496,197

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Associated Materials Group, Inc.	08/24/2020	$2,105	$2,348	0.48%
DB Investors, Inc.	06/28/2019	0	0	0.00
DB Investors, Inc. - Exp. 01/18/2024	01/18/2024 - 06/28/2019	0	0	0.00
Hexion Holdings Corp.	01/05/2017	394	252	0.05
Noble Corp.	02/05/2021 - 02/25/2021	685	1,303	0.26

$3,184	$3,903	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.500)%	06/09/2021	TBD(2)	$(897)	$(897)
FBF	(1.350)	05/20/2021	TBD(2)	EUR	(1,465)	(1,734)
JML	(0.100)	05/28/2021	07/08/2021	$(796)	(796)

Total Reverse Repurchase Agreements	$(3,427)

(j)	Securities with an aggregate market value of $3,721 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,461) at a weighted average interest rate of (0.960%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$12,100	$1,070	$175	$1,245	$6	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	12,100	1,186	70	1,256	6	0

Total Swap Agreements	$2,256	$245	$2,501	$12	$0

Cash of $2,319 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	07/2021	$1,704	EUR	1,399	$0	$(45)
HUS	07/2021	EUR	293	$350	3	0
07/2021	GBP	3,180	4,511	112	0
JPM	07/2021	$932	EUR	762	0	(29)
SCX	07/2021	EUR	59,968	$73,359	2,252	0
08/2021	58,101	68,947	8	0

Total Forward Foreign Currency Contracts	$2,375	$(74)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,395	$0	$6,395
Corporate Bonds & Notes
Banking & Finance	0	49,156	0	49,156
Industrials	1,700	357,666	39	359,405
Utilities	0	24,134	0	24,134
Common Stocks
Communication Services	456	0	223	679
Energy	1,524	0	0	1,524
Financials	0	0	2,348	2,348
Industrials	0	113	643	756
Materials	0	252	0	252
Preferred Securities
Industrials	0	0	3,856	3,856
Short-Term Instruments
U.S. Treasury Bills	0	953	0	953

$3,680	$438,669	$7,109	$449,458
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,986	$0	$0	$45,986

Total Investments	$49,666	$438,669	$7,109	$495,444

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	2,375	0	2,375

$0	$2,387	$0	$2,387
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(74)	$0	$(74)

Total Financial Derivative Instruments	$0	$2,313	$0	$2,313

Totals	$49,666	$440,982	$7,109	$497,757

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$135	$0	$(136)	$(2)	$(8)	$11	$0	$0	$0	$0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes
Industrials	28	11	0	0	0	0	0	0	39	0
Common Stocks
Communication Services	151	0	0	0	0	72	0	0	223	73
Energy	2	0	0	0	0	1	0	(3)	0	0
Financials	2,235	0	0	0	0	113	0	0	2,348	113
Industrials	1,014	839	(240)	0	0	447	0	(1,417)	643	44
Preferred Securities
Industrials	5,164	112	0	0	0	(1,420)	0	0	3,856	(1,273)

Totals	$8,729	$962	$(376)	$(2)	$(8)	$(776)	$0	$(1,420)	$7,109	$(1,043)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials		$11	Other Valuation Techniques(2)			-		—		—
		28	Proxy Pricing			Base Price		0.259 - 1.375		1.220
Common Stocks
Communication Services		223	Reference Instrument			Liquidity Discount		10.000		—
Financials		2,348	Comparable Companies			EBITDA		6.400 x		—
Industrials		643	Other Valuation Techniques(2)			-		—		—
Preferred Securities
Industrials		3,856	Comparable Companies			EBITDA		11.400x/9.400x		—

Total		$7,109

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028		$62,761	$65,507
Alphabet Holding Co., Inc. 3.604% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,633	7,632
Altice France S.A. 4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		51,915	51,910
American Builders & Contractors Supply Co., Inc. 2.104% (LIBOR03M + 2.000%) due 01/15/2027 ~		41,069	40,821
Aramark Services, Inc. 1.854% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,893
Avantor, Inc. 3.000% (LIBOR03M + 2.000%) due 11/21/2024 ~		2,236	2,241
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		15,664	15,503
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		32,922	32,876
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «~(m)		20,941	21,145
Axalta Coating Systems U.S. Holdings, Inc. 1.897% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,608	3,589
Banijay Entertainment S.A.S 3.836% (LIBOR03M + 3.750%) due 03/01/2025 ~		3,134	3,130
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		15,443	15,346
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		19,981	19,925
Boeing Co. TBD% - 1.369% (LIBOR03M + 1.250%) due 02/07/2022 ~		23,812	23,816
Britannia Property Owner LLC 5.150% (LIBOR03M + 3.200%) due 10/09/2021 «~(m)		47,500	47,530
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,379	9,171
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		188,982	187,575
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		73,053	73,385
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		3,349	3,341
Carnival Corp.
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	82,566	100,292
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$206,658	211,825
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		36,078	36,101
Cengage Learning, Inc. TBD% due 06/29/2026		88,880	89,074
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		27,599	27,274
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		11,358	11,282
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		30,195	29,999
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR03M + 3.500%) due 08/21/2026 ~		11,594	11,334
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~		31,931	31,831
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		5,634	5,638
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028		44,083	44,138
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025		8,679	8,688
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,857
Diamond (BC) BV 3.147% - 3.186% (LIBOR03M + 3.000%) due 09/06/2024 ~		5,176	5,155
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		70,361	70,440
Elanco Animal Health, Inc. 1.842% (LIBOR03M + 1.750%) due 08/02/2027 ~		18,677	18,435
Emerald TopCo, Inc. 3.604% - 3.686% (LIBOR03M + 3.500%) due 07/24/2026 ~		6,209	6,184
Encina Private Credit LLC TBD% - 4.096% (LIBOR03M + 3.096%) due 11/30/2025 «~µ		235,517	235,517
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		250,142	214,809

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Fidere Gestion De Vivienda 2.500% (EUR003M + 2.500%) due 08/15/2023 «~(m)	EUR	84,368	96,308
Fleet U.S. Bidco, Inc. 3.104% (LIBOR03M + 3.000%) due 10/07/2026 «~		$1,331	1,316
Ford Motor Co. 1.750% due 12/31/2022 «		36,429	36,155
Forest City Enterprises LP 3.604% (LIBOR03M + 3.500%) due 12/08/2025 ~		16,800	16,430
GHH Holdings Ltd. 1.937% (BP0003M + 1.850%) due 12/04/2024 «~(m)	GBP	75,000	99,907
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		$269	267
Gray Television, Inc. 2.592% (LIBOR03M + 2.500%) due 01/02/2026 ~		15,506	15,450
Grey Barn LLC 5.000% (LIBOR03M + 3.000%) due 09/09/2021 «~(m)		95,000	95,053
Grifols Worldwide Operations USA, Inc. 2.088% (LIBOR03M + 2.000%) due 11/15/2027 ~		3,318	3,289
Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~		124,261	123,383
Hotel (PL Property) Ltd. 1.983% (BP0003M + 1.900%) due 02/07/2023 «~(m)	GBP	54,000	73,985
Icon Luxembourg S.a.r.l TBD% due 06/16/2028		$52,356	52,519
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026		2,992	2,971
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	55,584	65,631
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~		$57,826	58,549
8.000% (PRIME + 4.750%) due 11/27/2023 ~		142,744	145,004
8.625% due 01/02/2024 ~		7,520	7,675
8.750% (PRIME + 5.500%) due 01/02/2024 ~		8,166	8,341
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		7,178	7,168
Isla Vista Owner LLC 4.074% (LIBOR03M + 2.674%) due 05/09/2022 «~(m)		53,500	53,488
Jefferies Finance LLC 3.125% (LIBOR03M + 3.000%) due 06/03/2026 ~		6,603	6,582
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 11/15/2021 «~(m)	EUR	39,497	46,803
2.350% (EUR003M + 2.350%) due 11/15/2021 «~(m)		27,158	32,182
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		$8,758	8,662
Lealand Finance Company B.V. 3.096% (LIBOR03M + 3.000%) due 06/30/2024 «~		2,402	1,562
Lealand Finance Company B.V. (1.093% Cash and 3.000% PIK) 4.093% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		5,377	2,471
MH Sub LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		16,507	16,458
Nascar Holdings, Inc. 2.854% (LIBOR03M + 2.750%) due 10/19/2026 ~		4,910	4,894
Nielsen Finance LLC 2.081% (LIBOR03M + 2.000%) due 10/04/2023 ~		18,491	18,493
Nouryon Finance BV 2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~		39,184	38,939
Oasis West 3.350% (LIBOR03M + 3.250%) due 03/08/2022 «~(m)		203,159	201,654
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~		4,885	4,887
Pacific Gas & Electric Co. 2.327% (LIBOR03M + 2.250%) due 01/03/2022 «~		67,850	67,257
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		6,509	6,478
Petco Health & Wellness Co. 4.000% due 03/03/2028 ~		55,825	55,800
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028		11,100	11,121
Pra Health Science, Inc. TBD% due 06/16/2028		13,044	13,085
Prestige Brands, Inc. 2.104% (LIBOR03M + 2.000%) due 01/26/2024 ~		489	490
Project Bull 2.075% (LIBOR03M + 2.000%) due 03/11/2022 «~		50,427	50,812
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		7,202	7,058
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		9,260	9,253
Reynolds Group Holdings, Inc. 2.854% (LIBOR03M + 2.750%) due 02/05/2023 ~		2,087	2,085
SBA Senior Finance LLC 1.860% (LIBOR03M + 1.750%) due 04/11/2025 ~		5,820	5,779
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		46,009	46,392
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)		15,054	14,884

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Serta Simmons Bedding LLC 4.500% (LIBOR03M + 3.500%) due 11/08/2023 ~		4,979	3,460
Sierra Hamilton LLC 15.000% due 09/12/2023 «~		3	3
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	49,521
Sinclair Television Group, Inc. 2.610% (LIBOR03M + 2.500%) due 09/30/2026 ~		$12,158	12,044
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		90,492	95,684
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026		29,306	29,251
SS&C Technologies Holdings Europe S.a.r.l. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		15,873	15,711
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		20,774	20,562
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026		51,130	51,354
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,177	25,975
Tawny Funding S.A. 3.250% (EUR003M + 3.250%) due 03/16/2023 «~(m)	EUR	229,054	217,281
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		$22,832	22,961
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028		60,150	61,009
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~		173,749	173,703
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 «~(d)		11,841	2,546
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		1,437	1,386
Whatabrands LLC 2.832% (LIBOR03M + 2.750%) due 07/31/2026 ~		4,542	4,528
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		27,819	27,948
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		12,837	12,743
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		84,580	83,752
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~		16,254	15,853

Total Loan Participations and Assignments (Cost $4,407,342)			4,376,454

CORPORATE BONDS & NOTES 22.9%
BANKING & FINANCE 9.5%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		262	268
4.125% due 07/03/2023		15,000	15,923
AIB Group PLC 4.263% due 04/10/2025 •		69,645	75,097
Ally Financial, Inc. 8.000% due 11/01/2031		29,127	41,875
Ambac Assurance Corp. 5.100% due 12/31/2099 (k)		197	277
Ambac LSNI LLC 6.000% due 02/12/2023 •		118,774	118,848
American Assets Trust LP 3.375% due 02/01/2031		47,900	49,412
American Homes 4 Rent LP
2.375% due 07/15/2031 (c)		3,000	2,955
3.375% due 07/15/2051 (c)		1,500	1,469
Antares Holdings LP 3.950% due 07/15/2026		5,650	5,886
Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	9,507
Aviation Capital Group LLC 2.875% due 01/20/2022		$2,605	2,632
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		34,664	35,713
3.250% due 02/15/2027		9,076	9,370
5.125% due 10/01/2023		24,190	26,161
5.500% due 01/15/2023		34,244	36,380
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(k)(l)	EUR	5,000	6,418
Banco Bradesco S.A.
2.850% due 01/27/2023		$41,207	42,166
3.200% due 01/27/2025		35,869	36,950
Banco BTG Pactual S.A. 4.500% due 01/10/2025		38,500	40,375
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	166,000	44,629

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Bank of Ireland Group PLC 7.500% due 05/19/2025 •(k)(l)	EUR	5,800	8,141
Barclays Bank PLC 7.625% due 11/21/2022 (l)		$83,357	90,946
Barclays PLC
3.125% due 01/17/2024	GBP	58,700	85,661
3.250% due 02/12/2027		52,900	79,689
3.250% due 01/17/2033		23,935	36,879
3.932% due 05/07/2025 •		$23,542	25,427
4.337% due 01/10/2028		12,400	13,874
4.375% due 01/12/2026		53,400	59,824
4.972% due 05/16/2029 •		54,150	63,462
5.875% due 09/15/2024 •(k)	GBP	10,330	15,361
6.125% due 12/15/2025 •(k)(l)		$95,953	106,447
6.375% due 12/15/2025 •(k)(l)	GBP	8,700	13,493
7.125% due 06/15/2025 •(k)(l)		101,876	161,359
7.250% due 03/15/2023 •(k)(l)		164,410	245,917
7.750% due 09/15/2023 •(k)(l)		$154,842	170,520
7.875% due 03/15/2022 •(k)(l)		11,745	12,265
7.875% due 09/15/2022 •(k)(l)	GBP	178,796	265,709
8.000% due 06/15/2024 •(k)(l)		$80,800	91,961
BGC Partners, Inc.
3.750% due 10/01/2024		14,898	15,740
4.375% due 12/15/2025		11,000	11,921
5.375% due 07/24/2023		7,136	7,729
BNP Paribas S.A. 4.625% due 02/25/2031 •(k)(l)(o)		110,200	114,996
BOC Aviation Ltd. 1.271% (US0003M + 1.125%) due 09/26/2023 ~		10,000	9,994
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,751
Brookfield Finance, Inc. 4.700% due 09/20/2047		22,966	28,126
CBL & Associates LP
5.950% due 12/15/2026 ^(e)		4,763	2,693
CI Financial Corp. 3.200% due 12/17/2030		7,400	7,603
CIT Bank N.A. 2.969% due 09/27/2025 •		13,900	14,586
CIT Group, Inc. 5.000% due 08/15/2022		8,248	8,630
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,271
Corp. Andina de Fomento 3.950% due 10/15/2021 (j)	MXN	68,167	3,433
Credit Agricole S.A. 7.875% due 01/23/2024 •(k)(l)		$300	340
Credit Suisse AG 6.500% due 08/08/2023 (l)		52,792	58,444
Credit Suisse Group AG
3.091% due 05/14/2032		102,585	105,913
3.869% due 01/12/2029		2,100	2,315
4.194% due 04/01/2031		9,269	10,426
4.282% due 01/09/2028		9,700	10,798
5.250% due 02/11/2027 (k)(l)		12,810	13,579
6.250% due 12/18/2024 •(k)(l)		8,200	8,999
6.375% due 08/21/2026 (k)(l)		21,750	24,261
7.125% due 07/29/2022 •(k)(l)		11,616	12,130
7.250% due 09/12/2025 •(k)(l)		10,740	12,149
7.500% due 07/17/2023 •(k)(l)		65,300	71,177
7.500% due 12/11/2023 •(k)(l)		83,903	93,263
CTR Partnership LP 5.250% due 06/01/2025		11,242	11,537
Dalian Wanda Commercial Management Group Co. Ltd. 4.890% due 04/17/2023	CNY	10,000	1,457
Deutsche Bank AG
0.107% (EUR003M + 0.650%) due 09/10/2021 ~	EUR	8,000	9,494
1.000% due 11/19/2025 •		17,500	21,193
1.750% due 11/19/2030 •		17,200	21,575
2.129% due 11/24/2026 •(m)		$47,200	47,927
2.222% due 09/18/2024 •		42,900	44,075
2.625% due 12/16/2024	GBP	16,800	24,287
3.035% due 05/28/2032 (m)		$83,594	85,184
3.547% due 09/18/2031 •		131,528	140,158
3.700% due 05/30/2024		9,987	10,710
3.950% due 02/27/2023		20,700	21,745
3.961% due 11/26/2025 •		276,800	299,433
4.100% due 01/13/2026		8,728	9,577
4.250% due 10/14/2021		473,104	478,251
5.000% due 02/14/2022		76,905	79,016
5.625% due 05/19/2031 •	EUR	7,100	9,978
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		$5,394	5,423
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,018	1,023

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

EPR Properties
4.750% due 12/15/2026		2,437	2,645
4.950% due 04/15/2028		3,944	4,264
Erste Group Bank AG
4.250% due 10/15/2027 •(k)(l)	EUR	5,800	7,377
8.875% due 10/15/2021 •(k)(l)		200	243
Essential Properties LP 2.950% due 07/15/2031		$7,800	7,810
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,200	2,870
3.375% due 03/03/2031		$7,400	7,721
4.625% due 04/29/2030		15,908	18,255
4.700% due 12/16/2026	CAD	6,500	5,823
4.850% due 04/17/2028		$9,903	11,405
FCE Bank PLC 0.869% due 09/13/2021	EUR	18,500	21,966
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$48,896	54,874
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	19,700	23,344
0.157% due 12/01/2024 •		7,100	8,206
1.355% due 02/07/2025		3,200	3,800
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$5,100	5,083
1.744% due 07/19/2024	EUR	35,744	43,078
2.330% due 11/25/2025		6,928	8,507
2.386% due 02/17/2026		10,500	12,946
2.748% due 06/14/2024	GBP	18,272	25,670
2.979% due 08/03/2022		$18,715	19,021
3.021% due 03/06/2024	EUR	2,100	2,615
3.087% due 01/09/2023		$87,066	88,916
3.096% due 05/04/2023		19,120	19,526
3.219% due 01/09/2022		10,296	10,419
3.250% due 09/15/2025	EUR	25,324	32,240
3.339% due 03/28/2022		$12,455	12,674
3.340% (US0003M + 3.140%) due 01/07/2022		42,812	43,231
3.350% due 11/01/2022		12,846	13,182
3.370% due 11/17/2023		15,500	16,088
3.375% due 11/13/2025		42,666	44,296
3.550% due 10/07/2022		105,700	108,673
3.664% due 09/08/2024		24,881	26,151
3.810% due 01/09/2024		3,000	3,143
3.813% due 10/12/2021		7,849	7,918
4.063% due 11/01/2024		8,871	9,447
4.134% due 08/04/2025		14,436	15,446
4.140% due 02/15/2023		28,100	29,154
4.250% due 09/20/2022		12,897	13,352
4.375% due 08/06/2023		15,900	16,810
4.389% due 01/08/2026		26,538	28,694
4.535% due 03/06/2025	GBP	32,379	48,097
4.542% due 08/01/2026		$6,000	6,542
4.687% due 06/09/2025		4,582	4,974
5.125% due 06/16/2025		44,540	49,105
5.584% due 03/18/2024		20,010	21,940
5.596% due 01/07/2022		32,726	33,438
5.875% due 08/02/2021		12,883	12,965
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		80,210	83,419
GE Capital Funding LLC 4.400% due 05/15/2030		138,000	160,930
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		22,270	26,729
GLP Capital LP
4.000% due 01/15/2031		5,500	5,933
5.250% due 06/01/2025		6,145	6,925
5.300% due 01/15/2029		29,711	34,688
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,168	28,391
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	15,777
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		236,900	242,095
Host Hotels & Resorts LP
3.375% due 12/15/2029		1,600	1,680
4.000% due 06/15/2025		3,070	3,325
HSBC Holdings PLC
2.804% due 05/24/2032		50,100	51,453
3.000% due 05/29/2030 •	GBP	40,500	60,581
3.973% due 05/22/2030 •		$73,300	82,110
4.041% due 03/13/2028 •		17,580	19,509
4.292% due 09/12/2026 •		47,800	53,233
4.583% due 06/19/2029 •		73,000	84,427
4.600% due 12/17/2030 •(k)(l)		43,800	45,552
4.700% due 03/09/2031 (k)(l)		26,200	27,248
4.750% due 07/04/2029 •(k)(l)	EUR	51,337	69,016
5.875% due 09/28/2026 •(k)(l)	GBP	83,300	129,486
6.000% due 09/29/2023 •(k)(l)	EUR	18,000	23,436

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

6.000% due 05/22/2027 •(k)(l)		$10,191	11,338
6.500% due 03/23/2028 •(k)(l)		97,140	111,590
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,000	5,486
4.650% due 04/01/2029		11,000	12,657
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		24,400	24,780
ING Groep NV
5.750% due 11/16/2026 •(k)(l)		42,700	47,330
6.875% due 04/16/2022 •(k)(l)		1,000	1,042
International Finance Corp. 8.000% due 10/09/2023	IDR	248,200,000	18,235
International Lease Finance Corp. 8.625% due 01/15/2022		$4,475	4,667
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(k)(l)	EUR	27,100	39,423
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,800	3,580
Kilroy Realty LP
2.500% due 11/15/2032		$10,098	9,984
3.050% due 02/15/2030		2,545	2,653
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		12,550	13,736
4.375% due 03/22/2028		17,620	20,258
4.947% due 06/27/2025 •(k)(l)	EUR	5,932	7,777
5.125% due 12/27/2024 •(k)(l)	GBP	14,600	21,458
7.500% due 06/27/2024 •(k)(l)		$10,814	12,330
7.500% due 09/27/2025 •(k)(l)		122,752	143,927
7.625% due 06/27/2023 •(k)(l)	GBP	390,997	593,273
7.875% due 06/27/2029 •(k)(l)		116,142	205,363
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		$4,205	4,282
4.500% due 09/01/2026		4,100	4,385
4.500% due 01/15/2028		2,400	2,543
4.625% due 06/15/2025		2,900	3,104
5.750% due 02/01/2027		11,722	13,061
MMcapS Funding Ltd.
0.436% (US0003M + 0.290%) due 12/26/2039 ~		20,903	19,440
0.646% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,080
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	13,200	18,624
3.375% due 04/24/2030		13,200	18,911
3.500% due 03/15/2031		$48,400	48,944
3.692% due 06/05/2028	GBP	2,865	4,231
National Health Investors, Inc. 3.000% due 02/01/2031		$18,500	17,929
Nationwide Building Society
3.960% due 07/18/2030 •		57,892	65,042
4.302% due 03/08/2029 •		79,100	89,414
Natwest Group PLC
2.000% due 03/08/2023 •	EUR	3,704	4,458
4.269% due 03/22/2025 •		$25,181	27,328
4.445% due 05/08/2030 •		162,800	186,605
4.600% due 06/28/2031 (k)(l)		41,200	41,497
4.800% due 04/05/2026		72,075	82,560
4.892% due 05/18/2029 •		13,000	15,244
5.076% due 01/27/2030 •		177,353	210,514
5.125% due 05/12/2027 •(k)(l)	GBP	34,100	50,903
6.000% due 12/29/2025 •(k)(l)		$150,200	167,785
8.000% due 08/10/2025 •(k)(l)		87,121	103,311
8.625% due 08/15/2021 •(k)(l)		220,987	223,096
Navient Corp.
6.500% due 06/15/2022		92,429	96,491
7.250% due 01/25/2022		34,020	35,328
Newmark Group, Inc. 6.125% due 11/15/2023		17,600	19,394
Nissan Motor Acceptance Corp.
1.078% (US0003M + 0.890%) due 01/13/2022 ~		3,306	3,314
1.900% due 09/14/2021		4,296	4,308
2.000% due 03/09/2026		62,800	63,252
2.750% due 03/09/2028		40,800	41,212
2.800% due 01/13/2022		2,000	2,023
3.875% due 09/21/2023		4,800	5,083
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		24,548	24,525
3.625% due 10/01/2029		17,066	18,305
OneMain Finance Corp.
5.625% due 03/15/2023		256,251	274,005
6.125% due 05/15/2022		240,631	250,617
6.125% due 03/15/2024		26,502	28,556
6.875% due 03/15/2025		18,426	20,819
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		27,952	29,388
5.250% due 08/15/2022		68,400	71,590
5.500% due 02/15/2024		11,114	12,224

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Physicians Realty LP 3.950% due 01/15/2028		4,984	5,479
Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,475
0.419% (US0003M + 0.300%) due 03/22/2037 ~		65,452	58,252
0.419% (US0003M + 0.300%) due 09/22/2037 ~		100	92
0.419% (US0003M + 0.300%) due 12/22/2037 ~		12,772	11,239
0.429% (US0003M + 0.310%) due 12/22/2036 ~		85,185	83,481
0.459% (US0003M + 0.340%) due 09/22/2036 ~		13,106	12,287
0.469% (US0003M + 0.350%) due 06/22/2037 ~		50,957	41,275
0.489% (US0003M + 0.370%) due 09/22/2037 ~		42,865	35,578
0.499% (US0003M + 0.380%) due 09/23/2035 ~		154	150
0.499% (US0003M + 0.380%) due 12/22/2036 ~		1,383	1,092
0.499% (US0003M + 0.380%) due 03/22/2037 ~		46,862	39,364
0.509% (US0003M + 0.390%) due 12/22/2036 ~		3,064	2,758
0.519% (US0003M + 0.400%) due 09/22/2036 ~		30,003	25,803
0.519% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,800
0.519% (US0003M + 0.400%) due 03/22/2038 ~		95,510	85,533
0.525% (US0003M + 0.400%) due 06/23/2035 ~		25,596	23,740
0.549% (US0003M + 0.430%) due 12/22/2035 ~		30,125	25,456
0.569% (US0003M + 0.450%) due 03/22/2038 ~		7,166	6,020
0.599% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,356
0.619% (US0003M + 0.500%) due 03/23/2035 ~		16,061	15,057
0.625% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,211
0.699% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,540
0.715% (US0003M + 0.580%) due 09/26/2034 ~		7,500	7,350
0.719% (US0003M + 0.600%) due 03/22/2038 ~		17,655	15,007
0.739% (US0003M + 0.620%) due 12/22/2036 ~		32,585	25,742
0.869% (US0003M + 0.750%) due 09/23/2035 ~		20,740	17,007
1.005% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,705
1.019% (US0003M + 0.900%) due 03/22/2038 ~		40,982	40,060
1.055% (US0003M + 0.860%) due 07/03/2033 ~		4,024	3,943
1.095% (US0003M + 0.900%) due 01/03/2033 ~		14,907	14,720
QNB Finance Ltd.
1.610% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,663
1.760% (US0003M + 1.570%) due 07/19/2021 ~		25,000	25,026
Regency Centers LP 3.700% due 06/15/2030		12,600	13,961
Sabra Health Care LP 4.800% due 06/01/2024		5,990	6,552
Santander Holdings USA, Inc.
3.244% due 10/05/2026		20,199	21,610
4.400% due 07/13/2027		9,079	10,209
4.500% due 07/17/2025		134,600	149,473
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		31,580	34,747
6.750% due 06/24/2024 •(k)(l)	GBP	39,464	61,039
7.375% due 06/24/2022 •(k)(l)		125,181	183,117
SBA Communications Corp. 3.125% due 02/01/2029		$40,300	38,949
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		228,585	236,217
Service Properties Trust 5.000% due 08/15/2022		6,895	6,981
Sitka Holdings LLC 4.643% due 07/06/2026 (c)		164,393	164,284
SL Green Operating Partnership LP 3.250% due 10/15/2022		6,930	7,136
SL Green Realty Corp. 4.500% due 12/01/2022		29,900	31,145
SLM Student Loan Trust 0.002% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	948	1,075
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$1,013	1,036
4.125% due 07/15/2023		11,200	11,916
Societe Generale S.A.
2.889% due 06/09/2032		27,900	28,267
4.750% due 05/26/2026 (k)(l)		32,400	33,656
5.375% due 11/18/2030 •(k)(l)		34,000	36,083
6.750% due 04/06/2028 •(k)(l)		14,187	16,093
7.375% due 09/13/2021 (k)(l)		2,200	2,225
7.375% due 09/13/2021 •(k)(l)		2,300	2,326
7.375% due 10/04/2023 •(k)(l)		84,138	91,979
7.875% due 12/18/2023 (k)(l)		782	876
Society of Lloyd's 4.750% due 10/30/2024	GBP	2,100	3,222
Standard Chartered PLC
4.750% due 01/14/2031 •(k)(l)		$49,300	50,759
7.500% due 04/02/2022 (k)(l)		3,100	3,237
Starwood Property Trust, Inc. 5.000% due 12/15/2021		5,750	5,786
STORE Capital Corp. 2.750% due 11/18/2030		10,700	10,792
Sunac China Holdings Ltd. 8.350% due 04/19/2023		9,800	10,163

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,966	9,014
5.661% due 10/13/2041		464	863
5.744% due 04/13/2040		4,006	7,440
5.801% due 10/13/2040		24,827	46,163
6.052% due 10/13/2039		29,732	54,923
7.623% due 07/13/2039		3,831	7,896
TP ICAP PLC 5.250% due 01/26/2024		2,875	4,370
Trafford Centre Finance Ltd. 0.811% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,860
U.S. Capital Funding Ltd.
0.468% due 07/10/2043 •		$57,000	50,160
1.056% (US0003M + 0.880%) due 05/01/2034 ~		8,564	8,200
UBS AG
5.125% due 05/15/2024 (l)		62,650	69,203
7.625% due 08/17/2022 (l)		46,161	49,671
UBS Group AG
4.375% due 02/10/2031 •(k)(l)		41,633	42,641
5.125% due 07/29/2026 •(k)(l)		4,600	5,017
5.750% due 02/19/2022 •(k)(l)	EUR	8,500	10,406
7.000% due 02/19/2025 •(k)		$7,600	8,786
UniCredit SpA
2.569% due 09/22/2026 •		11,513	11,679
6.750% due 09/10/2021 •(k)(l)	EUR	300	360
7.830% due 12/04/2023		$593,520	688,044
9.250% due 06/03/2022 •(k)(l)	EUR	26,181	33,308
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	10,583	16,507
Uniti Group LP
7.125% due 12/15/2024		$240	248
7.875% due 02/15/2025		35,349	37,952
Volkswagen Leasing GmbH 0.000% due 07/06/2021 •	EUR	12,300	14,585
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		$12,024	11,017
Yango Group Co. Ltd. 6.900% due 10/31/2022 «~	CNY	80,000	11,773

			13,344,313

INDUSTRIALS 9.7%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	20,701	28,773
4.875% due 07/31/2043		3,270	4,820
5.500% due 07/31/2050		1,096	1,680
Adient U.S. LLC 9.000% due 04/15/2025		$4,000	4,416
Aeroporti di Roma SpA 5.441% due 02/20/2023	GBP	4,300	6,356
Aker BP ASA 3.750% due 01/15/2030		$13,350	14,420
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		29,331	32,529
Altice Financing S.A.
2.250% due 01/15/2025	EUR	25,528	29,456
3.000% due 01/15/2028		23,900	27,025
5.000% due 01/15/2028		$2,200	2,163
7.500% due 05/15/2026		10,300	10,738
Altice France S.A.
7.375% due 05/01/2026		62,160	64,720
8.125% due 02/01/2027		45,354	49,470
Amdocs Ltd. 2.538% due 06/15/2030		32,600	32,637
American Airlines Pass-Through Trust
3.000% due 04/15/2030		19,916	20,293
3.200% due 12/15/2029		7,791	7,967
3.350% due 04/15/2031		22,316	22,753
3.375% due 11/01/2028		35,743	35,590
3.575% due 07/15/2029		5,185	5,295
3.600% due 03/22/2029		214	222
3.650% due 02/15/2029		11,592	11,976
3.650% due 12/15/2029		3,935	3,819
3.700% due 04/01/2028		14,712	14,987
4.000% due 01/15/2027		1,737	1,693
American Airlines, Inc.
5.500% due 04/20/2026		33,551	35,564
5.750% due 04/20/2029		29,200	31,609
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		5,000	5,986
4.439% due 10/06/2048		6,900	8,283
4.500% due 06/01/2050		89,454	109,048
4.600% due 06/01/2060		31,040	38,299
Arconic Corp. 6.000% due 05/15/2025		13,442	14,343

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

B.C. Unlimited Liability Co.
4.250% due 05/15/2024	16,790	16,985
4.375% due 01/15/2028	4,729	4,801
Bacardi Ltd. 4.700% due 05/15/2028	17,600	20,517
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	24,100	26,062
Barry Callebaut Services NV 5.500% due 06/15/2023	4,500	4,893
BAT Capital Corp. 3.557% due 08/15/2027	24,000	25,715
Boeing Co.
3.250% due 02/01/2035	1,600	1,623
3.600% due 05/01/2034	10,500	11,090
4.875% due 05/01/2025 (o)	33,445	37,491
5.040% due 05/01/2027	91,612	105,757
5.150% due 05/01/2030	124,665	147,741
5.705% due 05/01/2040	206,963	266,935
5.805% due 05/01/2050	170,011	229,318
5.930% due 05/01/2060	220,509	305,068
Bombardier, Inc.
6.000% due 10/15/2022	4,600	4,615
6.125% due 01/15/2023	17,270	18,224
7.500% due 12/01/2024	900	942
7.500% due 03/15/2025	2,471	2,547
7.875% due 04/15/2027 (o)	42,450	44,095
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	11,200	11,631
British Airways Pass-Through Trust
3.800% due 03/20/2033	5,616	5,884
4.250% due 05/15/2034	11,782	12,725
Broadcom Corp.
3.500% due 01/15/2028	2,800	3,074
3.875% due 01/15/2027	31,233	34,530
Broadcom, Inc.
2.450% due 02/15/2031	115,600	113,689
2.600% due 02/15/2033	89,215	87,343
3.419% due 04/15/2033	17,119	17,997
3.469% due 04/15/2034	94,300	99,843
3.500% due 02/15/2041	56,562	57,936
3.750% due 02/15/2051	23,900	24,989
4.110% due 09/15/2028	7,468	8,409
4.150% due 11/15/2030	111,979	125,699
4.300% due 11/15/2032	102,300	116,618
4.750% due 04/15/2029	12,000	13,972
5.000% due 04/15/2030	3,227	3,811
Caesars Entertainment, Inc. 6.250% due 07/01/2025	106,601	113,130
Caesars Resort Collection LLC 5.750% due 07/01/2025	48,514	51,182
Cameron LNG LLC 3.402% due 01/15/2038	1,500	1,590
Carnival Corp. 11.500% due 04/01/2023	174,935	197,095
CCO Holdings LLC
4.500% due 08/15/2030	33,716	35,148
4.500% due 06/01/2033	96,663	99,032
4.750% due 03/01/2030	37,454	39,654
Cellnex Finance Co. S.A. 3.875% due 07/07/2041 (c)	18,910	18,876
Centene Corp.
2.450% due 07/15/2028 (c)	122,500	124,307
4.250% due 12/15/2027	13,090	13,810
4.625% due 12/15/2029	16,855	18,558
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~	20,492	21,073
3.500% due 06/01/2041	38,600	38,925
3.700% due 04/01/2051	13,244	13,131
3.850% due 04/01/2061	27,800	27,353
3.900% due 06/01/2052 (o)	149,000	152,150
4.400% due 12/01/2061	107,900	116,163
4.800% due 03/01/2050	34,328	39,501
Citrix Systems, Inc. 3.300% due 03/01/2030	6,835	7,199
CommonSpirit Health 3.910% due 10/01/2050	23,900	26,361
Community Health Systems, Inc.
4.750% due 02/15/2031	138,800	139,494
5.625% due 03/15/2027	317,950	339,830
6.000% due 01/15/2029	65,960	70,665
6.625% due 02/15/2025	61,887	65,522
8.000% due 03/15/2026	100,482	108,396
Connect Finco S.a.r.l. 6.750% due 10/01/2026	12,136	12,849
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(d)(e)	5,512	1,406

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,602	2,756
4.150% due 10/11/2025		1,591	1,692
Corning, Inc. 5.450% due 11/15/2079		11,846	16,622
CoStar Group, Inc. 2.800% due 07/15/2030		21,565	21,942
CSC Holdings LLC 4.500% due 11/15/2031		66,300	66,790
CVS Pass-Through Trust
4.163% due 08/11/2036		5,774	6,443
5.773% due 01/10/2033		4,737	5,617
5.880% due 01/10/2028		989	1,137
7.507% due 01/10/2032		4,233	5,365
DAE Funding LLC
4.500% due 08/01/2022		11,114	11,164
5.000% due 08/01/2024		29,900	30,782
5.250% due 11/15/2021		62,189	62,731
Dell International LLC
5.300% due 10/01/2029		4,600	5,555
6.020% due 06/15/2026		18,000	21,619
6.200% due 07/15/2030		400	515
Delta Air Lines, Inc.
3.625% due 03/15/2022 (o)		23,912	24,253
4.500% due 10/20/2025		32,100	34,510
4.750% due 10/20/2028		39,000	43,390
7.000% due 05/01/2025		177,375	207,116
Diamond Resorts International, Inc.
7.750% due 09/01/2023		126,081	130,071
10.750% due 09/01/2024		1,878	1,956
eBay, Inc. 2.700% due 03/11/2030		1,360	1,417
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050		34,000	38,462
Energy Transfer LP
5.000% due 05/15/2050		9,700	11,233
5.300% due 04/01/2044		1,700	1,966
Exela Intermediate LLC 10.000% due 07/15/2023		16,771	11,069
Expedia Group, Inc.
2.950% due 03/15/2031		29,500	29,954
4.625% due 08/01/2027		33,891	38,351
6.250% due 05/01/2025		78,168	90,991
F-Brasile SpA 7.375% due 08/15/2026		10,000	10,338
Ford Foundation
2.415% due 06/01/2050		7,600	7,333
2.815% due 06/01/2070		14,800	14,930
Gap, Inc.
8.375% due 05/15/2023		25,580	28,853
8.625% due 05/15/2025		120,902	132,787
8.875% due 05/15/2027		60,222	69,839
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,636
4.950% due 07/19/2022		$3,000	3,127
4.950% due 03/23/2027		24,600	27,535
4.950% due 02/06/2028		15,900	17,805
6.510% due 03/07/2022		46,640	48,566
7.288% due 08/16/2037		30,560	42,668
8.625% due 04/28/2034		141,090	210,931
General Electric Co. 6.875% due 01/10/2039		400	600
Greene King Finance PLC
1.881% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	427	502
5.106% due 03/15/2034		1,407	2,255
Heathrow Funding Ltd. 4.875% due 07/15/2023		$1,600	1,602
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		94,621	93,565
3.750% due 05/01/2029		67,300	68,062
4.000% due 05/01/2031		76,587	77,368
4.875% due 01/15/2030		2,781	2,974
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		83,600	83,919
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,157	115,268
8.375% due 05/01/2027 (o)		78,836	84,552
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	26,773	32,290
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		15,160	18,547
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$30,798	32,370
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		30,688	33,586

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Informa PLC 2.125% due 10/06/2025	EUR	11,461	14,488
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		$19,400	21,957
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		27,560	9,181
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		92,269	52,939
8.000% due 02/15/2024		132,853	137,427
8.500% due 10/15/2024 ^(e)		503,546	298,892
9.750% due 07/15/2025 ^(e)		222,033	129,689
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(e)		3,500	120
IQVIA, Inc. 2.875% due 09/15/2025	EUR	5,900	7,096
JetBlue Pass-Through Trust
2.750% due 11/15/2033		$2,794	2,880
4.000% due 05/15/2034		68,677	75,981
Kraft Heinz Foods Co.
3.000% due 06/01/2026		33,781	35,992
3.750% due 04/01/2030		15,482	17,012
3.875% due 05/15/2027		75,801	83,344
4.250% due 03/01/2031		65,461	74,435
4.375% due 06/01/2046		11,900	13,507
5.500% due 06/01/2050		34,850	45,329
Las Vegas Sands Corp. 3.900% due 08/08/2029		5,812	6,192
Leidos, Inc. 4.375% due 05/15/2030		5,409	6,151
Leland Stanford Junior University 3.647% due 05/01/2048		23,025	27,792
Level 3 Financing, Inc.
3.400% due 03/01/2027		4,500	4,785
3.875% due 11/15/2029		23,196	24,873
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		11,000	11,064
Lundin Energy Finance BV
2.000% due 07/15/2026		15,000	15,042
3.100% due 07/15/2031		12,600	12,754
Marriott International, Inc.
2.850% due 04/15/2031		13,700	13,926
4.625% due 06/15/2030		15,648	18,035
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		14,874	15,863
Marvell Technology, Inc. 2.950% due 04/15/2031		5,600	5,809
Massachusetts Institute of Technology
4.678% due 07/01/2114		718	1,049
5.600% due 07/01/2111		1,144	1,957
McDonald's Corp. 4.875% due 12/09/2045		17,000	21,935
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		41,455	43,865
5.625% due 07/17/2027		2,500	2,616
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		4,600	4,699
MGM China Holdings Ltd.
4.750% due 02/01/2027		14,629	14,940
5.250% due 06/18/2025		35,919	37,433
MGM Resorts International 7.750% due 03/15/2022		4,552	4,763
Micron Technology, Inc.
4.663% due 02/15/2030		24,361	28,362
5.327% due 02/06/2029		15,718	19,010
Mileage Plus Holdings LLC 6.500% due 06/20/2027		8,100	8,928
Mitchells & Butlers Finance PLC
0.569% (US0003M + 0.450%) due 12/15/2030 ~		51	48
6.013% due 12/15/2030	GBP	5,665	8,650
MPLX LP 5.500% due 02/15/2049		$6,000	7,784
NCL Corp. Ltd. 10.250% due 02/01/2026		6,600	7,689
Netflix, Inc.
3.625% due 06/15/2030	EUR	41,820	59,072
3.875% due 11/15/2029 (o)		85,077	121,686
4.625% due 05/15/2029 (o)		75,100	111,435
4.875% due 06/15/2030		$28,900	34,454
5.375% due 11/15/2029		12,608	15,331
5.500% due 02/15/2022		3,628	3,728
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		3,700	4,910
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		4,310	4,605
4.345% due 09/17/2027		65,891	72,487
4.810% due 09/17/2030		192,666	217,719

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		11,097	12,278
Norfolk Southern Corp. 4.100% due 05/15/2121		9,800	10,779
NXP BV 4.300% due 06/18/2029		25,268	29,013
Occidental Petroleum Corp. 1.606% (US0003M + 1.450%) due 08/15/2022 ~		41,219	41,026
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (h)(k)		1,150	16
0.000% due 08/02/2021 (h)(k)		4,485	62
Oracle Corp.
3.850% due 04/01/2060		14,510	15,446
3.950% due 03/25/2051 (m)		37,933	41,453
4.000% due 07/15/2046		12,488	13,565
4.000% due 11/15/2047		2,900	3,169
4.100% due 03/25/2061 (m)		26,800	29,779
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		7,415	8,114
7.375% due 06/01/2025		3,037	3,273
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	9,666
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		14,400	15,325
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		19,100	19,532
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		105,630	4,753
5.500% due 04/12/2037 ^(e)		117,045	5,267
6.000% due 05/16/2024 ^(e)		87,600	3,942
6.000% due 11/15/2026 ^(e)		54,167	2,438
9.000% due 11/17/2021 ^(e)		4,000	182
9.750% due 05/17/2035 ^(e)		43,640	1,964
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	6,900	7,654
5.350% due 02/12/2028		$9,010	8,872
5.950% due 01/28/2031		187,960	182,838
6.490% due 01/23/2027		63,860	67,532
6.500% due 03/13/2027		37,720	39,861
6.500% due 01/23/2029		77,231	79,587
6.750% due 09/21/2047		7,470	6,620
6.840% due 01/23/2030		127,990	132,054
6.950% due 01/28/2060		71,206	63,103
7.690% due 01/23/2050		24,800	23,901
Petronas Capital Ltd.
4.550% due 04/21/2050		34,500	42,656
4.800% due 04/21/2060		23,200	30,834
PetSmart, Inc. 4.750% due 02/15/2028		37,350	38,844
Post Holdings, Inc. 4.625% due 04/15/2030		7,153	7,282
PTC, Inc. 3.625% due 02/15/2025		6,760	6,985
Qatar Petroleum
2.250% due 07/12/2031 (c)		60,082	59,443
3.125% due 07/12/2041 (c)		104,900	104,513
3.300% due 07/12/2051 (c)		98,900	98,900
Rockefeller Foundation 2.492% due 10/01/2050		23,000	22,494
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	2,500	2,926
1.625% due 05/09/2028 (o)		16,887	18,715
3.375% due 06/18/2026	GBP	8,942	12,380
3.625% due 10/14/2025		$46,104	46,781
4.625% due 02/16/2026	EUR	49,265	63,863
5.750% due 10/15/2027 (o)		$42,250	46,592
5.750% due 10/15/2027	GBP	46,415	70,452
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$16,158	17,754
10.875% due 06/01/2023		87,889	100,198
11.500% due 06/01/2025		161,350	186,167
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	50,689	93,133
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		$68,758	79,432
Sands China Ltd.
3.800% due 01/08/2026		47,460	50,864
4.375% due 06/18/2030		35,191	38,177
4.600% due 08/08/2023		29,100	31,001
5.125% due 08/08/2025		43,550	48,767
5.400% due 08/08/2028		38,715	44,994
Santos Finance Ltd.
3.649% due 04/29/2031		33,100	33,920
4.125% due 09/14/2027		3,700	3,997
Seagate HDD Cayman
4.091% due 06/01/2029		2,900	2,973

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.125% due 01/15/2031		12,329	12,592
Sensata Technologies, Inc. 4.375% due 02/15/2030		3,500	3,693
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		9,385	10,127
Southwest Airlines Co. 5.125% due 06/15/2027		38,100	44,849
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		2,800	2,751
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,729	1,739
4.738% due 03/20/2025		86,250	92,762
5.152% due 09/20/2029		98,830	113,887
Standard Industries, Inc. 4.375% due 07/15/2030		5,240	5,419
Studio City Finance Ltd. 5.000% due 01/15/2029		9,300	9,402
Sutter Health
3.161% due 08/15/2040		12,800	13,492
3.361% due 08/15/2050		31,200	33,208
Syngenta Finance NV
4.441% due 04/24/2023		7,700	8,133
4.892% due 04/24/2025		7,400	8,208
5.182% due 04/24/2028		24,100	27,564
T-Mobile USA, Inc.
2.250% due 02/15/2026		71,900	72,529
2.625% due 04/15/2026		69,800	71,544
3.375% due 04/15/2029		156,900	162,301
3.500% due 04/15/2031		156,650	162,258
Tencent Holdings Ltd.
2.880% due 04/22/2031		4,800	4,969
3.680% due 04/22/2041		16,700	17,937
3.840% due 04/22/2051		62,100	67,039
3.940% due 04/22/2061		41,500	45,983
Tenet Healthcare Corp. 4.625% due 07/15/2024		3,356	3,413
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		14,005	14,129
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		8,171	8,202
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	9,700	11,268
2.200% due 07/21/2021		$57,481	57,472
2.800% due 07/21/2023		11,394	11,368
3.250% due 04/15/2022	EUR	70,700	84,735
6.000% due 01/31/2025		21,400	27,379
Times Square Hotel Trust 8.528% due 08/01/2026		$1,048	1,142
Topaz Solar Farms LLC
4.875% due 09/30/2039		10,467	11,405
5.750% due 09/30/2039		76,045	88,376
TransDigm, Inc. 5.500% due 11/15/2027		7,792	8,133
Transocean Guardian Ltd. 5.875% due 01/15/2024		2,561	2,495
Transocean, Inc.
7.250% due 11/01/2025		20,028	17,497
7.500% due 01/15/2026		15,644	13,473
8.000% due 02/01/2027		25,381	21,403
Travel + Leisure Co.
3.900% due 03/01/2023		10,737	11,094
4.250% due 03/01/2022		798	808
4.625% due 03/01/2030		6,800	7,035
5.650% due 04/01/2024		3,936	4,302
6.000% due 04/01/2027		5,922	6,524
Triumph Group, Inc. 6.250% due 09/15/2024 (o)		7,634	7,777
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		604	638
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,550	15,314
UAL Pass-Through Trust 6.636% due 01/02/2024		2,517	2,611
Uber Technologies, Inc. 8.000% due 11/01/2026		5,000	5,402
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,190	5,222
4.000% due 10/11/2027		3,415	3,607
4.150% due 02/25/2033		4,148	4,553
5.875% due 04/15/2029		203,243	225,939
United Airlines, Inc.
4.375% due 04/15/2026		31,219	32,356
4.625% due 04/15/2029		20,600	21,347
United Group BV
3.125% due 02/15/2026	EUR	22,300	25,781
4.875% due 07/01/2024		4,329	5,199

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Univision Communications, Inc.
5.125% due 02/15/2025		$104,268	106,693
6.625% due 06/01/2027		92,205	100,024
9.500% due 05/01/2025		17,260	19,088
Vail Resorts, Inc. 6.250% due 05/15/2025		8,670	9,305
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		3,215	3,349
Vale Overseas Ltd.
3.750% due 07/08/2030		14,000	14,923
6.250% due 08/10/2026		37,881	45,618
6.875% due 11/21/2036		13,351	18,317
6.875% due 11/10/2039		8,268	11,577
VeriSign, Inc. 2.700% due 06/15/2031		10,600	10,782
ViaSat, Inc.
5.625% due 09/15/2025		17,993	18,394
6.500% due 07/15/2028		21,700	23,172
Viking Cruises Ltd. 13.000% due 05/15/2025		12,338	14,540
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		7,300	7,392
VMware, Inc. 4.700% due 05/15/2030		10,090	11,949
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	27,104	32,431
Wesleyan University 4.781% due 07/01/2116		$10,045	13,292
Western Digital Corp. 4.750% due 02/15/2026		31,002	34,490
Western Midstream Operating LP 2.288% (US0003M + 1.850%) due 01/13/2023 ~		9,325	9,281
Windstream Escrow LLC 7.750% due 08/15/2028		84,161	86,791
WMG Acquisition Corp.
2.750% due 07/15/2028	EUR	15,400	18,743
3.875% due 07/15/2030		$4,090	4,141
Wynn Las Vegas LLC
5.250% due 05/15/2027		28,900	31,124
5.500% due 03/01/2025		14,833	16,009
Wynn Macau Ltd.
5.125% due 12/15/2029		15,398	15,900
5.500% due 01/15/2026		45,800	48,065
5.500% due 10/01/2027		20,028	20,898
5.625% due 08/26/2028		27,000	28,232
Wynn Resorts Finance LLC 7.750% due 04/15/2025		2,000	2,160
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,728	4,107
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		44,809	44,557
6.125% due 03/01/2028		16,093	16,457

			13,707,573

UTILITIES 3.7%
AT&T, Inc.
2.250% due 02/01/2032		26,474	26,012
3.100% due 02/01/2043		93,811	92,107
3.300% due 02/01/2052		93,941	91,626
3.500% due 06/01/2041		140,790	146,509
3.500% due 09/15/2053		4,360	4,387
3.500% due 02/01/2061		107,103	105,936
3.550% due 09/15/2055		6,169	6,199
3.650% due 06/01/2051		171,766	178,775
3.800% due 12/01/2057		12,317	12,856
3.850% due 06/01/2060		119,330	126,041
Edison International 5.750% due 06/15/2027		13,819	15,742
Enable Midstream Partners LP
4.400% due 03/15/2027		4,145	4,574
4.950% due 05/15/2028		4,342	4,974
FirstEnergy Corp.
3.400% due 03/01/2050		5,900	5,799
4.400% due 07/15/2027		2,000	2,177
5.350% due 07/15/2047		2,500	3,004
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	98,625
6.000% due 11/27/2023		255,580	282,046
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	163,295
2.950% due 01/27/2029		$93,400	91,752
3.000% due 06/29/2027		12,000	12,207
Greenko Dutch BV 3.850% due 03/29/2026		32,600	33,439

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Greenko Investment Co. 4.875% due 08/16/2023		8,200	8,339
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		8,100	8,743
Jersey Central Power & Light Co. 2.750% due 03/01/2032		9,600	9,767
Lumen Technologies, Inc. 4.000% due 02/15/2027		13,494	13,781
Metropolitan Edison Co. 4.300% due 01/15/2029		2,840	3,187
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,711	3,054
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		245	244
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		11,927	6,126
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		801	795
Pacific Gas & Electric Co.
1.367% due 03/10/2023		118,100	118,108
1.750% due 06/16/2022		21,331	21,323
2.100% due 08/01/2027		23,031	22,392
2.500% due 02/01/2031		43,159	40,513
2.950% due 03/01/2026		60,959	62,436
3.000% due 06/15/2028		62,100	62,475
3.150% due 01/01/2026		211,839	218,647
3.250% due 06/15/2023		106,354	109,948
3.250% due 06/01/2031		15,350	15,116
3.300% due 03/15/2027		44,370	45,982
3.300% due 12/01/2027		146,911	151,169
3.300% due 08/01/2040		17,093	15,473
3.400% due 08/15/2024		87,138	91,517
3.450% due 07/01/2025		157,836	165,537
3.500% due 06/15/2025		98,295	103,156
3.500% due 08/01/2050 (o)		94,963	84,762
3.750% due 02/15/2024		73,535	77,154
3.750% due 07/01/2028		175,738	184,337
3.750% due 08/15/2042		9,140	8,355
3.850% due 11/15/2023		38,144	40,005
3.950% due 12/01/2047		42,745	39,831
4.000% due 12/01/2046		45,016	42,200
4.200% due 06/01/2041		9,400	9,283
4.250% due 08/01/2023		57,204	60,648
4.250% due 03/15/2046		46,511	44,440
4.300% due 03/15/2045		27,091	26,106
4.450% due 04/15/2042		51,292	50,920
4.500% due 07/01/2040		156,297	156,630
4.500% due 12/15/2041		21,591	21,082
4.550% due 07/01/2030		306,965	328,608
4.600% due 06/15/2043		23,086	22,983
4.650% due 08/01/2028		15,900	17,520
4.750% due 02/15/2044		22,937	23,266
4.950% due 07/01/2050		266,758	274,826
Pennsylvania Electric Co. 3.600% due 06/01/2029		220	236
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	4,610	7,330
6.625% due 01/16/2034		8,700	13,904
6.850% due 06/05/2115		$7,796	8,921
ReNew Power Synthetic 6.670% due 03/12/2024		12,892	13,565
Rio Oil Finance Trust
8.200% due 04/06/2028		25,440	29,460
9.250% due 07/06/2024		12,861	14,276
9.750% due 01/06/2027		20,855	24,687
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026		29,100	29,111
2.694% due 06/17/2031		30,600	31,018
San Diego Gas & Electric Co. 3.750% due 06/01/2047		518	594
Southern California Edison Co.
3.650% due 02/01/2050		10,624	10,645
4.875% due 03/01/2049		2,032	2,412
6.650% due 04/01/2029		6,466	8,078
Southern California Gas Co. 5.125% due 11/15/2040		910	1,192
Sprint Communications, Inc. 6.000% due 11/15/2022		27,894	29,568
Sprint Corp.
7.125% due 06/15/2024		29,900	34,535
7.250% due 09/15/2021		183,956	187,058
7.625% due 02/15/2025		34,667	41,232
7.625% due 03/01/2026		30,100	36,801
7.875% due 09/15/2023		94,430	107,398
Systems Energy Resources, Inc. 2.140% due 12/09/2025		26,100	26,401

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028		6,812	6,249
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		540	584
Transocean Phoenix Ltd. 7.750% due 10/15/2024		2,918	3,031
Transocean Proteus Ltd. 6.250% due 12/01/2024		2,585	2,618
Verizon Communications, Inc.
2.550% due 03/21/2031		30,500	31,198
3.400% due 03/22/2041		50,710	53,709
3.550% due 03/22/2051		31,200	33,379
3.700% due 03/22/2061		29,900	32,075
4.000% due 03/22/2050		3,000	3,454

			5,143,585

Total Corporate Bonds & Notes (Cost $30,182,515)			32,195,471

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	47,800	57,885

INDUSTRIALS 0.1%
Multiplan Corp. 6.000% due 10/15/2027		$56,500	58,364

Total Convertible Bonds & Notes (Cost $107,548)			116,249

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		4,500	7,867

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		4,714	5,383
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		8,375	9,747
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		21,905	27,375
6.725% due 04/01/2035		6,975	8,790
7.350% due 07/01/2035		14,630	18,911
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		15,510	18,250

			88,456

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)		1,005	925
5.250% due 07/01/2037 ^(e)		5,635	5,198
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)		1,775	1,629
5.900% due 07/01/2028 (e)		7,215	6,466
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)		4,350	3,926
6.000% due 07/01/2039 ^(e)		4,805	4,379
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)		9,445	8,441
5.750% due 07/01/2041 ^(e)		8,200	7,339
6.500% due 07/01/2040 ^(e)		1,640	1,503
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)		22,065	18,562
5.500% due 07/01/2039 ^(e)		29,275	25,835
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		2,665	2,212

			86,415

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		2,335	2,357

Total Municipal Bonds & Notes (Cost $113,912)			185,095

U.S. GOVERNMENT AGENCIES 24.5%
Fannie Mae
0.152% due 12/25/2036 •		33	32
0.202% due 09/25/2031 •		1,726	1,702

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.212% due 03/25/2034 •	6	6
0.242% due 08/25/2034 •	3	3
0.442% due 03/25/2044 •	5	5
0.483% due 04/18/2028 - 09/18/2031 •	2	2
0.492% due 11/25/2021 - 08/25/2036 •	12	11
0.542% due 06/25/2049 •	9,241	9,333
0.744% due 09/25/2022 ~(a)	28,867	69
0.860% due 02/25/2022 ~(a)	67,139	90
1.140% due 03/25/2022 •	1	1
1.292% due 01/25/2024 •	2	2
1.328% due 10/01/2044 •	2	2
1.528% due 10/01/2040 •	22	23
1.707% due 03/01/2033 •	9	9
1.748% due 02/01/2034 •	432	443
1.800% due 11/01/2033 •	13	13
1.810% due 08/01/2033 •	13	13
1.820% due 02/01/2032 •	4	4
1.840% due 12/01/2035 •	15	15
1.880% due 04/01/2033 •	1	1
2.160% due 10/01/2034 •	83	84
2.207% due 10/01/2032 •	6	6
2.215% due 10/01/2033 •	1	1
2.245% due 10/01/2035 •	68	69
2.295% due 10/01/2025 •	7	7
2.315% due 05/01/2024 •	12	12
2.319% due 09/01/2035 •	4	4
2.325% due 05/01/2024 •	4	4
2.340% due 12/01/2033 •	9	9
2.375% due 09/01/2024 •	32	32
2.377% due 04/01/2032 •	17	17
2.386% due 10/01/2036 •	2	2
2.400% due 04/01/2024 •	1	1
2.447% due 03/01/2033 •	152	152
2.500% due 08/01/2032 •	4	4
2.500% due 04/25/2042 - 08/25/2042	25,177	26,170
2.510% due 07/01/2032 •	5	5
2.519% due 09/25/2042 •	1,874	1,586
2.556% due 09/01/2033 •	1	1
2.576% due 01/25/2022 ~(a)	3,036	26
2.723% due 10/01/2025 •	1	1
2.750% due 09/01/2024 •	15	15
2.888% due 09/01/2024 •	1	1
2.895% due 06/01/2032 •	40	40
3.000% due 06/25/2027 - 06/25/2042 (a)	40,046	2,525
3.017% due 04/01/2028 •	4	4
3.020% due 11/01/2029 - 09/01/2031 •	54	54
3.115% due 09/01/2030 •	8	8
3.500% due 08/01/2026 •	1	1
3.525% due 07/01/2032 •	39	39
3.682% due 03/01/2036 •	2	2
3.825% due 12/01/2027 •	3	3
4.000% due 07/01/2041 - 01/01/2059	8,510	9,088
4.000% due 12/25/2042 - 12/25/2047 (a)	2,794	254
4.064% due 04/01/2027 •	33	33
4.500% due 12/25/2039 - 07/25/2040	5,266	5,693
4.500% due 12/25/2042 (a)	1,459	238
5.000% due 08/25/2033 - 06/25/2043	29,487	33,533
5.500% due 11/25/2032 - 06/01/2048	9,012	10,458
5.759% due 03/25/2041 •(a)	3,392	578
5.863% due 06/25/2043 •(a)	1,713	188
5.909% due 11/25/2049 •(a)	29,260	5,733
5.939% due 06/25/2037 •(a)	608	116
5.959% due 03/25/2037 - 03/25/2049 •(a)	12,742	2,268
5.979% due 12/25/2036 - 02/25/2037 •(a)	1,687	284
6.000% due 06/25/2029 - 09/25/2031	1,366	1,549
6.009% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 •(a)	989	181
6.019% due 04/25/2037 •(a)	1,497	250
6.059% due 08/25/2035 - 02/25/2043 •(a)	5,804	867
6.209% due 01/25/2038 •(a)	2,319	403
6.259% due 01/25/2040 •(a)	2,861	451
6.289% due 03/25/2037 •(a)	3,025	544
6.309% due 05/25/2037 •(a)	816	138
6.319% due 06/25/2037 •(a)	3,427	678
6.349% due 04/25/2037 •(a)	2,310	483
6.359% due 12/25/2037 - 10/25/2039 •(a)	3,554	492
6.459% due 10/25/2036 - 06/25/2040 •(a)	2,333	413
6.500% due 06/25/2028 - 02/25/2033	73	83
6.509% due 11/25/2035 •(a)	399	47
6.559% due 11/25/2036 •(a)	699	107
6.609% due 03/25/2036 •(a)	1,519	256
6.699% due 04/25/2037 •(a)	1,585	315
6.850% due 12/18/2027	4	4
6.900% due 05/25/2023	5	5
6.909% due 02/25/2038 •(a)	6,917	1,453
7.000% due 07/25/2022 - 01/25/2048	172	196
7.109% due 02/25/2037 •(a)	572	125

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

7.350% due 01/17/2040 ~	32	32
7.500% due 07/25/2022 - 06/25/2042	20	24
7.500% due 06/25/2042 ~	16	18
7.627% due 11/25/2042 •	32	32
8.500% due 06/25/2030	91	111
17.073% due 03/25/2038 •	548	710
19.267% due 04/25/2023 •(a)	5	1
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	203,697	177,319
0.352% due 08/25/2031 •	9	9
0.473% due 12/15/2046 •	29,075	29,308
0.523% due 06/15/2049 •	17,065	17,209
0.847% due 01/25/2023 ~(a)	165,212	1,527
1.257% due 09/25/2030 ~(a)	203,267	18,309
1.431% due 12/25/2021 ~(a)	86,605	34
1.483% due 06/25/2030 ~(a)	88,680	9,369
1.516% due 07/25/2044 •	6	6
1.536% due 05/25/2030 ~(a)	309,202	34,616
1.602% due 05/01/2035 •	20	20
1.663% due 10/15/2023 •	43	44
1.665% due 02/01/2037 •	4	4
1.958% due 06/01/2037 •	1	1
1.992% due 01/15/2038 ~(a)	26,858	1,726
2.100% due 02/01/2033 - 06/01/2033 •	4	5
2.173% due 01/01/2035 •	19	19
2.206% due 04/01/2036 •	6	6
2.245% due 12/01/2037 •	2	2
2.258% due 09/01/2037 •	1	1
2.284% due 03/01/2031 •	7	7
2.322% due 05/01/2029 •	13	13
2.336% due 08/01/2024 •	1	1
2.348% due 05/01/2033 •	12	12
2.349% due 10/01/2032 •	8	8
2.350% due 01/01/2033 •	7	7
2.355% due 09/01/2031 •	120	120
2.357% due 09/01/2033 •	2	2
2.363% due 09/01/2034 •	30	30
2.370% due 08/01/2034 •	1	1
2.372% due 09/01/2023 •	2	2
2.375% due 05/01/2037 •	2	2
2.391% due 04/01/2033 •	1	1
2.398% due 07/01/2034 •	34	36
2.404% due 11/01/2031 •	10	10
2.410% due 02/01/2036 •	2	2
2.415% due 12/01/2034 •	8	8
2.432% due 09/01/2037 •	1	2
2.441% due 12/01/2033 •	36	37
2.458% due 09/01/2033 •	29	30
2.462% due 01/01/2035 •	58	62
2.495% due 09/01/2037 •	1	1
2.500% due 09/01/2032 •	25	25
2.503% due 09/01/2024 •	2	2
2.562% due 11/01/2029 •	53	53
2.579% due 03/01/2032 •	89	89
2.602% due 09/01/2037 •	1	1
2.619% due 07/01/2033 •	3	3
2.772% due 07/01/2033 •	8	8
2.952% due 11/01/2035 •	55	58
3.000% due 03/15/2027 - 10/15/2047 (a)	51,262	7,973
3.000% due 08/01/2032 - 03/01/2049	293,775	309,156
3.500% due 08/15/2042 - 05/01/2049	355,248	375,628
3.500% due 12/15/2042 (a)	6,088	848
3.500% due 11/01/2047 - 07/01/2048	263,703	278,899
4.000% due 08/01/2040 - 08/01/2048	214,481	230,238
4.000% due 11/01/2047 - 01/01/2048	73,018	78,253
4.000% due 09/15/2048 (a)	8,919	702
4.219% due 09/25/2035 ~(a)	83,395	19,771
4.500% due 06/01/2048	5,110	5,520
4.710% due 03/01/2025 •	2	2
5.000% due 02/15/2024 - 05/15/2038	3,900	4,450
5.147% due 03/15/2036 •(a)	868	47
5.500% due 08/15/2036 - 06/15/2041	24,741	28,702
5.877% due 11/15/2037 •(a)	7,094	1,205
5.977% due 08/15/2037 •(a)	922	157
6.000% due 02/15/2031 - 02/15/2032	1,263	1,447
6.127% due 06/15/2038 - 01/15/2042 •(a)	5,108	797
6.367% due 03/15/2037 •(a)	4,578	851
6.377% due 03/15/2037 - 06/15/2039 •(a)	2,189	427
6.477% due 09/15/2036 •(a)	1,921	336
6.497% due 09/15/2036 •(a)	1,154	202
6.500% due 11/25/2023 - 11/25/2049	7,367	8,603
6.577% due 04/15/2036 •(a)	5,712	1,240
6.577% (- 1.0*LIBOR01M + 6.650%) due 05/15/2036 •(a)	1,333	237
6.627% due 04/15/2026 •(a)	493	48
6.677% due 01/15/2037 •(a)	700	129
6.750% due 01/15/2024	2	2

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

7.000% due 12/15/2021 - 09/01/2047	330	355
7.077% due 08/15/2036 •(a)	1,958	384
7.127% due 07/15/2034 •(a)	1,523	117
7.250% due 09/15/2030	15	17
7.500% due 11/15/2021 - 09/15/2030	129	154
7.747% due 12/15/2042 •	1,811	1,915
8.500% due 06/15/2031	48	59
8.875% due 05/15/2023 •	2	2
9.403% due 11/15/2043 •	16,918	22,194
9.563% due 08/15/2044 •	9,451	11,537
9.754% due 01/15/2041 •	1,283	1,612
10.714% due 02/15/2040 •	605	752
15.954% due 12/15/2031 - 02/15/2032 •	594	804
16.693% due 09/15/2034 •	108	112
19.704% due 02/15/2024 •	6	7
20.145% due 02/15/2024 •	2	3
20.221% due 11/15/2023 •	7	8
20.741% due 10/15/2031 •	28	35
Ginnie Mae
0.088% due 08/16/2048 ~(a)	6,815	30
0.271% due 11/16/2043 ~(a)	11,063	64
0.293% due 10/16/2053 ~(a)	1,850	8
0.507% (US0001M + 0.400%) due 10/20/2062 •	4,803	4,816
0.577% due 03/20/2063 •	952	956
0.757% due 07/20/2063 •	129	130
0.781% due 04/20/2068 •	30,853	31,156
0.857% due 11/20/2065 - 08/20/2066 •	45,158	45,872
0.877% due 10/20/2066 •	14,450	14,702
0.887% due 09/20/2066 •	7,656	7,782
0.907% due 05/20/2066 - 09/20/2066 •	99,702	101,479
0.937% due 08/20/2066 •	12,343	12,586
0.957% due 04/20/2066 - 11/20/2066 •	32,211	32,877
0.986% due 03/16/2051 ~(a)	861	5
1.029% due 04/20/2067 •	37,117	37,694
1.107% due 03/20/2066 - 01/20/2067 •	35,876	36,761
1.257% due 03/20/2066 •	8,261	8,505
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	2	2
2.000% due 01/20/2027 - 01/20/2035 •	61	63
2.125% (H15T1Y + 1.500%) due 10/20/2025 ~	2	2
2.125% due 12/20/2026 - 12/20/2033 •	43	44
2.250% due 08/20/2027 - 10/20/2029 •	35	35
2.750% due 08/20/2033 •	4	4
2.875% (H15T1Y + 1.500%) due 06/20/2022 ~	1	1
2.875% due 06/20/2027 - 06/20/2032 •	82	83
3.000% due 01/20/2042 - 11/20/2048	839	887
3.500% due 01/20/2042 - 03/20/2043 (a)	743	79
3.500% due 01/20/2045 - 03/15/2048	188,797	208,205
4.000% due 06/20/2039 - 01/20/2049	309,393	332,919
4.000% due 03/20/2043 (a)	1,554	132
4.000% due 08/20/2048	1,604	1,766
4.500% due 07/20/2032 - 02/20/2049	235,644	251,742
5.000% due 07/20/2033	184	199
5.500% due 04/20/2037	109	128
5.625% due 07/20/2037	84	93
6.100% due 06/15/2028 - 01/15/2029	286	321
6.107% due 10/20/2047 •(a)	14,612	2,974
6.490% due 01/15/2028 - 01/15/2029	390	436
Ginnie Mae, TBA
2.000% due 07/01/2051 - 09/01/2051	85,000	86,474
2.500% due 07/01/2051 - 08/01/2051	266,400	275,262
3.500% due 07/01/2051 - 08/01/2051	64,000	67,202
Small Business Administration 5.370% due 04/01/2028	165	180
Uniform Mortgage-Backed Security
2.000% due 02/01/2023 - 07/01/2051	917,862	930,411
2.500% due 08/01/2027 - 06/01/2051	1,744,035	1,810,897
3.000% due 11/01/2025 - 06/01/2050	2,270,586	2,401,878
3.000% due 11/01/2049 - 07/01/2050 (o)	1,581,201	1,667,793
3.500% due 10/01/2025 - 01/01/2051	1,703,942	1,800,820
3.500% due 12/01/2047 - 05/01/2050 (o)	502,246	527,926
4.000% due 09/01/2023 - 10/01/2050	1,807,347	1,945,865
4.000% due 07/01/2046 - 12/01/2048 (o)	699,442	750,636
4.500% due 08/01/2023 - 02/01/2050	277,589	300,046
5.000% due 06/01/2024 - 06/01/2049	14,037	15,403
5.500% due 05/01/2027 - 01/01/2029	114	126
6.000% due 12/01/2032 - 09/01/2040	13,304	15,748
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2036 - 08/01/2051	4,749,441	4,875,957
2.500% due 07/01/2036 - 09/01/2051	2,486,750	2,568,712
3.000% due 07/01/2051	351,850	366,783
3.500% due 08/01/2036 - 07/01/2051	393,445	414,245
4.000% due 07/01/2051 - 08/01/2051	9,990,037	10,641,417

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Vendee Mortgage Trust 6.500% due 09/15/2024	21	23

Total U.S. Government Agencies (Cost $34,231,526)		34,406,542

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
2.250% due 08/15/2046 (s)	4,400	4,551
2.500% due 02/15/2045 (s)	77,400	83,767
2.500% due 02/15/2046 (s)	1,675	1,815
2.500% due 05/15/2046 (s)	4,955	5,370
2.750% due 11/15/2047 (s)	100	114
2.875% due 05/15/2043 (s)	118,245	136,028
2.875% due 08/15/2045 (o)	858,035	992,170
2.875% due 11/15/2046	542,700	630,041
3.000% due 11/15/2044 (o)	615,851	725,213
3.000% due 08/15/2048 (s)	2,575	3,075
3.000% due 02/15/2049 (s)	121,329	145,296
3.125% due 02/15/2043 (s)	276,160	330,054
3.125% due 08/15/2044	478,709	574,656
3.375% due 05/15/2044	712,309	888,411
3.625% due 08/15/2043 (s)	679,488	875,372
3.625% due 02/15/2044 (o)	494,249	638,991
3.750% due 11/15/2043 (o)	355,213	466,383
6.250% due 05/15/2030 (q)	845	1,193
U.S. Treasury Inflation Protected Securities (j)
0.125% due 10/15/2024 (q)	458,592	494,363
0.125% due 07/15/2030 (s)	1,563,095	1,725,768
0.250% due 01/15/2025 (q)	778	842
0.250% due 07/15/2029 (q)	1,644,517	1,830,863
0.250% due 02/15/2050	220,774	250,409
0.375% due 01/15/2027 (q)	19,355	21,433
0.500% due 04/15/2024	74	80
0.500% due 01/15/2028 (q)	5,072	5,690
0.625% due 02/15/2043	27,777	33,229
0.750% due 07/15/2028 (q)	949,582	1,090,252
0.750% due 02/15/2042 (q)	219,826	268,145
0.750% due 02/15/2045	175,734	217,097
0.875% due 02/15/2047	218,216	281,248
1.000% due 02/15/2046 (q)	140,339	183,727
1.000% due 02/15/2048 (q)	204,516	273,264
1.000% due 02/15/2049 (q)	594,106	801,441
1.375% due 02/15/2044 (q)	111,735	154,418
2.125% due 02/15/2040	62,256	92,916
2.125% due 02/15/2041	15,727	23,730
2.500% due 01/15/2029 (q)	22,292	28,732
U.S. Treasury Notes
1.125% due 02/29/2028	52,824	52,676
1.125% due 02/15/2031	1,044,596	1,014,237
2.250% due 11/15/2024 (q)(s)	965	1,020
2.750% due 02/28/2025 (s)	400	431

Total U.S. Treasury Obligations (Cost $14,531,379)		15,348,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.3%
20 Times Square Trust 3.203% due 05/15/2035 ~	138,309	137,317
Adjustable Rate Mortgage Trust
0.452% due 08/25/2036 •	140	87
0.512% due 06/25/2037 •	418	422
0.592% due 03/25/2036 •	849	420
0.632% due 11/25/2035 •	3,765	3,562
0.632% due 01/25/2036 •	770	759
1.242% due 01/25/2035 •	5,994	5,681
2.439% due 08/25/2036 ~	3,235	725
2.597% due 07/25/2035 ~	1,332	1,337
2.699% due 01/25/2036 ^~	111	107
2.712% due 09/25/2035 ^~	743	710
2.846% due 11/25/2035 ^~	400	355
2.962% due 01/25/2036 ~	688	651
2.972% due 05/25/2035 ~	3,832	3,863
3.031% due 03/25/2036 ~	11,853	5,777
3.078% due 02/25/2036 ~	1,778	1,435
3.134% due 01/25/2036 ^~	4,657	4,139
3.320% due 11/25/2035 ~	69	66
American General Mortgage Loan Trust 0.000% due 09/25/2048 (h)	224,890	227,664
American Home Mortgage Assets Trust
0.282% due 12/25/2046 ^•	35,250	30,302
0.282% due 06/25/2047 •	103	98
0.302% due 10/25/2046 •	210	139
0.472% due 05/25/2046 ^•	8,503	7,635
0.472% due 09/25/2046 ^•	12,918	12,541
1.036% due 11/25/2046 •	100,069	43,026
6.750% due 06/25/2037 ^þ	6,139	5,931

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

American Home Mortgage Investment Trust
0.372% due 03/25/2046 •		10,228	9,859
0.412% due 06/25/2046 •		11,944	3,570
0.692% due 11/25/2045 •		229	200
1.706% due 10/25/2034 •		1,821	1,856
1.804% due 09/25/2035 •		36,934	21,398
1.921% due 12/25/2035 •		268	144
1.921% due 11/25/2045 ^•		26,416	16,440
2.171% due 02/25/2045 •		3,152	3,183
5.908% due 09/25/2035 þ		25,764	18,655
Avon Finance PLC
0.000% due 11/28/2049 (b)(h)	GBP	27,160	30,632
0.000% due 11/28/2049 (h)		1,900	80,920
0.949% due 09/20/2048 •		97,751	135,676
1.449% due 11/28/2049 •		614,709	861,591
1.549% due 09/20/2048 •		11,604	16,062
2.049% due 09/20/2048 •		11,605	16,052
2.149% due 11/28/2049 •		66,994	93,956
2.549% due 09/20/2048 •		8,778	12,139
2.699% due 11/28/2049 •		28,517	39,979
3.549% due 11/28/2049 •		17,653	24,948
4.049% due 11/28/2049 •		22,179	30,531
4.549% due 11/28/2049 •		23,990	32,590
BAMLL Commercial Mortgage Securities Trust
1.188% due 07/07/2043 ~(a)		$3,232	124
3.418% due 07/07/2043		2,543	2,656
Banc of America Alternative Loan Trust
0.492% due 06/25/2046 •		38	29
3.612% due 11/25/2021 ~		83	75
5.500% due 10/25/2033		4,200	4,328
5.500% due 12/25/2035		74	73
6.000% due 07/25/2034		15,610	16,122
6.000% due 03/25/2036		2,309	2,327
6.000% due 06/25/2046		160	156
6.000% due 07/25/2046		361	364
Banc of America Funding Corp. 3.848% due 09/25/2048 ~		11,701	12,122
Banc of America Funding Trust
0.356% due 05/26/2037 ~		33,712	24,670
0.372% due 07/25/2037 •		14,034	13,654
0.382% due 07/25/2037 •		11,980	11,662
0.413% due 02/20/2047 •		4,387	4,432
0.592% due 07/25/2036 •		28	21
0.653% due 05/20/2036 •		78,721	33,812
0.673% due 07/20/2036 •		249	250
0.713% due 09/20/2035 •		4,134	3,297
1.773% due 06/20/2035 •		400	339
2.118% due 12/20/2034 ~		276	187
2.457% due 03/20/2036 ~		281	258
2.603% due 07/20/2036 ~		2,665	2,749
2.619% due 03/20/2036 ~		48	44
2.716% due 04/20/2035 ~		163	156
2.759% due 05/20/2034 ~		429	440
2.852% due 05/25/2035 ~		17	16
2.953% due 09/20/2046 ^~		925	884
2.971% due 09/20/2035 ~		229	215
2.985% due 03/20/2035 ~		2	2
3.053% due 05/20/2036 ^~		88	88
3.053% due 05/20/2036 ~		37	37
3.131% due 10/20/2035 ~		4,181	4,104
3.173% due 10/20/2046 ^~		251	216
3.221% due 09/20/2035 ~		23	23
3.348% due 01/20/2047 ^~		106	101
3.363% due 06/20/2047 ~		2,157	2,002
3.389% due 11/20/2035 ~		1,650	1,618
3.669% due 11/20/2035 ~		3,036	2,792
5.500% due 09/25/2034		24	24
5.500% due 03/25/2036		65	65
5.888% due 04/25/2037 ^þ		301	307
6.000% due 09/25/2036		1,514	1,454
6.000% due 09/25/2036 ^		168	167
6.000% due 08/25/2037		194	195
6.000% due 08/25/2037 ^		3,780	3,635
6.000% due 10/26/2037 ~		7,338	7,235
Banc of America Mortgage Trust
2.370% due 02/25/2035 ~		117	117
2.371% due 04/25/2033 ~		46	46
2.371% due 12/25/2033 ~		88	90
2.372% due 05/25/2033 ~		6	6
2.474% due 06/25/2035 ~		117	110
2.483% due 07/25/2034 ~		11	12
2.538% due 05/25/2034 ~		169	175
2.554% due 11/25/2035 ^~		13	13
2.554% due 11/25/2035 ~		98	95
2.582% due 02/25/2035 ~		192	199
2.613% due 01/25/2035 ~		9,154	9,234

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.675% due 04/25/2035 ~		283	291
2.684% due 09/25/2033 ~		1,415	1,422
2.705% due 01/25/2036 ~		106	98
2.734% due 11/25/2035 ~		229	222
2.757% due 12/25/2033 ~		30	30
2.769% due 09/25/2035 ~		28	28
2.787% due 02/25/2036 ^~		2,310	2,295
2.817% due 01/25/2034 ~		155	158
2.882% due 05/25/2035 ~		994	998
2.882% due 05/25/2035 ^~		1,956	1,966
2.918% due 08/25/2034 ~		100	106
2.926% due 10/25/2035 ^~		15	15
2.982% due 07/25/2035 ^~		334	335
2.982% due 07/25/2035 ~		592	593
3.035% due 09/25/2035 ^~		442	436
3.109% due 11/20/2046 ^~		23	22
3.166% due 08/25/2035 ^~		2,242	2,256
3.175% due 05/25/2033 ~		1	1
3.679% due 03/25/2033 ~		145	144
4.122% due 07/20/2032 ~		6	6
5.500% due 09/25/2035		654	646
6.000% due 09/25/2037		146	147
6.000% due 07/25/2046 •		2,853	2,803
BANK 0.472% due 02/15/2061 ~(a)		215,517	4,844
Bankinter Fondo de Titulizacion de Activos 0.000% due 12/15/2040 •	EUR	1,939	2,294
Bayview Commercial Asset Trust 0.372% due 01/25/2037 •		$51	49
BCAP LLC Trust
0.262% due 01/25/2037 ^•		387	382
0.332% due 08/26/2036 ~		13,349	12,056
0.412% due 05/26/2037 •		11,710	8,989
0.499% due 07/26/2036 ~		363	332
0.532% due 05/25/2047 ^•		4,752	4,942
0.572% due 03/26/2035 ~		1,184	1,107
0.572% due 11/26/2036 •		6,151	2,572
0.652% due 05/26/2037 •		5,483	5,355
0.762% due 11/27/2047 ~		33,681	28,613
1.592% due 09/27/2037 •		6,829	6,815
2.705% due 01/26/2036 ~		1,586	1,225
2.707% due 02/26/2036 ~		29	27
2.743% due 10/26/2035 ~		4,608	4,696
2.803% due 09/26/2035 ~		14	12
2.825% due 11/26/2035 ~		398	388
2.833% due 10/26/2035 ~		3,010	2,290
2.846% due 06/26/2037 ~		9,493	8,829
2.846% due 06/27/2037 ~		6,988	6,503
2.889% due 02/26/2036 ~		2,357	2,128
2.966% due 12/20/2035 ~		14,071	9,052
3.156% due 05/26/2047 ~		5,972	5,354
5.250% due 02/26/2036 ~		781	495
5.250% due 04/26/2037		1,591	1,191
5.750% due 04/25/2037		5,978	4,261
5.953% due 04/26/2037 ~		5,597	3,850
6.000% due 07/26/2036 ~		9,920	7,829
6.000% due 08/26/2037 ~		11,753	10,784
6.216% due 08/26/2022 ~		88	60
6.326% due 12/26/2036 ~		8,713	8,248
Bear Stearns Adjustable Rate Mortgage Trust
1.999% due 08/25/2035 •		6,819	5,745
2.259% due 12/25/2046 •		2,260	2,133
2.337% due 02/25/2036 ^~		89	89
2.370% due 02/25/2036 •		57	58
2.427% due 02/25/2036 ~		2,773	2,371
2.509% due 02/25/2033 ~		2	2
2.520% due 04/25/2034 ~		629	616
2.670% due 07/25/2034 ~		156	160
2.721% due 05/25/2034 ~		19	19
2.740% due 02/25/2035 ~		955	970
2.750% due 07/25/2034 ~		22	22
2.756% due 01/25/2035 ~		152	156
2.783% due 10/25/2033 ~		153	155
2.784% due 08/25/2035 ~		3,501	3,583
2.786% due 11/25/2034 ~		375	363
2.849% due 04/25/2034 ~		389	389
2.855% due 03/25/2035 ~		692	673
2.858% due 01/25/2035 ~		25	24
2.865% due 01/25/2035 ~		435	442
2.938% due 07/25/2034 ~		1	1
2.968% due 08/25/2035 ^~		1,619	1,470
3.014% due 05/25/2037 ~		2,550	2,516
3.068% due 08/25/2047 ^~		1,364	1,245
3.129% due 02/25/2036 ^~		476	473
3.156% due 05/25/2047 ^~		3,388	3,371
3.171% due 08/25/2035 ^~		362	361

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

3.257% due 08/25/2035 ~		3,146	3,084
3.259% due 02/25/2036 ^~		39	38
3.293% due 07/25/2036 ~		2,128	2,005
3.341% due 06/25/2047 ^~		7,677	7,687
3.359% due 08/25/2047 ~		2,547	2,523
3.406% due 11/25/2034 ~		14	14
3.450% due 09/25/2034 ~		1,534	1,563
3.554% due 08/25/2035 ~		568	542
3.925% due 11/25/2034 ~		12	11
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •		44	43
0.412% due 08/25/2036 •		13,168	12,491
0.412% due 11/25/2036 •		5,740	5,430
0.412% due 06/25/2046 ^•		9,829	9,242
0.532% due 04/25/2036 ^•		5,157	6,658
0.572% due 02/25/2036 •		2,707	2,730
0.732% due 04/25/2034 •		158	163
1.022% due 11/25/2034 •		11,327	9,766
1.625% due 01/25/2034 ~		40	35
1.742% due 09/25/2034 •		6,446	5,943
1.817% due 07/25/2034 •		4,507	4,764
2.125% due 09/25/2034 ~		105	107
2.492% due 05/25/2035 ~		1,462	1,466
2.505% due 04/25/2035 ~		691	703
2.544% due 08/25/2034 ~		1,042	1,087
2.555% due 10/25/2035 ^~		19,483	18,588
2.578% due 07/25/2035 ~		28,285	23,315
2.624% due 05/25/2035 ~		209	214
2.657% due 01/25/2035 ~		290	255
2.667% due 01/25/2036 ^~		5,776	5,781
2.672% due 06/25/2034 ~		555	580
2.725% due 01/25/2036 ~		23,680	23,437
2.741% due 02/25/2036 ~		1,041	1,033
2.827% due 02/25/2036 ~		8,752	8,604
2.892% due 04/25/2035 ~		654	654
2.910% due 01/25/2035 ~		64	66
2.929% due 02/25/2036 ^~		1,894	1,602
2.986% due 02/25/2034 ~		79	80
2.992% due 01/25/2047 ~		1,973	1,377
3.008% due 09/25/2035 ^~		4,712	3,691
3.051% due 09/25/2035 ~		1,015	577
3.063% due 11/25/2035 ^~		7,829	5,994
3.069% due 05/25/2036 ~		13,768	11,900
3.088% due 08/25/2036 ^~		301	259
3.105% due 09/25/2047 ^~		23,042	15,467
3.115% due 11/25/2036 ~		6,179	4,736
3.121% due 04/25/2035 ~		331	311
3.122% due 05/25/2036 ^~		8,059	5,494
3.133% due 11/25/2035 ^~		12,053	10,527
3.152% due 05/25/2036 ~		20	16
3.155% due 05/25/2036 ~		14,686	10,238
3.167% due 09/25/2034 ~		51	57
3.272% due 09/25/2035 ~		6,323	4,702
3.295% due 04/25/2035 ~		532	499
3.326% due 03/25/2036 ^~		8,902	7,729
3.389% due 08/25/2036 ^~		3,267	2,157
4.420% due 07/25/2035 ^~		11,251	9,637
Bear Stearns Mortgage Funding Trust
0.262% due 03/25/2037 •		53,425	50,620
0.272% due 06/25/2037 •		10,751	10,176
0.292% due 11/25/2036 •		20,416	19,494
0.292% due 09/25/2046 •		22,617	22,238
0.302% due 06/25/2037 •		58,028	56,736
0.312% due 08/25/2036 •		10,432	10,287
Bear Stearns Structured Products, Inc. Trust
2.986% due 12/26/2046 ^~		152	134
3.227% due 01/26/2036 ^~		7,292	6,250
7.000% due 07/25/2037 ~		31,400	15,548
BellaVista Mortgage Trust 0.593% due 05/20/2045 •		172	126
Benchmark Mortgage Trust
0.665% due 07/15/2053 ~(a)		68,256	3,291
1.570% due 12/17/2053 ~(a)		219,024	23,837
1.919% due 07/15/2053 ~(a)		104,278	11,785
Business Mortgage Finance PLC 0.000% due 08/15/2040 •	EUR	2,356	2,792
BX Commercial Mortgage Trust 2.573% due 12/15/2036 •		$43,672	43,736
BXP Trust 3.379% due 06/13/2039		28,700	31,420
CFCRE Commercial Mortgage Trust 1.244% due 11/10/2049 ~(a)		152,769	7,440
Chase Mortgage Finance Trust
2.369% due 02/25/2037 ~		24	25
2.622% due 06/25/2035 ~		32	33
2.770% due 06/25/2035 ~		3	3

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.794% due 01/25/2036 ~		162	149
2.794% due 01/25/2036 ^~		262	242
2.877% due 12/25/2035 ^~		280	271
3.132% due 03/25/2037 ^~		3,787	3,806
3.206% due 09/25/2036 ^~		13	12
3.311% due 12/25/2037 ^~		431	386
5.500% due 11/25/2035		850	801
6.000% due 10/25/2036		547	371
6.000% due 11/25/2036		1,927	1,305
6.000% due 12/25/2036		116	80
6.000% due 02/25/2037		1,422	811
6.000% due 03/25/2037 ^		832	588
6.000% due 05/25/2037		13,075	9,028
6.250% due 10/25/2036		5,205	3,590
ChaseFlex Trust
0.372% due 05/25/2037 •		19,284	18,600
0.392% due 07/25/2037 •		11,850	10,967
4.491% due 09/25/2036 ~		5,659	5,685
6.300% due 06/25/2036 ^~		12,759	12,561
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.772% due 08/25/2037 •		5,922	5,626
4.152% due 08/25/2037 ^þ		909	883
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	138,352
0.000% due 05/20/2046		9	106,275
0.849% due 03/17/2046 •		850,945	1,186,544
1.299% due 03/17/2046 •		125,536	173,499
1.799% due 03/17/2046 •		116,569	162,086
2.299% due 03/17/2046 •		71,735	99,337
3.049% due 03/17/2046 •		35,868	49,064
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.272% due 05/25/2036 •		$167	159
0.322% due 05/25/2036 •		325	309
0.372% due 01/25/2035 •		292	298
0.392% due 08/25/2035 •		44	45
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		125	124
6.000% due 08/25/2036		3,850	3,964
Citigroup Commercial Mortgage Trust
1.633% due 10/10/2049 ~(a)		324,877	17,610
3.349% due 02/10/2049		40,000	42,968
Citigroup Mortgage Loan Trust
0.000% due 09/25/2060 ~(a)		940,858	15,810
0.000% due 09/25/2060 ~		968	966
0.000% due 10/25/2060		1,276,156	39,290
0.000% due 09/25/2064 ~		67	67
0.000% due 03/01/2065		4,475,320	73,227
0.000% due 03/01/2065 «		1,254	1,252
0.000% due 03/01/2070		473,146	45,038
0.000% due 01/25/2082 (a)		737	735
0.110% due 10/25/2060		1,166,425	4,715
0.150% due 09/25/2060 ~(a)		866,273	6,300
0.150% due 03/01/2070		428,627	2,587
0.162% due 01/25/2037 •		233	213
0.519% due 05/20/2047 •		10,806	9,840
0.592% due 09/25/2036 •		935	915
0.634% due 12/25/2035 ~		8,081	7,217
0.842% due 08/25/2035 •		7,745	7,093
1.042% due 09/25/2037 •		2,839	2,283
1.500% due 10/25/2060		955,974	960,344
1.500% due 03/01/2065 «		2,055,011	2,048,770
1.500% due 03/01/2070		340,598	342,496
1.613% due 08/25/2036 •		30,943	14,055
1.750% due 09/25/2060 ~		584,181	591,269
1.915% due 08/25/2035 ~		258	260
2.000% due 09/25/2060 ~		65,780	65,108
2.224% due 09/25/2037 ~		1,240	1,256
2.250% due 03/01/2065 «		135,165	139,058
2.376% due 03/25/2034 ~		330	342
2.457% due 10/25/2035 ~		1,929	1,219
2.470% due 05/25/2035 •		22	22
2.500% due 10/25/2060		69,657	70,452
2.520% due 03/25/2036 ^•		257	257
2.537% due 09/25/2037 ~		1,384	998
2.570% due 03/25/2036 ^~		1,990	1,931
2.592% due 10/25/2035 ~		26	24
2.625% due 10/25/2046 ^~		2,382	2,350
2.627% due 03/25/2035 ~		8,164	8,401
2.640% due 11/25/2036 ~		4,830	3,913
2.736% due 11/25/2036 ^~		141	137
2.750% due 09/25/2060		57,244	58,146
2.750% due 03/01/2065 «		101,375	102,579
2.750% due 03/01/2070		23,221	23,976
2.796% due 07/25/2036 ~		1,380	1,280
2.923% due 03/25/2037		3,792	3,358
2.966% due 11/25/2036		2,084	2,047

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.996% due 08/25/2035 ~		320	332
3.000% due 10/25/2060		68,367	70,891
3.000% due 03/01/2065 «		80,097	79,891
3.000% due 03/01/2070		26,154	27,149
3.047% due 06/25/2036 ^~		2,266	2,304
3.133% due 11/25/2036 ~		4,891	4,524
3.188% due 06/25/2036		1,182	1,150
3.228% due 09/25/2059 þ		19,830	19,917
3.234% due 09/25/2037 ~		4,447	4,300
3.234% due 09/25/2037		2,382	2,324
3.250% due 09/25/2060		50,716	52,808
3.252% due 03/25/2037 ^~		1,105	1,049
3.342% due 03/01/2065 «		131,411	118,296
3.500% due 10/25/2060		52,242	54,808
3.500% due 03/01/2070		20,531	21,532
3.521% due 07/25/2036 ~		2,571	2,112
3.915% due 10/25/2060		126,415	125,675
4.066% due 09/25/2060 ~		66,282	69,552
4.082% due 09/25/2060 ~		108,965	103,598
4.145% due 01/25/2082 ~		327,718	318,726
4.198% due 03/01/2070		21,753	23,264
4.253% due 09/25/2064 ~		121,995	115,537
5.250% due 03/25/2037		2,790	2,488
5.750% due 09/25/2021		510	503
5.750% due 04/25/2047		4,377	3,307
6.000% due 05/25/2037		3,554	3,285
6.000% due 08/25/2037 ~		13,605	10,195
6.250% due 11/25/2037 ~		2,133	1,407
6.500% due 10/25/2036 ~		6,434	4,880
Citigroup Mortgage Loan Trust, Inc.
1.998% due 02/25/2034 ~		4	4
2.470% due 04/25/2035 ~		1,628	1,630
2.907% due 05/25/2035 ~		243	252
2.911% due 12/25/2035 ^~		271	190
6.000% due 05/25/2035		2,997	3,105
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.212% due 09/25/2035 ^~		390	353
CitiMortgage Alternative Loan Trust
5.359% due 02/25/2037 •(a)		2,125	365
5.500% due 04/25/2022 ^		130	130
5.750% due 12/25/2036		382	383
5.750% due 03/25/2037		610	613
6.000% due 07/25/2036		337	334
6.000% due 06/25/2037 ^		4,143	4,161
6.000% due 10/25/2037		2,410	2,380
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	5,933	6,892
0.251% due 12/15/2032 •	GBP	679	920
CNL Commercial Mortgage Loan Trust 0.573% due 05/15/2031 •		$314	294
Commercial Mortgage Trust
0.248% due 04/10/2047 ~(a)		58,814	277
1.254% due 08/10/2047 ~(a)		201,079	5,488
1.535% due 10/10/2049 ~(a)		218,307	11,451
3.140% due 10/10/2036		13,000	13,795
3.546% due 06/10/2047		8,212	8,725
3.550% due 02/10/2049		20,310	21,557
3.955% due 02/10/2047		3,400	3,631
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		422	421
6.000% due 05/25/2036 ^		66	53
6.000% due 08/25/2037 ^~		2,231	1,561
Countrywide Alternative Loan Trust
0.232% due 06/25/2037 •		15,488	14,820
0.252% due 01/25/2037 •		27,279	24,974
0.252% due 09/25/2047 •		21,331	20,769
0.262% due 01/25/2037 ^•		24	79
0.272% due 05/25/2047 •		7,643	7,310
0.273% due 02/20/2047 ^•		15,378	12,063
0.283% due 03/20/2047 •		24,379	21,084
0.288% due 12/20/2046 ^•		44,409	38,873
0.293% due 07/20/2046 ^•		7,065	5,611
0.302% due 07/25/2046 •		6,518	6,225
0.302% due 04/25/2047 •		13,163	9,907
0.303% due 09/20/2046 •		3,548	2,930
0.312% due 09/25/2047 •		15,712	14,942
0.332% due 06/25/2036 •		1,116	1,083
0.412% due 06/25/2036 •		13,625	11,691
0.412% due 11/25/2036 •		13,893	13,676
0.412% due 07/25/2046 •		8,432	8,197
0.432% due 11/25/2036 «•		27	0
0.442% due 09/25/2034 •		226	205
0.452% due 11/25/2036 •		6,889	7,421
0.462% due 02/25/2037 ^•		396	97
0.472% due 09/25/2046 ^•		26,828	25,935
0.472% due 10/25/2046 •		3,016	2,930

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.492% due 02/25/2036 •	1,923	1,838
0.492% due 06/25/2036 ^•	76	38
0.512% due 05/25/2035 •	5,034	4,901
0.513% due 05/20/2046 ^•	25,766	22,300
0.532% due 05/25/2035 •	2,807	2,615
0.592% due 12/25/2035 •	36,166	26,444
0.592% due 12/25/2035 ^•	1,991	997
0.592% due 04/25/2036 •	7,076	2,542
0.612% due 07/25/2035 •	283	280
0.612% due 08/25/2035 •	9,964	7,073
0.632% due 02/25/2036 •	1,139	985
0.642% due 11/25/2035 •	3,106	1,619
0.652% due 08/25/2035 •	1,951	1,864
0.652% due 12/25/2035 •	399	398
0.652% due 02/25/2037 •	14,752	13,011
0.672% due 11/25/2035 •	571	555
0.672% due 02/25/2036 ^•	7,569	7,428
0.672% due 05/25/2036 •	4,744	4,608
0.712% due 08/25/2035 •	971	882
0.712% due 10/25/2035 •	19	16
0.712% due 11/25/2035 •	3,756	3,699
0.731% due 11/20/2035 •	6,769	6,314
0.751% due 11/20/2035 •	27,024	25,950
0.752% due 09/25/2035 •	2,532	1,969
0.752% due 10/25/2035 •	1,598	1,291
0.792% due 09/25/2035 •	8,136	7,737
0.792% due 12/25/2035 •	15,427	14,965
0.892% due 08/25/2035 •	1,336	939
0.892% due 01/25/2036 •	1,951	1,805
1.092% due 08/25/2035 •	4,451	2,507
1.112% due 10/25/2034 •	8,052	7,922
1.116% due 12/25/2035 •	10,506	9,860
1.216% due 08/25/2035 ^•	15	14
1.426% due 07/20/2035 •	2,943	2,719
1.516% due 08/25/2035 •	164	160
1.632% due 11/25/2035 •	3,844	3,558
1.667% due 02/25/2035 •	4,624	4,518
1.676% due 08/25/2035 •	4,322	4,212
1.742% due 08/25/2034 •	6,083	5,916
1.742% due 10/25/2034 •	5,567	5,472
1.761% due 06/25/2035 •	270	259
1.949% due 03/25/2047 ^•	4,978	4,358
2.166% due 10/20/2035 •	18,443	14,864
2.186% due 10/20/2035 •	10,568	8,787
2.484% due 05/25/2035 ~	2,949	2,243
2.504% due 06/25/2037 ~	70	64
2.681% due 12/25/2035 ~	105	101
2.802% due 03/25/2047 ~	4,229	4,226
2.836% due 12/25/2034 ~	7,441	7,957
2.851% due 08/25/2034 ~	4,386	4,212
2.871% due 11/25/2035 ^~	276	264
3.051% due 02/25/2037 ^~	832	832
3.063% due 08/25/2036 ~	533	534
3.288% due 06/25/2037 ^~	4,825	4,443
3.305% due 12/25/2035 ~	114	110
4.859% due 11/25/2035 •(a)	3,106	450
5.000% due 08/25/2035	3,680	3,382
5.009% due 11/25/2035 •(a)	3,376	643
5.159% due 08/25/2036 •(a)	9,581	2,361
5.500% due 03/25/2035	2,920	2,911
5.500% due 05/25/2035	667	615
5.500% due 06/25/2035	175	169
5.500% due 07/25/2035	54	51
5.500% due 08/25/2035	4,530	4,532
5.500% due 09/25/2035 ^	30,470	28,630
5.500% due 11/25/2035	6,406	5,693
5.500% due 11/25/2035 ^	2,605	2,511
5.500% due 12/25/2035	3,400	2,601
5.500% due 01/25/2036	7,219	6,774
5.500% due 02/25/2036	36,716	30,527
5.500% due 02/25/2036 ^	58	47
5.750% due 05/25/2036	294	187
5.750% due 08/25/2036	4,441	3,480
5.750% due 03/25/2037	4,415	3,473
5.750% due 06/25/2037	3,431	2,347
5.750% due 07/25/2037	1,027	844
5.750% due 04/25/2047 ^	423	340
5.750% due 04/25/2047	1,983	1,593
6.000% due 11/25/2034	3,894	4,119
6.000% due 02/25/2035	23,513	22,728
6.000% due 02/25/2036	39,365	31,770
6.000% due 03/25/2036 ^	11,003	7,560
6.000% due 04/25/2036 ^	819	522
6.000% due 04/25/2036	11,740	8,164
6.000% due 05/25/2036 ^	1,555	1,052
6.000% due 05/25/2036	10,044	7,587

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

6.000% due 06/25/2036	9,002	6,934
6.000% due 07/25/2036	9,920	8,182
6.000% due 08/25/2036 ^	1,180	960
6.000% due 08/25/2036	3,546	2,888
6.000% due 01/25/2037	1,205	1,211
6.000% due 02/25/2037 ^	3,743	2,152
6.000% due 03/25/2037 ^	2,733	1,648
6.000% due 04/25/2037 ^	5,182	3,513
6.000% due 04/25/2037	3,562	2,369
6.000% due 05/25/2037 ^	2,777	1,860
6.000% due 05/25/2037	9,758	6,292
6.000% due 06/25/2037	575	405
6.000% due 08/25/2037 •	6,024	4,365
6.250% due 11/25/2036	4,907	3,462
6.250% due 12/25/2036	3,293	2,118
6.250% due 11/25/2046	2,322	1,763
6.500% due 05/25/2036 ^	2,907	2,102
6.500% due 06/25/2036 ^	979	736
6.500% due 08/25/2036 ^	2,605	1,342
6.500% due 09/25/2036	5,788	4,293
6.500% due 12/25/2036 ^	2,654	1,758
6.500% due 08/25/2037 ^	10,113	6,194
6.500% due 09/25/2037 ^	19,518	11,542
6.500% due 11/25/2037	8,657	5,858
7.000% due 08/25/2034	202	197
7.000% due 09/25/2036	27,380	10,973
7.250% due 08/25/2032	130	139
7.500% due 12/25/2034	105	32
Countrywide Home Loan Mortgage Pass-Through Trust
0.362% due 04/25/2035 •	1,975	1,890
0.432% due 03/25/2036 •	7	5
0.492% due 04/25/2046 •	401	379
0.552% due 05/25/2035 •	300	266
0.592% due 05/25/2036 •	2,346	955
0.632% due 03/25/2035 •	411	401
0.672% due 04/25/2035 •	4,820	4,577
0.692% due 03/25/2035 •	1,396	1,147
0.692% due 05/25/2035 •	8,162	6,941
0.732% due 03/25/2035 •	15,603	14,382
0.752% due 02/25/2035 •	441	409
0.772% due 02/25/2035 •	841	790
0.792% due 02/25/2036 ^•	3	2
0.832% due 02/25/2035 •	7,279	6,812
0.852% due 09/25/2034 •	110	111
2.016% due 07/25/2034 ~	108	109
2.076% due 05/25/2034 ~	63	63
2.081% due 02/20/2036 •	6,807	5,592
2.109% due 02/20/2036 ^•	774	777
2.195% due 02/20/2036 ^•	1,807	1,606
2.195% due 02/20/2036 •	30	28
2.207% due 02/20/2036 •	609	585
2.241% due 02/25/2034 ~	113	110
2.311% due 09/25/2034 ^~	25	22
2.462% due 10/25/2033 ~	47	48
2.541% due 12/25/2033 ~	56	56
2.548% due 02/25/2035 ~	6,017	5,378
2.575% due 04/25/2035 ~	550	490
2.586% due 05/20/2034 ~	42	43
2.598% due 03/25/2035 ~	257	234
2.605% due 09/25/2034 ~	237	242
2.609% due 03/20/2036	5,618	5,621
2.665% due 02/20/2035 ~	377	382
2.711% due 10/20/2035 ^~	536	533
2.711% due 10/20/2035 ~	2,245	2,236
2.719% due 11/20/2035 ~	22,445	20,241
2.728% due 10/20/2034 ~	3,442	3,520
2.731% due 03/25/2035 ~	439	465
2.744% due 05/20/2036 ~	9,243	8,631
2.756% due 12/19/2033 ~	8	9
2.759% due 11/20/2035	794	734
2.760% due 11/20/2034 ~	175	181
2.760% due 04/25/2047 ~	11,252	10,156
2.766% due 08/20/2035 ^~	6,995	6,930
2.789% due 04/25/2035 ^~	23	22
2.790% due 04/25/2037 ~	2,339	2,291
2.799% due 02/20/2036 ~	3,941	3,900
2.808% due 01/25/2036 ~	4,227	4,050
2.846% due 02/25/2047 ^~	11,206	10,795
2.847% due 09/20/2034 ~	116	112
2.847% due 09/20/2035 ~	9,169	8,601
2.871% due 05/20/2036 ~	3,176	3,091
2.871% due 05/20/2036 ^~	14,816	15,319
2.905% due 05/19/2033 ~	106	102
2.929% due 04/20/2036 ~	286	260
2.943% due 05/20/2035 ~	899	884
2.949% due 03/25/2037 ^~	189	177

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.951% due 09/25/2037 ^~	2,197	2,158
2.965% due 09/20/2035 ~	7,009	6,979
2.992% due 08/25/2034 ^~	4	4
2.992% due 08/25/2034 ~	16	16
2.996% due 05/20/2036 ~	3,257	2,912
2.997% due 07/19/2033 ~	369	381
3.014% due 09/20/2036 ^~	963	929
3.015% due 06/20/2036 ~	6,555	6,270
3.041% due 09/25/2047 ^~	1,228	1,182
3.083% due 11/25/2037 ~	14,129	13,678
3.093% due 11/25/2037 ~	21,432	21,311
3.114% due 05/20/2036 ^~	1,931	1,874
3.138% due 11/25/2037 ~	24,529	24,561
3.244% due 06/25/2047 ^~	4,521	4,671
3.296% due 11/20/2035 ~	1,620	1,395
5.250% due 12/25/2027	594	502
5.250% due 07/25/2034	236	236
5.500% due 04/25/2035	26	25
5.500% due 08/25/2035 ^	135	106
5.500% due 08/25/2035	2,294	1,807
5.500% due 09/25/2035	1,527	1,335
5.500% due 10/25/2035	95	78
5.500% due 10/25/2035 ^	256	219
5.500% due 11/25/2035	289	221
5.500% due 01/25/2036	865	715
5.750% due 08/25/2034	199	201
5.750% due 02/25/2036	534	379
5.750% due 02/25/2037	255	182
5.750% due 03/25/2037	2,615	1,961
5.750% due 05/25/2037	94	70
5.750% due 05/25/2037 ^	286	211
5.750% due 07/25/2037 ^	1,965	1,482
5.750% due 07/25/2037	383	289
5.850% due 05/25/2036	2,663	1,856
6.000% due 12/25/2035	19	16
6.000% due 02/25/2037	1,783	1,314
6.000% due 02/25/2037 ^	5,366	3,509
6.000% due 03/25/2037	1,953	1,447
6.000% due 03/25/2037 ^	2,628	2,022
6.000% due 04/25/2037	324	241
6.000% due 05/25/2037 ^	3,468	2,381
6.000% due 05/25/2037	24	16
6.000% due 07/25/2037	7,396	4,921
6.000% due 08/25/2037	872	646
6.000% due 09/25/2037	2,398	1,814
6.000% due 10/25/2037	126	117
6.000% due 01/25/2038	9,243	6,441
6.250% due 09/25/2036	2,445	1,551
6.250% due 10/25/2036	112	80
6.500% due 11/25/2036	10,477	6,726
6.500% due 05/25/2037	240	174
6.500% due 10/25/2037 ^	4,527	2,447
6.500% due 10/25/2037	14,140	10,067
6.500% due 11/25/2037 ^	3,936	2,325
6.500% due 12/25/2037	21,981	13,886
6.500% due 11/25/2047	12,959	9,187
Countrywide Home Loan Reperforming REMIC Trust
0.492% due 11/25/2034 •	7,753	7,233
0.492% due 09/25/2035 •	1,063	950
5.709% due 01/25/2034	19,474	19,633
Credit Suisse First Boston Mortgage Securities Corp.
0.742% due 11/25/2031 •	539	351
0.742% due 09/25/2035 •	2,935	2,123
1.242% due 11/25/2034 •	5,643	5,367
2.279% due 11/25/2031 •	212	137
2.413% due 04/25/2034 ~	5	5
5.250% due 09/25/2035	696	681
5.750% due 04/22/2033	20	21
6.000% due 01/25/2036 ^	2,813	2,310
6.500% due 01/25/2036	383	171
7.000% due 01/25/2036	4,837	1,073
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~	23	24
2.428% due 10/25/2033 ~	14	14
5.500% due 10/25/2035	3,586	2,585
6.000% due 11/25/2035 ^	237	98
Credit Suisse Mortgage Capital Certificates
0.382% due 07/27/2037 •	1,152	1,064
0.532% due 05/27/2037 •	11,632	10,654
0.566% due 04/27/2037 ~	11,462	6,102
2.561% due 04/26/2038 ~	3,074	3,085
2.640% due 11/26/2036 ~	4,200	3,361
2.974% due 04/26/2047 ~	12,860	8,731
3.086% due 09/26/2036 ~	928	897
3.451% due 08/27/2037 ~	15,949	14,841
4.000% due 08/27/2037 ~	15,205	14,979

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.561% due 04/25/2036 ~	7,313	6,483
6.000% due 04/26/2037 ~	5,570	5,571
6.742% due 02/27/2047 ~	105,165	62,096
7.000% due 08/26/2036	2,437	1,574
Credit Suisse Mortgage Capital Certificates Trust 3.404% due 01/27/2059 ~	41,030	39,113
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.592% due 07/25/2036 •	16,035	7,321
5.000% due 04/25/2037	795	786
5.500% due 03/25/2037	394	297
6.000% due 08/25/2036	4,337	3,333
6.000% due 02/25/2037	1,994	1,773
6.000% due 06/25/2037	2,126	716
6.250% due 08/25/2036 ^	812	521
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	47,845	46,211
0.000% due 07/25/2049 (h)	1,101,703	1,142,489
0.000% due 12/25/2054 (h)	37	37
0.000% due 07/25/2057 (h)	291	290
0.000% due 01/25/2058 (h)	283	283
0.000% due 04/25/2058 (a)(h)	11	11
0.000% due 07/25/2058 (h)	831	830
0.000% due 01/27/2059 (h)	570	569
0.000% due 01/27/2059 (a)	963,598	58
0.000% due 04/25/2059 ~(a)	482,781	29
0.000% due 09/25/2059 ~	40,457	42,670
0.000% due 10/25/2060 (h)	766	765
0.000% due 11/25/2076 (h)	1,592	1,585
0.000% due 11/25/2076 (a)	1,123,073	67
1.000% due 06/01/2051 (a)	1,274	1,264
1.370% due 06/01/2051 «	234,723	233,585
1.384% due 08/15/2037 ~(a)	144,920	6,916
1.397% due 06/01/2051 (a)	382,972	11,400
2.348% due 04/25/2058 ~	400,594	401,595
2.500% due 07/25/2057 ~	537,797	560,725
2.618% due 06/01/2051 «	23,285	23,451
2.856% due 09/25/2048 ~	137,716	125,932
2.942% due 06/25/2048 ~	962,960	953,522
2.980% due 10/27/2059 ~	5,263	5,310
2.982% due 06/01/2050 ~	1,295,159	1,327,152
3.023% due 07/25/2050 ~	47,091	48,261
3.084% due 07/25/2057 ~	335,374	258,004
3.100% due 06/01/2051 «	22,481	22,837
3.160% due 06/25/2046 ~	463,592	473,184
3.250% due 01/27/2059 ~	605,233	646,637
3.250% due 04/25/2059 ~	297,788	314,726
3.276% due 07/25/2058 ~	3,270,762	3,198,667
3.322% due 10/25/2058 ~	16,657	16,786
3.333% due 10/25/2060 ~	1,804,845	1,786,376
3.431% due 10/27/2060 ~(a)	77,171	70,954
3.434% due 07/25/2057 ~	25,582	22,685
3.500% due 11/25/2076 ~	687,918	739,404
3.520% due 06/01/2051 «	82,684	71,094
3.524% due 06/01/2052 «	16,125	16,194
3.613% due 06/01/2051 «	19,800	20,236
3.640% due 01/25/2058 ~	211,744	204,183
3.657% due 07/25/2049	47,497	49,235
3.702% due 04/25/2059 ~	182,996	171,863
3.726% due 10/25/2058 ~	14,418	14,679
3.837% due 10/27/2060 ~	13,274	12,906
3.877% due 12/25/2054 ~	142,036	136,113
3.902% due 11/25/2076 ~	430,959	413,260
3.925% due 01/27/2059 ~	356,200	337,686
4.324% due 09/25/2057 ~	802,908	856,324
4.456% due 12/25/2048 ~	333,961	343,910
4.787% due 05/27/2053 ~	90,381	99,516
5.051% due 09/25/2057 ~	34,632	35,925
5.113% due 09/25/2059 ~	444,088	489,139
CRSNT Commercial Mortgage Trust 0.536% due 04/15/2036	175,301	1,175
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	725	756
3.617% due 11/15/2048	15,440	16,333
DBJPM Mortgage Trust 1.831% due 09/15/2053 ~(a)	63,419	6,500
Deutsche ALT-A Securities, Inc. 0.392% due 04/25/2037 •	16,812	11,963
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.222% due 08/25/2047 •	45,331	43,476
0.232% due 07/25/2047 •	10,223	9,728
0.242% due 12/25/2036 •	4,645	4,518
0.242% due 03/25/2037 ^•	17,783	17,808
0.242% due 02/25/2047 •	1,575	1,101
0.252% due 01/25/2047 •	2,225	2,518
0.282% due 08/25/2047 •	14,278	13,756
0.292% due 02/25/2047 •	4,723	4,504

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.422% due 08/25/2037 ^•		9,556	8,179
0.472% due 08/25/2036 •		2,347	2,298
0.472% due 10/25/2036 •		15,880	7,127
0.652% due 08/25/2036 •		10,577	10,411
0.792% due 06/25/2037 •		58,965	57,743
0.842% due 10/25/2047 •		33,130	31,159
0.886% due 04/25/2047 •		19,152	18,475
1.442% due 11/25/2035 •		3,942	4,428
2.822% due 10/25/2035 ~		276	270
5.250% due 09/25/2035 ~		3,845	3,817
5.500% due 11/25/2035 ~		66	76
5.500% due 12/25/2035		1,903	1,881
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.909% due 06/25/2036 ~		9,948	9,899
5.431% due 02/25/2036 ~		2,563	2,570
5.530% due 02/25/2036 ~		4,405	4,418
5.650% due 10/25/2036 ~		13,186	13,033
5.900% due 10/25/2036 ~		5,685	5,626
6.369% due 10/25/2036 ^þ		915	905
6.386% due 10/25/2036 ^þ		144	143
6.420% due 07/25/2036 ~		4,148	4,085
6.600% due 10/25/2036 þ		3,929	3,882
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2.209% due 06/25/2034 ~		6	5
Downey Savings & Loan Association Mortgage Loan Trust
0.273% due 04/19/2047 ^•		79	73
0.423% due 09/19/2045 •		1,586	1,206
0.513% due 03/19/2045 •		557	568
0.593% due 02/19/2045 •		1,185	1,179
0.873% due 11/19/2044 •		2,084	2,077
0.893% due 11/19/2044 •		64	62
0.913% due 09/19/2044 •		3,446	3,391
1.056% due 04/19/2046 •		5,981	5,825
2.506% due 07/19/2044 ~		383	378
2.605% due 07/19/2044 ~		12	12
Durham Mortgages
0.000% due 03/31/2054 (h)	GBP	38,229	52,266
0.000% due 03/31/2054 ~		54,852	80,341
1.788% due 03/31/2054 •		49,153	68,025
2.288% due 03/31/2054 •		16,383	22,655
3.338% due 03/31/2054 •		244	337
4.338% due 03/31/2054 •		38,229	52,739
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 •		335,903	463,340
0.000% due 05/28/2054 (h)		17,086	18,806
0.000% due 05/28/2054 ~		31,919	33,332
E-MAC NL BV 1.721% due 07/25/2036 •	EUR	349	403
EMF-UK PLC 1.064% due 03/13/2046 •	GBP	22,772	31,552
Eurosail PLC
0.000% due 03/13/2045 •	EUR	485	572
0.241% due 12/15/2044 •	GBP	220	304
0.244% due 12/10/2044 •		1,833	2,523
0.244% due 03/13/2045 •		1,425	1,959
0.484% due 09/13/2045 •		35,658	48,957
0.854% due 09/13/2045 •		32,619	43,904
1.034% due 06/13/2045 •		4,133	5,729
First Horizon Alternative Mortgage Securities Trust
0.462% due 02/25/2037 •		$179	59
0.842% due 04/25/2036 •		1,554	621
2.262% due 02/25/2035 ~		638	650
2.297% due 08/25/2034 ~		212	220
2.308% due 08/25/2035 ~		6	6
2.365% due 12/25/2035 ~		1,927	1,785
2.375% due 03/25/2035 ~		381	362
2.383% due 04/25/2036 ^~		1,161	1,096
2.392% due 09/25/2035 ^~		1,090	1,065
2.540% due 09/25/2036		4,508	3,946
2.591% due 04/25/2035 ~		1,924	2,048
2.690% due 01/25/2036 ^~		3,286	2,261
2.749% due 08/25/2035 ^~		1,114	1,041
2.753% due 02/25/2036 ~		82	69
5.459% due 04/25/2037 •(a)		2,844	525
5.750% due 02/25/2036		2,856	1,944
6.000% due 07/25/2036		1,900	1,291
6.000% due 11/25/2036		1,131	619
6.250% due 11/25/2036		2,180	1,233
6.250% due 08/25/2037 ^		103	69
First Horizon Mortgage Pass-Through Trust
2.625% due 10/25/2035 ~		105	62
2.806% due 05/25/2037 ^~		1,749	1,019
2.861% due 08/25/2035 ~		49	39
2.917% due 11/25/2037 ^~		45	32
2.918% due 01/25/2037 ^~		543	435

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.942% due 10/25/2035 ^~		829	835
5.750% due 05/25/2037 ^		180	120
Fondo de Titulizacion Hipotecaria UCI 0.000% due 06/22/2036 •	EUR	940	1,105
Fremont Home Loan Trust 0.917% due 01/25/2034 •		$1,818	1,807
GCAT LLC 2.611% due 12/25/2025 þ		8,532	8,584
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,460	9,361
GMAC Mortgage Corp. Loan Trust
2.734% due 03/18/2035 ~		467	473
2.998% due 11/19/2035 ~		138	138
3.143% due 03/18/2035 ~		3	3
3.147% due 11/19/2035 ~		325	275
3.631% due 11/19/2035 ~		121	122
3.759% due 03/18/2035 ~		531	521
Grace Trust 0.390% due 12/10/2040 ~(a)		174,400	4,667
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	171	202
0.000% due 03/18/2039 •		2,628	3,099
0.230% due 06/18/2038 •	GBP	151	206
0.255% due 06/18/2039 •		$1,102	1,087
GreenPoint Mortgage Funding Trust
0.252% due 02/25/2037 ^•		1,161	2,978
0.272% due 01/25/2037 •		7,569	7,318
0.292% due 03/25/2047 •		13,560	13,763
0.412% due 09/25/2046 ^•		4,464	4,185
0.512% due 04/25/2036 •		12,591	12,330
0.572% due 08/25/2045 •		248	239
0.612% due 10/25/2045 •		486	493
0.632% due 11/25/2045 •		52	47
0.712% due 10/25/2045 •		3,509	3,281
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	22,939	26,741
GS Mortgage Securities Corp. 0.395% due 05/03/2032 ~(a)		$179,000	1,803
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,381
GS Mortgage Securities Trust
0.000% due 07/01/2070 «		342	342
0.418% due 03/10/2044 ~(a)		2,456	0
0.621% due 11/10/2049 ~(a)		122,534	3,301
0.625% due 08/10/2044 ~(a)		2,545	0
0.714% due 08/10/2046 ~(a)		95,864	1,008
0.891% due 08/10/2043 ~(a)		34,025	412
1.000% due 07/01/2070 (a)		452,941	11,240
1.260% due 07/01/2070 «		176,013	175,482
2.064% due 01/10/2045 ~(a)		3,525	6
2.163% due 05/10/2045 ~(a)		21,237	131
2.270% due 07/01/2070 «		11,015	11,115
2.560% due 07/01/2070 «		8,464	8,558
3.120% due 05/10/2050		2,072	2,158
3.278% due 10/10/2048		5,466	5,748
3.365% due 11/10/2047		5,182	5,406
3.570% due 07/01/2070 «		29,336	28,353
3.801% due 01/10/2047		9,571	9,983
3.970% due 07/01/2070 «		7,073	7,167
GSC Capital Corp. Mortgage Trust 0.492% due 02/25/2036 •		6,069	6,123
GSMPS Mortgage Loan Trust
0.442% due 01/25/2035 •		20,826	19,188
0.442% due 03/25/2035 •		3,205	3,004
0.492% due 06/25/2034 •		33,730	30,630
7.087% due 10/20/2032 ~		12,568	12,709
GSMSC Pass-Through Trust
3.852% due 09/25/2036 ~		794	411
7.500% due 10/25/2036 ~		1,099	461
GSMSC Resecuritization Trust
0.227% due 02/26/2037 •		34,046	30,576
0.232% due 10/26/2036 •		12,777	11,169
0.232% due 04/26/2037 •		56,017	29,258
GSR Mortgage Loan Trust
0.542% due 07/25/2037 ^•		159	33
0.612% due 08/25/2046 •		30,120	17,602
1.790% due 04/25/2032 •		11	10
2.250% due 07/25/2035 ~		319	318
2.391% due 03/25/2037 ~		902	833
2.464% due 05/25/2035 ~		3,689	3,279
2.632% due 10/25/2035 ~		341	342
2.635% due 04/25/2035 ~		36	36
2.639% due 08/25/2034 ~		231	237
2.678% due 01/25/2035 ~		300	297
2.684% due 04/25/2036 ~		918	754
2.685% due 07/25/2035 ~		1,221	901

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.696% due 11/25/2035 ~		182	128
2.769% due 05/25/2035 ~		652	549
2.800% due 01/25/2035		17	17
2.825% due 11/25/2035 ~		18	18
2.844% due 05/25/2037		1,208	885
2.848% due 11/25/2035 ~		20	20
2.869% due 05/25/2035 ~		883	871
2.880% due 07/25/2035 ~		1,370	1,204
2.891% due 04/25/2035 ~		112	113
2.900% due 01/25/2036 ~		30	31
2.927% due 01/25/2036 ^~		2,709	2,771
2.962% due 09/25/2035 ~		435	439
3.076% due 08/25/2034 ~		815	821
3.089% due 12/25/2034 ~		366	122
3.219% due 05/25/2037 ~		3,556	3,590
3.270% due 09/25/2034 ~		10	10
3.349% due 08/25/2034 ~		29	28
5.000% due 07/25/2036		67	57
5.500% due 03/25/2036		1,809	2,165
5.500% due 06/25/2036 ^		5	38
5.500% due 01/25/2037		1,291	1,920
5.750% due 02/25/2036		413	424
5.750% due 02/25/2037		5	21
6.000% due 11/25/2035		265	162
6.000% due 02/25/2036 ^		441	311
6.000% due 03/25/2036		11,728	6,891
6.000% due 06/25/2036		781	1,102
6.000% due 07/25/2036		1,947	1,518
6.000% due 09/25/2036		1,349	799
6.000% due 01/25/2037		52	45
6.250% due 10/25/2036 ^		15,361	15,482
6.500% due 09/25/2036 ^		1,260	786
6.500% due 10/25/2036		684	487
HarborView Mortgage Loan Trust
0.273% due 11/19/2036 •		5,638	5,437
0.283% due 09/19/2037 •		11,209	10,945
0.313% due 07/19/2047 •		7,753	7,498
0.333% due 12/19/2036 ^•		3,117	3,064
0.433% due 12/19/2036 ^•		84	79
0.473% due 02/19/2046 •		2,118	1,956
0.513% due 11/19/2036 •		4,390	4,129
0.573% due 01/19/2036 ^•		243	231
0.593% due 01/19/2036 •		475	349
0.633% due 07/19/2045 •		9,403	9,188
0.653% due 02/19/2036 •		4,914	3,408
0.653% due 10/20/2045 •		9,065	6,757
0.673% due 07/19/2045 •		48	41
0.713% due 11/19/2035 •		1,143	1,041
0.713% due 08/19/2045 •		434	435
0.733% due 01/19/2035 •		206	194
0.753% due 09/19/2035 •		1,419	1,198
0.793% due 01/19/2035 •		1,353	1,249
0.853% due 01/19/2035 •		252	243
0.873% due 12/19/2034 •		4,076	3,838
0.893% due 11/19/2034 •		194	188
0.893% due 12/19/2034 •		41	39
0.913% due 12/19/2034 •		16,467	14,868
0.953% due 11/19/2034 •		16,461	13,781
0.966% due 12/19/2036 ^•		7,950	7,702
1.092% due 10/25/2037 •		16,170	17,115
1.217% due 06/19/2034 •		21	22
2.193% due 06/19/2045 ^•		4,104	2,381
2.361% due 11/19/2034 ~		37	37
2.630% due 08/19/2034 ~		741	798
2.655% due 12/19/2035 ^~		10	10
2.659% due 07/19/2035 ^~		1,338	1,142
2.711% due 12/19/2035 ~		144	139
3.020% due 12/19/2035 ~		1,860	1,276
3.125% due 06/19/2036 ^~		129	78
3.333% due 08/19/2036 ^~		519	486
3.655% due 06/19/2036 ^~		323	209
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	2,898
2.828% due 11/05/2035		71,800	72,165
Hipocat FTA 0.000% due 07/15/2036 •	EUR	94	111
HomeBanc Mortgage Trust 1.067% due 12/25/2034		$345	346
HSI Asset Loan Obligation Trust
2.610% due 01/25/2037 ~		94	90
2.860% due 01/25/2037 ^~		1,352	1,133
3.068% due 09/25/2037 ~		11,387	11,185
3.351% due 09/25/2037 ~		3,566	3,037
4.054% due 01/25/2037 ~		3,900	3,264
HSI Asset Securitization Corp. Trust
1.052% due 07/25/2035 •		900	896

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.082% due 07/25/2035 •		1,458	1,381
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	18,395	20,424
Impac CMB Trust
0.372% due 10/25/2035 •		$7,389	7,269
0.612% due 04/25/2035 •		2,222	2,223
0.732% due 09/25/2034 •		81	79
0.732% due 03/25/2035 •		7,069	6,941
Impac Secured Assets Trust
0.332% due 03/25/2037 •		37,307	33,433
0.332% due 09/25/2037 •		8,690	7,367
0.452% due 09/25/2037 •		12,823	11,299
0.492% due 05/25/2036 •		53	56
0.792% due 05/25/2036 •		441	440
2.192% due 05/25/2036 •		959	964
5.450% due 03/25/2033 ~		3,023	3,079
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~		5	6
IndyMac Mortgage Loan Trust
0.222% due 10/25/2036 •		81	79
0.282% due 09/25/2046 •		1,678	1,574
0.292% due 10/25/2036 •		3,184	3,122
0.332% due 07/25/2036 •		7,760	7,368
0.332% due 06/25/2037 •		1,253	1,253
0.342% due 02/25/2037 •		20,163	16,061
0.392% due 06/25/2037 ^•		9,530	5,049
0.492% due 06/25/2046 •		18,028	16,507
0.492% due 11/25/2046 •		17,485	16,687
0.512% due 04/25/2046 •		5,957	5,665
0.512% due 05/25/2046 •		41,093	40,146
0.532% due 04/25/2046 •		6,519	6,215
0.552% due 04/25/2035 •		527	491
0.552% due 07/25/2046 •		4,784	4,876
0.572% due 04/25/2035 •		5,746	5,468
0.612% due 07/25/2035 •		14,078	11,701
0.652% due 03/25/2035 •		562	546
0.652% due 07/25/2035 •		2,553	1,574
0.732% due 02/25/2035 •		175	171
0.732% due 07/25/2045 •		196	175
0.772% due 02/25/2035 •		1,149	969
0.892% due 08/25/2034 •		69	66
0.892% due 11/25/2034 •		6	6
0.972% due 09/25/2034 •		80	76
1.652% due 10/25/2036 •		8,243	5,425
1.921% due 05/25/2037 •		56,028	54,775
2.350% due 01/25/2035 ~		482	475
2.485% due 01/25/2036 ^~		64	63
2.533% due 08/25/2035 ~		2,658	2,565
2.644% due 06/25/2037 ^~		12,918	12,154
2.735% due 09/25/2036 ~		3,854	3,292
2.749% due 06/25/2035 ~		63	57
2.753% due 05/25/2036 ~		16,668	12,890
2.789% due 10/25/2035 ~		191	166
2.790% due 11/25/2037 ~		10,045	9,786
2.820% due 11/25/2035 ~		8,827	7,802
2.836% due 11/25/2035 ^~		2,955	2,887
2.837% due 12/25/2035 ~		7,220	6,508
2.838% due 07/25/2037 ~		20,855	16,878
2.858% due 03/25/2035 ~		24	24
2.860% due 01/25/2036 ~		1,720	1,522
2.864% due 11/25/2035 ^~		373	346
2.869% due 06/25/2037 ~		5,002	3,339
2.891% due 04/25/2035 ~		17	16
2.932% due 12/25/2035 ~		1,389	1,118
2.959% due 06/25/2036 ~		24,771	20,939
2.962% due 07/25/2036 ~		8,222	7,318
2.969% due 06/25/2036 ~		570	569
2.972% due 03/25/2035 ~		355	359
2.979% due 09/25/2035 ^~		1,992	1,906
2.986% due 08/25/2035 ^		2,166	1,999
2.986% due 08/25/2035 ~		4,482	4,156
3.009% due 06/25/2036 ~		226	182
3.017% due 05/25/2037 ^		4,651	4,384
3.036% due 01/25/2036 ~		127	124
3.043% due 03/25/2037 ~		1,193	1,137
3.100% due 05/25/2037 ^~		21,364	16,343
3.157% due 09/25/2037 ~		10,347	6,124
3.190% due 05/25/2036 ~		13,415	13,684
3.194% due 09/25/2036 ~		73	60
3.201% due 02/25/2036 ~		3,269	3,065
3.222% due 08/25/2037 ~		70	61
3.234% due 07/25/2035 ~		5,046	3,723
3.287% due 01/25/2037 ~		4,815	4,318
6.000% due 06/25/2037		13,837	12,450
6.250% due 11/25/2037 ^		2,017	1,318
6.500% due 09/25/2037		99	75

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)		217,597	2
JP Morgan Alternative Loan Trust
2.742% due 05/25/2036 ^~		817	603
5.692% due 05/26/2037 ~		23,505	3,662
6.500% due 12/25/2036 þ		39,955	38,721
6.810% due 08/25/2036 ^þ		28,194	27,521
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042		158,100	2,528
1.380% due 04/15/2046 ~(a)		119,410	2,073
1.560% due 08/15/2049 ~(a)		158,658	8,626
1.702% due 05/15/2045 ~(a)		113,763	857
1.804% due 11/15/2043 ~(a)		21,178	32
JP Morgan Mortgage Trust
1.702% due 02/25/2034 ~		4	4
1.923% due 10/25/2033 ~		38	38
2.131% due 06/25/2035 ~		126	127
2.434% due 06/25/2035 ~		53	47
2.453% due 02/25/2035 ~		9	9
2.479% due 10/25/2035 ~		8	8
2.559% due 08/25/2036 ~		8,014	7,341
2.577% due 07/25/2035 ~		398	406
2.588% due 10/25/2035 ^~		266	241
2.633% due 06/25/2037 ^~		3,880	3,220
2.641% due 04/25/2036 ~		1,019	942
2.663% due 07/25/2035 ~		1,104	1,116
2.679% due 10/25/2036 ~		379	318
2.708% due 09/25/2035 ~		174	166
2.727% due 07/25/2035 ~		106	107
2.732% due 05/25/2036 ~		793	743
2.734% due 10/25/2036 ^~		1,007	933
2.779% due 12/26/2037 ~		6,086	5,410
2.790% due 04/25/2036 ~		2,880	2,858
2.790% due 04/25/2036 ^~		4,851	4,788
2.801% due 07/25/2035 ~		153	152
2.806% due 08/25/2036 ~		2,961	2,688
2.855% due 08/25/2036 ~		626	581
2.856% due 06/25/2036 ^~		375	330
2.856% due 06/25/2036 ~		916	805
2.866% due 07/25/2035 ~		12	12
2.889% due 02/25/2036 ^~		2,152	1,896
2.902% due 04/25/2035 ~		52	53
2.905% due 11/25/2035 ^~		5,534	5,146
2.913% due 11/25/2035 ~		182	176
2.927% due 04/25/2035 ~		177	181
2.962% due 08/25/2035 ~		683	712
2.968% due 06/25/2036 ~		170	142
2.978% due 04/25/2037 ^~		490	457
2.978% due 04/25/2037 ~		5,213	4,927
3.001% due 05/25/2036 ~		9	8
3.038% due 05/25/2036 ^~		402	366
3.038% due 05/25/2036 ~		489	451
3.038% due 05/25/2036		2,007	1,820
3.065% due 10/25/2035 ~		315	329
3.075% due 04/25/2037 ^~		626	564
3.088% due 11/25/2035 ~		18	16
3.092% due 01/25/2037 ~		443	416
3.154% due 10/25/2037 ~		9,884	8,903
3.191% due 06/25/2037 ^~		343	310
3.214% due 08/25/2035 ^~		1,083	1,022
3.223% due 08/25/2035 ~		6	6
3.315% due 10/25/2036 ^~		963	836
5.000% due 06/25/2021 ^		17	13
5.000% due 03/25/2022		1	1
5.500% due 03/25/2022 ^		3	3
5.500% due 09/25/2035		2,760	2,694
5.500% due 01/25/2036 ^		724	490
5.500% due 08/25/2037		2,490	1,800
5.750% due 03/25/2037		400	258
6.000% due 10/25/2034		3,467	3,437
6.000% due 07/25/2036		2,874	2,160
6.000% due 06/25/2037		12,921	9,110
6.000% due 08/25/2037 ^		95	71
6.500% due 09/25/2035		254	235
7.000% due 08/25/2037 ^		888	660
JP Morgan Resecuritization Trust 0.262% due 11/26/2036 •		12,310	11,939
JPMBB Commercial Mortgage Securities Trust 0.565% due 08/15/2046 ~(a)		42,080	307
JPMDB Commercial Mortgage Securities Trust 0.885% due 12/15/2049 ~(a)		184,824	6,468
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	34,911
0.000% due 10/28/2051 (h)		10,711	14,434
0.849% due 10/28/2051 •		450,275	624,151
1.449% due 10/28/2051 •		21,423	29,616

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.799% due 10/28/2051 •		21,423	29,575
2.249% due 10/28/2051 •		12,854	17,672
3.049% due 10/28/2051 •		7,141	9,696
5.049% due 10/28/2051 •		12,139	15,014
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	22,189
0.882% due 02/22/2045 •		268,850	365,860
2.082% due 02/22/2045 •		82,543	108,876
2.250% due 02/22/2045		26,742	26,768
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,139	1,317
0.282% due 06/17/2039 •	GBP	3,279	4,411
0.364% due 04/17/2044 •		21,599	28,804
LB-UBS Commercial Mortgage Trust
0.336% due 02/15/2040 ~(a)		$687	0
5.407% due 11/15/2038 ^		10,687	3,580
5.562% due 02/15/2040 ^~		12,508	6,163
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		14,329	14,385
Lehman Mortgage Trust
0.512% due 12/25/2036 •		6,411	1,464
0.692% due 07/25/2036 •		5,645	2,461
0.992% due 12/25/2035 •		848	577
5.049% due 12/25/2035 ~		2,956	939
5.127% due 07/25/2037 ~		3,060	2,103
5.140% due 01/25/2036 ^~		1,558	1,584
5.500% due 12/25/2035		34	25
5.947% due 04/25/2036 ^~		3,461	2,939
6.000% due 08/25/2037		2,467	2,506
6.500% due 09/25/2037		5,124	2,898
6.609% due 03/25/2037 •(a)		14,124	3,939
Lehman XS Trust
0.282% due 11/25/2046 •		190	180
0.292% due 11/25/2046 •		14,002	13,871
0.292% due 07/25/2047 •		12,245	12,225
0.302% due 09/25/2046 •		114	116
0.492% due 08/25/2046 ^•		12,283	12,181
0.692% due 12/25/2035 •		9	7
5.610% due 07/25/2035 þ		807	805
Ludgate Funding PLC
0.250% due 01/01/2061 •	GBP	5,203	6,964
0.270% due 12/01/2060 •		4,344	5,856
0.690% due 01/01/2061 •		6,550	9,015
Luminent Mortgage Trust 0.492% due 02/25/2046 •		$97	81
Manhattan West Mortgage Trust 0.283% due 09/10/2039 ~(a)		807,900	10,286
Mansard Mortgages PLC 0.731% due 12/15/2049 •	GBP	11,018	15,195
MASTR Adjustable Rate Mortgages Trust
0.572% due 05/25/2037 •		$930	535
0.772% due 05/25/2047 ^•		3,613	4,343
1.114% due 09/25/2034 ~		93	93
1.192% due 09/25/2037 •		14,481	7,081
2.037% due 05/25/2034 ~		122	123
2.250% due 12/25/2033 ~		20	20
2.392% due 12/25/2033 ~		55	57
2.405% due 07/25/2035 ^~		837	802
2.458% due 06/25/2035 ~		74	70
2.500% due 01/25/2034 ~		131	131
2.515% due 10/25/2032 ~		43	44
2.607% due 01/25/2036 ~		4,979	4,988
2.634% due 07/25/2035 ~		188	181
2.701% due 04/21/2034 ~		21	21
2.731% due 12/21/2034 ~		69	68
2.750% due 07/25/2034 ~		392	397
2.789% due 09/25/2035 ~		842	614
2.848% due 09/25/2033 ~		396	391
2.858% due 11/25/2036 ~		51	39
2.876% due 11/21/2034 ~		252	260
2.978% due 10/25/2034 ~		270	272
MASTR Alternative Loan Trust
5.500% due 07/25/2034		1,568	1,631
5.500% due 08/25/2034		3,017	3,094
7.000% due 06/25/2034		15	15
MASTR Asset Securitization Trust
5.500% due 06/26/2034		14	14
6.000% due 10/25/2022 ~		14	12
6.000% due 06/25/2036 ^		182	157
6.000% due 06/25/2036 ^•		1,447	1,234
MASTR Reperforming Loan Trust
0.442% due 05/25/2035 •		1,878	1,027
0.452% due 07/25/2035 ^•		20,605	9,604
4.231% due 05/25/2036 ~		190	176
MASTR Seasoned Securitization Trust
1.875% due 05/25/2032 ~		272	276

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.726% due 10/25/2032 ~	85	89
2.755% due 10/25/2032 ~	12	12
3.533% due 10/25/2032 ~	203	211
6.500% due 08/25/2032 ~	31	33
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.773% due 11/15/2031 •	140	143
0.813% due 09/15/2030 •	319	323
Merrill Lynch Alternative Note Asset Trust
0.292% due 03/25/2037 •	5,233	1,989
0.292% due 03/25/2037	3,645	1,553
0.392% due 03/25/2037 •	251	97
2.916% due 06/25/2037 ^~	32,968	24,700
Merrill Lynch Mortgage Investors Trust
0.552% due 04/25/2029 •	617	614
0.552% due 03/25/2030 •	80	80
0.627% due 08/25/2036 •	6,947	6,980
0.639% due 07/25/2030 •	845	866
0.705% due 03/25/2030 •	207	200
0.752% due 06/25/2028 •	1,304	1,321
0.752% due 11/25/2029 •	1,030	1,016
0.759% due 01/25/2030 •	7	7
0.772% due 04/25/2028 •	8	8
0.839% due 01/25/2029 •	298	290
0.885% due 10/25/2028 •	32	32
0.905% due 11/25/2029 •	40	41
1.795% due 01/25/2029 ~	3,272	3,250
1.841% due 01/25/2029 ~	3	4
1.882% due 02/25/2033 ~	22	22
1.943% due 05/25/2036 ~	181	162
1.966% due 05/25/2036 ~	16	16
1.988% due 09/25/2029 ~	125	126
1.991% due 04/25/2035 ~	53	53
2.000% due 12/25/2034 ~	246	251
2.097% due 05/25/2036 ~	208	211
2.123% due 02/25/2036 ~	2	2
2.300% due 02/25/2034 ~	54	56
2.304% due 05/25/2029 ~	64	64
2.477% due 07/25/2035 ^~	625	607
2.482% due 06/25/2037 ~	148	151
2.539% due 07/25/2035 ~	361	241
2.660% due 09/25/2033 ~	6	6
2.676% due 12/25/2034 ~	15	16
2.733% due 12/25/2035 ~	54	43
2.756% due 03/25/2036 ^~	2,205	1,425
2.809% due 02/25/2035 ~	1,191	1,205
3.159% due 09/25/2035 ^~	46	43
3.196% due 05/25/2034 ~	63	65
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	4,412	0
Merrill Lynch Mortgage-Backed Securities Trust
2.440% due 08/25/2036 •	6,137	5,840
3.119% due 06/25/2037 ~	8	7
Morgan Stanley Bank of America Merrill Lynch Trust
1.159% due 02/15/2047 ~(a)	41,356	843
1.752% due 11/15/2045 ~(a)	62,542	742
3.040% due 04/15/2048	5,657	5,900
Morgan Stanley Capital Trust
0.496% due 11/12/2049 ~(a)	3,271	0
1.004% due 07/15/2053 ~(a)	54,413	3,990
1.971% due 07/15/2053 ~(a)	109,257	15,056
3.340% due 03/15/2049	10,454	11,059
Morgan Stanley Mortgage Loan Trust
0.372% due 01/25/2036 •	1,352	905
1.862% due 08/25/2034 ~	678	674
1.975% due 07/25/2034 ~	174	184
2.038% due 06/25/2037 ~	14,203	9,647
2.208% due 06/25/2036 ~	341	362
2.430% due 09/25/2034	701	709
2.484% due 01/25/2035	328	325
2.515% due 10/25/2034 ~	61	62
2.574% due 07/25/2034 ~	94	97
2.643% due 07/25/2035 ~	108	104
2.675% due 08/25/2034 ~	9	10
2.793% due 07/25/2035 ~	200	194
2.825% due 05/25/2036 ^~	9,309	6,969
2.871% due 11/25/2035 ~	80	53
2.877% due 11/25/2037 ~	2,555	2,411
2.913% due 12/25/2035 ~	127	102
3.177% due 09/25/2035 ^~	53	44
5.500% due 11/25/2035	58	57
6.000% due 08/25/2037 ^	323	203
6.318% due 09/25/2034 ~	642	708
7.013% due 08/25/2036 þ	6,610	2,351
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	8,877	6,825
6.250% due 08/26/2047 ~	12,515	9,800

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Morgan Stanley Resecuritization Trust
0.878% due 06/26/2047 •		40,841	36,378
0.897% due 04/26/2047 •		34,057	21,467
1.088% due 06/26/2047 •		628	537
2.349% due 04/26/2047 ~		4,766	3,166
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		79,856	76,604
MortgageIT Securities Corp. Mortgage Loan Trust 0.322% due 06/25/2047 •		16,251	16,075
MortgageIT Trust 0.592% due 11/25/2035 •		5,418	4,944
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,198
1.049% due 09/05/2047 ~(a)		53,100	2,938
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034		560	562
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		1,812	1,819
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	31,352
New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		709	707
3.385% due 05/01/2058 ~		357,335	368,399
Newgate Funding PLC
0.052% due 12/15/2050 •	EUR	494	583
0.254% due 12/01/2050 •	GBP	1,938	2,614
0.702% due 12/15/2050 •	EUR	2,684	3,148
0.952% due 12/15/2050 •		4,490	5,204
1.081% due 12/15/2050 •	GBP	14,245	19,503
1.331% due 12/15/2050 •		4,026	5,511
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.652% due 04/25/2037 •		$123	99
2.327% due 10/25/2035 ~		392	367
2.788% due 08/25/2034 ~		2,166	2,228
3.023% due 02/25/2036 ~		821	696
3.070% due 02/25/2036 ~		496	416
5.500% due 05/25/2033		1	1
5.659% due 03/25/2035 þ		2	2
6.000% due 05/25/2033		3	3
6.215% due 08/25/2036 ~		6,877	1,992
6.431% due 08/25/2036 ~		2,934	849
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		157,143	127,076
0.992% due 07/25/2036 •		3,839	3,774
2.803% due 10/26/2036 •		4,758	4,379
5.035% due 10/25/2036 ~		8,226	6,686
6.000% due 07/26/2037		14,819	7,478
NovaStar Mortgage Funding Trust
0.472% due 09/25/2046 •		6,503	6,371
0.476% due 09/25/2046 •		70,165	30,050
Prime Mortgage Trust 7.000% due 07/25/2034		165	158
Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	493,868	585,750
0.000% due 10/29/2054 «~		1,219	10,419
0.000% due 10/29/2054 (b)(h)		85,302	74,932
0.365% due 10/29/2054 •		52,929	62,717
0.565% due 10/29/2054 •		38,495	45,533
1.215% due 10/29/2054 •		28,871	34,092
2.465% due 10/29/2054 •		24,059	28,277
RBSSP Resecuritization Trust
0.342% due 02/26/2037 •		$703	706
0.342% due 03/26/2037 •		41,980	36,072
0.433% due 02/28/2047 ~		18,279	14,915
0.732% due 08/26/2045 •		114	111
1.842% due 12/26/2037 •		23,455	22,971
2.240% due 07/26/2045 ~		1,711	1,719
3.019% due 12/26/2036 ~		3,435	2,846
3.050% due 12/26/2036 ~		14,845	15,031
3.066% due 10/26/2036 ~		9,597	9,649
3.086% due 03/26/2036 ~		7,870	5,802
3.099% due 09/28/2047 ~		122,907	100,914
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	60,501	51,536
Regal Trust 1.908% due 09/29/2031 •		$33	31
Residential Accredit Loans, Inc. Trust
0.242% due 02/25/2047 •		12,916	6,618
0.262% due 01/25/2037 •		3,798	3,534
0.342% due 02/25/2036 ^•		9,095	6,608
0.392% due 08/25/2035 •		3,641	3,164
0.392% due 04/25/2037 •		3,596	2,768
0.422% due 03/25/2037 •		172	33
0.452% due 05/25/2036 •		8,987	8,409
0.452% due 07/25/2036 •		25,628	13,710

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.452% due 09/25/2036 •		10,188	9,935
0.452% due 11/25/2036 •		2,524	1,854
0.452% due 01/25/2037 •		763	539
0.452% due 06/25/2046 •		29,040	9,432
0.472% due 09/25/2036 ^•		4,664	4,547
0.492% due 06/25/2036 •		197	142
0.492% due 05/25/2047 •		2,663	2,577
0.502% due 09/25/2046 •		3,414	3,270
0.522% due 05/25/2046 •		14,331	13,487
0.612% due 12/25/2045 •		14,342	11,980
0.632% due 05/25/2046 ^•		892	788
0.652% due 12/25/2045 •		377	307
0.692% due 08/25/2036 •		5,510	4,344
0.792% due 11/25/2035 •		3,547	2,946
1.116% due 01/25/2046 ^•		13,176	12,251
1.402% due 11/25/2037 ~		9,383	8,975
1.476% due 09/25/2045 •		496	485
1.616% due 08/25/2035 •		235	217
1.835% due 12/26/2034 ~		164	93
3.021% due 07/25/2035		1,464	1,443
3.169% due 04/25/2035		10,993	9,617
3.188% due 08/25/2035 ^~		645	353
3.286% due 07/25/2035 ~		6,901	5,561
3.571% due 07/25/2035 ~		3,461	2,594
3.983% due 12/25/2035 ^~		9,037	8,439
5.500% due 08/25/2035		29	29
5.500% due 06/25/2037		4,761	4,526
5.750% due 12/25/2021		39	38
6.000% due 08/25/2035 ^		561	554
6.000% due 10/25/2035		7,598	4,872
6.000% due 12/25/2035		2,496	2,521
6.000% due 08/25/2036 ^		14,634	14,351
6.000% due 08/25/2036		390	388
6.000% due 09/25/2036		3,071	2,919
6.000% due 01/25/2037		111	109
6.000% due 02/25/2037		11,254	10,888
6.000% due 03/25/2037		9,918	9,521
6.000% due 05/25/2037		8,643	8,469
6.000% due 05/25/2037 ^		1,236	1,211
6.000% due 06/25/2037		18,096	17,643
6.500% due 08/25/2036		20,582	20,179
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		61	62
7.500% due 12/25/2031		12	12
7.500% due 07/25/2032		411	257
Residential Asset Securitization Trust
0.402% due 04/25/2037		9,997	2,010
0.442% due 06/25/2036 •		6,249	1,680
0.792% due 07/25/2036 •		5,521	4,426
5.500% due 07/25/2035		1,006	814
5.500% due 09/25/2035		22,614	16,457
6.000% due 11/25/2036		6,637	3,655
6.000% due 01/25/2037		3,491	1,869
6.000% due 03/25/2037 ^		7,128	4,013
6.000% due 04/25/2037		617	500
6.000% due 08/25/2037		691	554
6.250% due 11/25/2036 ^		12,200	6,981
6.500% due 09/25/2036		3,391	1,886
6.500% due 04/25/2037 ^		19,098	8,164
6.599% due 04/25/2037		9,997	3,764
Residential Funding Mortgage Securities, Inc. Trust
2.803% due 09/25/2035 ~		350	316
3.136% due 08/25/2035 ~		2,247	1,387
3.757% due 04/25/2037 ~		646	575
4.258% due 09/25/2036 ~		75	71
4.275% due 10/25/2037 ~		6,045	5,106
4.643% due 10/25/2037 ~		4,095	3,519
4.748% due 07/27/2037 ^~		139	119
5.500% due 03/25/2037		2,654	2,320
6.000% due 04/25/2037 •		92	88
6.000% due 04/25/2037 ^		952	919
6.000% due 04/25/2037		801	772
6.000% due 10/25/2037		499	389
6.500% due 03/25/2032		28	29
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	5,432	6,271
Ripon Mortgages PLC
0.000% due 08/20/2056 «(h)	GBP	463,568	525,446
0.000% due 08/20/2056 (h)		70,237	93,812
0.000% due 08/20/2056 «~		0	24,211
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,382	1,595
0.234% due 06/12/2044 •	GBP	12,576	16,870
0.254% due 06/12/2044 •		6,717	9,017
0.269% due 06/12/2044 •		$2,323	2,204

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	62,248
0.062% due 09/28/2055 •		775,780	917,109
0.212% due 09/28/2055 •		72,544	84,807
0.462% due 09/28/2055 •		49,462	57,499
0.962% due 09/28/2055 •		29,677	34,513
1.000% due 09/28/2055 ~		18,400	5,110
1.712% due 09/28/2055 •		49,461	56,552
Sequoia Mortgage Trust
0.713% due 08/20/2034 •		$387	388
0.753% due 06/20/2033 •		190	189
0.793% due 07/20/2033 •		90	90
0.843% due 05/20/2034 •		540	553
0.853% due 10/20/2027 •		2	2
0.853% due 04/20/2033 •		45	46
0.858% due 10/20/2034		332	297
0.884% due 11/20/2034 •		116	115
0.893% due 10/20/2027 •		25	25
0.997% due 04/20/2033 •		325	321
2.581% due 02/20/2047 ~		2,037	1,849
2.731% due 07/20/2037 ~		5,306	4,910
2.828% due 08/20/2047 ~		5,613	4,741
2.860% due 09/20/2046 ^~		321	250
3.020% due 07/20/2037 ~		808	628
3.035% due 09/20/2046 ^~		1,919	1,380
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	101,960	141,604
Structured Adjustable Rate Mortgage Loan Trust
0.392% (LIBOR01M + 0.300%) due 09/25/2034 •		$210	201
0.592% due 10/25/2034 •		403	386
0.737% due 04/25/2035 •		2,072	2,035
1.671% due 10/25/2037 ^•		4,399	4,475
2.392% due 12/25/2037 ^•		5,450	5,477
2.439% due 12/25/2034 ~		623	635
2.530% due 03/25/2035 ~		401	401
2.546% due 10/25/2034 ~		60	62
2.604% due 04/25/2034 ~		5	5
2.610% due 03/25/2035 ~		7,050	6,294
2.619% due 05/25/2035 ~		4,188	3,548
2.662% due 12/25/2034 ~		23	23
2.711% due 09/25/2034 ~		79	82
2.768% due 12/25/2035 ~		146	134
2.848% due 11/25/2035 ^~		70	66
2.863% due 05/25/2035 ~		22	18
2.898% due 12/25/2035		164	111
2.904% due 02/25/2036 ^~		5,561	4,080
2.914% due 02/25/2036 ~		1,637	1,555
2.925% due 08/25/2035 ~		969	937
2.925% due 05/25/2036 ~		3,616	3,012
2.961% due 09/25/2035 ~		1,542	1,500
2.964% due 05/25/2036 ^~		40	36
2.978% due 07/25/2035 ^~		2,178	2,038
2.985% due 01/25/2036 ^~		3,657	2,637
2.987% due 04/25/2035 ~		55	56
3.007% due 09/25/2036 ~		2,610	2,252
3.076% due 10/25/2035 ~		2,591	2,493
3.132% due 03/25/2036 ^~		868	766
3.138% due 11/25/2035 ~		263	238
3.146% due 05/25/2036 ^~		5,198	4,344
3.156% due 09/25/2036 ^~		10,543	9,301
3.196% due 07/25/2037 ~		34	27
3.290% due 08/25/2036 ~		15,156	13,782
3.322% due 11/25/2035 ^~		351	337
3.509% due 09/25/2036 ~		9,799	9,880
3.594% due 01/25/2037 ~		3,700	3,378
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •		8,735	8,203
0.272% due 01/25/2037 •		1,954	1,875
0.292% due 10/25/2036 •		4,224	4,093
0.302% due 09/25/2047 •		16,021	17,547
0.312% due 09/25/2047 •		12,133	11,053
0.452% due 07/25/2046 •		9,739	8,675
0.472% due 06/25/2036 •		3,463	3,501
0.472% due 07/25/2046 ^•		7,135	5,929
0.492% due 05/25/2036 •		8,283	8,091
0.512% due 04/25/2036 •		11,736	11,186
0.512% due 05/25/2036 •		194	170
0.512% due 08/25/2036 ^•		9,961	10,027
0.512% due 05/25/2046 •		136	122
0.552% due 02/25/2036 ^•		37,566	35,269
0.552% due 02/25/2036 •		8,366	8,032
0.552% due 07/25/2036 •		15	6
0.552% due 05/25/2045 •		882	882
0.593% due 07/19/2035 •		1,221	1,188
0.642% due 09/25/2047 •		20,707	18,152
0.652% due 02/25/2036 ^•		14,018	13,491

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.692% due 08/25/2036 ^•		5,735	5,264
0.773% due 05/19/2035 •		810	808
0.942% due 05/25/2047 •		3,129	2,777
1.953% due 02/19/2035 ~		1	1
2.456% due 05/25/2036		173	63
2.927% due 05/25/2047 ^~		29,516	26,524
3.420% due 05/25/2045 ~		85	69
Structured Asset Sec Mortgage Pass-Through Certificates 2.317% due 11/25/2032		140	141
Structured Asset Securities Corp.
0.442% due 03/25/2035 •		3,119	2,906
0.442% due 04/25/2035 •		302	280
2.373% due 12/25/2033 ~		378	382
Structured Asset Securities Corp. Mortgage Loan Trust 0.812% due 11/25/2035 •		1,524	1,367
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.242% due 07/25/2033 ~		182	187
2.288% due 03/25/2033 ~		85	89
2.359% due 09/25/2033 ~		97	100
2.464% due 11/25/2033 ~		116	116
2.695% due 01/25/2034 ~		64	65
2.738% due 11/25/2033 ~		35	36
3.092% due 07/25/2032 •		996	971
SunTrust Adjustable Rate Mortgage Loan Trust
2.309% due 02/25/2037 ^~		3,516	3,291
2.667% due 04/25/2037 ~		1,399	1,024
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 06/22/2045 •	EUR	235	278
2.956% due 03/22/2036 •		1,200	1,431
Terwin Mortgage Trust 0.652% due 10/25/2037 •		$35,313	15,355
Thornburg Mortgage Securities Trust
0.632% due 03/25/2044 •		85	83
1.489% due 03/25/2044 ~		4,593	4,675
1.494% due 06/25/2047 •		1,865	1,755
1.497% due 03/25/2044 ~		1,248	1,254
1.904% due 10/25/2043 ~		174	176
2.094% due 12/25/2044 ~		28	28
UBS Commercial Mortgage Trust 2.236% due 05/10/2045 ~(a)		120,111	794
UBS-Barclays Commercial Mortgage Trust 1.243% due 04/10/2046 ~(a)		71,987	993
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	8,141	9,421
0.286% due 10/10/2040 •	GBP	24,271	32,807
Wachovia Mortgage Loan Trust LLC
2.438% due 10/20/2035 ~		$336	325
2.477% due 10/20/2035 ~		489	360
2.483% due 08/20/2035 ~		505	515
2.651% due 03/20/2037 ~		63	58
2.817% due 10/20/2035 ~		32	33
2.995% due 05/20/2036 ~		38	37
WaMu Mortgage Pass-Through Certificates Trust
0.552% due 04/25/2045 •		4,552	4,495
0.612% due 11/25/2045 •		450	444
0.632% due 12/25/2045 •		2,033	1,968
0.672% due 07/25/2045 •		1,585	1,562
0.672% due 12/25/2045 •		3,797	3,621
0.752% due 01/25/2045 •		4,045	4,037
0.772% due 01/25/2045 •		2,670	2,669
0.792% due 01/25/2045 •		69	68
0.816% due 02/25/2047 ^•		17,932	17,158
0.832% due 11/25/2034 •		1,599	1,545
0.846% due 01/25/2047 •		1,090	1,084
0.856% due 01/25/2047 ^•		4,627	4,471
0.866% due 06/25/2047 •		4,582	4,377
0.872% due 10/25/2044 •		992	978
0.876% due 04/25/2047 •		3,031	2,911
0.892% due 10/25/2044 •		1,286	1,237
0.948% due 12/25/2046 ^•		9,841	9,134
0.956% due 11/25/2046 •		9,160	8,608
0.972% due 11/25/2034 •		32	30
0.972% due 07/25/2044 •		4,678	4,709
0.996% due 10/25/2046 ^•		33,436	31,572
1.068% due 05/25/2046 •		5,976	5,914
1.076% due 09/25/2046 •		5,476	5,157
1.096% due 06/25/2046 •		710	717
1.096% due 07/25/2046 •		8,237	7,334
1.106% due 06/25/2046 •		1,772	1,729
1.316% due 11/25/2042 •		148	146
1.516% due 08/25/2042 •		61	60
1.652% due 10/25/2045 •		1,053	1,100
1.843% due 07/25/2046 •		8,226	8,059
2.022% due 08/25/2035 ~		7	7
2.389% due 09/25/2036 ~		5,566	5,225
2.491% due 11/25/2036 ^~		704	689

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

2.491% due 12/25/2036 ~		56	53
2.514% due 10/25/2036 ^~		816	795
2.564% due 01/25/2037 ^~		7,361	7,349
2.572% due 02/25/2033 ~		261	274
2.611% due 11/25/2036 ~		2,254	2,244
2.621% due 01/25/2037 ^~		2,831	2,569
2.639% due 10/25/2036 ~		195	192
2.725% due 03/25/2035 ~		824	855
2.776% due 06/25/2037 ^~		1,723	1,681
2.793% due 01/25/2035 ~		1,293	1,312
2.810% due 03/25/2037 ^~		20,640	19,267
2.814% due 01/25/2036 ~		762	775
2.858% due 06/25/2037 ^~		4,664	4,586
2.888% due 12/25/2035 ~		12,511	12,674
2.909% due 10/25/2035 ~		2,255	2,283
2.924% due 05/25/2037 ^~		871	867
2.927% due 08/25/2034 ~		494	509
2.931% due 03/25/2036 ~		2,234	2,235
2.966% due 04/25/2037 ^~		12,673	12,516
2.997% due 01/25/2037 ~		4,501	4,328
3.000% due 02/25/2037 ~		10,265	10,331
3.029% due 08/25/2036 ~		12,603	12,126
3.031% due 02/25/2037 ^~		10,560	10,471
3.050% due 12/25/2036 ^~		3,413	3,424
3.076% due 08/25/2046 ^~		59	59
3.099% due 09/25/2035 ~		251	253
3.107% due 07/25/2037 ^~		10,652	10,834
3.115% due 02/25/2037 ^~		2,411	2,397
3.143% due 02/25/2037 ^~		15,835	15,876
3.213% due 01/25/2036 ^~		298	308
3.233% due 07/25/2037 ^~		2,114	2,134
3.259% due 05/25/2037 ^~		7,493	6,704
3.285% due 03/25/2037 ~		10,158	10,208
3.349% due 01/25/2036 ~		1,436	1,432
WaMu Mortgage-Backed Pass-Through Certificates 2.096% due 12/19/2039 ~		68	70
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	14,867
0.999% due 12/21/2049 •		336,150	466,447
1.699% due 12/21/2049 •		46,014	64,036
2.199% due 12/21/2049 •		23,010	32,051
2.699% due 12/21/2049 •		13,146	18,293
3.199% due 12/21/2049 •		13,146	18,222
Washington Mutual Mortgage Pass-Through Certificates Trust
0.322% due 12/25/2036 •		$4,406	4,330
0.472% due 07/25/2046 •		314	261
0.492% due 07/25/2035 •		1,001	883
0.612% due 12/25/2035 •		373	359
0.692% due 03/25/2036 •		1,363	1,230
0.816% due 01/25/2047 •		19,123	17,024
0.816% due 04/25/2047 •		4,646	4,108
0.836% due 12/25/2046 •		6,557	5,802
0.886% due 04/25/2047 •		6,544	5,815
0.966% due 10/25/2046 ^•		13,719	12,435
1.036% due 09/25/2046 •		19,379	17,138
1.056% due 04/25/2046 •		27,834	26,175
1.086% due 05/25/2046 ^•		3,075	2,672
1.542% due 09/25/2035 •		513	460
3.725% due 06/25/2033 ~		134	137
4.146% due 09/25/2036 ^þ		31,289	13,287
4.217% due 10/25/2036 þ		64	33
4.475% due 10/25/2036 þ		6,175	2,524
5.500% due 06/25/2035		1,762	1,760
5.500% due 08/25/2035		44	44
5.500% due 11/25/2035		426	397
5.750% due 11/25/2035		613	620
5.750% due 01/25/2036		3,994	3,815
6.000% due 11/25/2035		2,016	2,074
6.000% due 04/25/2036		2,782	2,770
6.000% due 07/25/2036 þ		1,538	549
6.000% due 04/25/2037		7,868	7,864
6.221% due 07/25/2036 þ		23,525	8,395
6.449% due 07/25/2036 ^þ		2,140	763
6.500% due 11/25/2035		699	498
6.500% due 03/25/2036		12,807	11,278
6.500% due 05/25/2036 þ		3,982	3,954
6.500% due 08/25/2036 ^		20,987	19,354
7.500% due 04/25/2033		10	10
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037		537	538
Wells Fargo Commercial Mortgage Trust
1.114% due 01/15/2052 ~(a)		135,990	7,989
1.797% due 10/15/2049 ~(a)		292,871	19,355
3.324% due 01/15/2059		13,786	14,506
3.487% due 11/15/2048		4,377	4,638

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Wells Fargo Mortgage Loan Trust
0.272% due 09/27/2047 •	23,151	22,656
3.272% due 12/27/2046 ~	15,016	9,453
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 04/25/2037 ~	185	181
2.827% due 04/25/2036 ~	3,186	3,127
2.843% due 08/25/2035 ~	145	147
2.844% due 11/25/2037 ^~	35	35
2.898% due 10/25/2034 ~	28	28
2.968% due 08/25/2036 ~	367	362
3.003% due 10/25/2036 ~	1,943	1,917
5.500% due 12/25/2021	14	14
6.000% due 06/25/2036	428	427
6.000% due 06/25/2037	717	729
6.000% due 11/25/2037	1,692	1,666
Wells Fargo-RBS Commercial Mortgage Trust
0.581% due 03/15/2047 ~(a)	83,202	1,019
0.872% due 12/15/2045 •	25,910	25,967
1.431% due 03/15/2047 ~(a)	72,145	1,943
2.293% due 04/15/2045 ~(a)	36,367	139

Total Non-Agency Mortgage-Backed Securities (Cost $36,516,332)		38,393,876

ASSET-BACKED SECURITIES 14.3%
Aames Mortgage Investment Trust 1.292% due 06/25/2035 •	5,786	5,808
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	10,423	10,939
Academic Loan Funding Trust 0.892% due 12/26/2044 •	2,663	2,634
Accredited Mortgage Loan Trust
0.312% due 02/25/2037 •	25,211	24,238
0.362% due 09/25/2036	1,486	1,410
0.572% due 09/25/2035 •	7,220	7,187
0.692% due 04/25/2034 •	491	484
0.692% due 07/25/2034 •	3,290	3,252
0.797% due 04/25/2035 •	155	155
5.210% due 01/25/2034 þ	1,323	1,384
ACE Securities Corp. Home Equity Loan Trust
0.162% due 11/25/2036	4,346	2,276
0.182% due 07/25/2036 ^•	1,624	608
0.212% due 10/25/2036 •	177	95
0.212% due 11/25/2036	7,854	4,163
0.212% due 12/25/2036 •	9,150	4,372
0.212% due 01/25/2037	1,496	1,111
0.222% due 12/25/2036 •	117,933	76,378
0.232% due 12/25/2036 •	18,200	12,858
0.242% due 07/25/2036 ^•	10,218	3,892
0.262% due 11/25/2036	6,997	3,753
0.262% due 01/25/2037	1,596	1,196
0.312% due 11/25/2036	4,698	2,550
0.342% due 07/25/2036	8,635	3,386
0.342% due 01/25/2037	1,496	1,137
0.372% due 07/25/2036 •	61,643	53,043
0.392% due 04/25/2036 •	12,809	12,616
0.392% due 07/25/2036 •	28,482	13,075
0.472% due 02/25/2036 •	29,749	29,420
0.572% due 07/25/2036 •	20,021	9,461
0.632% due 08/25/2036 •	12,262	11,308
0.752% due 11/25/2035 •	1,916	1,931
0.857% due 08/25/2035 •	1,724	1,785
0.992% due 09/25/2033 •	1,504	1,499
1.022% due 02/25/2036 ^•	2,039	2,008
1.067% due 06/25/2034 •	8,686	8,638
1.067% due 07/25/2035 •	10,478	10,484
1.082% due 06/25/2035 •	936	951
1.097% due 07/25/2035 •	17,500	17,502
1.127% due 06/25/2035 •	2,678	2,660
1.142% due 12/25/2033 •	1,217	1,214
1.142% due 08/25/2045 •	2,536	2,517
1.217% due 04/25/2035 •	3,371	3,303
3.287% due 06/25/2034 •	847	834
Aegis Asset-Backed Securities Trust
0.332% due 01/25/2037 •	8,085	7,112
0.842% due 03/25/2035	5,325	4,909
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.797% due 10/25/2035 •	5,034	4,950
1.142% due 01/25/2034 •	588	580
1.922% due 12/25/2034 •	9,680	9,638
2.192% due 12/25/2034 •	93	42
AFC Home Equity Loan Trust
0.692% due 09/27/2027 •	49	48
0.742% due 09/22/2028 •	104	99
0.972% due 02/25/2029 •	210	202
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,112	4,678

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.418% due 12/23/2037 •	8,838	7,954
0.458% due 09/23/2037 •	12,078	10,900
0.468% due 12/23/2036 •	13,477	12,399
0.478% due 09/23/2036 •	21,302	19,066
0.498% due 06/23/2036 •	12,186	11,577
0.504% due 07/15/2037 •	12,254	11,495
0.535% due 07/23/2035 •	14,618	14,618
0.538% due 09/23/2037 •	2,255	1,804
0.584% due 07/15/2037 •	27,000	22,140
0.588% due 06/23/2036 •	27,500	23,513
0.588% due 12/23/2036 •	7,500	6,300
0.608% due 12/23/2035 •	20,821	18,322
0.638% due 09/23/2036 •	12,000	10,020
0.645% due 07/23/2035 •	2,242	2,242
0.738% due 03/23/2035 •	5,000	4,625
0.765% due 07/23/2035 •	15,152	15,000
0.788% due 12/23/2034 •	4,750	4,465
0.886% due 07/30/2034 •	7,000	6,300
0.888% due 09/23/2038 •	56,986	54,421
0.934% due 05/01/2034 •	4,715	4,527
1.088% due 09/23/2038 •	10,000	8,400
Ameriquest Mortgage Securities Trust
0.192% due 10/25/2036 •	8,364	3,724
0.332% due 10/25/2036 •	20,885	9,483
0.462% due 04/25/2036 •	13,000	12,336
0.752% due 03/25/2036	1,894	1,779
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.737% due 01/25/2036 •	7,999	7,993
0.887% due 03/25/2035 •	4,577	4,580
0.962% due 07/25/2034 •	83	83
0.962% due 01/25/2036 •	14,093	13,871
1.007% due 01/25/2035 •	1,189	1,191
1.052% due 10/25/2035 •	1,918	1,858
1.067% due 05/25/2035 •	3,800	3,786
1.067% due 08/25/2035 •	6,112	6,112
1.082% due 11/25/2034 •	7,186	7,189
1.112% due 10/25/2034 •	3,081	3,081
1.127% due 12/25/2033 •	244	244
1.142% due 05/25/2035 •	588	586
1.262% due 03/25/2035 •	6,952	6,829
1.367% due 08/25/2035 •	2,782	2,770
1.742% due 11/25/2034 •	1,055	1,072
1.817% due 05/25/2034 •	11,176	11,289
1.817% due 08/25/2035 •	14,800	14,503
1.847% due 10/25/2034 •	1,813	1,833
2.192% due 04/25/2034 •	981	1,019
2.867% due 03/25/2033 •	57	40
3.467% due 11/25/2032 ^•	1,956	1,991
3.617% due 11/25/2032 ^•	3	0
5.342% due 02/25/2033 •	1,704	1,671
Amortizing Residential Collateral Trust
0.792% due 10/25/2031 •	15	15
0.917% due 08/25/2031 •	199	214
1.127% due 07/25/2032 •	25	25
1.492% due 01/25/2033 •	74	74
1.592% due 10/25/2034 •	67	66
1.892% due 07/25/2032 •	47	47
Argent Securities Trust
0.202% due 09/25/2036 •	7,502	3,219
0.272% due 07/25/2036 •	5,558	2,220
0.332% due 09/25/2036 •	4,687	2,057
0.392% due 07/25/2036 •	114,013	81,760
0.442% due 04/25/2036 •	23,285	15,476
0.452% due 04/25/2036 •	7,229	3,172
0.472% due 03/25/2036 •	27	25
0.572% due 06/25/2036 •	6,113	2,489
0.572% due 07/25/2036 •	5,915	2,484
0.632% due 05/25/2036 •	17,292	6,567
0.652% due 04/25/2036 •	7,188	3,234
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.782% due 11/25/2035 •	2,774	2,574
0.827% due 10/25/2035 •	7,106	7,116
0.992% due 10/25/2034 •	2,382	2,340
1.892% due 11/25/2034 •	3,311	3,337
1.967% due 11/25/2034 •	283	271
2.192% due 11/25/2034 •	71	71
Asset-Backed Funding Certificates Trust
0.202% due 01/25/2037 •	12,448	8,756
0.222% due 01/25/2037 •	54,130	42,830
0.232% due 10/25/2036 •	42,800	39,660
0.242% due 10/25/2036 •	8,321	8,221
0.252% due 01/25/2037 •	69,869	49,543
0.312% due 01/25/2037 •	41,745	29,885
0.372% due 11/25/2036 •	7,719	5,357
0.392% due 09/25/2036 •	9,977	9,886
0.412% due 11/25/2036 •	15,274	9,040

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.512% due 09/25/2036 ^•		29,645	28,796
0.592% due 11/25/2036 •		3,083	1,857
0.752% due 03/25/2035 •		5,213	5,128
0.872% due 09/25/2033 •		1,052	1,002
0.992% due 02/25/2034 •		4,908	4,892
1.067% due 06/25/2035 •		16,657	15,710
1.092% due 06/25/2037 •		3,020	2,830
1.097% due 03/25/2035 •		1,539	1,472
1.217% due 12/25/2032 •		564	579
1.862% due 12/25/2033 •		2,097	2,056
2.267% due 01/25/2034 •		286	177
2.792% due 07/25/2033 •		276	285
Asset-Backed Securities Corp. Home Equity Loan Trust
0.232% due 07/25/2036 •		1,312	1,303
0.242% due 12/25/2036 •		4,277	4,171
0.592% due 03/25/2036 •		10,132	9,347
0.722% due 01/25/2036 •		9,438	8,940
0.992% due 06/25/2035 •		13,481	13,570
1.187% due 02/25/2035 •		147	149
1.202% due 07/25/2035 •		3,794	3,698
1.723% due 03/15/2032 •		207	208
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	36,494	43,301
BankAmerica Manufactured Housing Contract Trust 7.429% due 12/10/2025 ~		$5,000	2,049
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	28,674	34,022
1.050% due 07/27/2030		2,779	3,298
Basic Asset-Backed Securities Trust 0.662% due 04/25/2036 •		$9,841	9,514
Bayview Financial Acquisition Trust 0.445% due 05/28/2037 •		5,013	4,520
Bayview Financial Asset Trust
0.542% due 03/25/2037 •		5,283	4,995
0.892% due 03/25/2037 •		2,745	2,585
0.992% due 03/25/2037 •		2,872	2,772
1.242% due 03/25/2037 •		1,560	1,523
1.592% due 03/25/2037 •		1,445	1,439
Bayview Financial Mortgage Pass-Through Trust 0.965% due 04/28/2036 •		5,774	5,766
Bayview Financial Revolving Asset Trust 1.025% due 12/28/2040 •		2,274	2,104
Bear Stearns Asset-Backed Securities Trust
0.202% due 04/25/2031 •		442	2,182
0.232% due 10/25/2036 •		661	659
0.232% due 04/25/2037 •		7,350	8,992
0.242% due 11/25/2036 •		1,742	1,696
0.262% due 10/25/2036 •		3,663	3,636
0.262% due 12/25/2036 ^•		6,653	7,627
0.312% due 06/25/2047 •		6,073	6,069
0.332% due 06/25/2047 •		9,528	9,437
0.392% due 06/25/2036 •		5,197	5,191
0.392% due 02/25/2037 •		13,845	10,866
0.432% due 05/25/2036 ^•		835	832
0.442% due 05/25/2037 •		14,775	12,887
0.472% due 01/25/2037 •		5,603	5,525
0.500% due 09/25/2034 •		71	69
0.542% due 06/25/2036 •		8,700	8,394
0.542% due 01/25/2047 •		19,274	18,880
0.552% due 04/25/2036 •		8,702	13,332
0.632% due 05/25/2036 •		26,731	25,501
0.662% due 04/25/2036 •		6,578	8,926
0.722% due 12/25/2035 •		4,836	4,838
0.737% due 12/25/2035 •		4,113	4,103
0.752% due 10/25/2032 •		9	9
0.752% due 12/25/2035 •		3,400	3,367
0.767% due 11/25/2035 ^•		2,686	2,688
0.767% due 12/25/2035 •		10,821	10,672
0.767% due 08/25/2036 •		4,437	4,436
0.872% due 12/25/2035 •		22,159	21,042
0.892% due 10/27/2032 •		55	55
0.892% due 09/25/2046 •		3,333	3,275
1.042% due 10/25/2037 •		10,565	10,465
1.067% due 02/25/2034 •		1,013	1,008
1.067% due 08/25/2035 •		919	920
1.092% due 10/25/2037 •		15,647	15,523
1.092% due 11/25/2042 •		786	769
1.097% due 06/25/2035 •		14,811	14,739
1.112% due 10/25/2035 •		12,204	12,091
1.142% due 11/25/2035 ^•		23,157	22,776
1.166% due 07/25/2036 •		887	836
1.172% due 06/25/2035 •		7,165	7,002
1.192% due 10/25/2033 •		69	68
1.217% due 02/25/2035 •		1,381	1,383
1.272% due 01/25/2034 •		3,136	3,032
1.397% due 02/25/2036 •		5,785	5,742

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.442% due 01/25/2036 •	3,911	3,900
1.967% due 08/25/2034 •	359	360
2.342% due 04/25/2036 •	8,942	9,107
2.496% due 10/25/2036 ~	59	48
2.717% due 09/25/2035 •	10,837	11,027
5.125% due 03/25/2034 þ	2,728	2,887
5.500% due 01/25/2034 þ	5,078	5,154
5.500% due 06/25/2034 þ	238	245
5.500% due 08/25/2035 ~	4,339	3,560
5.500% due 08/25/2036	591	597
5.750% due 10/25/2033 þ	154	162
5.750% due 01/25/2034 þ	4,410	4,479
6.000% due 10/25/2035 þ	5,701	4,860
6.000% due 08/25/2036	4,026	3,743
6.250% due 12/25/2036 þ	7,864	7,750
6.500% due 08/25/2036 ^	3,257	1,883
Bear Stearns Second Lien Trust
0.282% due 01/25/2037 •	2,616	2,560
0.532% due 08/25/2037 •	9,088	8,620
BNC Mortgage Loan Trust
0.302% due 07/25/2037	7,825	7,502
0.412% due 11/25/2036 •	534	528
0.452% due 10/25/2036	9,695	7,942
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	464	467
6.530% due 10/15/2028 ~	933	969
6.975% due 12/15/2029 ~	8,918	1,951
7.180% due 12/15/2029 ~	22,628	5,091
7.575% due 06/15/2030 ~	16,139	3,935
7.935% due 12/15/2030 ~	6,114	6,378
Buckingham CDO Ltd.
0.260% due 04/05/2041 •	662,948	73,895
0.357% due 09/05/2051 •	994,510	40,986
Camber PLC 0.362% due 11/09/2053 •	183,696	4,196
Carrington Mortgage Loan Trust
0.242% due 04/25/2036 •	49,636	48,245
0.242% due 08/25/2036	10,671	10,356
0.312% due 01/25/2037 •	17,797	14,417
0.342% due 10/25/2036 •	6,352	5,793
0.352% due 02/25/2037 •	13,399	12,955
0.512% due 12/26/2036 •	8,317	7,106
0.797% due 12/25/2035 •	4,917	4,881
CDC Mortgage Capital Trust 1.007% due 11/25/2034 •	71	73
Centex Home Equity Loan Trust
0.392% due 01/25/2032 •	41	40
0.392% due 06/25/2036 •	1,227	1,224
0.412% due 06/25/2036 •	31,200	30,442
0.552% due 07/25/2032 •	89	83
0.737% due 03/25/2035 •	1,189	1,187
0.742% due 09/25/2032 •	588	584
0.782% due 03/25/2035 •	1,173	1,146
0.812% due 06/25/2034 •	52	51
0.812% due 01/25/2035 •	639	636
0.887% due 06/25/2034 •	125	122
0.917% due 01/25/2035 •	475	461
1.007% due 10/25/2035 •	1,177	1,182
1.022% due 09/25/2034 •	1,153	1,151
1.037% due 03/25/2034 •	120	117
1.052% due 10/25/2035 •	4,093	4,093
1.097% due 06/25/2034 •	154	150
1.292% due 01/25/2035 •	825	803
1.822% due 03/25/2033 •	106	103
1.842% due 01/25/2034 •	64	63
6.260% due 09/25/2034	768	801
Chase Funding Trust
0.592% due 05/25/2032 •	90	89
0.692% due 07/25/2033 •	9	8
4.725% due 05/25/2033	399	416
CHEC Loan Trust 1.052% due 06/25/2034 •	146	146
CIT Group Home Equity Loan Trust 1.067% due 12/25/2031 •	177	176
CIT Mortgage Loan Trust
1.442% due 10/25/2037 •	35,248	35,627
1.542% due 10/25/2037 •	174	175
1.592% due 10/25/2037 •	30,000	30,519
Citicorp Residential Mortgage Trust 5.073% due 11/25/2036	1,328	1,384
Citigroup Mortgage Loan Trust
0.152% due 07/25/2045 •	1,673	1,438
0.172% due 01/25/2037 •	14,240	12,009
0.232% due 12/25/2036 •	794	791
0.262% due 05/25/2037 •	44,670	38,786
0.272% due 01/25/2037 •	85,072	72,858

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.282% due 05/25/2037 •	39,251	31,274
0.292% due 12/25/2036 •	3,848	3,096
0.302% due 12/25/2036 •	8,241	7,967
0.342% due 12/25/2036 •	14,644	13,623
0.342% due 01/25/2037 •	27,695	23,973
0.362% due 05/25/2037 •	25,635	23,892
0.412% due 09/25/2036 •	5,763	5,292
0.412% due 12/25/2036 •	7,808	6,350
0.542% due 03/25/2037 •	34,431	33,762
0.592% due 08/25/2036 •	6,836	6,732
0.612% due 03/25/2036 •	4,601	4,457
0.692% due 12/25/2035 •	22,659	22,196
0.797% due 01/25/2036 •	7,204	7,133
4.416% due 10/25/2037 þ	20,361	21,203
6.485% due 05/25/2036 þ	13,493	6,927
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.667% due 10/25/2034 •	499	483
Citigroup Mortgage Loan Trust, Inc.
0.352% due 03/25/2037 •	25,964	24,607
0.512% due 11/25/2036 •	6,234	6,235
0.542% due 10/25/2036 •	12,621	12,587
0.707% due 10/25/2035 •	819	857
0.767% due 10/25/2035 ^•	1,000	1,001
1.142% due 02/25/2035 •	687	674
5.749% due 08/25/2035 þ	23	24
Colony American Finance Ltd. 2.554% due 11/15/2048	2,431	2,431
Conseco Finance Corp.
6.280% due 09/01/2030	7,465	7,800
6.320% due 07/01/2030	423	424
6.440% due 12/01/2030	6,914	7,418
6.540% due 04/01/2029	1,043	1,055
6.660% due 06/01/2030 ~	8	8
6.760% due 03/01/2030 ~	66	67
7.220% due 03/15/2028 ~	2,954	3,059
7.240% due 11/15/2028 ~	1,173	1,198
7.860% due 03/01/2030 ~	13,073	7,621
Conseco Finance Securitizations Corp.
2.150% due 12/01/2033 •	4,997	5,023
7.360% due 06/01/2030 ~	58,696	31,380
7.410% due 05/01/2033 þ	19,054	20,243
7.424% due 03/01/2033 ~	6,670	7,007
7.490% due 07/01/2031 þ	22,227	23,701
7.770% due 09/01/2031 þ	9,503	10,185
7.954% due 12/01/2033 ~	2,227	2,338
7.960% due 05/01/2031	21,879	9,186
7.970% due 05/01/2032	7,164	2,127
8.060% due 09/01/2029 ~	7,264	2,313
8.200% due 05/01/2031	30,461	13,159
8.260% due 12/01/2030 ~	76,043	29,221
8.310% due 05/01/2032 ~	40,754	12,605
8.850% due 12/01/2030 ~	1,831	580
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •	29,344	28,429
0.232% due 03/25/2037 •	19,167	18,859
0.232% due 05/25/2037 •	50,330	49,191
0.232% due 06/25/2037 •	22,080	20,924
0.232% due 07/25/2037 •	66,744	63,306
0.232% due 07/25/2037 ^•	22,766	22,347
0.232% due 08/25/2037 ^•	77,786	73,497
0.232% due 08/25/2037 •	5,617	5,564
0.232% due 04/25/2047 •	20,307	19,868
0.232% due 06/25/2047 •	24,535	22,960
0.242% due 05/25/2037 •	1,466	1,464
0.242% due 04/25/2047 ^•	3,641	3,603
0.242% due 06/25/2047 ^•	7,564	7,531
0.252% due 12/25/2035 ^•	17,720	17,664
0.252% due 03/25/2037 •	3,459	3,438
0.252% due 09/25/2046 •	527	527
0.272% due 06/25/2047 •	12,632	12,284
0.272% due 11/25/2047 ^•	30,913	29,409
0.282% due 11/25/2037 •	19,641	18,815
0.292% due 09/25/2037 •	42,017	39,313
0.292% due 06/25/2047 ^•	23,278	21,800
0.292% due 09/25/2047 ^•	34,098	33,070
0.312% due 05/25/2037 •	5,072	4,915
0.312% due 06/25/2037 •	7,955	7,741
0.312% due 09/25/2037 ^•	9,980	10,026
0.312% due 06/25/2047 ^•	40,896	39,264
0.312% due 06/25/2047 •	24,699	23,963
0.312% due 09/25/2047 ^•	12,605	12,123
0.322% due 05/25/2037 •	13,000	12,372
0.322% due 07/25/2037 ^•	46,686	40,306
0.322% due 10/25/2047 •	9,614	9,490
0.332% due 04/25/2037 •	6,175	5,668
0.332% due 12/25/2046 •	25,510	25,024

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.342% due 02/25/2036 •	10,000	9,710
0.342% due 01/25/2037 •	28,053	27,599
0.342% due 01/25/2046 ^•	35,429	34,276
0.342% due 06/25/2047 •	32,146	31,130
0.342% due 11/25/2047 ^•	18,223	15,711
0.352% due 11/25/2037 •	55,400	51,897
0.372% due 06/25/2047 •	5,834	5,620
0.382% due 06/25/2037 •	15,114	14,857
0.382% due 05/25/2047 •	1,539	1,513
0.412% due 05/25/2047 ^•	8,530	6,553
0.432% due 12/25/2036 ^•	9,920	7,915
0.527% due 11/25/2036 •	15,200	13,963
0.542% due 02/25/2037 •	21,204	20,989
0.572% due 04/25/2036 ^•	9,375	8,656
0.572% due 11/25/2036 •	6,966	6,895
0.572% due 02/25/2037 •	6,000	5,479
0.572% due 03/25/2037 •	24,109	21,679
0.592% due 03/25/2036 •	10,598	10,539
0.647% due 04/25/2036 •	15,378	15,123
0.692% due 06/25/2033 •	16	15
0.692% due 07/25/2036 •	140	140
0.752% due 07/25/2036 •	449	438
0.792% due 12/25/2033 •	902	883
0.792% due 03/25/2036 ^•	6,166	5,835
0.842% due 05/25/2034 •	420	419
0.842% due 01/25/2036 •	2,312	2,314
0.857% due 02/25/2036 •	18,000	17,830
0.992% due 03/25/2047 ^•	7,636	6,795
1.082% due 12/25/2035 •	2,690	2,693
1.142% due 07/25/2033 •	788	791
1.142% due 11/25/2034 •	3,994	4,013
1.157% due 08/25/2035 •	6,652	6,666
1.232% due 01/25/2036 •	2,675	2,646
1.292% due 10/25/2035 •	8,261	8,203
1.667% due 08/25/2034 •	7,990	7,283
1.817% due 05/25/2035 •	1,500	1,506
1.922% due 12/25/2035 •	8,267	7,203
1.967% due 12/25/2034 •	2,725	2,759
4.471% due 10/25/2046 ^~	852	855
5.834% due 07/25/2034 ~	3	3
Countrywide Asset-Backed Certificates Trust
0.232% due 02/25/2037 •	36,729	35,242
0.232% due 03/25/2037 •	40,192	38,890
0.242% due 03/25/2047 ^•	11,391	11,231
0.252% due 03/25/2037 •	1,708	1,703
0.252% due 09/25/2046 •	3,502	3,457
0.282% due 06/25/2047 •	4,148	4,134
0.332% due 02/25/2037 •	14,098	13,781
0.352% due 04/25/2046 •	29,018	27,405
0.352% due 09/25/2046 •	7,880	7,448
0.552% due 05/25/2036 •	12,677	12,620
0.592% due 04/25/2046 ^•	3,053	2,979
0.752% due 08/25/2035 •	14,483	14,353
0.797% due 04/25/2036 •	19,274	19,251
0.812% due 05/25/2036 •	15,750	14,134
0.827% due 04/25/2036 •	43,050	42,405
0.892% due 08/25/2047 •	19,037	18,978
0.932% due 10/25/2047 •	18,516	18,350
0.992% due 05/25/2036 •	1,075	1,064
1.967% due 07/25/2035 •	7,400	7,377
4.693% due 10/25/2035 ~	2	2
5.050% due 02/25/2036 ~	51	52
5.989% due 10/25/2046 ~	15	15
Countrywide Asset-Backed Certificates Trust, Inc.
0.872% due 11/25/2034 •	285	284
0.947% due 08/25/2034 •	3,283	3,276
0.992% due 11/25/2034 •	259	255
1.097% due 07/25/2034 •	1,739	1,744
2.267% due 07/25/2034 •	30	31
Countrywide Asset-Backed Securities Notes Trust 1.092% due 08/25/2047 •	336	338
Credit Suisse First Boston Mortgage Securities Corp. 2.442% due 08/25/2032 •	135	136
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	313	313
3.134% due 02/25/2056 ~	1,380,934	1,303,053
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •	5,900	4,627
0.312% due 07/25/2037 •	5,454	4,333
0.432% due 07/25/2037 •	5,774	4,658
0.722% due 12/25/2035 •	19,631	19,195
0.737% due 08/25/2035 •	4,410	4,328
0.737% due 11/25/2035 •	4,302	4,222
1.112% due 11/25/2033 •	585	580
1.412% due 12/25/2035 •	1,709	1,698
3.359% due 12/25/2035 þ	10,076	9,978

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

6.780% due 05/25/2035 þ	2,715	2,754
Credit-Based Asset Servicing & Securitization Trust
0.152% due 11/25/2036 •	73	43
0.162% due 01/25/2037 ^•	545	225
0.232% due 10/25/2036 •	15,963	13,893
0.322% due 11/25/2036 •	6,489	3,950
0.332% due 10/25/2036	2,769	2,379
0.342% due 07/25/2036 •	22,743	22,319
3.264% due 01/25/2037 ^þ	230	106
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	16,373	6,114
6.589% due 12/25/2036 þ	17,965	5,838
DFC HEL Trust 1.967% due 12/25/2031 •	2,104	2,106
Duke Funding High Grade Ltd.
0.226% due 08/02/2049 •	782,799	25,723
0.316% due 08/02/2049 •	287,751	10,130
0.626% due 08/02/2049 •	102,000	806
Education Funding Trust
3.455% due 02/15/2050	114,841	116,437
3.557% due 02/01/2050	45,241	43,431
3.947% due 02/01/2050	33,266	34,716
4.108% due 02/01/2050	33,266	35,115
4.714% due 02/01/2050	33,266	35,664
Ellington Loan Acquisition Trust
1.142% due 05/25/2037 •	51,638	51,952
1.592% due 05/25/2037	1,174	1,177
1.592% due 05/25/2037 •	1,059	1,063
1.692% due 05/25/2037	11,088	11,191
EMC Mortgage Loan Trust
0.832% due 05/25/2040 •	52	51
1.192% due 08/25/2040 •	299	299
1.192% due 11/25/2041 •	28	27
Encore Credit Receivables Trust 0.782% due 07/25/2035 •	7,998	7,893
Equifirst Loan Securitization Trust 0.262% due 04/25/2037 •	41,718	39,678
EquiFirst Mortgage Loan Trust
1.022% due 04/25/2035 •	355	355
1.067% due 12/25/2034 •	78	79
1.097% due 04/25/2035 •	55	55
1.157% due 04/25/2035 •	659	659
1.592% due 12/25/2034 •	238	239
1.817% due 12/25/2034 •	756	754
1.892% due 04/25/2035 •	1,990	1,978
2.567% due 12/25/2034 •	314	314
3.992% due 12/25/2034 •	979	895
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ	158	160
FBR Securitization Trust 0.782% due 11/25/2035 •	3,454	3,450
Fieldstone Mortgage Investment Trust
0.332% due 11/25/2036 •	1,931	1,414
0.472% due 05/25/2036 •	31,525	25,701
0.737% due 02/25/2036	3,290	3,001
0.772% due 02/25/2036 •	2,000	1,994
Finance America Mortgage Loan Trust 1.142% due 09/25/2033 •	141	140
First Franklin Mortgage Loan Asset-Backed Certificates
0.917% due 05/25/2034 •	2,883	2,858
1.802% due 05/25/2034 •	117	118
First Franklin Mortgage Loan Trust
0.197% due 09/25/2036	2,439	2,326
0.212% due 11/25/2036	4,730	4,452
0.232% due 12/25/2036 •	5,971	3,493
0.242% due 12/25/2036 •	12,369	11,655
0.252% due 11/25/2036 •	1,122	1,109
0.252% due 12/25/2037 •	20,421	19,055
0.312% due 01/25/2038 •	359	253
0.392% due 05/25/2036 •	3,201	3,121
0.402% due 09/25/2036 •	37,301	35,574
0.402% due 11/25/2036	3,900	3,529
0.472% due 02/25/2036 •	17,262	16,356
0.632% due 03/25/2036 •	17,493	15,425
0.662% due 02/25/2036 •	22,712	20,757
0.672% due 02/25/2036 •	18,589	18,615
0.767% due 11/25/2036 •	13,422	13,432
0.812% due 11/25/2035 •	26,884	26,332
0.872% due 09/25/2035 •	9,789	9,822
0.872% due 06/25/2036 •	16,775	16,704
0.917% due 06/25/2034 •	6,669	6,665
0.947% due 04/25/2035 •	5,656	5,622
0.962% due 09/25/2034 •	2,396	2,403
0.992% due 01/25/2035 •	1,359	1,364
0.992% due 07/25/2035 •	8,092	8,079
1.042% due 07/25/2033 •	4,802	4,755

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.067% due 05/25/2035 •		39,529	39,139
1.097% due 09/25/2035 •		12,600	12,415
1.217% due 12/25/2034 •		1,805	1,827
1.277% due 12/25/2034 •		2,042	2,034
1.367% due 07/25/2034 •		11,123	11,167
1.592% due 03/25/2034 •		328	328
1.892% due 09/25/2034 •		581	591
2.567% due 03/25/2034 •		604	631
First NLC Trust 0.797% due 12/25/2035 •		1,710	1,710
Fremont Home Loan Trust
0.192% due 08/25/2036 •		5,448	2,324
0.222% due 11/25/2036 •		24,342	11,866
0.227% due 10/25/2036 •		11,020	10,142
0.252% due 08/25/2036 •		36,123	15,597
0.312% due 01/25/2037 •		26,744	15,316
0.332% due 08/25/2036 •		6,625	2,906
0.432% due 02/25/2036 •		14,532	14,174
0.432% due 02/25/2037 •		17,663	9,013
0.452% due 04/25/2036 •		274	274
0.592% due 05/25/2036 •		7,142	5,468
0.632% due 04/25/2036 •		22,370	20,655
0.767% due 01/25/2036 •		44,985	41,051
1.022% due 06/25/2035 ^•		1,137	1,116
1.142% due 11/25/2034 •		5,477	5,442
1.247% due 06/25/2035 •		17,148	16,317
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	84,110	59,892
GE-WMC Mortgage Securities Trust
0.172% due 08/25/2036 •		$3	2
0.352% due 08/25/2036 •		4,122	3,939
Goal Structured Solutions Trust 0.742% due 09/25/2041 •		12,802	12,849
Greenpoint Manufactured Housing
3.694% due 06/08/2031 •		9,233	9,198
8.300% due 10/15/2026 ~		342	346
GSAA Home Equity Trust
0.212% due 05/25/2036 •		6,445	2,064
0.232% due 03/25/2036 •		24	11
0.262% due 02/25/2037 •		9,651	4,087
0.332% due 06/25/2036 •		49,660	15,607
0.412% due 04/25/2047 •		14,038	8,351
0.432% due 10/25/2036 •		42,884	16,821
0.452% due 03/25/2036 •		23,551	11,169
0.452% due 05/25/2036 •		18,748	6,490
0.532% due 05/25/2047 •		1,857	1,423
0.572% due 06/25/2036 •		3,215	1,353
0.632% due 03/25/2036 •		18,734	12,173
0.792% due 08/25/2037 •		6,263	6,256
0.827% due 06/25/2035 •		3,000	2,993
0.832% due 10/25/2035 •		5,876	5,886
0.887% due 08/25/2035 •		4,304	4,214
1.067% due 06/25/2034		396	363
5.344% due 09/25/2035 ~		215	185
5.772% due 11/25/2036 ^~		8,127	3,629
6.000% due 11/25/2037 ^		759	622
6.948% due 06/25/2036 þ		21,148	8,916
GSAMP Trust
0.162% due 12/25/2036 •		714	440
0.172% due 11/25/2036 •		1,152	707
0.182% due 01/25/2037 •		7,385	5,379
0.222% due 12/25/2046		6,225	4,103
0.232% due 08/25/2036 •		19,746	19,236
0.232% due 11/25/2036 •		28,045	17,363
0.262% due 12/25/2036 •		6,045	3,776
0.262% due 01/25/2037 •		3,021	2,958
0.272% due 11/25/2035 •		192	31
0.292% due 11/25/2036 •		15,738	9,835
0.362% due 03/25/2047 •		18,510	17,546
0.372% due 06/25/2036 •		12,239	12,053
0.392% due 10/25/2036 ^•		1,514	35
0.392% due 05/25/2046 •		14,234	14,095
0.542% due 06/25/2036 •		6,788	6,254
0.572% due 12/25/2035 •		3,511	3,506
0.572% due 06/25/2036 •		4,312	3,090
0.632% due 02/25/2036 •		6,144	6,033
0.737% due 11/25/2035 •		388	388
0.737% due 11/25/2035 ^•		12,987	12,371
0.767% due 02/25/2035 •		639	650
0.827% due 07/25/2045 •		74	75
0.872% due 07/25/2045 •		19,366	19,377
0.992% due 11/25/2035 •		3,179	3,124
1.037% due 11/25/2035 •		4,016	3,827
1.292% due 10/25/2034 •		997	998
1.817% due 12/25/2034 •		13,241	13,155

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Harley Marine Financing LLC 5.682% due 05/15/2043 «	49,383	45,679
Home Equity Asset Trust
0.412% due 08/25/2036 •	1,143	1,140
0.707% due 04/25/2036 •	17	17
0.752% due 04/25/2036 •	7,045	6,947
0.792% due 12/25/2033 •	34	34
0.797% due 01/25/2036 •	5,000	4,839
0.797% due 04/25/2036 •	18,000	17,596
0.852% due 11/25/2032 •	128	122
0.992% due 11/25/2034 •	220	221
1.037% due 11/25/2035 •	7,552	7,472
1.292% due 06/25/2032 ^•	1,252	1,253
2.642% due 03/25/2033 •	1,934	1,931
Home Equity Mortgage Loan Asset-Backed Trust
0.252% due 11/25/2036 •	9,181	8,722
0.252% due 07/25/2037	430	294
0.282% due 07/25/2037	17,895	9,882
0.292% due 07/25/2037 •	11,691	8,046
0.312% due 04/25/2037 •	53,317	46,224
0.332% due 08/25/2036 •	6,315	5,627
0.412% due 04/25/2037 •	12,166	11,253
0.472% due 06/25/2036 •	3,146	3,112
0.652% due 06/25/2036 •	8,000	7,380
0.692% due 03/25/2036 •	25,000	23,465
0.752% due 03/25/2036 •	5,900	5,700
0.872% due 10/25/2035 •	13,050	12,759
Hout Bay Corp.
1.627% due 07/05/2041 •	453,123	97,744
1.827% due 07/05/2041 •	34,165	3,792
1.957% due 07/05/2041 •	4,046	189
HSI Asset Loan Obligation Trust 4.814% due 12/25/2036 þ	9,314	4,395
HSI Asset Securitization Corp. Trust
0.192% due 10/25/2036 •	2,596	1,345
0.232% due 01/25/2037 •	60,751	54,500
0.252% due 05/25/2037 •	9,474	9,365
0.282% due 04/25/2037 •	16,708	10,840
0.312% due 10/25/2036 •	17,689	9,298
0.352% due 04/25/2037 •	6,731	4,424
0.412% due 10/25/2036 •	9,157	4,871
0.422% due 02/25/2036 •	10,437	10,162
0.432% due 12/25/2036 •	29,607	11,443
0.442% due 02/25/2036 •	16,250	15,405
0.572% due 10/25/2036 •	2,040	1,106
IMC Home Equity Loan Trust 7.520% due 08/20/2028	18	19
IndyMac Mortgage Loan Trust 0.252% due 07/25/2036 •	31,099	12,252
IXIS Real Estate Capital Trust
0.152% due 05/25/2037 •	5,790	2,018
0.242% due 01/25/2037 •	81,395	39,921
0.252% due 05/25/2037 •	34,852	12,373
0.412% due 08/25/2036 •	66,207	25,075
0.492% due 03/25/2036 ^•	11,982	7,752
0.612% due 08/25/2036 •	33,615	13,180
0.722% due 02/25/2036 •	1,284	1,303
1.037% due 02/25/2035 •	1,048	1,040
JP Morgan Mortgage Acquisition Corp.
0.452% due 03/25/2036 •	6,808	6,784
0.602% due 02/25/2036 ^•	8,616	8,555
0.632% due 03/25/2036 •	40,500	37,915
0.677% due 01/25/2036 •	14,000	13,664
0.752% due 09/25/2035 •	472	475
0.797% due 09/25/2035 •	10,957	10,956
1.022% due 06/25/2035 •	16,467	16,370
1.067% due 12/25/2035 •	8,091	7,919
JP Morgan Mortgage Acquisition Trust
0.192% due 03/25/2047 •	128	83
0.202% due 08/25/2036 •	2,670	2,139
0.332% due 08/25/2036 •	22,466	18,372
0.332% due 05/25/2037 •	9,924	9,269
0.352% due 07/25/2036 •	9,884	9,794
0.352% due 08/25/2036 •	15,632	15,417
0.362% due 07/25/2036 •	44,607	40,366
0.372% due 11/25/2036 •	13,928	13,113
0.527% due 05/25/2036 •	19,000	17,222
0.572% due 04/25/2036 •	26,803	26,204
1.092% due 11/25/2036	1,794	1,832
4.541% due 10/25/2030 þ	1,442	1,002
4.541% due 01/25/2037 þ	15	10
6.330% due 07/25/2036 þ	5,762	2,494
6.910% due 07/25/2036 þ	8,215	3,552
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	23,551	22,749

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

KGS-Alpha SBA COOF Trust 1.059% due 04/25/2038 «~(a)	16,484	448
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,463	1,455
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)	1,000,891	5,936
0.000% due 07/25/2057 (h)	1,083	1,081
0.000% due 07/25/2057 ~	360,212	367,133
0.000% due 04/25/2058 ~	590	589
0.000% due 08/26/2058 (h)	794	791
0.000% due 01/28/2070 ~	6,508	4,209
0.125% due 12/26/2057 ~(a)	541,668	1,742
1.287% due 12/26/2057 ~(a)	264,449	3,463
1.843% due 01/28/2070 •	464,150	469,287
3.086% due 12/25/2056 ~	1,000,891	942,119
3.457% due 06/25/2057 ~	155,375	164,504
3.504% due 08/26/2058 ~	178,636	175,636
3.569% due 04/25/2058 ~	53,301	40,081
3.750% due 04/25/2058 ~	233,724	250,215
4.000% due 02/25/2058 ~	427,830	452,929
4.000% due 04/25/2058 ~	106,604	109,991
4.000% due 08/26/2058 ~	441,459	459,471
4.050% due 01/25/2058 ~	244,819	248,645
4.250% due 02/25/2058 ~	132,996	147,427
4.250% due 08/26/2058 ~	357,273	395,633
4.275% due 02/25/2058 ~	132,995	110,619
4.500% due 02/25/2058 ~	132,996	145,394
4.537% due 12/26/2057 ~	273,926	286,764
9.430% due 01/28/2070 ~	363,372	376,169
Lehman XS Trust
0.252% due 05/25/2037 •	63	62
0.262% due 02/25/2037 ^•	25,777	23,373
0.272% due 02/25/2037 •	16,385	16,198
0.412% due 05/25/2036 •	20,827	23,072
0.552% due 02/25/2037 •	7,141	5,809
0.652% due 05/25/2036 •	6,623	7,735
0.842% due 10/25/2035	487	655
4.493% due 05/25/2037 þ	975	994
6.640% due 04/25/2036 þ	16,098	16,249
Long Beach Mortgage Loan Trust
0.182% due 09/25/2036 •	11,475	4,572
0.192% due 12/25/2036 •	8,783	4,431
0.202% due 11/25/2036 •	6,591	2,866
0.242% due 09/25/2036 •	48,415	35,695
0.247% due 08/25/2036	8,422	5,387
0.247% due 10/25/2036 •	51,938	35,704
0.252% due 08/25/2036 •	29,344	15,956
0.252% due 10/25/2036 •	24,362	10,667
0.252% due 12/25/2036 •	3,455	2,704
0.262% due 12/25/2036 •	39,421	20,140
0.322% due 12/25/2036 •	27,070	13,973
0.332% due 08/25/2036 •	7,009	3,865
0.382% due 07/25/2036 •	17,057	13,948
0.392% due 05/25/2036 •	52,293	35,800
0.392% due 06/25/2036 •	63,892	40,313
0.412% due 05/25/2046 •	10,426	9,759
0.492% due 01/25/2036 •	23,902	23,173
0.532% due 02/25/2036 •	20,641	20,282
0.612% due 05/25/2036 •	3,281	1,453
0.692% due 01/25/2036 •	38,278	36,299
0.722% due 01/25/2046 •	51,118	49,663
0.737% due 11/25/2035 •	17,347	17,248
0.852% due 08/25/2045 •	1,061	1,062
0.872% due 08/25/2035 •	557	551
0.887% due 06/25/2034 •	1,999	1,977
0.947% due 07/25/2034 •	1,801	1,790
1.217% due 07/25/2033 •	2,925	2,933
1.292% due 11/25/2034 •	5,425	5,256
1.322% due 06/25/2033 •	4,322	4,346
LP Credit Card ABS Master Trust 1.661% due 08/20/2024 •	40,183	40,241
Madison Avenue Manufactured Housing Contract Trust 3.342% due 03/25/2032 •	3,031	3,050
Marlette Funding Trust
0.000% due 04/16/2029 «(h)	7	587
2.690% due 09/17/2029	2,397	2,407
MASTR Asset-Backed Securities Trust
0.142% due 08/25/2036 •	5,471	2,508
0.142% due 10/25/2036 •	42,398	18,456
0.142% due 01/25/2037 •	37,781	14,640
0.192% due 10/25/2036 •	9,199	6,011
0.192% due 11/25/2036 •	16,344	11,953
0.192% due 01/25/2037 •	35,891	14,058
0.212% due 10/25/2036 •	34,961	15,451
0.222% due 10/25/2036 •	30,020	18,244
0.237% due 10/25/2036 •	62,375	31,262

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.237% due 01/25/2037	14,687	5,971
0.252% due 10/25/2036 •	3,669	2,428
0.252% due 01/25/2037 •	39,633	15,722
0.292% due 08/25/2036 •	11,210	4,572
0.302% due 10/25/2036	4,762	3,183
0.302% due 05/25/2037 •	1,995	1,944
0.332% due 08/25/2036 •	21,315	10,147
0.337% due 10/25/2036 •	6,931	3,543
0.382% due 01/25/2036 •	7,707	7,662
0.392% due 04/25/2036 •	28,650	10,607
0.392% due 08/25/2036 •	20,906	9,914
0.392% due 05/25/2037 •	8,547	7,906
0.492% due 04/25/2036 •	66,801	18,029
0.512% due 11/25/2036 •	3,850	1,820
0.572% due 06/25/2036 •	4,663	2,622
0.572% due 08/25/2036 •	31,289	13,973
0.842% due 10/25/2035 ^•	14,007	13,881
1.037% due 05/25/2035 •	68	71
1.242% due 08/25/2037 •	24,124	23,209
4.742% due 05/25/2033 •	3,998	4,013
MASTR Specialized Loan Trust
0.462% due 01/25/2037 •	11,788	6,719
0.612% due 02/25/2036 •	3,418	3,325
Mercury CDO Ltd. 0.978% due 12/08/2040 •	6,000	931
Merrill Lynch First Franklin Mortgage Loan Trust
0.262% due 04/25/2037 •	3,305	1,861
0.262% due 05/25/2037 •	31,871	24,868
0.332% due 05/25/2037 •	56,283	44,247
0.342% due 04/25/2037 •	26,535	15,173
0.412% due 05/25/2037 •	35,169	27,884
Merrill Lynch Mortgage Investors Trust
0.212% due 11/25/2037 •	4,353	2,064
0.237% due 08/25/2037 •	11,275	10,907
0.242% due 08/25/2037 •	5,546	5,375
0.292% due 07/25/2037	4,105	1,319
0.332% due 08/25/2037	371	341
0.392% due 11/25/2037 •	26,557	12,944
0.412% due 03/25/2037 •	5,954	2,552
0.412% due 04/25/2037 •	12,813	8,654
0.412% due 07/25/2037	3,827	2,654
0.542% due 02/25/2047 •	30,561	21,886
0.692% due 12/25/2036 •	6,300	6,009
0.692% due 01/25/2037	2,880	2,716
0.782% due 08/25/2036 •	15,600	15,556
0.812% due 05/25/2036 •	478	475
0.842% due 06/25/2036 •	1,328	1,328
0.962% due 05/25/2036 •	4,037	3,347
1.022% due 07/25/2035 •	10,145	10,156
1.067% due 04/25/2036 •	1,407	1,413
1.217% due 08/25/2036 •	1,634	1,817
3.654% due 04/25/2035 •	156	141
MESA Trust 3.317% due 11/25/2031 ^•	935	795
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	1,385	1,404
6.005% due 08/15/2037	1,180	1,248
Mid-State Trust 4.864% due 07/15/2038	570	602
MMcapS Funding Ltd. 0.585% due 12/01/2035 •	9,100	8,622
Monroe Capital BSL CLO Ltd. 1.270% due 05/22/2027 •	17,757	17,761
Morgan Stanley ABS Capital, Inc. 1.172% due 03/25/2033 •	43	43
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 09/25/2036 •	262	148
0.192% due 10/25/2036 •	4,820	2,862
0.192% due 11/25/2036 •	1,898	1,388
0.202% due 03/25/2037 •	3,341	1,815
0.222% due 09/25/2036 •	50,798	28,942
0.222% due 10/25/2036 •	19,411	18,478
0.222% due 12/25/2036 •	51,934	37,981
0.222% due 01/25/2037 •	24,982	15,320
0.232% due 08/25/2036 •	32,687	20,714
0.232% due 10/25/2036 •	40,816	24,370
0.232% due 11/25/2036 •	3,138	1,979
0.232% due 05/25/2037 •	290	266
0.242% due 09/25/2036 •	15,219	7,321
0.242% due 10/25/2036 •	17,271	11,342
0.242% due 12/25/2036 •	1,085	724
0.252% due 09/25/2036 •	27,586	15,824
0.272% due 02/25/2037 •	27,236	12,146
0.272% due 03/25/2037 •	29,754	16,318
0.272% due 05/25/2037 •	15,629	14,349
0.292% due 02/25/2037 •	10,559	6,390

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.312% due 10/25/2036 •	1,487	898
0.312% due 11/25/2036 •	12,716	8,100
0.322% due 09/25/2036 •	4,195	2,441
0.322% due 10/25/2036 •	9,865	6,547
0.322% due 02/25/2037 •	33,089	14,873
0.342% due 08/25/2036 •	13,137	8,521
0.342% due 03/25/2037 •	49,480	27,388
0.342% due 05/25/2037 •	13,539	12,497
0.352% due 05/25/2037 •	9,900	8,535
0.412% due 03/25/2036 •	14,896	14,815
0.422% due 02/25/2037 •	8,774	5,400
0.592% due 04/25/2036 •	16,435	15,367
0.632% due 03/25/2036 •	7,720	7,615
0.692% due 12/25/2035 •	12,427	11,974
0.707% due 11/25/2035 •	6,078	6,080
0.712% due 12/25/2035 •	14,951	14,824
0.832% due 01/25/2034 •	4,773	4,714
0.902% due 04/25/2034 •	1,749	1,732
0.992% due 05/25/2034 •	4,442	4,421
1.022% due 07/25/2035 •	7,500	7,497
1.082% due 06/25/2035 •	13,582	13,673
1.112% due 10/25/2033 •	816	816
1.152% due 09/25/2034 •	323	302
1.342% due 07/25/2037 •	14,010	13,564
1.992% due 02/25/2047 •	40,139	38,006
Morgan Stanley Capital, Inc. Trust
0.632% due 03/25/2036 •	100,258	90,642
0.647% due 01/25/2036	700	610
0.672% due 01/25/2036 •	16,025	15,796
0.672% due 02/25/2036 •	9,974	9,929
Morgan Stanley Dean Witter Capital, Inc. Trust
1.442% due 02/25/2033 •	522	524
1.667% due 11/25/2032 •	760	762
Morgan Stanley Home Equity Loan Trust
0.192% due 12/25/2036 •	3,911	2,379
0.192% due 04/25/2037 •	6,434	4,227
0.232% due 12/25/2036 •	45,793	27,999
0.262% due 04/25/2037 •	10,906	7,225
0.412% due 04/25/2036 •	9,271	7,626
0.442% due 04/25/2037 •	22,961	15,539
0.602% due 02/25/2036	257	246
0.612% due 04/25/2036 •	14,135	11,808
1.082% due 05/25/2035 •	11,698	11,640
Morgan Stanley IXIS Real Estate Capital Trust
0.162% due 11/25/2036 •	9,060	4,143
0.202% due 11/25/2036 •	20,919	9,623
0.242% due 11/25/2036 •	1,721	797
0.312% due 11/25/2036 •	22,982	10,744
0.392% due 07/25/2036 •	7,515	4,073
0.552% due 07/25/2036 •	29,246	16,152
Morgan Stanley Mortgage Loan Trust
0.432% due 10/25/2036 •	2,536	1,101
0.452% due 04/25/2037 •	8,981	3,997
0.552% due 02/25/2037 •	3,482	1,342
5.622% due 01/25/2047 þ	216	214
5.750% due 04/25/2037 ^~	368	240
5.754% due 01/25/2047 þ	7,156	4,371
5.965% due 09/25/2046 ^þ	4,277	2,187
6.000% due 02/25/2037 ^~	247	234
Morgan Stanley Structured Trust 0.322% due 06/25/2037 •	5,022	4,979
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,640
Nationstar Home Equity Loan Trust
0.267% due 06/25/2037 •	577	563
0.322% due 03/25/2037 •	238	237
0.342% due 06/25/2037	2,527	2,192
0.342% due 06/25/2037 •	302	295
0.362% due 03/25/2037 •	3,067	2,983
0.372% due 03/25/2037	5,542	5,221
0.452% due 09/25/2036	13,337	12,923
0.462% due 09/25/2036	1,338	1,251
0.502% due 04/25/2037	11,803	11,030
Navient Private Education Refi Loan Trust 3.238% due 11/15/2045 ~	236,345	265,591
New Century Home Equity Loan Trust
0.272% due 05/25/2036 •	1,136	1,107
0.832% due 08/25/2034 •	117	116
0.917% due 09/25/2035 •	5,720	5,732
1.037% due 09/25/2035 •	1,650	1,652
4.921% due 11/25/2033 þ	111	110
Newcastle Investment Trust 0.000% due 05/01/2033 ~	64,243	67,701
Newcastle Mortgage Securities Trust
0.282% due 04/25/2037 •	1,599	1,563
0.322% due 04/25/2037 •	2,694	2,641

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.432% due 04/25/2037	6,698	6,180
0.592% due 04/25/2037	7,785	7,053
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.242% due 07/25/2036 •	37,060	35,590
0.512% due 11/25/2035 •	5,370	5,339
0.527% due 03/25/2036 •	393	390
0.572% due 03/25/2036 •	4,024	3,860
0.752% due 11/25/2035 •	9,479	9,094
NovaStar Mortgage Funding Trust
0.222% due 03/25/2037 •	120,223	91,828
0.272% due 09/25/2037 •	26,455	24,181
0.392% due 06/25/2036 •	1,616	1,353
1.007% due 10/25/2035 •	8,491	8,327
1.262% due 06/25/2035 •	5,000	4,963
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	1,135	1,160
5.410% due 11/15/2032	1,227	1,253
7.945% due 03/15/2022 ~	2,995	1,290
Option One Mortgage Loan Trust
0.212% due 03/25/2037	950	914
0.232% due 01/25/2037 •	32,280	23,816
0.232% due 02/25/2037 •	7,312	4,593
0.232% due 03/25/2037 •	73,664	53,491
0.272% due 04/25/2037 •	23,608	16,458
0.272% due 07/25/2037 •	5,729	4,650
0.312% due 04/25/2037 •	140,849	113,911
0.312% due 05/25/2037 •	126,684	94,117
0.342% due 03/25/2037	5,749	3,676
0.392% due 05/25/2037 •	6,053	4,213
0.692% due 01/25/2036 •	11,785	11,743
0.962% due 05/25/2035 •	2,941	2,762
0.992% due 01/25/2034 •	1,867	1,862
1.517% due 11/25/2034 •	20	20
2.567% due 11/25/2034 •	39	39
5.342% due 11/25/2034 •	22	51
Option One Mortgage Loan Trust Asset-Backed Certificates
0.677% due 12/25/2035 •	1,782	1,778
0.722% due 12/25/2035 •	4,230	4,166
0.752% due 12/25/2035 •	8,709	8,209
0.782% due 11/25/2035 •	20,047	19,899
0.827% due 11/25/2035 •	5,889	5,593
0.947% due 10/25/2032 •	2,478	2,502
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	550	558
Ownit Mortgage Loan Trust
0.992% due 10/25/2036 ^•	3,797	3,853
3.015% due 10/25/2035 þ	7,727	5,521
Palmer Square Loan Funding Ltd. 1.158% due 04/20/2027 •	8,428	8,432
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.797% due 09/25/2035 •	1,058	1,068
0.812% due 05/25/2035 •	13,318	13,235
1.022% due 05/25/2035 •	18,645	18,444
1.097% due 06/25/2035 •	6,274	6,235
1.127% due 05/25/2035 •	4,784	4,499
1.142% due 06/25/2035 •	4,641	4,405
1.172% due 03/25/2035 •	966	968
1.262% due 03/25/2035 •	7,552	7,539
1.667% due 02/25/2035 •	10,715	10,815
1.817% due 02/25/2035 •	3,247	3,242
1.967% due 10/25/2034 •	1,408	1,453
2.192% due 09/25/2034 •	3,062	3,089
People's Financial Realty Mortgage Securities Trust 0.232% due 09/25/2036 •	27,926	10,397
Popular ABS Mortgage Pass-Through Trust
0.342% due 06/25/2047 ^•	3,518	3,496
0.422% due 07/25/2036 •	3,280	3,204
0.632% due 05/25/2036 ^•	5,546	5,339
0.672% due 02/25/2036	1,312	1,273
5.917% due 04/25/2035 þ	103	104
RAAC Trust
0.382% due 05/25/2046 •	2,530	2,527
0.442% due 11/25/2046 •	546	528
0.472% due 10/25/2046 •	8,990	8,843
0.592% due 02/25/2037 •	3,814	3,673
0.692% due 09/25/2045 •	5,111	5,067
0.792% due 02/25/2046 •	1,681	1,658
1.067% due 02/25/2046 •	19,679	16,554
1.292% due 09/25/2047 •	383	384
1.592% due 09/25/2047 •	9,087	9,104
2.567% due 05/25/2039 •	2,921	2,935
Renaissance Home Equity Loan Trust
0.972% due 08/25/2033 •	794	784
5.512% due 04/25/2037 þ	6,555	2,679
5.580% due 11/25/2036 þ	12,584	6,631
5.744% due 06/25/2037 ^þ	89,647	35,067

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.906% due 06/25/2037 þ	23,928	9,636
6.115% due 08/25/2036 þ	13,314	7,873
6.203% due 06/25/2037 þ	23,512	10,043
7.750% due 09/25/2037 ^þ	32,770	18,514
Residential Asset Mortgage Products Trust
0.322% due 12/25/2036 •	15,000	14,145
0.362% due 10/25/2036 •	4,763	4,765
0.442% due 08/25/2036	777	769
0.522% due 11/25/2035 •	3,306	3,307
0.532% due 12/25/2035 •	25,405	23,857
0.617% due 07/25/2036	1,328	1,278
0.682% due 11/25/2035 •	7,000	6,650
0.692% due 02/25/2036 •	8,876	8,803
0.792% due 12/25/2035 •	34,101	30,900
0.842% due 04/25/2034 •	6,447	6,386
0.862% due 02/25/2035 •	5,718	5,615
0.902% due 07/25/2035 •	6,500	6,442
0.962% due 02/25/2034 •	1,640	1,629
0.962% due 04/25/2034 •	4,313	4,307
0.962% due 10/25/2035 •	11,246	11,157
1.037% due 09/25/2035 •	10,000	9,932
1.067% due 04/25/2034 •	85	85
1.082% due 10/25/2033 •	3,439	3,427
1.112% due 03/25/2035 •	7,451	7,410
1.157% due 07/25/2035 •	10,889	10,809
1.292% due 01/25/2035 ^•	2,417	2,271
1.667% due 04/25/2034 ^•	1,827	1,753
1.817% due 08/25/2034 •	612	613
1.997% due 02/25/2034 •	370	346
2.072% due 04/25/2034 ^•	2,821	2,567
2.717% due 12/25/2034 •	566	506
5.492% due 01/25/2035 þ	433	286
5.653% due 12/25/2034 þ	215	212
5.670% due 10/25/2034 þ	428	473
Residential Asset Securities Corp. Trust
0.252% due 11/25/2036 •	903	982
0.302% due 04/25/2037 •	18,880	18,441
0.312% due 02/25/2037 •	5,000	4,788
0.332% due 10/25/2036 •	33,799	33,111
0.342% due 11/25/2036 ^•	85,386	82,964
0.352% due 07/25/2036 •	958	954
0.372% due 07/25/2036 •	16,300	15,693
0.392% due 08/25/2036 •	2,325	2,299
0.412% due 07/25/2036 •	232	232
0.432% due 11/25/2036 •	13,351	12,751
0.432% due 04/25/2037 •	50,445	48,790
0.612% due 07/25/2036 ^•	14,084	12,824
0.632% due 07/25/2036 •	11,108	10,217
0.652% due 04/25/2036 •	14,173	14,015
0.692% due 02/25/2036 •	8,409	8,281
0.707% due 11/25/2035 •	17,900	17,365
0.722% due 12/25/2035 •	522	521
0.742% due 06/25/2035 •	430	431
0.752% due 10/25/2035 •	11,326	11,092
0.752% due 11/25/2035 •	3,186	3,179
0.782% due 01/25/2036 •	7,225	7,216
0.842% due 04/25/2034 •	1,569	1,557
0.932% due 09/25/2034 •	732	723
0.932% due 12/25/2034 •	2,839	2,833
0.977% due 08/25/2035 •	5,899	5,907
0.977% due 09/25/2035 •	2,315	2,316
0.977% due 12/25/2035 •	1,516	1,419
0.992% due 04/25/2035 •	180	180
1.127% due 08/25/2035 •	4,230	4,178
1.142% due 07/25/2035 •	6,797	6,819
1.817% due 11/25/2034 •	365	370
1.892% due 01/25/2034 •	1,415	1,431
2.042% due 11/25/2034 •	802	832
2.567% due 11/25/2034 •	443	460
5.980% due 09/25/2034 ~	895	904
Residential Funding Home Loan Trust 0.222% due 05/25/2036 •	266	262
Salomon Mortgage Loan Trust 0.992% due 11/25/2033 •	282	283
Saxon Asset Securities Trust
0.272% due 05/25/2037 •	29,859	25,736
0.332% due 10/25/2046	1,664	1,493
0.402% due 09/25/2037 •	18,081	17,809
0.812% due 11/25/2037 •	4,873	4,670
0.887% due 03/25/2031 •	141	119
1.067% due 12/25/2033 •	2,769	2,763
1.067% due 12/26/2034 •	186	182
1.067% due 11/25/2035 •	6,244	4,818
4.967% due 12/26/2034 •	532	144
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 ^•	498	168

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.172% due 11/25/2036 ^•		154	59
0.222% due 12/25/2036 •		9,725	9,423
0.232% due 08/25/2036 •		27,484	15,345
0.252% due 11/25/2036 •		8,053	3,196
0.262% due 08/25/2036 ^•		9,805	4,329
0.292% due 07/25/2036 •		23,420	13,166
0.292% due 12/25/2036 •		77,204	38,681
0.372% due 07/25/2036 •		14,839	13,759
0.392% due 07/25/2036 •		23,363	13,288
0.392% due 09/25/2036 •		4,628	2,277
0.412% due 07/25/2036 •		5,827	2,805
0.572% due 07/25/2036 •		4,275	2,482
0.592% due 05/25/2036 •		8,321	5,797
0.592% due 06/25/2036 •		22,220	17,630
0.672% due 11/25/2035 •		1,126	1,126
0.672% due 12/25/2035 •		3,961	3,909
0.692% due 11/25/2035 •		32,362	29,516
0.692% due 12/25/2035 •		13,314	9,098
0.737% due 10/25/2035		2,746	2,536
0.767% due 01/25/2035 •		1,098	1,067
0.812% due 10/25/2035 •		963	900
1.052% due 01/25/2036 ^•		1,046	937
SG Mortgage Securities Trust
0.232% due 10/25/2036 •		23,194	21,837
0.552% due 07/25/2036		8,547	2,682
Sierra Madre Funding Ltd. 0.480% due 09/07/2039 •		33,941	30,222
SLM Private Credit Student Loan Trust 0.359% due 12/16/2041 •		2,434	2,375
SLM Student Loan Trust
0.000% due 10/25/2039 •	EUR	7,364	8,610
1.676% due 04/25/2023 •		$11,536	11,610
SMB Private Education Loan Trust 3.050% due 05/15/2026		7	7
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		950	66,606
1.170% due 02/15/2046		508,181	505,633
2.550% due 02/15/2046		51,395	50,427
4.164% due 06/15/2050 ~		306,303	329,526
4.381% due 05/16/2050 ~		176,471	188,354
SoFi Professional Loan Program LLC
1.042% due 01/25/2039 •		703	707
3.020% due 02/25/2040		6,556	6,762
Soundview Home Loan Trust
0.202% due 01/25/2037 •		226	194
0.202% due 02/25/2037 •		208	76
0.242% due 07/25/2036 •		28,349	28,103
0.242% due 03/25/2037 •		17,257	16,708
0.242% due 06/25/2037		3,716	3,027
0.252% due 10/25/2036 •		2,435	2,427
0.252% due 01/25/2037 •		41,334	35,721
0.262% due 06/25/2036 •		5,077	5,074
0.262% due 11/25/2036 •		69,242	29,075
0.292% due 01/25/2037 •		240	238
0.292% due 06/25/2037 •		160,786	133,198
0.302% due 06/25/2037 •		8,221	6,741
0.332% due 07/25/2036 •		9,800	9,267
0.332% due 01/25/2037 •		17,989	15,701
0.342% due 10/25/2036 •		32,578	31,760
0.372% due 06/25/2037		3,274	2,706
0.392% due 01/25/2037		11,976	11,432
0.462% due 02/25/2037 •		22,135	8,718
0.497% due 12/25/2036 •		11,000	10,795
0.552% due 06/25/2036 •		9,852	9,676
0.557% due 02/25/2036 •		14,610	14,164
0.592% due 11/25/2036 •		335	324
0.647% due 03/25/2036 •		14,893	14,445
0.792% due 12/25/2035 •		11,045	11,007
0.842% due 06/25/2035 •		17,750	17,372
0.857% due 08/25/2035 •		8,012	8,002
0.917% due 06/25/2035 •		527	548
0.947% due 01/25/2035 •		131	126
1.067% due 11/25/2035 •		3,946	3,882
1.392% due 11/25/2033 •		240	240
Specialty Underwriting & Residential Finance Trust
0.232% due 11/25/2037		7,648	6,896
0.362% due 04/25/2037 •		3,139	2,490
0.372% due 09/25/2037		11,535	11,011
0.392% due 06/25/2037		1,991	1,447
0.572% due 09/25/2037 •		17,574	9,130
0.592% due 06/25/2037 •		4,160	2,791
1.262% due 12/25/2035 •		3,021	2,999
Sprite Ltd. 4.250% due 12/15/2037		41,530	41,340
Starwood Commercial Mortgage Trust
1.204% due 07/15/2038 •		47,190	47,211

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.524% due 07/15/2038 •	25,170	25,201
1.724% due 07/15/2038 •	10,070	10,080
2.074% due 07/15/2038 •	13,000	13,025
2.474% due 07/15/2038 •	12,125	12,075
2.824% due 07/15/2038 •	2,500	2,472
Streeterville ABS CDO Ltd. 0.526% due 11/03/2040 •	42,519	28,573
Structured Asset Investment Loan Trust
0.222% due 07/25/2036 •	37,642	30,692
0.232% due 06/25/2036 •	20,588	19,846
0.242% due 07/25/2036 •	3,816	3,765
0.264% due 07/25/2036 •	42,552	31,106
0.692% due 01/25/2036 •	545	543
0.712% due 01/25/2036 •	44,395	43,009
0.792% due 04/25/2033 •	175	174
0.812% due 04/25/2035 •	1,947	1,949
0.812% due 07/25/2035 •	7,533	7,484
0.812% due 10/25/2035 •	41,725	41,352
0.827% due 03/25/2035 •	3,031	3,026
0.827% due 09/25/2035 •	5,685	5,359
0.842% due 07/25/2035 •	2,509	2,485
0.857% due 08/25/2035 •	29,219	28,924
0.872% due 07/25/2035 •	3,789	3,794
0.992% due 04/25/2035 •	12,640	12,464
1.042% due 07/25/2033 •	1,249	1,223
1.042% due 08/25/2033 •	3,738	3,717
1.067% due 09/25/2034 •	88	88
1.067% due 01/25/2035 •	1,000	973
1.067% due 05/25/2035 •	1,568	1,501
1.142% due 09/25/2034 •	397	396
1.217% due 07/25/2033 •	24	24
1.332% due 09/25/2034 •	21	21
1.367% due 11/25/2034 •	5,203	5,190
1.592% due 11/25/2034 •	5,959	6,020
1.817% due 10/25/2034 •	185	187
1.817% due 11/25/2034 •	1,948	1,975
2.417% due 11/25/2034 •	96	102
2.717% due 07/25/2033 •	35	37
2.717% due 08/25/2033 •	1	1
2.867% due 10/25/2033 •	175	179
3.092% due 06/25/2033 •	83	88
3.092% due 11/25/2034 •	2,222	2,283
3.242% due 08/25/2033 •	1,046	1,088
Structured Asset Securities Corp.
0.797% due 02/25/2035 •	2,314	2,297
0.842% due 02/25/2035 •	442	420
1.217% due 02/25/2035 •	9,991	9,981
Structured Asset Securities Corp. Mortgage Loan Trust
0.222% due 05/25/2036 •	16,506	15,507
0.227% due 07/25/2036 •	19,891	19,562
0.232% due 08/25/2046 •	28,606	27,633
0.242% due 09/25/2036 •	5,087	4,942
0.252% due 03/25/2036 •	16,060	15,545
0.252% due 04/25/2036 •	16,074	15,831
0.252% due 01/25/2037 •	18,015	17,718
0.262% due 06/25/2037 •	1,606	1,602
0.272% due 03/25/2037 •	4,602	2,923
0.292% due 02/25/2037 •	4,526	4,508
0.312% due 10/25/2037 •	43,850	32,957
0.322% due 01/25/2037 •	44,618	32,740
0.322% due 05/25/2047 •	3,460	3,393
0.332% due 01/25/2037 •	2,062	1,993
0.342% due 09/25/2036 •	13,876	13,832
0.342% due 03/25/2037 •	20,006	12,915
0.362% due 04/25/2036 •	9,629	9,412
0.382% due 07/25/2036 ^•	44,688	43,003
0.382% due 09/25/2036 •	62,675	59,450
0.392% due 04/25/2031 •	2,444	2,439
0.392% due 03/25/2037 •	6,889	4,498
0.402% due 05/25/2036 •	30,682	29,283
0.592% due 11/25/2037 •	5,100	4,650
0.617% due 07/25/2036	813	790
0.692% due 12/25/2035 •	17,611	14,542
0.692% due 01/25/2037 •	13,630	10,570
0.712% due 12/25/2036 •	35,465	21,744
0.722% due 05/25/2035 •	18	17
0.737% due 02/25/2036 •	685	687
0.767% due 04/25/2035	921	859
0.767% due 06/25/2035 •	3,806	3,731
0.797% due 02/25/2036 •	12,034	11,877
0.887% due 02/25/2036	297	287
0.992% due 05/25/2035	447	426
1.037% due 05/25/2035	115	107
1.067% due 05/25/2035 •	2,753	2,736
1.082% due 05/25/2035	87	82
1.092% due 08/25/2037 •	6,587	6,656

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

1.097% due 11/25/2035 •		1,457	1,440
1.142% due 05/25/2035 •		677	625
1.142% due 08/25/2037 •		7,000	7,043
1.192% due 10/25/2037 •		62,551	39,153
1.742% due 05/25/2035		35	33
2.192% due 11/25/2035 •		3,000	3,109
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.642% due 01/25/2035		2,446	2,444
3.450% due 02/25/2032		137	131
Structured Asset Securities Corp. Trust
0.782% due 09/25/2035 •		14,746	14,491
6.762% due 05/25/2031 ~		3,833	3,657
Taberna Preferred Funding Ltd.
0.576% due 02/05/2036 •		69,559	61,908
0.664% due 07/05/2035 •		14,072	12,524
0.664% due 07/05/2035 ~		212	189
Terwin Mortgage Trust
0.432% due 07/25/2037 •		2,760	2,682
0.712% due 04/25/2037 •		15,805	15,288
0.892% due 09/25/2036 •		11,928	6,528
2.342% due 10/25/2038 •		1,795	1,808
Trapeza CDO Ltd.
0.442% due 11/09/2042 •		14,566	13,292
0.484% due 04/06/2042 •		14,823	13,637
0.492% due 11/09/2042 •		14,000	11,480
0.511% due 01/27/2040 •		32,099	30,093
0.544% due 04/06/2042 •		8,300	6,889
0.586% due 01/25/2035 •		5,558	5,322
Triaxx Prime CDO Ltd. 0.346% due 10/02/2039 •		5,843	422
Tropic CDO Ltd.
0.474% due 07/15/2036 •		22,351	21,010
0.504% due 07/15/2036 •		29,363	27,014
Truman Capital Mortgage Loan Trust 0.352% due 03/25/2036 •		63	63
TruPS Financials Note Securitization Ltd. 1.317% due 03/30/2039 •		198,769	187,837
U.S. Capital Funding Ltd. 0.468% due 10/10/2040 •		44,204	39,342
Upstart Securitization Trust
2.322% due 04/22/2030		5,485	5,523
2.897% due 09/20/2029		1,026	1,028
Utah State Board of Regents 0.842% due 09/25/2056 •		22,131	22,120
Wachovia Mortgage Loan Trust 0.782% due 10/25/2035 •		3,416	3,300
WaMu Asset-Backed Certificates WaMu Trust
0.202% due 04/25/2037 •		48	24
0.242% due 01/25/2037 •		43,476	40,405
0.262% due 07/25/2047 •		15,032	11,249
0.317% due 05/25/2037 •		42,787	40,419
0.332% due 05/25/2037 •		24,403	22,254
0.342% due 05/25/2037 •		16,666	15,213
Washington Mutual Asset-Backed Certificates Trust
0.152% due 10/25/2036 •		142	73
0.272% due 10/25/2036 •		14,262	7,505
0.332% due 08/25/2036 •		9,514	7,722
0.392% due 05/25/2036 •		13,124	11,498
Wells Fargo Home Equity Asset-Backed Securities Trust
0.302% due 03/25/2037 •		1,446	1,385
0.322% due 04/25/2037 •		16,151	15,827
0.382% due 07/25/2036 •		6,700	6,535
1.037% due 11/25/2035 •		362	363
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.037% due 04/25/2034 •		82	82

Total Asset-Backed Securities (Cost $19,431,855)			20,077,570

SOVEREIGN ISSUES 8.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		562,590	198,385
0.125% due 07/09/2035 þ		523,749	162,892
0.125% due 01/09/2038 þ		110,308	41,697
0.125% due 07/09/2041 þ		285,588	102,240
0.125% due 07/09/2046 þ		15,524	5,014
1.000% due 08/05/2021	ARS	3,875,844	23,009
1.000% due 07/09/2029		$36,227	13,803
15.500% due 10/17/2026	ARS	2,847,058	6,911
16.000% due 10/17/2023		123,865	454
18.200% due 10/03/2021		348,362	1,953
34.069% (BADLARPP) due 10/04/2022 ~		335,699	1,557
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		9,588,711	55,389
Autonomous City of Buenos Aires
37.374% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	18,075
37.875% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	5,555
39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		2,210,755	12,985

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Autonomous Community of Catalonia 6.350% due 11/30/2041	EUR	5,500	11,069
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (h)	BRL	10,726,000	2,130,486
0.000% due 04/01/2022		2,715,600	521,419
China Development Bank
2.890% due 06/22/2025	CNY	2,275,500	348,159
3.300% due 02/01/2024		344,300	53,715
3.430% due 01/14/2027		322,000	50,039
3.680% due 02/26/2026		1,655,400	260,599
3.740% due 09/10/2025		1,960,200	309,093
4.150% due 10/26/2025		2,339,400	375,138
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		$64,712	58,826
3.875% due 04/16/2050		142,800	164,895
Guatemala Government International Bond
5.375% due 04/24/2032		12,000	13,965
6.125% due 06/01/2050		21,200	26,023
Israel Government International Bond
3.375% due 01/15/2050		40,511	43,370
3.800% due 05/13/2060		114,869	131,094
3.875% due 07/03/2050		13,100	15,191
4.500% due 04/03/2120		47,800	60,591
Korea Development Bank 4.800% due 06/10/2023	IDR	780,100,000	53,522
Paraguay Government International Bond 4.950% due 04/28/2031		$23,200	26,709
Peru Government International Bond
5.350% due 08/12/2040	PEN	106,531	24,569
5.400% due 08/12/2034		121,111	29,823
5.940% due 02/12/2029		837,805	238,413
6.150% due 08/12/2032		477,167	128,057
6.350% due 08/12/2028		857,257	249,400
6.900% due 08/12/2037		9,726	2,683
6.950% due 08/12/2031 (o)		430,969	125,783
8.200% due 08/12/2026		609,047	196,784
Provincia de Buenos Aires
37.854% due 04/12/2025	ARS	941,356	4,763
37.954% due 05/31/2022		411,517	2,321
Qatar Government International Bond
4.400% due 04/16/2050		$94,440	115,167
5.103% due 04/23/2048		21,700	28,863
Republic of Greece Government International Bond
4.300% due 02/24/2023 þ	EUR	5,465	6,951
4.300% due 02/24/2024 þ		10,304	13,644
4.300% due 02/24/2025 þ		5,465	7,452
4.300% due 02/24/2026 þ		11,175	15,681
4.300% due 02/24/2027 þ		14,875	21,438
4.300% due 02/24/2028 þ		10,716	15,766
4.300% due 02/24/2029 þ		7,466	11,103
4.300% due 02/24/2030 þ		16,266	24,590
4.300% due 02/24/2031 þ		7,266	11,181
4.300% due 02/24/2032 þ		6,166	9,625
4.300% due 02/24/2033 þ		5,866	9,347
4.300% due 02/24/2034 þ		46,343	74,934
4.300% due 02/24/2035 þ		9,906	16,208
4.300% due 02/24/2036 þ		19,180	31,967
4.300% due 02/24/2037 þ		6,366	10,725
4.300% due 02/24/2038 þ		6,366	10,955
4.300% due 02/24/2039 þ		8,600	14,885
4.300% due 02/24/2040 þ		6,366	11,111
4.300% due 02/24/2041 þ		7,066	12,689
4.300% due 02/24/2042 þ		6,666	11,862
Romania Government International Bond
2.000% due 04/14/2033		55,188	65,065
2.750% due 04/14/2041		66,000	77,958
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	30,965,796	421,023
7.150% due 11/12/2025		34,121,815	472,014
7.400% due 12/07/2022		2,570,000	35,640
7.600% due 07/20/2022		4,000,000	55,497
7.950% due 10/07/2026		13,227,572	189,149
Saudi Government International Bond
4.000% due 04/17/2025		$382,020	422,457
4.500% due 10/26/2046		21,300	25,039
4.625% due 10/04/2047		27,200	32,555
5.000% due 04/17/2049		52,942	67,017
Serbia Government International Bond
1.650% due 03/03/2033	EUR	78,100	90,872
3.125% due 05/15/2027		51,066	67,467
South Africa Government International Bond
4.850% due 09/30/2029		$60,100	63,906
5.750% due 09/30/2049		34,800	35,682
7.750% due 02/28/2023	ZAR	720,000	52,388
8.000% due 01/31/2030		522,400	34,701
8.250% due 03/31/2032		218,000	13,935

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

8.750% due 02/28/2048		313,600	18,585
8.875% due 02/28/2035		156,000	9,920
10.500% due 12/21/2026		16,919,000	1,346,541
Turkey Government International Bond
4.250% due 03/13/2025		$307,100	301,917
4.625% due 03/31/2025	EUR	130,000	160,597
5.250% due 03/13/2030		$258,500	246,076
5.600% due 11/14/2024		187,000	192,603
5.750% due 03/22/2024		45,400	47,198
6.350% due 08/10/2024		139,000	146,149
7.250% due 12/23/2023		177,900	192,288
7.625% due 04/26/2029		323,500	355,122
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		25,400	27,654
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		8,428	902
7.650% due 04/21/2025 ^(e)		40,703	4,172
8.250% due 10/13/2024 ^(e)		53,077	5,600
9.000% due 05/07/2023 ^(e)		23,441	2,391
9.250% due 09/15/2027 ^(e)		60,703	6,465
9.250% due 05/07/2028 ^(e)		75,546	7,932
11.750% due 10/21/2026 ^(e)		6,260	667
11.950% due 08/05/2031 ^(e)		64,700	6,858

Total Sovereign Issues (Cost $12,429,039)			12,094,564

		SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
Noble Corp. «(f)(m)		4,341,809	107,373
Valaris Ltd. (f)		266,511	7,697

			115,070

HEALTH CARE 0.0%
NVHL S.A. 'A' «(f)(m)		8,220	27
NVHL S.A. 'B' «(f)(m)		8,220	26
NVHL S.A. 'C' «(f)(m)		8,220	26
NVHL S.A. 'D' «(f)(m)		8,220	26
NVHL S.A. 'E' «(f)(m)		8,220	26
NVHL S.A. 'F' «(f)(m)		8,220	26
NVHL S.A. 'G' «(f)(m)		8,220	26
NVHL S.A. 'H' «(f)(m)		8,220	26
NVHL S.A. 'I' «(f)(m)		8,220	26
NVHL S.A. 'J' «(f)(m)		8,220	26

			261

INDUSTRIALS 0.0%
Noble Corp. (f)		346,843	8,578
Voyager Aviation Holdings «(f)		5,549	0
Westmoreland Mining Holdings LLC «(f)(m)		144,947	0

			8,578

Total Common Stocks (Cost $64,779)			123,909

WARRANTS 0.1%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		684,000	463

INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC «		5,118,377	114,217
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «		116,700	89

Total Warrants (Cost $44,078)			114,769

PREFERRED SECURITIES 1.7%
BANKING & FINANCE 0.7%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~		70,600,000	46,298
Banco Santander S.A.
4.375% due 01/14/2026 •(k)(l)		25,000,000	30,688
6.250% due 09/11/2021 •(k)(l)		35,300,000	42,318
Bankia S.A. 6.000% due 07/18/2022 •(k)(l)		2,600,000	3,224

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)		5,245,000	4,718
Charles Schwab Corp.
4.000% due 06/01/2026 (k)		130,800,000	136,686
4.000% due 12/01/2030 •(k)		10,500,000	10,755
5.000% due 12/01/2027 •(k)		9,000,000	9,529
5.375% due 06/01/2025 •(k)		36,213,000	40,117
Encina Private Credit LLC «		24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)		87,500	9,494
Nationwide Building Society 10.250% ~		1,232,857	320,617
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 (k)		148,661,900	237,750
VEREIT, Inc. 6.700% due 07/30/2021 (k)		90,189	2,279
Wells Fargo & Co. 3.900% due 03/15/2026 •(k)		129,330,000	133,976

			1,028,449

INDUSTRIALS 0.2%
General Electric Co. 3.449% due 09/15/2021 ~(k)(o)		199,404,000	195,665
Sequa Corp. (15.000% PIK) 15.000% «(d)		19,012	20,361
Voyager Aviation Holdings LLC 9.500% «		33,294	10,344

			226,370

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)		41,201,923	1,090,374

Total Preferred Securities (Cost $2,175,466)			2,345,193

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Uniti Group, Inc.		1,524,129	16,140
VICI Properties, Inc.		11,483,010	356,203

Total Real Estate Investment Trusts (Cost $165,797)			372,343

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (n) 0.0%			67,942

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
23.369% due 07/30/2021 - 03/31/2022 (g)(h)	ARS	34,170,834	191,088

U.S. TREASURY BILLS 0.0%
0.032% due 07/06/2021 (g)(h)		$41,862	41,862

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.041% due 09/07/2021 (h)(i)		821	821

Total Short-Term Instruments (Cost $309,837)			301,713

Total Investments in Securities (Cost $154,711,405)			160,452,259

		SHARES
INVESTMENTS IN AFFILIATES 2.4%
COMMON STOCKS 0.6%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (f)		50,679,773	133,795
iHeartMedia, Inc. 'A' (f)		8,983,980	241,939
iHeartMedia, Inc. 'B' «(f)		12,214,441	296,041

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

		671,775

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(f)(m)	919,864	101,645
Sierra Hamilton Holder LLC «(f)(m)	15,369,768	1

		101,646

Total Common Stocks (Cost $703,324)		773,421

SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	251,077,943	2,475,880

Total Short-Term Instruments (Cost $2,471,952)		2,475,880

Total Investments in Affiliates (Cost $3,175,276)		3,249,301

Total Investments 116.5% (Cost $157,886,681)		$163,701,560
Financial Derivative Instruments (p)(r) 0.2%(Cost or Premiums, net $232,518)		374,934
Other Assets and Liabilities, net (16.7)%		(23,514,488)

Net Assets 100.0%		$140,562,006

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Securities in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only securities.
(c)	When-issued securities.
(d)	Payment in-kind bond securities.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$1,101,769	$1,090,374	0.78%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	20,941	21,145	0.02
Britannia Property Owner LLC 5.150% due 10/09/2021	11/15/2018	47,576	47,530	0.03
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	47,200	47,927	0.03
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 06/21/2021	83,843	85,184	0.06
Fidere Gestion De Vivienda 2.500% due 08/15/2023	10/31/2018	95,560	96,308	0.07
GHH Holdings Ltd. 1.937% due 12/04/2024	10/10/2018	98,635	99,907	0.07
Grey Barn LLC 5.000% due 09/09/2021	11/15/2018	95,025	95,053	0.07
Hotel (PL Property) Ltd.1.983% due 02/07/2023	07/09/2018	71,550	73,985	0.05
Isla Vista Owner LLC 4.074% due 05/09/2022	11/15/2018	53,580	53,488	0.04
Kiinteisto oy Paulon Talo 2.300% due 11/15/2021	04/18/2018	48,875	46,803	0.03
Kiinteisto oy Paulon Talo 2.350% due 11/15/2021	04/18/2018	33,607	32,182	0.02
NVHL S.A. 'A'	03/09/2012	26	27	0.00
NVHL S.A. 'B'	03/09/2012	26	26	0.00
NVHL S.A. 'C'	03/09/2012	26	26	0.00
NVHL S.A. 'D'	03/09/2012	27	26	0.00
NVHL S.A. 'E'	03/09/2012	27	26	0.00
NVHL S.A. 'F'	03/09/2012	27	26	0.00
NVHL S.A. 'G'	03/09/2012	27	26	0.00
NVHL S.A. 'H'	03/09/2012	27	26	0.00
NVHL S.A. 'I'	03/09/2012	27	26	0.00
NVHL S.A. 'J'	03/09/2012	27	26	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	101,645	0.07
Noble Corp.	02/05/2021 - 02/27/2021	57,604	107,373	0.08
Oasis West 3.350% due 03/08/2022	07/13/2018 - 06/14/2021	203,159	201,654	0.15
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	37,867	41,453	0.03
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 07/08/2021	27,236	29,779	0.02
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
Tawny Funding S.A. 3.250% due 03/16/2023	08/28/2018	267,844	217,281	0.15
Westmoreland Mining Holdings LLC	12/08/2014 - 03/26/2019	4,070	0	0.00

		$2,429,728	$2,489,333	1.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

(n)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	06/30/2021	07/01/2021	$67,942	U.S. Treasury Bonds 1.375% - 4.250% due 11/15/2040	$(69,301)	$67,942	$67,942

Total Repurchase Agreements	$(69,301)	$67,942	$67,942

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.060%	06/14/2021	07/14/2021	$(552,793)	$(552,809)
CIB	0.080	06/29/2021	07/14/2021	(413,227)	(413,228)
DBL	(0.220)	06/22/2021	08/17/2021	EUR	(2,295)	(2,721)
GRE	0.060	05/14/2021	07/07/2021	$(3,351)	(3,352)
0.060	05/19/2021	07/07/2021	(1,615)	(1,615)
0.060	06/09/2021	07/07/2021	(10,751)	(10,752)
0.060	06/09/2021	07/12/2021	(2,059)	(2,059)
JML	(1.000)	04/28/2021	04/27/2023	EUR	(1,304)	(1,543)
(0.450)	06/24/2021	09/15/2021	(4,696)	(5,568)
(0.100)	06/11/2021	07/08/2021	$(2,821)	(2,821)
(0.070)	06/25/2021	08/27/2021	(8,628)	(8,628)
(0.070)	06/28/2021	08/27/2021	(16,740)	(16,740)
(0.050)	05/28/2021	07/08/2021	(15,881)	(15,880)
(0.050)	06/11/2021	07/08/2021	(4,975)	(4,975)
(0.020)	06/11/2021	07/08/2021	(2,341)	(2,341)
0.000	04/06/2021	07/08/2021	(9,609)	(9,609)
JPS	0.150	01/14/2021	07/14/2021	(281,250)	(281,447)
0.160	10/13/2020	10/07/2021	(309,063)	(309,421)
0.160	02/11/2021	10/07/2021	(195,857)	(195,978)
SCX	0.350	06/22/2021	07/08/2021	EUR	(15,453)	(18,322)

Total Reverse Repurchase Agreements	$(1,859,809)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	0.060%	05/19/2021	07/08/2021	$(1,989)	$(1,989)
0.060	05/25/2021	07/08/2021	(5,651)	(5,652)
0.060	06/03/2021	07/08/2021	(1,578)	(1,578)
BPG	0.050	06/17/2021	07/12/2021	(256)	(256)
0.060	06/03/2021	07/07/2021	(505)	(505)
0.060	06/04/2021	07/07/2021	(1,509)	(1,509)
0.060	07/01/2021	07/07/2021	(2,087)	(2,087)
MSC	0.080	07/01/2021	07/19/2021	(9,132)	(9,132)
UBS	0.050	06/17/2021	07/08/2021	(2,180)	(2,180)
0.050	06/29/2021	07/08/2021	(12,123)	(12,123)
0.060	04/23/2021	07/22/2021	(634)	(634)
0.060	04/26/2021	07/26/2021	(331,803)	(331,839)
0.060	04/28/2021	07/22/2021	(5,705)	(5,706)
0.060	04/30/2021	07/22/2021	(1,749)	(1,749)
0.060	04/30/2021	07/26/2021	(1,125)	(1,125)
0.060	05/03/2021	07/22/2021	(13,183)	(13,184)
0.060	05/06/2021	07/22/2021	(2,410)	(2,410)
0.060	05/11/2021	07/22/2021	(17,737)	(17,739)
0.060	05/13/2021	07/22/2021	(3,112)	(3,112)
0.060	05/13/2021	08/03/2021	(6,223)	(6,224)
0.060	05/17/2021	07/22/2021	(6,238)	(6,238)
0.060	05/17/2021	08/03/2021	(998)	(998)
0.060	05/20/2021	07/22/2021	(624)	(624)
0.060	05/20/2021	08/03/2021	(1,123)	(1,123)
0.060	05/25/2021	07/22/2021	(1,256)	(1,256)
0.060	05/25/2021	08/03/2021	(22,605)	(22,607)
0.060	06/17/2021	07/22/2021	(3,743)	(3,743)
0.060	06/17/2021	08/03/2021	(336)	(336)
0.060	06/29/2021	07/22/2021	(1,612)	(1,612)
0.060	07/01/2021	07/22/2021	(3,783)	(3,783)

Total Sale-Buyback Transactions	$(463,053)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.2)%
Freddie Mac, TBA	4.000%	07/01/2051	$88,800	$(95,009)	$(94,603)
Ginnie Mae, TBA	3.000	08/01/2051	44,550	(46,415)	(46,469)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Ginnie Mae, TBA						3.500	07/01/2051	3,000	(3,158)	(3,148)
Ginnie Mae, TBA						4.000	07/01/2051	324,325	(344,139)	(342,505)
Uniform Mortgage-Backed Security, TBA						2.000	07/01/2051	1,889,828	(1,908,536)	(1,908,283)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2051	17,013	(17,152)	(17,146)
Uniform Mortgage-Backed Security, TBA						3.000	07/01/2036	29,800	(31,360)	(31,310)
Uniform Mortgage-Backed Security, TBA						3.000	07/01/2051	370,650	(387,077)	(386,381)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2051	217,050	(226,395)	(226,118)
Uniform Mortgage-Backed Security, TBA						3.000	09/01/2051	2,250	(2,340)	(2,342)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2051	1,034,500	(1,092,088)	(1,088,993)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2051	48,245	(50,851)	(50,816)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2036	102,300	(108,790)	(108,730)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2051	6,734,000	(7,194,858)	(7,176,971)

Total Short Sales (8.2)%									$(11,508,168)	$(11,483,815)

(o)								Securities with an aggregate market value of $2,372,497 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(10,592,635) at a weighted average interest rate of 0.085%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)								Payable for sale-buyback transactions includes $(18) of deferred price drop.
(p)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures				09/2021	17,780	$3,192,122		$21,975	$15,601	$0
Euro-Bund 10-Year Bond September Futures				09/2021	4	819		5	3	(1)
Euro-Buxl 30-Year Bond September Futures				09/2021	3	723		13	5	(2)

								$21,993	$15,609	$(3)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures				09/2021	11,965	$(1,266,910)		$243	$0	$(5,576)
U.S. Treasury 5-Year Note September Futures				09/2021	317	(39,127)		89	0	(20)
U.S. Treasury 10-Year Note September Futures				09/2021	130,698	(17,317,485)		(107,485)	0	(30,632)
U.S. Treasury 30-Year Bond September Futures				09/2021	18,855	(3,030,941)		(86,442)	0	(12,373)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2021	16,810	(3,239,077)		(137,119)	0	(18,911)
United Kingdom Long Gilt September Futures				09/2021	1,487	(263,497)		(1,419)	0	(288)

								$(332,133)	$0	$(67,800)

Total Futures Contracts								$(310,140)	$15,609	$(67,803)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.754%	$2,200	$(303)	$24	$(279)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.560%	$2,400	$31	$16	$47	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	5,000	76	17	93	2	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	46,700	163	(28)	135	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	22,100	4	109	113	0	(4)
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	92,900	330	169	499	17	(7)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.445	7,800	(44)	395	351	11	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.936	2,400	(120)	205	85	0	(2)
Ford Motor Co.	5.000	Quarterly	09/20/2021	0.884	12,300	130	2	132	0	(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Ford Motor Co.	5.000	Quarterly	06/20/2022	1.065		27,000	1,018	58	1,076	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.071		400	47	(23)	24	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	1.148		6,600	516	(7)	509	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.385		72,800	1,161	(27)	1,134	0	(36)
General Electric Co.	1.000	Quarterly	06/20/2026	0.718		65,800	602	322	924	10	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	46,500	(7,365)	5,160	(2,205)	0	(26)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198		62,400	(6,523)	2,737	(3,786)	0	(86)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.318		5,000	(445)	78	(367)	0	(5)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.470		$11,600	1,094	(826)	268	0	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.603	EUR	4,900	68	49	117	3	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.891		8,600	(5)	85	80	6	0

							$(9,262)	$8,491	$(771)	$52	$(168)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly		12/20/2025		$205,800	$(5,035)	$(225)	$(5,260)	$0	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly		12/20/2022		$34,216	$(791)	$871	$80	$0	$(32)
CDX.EM-29 5-Year Index	1.000	Quarterly		06/20/2023		17,578	(612)	672	60	0	(4)
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		61,288	(2,728)	2,801	73	0	(10)
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		204,591	(837)	1,197	360	0	(41)
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		107,601	(4,344)	4,277	(67)	0	(32)
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		323,900	(13,600)	2,401	(11,199)	0	(291)
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		239,700	(8,654)	2,440	(6,214)	0	(190)
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		102,304	204	10,059	10,263	7	0
CDX.HY-35 5-Year Index	5.000	Quarterly		12/20/2025		986,390	97,016	4,535	101,551	459	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		5,531,000	504,028	69,984	574,012	2,969	0

							$569,682	$99,237	$668,919	$3,435	$(600)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	845,800	$6,863	$(9,577)	$(2,714)	$0	$(1,827)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		25,900	1,998	(1,278)	720	0	(3)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	349,020	0	868	868	18	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		287,300	0	710	710	14	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		1,442,780	0	3,534	3,534	72	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,458,300	(2)	3,647	3,645	73	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		522,000	0	1,273	1,273	26	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		221,500	0	536	536	11	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		943,300	0	2,309	2,309	47	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		852,200	0	2,042	2,042	43	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		180,490	0	432	432	9	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		264,200	0	631	631	13	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		2,163,700	(3,206)	5,113	1,907	110	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		2,059,000	0	(2,220)	(2,220)	0	(105)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		2,123,300	(9)	(2,110)	(2,119)	0	(108)
Pay	1-Year BRL-CDI	4.900	Maturity	01/03/2022		67,927,000	2,684	(30,486)	(27,802)	0	(3,486)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		1,691,200	36	8,270	8,306	0	(433)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	6,489	6,489	0	(336)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	2,201	2,201	0	(112)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		14,497,400	(2,674)	(8,511)	(11,185)	0	(3,585)
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	148	9,380	142	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(12,241)	27,075	313	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(386)	7,826	145	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(356)	3,615	51	0
Receive(6)	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	2,033	2,953	0	(65)
Receive(6)	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	41,417	55,630	0	(1,508)
Receive	3-Month USD-LIBOR	0.240	Semi-Annual	12/18/2021		$170,000	(2)	(89)	(91)	0	(3)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		202,500	(99)	56	(43)	0	(25)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	386	7,553	7,939	0	(294)
Receive	3-Month USD-LIBOR	0.600	Semi-Annual	12/14/2024		3,976,455	2,282	15,896	18,178	0	(1,005)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	12/14/2024		7,154,700	(9,166)	(843)	(10,009)	0	(1,553)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	13,856	2,531	16,387	0	(277)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/19/2024		14,605,338	7,941	103,548	111,489	0	(2,043)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		290,050	(399)	255	(144)	0	(188)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,329,500	(234,894)	4,947	(229,947)	6,508	0
Receive	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	488	7,839	8,327	0	(186)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		467,500	(353)	17,938	17,585	0	(472)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		147,600	(301)	(176)	(477)	0	(182)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,441,235	(248,248)	32,613	(215,635)	5,287	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		114,500	0	(926)	(926)	0	(156)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		473,000	0	(4,790)	(4,790)	0	(644)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		144,696	0	(1,064)	(1,064)	0	(196)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	78,819	86,028	0	(3,268)
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	8,308	7,364	0	(309)
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	8,198	7,317	0	(292)
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	8,126	7,233	0	(286)
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	9,304	9,304	0	(363)
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	8,769	8,769	0	(365)
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	12,469	(2,008)	10,461	0	(363)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		219,500	710	7,563	8,273	0	(559)
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	2,995	45,333	48,328	0	(1,845)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/12/2031		888,400	(5,417)	2,673	(2,744)	2,417	0
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	02/10/2031		999,900	(78)	2,364	2,286	2,793	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	02/11/2031		1,000,000	4,671	2,356	7,027	2,801	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	02/12/2031		1,000,000	4,663	2,315	6,978	2,804	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		177,700	0	4,292	4,292	0	(476)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	05/10/2031		249,975	0	4,210	4,210	0	(689)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	05/11/2031		156,000	0	1,887	1,887	0	(431)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		243,400	10,842	4,690	15,532	0	(650)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,602,290	(721,581)	217,336	(504,245)	20,218	0
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		5,207,200	(42,978)	(105,702)	(148,680)	0	(16,247)
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	09/12/2050		1,085,000	8,587	216,513	225,100	0	(5,202)
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		1,343,300	6,009	265,259	271,268	0	(6,526)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	845	(279)	566	0	(26)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		66,100	9,691	(4,903)	4,788	0	(464)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		275,500	0	(6,455)	(6,455)	1,989	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,516,800	628,180	(192,281)	435,899	0	(23,885)
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	(1,724)	(1,724)	75	0
Pay	3-Month ZAR-JIBAR	5.015	Quarterly	12/10/2025		1,000,000	0	(2,099)	(2,099)	0	(205)
Pay	3-Month ZAR-JIBAR	5.005	Quarterly	12/11/2025		670,000	0	(1,429)	(1,429)	0	(137)
Pay	3-Month ZAR-JIBAR	4.990	Quarterly	12/14/2025		670,000	0	(1,473)	(1,473)	0	(138)
Pay	3-Month ZAR-JIBAR	4.925	Quarterly	12/15/2025		1,060,000	0	(2,527)	(2,527)	0	(217)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		1,829,750	4	(4,787)	(4,783)	0	(375)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		2,769,800	(81)	(6,951)	(7,032)	0	(577)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		8,604,900	(353)	(21,841)	(22,194)	0	(1,792)
Pay	3-Month ZAR-JIBAR	4.950	Quarterly	01/27/2026		850,000	0	(2,023)	(2,023)	0	(177)
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		3,123,900	(473)	(7,411)	(7,884)	0	(653)
Pay	3-Month ZAR-JIBAR	5.065	Quarterly	02/09/2026		6,333,500	(775)	(12,692)	(13,467)	0	(1,322)
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		1,083,600	0	(2,459)	(2,459)	0	(226)
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		204,100	0	(68)	(68)	43	0
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	(16,049)	(17,124)	1,279	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	4,461	4,460	0	(138)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	1,414	1,413	0	(62)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	(14,744)	180,586	1,151	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(4,556)	24,121	147	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(2,045)	33,517	127	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	47,702	81,754	453	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	30,973	63,019	420	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	1,933	1,807	17	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	125,292	135,028	981	0
Receive	6-Month EUR-EURIBOR	(0.330)	Annual	03/18/2022	EUR	16,625,500	(36,276)	(953)	(37,229)	0	(426)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month EUR-EURIBOR	(0.300)	Annual	06/17/2022		3,407,305	841	(9,351)	(8,510)	0	(91)
Receive	6-Month EUR-EURIBOR	(0.453)	Annual	03/09/2023		38,900	0	91	91	0	(10)
Receive	6-Month EUR-EURIBOR	(0.425)	Annual	03/09/2024		38,100	0	38	38	0	(12)
Receive	6-Month EUR-EURIBOR	(0.395)	Annual	03/09/2024		16,600	0	46	46	0	(7)
Receive	6-Month EUR-EURIBOR	(0.363)	Annual	03/09/2025		32,000	0	54	54	0	(15)
Receive	6-Month EUR-EURIBOR	(0.329)	Annual	03/09/2025		20,500	0	66	66	0	(11)
Receive	6-Month EUR-EURIBOR	(0.260)	Annual	03/18/2025		4,777,800	949	(24,179)	(23,230)	0	(2,134)
Receive	6-Month EUR-EURIBOR	(0.150)	Annual	06/17/2025		875,000	54	(7,768)	(7,714)	0	(420)
Receive	6-Month EUR-EURIBOR	(0.135)	Annual	07/24/2025		375,000	0	(3,907)	(3,907)	0	(181)
Receive	6-Month EUR-EURIBOR	(0.155)	Annual	07/27/2025		600,000	0	(5,488)	(5,488)	0	(288)
Receive	6-Month EUR-EURIBOR	(0.230)	Annual	07/29/2025		300,000	0	(1,393)	(1,393)	0	(143)
Receive	6-Month EUR-EURIBOR	(0.294)	Annual	03/09/2026		9,900	0	22	22	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		2,002,390	161,788	(19,701)	142,087	2,787	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	422,439	412,209	8,126	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	321,950	346,243	6,852	0
Pay	6-Month EUR-EURIBOR	(0.050)	Annual	02/05/2030		1,778,300	(1,949)	(3,516)	(5,465)	2,827	0
Pay	6-Month EUR-EURIBOR	(0.050)	Annual	02/13/2030		889,000	8,768	(11,792)	(3,024)	1,415	0
Receive	6-Month EUR-EURIBOR	(0.150)	Annual	03/18/2030		279,900	311	4,010	4,321	0	(447)
Receive	6-Month EUR-EURIBOR	(0.150)	Annual	06/17/2030		451,200	(19,829)	13,648	(6,181)	0	(774)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	(447)	(447)	0	(210)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	(445)	(445)	0	(210)
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	(278)	(278)	0	(210)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	14	14	0	(209)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	20	20	0	(209)
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	(693)	(693)	0	(210)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	62	62	0	(209)
Receive	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		2,080,300	31,122	(632)	30,490	0	(3,993)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,300	8,105	(14,372)	(6,267)	366	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	104,930	46,463	0	(2,640)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	(33,327)	(22,652)	0	(11,345)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,085)	14,662	(423)	52	0
Receive	6-Month JPY-LIBOR	(0.020)	Semi-Annual	03/20/2028		275,310,000	1,870	6,538	8,408	74	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,946	14,877	25,823	429	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/14/2021	MXN	10,500,000	0	4,727	4,727	59	0
Receive	28-Day MXN-TIIE	4.505	Lunar	06/24/2021		785,000	0	62	62	0	(4)
Receive	28-Day MXN-TIIE	4.390	Lunar	07/01/2021		1,620,000	0	171	171	0	(8)
Receive	28-Day MXN-TIIE	4.378	Lunar	07/02/2021		2,400,000	0	259	259	0	(12)
Receive	28-Day MXN-TIIE	4.430	Lunar	07/10/2021		1,600,000	0	154	154	0	(8)
Receive	28-Day MXN-TIIE	4.278	Lunar	08/04/2021		855,000	0	112	112	0	(4)
Receive	28-Day MXN-TIIE	4.305	Lunar	08/04/2021		800,000	0	100	100	0	(4)
Receive	28-Day MXN-TIIE	4.310	Lunar	08/05/2021		3,405,000	201	221	422	0	(17)
Pay	28-Day MXN-TIIE	4.375	Lunar	10/22/2021		4,300,000	0	(226)	(226)	12	0
Pay	28-Day MXN-TIIE	4.440	Lunar	11/04/2021		2,140,000	0	(110)	(110)	7	0
Pay	28-Day MXN-TIIE	4.345	Lunar	11/09/2021		2,100,000	0	(156)	(156)	7	0
Pay	28-Day MXN-TIIE	4.350	Lunar	11/09/2021		2,080,000	0	(153)	(153)	7	0
Pay	28-Day MXN-TIIE	4.340	Lunar	11/13/2021		1,000,000	0	(117)	(117)	5	0
Pay	28-Day MXN-TIIE	4.440	Lunar	11/13/2021		1,000,000	0	(94)	(94)	5	0
Pay	28-Day MXN-TIIE	7.865	Lunar	01/02/2022		936,700	0	1,445	1,445	42	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/14/2022		11,800,000	0	13,433	13,433	180	0
Receive	28-Day MXN-TIIE	6.580	Lunar	03/18/2022		6,000,000	0	(3,310)	(3,310)	0	(105)
Receive	28-Day MXN-TIIE	6.610	Lunar	03/18/2022		8,130,000	0	(4,578)	(4,578)	0	(142)
Receive	28-Day MXN-TIIE	6.620	Lunar	03/18/2022		2,960,000	0	(1,678)	(1,678)	0	(52)
Receive	28-Day MXN-TIIE	6.660	Lunar	03/18/2022		1,000,000	0	(582)	(582)	0	(18)
Pay	28-Day MXN-TIIE	6.150	Lunar	03/25/2022		1,600,000	0	593	593	28	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/12/2022		14,473,400	203	4,279	4,482	0	(231)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/29/2022		1,476,400	0	403	403	0	(23)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	28-Day MXN-TIIE	4.740	Lunar	06/05/2022	3,655,300	0	1,174	1,174	0	(58)
Receive	28-Day MXN-TIIE	4.580	Lunar	06/12/2022	3,754,900	0	1,572	1,572	0	(60)
Receive	28-Day MXN-TIIE	4.500	Lunar	06/24/2022	1,750,000	10	845	855	0	(29)
Receive	28-Day MXN-TIIE	4.558	Lunar	06/25/2022	570,000	0	264	264	0	(10)
Receive	28-Day MXN-TIIE	4.410	Lunar	07/01/2022	1,200,000	0	672	672	0	(20)
Pay	28-Day MXN-TIIE	4.490	Lunar	10/14/2022	600,000	0	(471)	(471)	19	0
Pay	28-Day MXN-TIIE	4.460	Lunar	10/15/2022	550,000	0	(444)	(444)	17	0
Pay	28-Day MXN-TIIE	4.400	Lunar	10/22/2022	650,000	0	(329)	(329)	10	0
Pay	28-Day MXN-TIIE	4.555	Lunar	11/03/2022	575,000	0	(457)	(457)	20	0
Pay	28-Day MXN-TIIE	4.355	Lunar	11/13/2022	533,000	0	(281)	(281)	8	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/22/2022	538,600	0	853	853	23	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/12/2023	1,673,100	(345)	2,858	2,513	81	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/15/2023	44,600,000	0	85,963	85,963	2,220	0
Receive	28-Day MXN-TIIE	6.413	Lunar	02/20/2023	1,670,000	0	(770)	(770)	0	(83)
Receive	28-Day MXN-TIIE	6.475	Lunar	02/24/2023	2,060,000	0	(1,007)	(1,007)	0	(100)
Pay	28-Day MXN-TIIE	4.470	Lunar	03/01/2023	2,040,000	0	(2,404)	(2,404)	94	0
Pay	28-Day MXN-TIIE	4.520	Lunar	03/01/2023	4,080,000	0	(4,641)	(4,641)	188	0
Pay	28-Day MXN-TIIE	4.550	Lunar	03/01/2023	19,244,300	556	(21,972)	(21,416)	890	0
Pay	28-Day MXN-TIIE	4.560	Lunar	03/01/2023	2,002,100	0	(2,212)	(2,212)	93	0
Pay	28-Day MXN-TIIE	4.565	Lunar	03/01/2023	2,040,000	0	(2,245)	(2,245)	94	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/05/2023	12,503,000	(47)	(14,519)	(14,566)	581	0
Receive	28-Day MXN-TIIE	6.420	Lunar	03/18/2023	5,235,000	0	(2,354)	(2,354)	0	(264)
Receive	28-Day MXN-TIIE	6.441	Lunar	03/18/2023	4,830,000	0	(2,260)	(2,260)	0	(244)
Receive	28-Day MXN-TIIE	6.498	Lunar	03/18/2023	2,000,000	0	(1,033)	(1,033)	0	(101)
Receive	28-Day MXN-TIIE	6.520	Lunar	03/18/2023	1,400,000	0	(750)	(750)	0	(71)
Receive	28-Day MXN-TIIE	6.543	Lunar	03/18/2023	3,400,000	0	(1,886)	(1,886)	0	(172)
Receive	28-Day MXN-TIIE	6.562	Lunar	03/18/2023	4,485,000	0	(2,564)	(2,564)	0	(228)
Receive	28-Day MXN-TIIE	6.590	Lunar	03/18/2023	2,060,000	0	(1,227)	(1,227)	0	(105)
Receive	28-Day MXN-TIIE	6.595	Lunar	03/18/2023	3,010,000	0	(1,805)	(1,805)	0	(153)
Pay	28-Day MXN-TIIE	6.960	Lunar	03/20/2023	4,350,000	0	3,944	3,944	224	0
Pay	28-Day MXN-TIIE	6.270	Lunar	03/24/2023	1,000,000	0	303	303	51	0
Pay	28-Day MXN-TIIE	6.360	Lunar	03/25/2023	100,000	0	38	38	5	0
Pay	28-Day MXN-TIIE	6.280	Lunar	03/26/2023	3,335,000	0	1,019	1,019	170	0
Pay	28-Day MXN-TIIE	6.022	Lunar	03/27/2023	5,800,000	9,382	(8,910)	472	294	0
Pay	28-Day MXN-TIIE	5.930	Lunar	03/30/2023	1,915,000	0	(12)	(12)	97	0
Pay	28-Day MXN-TIIE	5.860	Lunar	04/01/2023	950,000	0	(68)	(68)	48	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/06/2023	1,320,000	0	(274)	(274)	67	0
Pay	28-Day MXN-TIIE	5.790	Lunar	04/07/2023	1,350,000	0	(215)	(215)	69	0
Receive	28-Day MXN-TIIE	4.430	Lunar	08/04/2023	940,000	0	1,167	1,167	0	(44)
Receive	28-Day MXN-TIIE	4.565	Lunar	08/04/2023	355,000	0	661	661	0	(22)
Receive	28-Day MXN-TIIE	4.570	Lunar	08/04/2023	350,000	0	650	650	0	(21)
Pay	28-Day MXN-TIIE	4.660	Lunar	10/14/2023	755,000	0	(1,211)	(1,211)	46	0
Pay	28-Day MXN-TIIE	4.500	Lunar	10/21/2023	4,065,000	0	(4,804)	(4,804)	192	0
Pay	28-Day MXN-TIIE	4.600	Lunar	11/04/2023	547,000	0	(599)	(599)	26	0
Receive	28-Day MXN-TIIE	6.377	Lunar	02/20/2024	1,180,000	0	(122)	(122)	0	(91)
Receive	28-Day MXN-TIIE	6.380	Lunar	02/20/2024	1,320,000	0	(332)	(332)	0	(85)
Receive	28-Day MXN-TIIE	6.405	Lunar	02/21/2024	2,640,000	(6,398)	5,659	(739)	0	(171)
Receive	28-Day MXN-TIIE	6.410	Lunar	02/21/2024	2,100,000	0	(601)	(601)	0	(136)
Pay	28-Day MXN-TIIE	7.170	Lunar	03/20/2024	4,450,000	16,135	(10,525)	5,610	297	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/24/2024	1,450,000	0	771	771	95	0
Pay	28-Day MXN-TIIE	6.670	Lunar	03/25/2024	1,600,000	0	949	949	105	0
Pay	28-Day MXN-TIIE	6.660	Lunar	03/26/2024	700,000	0	369	369	54	0
Pay	28-Day MXN-TIIE	6.730	Lunar	03/26/2024	1,870,000	0	1,181	1,181	145	0
Pay	28-Day MXN-TIIE	6.011	Lunar	04/06/2024	3,000,000	0	(933)	(933)	193	0
Receive	28-Day MXN-TIIE	4.720	Lunar	08/05/2024	2,460,000	0	5,611	5,611	0	(170)
Receive	28-Day MXN-TIIE	4.715	Lunar	08/07/2024	555,000	0	1,453	1,453	0	(47)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/14/2024	580,000	0	(1,300)	(1,300)	45	0
Pay	28-Day MXN-TIIE	4.805	Lunar	10/16/2024	590,000	0	(1,326)	(1,326)	43	0
Pay	28-Day MXN-TIIE	4.840	Lunar	10/19/2024	1,140,000	0	(2,627)	(2,627)	89	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/18/2025	6,500,000	0	20,569	20,569	675	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/19/2025	1,070,000	0	(35)	(35)	0	(106)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/19/2025	1,070,000	0	(43)	(43)	0	(106)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/19/2025	1,075,000	0	(48)	(48)	0	(107)
Receive	28-Day MXN-TIIE	6.408	Lunar	02/19/2025	1,530,000	0	(100)	(100)	0	(152)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/18/2025	1,750,000	0	(726)	(726)	0	(181)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/12/2025	1,861,100	(125)	(4,124)	(4,249)	195	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/29/2025	628,900	0	(1,290)	(1,290)	67	0
Pay	28-Day MXN-TIIE	5.280	Lunar	06/05/2025	1,560,100	0	(3,185)	(3,185)	166	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/12/2025	1,604,600	0	(3,659)	(3,659)	171	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/14/2025	470,000	0	(1,288)	(1,288)	50	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/14/2026	8,240,000	41,729	(9,134)	32,595	904	0
Receive	28-Day MXN-TIIE	7.990	Lunar	01/02/2027	25,700	0	(88)	(88)	0	(3)
Receive	28-Day MXN-TIIE	7.800	Lunar	01/09/2027	622,900	0	(1,801)	(1,801)	0	(78)
Receive	28-Day MXN-TIIE	7.910	Lunar	01/11/2027	31,300	0	(100)	(100)	0	(4)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/18/2027	20,000,000	175,541	(90,536)	85,005	2,155	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/12/2027	3,177,000	897	(9,906)	(9,009)	317	0
Receive	28-Day MXN-TIIE	6.500	Lunar	06/17/2027	8,700,000	(34,161)	39,585	5,424	0	(1,032)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/22/2027	1,364,100	(13)	(4,722)	(4,735)	0	(171)
Receive	28-Day MXN-TIIE	8.030	Lunar	02/12/2028	799,900	6	(2,802)	(2,796)	0	(103)
Receive	28-Day MXN-TIIE	8.050	Lunar	02/12/2028	606,400	154	(2,307)	(2,153)	0	(78)
Pay	28-Day MXN-TIIE	8.780	Lunar	02/18/2034	1,750,000	0	12,472	12,472	252	0
Receive	28-Day MXN-TIIE	7.380	Lunar	09/08/2037	64,600	255	(262)	(7)	0	(9)
Receive	28-Day MXN-TIIE	8.103	Lunar	09/17/2038	1,486,300	(13,284)	7,802	(5,482)	0	(213)

						$178,248	$1,636,298	$1,814,546	$85,522	$(116,924)

Total Swap Agreements						$733,330	$1,743,825	$2,477,155	$89,009	$(117,719)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

(q)

Securities with an aggregate market value of $3,313,346 and cash of $31,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)					This instrument has a forward starting effective date.
(r)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	AUD	25,576		$19,198	$17	$0
	07/2021	BRL	1,999,422		407,214	5,223	0
	07/2021		$7,804	AUD	10,364	0	(32)
	07/2021		399,709	BRL	1,999,422	2,282	0
	07/2021		13,284	DKK	83,480	27	0
	07/2021		44,395	EUR	37,046	0	(467)
	07/2021		6,639	PEN	25,431	49	(77)
	08/2021	AUD	10,364		$7,805	31	0
	08/2021		$405,937	BRL	1,999,422	0	(5,309)
	08/2021		188,963	NOK	1,589,900	0	(4,267)
	08/2021		73,239	RUB	5,506,966	1,496	0
	09/2021	IDR	789,185,526		$54,751	1,046	0
	09/2021		$116	HKD	900	0	0
	09/2021		477,923	INR	35,286,967	0	(7,585)
	09/2021		146,838	RUB	10,713,201	0	(2,110)
	02/2022		5,933	ZAR	91,133	261	0
	02/2022	ZAR	83,192		$5,187	0	(462)
BPS	07/2021	AUD	23,347		18,144	635	0
	07/2021	BRL	995,582		202,774	2,609	0
	07/2021	CLP	72,598,882		98,893	136	(78)
	07/2021	GBP	56,681		79,783	1,376	0
	07/2021	TRY	79,280		9,246	167	0
	07/2021		$199,029	BRL	995,582	1,136	0
	07/2021		86,823	EUR	72,777	0	(528)
	07/2021		117,516	GBP	84,561	0	(543)
	07/2021		2,780	MXN	55,132	0	(18)
	07/2021		2,378	NZD	3,276	0	(88)
	07/2021		1,446	RUB	107,859	24	0
	07/2021		84,513	TRY	712,141	0	(3,137)
	08/2021	PEN	89,506		$24,246	936	0
	08/2021	SEK	29,790		3,566	83	0
	08/2021		$202,151	BRL	995,582	0	(2,664)
	08/2021		30,014	JPY	3,330,300	0	(29)
	08/2021		296,010	MXN	6,313,306	19,385	0
	09/2021	PEN	79,028		$20,665	70	0
	09/2021		$98,798	CLP	72,598,882	54	(158)
	09/2021		33,292	INR	2,456,438	0	(551)
	09/2021		537	ZAR	7,656	0	(6)
	10/2021		522,652	MXN	10,575,823	1,080	0
	11/2021		574,625		11,633,411	155	(1,131)
	02/2022		94,486	ZAR	1,504,478	7,759	0
	04/2022	BRL	1,057,600		$192,501	0	(11,329)
	04/2022		$70,988	INR	5,590,957	1,446	0
BRC	07/2021	BRL	58,764		$11,748	0	(67)
	07/2021	GBP	472,965		670,687	16,435	0
	07/2021	MXN	804,961		40,129	0	(192)
	07/2021	PEN	4,225		1,108	9	0
	07/2021	TRY	584,398		67,850	948	0
	07/2021		$11,111	BRL	58,764	704	0
	07/2021		21,508	EUR	18,085	0	(64)
	07/2021		1,522,314	GBP	1,100,407	190	(311)
	07/2021		32,878	MXN	664,596	387	0
	07/2021		29,976	TRY	252,003	0	(1,091)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

	08/2021	GBP	1,088,325		$1,505,408	0	(215)
	08/2021		$18,811	EUR	15,807	0	(56)
	11/2021		246,971	MXN	5,066,558	2,671	0
	02/2022		20,721	ZAR	303,382	0	(103)
BSH	07/2021		13,400	PEN	50,895	0	(176)
	10/2021	BRL	6,595,000		$1,207,480	0	(103,327)
	04/2022		1,105,000		201,606	0	(11,359)
CBK	07/2021		450,000		91,612	1,138	0
	07/2021	CHF	47,952		53,481	1,655	0
	07/2021	CLP	13,617,694		18,571	32	0
	07/2021	MXN	366,459		17,735	0	(621)
	07/2021	PEN	2,321,470		608,490	9,292	(4,494)
	07/2021	TRY	448,577		51,627	531	(317)
	07/2021		$89,960	BRL	450,000	514	0
	07/2021		52,086	CHF	47,952	0	(260)
	07/2021		120,523	CLP	86,216,575	0	(3,149)
	07/2021		10,265	DKK	64,728	56	0
	07/2021		880,209	PEN	3,430,590	12,104	(125)
	07/2021		106,194	RUB	8,195,570	5,498	0
	08/2021	CHF	47,952		$52,130	260	0
	08/2021	GBP	4,499,375		6,239,514	14,936	0
	08/2021	PEN	49,293		13,550	17,008	0
	08/2021	PEN	773,486		206,469	5,004	0
	08/2021		$91,328	BRL	450,000	0	(1,161)
	08/2021		69,446	PEN	276,096	2,494	(4)
	08/2021		66,801	RUB	5,020,445	1,331	0
	09/2021	PEN	782,687		$209,133	5,173	0
	09/2021		$172,505	CLP	123,617,694	0	(4,464)
	09/2021		9,690	CNH	62,949	0	(6)
	09/2021		87,144	PEN	339,082	1,215	0
	09/2021		131,659	ZAR	1,811,431	0	(6,009)
	10/2021	PEN	323,966		$86,633	2,301	(67)
	10/2021		$112,277	MXN	2,277,647	390	0
	10/2021		47,789	PEN	183,753	87	0
	11/2021	PEN	348,110		$92,367	1,717	0
	11/2021		$471,600	MXN	9,550,669	107	(660)
	12/2021	PEN	352,447		$92,948	1,198	0
	12/2021		$244,105	INR	18,716,637	2,696	(94)
	02/2022	ZAR	293,092		$18,526	0	(1,379)
	04/2022		$12,468	INR	979,932	227	0
GLM	07/2021	EUR	3,808,428		$4,635,863	120,019	0
	07/2021	MXN	1,204,930		60,310	419	(440)
	07/2021	TRY	19		2	0	0
	07/2021		$24,387	EUR	20,120	0	(530)
	07/2021		30,120	JPY	3,330,300	0	(143)
	07/2021		17,774	MXN	352,121	0	(136)
	07/2021		24,140	RUB	1,863,030	1,249	0
	07/2021		34,380	TRY	288,198	0	(1,355)
	08/2021		15,531	MXN	320,396	435	0
	08/2021		36,723	RUB	2,696,079	127	(262)
	09/2021		295,235	IDR	4,253,746,330	0	(5,790)
	09/2021		182,387	RUB	13,350,564	0	(2,030)
	09/2021		65,310	ZAR	898,995	0	(2,945)
	10/2021		271,723	MXN	5,515,158	824	0
	11/2021	PEN	19,900		$5,309	127	0
	02/2022	CAD	163,830		135,701	3,533	0
	02/2022		$30,500	ZAR	444,184	0	(337)
	04/2022		244	INR	19,183	5	0
HUS	07/2021	BRL	179,129		$36,248	234	0
	07/2021	EUR	153,675		182,849	629	0
	07/2021	JPY	9,001,561		82,517	1,492	0
	07/2021	PEN	135,220		35,895	746	0
	07/2021		$35,810	BRL	179,129	204	0
	07/2021		45,849	EUR	38,373	0	(348)
	07/2021		33,840	GBP	24,235	0	(315)
	07/2021		2,316	MXN	46,392	8	0
	07/2021		68,424	PEN	265,243	543	0
	07/2021		31,977	RUB	2,471,773	1,709	0
	07/2021		16,354	TRY	137,990	0	(569)
	08/2021		36,135	BRL	179,129	0	(243)
	08/2021		150,469	RUB	11,329,154	3,279	0
	09/2021		309,621	CNH	1,989,818	0	(3,511)
	09/2021		20,247	PEN	79,706	524	0
	09/2021		77,014	RUB	5,640,708	0	(812)
	10/2021		216,642	MXN	4,389,377	485	0
	12/2021		105,699	INR	8,134,591	1,524	0
	02/2022		7,946	ZAR	122,730	392	0
IND	07/2021	BRL	2,000,000		$399,824	0	(2,283)
	07/2021		$374,285	BRL	2,000,000	27,822	0
	02/2022		16,387	ZAR	251,908	717	0
	02/2022	ZAR	1,231,861		$79,769	0	(3,949)
JPM	07/2021	BRL	1,952,162		396,605	4,116	0
	07/2021	DKK	60,397		9,695	64	0
	07/2021	EUR	909,082		1,106,630	28,686	0
	07/2021	GBP	813,738		1,151,775	26,132	0
	07/2021	PEN	23,973		6,023	0	(205)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

	07/2021	TRY	412,649		48,037	910	0
	07/2021		$390,261	BRL	1,952,162	2,228	0
	07/2021		11,446	DKK	72,163	61	0
	07/2021		6,687	EUR	5,606	0	(40)
	07/2021		5,271	PEN	20,081	0	(54)
	07/2021		56,728	TRY	475,888	0	(2,235)
	08/2021	EUR	1,525,155		$1,813,319	3,672	0
	08/2021		$395,398	BRL	1,952,162	0	(4,240)
	08/2021		6,029	PEN	23,973	214	0
	08/2021		57,664	RUB	4,302,621	727	0
	09/2021	PEN	293,653		$76,552	27	0
	09/2021		$15,479	CLP	11,137,237	0	(344)
	09/2021		622,616	IDR	8,973,670,477	0	(11,985)
	10/2021	BRL	4,131,000		$752,826	0	(68,242)
	10/2021		$9,712	DKK	60,397	0	(64)
	10/2021		154,111	MXN	3,133,873	1,075	0
	12/2021		70,593	INR	5,324,825	0	(406)
	02/2022	ZAR	36,404		$2,384	0	(90)
MYI	07/2021	BRL	1,405,466		284,319	1,754	(9)
	07/2021	DKK	74,759		12,006	85	0
	07/2021	JPY	4,647,453		42,693	859	0
	07/2021		$7,158	AUD	9,462	0	(62)
	07/2021		270,557	BRL	1,405,466	12,017	0
	07/2021		12,269	EUR	10,057	0	(344)
	07/2021		29,059	GBP	20,866	0	(196)
	07/2021		1,519	PEN	6,015	46	0
	07/2021		54,530	RUB	4,177,531	2,403	0
	08/2021	AUD	7,672		$5,804	49	0
	08/2021	EUR	2,138,457		2,539,710	2,360	0
	08/2021	GBP	876,437		1,213,395	904	0
	08/2021		$283,413	BRL	1,405,466	9	(1,806)
	09/2021		10,757	PEN	42,705	372	0
	10/2021		12,027	DKK	74,759	0	(85)
	11/2021		82,731	CLP	59,798,193	0	(1,649)
	04/2022	BRL	553,000		$100,765	0	(5,813)
	04/2022	INR	5,496,300		69,750	0	(1,457)
RBC	07/2021	GBP	1,395,057		1,979,345	49,562	0
RYL	07/2021		$3,181	GBP	2,257	0	(59)
	02/2022	ZAR	267,795		$17,391	0	(809)
SCX	07/2021	BRL	360,792		73,161	622	0
	07/2021	CAD	9,584		7,745	13	0
	07/2021	GBP	855,754		1,213,488	29,724	0
	07/2021	PEN	297,383		79,049	1,747	0
	07/2021	TRY	336,180		39,169	712	0
	07/2021		$72,127	BRL	360,792	412	0
	07/2021		33,359	EUR	27,423	0	(842)
	07/2021		23,392	GBP	16,569	0	(472)
	07/2021		5,519	MXN	110,377	10	0
	07/2021		15,557	PEN	60,909	281	0
	08/2021	GBP	410,169		$566,675	0	(766)
	08/2021		$72,939	BRL	360,792	0	(646)
	09/2021	PEN	19,092		$4,800	0	(174)
	09/2021		$346,006	IDR	4,982,140,114	0	(6,964)
	12/2021	PEN	28,697		$7,733	262	0
	12/2021		$54,002	INR	4,059,812	0	(490)
SOG	07/2021	DKK	85,216		$13,685	97	0
	07/2021		$61,427	RUB	4,771,516	3,601	0
	08/2021		83,476		6,295,902	1,966	0
	10/2021		13,709	DKK	85,216	0	(97)
SSB	07/2021	GBP	4,073,743		5,772,490	137,280	0
	07/2021		$819,159	BRL	4,363,460	58,130	0
	07/2021		2,618	EUR	2,152	0	(66)
	07/2021		4,687	GBP	3,368	0	(28)
	08/2021	JPY	2,142,050		$19,515	227	0
TOR	07/2021		$573,224	CAD	692,540	0	(14,544)
	08/2021		551,523		682,956	0	(583)
	02/2022	ZAR	57,904		$3,782	0	(153)
UAG	07/2021	AUD	8,090		6,271	204	0
	07/2021		$28,209	AUD	37,187	0	(320)
	07/2021		36,455	EUR	29,969	0	(919)
	07/2021		123,297	JPY	13,649,015	0	(438)
	07/2021		8,122	MXN	162,106	15	(17)
	07/2021		183,123	RUB	14,015,439	7,971	(87)
	08/2021	AUD	37,187		$28,212	319	0
	08/2021	GBP	477,042		659,372	0	(582)
	08/2021	JPY	13,649,015		123,330	439	0
	08/2021		$497,537	NOK	4,112,663	0	(19,776)
	09/2021		86,564	RUB	6,349,797	0	(782)

Total Forward Foreign Currency Contracts						$689,901	$(355,278)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC CDX.IG-36 5-Year Index	Buy	0.700%	10/20/2021	1,487,700	$2,335	$1,364

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	06/13/2022	75,000	$7,800	$741
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/13/2022	75,000	7,800	16,112
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,314	459
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,314	10,777
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.025	06/20/2022	75,000	8,237	809
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	06/20/2022	75,000	8,238	15,745
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.035	06/24/2022	48,500	5,327	547
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.035	06/24/2022	48,500	5,327	10,097
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,281	459
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,281	10,777

$63,919	$66,523

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	56,000	$315	$8
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	33,500	314	106
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	33,000	309	132
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	65,000	371	241
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	16,500	91	2

$1,400	$489

Total Purchased Options	$67,654	$68,376

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	42,300	$(190)	$(118)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	199,900	(195)	(38)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	169,400	(175)	(13)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	42,200	(262)	(9)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	174,000	(203)	(33)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	97,500	(133)	(38)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	202,400	(251)	(190)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	210,400	(158)	(152)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	210,400	(261)	(72)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	306,500	(170)	(198)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	306,500	(403)	(14)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	182,000	(202)	(15)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	177,300	(187)	(13)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	740,249	(1,036)	(203)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	378,100	(433)	(87)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	172,800	(188)	(34)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	173,000	(189)	(30)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	199,700	(271)	(78)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	202,700	(197)	(138)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	881,500	(938)	(531)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	53,500	(241)	(149)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	199,500	(215)	(31)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	206,300	(198)	(45)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	210,300	(168)	(152)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	210,300	(252)	(72)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	596,800	(611)	(149)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	175,800	(198)	(35)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	177,000	(191)	(31)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	178,800	(234)	(70)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	195,300	(219)	(184)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	41,000	(240)	(91)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	64,300	(379)	(274)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	105,500	(85)	(73)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	180,700	(183)	(34)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	305,300	(290)	(48)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	180,500	(177)	(52)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	394,300	(416)	(98)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	58,100	(59)	(59)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	210,800	(206)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	203,200	(262)	(9)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	196,500	(197)	(31)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	211,900	(212)	(29)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	193,800	(196)	(196)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	411,900	(437)	(270)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	369,300	(390)	(209)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	171,100	(226)	(8)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	174,700	(179)	(13)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	115,800	(149)	(5)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	210,300	(257)	(138)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	10/20/2021	1,487,700	(1,413)	(737)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	195,200	(239)	(118)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	62,100	(149)	(14)

$(14,910)	$(5,440)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	75,663	$(1,246)	$(745)
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	698,471	(6,986)	(8,787)
JPM	Call - OTC USD versus INR	INR	80.000	01/27/2022	30,222	(409)	(200)
MYI	Call - OTC USD versus INR	81.500	04/22/2022	279,000	(4,905)	(2,409)
UAG	Call - OTC USD versus INR	81.000	05/02/2022	74,140	(1,122)	(753)

$(14,668)	$(12,894)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	115,900	$(446)	$(318)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	115,900	(446)	(296)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	07/16/2021	178,300	(406)	(332)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	07/16/2021	178,300	(406)	(160)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	07/26/2021	62,200	(407)	(456)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.970	07/26/2021	62,200	(407)	(292)
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.670	07/26/2021	61,500	(403)	(451)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.970	07/26/2021	61,500	(403)	(289)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.405	09/02/2021	288,000	(1,411)	(2,165)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.905	09/02/2021	288,000	(1,411)	(499)
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	43,600	(447)	(578)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	43,600	(447)	(184)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	41,400	(317)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	12,300	(91)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	118,500	(270)	(230)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	118,500	(270)	(85)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	148,100	(2,018)	(3,317)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	148,100	(2,018)	(122)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	235,600	(1,049)	(1,239)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	235,600	(1,048)	(13)

$(14,121)	$(11,027)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	78,000	$(341)	$(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	61,000	(217)	(89)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	61,000	(183)	(77)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	31,000	(159)	(49)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	42,400	(141)	(119)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	60,500	(378)	(219)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.102	09/07/2021	1,500	(10)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	60,500	(265)	(330)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.102	09/07/2021	1,500	(7)	(8)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	118,000	(378)	(193)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	118,500	(398)	(203)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	67,000	(419)	(105)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	66,000	(410)	(128)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	37,500	(117)	(152)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	24,000	(83)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	24,000	(41)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	130,000	(406)	(180)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	43,000	(74)	(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	44,000	(134)	(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	43,500	(133)	(102)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	11,500	(49)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	31,800	(124)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	96,000	(405)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	31,500	(135)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	24,500	(149)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	95,000	(349)	(160)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	24,500	(124)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	4,500	(23)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	11,500	(31)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	24,000	(103)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	11,400	(27)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	58,400	(189)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	63,700	(209)	(26)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	23,000	(72)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	62,000	(386)	(98)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	30,500	(102)	(49)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	125,500	(539)	(233)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	62,500	(200)	(140)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	16,000	(51)	(43)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	30,500	(48)	(110)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	125,500	(284)	(331)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	58,500	(283)	(237)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	102,000	(287)	(428)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	36,900	(127)	(152)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	65,000	(208)	(259)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	30,500	(119)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	31,800	(122)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	31,000	(97)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	30,500	(60)	(27)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	24,000	(107)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	25,000	(109)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	11,000	(48)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	30,400	(103)	(46)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	17,000	(60)	(32)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	57,800	(181)	(113)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	19,100	(55)	(50)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	19,100	(27)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	17,000	(52)	(36)

$(9,938)	$(4,993)

Total Written Options	$(53,637)	$(34,354)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.506%	EUR	5,300	$72	$(168)	$0	$(96)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.506	20,000	169	(529)	0	(360)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.506	10,000	90	(270)	0	(180)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.506	40,000	371	(1,092)	0	(721)

$702	$(2,059)	$0	$(1,357)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.216%	$21,600	$(841)	$928	$87	$0
Russia Government International Bond	1.000	Quarterly	09/20/2024	0.541	11,600	(1,179)	1,354	175	0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.815	15,000	(825)	884	59	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	93,600	(1,733)	3,078	1,345	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.406	1,100	(169)	172	3	0
BRC	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	10,700	(970)	949	0	(21)
Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.101	87,800	443	757	1,200	0
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216	25,000	(923)	1,024	101	0
Russia Government International Bond	1.000	Quarterly	09/20/2024	0.541	19,860	(2,138)	2,437	299	0
South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	15,400	(1,086)	1,144	58	0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.815	15,200	(930)	990	60	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.750		7,600	(385)	425	40	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		89,500	(1,546)	958	0	(588)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.583		63,400	(338)	748	410	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872		14,900	(152)	213	61	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011		49,600	195	(197)	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		40,400	(653)	1,284	631	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		23,300	(153)	232	79	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.541		26,300	(2,281)	2,677	396	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.815		11,100	(556)	600	44	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014		6,900	(222)	221	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		87,700	(1,365)	789	0	(576)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784		99,050	(1,483)	2,042	559	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.319		700	5	2	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354		18,600	(164)	408	244	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		50,850	(949)	1,680	731	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		43,000	(358)	955	597	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.406		21,800	(3,761)	3,829	68	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467		4,900	(305)	296	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.326		76,300	(1,669)	2,455	786	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.579		354,800	2,224	3,047	5,271	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		81,400	(4,529)	4,838	309	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049		15,800	(816)	801	0	(15)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.909		14,500	(459)	496	37	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014		127,400	(3,727)	3,711	0	(16)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.446		9,285	(141)	194	53	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872		12,600	(36)	88	52	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		140,750	(2,125)	4,148	2,023	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467		6,600	(605)	592	0	(13)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.326		13,100	(59)	194	135	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.541		14,861	(2,032)	2,256	224	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		148,400	(3,049)	5,182	2,133	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		24,500	(191)	274	83	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.406		7,400	(1,201)	1,224	23	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216		34,400	(1,340)	1,479	139	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		11,600	(819)	863	44	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.815		154,200	(9,595)	10,203	608	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049		91,000	(5,032)	4,947	0	(85)
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.143	EUR	61,800	432	(110)	322	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		$35,400	(184)	675	491	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833		58,500	(806)	1,258	452	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		149,300	(867)	1,371	504	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.101		13,000	62	116	178	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.355		424,900	(8,072)	13,636	5,564	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		7,600	(534)	563	29	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.681		175,400	(3,681)	4,559	878	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		39,700	(2,847)	2,998	151	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049		23,400	(1,213)	1,191	0	(22)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		800	(59)	62	3	0

								$(77,792)	$104,190	$27,746	$(1,348)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$36,644	$(20,566)	$19,104	$0	$(1,462)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,203	(2,376)	1,817	0	(559)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	157,777	(4,344)	4,967	623	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	6	0	(13)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,065	(1,156)	996	0	(160)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	11,523	(6,511)	6,051	0	(460)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	10,446	(371)	412	41	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	563	0	(29)
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	1,721	60	(36)	24	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	10,222	(4,983)	4,322	0	(661)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	88,498	(49,796)	46,264	0	(3,532)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	41,784	(1,711)	1,876	165	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,328	508	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	16,132	(9,074)	8,430	0	(644)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	14,026	(7,929)	6,064	0	(1,865)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,651	645	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	132,874	(3,679)	4,204	525	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	188,933	(8,606)	10,039	1,433	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	44,528	6,045	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,999	(1,005)	1,114	109	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	192	0	(16)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	23,933	(21,272)	15,443	0	(5,829)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	450	(357)	283	0	(74)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	108,433	(60,949)	56,622	0	(4,327)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	81,951	(45,157)	34,261	0	(10,896)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	438	248	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	234,753	(7,671)	8,599	928	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	10,410	1,714	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,291	(1,438)	2,115	677	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	383	0	(32)
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	9,090	(1,959)	1,672	0	(287)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	55,887	(21,501)	19,271	0	(2,230)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,203	(1,468)	909	0	(559)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,818)	9,018	4,200	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	54	46	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	46,042	(587)	769	182	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	4,121	670	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,673	(8,386)	10,525	2,139	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,708	203	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	803	(338)	142	0	(196)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	123	(75)	55	0	(20)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	38	0	(46)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	8,827	3,320	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	98,839	(4,452)	5,202	750	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	41,329	5,979	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	299,959	(2,683)	5,945	3,262	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,172	(1,479)	1,253	0	(226)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6,815	(275)	302	27	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	47,946	(2,520)	2,884	364	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	10,920	1,477	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,378	(12,401)	14,123	1,722	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	70,447	(8,982)	6,759	0	(2,223)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,437	(10,348)	9,612	0	(736)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	10,507	(5,941)	4,544	0	(1,397)
	CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	221,310	36,878	(360)	36,518	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	2,218	845	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	32,842	(815)	945	130	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,672	(636)	778	142	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	5,169	659	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,999	(895)	993	98	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	652	0	(30)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	6,293	4,729	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	460	852	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	1,030	896	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,674	418	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,699	99	(15)	84	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,052	(1,748)	1,938	190	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,078	(806)	943	137	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,630	528	0

						$(435,033)	$480,776	$84,252	$(38,509)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,343,422	$0	$(2,195)	$0	$(2,195)
	Pay	3-Month CNY-CNREPOFIX	2.460	Quarterly	06/17/2025		344,000	0	(531)	0	(531)
	Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025		1,025,305	0	(1,163)	0	(1,163)
BOA	Pay	3-Month USD-LIBOR	1.660	Semi-Annual	08/24/2028		$1,892,040	(1,845)	7,483	5,638	0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	97,200	(138)	2,048	1,910	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	407,000	0	383	383	0
	Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025		406,400	0	393	393	0
GLM	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(205)	3,070	2,865	0
MYC	Pay	3-Month USD-LIBOR	1.630	Semi-Annual	08/24/2028		$459,200	(161)	1,430	1,269	0
	Pay	3-Month USD-LIBOR	1.620	Semi-Annual	08/25/2028		643,100	(238)	1,899	1,661	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	424,000	0	369	369	0
	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	4,818	4,716	0

								$(2,689)	$18,004	$19,204	$(3,889)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	$54,500	$(17)	$1,111	$1,094	$0

Total Swap Agreements								$(514,829)	$602,022	$132,296	$(45,103)

(s)

Securities with an aggregate market value of $212,855 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0			$3,061,821	$1,314,633		$4,376,454
Corporate Bonds & Notes
Banking & Finance				4,424			13,273,242	66,647		13,344,313
Industrials				262,856			13,440,610	4,107		13,707,573
Utilities				0			5,143,585	0		5,143,585
Convertible Bonds & Notes
Banking & Finance				0			0	57,885		57,885
Industrials				0			58,364	0		58,364
Municipal Bonds & Notes
California				0			7,867	0		7,867
Illinois				0			88,456	0		88,456
Puerto Rico				0			86,415	0		86,415
Texas				0			2,357	0		2,357
U.S. Government Agencies				0			34,406,542	0		34,406,542
U.S. Treasury Obligations				0			15,348,511	0		15,348,511
Non-Agency Mortgage-Backed Securities				0			34,725,540	3,668,336		38,393,876
Asset-Backed Securities				0			19,904,358	173,212		20,077,570

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Sovereign Issues	0	12,094,564	0	12,094,564
Common Stocks
Energy	115,070	0	0	115,070
Health Care	0	0	261	261
Industrials	0	8,578	0	8,578
Warrants
Industrials	0	0	463	463
Information Technology	0	0	114,217	114,217
Materials	0	0	89	89
Preferred Securities
Banking & Finance	2,279	1,026,170	0	1,028,449
Industrials	0	195,665	30,705	226,370
Utilities	0	0	1,090,374	1,090,374
Real Estate Investment Trusts
Real Estate	372,343	0	0	372,343
Short-Term Instruments
Repurchase Agreements	0	67,942	0	67,942
Argentina Treasury Bills	0	191,088	0	191,088
U.S. Treasury Bills	0	41,862	0	41,862
U.S. Treasury Cash Management Bills	0	821	0	821

$756,972	$153,174,358	$6,520,929	$160,452,259
Investments in Affiliates, at Value
Common Stocks
Communication Services	375,734	0	296,041	671,775
Industrials	0	0	101,646	101,646
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,475,880	0	0	2,475,880

$2,851,614	$0	$397,687	$3,249,301

Total Investments	$3,608,586	$153,174,358	$6,918,616	$163,701,560

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,483,815)	$0	$(11,483,815)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15,609	89,009	0	104,618
Over the counter	0	890,549	24	890,573

$15,609	$979,558	$24	$995191
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,867)	(179,655)	0	(185,522)
Over the counter	(255)	(434,480)	0	(434,735)

$(6,122)	$(614,135)	$0	$(620,257)

Total Financial Derivative Instruments	$9,487	$365,423	$24	$374,934

Totals	$3,618,073	$142,055,966	$6,918,640	$152,592,679

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,381,335	$49,452	$(37,366)	$(4)	$268	$(11,796)	$0	$(67,256)	$1,314,633	$(12,262)
Corporate Bonds & Notes
Banking & Finance	53,724	0	(107)	18	0	2,696	11,773	(1,457)	66,647	2,624
Industrials	4,128	0	0	0	0	(21)	0	0	4,107	(21)
Convertible Bonds & Notes
Banking & Finance	0	52,341	0	0	0	5,544	0	0	57,885	5,544
Non-Agency Mortgage-Backed Securities	1,046,805	3,110,469	(38,121)	947	(89)	6,309	0	(457,984)	3,668,336	(1,012)
Asset-Backed Securities	176,638	0	(831)	(45)	21	(2,571)	0	0	173,212	(2,654)
Common Stocks
Health Care	0	0	0	0	0	261	0	0	261	261
Industrials	6,942	0	0	0	0	1,635	0	(8,577)	0	(797)
Warrants
Industrials	1,369	0	0	0	0	(906)	0	0	463	(906)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2021 (Unaudited)

Information Technology(3)	96,635	0	0	0	0	17,582	0	0	114,217	17,582
Materials	0	0	0	0	0	89	0	0	89	89
Preferred Securities
Industrials	27,271	10,909	0	0	0	(7,475)	0	0	30,705	(7,475)
Utilities	1,098,444	0	(4,219)	0	0	(3,851)	0	0	1,090,374	(8,070)

$3,893,291	$3,223,171	$(80,644)	$916	$200	$7,496	$11,773	$(535,274)	$6,520,929	$(7,097)
Investments in Affiliates, at Value
Common Stocks
Communication Services	199,523	0	0	0	0	96,518	0	0	296,041	96,518
Industrials	169,554	23,908	(23,908)	0	0	39,465	0	(107,373)	101,646	8,950

$369,077	$23,908	(23,908)	$0	$0	$135,983	$0	$(107,373)	397,687	$105,468
Financial Derivative Instruments - Assets
Over the counter	$24	$17	$(9)	$0	$(16)	$8	$0	$0	$24	$2

Totals	$4,262,392	$3,247,096	$(104,561)	$916	$184	$143,487	$11,773	$(642,647)	$6,918,640	$98,373

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$918,698	Other Valuation Techniques(4)	—	—	—
117,453	Proxy Pricing	Base Price	96.324 - 101.063	97.177
42,965	Third Party Vendor	Broker Quote	21.500 - 99.250	93.298
235,517	Waterfall Recoverability	Recovery Value	100.000	—
Corporate Bonds & Notes
Banking & Finance	66,647	Proxy Pricing	Base Price	95.032 - 109.655	107.072
Industrials	4,107	Other Valuation Techniques(4)	—	—	—
Convertible Bonds & Notes
Banking & Finance	57,885	Other Valuation Techniques(4)	—	—	—
Non-Agency Mortgage-Backed Securities
24,211	Proxy Pricing	Base Price	$246,512.190	—
3,644,125	Proxy Pricing	Base Price	0.000 - 1,355.609	98.804
Asset-Backed Securities	45,679	Other Valuation Techniques(4)	—	—	—
127,533	Proxy Pricing	Base Price	2.719 - 8,500.000	3,761.553
Common Stocks
Health Care	261	Other Valuation Techniques(4)	—	—	—
Warrants
Industrials	463	Comparable Companies	EBITDA	11.400x/9.400x	—
Information Technology	114,217	Comparable Companies	EBITDA	4.375x	—
Materials	89	Other Valuation Techniques(4)	—	—	—
Preferred Securities
Industrials	20,361	Comparable Companies	EBITDA	11.400x	—
10,344	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	0.220x/20.260	—
Utilities	1,090,374	Current Value Model	Purchase Price	$27.048	—

Investments in Affiliates, at Value
Common Stocks
Communication Services	296,041	Reference Instrument	Liquidity Discount	10.000	—
Industrials	101,645	Discounted Cash Flow	Discount Rate	14.250	—
1	Other Valuation Techniques(4)	—	—	—
Financial Derivative Instruments - Assets
Over the counter	24	Other Valuation Techniques(4)	—	—	—

Total	$6,918,640

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Rights to Warrants since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 7.5%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)		$28	$39
Ambac LSNI LLC 6.000% due 02/12/2023 •		101	101
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(h)	EUR	200	257
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$513	560
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	8,879	447
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$600	625
Deutsche Bank AG 4.250% due 10/14/2021		4,400	4,448
ING Bank NV 2.625% due 12/05/2022		1,200	1,240
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	95,380	14,654
1.500% due 10/01/2050		83,100	13,206
2.500% due 10/01/2047		1	0
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,125
4.519% due 06/25/2024 •		700	752
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	10,593	1,629
1.500% due 10/01/2053		26,700	4,199
Nykredit Realkredit A/S
1.000% due 10/01/2050		51,643	7,934
1.500% due 10/01/2053		302,700	47,518
2.500% due 10/01/2047		3	1
Realkredit Danmark A/S
1.500% due 10/01/2050		14,700	2,336
1.500% due 10/01/2053		136,000	21,345
2.500% due 04/01/2047		11	2
UniCredit SpA 7.830% due 12/04/2023		$5,050	5,854

			128,272

INDUSTRIALS 0.1%
eBay, Inc. 2.750% due 01/30/2023		700	725
ERAC USA Finance LLC 2.700% due 11/01/2023		100	104
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		100	105
VMware, Inc. 3.900% due 08/21/2027		200	222

			1,156

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	520
Tampa Electric Co. 2.600% due 09/15/2022		100	102

			622

Total Corporate Bonds & Notes (Cost $130,409)			130,050

U.S. GOVERNMENT AGENCIES 9.5%
Ginnie Mae 0.599% due 08/20/2068 •		1,362	1,352
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2051		24,752	26,071

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 08/01/2051	126,690	135,024

Total U.S. Government Agencies (Cost $163,094)		162,447

U.S. TREASURY OBLIGATIONS 44.6%
U.S. Treasury Bonds
3.000% due 05/15/2045	320	377
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (j)(l)	70,403	72,222
0.125% due 01/15/2023 (l)	7,829	8,181
0.125% due 04/15/2025 (l)	16,641	17,967
0.125% due 04/15/2026	2,443	2,659
0.125% due 07/15/2026	25,094	27,489
0.125% due 01/15/2030	39,328	43,206
0.125% due 07/15/2030	28,750	31,742
0.125% due 01/15/2031 (j)	63,007	69,399
0.125% due 02/15/2051	2,164	2,375
0.250% due 07/15/2029	66,370	73,891
0.375% due 07/15/2025 (l)	10,245	11,253
0.375% due 01/15/2027	10,920	12,092
0.375% due 07/15/2027	7,182	8,013
0.500% due 04/15/2024	31,323	33,771
0.500% due 01/15/2028	7,035	7,892
0.625% due 07/15/2021	20,138	20,218
0.625% due 07/15/2021 (l)	3,198	3,211
0.625% due 01/15/2024 (l)	5,766	6,211
0.625% due 01/15/2026	47,855	53,163
0.625% due 02/15/2043 (n)	1,719	2,056
0.750% due 07/15/2028	31,865	36,586
0.750% due 02/15/2042	662	807
0.750% due 02/15/2045	9,365	11,569
0.875% due 01/15/2029	19,630	22,728
0.875% due 02/15/2047	487	627
1.000% due 02/15/2046	32,969	43,162
1.000% due 02/15/2048	12,020	16,060
1.375% due 02/15/2044	22,052	30,477
2.000% due 01/15/2026	4,946	5,821
2.125% due 02/15/2040	2,310	3,448
2.125% due 02/15/2041	10,850	16,372
2.375% due 01/15/2025	44,076	51,234
2.500% due 01/15/2029	11,055	14,248
3.375% due 04/15/2032	45	67

Total U.S. Treasury Obligations (Cost $703,124)		760,594

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Alliance Bancorp Trust 0.332% due 07/25/2037 •	621	583
Banc of America Alternative Loan Trust
0.742% due 12/25/2035 ^•	603	487
6.000% due 06/25/2046	411	404
Banc of America Mortgage Trust
2.474% due 06/25/2035 ~	62	59
2.554% due 11/25/2035 ^~	71	68
3.166% due 08/25/2035 ^~	83	84
BCAP LLC Trust 2.880% due 04/26/2036 ~	354	316
Bear Stearns Adjustable Rate Mortgage Trust 2.910% due 07/25/2036 ^~	133	131
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	1,278	1,309
Countrywide Alternative Loan Trust
0.288% due 12/20/2046 ^•	190	167
0.312% due 06/25/2046 «•	0	2
2.678% due 10/25/2035 ^~	19	16
5.500% due 11/25/2035 ^	40	38
5.500% due 01/25/2036	201	165
6.000% due 08/25/2036 ^•	94	77
6.000% due 04/25/2037 ^	310	247
6.000% due 04/25/2037	835	842
6.250% due 11/25/2036 ^	86	77
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •	241	229
2.915% due 04/20/2035 ~	3	3
6.000% due 03/25/2037 ^	618	475
6.000% due 05/25/2037 ^	392	269
6.000% due 07/25/2037 ^	1,172	842
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~	2,980	3,003
Deutsche ALT-A Securities, Inc. 0.392% due 04/25/2037 •	492	350
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ	212	209
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^	57	35

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	305	356
GSR Mortgage Loan Trust
2.924% due 09/25/2035 ~		$12	12
6.000% due 11/25/2035 ^		342	208
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,459	4,809
IndyMac Mortgage Loan Trust 0.272% due 07/25/2047 •		$446	356
JP Morgan Mortgage Trust 2.568% due 06/25/2035 ~		6	6
Lehman Mortgage Trust 5.140% due 01/25/2036 ^~		227	230
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•		418	24
Morgan Stanley Mortgage Loan Trust 2.208% due 06/25/2036 ~		68	72
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		3,179	3,452
New York Mortgage Trust 2.777% due 05/25/2036 ^~		82	77
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		424	312
0.492% due 01/25/2046 ^•		983	329
5.750% due 02/25/2036 ^		191	120
6.250% due 11/25/2036 ^		173	99
6.500% due 06/25/2037		11,429	4,631
Sequoia Mortgage Trust 0.493% due 07/20/2036 •		1,122	1,105
Structured Asset Mortgage Investments Trust
0.512% due 05/25/2036 •		328	287
0.532% due 05/25/2036 •		357	350
0.652% due 02/25/2036 ^•		471	453
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	2,650	3,685
WaMu Mortgage Pass-Through Certificates Trust
2.611% due 11/25/2036 ^~		$310	308
2.786% due 09/25/2033 ~		6	5
2.909% due 10/25/2035 ~		783	793
3.115% due 02/25/2037 ^~		52	52
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		338	296

Total Non-Agency Mortgage-Backed Securities (Cost $32,765)			32,914

ASSET-BACKED SECURITIES 4.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.872% due 05/25/2034 •		1,369	1,371
Argent Securities Trust 0.412% due 05/25/2036 •		1,598	588
Asset-Backed Securities Corp. Home Equity Loan Trust 3.073% due 08/15/2033 •		45	46
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	964	1,144
Babson Euro CLO BV 0.281% due 10/25/2029 •		133	157
Barings Euro CLO BV 0.680% due 07/27/2030 •		253	300
Bear Stearns Asset-Backed Securities Trust 0.722% due 02/25/2036 •		$3,239	3,227
CIFC Funding Ltd. 1.036% due 10/25/2027 •		860	861
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		270	273
Citigroup Mortgage Loan Trust 0.172% due 01/25/2037 •		280	236
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		2,300	2,250
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 •		372	353
0.292% due 09/25/2037 •		100	93
0.322% due 05/25/2037 •		1,100	1,047
0.342% due 03/25/2037 •		2,200	2,116
1.292% due 10/25/2035 •		3,139	3,117
5.805% due 04/25/2036 ^~		75	73
Countrywide Asset-Backed Certificates Trust 1.052% due 10/25/2035 •		689	690
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		450	173
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		435	435
First Franklin Mortgage Loan Trust 0.797% due 11/25/2036 •		2,600	2,561
Fremont Home Loan Trust
0.227% due 10/25/2036 •		243	224
0.242% due 10/25/2036 •		4,768	2,630

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

0.332% due 10/25/2036 •		2,621	1,474
GSAMP Trust 0.412% due 05/25/2046 •		51	51
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		100	100
Home Equity Asset Trust 0.542% due 02/25/2036 •		4,900	4,868
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		379	328
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		854	333
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		121	119
Lehman XS Trust
0.412% due 05/25/2036 •		886	981
4.688% due 06/25/2036 þ		920	985
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		1,600	1,600
Long Beach Mortgage Loan Trust 0.692% due 01/25/2036 •		1,541	1,413
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	500	592
Marlette Funding Trust 2.690% due 09/17/2029		$35	35
MASTR Asset-Backed Securities Trust
0.572% due 06/25/2036 •		247	139
0.662% due 01/25/2036 •		4,332	4,292
MidOcean Credit CLO 0.984% due 04/15/2027 •		21	21
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 10/25/2036 •		1,758	1,040
0.202% due 10/25/2036 •		20	13
0.222% due 10/25/2036 •		1,090	1,038
0.392% due 06/25/2036 •		1,427	943
Morgan Stanley Mortgage Loan Trust
0.552% due 02/25/2037 •		183	71
6.226% due 10/25/2036 ^þ		212	93
NovaStar Mortgage Funding Trust 0.262% due 11/25/2036 •		175	77
OZLM Ltd. 1.186% due 05/16/2030 •		800	800
Palmer Square Loan Funding Ltd. 1.158% due 04/20/2027 •		2,233	2,235
Renaissance Home Equity Loan Trust 1.192% due 09/25/2037 •		5,678	2,901
Residential Asset Securities Corp. Trust
0.342% due 11/25/2036 ^•		4,206	4,087
0.572% due 08/25/2036 •		579	524
Securitized Asset-Backed Receivables LLC Trust
0.412% due 07/25/2036 •		2,178	1,048
0.592% due 05/25/2036 •		906	631
Sound Point CLO Ltd. 1.073% due 01/23/2029 •		3,600	3,600
Soundview Home Loan Trust
0.152% due 11/25/2036 •		134	55
0.652% due 05/25/2036 •		438	436
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		249	250
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		1,200	1,201
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		600	600
Structured Asset Investment Loan Trust 0.812% due 10/25/2035 •		2,812	2,787
Structured Asset Securities Corp. Mortgage Loan Trust 1.592% due 04/25/2035 •		18	18
Symphony CLO Ltd. 1.064% due 04/15/2028 •		257	257
Telos CLO Ltd. 1.140% due 04/17/2028 •		243	243
TICP CLO Ltd. 1.028% due 04/20/2028 •		589	590
Venture CLO Ltd.
1.064% due 04/15/2027 •		619	618
1.064% due 07/15/2027 •		463	464
1.088% due 10/20/2028 •		590	590
WhiteHorse Ltd. 1.120% due 04/17/2027 •		117	117
Wind River CLO Ltd. 1.054% due 10/15/2027 •		59	59

Total Asset-Backed Securities (Cost $65,350)			68,682

SOVEREIGN ISSUES 17.1%
Argentina Government International Bond
0.125% due 07/09/2030 þ		869	298

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

0.125% due 07/09/2035 þ		570	172
1.000% due 08/05/2021	ARS	2,444	15
15.500% due 10/17/2026		2,720	7
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	24
Australia Government International Bond
1.250% due 02/21/2022	AUD	19,469	14,872
3.000% due 09/20/2025		8,041	7,115
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,400	38
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	700	839
France Government International Bond
0.100% due 03/01/2026 (e)		16,945	21,861
0.250% due 07/25/2024 (e)		42,611	54,003
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		37,094	47,523
1.400% due 05/26/2025 (e)		33,845	43,370
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	1,296,386	11,938
0.100% due 03/10/2028 (e)		1,218,800	11,256
0.100% due 03/10/2029 (e)		3,699,273	34,247
0.200% due 03/10/2030 (e)		178,943	1,686
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,195
6.150% due 08/12/2032		7,700	2,045
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,338
Saudi Government International Bond 4.000% due 04/17/2025		3,710	4,103
United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,627	2,777
1.875% due 11/22/2022 (e)		19,683	29,397

Total Sovereign Issues (Cost $283,721)			291,119

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.1%
GrandVision NV		35,633	1,191
Hilton Worldwide Holdings, Inc. (b)		1,851	223
Marriott International, Inc. 'A' (b)		1,851	253

			1,667

ENERGY 0.2%
Cheniere Energy, Inc. (b)		31,827	2,760
ONEOK, Inc.		34,056	1,895

			4,655

HEALTH CARE 0.2%
Change Healthcare, Inc. (b)		50,430	1,162
Constellation Pharmaceuticals, Inc. (b)		26,694	902
PPD, Inc. (b)		31,759	1,464

			3,528

INDUSTRIALS 0.1%
Navistar International Corp. (b)		27,579	1,227

INFORMATION TECHNOLOGY 0.1%
Nuance Communications, Inc. (b)		27,345	1,489

MATERIALS 0.1%
WR Grace & Co.		22,435	1,551

UTILITIES 0.1%
PNM Resources, Inc.		23,899	1,166

Total Common Stocks (Cost $14,394)			15,283

MASTER LIMITED PARTNERSHIPS 0.3%
ENERGY 0.3%
Enterprise Products Partners LP		73,242	1,767
Plains All American Pipeline LP		86,112	978
Energy Transfer LP		134,765	1,433

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

Total Master Limited Partnerships (Cost $5,956)		4,178

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A.
5.250% due 09/29/2023 •(f)(h)	400,000	503
6.250% due 09/11/2021 •(f)(h)	400,000	479
Bank of America Corp. 5.875% due 03/15/2028 •(f)	670,000	768

Total Preferred Securities (Cost $1,539)		1,750

REAL ESTATE INVESTMENT TRUSTS 5.6%
REAL ESTATE 5.6%
Agree Realty Corp.	19,886	1,402
Alexandria Real Estate Equities, Inc.	11,939	2,172
American Campus Communities, Inc.	26,763	1,250
American Homes 4 Rent 'A'	44,012	1,710
American Tower Corp.	7,741	2,091
Americold Realty Trust	28,895	1,094
Apartment Income REIT Corp.	19,350	918
AvalonBay Communities, Inc.	19,800	4,132
Boston Properties, Inc.	12,995	1,489
Brixmor Property Group, Inc.	42,057	963
Camden Property Trust	11,067	1,468
CoreSite Realty Corp.	9,356	1,259
Crown Castle International Corp.	1,382	270
CubeSmart	41,870	1,940
Digital Realty Trust, Inc.	21,290	3,203
Duke Realty Corp.	53,004	2,510
Equinix, Inc.	2,377	1,908
Equity LifeStyle Properties, Inc.	17,472	1,298
Equity Residential	49,036	3,776
Essex Property Trust, Inc.	9,506	2,852
Extra Space Storage, Inc.	12,972	2,125
Federal Realty Investment Trust	4,038	473
First Industrial Realty Trust, Inc.	25,778	1,346
Gaming and Leisure Properties, Inc.	14,316	663
Healthcare Realty Trust, Inc.	32,742	989
Healthcare Trust of America, Inc. 'A'	28,105	750
Healthpeak Properties, Inc.	74,663	2,486
Host Hotels & Resorts, Inc. (b)	116,851	1,997
Invitation Homes, Inc.	66,239	2,470
JBG SMITH Properties	11,265	355
Kilroy Realty Corp.	13,784	960
Kimco Realty Corp.	42,847	893
Life Storage, Inc.	7,782	835
MGM Growth Properties LLC	105,996	3,882
Mid-America Apartment Communities, Inc.	6,303	1,062
Park Hotels & Resorts, Inc. (b)	22,284	459
Pebblebrook Hotel Trust	27,528	648
Prologis, Inc.	58,932	7,044
Public Storage	19,339	5,815
Realty Income Corp.	18,501	1,235
Regency Centers Corp.	24,108	1,545
Retail Opportunity Investments Corp.	19,884	351
Rexford Industrial Realty, Inc.	18,955	1,080
Sabra Health Care REIT, Inc.	18,023	328
SBA Communications Corp.	5,279	1,682
Simon Property Group, Inc.	27,300	3,562
SITE Centers Corp.	34,410	518
Sun Communities, Inc.	19,172	3,286
Sunstone Hotel Investors, Inc. (b)	36,142	449
Terreno Realty Corp.	11,470	740
UDR, Inc.	41,959	2,055
Ventas, Inc.	22,940	1,310
Vornado Realty Trust	27,538	1,285
Weingarten Realty Investors	17,141	550
Welltower, Inc.	38,475	3,197

Total Real Estate Investment Trusts (Cost $69,585)		96,130

	OUNCES
COMMODITIES 3.4%
Gold Warehouse Receipts	30,533	54,064

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

Silver Warehouse Receipts		143,800	3,762

Total Commodities (Cost $57,086)			57,826

SHORT-TERM INSTRUMENTS 8.5%
REPURCHASE AGREEMENTS (i) 5.7%			96,800

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(1.672)% due 07/30/2021 - 09/13/2021 (c)(d)	ARS	56,227	332

U.S. TREASURY BILLS 1.7%
0.013% due 07/29/2021 - 08/31/2021 (a)(c)(d)(n)		$28,300	28,298

U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.023% due 09/07/2021 - 09/28/2021 (c)(d)(n)		18,511	18,509

Total Short-Term Instruments (Cost $143,995)			143,939

Total Investments in Securities (Cost $1,671,018)			1,764,912

		SHARES
INVESTMENTS IN AFFILIATES 11.3%
MUTUAL FUNDS (g) 5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund		12,552,196	101,296

Total Mutual Funds (Cost $114,381)			101,296

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III		9,311,013	91,816

Total Short-Term Instruments (Cost $91,808)			91,816

Total Investments in Affiliates (Cost $206,189)			193,112

Total Investments 114.8% (Cost $1,877,207)			$1,958,024
Financial Derivative Instruments (k)(m) 0.4%(Cost or Premiums, net $1,286)			6,503
Other Assets and Liabilities, net (15.2)%			(258,534)

Net Assets 100.0%			$1,705,993

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	06/30/2021	07/01/2021	$13,100	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049	$(13,388)	$13,100	$13,100
SGY	0.030	06/30/2021	07/01/2021	83,700	U.S. Treasury Notes 1.250% due 03/31/2028	(85,505)	83,700	83,700

Total Repurchase Agreements	$(98,893)	$96,800	$96,800

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/30/2021	07/15/2021	$(71,772)	$(71,773)
GRE	0.060	05/06/2021	07/07/2021	(25,254)	(25,256)

Total Reverse Repurchase Agreements	$(97,029)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	0.010%	06/21/2021	07/12/2021	$(2,893)	$(2,894)
0.040	06/21/2021	07/02/2021	(6,577)	(6,577)
BOS	0.000	06/21/2021	07/06/2021	(24,850)	(24,850)

Total Sale-Buyback Transactions	$(34,321)

(j)	Securities with an aggregate market value of $131,003 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(121,254) at a weighted average interest rate of (0.004%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2021	15	$1,588	$7	$7	$0
California Carbon Allowance Future Vintage December Futures	12/2021	1,485	32,789	5,235	0	(30)
California Carbon Allowance Vintage December Futures	12/2022	211	4,897	240	4	0
Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	4,163	25	(3)	0	0
Euro-Bobl September Futures	09/2021	539	85,738	114	96	(25)
Euro-Bund 10-Year Bond September Futures	09/2021	397	81,255	132	516	(182)
Gold 100 oz. July Futures	07/2021	31	5,489	(427)	25	0
Henry Hub Natural Gas April Futures	03/2022	104	779	10	2	0
Henry Hub Natural Gas August Futures	07/2022	108	805	6	1	0
Henry Hub Natural Gas July Futures	06/2022	108	804	5	2	0
Henry Hub Natural Gas June Futures	05/2022	104	765	(4)	2	0
Henry Hub Natural Gas May Futures	04/2022	108	788	(11)	2	0
Henry Hub Natural Gas October Futures	09/2022	108	808	9	1	0
Henry Hub Natural Gas September Futures	08/2022	104	771	2	1	0
ICE Carbon Emissions December Futures	12/2021	33	2,206	615	35	0
Iron Ore September Futures	09/2021	199	3,909	215	86	0
U.S. Treasury 2-Year Note September Futures	09/2021	17	3,745	(7)	0	0
U.S. Treasury 5-Year Note September Futures	09/2021	2,345	289,443	(461)	147	0
U.S. Treasury 10-Year Note September Futures	09/2021	869	115,143	382	362	0

$6,059	$1,289	$(237)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	226	$(19,743)	$47	$0	$(11)
Euro-BTP Italy Government Bond September Futures	09/2021	196	(31,651)	(150)	0	(110)
Euro-Buxl 30-Year Bond September Futures	09/2021	400	(96,397)	(1,675)	237	(730)
Euro-Schatz September Futures	09/2021	4,166	(553,953)	61	0	(49)
Gold 100 oz. August Futures	08/2021	81	(14,350)	1,117	3	(65)
Japan Government 10-Year Bond September Futures	09/2021	46	(62,809)	(83)	0	(17)
Silver September Futures	09/2021	29	(3,798)	(23)	0	(42)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	1,067	(157,066)	(1,665)	0	(492)
U.S. Treasury 30-Year Bond September Futures	09/2021	97	(15,593)	(276)	0	(42)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	340	(65,514)	(3,122)	0	(383)
United Kingdom Long Gilt September Futures	09/2021	69	(12,227)	0	10	0

$(5,769)	$250	$(1,941)

Total Futures Contracts	$290	$1,539	$(2,178)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$5,452	$(137)	$146	$9	$0	$(1)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,790	(88)	86	(2)	0	(1)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	8,600	(286)	(11)	(297)	0	(8)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	6,300	(227)	64	(163)	0	(5)

$(738)	$285	$(453)	$0	$(15)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	79,600	$0	$(115)	$(115)	$9	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$2,800	(63)	(47)	(110)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	300	26	(33)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	1	(3)	0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(147)	32	(115)	0	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	8,600	21	246	267	2	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,300	11	98	109	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(653)	(827)	0	(40)
Pay	CPURNSA	1.690	Maturity	08/07/2021		$12,400	(1)	(488)	(489)	0	(82)
Pay	CPURNSA	1.825	Maturity	08/14/2021		4,500	0	(170)	(170)	0	(30)
Pay	CPURNSA	1.840	Maturity	08/14/2021		23,100	0	(870)	(870)	0	(153)
Pay	CPURNSA	1.863	Maturity	08/26/2021		18,400	(2)	(674)	(676)	0	(118)
Receive	CPURNSA	1.592	Maturity	09/20/2021		10,500	(153)	462	309	49	0
Pay	CPURNSA	1.280	Maturity	11/02/2021		12,000	0	(440)	(440)	0	(14)
Pay	CPURNSA	1.230	Maturity	11/04/2021		400	0	(15)	(15)	0	0
Pay	CPURNSA	2.155	Maturity	01/19/2022		18,800	0	(496)	(496)	20	0
Pay	CPURNSA	2.180	Maturity	01/19/2022		22,100	0	(578)	(578)	24	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		12,500	0	(324)	(324)	13	0
Pay	CPURNSA	2.170	Maturity	02/01/2022		5,800	0	(152)	(152)	6	0
Pay	CPURNSA	2.200	Maturity	02/05/2022		600	0	(15)	(15)	1	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	(51)	93	42	0	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	615	162	0	(3)
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	107	18	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	319	41	0	(10)
Receive	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	377	377	12	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	329	329	11	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	(8)	(8)	8	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	(18)	(18)	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	18	18	7	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	1	1	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(461)	(56)	0	(5)
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(181)	(14)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(271)	(18)	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(555)	(36)	0	(5)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(719)	(264)	0	(8)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(132)	(77)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(450)	(604)	0	(6)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	6,500	477	(107)	370	7	0
Pay	UKRPI	3.330	Maturity	01/15/2025		82,700	2,084	(1,592)	492	84	0
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	225	(102)	123	9	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	194	(69)	125	7	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	102	(36)	66	4	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	224	(73)	151	7	0
Pay	UKRPI	3.475	Maturity	08/15/2030		20,700	255	(1,045)	(790)	73	0
Pay	UKRPI	3.750	Maturity	04/15/2031		11,720	3	(38)	(35)	58	0
Pay	UKRPI	3.566	Maturity	03/15/2036		14,270	(93)	(217)	(310)	95	0

							$3,814	$(8,446)	$(4,632)	$515	$(482)

Total Swap Agreements							$3,076	$(8,161)	$(5,085)	$515	$(497)

(l)	Securities with an aggregate market value of $20,021 and cash of $3,989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		BRL	24,594		$4,917		$0		$(28)
		07/2021		DKK	62,296		9,913		0		(20)
		07/2021			$4,633		BRL	24,594	312		0
		08/2021			1,686		CZK	35,082	0		(56)
		08/2021			438		RUB	32,900	9		0
		09/2021			7,989		CNY	51,382	0		(86)
		09/2021			9,833		INR	723,985	0		(183)
		09/2021			1,577		PLN	5,987	0		(7)
		09/2021			866		RUB	63,218	0		(12)
		11/2021			2,275		RON	9,296	0		(51)
BPS		07/2021		AUD	17,478		$13,582		475		0
		07/2021		DKK	22,510		3,639		49		0
		07/2021		GBP	560		794		19		0
		07/2021		NZD	38		28		1		0
		07/2021		PEN	3,226		840		2		0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

	07/2021		$3,912	CAD	4,713	0	(110)
	07/2021		1,684	DKK	10,340	0	(35)
	07/2021		177	EUR	148	0	(1)
	07/2021		1,364	GBP	982	0	(6)
	07/2021		155	RUB	11,553	3	0
	07/2021		598	TRY	5,287	1	0
	08/2021		1,680	COP	6,307,014	0	(3)
	08/2021		3,839	SEK	32,070	0	(90)
	09/2021		5,845	MYR	24,316	0	(3)
	09/2021		7,215	THB	225,610	0	(178)
	10/2021		1,005	DKK	6,275	0	(3)
	11/2021		2,484	MXN	50,150	0	(10)
BRC	07/2021	GBP	882		$1,238	18	0
	07/2021		$131	TRY	1,101	0	(4)
	09/2021		1,034	PLN	3,933	0	(2)
CBK	07/2021	DKK	48,303		$7,660	0	(42)
	07/2021	JPY	426,800		3,893	51	0
	07/2021	MXN	32,449		1,583	0	(43)
	07/2021	PEN	12,494		3,336	85	0
	07/2021		$1,789	DKK	11,255	5	0
	07/2021		3,073	PEN	11,828	5	0
	07/2021		267	RUB	20,639	14	0
	08/2021		2,923	HUF	878,850	41	0
	08/2021		399	RUB	29,993	8	0
	08/2021	UYU	43,520		$976	0	(17)
	09/2021	PEN	7,146		1,921	59	0
	09/2021		$1,573	MXN	32,449	42	0
	09/2021		1,484	ZAR	20,411	0	(68)
	10/2021	PEN	11,828		$3,077	0	(5)
	01/2022		$896	PEN	3,257	0	(49)
GLM	07/2021	BRL	28,860		$5,749	0	(53)
	07/2021	DKK	343,360		55,609	858	0
	07/2021	GBP	31,334		44,298	953	0
	07/2021		$5,769	BRL	28,860	33	0
	07/2021		536	RUB	41,371	28	0
	07/2021		187	TRY	1,573	0	(7)
	08/2021		5,731	BRL	28,860	52	0
	08/2021		559	RUB	41,899	9	0
	09/2021		1,344	KRW	1,519,450	0	0
	09/2021		3,190	PLN	12,104	0	(15)
	09/2021		1,101	RUB	80,701	0	(11)
	09/2021		8,390	TWD	229,871	0	(106)
	09/2021		719	ZAR	9,891	0	(32)
	11/2021		925	PEN	3,467	0	(22)
HUS	07/2021	BRL	4,266		$853	0	(5)
	07/2021	EUR	56		68	1	0
	07/2021	GBP	314		445	11	0
	07/2021		$831	BRL	4,266	27	0
	07/2021		662	EUR	541	0	(20)
	07/2021		42,914	GBP	30,967	0	(77)
	07/2021		1,677	ILS	5,445	0	(7)
	07/2021		1,599	MXN	32,449	27	0
	08/2021	GBP	29,432		$40,739	22	0
	08/2021		$899	RUB	67,683	20	0
	09/2021		9,715	CNH	62,434	0	(110)
	09/2021		1,176	IDR	17,253,449	0	(2)
	09/2021		13,822	KRW	15,399,437	0	(199)
	09/2021		1,874	PLN	7,178	9	0
	09/2021		454	RUB	33,285	0	(5)
	10/2021		4,428	MXN	93,226	193	0
IND	09/2021		2,117	CLP	1,528,345	0	(40)
JPM	07/2021	DKK	53,851		$8,541	0	(45)
	07/2021		$31,202	DKK	194,389	0	(205)
	07/2021		3,913	TRY	34,531	0	(4)
	08/2021		2,719	CZK	56,673	0	(85)
	10/2021	DKK	194,389		$31,257	206	0
	12/2021		$2,579	PHP	124,521	0	(58)
MYI	07/2021		2,691	AUD	3,557	0	(23)
	07/2021		37,009	DKK	230,446	0	(263)
	07/2021		1,864	PEN	6,801	0	(96)
	07/2021		428	RUB	32,754	19	0
	08/2021	AUD	3,557		$2,691	23	0
	10/2021	DKK	230,446		37,074	263	0
	11/2021		$3,323	MXN	67,365	0	(4)
RYL	07/2021		1,166	GBP	827	0	(22)
SCX	07/2021	DKK	192,885		$31,259	502	0
	07/2021	EUR	146,987		179,817	5,527	0
	07/2021	JPY	6,204,800		56,732	880	0
	07/2021	PEN	6,801		1,709	0	(59)
	08/2021	EUR	146,987		174,426	21	0
	08/2021	JPY	6,631,600		59,764	56	0
	08/2021		$844	CZK	17,579	0	(27)
	09/2021		8,289	IDR	119,388,845	0	(165)
	09/2021		1,710	PEN	6,801	62	0
	12/2021		10,851	SGD	14,365	0	(172)
SOG	07/2021		44,045	DKK	274,268	0	(311)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

	07/2021		304	RUB	23,575		18	0
	08/2021		499		37,613		12	0
	10/2021	DKK	274,268		$44,122		311	0
SSB	07/2021	AUD	2,071		1,602		49	0
TOR	08/2021		$3,806	CAD	4,713		0	(4)
	09/2021		1,680	INR	126,005		0	(1)
UAG	07/2021	AUD	6,056		$4,694		153	0
	07/2021		$13,079	AUD	17,242		0	(148)
	07/2021		1,046	RUB	80,197		47	0
	08/2021	AUD	17,242		$13,081		148	0
	08/2021		$3,793	NOK	31,355		0	(151)
	09/2021		448	RUB	32,885		0	(4)
	12/2021		1,680	PHP	82,971		0	0

Total Forward Foreign Currency Contracts							$11,739	$(3,670)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,700	$3	$543
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	4,690	357	687
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,310	172	339
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	119,300	430	51
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,600	263	533

							$1,225	$2,153

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		700	$4	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		400	4	2
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.473	08/05/2021		500	4	2
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		850	5	3

							$17	$7

Total Purchased Options							$1,242	$2,160

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750%	08/18/2021	2,500	$(2)	$(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	2,000	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	500	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	1,900	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	09/15/2021	4,400	(6)	(2)
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,500	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,500	(3)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	2,700	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	2,700	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	07/21/2021	1,400	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	1,400	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	10,000	(14)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	11,000	(13)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	1,900	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	1,900	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	7,200	(8)	(4)
CBK	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,200	(2)	0
DUB	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,700	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,700	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	8,200	(8)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	2,100	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	2,100	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	09/15/2021	11,900	(16)	(5)
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	600	(4)	(1)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,300	(1)	(1)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	08/18/2021	11,200	(11)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	3,700	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	2,900	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	5,100	(5)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	4,000	(5)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,400	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	1,900	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	2,000	(2)	0
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	98.000	07/21/2021	500	(1)	0

							$(145)	$(37)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,900	$(86)	$(2)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	700	(5)	0

							$(91)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,100	$0	$(498)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	14,140	(351)	(637)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	6,960	(170)	(313)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	29,150	(199)	(18)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	159,100	(247)	(76)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	400	(3)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	238,600	(376)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	500	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	32,050	(228)	(20)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	10,700	(259)	(480)

							$(1,837)	$(2,062)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			$101.422	07/07/2021	1,200	$(5)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.297	08/05/2021	900	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.797	08/05/2021	900	(3)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.227	07/07/2021	400	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.367	08/05/2021	1,200	(4)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.023	09/07/2021	900	(6)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.023	09/07/2021	900	(4)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.234	08/12/2021	1,600	(5)	(3)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.297	08/12/2021	1,500	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.156	08/05/2021	800	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.473	08/05/2021	1,000	(6)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.313	09/07/2021	500	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			102.047	07/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			104.047	07/07/2021	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.984	08/05/2021	1,200	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.234	08/05/2021	1,700	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.984	08/05/2021	1,200	(2)	(1)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051				104.141	08/05/2021		600	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051				103.695	09/07/2021		600	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051				103.984	09/07/2021		600	(2)	(2)

									$(68)	$(34)

Total Written Options									$(2,141)	$(2,135)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive		Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive		EURMARGIN CAL21	$6.120	Maturity	12/31/2021	1,200	$(3)	$2	$0	$(1)
	Pay		HOBR CAL21	11.994	Maturity	12/31/2021	1,200	0	(5)	0	(5)
CBK	Receive		MEHMID CAL20-21	1.840	Maturity	12/31/2021	28,000	(1)	(39)	0	(40)
CIB	Receive		GOLDLNPM Index	1,823.754	Maturity	07/29/2021	9,700	0	(511)	0	(511)
GST	Receive		HOBR CAL21	14.080	Maturity	12/31/2021	1,200	0	3	3	0
JPM	Receive		EUROBOBCO CAL21	7.700	Maturity	12/31/2021	8,700	(10)	18	8	0
	Pay		GCQ1 Index	1,829.000	Maturity	07/28/2021	10,200	0	586	586	0
	Receive		GOLDLNPM Index	1,771.473	Maturity	07/29/2021	11,000	0	(4)	0	(4)
	Receive		GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,500	0	(618)	0	(618)
MAC	Receive		MEHMID CAL21	1.100	Maturity	12/31/2021	10,000	0	(7)	0	(7)
MEI	Receive		GOLDLNPM Index	1,771.155	Maturity	07/29/2021	5,400	0	0	0	0
	Receive		GOLDLNPM Index	1,821.830	Maturity	07/29/2021	54,600	0	(2,769)	0	(2,769)
MYC	Receive		EURMARGIN CAL21	3.450	Maturity	12/31/2021	600	0	1	1	0
	Receive		EUROBOBCO CAL21	7.650	Maturity	12/31/2021	5,400	0	5	5	0

								$(14)	$(3,338)	$603	$(3,955)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$3,200	$(95)	$128	$33	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	2,600	(121)	148	27	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	2,300	(142)	167	25	0
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	13,300	(440)	578	138	0
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	5,200	(151)	205	54	0

								$(949)	$1,226	$277	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate		Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive		CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(136)	$0	$(136)
	Receive		CPURNSA	1.805	Maturity	09/20/2026	900	0	(63)	0	(63)

								$0	$(199)	$0	$(199)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMTR Index	7,500	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	$1,498	$0	$16	$16	$0
CIB	Receive	PIMCODB Index	787,276	0.000%	Monthly	02/15/2022	93,418	0	814	814	0
JPM	Receive	DWRTFT Index	2,686	0.361% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	33,689	0	(9)	0	(9)
	Receive	DWRTFT Index	499	0.372% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/13/2021	6,403	0	(145)	0	(145)
	Receive	BCOMF2T Index	146,327	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	73,623	0	761	761	0
	Receive	JMABNIC5 Index	449,827	0.000%	Monthly	02/15/2022	65,713	(6)	(57)	0	(63)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

MAC	Receive	BCOMF2T Index	90,320	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	45,443	0	469	469	0
Receive	PIMCODB Index	521,153	0.000%	Monthly	02/15/2022	61,007	78	393	471	0
MYI	Receive	DWRTFT Index	2,019	0.411% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	25,323	0	(8)	0	(8)
UAG	Receive	DWRTFT Index	254	0.271% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,186	0	(1)	0	(1)
Receive	DWRTFT Index	297	0.351% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	3,725	0	(1)	0	(1)

$72	$2,232	$2,531	$(227)

Total Swap Agreements	$(891)	$(79)	$3,411	$(4,381)

(n)

Securities with an aggregate market value of $6,349 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$128,272	$0	$128,272
Industrials	0	1,156	0	1,156
Utilities	0	622	0	622
U.S. Government Agencies	0	162,447	0	162,447
U.S. Treasury Obligations	0	760,594	0	760,594
Non-Agency Mortgage-Backed Securities	0	32,912	2	32,914
Asset-Backed Securities	0	68,682	0	68,682
Sovereign Issues	0	291,119	0	291,119
Common Stocks
Consumer Discretionary	1,667	0	0	1,667
Energy	4,655	0	0	4,655
Health Care	3,528	0	0	3,528
Industrials	1,227	0	0	1,227
Information Technology	1,489	0	0	1,489
Materials	1,551	0	0	1,551
Utilities	1,166	0	0	1,166
Master Limited Partnerships
Energy	4,178	0	0	4,178
Preferred Securities
Banking & Finance	0	1,750	0	1,750
Real Estate Investment Trusts
Real Estate	96,130	0	0	96,130
Commodities	0	57,826	0	57,826
Short-Term Instruments
Repurchase Agreements	0	96,800	0	96,800
Argentina Treasury Bills	0	332	0	332
U.S. Treasury Bills	0	28,298	0	28,298
U.S. Treasury Cash Management Bills	0	18,509	0	18,509

$115,591	$1,649,319	$2	$1,764,912
Investments in Affiliates, at Value
Mutual Funds	101,296	0	0	101,296
Short-Term Instruments
Central Funds Used for Cash Management Purposes	91,816	0	0	91,816

$193,112	$0	$0	$193,112

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2021 (Unaudited)

Total Investments	$308,703	$1,649,319	$2	$1,958,024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,030	1,024	0	2,054
Over the counter	0	17,310	0	17,310

	$1,030	$18,334	$0	$19,364
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,261)	(1,414)	0	(2,675)
Over the counter	0	(10,186)	0	(10,186)

	$(1,261)	$(11,600)	$0	$(12,861)

Total Financial Derivative Instruments	$(231)	$6,734	$0	$6,503

Totals	$308,472	$1,656,053	$2	$1,964,527

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$4,830	$1,744
0.125% due 07/09/2041 þ		920	329
1.000% due 07/09/2029		126	48
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	789

Total Argentina (Cost $10,709)			2,910

AUSTRALIA 2.4%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.942% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	2,249	1,689

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
0.930% due 12/05/2059 •		$608	609
1.010% due 09/05/2057 •		7,360	7,383
RESIMAC Premier 1.130% due 02/07/2052 •		4,367	4,387

			12,379

SOVEREIGN ISSUES 2.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	270,600	199,482
1.000% due 11/21/2031		23,500	16,732
1.750% due 06/21/2051		39,200	25,998
2.500% due 05/21/2030		15,800	12,970
Northern Territory Treasury Corp. 2.000% due 04/21/2031		8,800	6,596
South Australia Government Financing Authority 1.750% due 05/24/2032		17,100	12,585
Treasury Corp. of Victoria 4.250% due 12/20/2032		23,500	21,895

			296,258

Total Australia (Cost $300,633)			310,326

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	800	1,018
8.875% due 10/15/2021 •(g)(h)		800	972

Total Austria (Cost $1,957)			1,990

CANADA 0.8%
CORPORATE BONDS & NOTES 0.4%
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		$34,800	34,889
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	12,003

			46,892

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	10,661	8,825
2.867% due 02/12/2055 ~		16,700	13,821
3.072% due 08/12/2053		2,171	1,803

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

3.650% due 08/12/2053		6,200	5,310

			29,759

SOVEREIGN ISSUES 0.2%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		10,921	11,577
Province of Ontario 2.500% due 04/27/2026		$4,000	4,281
Province of Quebec 3.000% due 09/01/2023	CAD	19,200	16,294

			32,152

Total Canada (Cost $105,111)			108,803

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 3.6%
Anchorage Capital CLO Ltd.
1.234% due 07/15/2030 •		$21,300	21,283
1.588% due 10/20/2031 •		30,350	30,395
Benefit Street Partners CLO Ltd. 1.030% due 01/17/2032 •		5,400	5,402
Brookside Mill CLO Ltd. 1.010% due 01/17/2028 •		3,230	3,228
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(b)		28,600	28,600
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		10,181	10,194
CIFC Funding Ltd. 1.036% due 10/25/2027 •		15,556	15,575
Dryden Senior Loan Fund 1.204% due 04/15/2029 •		15,000	15,020
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		20,950	20,956
GoldentTree Loan Management U.S. CLO Ltd. 1.528% due 01/20/2033 •		24,600	24,674
KKR CLO Ltd. 0.000% due 07/15/2030 •		11,850	11,850
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		11,050	11,050
MidOcean Credit CLO 1.205% due 02/20/2031 •		11,500	11,500
MKS CLO Ltd. 1.188% due 07/20/2030 •		7,300	7,300
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		332	332
1.298% due 04/15/2029 •		6,700	6,709
MP CLO Ltd. 0.891% due 10/18/2028 •		23,900	23,900
Ocean Trails CLO 0.984% due 07/15/2028 •		5,737	5,733
OZLM Ltd. 1.266% due 07/30/2027 •		11,645	11,648
Palmer Square Loan Funding Ltd. 1.888% due 07/20/2028 •		8,065	8,070
Romark CLO Ltd. 0.000% due 10/23/2030 •(b)		17,900	17,900
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		21,600	21,601
1.238% due 10/20/2028 •		20,347	20,373
Symphony CLO Ltd.
1.064% due 04/15/2028 •		3,978	3,985
1.136% due 07/14/2026 •		5,399	5,407
Telos CLO Ltd. 1.140% due 04/17/2028 •		5,565	5,572
TICP CLO Ltd. 1.028% due 04/20/2028 •		29,653	29,663
Tralee CLO Ltd. 1.298% due 10/20/2028 •		20,300	20,305
Venture CLO Ltd.
1.064% due 04/15/2027 •		3,813	3,807
1.088% due 10/20/2028 •		11,693	11,696
1.165% due 08/28/2029 •		21,800	21,803
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		10,300	10,301
Voya CLO Ltd. 0.978% due 07/20/2029 •		20,950	20,950

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

WhiteHorse Ltd. 1.120% due 04/17/2027 •		519	520

			467,302

CORPORATE BONDS & NOTES 0.5%
Ambac LSNI LLC 6.000% due 02/12/2023 •		757	757
KSA Sukuk Ltd. 2.894% due 04/20/2022		4,900	4,994
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	3,472
QNB Finance Ltd.
1.176% (US0003M + 1.000%) due 05/02/2022 ~		1,000	1,005
1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~		16,300	16,372
S.A. Global Sukuk Ltd.
0.946% due 06/17/2024		4,200	4,199
2.694% due 06/17/2031 (j)		7,900	8,008
Sands China Ltd.
4.600% due 08/08/2023		4,200	4,475
5.125% due 08/08/2025		4,100	4,591
5.400% due 08/08/2028		9,200	10,692
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,425

			59,990

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
BDS Ltd. 1.424% due 09/15/2035 •		10,581	10,632
GPMT Ltd. 1.333% due 07/16/2035 •		15,200	15,245
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		16,800	16,826

			42,703

Total Cayman Islands (Cost $566,923)			569,995

CHINA 14.3%
CORPORATE BONDS & NOTES 0.0%
New Metro Global Ltd. 7.500% due 12/16/2021		$2,300	2,346

SOVEREIGN ISSUES 14.3%
China Development Bank
2.890% due 06/22/2025	CNY	395,800	60,559
3.050% due 08/25/2026		811,100	124,022
3.180% due 04/05/2026		333,600	51,422
3.390% due 07/10/2027		195,300	30,272
3.430% due 01/14/2027		209,800	32,603
3.500% due 08/13/2026		404,900	63,288
3.680% due 02/26/2026		2,506,000	394,503
3.740% due 09/10/2025		7,300	1,151
4.040% due 04/10/2027		851,200	136,194
4.150% due 10/26/2025		54,900	8,804
4.240% due 08/24/2027		1,581,200	255,837
4.880% due 02/09/2028		530,900	89,159
China Government International Bond
2.700% due 11/03/2026		294,700	45,024
2.740% due 08/04/2026		654,000	100,369
2.850% due 01/28/2026		65,000	10,050
2.850% due 06/04/2027		309,600	47,432
2.950% due 06/16/2023		43,900	6,839
3.020% due 10/22/2025		870,900	135,335
3.220% due 12/06/2025		44,000	6,904
3.280% due 12/03/2027		1,407,400	220,938
3.290% due 10/18/2023		131,900	20,726
3.400% due 02/09/2027		26,000	4,117
3.820% due 11/02/2027		166,200	26,925

			1,872,473

Total China (Cost $1,756,531)			1,874,819

DENMARK 3.4%
CORPORATE BONDS & NOTES 3.4%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	990,079	151,272
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		519,051	79,063
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,379,277	210,301

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Total Denmark (Cost $425,361)			440,636

FRANCE 3.6%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A.
1.675% due 06/30/2027 •		$16,500	16,505
3.375% due 01/23/2026	GBP	200	302
4.625% due 02/25/2031 •(g)(h)		$2,400	2,505
6.750% due 03/14/2022 •(g)(h)		1,200	1,241
Danone S.A.
2.077% due 11/02/2021		2,000	2,009
2.589% due 11/02/2023		1,300	1,356
Dexia Credit Local S.A.
0.500% due 07/22/2023	GBP	7,100	9,861
3.250% due 09/26/2023		$6,800	7,221
Renault S.A. 1.125% due 10/04/2027	EUR	8,000	8,876
Societe Generale S.A.
1.488% due 12/14/2026 •		$49,200	48,788
7.375% due 09/13/2021 •(g)(h)		1,600	1,618
7.375% due 10/04/2023 •(g)(h)		1,500	1,640

			101,922

SOVEREIGN ISSUES 2.8%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	17,790
0.750% due 05/25/2052		89,850	101,866
2.000% due 05/25/2048 (j)		117,900	180,087
3.250% due 05/25/2045 (j)		38,900	71,893

			371,636

Total France (Cost $415,092)			473,558

GERMANY 2.7%
CORPORATE BONDS & NOTES 2.7%
Deutsche Bank AG
0.898% due 05/28/2024 (i)		$8,700	8,664
1.000% due 11/19/2025 •	EUR	900	1,090
1.625% due 01/20/2027		40,200	50,154
1.750% due 01/17/2028		13,900	17,462
1.750% due 11/19/2030 •		4,900	6,146
2.129% due 11/24/2026 •(i)		$10,600	10,763
2.222% due 09/18/2024 •		32,000	32,877
2.625% due 12/16/2024	GBP	13,800	19,950
2.625% due 02/12/2026	EUR	23,500	30,564
3.035% due 05/28/2032 •(i)		$9,900	10,088
3.547% due 09/18/2031 •		9,700	10,336
3.729% due 01/14/2032 •(i)		4,200	4,279
3.950% due 02/27/2023		6,600	6,933
3.961% due 11/26/2025 •		32,100	34,725
4.250% due 10/14/2021		60,000	60,653
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	9,000	10,855
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,400	1,713
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$2,900	3,048
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	11,742
Schaeffler AG 3.375% due 10/12/2028	EUR	5,000	6,549
Volkswagen Bank GmbH
0.625% due 09/08/2021		3,200	3,802
1.875% due 01/31/2024		5,900	7,340
2.500% due 07/31/2026		4,400	5,807
Volkswagen Leasing GmbH 0.000% due 07/06/2021 •		2,700	3,202
ZF Finance GmbH 2.000% due 05/06/2027		600	716

Total Germany (Cost $350,575)			359,458

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$11,400	11,680
State Bank of India 4.000% due 01/24/2022		2,180	2,217

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Total India (Cost $13,660)			13,897

INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 2.875% due 07/08/2021	EUR	6,200	7,361

Total Indonesia (Cost $6,865)			7,361

IRELAND 1.6%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	6,200	7,356
ALME Loan Funding DAC 0.750% due 01/15/2031 •		5,453	6,459
Armada Euro CLO DAC 0.720% due 07/15/2031 •		15,000	17,751
Aurium CLO DAC 0.670% due 04/16/2030 •		7,500	8,894
Blackrock European CLO DAC 0.620% due 10/15/2031 •		7,000	8,264
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		19,000	22,529
Castle Park CLO DAC 0.462% due 01/15/2028 •		767	910
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •		6,400	7,561
0.650% due 07/21/2030 •		7,700	9,135
0.650% due 10/15/2031 •		15,650	18,598
Harvest CLO DAC 0.640% due 10/15/2031 •		10,000	11,849
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •		8,150	9,684
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		5,100	6,057
0.690% due 12/15/2031 •		15,850	18,830
0.870% due 01/15/2030 •		8,795	10,426
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •		5,770	6,852
Toro European CLO DAC 0.900% due 10/15/2030 •		23,201	27,549

			198,704

CORPORATE BONDS & NOTES 0.1%
AIB Group PLC
2.875% due 05/30/2031 •		7,300	9,267
4.750% due 10/12/2023		$3,200	3,477

			12,744

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit 1.000% due 02/17/2030 •	EUR	2,697	3,213

Total Ireland (Cost $213,026)			214,661

ISRAEL 2.0%
SOVEREIGN ISSUES 2.0%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	500,900	153,642
2.000% due 03/31/2027		111,200	36,819
3.375% due 01/15/2050		$1,600	1,713
3.800% due 05/13/2060		24,100	27,504
3.875% due 07/03/2050		600	696
4.125% due 01/17/2048		6,600	7,958
5.500% due 01/31/2022	ILS	101,900	32,272

Total Israel (Cost $254,549)			260,604

ITALY 2.5%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	32,500	38,713
1.161% (EUR003M + 1.700%) due 10/25/2021 •		34,500	41,033
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		19,935	24,605
2.625% due 04/28/2025		8,000	9,651

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

3.625% due 09/24/2024		1,500	1,858
4.000% due 07/10/2022 (j)		600	727
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)		8,600	12,511
UniCredit SpA
2.200% due 07/22/2027 •		4,550	5,741
7.500% due 06/03/2026 •(g)(h)		4,600	6,482
7.830% due 12/04/2023		$22,190	25,724
9.250% due 06/03/2022 •(g)(h)	EUR	4,100	5,216

			172,261

SOVEREIGN ISSUES 1.2%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		11,900	13,713
1.750% due 07/01/2024		27,800	34,880
1.850% due 07/01/2025		46,300	59,025
2.150% due 03/01/2072		32,900	38,195
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	10,549

			156,362

Total Italy (Cost $313,242)			328,623

JAPAN 10.8%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		$17,325	17,385
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		3,400	3,458
Mizuho Financial Group, Inc.
0.777% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,619
1.005% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,753
1.125% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,966
3.922% due 09/11/2024 •		9,600	10,289
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		7,600	7,930
3.522% due 09/17/2025		12,600	13,464
4.345% due 09/17/2027		11,900	13,091
4.810% due 09/17/2030		11,800	13,334
NTT Finance Corp. 1.900% due 07/21/2021		2,400	2,402
ORIX Corp. 3.250% due 12/04/2024		2,500	2,696
Panasonic Corp. 2.536% due 07/19/2022		5,300	5,406
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		2,200	2,214
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	5,200

			144,207

SOVEREIGN ISSUES 9.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		$4,900	5,067
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	42,676
2.625% due 04/20/2022		1,800	1,834
3.000% due 03/12/2024		4,700	4,994
3.375% due 09/27/2023		12,600	13,383
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	10,190,294	94,111
0.100% due 03/20/2029		11,016,000	100,271
0.100% due 03/20/2030		8,570,000	77,813
0.500% due 09/20/2046		10,110,000	89,302
0.500% due 03/20/2049		10,946,000	94,945
0.700% due 12/20/2048		16,500,000	150,956
1.400% due 09/20/2034		13,120,000	136,703
1.700% due 09/20/2032		37,870,000	401,181
Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	44,742
2.500% due 06/08/2022		6,300	6,417

			1,264,395

Total Japan (Cost $1,367,176)			1,408,602

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	281

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Total Jersey, Channel Islands (Cost $249)			281

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond 3.500% due 03/20/2027		$62,300	69,595

Total Kuwait (Cost $62,523)			69,595

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown S.A. 1.625% due 01/31/2028	EUR	2,200	2,755
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	8,392
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,626
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (e)		9,700	11,564

Total Luxembourg (Cost $23,083)			24,337

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	4,625
3.500% due 04/21/2030		4,300	4,717
4.550% due 04/21/2050		3,300	4,080
4.800% due 04/21/2060		4,200	5,582

			19,004

SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	46,900	11,658
3.906% due 07/15/2026		48,900	12,452
Malaysia Government Investment Issue
3.422% due 09/30/2027		26,200	6,469
4.130% due 07/09/2029		11,100	2,842
4.369% due 10/31/2028		45,600	11,897

			45,318

Total Malaysia (Cost $59,836)			64,322

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	6,942

Total Mexico (Cost $5,655)			6,942

NETHERLANDS 0.8%
ASSET-BACKED SECURITIES 0.4%
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	2,858	3,386
BNPP AM Euro CLO 0.650% due 10/15/2031 •		1,900	2,243
Cairn CLO BV
0.600% due 04/30/2031 •		12,000	14,194
0.670% due 01/31/2030 •		4,050	4,805
Jubilee CLO BV
0.610% due 04/15/2030 •		11,000	13,040
0.650% due 04/15/2031 •		8,700	10,290
Tikehau CLO BV 0.880% due 12/07/2029 •		8,480	10,064

			58,022

CORPORATE BONDS & NOTES 0.3%
Airbus SE 2.375% due 06/09/2040		300	414
Enel Finance International NV 2.650% due 09/10/2024		$26,100	27,453
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,800	1,995

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		7,400	7,432

			37,294

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		2,626,225	4,200

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	8,878

Total Netherlands (Cost $105,115)			108,394

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	9,687

Total New Zealand (Cost $10,127)			9,687

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	4,204
3.230% due 07/28/2121		3,300	2,908
5.350% due 08/12/2040	PEN	32,500	7,495
5.400% due 08/12/2034		18,300	4,506
5.940% due 02/12/2029		96,130	27,355
6.350% due 08/12/2028		286,000	83,206
6.950% due 08/12/2031		600	175
8.200% due 08/12/2026		45,200	14,769

Total Peru (Cost $162,569)			144,618

QATAR 1.8%
CORPORATE BONDS & NOTES 0.3%
Qatar Petroleum
1.375% due 09/12/2026 (b)		$8,500	8,492
2.250% due 07/12/2031 (b)		10,200	10,092
3.125% due 07/12/2041 (b)		7,500	7,472
3.300% due 07/12/2051 (b)		9,300	9,300

			35,356

SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.375% due 03/14/2024		7,100	7,625
3.750% due 04/16/2030		9,500	10,769
3.875% due 04/23/2023		94,900	100,861
4.000% due 03/14/2029		35,300	40,698
4.400% due 04/16/2050		600	732
4.500% due 04/23/2028		33,600	39,717

			200,402

Total Qatar (Cost $218,755)			235,758

ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,900	11,731
2.000% due 04/14/2033		1,700	2,004
2.625% due 12/02/2040		7,700	9,078
2.750% due 04/14/2041		4,445	5,250

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Total Romania (Cost $28,065)			28,063

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	1,627,600	23,179

Total Russia (Cost $25,311)			23,179

SAUDI ARABIA 1.4%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.250% due 11/24/2023		$2,100	2,123
1.625% due 11/24/2025		1,400	1,415
2.750% due 04/16/2022		9,900	10,086

			13,624

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		91,400	91,996
2.875% due 03/04/2023		3,400	3,532
2.900% due 10/22/2025		5,500	5,895
3.250% due 10/26/2026		13,000	14,189
4.000% due 04/17/2025		48,300	53,413

			169,025

Total Saudi Arabia (Cost $176,242)			182,649

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,935
3.500% due 09/18/2027		4,100	4,374
DBS Bank Ltd. 3.300% due 11/27/2021		7,600	7,691
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		4,200	4,407

Total Singapore (Cost $17,620)			18,407

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	22,277

Total Slovenia (Cost $20,224)			22,277

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$10,800	11,484

Total South Africa (Cost $10,800)			11,484

SOUTH KOREA 2.0%
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	22,773
2.375% due 12/10/2027		25,830,000	23,567
2.375% due 12/10/2028		115,240,000	105,287
2.625% due 06/10/2028		80,130,000	74,260
5.500% due 03/10/2028		25,830,000	28,064
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	3,938

Total South Korea (Cost $255,992)			257,889

SPAIN 2.9%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 (g)(h) •	EUR	3,200	4,107
6.000% due 03/29/2024 (g)(h) •		600	780

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Banco de Sabadell S.A.
0.875% due 07/22/2025		1,700	2,057
1.125% due 03/11/2027 •		1,900	2,317
1.750% due 05/10/2024		700	862
Banco Santander S.A. 1.849% due 03/25/2026		$8,200	8,292
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	5,200	6,381

			24,796

		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A.
4.125% due 11/12/2027 •(g)(h)		9,200,000	11,201
5.250% due 09/29/2023 •(g)(h)		400,000	503
6.250% due 09/11/2021 •(g)(h)		4,100,000	4,915
6.750% due 04/25/2022 •(g)(h)		1,200,000	1,487

			18,106

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035		3,500	5,519
4.900% due 09/15/2021		17,700	21,208
Spain Government International Bond
0.250% due 07/30/2024		44,050	53,332
0.500% due 10/31/2031		25,346	30,116
0.850% due 07/30/2037		38,100	44,524
1.000% due 10/31/2050		6,100	6,543
1.250% due 10/31/2030		32,400	41,613
1.400% due 07/30/2028 (j)		80,000	103,851
1.450% due 10/31/2071		26,890	28,137
5.250% due 04/06/2029	GBP	900	1,580

			336,423

Total Spain (Cost $358,897)			379,325

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
African Development Bank 5.250% due 03/23/2022	AUD	200	156
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,275
0.500% due 12/21/2023		500	374
European Investment Bank
0.500% due 06/21/2023		13,600	10,212
0.500% due 08/10/2023		20,700	15,508
European Union
0.000% due 07/04/2031 (e)	EUR	31,000	36,692
0.250% due 04/22/2036		11,800	13,731
0.700% due 07/06/2051 (b)		8,500	10,208
0.750% due 01/04/2047		500	610

Total Supranational (Cost $91,555)			88,766

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$14,614	16,178
Credit Suisse Group AG
1.319% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,274
2.997% due 12/14/2023 •		800	826
3.800% due 06/09/2023		16,800	17,811
3.869% due 01/12/2029 •		7,680	8,465
4.194% due 04/01/2031 •		17,800	20,022
4.282% due 01/09/2028		900	1,002
5.250% due 02/11/2027 •(g)(h)		3,900	4,134
6.250% due 12/18/2024 •(g)(h)		1,600	1,756
6.375% due 08/21/2026 •(g)(h)		4,000	4,462
7.125% due 07/29/2022 •(g)(h)		800	835
7.250% due 09/12/2025 •(g)(h)		1,400	1,584
7.500% due 07/17/2023 •(g)(h)		2,900	3,161
7.500% due 07/17/2023 •(g)(h)		2,100	2,289

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

7.500% due 12/11/2023 •(g)(h)		1,000	1,112
UBS AG
5.125% due 05/15/2024 (h)		14,100	15,575
7.625% due 08/17/2022 (h)		8,347	8,982
UBS Group AG
4.375% due 02/10/2031 •(g)(h)		4,400	4,506
5.125% due 07/29/2026 (g)(h)		700	763
7.125% due 08/10/2021 (g)(h)		3,300	3,321

Total Switzerland (Cost $127,324)			133,058

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$4,800	5,227
3.875% due 04/16/2050		16,300	18,822

Total United Arab Emirates (Cost $21,868)			24,049

UNITED KINGDOM 11.9%
CORPORATE BONDS & NOTES 5.9%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	19,991
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$44,347	48,385
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,298
1.586% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,443
3.375% due 04/02/2025 •	EUR	7,800	10,079
3.684% due 01/10/2023		$1,500	1,526
4.338% due 05/16/2024 •		800	853
4.375% due 01/12/2026		550	616
4.610% due 02/15/2023 •		21,700	22,258
4.836% due 05/09/2028		15,800	17,774
5.088% due 06/20/2030 •		12,800	14,939
6.125% due 12/15/2025 •(g)(h)		19,200	21,300
6.375% due 12/15/2025 •(g)(h)	GBP	1,600	2,482
7.125% due 06/15/2025 •(g)(h)		5,100	8,078
7.250% due 03/15/2023 •(g)(h)		1,100	1,645
7.750% due 09/15/2023 •(g)(h)		$2,000	2,202
7.875% due 03/15/2022 •(g)(h)		13,685	14,291
7.875% due 09/15/2022 •(g)(h)	GBP	800	1,189
8.000% due 06/15/2024 •(g)(h)		$4,700	5,349
BG Energy Capital PLC 4.000% due 10/15/2021		1,000	1,010
British Telecommunications PLC 9.625% due 12/15/2030		7,950	12,325
Frontier Finance PLC 8.000% due 03/23/2022	GBP	4,838	6,855
HSBC Holdings PLC
1.139% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	8,885	6,721
1.499% (US0003M + 1.380%) due 09/12/2026 ~		$9,500	9,808
1.750% due 07/24/2027 •	GBP	12,700	17,776
3.803% due 03/11/2025 •		$1,700	1,829
3.973% due 05/22/2030 •		5,000	5,601
4.000% due 03/09/2026 •(g)(h)		2,700	2,751
4.292% due 09/12/2026 •		11,000	12,250
4.583% due 06/19/2029 •		7,400	8,558
4.700% due 03/09/2031 •(g)(h)		5,900	6,136
4.750% due 07/04/2029 •(g)(h)	EUR	8,800	11,830
4.950% due 03/31/2030		$3,200	3,866
5.250% due 09/16/2022 •(g)(h)	EUR	200	249
5.875% due 09/28/2026 •(g)(h)	GBP	6,300	9,793
6.000% due 05/22/2027 •(g)(h)		$2,100	2,336
6.750% due 09/11/2028	GBP	3,600	6,519
Imperial Brands Finance PLC 3.750% due 07/21/2022		$1,400	1,437
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	5,400
Lloyds Bank PLC 4.875% due 03/30/2027		10,900	18,539
Lloyds Banking Group PLC
2.250% due 10/16/2024		100	144
3.000% due 01/11/2022		$9,447	9,585
3.500% due 04/01/2026 •	EUR	15,400	20,557
4.582% due 12/10/2025		$9,700	10,905
4.650% due 03/24/2026		23,700	26,855
5.125% due 12/27/2024 •(g)(h)	GBP	1,900	2,793
7.500% due 09/27/2025 •(g)(h)		$3,948	4,629
7.625% due 06/27/2023 •(g)(h)	GBP	2,900	4,400
7.875% due 06/27/2029 •(g)(h)		3,500	6,189
Marks & Spencer PLC 3.750% due 05/19/2026		2,321	3,344

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	17,544
4.000% due 09/14/2026		7,275	8,032
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	15,950	19,309
1.626% (US0003M + 1.470%) due 05/15/2023 ~		$2,400	2,426
1.697% (US0003M + 1.550%) due 06/25/2024 ~		21,300	21,791
2.000% due 03/08/2023 •	EUR	800	963
2.000% due 03/04/2025 •		5,100	6,361
2.875% due 09/19/2026 •	GBP	1,100	1,619
3.498% due 05/15/2023 •		$4,500	4,618
3.754% due 11/01/2029 •		3,700	3,936
3.875% due 09/12/2023		1,900	2,030
4.500% due 03/31/2028 •(g)(h)	GBP	3,300	4,696
4.519% due 06/25/2024 •		$16,700	17,937
4.800% due 04/05/2026		1,000	1,145
4.892% due 05/18/2029 •		300	352
5.076% due 01/27/2030 •		5,732	6,804
6.000% due 12/29/2025 •(g)(h)		15,400	17,203
8.000% due 08/10/2025 •(g)(h)		3,400	4,032
8.625% due 08/15/2021 •(g)(h)		4,600	4,644
NatWest Markets PLC 0.625% due 03/02/2022	EUR	5,000	5,972
Reckitt Benckiser Treasury Services PLC
0.694% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,739
2.375% due 06/24/2022		200	204
Rolls-Royce PLC 3.625% due 10/14/2025		1,500	1,522
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		1,100	1,104
2.875% due 08/05/2021		200	200
3.373% due 01/05/2024 •		5,000	5,205
3.571% due 01/10/2023		4,200	4,268
4.750% due 09/15/2025		5,750	6,460
4.796% due 11/15/2024 •		900	984
7.375% due 06/24/2022 •(g)(h)	GBP	1,600	2,340
Santander UK PLC
0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		36,600	51,395
5.000% due 11/07/2023		$2,404	2,623
Standard Chartered PLC
0.991% due 01/12/2025 •		14,000	13,971
1.328% (US0003M + 1.200%) due 09/10/2022 ~		38,000	38,071
1.456% due 01/14/2027 •		14,500	14,385
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	9,829	17,842

			778,415

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Avon Finance PLC 0.949% due 09/20/2048 •		21,804	30,263
Business Mortgage Finance PLC 1.086% due 02/15/2041 •		2,514	3,464
Durham Mortgages B PLC 0.688% due 03/31/2054 •		2,292	3,169
EuroMASTR PLC 0.281% due 06/15/2040 •		116	155
Eurosail PLC
0.000% due 12/10/2044 •	EUR	824	975
0.000% due 12/15/2044 •		7,714	8,966
0.000% due 03/13/2045 •		94	111
0.244% due 03/13/2045 •	GBP	16	21
0.784% due 09/13/2045 •		1,237	1,682
1.034% due 06/13/2045 •		561	778
Finsbury Square PLC
0.849% due 03/16/2070 •		12,364	17,169
1.059% due 12/16/2069 •		5,950	8,287
1.349% due 06/16/2070 •		9,125	12,759
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	11	13
0.000% due 03/18/2039 •		787	928
0.220% due 06/18/2039 •	GBP	19	26
0.230% due 06/18/2038 •		417	570
0.255% due 06/18/2039 •		$727	717
Hawksmoor Mortgage Funding PLC 1.099% due 05/25/2053 •	GBP	9,118	12,678
Hawksmoor Mortgages 1.099% due 05/25/2053•		32,583	45,301
Landmark Mortgage Securities PLC 0.302% due 06/17/2038 •		10	14
Ludgate Funding PLC 0.000% due 01/01/2061 •	EUR	156	180
Mansard Mortgages PLC 0.731% due 12/15/2049 •	GBP	5,697	7,857
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	3,288	3,647

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

0.052% due 12/15/2050 •		6,214	7,335
0.254% due 12/01/2050 •	GBP	55	75
0.281% due 12/15/2050 •		2,854	3,712
0.702% due 12/15/2050 •	EUR	1,290	1,513
0.952% due 12/15/2050 •		2,116	2,452
1.081% due 12/15/2050 •	GBP	2,839	3,886
1.331% due 12/15/2050 •		1,600	2,190
Residential Mortgage Securities PLC 1.281% due 09/20/2065 •		10,304	14,281
Resloc UK PLC
0.241% due 12/15/2043 •		532	716
0.301% due 12/15/2043 •		916	1,211
Ripon Mortgages PLC 0.881% due 08/20/2056 •		46,357	64,266
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	97	112
0.234% due 06/12/2044 •	GBP	1,651	2,212
0.254% due 06/12/2044 •		4,631	6,217
0.269% due 06/12/2044 •		$230	219
Silverstone Master Issuer PLC
0.756% due 01/21/2070 •		3,302	3,307
0.799% due 01/21/2070 •	GBP	12,936	18,063
Stratton Mortgage Funding PLC
0.948% due 07/20/2060		50,421	70,025
1.249% due 05/25/2051 •		7,328	10,192
Towd Point Mortgage Funding
0.949% due 07/20/2045 •		43,738	60,710
1.249% due 02/20/2054 •		4,228	5,887
Towd Point Mortgage Funding PLC
0.049% due 05/20/2045 •		15,901	22,089
0.881% (BP0003M + 0.800%) due 02/20/2045 ~		7,571	10,496
1.111% due 10/20/2051 •		20,939	29,120
Tower Bridge Funding PLC 1.281% due 12/20/2061 •		1,779	2,467
Trinity Square PLC 0.000% due 07/15/2059 •		23,300	32,287
Uropa Securities PLC
0.284% due 06/10/2059 •		2,761	3,735
0.434% due 06/10/2059 •		712	956
0.634% due 06/10/2059 •		557	749
0.834% due 06/10/2059 •		593	801
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	2,015
0.999% due 12/21/2049 •		45,512	63,153
1.699% due 12/21/2049 •		6,230	8,670
2.199% due 12/21/2049 •		3,115	4,339
2.699% due 12/21/2049 •		1,780	2,477
3.199% due 12/21/2049 •		1,780	2,467

			624,132

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250%~		19,280	5,014

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
0.625% due 10/22/2050		19,000	22,336
1.750% due 01/22/2049		28,000	43,384
4.250% due 12/07/2040		40,600	86,266

			151,986

Total United Kingdom (Cost $1,465,573)			1,559,547

UNITED STATES 32.0%
ASSET-BACKED SECURITIES 5.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$20,358	20,475
Accredited Mortgage Loan Trust 4.330% due 06/25/2033 þ		90	90
ACE Securities Corp. Home Equity Loan Trust
0.162% due 11/25/2036 •		4,346	2,276
0.677% due 02/25/2036 •		15,158	14,578

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.032% due 06/25/2029 •	197	193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.912% due 02/25/2034 •	280	273
Asset-Backed Funding Certificates Trust 0.222% due 01/25/2037 •	4,966	3,929
Asset-Backed Securities Corp. Home Equity Loan Trust
1.187% due 02/25/2035 •	6,892	6,950
1.423% due 04/15/2033 •	702	709
Bear Stearns Asset-Backed Securities Trust
0.312% due 03/25/2037 •	6,873	6,760
0.752% due 10/25/2032 •	7	7
0.892% due 10/27/2032 •	29	29
1.092% due 10/25/2037 •	14	15
Citigroup Mortgage Loan Trust
0.152% due 07/25/2045 •	255	219
0.242% due 12/25/2036 •	7,306	3,831
0.252% due 12/25/2036 •	2,911	1,965
0.272% due 01/25/2037 •	5,623	4,816
0.392% due 08/25/2036 •	16,899	16,362
0.612% due 03/25/2036 •	6,409	6,209
4.416% due 10/25/2037 þ	1,324	1,378
Citigroup Mortgage Loan Trust, Inc.
0.352% due 03/25/2037 •	2,203	2,088
0.352% due 06/25/2037 •	3,726	3,645
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •	3,209	3,109
0.232% due 06/25/2035 •	7,834	7,401
0.232% due 08/25/2037 ^•	4,724	4,464
0.292% due 06/25/2047 ^•	6,407	6,000
0.352% due 12/25/2036 ^•	1,181	1,142
0.412% due 05/25/2036 •	2,446	2,501
0.432% due 12/25/2036 ^•	283	226
0.572% due 03/25/2036 •	1,251	1,214
0.672% due 07/25/2036 •	3,050	3,054
1.067% due 01/25/2036 •	23,234	23,411
4.661% due 08/25/2035 ^~	756	733
Countrywide Asset-Backed Certificates Trust
1.097% due 10/25/2035 •	12,200	12,219
1.667% due 12/25/2034 •	10,071	10,085
4.740% due 10/25/2035 ~	4	4
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •	29	29
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •	4	2
First Franklin Mortgage Loan Trust 0.992% due 03/25/2034 •	7,702	7,691
Fremont Home Loan Trust
0.242% due 10/25/2036 •	7,269	4,009
0.632% due 02/25/2036 •	7,522	7,000
GSAA Home Equity Trust
0.452% due 03/25/2036 •	7,277	3,451
5.995% due 03/25/2046 ^~	1,001	580
GSAMP Trust
0.222% due 12/25/2046 •	9,432	6,216
0.362% due 03/25/2047 •	1,913	1,814
Home Equity Asset Trust 0.692% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
0.262% due 04/25/2037 •	4,554	3,777
0.332% due 04/25/2037 •	9,340	7,163
HSI Asset Securitization Corp. Trust
0.352% due 04/25/2037 •	7,555	4,965
0.707% due 01/25/2036 •	4,500	4,426
JP Morgan Mortgage Acquisition Trust
0.202% due 08/25/2036 •	52	42
0.362% due 07/25/2036 •	3,355	2,928
LMREC LLC 1.160% due 04/22/2037 •	9,100	9,118
Long Beach Mortgage Loan Trust
0.612% due 08/25/2045 •	3,294	3,279
0.652% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
0.192% due 08/25/2036 •	7,110	3,292
0.242% due 10/25/2036 •	12,530	5,573
0.312% due 10/25/2036 •	3,728	1,683
0.392% due 03/25/2036 •	793	630
0.827% due 10/25/2035 •	10,803	10,682
Merrill Lynch Mortgage Investors Trust
0.212% due 02/25/2037 •	48	21
0.252% due 09/25/2037 •	37	21
0.812% due 05/25/2036 •	422	419
MESA Trust 0.892% due 12/25/2031 •	44	44
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 10/25/2036 •	845	804

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

0.232% due 05/25/2037 •		3,644	3,107
0.242% due 11/25/2036 •		10,740	7,899
0.292% due 05/25/2037 •		37,192	26,711
0.572% due 06/25/2036 •		4,393	2,950
Morgan Stanley Home Equity Loan Trust
0.262% due 04/25/2037 •		11,833	7,840
0.322% due 04/25/2037 •		8,712	5,813
0.442% due 04/25/2037 •		1,254	848
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,467	556
Morgan Stanley Structured Trust 0.392% due 06/25/2037 •		8,800	8,257
New Century Home Equity Loan Trust 1.217% due 10/25/2033 •		7,287	7,286
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.527% due 03/25/2036 •		5,826	5,769
Nomura Resecuritization Trust 0.264% due 12/26/2037 ~		12,180	11,146
NovaStar Mortgage Funding Trust 0.222% due 03/25/2037 •		19,404	14,821
Option One Mortgage Loan Trust
0.232% due 02/25/2037 •		14,862	9,335
0.312% due 05/25/2037 •		2,363	1,755
0.872% due 02/25/2035 •		5,695	5,678
RAAC Trust 0.592% due 02/25/2037 •		6,102	5,876
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,481	7,004
5.675% due 06/25/2037 ^þ		16,477	6,364
5.731% due 11/25/2036 þ		26,608	14,386
Residential Asset Mortgage Products Trust
0.532% due 12/25/2035 •		2,199	2,065
0.652% due 06/25/2032 •		41	39
0.692% due 03/25/2036 •		1,926	1,902
Residential Asset Securities Corp. Trust 0.932% due 09/25/2034 •		691	683
Saxon Asset Securities Trust 1.842% due 12/25/2037 •		5,130	5,062
Securitized Asset-Backed Receivables LLC Trust
0.222% due 05/25/2037 ^•		254	218
0.262% due 08/25/2036 ^•		1,307	577
Soundview Home Loan Trust
0.152% due 11/25/2036 •		37	15
0.497% due 12/25/2036 •		8,457	8,299
0.592% due 11/25/2036 •		10,717	10,378
Structured Asset Investment Loan Trust 1.042% due 07/25/2033 •		5,332	5,221
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 03/25/2036 •		1,688	1,634
0.312% due 12/25/2036 •		19,167	17,389
0.322% due 05/25/2047 •		5,882	5,768
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		10,550	10,640
1.636% due 04/25/2060 ~		25,484	25,746
2.710% due 01/25/2060 ~		23,550	24,238
2.900% due 10/25/2059 ~		85,558	88,681
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	25,743
WaMu Asset-Backed Certificates WaMu Trust 0.382% due 05/25/2037 •		5,381	4,931
Wells Fargo Home Equity Asset-Backed Securities Trust 0.437% due 01/25/2037 •		21,575	20,889

			675,552

CORPORATE BONDS & NOTES 4.8%
7-Eleven, Inc.
0.612% (US0003M + 0.450%) due 08/10/2022 ~		2,600	2,601
0.800% due 02/10/2024		1,100	1,098
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	862
American Tower Corp. 3.000% due 06/15/2023		$900	943
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,556
AT&T, Inc.
3.100% due 02/01/2043		5,400	5,302
3.150% due 09/04/2036	EUR	300	433
3.500% due 06/01/2041		$2,000	2,081
Bayer U.S. Finance LLC
1.129% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,423
2.750% due 07/15/2021		400	400
3.875% due 12/15/2023		2,700	2,893
4.250% due 12/15/2025		10,300	11,487
4.375% due 12/15/2028		8,700	9,977

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Boeing Co.
1.167% due 02/04/2023		600	603
1.433% due 02/04/2024		10,600	10,629
1.950% due 02/01/2024		13,100	13,422
2.300% due 08/01/2021		9,800	9,814
2.750% due 02/01/2026		10,300	10,766
3.250% due 02/01/2028		20,800	22,074
Boston Scientific Corp. 3.450% due 03/01/2024		3,800	4,059
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,445
Broadcom, Inc.
2.450% due 02/15/2031		6,400	6,294
2.600% due 02/15/2033		2,900	2,839
3.459% due 09/15/2026		3,648	3,975
Campbell Soup Co. 3.650% due 03/15/2023		1,972	2,076
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		3,100	3,260
Charles Schwab Corp. 0.750% due 03/18/2024		4,800	4,829
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,216
3.750% due 02/15/2028		19,100	21,081
4.464% due 07/23/2022		12,050	12,477
5.125% due 07/01/2049		5,200	6,204
CVS Health Corp.
2.750% due 12/01/2022		1,000	1,028
3.700% due 03/09/2023		830	874
CyrusOne LP 1.450% due 01/22/2027	EUR	4,300	5,203
Duke Energy Corp. 0.775% (US0003M + 0.650%) due 03/11/2022 ~		$17,600	17,667
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	1,877
Enable Midstream Partners LP 3.900% due 05/15/2024		900	957
Equitable Holdings, Inc. 3.900% due 04/20/2023		650	688
Fidelity National Information Services, Inc. 1.700% due 06/30/2022	GBP	3,700	5,178
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	300	356
0.000% due 12/07/2022 •		2,600	3,069
0.157% due 12/01/2024 •		5,250	6,068
0.189% due 11/15/2023 •		500	586
1.068% (US0003M + 0.880%) due 10/12/2021 ~		$2,600	2,597
1.416% (US0003M + 1.270%) due 03/28/2022 ~		1,400	1,397
1.514% due 02/17/2023	EUR	200	241
2.330% due 11/25/2025		1,600	1,965
2.748% due 06/14/2024	GBP	1,400	1,967
2.900% due 02/16/2028		$900	897
3.021% due 03/06/2024	EUR	2,500	3,113
3.087% due 01/09/2023		$6,700	6,842
3.096% due 05/04/2023		5,700	5,821
3.339% due 03/28/2022		2,000	2,035
3.375% due 11/13/2025		21,100	21,906
3.664% due 09/08/2024		2,900	3,048
3.810% due 01/09/2024		1,000	1,048
4.000% due 11/13/2030		9,200	9,649
4.063% due 11/01/2024		1,200	1,278
4.140% due 02/15/2023		8,900	9,234
4.375% due 08/06/2023		1,400	1,480
4.535% due 03/06/2025	GBP	7,200	10,695
5.584% due 03/18/2024		$7,500	8,223
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,605
Goldman Sachs Group, Inc. 2.000% due 07/27/2023	EUR	8,200	10,150
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		$9,400	10,199
Hewlett Packard Enterprise Co.
0.914% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,901
3.500% due 10/05/2021		2,600	2,615
JPMorgan Chase & Co. 2.776% due 04/25/2023 •		11,100	11,315
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,922
Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,401
2.450% due 04/15/2028		1,100	1,122
2.950% due 04/15/2031		3,600	3,734
Morgan Stanley 0.735% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	35,400	28,597
MPLX LP 3.500% due 12/01/2022		$600	624

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	9,700	13,686
2.550% due 12/05/2023		11,100	15,783
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$1,100	1,118
3.650% due 09/21/2021		1,200	1,208
3.875% due 09/21/2023		1,900	2,012
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,740
Oracle Corp.
1.650% due 03/25/2026 (i)		20,600	20,892
2.300% due 03/25/2028 (i)		7,000	7,186
2.875% due 03/25/2031 (i)		4,000	4,164
3.650% due 03/25/2041 (i)		13,500	14,337
3.950% due 03/25/2051 (i)		5,200	5,683
Organon & Co. 4.125% due 04/30/2028		3,700	3,778
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	194
2.950% due 03/01/2026		700	717
3.150% due 01/01/2026		1,400	1,445
3.500% due 08/01/2050		500	446
3.950% due 12/01/2047		900	839
4.000% due 12/01/2046		800	750
4.250% due 03/15/2046		500	478
4.300% due 03/15/2045		600	578
4.500% due 07/01/2040		300	301
4.550% due 07/01/2030		500	535
4.600% due 06/15/2043		1,100	1,095
4.750% due 02/15/2044		1,207	1,224
4.950% due 07/01/2050		100	103
PECO Energy Co. 1.700% due 09/15/2021		1,100	1,102
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		1,100	1,114
3.450% due 07/01/2024		5,000	5,365
RELX Capital, Inc. 3.500% due 03/16/2023		600	629
Ryder System, Inc. 2.875% due 06/01/2022		10,000	10,213
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		1,400	1,436
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,200	2,265
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		4,300	4,312
0.700% due 04/03/2023		6,200	6,204
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		6,500	6,527
3.500% due 10/01/2023		12,200	12,900
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		7,000	7,053
Sprint Corp. 7.250% due 09/15/2021		100	102
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		4,031	4,336
Verizon Communications, Inc. 2.987% due 10/30/2056		1,074	1,011
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		3,200	3,455
Walt Disney Co.
3.500% due 05/13/2040		2,800	3,127
3.600% due 01/13/2051		4,200	4,773
Wells Fargo Bank N.A. 2.082% due 09/09/2022 •		7,900	7,927
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		18,556	18,854

			623,288

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Boeing Co. TBD% - 1.369% (LIBOR03M + 1.250%) due 02/07/2022 ~		2,257	2,257
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,601	7,511
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,121	13,034
Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	284
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		5,600	5,612
Pacific Gas & Electric Co. 2.327% (LIBOR03M + 2.250%) due 01/03/2022 ~		6,649	6,591

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	11,300	11,461

		46,750

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	166
California State General Obligation Bonds, Series 2017 0.866% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,514
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	165	168
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,360	1,583

		14,431

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust 2.712% due 09/25/2035 ^~	79	75
American Home Mortgage Assets Trust 0.472% due 05/25/2046 ^•	197	177
Banc of America Funding Trust
2.372% due 03/20/2036 ~	61	59
2.707% due 02/20/2036 ~	765	768
2.888% due 11/20/2034 ~	230	231
3.173% due 10/20/2046 ^~	44	38
3.348% due 01/20/2047 ^~	89	86
5.500% due 01/25/2036	149	141
6.000% due 03/25/2037 ^	179	164
Banc of America Mortgage Trust
2.474% due 06/25/2035 ~	94	89
3.035% due 09/25/2035 ^~	21	21
3.517% due 04/25/2035 ~	99	93
BCAP LLC Trust
0.868% due 01/26/2047 •	285	269
5.250% due 02/26/2036 ~	484	307
5.250% due 04/26/2037	1,006	753
Bear Stearns Adjustable Rate Mortgage Trust
2.518% due 10/25/2033 ~	37	38
2.665% due 05/25/2034 ~	101	95
2.721% due 05/25/2034 ~	65	65
2.849% due 07/25/2034 ~	35	37
2.849% due 01/25/2035 ~	171	179
2.893% due 02/25/2034 ~	8	8
3.048% due 11/25/2034 ~	2	2
Bear Stearns ALT-A Trust
2.667% due 01/25/2036 ^~	147	147
2.715% due 08/25/2036 ^~	163	122
3.008% due 09/25/2035 ^~	2,047	1,603
3.088% due 08/25/2036 ^~	802	689
3.133% due 11/25/2035 ^~	51	45
3.344% due 11/25/2036 ^~	289	202
3.389% due 08/25/2036 ^~	1,039	686
Bear Stearns Structured Products, Inc. Trust 2.986% due 12/26/2046 ^~	34	30
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	145	148
3.059% due 07/25/2037 ~	543	509
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 05/25/2036 •	553	526
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	55	55
Citigroup Mortgage Loan Trust
2.107% due 03/25/2037 ^~	360	319
2.470% due 05/25/2035 •	18	18
2.791% due 07/25/2046 ^~	495	490
2.996% due 08/25/2035 ~	13	13
3.234% due 09/25/2037 ^~	463	458
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.351% due 09/25/2035 ^~	1,151	1,104
Commercial Mortgage Trust
0.702% due 03/10/2046 ~(a)	13,000	125
1.455% due 01/10/2046 ~(a)	4,201	59
Countrywide Alternative Loan Trust
0.232% due 04/25/2047 •	734	668
0.262% due 01/25/2037 ^•	1	2
0.283% due 09/20/2046 •	2,553	2,323
0.302% due 07/25/2046 ^•	36	33
0.442% due 05/25/2037 ^•	370	125
0.472% due 09/25/2046 ^•	433	420
0.492% due 09/25/2035 ^•	144	99
0.513% due 03/20/2046 •	56	47
0.513% due 05/20/2046 ^•	474	410
0.513% due 07/20/2046 ^•	389	309
0.542% due 09/25/2035 ^•	1,085	722

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

0.652% due 02/25/2037 •	210	185
1.366% due 11/25/2047 ^•	2,013	1,841
1.496% due 11/25/2047 ^•	4,678	4,305
1.516% due 08/25/2035 •	210	204
1.616% due 11/25/2035 •	193	180
2.156% due 11/25/2035 •	187	178
3.051% due 02/25/2037 ^~	88	88
5.000% due 11/25/2035	3,759	2,833
5.250% due 06/25/2035 ^	101	97
6.250% due 08/25/2037 ^	363	278
6.500% due 08/25/2032	8	8
Countrywide Home Loan Mortgage Pass-Through Trust
0.632% due 03/25/2035 •	385	375
0.672% due 04/25/2035 •	10	10
0.732% due 03/25/2035 •	334	301
0.752% due 02/25/2035 •	8	8
2.207% due 02/20/2036 ^•	320	309
2.800% due 11/25/2034 ~	331	335
2.846% due 02/25/2047 ^~	164	158
2.880% due 04/20/2036 ~	3,859	3,689
2.949% due 03/25/2037 ^~	151	141
2.958% due 08/25/2034 ^~	25	25
2.992% due 08/25/2034 ^~	14	14
3.014% due 09/20/2036 ^~	104	101
3.114% due 05/20/2036 ~	264	261
6.000% due 08/25/2037	1,195	886
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,737	1,492
DBUBS Mortgage Trust 1.200% due 11/10/2046 ~(a)	5,196	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.232% due 07/25/2047 •	359	341
0.282% due 08/25/2047 •	8,037	7,627
0.842% due 10/25/2047 •	3,659	3,441
Downey Savings & Loan Association Mortgage Loan Trust 0.733% due 07/19/2045 ^•	6	1
Extended Stay America Trust 1.155% due 07/15/2038 •(b)	25,700	25,836
First Horizon Mortgage Pass-Through Trust
2.830% due 10/25/2035 ~	43	46
2.861% due 08/25/2035 ~	60	47
GreenPoint Mortgage Funding Trust
0.272% due 01/25/2037 •	380	367
0.512% due 04/25/2036 •	349	342
0.632% due 11/25/2045 •	80	73
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~	8	8
GS Mortgage Securities Corp. 1.629% due 02/10/2046 ~(a)	10,343	197
GS Mortgage Securities Trust 2.081% due 11/10/2045 ~(a)	17,377	303
GSR Mortgage Loan Trust
0.322% due 05/25/2037 •	3,384	2,321
1.840% due 03/25/2033 •	65	66
2.635% due 04/25/2035 ~	14	14
2.678% due 01/25/2035 ~	118	117
2.848% due 11/25/2035 ~	190	190
2.869% due 05/25/2035 ~	81	80
2.924% due 09/25/2035 ~	137	140
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •	614	600
0.573% due 03/19/2036 ^•	86	85
2.659% due 07/19/2035 ^~	82	70
HomeBanc Mortgage Trust
2.432% due 04/25/2037 ^~	706	677
2.744% due 04/25/2037 ^~	2	2
Impac CMB Trust
0.812% due 10/25/2034 •	336	330
0.872% due 10/25/2034 •	146	148
1.092% due 07/25/2033 •	13	13
IndyMac Mortgage Loan Trust
0.272% due 07/25/2047 •	1,927	1,537
0.282% due 09/25/2046 •	2,175	2,041
0.332% due 06/25/2037 •	392	392
0.342% due 02/25/2037 •	683	544
0.392% due 06/25/2037 ^•	324	172
0.692% due 11/25/2035 ^•	152	108
2.868% due 03/25/2036 ~	4,461	4,243
2.880% due 12/25/2034 ~	45	47
2.924% due 11/25/2035 ^~	77	75
2.979% due 09/25/2035 ^~	4,832	4,625
2.994% due 08/25/2036 ~	359	341
JP Morgan Alternative Loan Trust
0.572% due 10/25/2036 •	10,653	10,585

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

2.849% due 12/25/2035 ^~	4,570	3,888
5.500% due 11/25/2036 ^~	6	4
JP Morgan Chase Commercial Mortgage Securities Trust
1.083% due 12/15/2047 ~(a)	47,950	561
4.070% due 11/15/2043	67	67
JP Morgan Mortgage Trust
1.923% due 11/25/2033 ~	38	40
2.662% due 02/25/2036 ^~	259	215
2.663% due 07/25/2035 ~	72	73
2.708% due 09/25/2035 ~	47	45
2.858% due 10/25/2035 ~	7	7
JPMBB Commercial Mortgage Securities Trust 0.834% due 04/15/2047 ~(a)	24,533	397
Luminent Mortgage Trust 0.262% due 12/25/2036 •	1,393	1,307
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	23,770
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •	964	889
0.692% due 05/25/2047 ^•	697	1,280
MASTR Alternative Loan Trust
0.492% due 03/25/2036 ^•	374	21
6.000% due 03/25/2036 ^	1,107	1,109
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.553% due 06/15/2030 •	12	12
2.610% due 10/20/2029 •	9	9
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •	333	330
0.592% due 11/25/2035 •	501	499
1.882% due 02/25/2033 ~	44	43
2.974% due 06/25/2035 ~	106	108
MFA Trust
1.381% due 04/25/2065 ~	29,815	29,971
1.947% due 04/25/2065 ~	12,322	12,390
Morgan Stanley Bank of America Merrill Lynch Trust
1.156% due 05/15/2046 ~(a)	44,417	617
1.459% due 02/15/2046 ~(a)	41,164	651
1.539% due 08/15/2045 ~(a)	27,721	247
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	27,826	29,037
2.750% due 11/25/2059 ~	25,194	26,089
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.652% due 12/25/2035 •	799	797
Residential Accredit Loans, Inc. Trust
0.242% due 02/25/2047 •	1,341	687
0.452% due 07/25/2036 ^•	13,047	6,980
0.492% due 12/25/2046 ^•	657	615
0.512% due 04/25/2046 •	42	17
0.632% due 05/25/2046 ^•	214	189
1.023% due 10/25/2037 ~	4,038	3,894
6.000% due 06/25/2036	501	481
6.250% due 02/25/2037	9,126	8,940
Residential Asset Securitization Trust
0.492% due 01/25/2046 ^•	100	34
5.750% due 02/25/2036	4,611	4,374
6.250% due 10/25/2036 ^	155	151
6.500% due 08/25/2036 ^	579	287
Residential Funding Mortgage Securities, Inc. Trust
3.148% due 09/25/2035 ^~	167	127
6.500% due 03/25/2032	21	22
Sequoia Mortgage Trust
2.647% due 04/20/2035 ~	40	42
3.035% due 09/20/2046 ^~	1,558	1,121
Structured Adjustable Rate Mortgage Loan Trust
2.386% due 04/25/2034 ~	57	58
2.537% due 02/25/2034 ~	58	59
2.925% due 08/25/2035 ~	281	271
2.964% due 05/25/2036 ^~	70	64
3.123% due 09/25/2034 ~	2	2
3.156% due 09/25/2036 ^~	523	462
3.231% due 02/25/2036 ^~	104	93
Structured Asset Mortgage Investments Trust
0.312% due 09/25/2047 •	2,219	2,021
0.472% due 06/25/2036 •	36	37
0.512% due 05/25/2036 •	372	326
0.532% due 05/25/2036 •	1,965	1,924
0.612% due 05/25/2046 ^•	5	2
0.673% due 07/19/2034 •	4	4
0.692% due 08/25/2036 ^•	1,315	1,207
0.712% due 12/25/2035 ^•	4	4
1.616% due 08/25/2047 ^•	1,050	1,029
Structured Asset Securities Corp. 0.372% due 01/25/2036 •	993	930
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •	7,562	6,812

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Thornburg Mortgage Securities Trust
1.342% due 06/25/2037 ^•	473	434
1.444% due 06/25/2037 •	1,803	1,683
1.494% due 06/25/2037 •	6,524	6,496
1.494% due 06/25/2047 ^•	1,107	992
1.494% due 06/25/2047 •	8	8
1.544% due 03/25/2037 ^•	472	444
1.904% due 10/25/2043 ~	29	29
UBS-Barclays Commercial Mortgage Trust 1.742% due 12/10/2045 ~(a)	47,695	660
UBS-Citigroup Commercial Mortgage Trust 2.317% due 01/10/2045 ~(a)	4,034	0
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 11/25/2045 •	2,193	2,140
0.712% due 01/25/2045 •	156	156
0.832% due 11/25/2034 •	398	385
0.938% due 12/25/2046 •	85	84
1.096% due 06/25/2046 •	496	501
1.116% due 02/25/2046 •	1,162	1,171
1.593% due 02/27/2034 •	110	113
1.843% due 10/25/2046 •	697	681
2.571% due 06/25/2033 ~	21	22
2.724% due 12/25/2035 ~	180	184
2.846% due 04/25/2035 ~	173	175
2.909% due 10/25/2035 ~	182	184
2.941% due 02/25/2037 ^~	3,569	3,382
3.082% due 09/25/2036 ~	1,748	1,686
3.185% due 08/25/2046 ^~	890	879
Washington Mutual Mortgage Pass-Through Certificates Trust
0.472% due 07/25/2046 •	3,139	2,609
0.592% due 07/25/2046 ^•	2	5
0.886% due 04/25/2047 •	6,811	6,053
0.956% due 05/25/2047 ^•	24	2
1.056% due 07/25/2046 ^•	341	238
Wells Fargo-RBS Commercial Mortgage Trust
0.427% due 03/15/2048 ~(a)	40,000	209
1.257% due 03/15/2048 ~(a)	52,270	748
1.281% due 03/15/2045 ~(a)	37,843	529

		313,321

	SHARES
PREFERRED SECURITIES 1.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	3,952,199	104,592
AT&T, Inc. 2.875% due 03/02/2025 •(g)	14,700,000	17,784
Bank of America Corp. 5.875% due 03/15/2028 •(g)	12,150,000	13,922
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	14,900,000	15,570
5.375% due 06/01/2025 •(g)	4,900,000	5,428
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	10,000,000	10,863
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(g)	6,100,000	6,224
4.950% due 02/10/2025 •(g)	1,100,000	1,178
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	6,300,000	6,526

		182,087

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.212% due 03/25/2034 •	12	12
0.492% due 06/25/2036 •	307	311
0.592% due 10/25/2040 •	135	138
1.328% due 06/01/2043 •	25	26
1.800% due 12/01/2034 •	66	69
2.185% due 08/01/2036 •	13	13
2.200% due 01/01/2023 •	8	8
2.250% due 06/01/2035 •	79	79
2.326% due 08/01/2023 •	4	4
2.335% due 04/01/2032 •	6	6
2.576% due 01/25/2022 ~(a)	1,535	13
2.581% due 11/01/2034 •	390	416
2.633% due 12/01/2030 •	6	6
3.000% due 03/01/2060	17,078	18,503

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

3.500% due 01/01/2059		32,615	35,482
6.000% due 04/25/2043 - 07/25/2044		612	705
Freddie Mac
0.460% due 01/15/2038 •		4,459	4,469
0.553% due 10/15/2040 •		1,386	1,402
0.673% due 12/15/2037 •		155	158
0.904% due 09/25/2022 ~(a)		21,037	170
1.069% due 11/25/2022 ~(a)		29,960	334
1.316% due 10/25/2044 •		982	1,009
1.328% due 02/25/2045 •		72	72
1.650% due 10/25/2021 ~(a)		13,240	1
1.992% due 01/15/2038 ~(a)		4,459	287
2.235% due 06/01/2022 •		6	6
2.364% due 09/01/2035 •		23	25
6.000% due 12/01/2033		355	395
6.500% due 11/15/2023		3	3
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~		13	13
2.125% due 11/20/2030 •		2	2
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		41	42
2.250% due 08/20/2027 •		10	10
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~		20	21
2.875% due 04/20/2027 - 05/20/2030 •		93	95
3.000% due 07/20/2046 - 05/20/2047		1,024	1,048
6.000% due 08/20/2034		3,918	4,426
Small Business Administration 5.110% due 04/01/2025		7	8
Uniform Mortgage-Backed Security
2.500% due 04/01/2045 - 02/01/2051		175,415	182,072
3.000% due 10/01/2049 - 06/01/2051		46,842	50,027
3.500% due 04/01/2027 - 07/01/2050		71,314	75,563
4.000% due 06/01/2038 - 06/01/2050		23,659	25,259
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2036		4,200	4,484
4.000% due 08/01/2051		1,076,376	1,147,181
4.500% due 07/01/2051		121,200	130,404

			1,684,777

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)		72,600	65,244
1.625% due 11/15/2050 (j)		17,500	15,723
1.875% due 02/15/2041 (n)		26,400	25,851
5.250% due 02/15/2029		900	1,161
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028		75,657	84,870
2.375% due 01/15/2027 (l)		5,560	6,814
2.500% due 01/15/2029 (l)(n)		31,274	40,309
3.875% due 04/15/2029 (l)		12,180	17,139
U.S. Treasury Notes
0.125% due 12/15/2023 (l)(n)		10,700	10,646
0.625% due 05/15/2030 (j)		76,650	71,659
1.625% due 08/15/2029 (j)		73,300	74,984
2.000% due 08/15/2025 (l)(n)		17,000	17,894
2.000% due 11/15/2026 (l)(n)		9,600	10,134
2.250% due 11/15/2025 (l)(n)		5,600	5,959
2.875% due 04/30/2025 (l)(n)		179,700	194,939

			643,326

Total United States (Cost $4,074,789)			4,183,532

SHORT-TERM INSTRUMENTS 1.4%
ARGENTINA TREASURY BILLS 0.0%
(2.911)% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	448,823	2,651

ISRAEL TREASURY BILLS 1.4%
(0.018)% due 11/30/2021 - 06/08/2022 (d)(e)	ILS	580,400	178,022

U.S. TREASURY BILLS 0.0%
0.021% due 07/06/2021 - 08/10/2021 (d)(e)(j)(n)		$5,471	5,471

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.011% due 09/07/2021 (d)(e)(j)(n)		3,782	3,782

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $189,619)		189,926

Total Investments in Securities (Cost $13,613,202)		14,142,328

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short Asset Portfolio	63,283,270	634,225
PIMCO Short-Term Floating NAV Portfolio III	9,566,192	94,332

Total Short-Term Instruments (Cost $725,918)		728,557

Total Investments in Affiliates (Cost $725,918)		728,557

Total Investments 113.6% (Cost $14,339,119)		$14,870,885
Financial Derivative Instruments (k)(m) 0.9%(Cost or Premiums, net $(76,234))		119,125
Other Assets and Liabilities, net (14.5)%		(1,901,919)

Net Assets 100.0%		$13,088,091

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$105,685	$104,592	0.80%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	8,700	8,664	0.07
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	10,600	10,763	0.08
Deutsche Bank AG	3.035	05/28/2032	06/01/2021 - 06/21/2021	9,910	10,088	0.08
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	4,220	4,279	0.03
Morgan Stanley	0.735	02/03/2023	01/30/2020	26,834	28,597	0.22
Oracle Corp.	1.650	03/25/2026	03/22/2021	20,591	20,892	0.16
Oracle Corp.	2.300	03/25/2028	03/22/2021	6,983	7,186	0.05
Oracle Corp.	2.875	03/25/2031	03/22/2021	3,994	4,164	0.03
Oracle Corp.	3.650	03/25/2041	03/22/2021	13,410	14,337	0.11
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,191	5,683	0.04

$216,118	$219,245	1.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(1.150)%	06/14/2021	TBD(2)	EUR	(637)	$(755)
(0.580)	05/20/2021	08/19/2021	(150,819)	(178,710)
(0.500)	06/30/2021	TBD(2)	$(5,050)	(5,050)
BRC	(0.570)	05/20/2021	08/19/2021	EUR	(87,520)	(103,706)
GRE	0.040	06/02/2021	07/14/2021	$(53,023)	(53,025)
0.040	06/08/2021	07/08/2021	(15,115)	(15,116)
IND	0.040	06/10/2021	07/09/2021	(51,397)	(51,398)

Total Reverse Repurchase Agreements	$(407,760)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

NOM	0.000%	06/17/2021	07/15/2021	$(52,340)	$(52,340)

Total Sale-Buyback Transactions	$(52,340)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	54,720	$(51,733)	$(53,141)

United States (8.6)%

U.S. Government Agencies (8.6)%
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2051	$477,400	(479,528)	(481,130)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	261,000	(269,462)	(269,462)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2051	143,600	(149,761)	(149,599)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2051	166,800	(176,135)	(175,586)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2051	48,600	(51,212)	(51,190)

Total United States	(1,126,098)	(1,126,967)

Total Short Sales (9.0)%	$(1,177,831)	$(1,180,108)

(j)	Securities with an aggregate market value of $467,005 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(787,135) at a weighted average interest rate of (0.267%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $157 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	248	$61,876	$(10)	$3	$0
Australia Government 10-Year Bond September Futures	09/2021	446	47,225	(80)	208	0
Euro-BTP Italy Government Bond September Futures	09/2021	4,563	819,216	6,773	4,004	0
Euro-Buxl 30-Year Bond September Futures	09/2021	235	56,633	1,000	429	(139)
Japan Government 10-Year Bond September Futures	09/2021	581	793,302	1,265	209	0
U.S. Treasury 5-Year Note September Futures	09/2021	2,626	324,126	(604)	164	0
U.S. Treasury 10-Year Note September Futures	09/2021	4,896	648,720	4,427	1,148	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	2,504	368,597	6,897	1,213	0
United Kingdom Long Gilt September Futures	09/2021	591	104,726	747	114	0

$20,415	$7,492	$(139)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	751	$(65,607)	$231	$0	$(37)
Canada Government 10-Year Bond September Futures	09/2021	137	(16,083)	(205)	0	(33)
Euro-Bund 10-Year Bond September Futures	09/2021	3,574	(731,499)	(4,731)	805	(2,288)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	1,082	(204,045)	(819)	77	(603)
Euro-Schatz September Futures	09/2021	1,081	(143,741)	13	0	(13)
U.S. Treasury 30-Year Bond September Futures	09/2021	109	(17,522)	(554)	0	(72)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	7	(1,349)	(66)	0	(8)

$(6,131)	$882	$(3,054)

Total Futures Contracts	$14,284	$8,374	$(3,193)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	1.019%	EUR	3,300	$(17)	$13	$(4)	$0	$(6)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	4,800	12	(138)	(126)	0	(3)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.925	2,500	(14)	(78)	(92)	0	(3)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.202	$6,400	113	(61)	52	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.469	EUR	4,900	(145)	318	173	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.138	10,675	(510)	621	111	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.502	5,700	(188)	326	138	1	0

$(749)	$1,001	$252	$2	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$97,100	$(9,255)	$(822)	$(10,077)	$0	$(52)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	15,000	(367)	(16)	(383)	0	(2)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	369,600	(2,278)	(2,618)	(4,896)	19	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	210,800	(1,104)	(1,132)	(2,236)	16	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	328,400	(2,488)	(5,327)	(7,815)	99	0

$(15,492)	$(9,915)	$(25,407)	$134	$(54)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$51,400	$1,209	$115	$1,324	$8	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$3,162,300	$(23)	$(1,122)	$(1,145)	$0	$(123)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(193)	(193)	0	(13)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	(20)	(20)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	(36)	(36)	1	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	(180)	(152)	3	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	(48)	(48)	0	(6)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	91,200	0	8	8	4	0
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	302,200	43	(22)	21	0	(22)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	(61)	(61)	0	(22)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	229,600	0	(34)	(34)	0	(21)

$48	$(1,708)	$(1,660)	$8	$(207)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	09/15/2023	GBP	150,600	$261	$(183)	$78	$77	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026	107,700	(309)	346	37	144	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	116,300	(183)	556	373	251	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	2,500	(68)	(1)	(69)	0	(2)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(92)	329	0	(41)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	379,000	(2)	948	946	19	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		257,800	0	631	631	13	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		389,000	0	972	972	19	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		649,000	0	1,583	1,583	32	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		328,100	0	802	802	16	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		380,000	0	928	928	19	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		85,200	0	210	210	4	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		89,000	0	213	213	4	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		143,800	0	344	344	7	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		5,210,700	(56)	(6,379)	(6,435)	0	(265)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		105,600	0	(182)	(182)	0	(5)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		2,281,600	(13)	(3,866)	(3,879)	0	(115)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		786,900	(1,181)	1,874	693	40	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,472,400	(186)	(1,874)	(2,060)	0	(75)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	51,800	0	340	340	0	(1)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		36,700	0	242	242	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		31,000	136	112	248	0	(1)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	115	115	7	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	91	91	5	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	1,004	460	18	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		42,300	(520)	(203)	(723)	13	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	899	5,242	153	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	76	89	109	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		223,400	2,519	(164)	2,355	395	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(1,937)	(4,428)	474	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		44,100	(2,215)	291	(1,924)	54	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		70,400	1,698	4,611	6,309	450	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/16/2051		4,100	(604)	55	(549)	26	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	8,000	0	(54)	(54)	6	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(155)	157	2	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(42)	593	27	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$235,200	855	(2,487)	(1,632)	0	(13)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		123,400	(1,718)	234	(1,484)	0	(12)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		177,100	(410)	(2,129)	(2,539)	0	(16)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		758,400	(7,921)	1,872	(6,049)	0	(49)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		322,400	308	76	384	0	(16)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	(3,757)	(3,757)	0	(29)
Receive(6)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	(2,616)	(2,616)	0	(45)
Receive(6)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	(2,674)	(2,674)	0	(49)
Receive(6)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	(2,086)	(2,086)	0	(13)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	01/15/2026		115,200	223	2,723	2,946	0	(60)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		44,400	657	368	1,025	0	(20)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		127,610	(2,936)	95	(2,841)	80	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(12,092)	(15,024)	338	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		42,300	(2,316)	262	(2,054)	50	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		448,200	(5,575)	21,918	16,343	0	(1,109)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		1,174,600	14,606	76,877	91,483	0	(2,944)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		32,400	0	780	780	0	(86)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		39,000	0	789	789	0	(103)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		400,005	(17,983)	(5,954)	(23,937)	1,019	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		333,280	28,250	(6,335)	21,915	0	(887)
Pay(6)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		14,810	0	665	665	43	0
Receive(6)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		55,300	0	(1,098)	(1,098)	0	(162)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		70,500	1,631	4,152	5,783	0	(430)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		22,900	(671)	3,214	2,543	0	(127)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,700	(531)	1,270	739	0	(31)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		48,700	239	5,725	5,964	0	(335)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051		92,100	2,248	19,478	21,726	0	(423)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		40,600	(468)	(2,543)	(3,011)	235	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		19,400	(144)	(583)	(727)	0	(129)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		122,100	(26,603)	10,575	(16,028)	659	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		12,800	2,687	(1,100)	1,587	0	(87)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		18,300	(130)	(527)	(657)	0	(121)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		19,300	(146)	(702)	(848)	0	(129)
Receive(6)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		18,850	0	45	45	0	(137)
Receive(6)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		13,250	0	(590)	(590)	0	(99)
Receive(6)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		13,900	0	(754)	(754)	0	(104)
Receive(6)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		14,200	0	(712)	(712)	0	(96)
Receive(6)	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		3,000	0	107	107	0	(18)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		29,055	(1,202)	(281)	(1,483)	0	(214)
Receive(6)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		16,000	0	(1,160)	(1,160)	0	(119)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Receive(6)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		9,900	0	425	425	0	(69)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	513	570	0	(18)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	652	836	0	(24)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	79,900	(1,709)	2,919	1,210	0	(165)
Pay	6-Month CHF-LIBOR	(0.500)	Annual	09/16/2025	CHF	369,000	359	(1,904)	(1,545)	38	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		39,600	(169)	1,204	1,035	21	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	101	101	0	(3)
Pay(6)	6-Month EUR-EURIBOR	(0.500)	Annual	09/15/2023	EUR	109,400	(115)	(47)	(162)	19	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	21	14	0	0
Pay(6)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026		1,248,500	729	(2,277)	(1,548)	900	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		1,082,400	(17,386)	1,522	(15,864)	2,015	0
Receive(6)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		26,250	0	(67)	(67)	0	(51)
Receive(6)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		33,100	0	(144)	(144)	0	(65)
Pay(6)	6-Month EUR-EURIBOR	(0.060)	Annual	11/17/2032		39,500	0	(1,577)	(1,577)	75	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		6,500	(580)	428	(152)	0	(17)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		6,000	279	71	350	0	(15)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	939	939	0	(21)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		102,200	(2,224)	1,371	(853)	0	(540)
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		13,400	0	2,032	2,032	0	(55)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(48)	(190)	11	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031	JPY	30,010,000	(3,438)	1,283	(2,155)	0	(44)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		12,100,000	217	(2,152)	(1,935)	76	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		18,400,000	(507)	1,063	556	0	(310)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	1,121,200	35	(730)	(695)	0	(84)
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		586,300	19	1,754	1,773	209	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/13/2025	MXN	1,363,000	111	(4,040)	(3,929)	146	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	16,210	123	802	925	0	(55)
Receive	UKRPI	3.445	Maturity	11/15/2030		13,970	0	679	679	0	(48)
Receive	UKRPI	3.510	Maturity	11/15/2030		7,230	0	268	268	0	(25)
Pay	UKRPI	3.740	Maturity	03/15/2031		24,600	13	(9)	4	115	0
Pay	UKRPI	3.700	Maturity	04/15/2031		44,100	400	(926)	(526)	217	0
Pay	UKRPI	3.217	Maturity	11/15/2040		27,610	(477)	(3,987)	(4,464)	206	0
Pay	UKRPI	3.272	Maturity	11/15/2040		9,900	(2)	(1,365)	(1,367)	74	0
Pay	UKRPI	3.273	Maturity	11/15/2040		13,970	0	(1,925)	(1,925)	104	0
Pay	UKRPI	3.340	Maturity	11/15/2040		12,230	0	(1,326)	(1,326)	92	0
Receive	UKRPI	3.000	Maturity	11/15/2050		11,400	421	3,321	3,742	0	(183)
Receive	UKRPI	3.051	Maturity	11/15/2050		9,900	0	2,861	2,861	0	(159)
Receive	UKRPI	3.143	Maturity	11/15/2050		5,000	0	1,080	1,080	0	(81)

							$(41,825)	$105,941	$64,116	$9,126	$(10,750)

Total Swap Agreements							$(56,809)	$95,434	$38,625	$9,278	$(11,024)

(l)

Securities with an aggregate market value of $198,525 and cash of $12,618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	DKK	1,221,682		$194,411	$0	$(396)
	07/2021	MXN	21,047		1,065	11	0
	07/2021	NOK	553,830		64,599	276	0
	07/2021		$41,651	AUD	55,311	0	(170)
	07/2021		6,102	CAD	7,515	0	(39)
	07/2021		8,212	EUR	6,784	0	(168)
	08/2021	AUD	53,624		$40,384	163	0
	08/2021	CZK	4,069		196	6	0
	08/2021		$64,608	NOK	553,830	0	(275)
	08/2021		2,100	RUB	157,902	43	0
	09/2021	CNY	182,623		$28,393	307	0
	09/2021		$198	MYR	821	0	(1)
	09/2021		292	PLN	1,109	0	(1)
	09/2021		4,159	RUB	303,409	0	(60)
	11/2021	RON	1,155		$283	6	0
BPS	07/2021	AUD	213,757		166,118	5,811	0
	07/2021	DKK	150,624		23,911	0	(107)
	07/2021	EUR	1,274,562		1,559,239	47,927	0
	07/2021	JPY	844,991		7,726	120	0
	07/2021		$4,085	CAD	4,942	0	(98)
	07/2021		4,783	EUR	4,022	0	(14)
	07/2021		6,333	GBP	4,486	0	(128)
	07/2021		344	MXN	6,828	0	(2)
	07/2021		22,737	NZD	32,497	0	(21)
	07/2021		278	RUB	20,698	5	0
	08/2021	NZD	32,497		$22,735	21	0
	09/2021	CNH	376,652		57,974	30	0
	09/2021	MYR	193,674		46,556	25	0
	09/2021		$352	THB	10,996	0	(9)
	10/2021		1,648	DKK	10,285	0	(5)
	11/2021	ILS	52,059		$15,890	0	(107)
	11/2021	MXN	43,858		2,173	9	0
BRC	07/2021	SEK	5,205		628	20	0
	07/2021		$1,567	GBP	1,112	0	(29)
	08/2021	JPY	583,169		$5,323	72	0
	08/2021	SEK	5,205		609	0	0
	09/2021	CNY	70,641		10,981	117	0
	09/2021		$191	PLN	728	0	0
CBK	07/2021	CHF	5,188		$5,786	179	0
	07/2021	DKK	807,961		128,135	0	(701)
	07/2021	MXN	16,828		814	0	(29)
	07/2021	PEN	33,341		9,064	403	(10)
	07/2021		$25,302	CAD	31,117	0	(200)
	07/2021		5,635	CHF	5,188	0	(28)
	07/2021		14,359	DKK	90,310	42	0
	07/2021		66,305	NOK	553,830	0	(1,982)
	07/2021		1,528	RUB	118,040	81	0
	08/2021	CAD	31,117		$25,302	200	0
	08/2021	CHF	5,188		5,640	28	0
	08/2021	HUF	94,010		313	0	(4)
	08/2021	PEN	28,455		7,822	410	0
	08/2021		$1,915	RUB	143,952	38	0
	09/2021	CNH	5,910,047		$919,969	10,776	0
	09/2021		$1,877	CNH	12,192	0	(1)
	09/2021	ZAR	1,163		$85	4	0
	10/2021	PEN	138,099		37,499	1,522	0
	11/2021	ILS	612,345		187,404	300	(1,118)
	11/2021	PEN	84,636		22,131	89	0
	11/2021		$24,933	MXN	508,723	133	0
	01/2022	ILS	114,337		$35,188	86	(72)
	02/2022		127,138		39,359	234	0
	02/2022	PEN	7,650		1,992	2	0
	03/2022	ILS	140,235		42,534	0	(645)
	04/2022		18,698		5,761	0	(1)
	05/2022	PEN	121,496		31,800	246	0
	06/2022	ILS	118,808		36,653	17	(12)
GLM	07/2021	BRL	11,590		2,317	0	(13)
	07/2021		$1,262	AUD	1,634	0	(36)
	07/2021		2,301	BRL	11,590	29	0
	07/2021		41,028	CAD	49,623	0	(996)
	07/2021		8,931	EUR	7,368	0	(194)
	07/2021		444	MXN	8,814	0	(2)
	07/2021		3,066	RUB	236,614	159	0
	08/2021	BRL	11,590		$2,294	0	(28)
	08/2021		$2,698	RUB	201,636	41	(2)
	09/2021	CNY	383,240		$59,675	735	0
	09/2021	HKD	7,437		959	1	0
	09/2021	PEN	73,994		20,117	835	0
	09/2021		$307	PLN	1,166	0	(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

09/2021	5,277	RUB	386,773	0	(52)
09/2021	311	TWD	8,519	0	(4)
09/2021	ZAR	706	$51	2	0
11/2021	PEN	61,840	16,498	394	0
01/2022	ILS	16,680	5,108	0	(25)
02/2022	CAD	15,692	13,001	342	0
HUS	07/2021	14,010	11,314	12	0
07/2021	GBP	3,765	5,341	133	0
07/2021	JPY	83,654,144	766,859	13,862	0
07/2021	$2,777	GBP	1,989	0	(25)
08/2021	4,314	RUB	324,842	94	0
09/2021	CNH	40,208	$6,257	71	0
09/2021	CNY	818,434	127,204	1,333	0
09/2021	KRW	180,475,419	161,994	2,328	0
09/2021	$1,374	CNH	8,824	0	(17)
09/2021	347	PLN	1,329	2	0
09/2021	2,181	RUB	159,751	0	(23)
11/2021	ILS	53,377	$16,455	53	0
01/2022	40,950	12,684	83	0
JPM	07/2021	DKK	750,140	118,982	0	(633)
07/2021	NZD	32,497	23,716	1,000	0
07/2021	$138,045	DKK	858,456	0	(1,158)
08/2021	CZK	12,968	$622	19	0
10/2021	DKK	760,441	122,276	806	0
MYI	07/2021	BRL	11,590	2,165	0	(165)
07/2021	JPY	43,626,409	400,762	8,068	0
07/2021	$30,024	AUD	39,693	0	(256)
07/2021	2,317	BRL	11,590	13	0
07/2021	144,779	DKK	901,495	0	(1,029)
07/2021	4,509	GBP	3,227	0	(46)
07/2021	3,416	JPY	374,200	0	(48)
07/2021	1,516	RUB	116,163	67	0
08/2021	AUD	39,693	$30,029	256	0
09/2021	CNH	2,754,993	429,048	5,224	0
10/2021	DKK	901,495	145,031	1,029	0
11/2021	$7,792	MXN	157,939	0	(10)
RBC	08/2021	EUR	1,255,082	$1,489,378	181	0
RYL	07/2021	$10,443	GBP	7,409	0	(194)
SCX	07/2021	2,278	CAD	2,819	0	(4)
08/2021	CZK	2,039	$98	3	0
09/2021	CNH	1,671,953	259,644	2,433	0
09/2021	$36,575	IDR	526,782,937	0	(726)
12/2021	801	SGD	1,060	0	(13)
SOG	07/2021	172,304	DKK	1,072,925	0	(1,218)
07/2021	1,736	RUB	134,830	102	0
08/2021	2,394	180,523	56	0
10/2021	DKK	1,072,925	$172,602	1,217	0
SSB	07/2021	AUD	1,226	948	28	0
07/2021	$886,735	GBP	641,641	881	(33)
08/2021	GBP	640,689	$885,456	0	(894)
TOR	07/2021	CAD	96,016	79,472	2,015	0
07/2021	$574,755	JPY	63,580,541	0	(2,447)
08/2021	JPY	63,580,541	$574,909	2,451	0
UAG	07/2021	AUD	74,066	57,412	1,866	0
07/2021	GBP	656,099	929,606	22,024	0
07/2021	$145,953	AUD	192,411	0	(1,655)
07/2021	1,589	EUR	1,306	0	(40)
07/2021	579,682	JPY	64,170,803	0	(2,061)
07/2021	4,981	RUB	381,961	224	0
08/2021	AUD	192,411	$145,973	1,651	0
08/2021	JPY	64,170,803	579,835	2,062	0
08/2021	$2,381	EUR	2,000	0	(8)
09/2021	2,152	RUB	157,827	0	(19)

Total Forward Foreign Currency Contracts	$143,944	$(20,508)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	07/15/2021	$54,000	$810	$77
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	08/06/2021	52,900	767	159
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	70,100	1,472	162
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	165,400	2,090	1,112
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	150,600	1,844	1,013

$6,983	$2,523

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	$21,400	$1,620	$3,188
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	10,100	57	1

$1,677	$3,189

Total Purchased Options	$8,660	$5,712

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	$6,700	$(30)	$(19)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	19,000	(18)	(4)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	18,600	(19)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	5,600	(35)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	28,200	(33)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	17,100	(23)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	27,600	(34)	(26)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	20,400	(15)	(15)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	20,400	(25)	(7)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	33,200	(18)	(21)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	33,200	(44)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	27,700	(31)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	31,900	(34)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	111,800	(155)	(31)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	55,700	(64)	(13)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	17,200	(19)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	27,500	(30)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	32,200	(44)	(13)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	18,700	(18)	(13)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	122,500	(131)	(74)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	4,400	(20)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	16,600	(18)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	18,200	(17)	(4)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	26,100	(21)	(19)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	26,100	(31)	(9)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	66,300	(68)	(17)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	35,500	(40)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	34,000	(37)	(6)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	36,800	(48)	(14)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	32,600	(36)	(31)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	5,500	(32)	(12)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	6,200	(37)	(26)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	16,200	(13)	(11)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	16,400	(17)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	37,900	(36)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	19,300	(19)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	48,900	(52)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	8,500	(9)	(9)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	22,700	(22)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	24,800	(32)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	20,800	(21)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	21,500	(21)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	15,700	(16)	(16)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	41,100	(44)	(27)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	35,000	(37)	(20)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	27,300	(36)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	32,800	(34)	(2)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	7,700	(10)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	23,000	(28)	(15)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	28,800	(35)	(17)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	5,600	(13)	(1)

$(1,720)	$(578)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	$67,278	$(664)	$(846)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	$352,000	$(1,747)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	07/15/2021	54,000	(362)	(149)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	07/15/2021	54,000	(448)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.448	08/06/2021	52,900	(352)	(377)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	08/06/2021	52,900	(405)	(46)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(3,077)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	105,300	(136)	(17)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	105,300	(137)	(287)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	154,900	(707)	(16)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	91,100	(655)	(30)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	340,200	(3,022)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	150,300	(200)	(24)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	150,300	(200)	(410)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	18,800	(87)	(139)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	18,800	(87)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	62,700	(1,668)	(803)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	308,600	(2,749)	(2)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	234,000	(1,075)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	7,600	(58)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	17,800	(41)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	17,800	(41)	(13)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	69,000	(1,028)	(883)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	659,200	(851)	(104)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	659,200	(851)	(1,800)

							$(18,527)	$(8,252)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR		10/07/2022	$216,500	$(223)	$(28)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR		10/08/2022	99,000	(98)	(13)

							$(321)	$(41)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$101.422	07/07/2021		$20,800	$(91)	$(19)

Total Written Options							$(21,323)	$(9,736)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.031%	$4,500	$(156)	$112	$0	$(44)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	16,740	(598)	434	0	(164)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	14,700	(363)	91	0	(272)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	29,700	(566)	35	0	(531)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	26,260	(909)	651	0	(258)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	47,500	(1,188)	310	0	(878)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	25,300	(898)	649	0	(249)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	11,800	(228)	17	0	(211)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	31,100	(1,092)	787	0	(305)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	27,200	(678)	175	0	(503)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	13,100	(314)	72	0	(242)

$(6,990)	$3,333	$0	$(3,657)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$7,820	$(188)	$313	$125	$0
BRC	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	7,300	208	14	222	0
Indonesia Government International Bond	1.000	Quarterly	06/20/2026	0.745	3,100	27	12	39	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	20,100	(487)	808	321	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	4,380	(106)	176	70	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	3,700	107	6	113	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.143	EUR	6,900	48	(12)	36	0
Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	$3,500	97	9	106	0

$(294)	$1,326	$1,032	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$486	$(1,115)	$0	$(629)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700	60,513	13	5,504	5,517	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	5,757	5,438	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	770	943	0

$353	$10,916	$11,898	$(629)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$315,600	$169	$(12,533)	$0	$(12,364)

Total Swap Agreements	$(6,762)	$3,042	$12,930	$(16,650)

(n)

Securities with an aggregate market value of $19,907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,910	$0	$2,910
Australia
Asset-Backed Securities	0	1,689	0	1,689
Non-Agency Mortgage-Backed Securities	0	12,379	0	12,379
Sovereign Issues	0	296,258	0	296,258
Austria
Corporate Bonds & Notes	0	1,990	0	1,990
Canada
Corporate Bonds & Notes	0	46,892	0	46,892
Non-Agency Mortgage-Backed Securities	0	29,759	0	29,759
Sovereign Issues	0	32,152	0	32,152
Cayman Islands
Asset-Backed Securities	0	467,302	0	467,302
Corporate Bonds & Notes	0	59,990	0	59,990
Non-Agency Mortgage-Backed Securities	0	42,703	0	42,703
China
Corporate Bonds & Notes	0	2,346	0	2,346
Sovereign Issues	0	1,872,473	0	1,872,473
Denmark
Corporate Bonds & Notes	0	440,636	0	440,636
France
Corporate Bonds & Notes	0	101,922	0	101,922
Sovereign Issues	0	371,636	0	371,636
Germany
Corporate Bonds & Notes	0	359,458	0	359,458
India
Corporate Bonds & Notes	0	13,897	0	13,897
Indonesia
Sovereign Issues	0	7,361	0	7,361
Ireland
Asset-Backed Securities	0	198,704	0	198,704
Corporate Bonds & Notes	0	12,744	0	12,744
Non-Agency Mortgage-Backed Securities	0	3,213	0	3,213
Israel
Sovereign Issues	0	260,604	0	260,604
Italy
Corporate Bonds & Notes	0	172,261	0	172,261
Sovereign Issues	0	156,362	0	156,362
Japan
Corporate Bonds & Notes	0	144,207	0	144,207
Sovereign Issues	0	1,264,395	0	1,264,395
Jersey, Channel Islands
Corporate Bonds & Notes	0	281	0	281
Kuwait
Sovereign Issues	0	69,595	0	69,595
Luxembourg
Corporate Bonds & Notes	0	24,337	0	24,337
Malaysia
Corporate Bonds & Notes	0	19,004	0	19,004
Sovereign Issues	0	45,318	0	45,318
Mexico
Sovereign Issues	0	6,942	0	6,942
Netherlands
Asset-Backed Securities	0	58,022	0	58,022
Corporate Bonds & Notes	0	37,294	0	37,294
Preferred Securities	0	4,200	0	4,200
Sovereign Issues	0	8,878	0	8,878
New Zealand
Sovereign Issues	0	9,687	0	9,687
Peru
Sovereign Issues	0	144,618	0	144,618
Qatar
Corporate Bonds & Notes	35,356	0	0	35,356
Sovereign Issues	0	200,402	0	200,402
Romania
Sovereign Issues	0	28,063	0	28,063
Russia
Sovereign Issues	0	23,179	0	23,179
Saudi Arabia
Corporate Bonds & Notes	0	13,624	0	13,624
Sovereign Issues	0	169,025	0	169,025
Singapore
Corporate Bonds & Notes	0	18,407	0	18,407
Slovenia
Sovereign Issues	0	22,277	0	22,277
South Africa
Sovereign Issues	0	11,484	0	11,484
South Korea
Sovereign Issues	0	257,889	0	257,889
Spain
Corporate Bonds & Notes	0	24,796	0	24,796
Preferred Securities	0	18,106	0	18,106
Sovereign Issues	0	336,423	0	336,423
Supranational

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)(Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes	0	88,766	0	88,766
Switzerland
Corporate Bonds & Notes	0	133,058	0	133,058
United Arab Emirates
Sovereign Issues	0	24,049	0	24,049
United Kingdom
Corporate Bonds & Notes	0	778,415	0	778,415
Non-Agency Mortgage-Backed Securities	0	624,132	0	624,132
Preferred Securities	0	5,014	0	5,014
Sovereign Issues	0	151,986	0	151,986
United States
Asset-Backed Securities	0	675,552	0	675,552
Corporate Bonds & Notes	0	623,288	0	623,288
Loan Participations and Assignments	0	46,750	0	46,750
Municipal Bonds & Notes	0	14,431	0	14,431
Non-Agency Mortgage-Backed Securities	0	313,321	0	313,321
Preferred Securities	0	77,495	104,592	182,087
U.S. Government Agencies	0	1,684,777	0	1,684,777
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	643,326	0	643,326
Short-Term Instruments
Argentina Treasury Bills	0	2,651	0	2,651
Israel Treasury Bills	0	178,022	0	178,022
U.S. Treasury Bills	0	5,471	0	5,471
U.S. Treasury Cash Management Bills	0	3,782	0	3,782

	$35,356	$14,002,380	$104,592	$14,142,328
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$728,557	$0	$0	$728,557

Total Investments	$763,913	$14,002,380	$104,592	$14,870,885

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(53,141)	0	(53,141)
United States
U.S. Government Agencies	0	(1,126,967)	0	(1,126,967)

	$0	$(1,180,108)	$0	$(1,180,108)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,846	11,806	0	17,652
Over the counter	0	162,586	0	162,586

	$5,846	$174,392	$0	$180,238
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,113)	(11,104)	0	(14,217)
Over the counter	(25)	(46,869)	0	(46,894)

	$(3,138)	$(57,973)	$0	$(61,111)

Total Financial Derivative Instruments	$2,708	$116,419	$0	$119,127

Totals	$766,621	$12,938,691	$104,592	$13,809,904

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$590	$213
0.125% due 07/09/2041 þ		100	36
1.000% due 07/09/2029		15	6
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	20,340	117
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		340	2

Total Argentina (Cost $1,518)			374

AUSTRALIA 2.4%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.942% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	338	254

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Pepper Residential Securities Trust 1.003% due 03/12/2061 •		$1,144	1,144
RESIMAC Bastille Trust 1.010% due 09/05/2057 •		1,311	1,316

			2,460

SOVEREIGN ISSUES 2.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	31,200	23,000
1.000% due 11/21/2031		2,800	1,993
1.750% due 06/21/2051		3,900	2,587
2.500% due 05/21/2030		1,100	903
South Australia Government Financing Authority 1.750% due 05/24/2032		1,900	1,398
Treasury Corp. of Victoria 4.250% due 12/20/2032		2,200	2,050

			31,931

Total Australia (Cost $33,624)			34,645

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	200	243

Total Austria (Cost $219)			243

BRAZIL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Bradesco S.A. 2.850% due 01/27/2023		$2,000	2,046

Total Brazil (Cost $2,000)			2,046

CANADA 1.1%
CORPORATE BONDS & NOTES 0.7%
Enbridge, Inc. 2.900% due 07/15/2022		$1,400	1,434
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,827
HSBC Bank Canada
1.650% due 09/10/2022		$3,600	3,661

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

3.300% due 11/28/2021		3,000	3,038

			9,960

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,226	1,015
2.867% due 02/12/2055 ~		2,400	1,986
3.072% due 08/12/2053		882	733

			3,734

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		1,335	1,415

Total Canada (Cost $14,328)			15,109

CAYMAN ISLANDS 5.1%
ASSET-BACKED SECURITIES 4.4%
American Money Management Corp. CLO Ltd.
0.000% due 11/10/2030 •(b)		$3,500	3,500
1.166% due 04/14/2029 •		2,200	2,206
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		3,700	3,701
ARES L CLO Ltd. 0.000% due 01/15/2032 •		3,700	3,696
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		3,600	3,600
Dryden Senior Loan Fund
0.000% due 04/15/2028 •		3,500	3,500
1.084% due 10/15/2027 •		2,352	2,352
Jamestown CLO Ltd. 1.410% due 01/17/2027 •		240	240
KKR CLO Ltd. 0.000% due 07/15/2030 •		3,600	3,600
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		53	53
1.008% due 10/13/2027 •		2,109	2,109
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(b)		3,700	3,700
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		2,900	2,900
1.156% due 07/25/2030 •		3,900	3,899
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		1,803	1,805
STWD Ltd. 1.283% due 04/18/2038 •		3,700	3,706
Venture CLO Ltd.
0.000% due 09/07/2030 •		3,900	3,896
1.064% due 04/15/2027 •		593	592
1.208% due 04/20/2029 •		3,595	3,593
1.223% due 04/20/2032 •		2,900	2,900
1.288% due 01/20/2029 •		3,200	3,203
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		3,000	3,002
Voya CLO Ltd. 1.073% due 04/17/2030 •		1,300	1,300
WhiteHorse Ltd. 1.120% due 04/17/2027 •		74	74
Zais CLO Ltd. 1.334% due 04/15/2028 •		1,501	1,503

			64,630

CORPORATE BONDS & NOTES 0.6%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	319
Country Garden Holdings Co. Ltd. 4.750% due 01/17/2023		300	307
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	509
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,000	1,047
QNB Finance Ltd. 1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~		2,000	2,009
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		1,000	1,014
Sands China Ltd.
4.600% due 08/08/2023		500	533
5.125% due 08/08/2025		600	672
5.400% due 08/08/2028		1,500	1,743

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Tencent Holdings Ltd. 3.595% due 01/19/2028		300	329

			8,482

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		1,800	1,803

Total Cayman Islands (Cost $74,441)			74,915

CHINA 14.5%
SOVEREIGN ISSUES 14.5%
China Development Bank
3.050% due 08/25/2026	CNY	53,200	8,135
3.180% due 04/05/2026		52,100	8,031
3.390% due 07/10/2027		37,800	5,859
3.430% due 01/14/2027		72,600	11,282
3.500% due 08/13/2026		51,000	7,972
3.680% due 02/26/2026		247,500	38,962
3.740% due 09/10/2025		10,300	1,624
4.040% due 04/10/2027		94,400	15,104
4.150% due 10/26/2025		6,300	1,010
4.240% due 08/24/2027		162,200	26,244
4.880% due 02/09/2028		76,000	12,763
China Government International Bond
2.700% due 11/03/2026		53,500	8,174
2.740% due 08/04/2026		10,700	1,642
2.850% due 01/28/2026		28,000	4,329
2.850% due 06/04/2027		43,100	6,603
2.950% due 06/16/2023		5,300	826
3.020% due 10/22/2025		223,700	34,762
3.220% due 12/06/2025		5,300	832
3.280% due 12/03/2027		100,800	15,824
3.820% due 11/02/2027		16,500	2,673

Total China (Cost $200,589)			212,651

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	117,759	18,056
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		52,692	8,059
Nykredit Realkredit A/S
1.000% due 10/01/2050		119,041	18,114

Total Denmark (Cost $42,712)			44,229

FRANCE 3.3%
CORPORATE BONDS & NOTES 0.6%
Altice France S.A. 7.375% due 05/01/2026		$967	1,007
BNP Paribas S.A. 1.323% due 01/13/2027 •		3,400	3,361
Credit Agricole S.A. 1.196% (US0003M + 1.020%) due 04/24/2023 ~		900	912
Societe Generale S.A.
1.488% due 12/14/2026 •		4,000	3,966
7.375% due 10/04/2023 •(h)(i)		200	219

			9,465

SOVEREIGN ISSUES 2.7%
France Government International Bond
0.500% due 05/25/2072	EUR	2,200	2,017
0.750% due 05/25/2052		10,450	11,848
2.000% due 05/25/2048		10,900	16,649
3.250% due 05/25/2045		4,600	8,502

			39,016

Total France (Cost $42,990)			48,481

GERMANY 2.5%
CORPORATE BONDS & NOTES 2.5%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,800	3,493
1.750% due 01/17/2028 •		1,000	1,256

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

1.750% due 11/19/2030		1,300	1,631
2.129% due 11/24/2026 •(j)		$1,900	1,929
2.222% due 09/18/2024 •		1,600	1,644
2.625% due 12/16/2024	GBP	2,300	3,325
2.625% due 02/12/2026	EUR	3,200	4,162
3.035% due 05/28/2032 •(j)		$2,000	2,038
3.547% due 09/18/2031 •		400	426
3.729% due 01/14/2032 •(j)		2,400	2,445
3.950% due 02/27/2023		1,500	1,576
3.961% due 11/26/2025 •		3,800	4,111
4.250% due 10/14/2021		5,600	5,661
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	300	367
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,800	1,892
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,320

Total Germany (Cost $36,138)			37,276

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$700	723

Total Hong Kong (Cost $693)			723

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,400	1,434

Total India (Cost $1,410)			1,434

IRELAND 1.1%
ASSET-BACKED SECURITIES 0.9%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	1,700	2,017
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		1,351	1,603
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		1,600	1,901
Harvest CLO DAC 0.640% due 10/15/2031 •		1,300	1,540
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,300	1,544
Toro European CLO DAC 0.900% due 10/15/2030 •		3,328	3,952

			12,557

CORPORATE BONDS & NOTES 0.2%
AIB Group PLC
2.875% due 05/30/2031 •		1,200	1,524
4.750% due 10/12/2023		$500	543
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	716

			2,783

Total Ireland (Cost $15,265)			15,340

ISRAEL 2.1%
SOVEREIGN ISSUES 2.1%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	38,400	11,778
0.750% due 07/31/2022		18,800	5,813
2.000% due 03/31/2027		9,700	3,212
3.800% due 05/13/2060		$2,700	3,081
4.125% due 01/17/2048		900	1,085
5.500% due 01/31/2022	ILS	17,100	5,416

Total Israel (Cost $29,695)			30,385

ITALY 3.0%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
0.957% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	4,000	4,765

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

1.161% (EUR003M + 1.700%) due 10/25/2021 •		4,200	4,995
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		2,300	2,839
2.625% due 04/28/2025		1,000	1,206
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		900	1,268
7.830% due 12/04/2023		$2,900	3,362
9.250% due 06/03/2022 •(h)(i)	EUR	1,200	1,527

			19,962

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		1,900	2,190
1.750% due 07/01/2024		5,000	6,273
1.850% due 07/01/2025		9,200	11,729
2.150% due 03/01/2072		2,500	2,902

			23,094

Total Italy (Cost $40,848)			43,056

JAPAN 10.0%
CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		$1,900	1,907
Mizuho Financial Group, Inc.
1.005% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,239
1.125% (US0003M + 1.000%) due 09/11/2024 ~		800	811
3.922% due 09/11/2024 •		1,300	1,393
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	835
3.522% due 09/17/2025		1,100	1,175
4.345% due 09/17/2027		1,400	1,540
4.810% due 09/17/2030		1,500	1,695
ORIX Corp. 3.250% due 12/04/2024		400	432

			14,027

SOVEREIGN ISSUES 9.0%
Japan Bank for International Cooperation 1.750% due 10/17/2024		700	724
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,062
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	1,099,745	10,157
0.100% due 03/20/2030		730,000	6,628
0.500% due 09/20/2046		74,000	654
0.500% due 03/20/2049		2,400,000	20,817
0.700% due 12/20/2048		1,850,000	16,925
1.400% due 09/20/2034		6,450,000	67,206
1.600% due 03/20/2033		2,000	21
Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,454
2.500% due 06/08/2022		2,800	2,852

			131,500

Total Japan (Cost $136,537)			145,527

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond 3.500% due 03/20/2027		$7,200	8,043

Total Kuwait (Cost $7,157)			8,043

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	1,800	2,280

Total Lithuania (Cost $2,106)			2,280

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	1,000	1,199

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Luxembourg (Cost $1,148)			1,199

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	822
3.500% due 04/21/2030		600	658
4.550% due 04/21/2050		400	495
4.800% due 04/21/2060		400	532

			2,507

SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond 3.502% due 05/31/2027	MYR	3,800	945
Malaysia Government Investment Issue
4.130% due 07/09/2029		1,600	410
4.369% due 10/31/2028		2,700	704

			2,059

Total Malaysia (Cost $4,181)			4,566

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$600	683

Total Mexico (Cost $556)			683

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 4.625% due 06/01/2023		$2,400	2,580

Total Multinational (Cost $2,438)			2,580

NETHERLANDS 1.2%
ASSET-BACKED SECURITIES 0.7%
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	510	604
Cairn CLO BV
0.000% due 10/15/2031 •		1,500	1,779
0.600% due 04/30/2031 •		1,300	1,538
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,700	2,009
Jubilee CLO BV
0.610% due 04/15/2030 •		1,900	2,252
0.650% due 04/15/2031 •		1,300	1,540

			9,722

CORPORATE BONDS & NOTES 0.4%
British Transco International Finance BV 0.000% due 11/04/2021 (e)		$2,300	2,298
Enel Finance International NV
2.650% due 09/10/2024		2,700	2,840
2.875% due 05/25/2022		800	818
Vonovia Finance BV 5.000% due 10/02/2023		500	544

			6,500

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)		525,250	840

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Netherlands (Cost $16,854)			17,062

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	1,160

Total New Zealand (Cost $1,204)			1,160

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$1,100	1,162

Total Norway (Cost $1,099)			1,162

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	894
5.350% due 08/12/2040	PEN	3,300	761
5.940% due 02/12/2029		6,100	1,736
6.350% due 08/12/2028		30,900	8,990
6.950% due 08/12/2031		4,700	1,372
8.200% due 08/12/2026		5,600	1,830

Total Peru (Cost $17,460)			15,583

QATAR 1.7%
CORPORATE BONDS & NOTES 0.2%
Qatar Petroleum
1.375% due 09/12/2026 (b)		$1,000	999
2.250% due 07/12/2031 (b)		600	594
3.125% due 07/12/2041 (b)		1,000	996
3.300% due 07/12/2051 (b)		1,000	1,000

			3,589

SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.750% due 04/16/2030		1,000	1,134
3.875% due 04/23/2023		10,400	11,053
4.000% due 03/14/2029		3,900	4,496
4.400% due 04/16/2050		200	244
4.500% due 04/23/2028		4,800	5,674

			22,601

Total Qatar (Cost $23,881)			26,190

ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,300	1,540
2.000% due 04/14/2033		100	118
2.625% due 12/02/2040		800	943
2.750% due 04/14/2041		500	591

Total Romania (Cost $3,191)			3,192

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	172,100	2,451

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Russia (Cost $2,676)			2,451

SAUDI ARABIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.750% due 04/16/2022		$1,100	1,120
3.250% due 11/24/2050		900	877

			1,997

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
2.375% due 10/26/2021		4,000	4,026
2.900% due 10/22/2025		700	750
3.250% due 10/26/2026		1,000	1,091
4.000% due 04/17/2025		3,700	4,092

			9,959

Total Saudi Arabia (Cost $11,402)			11,956

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.375% due 09/15/2021		$400	401
2.750% due 09/18/2022		300	305
3.500% due 09/18/2027		600	640
DBS Bank Ltd. 3.300% due 11/27/2021		1,000	1,012
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		1,400	1,469

Total Singapore (Cost $3,666)			3,827

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,820

Total Slovenia (Cost $5,246)			5,820

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$1,100	1,170

Total South Africa (Cost $1,100)			1,170

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,711
2.375% due 12/10/2027		3,370,000	3,075
2.375% due 12/10/2028		12,640,000	11,548
2.625% due 06/10/2028		6,030,000	5,588
5.500% due 03/10/2028		3,370,000	3,662
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	532

Total South Korea (Cost $26,931)			27,116

SPAIN 3.9%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 (h)(i) •	EUR	1,200	1,541
6.000% due 03/29/2024 (h)(i) •		800	1,040
Banco de Sabadell S.A.
0.875% due 07/22/2025		200	242
1.125% due 03/11/2027 •		100	122
1.750% due 05/10/2024		100	123
Banco Santander S.A.
1.849% due 03/25/2026		$800	809
3.848% due 04/12/2023		600	635

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	736

			5,248

		SHARES
PREFERRED SECURITIES 0.1%
Bankia S.A. 6.000% due 07/18/2022 •(h)(i)		400,000	496
CaixaBank S.A. 5.875% due 10/09/2027 •(h)(i)		400,000	544

			1,040

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035		500	788
4.900% due 09/15/2021		3,650	4,373
Spain Government International Bond
0.250% due 07/30/2024		5,500	6,659
0.500% due 10/31/2031		3,100	3,683
0.750% due 07/30/2021		1,100	1,306
0.800% due 07/30/2027		1,400	1,747
0.850% due 07/30/2037		4,500	5,259
1.250% due 10/31/2030		4,100	5,266
1.400% due 07/30/2028		12,000	15,578
1.450% due 10/31/2027		1,800	2,336
1.450% due 10/31/2071		2,300	2,407

			49,402

Total Spain (Cost $51,739)			55,690

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Union
0.000% due 07/06/2026 (b)(e)	EUR	1,500	1,813
0.000% due 07/04/2031 (e)		2,700	3,196
0.250% due 04/22/2036		1,200	1,396
0.700% due 07/06/2051 (b)		700	841
0.750% due 01/04/2047		100	122

Total Supranational (Cost $7,444)			7,368

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$4,800	5,314
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,561
3.800% due 06/09/2023		1,200	1,272
3.869% due 01/12/2029 •		400	441
6.250% due 12/18/2024 •(h)(i)		200	219
7.500% due 07/17/2023 •(h)(i)		800	872
7.500% due 12/11/2023 •(h)(i)		500	556
UBS AG
5.125% due 05/15/2024 (i)		2,863	3,162
7.625% due 08/17/2022 (i)		550	592
UBS Group AG 7.125% due 08/10/2021 • (h)(i)		300	302

Total Switzerland (Cost $14,460)			15,291

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,632

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		200	218

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

3.875% due 04/16/2050		700	808

			1,026

Total United Arab Emirates (Cost $2,465)			2,658

UNITED KINGDOM 12.7%
CORPORATE BONDS & NOTES 6.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,480
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$6,400	6,983
Barclays PLC
2.375% due 10/06/2023 •	GBP	1,700	2,404
3.375% due 04/02/2025 •	EUR	600	775
4.375% due 01/12/2026		$480	538
4.836% due 05/09/2028		1,100	1,237
5.088% due 06/20/2030 •		1,500	1,751
7.125% due 06/15/2025 •(h)(i)	GBP	1,400	2,217
7.875% due 03/15/2022 •(h)(i)		$1,900	1,984
8.000% due 06/15/2024 •(h)(i)		800	910
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,860
Frontier Finance PLC 8.000% due 03/23/2022	GBP	713	1,010
HSBC Holdings PLC
1.155% (US0003M + 1.000%) due 05/18/2024 ~		$900	912
1.750% due 07/24/2027 •	GBP	1,400	1,960
4.041% due 03/13/2028 •		$1,000	1,110
4.300% due 03/08/2026		1,340	1,512
4.750% due 07/04/2029 • (h)(i)	EUR	500	672
4.950% due 03/31/2030		$300	362
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	1,700	2,891
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	1,000	1,335
4.582% due 12/10/2025		$2,874	3,231
4.650% due 03/24/2026		1,900	2,153
5.125% due 12/27/2024 •(h)(i)	GBP	600	882
7.875% due 06/27/2029 •(h)(i)		200	354
Nationwide Building Society
3.766% due 03/08/2024 •		$3,000	3,152
5.875% due 12/20/2024 •(h)(i)	GBP	1,100	1,678
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	3,600	4,358
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$1,500	1,535
2.000% due 03/08/2023 •	EUR	1,000	1,203
2.000% due 03/04/2025 •		1,000	1,247
2.500% due 03/22/2023		2,641	3,273
3.875% due 09/12/2023		$700	748
5.076% due 01/27/2030 •		1,600	1,899
5.125% due 05/12/2027 •(h)(i)	GBP	2,000	2,986
6.000% due 12/29/2025 •(h)(i)		$1,700	1,899
8.000% due 08/10/2025 •(h)(i)		1,000	1,186
8.625% due 08/15/2021 •(h)(i)		400	404
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,325
Rolls-Royce PLC 3.625% due 10/14/2025		1,200	1,218
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		900	903
4.796% due 11/15/2024 •		6,000	6,563
7.375% due 06/24/2022 •(h)(i)	GBP	400	585
Santander UK PLC 0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		2,500	3,511
Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,295
1.319% due 10/14/2023 •		3,100	3,131
1.456% due 01/14/2027 •		2,200	2,182
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	795	1,443
5.744% due 04/13/2040		475	882
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		1,300	1,872

			93,001

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Avon Finance PLC 0.949% due 09/20/2048 •		2,171	3,014
Business Mortgage Finance PLC 1.086% due 02/15/2041 •		905	1,248
Durham Mortgages B PLC 0.688% due 03/31/2054 •		2,006	2,773

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

EuroMASTR PLC 0.281% due 06/15/2040 •		231	309
Eurosail PLC 1.034% due 06/13/2045 •		1,234	1,711
Finsbury Square PLC
0.849% due 03/16/2070 •		1,403	1,948
1.034% due 09/12/2068 •		723	1,003
1.052% due 06/16/2069 •		2,978	4,133
Hawksmoor Mortgages 1.099% due 05/25/2053 •		4,009	5,574
Lanark Master Issuer PLC 0.902% due 12/22/2069 •		1,250	1,731
Precise Mortgage Funding PLC
0.764% due 03/12/2055 •		1,233	1,709
1.249% due 12/12/2055 •		4,100	5,750
Residential Mortgage Securities PLC
0.881% due 03/20/2050 •		1,645	2,280
1.031% due 12/20/2046 •		1,542	2,137
1.281% due 09/20/2065 •		1,729	2,396
1.299% due 06/20/2070 •		2,204	3,080
Ripon Mortgages PLC 0.881% due 08/20/2056 •		5,734	7,949
RMAC PLC 0.784% due 06/12/2046 •		3,195	4,425
RMAC Securities PLC 0.269% due 06/12/2044 •		$192	182
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	4,716	6,550
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		4,831	6,706
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		2,714	3,775
Trinity Square PLC 0.000% due 07/15/2059 •		2,700	3,741
Uropa Securities PLC
0.284% due 06/10/2059 •		446	604
0.434% due 06/10/2059 •		115	155
0.634% due 06/10/2059 •		90	121
0.834% due 06/10/2059 •		96	130

			75,134

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	619

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		1,400	1,646
1.750% due 01/22/2049		1,900	2,944
4.250% due 12/07/2040		4,800	10,199
4.750% due 12/07/2038		2,100	4,582

			19,371

Total United Kingdom (Cost $175,927)			188,125

UNITED STATES 31.0%
ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust 0.242% due 07/25/2036 •		$2,390	1,144
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.962% due 07/25/2034 •		363	364
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.912% due 02/25/2034 •		200	195
Bear Stearns Asset-Backed Securities Trust 0.892% due 09/25/2046 •		535	526
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •		1	1
Citigroup Mortgage Loan Trust
0.152% due 07/25/2045 •		730	627
0.162% due 05/25/2037 •		83	66

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.112% due 05/25/2035 •		1,798	1,777
Countrywide Asset-Backed Certificates 0.432% due 12/25/2036 ^•		49	39
Credit Suisse First Boston Mortgage Securities Corp.
0.712% due 01/25/2032 •		1	1
1.442% due 05/25/2044 •		826	811
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		129	102
GSAMP Trust
0.222% due 12/25/2046 •		1,282	845
0.332% due 09/25/2036 •		1,882	912
Home Equity Asset Trust 0.692% due 11/25/2032 •		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		384	205
Merrill Lynch Mortgage Investors Trust
0.212% due 02/25/2037 •		39	17
0.252% due 09/25/2037 •		184	106
0.842% due 06/25/2036 •		79	79
Morgan Stanley ABS Capital, Inc. Trust 0.192% due 07/25/2036 •		55	28
Morgan Stanley Home Equity Loan Trust 0.442% due 04/25/2037 •		1,254	848
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •		382	170
5.919% due 09/25/2046 ^þ		1,467	556
Option One Mortgage Loan Trust
0.312% due 04/25/2037 •		1,449	1,163
0.962% due 05/25/2035 •		1,743	1,637
People's Choice Home Loan Securities Trust 1.442% due 01/25/2035 •		969	968
Popular ABS Mortgage Pass-Through Trust 0.402% due 06/25/2047 ^•		1,769	1,656
Securitized Asset-Backed Receivables LLC Trust
0.142% due 12/25/2036 •		30	21
0.152% due 12/25/2036 ^•		29	10
0.222% due 05/25/2037 ^•		386	331
SMB Private Education Loan Trust
1.201% due 07/15/2053 •		627	638
1.290% due 07/15/2053		2,038	2,047
Soundview Home Loan Trust 0.152% due 11/25/2036 •		30	12
Structured Asset Securities Corp. Mortgage Loan Trust 1.592% due 04/25/2035 •		90	91
Terwin Mortgage Trust 1.032% due 11/25/2033 •		45	43
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		1,571	1,585
1.636% due 04/25/2060 ~		2,623	2,650
2.710% due 01/25/2060 ~		2,422	2,493
2.900% due 10/25/2059 ~		9,491	9,838
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,693
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •		43	22

			38,319

CORPORATE BONDS & NOTES 5.3%
7-Eleven, Inc.
0.612% (US0003M + 0.450%) due 08/10/2022 ~		3,800	3,802
0.800% due 02/10/2024		1,700	1,696
AbbVie, Inc. 1.500% due 11/15/2023	EUR	300	369
American Airlines Pass-Through Trust 3.600% due 04/15/2031		$754	747
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~		300	302
Bayer U.S. Finance LLC
1.129% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,218
3.875% due 12/15/2023		300	321
4.375% due 12/15/2028		2,500	2,867
Boeing Co.
1.167% due 02/04/2023		400	402
1.433% due 02/04/2024		1,500	1,504
1.950% due 02/01/2024		100	102
2.750% due 02/01/2026		1,600	1,672
3.250% due 02/01/2028		800	849
Broadcom, Inc.
2.450% due 02/15/2031		700	688
2.600% due 02/15/2033		700	685
3.459% due 09/15/2026		504	549
Campbell Soup Co. 3.650% due 03/15/2023		372	392

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		500	526
Charles Schwab Corp. 0.750% due 03/18/2024		400	402
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		800	823
3.700% due 04/01/2051		1,200	1,190
3.850% due 04/01/2061		400	394
4.464% due 07/23/2022		600	621
5.125% due 07/01/2049		800	954
CVS Health Corp. 3.700% due 03/09/2023		137	144
D.R. Horton, Inc. 4.375% due 09/15/2022		600	622
Dell International LLC
6.100% due 07/15/2027		500	613
6.200% due 07/15/2030		200	257
Discover Bank 3.350% due 02/06/2023		400	417
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~		300	300
Equitable Holdings, Inc. 3.900% due 04/20/2023		130	138
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	118
0.189% due 11/15/2023 •		200	234
1.744% due 07/19/2024		400	482
2.748% due 06/14/2024	GBP	800	1,124
2.900% due 02/16/2028		$300	299
3.021% due 03/06/2024	EUR	2,700	3,362
3.087% due 01/09/2023		$600	613
3.096% due 05/04/2023		800	817
3.370% due 11/17/2023		900	934
3.375% due 11/13/2025		200	208
4.000% due 11/13/2030		900	944
4.134% due 08/04/2025		200	214
4.375% due 08/06/2023		800	846
5.125% due 06/16/2025		800	882
General Motors Financial Co., Inc. 1.736% (US0003M + 1.550%) due 01/14/2022 ~		700	705
Kilroy Realty LP 3.450% due 12/15/2024		200	214
Morgan Stanley 0.735% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	8,100	6,543
NextEra Energy Capital Holdings, Inc. 0.867% (US0003M + 0.720%) due 02/25/2022 ~		$2,000	2,008
ONEOK, Inc. 4.550% due 07/15/2028		400	457
Oracle Corp.
2.300% due 03/25/2028 (j)		3,500	3,593
2.875% due 03/25/2031 (j)		600	625
3.950% due 03/25/2051 (j)		1,600	1,749
Organon Finance 1 LLC 5.125% due 04/30/2031		1,000	1,031
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
3.150% due 01/01/2026		100	103
3.500% due 06/15/2025		400	420
4.000% due 12/01/2046		200	188
4.250% due 03/15/2046		100	96
4.550% due 07/01/2030		400	428
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,941
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		200	205
Santander Holdings USA, Inc. 3.400% due 01/18/2023		700	729
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
0.700% due 04/03/2023		1,000	1,001
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	703
Southern Co. 2.950% due 07/01/2023		2,900	3,027
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		300	312
Southwest Airlines Co. 4.750% due 05/04/2023		600	644
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		1,100	1,108
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		656	706
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		2,500	2,699
Walt Disney Co.
3.500% due 05/13/2040		300	335
3.600% due 01/13/2051		400	455

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Wells Fargo Bank N.A. 2.082% due 09/09/2022 •	3,600	3,612
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,626
3.550% due 04/01/2025	1,500	1,628

		77,731

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~	1,592	1,594
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,140	1,127

		2,721

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
2.712% due 09/25/2035 ^~	64	61
3.047% due 07/25/2035 ~	68	71
American Home Mortgage Assets Trust 0.472% due 09/25/2046 ^•	650	631
American Home Mortgage Investment Trust 1.671% due 09/25/2045 •	33	33
Banc of America Funding Trust
2.888% due 11/20/2034 ~	312	314
3.173% due 10/20/2046 ^~	621	535
3.348% due 01/20/2047 ^~	89	86
5.500% due 09/25/2035	467	503
5.750% due 11/25/2035	313	326
6.000% due 08/25/2036 ^	65	67
Banc of America Mortgage Trust
3.017% due 07/25/2035 ~	48	44
3.035% due 09/25/2035 ^~	98	97
BCAP LLC Trust
0.868% due 01/26/2047 •	338	320
5.250% due 02/26/2036 ~	593	376
Bear Stearns Adjustable Rate Mortgage Trust
2.509% due 02/25/2033 ~	2	2
2.518% due 10/25/2033 ~	33	34
2.665% due 05/25/2034 ~	69	65
2.721% due 05/25/2034 ~	88	87
2.864% due 05/25/2033 ~	28	28
2.893% due 02/25/2034 ~	6	6
3.086% due 11/25/2034 ~	515	449
3.129% due 02/25/2036 ^~	129	128
Bear Stearns ALT-A Trust
2.715% due 08/25/2036 ^~	54	41
3.089% due 11/25/2036 ^~	1,108	745
3.133% due 11/25/2035 ^~	34	30
3.344% due 11/25/2036 ^~	328	229
3.389% due 08/25/2036 ^~	955	631
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~	67	57
BellaVista Mortgage Trust 0.593% due 05/20/2045 •	16	12
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	141	144
3.059% due 07/25/2037 ~	82	77
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	58	58
Citigroup Mortgage Loan Trust 2.996% due 08/25/2035 ~	66	69
Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •	153	160
2.500% due 05/25/2051 ~	7,200	7,329
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.351% due 09/25/2035 ^~	680	653
Commercial Mortgage Trust
0.702% due 03/10/2046 ~(a)	12,000	115
1.455% due 01/10/2046 ~(a)	8,403	117
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •	254	237
0.262% due 05/25/2047 •	235	223
0.292% due 06/25/2037 •	706	681
0.302% due 07/25/2046 ^•	36	33
0.302% due 07/25/2046 •	604	577
0.352% due 07/25/2046 ^•	744	508
0.373% due 09/20/2046 •	1,149	779
0.442% due 05/25/2037 ^•	389	132
0.492% due 06/25/2036 ^•	237	117
0.512% due 05/25/2035 •	721	702
0.513% due 03/20/2046 •	42	35
0.652% due 12/25/2035 •	28	28
1.516% due 08/25/2035 •	182	177
1.616% due 11/25/2035 •	284	265

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

2.156% due 11/25/2035 •	202	192
5.250% due 06/25/2035 ^	117	112
6.250% due 08/25/2037 ^	385	295
6.500% due 08/25/2032	36	37
Countrywide Home Loan Mortgage Pass-Through Trust
0.432% due 03/25/2036 •	93	59
0.532% due 05/25/2035 ^•	14	13
0.672% due 04/25/2035 •	33	32
0.732% due 03/25/2035 •	638	574
0.752% due 02/25/2035 •	110	111
0.772% due 02/25/2035 •	42	40
2.195% due 02/20/2036 ^•	186	165
2.639% due 11/20/2034 ~	18	18
2.743% due 04/20/2036 ^~	51	47
2.800% due 11/25/2034 ~	19	20
2.958% due 08/25/2034 ^~	4	4
2.992% due 08/25/2034 ^~	19	19
3.041% due 09/25/2047 ^~	345	332
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	143	139
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	5	6
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^	591	226
DBUBS Mortgage Trust 1.200% due 11/10/2046 ~(a)	4,631	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	297	293
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.192% due 10/25/2036 ^•	38	29
6.800% due 07/25/2036 ^þ	227	223
Extended Stay America Trust 1.155% due 07/15/2038 •(b)	3,700	3,720
First Horizon Alternative Mortgage Securities Trust 2.749% due 08/25/2035 ^~	427	399
GreenPoint Mortgage Funding Trust
0.272% due 01/25/2037 •	570	551
0.292% due 12/25/2046 ^•	805	773
0.512% due 04/25/2036 •	349	342
0.532% due 06/25/2045 •	152	143
0.632% due 11/25/2045 •	40	37
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~	20	20
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	655
1.629% due 02/10/2046 ~(a)	13,791	263
GS Mortgage Securities Trust 2.081% due 11/10/2045 ~(a)	17,311	302
GSR Mortgage Loan Trust
0.612% due 08/25/2046 •	539	315
1.840% due 03/25/2033 •	59	61
2.869% due 05/25/2035 ~	103	102
2.924% due 09/25/2035 ~	70	71
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •	585	571
0.573% due 03/19/2036 ^•	80	79
0.653% due 02/19/2036 •	274	190
0.713% due 11/19/2035 •	475	433
0.793% due 01/19/2035 •	24	22
2.648% due 07/19/2035 ^~	2	2
2.659% due 07/19/2035 ^~	49	42
HomeBanc Mortgage Trust 0.452% due 12/25/2036 •	9	9
Impac CMB Trust
0.752% due 03/25/2035 •	16	16
0.872% due 10/25/2034 •	132	135
IndyMac Mortgage Loan Trust
0.332% due 06/25/2037 •	301	301
0.342% due 02/25/2037 •	994	792
0.382% due 11/25/2036 ^•	253	237
0.512% due 05/25/2046 •	818	799
2.864% due 11/25/2035 ^~	255	237
2.880% due 12/25/2034 ~	62	64
2.986% due 08/25/2035 ~	150	139
JP Morgan Alternative Loan Trust
0.572% due 10/25/2036 •	1,761	1,750
2.849% due 12/25/2035 ^~	1,353	1,152
5.500% due 11/25/2036 ^~	8	5
JP Morgan Chase Commercial Mortgage Securities Trust 1.083% due 12/15/2047 ~(a)	47,950	561
JP Morgan Mortgage Trust
0.392% due 10/25/2035 •	1,749	1,470
1.923% due 11/25/2033 ~	36	38
2.801% due 07/25/2035 ~	77	77
2.880% due 08/25/2035 ~	155	161
2.889% due 02/25/2036 ^~	272	240

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

2.949% due 07/27/2037 ~	539	533
3.065% due 10/25/2035 ~	78	81
Lehman XS Trust 0.412% due 11/25/2046 ^•	765	663
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •	136	125
0.772% due 05/25/2047 ^•	918	1,104
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•	418	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
1.882% due 02/25/2033 ~	43	42
2.482% due 06/25/2037 ~	96	98
2.974% due 06/25/2035 ~	106	108
Merrill Lynch Mortgage-Backed Securities Trust 2.798% due 04/25/2037 ^~	19	20
MFA Trust
1.381% due 04/25/2065 ~	3,266	3,284
1.947% due 04/25/2065 ~	1,251	1,258
Morgan Stanley Bank of America Merrill Lynch Trust
1.156% due 05/15/2046 ~(a)	43,100	598
1.459% due 02/15/2046 ~(a)	16,051	254
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,134	3,271
2.750% due 11/25/2059 ~	2,669	2,763
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.240% due 02/25/2036 ^~	78	69
2.327% due 10/25/2035 ~	179	168
3.134% due 08/25/2035 ~	73	78
5.820% due 03/25/2047 þ	285	296
6.138% due 03/25/2047 þ	243	253
One New York Plaza Trust 1.023% due 01/15/2026 •	3,700	3,729
Residential Accredit Loans, Inc. Trust
0.242% due 02/25/2047 •	907	465
0.512% due 04/25/2046 •	64	25
1.023% due 10/25/2037 ~	531	512
3.188% due 08/25/2035 ^~	110	60
4.301% due 09/25/2035 ^~	47	40
6.000% due 06/25/2036	501	481
6.000% due 06/25/2037 ^	303	295
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^	155	151
6.500% due 08/25/2036 ^	668	331
Residential Funding Mortgage Securities, Inc. Trust
2.230% due 06/25/2035 ~	146	135
3.148% due 09/25/2035 ^~	167	127
Sequoia Mortgage Trust
0.793% due 07/20/2033 •	127	127
2.647% due 04/20/2035 ~	40	42
Structured Adjustable Rate Mortgage Loan Trust
0.532% due 05/25/2037 •	36	35
1.516% due 01/25/2035 ^•	17	16
1.671% due 10/25/2037 ^•	207	210
2.386% due 04/25/2034 ~	95	97
2.537% due 02/25/2034 ~	56	57
2.987% due 04/25/2035 ~	614	627
Structured Asset Mortgage Investments Trust
0.312% due 09/25/2047 •	70	64
0.472% due 07/25/2046 ^•	559	488
0.512% due 04/25/2036 •	118	113
0.552% due 05/25/2045 •	202	202
0.593% due 07/19/2035 •	84	82
0.673% due 07/19/2034 •	3	4
0.712% due 12/25/2035 ^•	13	13
1.616% due 08/25/2047 ^•	1,000	980
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •	1,070	964
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	13
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•	1,006	904
UBS-Barclays Commercial Mortgage Trust 1.742% due 12/10/2045 ~(a)	47,024	650
UBS-Citigroup Commercial Mortgage Trust 2.317% due 01/10/2045 ~(a)	3,866	0
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 11/25/2045 •	161	157
0.672% due 07/25/2045 •	289	284
0.672% due 10/25/2045 •	60	60
0.712% due 01/25/2045 •	63	63
0.732% due 01/25/2045 •	45	45
0.832% due 11/25/2034 •	399	385
0.938% due 12/25/2046 •	199	197
1.068% due 05/25/2046 •	544	538

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

1.072% due 11/25/2034 •	270	260
1.516% due 06/25/2042 •	26	26
1.516% due 08/25/2042 •	25	24
1.843% due 11/25/2046 •	97	96
1.877% due 12/25/2046 •	399	388
2.409% due 03/25/2034 ~	152	157
2.571% due 06/25/2033 ~	21	22
2.716% due 04/25/2037 ^~	607	578
2.725% due 03/25/2035 ~	165	172
2.730% due 12/25/2036 ^~	21	20
2.927% due 08/25/2034 ~	159	164
2.941% due 02/25/2037 ^~	283	268
3.115% due 02/25/2037 ^~	187	186
3.132% due 12/25/2035 ~	352	360
3.183% due 03/25/2036 ^~	642	645
Washington Mutual Mortgage Pass-Through Certificates Trust
0.592% due 07/25/2046 ^•	5	14
1.056% due 07/25/2046 ^•	323	225
1.086% due 05/25/2046 ^•	1,038	902
6.000% due 10/25/2035 ^	353	288
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	69	69
Wells Fargo-RBS Commercial Mortgage Trust
0.427% due 03/15/2048 ~(a)	26,228	137
1.281% due 03/15/2045 ~(a)	35,913	502

		73,848

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	1,700,000	2,057
Bank of America Corp. 5.875% due 03/15/2028 •(h)	1,900,000	2,177
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	3,600,000	3,729

		7,963

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.7%
Fannie Mae
0.152% due 07/25/2037 •	142	139
0.212% due 03/25/2034 •	2	2
0.242% due 08/25/2034 •	2	2
0.492% due 06/25/2029 - 06/25/2036 •	54	54
1.328% due 06/01/2043 - 10/01/2044 •	68	70
1.707% due 03/01/2033 •	27	27
1.800% due 12/01/2034 •	9	10
2.208% due 09/01/2035 •	10	10
2.350% due 05/01/2026 •	1	1
2.454% due 06/01/2035 •	10	11
2.576% due 01/25/2022 ~(a)	1,255	11
2.581% due 11/01/2034 •	234	250
3.000% due 03/01/2060	1,745	1,890
3.500% due 01/01/2059	3,855	4,193
4.051% due 12/01/2036 •	14	15
6.000% due 04/25/2043 - 07/25/2044	349	403
6.500% due 06/25/2044	6	7
Freddie Mac
0.352% due 08/25/2031 •	11	11
0.460% due 01/15/2038 •	730	732
0.523% due 12/15/2031 •	12	13
0.673% due 12/15/2037 •	146	149
0.904% due 09/25/2022 ~(a)	20,195	163
1.069% due 11/25/2022 ~(a)	25,198	281
1.316% due 10/25/2044 •	293	301
1.992% due 01/15/2038 ~(a)	730	47
2.301% due 11/01/2035 •	28	28
2.364% due 09/01/2035 •	11	11
2.389% due 06/01/2024 •	1	1
2.504% due 08/01/2035 •	14	14
Ginnie Mae
2.125% due 10/20/2029 •	5	5
3.000% due 07/20/2046 - 05/20/2047	100	102
6.000% due 08/20/2034	1,850	2,089
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	22,009	22,835
3.000% due 10/01/2049 - 06/01/2051	5,073	5,418

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

3.500% due 10/01/2034 - 07/01/2050		3,560	3,783
4.000% due 01/01/2048 - 06/01/2050		2,051	2,189
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2051 - 08/01/2051		5,000	5,209
4.000% due 07/01/2051 - 08/01/2051		127,680	136,075

			186,551

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
1.375% due 11/15/2040		6,800	6,111
1.625% due 11/15/2050		1,900	1,707
1.875% due 02/15/2041 (o)		1,900	1,860
U.S. Treasury Inflation Protected Securities (g)
0.500% due 01/15/2028 (m)		11,906	13,356
2.500% due 01/15/2029		5,720	7,373
3.875% due 04/15/2029 (o)		1,949	2,742
U.S. Treasury Notes
0.125% due 12/15/2023 (m)(o)		7,100	7,064
0.625% due 05/15/2030		7,500	7,012
2.000% due 08/15/2025 (m)(o)		9,500	10,000
2.000% due 11/15/2026 (m)(o)		5,300	5,594
2.250% due 11/15/2025 (o)		200	213
2.875% due 04/30/2025 (m)(o)		4,200	4,556
U.S. Treasury STRIPS
0.000% due 05/15/2026 (a)(m)		1,442	1,378

			68,966

Total United States (Cost $446,415)			456,099

SHORT-TERM INSTRUMENTS 1.2%
ARGENTINA TREASURY BILLS 0.0%
(0.864)% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	92,393	545

ISRAEL TREASURY BILLS 1.2%
(0.018)% due 11/30/2021 - 06/08/2022 (d)(e)	ILS	59,600	18,282

U.S. TREASURY BILLS 0.0%
0.011% due 07/06/2021 (e)(f)		$85	85

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.035% due 09/07/2021 (e)(f)		311	311

Total Short-Term Instruments (Cost $19,291)			19,223

Total Investments in Securities (Cost $1,523,044)			1,586,928

		SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short Asset Portfolio		61,138	613
PIMCO Short-Term Floating NAV Portfolio III		3,352,439	33,058

Total Short-Term Instruments (Cost $33,662)			33,671

Total Investments in Affiliates (Cost $33,662)			33,671

Total Investments 110.5% (Cost $1,556,706)			$1,620,599
Financial Derivative Instruments (l)(n) (1.3)%(Cost or Premiums, net $(3,134))			(19,125)
Other Assets and Liabilities, net (9.2)%			(134,375)

Net Assets 100.0%			$1,467,099

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ			Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)			Security is an Interest Only ("IO") or IO Strip.
(b)			When-issued security.
(c)			Payment in-kind security.
(d)			Coupon represents a weighted average yield to maturity.
(e)			Zero coupon security.
(f)			Coupon represents a yield to maturity.
(g)			Principal amount of security is adjusted for inflation.
(h)			Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)			Contingent convertible security.
(j)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020			$1,900	$1,929	0.13%
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 05/27/2021			1,999	2,038	0.14
Deutsche Bank AG	3.729	01/14/2032	01/11/2021			2,400	2,445	0.17
Morgan Stanley	0.735	02/03/2023	01/30/2020			6,140	6,543	0.45
Oracle Corp.	2.300	03/25/2028	03/22/2021			3,491	3,593	0.24
Oracle Corp.	2.875	03/25/2031	03/22/2021			599	625	0.04
Oracle Corp.	3.950	03/25/2051	03/22/2021			1,597	1,749	0.12

					$18,126		$18,922	1.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond			2.750%	12/01/2048	CAD	5,700	$(5,381)	$(5,535)

United States (8.8)%
U.S. Government Agencies (8.8)%
Uniform Mortgage-Backed Security, TBA			2.000%	07/01/2051		$6,800	(6,874)	(6,853)
Uniform Mortgage-Backed Security, TBA			2.000	08/01/2051		54,250	(54,450)	(54,674)
Uniform Mortgage-Backed Security, TBA			2.500	08/01/2051		31,700	(32,667)	(32,728)
Uniform Mortgage-Backed Security, TBA			3.000	08/01/2051		20,800	(21,690)	(21,669)
Uniform Mortgage-Backed Security, TBA			3.500	08/01/2051		12,200	(12,877)	(12,850)

Total United States							(128,558)	(128,774)

Total Short Sales (9.2)%							$(133,939)	$(134,309)

(1)			Payable for short sales includes $16 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(28,164) at a weighted average interest rate of 0.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)			Securities with an aggregate market value of $311 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	29	$7,236	$(1)	$0	$0
Australia Government 10-Year Bond September Futures	09/2021	68	7,200	30	32	0
Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	900	5	(1)	0	0
Euro-BTP Italy Government Bond September Futures	09/2021	533	95,692	997	468	0
Euro-Buxl 30-Year Bond September Futures	09/2021	26	6,266	111	48	(16)
Japan Government 10-Year Bond September Futures	09/2021	80	109,233	177	29	0
U.S. Treasury 5-Year Note September Futures	09/2021	199	24,563	(59)	12	0
U.S. Treasury 10-Year Note September Futures	09/2021	586	77,645	527	137	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	292	42,983	804	142	0
United Kingdom Long Gilt September Futures	09/2021	48	8,506	83	9	0

$2,668	$877	$(16)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	74	$(6,465)	$14	$0	$(4)
Euro-Bobl September Futures	09/2021	19	(3,022)	(2)	1	(3)
Euro-Bund 10-Year Bond September Futures	09/2021	339	(69,384)	(449)	76	(217)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	87	(16,407)	(63)	6	(48)
Euro-Schatz September Futures	09/2021	385	(51,193)	7	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	6	(1,156)	(56)	0	(7)

$(549)	$83	$(284)

Total Futures Contracts	$2,119	$960	$(300)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	12/20/2024	1.925%	EUR	400	$(2)	$(13)	$(15)	$0	$(1)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.202	$900	16	(9)	7	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.469	EUR	2,000	(36)	107	71	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.502	2,500	(83)	143	60	0	0

$(105)	$228	$123	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,000	$(82)	$(21)	$(103)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	2,100	(200)	(18)	(218)	0	(1)
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	2,500	(61)	(3)	(64)	0	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	42,900	(265)	(303)	(568)	2	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	29,600	(154)	(160)	(314)	2	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	44,700	(336)	(728)	(1,064)	14	0

$(1,098)	$(1,233)	$(2,331)	$18	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$35,000	$824	$78	$902	$6	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$343,600	$(3)	$(122)	$(125)	$0	$(13)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		69,900	0	(20)	(20)	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		9,900	0	(3)	(3)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		13,800	0	(6)	(6)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		49,900	4	(24)	(20)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		35,300	0	(6)	(6)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		10,400	0	1	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		28,300	3	(1)	2	0	(2)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		32,600	0	(7)	(7)	0	(2)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		21,900	0	(3)	(3)	0	(2)

							$4	$(191)	$(187)	$1	$(22)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	09/15/2023	GBP	25,400	$44	$(31)	$13	$13	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026		12,100	25	(21)	4	16	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		15,100	9	39	48	33	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		400	16	(5)	11	0	(1)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	4,030,000	50	(11)	39	0	(5)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	42,100	0	105	105	2	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		112,900	0	277	277	6	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		54,600	0	136	136	3	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		30,500	0	75	75	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		41,200	0	101	101	2	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		571,600	(5)	(701)	(706)	0	(29)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		13,200	0	(23)	(23)	0	(1)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		268,600	(1)	(456)	(457)	0	(14)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		89,900	(135)	214	79	5	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		167,200	(26)	(208)	(234)	0	(9)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	9,100	0	60	60	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		3,200	14	12	26	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		18,400	0	60	60	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	115	53	2	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		11,300	575	(23)	552	16	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		7,500	1	9	10	12	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		21,800	213	17	230	38	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		24,500	(484)	32	(452)	48	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,100	(293)	27	(266)	4	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		5,100	108	349	457	33	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	163	163	17	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/16/2051		1,600	(236)	22	(214)	10	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	950	0	(6)	(6)	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(26)	26	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$57,600	(802)	109	(693)	0	(6)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2022		7,400	(5)	(1)	(6)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		99,600	89	29	118	0	(5)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	(461)	(461)	0	(4)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	(259)	(994)	0	(4)
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	(312)	(312)	0	(5)
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	(333)	(333)	0	(6)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		27,500	708	(538)	170	9	0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		2,150	32	18	50	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		30,500	(636)	(43)	(679)	19	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(1,193)	(659)	0	(13)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		35,100	(281)	(1,368)	(1,649)	37	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,700	(257)	29	(228)	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		48,700	2,869	(6,373)	(3,504)	0	(67)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		14,900	263	(480)	(217)	0	(28)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		18,400	(87)	(1,084)	(1,171)	0	(37)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		41,900	(429)	1,935	1,506	0	(102)
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		3,200	0	77	77	0	(8)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		4,000	0	81	81	0	(11)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		37,860	367	1,899	2,266	0	(96)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		32,040	2,461	(378)	2,083	0	(85)
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		1,630	0	73	73	5	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		5,800	0	(115)	(115)	0	(17)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		6,500	120	413	533	0	(40)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		2,300	(67)	322	255	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,000	2	128	130	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		3,100	11	369	380	0	(21)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		4,500	(52)	(282)	(334)	26	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		11,100	346	1,265	1,611	0	(75)
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		2,200	(16)	(66)	(82)	0	(15)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		11,500	(2,521)	1,011	(1,510)	62	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		200	(35)	10	(25)	1	0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		2,100	(15)	(60)	(75)	0	(14)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		2,200	(17)	(80)	(97)	0	(15)
Receive(7)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		2,250	0	5	5	0	(16)
Receive(7)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		1,650	0	(73)	(73)	0	(12)
Receive(7)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		1,800	0	(98)	(98)	0	(13)
Receive(7)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		1,250	0	(63)	(63)	0	(8)
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		3,300	(137)	(31)	(168)	0	(24)
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		2,000	0	(145)	(145)	0	(15)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		1,150	0	49	49	0	(8)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	67	75	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	151	140	0	(4)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	7,900	(171)	291	120	0	(16)
Pay	6-Month CHF-LIBOR	(0.500)	Annual	09/16/2025	CHF	34,900	37	(183)	(146)	4	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		15,000	262	130	392	8	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	13	13	0	0
Pay(7)	6-Month EUR-EURIBOR	(0.500)	Annual	09/15/2023	EUR	31,200	(31)	(15)	(46)	5	0
Pay(7)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026		135,700	81	(249)	(168)	98	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		107,700	(1,501)	(77)	(1,578)	196	0
Receive(7)	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		1,900	0	(5)	(5)	0	(4)
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		1,500	0	(7)	(7)	0	(3)
Pay(7)	6-Month EUR-EURIBOR	(0.060)	Annual	11/17/2032		4,200	0	(168)	(168)	8	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		800	(71)	52	(19)	0	(2)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		700	33	8	41	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	103	103	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		7,500	(285)	222	(63)	0	(34)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	136	136	0	(4)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(6)	(24)	1	0
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	210,000	31	(7)	24	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031		2,620,000	(257)	69	(188)	0	(4)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,050,000	19	(187)	(168)	7	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		1,160,000	(68)	103	35	0	(20)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	126,100	4	(82)	(78)	0	(9)
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		65,900	2	197	199	23	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/13/2025	MXN	81,600	3	(238)	(235)	9	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	1,850	14	92	106	0	(6)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,550	0	75	75	0	(5)
Receive	UKRPI	3.510	Maturity	11/15/2030		870	0	32	32	0	(3)
Pay	UKRPI	3.740	Maturity	03/15/2031		2,800	1	(1)	0	13	0
Pay	UKRPI	3.700	Maturity	04/15/2031		5,000	56	(116)	(60)	24	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Pay	UKRPI	3.217	Maturity	11/15/2040	3,150	(56)	(453)	(509)	23	0
Pay	UKRPI	3.272	Maturity	11/15/2040	1,100	0	(152)	(152)	8	0
Pay	UKRPI	3.273	Maturity	11/15/2040	1,550	0	(214)	(214)	12	0
Pay	UKRPI	3.340	Maturity	11/15/2040	1,470	0	(159)	(159)	11	0
Receive	UKRPI	3.000	Maturity	11/15/2050	1,300	49	378	427	0	(21)
Receive	UKRPI	3.051	Maturity	11/15/2050	1,100	0	318	318	0	(18)
Receive	UKRPI	3.143	Maturity	11/15/2050	600	0	130	130	0	(10)

$(294)	$(5,464)	$(5,758)	$881	$(1,017)

Total Swap Agreements	$(669)	$(6,582)	$(7,251)	$906	$(1,042)

(m)	Securities with an aggregate market value of $5,553 and cash of $20,387 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	AUD	14,316	$10,778	$41	$0
07/2021	DKK	103,928	16,539	0	(34)
07/2021	MXN	1,407	71	1	0
07/2021	NOK	449,784	52,463	224	0
07/2021	NZD	1,987	1,443	54	0
07/2021	SEK	122,005	14,702	445	0
07/2021	$3,106	CAD	3,826	0	(20)
07/2021	2,672	EUR	2,195	0	(70)
07/2021	3,735	JPY	412,300	0	(24)
08/2021	9,961	AUD	13,227	0	(40)
08/2021	441	CZK	9,185	0	(15)
08/2021	52,471	NOK	449,784	0	(223)
08/2021	1,226	RUB	92,193	25	0
09/2021	HKD	893	$115	0	0
09/2021	$7,896	CNY	50,784	0	(85)
09/2021	20,053	IDR	289,021,354	0	(385)
09/2021	361	PLN	1,369	0	(2)
09/2021	2,003	RUB	146,119	0	(29)
11/2021	1,425	RON	5,825	0	(32)
BPS	07/2021	NZD	8,443	$5,907	6	0
07/2021	$48,775	AUD	62,835	0	(1,652)
07/2021	5,891	EUR	4,954	0	(17)
07/2021	235,105	JPY	25,712,974	0	(3,654)
07/2021	915	NOK	7,870	0	(1)
07/2021	2,698	RUB	201,282	45	0
08/2021	228,612	JPY	25,366,574	0	(219)
08/2021	5,907	NZD	8,443	0	(6)
09/2021	CNH	37,624	$5,791	3	0
09/2021	$1,152	CNH	7,505	3	0
09/2021	6,175	KRW	6,981,842	2	0
09/2021	3,753	MYR	15,611	0	(2)
09/2021	4,446	THB	139,012	0	(110)
11/2021	ILS	2,378	$726	0	(5)
11/2021	MXN	117,505	5,821	24	0
BRC	07/2021	$72,643	SEK	602,212	0	(2,275)
08/2021	1,507	HUF	430,352	0	(56)
08/2021	3,499	MXN	72,509	124	0
08/2021	56,570	SEK	483,642	0	(40)
09/2021	236	PLN	899	0	0
CBK	07/2021	CHF	52,027	$56,513	283	0
07/2021	DKK	60,284	9,561	0	(52)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

	07/2021	JPY	475,400		4,336	57	0
	07/2021	MXN	1,261		63	0	0
	07/2021	PEN	14,037		3,807	174	(17)
	07/2021	RUB	372,387		5,081	6	0
	07/2021		$74,269	CHF	66,591	0	(2,298)
	07/2021		828	DKK	5,210	2	0
	07/2021		65,051	NOK	543,349	0	(1,945)
	07/2021		4,223	PEN	16,187	21	(34)
	07/2021		906	RUB	70,011	48	0
	08/2021	PEN	2,569		$706	37	0
	08/2021		$56,561	CHF	52,027	0	(283)
	08/2021		4,471	COP	16,414,664	0	(105)
	08/2021		1,118	RUB	84,048	22	0
	09/2021	IDR	40,149,800		$2,735	3	0
	09/2021		$3,077	CLP	2,208,800	0	(75)
	09/2021	ZAR	102		$7	0	0
	10/2021	PEN	19,406		5,165	112	(3)
	11/2021	ILS	67,718		20,693	27	(149)
	12/2021	PEN	17,187		4,618	145	0
	01/2022	ILS	18,046		5,567	14	0
	02/2022		16,704		5,107	0	(33)
	04/2022		2,400		739	0	0
	06/2022		11,194		3,453	2	(1)
	08/2022		3,856		1,189	0	(2)
GLM	07/2021	NOK	97,260		11,621	325	0
	07/2021		$1,890	CAD	2,341	0	(2)
	07/2021		16,161	GBP	11,432	0	(348)
	07/2021		1,818	RUB	140,339	94	0
	08/2021		2,215		164,742	26	(6)
	09/2021	CNH	9,449		$1,452	0	(2)
	09/2021	PEN	8,702		2,366	98	0
	09/2021		$6,520	MXN	137,000	299	0
	09/2021		379	PLN	1,439	0	(1)
	09/2021		2,549	RUB	186,801	0	(25)
	11/2021		1,887	PEN	7,072	0	(45)
	02/2022	CAD	1,760		$1,458	38	0
HUS	07/2021		11,234		9,072	9	0
	07/2021	EUR	3,597		4,280	15	0
	07/2021	GBP	13,741		19,100	92	0
	07/2021		$55,628	EUR	45,476	0	(1,705)
	07/2021		989	SEK	8,465	0	0
	08/2021		15,612	GBP	11,279	0	(9)
	08/2021		2,519	RUB	189,663	55	0
	09/2021	CNH	556,654		$86,617	982	0
	09/2021	KRW	2,966,110		2,662	38	0
	09/2021	PEN	7,529		2,038	76	0
	09/2021		$13,455	MXN	282,957	630	0
	09/2021		429	PLN	1,641	2	0
	09/2021		1,050	RUB	76,935	0	(11)
	11/2021	ILS	2,438		$752	2	0
JPM	07/2021	DKK	67,208		10,660	0	(57)
	07/2021		$11,237	DKK	69,860	0	(97)
	07/2021		7,612	NZD	10,430	0	(321)
	08/2021	COP	5,307,006		$1,424	13	0
	08/2021		$713	CZK	14,854	0	(22)
	09/2021		1,486	PLN	5,467	0	(52)
	10/2021	DKK	64,370		$10,351	68	0
	08/2022	ILS	15,217		4,704	5	0
MYI	07/2021	AUD	9,791		7,406	63	0
	07/2021	DKK	11,505		1,887	53	0
	07/2021	GBP	768		1,065	2	0
	07/2021		$12,255	DKK	76,310	0	(87)
	07/2021		757	EUR	636	0	(3)
	07/2021		2,781	GBP	2,004	0	(9)
	07/2021		899	RUB	68,898	40	0
	08/2021		7,407	AUD	9,791	0	(63)
	10/2021	DKK	76,310		$12,277	87	0
RBC	07/2021	CAD	1,222		987	2	0
	07/2021		$1,041	CAD	1,266	0	(20)
SCX	07/2021	JPY	283,300		$2,550	0	0
	07/2021	MXN	31,558		1,576	0	(5)
	07/2021	NOK	4,175		483	0	(2)
	07/2021	SEK	5,030		586	0	(2)
	07/2021		$153,809	EUR	125,726	0	(4,729)
	07/2021		1,501	GBP	1,074	0	(16)
	08/2021		221	CZK	4,603	0	(7)
	08/2021		208,133	EUR	175,390	0	(28)
	12/2021		2,926	SGD	3,874	0	(46)
SOG	07/2021		14,585	DKK	90,822	0	(103)
	07/2021		1,030	RUB	79,969	60	0
	08/2021		1,397		105,401	33	0
	10/2021	DKK	90,822		$14,611	103	0
SSB	07/2021	AUD	12,303		9,519	292	0
	07/2021	CHF	14,933		16,608	469	0
	07/2021		$1,001	CHF	921	0	(5)
TOR	07/2021		91,377	CAD	110,396	0	(2,318)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

	08/2021		94,167		116,607		0	(100)
UAG	07/2021	AUD	47,461		$36,002		408	0
	07/2021	CHF	552		599		3	0
	07/2021		$16,306	AUD	21,036		0	(530)
	07/2021		2,954	RUB	226,546		133	0
	08/2021		36,007	AUD	47,461		0	(407)
	09/2021		1,036	RUB	76,008		0	(9)

Total Forward Foreign Currency Contracts							$6,565	$(25,185)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	07/15/2021	6,000	$90	$8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.648	08/06/2021	5,900	85	18
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	7,700	162	18
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	19,600	248	132
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	17,800	218	119

							$803	$295

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025		EUR	97.000	05/23/2025	2,400	$182	$358
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		1,100	6	0

							$188	$358

Total Purchased Options							$991	$653

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000%	10/20/2021	800	$(4)	$(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	08/18/2021	2,300	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	4,000	(4)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	400	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	3,200	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	09/15/2021	1,600	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	11/17/2021	2,400	(3)	(2)
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,300	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,300	(3)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	2,600	(1)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	2,600	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	07/21/2021	3,300	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	3,600	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	13,800	(19)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	3,100	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	4,400	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	09/15/2021	3,600	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	10/20/2021	2,900	(3)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	11,800	(13)	(7)
CBK	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	10/20/2021	500	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,600	(3)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.950	09/15/2021	2,900	(3)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,900	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,900	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	9,800	(10)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	4,000	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	3,800	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	09/15/2021	5,600	(7)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	11/17/2021	3,600	(4)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	600	(4)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	10/20/2021	1,100	(6)	(5)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	08/18/2021	1,800	(2)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	3,900	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	2,200	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	5,100	(5)	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	300	0	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	3,000	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,300	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,100	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,900	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,800	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	4,800	(5)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	3,800	(4)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	3,200	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,600	(4)	0
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	4,600	(6)	(3)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	400	(1)	0

$(191)	$(63)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	7,545	$(74)	$(95)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	30,800	$(153)	$0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	07/15/2021	6,000	(40)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	07/15/2021	6,000	(50)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.448	08/06/2021	5,900	(39)	(42)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.848	08/06/2021	5,900	(45)	(5)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(345)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	14,700	(19)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	14,700	(19)	(40)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	18,700	(85)	(2)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	10,000	(72)	(3)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	42,400	(376)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	14,800	(20)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	14,800	(20)	(41)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	1,700	(8)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	1,700	(8)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	7,400	(197)	(95)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	36,600	(326)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	29,000	(133)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	800	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	2,600	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	2,600	(6)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	8,200	(122)	(105)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	76,600	(99)	(12)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	76,600	(99)	(209)

$(2,130)	$(945)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	23,250	$(24)	$(3)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	12,500	(12)	(2)

$(36)	$(5)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	2,400	$(11)	$(2)

Total Written Options	$(2,442)	$(1,110)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.031%	$600	$(21)	$15	$0	$(6)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	4,700	(168)	122	0	(46)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	3,900	(96)	24	0	(72)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	2,200	(42)	3	0	(39)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	1,600	(55)	39	0	(16)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	5,800	(146)	39	0	(107)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	2,600	(92)	66	0	(26)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	3,700	(72)	6	0	(66)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	3,200	(113)	82	0	(31)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.031	4,200	(142)	101	0	(41)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	2,200	(55)	14	0	(41)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.086	2,700	(65)	15	0	(50)

$(1,067)	$526	$0	$(541)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Indonesia Government International Bond	1.000%	Quarterly	06/20/2026	0.745%	$400	$4	$1	$5	$0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	1,900	(46)	77	31	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	1,300	(32)	53	21	0
MYC	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2026	0.388	2,800	78	7	85	0

$4	$138	$142	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$(156)	$0	$(88)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	652	654	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	708	668	0

$30	$1,204	$1,322	$(88)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$35,900	$19	$(1,426)	$0	$(1,407)

Total Swap Agreements	$(1,014)	$442	$1,464	$(2,036)

(o)

Securities with an aggregate market value of $18,892 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$374	$0	$374
Australia
Asset-Backed Securities	0	254	0	254
Non-Agency Mortgage-Backed Securities	0	2,460	0	2,460
Sovereign Issues	0	31,931	0	31,931
Austria
Corporate Bonds & Notes	0	243	0	243
Brazil
Corporate Bonds & Notes	0	2,046	0	2,046
Canada
Corporate Bonds & Notes	0	9,960	0	9,960
Non-Agency Mortgage-Backed Securities	0	3,734	0	3,734
Sovereign Issues	0	1,415	0	1,415
Cayman Islands
Asset-Backed Securities	0	64,630	0	64,630
Corporate Bonds & Notes	0	8,482	0	8,482
Non-Agency Mortgage-Backed Securities	0	1,803	0	1,803
China
Sovereign Issues	0	212,651	0	212,651
Denmark
Corporate Bonds & Notes	0	44,229	0	44,229
France
Corporate Bonds & Notes	0	9,465	0	9,465
Sovereign Issues	0	39,016	0	39,016
Germany
Corporate Bonds & Notes	0	37,276	0	37,276
Hong Kong
Corporate Bonds & Notes	0	723	0	723
India
Corporate Bonds & Notes	0	1,434	0	1,434
Ireland
Asset-Backed Securities	0	12,557	0	12,557
Corporate Bonds & Notes	0	2,783	0	2,783
Israel
Sovereign Issues	0	30,385	0	30,385
Italy
Corporate Bonds & Notes	0	19,962	0	19,962
Sovereign Issues	0	23,094	0	23,094
Japan
Corporate Bonds & Notes	0	14,027	0	14,027
Sovereign Issues	0	131,500	0	131,500
Kuwait
Sovereign Issues	0	8,043	0	8,043
Lithuania
Sovereign Issues	0	2,280	0	2,280
Luxembourg
Corporate Bonds & Notes	0	1,199	0	1,199
Malaysia
Corporate Bonds & Notes	0	2,507	0	2,507
Sovereign Issues	0	2,059	0	2,059
Mexico
Sovereign Issues	0	683	0	683
Multinational
Corporate Bonds & Notes	0	2,580	0	2,580
Netherlands
Asset-Backed Securities	0	9,722	0	9,722
Corporate Bonds & Notes	0	6,500	0	6,500
Preferred Securities	0	840	0	840
New Zealand
Sovereign Issues	0	1,160	0	1,160
Norway
Corporate Bonds & Notes	0	1,162	0	1,162
Peru
Sovereign Issues	0	15,583	0	15,583
Qatar
Corporate Bonds & Notes	3,589	0	0	3,589
Sovereign Issues	0	22,601	0	22,601
Romania
Sovereign Issues	0	3,192	0	3,192
Russia
Sovereign Issues	0	2,451	0	2,451
Saudi Arabia
Corporate Bonds & Notes	0	1,997	0	1,997
Sovereign Issues	0	9,959	0	9,959
Singapore
Corporate Bonds & Notes	0	3,827	0	3,827
Slovenia
Sovereign Issues	0	5,820	0	5,820
South Africa
Sovereign Issues	0	1,170	0	1,170
South Korea
Sovereign Issues	0	27,116	0	27,116
Spain
Corporate Bonds & Notes	0	5,248	0	5,248

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Preferred Securities	0	1,040	0	1,040
Sovereign Issues	0	49,402	0	49,402
Supranational
Corporate Bonds & Notes	0	7,368	0	7,368
Switzerland
Corporate Bonds & Notes	0	15,291	0	15,291
United Arab Emirates
Corporate Bonds & Notes	0	1,632	0	1,632
Sovereign Issues	0	1,026	0	1,026
United Kingdom
Corporate Bonds & Notes	0	93,001	0	93,001
Non-Agency Mortgage-Backed Securities	0	75,134	0	75,134
Preferred Securities	0	619	0	619
Sovereign Issues	0	19,371	0	19,371
United States
Asset-Backed Securities	0	38,319	0	38,319
Corporate Bonds & Notes	0	77,731	0	77,731
Loan Participations and Assignments	0	2,721	0	2,721
Non-Agency Mortgage-Backed Securities	7,329	66,519	0	73,848
Preferred Securities	0	7,963	0	7,963
U.S. Government Agencies	0	186,551	0	186,551
U.S. Treasury Obligations	0	68,966	0	68,966
Short-Term Instruments
Argentina Treasury Bills	0	545	0	545
Israel Treasury Bills	0	18,282	0	18,282
U.S. Treasury Bills	0	85	0	85
U.S. Treasury Cash Management Bills	0	311	0	311

	$10,918	$1,576,010	$0	$1,586,928
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,671	$0	$0	$33,671

Total Investments	$44,589	$1,576,010	$0	$1,620,599

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(5,535)	0	(5,535)
United States
U.S. Government Agencies	0	(128,774)	0	(128,774)

	$0	$(134,309)	$0	$(134,309)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	669	1,197	0	1,866
Over the counter	0	8,682	0	8,682

	$669	$9,879	$0	$10,548
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(293)	(1,049)	0	(1,342)
Over the counter	(2)	(28,329)	0	(28,331)

	$(295)	$(29,378)	$0	$(29,673)

Total Financial Derivative Instruments	$374	$(19,499)	$0	$(19,125)

Totals	$44,963	$1,422,202	$0	$1,467,165

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/05/2028 ~		$8,700	$8,670
Advantage Sales & Marketing, Inc. 6.000% - 6.250% (LIBOR03M + 5.250%) due 10/28/2027 ~		9,676	9,787
Allied Universal Holding Co. 4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		4,300	4,318
Altice France S.A. 3.000% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	977	1,143
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		$9,221	9,213
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~		13,930	13,948
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «~(j)		9,584	9,677
Boeing Co. TBD% - 1.369% (LIBOR03M + 1.250%) due 02/07/2022 ~		3,790	3,791
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		4,776	4,782
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		20,550	20,397
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		11,315	11,366
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		99	98
Carnival Corp.
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	12,177	14,791
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$7,940	8,139
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		4,867	4,870
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 «~		31,100	31,203
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,829	3,784
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		7,939	7,887
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		496	498
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~		10,524	10,429
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		17,314	17,201
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~		5,227	5,211
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		12,614	12,624
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		42,837	42,890
Coty, Inc. 2.331% (LIBOR03M + 2.250%) due 04/07/2025 ~		675	650
CSC Holdings LLC 2.573% (LIBOR03M + 2.500%) due 04/15/2027 ~		6,046	6,004
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,462
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		7,946	7,955
Diamond Sports Group LLC 3.360% (LIBOR03M + 3.250%) due 08/24/2026 ~		17,194	10,505
Elanco Animal Health, Inc. 1.842% (LIBOR03M + 1.750%) due 08/02/2027 ~		3,680	3,632
Encina Private Credit LLC TBD% - 4.096% (LIBOR03M + 3.096%) due 11/30/2025 «~µ		35,700	35,700
EW Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~		3,273	3,276
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		3,537	3,517
Genesee & Wyoming, Inc. 2.147% (LIBOR03M + 2.000%) due 12/30/2026 ~		3,555	3,536
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		9,916	9,852
Hilton Grand Vacation LLC TBD% due 05/19/2028		10,000	10,017
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~		3,806	3,853
8.000% (PRIME + 4.750%) due 11/27/2023 ~		17,400	17,676

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		4,985	4,988
Iridium Satellite LLC 3.750% (LIBOR03M + 2.750%) due 11/04/2026 ~		3,634	3,645
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		14,763	14,800
Jazz Financing LUX S.a.r.l. 4.000% (LIBOR03M + 3.500%) due 04/21/2028 ~		3,600	3,618
Jefferies Finance LLC 3.125% (LIBOR03M + 3.000%) due 06/03/2026 ~		17,751	17,696
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	14,920
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		4,532	4,482
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,469	1,466
Nielsen Consumer, Inc. 4.080% (LIBOR03M + 4.000%) due 03/06/2028 ~		4,900	4,915
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	977	1,142
Pacific Gas & Electric Co. 2.327% (LIBOR03M + 2.250%) due 01/03/2022 ~		$10,653	10,560
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		11,152	11,100
Petco Health & Wellness Co. 4.000% due 03/03/2028		14,663	14,657
PPD, Inc. 2.750% (LIBOR03M + 2.250%) due 01/13/2028 ~		998	998
Rackspace Hosting, Inc. 3.500% due 02/15/2028		4,190	4,173
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,160	1,159
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~		5,960	5,946
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,600	2,749
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		6,300	6,288
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		7,400	7,403
SS&C Technologies Holdings Europe S.a.r.l. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,686	1,668
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		6,786	6,720
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		14,122	14,183
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		4,028	4,051
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,685	6,683
USI, Inc. 3.397% (LIBOR03M + 3.250%) due 12/02/2026 ~		3,061	3,038
Western Digital Corp. 1.591% (LIBOR03M + 1.500%) due 02/27/2023 ~		1,400	1,404
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 «~(b)		3,932	845
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		437	422
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		6,169	6,185
Zebra Buyer LLC TBD% due 04/21/2028		4,500	4,520

Total Loan Participations and Assignments (Cost $595,032)			589,776

CORPORATE BONDS & NOTES 68.2%
BANKING & FINANCE 30.1%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		9,900	10,361
3.300% due 01/23/2023		250	259
3.650% due 07/21/2027		5,400	5,772
3.875% due 01/23/2028		1,425	1,526
4.125% due 07/03/2023		14,090	14,957
4.450% due 04/03/2026		2,320	2,549
Agree LP 2.900% due 10/01/2030		3,030	3,171
AIA Group Ltd.
0.655% (US0003M + 0.520%) due 09/20/2021 ~		2,300	2,300
3.200% due 09/16/2040		5,800	6,012
3.900% due 04/06/2028		4,960	5,579
AIB Group PLC
4.263% due 04/10/2025 •		5,900	6,362
4.750% due 10/12/2023		5,000	5,433

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Aircastle Ltd.
2.850% due 01/26/2028		4,000	4,022
4.250% due 06/15/2026		7,100	7,716
4.400% due 09/25/2023		18,000	19,283
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		2,500	2,438
3.000% due 05/18/2051		5,300	5,198
3.450% due 04/30/2025		4,600	5,017
4.300% due 01/15/2026		12,535	14,065
4.900% due 12/15/2030		4,500	5,495
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •(i)		3,700	3,895
Ally Financial, Inc.
3.050% due 06/05/2023		29,500	30,796
4.625% due 03/30/2025		6,800	7,621
8.000% due 11/01/2031		1,600	2,301
Ambac LSNI LLC 6.000% due 02/12/2023 •		11,280	11,287
American Assets Trust LP 3.375% due 02/01/2031		17,000	17,537
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		3,500	3,760
3.625% due 11/15/2027		500	545
3.875% due 01/30/2031		1,000	1,111
American Financial Group, Inc. 3.500% due 08/15/2026		31,350	34,097
American Homes 4 Rent LP
2.375% due 07/15/2031 (a)		2,300	2,266
3.375% due 07/15/2051 (a)		500	490
4.250% due 02/15/2028		13,667	15,373
American Honda Finance Corp. 3.375% due 12/10/2021		60	61
American International Group, Inc.
5.750% due 04/01/2048 •		400	459
6.250% due 05/01/2036		1,200	1,668
American Tower Corp.
1.875% due 10/15/2030		18,200	17,588
2.100% due 06/15/2030		4,500	4,430
2.750% due 01/15/2027		23,000	24,362
2.900% due 01/15/2030		3,400	3,581
2.950% due 01/15/2025		29,200	31,079
2.950% due 01/15/2051		23,800	22,790
3.375% due 05/15/2024		3,400	3,639
3.375% due 10/15/2026		2,100	2,290
3.700% due 10/15/2049		4,200	4,579
3.800% due 08/15/2029		11,030	12,301
3.950% due 03/15/2029		4,970	5,583
4.000% due 06/01/2025		12,700	14,002
4.400% due 02/15/2026		7,481	8,459
Antares Holdings LP 3.950% due 07/15/2026		11,000	11,460
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	14,514
4.125% due 06/30/2051 •		4,900	4,912
Aroundtown S.A. 5.375% due 03/21/2029		1,200	1,437
Assurant, Inc. 4.200% due 09/27/2023		2,000	2,146
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		15,000	15,595
Athene Global Funding 1.424% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,044
Aviation Capital Group LLC
2.875% due 01/20/2022		12,045	12,169
3.500% due 11/01/2027		16,454	17,301
3.875% due 05/01/2023		500	524
4.375% due 01/30/2024		1,700	1,824
4.875% due 10/01/2025		10,591	11,771
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	6,279
3.250% due 02/15/2027		8,600	8,879
3.950% due 07/01/2024		1,235	1,318
4.250% due 04/15/2026		15,600	16,919
5.125% due 10/01/2023		1,500	1,622
5.500% due 01/15/2023		2,525	2,683
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	19,069
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	7,300	8,807
3.625% due 09/24/2024		8,825	10,931
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)		1,200	1,540
Banco Bradesco S.A. 3.200% due 01/27/2025		$15,000	15,452
Banco BTG Pactual S.A.
2.750% due 01/11/2026		5,900	5,757

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 01/10/2025		10,500	11,011
5.500% due 01/31/2023		17,633	18,604
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	9,000	2,420
Banco do Brasil S.A.
4.625% due 01/15/2025		$4,400	4,701
4.750% due 03/20/2024		4,900	5,237
Banco General S.A. 4.125% due 08/07/2027		3,900	4,277
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		18,607	19,931
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(h)(i)		9,000	9,705
Banco Santander Chile 2.700% due 01/10/2025		2,000	2,090
Banco Santander Mexico S.A.
4.125% due 11/09/2022		10,000	10,405
5.375% due 04/17/2025		14,400	16,357
Banco Santander S.A.
1.308% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,461
3.125% due 02/23/2023		600	625
4.379% due 04/12/2028		3,000	3,433
Banco Votorantim S.A. 4.000% due 09/24/2022		900	930
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	15,440
1.898% due 07/23/2031 •		19,100	18,586
2.687% due 04/22/2032 •		17,500	18,016
3.093% due 10/01/2025 •		10,000	10,659
3.593% due 07/21/2028 •		8,000	8,816
3.970% due 03/05/2029 •		18,700	21,102
8.050% due 06/15/2027		12,000	15,542
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,449
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(h)(i)	EUR	2,900	3,831
Bank of New York Mellon Corp. 2.661% due 05/16/2023 •		$120	122
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		6,000	6,600
Barclays Bank PLC 7.625% due 11/21/2022 (i)		8,413	9,179
Barclays PLC
1.007% due 12/10/2024 •		15,000	15,060
1.536% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,722
1.586% (US0003M + 1.430%) due 02/15/2023 ~		10,900	10,981
1.813% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,045
2.375% due 10/06/2023 •	GBP	1,100	1,555
3.200% due 08/10/2021		$3,200	3,210
3.250% due 02/12/2027	GBP	3,000	4,519
4.338% due 05/16/2024 •		$2,200	2,346
4.375% due 01/12/2026		32,965	36,931
4.610% due 02/15/2023 •		17,400	17,847
5.088% due 06/20/2030 •		2,500	2,918
6.125% due 12/15/2025 •(h)(i)		34,550	38,329
7.250% due 03/15/2023 •(h)(i)	GBP	8,765	13,110
7.875% due 09/15/2022 •(h)(i)		500	743
8.000% due 06/15/2024 •(h)(i)		$6,400	7,284
BBVA Bancomer S.A.
1.875% due 09/18/2025		1,000	1,013
4.375% due 04/10/2024		3,100	3,376
5.125% due 01/18/2033 •(i)		5,100	5,328
5.875% due 09/13/2034 •(i)		4,600	5,042
6.750% due 09/30/2022		6,782	7,215
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	15,307
2.800% due 09/30/2050		$5,300	5,304
4.450% due 07/15/2045		2,300	2,840
5.000% due 06/15/2044		3,900	5,212
Block Financial LLC 3.875% due 08/15/2030		20,700	22,398
BNP Paribas S.A.
1.323% due 01/13/2027 •		12,200	12,061
1.904% due 09/30/2028 •		4,800	4,773
3.052% due 01/13/2031 •		4,400	4,645
4.400% due 08/14/2028		14,100	16,270
4.625% due 02/25/2031 •(h)(i)		11,300	11,792
7.000% due 08/16/2028 •(h)(i)		6,000	7,210
7.375% due 08/19/2025 •(h)(i)		1,000	1,166
BOC Aviation Ltd.
2.375% due 09/15/2021		1,500	1,502
2.750% due 09/18/2022		3,200	3,259
3.500% due 01/31/2023		6,645	6,871
3.500% due 10/10/2024		8,800	9,389
BPCE S.A.
1.359% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,391

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.277% due 01/20/2032 •		6,000	5,894
2.700% due 10/01/2029		1,600	1,673
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,600	2,828
Brixmor Operating Partnership LP
1.226% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,020
3.250% due 09/15/2023		5,200	5,467
3.650% due 06/15/2024		2,200	2,371
3.850% due 02/01/2025		5,475	5,960
3.900% due 03/15/2027		300	330
4.125% due 06/15/2026		3,600	4,011
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	6,703
4.000% due 04/01/2024		13,200	14,273
4.850% due 03/29/2029		6,725	7,925
Brown & Brown, Inc. 4.200% due 09/15/2024		1,000	1,097
Camden Property Trust
3.500% due 09/15/2024		800	859
4.100% due 10/15/2028		25	29
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,303
6.500% due 06/17/2022		450	475
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	3,228
CBL & Associates LP 5.950% due 12/15/2026 ^(c)		6,090	3,444
China Construction Bank New Zealand Ltd. 0.885% (US0003M + 0.750%) due 12/20/2021 ~		9,400	9,417
CI Financial Corp.
3.200% due 12/17/2030		12,600	12,945
4.100% due 06/15/2051		3,600	3,770
CIFI Holdings Group Co. Ltd. 6.000% due 07/16/2025		4,200	4,421
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,681
6.125% due 03/09/2028		1,200	1,468
Citigroup, Inc.
1.158% (US0003M + 1.023%) due 06/01/2024 ~		16,000	16,252
2.561% due 05/01/2032 •(j)		4,500	4,584
2.876% due 07/24/2023 •		3,000	3,078
2.900% due 12/08/2021		2,500	2,524
3.200% due 10/21/2026		22,290	24,169
3.400% due 05/01/2026		2,200	2,403
3.700% due 01/12/2026		17,100	18,924
4.075% due 04/23/2029 •		5,260	5,971
8.125% due 07/15/2039		2,786	4,825
CME Group, Inc. 5.300% due 09/15/2043		6,400	9,255
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,544
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		23,450	23,171
4.625% due 05/23/2029	GBP	9,600	15,840
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	1,100	1,136
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	10,082
5.000% due 07/01/2025		13,800	15,554
Credit Agricole S.A.
1.196% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,115
1.247% due 01/26/2027 •		3,800	3,743
7.500% due 06/23/2026 •(h)(i)	GBP	300	494
Credit Suisse AG
2.100% due 11/12/2021		$4,800	4,833
6.500% due 08/08/2023 (i)		38,355	42,460
Credit Suisse Group AG
1.359% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,846
2.593% due 09/11/2025 •		13,400	13,949
3.750% due 03/26/2025		7,700	8,358
3.800% due 06/09/2023		18,000	19,083
4.207% due 06/12/2024 •		44,300	47,201
6.375% due 08/21/2026 •(h)(i)		3,900	4,350
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		7,050	7,338
Crown Castle International Corp.
2.250% due 01/15/2031		24,845	24,550
3.200% due 09/01/2024		6,200	6,625
3.250% due 01/15/2051		16,871	16,828
3.650% due 09/01/2027		2,443	2,697
3.700% due 06/15/2026		4,230	4,659
3.800% due 02/15/2028		14,769	16,421
4.000% due 03/01/2027		3,100	3,474
4.000% due 11/15/2049		4,435	4,952
4.300% due 02/15/2029		8,680	9,997
4.450% due 02/15/2026		15,300	17,305

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CubeSmart LP
3.000% due 02/15/2030		4,225	4,433
4.375% due 02/15/2029		4,600	5,267
CVS Pass-Through Trust 4.704% due 01/10/2036		7,855	8,917
CyrusOne LP 3.450% due 11/15/2029		4,400	4,684
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,200	20,373
Danske Bank A/S 3.244% due 12/20/2025 •		5,000	5,325
Deutsche Bank AG
0.898% due 05/28/2024 (j)		9,500	9,461
1.346% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,389
1.447% due 04/01/2025 •(j)		4,500	4,529
2.129% due 11/24/2026 •(j)		30,800	31,275
2.222% due 09/18/2024 •		14,000	14,384
2.625% due 12/16/2024	GBP	14,300	20,673
3.035% due 05/28/2032 •(j)		$9,350	9,528
3.300% due 11/16/2022		16,315	16,907
3.547% due 09/18/2031 •		26,600	28,345
3.729% due 01/14/2032 •(j)		7,600	7,743
4.250% due 10/14/2021		42,900	43,367
5.625% due 05/19/2031 •	EUR	5,500	7,730
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,745
Discover Financial Services 4.500% due 01/30/2026		$6,900	7,802
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		12,300	13,219
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		467	470
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,257	1,264
Duke Realty LP 3.050% due 03/01/2050		2,000	1,976
E*TRADE Financial Corp. 4.500% due 06/20/2028		11,145	12,922
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,308
Enact Holdings, Inc. 6.500% due 08/15/2025		3,500	3,868
EPR Properties
4.500% due 04/01/2025		7,200	7,714
4.500% due 06/01/2027		9,400	10,035
4.750% due 12/15/2026		8,000	8,683
ERP Operating LP
4.500% due 06/01/2045		400	502
4.625% due 12/15/2021		45	45
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	200	254
Essex Portfolio LP
1.700% due 03/01/2028		$9,500	9,343
2.650% due 03/15/2032		10,100	10,268
3.375% due 04/15/2026		8,400	9,115
3.500% due 04/01/2025		1,875	2,031
3.875% due 05/01/2024		3,900	4,200
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	21,396
4.625% due 04/29/2030		$12,400	14,229
FCE Bank PLC 0.869% due 09/13/2021	EUR	5,000	5,937
Federal Realty Investment Trust 1.250% due 02/15/2026		$10,100	10,036
Fidelity National Financial, Inc.
2.450% due 03/15/2031		3,500	3,494
3.400% due 06/15/2030		1,600	1,726
5.500% due 09/01/2022		22,440	23,703
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,917
4.600% due 11/15/2024		5,115	5,670
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	1,900	2,243
0.157% due 12/01/2024 •		400	462
0.189% due 11/15/2023 •		1,200	1,405
2.330% due 11/25/2025		2,900	3,561
2.386% due 02/17/2026		200	247
3.021% due 03/06/2024		300	374
3.250% due 09/15/2025		2,100	2,673
3.664% due 09/08/2024		$600	631
4.000% due 11/13/2030		500	524
4.535% due 03/06/2025	GBP	3,400	5,050
5.125% due 06/16/2025		$400	441
5.584% due 03/18/2024		600	658
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		16,600	17,264

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Freedom Mortgage Corp.
6.625% due 01/15/2027 (a)		15,000	15,126
7.625% due 05/01/2026		5,700	5,941
8.125% due 11/15/2024		11,880	12,323
8.250% due 04/15/2025		8,400	8,795
GE Capital Funding LLC
3.450% due 05/15/2025		11,900	12,958
4.400% due 05/15/2030		35,900	41,865
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		49,626	59,563
General Motors Financial Co., Inc.
1.457% (US0003M + 1.310%) due 06/30/2022 ~		1,700	1,717
4.200% due 11/06/2021		18,000	18,237
Global Atlantic Fin Co.
3.125% due 06/15/2031		2,100	2,117
4.400% due 10/15/2029		15,800	17,475
Globe Life, Inc. 2.150% due 08/15/2030		23,200	22,848
GLP Capital LP
3.350% due 09/01/2024		2,900	3,080
4.000% due 01/15/2030		3,200	3,439
4.000% due 01/15/2031		600	647
5.250% due 06/01/2025		20,455	23,052
5.300% due 01/15/2029		12,337	14,404
5.750% due 06/01/2028		6,300	7,505
Goldman Sachs Group, Inc.
1.176% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,491
1.181% (US0003M + 1.050%) due 06/05/2023 ~		25,500	25,702
2.615% due 04/22/2032 •		19,000	19,423
3.272% due 09/29/2025 •		110	118
3.691% due 06/05/2028 •		24,100	26,627
3.850% due 01/26/2027		700	772
4.223% due 05/01/2029 •		34,100	38,917
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,798
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,744
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	12,368
Greenland Global Investment Ltd. 6.250% due 12/16/2022		5,800	5,564
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		7,720	8,286
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,430
Guardian Life Global Funding
1.100% due 06/23/2025		4,000	4,016
2.900% due 05/06/2024		4,900	5,199
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,813
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,134
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,946
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,859
4.125% due 03/15/2028		2,200	2,469
4.200% due 04/15/2029		4,000	4,496
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	5,564
3.500% due 09/15/2030		4,900	5,148
3.875% due 04/01/2024		5,600	5,981
4.000% due 06/15/2025		10,277	11,132
HSBC Holdings PLC
1.499% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,542
1.645% due 04/18/2026 •		15,500	15,715
2.013% due 09/22/2028 •		1,000	1,004
2.099% due 06/04/2026 •		24,400	25,093
2.357% due 08/18/2031 •		26,093	26,135
2.633% due 11/07/2025 •		19,500	20,477
2.848% due 06/04/2031 •		26,800	27,843
3.973% due 05/22/2030 •		15,800	17,699
4.000% due 03/09/2026 •(h)(i)		5,300	5,399
4.292% due 09/12/2026 •		9,300	10,357
4.300% due 03/08/2026		37,200	41,990
4.583% due 06/19/2029 •		8,476	9,803
4.600% due 12/17/2030 •(h)(i)		9,500	9,880
4.700% due 03/09/2031 •(h)(i)		4,000	4,160
4.750% due 07/04/2029 •(h)(i)	EUR	9,300	12,503
4.950% due 03/31/2030		$2,300	2,778
5.875% due 09/28/2026 •(h)(i)	GBP	15,800	24,560
6.000% due 09/29/2023 •(h)(i)	EUR	4,535	5,905
6.000% due 05/22/2027 •(h)(i)		$4,800	5,340
6.375% due 09/17/2024 •(h)(i)		1,500	1,661
6.500% due 03/23/2028 •(h)(i)		8,300	9,535

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Hudson Pacific Properties LP
3.250% due 01/15/2030		17,700	18,700
4.650% due 04/01/2029		4,600	5,293
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	3,047
Industrial & Commercial Bank of China Ltd. 0.885% (US0003M + 0.750%) due 12/21/2021 ~		10,300	10,305
ING Groep NV
1.146% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,493
5.750% due 11/16/2026 •(h)(i)		2,600	2,882
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	16,129
2.650% due 09/15/2040		8,000	7,696
3.750% due 12/01/2025		1,600	1,775
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,499
International Lease Finance Corp. 8.625% due 01/15/2022		7,460	7,779
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	532
3.375% due 01/12/2023		5,300	5,520
4.198% due 06/01/2032		3,200	3,286
5.017% due 06/26/2024		6,890	7,500
5.710% due 01/15/2026		10,000	11,318
7.750% due 01/11/2027 •(h)(i)	EUR	4,500	6,546
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$9,600	9,831
3.250% due 01/24/2025		4,700	4,840
JAB Holdings BV 2.200% due 11/23/2030		21,400	20,820
Jefferies Finance LLC 6.250% due 06/03/2026		17,975	18,874
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		6,900	7,070
2.301% due 10/15/2025 •		21,000	21,886
2.580% due 04/22/2032 •		9,600	9,859
2.739% due 10/15/2030 •		6,900	7,228
3.157% due 04/22/2042 •		8,000	8,337
3.509% due 01/23/2029 •		4,535	5,002
3.540% due 05/01/2028 •		10,100	11,111
3.702% due 05/06/2030 •		16,000	17,890
3.782% due 02/01/2028 •		10,000	11,111
4.005% due 04/23/2029 •		21,000	23,771
Kaisa Group Holdings Ltd.
8.500% due 06/30/2022		11,700	11,677
9.375% due 06/30/2024		9,000	8,516
9.750% due 09/28/2023		10,100	9,987
10.875% due 07/23/2023		300	300
11.250% due 04/09/2022		8,100	8,286
11.500% due 01/30/2023		2,800	2,842
11.950% due 10/22/2022		300	309
11.950% due 11/12/2023		10,000	10,263
KBC Group NV 4.250% due 10/24/2025 •(h)(i)	EUR	8,800	11,100
Kennedy-Wilson, Inc.
4.750% due 03/01/2029		$1,400	1,444
5.000% due 03/01/2031		600	618
Kilroy Realty LP
2.500% due 11/15/2032		7,800	7,712
3.050% due 02/15/2030		6,796	7,084
3.450% due 12/15/2024		200	214
3.800% due 01/15/2023		4,800	4,998
4.375% due 10/01/2025		4,600	5,103
KKR Financial Holdings LLC 5.400% due 05/23/2033 «		10,000	10,641
KKR Group Finance Co. LLC 3.500% due 08/25/2050		9,190	9,651
KSA Sukuk Ltd. 2.894% due 04/20/2022		6,100	6,216
KWG Group Holdings Ltd.
6.000% due 01/11/2022		1,600	1,612
6.000% due 09/15/2022		3,400	3,451
7.875% due 09/01/2023		1,700	1,740
KWG Property Holding Ltd. 5.875% due 11/10/2024		3,200	3,228
Lazard Group LLC
3.750% due 02/13/2025		5,583	6,099
4.375% due 03/11/2029		3,046	3,464
4.500% due 09/19/2028		3,500	4,040
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	18,420
Lexington Realty Trust 2.700% due 09/15/2030		2,100	2,138
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	10

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Life Storage LP 3.875% due 12/15/2027		7,080	7,909
Lloyds Bank PLC 7.500% due 04/02/2032 þ		18,200	14,366
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		6,900	7,552
3.750% due 01/11/2027		10,500	11,608
4.375% due 03/22/2028		3,400	3,909
4.450% due 05/08/2025		6,400	7,185
4.947% due 06/27/2025 •(h)(i)	EUR	900	1,180
7.500% due 09/27/2025 •(h)(i)		$8,400	9,849
7.625% due 06/27/2023 •(h)(i)	GBP	5,248	7,963
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	5,002
Marsh & McLennan Cos., Inc.
2.750% due 01/30/2022		$30	30
3.875% due 03/15/2024		800	868
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,760
Mercury General Corp. 4.400% due 03/15/2027		800	904
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,928
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	4,099
MGIC Investment Corp. 5.750% due 08/15/2023		2,000	2,163
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		15,400	15,680
5.750% due 02/01/2027		1,650	1,838
Mid-America Apartments LP
3.750% due 06/15/2024		1,650	1,785
4.300% due 10/15/2023		25,435	27,331
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		6,000	6,143
Mitsubishi UFJ Financial Group, Inc.
1.179% (US0003M + 1.060%) due 09/13/2021 ~		34,857	34,927
1.412% due 07/17/2025		9,000	9,090
2.623% due 07/18/2022		5,315	5,447
2.801% due 07/18/2024		32,000	33,906
2.998% due 02/22/2022		4,000	4,071
3.195% due 07/18/2029		7,000	7,579
3.455% due 03/02/2023		14,100	14,814
Mizuho Financial Group, Inc.
1.005% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,193
1.259% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,211
1.979% due 09/08/2031 •		19,500	19,108
2.201% due 07/10/2031 •		2,500	2,499
2.839% due 09/13/2026		2,800	2,999
2.869% due 09/13/2030 •		12,100	12,732
Morgan Stanley
1.114% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,307
1.382% (US0003M + 1.220%) due 05/08/2024 ~		16,700	17,011
1.593% due 05/04/2027 •		15,200	15,314
1.794% due 02/13/2032 •		47,300	45,489
2.802% due 01/25/2052 •		15,300	15,033
3.622% due 04/01/2031 •		3,600	4,022
7.500% due 04/02/2032 þ(j)		15,800	12,823
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	13,366
3.500% due 03/15/2031		$4,500	4,551
4.625% due 08/01/2029		14,000	15,027
MUFG Bank Ltd. 2.850% due 09/08/2021		13,950	14,017
MUFG Union Bank N.A.
0.757% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,200	1,208
2.100% due 12/09/2022		4,000	4,094
3.150% due 04/01/2022		30	31
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,464
Muthoot Finance Ltd. 4.400% due 09/02/2023		5,500	5,673
Nasdaq, Inc. 2.500% due 12/21/2040		4,000	3,726
National Health Investors, Inc. 3.000% due 02/01/2031		6,500	6,299
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		6,700	6,680
Nationwide Building Society
3.622% due 04/26/2023 •		5,700	5,846
4.363% due 08/01/2024 •		1,600	1,717
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	5,862
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		4,000	4,043
1.697% (US0003M + 1.550%) due 06/25/2024 ~		27,878	28,521

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.000% due 03/08/2023 •	EUR	780	939
3.875% due 09/12/2023		$1,100	1,175
4.800% due 04/05/2026		9,750	11,168
4.892% due 05/18/2029 •		19,700	23,100
6.000% due 12/29/2025 •(h)(i)		22,900	25,581
8.000% due 08/10/2025 •(h)(i)		650	771
8.625% due 08/15/2021 •(h)(i)		20,249	20,442
Navient Corp.
6.500% due 06/15/2022		5,655	5,904
7.250% due 01/25/2022		600	623
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	8,798
New Metro Global Ltd.
4.800% due 12/15/2024		15,622	15,761
5.000% due 08/08/2022		2,000	2,023
6.800% due 08/05/2023		4,900	5,103
7.500% due 12/16/2021		1,000	1,020
New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,554
4.450% due 05/15/2069		3,500	4,405
Newmark Group, Inc. 6.125% due 11/15/2023		7,800	8,595
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,900	1,974
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		4,361	4,367
1.078% (US0003M + 0.890%) due 01/13/2022 ~		2,100	2,105
2.600% due 09/28/2022		9,023	9,213
2.650% due 07/13/2022		2,500	2,542
2.750% due 03/09/2028		15,000	15,151
2.800% due 01/13/2022		4,800	4,855
3.650% due 09/21/2021		1,900	1,913
3.875% due 09/21/2023		700	741
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,501
2.648% due 01/16/2025		1,500	1,577
2.679% due 07/16/2030		4,700	4,781
3.103% due 01/16/2030		15,000	15,765
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		5,000	5,739
Northern Trust Corp. 3.950% due 10/30/2025		70	79
NTT Finance Corp. 1.900% due 07/21/2021		3,650	3,653
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		4,000	4,204
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		21,300	24,342
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		4,600	4,934
4.375% due 08/01/2023		1,581	1,684
4.500% due 04/01/2027		2,600	2,911
4.750% due 01/15/2028		700	790
5.250% due 01/15/2026		600	685
OneMain Finance Corp. 5.375% due 11/15/2029		12,300	13,404
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027		1,900	2,098
Pacific Life Global Funding 1.200% due 06/24/2025		3,300	3,312
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		11,030	11,597
5.250% due 08/15/2022		8,650	9,053
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	3,226
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		2,000	1,930
Physicians Realty LP
3.950% due 01/15/2028		5,400	5,936
4.300% due 03/15/2027		12,200	13,773
Pine Street Trust 4.572% due 02/15/2029		1,000	1,147
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		6,000	7,661
Piper Jaffray Cos.
4.740% due 10/15/2021		9,800	9,849
5.200% due 10/15/2023		12,200	12,230
Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025 (k)		10,000	10,364
6.250% due 08/10/2024		300	311
Pricoa Global Funding 0.800% due 09/01/2025		4,000	3,970
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,945
Protective Life Corp.
3.400% due 01/15/2030		14,600	15,590

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.300% due 09/30/2028		10,900	12,229
Protective Life Global Funding 1.999% due 09/14/2021		14,850	14,906
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	2,135
QNB Finance Ltd. 3.500% due 03/28/2024		10,000	10,681
Radian Group, Inc.
4.500% due 10/01/2024		800	858
6.625% due 03/15/2025		5,600	6,327
Regency Centers LP
2.950% due 09/15/2029		4,200	4,428
3.600% due 02/01/2027		2,200	2,441
3.700% due 06/15/2030		6,800	7,535
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,600	4,928
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,842
2.500% due 10/30/2024		2,800	2,922
2.750% due 01/21/2027		3,600	3,799
3.850% due 09/19/2023		5,500	5,887
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	6,165
Sabra Health Care LP 3.900% due 10/15/2029		2,700	2,858
Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	24,178
4.500% due 07/17/2025		3,650	4,053
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		16,000	16,035
3.373% due 01/05/2024 •		9,600	9,993
4.750% due 09/15/2025		38,261	42,987
4.796% due 11/15/2024 •		15,000	16,408
7.375% due 06/24/2022 •(h)(i)	GBP	2,430	3,555
Santander UK PLC 1.625% due 02/12/2023		$2,000	2,041
SBA Communications Corp. 3.125% due 02/01/2029		8,100	7,829
SBA Tower Trust
1.631% due 11/15/2026		3,800	3,805
1.884% due 07/15/2050		21,000	21,291
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		32,900	34,421
5.250% due 05/23/2023 (i)		7,000	7,426
6.125% due 02/07/2022		31,650	32,707
SBL Holdings, Inc. 5.125% due 11/13/2026		5,000	5,558
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,549
Seazen Group Ltd. 6.000% due 08/12/2024		400	417
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		30,700	31,453
SL Green Operating Partnership LP
1.136% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,202
3.250% due 10/15/2022		1,926	1,983
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	10,989
SLM Corp.
4.200% due 10/29/2025		5,400	5,821
5.125% due 04/05/2022		4,800	4,905
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,800	5,804
3.550% due 04/15/2024		3,700	3,933
4.125% due 07/15/2023		6,000	6,384
Societe Generale S.A.
1.488% due 12/14/2026 •		17,700	17,552
4.750% due 05/26/2026 •(h)(i)		8,000	8,310
Spirit Realty LP
3.200% due 01/15/2027		5,100	5,434
3.200% due 02/15/2031		600	627
4.000% due 07/15/2029		9,354	10,398
4.450% due 09/15/2026		4,100	4,578
Standard Chartered PLC
1.456% due 01/14/2027 •		14,500	14,385
2.819% due 01/30/2026 •		9,200	9,662
3.265% due 02/18/2036 •		10,100	10,142
3.785% due 05/21/2025 •		5,100	5,484
Starwood Property Trust, Inc. 3.625% due 07/15/2026 (a)		2,700	2,724
State Street Corp. 3.776% due 12/03/2024 •		40	43
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	10,886
STORE Capital Corp.
2.750% due 11/18/2030		5,100	5,144

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 03/15/2028		3,400	3,848
4.625% due 03/15/2029		2,800	3,187
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,314
2.696% due 07/16/2024		34,000	35,964
2.750% due 01/15/2030		4,700	4,937
2.778% due 10/18/2022		6,000	6,188
3.102% due 01/17/2023		14,000	14,596
3.202% due 09/17/2029 (i)		6,000	6,400
Sun Communities Operating LP 2.700% due 07/15/2031		4,800	4,810
Sunac China Holdings Ltd.
6.500% due 07/09/2023		21,400	21,804
6.650% due 08/03/2024		6,500	6,533
7.000% due 07/09/2025		10,200	10,035
7.350% due 07/19/2021		1,500	1,502
7.500% due 02/01/2024		2,100	2,147
Synchrony Financial
3.700% due 08/04/2026		4,100	4,481
3.950% due 12/01/2027		5,300	5,913
4.375% due 03/19/2024		6,700	7,296
Synovus Bank 2.289% due 02/10/2023 •		5,000	5,040
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	45,873
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,798	10,525
5.661% due 10/13/2041		3,323	6,173
5.801% due 10/13/2040		6,158	11,450
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$5,500	5,728
Times China Holdings Ltd. 7.625% due 02/21/2022		340	344
Trust Fibra Uno
4.869% due 01/15/2030		2,250	2,483
5.250% due 12/15/2024		2,000	2,225
5.250% due 01/30/2026		5,660	6,382
6.390% due 01/15/2050		1,700	1,995
6.950% due 01/30/2044		1,983	2,426
U.S. Bancorp 3.375% due 02/05/2024		60	64
UBS AG
0.391% (SOFRRATE + 0.360%) due 02/09/2024 ~		7,200	7,232
0.450% due 02/09/2024		4,800	4,777
1.250% due 06/01/2026		1,800	1,796
5.125% due 05/15/2024 (i)		26,030	28,753
7.625% due 08/17/2022 (i)		40,667	43,759
UBS Group AG
2.095% due 02/11/2032 •		7,600	7,452
3.491% due 05/23/2023		16,700	17,156
4.125% due 09/24/2025		10,850	12,113
4.375% due 02/10/2031 •(h)(i)		3,500	3,585
UDR, Inc.
1.900% due 03/15/2033		5,700	5,338
2.950% due 09/01/2026		1,400	1,498
3.200% due 01/15/2030		3,100	3,355
3.500% due 01/15/2028		7,225	7,903
UniCredit SpA
4.086% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,516
7.500% due 06/03/2026 •(h)(i)	EUR	9,200	12,963
7.830% due 12/04/2023		$43,100	49,964
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023		16,000	16,750
VEREIT Operating Partnership LP
2.850% due 12/15/2032		3,400	3,557
3.950% due 08/15/2027		2,200	2,480
4.625% due 11/01/2025		12,500	14,164
4.875% due 06/01/2026		6,299	7,268
Virgin Money UK PLC 4.000% due 09/25/2026 •	GBP	6,800	10,305
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,198
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,605
W R Berkley Corp. 4.000% due 05/12/2050		5,080	5,829
WEA Finance LLC
3.150% due 04/05/2022		2,340	2,375
3.750% due 09/17/2024		6,605	7,072
Wells Fargo & Co.
1.416% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,341
2.164% due 02/11/2026 •		14,500	15,059
2.393% due 06/02/2028 •		41,450	43,016
2.406% due 10/30/2025 •		18,200	19,051
3.000% due 04/22/2026		28,751	30,933
3.196% due 06/17/2027 •		14,670	15,842

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.584% due 05/22/2028 •		38,906	42,890
4.400% due 06/14/2046		1,250	1,511
Weyerhaeuser Co.
4.000% due 11/15/2029		6,991	7,985
4.000% due 04/15/2030		8,363	9,526
7.125% due 07/15/2023		2,026	2,289
7.350% due 07/01/2026		2,000	2,513
7.375% due 03/15/2032		20,059	28,972
7.950% due 03/15/2025		12,479	15,293
8.500% due 01/15/2025		12,449	15,544
9.000% due 10/01/2021		1,500	1,531
WP Carey, Inc.
4.000% due 02/01/2025		7,000	7,644
4.250% due 10/01/2026		9,100	10,234
4.600% due 04/01/2024		9,164	10,015
XLIT Ltd. 4.450% due 03/31/2025		1,800	2,021
Yango Justice International Ltd.
7.500% due 04/15/2024		2,200	2,126
10.250% due 03/18/2022		2,050	2,065

			5,792,869

INDUSTRIALS 29.9%
21Vianet Group, Inc. 7.875% due 10/15/2021		2,600	2,606
7-Eleven, Inc.
0.612% (US0003M + 0.450%) due 08/10/2022 ~		9,900	9,905
0.800% due 02/10/2024		14,200	14,170
0.950% due 02/10/2026		19,910	19,563
1.300% due 02/10/2028		20,600	19,914
1.800% due 02/10/2031		38,000	36,374
2.800% due 02/10/2051		16,000	14,954
AbbVie, Inc.
0.799% (US0003M + 0.650%) due 11/21/2022 ~		10,000	10,073
2.300% due 11/21/2022		9,100	9,342
2.850% due 05/14/2023		6,185	6,439
3.200% due 05/14/2026		8,843	9,595
3.850% due 06/15/2024		1,854	2,012
4.250% due 11/21/2049		8,500	10,204
4.700% due 05/14/2045		700	873
5.000% due 12/15/2021		1,043	1,053
Adani Transmission Ltd. 4.000% due 08/03/2026		3,075	3,232
Adecoagro S.A. 6.000% due 09/21/2027		2,950	3,118
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		6,600	6,970
Adventist Health System 2.952% due 03/01/2029		3,000	3,167
Aetna, Inc.
2.750% due 11/15/2022		35	36
2.800% due 06/15/2023		6,253	6,510
Air Canada Pass-Through Trust
3.300% due 07/15/2031		4,709	4,779
3.600% due 09/15/2028		3,482	3,548
4.125% due 11/15/2026		6,503	6,710
5.250% due 10/01/2030		3,936	4,278
Aker BP ASA
3.000% due 01/15/2025		8,450	8,884
3.750% due 01/15/2030		9,000	9,722
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		10,761	11,934
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	5,165
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		11,900	11,386
3.150% due 02/09/2051		15,000	14,791
3.250% due 02/09/2061		5,800	5,633
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		15,460	16,455
ALROSA Finance S.A. 4.650% due 04/09/2024		8,300	8,984
Altice France S.A.
3.375% due 01/15/2028	EUR	2,500	2,895
5.500% due 01/15/2028		$1,400	1,455
Amdocs Ltd. 2.538% due 06/15/2030		23,450	23,477
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,562	3,629
3.150% due 08/15/2033		15,890	16,426
3.200% due 12/15/2029		7,837	8,014
3.350% due 04/15/2031		15,831	16,141
3.375% due 11/01/2028		6,806	6,777
3.575% due 07/15/2029		2,883	2,944
3.600% due 03/22/2029		3,053	3,167

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.600% due 04/15/2031		3,099	3,072
3.650% due 02/15/2029		4,106	4,241
3.700% due 04/01/2028		6,282	6,399
4.000% due 01/15/2027		2,196	2,141
American Airlines, Inc. 5.500% due 04/20/2026		5,965	6,323
Amgen, Inc. 4.663% due 06/15/2051		7,404	9,568
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	8,597
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		5,352	6,574
4.900% due 02/01/2046		19,100	24,218
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		1,500	1,835
5.450% due 01/23/2039		18,860	24,925
5.550% due 01/23/2049		5,700	7,847
Anthem, Inc. 3.650% due 12/01/2027		10,100	11,315
AP Moller - Maersk A/S
3.875% due 09/28/2025		12,900	14,184
4.500% due 06/20/2029		8,000	9,271
Apple, Inc. 2.550% due 08/20/2060		11,700	10,947
Ashtead Capital, Inc.
4.000% due 05/01/2028		8,945	9,426
4.250% due 11/01/2029		3,300	3,572
Autodesk, Inc. 3.600% due 12/15/2022		3,000	3,108
Bacardi Ltd.
4.450% due 05/15/2025		4,500	5,008
4.700% due 05/15/2028		19,600	22,848
5.150% due 05/15/2038		10,500	13,024
BAE Systems PLC 3.400% due 04/15/2030		4,000	4,352
Baidu, Inc.
1.720% due 04/09/2026		4,400	4,445
3.500% due 11/28/2022		3,000	3,114
4.375% due 05/14/2024		8,100	8,825
4.375% due 03/29/2028		9,800	11,161
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027		1,615	1,766
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	3,460
BAT Capital Corp. 2.726% due 03/25/2031		23,300	23,027
Bayer U.S. Finance LLC
2.750% due 07/15/2021		170	170
3.000% due 10/08/2021		10,957	11,036
4.375% due 12/15/2028		47,300	54,243
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		700	718
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		4,550	4,544
4.500% due 11/15/2026		6,300	6,621
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	15,700	21,786
Berry Global, Inc.
1.570% due 01/15/2026		$8,000	8,013
4.875% due 07/15/2026		3,700	3,920
Black Knight InfoServ LLC 3.625% due 09/01/2028		1,100	1,096
Boardwalk Pipelines LP 3.400% due 02/15/2031		19,000	20,185
BOC Aviation USA Corp. 1.625% due 04/29/2024		4,800	4,841
Boeing Co.
1.433% due 02/04/2024		25,000	25,068
2.196% due 02/04/2026		12,100	12,218
2.300% due 08/01/2021		2,900	2,904
3.625% due 02/01/2031		8,500	9,151
5.150% due 05/01/2030		33,100	39,227
5.705% due 05/01/2040		21,000	27,085
5.805% due 05/01/2050		20,000	26,977
5.930% due 05/01/2060		30,000	41,504
Bombardier, Inc.
6.000% due 10/15/2022		3,000	3,010
6.125% due 01/15/2023		9,100	9,603
7.125% due 06/15/2026		7,500	7,862
7.500% due 12/01/2024		2,200	2,302
Boston Scientific Corp. 2.650% due 06/01/2030		33,700	34,889
Boyne USA, Inc. 4.750% due 05/15/2029		7,000	7,242
BRF S.A. 4.875% due 01/24/2030		3,000	3,154

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

British Airways Pass-Through Trust
3.300% due 06/15/2034	9,070	9,259
3.350% due 12/15/2030	896	899
4.250% due 05/15/2034	356	384
4.625% due 12/20/2025	850	897
Broadcom Corp. 3.875% due 01/15/2027	2,388	2,640
Broadcom, Inc.
2.450% due 02/15/2031	38,900	38,257
2.600% due 02/15/2033	3,800	3,720
3.459% due 09/15/2026	8,890	9,688
3.469% due 04/15/2034	4,482	4,745
4.110% due 09/15/2028	91,993	103,579
4.150% due 11/15/2030	3,500	3,929
4.300% due 11/15/2032	5,170	5,894
4.750% due 04/15/2029	700	815
5.000% due 04/15/2030	23,059	27,232
Cablevision Lightpath LLC 3.875% due 09/15/2027	4,100	4,066
Caesars Entertainment, Inc.
6.250% due 07/01/2025	7,000	7,429
8.125% due 07/01/2027	2,000	2,227
Caesars Resort Collection LLC
5.250% due 10/15/2025	12,300	12,469
5.750% due 07/01/2025	3,700	3,903
Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,494
3.302% due 01/15/2035	4,300	4,622
3.402% due 01/15/2038	10,600	11,237
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	15,526
CCO Holdings LLC
4.250% due 02/01/2031	4,700	4,794
4.500% due 06/01/2033	3,200	3,278
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,126	2,477
Centene Corp.
2.450% due 07/15/2028 (a)	3,500	3,552
4.625% due 12/15/2029	4,300	4,734
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	10,012
2.800% due 04/01/2031	2,900	2,968
3.700% due 04/01/2051	5,000	4,957
3.750% due 02/15/2028	24,300	26,820
3.850% due 04/01/2061	30,100	29,616
3.900% due 06/01/2052	31,700	32,370
4.200% due 03/15/2028	1,600	1,813
4.464% due 07/23/2022	25,265	26,160
4.800% due 03/01/2050	13,400	15,419
4.908% due 07/23/2025	10,435	11,829
5.125% due 07/01/2049	17,200	20,521
5.375% due 04/01/2038	7,900	9,722
5.375% due 05/01/2047	6,985	8,574
5.750% due 04/01/2048	15,590	19,877
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	40,500	44,278
5.125% due 06/30/2027	22,635	26,344
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	4,708
China Mengniu Dairy Co. Ltd. 2.500% due 06/17/2030	8,200	8,202
Chobani LLC 4.625% due 11/15/2028	700	727
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,623
Cigna Corp. 1.074% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,926
Cimarex Energy Co. 4.375% due 06/01/2024	6,217	6,769
Citrix Systems, Inc.
1.250% due 03/01/2026	3,200	3,162
3.300% due 03/01/2030	13,080	13,777
4.500% due 12/01/2027	9,449	10,718
Comcast Corp.
2.800% due 01/15/2051	35,300	34,024
3.250% due 11/01/2039	3,500	3,729
3.750% due 04/01/2040	27,000	30,484
CommonSpirit Health 2.760% due 10/01/2024	12,200	12,853
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	4,924
5.625% due 03/15/2027	4,200	4,489
6.000% due 01/15/2029	1,200	1,286
6.625% due 02/15/2025	2,650	2,806
8.000% due 03/15/2026	3,100	3,344

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	21,730
Constellation Brands, Inc. 3.700% due 12/06/2026	2,037	2,267
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)	4,563	1,164
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	1,334	1,419
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	2,600	2,662
CoStar Group, Inc. 2.800% due 07/15/2030	12,100	12,312
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,009
4.241% due 07/15/2048	11,900	13,461
CSC Holdings LLC 5.750% due 01/15/2030	2,100	2,184
CSN Inova Ventures 6.750% due 01/28/2028	2,900	3,211
CSN Resources S.A. 4.625% due 06/10/2031	13,400	13,706
CVS Health Corp.
3.875% due 07/20/2025	24,620	27,193
4.300% due 03/25/2028	20,793	23,906
4.780% due 03/25/2038	200	246
5.050% due 03/25/2048	2,000	2,603
5.125% due 07/20/2045	1,185	1,544
CVS Pass-Through Trust
4.163% due 08/11/2036	332	370
5.789% due 01/10/2026	46	50
5.926% due 01/10/2034	360	435
6.036% due 12/10/2028	2,205	2,584
8.353% due 07/10/2031	337	442
D.R. Horton, Inc. 5.750% due 08/15/2023	12,030	13,200
DAE Funding LLC
1.550% due 08/01/2024	9,200	9,199
1.625% due 02/15/2024	15,100	15,345
2.625% due 03/20/2025	13,400	13,669
3.375% due 03/20/2028	6,100	6,255
5.000% due 08/01/2024	3,800	3,912
5.250% due 11/15/2021	2,142	2,161
Daimler Finance North America LLC 1.056% (US0003M + 0.900%) due 02/15/2022 ~	5,300	5,329
DaVita, Inc. 4.625% due 06/01/2030	26,775	27,564
DCP Midstream Operating LP 5.625% due 07/15/2027	3,700	4,219
Dell International LLC
4.000% due 07/15/2024	17,665	19,222
4.900% due 10/01/2026	21,022	24,285
5.300% due 10/01/2029	9,700	11,714
5.450% due 06/15/2023	40,200	43,623
5.850% due 07/15/2025	9,740	11,436
6.020% due 06/15/2026	20,803	24,986
6.100% due 07/15/2027	2,718	3,334
6.200% due 07/15/2030	12,617	16,237
Delta Air Lines, Inc.
2.900% due 10/28/2024	10,076	10,258
3.750% due 10/28/2029	4,200	4,198
3.800% due 04/19/2023	3,282	3,408
4.750% due 10/20/2028	2,700	3,004
7.000% due 05/01/2025	22,400	26,156
7.375% due 01/15/2026	43,165	50,681
Devon Energy Corp. 5.250% due 09/15/2024	8,000	8,917
Diamond Sports Group LLC 6.625% due 08/15/2027	400	197
Diamondback Energy, Inc. 4.750% due 05/31/2025	3,500	3,945
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,416
3.900% due 11/15/2049	3,700	4,007
eBay, Inc. 1.900% due 03/11/2025	8,500	8,791
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	7,784
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,269
5.400% due 02/01/2027	2,000	2,134
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,959	2,033
Enbridge, Inc.
0.655% (US0003M + 0.500%) due 02/18/2022 ~	35,000	35,089
2.500% due 08/01/2033	15,000	15,040
4.250% due 12/01/2026	10,000	11,278

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

6.250% due 03/01/2078 •		8,700	9,509
Energy Transfer LP
3.900% due 07/15/2026		5,861	6,405
4.250% due 03/15/2023		1,700	1,784
4.750% due 01/15/2026		7,050	7,944
5.000% due 10/01/2022		850	886
5.150% due 03/15/2045		1,250	1,449
5.350% due 05/15/2045		2,600	3,024
5.800% due 06/15/2038		6,230	7,768
5.950% due 10/01/2043		1,000	1,253
6.050% due 06/01/2041		6,400	8,143
6.125% due 12/15/2045		1,500	1,915
6.500% due 02/01/2042		3,600	4,681
6.625% due 10/15/2036		290	387
7.500% due 07/01/2038		4,302	6,076
Entergy Louisiana LLC 3.120% due 09/01/2027		4,300	4,692
Enterprise Products Operating LLC
4.250% due 02/15/2048		2,485	2,851
4.450% due 02/15/2043		6,890	8,173
4.875% due 08/16/2077 •		9,900	9,721
5.375% due 02/15/2078 •		10,400	10,840
5.700% due 02/15/2042		10,002	13,470
EQM Midstream Partners LP
4.000% due 08/01/2024		15,360	15,802
4.750% due 07/15/2023		876	916
EQT Corp. 3.000% due 10/01/2022		551	563
ERAC USA Finance LLC 2.600% due 12/01/2021		288	290
Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,996
Expedia Group, Inc.
2.950% due 03/15/2031		9,250	9,392
3.250% due 02/15/2030		10,900	11,396
3.600% due 12/15/2023		4,300	4,574
6.250% due 05/01/2025		8,034	9,352
Fairstone Financial, Inc. 7.875% due 07/15/2024		13,308	13,920
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	5,300
Fiserv, Inc.
3.500% due 07/01/2029		3,000	3,304
4.200% due 10/01/2028		4,905	5,642
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	37,429
Flex Ltd. 4.875% due 06/15/2029		18,100	20,911
Ford Foundation 2.815% due 06/01/2070		7,500	7,566
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		12,500	13,467
Fox Corp. 4.709% due 01/25/2029		1,820	2,138
Freeport Minerals Corp. 9.500% due 06/01/2031		200	297
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		9,900	9,673
Gap, Inc. 8.625% due 05/15/2025		1,200	1,318
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		2,000	2,004
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	5,600	8,259
4.950% due 03/23/2027		$4,700	5,261
5.150% due 02/11/2026		5,900	6,651
General Electric Co.
3.450% due 05/15/2024		535	573
3.450% due 05/01/2027		4,800	5,279
5.550% due 01/05/2026		36,039	42,779
6.875% due 01/10/2039		431	646
Georgia-Pacific LLC 8.000% due 01/15/2024		800	948
Global Medical Response, Inc. 6.500% due 10/01/2025		3,285	3,386
Global Payments, Inc. 3.200% due 08/15/2029		10,772	11,546
goeasy Ltd. 5.375% due 12/01/2024		1,500	1,552
Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		10,000	10,918
6.125% due 05/15/2029		2,600	3,091
Guara Norte SARL 5.198% due 06/15/2034		3,438	3,589
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	3,240

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Hawaiian Airlines Pass-Through Certificates 7.375% due 09/15/2027		14,799	16,880
HCA, Inc.
3.500% due 07/15/2051		5,000	5,007
4.125% due 06/15/2029		16,300	18,368
4.750% due 05/01/2023		2,650	2,841
5.000% due 03/15/2024		12,404	13,711
5.125% due 06/15/2039		1,000	1,252
5.250% due 06/15/2026		30	35
Hess Corp. 7.875% due 10/01/2029		3,600	4,913
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,100	3,065
3.750% due 05/01/2029		8,750	8,849
4.000% due 05/01/2031		6,200	6,263
4.875% due 01/15/2030		6,500	6,952
5.375% due 05/01/2025		500	528
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		13,550	13,872
Humana, Inc. 3.150% due 12/01/2022		5,000	5,157
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	982
4.200% due 05/01/2030		3,200	3,663
Huntsman International LLC 4.500% due 05/01/2029		22,900	26,067
Hyatt Hotels Corp.
3.135% (US0003M + 3.000%) due 09/01/2022 ~		28,800	28,910
5.375% due 04/23/2025		3,000	3,389
5.750% due 04/23/2030		3,900	4,739
Hyundai Capital America
0.875% due 06/14/2024		5,400	5,378
1.150% due 11/10/2022		8,000	8,057
1.500% due 06/15/2026		14,200	14,105
2.000% due 06/15/2028		21,700	21,551
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,700	2,050
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$3,700	4,049
IHS Markit Ltd.
3.625% due 05/01/2024		900	968
4.125% due 08/01/2023		5,900	6,309
4.250% due 05/01/2029		18,342	21,262
4.750% due 02/15/2025		1,500	1,683
4.750% due 08/01/2028		1,000	1,183
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,425
3.500% due 07/26/2026		8,700	9,326
3.750% due 07/21/2022		11,755	12,064
3.875% due 07/26/2029		18,600	20,194
Industrias Penoles S.A.B. de C.V. 4.150% due 09/12/2029		1,000	1,088
Infor, Inc. 1.750% due 07/15/2025		8,900	9,092
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	5,637
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	7,357
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		9,000	8,960
3.268% due 11/15/2040		1,400	1,439
Jaguar Land Rover Automotive PLC
2.200% due 01/15/2024	EUR	1,464	1,736
5.875% due 11/15/2024		3,400	4,440
JetBlue Pass-Through Trust
2.750% due 11/15/2033		$7,196	7,419
4.000% due 05/15/2034		387	428
Kansas City Southern 4.950% due 08/15/2045		1,631	2,074
Kinder Morgan Energy Partners LP
6.500% due 02/01/2037		491	675
6.550% due 09/15/2040		3,300	4,650
6.950% due 01/15/2038		600	860
7.300% due 08/15/2033		7,335	10,370
7.400% due 03/15/2031		500	694
7.500% due 11/15/2040		5,500	8,160
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	1,237
5.550% due 06/01/2045		1,300	1,686
5.625% due 11/15/2023		2,100	2,315
7.750% due 01/15/2032		16,050	23,046
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,400	2,453
Kraft Heinz Foods Co.
5.000% due 06/04/2042		10,400	12,723
6.500% due 02/09/2040		1,258	1,752

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

6.875% due 01/26/2039		20,000	28,802
7.125% due 08/01/2039		7,120	10,426
Las Vegas Sands Corp.
2.900% due 06/25/2025		8,300	8,652
3.200% due 08/08/2024		121,510	127,592
3.500% due 08/18/2026		19,100	20,321
Legacy LifePoint Health LLC 4.375% due 02/15/2027		100	101
Leidos, Inc.
2.300% due 02/15/2031		16,750	16,385
4.375% due 05/15/2030		9,100	10,348
Lennar Corp. 4.750% due 11/29/2027		900	1,041
Lenovo Group Ltd.
3.421% due 11/02/2030		6,000	6,283
5.875% due 04/24/2025		8,600	9,741
Level 3 Financing, Inc.
3.400% due 03/01/2027		670	712
3.750% due 07/15/2029		3,900	3,798
3.875% due 11/15/2029		7,600	8,149
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	6,762
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		700	704
6.500% due 05/15/2027		18,300	20,364
Lundin Energy Finance BV 3.100% due 07/15/2031		9,700	9,819
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	9,660
Marathon Oil Corp. 3.850% due 06/01/2025		6,791	7,400
Marriott International, Inc.
3.125% due 10/15/2021		4,200	4,204
3.500% due 10/15/2032		9,700	10,317
3.600% due 04/15/2024		5,500	5,869
3.750% due 03/15/2025		1,475	1,585
4.150% due 12/01/2023		12,200	13,090
4.500% due 10/01/2034		6,099	6,924
4.625% due 06/15/2030		6,100	7,031
5.750% due 05/01/2025		1,100	1,270
Marvell Technology, Inc. 4.875% due 06/22/2028		10,800	12,496
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	219
McDonald's Corp. 2.625% due 09/01/2029		4,100	4,314
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		22,575	23,134
5.250% due 04/26/2026		18,800	19,526
5.375% due 12/04/2029		13,300	14,073
5.750% due 07/21/2028		18,950	20,040
MGM China Holdings Ltd.
5.250% due 06/18/2025		11,655	12,146
5.375% due 05/15/2024		16,200	16,680
5.875% due 05/15/2026		12,100	12,720
Micron Technology, Inc. 5.327% due 02/06/2029		6,400	7,741
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,200	2,425
Mitchells & Butlers Finance PLC 0.531% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	763	993
Moody's Corp.
3.250% due 05/20/2050		$11,450	12,006
4.875% due 02/15/2024		1,500	1,649
MPLX LP
4.500% due 04/15/2038		9,900	11,375
4.900% due 04/15/2058		2,600	3,119
6.875% due 02/15/2023 •(h)		7,800	7,984
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,843
4.200% due 11/29/2023		13,500	14,488
National Fuel Gas Co. 2.950% due 03/01/2031		9,100	9,170
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	16,878
4.875% due 04/15/2028		$1,700	1,978
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,100	2,188
Newcrest Finance Pty. Ltd.
3.250% due 05/13/2030		783	842
4.200% due 05/13/2050		2,500	2,871
5.750% due 11/15/2041		2,500	3,318
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	4,656
3.043% due 09/15/2023		$20,000	20,868
3.201% due 09/17/2028	EUR	2,600	3,496

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.522% due 09/17/2025		$8,400	8,976
4.345% due 09/17/2027		17,100	18,812
4.810% due 09/17/2030		200	226
Norfolk Southern Corp. 4.100% due 05/15/2121		4,200	4,619
Northwest Airlines Pass-Through Trust 6.264% due 05/20/2023		237	236
NVR, Inc.
3.000% due 05/15/2030		38,014	40,366
3.950% due 09/15/2022		4,000	4,132
NXP BV
3.875% due 06/18/2026		6,700	7,428
4.300% due 06/18/2029		7,685	8,824
4.625% due 06/01/2023		8,100	8,709
4.875% due 03/01/2024		2,600	2,864
5.350% due 03/01/2026		4,800	5,604
Occidental Petroleum Corp.
1.606% (US0003M + 1.450%) due 08/15/2022 ~		5,000	4,977
2.900% due 08/15/2024		8,000	8,190
5.550% due 03/15/2026		100	111
6.950% due 07/01/2024		2,679	3,027
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (f)(h)		276	4
0.000% due 08/02/2021 (f)(h)		3,303	45
ONE Gas, Inc. 0.850% due 03/11/2023		3,600	3,602
ONEOK Partners LP
5.000% due 09/15/2023		7,200	7,778
6.125% due 02/01/2041		1,700	2,194
6.200% due 09/15/2043		3,450	4,555
Oracle Corp.
2.875% due 03/25/2031 (j)		6,900	7,182
4.000% due 07/15/2046		11,000	11,949
4.000% due 11/15/2047		3,700	4,043
4.100% due 03/25/2061 (j)		6,600	7,334
Organon Finance 1 LLC
2.875% due 04/30/2028	EUR	12,500	15,055
5.125% due 04/30/2031		$3,600	3,713
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023		8,600	9,240
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	19,372
3.900% due 02/01/2024		3,100	3,326
4.125% due 08/01/2023		7,800	8,322
4.875% due 07/11/2022		1,700	1,774
PerkinElmer, Inc. 3.300% due 09/15/2029		8,700	9,430
Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		13,300	13,601
4.375% due 03/15/2026		2,200	2,424
Petra Diamonds U.S. Treasury PLC (10.500% PIK) 10.500% due 03/08/2026 (b)		2,009	1,974
Petroleos Mexicanos
6.500% due 01/23/2029		14,300	14,736
6.750% due 09/21/2047		2,500	2,216
6.840% due 01/23/2030		34,500	35,595
6.950% due 01/28/2060		2,495	2,211
7.690% due 01/23/2050		6,192	5,968
PetSmart, Inc. 4.750% due 02/15/2028		3,100	3,224
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		300	317
Phillips 66 0.900% due 02/15/2024		13,900	13,919
Phillips 66 Partners LP 3.605% due 02/15/2025		65	70
Pioneer Natural Resources Co.
4.450% due 01/15/2026		17,588	19,845
7.200% due 01/15/2028		4,497	5,814
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,000	3,252
Prosus NV
3.680% due 01/21/2030		2,500	2,674
3.832% due 02/08/2051		7,300	6,820
4.027% due 08/03/2050		1,200	1,158
PulteGroup, Inc. 5.000% due 01/15/2027		2,500	2,930
Qatar Petroleum 3.125% due 07/12/2041 (a)		22,200	22,118
Quanta Services, Inc. 2.900% due 10/01/2030		3,400	3,530
QVC, Inc.
4.375% due 03/15/2023		6,400	6,757
4.450% due 02/15/2025		7,535	8,064
4.850% due 04/01/2024		3,374	3,671
5.450% due 08/15/2034		10,600	11,087

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Radiate Holdco LLC 4.500% due 09/15/2026		2,000	2,075
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		769	883
Raytheon Technologies Corp.
3.750% due 11/01/2046		5,000	5,656
4.050% due 05/04/2047		1,800	2,120
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		15,900	15,086
RELX Capital, Inc. 3.000% due 05/22/2030		1,700	1,818
Rockies Express Pipeline LLC
3.600% due 05/15/2025		10,200	10,403
4.800% due 05/15/2030		3,100	3,106
Rolls-Royce PLC
3.625% due 10/14/2025		7,264	7,371
4.625% due 02/16/2026	EUR	1,000	1,296
5.750% due 10/15/2027		$5,400	5,955
5.750% due 10/15/2027	GBP	1,400	2,125
Royalty Pharma PLC 1.750% due 09/02/2027		$13,750	13,543
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		6,066	7,012
5.625% due 04/15/2023		1,200	1,290
5.625% due 03/01/2025		5,300	6,062
5.750% due 05/15/2024		8,410	9,442
5.875% due 06/30/2026		10,705	12,679
6.250% due 03/15/2022		7,000	7,181
Sands China Ltd.
3.800% due 01/08/2026		15,600	16,719
4.375% due 06/18/2030		4,000	4,339
4.600% due 08/08/2023		7,200	7,670
5.125% due 08/08/2025		23,300	26,091
5.400% due 08/08/2028		8,400	9,762
Santos Finance Ltd. 3.649% due 04/29/2031		20,000	20,496
Sasol Financing USA LLC 5.875% due 03/27/2024		250	268
Saudi Arabian Oil Co. 2.250% due 11/24/2030		6,000	5,900
Scripps Escrow, Inc. 3.875% due 01/15/2029		1,000	993
Seagate HDD Cayman
4.091% due 06/01/2029		667	684
4.125% due 01/15/2031		5,585	5,704
SF Holding Investment Ltd. 2.875% due 02/20/2030		12,400	12,670
Shift4 Payments LLC 4.625% due 11/01/2026		700	732
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		65	68
SK Hynix, Inc.
1.000% due 01/19/2024		7,100	7,064
2.375% due 01/19/2031		5,000	4,879
Smith & Nephew PLC 2.032% due 10/14/2030		6,900	6,758
Southwest Airlines Co. 4.750% due 05/04/2023		18,870	20,249
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		1,091	1,111
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,975
3.950% due 06/15/2023		11,010	11,093
4.600% due 06/15/2028		19,281	18,944
5.500% due 01/15/2025		1,100	1,172
7.500% due 04/15/2025		8,600	9,205
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		1,091	1,073
4.100% due 10/01/2029		2,189	2,293
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		888	893
4.738% due 03/20/2025		17,906	19,258
SRS Distribution, Inc. 6.125% due 07/01/2029		2,600	2,682
Standard Industries, Inc.
3.375% due 01/15/2031		1,600	1,534
4.375% due 07/15/2030		19,150	19,805
4.750% due 01/15/2028		5,800	6,078
5.000% due 02/15/2027		8,900	9,228
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •		2,400	2,560
Station Casinos LLC 4.500% due 02/15/2028		3,100	3,159
Stryker Corp. 1.950% due 06/15/2030		12,550	12,425

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Studio City Finance Ltd.
5.000% due 01/15/2029	12,900	13,042
6.500% due 01/15/2028	10,500	11,274
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	12,700	13,154
Suntory Holdings Ltd. 2.550% due 06/28/2022	3,800	3,875
Syneos Health, Inc. 3.625% due 01/15/2029	1,500	1,487
Syngenta Finance NV
3.125% due 03/28/2022	700	711
4.441% due 04/24/2023	10,900	11,513
4.892% due 04/24/2025	5,500	6,100
5.182% due 04/24/2028	37,273	42,631
Sysco Corp. 5.650% due 04/01/2025	16,700	19,357
T-Mobile USA, Inc.
2.050% due 02/15/2028	12,500	12,724
2.550% due 02/15/2031	22,100	22,409
2.875% due 02/15/2031	3,600	3,577
3.000% due 02/15/2041	40,700	40,300
3.300% due 02/15/2051	36,500	36,485
3.600% due 11/15/2060	5,700	5,810
3.875% due 04/15/2030	22,350	25,060
TEGNA, Inc. 4.625% due 03/15/2028	1,300	1,350
Tencent Holdings Ltd.
2.390% due 06/03/2030	22,600	22,543
3.595% due 01/19/2028	1,500	1,644
3.680% due 04/22/2041	6,300	6,767
3.975% due 04/11/2029	40,300	45,001
Tenet Healthcare Corp. 6.750% due 06/15/2023	3,700	4,042
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021	4,127	4,163
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	480	484
3.650% due 11/10/2021	12,754	12,803
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	3,391	3,390
Textron, Inc. 2.450% due 03/15/2031	4,325	4,337
Thomson Reuters Corp. 3.350% due 05/15/2026	6,600	7,188
Time Warner Cable LLC 4.500% due 09/15/2042	9,000	10,032
Times Square Hotel Trust 8.528% due 08/01/2026	403	439
TransCanada PipeLines Ltd.
4.250% due 05/15/2028	40	46
5.600% due 03/31/2034	5,258	6,660
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030	2,900	3,143
7.850% due 02/01/2026	12,066	15,339
TransDigm, Inc. 8.000% due 12/15/2025	3,000	3,250
Transocean Guardian Ltd. 5.875% due 01/15/2024	6,416	6,253
Transocean Pontus Ltd. 6.125% due 08/01/2025	1,378	1,395
Transocean, Inc. 7.250% due 11/01/2025	3,800	3,320
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031	10,450	10,532
Travel + Leisure Co. 4.625% due 03/01/2030	5,700	5,897
Trimble, Inc. 4.900% due 06/15/2028	9,200	10,800
Trinity Acquisition PLC 4.400% due 03/15/2026	35	40
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	2,864	2,687
Twitter, Inc. 3.875% due 12/15/2027	1,000	1,064
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	327	330
4.625% due 12/03/2026	373	376
7.125% due 04/22/2025	1,047	1,106
Unigel Luxembourg S.A. 8.750% due 10/01/2026	8,900	9,661
United Airlines Pass-Through Trust
2.700% due 11/01/2033	4,469	4,497
2.875% due 04/07/2030	17,799	18,223
3.100% due 01/07/2030	1,186	1,253
3.100% due 04/07/2030	4,156	4,207
3.450% due 01/07/2030	9,132	9,309

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 09/01/2031		1,493	1,567
3.700% due 09/01/2031		3,269	3,340
4.150% due 02/25/2033		10,111	11,099
5.875% due 04/15/2029		36,068	40,095
UnitedHealth Group, Inc. 2.900% due 05/15/2050		9,500	9,613
Univision Communications, Inc. 5.125% due 02/15/2025		6,700	6,856
Vale Overseas Ltd.
3.750% due 07/08/2030		8,500	9,061
6.250% due 08/10/2026		14,500	17,462
6.875% due 11/21/2036		4,996	6,854
6.875% due 11/10/2039		3,600	5,041
Valero Energy Corp. 4.350% due 06/01/2028		5,584	6,359
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,735
Viking Cruises Ltd. 13.000% due 05/15/2025		7,200	8,485
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	506
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		2,800	262
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	8,015
5.250% due 05/15/2029		1,000	1,462
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$15,700	15,445
VMware, Inc.
2.950% due 08/21/2022		8,500	8,722
3.900% due 08/21/2027		16,145	17,956
4.500% due 05/15/2025		12,042	13,461
4.650% due 05/15/2027		13,038	14,979
4.700% due 05/15/2030		24,482	28,993
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~		3,200	3,206
1.108% (US0003M + 0.940%) due 11/12/2021 ~		7,700	7,726
3.350% due 05/13/2025		16,100	17,382
Walt Disney Co.
2.200% due 01/13/2028		2,500	2,593
2.650% due 01/13/2031		33,200	34,880
3.500% due 05/13/2040		13,400	14,965
Weir Group PLC 2.200% due 05/13/2026		17,400	17,487
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		2,600	2,782
Western Digital Corp. 4.750% due 02/15/2026		7,600	8,455
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		27,733	32,212
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	7,310
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,367
3.700% due 09/15/2026		11,375	12,311
3.700% due 03/15/2028		6,100	6,556
4.500% due 03/04/2029		10,000	11,212
WRKCo, Inc. 3.900% due 06/01/2028		3,700	4,182
Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	6,129
5.125% due 12/15/2029		4,800	4,956
5.500% due 01/15/2026		11,500	12,068
5.500% due 10/01/2027		54,220	56,576
5.625% due 08/26/2028		5,700	5,960
Yara International ASA 4.750% due 06/01/2028		16,500	19,462
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,868	3,159
Yingde Gases Investment Ltd. 6.250% due 01/19/2023		1,100	1,128
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		5,100	5,215
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		11,422	12,398
3.550% due 03/20/2030		5,900	6,463
3.700% due 03/19/2023		1,000	1,052
Zoetis, Inc. 3.250% due 02/01/2023		80	83

			5,750,853

UTILITIES 8.2%
AEP Texas, Inc. 2.100% due 07/01/2030		8,200	8,050

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

AES Corp.
3.300% due 07/15/2025		10,200	10,916
3.950% due 07/15/2030		10,200	11,186
American Transmission Systems, Inc. 5.250% due 01/15/2022		4,275	4,378
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	8,438
3.350% due 05/15/2050		3,750	4,024
AT&T, Inc.
1.044% (US0003M + 0.890%) due 02/15/2023 ~		3,925	3,971
2.550% due 12/01/2033		2,306	2,287
2.750% due 06/01/2031		36,700	38,187
3.500% due 06/01/2041		65,000	67,640
3.500% due 09/15/2053		2,167	2,180
3.550% due 09/15/2055		23,160	23,271
3.650% due 06/01/2051		47,750	49,699
3.650% due 09/15/2059		38,575	39,178
3.800% due 12/01/2057		6,670	6,962
3.850% due 06/01/2060		33,750	35,648
4.300% due 02/15/2030		29,979	34,678
Azure Power Energy Ltd. 5.500% due 11/03/2022		3,219	3,271
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		9,000	9,570
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	2,312
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024		1,500	1,653
Black Hills Corp.
2.500% due 06/15/2030		10,400	10,604
3.875% due 10/15/2049		5,500	5,965
Clearway Energy Operating LLC 3.750% due 02/15/2031		5,500	5,480
Cleco Corporate Holdings LLC 3.743% due 05/01/2026		12,005	13,117
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	4,497
Drax Finco PLC 6.625% due 11/01/2025		3,200	3,314
Duke Energy Carolinas LLC
2.450% due 08/15/2029		16,100	16,785
2.950% due 12/01/2026		160	173
3.200% due 08/15/2049		500	525
6.050% due 04/15/2038		1,227	1,736
Duke Energy Florida LLC 3.200% due 01/15/2027		1,100	1,203
Duke Energy Ohio, Inc. 6.900% due 06/01/2025		6,800	8,203
Duquesne Light Holdings, Inc.
2.532% due 10/01/2030		5,700	5,611
3.616% due 08/01/2027		15,400	16,732
Edison International
3.125% due 11/15/2022		3,500	3,606
5.750% due 06/15/2027		11,400	12,986
Electricite de France S.A. 4.875% due 01/22/2044		500	631
Emera U.S. Finance LP 4.750% due 06/15/2046		15,000	17,846
Enel Finance International NV
2.875% due 05/25/2022		10,000	10,221
3.625% due 05/25/2027		14,262	15,684
4.250% due 09/14/2023		2,500	2,695
Entergy Corp.
1.900% due 06/15/2028		5,900	5,897
2.400% due 06/15/2031		3,800	3,797
2.800% due 06/15/2030		2,400	2,502
3.750% due 06/15/2050		1,000	1,099
Evergy Metro, Inc. 2.250% due 06/01/2030		1,800	1,835
Exelon Corp. 4.050% due 04/15/2030		7,300	8,323
Exelon Generation Co. LLC
5.750% due 10/01/2041		2,579	3,045
6.250% due 10/01/2039		990	1,224
FirstEnergy Corp.
2.250% due 09/01/2030		5,550	5,328
4.400% due 07/15/2027		6,205	6,755
4.750% due 03/15/2023		1,000	1,056
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,000	17,665
6.000% due 11/27/2023		17,900	19,754
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	18,800	22,270
2.950% due 01/27/2029		$18,600	18,272
3.000% due 06/29/2027		5,100	5,188
3.250% due 02/25/2030		21,600	21,555

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Georgia Power Co.
2.650% due 09/15/2029	9,800	10,294
3.250% due 03/15/2051	16,500	16,688
3.700% due 01/30/2050	4,200	4,571
Greenko Investment Co. 4.875% due 08/16/2023	4,000	4,068
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	24,300	26,229
India Green Power Holdings 4.000% due 02/22/2027	5,000	5,029
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	8,150	8,779
ITC Holdings Corp. 2.950% due 05/14/2030	1,800	1,898
Jersey Central Power & Light Co. 4.300% due 01/15/2026	19,250	21,323
Metropolitan Edison Co. 3.500% due 03/15/2023	1,500	1,553
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,816
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	7,400	7,526
3.900% due 04/01/2024	39,000	40,813
4.625% due 04/01/2029	3,155	3,356
Mississippi Power Co. 3.950% due 03/30/2028	14,300	16,105
Narragansett Electric Co. 3.395% due 04/09/2030	3,100	3,400
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	4,836
5.650% due 05/01/2079 •	5,000	5,823
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	9,828
NiSource, Inc. 3.490% due 05/15/2027	25	28
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	16,482	17,287
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	62	62
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	3,023	1,553
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	2,886	2,864
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	16,897	4,076
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)	7,500	7,734
ONEOK, Inc.
2.750% due 09/01/2024	8,300	8,747
4.550% due 07/15/2028	26,835	30,638
4.950% due 07/13/2047	9,972	11,732
5.200% due 07/15/2048	3,985	4,891
6.000% due 06/15/2035	700	882
6.350% due 01/15/2031	8,600	11,132
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	12,500	12,526
1.750% due 06/16/2022	8,700	8,697
2.500% due 02/01/2031	7,500	7,040
2.950% due 03/01/2026	3,900	3,994
3.000% due 06/15/2028	8,100	8,149
3.150% due 01/01/2026	14,901	15,380
3.300% due 03/15/2027	5,300	5,493
3.300% due 12/01/2027	27,516	28,314
3.300% due 08/01/2040	2,700	2,444
3.400% due 08/15/2024	200	210
3.450% due 07/01/2025	19,655	20,613
3.500% due 06/15/2025	5,800	6,087
3.500% due 08/01/2050	13,050	11,648
3.750% due 07/01/2028	15,079	15,816
3.750% due 08/15/2042	2,600	2,377
3.850% due 11/15/2023	745	781
4.250% due 08/01/2023	1,600	1,696
4.250% due 03/15/2046	2,100	2,006
4.500% due 07/01/2040	2,900	2,906
4.500% due 12/15/2041	4,300	4,199
4.550% due 07/01/2030	7,800	8,350
4.600% due 06/15/2043	4,900	4,878
4.650% due 08/01/2028	17,000	18,732
4.750% due 02/15/2044	5,700	5,782
4.950% due 07/01/2050	6,165	6,351
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	1,093
4.150% due 04/15/2025	2,600	2,810
6.150% due 10/01/2038	1,600	2,100
Petrobras Global Finance BV
5.093% due 01/15/2030	12,900	14,097

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.600% due 01/03/2031	17,100	19,173
5.999% due 01/27/2028	5,000	5,750
6.750% due 01/27/2041	2,500	2,969
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	4,444
3.640% due 11/01/2046	1,500	1,623
Plains All American Pipeline LP 2.850% due 01/31/2023	5,402	5,545
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	1,200	1,206
Puget Energy, Inc. 4.100% due 06/15/2030	12,300	13,789
ReNew Power Synthetic 6.670% due 03/12/2024	11,100	11,680
Rio Oil Finance Trust
8.200% due 04/06/2028	17,280	20,010
9.750% due 01/06/2027	9,666	11,442
San Diego Gas & Electric Co.
1.700% due 10/01/2030	13,900	13,433
4.100% due 06/15/2049	9,500	11,484
Sempra Energy 3.400% due 02/01/2028	2,840	3,124
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	941
Southern California Edison Co.
1.200% due 02/01/2026	7,200	7,152
2.500% due 06/01/2031	7,600	7,625
2.850% due 08/01/2029	8,000	8,316
2.950% due 02/01/2051	12,000	10,905
3.650% due 02/01/2050	2,000	2,004
3.700% due 08/01/2025	8,800	9,593
3.900% due 12/01/2041	1,100	1,139
3.900% due 03/15/2043	6,100	6,393
4.000% due 04/01/2047	15,600	16,439
4.650% due 10/01/2043	600	691
4.875% due 03/01/2049	8,468	10,052
6.650% due 04/01/2029	8,039	10,044
Southern California Gas Co. 2.550% due 02/01/2030	2,200	2,276
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	11,373
3.250% due 06/15/2026	5,475	5,942
3.875% due 11/15/2025	2,300	2,536
4.400% due 05/30/2047	5,154	6,083
Sprint Corp.
7.125% due 06/15/2024	600	693
7.250% due 09/15/2021	9,881	10,048
7.625% due 02/15/2025	1,200	1,427
7.875% due 09/15/2023	3,700	4,208
State Grid Overseas Investment Ltd. 1.625% due 08/05/2030	5,600	5,334
Systems Energy Resources, Inc. 2.140% due 12/09/2025	13,800	13,959
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,725
Toledo Edison Co. 2.650% due 05/01/2028	13,600	13,997
Transcanada Trust 5.300% due 03/15/2077 •	22,550	23,981
Transocean Proteus Ltd. 6.250% due 12/01/2024	550	557
Verizon Communications, Inc.
0.750% due 03/22/2024	2,600	2,612
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~	17,100	17,423
2.100% due 03/22/2028	5,300	5,415
Vistra Operations Co. LLC 3.550% due 07/15/2024	4,575	4,834
Vodafone Group PLC 5.125% due 06/04/2081 •	26,100	26,394
WEC Energy Group, Inc. 1.800% due 10/15/2030	2,700	2,593

		1,576,184

Total Corporate Bonds & Notes (Cost $12,443,883)		13,119,906

MUNICIPAL BONDS & NOTES 0.0%
FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,729
2.154% due 07/01/2030	6,200	6,326

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $7,900)		8,055

U.S. GOVERNMENT AGENCIES 2.7%
Freddie Mac
5.992% due 11/25/2055 «~	3,372	2,054
9.092% due 03/25/2029 •	497	531
Ginnie Mae, TBA
2.000% due 07/01/2051	18,000	18,333
2.500% due 08/01/2051	41,500	42,873
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	197	209
3.500% due 07/01/2046	2,502	2,701
4.000% due 08/01/2049	435	464
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2051 - 08/01/2051	105,000	110,538
4.000% due 07/01/2051 - 08/01/2051	320,800	341,831

Total U.S. Government Agencies (Cost $521,407)		519,534

U.S. TREASURY OBLIGATIONS 25.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	312,980	281,266
1.375% due 08/15/2050 (k)	128,612	108,461
1.625% due 11/15/2050 (k)	25,804	23,183
1.875% due 02/15/2041 (k)	333,300	326,374
2.000% due 02/15/2050	167,900	165,001
2.250% due 05/15/2041	163,533	170,202
2.250% due 08/15/2049	56,544	58,594
2.375% due 11/15/2049	163,160	173,791
2.500% due 02/15/2045	41,640	45,065
2.500% due 02/15/2046	89,225	96,684
2.500% due 05/15/2046	93,508	101,332
2.875% due 08/15/2045	27,317	31,587
2.875% due 05/15/2049 (k)	260,686	305,339
3.000% due 05/15/2042	2,650	3,103
3.000% due 02/15/2049 (k)	237,819	284,798
3.125% due 02/15/2042	74,170	88,503
3.125% due 08/15/2044	70,025	84,060
3.375% due 05/15/2044	151,284	188,685
U.S. Treasury Notes
0.375% due 03/31/2022 (m)	98,100	98,318
0.375% due 01/31/2026 (m)	147,600	144,665
0.625% due 05/15/2030	18,080	16,903
0.625% due 08/15/2030 (k)	84,220	78,476
0.750% due 05/31/2026 (k)	147,673	146,842
0.750% due 01/31/2028 (m)(o)	44,000	42,847
0.875% due 11/15/2030 (k)	415,500	395,179
1.125% due 02/15/2031 (k)	531,700	516,248
1.250% due 04/30/2028	77,000	77,253
1.500% due 02/15/2030 (k)	330,448	333,765
1.625% due 11/30/2026 (m)(o)	50,000	51,791
2.875% due 05/15/2028 (m)	117,968	131,078
2.875% due 08/15/2028	103,266	114,871
3.125% due 11/15/2028 (m)	231,454	261,887

Total U.S. Treasury Obligations (Cost $4,842,053)		4,946,151

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets Trust 1.056% due 10/25/2046 •	1,847	1,512
American Home Mortgage Investment Trust 1.921% due 11/25/2045 ^•	669	417
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	493	493
Banc of America Funding Trust
0.222% due 01/25/2037 •	7,221	6,536
0.473% due 10/20/2036 •	1,444	1,217
0.492% due 05/25/2037 ^•	384	356
0.653% due 06/20/2047 •	1,083	1,002
2.787% due 06/20/2037 ~	4,542	4,458
5.750% due 01/25/2037	3,255	3,161
6.000% due 03/25/2037	1,486	1,351
45.551% due 07/25/2047 ^•	818	1,606
Banc of America Mortgage Trust 3.251% due 10/25/2035 ~	787	774
BCAP LLC Trust
0.532% due 05/25/2047 ^•	795	827
3.293% due 07/26/2036 ~	139	131
6.000% due 07/26/2037 ~	407	409
Bear Stearns Adjustable Rate Mortgage Trust 3.341% due 06/25/2047 ^~	2,440	2,443
Bear Stearns ALT-A Trust
0.412% due 08/25/2036 •	571	542
2.794% due 04/25/2035 ~	12,362	12,167

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.326% due 03/25/2036 ^~	209	182
3.389% due 08/25/2036 ^~	996	657
Chase Mortgage Finance Trust 6.000% due 06/25/2037	3,203	2,149
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 0.772% due 08/25/2037 •	412	392
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.372% due 01/25/2035 •	595	607
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	4,618	4,639
3.252% due 03/25/2037 ^~	309	294
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	944	731
Countrywide Alternative Loan Trust
0.283% due 09/20/2046 •	1,782	1,621
0.302% due 04/25/2047 •	1,560	1,174
0.303% due 09/20/2046 •	2,094	1,729
0.412% due 07/25/2036 •	397	458
0.432% due 11/25/2036 «•	1	0
0.442% due 05/25/2037 ^•	736	249
0.472% due 09/25/2046 ^•	1,945	1,886
1.466% due 08/25/2035 ^•	2,019	1,829
5.500% due 07/25/2035	1,339	1,275
5.500% due 01/25/2036	1,129	1,001
6.000% due 03/25/2036 ^	953	655
6.000% due 05/25/2036 ^	95	64
6.000% due 06/25/2037	1,669	1,176
6.500% due 12/25/2036 ^	393	260
Credit Suisse Commercial Mortgage Trust 1.040% due 06/15/2034 •	7,100	7,088
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	8,292	8,123
Credit Suisse Mortgage Capital Certificates
2.858% due 06/26/2037 ~	3,076	3,100
3.324% due 04/28/2037 ~	1,516	1,552
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~	5,989	6,042
3.023% due 12/26/2059 ~	1,995	2,008
3.100% due 05/27/2037 ~	3,779	2,791
3.322% due 10/25/2058 ~	1,192	1,201
Extended Stay America Trust 1.155% due 07/15/2038 •(a)	56,500	56,800
GSR Mortgage Loan Trust 0.532% due 08/25/2046 •	20,732	7,181
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •	2,789	2,622
0.593% due 01/19/2036 •	2,166	1,592
3.655% due 06/19/2036 ^~	753	487
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	121	117
IndyMac Mortgage Loan Trust 0.572% due 07/25/2035 •	8,703	8,461
JP Morgan Alternative Loan Trust
3.313% due 05/25/2037 ^~	955	892
6.810% due 08/25/2036 ^þ	1,512	1,475
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	156	154
Merrill Lynch Mortgage Investors Trust 2.309% due 05/25/2033 ~	5	5
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	406	170
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	18	19
Morgan Stanley Resecuritization Trust 0.632% due 12/26/2046 •	5,342	5,349
MortgageIT Mortgage Loan Trust 0.492% due 04/25/2036 •	4,883	4,050
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 ^þ	1,007	386
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	47,931	50,018
2.750% due 11/25/2059 ~	31,394	32,510
4.500% due 05/25/2058 ~	10,900	11,836
Residential Accredit Loans, Inc. Trust
0.452% due 05/25/2036 •	1,188	1,112
0.472% due 08/25/2036 ^•	897	900
0.512% due 04/25/2046 •	6,673	2,633
1.023% due 10/25/2037 ~	5,138	4,955
3.021% due 07/25/2035 ~	201	197
4.300% due 01/25/2036 ^~	1,422	1,260
4.301% due 09/25/2035 ^~	63	54
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 08/25/2036 ^•	750	583
3.146% due 05/25/2036 ^~	1,236	1,033
3.231% due 02/25/2036 ^~	106	95

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,326
Wachovia Mortgage Loan Trust LLC 2.447% due 05/20/2036 ^~	349	361
WaMu Mortgage Pass-Through Certificates Trust 3.233% due 07/25/2037 ^~	412	416
Washington Mutual Mortgage Pass-Through Certificates Trust
0.956% due 11/25/2046 ^•	1,196	1,035
6.000% due 07/25/2036	235	206
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	138	138

Total Non-Agency Mortgage-Backed Securities (Cost $285,282)		294,763

ASSET-BACKED SECURITIES 2.6%
Aames Mortgage Investment Trust 1.292% due 06/25/2035 •	2,143	2,151
AASET Trust 3.967% due 05/16/2042	2,669	2,644
Accredited Mortgage Loan Trust 0.352% due 09/25/2036 •	2,507	2,471
ACE Securities Corp. Home Equity Loan Trust
0.252% due 08/25/2036 ^•	1,648	535
0.292% due 12/25/2036 •	5,407	2,034
1.037% due 05/25/2035 •	5,500	5,350
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	3,359	2,880
Argent Securities Trust
0.202% due 09/25/2036 •	1,793	769
0.632% due 05/25/2036 •	1,413	537
0.652% due 04/25/2036 •	6,822	3,069
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.852% due 02/25/2036 •	2,595	2,376
Asset-Backed Funding Certificates Trust 0.222% due 01/25/2037 •	4,493	3,555
Asset-Backed Securities Corp. Home Equity Loan Trust 1.967% due 09/25/2034 •	1,194	1,235
Assurant CLO Ltd. 1.141% due 10/20/2031 •	8,200	8,200
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	1,552	1,563
Bear Stearns Asset-Backed Securities Trust
0.322% due 11/25/2036 •	6,743	6,346
0.442% due 12/25/2035 ^•	296	177
1.092% due 08/25/2035 •	135	102
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,344	4,356
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(a)	22,500	22,500
Carrington Mortgage Loan Trust 0.342% due 10/25/2036 •	2,762	2,519
Catamaran CLO Ltd. 1.444% due 04/22/2030 •	24,375	24,390
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •	3,500	3,561
Citigroup Mortgage Loan Trust
0.292% due 01/25/2037 •	10,747	6,026
0.612% due 03/25/2036 •	1,587	1,538
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 ^•	1,388	1,363
0.312% due 09/25/2047 ^•	505	485
0.322% due 05/25/2037 •	2,900	2,760
0.572% due 03/25/2036 •	1,437	1,395
Countrywide Asset-Backed Certificates Trust 0.832% due 08/25/2047 •	3,288	3,236
Credit-Based Asset Servicing & Securitization Trust 0.242% due 11/25/2036 •	1,316	790
ECAF Ltd.
3.473% due 06/15/2040	305	295
4.947% due 06/15/2040	5,885	5,544
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •	4,688	4,700
Encina Business Credit LLC 5.394% due 12/05/2025	510	510
Fremont Home Loan Trust
0.242% due 01/25/2037 •	1,619	916
0.432% due 02/25/2037 •	2,017	1,029
GSAA Home Equity Trust
0.392% due 07/25/2036 •	53,834	18,977
0.412% due 05/25/2036 •	35,319	12,082
0.602% due 01/25/2036 •	14,786	13,846
3.078% due 03/25/2036 ~	1,437	815
GSAMP Trust
0.232% due 09/25/2036 •	78,832	37,228
0.252% due 01/25/2037 •	3,338	2,455
0.262% due 01/25/2037 •	12,267	12,011

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Home Equity Loan Trust 0.432% due 04/25/2037 •	3,100	2,623
Home Equity Mortgage Loan Asset-Backed Trust 0.842% due 10/25/2035 •	4,238	4,202
JP Morgan Mortgage Acquisition Trust
0.392% due 07/25/2036 •	8,826	8,541
6.080% due 08/25/2036 þ	1,483	1,058
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,900	3,767
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	10,241	10,188
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	5,292	5,342
Lehman XS Trust 0.452% due 06/25/2036 •	257	249
Long Beach Mortgage Loan Trust
0.252% due 09/25/2036 •	14,822	6,006
0.332% due 09/25/2036 •	4,688	1,935
0.452% due 03/25/2046 •	6,122	5,418
MAPS Ltd. 4.212% due 05/15/2043	5,296	5,314
MASTR Asset-Backed Securities Trust
0.572% due 03/25/2036 •	2,911	2,352
0.812% due 12/25/2034 •	9,888	9,637
0.842% due 10/25/2035 ^•	1,301	1,290
Merrill Lynch Mortgage Investors Trust
0.352% due 03/25/2037 •	9,119	8,479
0.542% due 02/25/2047 •	5,943	4,256
0.842% due 09/25/2035 •	1,009	995
3.960% due 02/25/2037 ^þ	11,129	2,146
METAL LLC 4.581% due 10/15/2042	8,206	7,351
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 10/25/2036 •	1,134	677
0.242% due 11/25/2036 •	1,684	1,238
0.242% due 12/25/2036 •	814	543
0.242% due 02/25/2037 •	4,397	2,643
0.272% due 02/25/2037 •	12,353	5,509
0.292% due 02/25/2037 •	576	349
0.312% due 10/25/2036 •	1,239	748
0.322% due 02/25/2037 •	4,707	2,116
0.342% due 08/25/2036 •	6,843	4,438
0.712% due 12/25/2035 •	595	590
1.342% due 07/25/2037 •	2,100	2,033
Morgan Stanley Home Equity Loan Trust
0.192% due 04/25/2037 •	263	173
0.442% due 04/25/2037 •	1,254	848
1.037% due 05/25/2035 •	729	730
New Century Home Equity Loan Trust
0.252% due 08/25/2036 •	11,372	11,114
0.797% due 02/25/2036 •	6,100	5,521
NovaStar Mortgage Funding Trust
0.242% due 03/25/2037 •	1,223	598
0.302% due 01/25/2037 •	4,766	2,134
0.592% due 10/25/2036 •	1,272	1,006
Option One Mortgage Loan Trust 0.232% due 01/25/2037 •	4,721	3,301
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(a)	31,500	31,500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.827% due 08/25/2035 •	4,855	4,878
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •	684	679
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	11,556	6,533
Residential Asset Mortgage Products Trust 0.552% due 12/25/2035 •	8,864	8,020
RR Ltd. 1.534% due 01/15/2033 •	15,500	15,550
S-Jets Ltd. 3.967% due 08/15/2042	9,580	9,495
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	7,122	6,986
Securitized Asset-Backed Receivables LLC Trust 0.592% due 03/25/2036 •	1,409	1,095
Specialty Underwriting & Residential Finance Trust
0.362% due 04/25/2037 •	1,021	810
0.392% due 06/25/2037 •	597	434
3.639% due 02/25/2037 ^þ	1,687	898
Sprite Ltd. 4.250% due 12/15/2037	5,892	5,865
START Ireland 4.089% due 03/15/2044	2,600	2,631
Structured Asset Investment Loan Trust
0.242% due 09/25/2036 •	423	416
0.412% due 05/25/2036 •	173	171

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 0.592% due 11/25/2037 •		8,000	7,295
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,250	2,253
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		1,885	1,902
2.750% due 06/25/2057 ~		8,019	8,262
Venture CLO Ltd. 1.223% due 04/20/2032 •		4,000	4,001
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	17,962

Total Asset-Backed Securities (Cost $508,112)			506,415

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
0.125% due 07/09/2041 þ		9,535	3,414
0.125% due 07/09/2046 þ		1,610	520
1.000% due 07/09/2029		233	89
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	33
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	31,078
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	49,964
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	13,720
Export-Import Bank of India
1.166% (US0003M + 1.020%) due 03/28/2022 ~(j)		10,600	10,641
3.250% due 01/15/2030		6,000	6,109
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,900
4.200% due 10/15/2050		$4,000	4,565
Israel Government International Bond 3.800% due 05/13/2060		1,800	2,054
Italy Government International Bond 6.875% due 09/27/2023		8,500	9,637
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	27,592
Mexico Government International Bond 3.771% due 05/24/2061		3,350	3,124
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	3,990
5.400% due 08/12/2034		24,500	6,033
5.940% due 02/12/2029		74,243	21,127
6.350% due 08/12/2028		182,600	53,133
6.950% due 08/12/2031		24,300	7,092
8.200% due 08/12/2026		344,800	111,405
Province of Ontario 2.400% due 02/08/2022		$95	96
Qatar Government International Bond
3.750% due 04/16/2030		15,000	17,004
3.875% due 04/23/2023		19,100	20,300
4.400% due 04/16/2050		5,300	6,463
Saudi Government International Bond
2.250% due 02/02/2033		19,600	19,079
2.375% due 10/26/2021		14,700	14,796
2.875% due 03/04/2023		4,200	4,364
4.000% due 04/17/2025		6,500	7,188
Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,742
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	687,400	54,708
Ukraine Government International Bond
7.750% due 09/01/2021		$300	303
7.750% due 09/01/2022		7,200	7,579

Total Sovereign Issues (Cost $537,775)			520,842

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		7,056	2

			2

INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(d)(j)		48,126	0

MATERIALS 0.0%
Petra Diamonds Ltd. (d)		52,107,506	1,060

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Common Stocks (Cost $12,612)		1,062

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	4,263	516

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	11,865	3

Total Warrants (Cost $591)		519

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	7,750	11,828

Total Convertible Preferred Securities (Cost $5,523)		11,828

PREFERRED SECURITIES 5.9%
BANKING & FINANCE 4.4%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)	30,000	3,293
American AgCredit Corp. 5.250% due 06/15/2026 •(h)	14,000,000	14,263
Banco Bilbao Vizcaya Argentaria S.A. 6.000% due 01/15/2026 •(h)(i)	4,600,000	6,243
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)	12,600,000	15,105
Bank of America Corp.
5.125% due 06/20/2024 •(h)	14,100,000	15,025
5.875% due 03/15/2028 •(h)	71,384,000	81,793
6.250% due 09/05/2024 •(h)	5,200,000	5,756
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(h)	4,600,000	5,031
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	8,000,000	7,197
CaixaBank S.A. 5.250% due 03/23/2026 •(h)(i)	4,600,000	5,870
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	35,500,000	36,920
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	44,000,000	45,067
5.000% due 12/01/2027 •(h)	7,950,000	8,417
5.375% due 06/01/2025 •(h)	16,400,000	18,168
Citigroup, Inc.
3.875% due 02/18/2026 •(h)	33,200,000	33,988
4.000% due 12/10/2025 •(h)	16,050,000	16,632
4.700% due 01/30/2025 •(h)	14,000,000	14,472
5.000% due 09/12/2024 •(h)	49,800,000	52,245
6.300% due 05/15/2024 •(h)	11,800,000	12,723
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(h)	16,000,000	16,160
5.650% due 10/06/2025 •(h)	18,950,000	20,987
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)	106,000	11,846
6.250% (US0003M + 4.557%) due 10/01/2022 ~(h)	25,000	2,650
6.250% due 10/01/2026 •(h)	9,300,000	10,416
Discover Financial Services 6.125% due 06/23/2025 •(h)	17,000,000	19,141
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(h)	3,000,000	3,255
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	30,000,000	30,079
3.656% (US0003M + 3.470%) due 07/30/2021 ~(h)	19,409,000	19,482
4.000% due 04/01/2025 •(h)	52,600,000	53,327
4.600% due 02/01/2025 •(h)	23,500,000	24,382
4.625% due 06/01/2026 (h)	527,000	14,034
5.000% due 08/01/2024 •(h)	52,120,000	55,121
5.150% due 05/01/2023 •(h)	9,506,000	9,827
6.100% due 10/01/2024 •(h)	2,600,000	2,845
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,790
Morgan Stanley
5.300% due 12/15/2025 •(h)	10,280,000	10,856
5.875% due 09/15/2026 •(h)	9,700,000	11,143
Nationwide Building Society 10.250% ~	156,400	40,673

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Progressive Corp. 5.375% due 03/15/2023 •(h)		5,500,000	5,780
SBL Holdings, Inc. 7.000% due 05/13/2025 •(h)		3,550,000	3,590
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)		14,969,500	23,940
Truist Financial Corp. 5.100% due 03/01/2030 •(h)		8,600,000	9,686
U.S. Bancorp
4.000% due 04/15/2026 (h)		52,300	1,360
5.300% due 04/15/2027 •(h)		5,500,000	6,215
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		32,500,000	33,668

			841,461

INDUSTRIALS 0.5%
Energy Transfer LP
6.500% due 11/15/2026 •(h)		12,500,000	12,775
6.750% due 05/15/2025 •(h)		16,500,000	16,669
7.600% (US0003M + 5.161%) due 05/15/2024 ~(h)		1,367,000	34,175
General Electric Co. 3.449% due 09/15/2021 ~(h)		33,400,000	32,773
Land O' Lakes, Inc. 7.000% due 09/18/2028 (h)		4,600,000	4,767

			101,159

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)		6,388,322	169,062
Dominion Energy, Inc. 4.650% due 12/15/2024 •(h)		5,100,000	5,431
Sempra Energy 4.875% due 10/15/2025 •(h)		7,300,000	7,939

			182,432

Total Preferred Securities (Cost $1,068,809)			1,125,052

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.		74,398	6,183

Total Real Estate Investment Trusts (Cost $4,200)			6,183

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (f)(g)	ARS	285,847	2,201

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.045% due 09/07/2021 (e)(f)(o)		$1,726	1,726

Total Short-Term Instruments (Cost $4,291)			3,927

Total Investments in Securities (Cost $20,837,470)			21,654,013

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
COMMON STOCKS 0.0%
AFFILIATED INVESTMENTS 0.0%
Stearns Holdings LLC 'B' «(j)		889,838	1,281

Total Common Stocks (Cost $1,564)			1,281

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		1,045,631	10,311

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $10,311)	10,311

Total Investments in Affiliates (Cost $11,875)	11,592

Total Investments 112.6% (Cost $20,849,345)	$21,665,605
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $145,292)	33,964
Other Assets and Liabilities, net (12.8)%	(2,451,641)

Net Assets 100.0%	$19,247,928

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$170,828	$169,062	0.88%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	9,584	9,677	0.05
Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	4,500	4,584	0.02
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	9,500	9,461	0.05
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	4,500	4,529	0.02
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	31,275	0.16
Deutsche Bank AG 3.035% due 05/28/2032	06/21/2021	9,479	9,528	0.05
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/21/2021	7,608	7,743	0.04
Export-Import Bank of India 1.166% due 03/28/2022	12/19/2019	10,571	10,641	0.06
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,562	12,823	0.07
Oracle Corp. 2.875% due 03/25/2031	03/22/2021	6,890	7,182	0.04
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	6,843	7,334	0.04
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	7,661	0.04
Stearns Holdings LLC 'B'	03/15/2021	1,564	1,281	0.01
Westmoreland Mining Holdings LLC	12/08/2014	1,406	0	0.00

$293,635	$292,781	1.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.350)%	06/15/2021	TBD(2)	$(2,553)	$(2,553)
DEU	0.000	05/06/2021	07/06/2021	(22,449)	(22,449)

Total Reverse Repurchase Agreements	$(25,002)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	(0.080)%	06/30/2021	07/07/2021	$(6,322)	$(6,322)
(0.070)	06/16/2021	07/07/2021	(14,717)	(14,717)
0.050	06/21/2021	07/06/2021	(4,521)	(4,521)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

BOS	(0.050)	06/16/2021	07/07/2021	(379,679)	(379,671)
(0.050)	06/30/2021	07/07/2021	(146,887)	(146,887)
0.020	06/17/2021	07/19/2021	(73,970)	(73,971)
0.030	06/16/2021	07/16/2021	(334,996)	(335,000)
0.050	06/11/2021	07/12/2021	(23,792)	(23,793)
BPG	(0.050)	06/29/2021	07/02/2021	(325,433)	(325,432)
0.000	06/18/2021	07/15/2021	(65,291)	(65,291)
0.050	06/16/2021	07/16/2021	(9,989)	(9,989)
0.070	06/22/2021	07/22/2021	(239,778)	(239,782)
GSC	0.050	06/15/2021	07/15/2021	(106,209)	(106,211)
0.070	06/21/2021	07/21/2021	(96,323)	(96,324)
MSC	0.030	06/22/2021	07/12/2021	(786)	(787)
TDL	0.050	06/16/2021	07/16/2021	(800)	(800)
0.070	06/23/2021	07/07/2021	(10,906)	(10,906)
UBS	0.060	06/08/2021	07/22/2021	(908)	(908)
0.060	06/09/2021	07/22/2021	(1,644)	(1,644)

Total Sale-Buyback Transactions	$(1,842,956)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$15,500	$(15,626)	$(15,621)

Total Short Sales (0.1)%	$(15,626)	$(15,621)

(k)	Securities with an aggregate market value of $1,872,250 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,242,790) at a weighted average interest rate of (0.037%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(16) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2021	1,290	$151,437	$1,824	$312	$0
U.S. Treasury 10-Year Note September Futures	09/2021	638	84,535	603	150	0

Total Futures Contracts	$2,427	$462	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.255%	$4,400	$(154)	$23	$(131)	$0	$(1)
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.373	10,100	(116)	(13)	(129)	0	(2)
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.845	17,700	(80)	(6)	(86)	0	(1)

$(350)	$4	$(346)	$0	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margi
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$6,100	$1,207	$(34)	$1,173	$3	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.758	2,100	430	8	438	3	0
Airbus Group Finance BV	1.000	Quarterly	12/20/2025	0.489	EUR	2,800	64	14	78	0	0
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.815	$10,600	(146)	158	12	5	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	1.087		11,700	(326)	319	(7)	0	(11)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.443		6,300	104	19	123	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625		38,700	648	72	720	15	0
Atlantia SPA	1.000	Quarterly	12/20/2025	1.063	EUR	5,800	(262)	245	(17)	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.073		$28,750	271	(135)	136	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.101		36,650	499	(164)	335	0	(4)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.123		22,400	395	(96)	299	0	(4)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.134		19,400	413	(73)	340	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.160		10,000	264	(31)	233	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2021	0.455		20,400	36	23	59	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675		18,400	(1)	95	94	0	(4)
Boeing Co.	1.000	Quarterly	06/20/2023	0.741		19,900	72	35	107	13	(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2021	1.688		7,500	(5)	134	129	0	(4)
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.484	EUR	10,800	256	47	303	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.537		16,400	309	13	322	0	(7)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.695		700	9	3	12	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.019		1,000	(11)	10	(1)	0	(2)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.078		5,700	19	(53)	(34)	0	(6)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.551		$8,500	534	(91)	443	0	(14)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	1.786		400	27	(1)	26	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.186		10,000	64	(22)	42	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.278		7,600	85	(29)	56	0	(2)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.685		7,400	64	19	83	0	(6)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.905		1,800	67	(29)	38	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.065		5,000	188	11	199	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.280		3,200	254	(16)	238	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.393		2,000	181	(2)	179	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.734		900	34	(14)	20	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.913		1,100	60	(15)	45	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.238		2,400	231	(7)	224	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.385		9,100	109	33	142	0	(4)
General Electric Co.	1.000	Quarterly	06/20/2024	0.420		7,200	77	49	126	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501		23,900	190	230	420	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718		9,500	65	68	133	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.221		16,000	115	(51)	64	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.262		6,100	62	(16)	46	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.418		4,200	561	(77)	484	1	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.121		2,800	31	(12)	19	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

MetLife, Inc.	1.000	Quarterly	06/20/2022	0.126		22,400	295	(96)	199	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.167		2,500	42	(10)	32	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.239		2,800	61	(7)	54	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.331		5,500	138	(8)	130	0	(2)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.275		5,000	54	(17)	37	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.452		9,800	223	44	267	1	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.333		19,500	487	(29)	458	0	(7)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	34,500	(1,657)	755	(902)	0	(21)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.925		29,700	(1,794)	697	(1,097)	0	(40)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198		4,400	(419)	152	(267)	0	(6)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.318		11,000	(1,113)	304	(809)	0	(11)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.174		$5,900	97	(23)	74	0	(1)
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.216		6,900	59	(4)	55	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.891	EUR	7,000	85	(20)	65	0	(22)
Tesco PLC	1.000	Quarterly	12/20/2024	0.443		13,800	304	22	326	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.875		12,700	30	96	126	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2028	0.930		9,800	21	38	59	8	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.258		$1,800	28	(8)	20	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.233	EUR	11,200	248	(40)	208	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.323		3,600	96	(7)	89	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.898		8,900	61	16	77	3	0

							$4,590	$2,492	$7,082	$62	$(189)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,128	$3	$(1)	$2	$0	$0
CDX.HY-34 5-Year Index		5.000	Quarterly	06/20/2025		4,784	443	37	480	0	0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		600	56	6	62	1	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		722,600	17,203	1,265	18,468	92	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		3,753,200	86,854	9,824	96,678	588	0
CDX.IG-36 10-Year Index		1.000	Quarterly	06/20/2031		259,100	798	1,950	2,748	0	(19)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	600,400	19,354	313	19,667	0	(96)
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		694,500	21,155	1,020	22,175	0	(123)

							$145,866	$14,414	$160,280	$681	$(238)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	16,000	$464	$(299)	$165	$21	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026		44,200	90	(75)	15	59	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		152,800	63	(553)	(490)	0	(330)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		41,100	2,198	(1,056)	1,142	0	(5)
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	3,546,400	(357)	(898)	(1,255)	0	(879)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	77,800	574	(61)	513	0	(1)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		30,200	462	(403)	59	6	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		43,100	2,204	(1,750)	454	68	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		$170,000	(10,482)	2,228	(8,254)	202	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051	14,200	(101)	(409)	(510)	0	(94)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051	10,500	(75)	(327)	(402)	0	(70)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	15,700	(118)	(568)	(686)	0	(105)
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	2,750,500	343	(5,932)	(5,589)	0	(565)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025	66,700	1	(175)	(174)	0	(14)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026	172,100	0	(437)	(437)	0	(36)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026	423,700	13	(1,106)	(1,093)	0	(88)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026	226,600	9	(194)	(185)	0	(48)
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026	192,000	0	(132)	(132)	0	(41)
Pay	6-Month CLP-CHILIBOR	2.410	Semi-Annual	01/31/2025	CLP	803,900	42	(58)	(16)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	98,400	1,368	74	1,442	0	(189)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051	10,300	(199)	113	(86)	0	(46)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,027)	180	(847)	1	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	4,094,400	(1,448)	222	(1,226)	1	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/26/2023	MXN	2,569,900	0	(1,766)	(1,766)	127	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/15/2023	725,800	0	(460)	(460)	116	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/11/2026	3,107,000	111	(7,433)	(7,322)	301	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/11/2026	1,231,780	(73)	(1,583)	(1,656)	117	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/17/2026	635,200	0	(610)	(610)	60	0
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	2,980	(1,683)	1,297	181	0

$(2,958)	$(25,151)	$(28,109)	$1,260	$(2,512)

Total Swap Agreements	$147,148	$(8,241)	$138,907	$2,003	$(2,943)

(m)

Securities with an aggregate market value of $336,889 and cash of $25,570 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin of liability of $(73) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	$5,435	AUD	7,217	$0	$(22)
07/2021	6,607	EUR	5,533	0	(46)
08/2021	AUD	7,217	$5,435	22	0
08/2021	CAD	5,529	4,583	122	0
08/2021	$3,236	RUB	243,298	66	0
09/2021	720	CNY	4,629	0	(8)
09/2021	42,393	INR	3,121,158	0	(791)
09/2021	8,620	PLN	32,721	0	(37)
09/2021	6,408	RUB	467,499	0	(92)
BPS	07/2021	AUD	28,560	$22,195	776	0
07/2021	$10,224	EUR	8,571	0	(61)
07/2021	98,009	JPY	10,719,035	0	(1,523)
07/2021	883	MXN	17,521	0	(6)
07/2021	89	TRY	755	0	(3)
08/2021	96,603	JPY	10,719,035	0	(93)
11/2021	13,201	MXN	266,477	0	(54)
BRC	07/2021	17	TRY	140	0	(1)
08/2021	42,143	MXN	873,419	1,491	0
09/2021	5,649	PLN	21,495	0	(11)
CBK	07/2021	BRL	77,729	$15,539	0	(89)
07/2021	MXN	105,293	5,096	0	(178)
07/2021	PEN	360,876	96,387	2,535	(1)
07/2021	$15,413	BRL	77,729	215	0
07/2021	92,062	PEN	360,876	1,791	0
07/2021	2,404	RUB	185,690	127	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	PEN	198,222	$49,846	0	(1,808)
08/2021	$20,623	COP	76,459,434	0	(287)
08/2021	2,951	RUB	221,804	59	0
09/2021	PEN	278,065	$74,504	2,047	0
09/2021	ZAR	359,549	26,153	1,213	0
10/2021	PEN	202,947	53,306	485	(53)
11/2021	2,446	640	3	0
12/2021	26,092	6,981	190	0
05/2022	40,031	10,399	3	0
GLM	07/2021	GBP	172,970	244,532	5,263	0
07/2021	MXN	112,025	5,665	53	0
07/2021	$1,131	EUR	933	0	(25)
07/2021	2,808	MXN	55,653	0	(21)
07/2021	4,823	RUB	372,223	250	0
07/2021	24	TRY	200	0	(1)
08/2021	4,135	RUB	309,842	70	0
09/2021	HKD	2,872	$370	0	0
09/2021	$9,056	PLN	34,408	0	(30)
09/2021	8,143	RUB	596,792	0	(81)
09/2021	ZAR	168,359	$12,231	552	0
11/2021	PEN	85,181	22,725	543	0
02/2022	ZAR	36,168	2,313	0	(145)
HUS	07/2021	$10,112	EUR	8,478	0	(59)
07/2021	239,403	GBP	172,970	0	(134)
07/2021	876	MXN	17,542	3	0
08/2021	GBP	172,970	$239,422	130	0
08/2021	$6,648	RUB	500,523	145	0
09/2021	CNH	4,654	$724	8	0
09/2021	KRW	267,418	240	3	0
09/2021	$17,036	IDR	245,228,827	0	(347)
09/2021	10,243	PLN	39,231	48	0
09/2021	3,361	RUB	246,148	0	(35)
02/2022	ZAR	60,337	$4,171	74	0
JPM	07/2021	$778	TRY	6,865	0	(1)
MYI	07/2021	BRL	414,895	$83,296	0	(121)
07/2021	$4,041	AUD	5,342	0	(34)
07/2021	78,691	BRL	414,895	4,726	0
07/2021	2,385	RUB	182,738	105	0
08/2021	AUD	5,342	$4,042	34	0
08/2021	CAD	62,603	51,389	887	0
08/2021	$83,039	BRL	414,895	94	0
09/2021	816	ZAR	11,692	0	(4)
SCX	07/2021	EUR	179,463	$219,547	6,748	0
08/2021	155,948	185,060	22	0
12/2021	SGD	174	132	2	0
SOG	07/2021	$2,730	RUB	212,103	160	0
08/2021	3,688	278,154	87	0
SSB	08/2021	1,066	CAD	1,296	0	(20)
UAG	07/2021	AUD	9,896	$7,671	249	0
07/2021	$19,644	AUD	25,896	0	(223)
07/2021	7,836	RUB	600,868	353	0
08/2021	AUD	25,896	$19,646	222	0
09/2021	$3,315	RUB	243,184	0	(30)

Total Forward Foreign Currency Contracts	$31,976	$(6,475)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$8,273
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,903	5,476
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/29/2021	128,400	2,825	574

$10,252	$14,323

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$100.156	08/05/2021	5,000	$47	$16
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	5,400	51	21

$98	$37

Total Purchased Options	$10,350	$14,360

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	19,500	$(88)	$(54)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	33,400	(35)	(3)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	9,200	(57)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	41,200	(48)	(8)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	17,400	(24)	(7)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	117,500	(146)	(110)
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	16,500	(9)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	16,500	(22)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	30,600	(34)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	125,700	(177)	(34)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	34,000	(40)	(8)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	29,600	(32)	(6)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	38,900	(43)	(7)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	12,000	(54)	(33)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	33,800	(36)	(5)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.500	07/21/2021	327,500	(352)	(424)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.600	07/21/2021	327,500	(575)	(36)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	35,300	(28)	(26)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	35,300	(42)	(12)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	38,100	(41)	(9)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	33,000	(36)	(6)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	30,000	(39)	(12)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	42,800	(48)	(40)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	13,700	(80)	(30)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	33,900	(200)	(145)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	66,800	(70)	(17)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	24,700	(24)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	28,700	(37)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	31,900	(32)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	30,600	(40)	(1)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	25,700	(33)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	128,900	(157)	(85)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	9,100	(22)	(2)

$(2,701)	$(1,144)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	119,170	$(4,422)	$(8,102)
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	15,400	(120)	(77)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	15,400	(119)	(62)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	78,870	(2,853)	(5,362)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	39,600	(171)	(251)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	39,600	(171)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	128,400	(1,021)	(81)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	28,400	(387)	(636)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	28,400	(387)	(23)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	43,500	(194)	(229)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	43,500	(194)	(2)

$(10,039)	$(14,831)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	$99.023	09/07/2021	54,000	$(338)	$(195)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	54,000	(236)	(294)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	10,000	(62)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	10,800	(67)	(21)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051			103.695	09/07/2021		37,000	(113)	(59)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.375	07/07/2021		1,900	(8)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.609	07/07/2021		15,300	(65)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.672	07/07/2021		5,100	(22)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.375	07/07/2021		1,900	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.641	07/07/2021		8,900	(29)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.172	08/05/2021		10,000	(62)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.188	08/05/2021		22,300	(75)	(36)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.188	08/05/2021		22,500	(35)	(81)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.297	09/07/2021		33,000	(113)	(136)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.703	08/05/2021		22,300	(44)	(20)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.801	08/05/2021		4,200	(19)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.078	08/05/2021		4,000	(17)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.102	08/05/2021		1,800	(8)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.344	08/05/2021		4,800	(16)	(7)

								$(1,334)	$(901)

Total Written Options								$(14,074)	$(16,876)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.284%	$10,000	$(209)	$425	$216	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	10,600	(295)	464	169	0
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.383	8,900	121	72	193	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	5,500	(66)	97	31	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	23,650	(467)	807	340	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	1,900	(115)	101	0	(14)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	6,600	(379)	200	0	(179)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.383	6,700	83	62	145	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	13.944	8,800	(264)	(2,221)	0	(2,485)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.264	500	(7)	14	7	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.284	9,800	(214)	426	212	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	36,900	(896)	1,485	589	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.409	6,000	130	29	159	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.637	11,600	(87)	236	149	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	4,300	71	24	95	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	1,000	(38)	25	0	(13)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.321	3,500	52	31	83	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	4,900	(85)	53	0	(32)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	1,100	(11)	16	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	3,100	12	(12)	0	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	8,200	(200)	331	131	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	4,100	(27)	41	14	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375	4,200	(4)	109	105	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.362	5,500	(49)	189	140	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	4,100	(100)	166	66	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.362	33,500	(375)	1,229	854	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014	400	(13)	13	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	4,800	(75)	43	0	(32)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.264	1,200	(16)	34	18	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354	4,200	(39)	94	55	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	3,600	(69)	121	52	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	7,000	(58)	155	97	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.818	6,000	(643)	666	23	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	3,700	(159)	152	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	12,200	(767)	674	0	(93)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375	4,200	(5)	110	105	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	5,800	99	30	129	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	9,600	(386)	264	0	(122)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.670	1,400	(79)	70	0	(9)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.909	700	(24)	26	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014	6,500	(190)	189	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.264	700	(9)	19	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	17,900	(285)	542	257	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	6,650	(89)	193	104	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	3,700	(225)	197	0	(28)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	5,000	(287)	151	0	(136)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	45,050	(819)	1,466	647	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	4,100	(32)	46	14	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.245	11,300	155	103	258	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.308	5,800	80	61	141	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	8,250	(711)	695	0	(16)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	10,000	(627)	551	0	(76)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	2.729	2,300	(141)	46	0	(95)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375	5,600	(1)	141	140	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.151	13,400	166	7	173	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.995	6,000	0	3	3	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.360	11,800	230	35	265	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	5,800	(51)	132	81	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	9,700	(134)	209	75	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	33,700	(196)	310	114	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.465	6,600	(320)	461	141	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.550	1,550	(103)	114	11	0

							$(9,242)	$12,522	$6,618	$(3,338)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.HY-27 5-Year Index 25-35%		5.000%	Quarterly	12/20/2021	$10,300	$1,566	$(1,308)	$258	$0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	3,800	443	(27)	416	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	10,600	1,055	(789)	266	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,600	580	32	612	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	8,900	752	(529)	223	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	4,000	555	(268)	287	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	16,300	1,935	(152)	1,783	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,200	(36)	48	12	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	850	85	(64)	21	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	1,200	191	(105)	86	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	29,700	3,654	(406)	3,248	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,000	594	(47)	547	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,200	(124)	168	44	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	2,800	(80)	109	29	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	6,600	(8)	68	60	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,800	(52)	71	19	0

							$11,110	$(3,199)	$7,911	$0

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$339	$339	$0

Total Swap Agreements							$1,868	$9,662	$14,868	$(3,338)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(o)

Securities with an aggregate market value of $1,410 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$511,929	$77,847	$589,776
Corporate Bonds & Notes
Banking & Finance	2,756	5,771,811	18,302	5,792,869
Industrials	22,118	5,725,576	3,159	5,750,853
Utilities	0	1,576,184	0	1,576,184
Municipal Bonds & Notes
Florida	0	8,055	0	8,055
U.S. Government Agencies	0	517,480	2,054	519,534
U.S. Treasury Obligations	0	4,946,151	0	4,946,151
Non-Agency Mortgage-Backed Securities	0	294,763	0	294,763
Asset-Backed Securities	0	506,415	0	506,415
Sovereign Issues	0	520,842	0	520,842
Common Stocks
Consumer Discretionary	2	0	0	2
Materials	1,060	0	0	1,060
Warrants
Financials	0	0	516	516
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	11,828	0	0	11,828
Preferred Securities
Banking & Finance	15,394	826,067	0	841,461
Industrials	34,175	66,984	0	101,159
Utilities	0	13,370	169,062	182,432
Real Estate Investment Trusts
Real Estate	6,183	0	0	6,183
Short-Term Instruments
Argentina Treasury Bills	0	2,201	0	2,201
U.S. Treasury Cash Management Bills	0	1,726	0	1,726

	$93,519	$21,289,554	$270,940	$21,654,013
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	1,281	1,281
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,311	0	0	10,311

	$10,311	$0	$1,281	$11,592

Total Investments	$103,830	$21,289,554	$272,221	$21,665,605

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(15,621)	0	(15,621)

	$0	$(15,621)	$0	$(15,621)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	312	2,153	0	2,465
Over the counter	0	61,204	0	61,204

	$312	$63,357	$0	$63,669
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,943)	0	(2,943)
Over the counter	0	(26,689)	0	(26,689)

	$0	$(29,632)	$0	$(29,632)

Total Financial Derivative Instruments	$312	$33,725	$0	$34,037

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Totals				$104,142		$21,307,658		$272,221	$21,684,021

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$59,225	$34,663	$(3,885)	$(28)	$0	$(1,568)	$0	$(10,560)	$77,847	$(1,445)
Corporate Bonds & Notes
Banking & Finance	7,291	10,689	0	(34)	0	356	0	0	18,302	356
Industrials	3,176	0	0	0	0	(17)	0	0	3,159	(17)
U.S. Government Agencies	2,078	0	(16)	2	6	(16)	0	0	2,054	(16)
Common Stocks
Industrials	265	0	0	0	0	(265)	0	0	0	(265)
Warrants
Financials	0	560	0	0	0	(44)	0	0	516	(44)
Preferred Securities
Utilities	170,313	0	(654)	0	0	(597)	0	0	169,062	(1,251)

	$242,348	$45,912	$(4,555)	$(60)	$6	$(2,151)	$0	$(10,560)	$270,940	$(2,682)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	3,951	0	(2,633)	0	0	(37)	0	0	1,281	(2,670)

Totals	$246,299	$45,912	$(7,188)	$(60)	$6	$(2,188)	$0	$(10,560)	$272,221	$(5,352)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$40,880	Proxy Pricing			Base Price			100.250 - 101.063	100.442
		1,267	Third Party Vendor			Broker Quote			21.500 - 96.500	46.470
		35,700	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Banking & Finance		7,661	Discounted Cash Flow			Discount Rate			4.530	—
		10,641	Proxy Pricing			Base Price			106.890	—
Industrials		3,159	Other Valuation Techniques(2)			—			—	—
U.S. Government Agencies		2,054	Proxy Pricing			Base Price			60.900	—
Warrants
Financials		516	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Utilities		169,062	Current Value Model			Purchase Price			$27.048	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments		1,281	Other Valuation Techniques(2)			—			—	—

Total		$272,221

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
AT Home Group, Inc. TBD% due 07/30/2028	$600	$601
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~	3,980	3,985
Churchill Downs Inc. 2.110% (LIBOR03M + 2.000%) due 03/10/2028 ~	1,197	1,192
Conair Holdings LLC 4.250% (LIBOR03M + 3.750%) due 05/17/2028 ~	1,100	1,104
DT Midstream, Inc. TBD% due 05/25/2028	2,200	2,206
Elanco Animal Health, Inc. 1.842% (LIBOR03M + 1.750%) due 08/02/2027 ~	1,259	1,243
Hertz Corp. TBD% due 06/14/2028	3,100	3,100
Hilton Grand Vacation LLC TBD% due 05/19/2028	2,300	2,304
Icon Luxembourg S.a.r.l TBD% due 06/16/2028	2,562	2,570
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	2,284	2,285
Jazz Financing LUX S.a.r.l. 4.000% (LIBOR03M + 3.500%) due 04/21/2028 ~	3,000	3,015
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	2,600	2,605
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~	3,900	3,916
Pra Health Science, Inc. TBD% due 06/16/2028	638	640
RE/MAX LLC TBD% due 06/24/2028 «	1,200	1,200
RPI Intermediate Finance Trust 1.854% (LIBOR03M + 1.750%) due 02/11/2027 ~	5	5
Zebra Buyer LLC TBD% due 04/21/2028	4,100	4,118

Total Loan Participations and Assignments (Cost $35,828)		36,089

CORPORATE BONDS & NOTES 59.6%
BANKING & FINANCE 20.2%
AerCap Ireland Capital DAC
3.875% due 01/23/2028 (i)	2,000	2,142
4.450% due 10/01/2025	200	220
4.450% due 04/03/2026	600	659
AIA Group Ltd. 3.900% due 04/06/2028	7,700	8,662
AIB Group PLC 4.263% due 04/10/2025 •	6,200	6,685
Aircastle Ltd.
2.850% due 01/26/2028	3,190	3,208
4.250% due 06/15/2026	800	869
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	500	488
3.375% due 08/15/2031	1,600	1,761
Alleghany Corp. 4.900% due 09/15/2044	2,500	3,158
Ally Financial, Inc. 8.000% due 11/01/2031	6,500	9,334
American Assets Trust LP 3.375% due 02/01/2031	6,500	6,705
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	2,284
4.500% due 06/15/2047	7,400	8,833
American Homes 4 Rent LP
2.375% due 07/15/2031 (b)	340	335
4.250% due 02/15/2028	500	562
4.900% due 02/15/2029	4,100	4,771
American International Group, Inc. 4.750% due 04/01/2048	6,000	7,643
American Tower Corp.
1.875% due 10/15/2030	1,340	1,295
2.100% due 06/15/2030	1,500	1,477

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.400% due 03/15/2025		1,200	1,255
2.900% due 01/15/2030		300	316
2.950% due 01/15/2025		5,600	5,960
2.950% due 01/15/2051		2,800	2,681
4.000% due 06/01/2025		1,300	1,433
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,880	5,272
Arthur J Gallagher & Co.
2.500% due 05/20/2031		1,400	1,415
3.500% due 05/20/2051		1,600	1,679
Asian Development Bank 5.820% due 06/16/2028		500	646
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		4,000	4,159
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,298
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	515
3.950% due 07/01/2024		400	427
4.250% due 04/15/2026		2,600	2,820
5.500% due 01/15/2023		230	244
Banco Bradesco S.A.
2.850% due 01/27/2023		2,700	2,763
3.200% due 01/27/2025		2,400	2,472
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,800	3,985
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	269
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$11,800	12,004
Bank of America Corp.
1.197% due 10/24/2026 •		6,760	6,703
1.734% due 07/22/2027 •		2,840	2,863
2.087% due 06/14/2029 •		9,720	9,808
2.651% due 03/11/2032 •		2,470	2,539
2.687% due 04/22/2032 •		6,900	7,103
3.311% due 04/22/2042 •		4,000	4,237
Bank of Ireland Group PLC 4.500% due 11/25/2023		7,600	8,224
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		200	204
2.000% due 02/07/2028 •	EUR	400	486
3.250% due 02/12/2027	GBP	200	301
3.375% due 04/02/2025 •	EUR	1,700	2,197
3.650% due 03/16/2025		$700	759
4.338% due 05/16/2024 •		400	427
4.375% due 09/11/2024		200	218
4.375% due 01/12/2026		500	560
4.836% due 05/09/2028		500	562
4.972% due 05/16/2029 •		700	820
5.088% due 06/20/2030 •		800	934
5.200% due 05/12/2026		400	458
6.125% due 12/15/2025 •(f)(g)		2,500	2,773
7.125% due 06/15/2025 •(f)(g)	GBP	200	317
Block Financial LLC
2.500% due 07/15/2028		$400	402
3.875% due 08/15/2030		2,750	2,976
Blue Owl Finance LLC 3.125% due 06/10/2031		7,200	7,161
BNP Paribas S.A.
1.323% due 01/13/2027 •		1,300	1,285
4.625% due 02/25/2031 •(f)(g)		1,100	1,148
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,630
3.500% due 01/31/2023		600	620
3.500% due 10/10/2024		300	320
Boston Properties LP 2.550% due 04/01/2032		1,180	1,189
BPCE S.A. 2.277% due 01/20/2032 •		1,600	1,572
Brixmor Operating Partnership LP
1.226% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,911
4.125% due 05/15/2029		1,100	1,234
Brookfield Finance, Inc.
3.500% due 03/30/2051		5,000	5,237
4.700% due 09/20/2047		5,600	6,858
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	8,114
Charles Schwab Corp. 2.300% due 05/13/2031		2,750	2,812
CI Financial Corp. 4.100% due 06/15/2051		7,500	7,853
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	317
Community Preservation Corp. 2.867% due 02/01/2030		1,980	2,071

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Office Properties LP 2.750% due 04/15/2031		700	706
Credit Suisse Group AG
1.305% due 02/02/2027 •		3,700	3,628
2.593% due 09/11/2025 •		2,400	2,498
3.091% due 05/14/2032 •		7,500	7,743
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,753
4.450% due 02/15/2026		800	905
CTR Partnership LP 3.875% due 06/30/2028		700	716
CubeSmart LP 2.000% due 02/15/2031		3,700	3,601
CyrusOne LP
2.900% due 11/15/2024		600	634
3.450% due 11/15/2029		400	426
Danske Bank A/S 4.375% due 06/12/2028		7,400	8,337
Deutsche Bank AG
0.898% due 05/28/2024 (h)		1,700	1,693
1.750% due 11/19/2030 •	EUR	100	125
2.129% due 11/24/2026 •(h)		$3,300	3,351
3.035% due 05/28/2032 •(h)		4,050	4,127
3.547% due 09/18/2031 •		3,050	3,250
3.729% due 01/14/2032 •(h)		1,100	1,121
3.961% due 11/26/2025 •		5,900	6,382
5.882% due 07/08/2031 •(g)		2,200	2,576
Digital Realty Trust LP 4.450% due 07/15/2028		6,800	7,887
E*TRADE Financial Corp. 4.500% due 06/20/2028		2,000	2,319
EPR Properties
3.750% due 08/15/2029		600	602
4.950% due 04/15/2028		1,600	1,730
5.250% due 07/15/2023		500	528
Equinix, Inc.
2.500% due 05/15/2031		4,000	4,072
3.400% due 02/15/2052		1,880	1,937
Equitable Holdings, Inc. 5.000% due 04/20/2048		6,800	8,692
Essex Portfolio LP
4.000% due 03/01/2029		1,400	1,582
4.500% due 03/15/2048		200	244
Farmers Insurance Exchange 4.747% due 11/01/2057 •		4,400	4,969
Fidelity National Financial, Inc. 5.500% due 09/01/2022		700	739
First American Financial Corp.
4.000% due 05/15/2030		2,100	2,340
4.300% due 02/01/2023		4,500	4,747
FMR LLC
4.950% due 02/01/2033		1,400	1,760
5.150% due 02/01/2043		11,300	15,036
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		600	598
3.375% due 11/13/2025		2,700	2,803
GE Capital Funding LLC 3.450% due 05/15/2025		3,700	4,029
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		18,410	22,096
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,500	1,512
GLP Capital LP
3.350% due 09/01/2024		500	531
4.000% due 01/15/2030		1,300	1,397
5.250% due 06/01/2025		3,700	4,170
5.300% due 01/15/2029		3,100	3,619
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		3,770	3,764
1.992% due 01/27/2032 •		4,250	4,131
2.615% due 04/22/2032 •		6,000	6,134
3.210% due 04/22/2042 •		1,250	1,309
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	8,563
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		7,700	8,354
Great-West Lifeco Finance LP 4.581% due 05/17/2048		1,900	2,406
Guardian Life Insurance Co. of America 3.700% due 01/22/2070		600	625
Hartford Financial Services Group, Inc. 6.625% due 03/30/2040		500	726
HAT Holdings LLC 3.375% due 06/15/2026		5,450	5,498
High Street Funding Trust 4.682% due 02/15/2048		500	606

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Highwoods Realty LP 2.600% due 02/01/2031		700	706
Host Hotels & Resorts LP 4.000% due 06/15/2025		100	108
Howard Hughes Corp. 4.125% due 02/01/2029		400	401
HSBC Holdings PLC
1.155% (US0003M + 1.000%) due 05/18/2024 ~		2,400	2,432
1.589% due 05/24/2027 •		2,300	2,306
1.750% due 07/24/2027 •	GBP	5,500	7,698
4.000% due 03/09/2026 •(f)(g)		$1,000	1,019
4.583% due 06/19/2029 •		700	810
4.700% due 03/09/2031 •(f)(g)		1,200	1,248
Hudson Pacific Properties LP 3.950% due 11/01/2027		900	987
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		3,000	2,846
2.650% due 09/15/2040		4,600	4,425
3.000% due 09/15/2060		3,950	3,830
Intesa Sanpaolo SpA
3.375% due 01/12/2023		3,600	3,750
4.198% due 06/01/2032		800	821
4.950% due 06/01/2042		1,100	1,143
JAB Holdings BV 3.750% due 05/28/2051		2,200	2,361
JPMorgan Chase & Co.
2.069% due 06/01/2029 •		6,550	6,608
2.580% due 04/22/2032 •		4,600	4,724
3.509% due 01/23/2029 •		2,900	3,199
3.540% due 05/01/2028 •		8,500	9,351
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		1,680	1,733
Kilroy Realty LP 4.250% due 08/15/2029		8,900	10,042
Kimco Realty Corp. 4.125% due 12/01/2046		5,900	6,709
KKR Group Finance Co. LLC 3.625% due 02/25/2050		4,260	4,579
Lazard Group LLC 4.375% due 03/11/2029		3,600	4,094
Legg Mason, Inc. 5.625% due 01/15/2044		2,000	2,802
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)		1,200	9
Life Storage LP 3.875% due 12/15/2027		1,400	1,564
Lloyds Banking Group PLC
4.375% due 03/22/2028		2,500	2,874
4.550% due 08/16/2028		200	233
LSEGA Financing PLC
2.000% due 04/06/2028		1,800	1,822
2.500% due 04/06/2031		1,900	1,949
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		4,660	4,745
Mid-America Apartments LP
2.750% due 03/15/2030		1,000	1,048
3.950% due 03/15/2029		600	681
4.200% due 06/15/2028		900	1,033
Mitsubishi UFJ Financial Group, Inc.
1.036% (US0003M + 0.860%) due 07/26/2023 ~		10,300	10,442
2.193% due 02/25/2025		900	937
2.559% due 02/25/2030		2,200	2,294
Mizuho Financial Group, Inc.
2.172% due 05/22/2032 •		1,300	1,292
2.201% due 07/10/2031 •		4,300	4,299
Morgan Stanley
1.794% due 02/13/2032 •		2,050	1,972
1.928% due 04/28/2032 •		700	681
7.500% due 04/02/2032 þ(h)		3,700	3,003
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,200	3,104
3.375% due 04/24/2030		1,400	2,006
National Health Investors, Inc. 3.000% due 02/01/2031		$2,000	1,938
Nationwide Building Society 3.766% due 03/08/2024 •		200	210
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	4,424
Natwest Group PLC
3.875% due 09/12/2023		3,200	3,419
4.269% due 03/22/2025 •		7,600	8,248
4.519% due 06/25/2024 •		400	430
4.892% due 05/18/2029 •		7,300	8,560
New York Life Insurance Co. 6.750% due 11/15/2039		2,500	3,801

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Nippon Life Insurance Co. 3.400% due 01/23/2050 •	700	727
Nissan Motor Acceptance Corp. 2.000% due 03/09/2026	200	201
Nomura Holdings, Inc. 3.103% due 01/16/2030	1,200	1,261
Northwestern Mutual Life Insurance Co. 3.450% due 03/30/2051	5,180	5,565
NTT Finance Corp.
1.162% due 04/03/2026	4,800	4,791
2.065% due 04/03/2031	1,300	1,320
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033	100	100
4.500% due 01/15/2025	1,200	1,312
4.950% due 04/01/2024	2,000	2,178
OneMain Finance Corp.
3.500% due 01/15/2027	3,750	3,783
6.625% due 01/15/2028	6,900	7,934
6.875% due 03/15/2025	500	565
Owl Rock Capital Corp. 2.875% due 06/11/2028	5,600	5,567
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	1,900	2,185
9.250% due 06/15/2039	9,300	15,239
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	74	77
Park Intermediate Holdings LLC 4.875% due 05/15/2029	1,200	1,243
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	11,360	11,990
Pine Street Trust 5.568% due 02/15/2049	2,660	3,506
Piper Jaffray Cos. 4.740% due 10/15/2021	1,100	1,106
Protective Life Corp. 4.300% due 09/30/2028	5,100	5,722
Rayonier LP 2.750% due 05/17/2031	1,100	1,112
Regency Centers LP
2.950% due 09/15/2029	600	633
4.650% due 03/15/2049	900	1,096
RLJ Lodging Trust LP 3.750% due 07/01/2026	600	607
Santander UK Group Holdings PLC 2.896% due 03/15/2032 •	200	206
SBA Tower Trust 1.884% due 07/15/2050	400	406
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~	1,800	1,800
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	409
Societe Generale S.A.
1.792% due 06/09/2027 •	2,100	2,097
2.889% due 06/09/2032 •	3,800	3,850
7.375% due 10/04/2023 •(f)(g)	4,900	5,357
Standard Chartered PLC
1.456% due 01/14/2027 •	1,700	1,686
4.750% due 01/14/2031 •(f)(g)	3,000	3,089
STORE Capital Corp. 4.500% due 03/15/2028	300	340
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030	1,300	1,308
2.142% due 09/23/2030 (g)	800	782
2.296% due 01/12/2041	400	373
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	2,600	2,593
Synchrony Financial 4.375% due 03/19/2024	500	545
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	6,715
4.375% due 09/15/2054 •	4,800	5,074
6.850% due 12/16/2039	582	884
Trust Fibra Uno
4.869% due 01/15/2030	600	662
6.390% due 01/15/2050	1,100	1,291
UBS Group AG
2.095% due 02/11/2032 •	2,000	1,961
4.125% due 09/24/2025	2,200	2,456
4.375% due 02/10/2031 •(f)(g)	700	717
UDR, Inc.
3.000% due 08/15/2031	300	316
3.500% due 07/01/2027	300	333
3.500% due 01/15/2028	200	219
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,522
3.127% due 06/03/2032 •	5,700	5,725

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

7.830% due 12/04/2023	7,450	8,636
VEREIT Operating Partnership LP
3.100% due 12/15/2029	600	642
3.950% due 08/15/2027	400	451
4.875% due 06/01/2026	300	346
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,376
WEA Finance LLC 4.750% due 09/17/2044	500	541
Wells Fargo & Co.
0.805% due 05/19/2025 •	900	898
2.164% due 02/11/2026 •	1,200	1,246
2.572% due 02/11/2031 •	5,400	5,593
3.196% due 06/17/2027 •	7,800	8,423
Welltower, Inc. 5.125% due 03/15/2043	12,400	15,262
Weyerhaeuser Co.
4.000% due 11/15/2029	1,426	1,629
4.000% due 04/15/2030	300	342
7.375% due 03/15/2032	8,600	12,421
WP Carey, Inc. 2.400% due 02/01/2031	1,000	997

		788,623

INDUSTRIALS 28.8%
7-Eleven, Inc.
0.800% due 02/10/2024	3,200	3,193
1.800% due 02/10/2031	3,000	2,872
Activision Blizzard, Inc. 2.500% due 09/15/2050	6,200	5,580
Adani Transmission Ltd. 4.250% due 05/21/2036	1,309	1,337
Adventist Health System 2.952% due 03/01/2029	2,900	3,061
AEP Transmission Co. LLC 3.750% due 12/01/2047	1,000	1,140
Agilent Technologies, Inc. 2.300% due 03/12/2031	1,600	1,601
Air Canada Pass-Through Trust
3.300% due 07/15/2031	698	708
3.750% due 06/15/2029	304	316
Aker BP ASA
2.875% due 01/15/2026	1,200	1,265
3.000% due 01/15/2025	900	946
3.750% due 01/15/2030	200	216
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	2,210	2,451
Alibaba Group Holding Ltd.
2.700% due 02/09/2041	900	861
3.250% due 02/09/2061	4,800	4,662
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027	400	436
Alphabet, Inc.
2.050% due 08/15/2050	2,000	1,769
2.250% due 08/15/2060	960	850
Amazon.com, Inc.
2.875% due 05/12/2041	5,000	5,165
3.100% due 05/12/2051	5,000	5,259
Ambience Merger Sub, Inc.
4.875% due 07/15/2028 (b)	200	201
7.125% due 07/15/2029 (b)	200	203
American Airlines Pass-Through Trust
3.000% due 04/15/2030	3,983	4,059
3.250% due 04/15/2030	2,711	2,643
3.700% due 04/01/2028	1,627	1,658
4.000% due 01/15/2027	263	257
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029	900	897
Amgen, Inc.
4.400% due 05/01/2045	6,500	7,906
4.663% due 06/15/2051	5,479	7,080
Anthem, Inc. 0.450% due 03/15/2023	3,000	3,004
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	647
4.500% due 06/20/2029	2,900	3,361
Apple, Inc.
2.950% due 09/11/2049	7,400	7,658
4.375% due 05/13/2045	800	1,024
Arrow Electronics, Inc. 3.250% due 09/08/2024	900	958
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,265
4.250% due 11/01/2029	800	866

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

AstraZeneca PLC 1.375% due 08/06/2030	3,000	2,841
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	490
B.C. Unlimited Liability Co. 3.875% due 01/15/2028	2,980	3,021
Bacardi Ltd.
2.750% due 07/15/2026	500	521
4.700% due 05/15/2028	4,800	5,595
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,303
BAT Capital Corp. 4.390% due 08/15/2037	9,990	10,788
Baxter International, Inc. 1.730% due 04/01/2031	1,400	1,365
Bayer U.S. Finance LLC
4.250% due 12/15/2025	2,200	2,454
4.375% due 12/15/2028	1,600	1,835
Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,202
4.875% due 07/15/2026	200	212
Black Knight InfoServ LLC 3.625% due 09/01/2028	2,000	1,992
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,800	2,975
BOC Aviation USA Corp. 1.625% due 04/29/2024	2,400	2,421
Boeing Co.
3.250% due 02/01/2028	6,600	7,004
3.625% due 02/01/2031	2,500	2,691
Bon Secours Mercy Health, Inc.
2.095% due 06/01/2031	2,000	1,986
3.205% due 06/01/2050	280	291
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,070	1,094
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	20,306
Boyd Gaming Corp. 4.750% due 06/15/2031	900	935
Braskem Netherlands Finance BV 4.500% due 01/10/2028	500	527
Bristol-Myers Squibb Co. 4.350% due 11/15/2047	10,800	13,705
British Airways Pass-Through Trust
3.300% due 06/15/2034	193	197
3.350% due 12/15/2030	90	90
4.250% due 05/15/2034	356	384
Broadcom, Inc.
1.950% due 02/15/2028	500	500
2.450% due 02/15/2031	1,000	983
2.600% due 02/15/2033	1,300	1,273
3.419% due 04/15/2033	1,500	1,577
3.469% due 04/15/2034	5,400	5,717
3.500% due 02/15/2041	300	307
3.750% due 02/15/2051	1,400	1,464
4.150% due 11/15/2030	600	674
4.300% due 11/15/2032	2,770	3,158
4.750% due 04/15/2029	1,900	2,212
5.000% due 04/15/2030	1,900	2,244
Broadridge Financial Solutions, Inc. 2.600% due 05/01/2031	2,480	2,528
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,983
Caesars Entertainment, Inc. 6.250% due 07/01/2025	1,950	2,069
Cameron LNG LLC
2.902% due 07/15/2031	900	960
3.402% due 01/15/2038	2,000	2,120
3.701% due 01/15/2039	1,400	1,564
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,656
CCO Holdings LLC 4.250% due 02/01/2031	620	632
Cellnex Finance Co. S.A. 3.875% due 07/07/2041 (b)	700	699
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~	1,370	1,370
Charter Communications Operating LLC
2.300% due 02/01/2032	850	818
3.500% due 06/01/2041	4,000	4,034
3.850% due 04/01/2061	4,100	4,034
3.900% due 06/01/2052	1,770	1,807
4.200% due 03/15/2028	2,200	2,493
4.400% due 12/01/2061	2,600	2,799
4.800% due 03/01/2050	3,400	3,912
5.125% due 07/01/2049	10,800	12,885

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

5.375% due 04/01/2038	600	738
5.375% due 05/01/2047	2,200	2,700
5.750% due 04/01/2048	1,100	1,402
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	656
7.000% due 06/30/2024	2,000	2,292
Children's Hospital 2.928% due 07/15/2050	3,900	3,889
Churchill Downs, Inc. 4.750% due 01/15/2028	1,000	1,036
Cigna Corp.
2.375% due 03/15/2031	3,800	3,857
3.400% due 03/15/2051	1,630	1,705
Citrix Systems, Inc. 1.250% due 03/01/2026	700	692
City of Hope 4.378% due 08/15/2048	1,010	1,266
Coca-Cola Europacific Partners PLC 1.500% due 01/15/2027	4,400	4,381
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,723
Comcast Corp.
3.999% due 11/01/2049	7,430	8,766
4.400% due 08/15/2035	4,300	5,187
Conagra Brands, Inc. 5.300% due 11/01/2038	11,900	15,158
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	8,105
Continental Wind LLC 6.000% due 02/28/2033	1,483	1,705
Corning, Inc. 5.450% due 11/15/2079	2,400	3,368
CoStar Group, Inc. 2.800% due 07/15/2030	1,700	1,730
CRH America Finance, Inc. 4.400% due 05/09/2047	200	241
Crown Castle Towers LLC
3.720% due 07/15/2043	600	620
4.241% due 07/15/2048	3,300	3,733
CSN Resources S.A. 4.625% due 06/10/2031	6,600	6,751
CSX Corp. 6.150% due 05/01/2037	800	1,126
CVS Pass-Through Trust
6.036% due 12/10/2028	81	95
7.507% due 01/10/2032	14,288	18,108
DAE Funding LLC
1.550% due 08/01/2024	1,300	1,300
1.625% due 02/15/2024	6,600	6,707
2.625% due 03/20/2025	2,400	2,448
3.375% due 03/20/2028	4,100	4,204
5.000% due 08/01/2024	1,000	1,029
5.250% due 11/15/2021	1,700	1,715
DaVita, Inc. 4.625% due 06/01/2030	2,390	2,460
Dell International LLC
4.900% due 10/01/2026	1,200	1,386
5.300% due 10/01/2029	7,500	9,057
8.350% due 07/15/2046	2,400	3,931
Diamondback Energy, Inc. 2.875% due 12/01/2024	3,200	3,382
Discovery Communications LLC
4.000% due 09/15/2055	2,798	2,967
5.200% due 09/20/2047	2,400	2,988
Electronic Arts, Inc. 2.950% due 02/15/2051	2,260	2,215
Enbridge, Inc. 2.500% due 08/01/2033	2,200	2,206
Energy Transfer LP
5.300% due 04/15/2047	9,200	10,781
6.050% due 06/01/2041	3,200	4,071
6.625% due 10/15/2036	5,200	6,935
7.500% due 07/01/2038	4,135	5,840
Eni SpA 4.750% due 09/12/2028	800	939
Entergy Louisiana LLC
1.600% due 12/15/2030	600	577
2.900% due 03/15/2051	2,100	2,075
Enterprise Products Operating LLC
4.200% due 01/31/2050	1,300	1,502
4.450% due 02/15/2043	1,000	1,186
4.850% due 08/15/2042	642	788
4.850% due 03/15/2044	1,850	2,266
5.750% due 03/01/2035	600	778
5.950% due 02/01/2041	3,200	4,425
6.125% due 10/15/2039	1,000	1,407

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

6.450% due 09/01/2040	200	287
6.875% due 03/01/2033	10,000	14,311
EQT Corp.
3.125% due 05/15/2026	400	410
3.625% due 05/15/2031	300	314
Essential Utilities, Inc. 2.400% due 05/01/2031	1,900	1,919
Expedia Group, Inc.
2.950% due 03/15/2031	1,700	1,726
3.800% due 02/15/2028	3,500	3,809
6.250% due 05/01/2025	791	921
Fair Isaac Corp. 5.250% due 05/15/2026	200	226
FedEx Corp. 4.950% due 10/17/2048	6,600	8,534
Fidelity National Information Services, Inc. 1.650% due 03/01/2028	3,760	3,743
Fiserv, Inc. 3.500% due 07/01/2029	1,300	1,432
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	5,072
4.317% due 12/30/2039	1,730	1,765
FMG Resources Pty. Ltd. 4.375% due 04/01/2031	1,560	1,671
Ford Foundation 2.815% due 06/01/2070	4,980	5,024
Fox Corp. 5.476% due 01/25/2039	200	259
Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,600	1,602
3.000% due 12/01/2031	3,700	3,778
General Electric Co. 5.550% due 01/05/2026	2,600	3,086
General Mills, Inc. 6.410% due 10/15/2022	3,600	3,858
Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	1,109
4.500% due 07/01/2057	1,340	1,764
Halliburton Co. 7.450% due 09/15/2039	1,100	1,621
HCA, Inc.
5.125% due 06/15/2039	2,900	3,632
5.250% due 06/15/2049	570	728
Heineken NV 3.500% due 01/29/2028	12,100	13,384
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	1,100	1,088
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	1,900	1,897
5.000% due 06/01/2029	1,900	1,945
Home Depot, Inc. 4.500% due 12/06/2048	9,000	11,762
Humana, Inc. 3.950% due 08/15/2049	600	689
Huntsman International LLC
2.950% due 06/15/2031	800	812
4.500% due 05/01/2029	3,896	4,435
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~	5,970	5,993
IHS Markit Ltd.
4.250% due 05/01/2029	650	753
4.750% due 08/01/2028	2,100	2,484
Illumina, Inc. 2.550% due 03/23/2031	1,260	1,280
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	421
3.500% due 07/26/2026	2,000	2,144
3.875% due 07/26/2029	2,300	2,497
JetBlue Pass-Through Trust 4.000% due 05/15/2034	2,215	2,451
Johns Hopkins University 2.813% due 01/01/2060	1,000	1,009
Johnson & Johnson 2.250% due 09/01/2050	1,900	1,781
Kaiser Aluminum Corp. 4.500% due 06/01/2031	4,000	4,112
Kaiser Foundation Hospitals 2.810% due 06/01/2041	3,070	3,138
Kansas City Southern
3.125% due 06/01/2026	1,800	1,949
4.200% due 11/15/2069	1,900	2,211
4.700% due 05/01/2048	4,300	5,381
KB Home 4.000% due 06/15/2031	3,000	3,030
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	400	559

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

7.300% due 08/15/2033	900	1,272
KLA Corp. 3.300% due 03/01/2050	3,000	3,185
Kraft Heinz Foods Co.
6.500% due 02/09/2040	780	1,086
6.875% due 01/26/2039	600	864
7.125% due 08/01/2039	4,250	6,224
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,981
3.500% due 08/18/2026	600	638
3.900% due 08/08/2029	1,300	1,385
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	1,044
Leidos, Inc. 2.300% due 02/15/2031	700	685
Level 3 Financing, Inc.
3.400% due 03/01/2027	2,100	2,233
3.875% due 11/15/2029	1,000	1,072
Lundin Energy Finance BV
2.000% due 07/15/2026	900	902
3.100% due 07/15/2031	1,600	1,620
Marathon Oil Corp. 6.600% due 10/01/2037	700	932
Marriott International, Inc.
3.500% due 10/15/2032	5,600	5,956
4.000% due 04/15/2028	2,100	2,311
Marvell Technology, Inc.
2.450% due 04/15/2028	200	204
4.200% due 06/22/2023	7,000	7,445
4.875% due 06/22/2028	500	579
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	4,002
McDonald's Corp.
3.625% due 09/01/2049	960	1,066
3.800% due 04/01/2028	3,600	4,078
4.450% due 03/01/2047	1,000	1,230
4.450% due 09/01/2048	5,300	6,607
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	2,500	2,645
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	1,030
5.875% due 05/15/2026	1,100	1,156
Moody's Corp. 5.250% due 07/15/2044	8,000	10,747
MPLX LP
2.650% due 08/15/2030	2,600	2,627
4.700% due 04/15/2048	1,500	1,747
4.800% due 02/15/2029	2,600	3,053
5.500% due 02/15/2049	1,060	1,375
MSCI, Inc. 3.625% due 11/01/2031	4,180	4,293
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,822
New York and Presbyterian Hospital
2.256% due 08/01/2040	3,000	2,837
4.063% due 08/01/2056	900	1,126
4.763% due 08/01/2116	3,500	4,728
News Corp. 3.875% due 05/15/2029	1,700	1,719
Nissan Motor Co. Ltd.
3.522% due 09/17/2025	2,000	2,137
4.345% due 09/17/2027	4,900	5,391
4.810% due 09/17/2030	3,800	4,294
Norfolk Southern Corp. 3.155% due 05/15/2055	10,875	10,968
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	7,227
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	4,264
Novant Health, Inc. 3.168% due 11/01/2051	2,000	2,104
NXP BV
4.300% due 06/18/2029	800	919
5.350% due 03/01/2026	1,600	1,868
ONEOK Partners LP 6.125% due 02/01/2041	1,700	2,195
Oracle Corp.
1.650% due 03/25/2026 (h)	2,740	2,779
2.300% due 03/25/2028 (h)	7,600	7,802
2.875% due 03/25/2031 (h)	6,430	6,693
3.600% due 04/01/2050	1,100	1,131
3.650% due 03/25/2041 (h)	1,900	2,018
3.800% due 11/15/2037	2,800	3,077
3.850% due 04/01/2060	7,000	7,451
3.950% due 03/25/2051 (h)	5,100	5,573
4.000% due 11/15/2047	1,100	1,202

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

4.100% due 03/25/2061 (h)	3,270	3,633
4.500% due 07/08/2044	900	1,055
Owens Corning 4.300% due 07/15/2047	550	641
PeaceHealth Obligated Group
3.218% due 11/15/2050	1,260	1,330
4.787% due 11/15/2048	2,730	3,680
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	3,500	3,685
3.350% due 11/01/2029	700	748
Pernod Ricard International Finance LLC
1.250% due 04/01/2028	1,600	1,536
1.625% due 04/01/2031	2,000	1,900
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	2,800	2,952
Pertamina Persero PT
4.150% due 02/25/2060	2,400	2,419
4.175% due 01/21/2050	1,200	1,237
6.500% due 11/07/2048	1,700	2,259
Petronas Capital Ltd. 3.404% due 04/28/2061	6,400	6,578
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	2,300	2,327
Post Holdings, Inc. 4.500% due 09/15/2031	890	890
Prestige Brands, Inc. 3.750% due 04/01/2031	500	483
PulteGroup, Inc.
6.000% due 02/15/2035	1,000	1,317
6.375% due 05/15/2033	1,190	1,576
Qatar Petroleum
3.125% due 07/12/2041 (b)	5,700	5,679
3.300% due 07/12/2051 (b)	2,300	2,300
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	817	938
Raytheon Technologies Corp. 4.450% due 11/16/2038	1,900	2,306
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,907
6.875% due 04/15/2040	4,700	4,977
Royalty Pharma PLC 2.200% due 09/02/2030	1,840	1,806
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,712
5.000% due 03/15/2027	2,700	3,121
5.625% due 04/15/2023	700	752
5.750% due 05/15/2024	1,100	1,235
5.875% due 06/30/2026	5,900	6,988
6.250% due 03/15/2022	800	821
Sands China Ltd.
4.375% due 06/18/2030	200	217
4.600% due 08/08/2023	800	852
5.125% due 08/08/2025	4,300	4,815
5.400% due 08/08/2028	900	1,046
Santos Finance Ltd. 3.649% due 04/29/2031	3,670	3,761
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,499
Saudi Arabian Oil Co.
3.250% due 11/24/2050	2,500	2,436
3.500% due 11/24/2070	4,600	4,479
Siemens Financieringsmaatschappij NV 2.875% due 03/11/2041	1,900	1,965
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	614
Southern Co. 3.750% due 09/15/2051 •	900	907
Southwest Airlines Co. 5.125% due 06/15/2027	400	471
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,360
4.600% due 06/15/2028	5,300	5,207
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	420	413
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	200	201
4.738% due 03/20/2025	2,531	2,722
5.152% due 09/20/2029	4,800	5,531
Square, Inc.
2.750% due 06/01/2026	1,800	1,834
3.500% due 06/01/2031	800	808
Studio City Finance Ltd. 5.000% due 01/15/2029	500	506
Switch Ltd. 4.125% due 06/15/2029	2,000	2,055

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,918
T-Mobile USA, Inc.
2.050% due 02/15/2028	1,900	1,934
2.250% due 02/15/2026	1,570	1,584
2.550% due 02/15/2031	1,600	1,622
3.300% due 02/15/2051	1,900	1,899
3.375% due 04/15/2029	1,000	1,034
3.500% due 04/15/2031	3,600	3,729
3.875% due 04/15/2030	100	112
4.500% due 04/15/2050	3,700	4,410
Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040	2,000	2,023
3.175% due 07/09/2050	1,600	1,621
Teck Resources Ltd. 3.900% due 07/15/2030	3,180	3,431
Telefonica Emisiones S.A.
5.213% due 03/08/2047	5,000	6,254
7.045% due 06/20/2036	7,100	10,237
Tencent Holdings Ltd.
2.880% due 04/22/2031	400	414
3.595% due 01/19/2028	4,000	4,385
3.940% due 04/22/2061	1,200	1,330
3.975% due 04/11/2029	800	893
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,801
7.000% due 10/15/2028	3,000	3,892
7.625% due 04/01/2037	4,720	6,800
8.375% due 06/15/2032	3,600	5,302
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,512
Textron, Inc. 2.450% due 03/15/2031	2,980	2,988
Time Warner Cable LLC
5.875% due 11/15/2040	500	649
6.750% due 06/15/2039	1,300	1,815
7.300% due 07/01/2038	1,225	1,791
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,364	4,755
TotalEnergies Capital International S.A.
2.986% due 06/29/2041	8,000	8,162
3.386% due 06/29/2060	2,600	2,749
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,360
4.600% due 03/15/2048	2,000	2,445
Travel + Leisure Co. 4.625% due 03/01/2030	700	724
Trimble, Inc. 4.900% due 06/15/2028	4,700	5,517
Tyson Foods, Inc. 5.100% due 09/28/2048	1,700	2,242
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,436	3,467
4.625% due 12/03/2026	3,037	3,066
5.900% due 04/01/2026	1,946	2,037
Union Pacific Corp.
3.375% due 02/01/2035	1,200	1,321
3.750% due 02/05/2070	1,700	1,879
United Airlines Pass-Through Trust
2.700% due 11/01/2033	577	580
2.875% due 04/07/2030	570	584
3.100% due 04/07/2030	489	495
3.450% due 01/07/2030	326	332
4.000% due 10/11/2027	1,339	1,415
4.300% due 02/15/2027	9,829	10,415
4.550% due 08/25/2031	2,193	2,361
5.875% due 04/15/2029	6,471	7,194
UnitedHealth Group, Inc.
2.300% due 05/15/2031	2,000	2,050
3.050% due 05/15/2041	2,000	2,097
4.750% due 07/15/2045	5,700	7,488
Vale Overseas Ltd. 3.750% due 07/08/2030	1,200	1,279
Valero Energy Corp.
4.000% due 04/01/2029	1,000	1,118
4.350% due 06/01/2028	600	683
Valley Children's Hospital 4.399% due 03/15/2048	2,000	2,374
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,729
VMware, Inc. 4.650% due 05/15/2027	2,100	2,413
Walt Disney Co.
3.600% due 01/13/2051	7,700	8,751
3.800% due 05/13/2060	4,400	5,200
4.750% due 11/15/2046	700	915

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

5.400% due 10/01/2043	3,600	5,037
6.200% due 12/15/2034	2,000	2,846
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	7,782
Williams Cos., Inc. 2.600% due 03/15/2031	1,740	1,764
Wipro IT Services LLC 1.500% due 06/23/2026	5,200	5,191
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,576
3.700% due 03/15/2028	2,500	2,687
WRKCo, Inc. 4.000% due 03/15/2028	2,700	3,051
Wynn Macau Ltd. 5.125% due 12/15/2029	800	826
Yale University
1.482% due 04/15/2030	1,100	1,086
2.402% due 04/15/2050	2,000	1,950
Yara International ASA 4.750% due 06/01/2028	4,600	5,426
Zimmer Biomet Holdings, Inc. 3.700% due 03/19/2023	600	631
Zoetis, Inc. 3.900% due 08/20/2028	4,300	4,895

		1,121,884

UTILITIES 10.6%
AEP Texas, Inc.
2.100% due 07/01/2030	900	884
4.150% due 05/01/2049	1,100	1,295
6.650% due 02/15/2033	1,800	2,426
AES Corp. 2.450% due 01/15/2031	200	198
Alabama Power Co.
1.450% due 09/15/2030	1,000	956
4.300% due 01/02/2046	700	856
4.300% due 07/15/2048	2,000	2,489
Alliant Energy Finance LLC 1.400% due 03/15/2026	1,000	987
Ameren Corp. 1.750% due 03/15/2028	990	981
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	257
American Water Capital Corp.
3.750% due 09/01/2047	3,400	3,844
4.150% due 06/01/2049	5,000	6,082
Appalachian Power Co. 2.700% due 04/01/2031	2,100	2,173
AT&T, Inc.
3.100% due 02/01/2043	5,000	4,909
3.300% due 02/01/2052	1,960	1,912
3.500% due 09/15/2053	3,634	3,656
3.550% due 09/15/2055	493	495
3.650% due 09/15/2059	6,484	6,585
3.800% due 12/01/2057	266	278
4.500% due 05/15/2035	4,980	5,853
Atlantic City Electric Co. 2.300% due 03/15/2031	3,400	3,446
Baltimore Gas and Electric Co. 2.250% due 06/15/2031	500	505
Bell Canada 4.300% due 07/29/2049	3,900	4,727
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	8,121
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	980	1,078
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	4,049
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	649
4.500% due 05/15/2058	2,500	3,034
DTE Electric Co. 3.250% due 04/01/2051	1,100	1,195
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,264
4.000% due 09/30/2042	400	473
Duke Energy Corp. 3.400% due 06/15/2029	800	876
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,517
3.850% due 11/15/2042	4,600	5,328
6.350% due 09/15/2037	200	295
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	137

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Duke Energy Progress LLC
2.500% due 08/15/2050	3,970	3,676
6.300% due 04/01/2038	800	1,159
East Ohio Gas Co.
2.000% due 06/15/2030	800	792
3.000% due 06/15/2050	1,550	1,541
Edison International
3.125% due 11/15/2022	2,000	2,061
5.750% due 06/15/2027	700	797
Electricite de France S.A. 5.000% due 09/21/2048	300	394
Enel Finance International NV 3.625% due 05/25/2027	1,100	1,210
Entergy Arkansas LLC 3.350% due 06/15/2052	1,300	1,391
Entergy Corp.
1.900% due 06/15/2028	900	900
2.400% due 06/15/2031	2,390	2,388
Entergy Mississippi LLC 3.500% due 06/01/2051	1,600	1,757
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	3,072
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,299
3.950% due 03/01/2048	1,300	1,585
4.050% due 10/01/2044	1,805	2,204
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	7,100	7,085
Georgia Power Co.
3.250% due 03/15/2051	5,300	5,360
3.700% due 01/30/2050	900	979
4.300% due 03/15/2042	3,752	4,442
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,869
6.050% due 03/15/2037	800	1,113
Jersey Central Power & Light Co.
2.750% due 03/01/2032	1,600	1,628
4.300% due 01/15/2026	800	886
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,200	2,478
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022	1,000	1,017
Monongahela Power Co. 3.550% due 05/15/2027	1,800	1,987
National Grid USA 5.803% due 04/01/2035	120	149
New England Power Co. 3.800% due 12/05/2047	2,300	2,510
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	467
3.300% due 09/15/2049	2,500	2,599
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	1,500	1,519
5.650% due 05/01/2079 •	2,600	3,028
Niagara Mohawk Power Corp.
1.960% due 06/27/2030	1,770	1,745
4.119% due 11/28/2042	3,500	3,974
Northern States Power Co. 3.600% due 09/15/2047	6,300	7,154
NRG Energy, Inc.
2.000% due 12/02/2025	4,300	4,364
2.450% due 12/02/2027	1,000	1,008
NSTAR Electric Co. 3.100% due 06/01/2051	1,500	1,556
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,686
5.050% due 10/01/2048	7,000	8,832
Ohio Power Co. 5.850% due 10/01/2035	100	136
ONEOK, Inc.
4.550% due 07/15/2028	1,500	1,713
5.200% due 07/15/2048	12,400	15,220
6.000% due 06/15/2035	100	126
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	1,470	1,473
2.500% due 02/01/2031	2,100	1,971
3.000% due 06/15/2028	3,200	3,219
3.150% due 01/01/2026	2,000	2,064
3.450% due 07/01/2025	1,000	1,049
3.500% due 08/01/2050	7,200	6,427
3.750% due 08/15/2042	2,790	2,550
3.950% due 12/01/2047	1,000	932
4.250% due 03/15/2046	300	287
4.300% due 03/15/2045	500	482
4.500% due 07/01/2040	6,100	6,113
4.550% due 07/01/2030	890	953

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

4.600% due 06/15/2043	900	896
4.750% due 02/15/2044	100	101
4.950% due 07/01/2050	2,000	2,060
PacifiCorp
4.125% due 01/15/2049	10,100	12,099
5.750% due 04/01/2037	60	82
6.000% due 01/15/2039	2,040	2,902
6.100% due 08/01/2036	60	85
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,535
Petrobras Global Finance BV 5.093% due 01/15/2030	6,188	6,762
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	1,900	2,094
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,999
PT Perusahaan Listrik Negara
4.375% due 02/05/2050	3,800	3,900
4.875% due 07/17/2049	400	437
6.250% due 01/25/2049	2,600	3,287
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,647
S.A. Global Sukuk Ltd.
1.602% due 06/17/2026	2,800	2,801
2.694% due 06/17/2031	2,900	2,940
San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	5,561
4.150% due 05/15/2048	9,400	11,410
SES S.A.
3.600% due 04/04/2023	4,600	4,812
5.300% due 04/04/2043	3,800	4,467
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	5,214
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	10,968
Southern California Edison Co.
1.100% due 04/01/2024	700	705
2.250% due 06/01/2030	800	788
2.500% due 06/01/2031	4,700	4,716
2.950% due 02/01/2051	3,000	2,726
3.400% due 06/01/2023	300	316
3.650% due 03/01/2028	200	220
3.650% due 02/01/2050	1,100	1,102
3.650% due 06/01/2051	2,000	2,011
3.900% due 12/01/2041	500	518
3.900% due 03/15/2043	3,600	3,773
4.650% due 10/01/2043	1,800	2,073
6.000% due 01/15/2034	3,600	4,673
6.650% due 04/01/2029	900	1,124
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,899
4.125% due 06/01/2048	5,300	6,403
Southwestern Electric Power Co.
4.100% due 09/15/2028	600	683
6.200% due 03/15/2040	2,200	3,079
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,638
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,214
Tampa Electric Co. 2.400% due 03/15/2031	3,290	3,367
Verizon Communications, Inc.
1.500% due 09/18/2030	400	383
2.550% due 03/21/2031	3,600	3,682
4.522% due 09/15/2048	19,591	24,280
Vodafone Group PLC
4.250% due 09/17/2050	400	468
4.875% due 06/19/2049	5,600	7,076
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,801
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	4,326

		414,289

Total Corporate Bonds & Notes (Cost $2,112,511)		2,324,796

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.2%
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,365
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,229
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	3,085

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,147

		7,826

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,590

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,793	11,825

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	500	712
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	126
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	4,628
3.007% due 01/01/2033	5,030	5,322

		10,788

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,387

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010 6.413% due 01/01/2040	3,100	4,588

NEW JERSEY 0.1%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,603

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,223

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	815
New York State Dormitory Authority Revenue Notes, Series 2021 1.952% due 03/15/2029	1,590	1,604
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	7,500	9,860

		12,279

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,325
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	7,017

		8,342

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	703
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,760	3,867

		4,570

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	7,633
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	1,300	1,321
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	7,150	7,217

		16,171

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2020 2.196% due 05/01/2027	1,000	1,053

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $70,475)		85,245

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	37,998
0.152% due 07/25/2037 •	7	7
0.222% due 03/25/2036 •	2	2
0.492% due 09/25/2032 •	3	3
0.742% due 08/25/2040 •	360	366
1.328% due 06/01/2043 •	66	68
1.665% due 12/01/2034 •	194	203
1.703% due 10/01/2035 •	100	100
1.705% due 04/01/2035 •	262	264
1.800% due 06/01/2035 •	507	511
2.050% due 06/01/2035 •	462	463
2.096% due 05/25/2035 ~	223	229
2.183% due 09/01/2035 •	9	9
2.242% due 12/01/2033 •	19	19
2.280% due 11/01/2035 •	2	2
2.358% due 01/25/2031 ~(a)	16,404	2,322
2.581% due 11/01/2034 •	328	350
2.588% due 08/01/2035 •	25	26
3.000% due 12/25/2046	1,324	1,320
3.250% due 11/01/2042	2,617	2,957
3.790% due 01/01/2029	4,200	4,710
3.990% due 01/01/2029	2,234	2,589
5.000% due 08/25/2033	33	37
5.500% due 04/25/2033 - 09/25/2035	5,347	6,390
5.900% due 07/25/2042	7	8
6.000% due 07/25/2031 - 03/25/2036	925	1,252
6.080% due 09/01/2028	1,800	2,385
Federal Farm Credit Bank
5.125% due 07/09/2029	500	647
5.750% due 12/07/2028	20	26
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	9,878
0.473% due 01/15/2033 •	2	2
0.573% due 09/15/2030 •	1	1
1.316% due 10/25/2044 •	19	19
1.328% due 02/25/2045 •	58	59
2.042% due 04/01/2035 •	16	17
2.111% due 06/01/2035 •	9	9
2.188% due 10/01/2035 •	17	18
5.000% due 03/01/2038 - 12/01/2038	464	523
5.500% due 02/15/2024	28	29
6.000% due 06/15/2035 - 10/01/2037	501	653
6.500% due 10/25/2043	51	60
Ginnie Mae
2.875% due 05/20/2030 •	33	34
3.250% due 02/20/2049	2,373	2,749
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	94,242
Resolution Funding Corp. STRIPS 0.000% due 10/15/2027 - 07/15/2029 (a)	25,131	22,934
Small Business Administration
5.290% due 12/01/2027	144	154
5.510% due 11/01/2027	36	40
Uniform Mortgage-Backed Security 5.500% due 04/01/2031 - 04/01/2049	3,209	3,573
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2051	6,800	7,084
4.000% due 08/01/2051	27,100	28,883

Total U.S. Government Agencies (Cost $201,960)		236,224

U.S. TREASURY OBLIGATIONS 58.4%
U.S. Treasury Bonds
1.125% due 05/15/2040 (i)(k)	313,630	270,849
1.125% due 08/15/2040 (i)	518,690	446,398
1.375% due 11/15/2040	55,540	49,912
1.875% due 02/15/2041 (i)	622,300	609,368
1.875% due 02/15/2051 (i)	201,735	192,594
2.000% due 02/15/2050 (i)	448,310	440,570
2.250% due 05/15/2041	30,600	31,848
2.250% due 08/15/2049 (k)	17,276	17,902
2.375% due 11/15/2049 (k)	875	932
2.375% due 05/15/2051 (i)	4,000	4,272
2.500% due 02/15/2045 (k)	1,110	1,201
2.750% due 11/15/2042 (k)	1,000	1,126
2.875% due 08/15/2045 (k)(m)	2,345	2,712
2.875% due 05/15/2049 (m)	405	474
3.000% due 08/15/2048 (k)	7,990	9,542
3.125% due 02/15/2043 (k)	1,910	2,283
3.750% due 11/15/2043 (k)	6,137	8,058
4.500% due 08/15/2039 (k)	2,000	2,820

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

4.750% due 02/15/2037 (k)	3,200	4,543
4.750% due 02/15/2041 (k)	2,480	3,638
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(k)	71,900	56,833
0.000% due 08/15/2034 (a)	32,970	25,895
0.000% due 05/15/2035 (a)(k)	32,500	25,073
0.000% due 11/15/2036 (a)	37,600	27,901
0.000% due 08/15/2037 (a)(k)	8,900	6,468
0.000% due 08/15/2040 (d)(k)	5,930	4,067
0.000% due 05/15/2044 (d)(k)	15,400	9,535
0.000% due 08/15/2044 (d)	18,300	11,242
0.000% due 11/15/2044 (d)	11,350	6,930

Total U.S. Treasury Obligations (Cost $2,381,205)		2,274,986

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Adjustable Rate Mortgage Trust 2.590% due 10/25/2035 ~	960	894
American Home Mortgage Assets Trust
0.212% due 10/25/2046 •	100	91
1.036% due 11/25/2046 •	1,636	703
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	3	3
BAMLL Commercial Mortgage Securities Trust
1.123% due 04/15/2036 •	7,000	6,991
1.273% due 03/15/2034 •	2,400	2,404
Banc of America Funding Trust
2.707% due 02/20/2036 ~	242	243
2.852% due 05/25/2035 ~	6	6
3.348% due 01/20/2047 ^~	24	23
Banc of America Mortgage Trust 3.166% due 08/25/2035 ^~	580	584
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,840
5.122% due 08/10/2035 ~	8,700	9,759
Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 05/25/2034 ~	1	1
2.410% due 10/25/2035 •	36	37
2.780% due 11/25/2030 ~	36	36
2.893% due 02/25/2034 ~	5	5
3.111% due 11/25/2034 ~	19	19
3.156% due 05/25/2047 ^~	688	684
Bear Stearns ALT-A Trust
0.412% due 08/25/2036 ^•	3,281	3,101
3.008% due 09/25/2035 ^~	2,810	2,201
3.089% due 11/25/2036 ^~	1,502	1,010
3.115% due 11/25/2036 ~	148	113
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,800
Chase Mortgage Finance Trust
3.067% due 03/25/2037 ^~	238	240
5.500% due 11/25/2035	2,071	1,952
ChaseFlex Trust 0.372% due 05/25/2037 •	4,709	4,542
Citigroup Mortgage Loan Trust
0.162% due 01/25/2037 •	31	28
0.892% due 08/25/2035 ^•	147	138
2.530% due 10/25/2035 •	21	21
3.258% due 04/25/2066 ~	1,011	1,021
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •	29	30
2.220% due 09/25/2035 •	57	60
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,563
3.942% due 04/10/2033 ~	7,300	7,833
Countrywide Alternative Loan Trust
0.288% due 12/20/2046 ^•	647	566
0.472% due 09/25/2046 ^•	705	684
0.512% due 05/25/2036 •	3,860	3,556
0.513% due 03/20/2046 •	153	130
0.652% due 02/25/2037 •	64	57
0.731% due 11/20/2035 •	3,956	3,807
0.733% due 12/20/2035 •	654	625
5.500% due 09/25/2035 ^	1,565	1,470
5.500% due 10/25/2035	3,323	2,635
5.500% due 11/25/2035	555	438
5.500% due 03/25/2036 ^	75	49
6.000% due 03/25/2036 ^	3,409	2,342
6.250% due 08/25/2037 ^	128	98
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •	63	56
0.732% due 03/25/2035 •	153	141
2.109% due 02/20/2036 ^•	115	116
2.195% due 02/20/2036 ^•	45	40
2.665% due 02/20/2035 ~	6	6
2.760% due 11/20/2034 ~	11	11

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.800% due 11/25/2034 ~	55	55
2.915% due 04/20/2035 ~	2	2
2.958% due 08/25/2034 ^~	10	10
2.992% due 08/25/2034 ^~	8	9
3.093% due 11/25/2037 ~	495	492
5.250% due 05/25/2035	110	89
Countrywide Home Loan Reperforming REMIC Trust 0.512% due 07/25/2036 •	2,571	2,399
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	8	8
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	2,246	2,245
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~	2,722	2,747
3.023% due 12/26/2059 ~	726	730
3.023% due 08/25/2060 ~	1,437	1,460
Downey Savings & Loan Association Mortgage Loan Trust 0.613% due 08/19/2045 •	68	66
First Horizon Mortgage Pass-Through Trust
2.861% due 08/25/2035 ~	11	8
3.149% due 12/25/2034 ~	2	2
GCAT LLC 2.981% due 09/25/2025 þ	1,853	1,872
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,225	5,178
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •	484	404
GSR Mortgage Loan Trust
2.848% due 11/25/2035 ~	5	5
2.924% due 09/25/2035 ~	27	28
HarborView Mortgage Loan Trust
0.283% due 01/19/2038 •	1,801	1,734
0.298% due 12/19/2036 •	3,130	2,943
0.573% due 03/19/2036 ^•	11,755	11,700
2.648% due 07/19/2035 ^~	14	14
IndyMac Mortgage Loan Trust
0.492% due 06/25/2046 •	471	431
2.880% due 12/25/2034 ~	12	13
3.024% due 04/25/2037 ^~	167	154
3.110% due 04/25/2037 ~	113	109
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,791
JP Morgan Mortgage Trust
0.992% due 11/25/2049 •	1,258	1,265
0.992% due 12/25/2049 •	573	577
2.453% due 02/25/2035 ~	2	2
2.577% due 07/25/2035 ~	1,181	1,210
3.092% due 01/25/2037 ^~	23	21
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	1,719	1,726
Lehman XS Trust 0.272% due 12/25/2036 •	1,334	1,374
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •	383	353
2.876% due 11/21/2034 ~	56	57
MASTR Alternative Loan Trust 5.500% due 01/25/2025	31	29
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.773% due 11/15/2031 •	24	25
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •	36	35
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •	159	158
2.024% due 05/25/2033 ~	13	13
2.300% due 02/25/2034 ~	5	6
2.309% due 05/25/2033 ~	6	6
2.624% due 07/25/2034 ~	83	86
Morgan Stanley Mortgage Loan Trust 0.392% due 08/25/2036 •	3,220	1,269
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	6,122	6,339
4.500% due 05/25/2058 ~	2,873	3,119
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	14,256	4,629
Prime Mortgage Trust 0.492% due 02/25/2034 •	1	1
Residential Accredit Loans, Inc. Trust
0.512% due 04/25/2046 •	191	75
6.000% due 06/25/2036 ^	6,617	6,286
6.000% due 08/25/2036 ^	847	831
6.500% due 08/25/2036	1,673	1,669
Residential Asset Securitization Trust
0.492% due 01/25/2046 ^•	205	69
0.542% due 04/25/2035 ^•	53	33
Structured Adjustable Rate Mortgage Loan Trust
0.412% due 10/25/2035 •	43	43

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.532% due 05/25/2037 •		131	128
1.516% due 01/25/2035 ^•		48	45
2.439% due 12/25/2034 ~		76	77
2.925% due 08/25/2035 ~		17	16
Structured Asset Mortgage Investments Trust
0.512% due 04/25/2036 •		416	397
0.532% due 05/25/2036 •		146	143
0.593% due 07/19/2035 •		24	23
0.652% due 02/25/2036 ^•		361	348
0.712% due 12/25/2035 ^•		4	4
0.753% due 10/19/2034 •		16	16
Structured Asset Securities Corp. 2.373% due 12/25/2033 ~		11	11
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		5,157	3,335
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	15,704	21,840
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •		$439	388
0.632% due 12/25/2045 •		40	41
0.672% due 10/25/2045 •		522	522
0.712% due 01/25/2045 •		27	27
0.816% due 02/25/2047 ^•		399	382
0.816% due 03/25/2047 ^•		227	218
0.846% due 01/25/2047 •		1	1
0.876% due 04/25/2047 •		923	888
1.116% due 08/25/2046 •		953	953
1.516% due 08/25/2042 •		1	1
1.843% due 08/25/2046 •		7,448	7,306
1.843% due 09/25/2046 •		16	16
1.843% due 10/25/2046 •		4	4
1.843% due 11/25/2046 •		48	48
1.877% due 05/25/2046 •		33	33
2.409% due 03/25/2034 ~		88	91
2.730% due 12/25/2036 ^~		201	199
3.000% due 02/25/2037 ^~		250	253
3.233% due 07/25/2037 ^~		24	24
Washington Mutual Mortgage Pass-Through Certificates Trust 1.086% due 05/25/2046 ^•		381	331
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,609

Total Non-Agency Mortgage-Backed Securities (Cost $181,440)			188,525

ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust 1.067% due 05/25/2034 •		1,094	1,098
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.922% due 12/25/2034 •		5,561	5,537
Argent Securities Trust 0.392% due 06/25/2036 •		6,777	5,367
Asset-Backed Securities Corp. Home Equity Loan Trust 1.937% due 05/25/2035 •		4,818	4,937
Bear Stearns Asset-Backed Securities Trust
2.993% due 07/25/2036 ~		41	41
3.054% due 10/25/2036 ~		17	17
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		1,220	1,221
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		500	509
Citigroup Mortgage Loan Trust 0.152% due 07/25/2045 •		8	7
Citigroup Mortgage Loan Trust, Inc. 0.442% due 03/25/2037 •		749	700
Countrywide Asset-Backed Certificates
0.232% due 06/25/2047 ^•		999	952
0.332% due 04/25/2037 •		575	528
0.352% due 12/25/2036 ^•		8,627	8,345
0.412% due 09/25/2047 •		7,062	5,815
0.572% due 03/25/2036 •		1,359	1,320
0.992% due 02/25/2036 •		700	699
Countrywide Asset-Backed Certificates Trust 1.967% due 07/25/2035 •		100	100
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		19	15
0.992% due 07/25/2035 •		451	450
3.723% due 04/25/2037 þ		402	408
Credit-Based Asset Servicing & Securitization Trust 0.162% due 01/25/2037 ^•		29	12
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		2,499	2,499
ECMC Group Student Loan Trust 0.842% due 02/27/2068 •		1,457	1,466
Encore Credit Receivables Trust 0.752% due 07/25/2035 •		2,770	2,793

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

First Franklin Mortgage Loan Trust
0.202% due 12/25/2037 •		2,015	1,950
0.392% due 08/25/2036 •		8,909	8,744
0.797% due 11/25/2036 •		9,400	9,257
1.142% due 09/25/2033 •		5,943	5,953
1.892% due 10/25/2033 •		4,231	4,244
First NLC Trust 0.162% due 08/25/2037 •		17	11
Fremont Home Loan Trust
0.232% due 01/25/2037 •		5,183	3,465
1.157% due 06/25/2035 •		5,100	5,112
Gallatin CLO Ltd. 1.236% due 01/21/2028 •		4,749	4,751
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	4,046	2,881
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •		$1	1
GSAMP Trust
0.162% due 12/25/2036 •		6	4
0.222% due 12/25/2046 •		1,557	1,026
0.232% due 11/25/2036 •		22,038	13,571
0.232% due 12/25/2036 •		1,877	1,213
0.242% due 08/25/2036 •		1,841	1,818
0.292% due 11/25/2036 •		223	139
0.292% due 01/25/2047 •		6,693	4,373
0.362% due 03/25/2047 •		1,095	1,038
0.412% due 04/25/2036 •		260	202
0.842% due 05/25/2036 •		53	53
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,240	2,277
JP Morgan Mortgage Acquisition Corp. 0.812% due 12/25/2035 •		400	400
JP Morgan Mortgage Acquisition Trust 0.362% due 07/25/2036 •		1,985	1,732
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 þ		859	861
Lehman ABS Mortgage Loan Trust 0.182% due 06/25/2037 •		14	11
Long Beach Mortgage Loan Trust
0.247% due 08/25/2036 •		9,977	6,382
0.392% due 06/25/2036 •		18,009	11,363
0.652% due 10/25/2034 •		5	4
MASTR Asset-Backed Securities Trust
0.312% due 11/25/2036 •		3,203	2,387
0.452% due 02/25/2036 •		2,089	1,087
0.917% due 10/25/2034 •		3,749	3,714
MASTR Specialized Loan Trust 0.612% due 02/25/2036 •		3,636	3,536
Merrill Lynch Mortgage Investors Trust 0.692% due 01/25/2037 •		9,706	9,153
MESA Trust 0.892% due 12/25/2031 •		13	13
Morgan Stanley ABS Capital, Inc. Trust
0.292% due 02/25/2037 •		2,492	1,508
0.312% due 10/25/2036 •		3,098	1,870
0.422% due 02/25/2037 •		5,124	3,153
Mountain View CLO Ltd. 1.298% due 04/15/2029 •		600	601
MP CLO Ltd. 0.891% due 10/18/2028 •		6,800	6,800
Nassau Ltd. 2.338% due 07/20/2029 •		4,500	4,505
New Century Home Equity Loan Trust
0.832% due 08/25/2034 •		11	11
1.172% due 01/25/2034 •		185	185
4.705% due 08/25/2035 þ		31	31
Newcastle Mortgage Securities Trust 0.812% due 03/25/2036 •		6,000	5,790
NovaStar Mortgage Funding Trust 0.262% due 01/25/2037 •		6,977	3,100
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		463	465
Option One Mortgage Loan Trust
0.332% due 04/25/2037 •		3,619	2,299
0.827% due 05/25/2035 •		1,000	989
Palmer Square Loan Funding Ltd. 1.006% due 08/15/2026 •		812	812
Residential Asset Securities Corp. Trust 0.312% due 02/25/2037 •		2,100	2,011
Saxon Asset Securities Trust 0.767% due 11/25/2037 •		5,700	5,688
SBA Tower Trust 3.869% due 10/15/2049 þ		3,250	3,419
Securitized Asset-Backed Receivables LLC Trust
0.222% due 05/25/2037 ^•		44	38
0.672% due 12/25/2035 •		1,401	1,382

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

SLM Student Loan Trust 1.676% due 04/25/2023 •		3,339	3,371
Sound Point CLO Ltd. 1.163% due 01/23/2029 •		837	838
Soundview Home Loan Trust
0.172% due 06/25/2037 •		10	8
0.202% due 01/25/2037 •		4,293	3,687
0.262% due 07/25/2037 •		411	383
Structured Asset Investment Loan Trust 1.817% due 11/25/2034 •		2,253	2,285
Structured Asset Securities Corp. Mortgage Loan Trust
0.412% due 10/25/2036 •		5,126	4,930
1.192% due 10/25/2037 •		5,925	3,709
1.217% due 04/25/2035 •		2,960	2,960
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		1,302	1,313
Venture CLO Ltd. 1.288% due 01/20/2029 •		1,600	1,601
Wells Fargo Home Equity Asset-Backed Securities Trust
0.322% due 04/25/2037 •		1,232	1,207
0.362% due 07/25/2036 •		1,424	1,419
Zais CLO Ltd. 1.334% due 04/15/2028 •		2,295	2,298

Total Asset-Backed Securities (Cost $229,683)			232,228

SOVEREIGN ISSUES 2.9%
Airport Authority
1.625% due 02/04/2031		5,000	4,873
2.625% due 02/04/2051		1,200	1,205
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,104	399
0.125% due 07/09/2035 þ		7,625	2,432
0.125% due 07/09/2041 þ		540	193
1.000% due 07/09/2029		386	147
Colombia Government International Bond 7.375% due 09/18/2037		720	949
Dominican Republic International Bond 4.875% due 09/23/2032		800	826
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	3,994
4.750% due 07/18/2047		$6,800	8,120
Mexico Government International Bond
3.771% due 05/24/2061		10,469	9,764
5.750% due 10/12/2110		10,400	12,466
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	148
5.940% due 02/12/2029		17,450	4,966
6.150% due 08/12/2032		9,500	2,591
6.350% due 08/12/2028		3,000	873
6.950% due 08/12/2031		15,000	4,378
8.200% due 08/12/2026		27,100	8,756
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		$5,500	6,331
Qatar Government International Bond 3.875% due 04/23/2023		3,500	3,720
Romania Government International Bond
2.000% due 04/14/2033	EUR	2,700	3,183
2.625% due 12/02/2040		1,290	1,521
2.750% due 04/14/2041		820	969
Saudi Government International Bond
3.750% due 01/21/2055		$8,100	8,580
4.500% due 04/22/2060		1,300	1,575
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	1,125
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	18,864

Total Sovereign Issues (Cost $108,949)			112,948

		SHARES
PREFERRED SECURITIES 1.4%
BANKING & FINANCE 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		1,100,000	989
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		2,700,000	2,808
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)		4,740,000	4,853
Charles Schwab Corp. 4.000% due 06/01/2026 •(f)		1,300,000	1,358

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(f)	1,000,000	1,024
4.000% due 12/10/2025 •(f)	850,000	881
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(f)	900,000	964
JPMorgan Chase & Co. 6.100% due 10/01/2024 •(f)	2,000,000	2,189
Northern Trust Corp. 4.600% due 10/01/2026 •(f)	4,900,000	5,280

		20,346

INDUSTRIALS 0.1%
General Electric Co. 3.449% due 09/15/2021 ~(f)	2,000,000	1,963

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	1,128,057	29,853
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	3,616,000	3,844

		33,697

Total Preferred Securities (Cost $55,100)		56,006

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.046% due 07/06/2021 (d)(e)	$49	49

Total Short-Term Instruments (Cost $49)		49

Total Investments in Securities (Cost $5,377,200)		5,547,096

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio	6,187,792	62,014
PIMCO Short-Term Floating NAV Portfolio III	12,457	123

Total Short-Term Instruments (Cost $62,072)		62,137

Total Investments in Affiliates (Cost $62,072)		62,137

Total Investments 143.9% (Cost $5,439,272)		$5,609,233
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $21,110)		898
Other Assets and Liabilities, net (43.9)%		(1,713,072)

Net Assets 100.0%		$3,897,059

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$30,165	$29,853	0.77%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	1,700	1,693	0.04
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	3,300	3,351	0.09
Deutsche Bank AG	3.035	05/28/2032	05/28/2021-06/11/2021	4,060	4,127	0.11
Deutsche Bank AG	3.729	01/14/2032	01/27/2021-02/01/2021	1,105	1,121	0.03
Morgan Stanley	7.500	04/02/2032	05/06/2020	3,149	3,003	0.08
Oracle Corp.	1.650	03/25/2026	03/22/2021	2,739	2,779	0.07
Oracle Corp.	2.300	03/25/2028	03/22/2021	7,581	7,802	0.20
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,420	6,693	0.17
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,887	2,018	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,091	5,573	0.14
Oracle Corp.	4.100	03/25/2061	03/22/2021	3,264	3,633	0.09

$70,461	$71,646	1.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.050)%	05/19/2021	07/15/2021	$(90,737)	$(90,732)
(0.020)	06/18/2021	07/02/2021	(47,938)	(47,937)
BSN	0.040	06/15/2021	07/15/2021	(694,793)	(694,805)
DEU	0.050	06/14/2021	07/26/2021	(15,367)	(15,368)
0.050	06/16/2021	07/16/2021	(177,946)	(177,950)
GRE	0.050	05/05/2021	07/06/2021	(189,315)	(189,330)
0.050	05/14/2021	07/14/2021	(19,649)	(19,651)
0.050	06/10/2021	07/12/2021	(16,514)	(16,515)
IND	0.070	06/25/2021	07/09/2021	(49,000)	(49,001)
JPS	(0.100)	06/15/2021	09/09/2021	(1,909)	(1,908)
NOM	0.050	06/17/2021	07/19/2021	(15,132)	(15,132)
STR	0.060	06/30/2021	07/01/2021	(291,336)	(291,336)
0.060	07/01/2021	07/02/2021	(293,724)	(293,724)

Total Reverse Repurchase Agreements	$(1,903,389)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	(0.080)%	06/30/2021	07/01/2021	$(25,317)	$(25,317)
GSC	0.020	06/22/2021	07/06/2021	(4,215)	(4,215)

Total Sale-Buyback Transactions	$(29,532)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$21,900	$(22,020)	$(22,071)

Total Short Sales (0.6)%	$(22,020)	$(22,071)

(i)	Securities with an aggregate market value of $1,683,796 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,593,451) at a weighted average interest rate of 0.034%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2021	161	$28,905	$355	$141	$0
U.S. Treasury 30-Year Bond September Futures	09/2021	321	51,601	1,563	211	0

$1,918	$352	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	1,874	$(412,880)	$583	$0	$(44)
U.S. Treasury 5-Year Note September Futures	09/2021	2,727	(336,593)	1,010	0	(170)
U.S. Treasury 10-Year Note September Futures	09/2021	306	(40,545)	(194)	0	(72)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	1,527	(224,779)	(3,616)	0	(739)
United Kingdom Long Gilt September Futures	09/2021	546	(96,752)	(945)	0	(106)

$(3,162)	$0	$(1,131)

Total Futures Contracts	$(1,244)	$352	$(1,131)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$800	$154	$0	$154	$0	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.758	500	102	2	104	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	5,100	82	13	95	2	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	400	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	1,200	0	6	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	3,900	14	7	21	0	(1)
BP Capital Markets PLC	1.000	Quarterly	06/20/2028	0.754	EUR	5,200	117	(10)	107	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.238	$200	27	(8)	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	12,800	102	78	180	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.080	800	(19)	16	(3)	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.829	200	38	(1)	37	0	0

$618	$103	$721	$5	$(3)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index		5.000%	Quarterly	06/20/2026		$37,700	$3,644	$269	$3,913	$20	$0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,700	40	3	43	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		685,900	16,657	1,011	17,668	108	0

							$20,341	$1,283	$21,624	$128	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	1.220%	Semi-Annual	03/03/2025	CAD	2,300	$0	$3	$3	$1	$0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	6	6	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	18	48	5	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	51	(38)	13	2	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022		$174,800	526	3,472	3,998	22	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023		250,700	(276)	(13,747)	(14,023)	0	(39)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		38,600	(152)	(574)	(726)	0	(14)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		44,900	(94)	(1,105)	(1,199)	0	(104)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		52,500	(147)	1,850	1,703	0	(118)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		9,100	(107)	(799)	(906)	0	(23)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		71,800	3,595	(889)	2,706	0	(183)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031		13,300	(32)	(16)	(48)	0	(37)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		155,160	2,887	9,841	12,728	0	(946)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		139,800	15,195	(5,621)	9,574	0	(813)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		83,400	(6,869)	(3,947)	(10,816)	449	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051		115,120	(12,245)	(8,648)	(20,893)	759	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/09/2021	MXN	29,700	0	17	17	0	0

							$2,362	$(20,175)	$(17,813)	$1,238	$(2,277)

Total Swap Agreements							$23,321	$(18,789)	$4,532	$1,371	$(2,280)

(k)	Securities with an aggregate market value of $54,936 and cash of $9,194 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		BRL	17,760		$3,550		$0		$(20)
		07/2021			$3,345		BRL	17,760	225		0
		08/2021			360		RUB	27,100	7		0
		09/2021		IDR	1,568,590		$109		2		0
BPS		07/2021		CAD	3,368		2,796		79		0
CBK		07/2021			$327		RUB	25,245	17		0
		08/2021			446		33,505		9		0
		09/2021		PEN	53,208		$14,068		202		0
		09/2021		ZAR	7,794		569		28		0
		10/2021		PEN	19,460		5,339		270		0
		12/2021			$192		PEN	704	0		(8)
		01/2022		PEN	12,054		$3,305		169		0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

GLM	07/2021	BRL	17,760	3,526	0	(45)
07/2021	MXN	204,428	10,234	0	(6)
07/2021	$3,550	BRL	17,760	20	0
07/2021	656	RUB	50,604	34	0
08/2021	RUB	170,427	$2,334	21	0
08/2021	$3,515	BRL	17,760	44	0
08/2021	625	RUB	46,804	11	0
09/2021	RUB	909	$12	0	0
09/2021	ZAR	4,732	344	16	0
HUS	08/2021	GBP	25,571	36,149	772	0
08/2021	$1,206	GBP	861	0	(15)
08/2021	872	RUB	65,644	19	0
09/2021	3,482	MXN	73,225	163	0
10/2021	5,857	123,296	255	0
MYI	07/2021	266	RUB	20,355	12	0
SCX	07/2021	EUR	28,178	$34,472	1,060	0
08/2021	28,178	33,438	4	0
TOR	08/2021	CAD	3,368	2,720	3	0
UAG	07/2021	RUB	172,194	2,381	34	0
07/2021	$1,002	RUB	76,850	45	0

Total Forward Foreign Currency Contracts	$3,521	$(94)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	3,400	$(15)	$(9)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	3,100	(19)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,300	(2)	(1)
BRC	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	2,600	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	1,700	(2)	0
DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	13,200	(14)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,500	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,900	(3)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	3,200	(19)	(7)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	8,200	(7)	(5)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	8,200	(8)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	14,200	(14)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	15,300	(16)	(4)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	10,200	(10)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	3,100	(8)	(1)

$(143)	$(42)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	27,700	$(106)	$(76)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	27,700	(107)	(71)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.452	07/14/2021	20,700	(89)	(96)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.852	07/14/2021	20,700	(89)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	07/13/2021	44,900	(199)	(230)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.868	07/13/2021	44,900	(199)	(3)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.441	07/19/2021	55,500	(208)	(329)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.855	07/19/2021	55,500	(251)	(8)

$(1,248)	$(815)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	$102.047	07/07/2021	1,000	$(3)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	1,000	(2)	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	1,000	(3)	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	23,000	(74)	(62)

$(83)	$(62)

Total Written Options	$(1,474)	$(919)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	0.434%	$200	$(18)	$19	$1	$0
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.434	400	(35)	36	1	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216	6,800	(195)	222	27	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.434	500	(42)	43	1	0
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.434	8,630	(447)	495	48	0

$(737)	$815	$78	$0

Total Swap Agreements	$(737)	$815	$78	$0

(m)

Securities with an aggregate market value of $481 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,889	$1,200	$36,089
Corporate Bonds & Notes
Banking & Finance	335	788,288	0	788,623
Industrials	7,979	1,113,905	0	1,121,884
Utilities	0	414,289	0	414,289
Municipal Bonds & Notes
California	0	7,826	0	7,826
Colorado	0	1,590	0	1,590
Georgia	0	11,825	0	11,825
Illinois	0	10,788	0	10,788
Kansas	0	3,387	0	3,387
Mississippi	0	4,588	0	4,588
New Jersey	0	1,603	0	1,603
New Mexico	0	1,223	0	1,223
New York	0	12,279	0	12,279
Ohio	0	8,342	0	8,342
Pennsylvania	0	4,570	0	4,570
Texas	0	16,171	0	16,171
Wisconsin	0	1,053	0	1,053
U.S. Government Agencies	0	236,224	0	236,224
U.S. Treasury Obligations	0	2,274,986	0	2,274,986
Non-Agency Mortgage-Backed Securities	0	188,525	0	188,525
Asset-Backed Securities	0	229,347	2,881	232,228
Sovereign Issues	0	112,948	0	112,948
Preferred Securities
Banking & Finance	0	20,346	0	20,346
Industrials	0	1,963	0	1,963
Utilities	0	3,844	29,853	33,697
Short-Term Instruments
U.S. Treasury Bills	0	49	0	49

$8,314	$5,504,848	$33,934	$5,547,096

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,137	$0	$0	$62,137

Total Investments	$70,451	$5,504,848	$33,934	$5,609,233

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,071)	$0	$(22,071)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	141	1,582	0	1,723
Over the counter	0	3,599	0	3,599

	$141	$5,181	$0	$5,322
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(106)	(3,305)	0	(3,411)
Over the counter	0	(1,013)	0	(1,013)

	$(106)	$(4,318)	$0	$(4,424)

Total Financial Derivative Instruments	$35	$863	$0	$898

Totals	$70,486	$5,483,640	$33,934	$5,588,060

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.8%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$3,150	$3,288
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/05/2028 ~	3,700	3,687
Ahlstrom-Munksjo Oyj TBD% due 02/04/2028	3,500	3,517
Aramark Services, Inc. 1.854% (LIBOR03M + 1.750%) due 03/11/2025 ~	466	462
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~	6,269	6,263
AT Home Group, Inc. TBD% due 07/30/2028	4,900	4,905
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~	1,791	1,793
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «~(i)	6,900	6,968
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~	10,620	10,541
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~	2,681	2,693
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~	99	98
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	1,489	1,526
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,702	1,682
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~	993	997
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~	2,394	2,372
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~	1,994	1,981
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~	1,670	1,665
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	1,194	1,195
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~	5,110	5,116
CSC Holdings LLC 2.573% (LIBOR03M + 2.500%) due 04/15/2027 ~	1,658	1,646
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~	190	191
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~	6,300	6,302
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	3,714	3,718
Diamond Sports Group LLC 3.360% (LIBOR03M + 3.250%) due 08/24/2026 ~	4,913	3,002
E.W. Scripps Co. 3.313% (LIBOR03M + 2.563%) due 05/01/2026 ~	878	876
EW Scripps Co. 3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~	2,712	2,714
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~	3,436	3,417
Hilton Grand Vacation LLC TBD% due 05/19/2028	1,300	1,302
Ingram Micro, Inc. TBD% due 03/31/2028	7,600	7,625
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~	6,600	6,583
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~	262	266
8.000% (PRIME + 4.750%) due 11/27/2023 ~	1,200	1,219
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	4,988	4,990
Jazz Financing LUX S.a.r.l. 4.000% (LIBOR03M + 3.500%) due 04/21/2028 ~	3,100	3,115
Jefferies Finance LLC 3.125% (LIBOR03M + 3.000%) due 06/03/2026 ~	992	989
LBM Acquisition LLC
TBD% due 12/17/2027	6,420	6,375
TBD% due 12/17/2027 µ	4,110	4,081
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~	337	333

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

MH Sub LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		4,548	4,534
Nielsen Consumer, Inc. 4.080% (LIBOR03M + 4.000%) due 03/06/2028 ~		4,400	4,414
Nielsen Finance LLC 2.081% (LIBOR03M + 2.000%) due 10/04/2023 ~		274	274
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,558	1,822
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		$10,200	10,221
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		973	968
Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		8,604	8,645
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~		4,200	4,217
Rackspace Hosting, Inc. 3.500% due 02/15/2028 ~		4,090	4,074
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,533	3,530
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		3,500	3,701
SRS Distribution, Inc. 4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~		3,600	3,601
SS&C Technologies Holdings Europe S.a.r.l. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		691	684
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		910	900
Traverse Midstream Partners LLC 6.500% (LIBOR03M + 5.500%) due 09/27/2024 ~		338	340
U.S. Foods, Inc. 1.854% (LIBOR03M + 1.750%) due 06/27/2023 ~		439	436
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,084	2,083
USI, Inc. 3.397% (LIBOR03M + 3.250%) due 12/02/2026 ~		889	882
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 «~(b)		2,647	569
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		294	284
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		697	698
WR Grace & Co. 1.897% (LIBOR03M + 1.750%) due 04/03/2025 ~		683	681
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,247	1,235
Zebra Buyer LLC TBD% due 04/21/2028		3,700	3,717

Total Loan Participations and Assignments (Cost $185,823)			182,003

CORPORATE BONDS & NOTES 74.4%
BANKING & FINANCE 24.1%
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	1,471
3.375% due 08/15/2031		2,200	2,421
4.000% due 02/01/2050		800	920
4.700% due 07/01/2030		700	834
4.850% due 04/15/2049		700	904
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •(h)		1,400	1,474
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,869
Ally Financial, Inc. 8.000% due 11/01/2031		6,150	8,822
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	9,191
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	2,025
4.900% due 02/15/2029		300	349
American International Group, Inc. 4.750% due 04/01/2048		600	764
American Tower Corp.
2.950% due 01/15/2051		7,000	6,703
3.100% due 06/15/2050		10,900	10,677
3.700% due 10/15/2049		5,000	5,452
Arch Capital Finance LLC 5.031% due 12/15/2046		500	655
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	2,663
Ares Finance Co. LLC 3.250% due 06/15/2030		1,100	1,149
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		4,000	4,159

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

AvalonBay Communities, Inc. 3.900% due 10/15/2046		4,800	5,628
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,563
4.875% due 10/01/2025		4,500	5,001
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	2,061
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,376
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	620	731
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)		800	1,027
Banco Bradesco S.A. 3.200% due 01/27/2025		$2,900	2,987
Banco BTG Pactual S.A.
2.750% due 01/11/2026		2,300	2,244
4.500% due 01/10/2025		3,100	3,251
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		200	214
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		1,200	1,357
Bancolombia S.A. 4.625% due 12/18/2029 •(h)		3,000	3,053
Bank of America Corp.
2.676% due 06/19/2041 •		19,400	18,857
3.311% due 04/22/2042 •		17,200	18,218
3.946% due 01/23/2049 •		265	309
4.244% due 04/24/2038 •		185	220
4.330% due 03/15/2050 •		60	74
4.443% due 01/20/2048 •		100	124
7.750% due 05/14/2038		7,700	12,174
Bank of America N.A. 6.000% due 10/15/2036		1,200	1,682
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		1,600	1,760
Barclays PLC
6.125% due 12/15/2025 •(g)(h)		4,500	4,992
7.875% due 03/15/2022 •(g)(h)		200	209
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	87
BGC Partners, Inc.
4.375% due 12/15/2025		600	650
5.375% due 07/24/2023		3,300	3,574
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	350
3.500% due 09/10/2049		2,500	2,801
Block Financial LLC 3.875% due 08/15/2030		4,200	4,545
BNP Paribas S.A. 4.625% due 02/25/2031 •(g)(h)		5,400	5,635
Brighthouse Financial, Inc. 4.700% due 06/22/2047		1,070	1,190
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,346
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	2,069
Brookfield Finance, Inc. 3.500% due 03/30/2051		8,700	9,112
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	737
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	4,192
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,470
Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	108
CI Financial Corp.
3.200% due 12/17/2030		1,600	1,644
4.100% due 06/15/2051		1,200	1,257
CIFI Holdings Group Co. Ltd. 5.950% due 10/20/2025		1,600	1,692
Citigroup, Inc.
2.561% due 05/01/2032 •(i)		3,600	3,667
8.125% due 07/15/2039		2,900	5,022
Cleveland Clinic Foundation 4.858% due 01/01/2114		45	64
CME Group, Inc. 4.150% due 06/15/2048		1,825	2,373
Cooperatieve Rabobank UA 5.250% due 05/24/2041		75	104
Credit Suisse AG 6.500% due 08/08/2023 (h)		2,425	2,685
Credit Suisse Group AG
3.750% due 03/26/2025		500	543
3.869% due 01/12/2029 •		750	827

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.194% due 04/01/2031 •		600	675
5.250% due 02/11/2027 •(g)(h)		6,893	7,307
6.250% due 12/18/2024 •(g)(h)		2,800	3,073
6.375% due 08/21/2026 •(g)(h)		9,973	11,125
7.125% due 07/29/2022 •(g)(h)		1,600	1,671
7.500% due 12/11/2023 •(g)(h)		1,900	2,112
Crown Castle International Corp.
3.250% due 01/15/2051		900	898
4.300% due 02/15/2029		605	697
4.750% due 05/15/2047		2,650	3,241
5.200% due 02/15/2049		9,248	12,076
CubeSmart LP 4.375% due 02/15/2029		1,900	2,176
CVS Pass-Through Trust 4.704% due 01/10/2036		1,463	1,660
Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	5,754
3.729% due 01/14/2032 •(i)		10,900	11,105
3.961% due 11/26/2025 •		5,800	6,274
5.625% due 05/19/2031 •	EUR	7,800	10,962
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		$10,150	10,908
EPR Properties
3.750% due 08/15/2029		2,450	2,456
4.500% due 06/01/2027		1,167	1,246
Equinix, Inc.
3.000% due 07/15/2050		1,400	1,347
3.400% due 02/15/2052		2,500	2,576
Equitable Holdings, Inc. 4.350% due 04/20/2028		200	230
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	1,200	1,526
Essex Portfolio LP 2.650% due 03/15/2032		$3,000	3,050
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		2,000	2,138
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,300	2,639
4.850% due 04/17/2028		2,500	2,879
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	7,904
First Republic Bank 4.625% due 02/13/2047		2,000	2,545
FMR LLC 6.450% due 11/15/2039		4,500	6,584
Ford Motor Credit Co. LLC
1.416% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,097
3.087% due 01/09/2023		1,600	1,634
3.375% due 11/13/2025		4,850	5,035
3.625% due 06/17/2031		800	816
5.584% due 03/18/2024		8,100	8,881
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		8,400	8,757
6.500% due 10/01/2025		1,400	1,456
Freedom Mortgage Corp.
6.625% due 01/15/2027 (a)		4,800	4,840
7.625% due 05/01/2026		300	313
8.250% due 04/15/2025		4,525	4,738
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,460
GE Capital Funding LLC
4.400% due 05/15/2030		7,450	8,688
4.550% due 05/15/2032		7,450	8,912
GLP Capital LP
4.000% due 01/15/2030		5,000	5,373
5.300% due 01/15/2029		3,600	4,203
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		3,000	3,067
4.017% due 10/31/2038 •		18,500	21,737
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	4,166
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	4,014
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,819
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,720
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	2,089
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,400	1,454
4.041% due 03/13/2028 •		7,100	7,879
4.583% due 06/19/2029 •		2,090	2,417
4.600% due 12/17/2030 •(g)(h)		1,400	1,456
5.875% due 09/28/2026 •(g)(h)	GBP	5,378	8,360
7.625% due 05/17/2032		$1,800	2,527

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Intercontinental Exchange, Inc. 4.250% due 09/21/2048		1,185	1,399
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)	EUR	9,650	14,038
Invesco Finance PLC 5.375% due 11/30/2043		$55	72
JAB Holdings BV 2.200% due 11/23/2030		1,750	1,703
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,907
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	6,512
3.328% due 04/22/2052 •		18,400	19,675
3.964% due 11/15/2048 •		110	129
8.750% due 09/01/2030		275	414
Kaisa Group Holdings Ltd.
8.500% due 06/30/2022		4,800	4,790
9.375% due 06/30/2024		6,400	6,056
9.750% due 09/28/2023		3,500	3,461
10.875% due 07/23/2023		1,100	1,101
11.500% due 01/30/2023		1,700	1,726
Kennedy-Wilson, Inc. 5.000% due 03/01/2031		700	721
Kilroy Realty LP 2.500% due 11/15/2032		3,400	3,362
Kimco Realty Corp. 3.700% due 10/01/2049		1,800	1,943
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	1,260
3.625% due 02/25/2050		3,600	3,870
KWG Group Holdings Ltd. 6.000% due 09/15/2022		1,000	1,015
KWG Property Holding Ltd. 5.875% due 11/10/2024		200	202
Lazard Group LLC 4.375% due 03/11/2029		209	238
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,962
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	1,005
Life Storage LP 4.000% due 06/15/2029		1,600	1,794
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,581
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,631
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	4,444
7.875% due 06/27/2029 •(g)(h)	GBP	200	354
Loews Corp. 4.125% due 05/15/2043		$40	48
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	10,254
Marsh & McLennan Cos., Inc. 4.350% due 01/30/2047		200	251
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		2,500	3,105
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		2,800	2,851
5.750% due 02/01/2027		1,900	2,117
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		200	203
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,647
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	3,199
2.869% due 09/13/2030 •		2,500	2,630
Morgan Stanley 7.500% due 04/02/2032 þ(i)		11,300	9,171
MPT Operating Partnership LP 3.500% due 03/15/2031		1,900	1,921
Nasdaq, Inc. 2.500% due 12/21/2040		2,000	1,863
Nationwide Building Society 3.960% due 07/18/2030 •		6,800	7,640
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,359
Natwest Group PLC
4.445% due 05/08/2030 •		4,100	4,700
4.892% due 05/18/2029 •		5,200	6,097
5.076% due 01/27/2030 •		4,100	4,867
5.125% due 05/12/2027 •(g)(h)	GBP	2,500	3,732
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	451
4.875% due 04/15/2045		2,700	3,149

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,000	1,039
Nissan Motor Acceptance Corp.
2.000% due 03/09/2026		4,800	4,834
3.650% due 09/21/2021		2,200	2,215
Nomura Holdings, Inc. 2.679% due 07/16/2030		6,200	6,307
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		3,000	3,428
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	651
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	5,077
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	23,931
Pacific LifeCorp 3.350% due 09/15/2050		700	743
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,814
Park Intermediate Holdings LLC 4.875% due 05/15/2029		4,650	4,816
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,478
Physicians Realty LP 3.950% due 01/15/2028		1,900	2,089
Pine Street Trust 5.568% due 02/15/2049		3,800	5,009
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		7,000	8,938
Piper Jaffray Cos. 5.200% due 10/15/2023		6,000	6,015
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		3,200	3,317
Progressive Corp. 4.125% due 04/15/2047		500	614
Prologis LP 3.000% due 04/15/2050		2,223	2,272
Prudential Financial, Inc. 3.935% due 12/07/2049		106	124
Radian Group, Inc. 6.625% due 03/15/2025		1,100	1,243
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	32
Rayonier LP 2.750% due 05/17/2031		1,200	1,213
Regency Centers LP
3.700% due 06/15/2030		800	886
4.400% due 02/01/2047		1,100	1,286
4.650% due 03/15/2049		500	609
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,800	1,734
Sabra Health Care LP 4.800% due 06/01/2024		1,300	1,422
Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,753
4.750% due 09/15/2025		3,400	3,820
6.750% due 06/24/2024 •(g)(h)	GBP	700	1,083
SBA Communications Corp.
3.125% due 02/01/2029		$2,200	2,126
3.875% due 02/15/2027		3,000	3,088
SBA Tower Trust 2.328% due 07/15/2052		200	208
Sberbank of Russia Via SB Capital S.A. 5.250% due 05/23/2023 (h)		2,300	2,440
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	2,116
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,356
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)		8,700	8,694
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,917
SLM Corp. 4.200% due 10/29/2025		1,600	1,725
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,924
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		4,800	5,247
Spirit Realty LP
3.200% due 02/15/2031		4,300	4,491
4.450% due 09/15/2026		1,300	1,451
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	1,305
4.305% due 05/21/2030 •(j)		2,000	2,296
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,222

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,412
Sumitomo Mitsui Financial Group, Inc. 2.296% due 01/12/2041		1,800	1,680
Sunac China Holdings Ltd.
7.000% due 07/09/2025		2,000	1,968
7.350% due 07/19/2021		300	300
8.350% due 04/19/2023		900	933
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	480
6.850% due 12/16/2039		371	563
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	748	1,358
5.661% due 10/13/2041		49	91
5.744% due 04/13/2040		95	176
7.623% due 07/13/2039		3,095	6,379
Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	1,226
4.100% due 03/04/2049		30	37
Trust Fibra Uno
6.390% due 01/15/2050		3,900	4,577
6.950% due 01/30/2044		5,300	6,483
UBS Group AG
4.375% due 02/10/2031 •(g)(h)		9,300	9,525
7.125% due 08/10/2021 •(g)(h)		2,700	2,717
UDR, Inc. 4.400% due 01/26/2029		700	811
UniCredit SpA
6.625% due 06/03/2023 •(g)(h)	EUR	2,200	2,813
7.830% due 12/04/2023		$6,900	7,999
Unum Group 4.500% due 12/15/2049		3,100	3,292
UPC Broadband Finco BV 4.875% due 07/15/2031		8,700	8,731
Ventas Realty LP 4.875% due 04/15/2049		500	621
VEREIT Operating Partnership LP
3.400% due 01/15/2028		3,300	3,593
3.950% due 08/15/2027		1,100	1,240
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	530
5.700% due 07/15/2043		630	868
WEA Finance LLC 3.750% due 09/17/2024		900	964
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	2,569
4.650% due 11/04/2044		70	86
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,469
Welltower, Inc.
4.950% due 09/01/2048		2,950	3,790
5.125% due 03/15/2043		800	985
6.500% due 03/15/2041		925	1,312
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	7,881
6.950% due 10/01/2027		16,922	21,889
7.375% due 03/15/2032		2,413	3,485
7.950% due 03/15/2025		200	245
Willis North America, Inc. 3.875% due 09/15/2049		725	818
Yango Justice International Ltd.
7.500% due 04/15/2024		200	193
9.250% due 04/15/2023		300	297

			913,504

INDUSTRIALS 36.7%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	2,804
AbbVie, Inc.
4.050% due 11/21/2039		2,900	3,373
4.400% due 11/06/2042		2,970	3,611
4.450% due 05/14/2046		7,000	8,468
4.550% due 03/15/2035		4,700	5,714
4.700% due 05/14/2045		1,100	1,372
4.750% due 03/15/2045		3,000	3,778
4.850% due 06/15/2044		3,300	4,208
4.875% due 11/14/2048		2,445	3,155
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,655
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,801
Adani Transmission Ltd. 4.250% due 05/21/2036		842	859
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,100	1,162

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Aetna, Inc.
3.875% due 08/15/2047		40	45
4.125% due 11/15/2042		25	29
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,922	2,131
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	2,457
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		2,000	2,318
Altice Financing S.A. 2.250% due 01/15/2025	EUR	1,500	1,731
Altice France S.A.
3.375% due 01/15/2028		2,200	2,548
5.500% due 01/15/2028		$2,200	2,286
Altria Group, Inc.
3.875% due 09/16/2046		3,200	3,186
5.800% due 02/14/2039		4,100	5,072
Amazon.com, Inc. 2.700% due 06/03/2060		6,400	6,149
Ambience Merger Sub, Inc. 4.875% due 07/15/2028 (a)		700	703
America Movil S.A.B. de C.V. 6.125% due 03/30/2040		40	57
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,282	2,334
3.375% due 11/01/2028		3,508	3,493
3.650% due 02/15/2029		3,257	3,365
4.000% due 01/15/2027		421	410
Amgen, Inc.
3.150% due 02/21/2040		5,000	5,219
3.375% due 02/21/2050		3,200	3,385
4.563% due 06/15/2048		2,610	3,286
4.663% due 06/15/2051		5,153	6,659
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	621
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	12,284
4.900% due 02/01/2046		3,400	4,311
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	4,922
4.750% due 04/15/2058		6,500	8,167
4.950% due 01/15/2042		5,600	7,106
Anthem, Inc.
3.700% due 09/15/2049		3,400	3,776
4.550% due 03/01/2048		1,900	2,381
4.650% due 01/15/2043		1,435	1,794
4.850% due 08/15/2054		85	109
5.100% due 01/15/2044		500	661
Aptiv PLC 5.400% due 03/15/2049		2,800	3,802
Bacardi Ltd. 5.300% due 05/15/2048		3,600	4,703
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,766
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047		500	572
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	324
BAT Capital Corp. 4.540% due 08/15/2047		5,800	6,179
Bayer U.S. Finance LLC
4.625% due 06/25/2038		1,800	2,141
4.700% due 07/15/2064		75	92
4.875% due 06/25/2048		3,400	4,277
Beacon Roofing Supply, Inc. 4.125% due 05/15/2029		2,500	2,497
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	4,500	6,244
Berry Global, Inc. 1.570% due 01/15/2026		$1,400	1,402
Biogen, Inc. 3.250% due 02/15/2051		1,122	1,125
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,800	2,975
Boeing Co.
3.625% due 02/01/2031 (j)		7,900	8,505
3.650% due 03/01/2047		800	790
5.150% due 05/01/2030		7,900	9,362
5.705% due 05/01/2040		6,400	8,255
5.805% due 05/01/2050		5,700	7,688
5.930% due 05/01/2060		6,900	9,546
Bombardier, Inc.
6.125% due 01/15/2023		600	633
7.500% due 12/01/2024		100	105
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		1,500	1,558

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Boston Scientific Corp.
4.700% due 03/01/2049	4,600	5,897
7.000% due 11/15/2035	1,500	2,198
Boyne USA, Inc. 4.750% due 05/15/2029	400	414
BRF S.A. 5.750% due 09/21/2050	3,400	3,499
Bristol-Myers Squibb Co. 4.250% due 10/26/2049	830	1,050
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,474	3,546
4.125% due 03/20/2033	2,559	2,610
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,958
3.419% due 04/15/2033	5,749	6,044
3.469% due 04/15/2034	1,600	1,694
3.500% due 02/15/2041	5,300	5,429
4.110% due 09/15/2028	7,682	8,650
4.150% due 11/15/2030	4,100	4,602
4.300% due 11/15/2032	3,500	3,990
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,200	2,335
Caesars Resort Collection LLC
5.250% due 10/15/2025	3,200	3,244
5.750% due 07/01/2025	1,200	1,266
Canadian Natural Resources Ltd. 6.250% due 03/15/2038	40	54
Canadian Pacific Railway Co. 6.125% due 09/15/2115	6,470	10,045
CCO Holdings LLC
4.500% due 05/01/2032	2,100	2,183
4.500% due 06/01/2033	4,700	4,815
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	483	563
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	1,500	1,806
Centene Corp. 4.625% due 12/15/2029	1,900	2,092
CF Industries, Inc.
4.950% due 06/01/2043	1,991	2,356
5.375% due 03/15/2044	2,600	3,225
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	2,521
3.700% due 04/01/2051	11,000	10,906
3.850% due 04/01/2061	9,600	9,446
4.400% due 12/01/2061	2,500	2,691
4.800% due 03/01/2050	5,000	5,753
5.125% due 07/01/2049	7,000	8,352
5.375% due 05/01/2047	5,100	6,260
5.750% due 04/01/2048	3,025	3,857
6.484% due 10/23/2045	80	110
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	6,500	7,106
Children's Hospital Corp. 4.115% due 01/01/2047	25	32
Churchill Downs, Inc. 4.750% due 01/15/2028	3,500	3,626
Cigna Corp.
3.875% due 10/15/2047	115	129
4.900% due 12/15/2048	40	52
Coca-Cola Femsa S.A.B. de C.V. 5.250% due 11/26/2043	80	107
Colonial Pipeline Co. 4.250% due 04/15/2048	20	23
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	68
Comcast Corp.
3.400% due 07/15/2046	5,625	6,011
3.999% due 11/01/2049	25	29
4.000% due 08/15/2047	9,400	11,000
4.750% due 03/01/2044	1,300	1,663
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	8,280
Constellation Brands, Inc. 4.500% due 05/09/2047	1,200	1,451
Corning, Inc. 5.450% due 11/15/2079	1,000	1,403
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	1,174
4.500% due 08/01/2047	5,100	6,037
CoStar Group, Inc. 2.800% due 07/15/2030	800	814
Coty, Inc. 5.000% due 04/15/2026	6,300	6,406
Cox Communications, Inc. 4.800% due 02/01/2035	4,800	5,832

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	4,648
CRH America, Inc. 5.125% due 05/18/2045	30	39
CSN Resources S.A.
4.625% due 06/10/2031	1,900	1,943
7.625% due 04/17/2026	2,500	2,699
CSX Corp.
3.800% due 11/01/2046	75	86
4.250% due 11/01/2066	20	25
CVS Health Corp.
4.780% due 03/25/2038	705	869
5.300% due 12/05/2043	6,700	8,904
CVS Pass-Through Trust
7.507% due 01/10/2032	12,326	15,623
8.353% due 07/10/2031	267	350
DaVita, Inc.
3.750% due 02/15/2031	2,900	2,788
4.625% due 06/01/2030	7,000	7,206
DCP Midstream Operating LP 5.625% due 07/15/2027	1,000	1,140
Dell International LLC
6.020% due 06/15/2026	1,500	1,802
8.100% due 07/15/2036	7,000	10,684
8.350% due 07/15/2046	2,980	4,882
Delta Air Lines, Inc.
2.900% due 10/28/2024	600	611
4.500% due 10/20/2025	1,200	1,290
7.000% due 05/01/2025	1,500	1,751
7.375% due 01/15/2026 (j)	9,500	11,154
Deutsche Telekom International Finance BV 4.750% due 06/21/2038	9,000	10,980
Diamondback Energy, Inc.
4.400% due 03/24/2051	200	226
4.750% due 05/31/2025	2,800	3,156
DT Midstream, Inc.
4.125% due 06/15/2029	2,500	2,541
4.375% due 06/15/2031	2,500	2,558
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	1,403
eBay, Inc. 3.650% due 05/10/2051	2,900	3,081
Ecopetrol S.A. 7.375% due 09/18/2043	3,750	4,637
Embotelladora Andina S.A. 3.950% due 01/21/2050	800	852
Embraer Netherlands Finance BV 5.400% due 02/01/2027	500	533
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	3,407	3,535
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	646
Enbridge, Inc. 4.500% due 06/10/2044	271	321
Energy Transfer LP
5.150% due 03/15/2045	6,000	6,953
5.250% due 04/15/2029	2,900	3,428
5.950% due 10/01/2043	50	63
6.125% due 12/15/2045	25	32
6.500% due 02/01/2042	6,400	8,322
7.500% due 07/01/2038	3,004	4,243
EnLink Midstream Partners LP 5.450% due 06/01/2047	1,200	1,070
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	5,158
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	6,758
4.850% due 03/15/2044	6,579	8,057
4.875% due 08/16/2077 •	2,100	2,062
4.950% due 10/15/2054	830	1,034
5.950% due 02/01/2041	2,400	3,319
6.450% due 09/01/2040	100	143
EQT Corp. 3.625% due 05/15/2031	2,200	2,299
Equifax, Inc. 3.100% due 05/15/2030	400	431
Expedia Group, Inc. 3.250% due 02/15/2030	5,000	5,227
Exxon Mobil Corp. 4.114% due 03/01/2046	90	106
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,500	2,615
FedEx Corp.
4.050% due 02/15/2048	105	121
4.950% due 10/17/2048	1,935	2,502

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Ferguson Finance PLC 3.250% due 06/02/2030		700	757
Fiserv, Inc. 4.400% due 07/01/2049		1,355	1,638
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,300	7,405
Flex Ltd.
3.750% due 02/01/2026		875	958
4.875% due 06/15/2029		2,000	2,311
4.875% due 05/12/2030		600	697
Ford Foundation 2.815% due 06/01/2070		1,600	1,614
Fox Corp. 5.576% due 01/25/2049		3,125	4,230
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		1,800	1,759
Gartner, Inc. 4.500% due 07/01/2028		1,000	1,057
GATX Corp. 4.500% due 03/30/2045		1,038	1,204
Gazprom OAO Via Gaz Capital S.A.
3.125% due 11/17/2023	EUR	2,600	3,256
4.250% due 04/06/2024	GBP	7,000	10,323
5.150% due 02/11/2026		$8,400	9,469
6.510% due 03/07/2022		700	729
General Electric Co.
3.625% due 05/01/2030		11,280	12,590
6.875% due 01/10/2039		66	99
General Motors Co. 5.200% due 04/01/2045		25	31
Gilead Sciences, Inc. 4.150% due 03/01/2047		3,465	4,091
Global Payments, Inc. 4.150% due 08/15/2049		1,700	1,954
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		2,300	2,382
HCA, Inc.
3.500% due 07/15/2051		4,900	4,907
5.125% due 06/15/2039		2,400	3,006
Hess Corp. 7.300% due 08/15/2031		1,974	2,680
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		4,500	4,551
4.000% due 05/01/2031		5,450	5,506
4.875% due 01/15/2030		4,400	4,706
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		7,350	7,525
Humana, Inc.
4.625% due 12/01/2042		40	49
4.800% due 03/15/2047		1,600	2,024
Hyatt Hotels Corp.
4.375% due 09/15/2028		800	882
5.750% due 04/23/2030		900	1,094
Imola Merger Corp. 4.750% due 05/15/2029		1,800	1,854
Imperial Brands Finance PLC 3.875% due 07/26/2029		6,700	7,274
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		1,000	1,080
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,700	1,924
Intel Corp. 3.734% due 12/08/2047		83	95
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,991
4.375% due 06/01/2047		800	947
5.000% due 09/26/2048		5,800	7,517
International Paper Co. 5.150% due 05/15/2046		1,000	1,343
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,315	1,355
Johnson Controls, Inc.
4.950% due 07/02/2064		20	27
5.700% due 03/01/2041		55	62
Kaiser Foundation Hospitals 4.150% due 05/01/2047		520	649
Kansas City Southern 4.950% due 08/15/2045		3,400	4,324
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		40	47
6.950% due 01/15/2038		270	387
7.400% due 03/15/2031		100	139
Kinder Morgan, Inc.
6.950% due 06/01/2028		3,795	4,701
7.420% due 02/15/2037		2,980	3,899
8.050% due 10/15/2030		3,825	5,317

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Kraft Heinz Foods Co. 5.000% due 07/15/2035	1,600	1,967
Kroger Co. 4.450% due 02/01/2047	55	66
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	2,284
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	2,521	3,129
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,502
3.200% due 08/08/2024	200	210
3.500% due 08/18/2026	23,400	24,896
3.900% due 08/08/2029	4,400	4,688
Legacy LifePoint Health LLC 4.375% due 02/15/2027	100	101
Lenovo Group Ltd. 3.421% due 11/02/2030	2,000	2,094
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	4,000	4,023
6.500% due 05/15/2027	2,860	3,183
Magellan Midstream Partners LP 3.950% due 03/01/2050	2,300	2,502
Marathon Oil Corp.
5.200% due 06/01/2045	800	963
6.600% due 10/01/2037	500	666
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	2,502
Marriott International, Inc.
3.500% due 10/15/2032	200	213
4.625% due 06/15/2030	1,900	2,190
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029	2,550	2,588
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	4,149
Masco Corp. 4.500% due 05/15/2047	2,200	2,684
McDonald's Corp.
4.450% due 09/01/2048	25	31
4.875% due 12/09/2045	85	110
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	11,354
5.250% due 04/26/2026	1,800	1,870
5.375% due 12/04/2029	1,300	1,376
5.625% due 07/17/2027	800	837
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	51
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,708	4,808
5.250% due 06/18/2025	1,700	1,772
5.875% due 05/15/2026	2,138	2,248
Moody's Corp.
2.550% due 08/18/2060	1,900	1,690
4.875% due 12/17/2048	35	46
MPLX LP
4.125% due 03/01/2027	40	45
4.500% due 04/15/2038	25	29
4.900% due 04/15/2058	1,900	2,279
5.200% due 12/01/2047	60	73
Mylan, Inc. 5.200% due 04/15/2048	1,000	1,237
Netflix, Inc. 4.875% due 06/15/2030	2,400	2,861
New York and Presbyterian Hospital 4.063% due 08/01/2056	45	56
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	4,280
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	400	452
Norfolk Southern Corp. 4.450% due 06/15/2045	4,500	5,527
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	5,924
Northrop Grumman Corp. 4.030% due 10/15/2047	1,600	1,912
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	2,773
4.260% due 11/01/2047	30	36
Novartis Capital Corp. 4.400% due 05/06/2044	35	45
NVR, Inc. 3.000% due 05/15/2030	3,600	3,823
NXP BV
3.400% due 05/01/2030	1,000	1,093
4.300% due 06/18/2029	4,000	4,593
5.550% due 12/01/2028	600	738

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Occidental Petroleum Corp.
3.200% due 08/15/2026		1,600	1,617
7.000% due 11/15/2027		600	681
7.150% due 05/15/2028		1,722	1,970
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/02/2021 (e)(g)		1,253	17
ONE Gas, Inc.
4.500% due 11/01/2048		20	24
4.658% due 02/01/2044		50	61
ONEOK Partners LP 6.125% due 02/01/2041		7,125	9,198
Oracle Corp.
3.600% due 04/01/2050		8,191	8,425
3.650% due 03/25/2041 (i)		5,700	6,053
3.850% due 04/01/2060		10,715	11,406
3.950% due 03/25/2051 (i)		8,600	9,398
4.100% due 03/25/2061 (i)		8,500	9,445
4.375% due 05/15/2055		1,100	1,271
Organon Finance 1 LLC 5.125% due 04/30/2031		3,100	3,197
Ovintiv, Inc. 7.200% due 11/01/2031		4,700	6,192
Owens Corning
4.300% due 07/15/2047		3,018	3,516
4.400% due 01/30/2048		800	950
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	7,214
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		1,600	1,636
Petroleos Mexicanos
6.350% due 02/12/2048		17,483	14,923
6.840% due 01/23/2030		5,400	5,571
6.950% due 01/28/2060		4,421	3,918
7.690% due 01/23/2050		502	484
PetSmart, Inc. 4.750% due 02/15/2028		1,650	1,716
Philip Morris International, Inc. 3.875% due 08/21/2042		2,600	2,882
Phillips 66 Partners LP 4.680% due 02/15/2045		40	46
Pioneer Natural Resources Co. 7.200% due 01/15/2028		17,016	21,999
Prosus NV
3.680% due 01/21/2030		1,000	1,070
3.832% due 02/08/2051		2,700	2,523
QVC, Inc. 5.950% due 03/15/2043		2,965	3,016
Raytheon Technologies Corp.
4.050% due 05/04/2047		1,305	1,537
4.350% due 04/15/2047		700	865
4.450% due 11/16/2038		800	971
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	3,600	4,292
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$1,800	1,925
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,840
6.150% due 09/15/2043		500	627
7.250% due 06/15/2037		660	889
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	2,204
4.950% due 07/15/2029		6,000	6,196
Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,319
4.625% due 02/16/2026	EUR	3,300	4,278
5.750% due 10/15/2027		$900	992
5.750% due 10/15/2027	GBP	100	152
Royalty Pharma PLC 3.550% due 09/02/2050		$4,300	4,288
S&P Global, Inc. 3.250% due 12/01/2049		1,700	1,834
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	904
4.500% due 05/15/2030		7,200	8,318
Sands China Ltd.
4.375% due 06/18/2030		4,500	4,882
5.400% due 08/08/2028		400	465
Santos Finance Ltd. 3.649% due 04/29/2031		4,500	4,611
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	4,869
Scripps Escrow, Inc. 3.875% due 01/15/2029		500	497
Seagate HDD Cayman 4.125% due 01/15/2031		700	715

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Shift4 Payments LLC 4.625% due 11/01/2026		300	314
Southern Co.
3.750% due 09/15/2051 •		2,000	2,015
4.250% due 07/01/2036		3,640	4,229
4.400% due 07/01/2046		35	41
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	81
7.350% due 02/15/2031		1,400	1,879
Southwest Airlines Co. 5.250% due 05/04/2025		800	913
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,969
5.950% due 09/25/2043		20	27
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	8,646
7.500% due 04/15/2025		2,400	2,569
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		205	215
Standard Industries, Inc.
4.750% due 01/15/2028		1,405	1,472
5.000% due 02/15/2027		2,500	2,592
Starbucks Corp.
3.500% due 11/15/2050		4,800	5,185
4.500% due 11/15/2048		40	50
Station Casinos LLC 4.500% due 02/15/2028		900	917
Studio City Finance Ltd.
5.000% due 01/15/2029		4,900	4,954
6.500% due 01/15/2028		3,000	3,221
Sutter Health
3.161% due 08/15/2040		350	369
3.361% due 08/15/2050		400	426
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,670
7.000% due 03/16/2047		6,340	8,582
Syneos Health, Inc. 3.625% due 01/15/2029		900	892
Syngenta Finance NV 5.676% due 04/24/2048		4,300	5,240
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	4,698
3.500% due 04/15/2031		12,300	12,740
3.600% due 11/15/2060		7,300	7,441
3.875% due 04/15/2030		6,695	7,507
Takeda Pharmaceutical Co. Ltd. 3.175% due 07/09/2050		2,900	2,937
Telefonica Emisiones S.A. 4.895% due 03/06/2048		3,500	4,202
Tencent Holdings Ltd.
3.240% due 06/03/2050		2,700	2,651
3.290% due 06/03/2060		700	685
3.840% due 04/22/2051		5,800	6,261
3.925% due 01/19/2038		400	436
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,634
8.375% due 06/15/2032		1,275	1,878
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		600	602
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	446
1.250% due 03/31/2023		500	581
2.200% due 07/21/2021		$1,037	1,037
6.000% due 04/15/2024		600	638
Texas Eastern Transmission LP 7.000% due 07/15/2032		1,000	1,388
Textron, Inc. 2.450% due 03/15/2031		6,400	6,417
Time Warner Cable LLC
4.500% due 09/15/2042		820	914
5.250% due 07/15/2042	GBP	800	1,482
5.500% due 09/01/2041		$6,225	7,727
5.875% due 11/15/2040		4,520	5,864
6.550% due 05/01/2037		1,400	1,912
6.750% due 06/15/2039		4,984	6,959
7.300% due 07/01/2038		6,900	10,090
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	5,576
7.625% due 01/15/2039		1,925	2,989
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	5,428
Transocean, Inc. 7.250% due 11/01/2025		600	524
Travel + Leisure Co.
4.625% due 03/01/2030		2,200	2,276
6.625% due 07/31/2026		1,450	1,647

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	974
Tyson Foods, Inc.
4.550% due 06/02/2047		200	245
4.875% due 08/15/2034		2,200	2,735
Unigel Luxembourg S.A. 8.750% due 10/01/2026		2,200	2,388
Union Pacific Corp.
2.973% due 09/16/2062		3,300	3,183
3.875% due 02/01/2055		35	40
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,517	4,545
3.100% due 01/07/2030		489	517
3.450% due 01/07/2030		3,995	4,073
4.000% due 10/11/2027		536	566
4.150% due 02/25/2033		2,106	2,312
4.300% due 02/15/2027		47	50
4.550% due 08/25/2031		3,714	3,999
5.875% due 04/15/2029		3,426	3,808
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	195
3.875% due 08/15/2059		500	594
University of Southern California 5.250% due 10/01/2111		40	62
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,944
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		1,700	2,077
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	4,215
6.875% due 11/21/2036		6,639	9,108
6.875% due 11/10/2039		1,300	1,820
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	2,151
Viking Cruises Ltd. 13.000% due 05/15/2025		1,900	2,239
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		2,800	2,835
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		800	75
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,902
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$1,800	1,771
VMware, Inc.
3.900% due 08/21/2027		400	445
4.700% due 05/15/2030		2,100	2,487
Walt Disney Co. 3.500% due 05/13/2040		9,500	10,610
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	809
Williams Cos., Inc.
5.100% due 09/15/2045		400	500
6.300% due 04/15/2040		1,900	2,608
Woodside Finance Ltd.
3.650% due 03/05/2025		100	107
3.700% due 09/15/2026		1,300	1,407
3.700% due 03/15/2028		1,126	1,210
Wynn Las Vegas LLC 5.250% due 05/15/2027		500	538
Wynn Macau Ltd.
5.500% due 01/15/2026		1,700	1,784
5.500% due 10/01/2027		15,400	16,069
5.625% due 08/26/2028		7,500	7,842
Wynn Resorts Finance LLC 5.125% due 10/01/2029		10,661	11,275
Yara International ASA
3.148% due 06/04/2030		100	107
4.750% due 06/01/2028		1,100	1,297
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,090	1,200
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	227
4.450% due 08/15/2045		2,397	2,839

			1,387,799

UTILITIES 13.6%
AEP Texas, Inc. 4.150% due 05/01/2049		1,600	1,883
Alabama Power Co.
3.450% due 10/01/2049		2,100	2,287
4.150% due 08/15/2044		35	42
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	1,085

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Arizona Public Service Co.
3.350% due 05/15/2050	1,500	1,609
3.500% due 12/01/2049	1,400	1,536
4.500% due 04/01/2042	700	861
AT&T, Inc.
3.500% due 09/15/2053	6,630	6,671
3.500% due 02/01/2061	700	692
3.550% due 09/15/2055	15,089	15,162
3.650% due 06/01/2051	9,500	9,888
3.650% due 09/15/2059	34,318	34,854
3.800% due 12/01/2057	30,117	31,435
3.850% due 06/01/2060	14,500	15,316
Atmos Energy Corp. 4.125% due 10/15/2044	25	29
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	3,900	4,147
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	4,202
Berkshire Hathaway Energy Co. 5.150% due 11/15/2043	85	113
BG Energy Capital PLC 5.125% due 10/15/2041	3,100	4,127
Black Hills Corp. 3.875% due 10/15/2049	1,900	2,061
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	1,416
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	2,750
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030	4,800	4,969
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	481
Comision Federal de Electricidad 5.750% due 02/14/2042	55	61
Commonwealth Edison Co.
3.650% due 06/15/2046	55	63
4.000% due 03/01/2048	700	843
Consolidated Edison Co. of New York, Inc.
3.700% due 11/15/2059	1,700	1,812
4.500% due 05/15/2058	4,600	5,582
4.625% due 12/01/2054	40	51
4.650% due 12/01/2048	1,900	2,352
Consumers Energy Co. 4.050% due 05/15/2048	2,500	3,045
Dominion Energy, Inc. 5.950% due 06/15/2035	35	47
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,314
DTE Electric Co. 4.050% due 05/15/2048	1,600	1,951
Duke Energy Carolinas LLC
3.200% due 08/15/2049	7,800	8,195
3.950% due 03/15/2048	6,000	7,069
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,953
3.500% due 06/15/2051	1,900	1,974
3.950% due 08/15/2047	2,300	2,537
4.800% due 12/15/2045	85	104
Duke Energy Florida LLC
3.400% due 10/01/2046	55	60
4.200% due 07/15/2048	25	31
Duke Energy Progress LLC 3.600% due 09/15/2047	900	1,004
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	689
E.ON International Finance BV 6.650% due 04/30/2038	600	875
Edison International 5.750% due 06/15/2027	1,400	1,595
Electricite de France S.A. 4.950% due 10/13/2045	2,150	2,762
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	2,498
Enable Midstream Partners LP 5.000% due 05/15/2044	2,257	2,463
Enel Finance International NV 4.750% due 05/25/2047	3,000	3,700
Exelon Corp. 5.625% due 06/15/2035	200	264
Exelon Generation Co. LLC 5.600% due 06/15/2042	2,195	2,580
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	7,909
Florida Power & Light Co. 4.125% due 06/01/2048	120	150

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,100	2,182
6.000% due 11/27/2023		4,600	5,076
Georgia Power Co.
4.300% due 03/15/2042		80	95
4.750% due 09/01/2040		25	31
Greenko Dutch BV 3.850% due 03/29/2026		4,000	4,103
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,700	1,752
Gulf Power Co. 4.550% due 10/01/2044		4,000	4,624
Indiana Michigan Power Co.
4.250% due 08/15/2048		20	24
4.550% due 03/15/2046		400	502
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,600	1,802
Jersey Central Power & Light Co.
2.750% due 03/01/2032		1,700	1,730
6.150% due 06/01/2037		250	324
Kentucky Utilities Co. 4.375% due 10/01/2045		2,300	2,794
MidAmerican Energy Co.
3.650% due 08/01/2048		75	86
4.250% due 05/01/2046		3,450	4,273
4.250% due 07/15/2049		4,225	5,331
Mississippi Power Co. 4.250% due 03/15/2042		1,700	2,013
Monongahela Power Co. 5.400% due 12/15/2043		4,224	5,553
Nevada Power Co. 3.125% due 08/01/2050		5,300	5,497
New England Power Co. 3.800% due 12/05/2047		6,300	6,874
New York State Electric & Gas Corp. 3.300% due 09/15/2049		500	520
NGPL PipeCo LLC 7.768% due 12/15/2037		1,800	2,579
NiSource, Inc.
3.950% due 03/30/2048		1,245	1,427
4.375% due 05/15/2047		1,800	2,161
5.800% due 02/01/2042		300	409
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		23	23
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,120	575
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		521	517
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		5,693	1,373
Ohio Power Co. 4.000% due 06/01/2049		85	101
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025		1,400	1,444
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049		110	131
ONEOK, Inc.
4.950% due 07/13/2047		4,100	4,824
5.200% due 07/15/2048		2,450	3,007
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		3,600	3,608
2.500% due 02/01/2031		2,400	2,253
3.300% due 08/01/2040		2,700	2,444
3.450% due 07/01/2025		400	420
3.500% due 08/01/2050		7,850	7,007
3.750% due 07/01/2028		2,400	2,517
3.950% due 12/01/2047		4,800	4,473
4.000% due 12/01/2046		100	94
4.300% due 03/15/2045		1,600	1,542
4.500% due 07/01/2040		4,200	4,209
4.500% due 12/15/2041		2,900	2,832
4.550% due 07/01/2030		5,700	6,102
4.650% due 08/01/2028		1,300	1,432
4.750% due 02/15/2044		1,200	1,217
4.950% due 07/01/2050		3,400	3,503
PacifiCorp
4.125% due 01/15/2049		3,700	4,432
6.000% due 01/15/2039		90	128
Petrobras Global Finance BV
5.093% due 01/15/2030		1,935	2,115
6.250% due 12/14/2026	GBP	900	1,431
6.625% due 01/16/2034		150	240
6.750% due 06/03/2050		$6,800	7,960
6.900% due 03/19/2049		900	1,074
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		2,900	2,997

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.640% due 11/01/2046	1,000	1,082
PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	3,980
Puget Energy, Inc. 4.100% due 06/15/2030	500	561
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	3,325
Rio Oil Finance Trust
8.200% due 04/06/2028	4,416	5,114
9.250% due 07/06/2024	2,209	2,452
San Diego Gas & Electric Co.
3.750% due 06/01/2047	1,895	2,171
4.100% due 06/15/2049	1,578	1,908
4.150% due 05/15/2048	2,795	3,393
4.500% due 08/15/2040	2,700	3,353
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	6,488
Sempra Energy
4.000% due 02/01/2048	925	1,042
6.000% due 10/15/2039	2,935	4,077
Shell International Finance BV
3.625% due 08/21/2042	1,000	1,132
3.750% due 09/12/2046	165	188
4.000% due 05/10/2046	60	70
Southern California Edison Co.
3.600% due 02/01/2045	1,400	1,398
3.900% due 12/01/2041	3,800	3,936
3.900% due 03/15/2043	8,500	8,908
4.000% due 04/01/2047	6,900	7,271
4.050% due 03/15/2042	2,000	2,157
4.125% due 03/01/2048	700	748
4.650% due 10/01/2043	2,300	2,649
4.875% due 03/01/2049	1,000	1,187
5.950% due 02/01/2038	1,500	1,949
6.050% due 03/15/2039	4,500	6,060
6.650% due 04/01/2029	1,000	1,249
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,814
3.950% due 02/15/2050	3,500	4,153
4.300% due 01/15/2049	3,640	4,562
5.125% due 11/15/2040	300	393
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	56
4.400% due 05/30/2047	3,400	4,013
Southern Power Co.
4.950% due 12/15/2046	85	102
5.150% due 09/15/2041	65	79
Southwestern Electric Power Co. 6.200% due 03/15/2040	8,200	11,478
Tampa Electric Co. 4.450% due 06/15/2049	5,100	6,483
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,700	1,711
Verizon Communications, Inc.
2.875% due 11/20/2050	3,000	2,857
2.987% due 10/30/2056	3,887	3,660
3.000% due 11/20/2060	11,700	10,953
3.700% due 03/22/2061	6,700	7,187
4.522% due 09/15/2048	232	288
4.862% due 08/21/2046	3,500	4,536
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,708
3.800% due 09/15/2047	300	346
Vodafone Group PLC
4.375% due 02/19/2043	400	468
4.875% due 06/19/2049	1,980	2,502
5.125% due 06/04/2081 •	7,900	7,989
5.250% due 05/30/2048	5,150	6,798
Washington Gas Light Co. 3.650% due 09/15/2049	900	1,013
Xcel Energy, Inc. 4.800% due 09/15/2041	40	49

		515,982

Total Corporate Bonds & Notes (Cost $2,565,610)		2,817,285

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.3%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	3,449
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,798
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	1,039

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	621
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	1,150

		10,057

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,902	15,270

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	730	802
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	68	77
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,632

		3,511

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,204

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,060	7,141
7.834% due 02/15/2041	4,990	8,267
8.084% due 02/15/2050	1,000	1,882

		17,290

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,446

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,602
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	52

		5,654

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,000	3,152

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,100	1,442

Total Municipal Bonds & Notes (Cost $54,692)		74,026

U.S. GOVERNMENT AGENCIES 0.3%
Ginnie Mae, TBA
2.000% due 08/01/2051	4,000	4,066
2.500% due 08/01/2051	7,700	7,955

Total U.S. Government Agencies (Cost $12,013)		12,021

U.S. TREASURY OBLIGATIONS 28.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	28,370	25,495
1.375% due 08/15/2050 (j)	127,070	107,161
1.625% due 11/15/2050 (j)	142,125	127,690
1.875% due 02/15/2041 (j)(l)	284,700	278,784
2.000% due 02/15/2050	30,700	30,170
2.250% due 05/15/2041	40,400	42,048
2.250% due 08/15/2049 (l)	24,111	24,985
2.375% due 11/15/2049 (l)	19,726	21,011
3.000% due 08/15/2048 (j)(l)	168,500	201,239
3.000% due 02/15/2049 (j)(l)	154,636	185,183
U.S. Treasury Notes
0.625% due 08/15/2030 (j)	17,253	16,076

Total U.S. Treasury Obligations (Cost $1,028,506)		1,059,842

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust
5.500% due 01/25/2036	224	211

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.750% due 03/25/2036	141	142
Bear Stearns Adjustable Rate Mortgage Trust 3.111% due 11/25/2034 ~	613	616
Bear Stearns ALT-A Trust 2.166% due 11/25/2034 ~	26	27
Chase Mortgage Finance Trust 3.311% due 12/25/2037 ^~	204	183
Citigroup Mortgage Loan Trust 0.572% due 11/25/2036 •	52	52
Countrywide Alternative Loan Trust 0.752% due 09/25/2035 •	338	262
Countrywide Home Loan Mortgage Pass-Through Trust 2.915% due 04/20/2035 ~	2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.232% due 07/25/2047 •	179	171
GSMPS Mortgage Loan Trust 0.442% due 03/25/2035 •	798	748
IndyMac Mortgage Loan Trust 0.692% due 07/25/2035 •	329	308
JP Morgan Mortgage Trust 1.923% due 11/25/2033 ~	7	7
Merrill Lynch Mortgage Investors Trust 2.024% due 05/25/2033 ~	8	8
NAAC Reperforming Loan REMIC Trust Certificates 0.542% due 02/25/2035 ^•	1,138	996
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	9,418	9,753
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.162% due 02/25/2035 •	558	570
3.134% due 08/25/2035 ~	79	85
Residential Accredit Loans, Inc. Trust 3.544% due 02/25/2035 ^~	517	449
Residential Funding Mortgage Securities, Inc. Trust 3.856% due 02/25/2036 ^~	256	242
Sequoia Mortgage Trust 0.744% due 05/20/2034 •	542	558
Structured Adjustable Rate Mortgage Loan Trust 2.535% due 03/25/2034 ~	11	11
WaMu Mortgage Pass-Through Certificates Trust
0.972% due 07/25/2044 •	204	206
1.717% due 11/25/2041 ~	160	158

Total Non-Agency Mortgage-Backed Securities (Cost $15,089)		15,765

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp. Home Equity Loan Trust 0.887% due 01/25/2035 •	825	812
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	2,284	1,958
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.767% due 07/25/2035 •	373	373
0.962% due 07/25/2034 •	271	272
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •	1,391	1,396
Bayview Financial Acquisition Trust 6.101% due 05/28/2037 þ	5	5
Bear Stearns Asset-Backed Securities Trust
0.722% due 12/25/2035 •	1,321	1,321
0.832% due 01/25/2034 •	3	3
ECAF Ltd. 4.947% due 06/15/2040	2,746	2,587
JP Morgan Mortgage Acquisition Corp. 0.812% due 12/25/2035 •	3,700	3,697
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,050	1,014
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	2,560	2,547
Lehman XS Trust 0.892% due 10/25/2035 •	78	78
MAPS Ltd. 4.212% due 05/15/2043	1,437	1,442
METAL LLC 4.581% due 10/15/2042	2,150	1,926
RAAC Trust 0.472% due 10/25/2046 •	95	94
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •	684	679
Residential Asset Mortgage Products Trust 0.342% due 08/25/2046 •	249	249
RR Ltd. 1.534% due 01/15/2033 •	10,500	10,534
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	1,937	1,900
Saxon Asset Securities Trust 0.887% due 03/25/2035 ^•	268	262

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SLM Student Loan Trust 1.676% due 04/25/2023 •		2,106	2,126
Sprite Ltd. 4.250% due 12/15/2037		1,584	1,577
START Ireland 4.089% due 03/15/2044		786	795
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		584	589
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,266

Total Asset-Backed Securities (Cost $41,324)			41,502

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
0.125% due 07/09/2041 þ		16,048	5,745
0.125% due 07/09/2046 þ		172	56
1.000% due 07/09/2029		253	97
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,840	11
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	5,518
Chile Government International Bond 3.860% due 06/21/2047		$40	44
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	2,636
3.875% due 04/16/2050		3,400	3,926
Indonesia Government International Bond 4.200% due 10/15/2050		2,500	2,853
Mexico Government International Bond 3.771% due 05/24/2061		11,900	11,098
Panama Government International Bond 4.500% due 05/15/2047		35	40
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	1,153
5.400% due 08/12/2034		2,200	542
5.940% due 02/12/2029		59,700	16,989
6.150% due 08/12/2032		28,400	7,745
6.350% due 08/12/2028		28,929	8,416
6.950% due 08/12/2031		1,000	292
8.200% due 08/12/2026		64,680	20,898
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,700
4.817% due 03/14/2049		1,000	1,290
Russia Government International Bond
7.650% due 04/10/2030	RUB	515,000	7,334
8.500% due 09/17/2031		383,100	5,782
Saudi Government International Bond 3.450% due 02/02/2061		$12,000	12,009
South Africa Government International Bond
5.750% due 09/30/2049		9,000	9,228
8.250% due 03/31/2032	ZAR	10,000	639
8.875% due 02/28/2035		80,000	5,087
10.500% due 12/21/2026		30,500	2,427
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	1,054
7.750% due 09/01/2021		2,000	2,020

Total Sovereign Issues (Cost $146,647)			136,629

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(d)(i)		182,295	262

INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(d)(i)		32,402	0

Total Common Stocks (Cost $1,265)			262

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		874	106

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		8,823	2

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Warrants (Cost $138)		108

PREFERRED SECURITIES 6.0%
BANKING & FINANCE 4.5%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	40,000	4,390
American AgCredit Corp. 5.250% due 06/15/2026 •(g)	11,000,000	11,206
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)	9,700,000	11,628
Bank of America Corp.
5.125% due 06/20/2024 •(g)	1,100,000	1,172
5.875% due 03/15/2028 •(g)	1,100,000	1,260
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)	6,400,000	6,656
Charles Schwab Corp.
4.000% due 12/01/2030 •(g)	9,000,000	9,218
5.000% due 12/01/2027 •(g)	2,500,000	2,647
5.375% due 06/01/2025 •(g)	1,500,000	1,662
Citigroup, Inc.
4.000% due 12/10/2025 •(g)	4,000,000	4,145
4.700% due 01/30/2025 •(g)	4,800,000	4,962
5.000% due 09/12/2024 •(g)	3,000,000	3,147
5.950% due 05/15/2025 •(g)	7,000,000	7,679
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(g)	7,500,000	7,575
5.650% due 10/06/2025 •(g)	3,600,000	3,987
CoBank ACB 6.250% due 10/01/2026 •(g)	3,700,000	4,144
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	4,500,000	4,582
Discover Financial Services
5.500% due 10/30/2027 •(g)	1,500,000	1,612
6.125% due 06/23/2025 •(g)	5,200,000	5,855
Goldman Sachs Group, Inc. 4.400% due 02/10/2025 •(g)(j)	4,000,000	4,150
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	400,000	783
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)	2,600,000	4,311
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	5,200,000	5,214
3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)	7,334,000	7,362
4.000% due 04/01/2025 •(g)(j)	7,500,000	7,604
4.600% due 02/01/2025 •(g)	4,500,000	4,669
4.625% due 06/01/2026 (g)	111,000	2,956
5.000% due 08/01/2024 •(g)	277,000	293
6.125% due 04/30/2024 •(g)	6,877,000	7,455
Nationwide Building Society 10.250% ~	6,800	1,768
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	653
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)	6,822,950	10,912
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	1,200,000	1,351
U.S. Bancorp
4.000% due 04/15/2026 (g)	3,800	99
5.300% due 04/15/2027 •(g)	3,600,000	4,068
Wells Fargo & Co.
4.750% due 03/15/2025 (g)	98,700	2,581
5.900% due 06/15/2024 •(g)	5,300,000	5,714

		169,470

INDUSTRIALS 0.6%
Energy Transfer LP
6.500% due 11/15/2026 •(g)	2,500,000	2,555
6.750% due 05/15/2025 •(g)	1,500,000	1,515
General Electric Co. 3.449% due 09/15/2021 ~(g)(j)	18,400,000	18,055

		22,125

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	1,148,058	30,382
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	2,200,000	2,339

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(g)	3,000,000	3,263

		35,984

Total Preferred Securities (Cost $216,519)		227,579

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.007% due 09/07/2021 (e)(f)	1	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Securities (Cost $4,267,627)		4,567,023

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	998,986	9,851

Total Short-Term Instruments (Cost $9,850)		9,851

Total Investments in Affiliates (Cost $9,850)		9,851

Total Investments 120.8% (Cost $4,277,477)		$4,576,874
Financial Derivative Instruments (k)(m) 0.2%(Cost or Premiums, net $36,154)		8,045
Other Assets and Liabilities, net (21.0)%		(797,472)

Net Assets 100.0%		$3,787,447

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	09/24/2020	$30,700	$30,382	0.80%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	6,900	6,968	0.18
Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	3,600	3,667	0.10
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	10,900	11,105	0.29
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	9,700	9,171	0.24
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,662	6,053	0.16
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	8,585	9,398	0.25
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,483	9,445	0.25
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	8,938	0.24
Stearns Holdings LLC 'B'	03/15/2021	321	262	0.01
Westmoreland Mining Holdings LLC	12/08/2014	944	0	0.00

$92,795	$95,389	2.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.020%	06/17/2021	07/19/2021	$(16,067)	$(16,067)
0.040	06/17/2021	07/19/2021	(5,353)	(5,353)
BRC	(1.750)	03/18/2021	TBD(2)	(3,716)	(3,697)
0.150	06/22/2020	TBD(2)	(1,635)	(1,637)
BSN	0.040	06/15/2021	07/15/2021	(51,185)	(51,186)
0.050	05/13/2021	07/13/2021	(8,240)	(8,240)
CIB	0.040	05/20/2021	07/20/2021	(23,914)	(23,915)
DEU	0.000	05/06/2021	07/06/2021	(13,137)	(13,137)
0.050	06/14/2021	07/26/2021	(42,512)	(42,514)
0.050	06/16/2021	07/16/2021	(55,391)	(55,392)
GRE	0.030	06/15/2021	07/15/2021	(33,460)	(33,461)
0.040	06/08/2021	07/08/2021	(20,620)	(20,621)
0.040	06/09/2021	07/21/2021	(145,312)	(145,316)
0.050	05/14/2021	07/14/2021	(12,896)	(12,897)
0.050	06/10/2021	07/12/2021	(22,264)	(22,265)
0.060	05/12/2021	07/12/2021	(20,016)	(20,017)
IND	0.040	06/10/2021	07/09/2021	(37,130)	(37,131)
0.070	06/25/2021	07/09/2021	(11,351)	(11,351)
JML	(0.070)	06/25/2021	08/27/2021	(15,004)	(15,004)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NXN	0.040	06/02/2021	07/07/2021	(157,252)	(157,257)
RCY	0.050	06/16/2021	07/16/2021	(48,431)	(48,432)
TDM	(0.050)	03/17/2021	TBD(2)	(2,206)	(2,205)

Total Reverse Repurchase Agreements	$(747,095)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

MSC	0.030%	06/09/2021	07/09/2021	$(30,270)	$(30,271)
UBS	0.060	04/26/2021	07/26/2021	(9,324)	(9,325)
0.060	06/30/2021	07/22/2021	(3,754)	(3,754)

Total Sale-Buyback Transactions	$(43,350)

(j)	Securities with an aggregate market value of $811,671 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(696,092) at a weighted average interest rate of 0.020%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	676	$89,570	$638	$158	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	173	25,466	477	84	0
U.S. Treasury 30-Year Bond September Futures	09/2021	294	47,261	1,431	193	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	37	7,129	348	42	0

$2,894	$477	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	471	$(58,135)	$132	$0	$(29)

Total Futures Contracts	$3,026	$477	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	0.913%	$1,400	$(152)	$94	$(58)	$0	$(1)
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.845	3,800	5	(23)	(18)	0	0

$(147)	$71	$(76)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$1,100	$218	$(7)	$211	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.560	1,600	21	11	32	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	5,300	80	19	99	2	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	3,100	11	6	17	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.695	EUR	1,400	13	10	23	0	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

DISH DBS Corp.	5.000	Quarterly	06/20/2023	1.786		$8,300	(43)	575	532	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.905		600	104	(91)	13	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.065		1,400	263	(207)	56	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.393		4,200	480	(105)	375	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.238		600	72	(16)	56	0	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.331		1,400	8	11	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.420		4,200	(93)	167	74	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501		4,000	(63)	133	70	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.418		1,200	186	(48)	138	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.331		3,900	66	26	92	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	4,950	(850)	615	(235)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198		1,500	(145)	54	(91)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.318		1,500	(160)	50	(110)	0	(2)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.327		$3,600	611	27	638	3	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.603	EUR	3,200	57	20	77	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.930		1,500	15	(6)	9	0	(6)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.323		3,400	32	52	84	0	0

							$883	$1,296	$2,179	$11	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022			$1,504	$(44)	$49	$5	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022			1,598	(58)	62	4	0	(2)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023			846	(17)	20	3	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023			3,008	(139)	142	3	0	(1)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024			20,492	(932)	968	36	0	(4)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025			5,200	(183)	3	(180)	0	(5)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026			3,900	(140)	39	(101)	0	(3)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025			7,912	(24)	818	794	1	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025			8,000	705	119	824	4	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026			86,700	7,672	1,326	8,998	46	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025			165,500	3,664	566	4,230	21	0
CDX.IG-35 10-Year Index	1.000	Quarterly	12/20/2030			1,200	(4)	20	16	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026			1,025,600	23,596	2,822	26,418	161	0
CDX.IG-36 10-Year Index	1.000	Quarterly	06/20/2031			45,200	140	339	479	0	(3)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		EUR	56,700	1,396	461	1,857	0	(9)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026			64,500	1,965	94	2,059	0	(11)

							$37,597	$7,848	$45,445	$233	$(38)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	25,200	$5	$255	$260	$33	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026		44,700	91	(75)	16	60	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		73,200	30	(265)	(235)	0	(158)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		9,300	497	(239)	258	0	(1)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(32)	7	(25)	3	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	690,200	(91)	(153)	(244)	0	(171)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	23,100	0	75	75	4	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		15,700	32	(1)	31	3	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		12,500	(50)	182	132	20	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		25,200	(1,369)	269	(1,100)	52	0
Pay	3-Month USD-LIBOR	2.940	Semi-Annual	02/20/2022		$50	0	1	1	0	0
Pay(6)	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031		6,700	0	189	189	20	0
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051		6,000	(44)	(185)	(229)	0	(40)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		2,200	(16)	(63)	(79)	0	(15)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051		2,000	(14)	(63)	(77)	0	(13)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		3,100	(23)	(112)	(135)	0	(21)
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	473,400	64	(1,026)	(962)	0	(97)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		14,900	0	(39)	(39)	0	(3)
Pay	3-Month ZAR-JIBAR	4.920	Quarterly	12/21/2025		100,000	0	(244)	(244)	0	(20)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		30,100	0	(76)	(76)	0	(6)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		3,800	0	(10)	(10)	0	(1)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		60,200	2	(51)	(49)	0	(13)
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		49,300	0	(34)	(34)	0	(10)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	23,200	322	18	340	0	(45)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		4,200	(81)	46	(35)	0	(19)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(363)	(303)	24	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024	JPY	2,666,300	(943)	82	(861)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		33,400	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/26/2023	MXN	471,500	0	(324)	(324)	23	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/15/2023		133,100	0	(84)	(84)	21	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/11/2026		592,500	22	(1,418)	(1,396)	57	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/11/2026		226,020	(13)	(291)	(304)	21	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/17/2026		116,560	0	(112)	(112)	11	0
Pay	28-Day MXN-TIIE	6.015	Lunar	06/09/2026		52,200	0	(62)	(62)	5	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	800	32	127	159	12	0

							$(1,519)	$(4,045)	$(5,564)	$369	$(634)

Total Swap Agreements							$36,814	$5,170	$41,984	$613	$(689)

(l)	Securities with an aggregate market value of $64,115 and cash of $16,065 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin Liability of $(13) for closed future agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		BRL	61,821		$12,359		$0		$(71)
		07/2021		MXN	19,124		968		10		0
		07/2021			$11,645		BRL	61,821	784		0
		09/2021			197		CNY	1,268	0		(2)
		09/2021			7,629		INR	561,687	0		(142)
		09/2021			2,455		PLN	9,317	0		(11)
		02/2022		ZAR	14,445		$945		9		(46)
BPS		07/2021		AUD	5,342		4,151		145		0
		07/2021			$3,601		EUR	2,969	0		(80)
		07/2021			16,940		JPY	1,852,735	0		(263)
		07/2021			166		MXN	3,286	0		(1)
		08/2021			16,697		JPY	1,852,735	0		(16)
		11/2021			208		MXN	4,194	0		(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

BRC	08/2021	7,687	159,310	272	0
09/2021	1,609	PLN	6,121	0	(3)
02/2022	ZAR	5,021	$343	2	0
CBK	07/2021	AUD	1,812	1,402	43	0
07/2021	BRL	22,563	4,511	0	(26)
07/2021	MXN	63,389	3,092	0	(84)
07/2021	RUB	91,545	1,185	0	(62)
07/2021	$4,474	BRL	22,563	62	0
09/2021	PEN	23,116	$6,116	92	0
09/2021	$3,073	MXN	63,389	82	0
09/2021	ZAR	33,277	$2,429	120	0
10/2021	PEN	114,010	30,855	1,153	0
12/2021	55,357	14,875	468	0
05/2022	15,700	4,128	50	0
GLM	07/2021	GBP	34,056	48,146	1,036	0
07/2021	RUB	183,504	2,378	0	(123)
07/2021	$407	MXN	8,088	0	(2)
08/2021	HUF	176,567	$609	13	0
08/2021	$8,114	COP	30,224,118	0	(75)
09/2021	HKD	1,834	$236	0	0
09/2021	$2,579	PLN	9,798	0	(9)
09/2021	ZAR	20,203	$1,468	66	0
02/2022	4,942	337	2	0
HUS	07/2021	MXN	21,080	1,021	0	(35)
07/2021	$48,648	GBP	35,148	0	(27)
07/2021	3,411	MXN	69,155	54	0
08/2021	GBP	35,148	$48,651	27	0
09/2021	CNH	1,273	198	2	0
09/2021	PEN	18,421	4,985	185	0
09/2021	$5,116	IDR	73,647,655	0	(104)
09/2021	2,917	PLN	11,171	14	0
MYI	07/2021	BRL	80,202	$15,904	0	(221)
07/2021	RUB	90,089	1,176	0	(52)
07/2021	$16,033	BRL	80,202	92	0
08/2021	15,853	80,202	217	0
RYL	07/2021	GBP	1,092	$1,539	29	0
SCX	07/2021	EUR	46,829	57,289	1,761	0
08/2021	43,860	52,048	6	0
SOG	07/2021	RUB	104,566	1,346	0	(79)
SSB	07/2021	BRL	4,182	847	6	0
08/2021	$844	BRL	4,182	0	(6)
UAG	07/2021	RUB	296,227	$3,863	0	(174)
07/2021	$3,654	AUD	4,818	0	(41)
07/2021	7,450	RUB	546,297	60	(65)
08/2021	AUD	4,818	$3,655	41	0

Total Forward Foreign Currency Contracts	$6,903	$(1,821)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$1,525
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	536	1,010
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/29/2021	23,300	512	104

$1,882	$2,639

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$100.156	08/05/2021	1,000	$10	$3
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,100	10	5

$20	$8

Total Purchased Options	$1,902	$2,647

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	1,200	$(5)	$(3)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	6,600	(7)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	1,700	(11)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	5,900	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	3,200	(4)	(1)
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	12,900	(7)	(8)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	12,900	(17)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	6,000	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	18,700	(26)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	6,200	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	5,800	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	6,000	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	8,400	(8)	(6)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	30,300	(32)	(18)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	2,400	(11)	(7)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	5,700	(6)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.500	07/21/2021	36,000	(39)	(47)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.600	07/21/2021	36,000	(63)	(4)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	7,000	(6)	(5)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	7,000	(8)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,500	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	6,500	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	5,700	(7)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	6,400	(7)	(6)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	6,700	(39)	(15)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	6,000	(35)	(26)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	10,900	(11)	(3)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	4,800	(5)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	5,300	(7)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	6,200	(6)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	13,000	(14)	(9)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	10,200	(11)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	5,500	(7)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,000	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	6,200	(8)	(4)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	3,600	(9)	(1)

$(467)	$(189)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	21,960	$(815)	$(1,493)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.762	07/14/2021	5,700	(36)	(60)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.062	07/14/2021	5,700	(36)	(3)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.840	07/06/2021	7,100	(53)	(150)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	07/23/2021	6,900	(44)	(53)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.983	07/23/2021	6,900	(44)	(27)
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.140	07/06/2021	7,100	(56)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	3,000	(23)	(15)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	3,000	(23)	(12)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	5,600	(57)	(74)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	5,600	(57)	(24)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	14,550	(526)	(989)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	7,800	(34)	(50)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	7,800	(34)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	23,300	(185)	(15)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.888	07/02/2021	3,600	(22)	(87)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.188	07/02/2021	3,600	(22)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	5,600	(76)	(125)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	5,600	(76)	(5)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	6,000	(27)	(32)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	6,000	(27)	0

$(2,273)	$(3,215)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			$102.234	08/12/2021		4,000	$(13)	$(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.156	08/05/2021		2,000	(12)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.473	08/05/2021		2,100	(13)	(4)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.375	07/07/2021		400	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.547	07/07/2021		1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.609	07/07/2021		3,000	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.672	07/07/2021		1,000	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.375	07/07/2021		400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.547	07/07/2021		1,100	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.641	07/07/2021		1,700	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.172	08/05/2021		2,000	(12)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.688	08/05/2021		2,100	(7)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.938	08/05/2021		500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.801	08/05/2021		800	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.078	08/05/2021		800	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.102	08/05/2021		400	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.344	08/05/2021		900	(3)	(1)

								$(103)	$(29)

Total Written Options								$(2,843)	$(3,433)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$3,400	$(91)	$145	$54	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	2,500	(30)	44	14	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	1,000	(61)	34	0	(27)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.402	1,700	19	17	36	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.383	5,800	70	56	126	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.566	2,600	(15)	55	40	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	13.944	1,600	(58)	(394)	0	(452)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.409	1,000	22	4	26	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.637	2,700	(27)	62	35	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	400	(21)	10	0	(11)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	2,000	29	15	44	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	500	(19)	13	0	(6)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.321	2,200	33	19	52	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.402	3,500	34	40	74	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	500	(5)	7	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	1,400	5	(5)	0	0
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.078	26,000	(765)	887	122	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	0.171	2,300	(64)	83	19	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	400	(10)	16	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	1,700	(11)	17	6	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375	900	(1)	24	23	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.362	1,000	(9)	34	25	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.362	7,200	(81)	265	184	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354	700	(7)	16	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	2,400	(43)	77	34	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		2,800	(23)	62	39	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411		2,700	(244)	171	0	(73)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375		900	(1)	24	23	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2026	0.544		1,000	16	7	23	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368		1,200	20	7	27	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381		2,700	(108)	73	0	(35)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		7,700	(122)	233	111	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		2,800	(37)	81	44	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.818		3,300	(327)	340	13	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		12,700	(237)	419	182	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		1,700	(13)	19	6	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.245		3,400	47	31	78	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.308		1,700	23	18	41	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.818		1,700	(171)	178	7	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.375		1,200	0	30	30	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.151		3,500	43	2	45	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.995		1,100	0	1	1	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.360		3,400	66	10	76	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		2,400	(21)	54	33	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833		4,000	(55)	86	31	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		14,100	(82)	130	48	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.566		1,800	0	27	27	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		7,550	(139)	247	108	0

								$(2,471)	$3,791	$1,924	$(604)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.HY-27 5-Year Index 25-35%		5.000%	Quarterly	12/20/2021		$2,000	$304	$(254)	$50	$0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,100	128	(8)	120	0
BRC	iTraxx Japan 35 5-Year Index		1.000	Quarterly	06/20/2026	JPY	19,201	4	1	5	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$250	20	(14)	6	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,600	166	9	175	0
	iTraxx Japan 35 5-Year Index		1.000	Quarterly	06/20/2026	JPY	27,735	6	1	7	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$2,500	211	(148)	63	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		1,300	180	(87)	93	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		4,800	571	(46)	525	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		150	13	(9)	4	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		100	16	(9)	7	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		7,900	970	(106)	864	0
	iTraxx Japan 35 5-Year Index		1.000	Quarterly	06/20/2026	JPY	81,071	20	0	20	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	143	(12)	131	0

								$2,752	$(682)	$2,070	$0

Total Swap Agreements								$281	$3,109	$3,994	$(604)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$167,599	$14,404	$182,003
Corporate Bonds & Notes
Banking & Finance	0	904,566	8,938	913,504
Industrials	0	1,386,599	1,200	1,387,799
Utilities	0	515,982	0	515,982
Municipal Bonds & Notes
California	0	10,057	0	10,057
Georgia	0	15,270	0	15,270
Illinois	0	3,511	0	3,511
Indiana	0	1,204	0	1,204
Ohio	0	17,290	0	17,290
Pennsylvania	0	16,446	0	16,446
Texas	0	5,654	0	5,654
Virginia	0	3,152	0	3,152
Washington	0	1,442	0	1,442
U.S. Government Agencies	0	12,021	0	12,021
U.S. Treasury Obligations	0	1,059,842	0	1,059,842
Non-Agency Mortgage-Backed Securities	0	15,765	0	15,765
Asset-Backed Securities	0	41,502	0	41,502
Sovereign Issues	0	136,629	0	136,629
Common Stocks
Financials	0	0	262	262
Warrants
Financials	0	0	106	106
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	6,289	163,181	0	169,470
Industrials	0	22,125	0	22,125
Utilities	0	5,602	30,382	35,984
Short-Term Instruments
U.S. Treasury Cash Management Bills	0	1	0	1

$6,291	$4,505,440	$55,292	$4,567,023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,851	$0	$0	$9,851

Total Investments	$16,142	$4,505,440	$55,292	$4,576,874

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,090	0	1,090
Over the counter	0	13,544	0	13,544

$0	$14,634	$0	$14,634
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(718)	0	(718)
Over the counter	0	(5,858)	0	(5,858)

$0	$(6,576)	$0	$(6,576)

Total Financial Derivative Instruments	$0	$8,058	$0	$8,058

Totals	$16,142	$4,513,498	$55,292	$4,584,932

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$9,134	$6,631	$(296)	$(35)	$0	$(1,030)	$0	$0	$14,404	$(1,029)
Corporate Bonds & Notes
Banking & Finance	8,506	0	0	0	0	432	0	0	8,938	432
Industrials	1,207	0	0	0	0	(7)	0	0	1,200	(6)
Common Stocks
Financials	809	0	(539)	0	0	(8)	0	0	262	(547)
Industrials	178	0	0	0	0	(178)	0	0	0	(178)
Warrants
Financials	0	115	0	0	0	(9)	0	0	106	(9)
Preferred Securities

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Utilities	30,607	0	(118)	0	0	(107)	0	0	30,382	(225)

Totals	$50,441	$6,746	$(953)	$(35)	$0	$(907)	$0	$0	$55,292	$(1,562)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments		$6,968	Proxy Pricing			Base Price			101.063	—
		7,436	Third Party Vendor			Broker Quote			21.500 - 99.750	93.637
Corporate Bonds & Notes
Banking & Finance		8,938	Discounted Cash Flow			Discount Rate			4.530	—
Industrials		1,200	Other Valuation Techniques(2)			—			—	—
Common Stocks
Financials		262	Other Valuation Techniques(2)			—			—	—
Warrants
Financials		106	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Utilities		30,382	Current Value Model			Purchase Price			$27.048	—

Total		$55,292

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.7% ¤
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 5.6%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 • (b)(c)	EUR	1,800	$2,310
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,011
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,600	1,645
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	397	60
1.000% due 10/01/2050		44,740	6,864
1.000% due 10/01/2053		1,696	255
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$300	307
4.519% due 06/25/2024 •		200	215
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021		100	101
Nordea Kredit Realkreditaktieselskab 0.500% due 10/01/2043	DKK	99	15
Nykredit Realkredit A/S
0.500% due 10/01/2043		1,189	181
1.000% due 10/01/2050		91,850	14,112
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$14	15
UniCredit SpA 7.830% due 12/04/2023		1,300	1,507

			28,598

INDUSTRIALS 0.4%
AbbVie, Inc. 5.000% due 12/15/2021		1,000	1,010
Charter Communications Operating LLC 4.464% due 07/23/2022		100	104
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	208
JT International Financial Services BV 3.500% due 09/28/2023		200	213
NXP BV 3.875% due 09/01/2022		200	207
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		200	201

			1,943

UTILITIES 0.3%
Duke Energy Corp. 2.400% due 08/15/2022		100	102
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	102
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		100	103
Petrobras Global Finance BV
5.093% due 01/15/2030		806	881
6.250% due 12/14/2026	GBP	100	159
Virginia Electric & Power Co. 2.950% due 01/15/2022		$100	101

			1,448

Total Corporate Bonds & Notes (Cost $31,065)			31,989

U.S. GOVERNMENT AGENCIES 7.9%
Freddie Mac
0.372% due 09/25/2031 •		21	21
0.452% due 10/25/2029 •		101	101
12.021% due 05/15/2035 •		32	40
Ginnie Mae 0.599% due 08/20/2068 •		2,043	2,027

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security 4.000% due 05/01/2049		778	828
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2051		34,553	36,826

Total U.S. Government Agencies (Cost $39,975)			39,843

U.S. TREASURY OBLIGATIONS 107.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (d)		13,325	11,972
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2030 (h)		3,424	3,762
0.125% due 01/15/2031 (d)		4,051	4,462
0.125% due 02/15/2051		4,461	4,897
0.250% due 07/15/2029 (h)		815	907
0.250% due 02/15/2050		6,065	6,878
0.625% due 02/15/2043		44,870	53,677
0.750% due 02/15/2042 (d)		56,040	68,359
0.750% due 02/15/2045 (d)		60,247	74,428
0.875% due 01/15/2029 (f)(h)		4,050	4,689
0.875% due 02/15/2047		40,911	52,729
1.000% due 02/15/2046 (d)		41,860	54,801
1.000% due 02/15/2048		18,555	24,792
1.000% due 02/15/2049		4,552	6,140
1.375% due 02/15/2044 (d)		58,983	81,515
2.125% due 02/15/2040		24,680	36,835
2.125% due 02/15/2041 (d)		33,740	50,908

Total U.S. Treasury Obligations (Cost $488,751)			541,751

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust 2.699% due 01/25/2036 ^~		44	42
Alliance Bancorp Trust 0.332% due 07/25/2037 •		161	151
Banc of America Funding Trust
0.382% due 07/25/2037 •		995	969
2.372% due 03/20/2036 ~		73	70
3.209% due 01/20/2047 ~		2,341	2,293
Banc of America Mortgage Trust 2.554% due 11/25/2035 ^~		9	9
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •		1,066	1,067
BCAP LLC Trust 0.532% due 05/25/2047 ^•		229	238
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 07/25/2036 ^~		17	17
3.129% due 02/25/2036 ^~		8	8
Bear Stearns ALT-A Trust
3.008% due 09/25/2035 ^~		185	145
3.105% due 09/25/2047 ^~		2,100	1,410
CIM Trust 1.092% due 02/25/2049 •		92	92
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		7	8
3.192% due 03/25/2037 ^~		195	195
3.228% due 09/25/2059 þ		1,691	1,699
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •		11	11
2.911% due 12/25/2035 ^~		194	135
Countrywide Alternative Loan Trust
1.116% due 12/25/2035 •		139	128
3.051% due 02/25/2037 ^~		88	88
Countrywide Home Loan Mortgage Pass-Through Trust
2.207% due 02/20/2036 ^•		55	54
2.830% due 10/20/2035 ~		5,933	6,086
6.000% due 03/25/2037 ^		1,063	818
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		668	574
Downey Savings & Loan Association Mortgage Loan Trust 0.613% due 08/19/2045 •		58	57
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		28	18
GMAC Mortgage Corp. Loan Trust 2.998% due 11/19/2035 ~		80	80
Great Hall Mortgages PLC
0.210% due 03/18/2039 •	GBP	55	75
0.230% due 06/18/2038 •		53	73
Hawksmoor Mortgages 1.099% due 05/25/2053 •		5,109	7,104
IndyMac Mortgage Loan Trust 3.002% due 12/25/2036 ^~		$739	709
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		568	564
Lehman XS Trust 1.242% due 12/25/2037 •		1,035	1,073

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Merrill Lynch Mortgage Investors Trust 0.752% due 09/25/2029 •		99	99
MortgageIT Securities Corp. Mortgage Loan Trust 0.592% due 09/25/2037 •		482	443
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		284	308
Residential Accredit Loans, Inc. Trust
0.452% due 06/25/2046 •		158	51
1.023% due 10/25/2037 ~		246	237
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		207	152
5.750% due 02/25/2036		1,034	981
5.750% due 03/25/2037 ^		111	59
6.250% due 10/25/2036 ^		155	151
6.500% due 06/25/2037		3,301	1,337
Structured Adjustable Rate Mortgage Loan Trust 2.978% due 07/25/2035 ^~		63	59
Structured Asset Mortgage Investments Trust 0.512% due 04/25/2036 •		6	5
Thornburg Mortgage Securities Trust 0.832% due 09/25/2034 •		87	88
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	4,072	5,662
Wachovia Mortgage Loan Trust LLC 2.477% due 10/20/2035 ~		$48	35
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		58	56
2.746% due 09/25/2033 ~		30	31
3.021% due 11/25/2036 ~		915	872
3.320% due 08/25/2036 ^~		43	44
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		3,546	3,321
6.500% due 08/25/2035		12	11
Wells Fargo Mortgage-Backed Securities Trust
2.827% due 04/25/2036 ~		1,656	1,625
2.844% due 11/25/2037 ^~		75	74

Total Non-Agency Mortgage-Backed Securities (Cost $40,929)			41,761

ASSET-BACKED SECURITIES 9.7%
ACE Securities Corp. Home Equity Loan Trust 0.212% due 10/25/2036 •		26	14
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	800	952
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.119% due 06/25/2033 •		$900	918
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		2,800	2,848
Citigroup Mortgage Loan Trust 0.552% due 12/25/2036 •		84	69
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		300	294
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •		23	22
0.232% due 07/25/2037 •		19	18
0.282% due 11/25/2037 •		1,349	1,293
0.342% due 02/25/2036 •		2,350	2,282
0.342% due 03/25/2037 •		200	192
Countrywide Asset-Backed Certificates Trust
0.832% due 08/25/2047 •		198	195
0.887% due 02/25/2036 •		1,047	1,047
Credit-Based Asset Servicing & Securitization LLC 0.312% due 07/25/2037 •		577	459
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •		19	11
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		948	951
Fremont Home Loan Trust 0.227% due 10/25/2036 •		56	52
Greystone Commercial Real Estate Notes Ltd. 1.253% due 09/15/2037 •		7,800	7,804
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		254	191
GSAMP Trust 1.067% due 03/25/2035 ^•		274	267
Home Equity Asset Trust
0.542% due 02/25/2036 •		2,500	2,484
0.887% due 07/25/2034 •		104	103
0.947% due 08/25/2034 •		15	15
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		101	88
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		107	42
JP Morgan Mortgage Acquisition Corp. 0.602% due 02/25/2036 ^•		1,561	1,550

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		61	60
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		528	533
Lehman XS Trust 4.688% due 06/25/2036 þ		77	82
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		2,300	2,301
Long Beach Mortgage Loan Trust 0.212% due 08/25/2036 •		101	55
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	831
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		700	829
Marlette Funding Trust 2.690% due 09/17/2029		$52	52
MASTR Specialized Loan Trust 1.892% due 07/25/2035 •		1,417	1,421
Morgan Stanley ABS Capital, Inc. Trust 0.222% due 10/25/2036 •		107	102
Morgan Stanley Mortgage Loan Trust 1.421% due 11/25/2036 ^•		688	318
Option One Mortgage Loan Trust 0.872% due 02/25/2035 •		518	517
Oscar U.S. Funding LLC 2.490% due 08/10/2022		31	31
Palmer Square Loan Funding Ltd.
1.076% due 10/24/2027 •		2,015	2,016
1.158% due 04/20/2027 •		211	211
Renaissance Home Equity Loan Trust 1.192% due 09/25/2037 •		428	219
Saxon Asset Securities Trust 0.382% due 09/25/2036 •		3,000	2,888
Shackleton CLO Ltd. 1.318% due 10/20/2028 •		6,546	6,552
Soundview Home Loan Trust
0.152% due 11/25/2036 •		298	122
0.272% due 07/25/2037 •		206	198
0.292% due 06/25/2037 •		417	345
0.652% due 05/25/2036 •		175	174
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		186	188
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		3,900	3,902
Symphony CLO Ltd. 1.136% due 07/14/2026 •		601	602
Telos CLO Ltd. 1.140% due 04/17/2028 •		128	128
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		135	136
3.000% due 11/25/2059 ~		39	40
WhiteHorse Ltd. 1.120% due 04/17/2027 •		32	32

Total Asset-Backed Securities (Cost $48,724)			49,046

SOVEREIGN ISSUES 14.3%
Argentina Government International Bond
34.069% (BADLARPP) due 10/04/2022 ~	ARS	100	0
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	12
Australia Government International Bond
1.250% due 02/21/2022	AUD	662	505
3.000% due 09/20/2025		2,328	2,060
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	799	831
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	8,140	10,429
1.400% due 05/26/2025 (a)		28,924	37,064
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	911,073	8,414
0.100% due 03/10/2029 (a)		1,029,023	9,526
Mexico Government International Bond 4.500% due 11/22/2035 (a)	MXN	8,169	481
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	449	348
2.500% due 09/20/2035		2,191	1,902
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	199

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023	$300	319

Total Sovereign Issues (Cost $68,192)		72,091

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(b)	160,000	183

Total Preferred Securities (Cost $160)		183

Total Investments in Securities (Cost $717,796)		776,663

INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	807,846	7,966

Total Short-Term Instruments (Cost $7,966)		7,966

Total Investments in Affiliates (Cost $7,966)		7,966

Total Investments 155.3% (Cost $725,762)		$784,629
Financial Derivative Instruments (e)(g) 0.4%(Cost or Premiums, net $(1,283))		1,858
Other Assets and Liabilities, net (55.7)%		(281,383)

Net Assets 100.0%		$505,104

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/30/2021	07/15/2021	$(4,883)	$(4,883)
BSN	0.050	06/15/2021	07/15/2021	(97,114)	(97,116)
0.050	06/21/2021	07/15/2021	(67,528)	(67,529)
DEU	0.000	05/06/2021	07/06/2021	(11,593)	(11,593)
GRE	0.060	05/06/2021	07/07/2021	(64,553)	(64,560)

Total Reverse Repurchase Agreements	$(245,681)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

TDL	0.070%	06/30/2021	07/02/2021	$(1,470)	$(1,470)

Total Sale-Buyback Transactions	$(1,470)

(d)	Securities with an aggregate market value of $229,592 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(285,070) at a weighted average interest rate of 0.049%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	915	$5	$(1)	$0	$0
Euro-Bobl September Futures	09/2021	52	8,272	4	9	(3)
Euro-Bund 10-Year Bond September Futures	09/2021	90	18,421	171	58	(20)
Gold 100 oz. August Futures	08/2021	15	2,657	(1)	12	0
U.S. Treasury 5-Year Note September Futures	09/2021	177	21,847	(53)	11	0
U.S. Treasury 10-Year Note September Futures	09/2021	152	20,140	144	36	0

$264	$126	$(23)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	7	$(612)	$2	$0	$0
Australia Government 10-Year Bond September Futures	09/2021	6	(635)	(3)	0	(3)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Euro-BTP Italy Government Bond September Futures	09/2021	106	(19,031)	(133)	0	(93)
Euro-Buxl 30-Year Bond September Futures	09/2021	67	(16,146)	(284)	40	(122)
Euro-Schatz September Futures	09/2021	742	(98,664)	(1)	0	(9)
Japan Government 10-Year Bond September Futures	09/2021	13	(17,750)	(24)	0	(5)
U.S. Treasury 2-Year Note September Futures	09/2021	148	(32,607)	59	0	(3)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	290	(42,689)	(732)	0	(141)
U.S. Treasury 30-Year Bond September Futures	09/2021	61	(9,806)	(261)	0	(40)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	55	(10,598)	(408)	0	(62)

$(1,785)	$40	$(478)

Total Futures Contracts	$(1,521)	$166	$(501)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$100	$(5)	$7	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,800	$(188)	$(100)	$(288)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,400	(515)	(46)	(561)	0	(3)

$(703)	$(146)	$(849)	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	24,100	$0	$(35)	$(35)	$3	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(102)	(98)	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(10)	(11)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	60,000	(1)	(10)	(11)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	274,770	(15)	(67)	(82)	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	8,700	(64)	(237)	(301)	0	(15)
Pay	CPURNSA	1.345	Maturity	07/02/2021	$13,400	0	(381)	(381)	0	0
Pay	CPURNSA	1.370	Maturity	07/06/2021	21,200	0	(620)	(620)	0	(1)
Pay	CPURNSA	1.400	Maturity	07/08/2021	16,200	0	(478)	(478)	0	0
Pay	CPURNSA	1.690	Maturity	08/07/2021	1,500	0	(59)	(59)	0	(10)
Pay	CPURNSA	1.825	Maturity	08/14/2021	200	0	(8)	(8)	0	(1)
Pay	CPURNSA	1.840	Maturity	08/14/2021	8,000	0	(301)	(301)	0	(53)
Pay	CPURNSA	2.200	Maturity	01/21/2022	200	0	(5)	(5)	0	0
Receive	CPURNSA	2.155	Maturity	02/04/2022	16,780	19	421	440	0	(18)
Receive	CPURNSA	2.560	Maturity	05/08/2023	1,700	(276)	145	(131)	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	4,110	1	6	7	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,300	2	(124)	(122)	0	(3)
Pay	CPURNSA	1.883	Maturity	11/20/2029	9,400	9	(656)	(647)	0	(12)
Receive	CPURNSA	2.311	Maturity	02/24/2031	3,700	3	109	112	5	0
Receive	CPURNSA	2.668	Maturity	05/14/2031	5,000	0	(68)	(68)	5	0
Pay	UKRPI	3.220	Maturity	03/15/2022	GBP	3,000	0	(45)	(45)	4	0
Pay	UKRPI	3.330	Maturity	01/15/2025	13,100	388	(310)	78	13	0
Pay	UKRPI	3.438	Maturity	01/15/2030	9,000	0	(98)	(98)	27	0
Pay	UKRPI	3.566	Maturity	03/15/2036	700	0	(15)	(15)	5	0
Pay	UKRPI	3.580	Maturity	03/15/2036	1,500	(8)	(18)	(26)	10	0

$61	$(2,966)	$(2,905)	$75	$(117)

Total Swap Agreements	$(647)	$(3,105)	$(3,752)	$75	$(121)

(f)	Securities with an aggregate market value of $3,943 and cash of $1,908 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	53,407	$8,499	$0	$(17)
08/2021	$3	RUB	216	0	0
09/2021	4	300	0	0
BPS	07/2021	GBP	73	$103	3	0
07/2021	JPY	1,977,980	18,085	281	0
07/2021	NZD	3,221	2,338	86	0
07/2021	$389	DKK	2,390	0	(8)
08/2021	1,505	SEK	12,570	0	(35)
11/2021	MXN	3,316	$164	1	0
BRC	08/2021	JPY	2,024,580	18,246	17	0
CBK	07/2021	AUD	1,595	1,234	38	0
07/2021	DKK	41,411	6,567	0	(36)
07/2021	$803	DKK	5,050	2	0
07/2021	2	RUB	165	0	0
08/2021	MXN	5,835	$279	0	(13)
09/2021	PEN	748	201	6	0
GLM	07/2021	GBP	10,132	14,324	308	0
07/2021	$9	RUB	689	1	0
08/2021	9	692	0	0
09/2021	10	763	0	0
HUS	07/2021	14,140	GBP	10,205	0	(23)
08/2021	GBP	9,761	$13,511	7	0
08/2021	$3	RUB	223	0	0
09/2021	1,503	CNH	9,660	0	(17)
09/2021	4	RUB	316	0	0
JPM	07/2021	DKK	46,167	$7,323	0	(39)
07/2021	JPY	46,600	423	4	0
07/2021	$5,945	DKK	37,036	0	(39)
10/2021	DKK	37,036	$5,955	39	0
MYI	07/2021	$7,051	DKK	43,906	0	(50)
07/2021	2	RUB	162	0	0
10/2021	DKK	43,906	$7,063	50	0
SCX	07/2021	EUR	45,204	55,295	1,694	0
08/2021	45,204	53,642	7	0
09/2021	$1,277	IDR	18,392,623	0	(26)
SOG	07/2021	8,392	DKK	52,255	0	(59)
07/2021	2	RUB	188	0	0
08/2021	3	247	0	0
10/2021	DKK	52,255	$8,406	59	0
UAG	07/2021	$2	RUB	175	0	0
08/2021	1,490	NOK	12,320	0	(59)

Total Forward Foreign Currency Contracts	$2,603	$(421)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	2,200	$2	$323
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,090	236	453
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,410	105	207
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	25,100	90	11
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	2,100	153	311

$586	$1,305

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		300	$2	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		100	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.473	08/05/2021		200	2	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		250	1	1

							$6	$2

Total Purchased Options							$592	$1,307

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750%	08/18/2021	1,000	$(1)	$0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	800	(1)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	200	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	800	(1)	0
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,000	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	1,000	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	1,100	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	1,100	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	600	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	1,300	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	800	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	800	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	800	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	1,700	(2)	(1)
CBK	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	900	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,100	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	1,100	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	2,600	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	900	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	800	(1)	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	200	(1)	(1)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	500	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	1,500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	900	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	1,800	(2)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	1,000	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	800	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	800	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	98.000	07/21/2021	200	0	0

							$(32)	$(9)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	9,000	$(409)	$(9)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	300	(2)	0

							$(441)	$(9)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	6,600	$0	$(296)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	9,240	(230)	(416)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	4,160	(102)	(187)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	5,910	(40)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	48,200	(75)	(23)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	100	(1)	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	50,200	(79)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	7,190	(51)	(5)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	6,400	(155)	(287)

$(734)	$(1,222)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	500	$(2)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	300	(1)	0
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	300	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	300	(1)	(2)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	500	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	400	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	200	(1)	(1)

$(21)	$(10)

Total Written Options	$(1,228)	$(1,250)

(h)

Securities with an aggregate market value of $668 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,598	$0	$28,598
Industrials	0	1,943	0	1,943
Utilities	0	1,448	0	1,448
U.S. Government Agencies	0	39,843	0	39,843
U.S. Treasury Obligations	0	541,751	0	541,751
Non-Agency Mortgage-Backed Securities	0	41,761	0	41,761
Asset-Backed Securities	0	49,046	0	49,046
Sovereign Issues	0	72,090	0	72,090
Preferred Securities
Banking & Finance	0	183	0	183

$0	$776,663	$0	$776,663
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,966	$0	$0	$7,966

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Total Investments	$7,966	$776,663	$0	$784,629

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	119	122	0	241
Over the counter	0	3,910	0	3,910

	$119	$4,032	$0	$4,151
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(255)	(367)	0	(622)
Over the counter	0	(1,671)	0	(1,671)

	$(255)	$(2,038)	$0	$(2,293)

Total Financial Derivative Instruments	$(136)	$1,994	$0	$1,858

Totals	$7,830	$778,657	$0	$786,487

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.2% ¤
CORPORATE BONDS & NOTES 1.6%
INDUSTRIALS 1.5%
Automatic Data Processing, Inc. 1.700% due 05/15/2028	$1,700	$1,715
Entergy Louisiana LLC 2.350% due 06/15/2032	1,600	1,622
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,467	1,502
3.100% due 04/07/2030	1,467	1,485
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,257	4,700

		11,024

UTILITIES 0.1%
Appalachian Power Co. 2.700% due 04/01/2031	600	621

Total Corporate Bonds & Notes (Cost $11,074)		11,645

U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
0.000% due 05/15/2030 (c)	13,282	11,488
0.152% due 07/25/2037 •	71	70
0.542% due 10/25/2030 •	1	1
0.992% due 04/25/2032 •	10	10
1.328% due 06/01/2043 - 03/01/2044 •	201	207
2.000% due 10/01/2024 •	8	8
2.180% due 07/01/2035 •	8	8
2.243% due 11/01/2034 •	22	22
2.250% due 11/01/2023 •	1	1
2.340% due 02/01/2028 •	1	1
2.440% due 05/01/2025 •	2	2
2.629% due 04/01/2028 •	9	9
2.632% due 12/01/2027 •	17	17
3.500% due 06/25/2044	3,047	3,489
4.000% due 09/25/2044 - 10/25/2044	10,862	11,885
4.250% due 04/25/2037	588	623
4.500% due 10/25/2023 - 06/25/2025	641	673
5.625% due 04/17/2028	200	258
6.000% due 05/17/2027	97	105
6.500% due 11/25/2023 - 07/25/2031	426	486
6.750% due 06/25/2032	712	849
6.900% due 05/25/2023	8	8
7.000% due 12/25/2022 - 05/18/2027	508	548
7.800% due 10/25/2022	0	1
9.000% due 06/01/2027	8	8
Federal Farm Credit Bank
5.125% due 07/09/2029	675	874
5.750% due 12/07/2028	500	662
Federal Housing Administration 7.430% due 10/01/2022 - 01/01/2024	6	6
Freddie Mac
0.473% due 01/15/2033 •	24	24
0.573% due 04/15/2029 - 12/15/2032 •	22	22
0.623% due 06/15/2031 •	10	10
1.316% due 10/25/2044 •	1,241	1,276
1.516% due 07/25/2044 •	314	324
2.256% due 10/01/2026 •	8	8
2.262% due 01/01/2028 •	13	13
2.271% due 01/01/2028 •	7	8
2.325% due 09/01/2027 •	9	9
2.390% due 10/25/2023 •	6	6
3.500% due 05/15/2042 - 01/15/2048	14,782	16,473
4.000% due 07/15/2042	4,874	5,539
4.000% due 12/15/2042 •	2,353	2,409
4.322% due 10/25/2052 ~	6,666	7,703
4.500% due 02/15/2035 - 07/15/2035	1,047	1,149
5.500% due 06/15/2035	7,142	9,180
6.000% due 05/15/2028 - 09/15/2029	20	23
6.250% due 09/15/2023	121	127
6.500% due 08/01/2022 - 10/25/2043	128	139

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

7.000% due 07/15/2022 - 01/15/2024	18	18
Ginnie Mae
2.000% (H15T1Y + 1.500%) due 03/20/2023 - 03/20/2026 ~	5	6
2.000% due 01/20/2027 - 01/20/2028 •	32	32
2.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	5	5
2.125% due 10/20/2026 - 11/20/2027 •	26	27
2.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	25	26
2.500% (H15T1Y + 1.500%) due 03/20/2025 ~	1	1
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	20	20
2.875% due 04/20/2027 - 05/20/2032 •	69	72
4.000% due 08/20/2044 - 09/20/2044	11,969	13,148
6.000% due 08/20/2033	1,013	1,128
6.500% due 08/20/2034 - 09/20/2034	7	7
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	11,208
Small Business Administration 5.240% due 08/01/2023	132	138
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (c)	7,400	6,389
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	163	170
4.000% due 06/01/2049	98	105
6.500% due 02/01/2022 - 08/01/2037	38	43
7.000% due 02/01/2038 - 03/01/2038	12	13
9.000% due 10/01/2030 - 11/01/2030	1	0
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2051	1,900	1,859

Total U.S. Government Agencies (Cost $95,646)		111,176

U.S. TREASURY OBLIGATIONS 103.3%
U.S. Treasury Bonds
1.125% due 05/15/2040	65,600	56,652
1.125% due 08/15/2040 (d)	335,400	288,654
1.250% due 05/15/2050	173,170	141,451
1.375% due 11/15/2040	11,160	10,029
1.875% due 02/15/2041	36,100	35,350
1.875% due 02/15/2051 (d)	60,800	58,045
2.000% due 02/15/2050	64,470	63,357
2.250% due 05/15/2041	1,700	1,769
2.500% due 05/15/2046	2,028	2,198
3.000% due 11/15/2045	680	804
U.S. Treasury Notes
0.125% due 05/31/2022 (f)	46,200	46,217
0.125% due 01/15/2024	18,600	18,490
0.250% due 09/30/2025 (f)	3,400	3,329
1.125% due 02/29/2028 (d)	950	947
2.125% due 05/31/2026	1,400	1,485
U.S. Treasury STRIPS
0.000% due 05/15/2044 (c)	2,800	1,734
0.000% due 08/15/2044 (c)	4,800	2,949
0.000% due 11/15/2044 (c)	4,700	2,869
0.000% due 05/15/2045 (c)	1,500	906
0.000% due 08/15/2046 (c)	1,500	880

Total U.S. Treasury Obligations (Cost $809,193)		738,115

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
BAMLL Commercial Mortgage Securities Trust 1.123% due 04/15/2036 •	2,200	2,197
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~	33	33
2.591% due 04/25/2033 ~	13	13
2.829% due 02/25/2033 ~	3	3
2.893% due 02/25/2034 ~	54	54
Bear Stearns ALT-A Trust 3.008% due 09/25/2035 ^~	241	189
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,643
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,971
3.942% due 04/10/2033 ~	2,600	2,790
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •	326	312
0.512% due 05/25/2035 •	286	279
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •	49	47
0.732% due 03/25/2035 •	397	354
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	40	42
6.500% due 04/25/2033	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~	44	45
Credit Suisse Mortgage Capital Certificates 0.262% due 11/27/2036 •	847	846

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

Extended Stay America Trust 1.155% due 07/15/2038 •(b)	1,700	1,709
HarborView Mortgage Loan Trust
0.533% due 05/19/2035 •	196	189
0.573% due 03/19/2036 ^•	245	244
2.648% due 07/19/2035 ^~	24	24
Impac CMB Trust 0.592% due 10/25/2035 •	1,231	1,219
JP Morgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	4,400	4,407
JP Morgan Mortgage Trust 2.577% due 07/25/2035 ~	70	72
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,491	1,544
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.327% due 10/25/2035 ~	888	832
Residential Accredit Loans, Inc. Trust
0.392% due 08/25/2035 •	221	192
6.000% due 06/25/2036 ^	501	476
Sequoia Mortgage Trust
0.793% due 10/19/2026 •	6	6
0.793% due 07/20/2033 •	159	159
0.853% due 10/20/2027 •	2	2
Structured Adjustable Rate Mortgage Loan Trust 0.532% due 05/25/2037 •	587	572
Structured Asset Mortgage Investments Trust
0.532% due 05/25/2036 •	81	80
0.753% due 09/19/2032 •	4	4
0.933% due 10/19/2033 •	59	58
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •	16	16
0.712% due 01/25/2045 •	220	219
0.938% due 12/25/2046 •	284	282
1.116% due 02/25/2046 •	466	470
1.516% due 06/25/2042 •	8	8
1.516% due 08/25/2042 •	6	6
1.843% due 08/25/2046 •	224	220
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,750

Total Non-Agency Mortgage-Backed Securities (Cost $28,187)		28,579

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
0.752% due 10/25/2032 •	22	22
1.092% due 11/25/2042 •	196	192
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •	1	1
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •	12	7
ECMC Group Student Loan Trust 0.842% due 02/27/2068 •	697	701
LA Arena Funding LLC 7.656% due 12/15/2026	6	6
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •	113	114
MASTR Asset-Backed Securities Trust 0.917% due 10/25/2034 •	1,054	1,044
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,690	1,697
SLM Student Loan Trust 0.776% due 10/25/2029 •	756	757
Soundview Home Loan Trust 0.152% due 11/25/2036 •	149	61
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •	86	44

Total Asset-Backed Securities (Cost $4,775)		4,646

Total Investments in Securities (Cost $948,874)		894,160

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,278	161

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $161)	161

Total Investments in Affiliates (Cost $161)	161

Total Investments 125.2% (Cost $949,035)	$894,321
Financial Derivative Instruments (e)(g) (0.1)%(Cost or Premiums, net $1,666)	(337)
Other Assets and Liabilities, net (25.1)%	(179,461)

Net Assets 100.0%	$714,523

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.020)%	06/18/2021	07/02/2021	$(10,355)	$(10,354)
BSN	0.040	06/15/2021	07/15/2021	(27,245)	(27,245)
DEU	0.050	06/16/2021	07/16/2021	(760)	(761)
GRE	0.050	06/10/2021	07/12/2021	(1,613)	(1,613)
0.060	05/06/2021	07/07/2021	(945)	(945)
JPS	0.040	06/08/2021	07/08/2021	(44,370)	(44,371)
NOM	0.050	06/17/2021	07/19/2021	(44,540)	(44,541)

Total Reverse Repurchase Agreements	$(129,830)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	(0.080)%	06/30/2021	07/01/2021	$(48,131)	$(48,131)
GSC	0.050	06/24/2021	07/14/2021	(4,802)	(4,802)

Total Sale-Buyback Transactions	$(52,933)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.6)%
Ginnie Mae, TBA	3.500%	08/01/2051	$1,100	$(1,155)	$(1,155)
Uniform Mortgage-Backed Security, TBA	1.500	07/01/2036	1,000	(1,010)	(1,012)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2051	30,200	(30,359)	(30,436)

Total Short Sales (4.6)%	$(32,524)	$(32,603)

(d)	Securities with an aggregate market value of $184,471 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(225,552) at a weighted average interest rate of 0.029%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	464	$57,271	$(138)	$29	$0
U.S. Treasury 10-Year Note September Futures	09/2021	29	3,843	27	7	0

$(111)	$36	$0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2021	834	$(183,747)		$259	$0	$(19)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2021	12	(1,766)		(34)	0	(6)
U.S. Treasury 30-Year Bond September Futures				09/2021	210	(33,758)		(1,020)	0	(138)

								$(795)	$0	$(163)

Total Futures Contracts							$(906)		$36	$(163)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	1.000%	Semi-Annual	12/16/2025	$77,700	$1,771	$(1,314)	$457	$40	$0
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026	91,900	315	1,806	2,121	0	(43)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	64,000	(267)	(2,145)	(2,412)	163	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	62,400	637	3,097	3,734	0	(159)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	4,700	(11)	(6)	(17)	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	7,830	155	487	642	0	(48)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	2,800	(233)	(130)	(363)	15	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	5,800	(629)	(424)	(1,053)	38	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	7,300	171	889	1,060	0	(49)

Total Swap Agreements						$1,909	$2,260	$4,169	$256	$(312)

(f)	Securities with an aggregate market value of $8,043 and cash of $1,385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.298%	08/11/2021	5,900	$(23)	$(16)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.698	08/11/2021	5,900	(23)	(15)
BPS	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.452	07/14/2021	5,600	(24)	(26)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.852	07/14/2021	5,600	(24)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.468	07/13/2021	10,500	(46)	(54)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.868	07/13/2021	10,500	(46)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.441	07/19/2021	6,800	(26)	(40)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.855	07/19/2021	6,800	(31)	(1)

Total Written Options								$(243)		$(154)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials						$0	$11,024	$0	$11,024
Utilities						0	621	0	621
U.S. Government Agencies						0	111,176	0	111,176
U.S. Treasury Obligations						0	738,115	0	738,115
Non-Agency Mortgage-Backed Securities						0	28,579	0	28,579
Asset-Backed Securities						0	4,646	0	4,646

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2021 (Unaudited)

	$0	$894,160	$0	$894,160
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161	$0	$0	$161

Total Investments	$161	$894,160	$0	$894,321

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(32,603)	$0	$(32,603)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$292	$0	$292

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(475)	0	(475)
Over the counter	0	(154)	0	(154)

	$0	$(629)	$0	$(629)

Total Financial Derivative Instruments	$0	$(337)	$0	$(337)

Totals	$161	$861,220	$0	$861,381

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 62.3%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,800	$1,879
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/05/2028 ~		425	423
Advantage Sales & Marketing, Inc. 6.000% - 6.250% (LIBOR03M + 5.250%) due 10/28/2027 ~		3,491	3,531
Allied Universal Holding Co. 4.750% (LIBOR03M + 4.250%) due 05/10/2028 ~		1,135	1,140
Altice Financing S.A. 2.900% (LIBOR03M + 2.750%) due 01/31/2026 ~		205	202
American Trailer World Corp. 4.500% (LIBOR03M + 3.750%) due 03/03/2028 ~		1,700	1,700
Apttus Corp. 5.000% (LIBOR03M + 4.250%) due 05/08/2028 ~		1,275	1,285
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		2,858	2,856
Array Technologies, Inc. 3.750% (LIBOR03M + 2.750%) due 10/14/2027 ~		2,561	2,513
Asurion LLC 3.354% (LIBOR03M + 3.250%) due 12/23/2026 ~		2,137	2,115
AT Home Group, Inc. TBD% due 07/30/2028		100	100
Athenahealth, Inc. 4.100% (LIBOR03M + 4.250%) due 02/11/2026 ~		1,995	2,006
Barracuda Networks, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2025 ~		94	94
Birkenstock GmbH & Co. KG TBD% due 04/27/2028		1,350	1,351
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 02/06/2027 ~	EUR	1,300	1,537
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		$888	869
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,894	3,865
Canada Goose, Inc. 4.250% (LIBOR03M + 3.500%) due 10/07/2027 ~		1,393	1,401
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		2,233	2,289
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		1,414	1,420
Cimpress PLC 4.000% (LIBOR03M + 3.500%) due 05/17/2028 ~		1,325	1,322
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,109	2,095
Clarios Global LP 3.354% (LIBOR03M + 3.250%) due 04/30/2026 ~		465	462
Clear Channel Outdoor Holdings, Inc. 3.686% (LIBOR03M + 3.500%) due 08/21/2026 ~		3,940	3,852
CNT Holdings Corp. 4.500% (LIBOR03M + 3.750%) due 11/08/2027 ~		2,000	2,004
CommScope, Inc. 3.346% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,411	1,406
Consumer Cellular, Inc. 4.750% (LIBOR03M + 4.000%) due 12/17/2027 ~		1,197	1,200
CoreLogic, Inc. 4.000% (LIBOR03M + 3.500%) due 06/02/2028 ~		1,975	1,974
Coty, Inc. 2.331% (LIBOR03M + 2.250%) due 04/07/2025 ~		4,147	3,995
Cowen, Inc. 4.000% (LIBOR03M + 3.250%) due 03/24/2028 «~		1,596	1,596
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~		1,615	1,622
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		1,675	1,658
Delta 2 (LUX) S.a.r.l. 3.500% (LIBOR03M + 2.500%) due 02/01/2024 ~		282	281
Diamond Sports Group LLC 3.360% (LIBOR03M + 3.250%) due 08/24/2026 ~		3,474	2,123
E2open LLC 4.000% (LIBOR03M + 3.500%) due 02/04/2028 ~		1,625	1,629
Endure Digital, Inc. 4.250% due 02/10/2028		700	698

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

Ensono, LP 4.750% (LIBOR03M + 4.000%) due 05/19/2028 ~	1,725	1,732
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~	597	513
Flex Acquisition Co., Inc. 3.452% (LIBOR03M + 3.250%) due 06/29/2025 ~	78	78
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~	4,175	4,185
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~	2,150	2,159
Getty Images, Inc. 4.625% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,980	1,981
Gibson Brands, Inc. TBD% due 06/25/2028 «	1,850	1,850
Global Medical Response, Inc. 5.750% (LIBOR03M + 4.750%) due 10/02/2025 ~	2,681	2,697
Graham Packaging Co., Inc. 3.750% (LIBOR03M + 3.000%) due 08/04/2027 ~	3,380	3,382
Hearthside Food Solutions LLC
3.792% (LIBOR03M + 3.688%) due 05/23/2025 ~	1,070	1,065
6.000% (LIBOR03M + 5.000%) due 05/23/2025 ~	396	397
Hertz Corp. TBD% due 06/14/2028	1,700	1,700
Hilton Grand Vacation LLC TBD% due 05/19/2028	600	601
Icon Luxembourg S.a.r.l TBD% due 06/16/2028	901	903
iHeartCommunications, Inc. 3.104% (LIBOR03M + 3.000%) due 05/01/2026 ~	670	665
Illuminate Buyer LLC 3.604% (LIBOR03M + 3.500%) due 06/30/2027 ~	593	590
INEOS Enterprises Holdings U.S. Finco LLC 4.500% (LIBOR03M + 3.500%) due 08/28/2026 ~	1,516	1,522
Ingram Micro, Inc. TBD% due 03/31/2028	1,550	1,555
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~	2,000	1,995
Insulet Corp. 3.750% (LIBOR03M + 3.250%) due 05/04/2028 ~	1,100	1,104
IRB Holding Corp.
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	2,240	2,237
4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~	2,668	2,670
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~	3,791	3,800
Jazz Financing LUX S.a.r.l. 4.000% (LIBOR03M + 3.500%) due 04/21/2028 ~	700	703
LBM Acquisition LLC
TBD% due 12/17/2027	183	182
TBD% due 12/17/2027 µ	92	91
4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~µ	287	286
4.500% (LIBOR03M + 3.750%) due 12/17/2027 ~	1,291	1,285
Les Schwab Tire Centers 4.250% (LIBOR03M + 3.500%) due 11/02/2027 ~	1,578	1,583
Lonza Group AG TBD% due 04/29/2028	1,100	1,102
Madison LLC TBD% due 06/16/2028	400	401
MajorDrive Holdings LLC 4.500% (LIBOR03M + 4.000%) due 05/12/2028 ~	125	125
Mcafee LLC TBD% due 05/03/2028	2,000	2,002
Metronet Systems Holdings LLC
TBD% due 05/26/2028 µ	180	180
4.500% (LIBOR03M + 4.000%) due 05/26/2028 ~	1,620	1,622
MH Sub LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~	2,509	2,502
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~	432	431
MTN Infrastructure TopCo., Inc. 4.000% (LIBOR03M + 3.000%) due 11/15/2024 ~	150	150
Nielsen Consumer, Inc. 4.080% (LIBOR03M + 4.000%) due 03/06/2028 ~	2,275	2,282
Nouryon Finance BV 2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~	2,185	2,171
Novelis, Inc. TBD% due 04/15/2025 «	3,840	3,830
OneDigital Borrower LLC
5.250% (LIBOR03M + 4.500%) due 11/16/2027 ~µ	61	61
5.250% (LIBOR03M + 4.500%) due 11/16/2027 ~	1,889	1,900
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	725	726
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~	2,900	2,901
Padagis LLC 1.000% due 06/30/2028	1,600	1,584

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

Peraton Holding Corp. 4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~	1,397	1,403
Phoenix Guarantor, Inc. 3.341% (LIBOR03M + 3.250%) due 03/05/2026 ~	267	266
Polaris Newco LLC 4.500% (LIBOR03M + 4.000%) due 06/02/2028 ~	1,900	1,908
Powerteam Services LLC TBD% due 03/06/2025	1,275	1,271
Pra Health Science, Inc. TBD% due 06/16/2028	224	225
Prime Security Services Borrower LLC 3.500% (LIBOR03M + 2.750%) due 09/23/2026 ~	1,285	1,285
Proofpoint, Inc. TBD% due 06/09/2028	1,250	1,245
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~	609	596
Radiate Holdco LLC 4.250% (LIBOR03M + 3.500%) due 09/25/2026 ~	2,473	2,477
RE/MAX LLC TBD% due 06/24/2028 «	550	550
Redstone Buyer LLC
TBD% due 04/27/2028 ~µ	534	535
5.500% (LIBOR03M + 4.750%) due 04/27/2028 ~	1,366	1,366
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~	952	951
Reynolds Group Holdings, Inc. 3.354% (LIBOR03M + 3.250%) due 02/05/2026 ~	1,620	1,612
Scih Salt Holdings, Inc. 4.750% (LIBOR03M + 4.000%) due 03/16/2027 ~	1,300	1,304
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~	1,251	1,262
Signify Health LLC 3.750% (LIBOR03M + 3.250%) due 06/16/2028 «~	750	749
Sophia LP 4.500% (LIBOR03M + 3.750%) due 10/07/2027 ~	1,542	1,545
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~	1,940	1,958
Staples, Inc. 5.176% (LIBOR03M + 5.000%) due 04/16/2026 ~	747	730
Summer (BC) Holdco B S.a.r.l. TBD% due 12/04/2026	375	376
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~	307	308
Symplr Software, Inc. 5.250% (LIBOR03M + 4.500%) due 12/22/2027 ~	574	575
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~	1,918	1,867
Tempo Acquisition LLC 3.750% (LIBOR03M + 3.250%) due 11/02/2026 ~	1,980	1,985
Terrier Media Buyer, Inc. 3.604% (LIBOR03M + 3.500%) due 12/17/2026 ~	493	491
TGP Holdings LLC TBD% due 06/29/2028	825	827
Truck Hero, Inc. 4.500% - 4.750% (LIBOR03M + 3.750%) due 01/31/2028 ~	349	350
U.S. Renal Care, Inc.
5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	1,657	1,667
5.604% (LIBOR03M + 5.500%) due 06/26/2026 ~	225	226
Ultimate Software Group, Inc. 4.000% (LIBOR03M + 3.250%) due 05/04/2026 ~	1,985	1,989
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,342	2,342
USS Ultimate Holdings, Inc. 4.750% (LIBOR03M + 3.750%) due 08/25/2024 ~	3,478	3,493
Verifone Systems, Inc. 4.147% (LIBOR03M + 4.000%) due 08/20/2025 ~	220	217
Verscend Holding Corp. 4.104% (LIBOR03M + 4.000%) due 08/27/2025 ~	1,587	1,593
Vertical U.S. Newco, Inc. 4.478% due 07/30/2027	1,144	1,148
Victoria's Secret & Co. TBD% due 06/30/2028	1,725	1,708
Voyage Australia Pty. Ltd. TBD% due 06/16/2028	1,000	1,002
Weber-Stephen Products LLC 4.000% (LIBOR03M + 3.250%) due 10/30/2027 ~	1,488	1,492
Welbilt, Inc. 2.604% (LIBOR03M + 2.500%) due 10/23/2025 ~	1,615	1,605
Wheel Pros LLC 5.250% (LIBOR03M + 4.500%) due 04/23/2028 ~	475	477
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~	1,777	1,781
WOOF Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 12/21/2027 ~	1,100	1,101

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~	1,899	1,880

Total Loan Participations and Assignments (Cost $178,348)		181,712

CORPORATE BONDS & NOTES 25.5%
BANKING & FINANCE 4.5%
Allied Universal Holdco LLC
4.625% due 06/01/2028	700	702
6.000% due 06/01/2029	200	203
CIT Group, Inc. 6.125% due 03/09/2028	800	979
Ford Motor Credit Co. LLC 3.664% due 09/08/2024	800	841
Freedom Mortgage Corp.
6.625% due 01/15/2027 (a)	3,100	3,126
7.625% due 05/01/2026	350	365
HAT Holdings LLC 3.375% due 06/15/2026	1,675	1,690
Midcap Financial Issuer Trust 5.625% due 01/15/2030	100	100
OneMain Finance Corp.
3.500% due 01/15/2027	1,775	1,791
6.125% due 03/15/2024	1,600	1,724
Park Intermediate Holdings LLC 4.875% due 05/15/2029	400	414
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	800	772
RLJ Lodging Trust LP 3.750% due 07/01/2026	100	101
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)	300	300

		13,108

INDUSTRIALS 17.8%
Ahead DB Holdings LLC 6.625% due 05/01/2028	600	623
Ambience Merger Sub, Inc. 4.875% due 07/15/2028 (a)	100	101
American Airlines Pass-Through Trust 3.375% due 11/01/2028	140	140
American Airlines, Inc. 5.500% due 04/20/2026	1,575	1,669
Ascent Resources Utica Holdings LLC 8.250% due 12/31/2028	200	220
Bausch Health Americas, Inc. 9.250% due 04/01/2026	600	653
Bausch Health Cos., Inc. 4.875% due 06/01/2028	200	205
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	1,550	1,589
Bombardier, Inc.
7.125% due 06/15/2026	300	314
7.500% due 03/15/2025	1,100	1,134
CCO Holdings LLC 4.500% due 06/01/2033	1,200	1,229
Cheniere Energy, Inc. 4.625% due 10/15/2028	700	739
Chesapeake Energy Corp. 5.500% due 02/01/2026	850	899
Cinemark USA, Inc. 5.875% due 03/15/2026	250	262
Clarivate Science Holdings Corp. 3.875% due 06/30/2028	175	177
Community Health Systems, Inc. 6.125% due 04/01/2030	2,175	2,210
Comstock Resources, Inc.
5.875% due 01/15/2030	100	102
6.750% due 03/01/2029	600	640
CSC Holdings LLC 4.500% due 11/15/2031	1,050	1,058
Delta Air Lines, Inc. 7.375% due 01/15/2026	300	352
Elastic NV 4.125% due 07/15/2029 (a)	200	200
EQM Midstream Partners LP
4.500% due 01/15/2029	100	102
4.750% due 01/15/2031	700	722
Garda World Security Corp. 6.000% due 06/01/2029	575	571
Global Infrastructure Solutions, Inc. 5.625% due 06/01/2029	800	831

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

GYP Holdings Corp. 4.625% due 05/01/2029	400	403
Harvest Midstream LP 7.500% due 09/01/2028	1,100	1,197
Helios Software Holdings, Inc. 4.625% due 05/01/2028	3,050	2,995
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029	400	410
Imola Merger Corp. 4.750% due 05/15/2029	500	515
Indigo Natural Resources LLC 5.375% due 02/01/2029	1,500	1,569
Madison IAQ LLC 4.125% due 06/30/2028	400	405
Mohegan Gaming & Entertainment 8.000% due 02/01/2026	1,200	1,255
NCR Corp. 5.125% due 04/15/2029	1,600	1,652
Occidental Petroleum Corp. 5.550% due 03/15/2026	2,300	2,548
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	3,300	3,577
Rattler Midstream LP 5.625% due 07/15/2025	200	211
Scientific Games International, Inc. 8.625% due 07/01/2025	1,100	1,206
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	1,400	1,411
Square, Inc.
2.750% due 06/01/2026	300	306
3.500% due 06/01/2031	200	202
SRS Distribution, Inc. 4.625% due 07/01/2028	100	102
Staples, Inc. 7.500% due 04/15/2026	1,475	1,530
Studio City Finance Ltd. 5.000% due 01/15/2029	200	202
Suburban Propane Partners LP 5.000% due 06/01/2031	400	410
Summer BC Bidco B LLC 5.500% due 10/31/2026 (a)	200	204
Switch Ltd. 4.125% due 06/15/2029	400	411
Triumph Group, Inc. 6.250% due 09/15/2024	2,800	2,853
United Airlines, Inc.
4.375% due 04/15/2026	1,550	1,606
4.625% due 04/15/2029	200	207
Univision Communications, Inc. 4.500% due 05/01/2029	1,300	1,313
USA Compression Partners LP 6.875% due 09/01/2027	900	963
Victoria's Secret & Co. 4.625% due 07/15/2029 (a)	300	300
Victors Merger Corp. 6.375% due 05/15/2029	1,075	1,084
Vine Energy Holdings LLC 6.750% due 04/15/2029	2,850	3,003
Western Midstream Operating LP 4.350% due 02/01/2025	500	529
Wynn Macau Ltd. 5.500% due 01/15/2026	500	525

		51,846

UTILITIES 3.2%
Antero Midstream Partners LP 5.375% due 06/15/2029	150	157
Blue Racer Midstream LLC 7.625% due 12/15/2025	900	977
Crestwood Midstream Partners LP 6.000% due 02/01/2029	100	105
CrownRock LP
5.000% due 05/01/2029	200	210
5.625% due 10/15/2025	1,800	1,868
Endeavor Energy Resources LP 5.750% due 01/30/2028	900	961
Genesis Energy LP 8.000% due 01/15/2027	200	210
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029 (a)	1,850	1,878
Tallgrass Energy Partners LP
6.000% due 12/31/2030	1,000	1,042
7.500% due 10/01/2025	200	220
Targa Resources Partners LP
4.000% due 01/15/2032	400	412

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

4.875% due 02/01/2031	1,150	1,246

		9,286

Total Corporate Bonds & Notes (Cost $73,176)		74,240

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(b)(e)	52,605	76

Total Common Stocks (Cost $93)		76

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	252	30

Total Warrants (Cost $33)		30

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.020% due 08/10/2021 (c)(d)	$261	261

Total Short-Term Instruments (Cost $261)		261

Total Investments in Securities (Cost $251,911)		256,319

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short-Term Floating NAV Portfolio III	5,414,167	53,389

Total Short-Term Instruments (Cost $53,388)		53,389

Total Investments in Affiliates (Cost $53,388)		53,389

Total Investments 106.2% (Cost $305,299)		$309,708
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $2,606)		180
Other Assets and Liabilities, net (6.3)%		(18,350)

Net Assets 100.0%		$291,538

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Stearns Holdings LLC 'B'	03/15/2021	$93	$76	0.03%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$26,200	$2,606	$113	$2,719	$14	$0

Total Swap Agreements	$2,606	$113	$2,719	$14	$0

Cash of $2,430 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

JPM	07/2021	$3,645	EUR	3,008	$0	$(79)
SCX	07/2021	EUR	6,489	$7,938	244	0
08/2021	3,481	4,131	1	0

Total Forward Foreign Currency Contracts	$245	$(79)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$3,292	$166,192	$12,228	$181,712
Corporate Bonds & Notes
Banking & Finance	0	13,108	0	13,108
Industrials	500	51,346	0	51,846

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2021 (Unaudited)

Utilities	0	9,286	0	9,286
Common Stocks
Financials	0	0	76	76
Warrants
Financials	0	0	30	30
Short-Term Instruments
U.S. Treasury Bills	0	261	0	261

$3,792	$240,193	$12,334	$256,319
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,389	$0	$0	$53,389

Total Investments	$57,181	$240,193	$12,334	$309,708

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	245	0	245

$0	$259	$0	$259
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(79)	$0	$(79)

Total Financial Derivative Instruments	$0	$180	$0	$180

Totals	$57,181	$240,373	$12,334	$309,888

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,364	$6,756	$(986)	$1	$(2)	$95	$0	$0	$12,228	$93
Common Stocks
Financials	234	0	(156)	0	0	(2)	0	0	76	(158)
Warrants
Financials	0	33	0	0	0	(3)	0	0	30	(3)

Totals	$6,598	$6,789	$(1,142)	$1	$(2)	$90	$0	$0	$12,334	$(68)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$12,228	Third Party Vendor	Broker Quote	99.000 - 100.000	99.738
Common Stocks
Financials	76	Other Valuation Techniques(2)	—	—	—
Warrants
Financials	30	Other Valuation Techniques(2)	—	—	—

Total	$12,334

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.6% ¤
CORPORATE BONDS & NOTES 42.0%
BANKING & FINANCE 28.2%
American Express Co. 0.775% (US0003M + 0.620%) due 05/20/2022 ~		$900	$904
Asian Development Bank
1.875% due 08/10/2022		800	815
4.700% due 03/12/2024	MXN	41,000	2,060
6.000% due 02/05/2026	BRL	11,000	2,097
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	483
Banco Santander Chile 2.700% due 01/10/2025		$2,400	2,508
Bank of America Corp.
0.981% due 09/25/2025 •		1,700	1,700
1.486% due 05/19/2024 •		2,100	2,137
Bank of Nova Scotia 2.375% due 01/18/2023		2,700	2,785
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,080
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$700	705
2.852% due 05/07/2026 •		900	951
4.610% due 02/15/2023 •		800	821
BNP Paribas S.A. 3.500% due 03/01/2023		1,000	1,049
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		2,700	2,685
Citigroup, Inc.
0.776% due 10/30/2024 •		1,700	1,705
1.678% due 05/15/2024 •		2,300	2,349
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,371
1.106% due 02/24/2027 •		1,400	1,381
CPI Property Group S.A. 2.750% due 05/12/2026	EUR	1,000	1,292
Credit Agricole S.A. 1.196% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,926
Credit Suisse Group AG 3.574% due 01/09/2023		800	813
Digital Dutch Finco BV 0.625% due 07/15/2025	EUR	2,000	2,419
Equinix, Inc.
1.000% due 09/15/2025		$3,000	2,982
1.550% due 03/15/2028		1,300	1,278
Equitable Holdings, Inc. 3.900% due 04/20/2023		780	825
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,893
Federal Realty Investment Trust 1.250% due 02/15/2026		2,100	2,087
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,309
Hana Bank 3.375% due 01/30/2022		2,100	2,135
HAT Holdings LLC 3.375% due 06/15/2026		1,700	1,715
Host Hotels & Resorts LP 3.375% due 12/15/2029		1,700	1,785
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,700	1,761
Hyundai Capital Services, Inc. 1.250% due 02/08/2026		1,800	1,774
ING Groep NV 1.400% due 07/01/2026 •		3,100	3,110
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	2,800	2,322
5.310% due 02/05/2026	ZAR	26,000	1,742
International Finance Corp. 8.000% due 10/09/2023	IDR	29,000,000	2,131
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,433
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$400	398
0.653% due 09/16/2024 •		2,800	2,803

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Kilroy Realty LP 3.800% due 01/15/2023		1,800	1,874
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,500
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,800	1,831
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,999
Mizuho Financial Group, Inc.
0.921% (US0003M + 0.790%) due 03/05/2023 ~		1,000	1,010
1.444% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	839
3.922% due 09/11/2024 •		$900	965
Morgan Stanley 0.864% due 10/21/2025 •		3,100	3,100
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	359
3.450% due 12/04/2023		$1,500	1,611
3.625% due 06/20/2023		1,500	1,593
Natwest Group PLC 2.359% due 05/22/2024 •		2,300	2,371
NongHyup Bank 1.250% due 07/20/2025		2,800	2,803
NTT Finance Corp. 1.900% due 07/21/2021		500	500
ORIX Corp. 4.050% due 01/16/2024		900	975
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,905
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,500	3,674
Reliance Standard Life Global Funding 2.625% due 07/22/2022		900	922
Royal Bank of Canada 3.350% due 10/22/2021		2,300	2,322
SBA Communications Corp. 4.875% due 09/01/2024		400	408
Shinhan Bank Co. Ltd.
0.250% due 10/16/2024	EUR	1,000	1,198
1.375% due 10/21/2026		$500	501
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		2,800	2,799
Shriram Transport Finance Co. Ltd. 4.400% due 03/13/2024		1,700	1,708
SL Green Operating Partnership LP
1.136% (US0003M + 0.980%) due 08/16/2021 ~		600	600
3.250% due 10/15/2022		900	927
Standard Chartered PLC 1.214% due 03/23/2025 •		2,500	2,512
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		1,700	1,694
0.934% due 10/11/2024	EUR	900	1,103
Svenska Handelsbanken AB 3.900% due 11/20/2023		$900	975
Swedbank AB 0.250% due 11/07/2022	EUR	400	479
UBS AG 7.625% due 08/17/2022 (f)		$1,900	2,044
Unibail-Rodamco-Westfield SE 1.000% due 03/14/2025	EUR	300	371
UniCredit SpA
4.086% (US0003M + 3.900%) due 01/14/2022 ~		$600	611
7.830% due 12/04/2023		1,200	1,391
Wells Fargo & Co. 0.805% due 05/19/2025 •		3,000	2,995

			129,988

INDUSTRIALS 6.7%
Apple, Inc. 2.850% due 02/23/2023		1,200	1,247
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,700	2,034
CVS Health Corp. 3.700% due 03/09/2023		$273	287
Danone S.A.
2.589% due 11/02/2023		600	626
2.947% due 11/02/2026		872	935
Discovery Communications LLC 2.950% due 03/20/2023		1,300	1,353
ERAC USA Finance LLC 2.600% due 12/01/2021		300	302
IHS Markit Ltd. 5.000% due 11/01/2022		1,000	1,049
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,000	1,041

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Kia Corp. 1.000% due 04/16/2024		2,000	2,012
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	511
Local Initiatives Support Corp. 3.005% due 03/01/2022		700	708
MercadoLibre, Inc. 2.375% due 01/14/2026		1,400	1,411
Micron Technology, Inc. 4.640% due 02/06/2024		900	987
Microsoft Corp. 2.700% due 02/12/2025		1,000	1,072
PayPal Holdings, Inc. 2.200% due 09/26/2022		1,900	1,946
RELX Capital, Inc. 3.500% due 03/16/2023		2,400	2,518
Renewable Energy Group, Inc. 5.875% due 06/01/2028		1,400	1,472
Ryder System, Inc. 2.875% due 06/01/2022		1,200	1,226
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,658
Weir Group PLC 2.200% due 05/13/2026		$4,000	4,020
Wipro IT Services LLC 1.500% due 06/23/2026		2,300	2,296

			30,711

UTILITIES 7.1%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		2,300	2,552
AES Corp. 1.375% due 01/15/2026		2,100	2,080
Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,355
3.200% due 04/15/2025		1,200	1,290
Azure Power Energy Ltd. 5.500% due 11/03/2022		1,000	1,016
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		900	957
British Telecommunications PLC 4.500% due 12/04/2023		2,000	2,179
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		2,000	2,051
Electricite de France S.A. 3.625% due 10/13/2025		500	550
Enel Finance International NV 2.650% due 09/10/2024		2,100	2,209
Eversource Energy
0.800% due 08/15/2025		2,400	2,376
2.750% due 03/15/2022		1,600	1,624
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		1,600	1,649
5.950% due 07/29/2026		1,400	1,511
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		2,200	2,241
India Green Energy Holdings 5.375% due 04/29/2024		500	524
India Green Power Holdings 4.000% due 02/22/2027		2,700	2,716
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		900	930
Southern Power Co. 0.900% due 01/15/2026		2,000	1,964

			32,774

Total Corporate Bonds & Notes (Cost $189,883)			193,473

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 1.8%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	3,118
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	1,001
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023		1,000	1,013
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021		1,500	1,508
1.949% due 11/01/2022		695	710

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

1.982% due 11/01/2023	740	765

		8,115

CONNECTICUT 0.3%
Connecticut State General Obligation Notes, Series 2020 2.500% due 07/01/2022	1,300	1,330

NEW YORK 0.3%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024	100	99
0.823% due 05/01/2025	225	223
0.923% due 11/01/2025	250	248
1.023% due 05/01/2026	650	642
1.123% due 11/01/2026	250	246

		1,458

Total Municipal Bonds & Notes (Cost $10,721)		10,903

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
0.442% due 09/25/2042 •	37	38
0.700% due 07/30/2025	8,200	8,168
1.000% due 01/25/2043	7	7
1.328% due 07/01/2042 •	9	9
1.377% due 09/01/2041 •	23	24
1.725% due 05/01/2035 •	3	3
1.815% due 11/01/2034 •	3	3
1.898% due 11/01/2035 •	4	4
2.173% due 11/01/2035 •	8	8
2.203% due 07/01/2035 •	1	1
2.588% due 08/01/2035 •	28	30
3.262% due 08/01/2029 •	6	6
3.500% due 02/25/2043 (a)	577	41
5.000% due 01/25/2040 - 07/25/2040	158	180
5.115% due 12/25/2042 ~	4	4
5.750% due 10/25/2035	7	8
5.954% due 02/01/2031 •	3	3
7.500% due 07/25/2022	0	1
Freddie Mac
0.510% due 12/15/2042 •	693	700
0.650% due 10/22/2025 - 10/27/2025	8,200	8,159
0.680% due 08/06/2025	8,200	8,166
0.783% due 10/15/2037 •	38	39
0.800% due 10/28/2026	1,700	1,691
0.826% due 02/25/2031	3,830	3,689
1.257% due 09/25/2030 ~(a)	13,993	1,260
1.328% due 02/25/2045 •	18	18
2.000% due 11/15/2026	216	220
2.144% due 06/01/2035 •	19	20
2.289% due 07/01/2035 •	4	4
2.535% due 08/01/2035 •	17	18
2.700% due 08/01/2023	3,600	3,635
2.875% due 04/25/2026	1,900	2,054
2.939% due 04/25/2029	1,900	2,100
4.000% due 06/01/2048	686	739
5.000% due 10/01/2033	4	4
6.500% due 07/25/2043	45	55
9.563% due 08/15/2044 •	206	262
Ginnie Mae
0.386% due 10/20/2043 •	472	471
0.557% due 04/20/2065 •	128	129
0.567% due 02/20/2067 •	527	529
0.570% due 06/20/2065 •	224	225
0.607% due 07/20/2067 •	1,042	1,048
0.687% due 05/20/2066 •	202	203
0.707% due 04/20/2065 •	166	167
0.737% due 03/20/2065 •	816	825
0.757% due 11/20/2065 •	386	387
0.827% due 02/20/2066 •	388	391
0.877% due 10/20/2066 •	691	703
1.031% due 06/20/2067 •	898	912
2.000% due 02/20/2032 •	5	5
2.875% due 06/20/2027 - 05/20/2030 •	13	14
3.500% due 05/20/2049 - 08/20/2049	2,779	3,001
4.000% due 06/20/2048	1,176	1,271
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	2,691	2,795
4.000% due 08/01/2047 - 08/01/2048	1,255	1,350
5.500% due 01/01/2025 - 02/01/2028	80	83
6.000% due 05/01/2037	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036 - 08/01/2051	29,000	29,782

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

3.000% due 09/01/2051		600	625

Total U.S. Government Agencies (Cost $85,989)			86,288

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •		3	3
Banc of America Funding Trust 2.852% due 05/25/2035 ~		94	95
Banc of America Mortgage Trust
3.062% due 08/25/2034 ~		47	49
3.679% due 03/25/2033 ~		130	129
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		1,200	1,308
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~		5	5
Bear Stearns ALT-A Trust
2.624% due 05/25/2035 ~		28	29
3.008% due 09/25/2035 ^~		8	6
Beast Mortgage Trust 1.300% due 03/15/2036 •		1,500	1,506
Citigroup Mortgage Loan Trust
0.162% due 01/25/2037 •		36	33
2.470% due 05/25/2035 •		3	3
2.530% due 10/25/2035 •		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•		38	39
2.665% due 02/20/2035 ~		7	7
2.800% due 11/25/2034 ~		16	16
DROP Mortgage Trust 1.220% due 04/15/2026 •		1,800	1,810
Eurosail PLC 1.034% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	853	1,188
Extended Stay America Trust 1.155% due 07/15/2038 •(b)		$2,300	2,312
First Horizon Alternative Mortgage Securities Trust 2.294% due 01/25/2035 ~		92	94
FirstMac Mortgage Funding Trust
1.060% due 03/08/2049 •	AUD	206	156
1.310% due 03/08/2049 •		800	606
GCCFC Commercial Mortgage Trust 0.873% due 02/15/2038 •		$1,700	1,703
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	1,748	2,431
GMAC Mortgage Corp. Loan Trust 3.631% due 11/19/2035 ~		$5	5
Great Hall Mortgages PLC 0.255% due 06/18/2039 •		97	95
GSR Mortgage Loan Trust
2.118% due 06/25/2034 ~		9	9
2.848% due 11/25/2035 ~		33	32
2.924% due 09/25/2035 ~		27	28
JP Morgan Chase Commercial Mortgage Securities Trust 0.873% due 04/15/2038 •		2,268	2,274
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		24	17
One New York Plaza Trust 1.023% due 01/15/2026 •		2,200	2,217
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.652% due 12/25/2035 •		33	33
Prime Mortgage Trust 0.492% due 02/25/2034 •		1	1
RBSSP Resecuritization Trust 2.254% due 12/25/2035 ~		28	28
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	1,058	1,479
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 01/25/2035 ^•		$31	29
2.537% due 02/25/2034 ~		21	21
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		48	20
0.593% due 07/19/2035 •		11	11
0.652% due 02/25/2036 ^•		16	15
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	2,070	2,874
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		646	899
VASA Trust 0.973% due 07/15/2039 •		$2,600	2,605
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		9	9
0.672% due 10/25/2045 •		55	55
0.832% due 11/25/2034 •		32	31

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

1.516% due 06/25/2042 •		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $25,870)			26,324

ASSET-BACKED SECURITIES 1.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.202% due 03/25/2035 •		1,300	1,304
Bear Stearns Asset-Backed Securities Trust 1.092% due 10/25/2037 •		36	36
Countrywide Asset-Backed Certificates 0.512% due 01/25/2045 •		198	197
Countrywide Asset-Backed Certificates Trust, Inc. 0.832% due 12/25/2034 •		1,161	1,142
Edsouth Indenture LLC 1.242% due 09/25/2040 •		43	43
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048 «		2,400	2,386
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		1,127	1,139
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		15	15
Morgan Stanley ABS Capital, Inc. Trust 0.192% due 07/25/2036 •		9	5
NovaStar Mortgage Funding Trust 0.412% due 05/25/2036 •		204	201
Securitized Asset-Backed Receivables LLC Trust 0.152% due 12/25/2036 ^•		44	15
SLC Student Loan Trust 0.229% due 03/15/2027 •		87	87
SLM Student Loan Trust
0.266% due 01/26/2026 •		37	37
0.296% due 01/25/2027 •		114	114
0.326% due 10/25/2029 •		272	271
Structured Asset Investment Loan Trust
0.797% due 03/25/2034 •		76	74
1.067% due 10/25/2033 •		11	11

Total Asset-Backed Securities (Cost $6,815)			7,078

SOVEREIGN ISSUES 3.7%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	842
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,899
Kenya Government International Bond 2.000% due 06/19/2024		1,200	1,251
Korea Development Bank
0.500% due 10/27/2023		2,100	2,097
4.800% due 06/10/2023	IDR	35,000,000	2,401
Mexico Government International Bond 1.350% due 09/18/2027	EUR	1,700	2,092
Nederlandse Waterschapsbank NV 2.125% due 11/15/2021		$2,100	2,116
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		900	936
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	815
2.450% due 03/01/2023		3,000	2,501

Total Sovereign Issues (Cost $16,493)			16,950

SHORT-TERM INSTRUMENTS 31.5%
SHORT-TERM NOTES 1.0%
Federal Home Loan Bank
0.005% due 08/20/2021 (d)(e)		$500	500
0.008% due 08/27/2021 (d)(e)		2,000	2,000
0.030% due 09/17/2021 (d)(e)		2,000	2,000

			4,500

ISRAEL TREASURY BILLS 0.7%
0.004% due 04/06/2022 (c)(d)	ILS	11,000	3,374

U.S. TREASURY BILLS 26.0%
0.038% due 07/13/2021 - 11/26/2021 (b)(c)(d)		$119,500	119,490

U.S. TREASURY CASH MANAGEMENT BILLS 3.8%
0.019% due 09/07/2021 - 10/05/2021 (c)(d)		17,500	17,498

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $144,844)	144,862

Total Investments in Securities (Cost $480,615)	485,878

Total Investments 105.6% (Cost $480,615)	$485,878
Financial Derivative Instruments (g)(h) 0.2%(Cost or Premiums, net $157)	811
Other Assets and Liabilities, net (5.7)%	(26,444)

Net Assets 100.0%	$460,245

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2051	$26,100	$(27,923)	$(27,817)

Total Short Sales (6.0)%	$(27,923)	$(27,817)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	800	$176,256	$(288)	$19	$0
U.S. Treasury 5-Year Note September Futures	09/2021	20	2,469	(14)	1	0

$(302)	$20	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	167	$(22,128)	$(106)	$0	$(39)
U.S. Treasury 30-Year Bond September Futures	09/2021	46	(7,395)	(224)	0	(30)
United Kingdom Long Gilt September Futures	09/2021	33	(5,848)	(61)	0	(7)

$(391)	$0	$(76)

Total Futures Contracts	$(693)	$20	$(76)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	1,800	$106	$(56)	$50	$0	$0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,270,000	40	4	44	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	20,000	(1)	(2)	(3)	0	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	10,000	1	1	2	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	99,000	0	(73)	(73)	1	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	40,000	(1)	(49)	(50)	1	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051	31,000	(1)	(2)	(3)	1	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	23,000	13	(4)	9	0	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051	176,000	0	(25)	(25)	4	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	21,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051	11,000	0	(2)	(2)	0	0

Total Swap Agreements	$157	$(212)	$(55)	$7	$0

Cash of $1,450 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	EUR	15,266	$18,544	$426	$0
09/2021	IDR	67,553,173	4,687	90	0
BPS	11/2021	MXN	40,922	2,027	8	0
CBK	07/2021	AUD	3,763	2,911	88	0
09/2021	ZAR	14,120	1,030	51	0
04/2022	ILS	11,000	3,368	0	(22)
GLM	07/2021	BRL	10,702	2,140	0	(12)
07/2021	GBP	6,823	9,646	208	0
07/2021	$1,255	AUD	1,625	0	(36)
07/2021	2,125	BRL	10,702	27	0
08/2021	BRL	10,702	$2,118	0	(26)
09/2021	ZAR	8,572	623	28	0
HUS	07/2021	$9,443	GBP	6,823	0	(5)
08/2021	GBP	6,823	$9,444	5	0
JPM	08/2021	JPY	16,400	150	2	0
MYI	09/2021	ZAR	3,571	256	8	0
SSB	07/2021	BRL	10,702	2,017	0	(135)
TOR	07/2021	CAD	7,106	5,881	149	0
08/2021	7,106	5,738	6	0

Total Forward Foreign Currency Contracts	$1,096	$(236)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$129,988	$0	$129,988
Industrials	0	30,711	0	30,711
Utilities	0	32,774	0	32,774
Municipal Bonds & Notes
California	0	8,115	0	8,115
Connecticut	0	1,330	0	1,330
New York	0	1,458	0	1,458
U.S. Government Agencies	0	86,288	0	86,288
Non-Agency Mortgage-Backed Securities	0	26,324	0	26,324
Asset-Backed Securities	0	4,692	2,386	7,078
Sovereign Issues	0	16,950	0	16,950
Short-Term Instruments
Short-Term Notes	0	4,500	0	4,500
Israel Treasury Bills	0	3,374	0	3,374
U.S. Treasury Bills	0	119,490	0	119,490
U.S. Treasury Cash Management Bills	0	17,498	0	17,498

Total Investments	$0	$483,492	$2,386	$485,878

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,817)	$0	$(27,817)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	27	0	27
Over the counter	0	1,096	0	1,096

$0	$1,123	$0	$1,123
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(69)	0	(76)
Over the counter	0	(236)	0	(236)

$(7)	$(305)	$0	$(312)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Total Financial Derivative Instruments	$(7)	$818	$0	$811

Totals	$(7)	$456,493	$2,386	$458,872

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.1% ¤
CORPORATE BONDS & NOTES 25.2%
BANKING & FINANCE 13.3%
AIB Group PLC 4.750% due 10/12/2023		$500	$543
Ambac LSNI LLC 6.000% due 02/12/2023 •		905	906
American Tower Corp. 3.375% due 05/15/2024		500	535
Aviation Capital Group LLC 0.856% (US0003M + 0.670%) due 07/30/2021 ~		500	500
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		20,600	20,680
Bank of America Corp.
0.810% due 10/24/2024 •		20,700	20,792
1.486% due 05/19/2024 •		25,300	25,746
2.881% due 04/24/2023 •		11,550	11,788
3.550% due 03/05/2024 •		5,100	5,360
Barclays Bank PLC 7.625% due 11/21/2022 (g)		1,683	1,836
Barclays PLC
1.586% (US0003M + 1.430%) due 02/15/2023 ~		29,500	29,719
1.813% (US0003M + 1.625%) due 01/10/2023 ~		5,000	5,038
3.684% due 01/10/2023		3,500	3,560
4.610% due 02/15/2023 •		500	513
BPCE S.A. 4.000% due 09/12/2023		350	376
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~		21,300	21,384
Camden Property Trust 3.500% due 09/15/2024		200	215
CC Holdings GS LLC 3.849% due 04/15/2023		5,035	5,333
Citigroup, Inc.
0.776% due 10/30/2024 •		20,800	20,859
0.871% (US0003M + 0.690%) due 10/27/2022 ~		25,400	25,584
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		24,300	24,011
1.106% due 02/24/2027 •		4,300	4,242
Credit Agricole S.A. 1.907% due 06/16/2026 •		17,200	17,545
Credit Suisse AG 6.500% due 08/08/2023 (g)		800	886
Credit Suisse Group AG 4.550% due 04/17/2026		7,000	7,933
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		8,095	8,426
Danske Bank A/S 5.000% due 01/12/2022		20,700	21,182
Deutsche Bank AG
3.300% due 11/16/2022		28,400	29,431
3.950% due 02/27/2023		600	630
4.250% due 10/14/2021		32,100	32,449
5.000% due 02/14/2022		21,000	21,577
Equinix, Inc. 2.625% due 11/18/2024		7,800	8,210
Federal Realty Investment Trust 3.950% due 01/15/2024		19,100	20,493
Ford Credit Canada Co.
2.766% due 06/22/2022 (h)	CAD	2,000	1,629
3.465% (CDOR03 + 3.030%) due 01/10/2022 ~(h)		10,000	8,116
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$9,750	9,717
3.087% due 01/09/2023		7,000	7,149
3.096% due 05/04/2023		20,100	20,527
3.339% due 03/28/2022		6,300	6,411
3.350% due 11/01/2022		5,800	5,952
3.550% due 10/07/2022		16,300	16,758
3.813% due 10/12/2021		5,820	5,871
4.250% due 09/20/2022		2,082	2,155
5.596% due 01/07/2022		11,148	11,391
General Motors Financial Co., Inc.
1.235% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	21,047

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

1.275% (US0003M + 1.100%) due 11/06/2021 ~		500	502
1.736% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,114
3.550% due 07/08/2022		1,200	1,239
5.200% due 03/20/2023		7,300	7,863
Goldman Sachs Group, Inc.
0.900% (US0003M + 0.750%) due 02/23/2023 ~		7,000	7,065
1.326% (US0003M + 1.170%) due 05/15/2026 ~		200	205
1.735% (US0003M + 1.600%) due 11/29/2023 ~		17,700	18,268
HAT Holdings LLC 6.000% due 04/15/2025		4,000	4,228
ING Groep NV 1.146% (US0003M + 1.000%) due 10/02/2023 ~		7,700	7,832
JPMorgan Chase & Co.
0.653% due 09/16/2024 •		8,000	8,008
0.697% due 03/16/2024 •		22,260	22,334
1.063% (US0003M + 0.890%) due 07/23/2024 ~		12,200	12,373
3.125% due 01/23/2025		1,800	1,932
3.797% due 07/23/2024 •		1,900	2,025
Kilroy Realty LP 3.800% due 01/15/2023		200	208
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,100	1,119
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,000	25,360
Metropolitan Life Global Funding 0.950% due 07/02/2025		$20,500	20,489
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		600	610
Mitsubishi UFJ Financial Group, Inc. 0.871% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,792
Mizuho Financial Group, Inc.
0.849% due 09/08/2024 •		5,700	5,731
0.921% (US0003M + 0.790%) due 03/05/2023 ~		12,500	12,619
1.444% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	21,977
Morgan Stanley
0.864% due 10/21/2025 •		$1,190	1,190
1.576% (US0003M + 1.400%) due 10/24/2023 ~		2,000	2,033
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		26,100	26,379
2.359% due 05/22/2024 •		10,800	11,133
2.500% due 03/22/2023	EUR	1,300	1,611
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~		$12,973	12,980
0.836% due 09/28/2022 •		1,900	1,903
0.838% (US0003M + 0.650%) due 07/13/2022 ~		5,950	5,962
1.050% due 03/08/2024		15,600	15,512
1.900% due 09/14/2021		1,100	1,103
2.650% due 07/13/2022		800	813
NTT Finance Corp. 0.373% due 03/03/2023		21,300	21,311
OneMain Finance Corp. 6.125% due 05/15/2022		12,075	12,576
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,316
3.450% due 06/02/2025		8,250	8,870
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~		7,600	7,602
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,400	1,401
3.000% due 07/15/2022		1,100	1,125
Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,488
1.319% due 10/14/2023 •		19,900	20,096
1.338% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,308
2.744% due 09/10/2022 •		3,000	3,013
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		23,100	23,344
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		13,100	13,186
Temasek Financial Ltd. 2.375% due 01/23/2023		4,500	4,637
U.S. Bancorp 1.450% due 05/12/2025		2,500	2,558
UBS AG
5.125% due 05/15/2024 (g)		6,500	7,180
7.625% due 08/17/2022 (g)		2,800	3,013
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		20,100	20,280
2.859% due 08/15/2023 •		20,200	20,734
3.491% due 05/23/2023		19,300	19,827
4.125% due 09/24/2025		7,700	8,596
UniCredit SpA
4.086% (US0003M + 3.900%) due 01/14/2022 ~		20,450	20,821
7.830% due 12/04/2023		49,200	57,036
Wells Fargo & Co.
1.654% due 06/02/2024 •		23,400	23,907

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

2.509% due 10/27/2023 (h)	CAD	12,300	10,239

			1,163,981

INDUSTRIALS 8.8%
7-Eleven, Inc.
0.612% (US0003M + 0.450%) due 08/10/2022 ~		$21,300	21,310
0.625% due 02/10/2023		13,200	13,209
0.800% due 02/10/2024		21,300	21,255
AbbVie, Inc. 3.200% due 11/06/2022		3,200	3,306
Anthem, Inc.
0.450% due 03/15/2023		28,000	28,035
2.375% due 01/15/2025		2,650	2,776
3.350% due 12/01/2024		4,800	5,182
Barry Callebaut Services NV 5.500% due 06/15/2023		2,600	2,827
Bayer U.S. Finance LLC 1.129% (US0003M + 1.010%) due 12/15/2023 ~		3,800	3,856
Berry Global, Inc. 1.570% due 01/15/2026		1,900	1,903
BMW Finance NV 2.250% due 08/12/2022		28,900	29,526
BMW U.S. Capital LLC
0.800% due 04/01/2024		2,700	2,713
3.450% due 04/12/2023		1,000	1,051
Boeing Co.
1.167% due 02/04/2023		27,600	27,717
1.950% due 02/01/2024		22,500	23,052
Broadcom, Inc.
3.459% due 09/15/2026		5,004	5,453
3.469% due 04/15/2034		5,400	5,717
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~		16,800	16,804
Charter Communications Operating LLC 4.464% due 07/23/2022		27,700	28,681
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024		3,900	4,469
Chevron Corp. 1.554% due 05/11/2025		5,400	5,535
Cigna Corp. 1.074% (US0003M + 0.890%) due 07/15/2023 ~		2,300	2,332
Citrix Systems, Inc. 1.250% due 03/01/2026		1,300	1,285
CommonSpirit Health 1.547% due 10/01/2025		15,500	15,641
CRH America, Inc. 3.875% due 05/18/2025		2,775	3,043
DAE Funding LLC
1.625% due 02/15/2024		4,300	4,370
4.500% due 08/01/2022		1,700	1,708
Daimler Finance North America LLC
0.750% due 03/01/2024		16,700	16,741
1.030% (US0003M + 0.880%) due 02/22/2022 ~		13,000	13,066
2.550% due 08/15/2022		25,100	25,697
3.875% due 09/15/2021		4,800	4,835
Danone S.A. 2.947% due 11/02/2026		6,251	6,704
Dell International LLC 5.450% due 06/15/2023		500	543
Enbridge, Inc.
0.435% (SOFRRATE + 0.400%) due 02/17/2023 ~		900	902
0.655% (US0003M + 0.500%) due 02/18/2022 ~		5,300	5,314
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~		400	400
ERAC USA Finance LLC 2.600% due 12/01/2021		700	705
Expedia Group, Inc. 3.600% due 12/15/2023		11,050	11,753
Fidelity National Information Services, Inc.
0.375% due 03/01/2023		6,400	6,394
0.600% due 03/01/2024		12,000	11,990
GATX Corp.
0.896% (US0003M + 0.720%) due 11/05/2021 ~		21,200	21,241
4.750% due 06/15/2022		400	416
General Mills, Inc. 6.410% due 10/15/2022		20,600	22,077
General Motors Co. 5.400% due 10/02/2023 (h)		15,600	17,187
Global Payments, Inc. 1.200% due 03/01/2026		3,300	3,271
Hasbro, Inc.
2.600% due 11/19/2022		1,400	1,441
3.550% due 11/19/2026		5,800	6,361
Heathrow Funding Ltd. 4.875% due 07/15/2023		2,405	2,409

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		2,500	2,501
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		4,800	4,818
Hyundai Capital America
0.800% due 04/03/2023		20,000	20,005
0.800% due 01/08/2024		1,500	1,494
1.150% due 11/10/2022		24,800	24,976
IHS Markit Ltd. 5.000% due 11/01/2022		900	944
Imperial Brands Finance PLC 3.500% due 02/11/2023		500	517
International Flavors & Fragrances, Inc. 0.697% due 09/15/2022		6,900	6,906
NetApp, Inc. 1.875% due 06/22/2025		5,800	5,968
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		24,300	25,355
NXP BV
3.875% due 09/01/2022		2,599	2,696
4.875% due 03/01/2024		13,150	14,484
Occidental Petroleum Corp. 1.606% (US0003M + 1.450%) due 08/15/2022 ~		7,200	7,166
Origin Energy Finance Ltd. 5.450% due 10/14/2021		8,921	9,049
Panasonic Corp. 2.536% due 07/19/2022		18,215	18,579
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		18,400	18,539
Phillips 66 0.900% due 02/15/2024		5,200	5,207
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,667
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		7,900	7,950
SK Hynix, Inc. 1.000% due 01/19/2024		11,200	11,144
Skyworks Solutions, Inc. 0.900% due 06/01/2023		200	201
Southern Co. 0.600% due 02/26/2024		13,800	13,768
Southern Natural Gas Co. LLC 0.625% due 04/28/2023		8,700	8,710
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		50	50
Sutter Health 1.321% due 08/15/2025		3,400	3,425
Sysco Corp. 5.650% due 04/01/2025		2,500	2,898
Time Warner Cable LLC 4.000% due 09/01/2021		1,100	1,100
Toyota Motor Corp. 0.681% due 03/25/2024		25,400	25,452
VMware, Inc. 2.950% due 08/21/2022		23,300	23,908
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~		1,300	1,303
3.125% due 05/12/2023		19,600	20,478
Volkswagen International Finance NV 1.009% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,500	4,314
Walt Disney Co. 1.750% due 01/13/2026		$3,800	3,909
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,000	2,169
WRKCo, Inc. 3.750% due 03/15/2025		3,600	3,931

			769,784

SPECIALTY FINANCE 0.2%
CIMIC Group Ltd. 0.000% due 07/27/2021 (h)		20,000	19,948

UTILITIES 2.9%
AES Corp. 1.375% due 01/15/2026		22,500	22,290
Atmos Energy Corp. 0.503% (US0003M + 0.380%) due 03/09/2023 ~		27,300	27,304
BG Energy Capital PLC 4.000% due 10/15/2021		2,692	2,720
British Transco International Finance BV 0.000% due 11/04/2021 (e)		3,100	3,097
Enel Finance International NV
2.650% due 09/10/2024		11,700	12,307
2.875% due 05/25/2022		6,164	6,300

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Eversource Energy 0.800% due 08/15/2025		2,300	2,277
Exelon Generation Co. LLC 3.250% due 06/01/2025		6,300	6,799
Jersey Central Power & Light Co. 4.700% due 04/01/2024		1,700	1,851
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		7,300	7,424
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~		20,800	20,804
1.950% due 09/01/2022		15,200	15,484
2.800% due 01/15/2023		800	827
Pacific Gas & Electric Co.
1.367% due 03/10/2023		21,100	21,102
1.531% (US0003M + 1.375%) due 11/15/2021 ~		20,700	20,744
1.598% (US0003M + 1.480%) due 06/16/2022 ~		16,500	16,509
3.250% due 06/15/2023		5,600	5,789
3.400% due 08/15/2024		4,100	4,306
3.750% due 02/15/2024		2,900	3,043
3.850% due 11/15/2023		7,600	7,971
4.250% due 08/01/2023		5,400	5,725
Southern Power Co. 0.900% due 01/15/2026		200	197
SSE PLC 1.250% due 04/16/2025	EUR	2,600	3,224
Telstra Corp. Ltd. 3.125% due 04/07/2025		$200	214
Verizon Communications, Inc.
0.550% (SOFRRATE + 0.500%) due 03/22/2024 ~		12,300	12,400
0.750% due 03/22/2024		19,600	19,690

			250,398

Total Corporate Bonds & Notes (Cost $2,173,777)			2,204,111

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050		1,500	1,500

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025		4,700	4,747

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024		1,100	1,115

Total Municipal Bonds & Notes (Cost $7,300)			7,362

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
0.152% due 12/25/2036 •		330	328
0.212% due 06/25/2034 •		98	97
0.342% due 01/25/2037 •		5	5
0.392% due 03/25/2037 •		531	534
0.442% due 03/25/2037 - 03/25/2044 •		488	490
0.452% due 03/25/2037 •		30	30
0.472% due 07/25/2037 •		747	755
0.492% due 06/25/2032 - 10/25/2040 •		120	121
0.509% due 03/01/2035 •		72	73
0.542% due 12/25/2040 •		15	15
0.562% due 07/25/2037 •		9	9
0.592% due 08/25/2037 - 06/25/2039 •		320	321
0.762% due 03/25/2038 •		31	32
0.842% due 03/25/2038 - 01/25/2040 •		501	513
0.942% due 02/25/2040 •		354	364
1.000% due 01/25/2043		508	496
1.328% due 07/01/2042 - 07/01/2044 •		233	240
1.377% due 09/01/2041 •		26	26
1.527% due 11/01/2039 •		146	149
1.528% due 10/01/2030 •		109	109
1.651% due 03/01/2035 •		772	800
1.725% due 05/01/2035 •		114	115
1.766% due 10/01/2034 •		183	185
1.804% due 01/01/2035 •		699	734
1.815% due 11/01/2034 •		91	92
1.903% due 05/01/2035 •		366	370
2.008% due 06/01/2035 •		172	172
2.047% due 04/01/2034 •		152	151
2.139% due 09/01/2032 •		168	168
2.153% due 07/01/2035 •		553	561
2.191% due 03/01/2024 •		10	9

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

2.203% due 07/01/2035 •	85	85
2.205% due 09/01/2035 •	6	6
2.220% due 06/01/2035 •	46	46
2.242% due 12/01/2033 •	66	67
2.263% due 10/01/2035 •	603	613
2.273% due 08/01/2035 •	624	645
2.287% due 11/01/2035 •	8	7
2.300% due 03/01/2035 •	55	54
2.322% due 09/01/2035 •	389	390
2.340% due 02/01/2028 •	20	20
2.419% due 04/01/2024 •	8	8
2.470% due 11/01/2027 •	5	5
2.476% due 08/01/2029 •	149	151
2.500% due 05/25/2028 (a)	6,460	338
2.585% due 01/01/2024 •	5	5
2.588% due 08/01/2035 •	183	194
4.051% due 12/01/2036 •	10	11
4.250% due 05/25/2033	267	287
4.485% due 01/01/2028 •	3	3
4.931% due 09/01/2034 •	6	6
5.115% due 12/25/2042 ~	843	920
5.500% due 08/25/2034	684	777
5.959% due 10/25/2042 •(a)	16,514	3,104
6.059% due 11/25/2042 •(a)	20,878	2,902
6.500% due 07/25/2023 - 09/01/2033	1,183	1,391
6.559% due 01/25/2042 •(a)	1,906	353
7.000% due 04/01/2034	12	14
8.000% due 11/25/2023	1	1
Federal Housing Administration 7.430% due 10/01/2023	2	2
Freddie Mac
0.352% due 08/25/2031 •	657	642
0.372% due 09/25/2031 •	1,146	1,138
0.403% due 02/15/2037 •	25	26
0.413% due 02/15/2037 •	45	45
0.473% due 05/15/2037 •	10	10
0.523% due 11/15/2030 - 12/15/2031 •	25	25
0.593% due 05/15/2036 •	15	16
0.623% due 01/15/2042 •	22	22
0.650% due 10/27/2025	62,200	61,751
0.680% due 08/06/2025	32,300	32,166
0.800% due 10/28/2026	83,100	82,673
0.923% due 12/15/2039 •	1	1
0.928% due 01/15/2038 •	2,449	2,508
1.516% due 07/25/2044 •	1,656	1,710
1.975% due 04/01/2035 •	166	166
2.000% due 03/01/2035 - 04/01/2035 •	270	272
2.113% due 03/01/2035 •	91	92
2.188% due 10/01/2035 •	550	582
2.204% due 05/01/2037 •	13	13
2.216% due 08/01/2035 •	456	473
2.248% due 10/01/2027 •	4	4
2.289% due 07/01/2035 •	4	4
2.365% due 10/01/2023 - 11/01/2023 •	6	6
2.389% due 06/01/2024 •	1	1
2.415% due 12/01/2022 •	3	3
2.497% due 01/01/2024 •	2	2
2.518% due 04/01/2035 •	314	315
2.536% due 02/01/2037 •	7	8
2.608% due 09/01/2023 •	1	1
2.653% due 07/01/2027 •	5	5
3.000% due 03/15/2027 - 05/15/2027 (a)	10,465	583
3.000% due 03/15/2041	163	163
3.500% due 02/01/2047 - 06/01/2047	11,747	12,678
3.849% due 08/15/2032 ~	8	8
4.000% due 01/15/2024 (a)	61	2
5.500% due 07/15/2034	445	506
5.877% due 08/15/2043 •(a)	31,744	7,532
6.000% due 12/15/2028 - 07/15/2029	23	26
6.397% due 07/15/2036 •(a)	1,267	232
6.500% due 03/15/2029 - 07/25/2043	9,402	11,407
7.000% due 01/01/2030 - 04/01/2032	8	9
7.077% due 08/15/2036 •(a)	3,524	692
7.500% due 07/15/2030	40	47
8.000% due 04/01/2022 - 12/01/2024	5	4
8.500% due 07/01/2024 - 11/01/2025	35	37
9.563% due 08/15/2044 •	8,883	11,298
Ginnie Mae
0.707% due 03/20/2065 •	8,540	8,644
0.907% due 05/20/2066 •	3,184	3,241
1.007% due 04/20/2066 •	4,531	4,629
1.343% due 08/20/2070 •	24,739	26,287
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	117	120
2.000% due 01/20/2027 - 02/20/2032 •	894	924
2.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	175	178
2.125% due 12/20/2026 - 12/20/2027 •	55	55

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	183	186
2.250% due 07/20/2027 - 07/20/2034 •	133	138
2.500% due 11/20/2026 •	2	2
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	81	83
2.875% due 04/20/2027 - 05/20/2030 •	71	72
4.500% due 08/20/2048	1,947	2,096
Uniform Mortgage-Backed Security
2.000% due 05/01/2036	4,350	4,492
3.500% due 02/01/2047 - 12/01/2047	229,074	247,875
4.000% due 10/01/2047 - 08/01/2048	21,107	22,886
4.500% due 05/01/2023 - 09/01/2046	2,125	2,304
5.000% due 08/01/2025 - 08/01/2040	721	792
5.500% due 01/01/2023 - 01/01/2030	3,392	3,785
6.000% due 07/01/2021 - 01/01/2039	3,750	4,302
6.500% due 02/01/2022 - 03/01/2038	473	548
8.000% due 04/01/2030 - 11/01/2031	275	323
8.500% due 04/01/2025	14	16
9.500% due 07/01/2025 - 11/01/2025	19	21
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036 - 08/01/2051	524,200	539,075
4.000% due 07/01/2051	115,000	122,466
4.500% due 07/01/2036	50	52
Vendee Mortgage Trust 6.500% due 05/15/2029	5,015	5,685

Total U.S. Government Agencies (Cost $1,229,166)		1,251,650

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	45	46
American Home Mortgage Assets Trust 0.632% due 11/25/2035 •	631	625
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	4,165	4,206
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	3,589	3,698
Banc of America Funding Trust
0.333% due 05/20/2035 •	630	639
2.707% due 02/20/2036 ~	479	481
2.852% due 05/25/2035 ~	105	107
5.500% due 09/25/2035	506	533
Banc of America Mortgage Trust
2.582% due 02/25/2035 ~	105	109
3.035% due 09/25/2035 ^~	1,916	1,887
3.175% due 05/25/2033 ~	11	12
BCAP LLC Trust
0.592% due 05/26/2035 •	63	63
0.967% due 11/26/2046 •	521	526
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~	8	8
2.500% due 04/25/2033 ~	191	203
2.509% due 02/25/2033 ~	29	30
2.711% due 08/25/2033 ~	248	254
2.756% due 01/25/2035 ~	342	350
2.780% due 11/25/2030 ~	10	10
2.829% due 02/25/2033 ~	62	58
2.968% due 08/25/2035 ^~	952	864
2.988% due 08/25/2033 ~	80	84
3.049% due 10/25/2036 ^~	275	270
3.171% due 08/25/2035 ^~	6,755	6,731
4.341% due 01/25/2035 ~	2	2
Bear Stearns ALT-A Trust
2.505% due 04/25/2035 ~	2,408	2,449
2.624% due 05/25/2035 ~	384	394
3.008% due 09/25/2035 ^~	1,260	987
3.167% due 09/25/2034 ~	206	228
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~	2,583	2,214
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.372% due 01/25/2035 •	226	230
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~	334	347
2.570% due 03/25/2036 ^~	1,748	1,696
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •	15	16
Countrywide Alternative Loan Trust 0.492% due 06/25/2036 ^•	417	206
Countrywide Home Loan Mortgage Pass-Through Trust 2.109% due 02/20/2036 ^•	5,736	5,761
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~	366	350
4.953% due 06/25/2032 ~	38	40
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.662% due 10/25/2033 ~	40	39
Credit Suisse Mortgage Capital Trust 3.023% due 07/25/2050 ~	32,377	33,182

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

CRSNT Commercial Mortgage Trust 0.900% due 04/15/2036 •		25,400	25,463
DROP Mortgage Trust 1.220% due 04/15/2026 •		21,100	21,216
EMF-NL Prime BV 0.313% due 04/17/2041 •	EUR	3,000	2,756
Eurosail PLC
0.244% due 12/10/2044 •	GBP	145	199
0.244% due 03/13/2045 •		547	752
1.034% (BP0003M + 0.950%) due 06/13/2045 ~		5,249	7,310
First Horizon Alternative Mortgage Securities Trust
2.333% due 09/25/2034 ~		$59	59
2.392% due 09/25/2035 ^~		222	217
GPMT Ltd. 1.333% due 07/16/2035 •		22,000	22,065
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	549	647
0.255% due 06/18/2039 •		$5,895	5,816
GS Mortgage Securities Trust 2.081% due 11/10/2045 ~(a)		9,987	174
GSR Mortgage Loan Trust
2.685% due 07/25/2035 ~		627	462
2.793% due 09/25/2035 ~		2,020	2,044
2.924% due 09/25/2035 ~		292	298
2.962% due 09/25/2035 ~		28	29
6.000% due 03/25/2032		27	29
HarborView Mortgage Loan Trust 2.659% due 07/19/2035 ^~		1,932	1,649
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	74,834	104,045
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$9,538	9,607
IndyMac Mortgage Loan Trust 0.512% due 05/25/2046 •		1,382	1,350
JP Morgan Chase Commercial Mortgage Securities Trust 1.702% due 05/15/2045 ~(a)		23,865	180
JP Morgan Mortgage Trust
2.600% due 04/25/2037 ^~		235	207
2.727% due 07/25/2035 ~		66	67
3.214% due 08/25/2035 ^~		1,625	1,534
LoanCore Issuer Ltd. 0.924% due 07/15/2035 •		25,500	25,504
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		75	76
Morgan Stanley Mortgage Loan Trust
0.352% due 04/25/2035 •		1,761	1,752
0.412% due 01/25/2035 •		341	342
2.271% due 08/25/2034 ~		191	200
5.500% due 11/25/2035		1,390	1,451
MortgageIT Trust 0.732% due 02/25/2035 •		281	281
Newgate Funding PLC 0.052% due 12/15/2050 •	EUR	1,300	1,534
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.652% due 12/25/2035 •		$2,743	2,735
PFP Ltd. 0.923% due 04/14/2038 •		25,200	25,265
Prime Mortgage Trust 0.492% due 02/25/2034 •		258	250
Ready Capital Mortgage Financing LLC 1.092% due 04/25/2038 •		26,400	26,472
Residential Mortgage Securities PLC
0.881% due 03/20/2050 •	GBP	668	926
1.299% due 06/20/2070 •		20,802	29,080
Ripon Mortgages PLC 0.881% due 08/20/2056 •		20,810	28,852
RMAC PLC 0.784% due 06/12/2046 •		5,303	7,344
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •		29,562	41,056
Structured Adjustable Rate Mortgage Loan Trust 2.537% due 02/25/2034 ~		$24	25
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		48	20
0.652% due 02/25/2036 ^•		1,649	1,587
0.753% due 09/19/2032 •		463	462
5.176% due 06/25/2029 ~		42	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.337% due 06/25/2033 ~		19	19
SunTrust Adjustable Rate Mortgage Loan Trust 2.512% due 01/25/2037 ^~		805	708
Thornburg Mortgage Securities Trust
2.473% due 12/25/2045 ^•		1,355	1,377
2.508% due 10/25/2045 •		7,046	6,870
Towd Point HE Trust 0.918% due 02/25/2063 ~		16,927	16,940

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	45,472	63,116
Towd Point Mortgage Funding PLC
0.049% due 05/20/2045 •		43,333	60,195
1.111% due 10/20/2051 •		30,564	42,505
Trinity Square PLC 0.000% due 07/15/2059 •		21,500	29,793
VMC Finance LLC 1.183% due 06/16/2036 •		$25,600	25,672
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 10/25/2045 •		42	42
0.832% due 11/25/2034 •		2,177	2,104
1.116% due 08/25/2046 •		35	35
1.516% due 06/25/2042 •		304	301
2.814% due 01/25/2036 ~		115	117
6.000% due 06/25/2034		679	717
Washington Mutual Mortgage Pass-Through Certificates Trust 2.100% due 02/25/2033 ~		5	5
Wells Fargo Commercial Mortgage Trust 1.890% due 10/15/2045 ~(a)		73,706	1,134

Total Non-Agency Mortgage-Backed Securities (Cost $699,490)			725,016

ASSET-BACKED SECURITIES 5.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		12,898	12,972
Adams Mill CLO Ltd. 1.284% due 07/15/2026 •		180	180
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.767% due 10/25/2035 •		2,353	2,354
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.842% due 09/25/2035 •		2,026	2,027
Arbor Realty Collateralized Loan Obligation Ltd. 1.200% due 05/15/2036 •		7,600	7,623
Asset-Backed Securities Corp. Home Equity Loan Trust 0.593% due 06/15/2031 •		4	4
Bear Stearns Asset-Backed Securities Trust
1.092% due 10/25/2037 •		2,668	2,669
1.092% due 11/25/2042 •		259	253
1.892% due 03/25/2043 •		1,287	1,303
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	4,918	5,835
BNPP AM Euro CLO 0.600% due 04/15/2031 •		300	356
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		250	295
Catamaran CLO Ltd. 1.444% due 04/22/2030 •		$6,268	6,272
Centex Home Equity Loan Trust 1.022% due 09/25/2034 •		1,406	1,403
Chesapeake Funding LLC
0.443% due 08/15/2030 •		5,082	5,086
3.230% due 08/15/2030		4,343	4,378
CIFC Funding Ltd. 1.038% due 10/24/2030 •		21,000	21,005
Countrywide Asset-Backed Certificates 0.512% due 01/25/2045 •		5,148	5,127
Countrywide Asset-Backed Certificates Trust, Inc. 0.812% due 07/25/2034 •		1,535	1,520
Countrywide Asset-Backed Certificates, Inc. 0.842% due 03/25/2034 •		523	522
Dryden Senior Loan Fund
1.084% due 10/15/2027 •		17,129	17,125
1.204% due 04/15/2029 •		24,900	24,933
Edsouth Indenture LLC 1.242% due 09/25/2040 •		3,690	3,718
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		3,852	3,876
EquiFirst Mortgage Loan Trust 0.572% due 01/25/2034 •		236	229
Evergreen Credit Card Trust 1.900% due 09/16/2024		23,600	24,076
First Franklin Mortgage Loan Asset-Backed Certificates 0.917% due 05/25/2034 •		1,517	1,504
First Franklin Mortgage Loan Trust 0.767% due 06/25/2036 •		262	262
First NLC Trust 0.797% due 12/25/2035 •		901	902
Fremont Home Loan Trust 0.152% due 01/25/2037 •		199	111
Gallatin CLO Ltd. 1.236% due 01/21/2028 •		17,914	17,919
GSAMP Trust
0.162% due 12/25/2036 •		1,595	982
0.962% due 11/25/2034 •		1,843	1,832

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Home Equity Asset Trust 0.652% due 08/25/2036 •		10,974	10,978
HSI Asset Securitization Corp. Trust 0.192% due 10/25/2036 •		33	17
LoanCore Issuer Ltd. 1.373% due 07/15/2036 •		13,800	13,852
Lument Finance Trust, Inc. 1.270% due 06/15/2039 •		21,000	21,067
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		1,850	1,855
Mid-State Trust 4.864% due 07/15/2038		152	161
Morgan Stanley ABS Capital, Inc. Trust 0.797% due 12/25/2034 •		492	466
Morgan Stanley IXIS Real Estate Capital Trust 0.142% due 11/25/2036 •		15	7
Mountain View CLO Ltd. 1.008% due 10/13/2027 •		1,342	1,342
New Century Home Equity Loan Trust
0.752% due 02/25/2036 •		3,432	3,424
0.812% due 03/25/2035 •		2,002	1,993
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.827% due 05/25/2035 •		1,018	1,018
NovaStar Mortgage Funding Trust 0.412% due 05/25/2036 •		3,156	3,116
Option One Mortgage Loan Trust 0.827% due 08/25/2035 •		1,291	1,293
Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	15,474	18,377
1.150% due 01/15/2030 •		16,648	19,809
Palmer Square Loan Funding Ltd.
1.006% due 08/15/2026 •		$4,475	4,476
1.056% due 11/15/2026 •		7,042	7,045
1.158% due 04/20/2027 •		548	548
RAAC Trust 0.792% due 03/25/2034 •		125	126
Renaissance Home Equity Loan Trust 0.792% due 08/25/2032 •		40	39
Residential Asset Securities Corp. Trust 0.917% due 07/25/2034 •		1,069	1,056
Santander Drive Auto Receivables Trust 0.423% due 05/15/2023 •		1,247	1,247
Saxon Asset Securities Trust 0.887% due 03/25/2035 ^•		736	722
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 ^•		3,095	1,048
0.222% due 05/25/2037 ^•		529	454
Segovia European CLO 0.870% due 04/15/2030 •	EUR	500	594
SLC Student Loan Trust 0.229% due 03/15/2027 •		$4,588	4,580
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	7	8
0.002% due 12/15/2033 •		853	968
0.266% due 01/26/2026 •		$1,087	1,086
0.296% due 01/25/2027 •		2,496	2,490
0.326% due 10/25/2029 •		13,877	13,821
Soundview Home Loan Trust 0.152% due 11/25/2036 •		1,258	516
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •		893	896
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		8,179	8,189
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	3,800	4,512
Structured Asset Investment Loan Trust
0.797% due 03/25/2034 •		$3,259	3,205
0.812% due 02/25/2035 •		800	803
0.992% due 09/25/2034 •		117	115
1.067% due 10/25/2033 •		971	972
Structured Asset Securities Corp. 0.752% due 02/25/2035 •		464	465
Telos CLO Ltd. 1.140% due 04/17/2028 •		768	769
TICP CLO Ltd. 1.028% due 04/20/2028 •		18,152	18,151
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		8,978	9,056
2.900% due 10/25/2059 ~		4,157	4,308
TPG Real Estate Finance Ltd. 1.274% due 10/15/2034 •		15,200	15,205
Tralee CLO Ltd. 1.298% due 10/20/2028 •		1,478	1,478
Upstart Securitization Trust 2.684% due 01/21/2030		4,396	4,422

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Venture CLO Ltd.
1.064% due 04/15/2027 •		1,271	1,269
1.208% due 04/20/2029 •		23,303	23,291
1.223% due 04/20/2032 •		22,000	22,003
WhiteHorse Ltd. 1.120% due 04/17/2027 •		1,441	1,443
Zais CLO Ltd. 1.334% due 04/15/2028 •		9,356	9,369

Total Asset-Backed Securities (Cost $445,353)			448,173

SOVEREIGN ISSUES 5.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (e)	BRL	1,532,200	304,338
0.000% due 01/01/2022 (e)		303,500	59,339
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	51,100	15,674
0.750% due 07/31/2022		5,400	1,670
5.500% due 01/31/2022		4,600	1,457
Peru Government International Bond 8.200% due 08/12/2026	PEN	163,500	52,827
Provincia de Buenos Aires 37.854% due 04/12/2025	ARS	28,931	146
Saudi Government International Bond 2.375% due 10/26/2021		$3,411	3,433

Total Sovereign Issues (Cost $408,045)			438,884

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		572	0

Total Common Stocks (Cost $607)			0

SHORT-TERM INSTRUMENTS 29.0%
REPURCHASE AGREEMENTS (i) 4.8%			415,787

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	62,744	371

ISRAEL TREASURY BILLS 0.4%
(0.020)% due 10/06/2021 - 04/06/2022 (d)(e)	ILS	113,494	34,812

U.S. TREASURY BILLS 15.2%
0.030% due 07/01/2021 - 11/12/2021 (b)(d)(e)(k)(m)		$1,326,009	1,325,931

U.S. TREASURY CASH MANAGEMENT BILLS 8.6%
0.019% due 09/14/2021 - 10/12/2021 (d)(e)(k)(m)		753,700	753,630

MUNICIPAL BONDS & NOTES 0.0%
California Earthquake Authority Revenue Notes, Series 2020 1.227% due 07/01/2021		$800	800

Total Municipal Bonds & Notes (Cost $800)			800

Total Short-Term Instruments (Cost $2,531,205)			2,531,331

Total Investments in Securities (Cost $7,494,943)			7,606,527

		SHARES
INVESTMENTS IN AFFILIATES 21.7%
SHORT-TERM INSTRUMENTS 21.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.7%
PIMCO Short Asset Portfolio		145,662,323	1,459,828
PIMCO Short-Term Floating NAV Portfolio III		44,399,294	437,821

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $1,884,128)	1,897,649

Total Investments in Affiliates (Cost $1,884,128)	1,897,649

Total Investments 108.8% (Cost $9,379,071)	$9,504,176
Financial Derivative Instruments (j)(l) (0.3)%(Cost or Premiums, net $9,257)	(27,896)
Other Assets and Liabilities, net (8.5)%	(739,106)

Net Assets 100.0%	$8,737,174

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Contingent convertible security.
(h)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

CIMIC Group Ltd.				0.000%	07/27/2021	02/23/2021		$19,949	$19,948	0.23%
Ford Credit Canada Co.				2.766	06/22/2022	10/19/2020		1,506	1,629	0.02
Ford Credit Canada Co.				3.465	01/10/2022	10/20/2020 - 10/29/2020		7,546	8,116	0.09
General Motors Co.				5.400	10/02/2023	05/07/2020		15,589	17,187	0.20
Wells Fargo & Co.				2.509	10/27/2023	10/20/2020		9,660	10,239	0.11

								$54,250	$57,119	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	06/29/2021	07/06/2021	$150,000	U.S. Treasury Bonds 4.500% due 05/15/2038			$(153,187)	$150,000	$150,001
FICC	0.000	06/30/2021	07/01/2021	22,087	U.S. Treasury Bonds 1.875% due 02/15/2041			(22,529)	22,087	22,087
RDR	0.030	06/30/2021	07/01/2021	243,700	U.S. Treasury Notes 0.125% due 07/31/2022 - 09/30/2022			(42,023)	243,700	243,700
					U.S. Treasury Notes 0.750% - 2.750% due 07/31/2022 - 02/15/2028			(206,881)

Total Repurchase Agreements								$(424,620)	$415,787	$415,788

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.8)%
Uniform Mortgage-Backed Security, TBA						3.500%	07/01/2051	$125,700	$(132,739)	$(132,322)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2051	170,883	(182,921)	(181,977)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2051	672,917	(719,487)	(717,182)

Total Short Sales (11.8)%									$(1,035,147)	$(1,031,481)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,648) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	22,878	$5,040,488	$(8,250)	$536	$0
U.S. Treasury 5-Year Note September Futures	09/2021	9,735	1,201,588	(2,241)	609	0

$(10,491)	$1,145	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	3,960	$(524,700)	$(3,238)	$0	$(928)
U.S. Treasury 30-Year Bond September Futures	09/2021	666	(107,060)	(3,235)	0	(437)
United Kingdom Long Gilt September Futures	09/2021	632	(111,991)	(1,093)	0	(122)

$(7,566)	$0	$(1,487)

Total Futures Contracts	$(18,057)	$1,145	$(1,487)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$19,400	$406	$90	$496	$3	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	97,500	2,251	261	2,512	15	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	14,400	1,952	195	2,147	0	(18)

$4,609	$546	$5,155	$18	$(18)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	30,500	$378	$138	$516	$0	$(61)
Receive(4)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	23,700	1,397	(738)	659	0	(3)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	252,900	(1)	632	631	13	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	202,200	0	495	495	10	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	200,300	(4)	504	500	10	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	57,900	0	142	142	3	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	85,700	0	209	209	4	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	29,000	0	69	69	1	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022	26,900	0	(46)	(46)	0	(1)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	662,500	(12)	(1,114)	(1,126)	0	(34)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022	3,892,800	1,114	(4,544)	(3,430)	0	(199)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	1,109,100	(534)	(1,018)	(1,552)	0	(56)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	52,710,000	1,840	(38)	1,802	17	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	650,000	(37)	(54)	(91)	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	4,960,000	(127)	(3,535)	(3,662)	23	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	1,480,000	(46)	(1,820)	(1,866)	23	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051	1,369,000	(30)	(95)	(125)	27	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	1,135,000	623	(173)	450	22	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051	3,082,000	0	(433)	(433)	61	0
Receive	6-Month JPY-LIBOR	0.565	Semi-Annual	03/19/2051	1,186,000	0	(192)	(192)	23	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	1,095,000	0	(192)	(192)	21	0
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051	485,000	0	(85)	(85)	10	0

$4,561	$(11,888)	$(7,327)	$268	$(354)

Total Swap Agreements	$9,170	$(11,342)	$(2,172)	$286	$(372)

(k)	Securities with an aggregate market value of $25,768 and cash of $17,432 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021		$4,191	AUD	5,566	$0	$(17)
	07/2021		389	DKK	2,441	1	0
	08/2021	AUD	5,566		$4,192	17	0
	08/2021	EUR	81,876		99,457	2,282	0
	08/2021	NOK	1,400		166	4	0
	08/2021		$1,159	GBP	818	0	(27)
	08/2021		5	RUB	376	0	0
	09/2021		14		1,046	0	0
BPS	07/2021	AUD	22,026		$17,117	599	0
	08/2021	SEK	3,235		387	9	0
	10/2021		$1,031	DKK	6,435	0	(3)
BRC	08/2021	JPY	426,600		$3,894	52	0
BSH	10/2021	BRL	685,000		120,395	0	(15,754)
	01/2022		179,900		31,268	0	(3,965)
CBK	07/2021	PEN	123,325		31,850	0	(225)
	07/2021		$20,967	CAD	25,785	0	(166)
	07/2021		4	RUB	287	0	0
	08/2021	CAD	25,785		$20,967	166	0
	08/2021		$5	RUB	343	0	0
	10/2021	ILS	2,001		$605	0	(10)
	10/2021	PEN	47,176		12,502	228	(15)
	11/2021	ILS	92,492		28,388	38	(80)
	01/2022	PEN	52,244		14,375	782	0
	02/2022	ILS	14,304		4,427	25	0
	03/2022		12,305		3,713	0	(75)
	04/2022		6,000		1,834	0	(15)
	08/2022		5,478		1,657	0	(34)
GLM	07/2021		$31,006	PEN	123,325	1,069	0
	07/2021		7	RUB	576	0	0
	08/2021	EUR	966		$1,150	4	0
	08/2021	PEN	123,325		31,035	0	(1,101)
	08/2021		$1,638	EUR	1,371	0	(11)
	08/2021		6	RUB	479	0	0
	09/2021		11		806	0	0
	03/2022	ILS	11,203		$3,410	0	(40)
	04/2022		20,998		6,396	0	(74)
HUS	08/2021	GBP	309,188		437,088	9,339	0
	08/2021		$3,589	GBP	2,534	0	(84)
	08/2021		10	RUB	774	0	0
	09/2021	KRW	292,561		$263	4	0
	09/2021	MXN	3,378		161	0	(8)
	09/2021		$8	RUB	551	0	0
	01/2022	ILS	4,855		$1,504	10	0
JPM	10/2021	BRL	847,200		150,024	0	(18,363)
	11/2021	ILS	5,323		1,644	8	0
	01/2022	BRL	123,600		21,622	0	(2,585)
MYI	07/2021		$3,116	AUD	4,120	0	(27)
	07/2021		4	RUB	283	0	0
	08/2021	AUD	4,120		$3,117	27	0
RBC	08/2021		$2,332	GBP	1,646	0	(54)
SCX	08/2021		3,083	EUR	2,519	0	(93)
	12/2021	INR	15,057		$201	2	0
SOG	07/2021		$4	RUB	328	0	0
	08/2021		6		430	0	0
TOR	07/2021	CAD	25,785		$21,342	541	0
UAG	07/2021	AUD	7,632		5,916	192	0
	07/2021		$15,150	AUD	19,972	0	(172)
	07/2021		12	RUB	929	1	0
	08/2021	AUD	19,972		$15,152	171	0
	08/2021		$2,060	JPY	225,000	0	(34)

Total Forward Foreign Currency Contracts						$15,571	$(43,032)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	9,200	$729	$600
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	9,200	0	602

Total Purchased Options	$729	$1,202

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	24,850	$(710)	$(629)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	24,850	0	(631)

Total Written Options	$(710)	$(1,260)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.143%	EUR	9,800	$68	$(17)	$51	$0

Total Swap Agreements	$68	$(17)	$51	$0

(m)

Securities with an aggregate market value of $43,427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,163,981	$0	$1,163,981
Industrials	0	769,784	0	769,784
Specialty Finance	0	19,948	0	19,948
Utilities	0	250,398	0	250,398
Municipal Bonds & Notes
California	0	1,500	0	1,500
Florida	0	4,747	0	4,747
Texas	0	1,115	0	1,115
U.S. Government Agencies	0	1,251,650	0	1,251,650
Non-Agency Mortgage-Backed Securities	0	725,016	0	725,016
Asset-Backed Securities	0	448,173	0	448,173
Sovereign Issues	0	438,884	0	438,884
Short-Term Instruments

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Repurchase Agreements	0	415,787	0	415,787
Argentina Treasury Bills	0	371	0	371
Israel Treasury Bills	0	34,812	0	34,812
U.S. Treasury Bills	0	1,325,931	0	1,325,931
U.S. Treasury Cash Management Bills	0	753,630	0	753,630
Municipal Bonds & Notes	0	800	0	800

	$0	$7,606,527	$0	$7,606,527
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,897,649	$0	$0	$1,897,649

Total Investments	$1,897,649	$7,606,527	$0	$9,504,176

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,031,481)	$0	$(1,031,481)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,431	0	1,431
Over the counter	0	16,824	0	16,824

	$0	$18,255	$0	$18,255
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(122)	(1,737)	0	(1,859)
Over the counter	0	(44,292)	0	(44,292)

	$(122)	$(46,029)	$0	$(46,151)

Total Financial Derivative Instruments	$(122)	$(27,774)	$0	$(27,896)

Totals	$1,897,527	$6,547,272	$0	$8,444,799

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.4% ¤
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 3.9%
Bank of America Corp.
0.921% (US0003M + 0.790%) due 03/05/2024 ~	$700	$707
1.486% due 05/19/2024 •	1,100	1,119
2.881% due 04/24/2023 •	1,300	1,327
Camden Property Trust 3.500% due 09/15/2024	1,100	1,181
Capital One Financial Corp. 4.250% due 04/30/2025	500	558
Citigroup, Inc. 1.678% due 05/15/2024 •	1,300	1,328
Federal Realty Investment Trust 3.950% due 01/15/2024	1,000	1,073
Goldman Sachs Group, Inc.
0.900% (US0003M + 0.750%) due 02/23/2023 ~	500	505
1.735% (US0003M + 1.600%) due 11/29/2023 ~	100	103
3.500% due 01/23/2025	700	757
JPMorgan Chase & Co. 0.697% due 03/16/2024 •	1,100	1,104
Marsh & McLennan Cos., Inc. 3.500% due 06/03/2024	1,200	1,291
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,299
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022	800	813
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,000	1,024
Simon Property Group LP 2.750% due 06/01/2023	300	311
Wells Fargo & Co.
1.416% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,522
1.654% due 06/02/2024 •	1,100	1,124

		17,146

INDUSTRIALS 4.7%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,297
AbbVie, Inc. 3.200% due 11/06/2022	1,000	1,033
Anthem, Inc.
0.450% due 03/15/2023	1,300	1,302
2.375% due 01/15/2025	1,000	1,048
3.350% due 12/01/2024	800	864
BMW U.S. Capital LLC
0.800% due 04/01/2024	1,100	1,105
3.450% due 04/12/2023	1,200	1,261
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~	1,400	1,400
Chevron Corp. 1.554% due 05/11/2025	1,100	1,128
Cigna Corp. 3.050% due 11/30/2022	2,000	2,071
Crown Castle Towers LLC 3.222% due 05/15/2042	800	802
Daimler Finance North America LLC
0.750% due 03/01/2024	900	902
1.056% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,206
2.550% due 08/15/2022	1,300	1,331
ERAC USA Finance LLC 4.500% due 08/16/2021	800	804
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,200	1,226
Sutter Health 1.321% due 08/15/2025	1,100	1,108

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2021 (Unaudited)

Walt Disney Co. 1.750% due 01/13/2026	1,200	1,235

		21,123

UTILITIES 2.4%
AEP Texas, Inc. 2.400% due 10/01/2022	300	307
Atmos Energy Corp. 0.503% (US0003M + 0.380%) due 03/09/2023 ~	1,300	1,300
Entergy Arkansas LLC 3.050% due 06/01/2023	1,100	1,146
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~	1,100	1,100
1.950% due 09/01/2022	1,000	1,019
2.800% due 01/15/2023	1,200	1,240
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,256
Verizon Communications, Inc. 0.550% (SOFRRATE + 0.500%) due 03/22/2024 ~	1,300	1,311
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,863

		10,542

Total Corporate Bonds & Notes (Cost $48,336)		48,811

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	1,600	1,616
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	1,000	1,000

		2,616

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	708

Total Municipal Bonds & Notes (Cost $3,300)		3,324

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
0.542% due 10/25/2030 •	11	11
1.328% due 07/01/2042 •	48	49
1.377% due 09/01/2041 •	126	130
1.528% due 08/01/2030 •	35	36
1.804% due 01/01/2035 •	30	32
2.203% due 07/01/2035 •	4	4
2.220% due 06/01/2035 •	95	96
2.250% due 01/01/2024 •	12	12
2.259% due 05/01/2038 •	189	200
2.581% due 11/01/2034 •	123	131
4.000% due 01/25/2033	9	10
4.410% due 09/01/2028 •	9	9
4.500% due 01/01/2036	155	161
5.115% due 12/25/2042 ~	43	47
6.159% due 01/25/2040 •(a)	1,177	207
8.000% due 11/25/2023	4	4
Freddie Mac
0.000% due 05/15/2037 (b)(e)	151	146
0.510% due 12/15/2042 •	600	606
0.623% due 07/15/2041 •	492	500
0.650% due 10/22/2025 - 10/27/2025	10,600	10,551
0.680% due 08/06/2025	8,300	8,266
0.793% due 05/15/2037 •	193	197
0.800% due 10/28/2026	2,600	2,587
1.328% due 02/25/2045 •	303	306
2.000% due 11/15/2026	525	536
2.289% due 07/01/2035 •	18	19
4.000% due 08/01/2048	2,173	2,347
6.377% due 04/15/2037 •(a)	956	184
6.500% due 07/25/2043	367	447
8.500% due 06/01/2025	1	1
9.563% due 08/15/2044 •	438	556
Ginnie Mae
0.570% due 06/20/2065 •	448	450
0.607% due 07/20/2067 •	2,207	2,219
0.707% due 03/20/2065 •	1,322	1,338
0.737% due 03/20/2065 •	1,443	1,460
0.877% due 10/20/2066 •	899	914
0.907% due 05/20/2066 •	546	556
0.957% due 04/20/2066 •	1,022	1,043

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2021 (Unaudited)

1.007% due 04/20/2066 •	954	974
1.249% due 09/20/2067 •	1,929	1,966
1.343% due 08/20/2070 •	1,705	1,812
2.125% (H15T1Y + 1.500%) due 10/20/2025 ~	46	47
2.250% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	32	32
2.250% due 07/20/2030 •	27	28
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	12	11
2.875% due 04/20/2027 - 05/20/2027 •	38	39
4.500% due 08/20/2048	2,294	2,470
Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 11/01/2047	7,728	8,351
4.000% due 08/01/2048	669	729
4.500% due 04/01/2024 - 07/01/2025	329	346
6.000% due 11/01/2022	2	2
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036	26,000	26,781
3.500% due 08/01/2051	1,000	1,053

Total U.S. Government Agencies (Cost $79,861)		81,009

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
2.125% due 09/30/2021	8,100	8,142
2.750% due 08/15/2021	3,100	3,110

Total U.S. Treasury Obligations (Cost $11,252)		11,252

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	24	24
Banc of America Funding Trust 2.852% due 05/25/2035 ~	211	214
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~	35	36
2.509% due 02/25/2033 ~	1	2
2.829% due 02/25/2033 ~	3	3
3.259% due 02/25/2036 ^~	11	11
Bear Stearns ALT-A Trust 2.624% due 05/25/2035 ~	158	162
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •	22	23
2.220% due 09/25/2035 •	29	30
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	243	244
2.665% due 02/20/2035 ~	20	20
2.800% due 11/25/2034 ~	42	42
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~	22	21
4.953% due 06/25/2032 ~	2	2
CRSNT Commercial Mortgage Trust 0.900% due 04/15/2036 •	1,300	1,303
DROP Mortgage Trust 1.220% due 04/15/2026 •	1,100	1,106
GS Mortgage Securities Trust 3.206% due 02/10/2048	1,469	1,532
GSR Mortgage Loan Trust
2.118% due 06/25/2034 ~	244	249
2.924% due 09/25/2035 ~	182	186
HomeBanc Mortgage Trust 0.572% due 07/25/2035 •	75	75
Impac CMB Trust 0.792% due 02/25/2036 •	440	454
JP Morgan Mortgage Trust 2.497% due 04/25/2035 ~	178	191
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~	291	294
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.933% due 08/15/2032 •	698	668
Merrill Lynch Mortgage Investors Trust 2.809% due 02/25/2035 ~	81	82
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,914	2,000
Prime Mortgage Trust 0.492% due 02/25/2034 •	13	13
RBSSP Resecuritization Trust 2.254% due 12/25/2035 ~	56	56
Ready Capital Mortgage Financing LLC 1.092% due 04/25/2038 •	1,300	1,304
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •	133	55
0.593% due 07/19/2035 •	48	49
0.753% due 09/19/2032 •	26	26
0.919% due 05/19/2035 •	575	578
5.176% due 06/25/2029 ~	26	26
Towd Point HE Trust 0.918% due 02/25/2063 ~	887	887

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.632% due 07/25/2045 •	49	48
0.632% due 12/25/2045 •	49	50
0.672% due 10/25/2045 •	32	32
1.186% due 01/25/2046 •	213	218
1.516% due 06/25/2042 •	12	12

Total Non-Agency Mortgage-Backed Securities (Cost $12,124)		12,328

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.318% due 08/15/2033 •	340	344
1.723% due 03/15/2032 •	99	100
Bear Stearns Asset-Backed Securities Trust 1.092% due 10/25/2037 •	87	87
Chesapeake Funding LLC
0.443% due 08/15/2030 •	443	443
3.230% due 08/15/2030	325	328
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •	13	8
Edsouth Indenture LLC 1.242% due 09/25/2040 •	149	150
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	900	917
Fremont Home Loan Trust 0.152% due 01/25/2037 •	7	4
GSAMP Trust 0.162% due 12/25/2036 •	50	31
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •	80	31
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 03/25/2035 •	107	108
Securitized Asset-Backed Receivables LLC Trust 0.152% due 12/25/2036 ^•	88	30
SLM Student Loan Trust
0.296% due 01/25/2027 •	433	432
0.589% due 12/15/2027 •	132	132
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	108	108
Structured Asset Investment Loan Trust 1.067% due 10/25/2033 •	28	28
Towd Point Mortgage Trust 3.000% due 11/25/2059 ~	472	475

Total Asset-Backed Securities (Cost $3,820)		3,756

SHORT-TERM INSTRUMENTS 50.2%
SHORT-TERM NOTES 0.6%
Federal Home Loan Bank 0.045% due 09/17/2021 (e)(f)	2,800	2,800

U.S. TREASURY BILLS 46.8%
0.044% due 07/29/2021 - 12/16/2021 (c)(d)(e)	207,600	207,573

U.S. TREASURY CASH MANAGEMENT BILLS 2.8%
0.022% due 09/14/2021 - 10/19/2021 (d)(e)	12,500	12,499

Total Short-Term Instruments (Cost $222,875)		222,872

Total Investments in Securities (Cost $381,568)		383,352

	SHARES
INVESTMENTS IN AFFILIATES 19.4%
SHORT-TERM INSTRUMENTS 19.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%
PIMCO Short Asset Portfolio	8,570,007	85,889
PIMCO Short-Term Floating NAV Portfolio III	11,988	118

Total Short-Term Instruments (Cost $84,518)		86,007

Total Investments in Affiliates (Cost $84,518)		86,007

Total Investments 105.8% (Cost $466,086)		$469,359
Financial Derivative Instruments (g)(j) 0.0%(Cost or Premiums, net $0)		7
Other Assets and Liabilities, net (5.8)%		(25,761)

Net Assets 100.0%		$443,605

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$2,000	$(2,011)	$(2,016)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2051	27,600	(29,528)	(29,415)

Total Short Sales (7.1)%	$(31,539)	$(31,431)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	864	$190,357	$(313)	$20	$0
U.S. Treasury 5-Year Note September Futures	09/2021	824	101,706	(244)	52	0

$(557)	$72	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	201	$(26,633)	$(128)	$0	$(47)
U.S. Treasury 30-Year Bond September Futures	09/2021	28	(4,501)	(142)	0	(18)

$(270)	$0	$(65)

Total Futures Contracts	$(827)	$72	$(65)

Cash of $892 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,146	$0	$17,146
Industrials	0	21,123	0	21,123
Utilities	0	10,542	0	10,542
Municipal Bonds & Notes
California	0	2,616	0	2,616
Texas	0	708	0	708
U.S. Government Agencies	0	81,009	0	81,009
U.S. Treasury Obligations	0	11,252	0	11,252
Non-Agency Mortgage-Backed Securities	0	12,328	0	12,328
Asset-Backed Securities	0	3,756	0	3,756
Short-Term Instruments
Short-Term Notes	0	2,800	0	2,800
U.S. Treasury Bills	0	207,573	0	207,573
U.S. Treasury Cash Management Bills	0	12,499	0	12,499

	$0	$383,352	$0	$383,352
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,007	$0	$0	$86,007

Total Investments	$86,007	$383,352	$0	$469,359

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(31,431)	$0	$(31,431)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$72	$0	$72

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(65)	$0	$(65)

Total Financial Derivative Instruments	$0	$7	$0	$7

Totals	$86,007	$351,928	$0	$437,935

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,828	$1,908
Alphabet Holding Co., Inc. 3.604% (LIBOR03M + 3.500%) due 09/26/2024 ~		96	96
Altice France S.A. 4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,365	1,365
Aramark Services, Inc.
1.854% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	92
2.604% (LIBOR03M + 2.500%) due 04/06/2028 ~		2,233	2,228
Avantor, Inc. 3.000% (LIBOR03M + 2.000%) due 11/21/2024 ~		189	189
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		753	746
Axalta Coating Systems U.S. Holdings, Inc. 1.897% (LIBOR03M + 1.750%) due 06/01/2024 ~		59	59
Banijay Entertainment S.A.S 3.836% (LIBOR03M + 3.750%) due 03/01/2025 ~		203	203
Bausch Health Cos., Inc.
2.854% (LIBOR03M + 2.750%) due 11/27/2025 ~		413	410
3.104% (LIBOR03M + 3.000%) due 06/02/2025 ~		258	257
BWAY Holding Co. 3.354% (LIBOR03M + 3.250%) due 04/03/2024 ~		67	66
Caesars Resort Collection LLC
2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		63,052	62,582
4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		11,910	11,964
Camelot U.S. Acquisition Co. 3.104% (LIBOR03M + 3.000%) due 10/30/2026 ~		296	295
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		11,612	11,903
Cengage Learning, Inc. TBD% due 06/29/2026		12,161	12,188
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,775	7,683
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,698	1,687
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		40,323	40,060
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		45	45
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		3,929	3,933
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		2,704	2,707
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,379	9,389
Emerald TopCo, Inc. 3.604% - 3.686% (LIBOR03M + 3.500%) due 07/24/2026 ~		10,930	10,885
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		14,322	12,299
Forest City Enterprises LP 3.604% (LIBOR03M + 3.500%) due 12/08/2025 ~		490	479
Gates Global LLC 3.500% (LIBOR03M + 2.750%) due 03/31/2027 ~		670	670
Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	3,978
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	55,495	65,526
Intelsat Jackson Holdings S.A.
3.600% - 5.618% (LIBOR03M + 5.500%) due 07/13/2022 ~		$7,675	7,771
8.000% (PRIME + 4.750%) due 11/27/2023 ~		13,689	13,906
8.625% due 01/02/2024 ~		225	230
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		97	97
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		610	603
Lealand Finance Company B.V. 3.096% (LIBOR03M + 3.000%) due 06/30/2024 «~		156	101
Lealand Finance Company B.V. (1.093% Cash and 3.000% PIK) 4.093% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		565	260
MH Sub LLC 3.604% (LIBOR03M + 3.500%) due 09/13/2024 ~		164	163
Nascar Holdings, Inc. 2.854% (LIBOR03M + 2.750%) due 10/19/2026 ~		1,043	1,039

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Nielsen Finance LLC 2.081% (LIBOR03M + 2.000%) due 10/04/2023 ~		69	69
Nouryon Finance BV 2.843% - 5.000% (LIBOR03M + 2.750%) due 10/01/2025 ~		1,138	1,131
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~		27,431	27,438
Parexel International Corp. 2.845% (LIBOR03M + 2.750%) due 09/27/2024 ~		8,814	8,773
Petco Health & Wellness Co. 4.000% due 03/03/2028		2,793	2,792
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~		11,100	11,121
PUG LLC 3.604% (LIBOR03M + 3.500%) due 02/12/2027 ~		390	382
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	519
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		19,523	19,686
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		1,732	1,713
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	798
Sinclair Television Group, Inc. 2.610% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,389	1,376
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		700	740
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		4,550	4,541
SS&C Technologies Holdings Europe S.a.r.l. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		192	190
SS&C Technologies, Inc. 1.854% (LIBOR03M + 1.750%) due 04/16/2025 ~		241	238
Sunshine Luxembourg S.a.r.l. 4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~		15,131	15,197
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,179	1,170
TransDigm, Inc.
2.354% (LIBOR03M + 2.250%) due 08/22/2024 ~		37,233	36,823
2.354% (LIBOR03M + 2.250%) due 05/30/2025 ~		30,607	30,186
2.354% (LIBOR03M + 2.250%) due 12/09/2025 ~		38,539	38,012
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		910	915
Uber Technologies, Inc.
3.604% (LIBOR03M + 3.500%) due 04/04/2025 ~		22,184	22,200
3.604% (LIBOR03M + 3.500%) due 02/16/2027 ~		34,703	34,749
Univision Communications, Inc. 2.854% (LIBOR03M + 2.750%) due 03/15/2024 ~		5,621	5,619
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 «~(c)		240	52
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		27	26
Whatabrands LLC 2.832% (LIBOR03M + 2.750%) due 07/31/2026 ~		489	488
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		10,019	10,066
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		195	193
Zayo Group Holdings, Inc.
3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		9,888	9,791
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	1,975	2,332
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~		$3,237	3,158

Total Loan Participations and Assignments (Cost $580,797)			582,546

CORPORATE BONDS & NOTES 31.7%
BANKING & FINANCE 11.9%
AerCap Ireland Capital DAC
4.125% due 07/03/2023		445	472
4.625% due 07/01/2022		200	208
AIB Group PLC 4.263% due 04/10/2025 •		2,600	2,804
Ally Financial, Inc. 8.000% due 11/01/2031		2,364	3,397
Ambac LSNI LLC 6.000% due 02/12/2023 •		4,505	4,508
Antares Holdings LP 3.950% due 07/15/2026		2,100	2,188
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	513
Athora Netherlands NV 2.375% due 05/17/2024	EUR	300	373
Aviation Capital Group LLC 2.875% due 01/20/2022		$4,308	4,352

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,169	2,235
3.250% due 02/15/2027		490	506
3.625% due 05/01/2022		1,391	1,423
3.950% due 07/01/2024		2,630	2,806
5.125% due 10/01/2023		3,415	3,693
5.500% due 01/15/2023		3,456	3,672
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(j)(k)	EUR	1,600	2,054
Banco Bradesco S.A.
2.850% due 01/27/2023		$2,301	2,355
3.200% due 01/27/2025		1,800	1,854
Banco BTG Pactual S.A. 4.500% due 01/10/2025		2,100	2,202
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	7,100	1,909
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(j)(k)	EUR	1,300	1,825
Barclays Bank PLC 7.625% due 11/21/2022 (k)		$11,356	12,390
Barclays PLC
1.824% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	1,000	767
3.932% due 05/07/2025 •		$3,752	4,052
6.125% due 12/15/2025 •(j)(k)		28,342	31,442
6.375% due 12/15/2025 •(j)(k)	GBP	200	310
7.125% due 06/15/2025 •(j)(k)		5,200	8,236
7.250% due 03/15/2023 •(j)(k)		13,925	20,828
7.750% due 09/15/2023 •(j)(k)		$7,490	8,248
7.875% due 03/15/2022 •(j)(k)		4,805	5,018
7.875% due 09/15/2022 •(j)(k)	GBP	11,000	16,347
8.000% due 06/15/2024 •(j)(k)		$4,000	4,552
BGC Partners, Inc. 3.750% due 10/01/2024		640	676
BNP Paribas S.A.
4.625% due 02/25/2031 •(j)(k)		10,900	11,374
6.750% due 03/14/2022 •(j)(k)		1,400	1,448
BOC Aviation Ltd. 1.271% (US0003M + 1.125%) due 09/26/2023 ~		400	400
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,614
CBL & Associates LP 5.950% due 12/15/2026 ^(d)		186	105
CIT Bank N.A. 2.969% due 09/27/2025 •		1,300	1,364
CIT Group, Inc.
5.000% due 08/15/2022		8,328	8,714
5.000% due 08/01/2023		1,815	1,965
CNH Industrial Capital LLC 3.875% due 10/15/2021		20	20
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	707
Credit Suisse AG 6.500% due 08/08/2023 (k)		3,400	3,764
Credit Suisse Group AG
5.250% due 02/11/2027 •(j)(k)		3,400	3,604
6.250% due 12/18/2024 •(j)(k)		1,500	1,646
6.375% due 08/21/2026 •(j)(k)		2,400	2,677
7.125% due 07/29/2022 •(j)(k)		2,500	2,611
7.250% due 09/12/2025 •(j)(k)		800	905
7.500% due 07/17/2023 •(j)(k)		2,300	2,507
7.500% due 12/11/2023 •(j)(k)		3,100	3,446
CTR Partnership LP 5.250% due 06/01/2025		66	68
CyrusOne LP 1.450% due 01/22/2027	EUR	500	605
Deutsche Bank AG
0.107% (EUR003M + 0.650%) due 09/10/2021 ~		1,600	1,899
1.346% (US0003M + 1.190%) due 11/16/2022 ~		$1,000	1,009
1.750% due 11/19/2030 •	EUR	700	878
2.222% due 09/18/2024 •		$9,900	10,171
2.625% due 12/16/2024	GBP	3,500	5,060
3.547% due 09/18/2031 •		$800	852
3.875% due 02/12/2024	GBP	900	1,333
3.961% due 11/26/2025 •		$9,810	10,612
4.250% due 10/14/2021		3,170	3,204
5.000% due 02/14/2022		7,270	7,470
5.625% due 05/19/2031 •	EUR	3,200	4,497
DNB Bank ASA 6.500% due 03/26/2022 • (j)(k)		$300	311
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		170	171
EPR Properties
4.750% due 12/15/2026		627	680
4.950% due 04/15/2028		316	342
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	3,800	4,833

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		$664	762
4.850% due 04/17/2028		80	92
FCE Bank PLC
0.869% due 09/13/2021	EUR	3,900	4,631
1.615% due 05/11/2023		300	363
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		4,790	5,676
0.000% due 12/07/2022 •		200	236
0.157% due 12/01/2024 •		900	1,040
1.068% (US0003M + 0.880%) due 10/12/2021 ~		$1,600	1,598
1.256% (US0003M + 1.080%) due 08/03/2022 ~		11,100	11,061
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,600	3,588
1.416% (US0003M + 1.270%) due 03/28/2022 ~		3,600	3,592
1.514% due 02/17/2023	EUR	4,100	4,941
1.744% due 07/19/2024		5,100	6,146
2.330% due 11/25/2025		200	246
2.386% due 02/17/2026		2,000	2,466
2.748% due 06/14/2024	GBP	2,500	3,512
2.979% due 08/03/2022		$1,500	1,525
3.021% due 03/06/2024	EUR	600	747
3.087% due 01/09/2023		$7,900	8,068
3.096% due 05/04/2023		2,900	2,962
3.219% due 01/09/2022		1,000	1,012
3.250% due 09/15/2025	EUR	2,200	2,801
3.339% due 03/28/2022		$6,500	6,614
3.340% (US0003M + 3.140%) due 01/07/2022 ~		10,613	10,717
3.350% due 11/01/2022		200	205
3.370% due 11/17/2023		3,300	3,425
3.375% due 11/13/2025		22,700	23,567
3.550% due 10/07/2022		8,654	8,897
3.664% due 09/08/2024		1,600	1,682
3.813% due 10/12/2021		8,265	8,337
4.063% due 11/01/2024		800	852
4.140% due 02/15/2023		8,000	8,300
4.250% due 09/20/2022		3,779	3,912
4.535% due 03/06/2025	GBP	4,800	7,130
5.125% due 06/16/2025		$200	221
5.596% due 01/07/2022		3,100	3,167
5.875% due 08/02/2021		4,300	4,327
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,569	2,672
GLP Capital LP 5.300% due 01/15/2029		902	1,053
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	303
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,500	1,610
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		13,100	13,387
HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	6,946
2.848% due 06/04/2031 •		7,565	7,859
3.000% due 05/29/2030 •	GBP	1,600	2,393
3.973% due 05/22/2030 •		$2,400	2,688
4.292% due 09/12/2026 •		6,300	7,016
4.583% due 06/19/2029 •		1,000	1,157
4.600% due 12/17/2030 •(j)(k)		10,000	10,400
4.950% due 03/31/2030		11,964	14,453
6.000% due 09/29/2023 •(j)(k)	EUR	1,900	2,474
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		$1,400	1,422
ING Groep NV
4.875% due 05/16/2029 •(j)(k)		7,500	7,852
5.750% due 11/16/2026 •(j)(k)		2,425	2,688
6.875% due 04/16/2022 (j)(k)		200	208
International Finance Corp. 8.000% due 10/09/2023	IDR	7,400,000	544
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$6,000	6,145
3.250% due 01/24/2025		4,200	4,325
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	8,781	768
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		3,500	4,475
3.950% due 06/30/2022	GBP	8,096	11,445
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		$411	480
Lloyds Banking Group PLC
4.000% due 03/07/2025 •	AUD	700	573
4.947% due 06/27/2025 •(j)(k)	EUR	400	524
5.125% due 12/27/2024 (j)(k)	GBP	700	1,029
7.500% due 06/27/2024 •(j)(k)		$600	684
7.500% due 09/27/2025 •(j)(k)		4,800	5,628
7.875% due 06/27/2029 •(j)(k)	GBP	2,708	4,788

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		$2,000	2,139
4.500% due 01/15/2028		528	559
4.625% due 06/15/2025		4,815	5,154
5.625% due 05/01/2024		15,975	17,320
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,500	3,527
2.550% due 12/05/2023		1,100	1,564
3.692% due 06/05/2028		1,100	1,624
5.250% due 08/01/2026		$2,140	2,210
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,685
4.302% due 03/08/2029 •		5,600	6,330
Natwest Group PLC
4.445% due 05/08/2030 •		7,400	8,482
4.892% due 05/18/2029 •		1,430	1,677
5.076% due 01/27/2030 •		6,400	7,597
8.000% due 08/10/2025 •(j)(k)		1,900	2,253
8.625% due 08/15/2021 •(j)(k)		15,317	15,463
Navient Corp.
6.500% due 06/15/2022		11,286	11,782
7.250% due 01/25/2022		27,850	28,921
NE Property BV 1.875% due 10/09/2026	EUR	300	366
Newmark Group, Inc. 6.125% due 11/15/2023		$1,000	1,102
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		290	290
0.838% (US0003M + 0.650%) due 07/13/2022 ~		384	385
1.078% (US0003M + 0.890%) due 01/13/2022 ~		292	293
1.900% due 09/14/2021		762	764
2.600% due 09/28/2022		1,518	1,550
2.650% due 07/13/2022		1,288	1,310
2.800% due 01/13/2022		300	303
3.650% due 09/21/2021		300	302
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		728	781
4.500% due 01/15/2025		400	437
4.950% due 04/01/2024		1,000	1,089
OneMain Finance Corp.
5.625% due 03/15/2023		3,516	3,760
6.125% due 05/15/2022		13,854	14,429
6.125% due 03/15/2024		1,018	1,097
6.875% due 03/15/2025		3,081	3,481
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,872	4,071
Physicians Realty LP 3.950% due 01/15/2028		56	62
QNB Finance Ltd.
1.610% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,605
1.760% (US0003M + 1.570%) due 07/19/2021 ~		1,800	1,802
Sabra Health Care LP
3.900% due 10/15/2029		178	188
4.800% due 06/01/2024		236	258
Santander Holdings USA, Inc.
3.244% due 10/05/2026		4,701	5,029
4.400% due 07/13/2027		78	88
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,871
6.750% due 06/24/2024 •(j)(k)	GBP	5,596	8,655
7.375% due 06/24/2022 •(j)(k)		27,783	40,641
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$15,000	15,501
Sitka Holdings LLC 4.643% due 07/06/2026 •(b)		4,511	4,508
SL Green Operating Partnership LP 3.250% due 10/15/2022		792	816
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,100	2,149
3.550% due 04/15/2024		1,300	1,382
Societe Generale S.A.
1.792% due 06/09/2027 •		5,000	4,994
6.750% due 04/06/2028 •(j)(k)		400	454
7.375% due 09/13/2021 •(j)(k)		400	405
7.375% due 09/13/2021 •(j)(k)		5,100	5,158
7.375% due 10/04/2023 •(j)(k)		2,100	2,296
Society of Lloyd's 4.750% due 10/30/2024	GBP	200	307
Standard Chartered PLC
4.750% due 01/14/2031 •(j)(k)		$3,000	3,089
7.500% due 04/02/2022 •(j)(k)		1,000	1,044
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	403	744
TP ICAP PLC
5.250% due 01/26/2024		37,152	56,467
5.250% due 05/29/2026		200	317

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

UBS AG
5.125% due 05/15/2024 (k)		$2,150	2,375
7.625% due 08/17/2022 (k)		2,500	2,690
UBS Group AG
5.125% due 07/29/2026 •(j)(k)		1,100	1,200
5.750% due 02/19/2022 •(j)(k)	EUR	5,900	7,223
7.125% due 08/10/2021 •(j)(k)		$1,300	1,308
UniCredit SpA
6.750% due 09/10/2021 •(j)(k)	EUR	500	600
7.830% due 12/04/2023		$24,440	28,332
9.250% due 06/03/2022 •(j)(k)	EUR	7,005	8,912
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,948	6,159
7.395% due 03/28/2024		2,734	4,048
Uniti Group LP
6.500% due 02/15/2029		$14,653	14,710
7.875% due 02/15/2025		33,204	35,649
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		2,075	1,901

			980,522

INDUSTRIALS 14.6%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	25,713	35,740
4.875% due 07/31/2043		2,600	3,833
5.500% due 07/31/2050		300	460
Adevinta ASA
2.625% due 11/15/2025	EUR	6,300	7,672
3.000% due 11/15/2027		2,000	2,459
Altice Financing S.A.
2.250% due 01/15/2025		2,900	3,346
3.000% due 01/15/2028		7,700	8,707
5.000% due 01/15/2028		$700	688
Altice France S.A.
7.375% due 05/01/2026		1,099	1,144
8.125% due 02/01/2027		20,558	22,424
Amdocs Ltd. 2.538% due 06/15/2030		5,400	5,406
American Airlines Pass-Through Trust
3.000% due 04/15/2030		159	162
3.350% due 04/15/2031		59	60
3.375% due 11/01/2028		947	943
American Airlines, Inc. 5.750% due 04/20/2029		1,598	1,730
Arconic Corp. 6.000% due 05/15/2025		1,164	1,242
Associated Materials LLC 9.000% due 09/01/2025		810	861
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		128	130
4.375% due 01/15/2028		623	632
Baidu, Inc.
3.500% due 11/28/2022		200	208
3.875% due 09/29/2023		300	319
Bausch Health Cos., Inc. 6.125% due 04/15/2025		10,705	10,986
Boeing Co.
4.875% due 05/01/2025		1,334	1,495
5.040% due 05/01/2027		2,947	3,402
5.150% due 05/01/2030		6,331	7,503
Bombardier, Inc.
6.000% due 10/15/2022		418	419
6.125% due 01/15/2023		45,598	48,117
7.500% due 03/15/2025		124	128
7.875% due 04/15/2027		3,083	3,203
Broadcom Corp. 3.875% due 01/15/2027		992	1,097
Broadcom, Inc.
2.450% due 02/15/2031		5,000	4,917
3.459% due 09/15/2026		2,535	2,763
3.469% due 04/15/2034		1,106	1,171
4.110% due 09/15/2028		2,369	2,667
4.150% due 11/15/2030		2,952	3,314
4.300% due 11/15/2032		3,031	3,455
5.000% due 04/15/2030		92	109
Cablevision Lightpath LLC 3.875% due 09/15/2027		10,000	9,917
Caesars Entertainment, Inc. 6.250% due 07/01/2025		700	743
CCO Holdings LLC
4.500% due 08/15/2030		1,975	2,059
4.500% due 06/01/2033		5,981	6,128
4.750% due 03/01/2030		1,926	2,039
Centene Corp.
2.450% due 07/15/2028 (b)		19,000	19,280

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

4.250% due 12/15/2027		757	799
4.625% due 12/15/2029		1,473	1,622
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		2,761	2,839
3.500% due 06/01/2041		13,600	13,714
4.800% due 03/01/2050		1,760	2,025
Citrix Systems, Inc. 3.300% due 03/01/2030		852	897
CommScope, Inc. 8.250% due 03/01/2027		15,060	16,115
Community Health Systems, Inc.
4.750% due 02/15/2031		4,900	4,925
5.625% due 03/15/2027		24,140	25,801
6.000% due 01/15/2029		5,080	5,442
6.625% due 02/15/2025		6,234	6,600
8.000% due 03/15/2026		6,733	7,263
Connect Finco SARL 6.750% due 10/01/2026		582	616
Corning, Inc. 5.450% due 11/15/2079		600	842
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)		1,200	0
CVS Pass-Through Trust 7.507% due 01/10/2032		71	90
DAE Funding LLC
4.500% due 08/01/2022		3,399	3,414
5.000% due 08/01/2024		407	419
5.250% due 11/15/2021		3,960	3,995
Dell International LLC 6.020% due 06/15/2026		16,000	19,217
Delta Air Lines, Inc. 7.000% due 05/01/2025		6,970	8,139
Diamond Resorts International, Inc. 7.750% due 09/01/2023		2,817	2,906
Energy Transfer LP 5.875% due 03/01/2022		380	388
Exela Intermediate LLC 10.000% due 07/15/2023		124	82
Expedia Group, Inc. 6.250% due 05/01/2025		9,627	11,206
F-Brasile SpA 7.375% due 08/15/2026		300	310
Gap, Inc.
8.375% due 05/15/2023		1,234	1,392
8.625% due 05/15/2025		15,841	17,398
8.875% due 05/15/2027		2,775	3,218
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	900	1,109
2.949% due 01/24/2024		7,960	9,938
3.125% due 11/17/2023		5,000	6,261
6.510% due 03/07/2022		$180	187
8.625% due 04/28/2034		300	449
Gazprom PJSC Via Gaz Capital S.A. 2.500% due 03/21/2026	EUR	16,200	20,163
General Electric Co. 6.875% due 01/10/2039		$4	6
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,638	3,999
5.106% due 03/15/2034		4,883	7,825
Heathrow Funding Ltd. 4.875% due 07/15/2023		$1,600	1,602
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,803
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		700	692
3.750% due 05/01/2029		13,700	13,855
4.000% due 05/01/2031		700	707
5.375% due 05/01/2025		1,600	1,689
5.750% due 05/01/2028		1,600	1,735
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		5,000	5,019
Hyundai Capital America 0.800% due 04/03/2023		22,100	22,105
iHeartCommunications, Inc.
6.375% due 05/01/2026		4,419	4,710
8.375% due 05/01/2027		3,587	3,847
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,100	1,327
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,474	1,549
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,556	1,703
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		680	227
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)		12,750	7,315

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

8.000% due 02/15/2024		10,525	10,887
8.500% due 10/15/2024 ^(d)		21,454	12,735
9.750% due 07/15/2025 ^(d)		4,608	2,692
InterContinental Hotels Group PLC 2.125% due 05/15/2027	EUR	4,668	5,971
IQVIA, Inc. 2.875% due 09/15/2025		100	120
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$3,289	3,639
Kraft Heinz Foods Co.
3.000% due 06/01/2026		2,039	2,172
3.750% due 04/01/2030		3,900	4,285
3.875% due 05/15/2027		6,602	7,259
4.250% due 03/01/2031		2,210	2,513
Level 3 Financing, Inc.
3.400% due 03/01/2027		238	253
3.875% due 11/15/2029		1,032	1,107
Leviathan Bond Ltd. 5.750% due 06/30/2023		2,300	2,412
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,000	1,006
Marriott International, Inc. 4.625% due 06/15/2030		236	272
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		588	627
Marvell Technology, Inc.
1.650% due 04/15/2026		13,400	13,402
2.450% due 04/15/2028		2,803	2,860
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,570	2,719
5.625% due 07/17/2027		6,600	6,906
MGM China Holdings Ltd. 5.875% due 05/15/2026		200	210
MGM Resorts International 7.750% due 03/15/2022		7,059	7,387
Micron Technology, Inc.
4.663% due 02/15/2030		1,425	1,659
5.327% due 02/06/2029		838	1,014
Mitchells & Butlers Finance PLC
0.569% (US0003M + 0.450%) due 12/15/2030 ~		5,903	5,614
6.013% due 12/15/2030	GBP	312	477
NCL Corp. Ltd. 10.250% due 02/01/2026		$2,100	2,446
Netflix, Inc.
3.625% due 05/15/2027	EUR	600	820
3.625% due 06/15/2030		1,900	2,684
3.875% due 11/15/2029		4,709	6,735
4.625% due 05/15/2029		1,600	2,374
4.875% due 06/15/2030		$1,400	1,669
5.375% due 11/15/2029		410	499
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,400	4,397
3.201% due 09/17/2028		4,500	6,050
3.522% due 09/17/2025		$9,100	9,724
4.345% due 09/17/2027		5,570	6,128
4.810% due 09/17/2030		5,200	5,876
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		957	1,059
NXP BV
4.300% due 06/18/2029		900	1,033
5.550% due 12/01/2028		2,100	2,584
Occidental Petroleum Corp. 1.606% (US0003M + 1.450%) due 08/15/2022 ~		1,366	1,360
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (g)(j)		690	10
0.000% due 08/02/2021 (g)(j)		230	3
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		115	124
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,384
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		3,300	149
5.500% due 04/12/2037 ^(d)		4,350	196
6.000% due 05/16/2024 ^(d)		1,810	81
6.000% due 11/15/2026 ^(d)		3,434	155
9.000% due 11/17/2021 ^(d)		100	5
9.750% due 05/17/2035 ^(d)		840	38
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	1,700	2,020
2.750% due 04/21/2027		300	333
5.350% due 02/12/2028		$40	39
5.950% due 01/28/2031		9,331	9,077
6.490% due 01/23/2027		2,620	2,771
6.500% due 03/13/2027		1,340	1,416
6.500% due 01/23/2029		13,475	13,886
6.750% due 09/21/2047		70	62

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

6.840% due 01/23/2030		4,819	4,972
6.875% due 08/04/2026		6,000	6,565
6.950% due 01/28/2060		3,800	3,368
7.690% due 01/23/2050		1,050	1,012
PetSmart, Inc. 4.750% due 02/15/2028		1,400	1,456
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		5,709	6,188
Qatar Petroleum 1.375% due 09/12/2026 (b)		20,900	20,880
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,788
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$10,564	11,401
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	6,450	7,548
3.625% due 10/14/2025		$6,000	6,088
4.625% due 02/16/2026	EUR	3,700	4,796
5.750% due 10/15/2027		$700	772
5.750% due 10/15/2027	GBP	1,900	2,884
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$3,432	3,913
11.500% due 06/01/2025		23,502	27,117
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		2,691	3,109
Sands China Ltd.
3.800% due 01/08/2026		2,300	2,465
4.375% due 06/18/2030		1,000	1,085
4.600% due 08/08/2023		1,000	1,065
5.125% due 08/08/2025		25,253	28,278
5.400% due 08/08/2028		1,800	2,092
Seagate HDD Cayman 3.375% due 07/15/2031		6,100	5,903
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		437	472
Southwest Airlines Co. 5.125% due 06/15/2027		4,773	5,618
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		198	202
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		63	63
4.738% due 03/20/2025		3,656	3,932
5.152% due 09/20/2029		10,190	11,742
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	5,000	5,913
5.000% due 02/15/2027		$5,000	5,184
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		36,281	39,946
Syngenta Finance NV
4.441% due 04/24/2023		5,900	6,232
4.892% due 04/24/2025		700	776
5.182% due 04/24/2028		3,600	4,117
T-Mobile USA, Inc.
2.250% due 02/15/2026		8,300	8,373
2.625% due 04/15/2026		23,500	24,087
Tencent Holdings Ltd. 2.880% due 04/22/2031		1,800	1,863
Tenet Healthcare Corp.
4.625% due 07/15/2024		27	27
6.750% due 06/15/2023		8,101	8,850
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		227	228
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		16,642	16,640
6.000% due 01/31/2025	EUR	1,200	1,535
Times Square Hotel Trust 8.528% due 08/01/2026		$167	182
Topaz Solar Farms LLC
4.875% due 09/30/2039		525	572
5.750% due 09/30/2039		4,101	4,766
Transocean Guardian Ltd. 5.875% due 01/15/2024		119	116
Transocean Pontus Ltd. 6.125% due 08/01/2025		29	29
Transocean, Inc.
7.250% due 11/01/2025		1,482	1,295
7.500% due 01/15/2026		1,268	1,092
8.000% due 02/01/2027		1,461	1,232
Travel + Leisure Co.
3.900% due 03/01/2023		1,753	1,811
4.250% due 03/01/2022		34	34
6.000% due 04/01/2027		2,155	2,374
Triumph Group, Inc. 6.250% due 09/15/2024		425	433
U.S. Foods, Inc. 6.250% due 04/15/2025		18,100	19,209

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	561
UAL Pass-Through Trust 6.636% due 01/02/2024		2,093	2,171
Uber Technologies, Inc. 7.500% due 05/15/2025		13,237	14,302
United Airlines Pass-Through Trust 5.875% due 04/15/2029		9,041	10,050
United Airlines, Inc.
4.375% due 04/15/2026		500	518
4.625% due 04/15/2029		3,300	3,420
United Group BV
3.125% due 02/15/2026	EUR	1,800	2,081
4.875% due 07/01/2024		7,040	8,455
Univision Communications, Inc.
5.125% due 02/15/2025		$11,657	11,928
6.625% due 06/01/2027		2,464	2,673
9.500% due 05/01/2025		777	859
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		239	249
Vale Overseas Ltd.
6.250% due 08/10/2026		3,045	3,667
6.875% due 11/21/2036		406	557
6.875% due 11/10/2039		1,200	1,680
Viking Cruises Ltd. 13.000% due 05/15/2025		1,500	1,768
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	600	715
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027		1,700	2,034
Weir Group PLC 2.200% due 05/13/2026		$11,800	11,859
Western Midstream Operating LP 2.288% (US0003M + 1.850%) due 01/13/2023 ~		1,280	1,274
Windstream Escrow LLC 7.750% due 08/15/2028		135	139
Wynn Las Vegas LLC
5.250% due 05/15/2027		990	1,066
5.500% due 03/01/2025		2,200	2,374
Wynn Macau Ltd.
4.875% due 10/01/2024		15,060	15,257
5.125% due 12/15/2029		600	620
5.500% due 01/15/2026		24,400	25,607
5.500% due 10/01/2027		2,500	2,609
Wynn Resorts Finance LLC 7.750% due 04/15/2025		14,379	15,528
Yellowstone Energy LP 5.750% due 12/31/2026«		1,721	1,896
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		5,906	5,873

			1,200,439

UTILITIES 5.2%
American Transmission Systems, Inc. 5.250% due 01/15/2022		400	410
Edison International 5.750% due 06/15/2027		570	649
Enable Midstream Partners LP 4.950% due 05/15/2028		77	88
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,115	1,159
6.000% due 11/27/2023		7,815	8,624
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	83,172
Lumen Technologies, Inc. 4.000% due 02/15/2027		$710	725
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		43	43
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		1,947	1,000
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		13	13
ONEOK, Inc. 4.250% due 02/01/2022		210	213
Pacific Gas & Electric Co.
1.367% due 03/10/2023		44,472	44,475
1.750% due 06/16/2022		3,206	3,205
2.100% due 08/01/2027		14,923	14,509
2.500% due 02/01/2031		200	188
2.950% due 03/01/2026		3,735	3,825
3.150% due 01/01/2026		28,529	29,446
3.250% due 06/15/2023		7,095	7,335
3.250% due 06/01/2031		5,000	4,924
3.300% due 03/15/2027		1,510	1,565
3.300% due 12/01/2027		6,710	6,904

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

3.400% due 08/15/2024		5,892	6,188
3.450% due 07/01/2025		10,221	10,719
3.500% due 06/15/2025		11,026	11,571
3.750% due 02/15/2024		12,732	13,359
3.750% due 07/01/2028		5,599	5,873
3.750% due 08/15/2042		140	128
4.000% due 12/01/2046		32	30
4.250% due 08/01/2023		5,440	5,768
4.300% due 03/15/2045		479	462
4.450% due 04/15/2042		888	882
4.500% due 07/01/2040		2,303	2,308
4.500% due 12/15/2041		432	422
4.550% due 07/01/2030		11,197	11,986
4.600% due 06/15/2043		132	131
4.650% due 08/01/2028		800	881
4.750% due 02/15/2044		645	654
4.950% due 07/01/2050		12,225	12,595
Rio Oil Finance Trust
8.200% due 04/06/2028		384	445
9.250% due 07/06/2024		678	752
9.750% due 01/06/2027		146	173
S.A. Global Sukuk Ltd. 1.602% due 06/17/2026		10,800	10,804
San Diego Gas & Electric Co. 3.750% due 06/01/2047		24	27
Southern California Edison Co. 6.650% due 04/01/2029		187	234
Southern California Gas Co. 5.125% due 11/15/2040		12	16
Sprint Communications, Inc.
6.000% due 11/15/2022		11,058	11,721
11.500% due 11/15/2021		1,800	1,869
Sprint Corp.
7.125% due 06/15/2024		32,935	38,040
7.250% due 09/15/2021		15,687	15,952
7.625% due 02/15/2025		1,090	1,296
7.625% due 03/01/2026		122	149
7.875% due 09/15/2023		47,229	53,715
Transocean Phoenix Ltd. 7.750% due 10/15/2024		27	28
Transocean Proteus Ltd. 6.250% due 12/01/2024		6	6

			431,656

Total Corporate Bonds & Notes (Cost $2,548,143)			2,612,617

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	3,400	4,117

Total Convertible Bonds & Notes (Cost $3,723)			4,117

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		$60	70
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	31
7.350% due 07/01/2035		20	26
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		125	147

			274

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)		10	9
5.250% due 07/01/2037 ^(d)		60	55
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)		20	18
5.700% due 07/01/2023 ^(d)		100	90
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)		40	36
6.000% due 07/01/2039 ^(d)		30	27
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)		95	85
5.750% due 07/01/2041 ^(d)		100	90
6.500% due 07/01/2040 ^(d)		15	14
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)		225	189

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.500% due 07/01/2039 ^(d)	300	265

		878

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	585	591

Total Municipal Bonds & Notes (Cost $1,150)		1,743

U.S. GOVERNMENT AGENCIES 32.2%
Fannie Mae
0.442% due 09/25/2042 •	6	6
2.516% due 09/01/2037 •	2,021	2,149
6.000% due 04/25/2043	5	6
Freddie Mac
0.862% due 01/25/2031 ~(a)	277,788	8,362
3.037% due 12/25/2047 ~	1,284	1,322
3.045% due 10/25/2046 ~	877	895
3.500% due 11/01/2046	852	921
4.000% due 08/01/2047	1,956	2,095
Ginnie Mae
2.125% due 12/20/2045 •	1,247	1,298
2.250% due 07/20/2045 - 09/20/2045 •	2,831	2,944
5.000% due 01/20/2049	22	24
Ginnie Mae, TBA
2.500% due 07/01/2051 - 08/01/2051	48,000	49,597
5.000% due 07/01/2051	55,500	59,801
Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 06/01/2051	623,815	647,024
3.000% due 03/01/2050	20,289	21,373
3.500% due 09/01/2047 - 01/01/2051	110,462	116,455
4.000% due 04/01/2047 - 12/01/2049	14,143	15,114
4.500% due 07/01/2023 - 10/01/2048	1,425	1,542
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036 - 07/01/2051	59,600	61,372
2.500% due 07/01/2051	4,500	4,655
3.000% due 08/01/2051 - 09/01/2051	115,400	120,191
3.500% due 07/01/2051 - 08/01/2051	490,952	517,009
4.000% due 07/01/2051 - 08/01/2051	940,131	1,001,577
4.500% due 08/01/2051	14,500	15,615

Total U.S. Government Agencies (Cost $2,666,411)		2,651,347

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	1,138
3.000% due 08/15/2048	80	95
3.000% due 02/15/2049	10	12
U.S. Treasury Inflation Protected Securities (i)
0.125% due 10/15/2024 (n)	21,124	22,772
0.125% due 07/15/2030	39,882	44,032
0.250% due 07/15/2029 (n)	70,357	78,330
0.250% due 02/15/2050 (p)	6,854	7,774
0.375% due 01/15/2027 (n)	3,049	3,377
0.375% due 07/15/2027 (n)	829	926
0.625% due 02/15/2043 (p)	929	1,111
0.750% due 07/15/2028 (n)	33,241	38,165
0.750% due 02/15/2042	945	1,153
0.750% due 02/15/2045	5,782	7,143
0.875% due 01/15/2029 (n)	32,707	37,870
0.875% due 02/15/2047	6,525	8,410
1.000% due 02/15/2046	2,817	3,688
1.000% due 02/15/2048	6,279	8,390
1.000% due 02/15/2049	23,129	31,201
1.375% due 02/15/2044	916	1,267
2.125% due 02/15/2040	494	737
2.125% due 02/15/2041	488	736
U.S. Treasury Notes
0.875% due 11/15/2030	129,800	123,452
1.125% due 02/29/2028 (n)	2,356	2,349
1.125% due 02/15/2031	25,092	24,363
2.375% due 05/15/2029 (n)(p)	196,800	212,406
2.500% due 01/31/2025 (n)(p)	23,130	24,706
2.625% due 01/31/2026 (n)(p)	12,600	13,632

Total U.S. Treasury Obligations (Cost $666,476)		699,235

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
225 Liberty Street Trust
4.501% due 02/10/2036	10,490	11,469
4.803% due 02/10/2036 ~	21,250	22,528
ACRES Commercial Realty Corp. 2.624% due 04/17/2037 •	6,509	6,520

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Adjustable Rate Mortgage Trust
2.662% due 10/25/2035 ^~		175	172
2.846% due 11/25/2035 ^~		89	79
2.867% due 08/25/2035 ~		86	85
American Home Mortgage Assets Trust
0.217% due 03/25/2047 •		3,441	3,307
0.282% due 12/25/2046 ^•		6,068	5,216
1.056% due 10/25/2046 •		4,045	3,311
American Home Mortgage Investment Trust
0.992% due 09/25/2035 •		1,169	1,133
1.921% due 12/25/2035 •		9,323	3,356
6.700% due 06/25/2036 þ		7,153	1,885
7.100% due 06/25/2036 þ		3,897	1,026
Ashford Hospitality Trust
1.323% due 04/15/2035 •		5,000	4,998
1.523% due 06/15/2035 •		3,000	3,004
2.173% due 04/15/2035 •		5,000	4,991
Avon Finance PLC
0.949% due 09/20/2048 •	GBP	22,528	31,268
1.549% due 09/20/2048 •		2,700	3,737
2.049% due 09/20/2048 •		2,700	3,735
2.549% due 09/20/2048 •		2,000	2,766
BAMLL Re-REMIC Trust 6.010% due 06/17/2050 ~		$216	165
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,734	1,231
Banc of America Commercial Mortgage Trust 6.016% due 02/10/2051 ~		805	831
Banc of America Funding Trust
0.473% due 12/20/2046 ^•		7,545	7,491
2.224% due 06/25/2034 ~		3	3
2.708% due 05/20/2036 ^~		75	74
2.854% due 09/20/2035 ^~		40	38
5.888% due 04/25/2037 ^þ		132	134
Banc of America Mortgage Trust
3.109% due 11/20/2046 ^~		295	284
3.152% due 01/25/2036 ^~		19	18
Barclays Commercial Mortgage Securities Trust
1.323% due 10/15/2037 •		3,000	3,013
2.123% due 02/15/2033 •		879	882
3.173% due 02/15/2033 •		15,800	15,897
BCAP LLC Trust
0.272% due 03/25/2037 •		384	377
2.931% due 03/27/2036 ~		891	744
3.209% due 10/26/2037 ~		1,618	1,675
6.500% due 06/26/2037 ~		7,676	3,201
Bear Stearns Adjustable Rate Mortgage Trust 2.756% due 01/25/2035 ~		4	4
Bear Stearns ALT-A Trust
2.966% due 11/25/2035 ^~		493	476
3.448% due 09/25/2047 ~		15,348	11,635
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~		141	143
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~		361	309
BHP Trust 1.396% due 08/15/2036 •		2,975	2,980
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		3,493	3,649
Chase Mortgage Finance Trust
2.733% due 02/25/2037 ~		653	659
5.500% due 12/25/2022 ^		581	351
6.000% due 05/25/2036		13,730	9,643
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037		1,242	1,235
Citigroup Commercial Mortgage Trust 1.173% due 07/15/2030 •		1,503	1,496
Citigroup Mortgage Loan Trust 2.995% due 11/25/2038 ~		120	121
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^		59	61
CLNY Trust 1.551% due 11/15/2038 •		7,850	7,877
Countrywide Alternative Loan Trust
0.293% due 07/20/2046 ^•		111	88
0.373% due 09/20/2046 •		1,014	687
0.412% due 07/25/2036 •		2,422	2,790
0.432% due 06/25/2046 «•		0	1
0.452% due 04/25/2046 •		1,580	1,556
0.492% due 02/25/2036 •		153	107
1.076% due 08/25/2046 •		2,374	2,300
1.111% due 11/20/2035 ^•		36	20
1.496% due 11/25/2047 ^•		1,151	1,059
5.000% due 08/25/2035		3,101	2,530
5.500% due 04/25/2035		268	231
5.500% due 12/25/2035		270	268

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.500% due 03/25/2036 ^		48	31
6.000% due 12/25/2034		979	967
6.000% due 03/25/2036 ^		462	317
6.000% due 08/25/2036 •		675	683
6.000% due 03/25/2037 ^		1,016	587
6.000% due 05/25/2037 ^		2,924	1,873
Countrywide Home Loan Mortgage Pass-Through Trust
0.362% due 04/25/2035 •		186	178
0.732% due 03/25/2035 •		88	80
2.575% due 04/25/2035 ~		130	116
2.728% due 10/20/2034 ~		201	205
2.929% due 02/20/2036 ^~		48	39
3.014% due 09/20/2036 ^~		990	955
3.327% due 11/25/2037 ~		22,655	22,016
5.500% due 11/25/2035 ^		36	29
6.000% due 02/25/2037 ^		6,687	3,813
Countrywide Home Loan Reperforming REMIC Trust 0.452% due 03/25/2035 ^•		3,594	3,415
Credit Suisse Commercial Mortgage Trust 5.797% due 01/15/2049 ~		15,000	18,008
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~		37	36
6.000% due 01/25/2036 ^		209	171
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		39,693	34,099
Credit Suisse Mortgage Capital Trust 3.023% due 07/25/2050 ~		9,347	9,579
CRSNT Commercial Mortgage Trust
1.280% due 04/15/2036 •		16,000	16,040
1.630% due 04/15/2036 •		9,000	9,022
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.242% due 03/25/2037 ^•		273	274
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		80	79
6.386% due 10/25/2036 ^þ		80	79
Downey Savings & Loan Association Mortgage Loan Trust 0.403% due 10/19/2036 ^•		310	238
Dragon Finance BV 1.267% due 07/13/2023 •	GBP	2,043	2,782
Eurosail PLC 0.784% due 09/13/2045 •		2,303	3,133
Extended Stay America Trust
0.513% due 07/15/2038 (a)(b)		$2,331,350	12,268
1.155% due 07/15/2038 •(b)		62,500	62,832
Finsbury Square PLC
0.849% due 03/16/2070 •	GBP	27,709	38,479
1.052% due 06/16/2069 •		3,134	4,351
First Horizon Mortgage Pass-Through Trust
2.686% due 02/25/2036 ~		$40	38
5.750% due 05/25/2037 ^		90	60
FWD Securitization Trust 2.810% due 06/25/2049 ~		732	749
GS Mortgage Securities Corp. Trust 1.873% due 07/15/2025 •		6,117	6,128
GSMPS Mortgage Loan Trust 3.660% due 06/25/2034 ~		2,108	2,051
GSR Mortgage Loan Trust 2.825% due 11/25/2035 ~		9	9
HarborView Mortgage Loan Trust 2.193% due 06/19/2045 ^•		809	469
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		7,700	7,751
Impac CMB Trust 5.216% due 12/25/2032 þ		297	307
Impac Secured Assets Trust 0.732% due 03/25/2036 •		2,027	1,814
IMT Trust
0.773% due 06/15/2034 •		211	211
1.023% due 06/15/2034 •		231	231
1.173% due 06/15/2034 •		141	141
IndyMac Mortgage Loan Trust
2.979% due 09/25/2035 ^~		68	65
3.017% due 05/25/2037 ^~		1,582	1,491
3.100% due 05/25/2037 ^~		1,717	1,314
3.434% due 08/25/2037 ~		150	152
JP Morgan Alternative Loan Trust
2.716% due 12/25/2036 ~		59	57
2.742% due 05/25/2036 ^~		130	96
2.806% due 10/25/2036 ~		8,632	7,957
2.849% due 12/25/2035 ^~		544	463
JP Morgan Chase Commercial Mortgage Securities Trust
1.923% due 09/15/2029 •		6,148	6,135
2.173% due 06/15/2032 •		12,400	12,445
5.855% due 06/12/2043 ~		715	720
6.246% due 05/15/2045 ~		958	953
6.374% due 02/12/2051 ~		4,232	3,833

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

JP Morgan Mortgage Trust
2.633% due 06/25/2037 ^~		334	278
2.696% due 07/25/2035 ~		24	25
2.806% due 08/25/2036 ^~		860	780
3.038% due 05/25/2036 ~		326	295
6.500% due 09/25/2035		190	175
Lavender Trust 6.250% due 10/26/2036		1,179	852
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ		6,912	6,933
1.991% due 09/25/2060 ~		8,619	8,661
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		573	568
6.000% due 09/25/2037 ^		127	129
Lehman XS Trust
0.272% due 12/25/2036 •		11,032	11,365
0.282% due 09/25/2046 •		236	239
MASTR Adjustable Rate Mortgages Trust 0.302% due 04/25/2046 •		295	272
MASTR Alternative Loan Trust 6.750% due 07/25/2036		418	238
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		2,076	1,980
Merrill Lynch Alternative Note Asset Trust 0.392% due 03/25/2037 •		681	264
Merrill Lynch Mortgage Investors Trust
0.812% due 08/25/2035 •		1,900	1,865
2.653% due 11/25/2035 •		53	53
Merrill Lynch Mortgage Trust 5.342% due 11/12/2037 ~		21	21
MFT Trust
3.358% due 02/10/2042		5,000	5,273
3.593% due 02/10/2042 ~		5,715	6,032
Morgan Stanley Capital Trust
1.473% due 11/15/2034 •		5,400	5,395
5.677% due 10/12/2052 ~		2,481	2,564
6.215% due 06/11/2042 ~		4,427	4,519
Morgan Stanley Mortgage Loan Trust 2.296% due 07/25/2035 ^~		12	12
Mortgage Equity Conversion Asset Trust 0.570% due 01/25/2042 •		10,730	10,178
Motel 6 Trust 2.223% due 08/15/2034 •		168	169
Natixis Commercial Mortgage Securities Trust
1.123% due 11/15/2034 •		4,000	4,004
1.323% due 11/15/2034 •		4,000	4,003
4.193% due 04/10/2037 ~		3,000	3,220
New Orleans Hotel Trust 1.062% due 04/15/2032 •		3,300	3,295
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		3,345	3,538
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.282% due 06/25/2037 •		4,587	3,795
3.163% due 04/25/2036 ^~		3,050	2,796
Nomura Resecuritization Trust 0.992% due 01/25/2037 •		30,419	29,833
Pepper Residential Securities Trust 0.983% due 11/18/2060 •		1,983	1,985
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,300	3,294
RBSSP Resecuritization Trust 2.717% due 01/26/2036 ~		4,740	4,375
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,180	2,626
Residential Accredit Loans, Inc. Trust
0.412% due 01/25/2037 •		$15,249	14,707
0.472% due 07/25/2036 •		206	216
0.966% due 09/25/2046 •		5,225	4,976
1.476% due 09/25/2045 •		277	271
6.000% due 09/25/2036 ^		456	300
Residential Funding Mortgage Securities, Inc. Trust 4.270% due 08/25/2036 ^~		56	51
RESIMAC Bastille Trust 1.010% due 09/05/2057 •		1,946	1,952
RMAC PLC 0.784% due 06/12/2046 •	GBP	340	471
Sequoia Mortgage Trust 0.873% due 09/20/2034 •		$395	389
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	19,206	26,673
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 02/25/2037 •		$3,654	3,676
2.961% due 09/25/2035 ~		217	211
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		1,174	488
0.632% due 08/25/2035 •		377	404

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Structured Asset Securities Corp.
0.342% due 07/25/2035 •		17,766	16,887
0.352% due 05/25/2043 •		10,592	9,774
Structured Asset Securities Corp. Mortgage Loan Trust 0.342% due 05/25/2036 •		18,301	15,006
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		826	824
TBW Mortgage-Backed Trust
0.452% due 01/25/2037 •		16,930	5,806
6.470% due 09/25/2036 ^þ		473	32
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	42,358	58,794
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		22,329	31,052
Trinity Square PLC 0.000% due 07/15/2059 •		15,300	21,222
Twin Bridges PLC 0.964% due 09/12/2050 •		826	1,149
Uropa Securities PLC
0.284% due 06/10/2059 •		834	1,128
0.434% due 06/10/2059 •		215	289
0.436% due 10/10/2040 •		3,291	4,312
0.634% due 06/10/2059 •		168	226
0.834% due 06/10/2059 •		179	242
VASA Trust
1.323% due 07/15/2039 •		$8,000	8,017
1.823% due 07/15/2039 •		10,000	10,024
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		269	271
5.842% due 02/15/2051 ~		725	554
WaMu Commercial Mortgage Securities Trust
1.733% due 11/23/2043 ~		2,200	2,211
2.600% due 03/23/2045 ~		12,845	12,926
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 11/25/2045 •		442	431
0.938% due 12/25/2046 •		170	169
1.316% due 11/25/2042 •		63	62
2.786% due 09/25/2033 ~		39	38
2.941% due 02/25/2037 ^~		267	253
Warwick Finance Residential Mortgages PLC 0.999% due 12/21/2049 •	GBP	16,517	22,920
Wells Fargo Commercial Mortgage Trust
0.923% due 12/13/2031 •		$5,100	5,032
1.173% due 12/13/2031 •		4,200	4,083
1.918% due 12/13/2031 •		100	94
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 04/25/2036 ^~		999	989
2.704% due 09/25/2033 ~		46	47
2.844% due 11/25/2037 ^~		268	266

Total Non-Agency Mortgage-Backed Securities (Cost $930,508)			931,148

ASSET-BACKED SECURITIES 13.6%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ		2,800	2,798
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,132	1,113
7.150% due 01/25/2032 þ		368	369
AccessLex Institute 0.411% due 09/26/2033 •		2,555	2,474
Accredited Mortgage Loan Trust 0.352% due 09/25/2036 •		1,799	1,774
ACE Securities Corp. Home Equity Loan Trust 0.857% due 08/25/2035 •		58	60
Adams Mill CLO Ltd. 1.284% due 07/15/2026 •		254	254
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	14,178	16,792
Ameriquest Mortgage Securities Trust 0.432% due 04/25/2036 •		$4,468	4,443
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.367% due 05/25/2033 •		2,380	2,371
1.442% due 03/25/2033 •		227	230
3.119% due 06/25/2033 ^•		2,091	2,077
Ares European CLO DAC 1.120% due 10/21/2033 •	EUR	24,950	29,629
Argent Securities Trust
0.392% due 06/25/2036 •		$1,284	510
0.472% due 03/25/2036 •		6,526	6,167
0.572% due 07/25/2036 •		1,183	497
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.042% due 05/25/2034 •		793	773
Aspen Funding Ltd. 1.788% due 07/10/2037 •		60	60
Ayresome CDO Ltd. 0.458% due 12/08/2045 •		2,850	2,803

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Bastille Euro CLO DAC 1.150% due 01/15/2034 •	EUR	50,000	59,747
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •		$711	704
0.442% due 06/25/2047 •		25,753	22,373
1.692% due 10/25/2037 •		22,194	21,870
2.042% due 08/25/2035 •		14,923	14,840
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	1,997	2,369
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •		10,200	12,022
Bosphorus CLO DAC 0.820% due 12/15/2030 •		2,900	3,436
Capitalsource Real Estate Loan Trust
0.578% due 01/20/2037 •		$40	40
0.838% due 01/20/2037 •		1,650	1,514
0.938% due 01/20/2037 •		650	552
1.038% due 01/20/2037 •		400	238
Carrington Mortgage Loan Trust
0.842% due 09/25/2035 •		970	983
1.082% due 06/25/2035 •		32,581	32,503
1.892% due 05/25/2035 •		15,328	13,050
Castle Park CLO DAC 0.462% due 01/15/2028 •	EUR	560	664
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		$5,318	5,308
Cavendish Square Funding PLC 1.321% due 02/11/2055 •	EUR	5,000	5,867
Centex Home Equity Loan Trust 0.742% due 03/25/2033 •		$2,177	2,134
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		14,373	14,622
Citigroup Mortgage Loan Trust, Inc.
0.527% due 11/25/2036 •		400	393
0.752% due 02/25/2035 •		489	482
0.782% due 10/25/2035 ^•		800	776
College Avenue Student Loans LLC
1.292% due 12/26/2047 •		1,759	1,773
1.742% due 11/26/2046 •		776	792
4.130% due 12/26/2047		2,376	2,505
Conseco Finance Corp.
6.280% due 09/01/2030		2,845	2,973
7.500% due 03/01/2030 ~		3,194	1,792
Conseco Finance Securitizations Corp.
1.850% due 09/01/2033 •		3,819	3,825
7.954% due 12/01/2033 ~		3,585	3,763
Countrywide Asset-Backed Certificates
0.232% due 06/25/2047 ^•		2,945	2,806
0.292% due 10/25/2047 •		8,974	8,707
0.312% due 05/25/2037 •		36,038	34,920
0.332% due 04/25/2037 •		56	52
0.342% due 06/25/2047 •		300	291
0.792% due 03/25/2036 ^•		5,997	5,676
0.812% due 11/25/2035 •		667	660
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2047 ^•		65	64
0.332% due 03/25/2047 ^•		10,109	9,291
0.352% due 04/25/2046 •		1,679	1,585
0.362% due 09/25/2046 •		1,605	1,408
0.832% due 08/25/2047 •		37,738	37,135
1.442% due 04/25/2035 •		2,139	2,149
1.667% due 12/25/2034 •		1,205	1,207
4.740% due 10/25/2035 ~		4	4
5.499% due 02/25/2035 ~		4,460	4,562
Credit Suisse Mortgage Capital Asset-Backed Trust 0.692% due 09/25/2037 •		109	108
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.426% due 02/16/2041 •		128,899	5,077
0.459% due 12/15/2034 •		11,933	2,033
Credit-Based Asset Servicing & Securitization LLC 0.872% due 03/25/2034 •		216	215
Credit-Based Asset Servicing & Securitization Trust 0.242% due 07/25/2036 •		888	885
CVC Cordatus Loan Fund DAC 0.780% due 08/15/2032 •	EUR	1,900	2,250
CWHEQ Revolving Home Equity Loan Resuritization Trust
0.313% due 12/15/2035 •		$5,381	5,271
0.333% due 05/15/2034 •		1,117	1,105
Denali Capital CLO LLC 1.226% due 10/26/2027 •		7,388	7,399
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		16,320	16,317
ECMC Group Student Loan Trust 1.142% due 05/25/2067 •		2,298	2,342
EFS Volunteer LLC 1.026% due 10/25/2035 •		1,473	1,478

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		15,473	15,515
EMC Mortgage Loan Trust 3.092% due 11/25/2030 •		4,518	4,579
First Franklin Mortgage Loan Trust
0.392% due 05/25/2036 •		3,874	3,778
0.572% due 04/25/2036 •		7,600	6,831
Fremont Home Loan Trust 0.232% due 11/25/2036 •		3,367	2,347
Glacier Funding CDO Ltd. 0.834% due 11/12/2042 •		1,725	1,721
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		4,317	4,342
GSAA Home Equity Trust
0.312% due 03/25/2047 •		6,349	3,152
0.332% due 05/25/2047 •		1,193	900
0.992% due 08/25/2037 •		199	199
1.067% due 06/25/2035 •		1,095	1,098
6.741% due 03/25/2036 þ		4,326	1,851
GSAMP Trust
0.232% due 03/25/2047 •		14,092	13,531
0.262% due 01/25/2037 •		1,540	1,508
0.332% due 09/25/2036 •		9,851	4,773
0.842% due 01/25/2034 •		2,058	2,022
Harley Marine Financing LLC 5.682% due 05/15/2043 «		992	918
Harvest SBA Loan Trust 2.342% due 08/25/2044 •		7,851	7,633
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	15,000	17,823
Hildene TruPS Securitization Ltd. 1.910% due 05/22/2039 •		$39,578	38,984
Home Equity Loan Trust
0.282% due 04/25/2037 •		16,560	15,701
0.322% due 04/25/2037 •		1,051	1,015
Home Equity Mortgage Loan Asset-Backed Trust
0.282% due 04/25/2037 •		8,303	6,323
0.472% due 06/25/2036 •		2,103	2,080
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		63	24
JP Morgan Mortgage Acquisition Corp.
0.677% due 01/25/2036 •		9,226	9,005
1.052% due 06/25/2035 •		7,474	7,387
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		1,068	1,052
Jubilee CLO BV 0.295% due 07/12/2028 •	EUR	1,937	2,294
Laurelin DAC 0.720% due 10/20/2031 •		40,500	47,980
Legacy Mortgage Asset Trust
1.843% due 01/28/2070 •		$11,625	11,753
3.438% due 05/25/2059 þ		957	959
3.750% due 04/25/2059 þ		3,913	3,949
Lehman XS Trust
0.332% due 02/25/2037 •		6,239	6,247
0.412% due 02/25/2037 •		2,543	2,548
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		17,300	17,305
Long Beach Mortgage Loan Trust
0.242% due 09/25/2036 •		13,551	9,991
0.392% due 06/25/2036 •		8,546	5,392
0.692% due 02/25/2036 •		7,963	7,327
0.722% due 01/25/2046 •		3,565	3,464
LP Credit Card ABS Master Trust 1.661% due 08/20/2024 •		4,723	4,729
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	2,700	3,207
Marlay Park CLO DAC 0.740% due 10/15/2030 •		4,100	4,840
MASTR Asset-Backed Securities Trust 0.142% due 01/25/2037 •		$305	118
Merrill Lynch Mortgage Investors Trust
0.612% due 04/25/2037 •		730	507
0.892% due 08/25/2035 •		1,139	1,107
METAL LLC 4.581% due 10/15/2042		3,213	2,878
Morgan Stanley ABS Capital, Inc. Trust
0.332% due 09/25/2036 •		7,515	3,696
0.632% due 03/25/2036 •		4,342	4,284
0.797% due 12/25/2034 •		105	100
Mountain View CLO Ltd. 0.984% due 10/15/2026 •		785	785
Nassau Ltd. 2.338% due 07/20/2029 •		8,000	8,008
National Collegiate Student Loan Trust
0.412% due 10/27/2031 •		6,195	6,107

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

0.470% due 10/25/2033 •		3,920	3,862
0.572% due 12/26/2033 •		787	785
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		6,204	6,233
Nelnet Student Loan Trust 0.992% due 06/27/2067 •		39,154	39,779
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.242% due 07/25/2036 •		23,788	23,161
0.422% due 10/25/2036 ^•		2,235	645
NovaStar Mortgage Funding Trust
0.412% due 05/25/2036 •		2,165	2,138
1.007% due 10/25/2035 •		6,654	6,526
2.192% due 12/25/2034 •		74	76
Option One Mortgage Loan Trust Asset-Backed Certificates 0.782% due 11/25/2035 •		3,272	3,247
Oscar U.S. Funding LLC 2.490% due 08/10/2022		106	107
Ownit Mortgage Loan Trust 0.512% due 01/25/2037 •		1,954	1,928
Palisades CDO Ltd. 0.834% due 07/22/2039 •		11,317	11,262
Palmer Square Loan Funding Ltd. 1.076% due 10/24/2027 •		4,468	4,471
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.827% due 09/25/2035 •		12,188	12,104
1.127% due 05/25/2035 •		7,804	7,340
People's Choice Home Loan Securities Trust 1.037% due 05/25/2035 ^•		1,599	1,563
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		3,163	3,175
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	2,100	2,494
Quest Trust 0.672% due 08/25/2036 •		$9,886	8,994
RAAC Trust 0.692% due 06/25/2044 •		1,993	1,826
Residential Asset Securities Corp. Trust
0.332% due 09/25/2036 •		2,796	2,786
0.632% due 07/25/2036 •		1,388	1,277
0.722% due 02/25/2036 •		1,500	1,478
1.067% due 09/25/2035 •		4,500	4,484
Saranac CLO Ltd. 1.735% due 06/22/2030 •		6,520	6,523
Saxon Asset Securities Trust
0.402% due 09/25/2037 •		7,050	6,944
1.842% due 12/25/2037 •		4,002	4,027
Securitized Asset-Backed Receivables LLC Trust 0.672% due 12/25/2035 •		234	230
Segovia European CLO 0.770% due 01/18/2031 •	EUR	2,500	2,959
SLM Student Loan Trust
0.000% due 06/17/2024 •		30	35
1.676% due 04/25/2023 •		$2,545	2,565
SMB Private Education Loan Trust 2.340% due 09/15/2034		6,025	6,163
SoFi Professional Loan Program LLC
1.192% due 10/27/2036 •		147	147
2.630% due 07/25/2040		6,423	6,521
Soundview Home Loan Trust
0.202% due 01/25/2037 •		9,779	8,398
0.242% due 03/25/2037 •		3,574	3,460
0.262% due 07/25/2037 •		6,665	6,212
0.292% due 06/25/2037 •		49,366	40,895
1.042% due 09/25/2037 •		1,018	939
Springleaf Funding Trust 2.680% due 07/15/2030		1,739	1,743
Sprite Ltd. 4.250% due 12/15/2037		3,231	3,216
St Pauls CLO 0.820% due 11/15/2030 •	EUR	13,250	15,717
Structured Asset Securities Corp. Mortgage Loan Trust 0.472% due 12/25/2035 •		$4,061	4,020
Towd Point Mortgage Trust
4.500% due 10/25/2058 ~		4,311	4,355
4.750% due 11/25/2058 ~		21,300	21,743
5.500% due 10/25/2058 ~		5,009	5,123
Trainer Wortham First Republic CBO Ltd. 0.788% due 04/10/2037 •		1,798	1,786
Tralee CLO Ltd. 1.298% due 10/20/2028 •		1,478	1,479
TruPS Financials Note Securitization Ltd. 1.705% due 09/20/2039 •		5,741	5,540
Upstart Securitization Trust 2.897% due 09/20/2029		144	144

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

WAVE Trust 3.844% due 11/15/2042		7,101	7,004

Total Asset-Backed Securities (Cost $1,114,710)			1,119,397

SOVEREIGN ISSUES 8.9%
Argentina Government International Bond
0.125% due 07/09/2030 þ		11,578	4,122
0.125% due 07/09/2035 þ		23,826	7,548
0.125% due 01/09/2038 þ		1,011	382
0.125% due 07/09/2041 þ		3,620	1,296
0.125% due 07/09/2046 þ		115	37
1.000% due 07/09/2029		1,115	425
15.500% due 10/17/2026	ARS	129,155	313
34.069% (BADLARPP) due 10/04/2022 ~		6,524	30
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		119,419	690
Autonomous City of Buenos Aires
37.374% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	57
39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		47,360	278
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (g)	BRL	1,381,300	274,365
0.000% due 01/01/2022 (g)		346,600	67,766
China Development Bank
2.890% due 06/22/2025	CNY	40,400	6,181
3.300% due 02/01/2024		8,000	1,248
3.430% due 01/14/2027		7,200	1,119
3.680% due 02/26/2026		56,400	8,879
3.740% due 09/10/2025		50,900	8,026
4.150% due 10/26/2025		42,400	6,799
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$5,700	6,582
Guatemala Government International Bond 5.375% due 04/24/2032		600	698
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,662	1,306
5.400% due 08/12/2034		6,902	1,700
5.940% due 02/12/2029		44,524	12,670
6.150% due 08/12/2032		4,529	1,235
6.350% due 08/12/2028		35,939	10,456
6.900% due 08/12/2037		23	6
6.950% due 08/12/2031		24,951	7,282
8.200% due 08/12/2026		32,136	10,383
Provincia de Buenos Aires
37.854% due 04/12/2025	ARS	21,052	107
37.954% due 05/31/2022		37,323	210
Romania Government International Bond 2.000% due 04/14/2033	EUR	12,700	14,973
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	2,210,301	30,052
7.150% due 11/12/2025		1,955,413	27,050
7.950% due 10/07/2026		766,427	10,960
Saudi Government International Bond 4.000% due 04/17/2025		$12,100	13,381
Serbia Government International Bond
1.650% due 03/03/2033	EUR	2,700	3,141
3.125% due 05/15/2027		1,998	2,640
South Africa Government International Bond
4.850% due 09/30/2029		$3,600	3,828
5.750% due 09/30/2049		2,400	2,461
8.000% due 01/31/2030	ZAR	34,400	2,285
8.250% due 03/31/2032		48,500	3,100
8.750% due 02/28/2048		12,900	764
8.875% due 02/28/2035		34,800	2,213
10.500% due 12/21/2026		1,373,500	109,314
Turkey Government International Bond
4.250% due 03/13/2025		$25,200	24,775
4.625% due 03/31/2025	EUR	6,500	8,030
5.250% due 03/13/2030		$15,400	14,660
7.625% due 04/26/2029		10,800	11,856
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		1,000	1,089
Ukraine Government International Bond 7.750% due 09/01/2021		400	404
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	13
7.650% due 04/21/2025 ^(d)		3,123	320
8.250% due 10/13/2024 ^(d)		2,021	213
9.000% due 05/07/2023 ^(d)		268	27
9.250% due 09/15/2027 ^(d)		729	78
9.250% due 05/07/2028 ^(d)		2,886	303
11.750% due 10/21/2026 ^(d)		130	14
11.950% due 08/05/2031 ^(d)		6,600	700

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

12.750% due 08/23/2022 ^(d)	930	95

Total Sovereign Issues (Cost $726,951)		730,935

	SHARES
COMMON STOCKS 0.6%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	5,454
iHeartMedia, Inc. 'A' (e)	487,321	13,123
iHeartMedia, Inc. 'B' «(e)	378,169	9,166

		27,743

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	4,107	1

ENERGY 0.1%
Noble Corp. (e)(l)	326,216	8,068
Valaris Ltd. (e)	19,813	572

		8,640

FINANCIALS 0.0%
Associated Materials Group, Inc. « (e)(l)	309,465	2,191
Hipotecaria Su Casita S.A. «(e)	345,787	0
Stearns Holdings LLC 'B'« (e)(l)	224,335	323

		2,514

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(e)(l)	110,888	12,253
Noble Corp. (e)	29,923	740
Voyager Aviation Holdings« (e)	958	0
Westmoreland Mining Holdings LLC «(e)(l)	2,935	0

		12,993

Total Common Stocks (Cost $41,468)		51,891

RIGHTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC «	5,491	122

Total Rights (Cost $41)		122

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	130

Total Warrants (Cost $141)		130

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 0.6%
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)	3,100,000	3,716
6.750% due 04/25/2022 •(j)(k)	500,000	620
Bankia S.A. 6.000% due 07/18/2022 •(j)(k)	800,000	992
Charles Schwab Corp.
4.000% due 06/01/2026 •(j)	20,700,000	21,631
4.000% due 12/01/2030 •(j)	2,000,000	2,049
5.375% due 06/01/2025 •(j)	1,051,000	1,164
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)	500,000	543
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(j)	3,781,775	6,048
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)	12,000,000	12,431

		49,194

INDUSTRIALS 0.1%
General Electric Co. 3.449% due 09/15/2021 ~(j)	5,673,000	5,567

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Voyager Aviation Holdings LLC 9.500%«		5,748	1,786

			7,353

UTILITIES 0.6%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		1,868,094	49,437

Total Preferred Securities (Cost $104,161)			105,984

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		4,324	46

Total Real Estate Investment Trusts (Cost $27)			46

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
ARGENTINA TREASURY BILLS 0.2%
24.266% due 07/30/2021 - 03/31/2022 (f)(g)	ARS	3,430,441	18,902

U.S. TREASURY BILLS 0.0%
0.013% due 07/06/2021 (g)(h)		$183	183

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.041% due 09/07/2021 (g)(h)(p)		184	184

Total Short-Term Instruments (Cost $20,886)			19,269

Total Investments in Securities (Cost $9,405,593)			9,510,527

		SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III		69,673,553	687,051

Total Short-Term Instruments (Cost $687,061)			687,051

Total Investments in Affiliates (Cost $687,061)			687,051

Total Investments 123.9% (Cost $10,092,654)			$10,197,578
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $(14,701))			5,760
Other Assets and Liabilities, net (24.0)%			(1,970,602)

Net Assets 100.0%			$8,232,736

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				When-issued security.
(c)				Payment in-kind security.
(d)				Security is not accruing income as of the date of this report.
(e)				Security did not produce income within the last twelve months.
(f)				Coupon represents a weighted average yield to maturity.
(g)				Zero coupon security.
(h)				Coupon represents a yield to maturity.
(i)				Principal amount of security is adjusted for inflation.
(j)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)				Contingent convertible security.
(l)				RESTRICTED SECURITIES:
Issuer Description	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	09/24/2020		$49,954	$49,437	0.60%
Associated Materials Group, Inc.	08/24/2020		1,965	2,191	0.03
Neiman Marcus Group Ltd. LLC	09/25/2020		3,571	12,253	0.15
Noble Corp.	02/05/2021 - 02/25/2021		4,172	8,068	0.10
Stearns Holdings LLC 'B'	03/15/2021		394	323	0.00
Westmoreland Mining Holdings LLC	03/26/2019		9	0	0.00

			$60,065	$72,272	0.88%

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(205,202) at a weighted average interest rate of 0.038%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.7)%
Ginnie Mae, TBA	4.000%	07/01/2051	$400	$(424)	$(422)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2051	56,000	(56,550)	(56,547)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2051	60,100	(60,575)	(60,570)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2051	118,521	(122,539)	(122,843)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	251,579	(259,753)	(259,736)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2051	374,000	(399,596)	(398,602)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2051	60,600	(66,707)	(66,423)

Total Short Sales (11.7)%				$(966,144)	$(965,143)

(m)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2021	126	$13,341	$55	$59	$0
Euro-BTP Italy Government Bond September Futures	09/2021	575	103,232	1,221	504	0
U.S. Treasury 10-Year Note September Futures	09/2021	756	100,170	714	177	0

$1,990	$740	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	318	$(65,086)	$(421)	$72	$(204)
Euro-Buxl 30-Year Bond September Futures	09/2021	5	(1,205)	(21)	3	(9)
U.S. Treasury 5-Year Note September Futures	09/2021	1,220	(150,584)	351	0	(76)
U.S. Treasury 30-Year Bond September Futures	09/2021	186	(29,900)	(903)	0	(122)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	335	(64,550)	(3,146)	0	(377)
United Kingdom Long Gilt September Futures	09/2021	36	(6,379)	(67)	0	(7)

$(4,207)	$75	$(795)

Total Futures Contracts	$(2,217)	$815	$(795)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.198%	$1,400	$(16)	$5	$(11)	$0	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	0.754	800	(111)	9	(102)	0	(1)

$(127)	$14	$(113)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Group Finance BV	1.000%	Quarterly	12/20/2025	0.489%	EUR	40,500	$(488)	$1,615	$1,127	$0	$(4)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.443	$8,200	78	83	161	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.560	300	4	2	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	5,400	89	11	100	2	0
Atlantia SpA	1.000	Quarterly	06/20/2026	1.131	EUR	3,600	(117)	91	(26)	2	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	$10,800	(89)	120	31	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	8,200	0	42	42	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	26,900	94	51	145	0	(2)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.445	500	(5)	27	22	1	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	3.936	100	(5)	9	4	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.019	EUR	3,500	(38)	34	(4)	0	(6)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.078	3,000	(17)	(1)	(18)	0	(4)
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	0.801	$700	(14)	21	7	0	0
Ford Motor Co.	5.000	Quarterly	09/20/2021	0.884	4,600	48	1	49	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.385	1,750	(83)	110	27	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	3,500	(61)	122	61	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

General Electric Co.	1.000	Quarterly	06/20/2026	0.718		23,600	171	160	331	4	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.080		800	(20)	17	(3)	0	0
MGM Resorts International	5.000	Quarterly	06/20/2026	1.926		7,100	1,002	29	1,031	7	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.925	EUR	4,000	(20)	(128)	(148)	0	(5)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198		10,600	(1,072)	429	(643)	0	(15)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.318		6,100	(601)	153	(448)	0	(6)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.470		$5,000	423	(307)	116	0	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.603	EUR	1,800	25	18	43	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.891		2,000	0	19	19	2	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.930		2,100	5	8	13	2	0

							$(691)	$2,736	$2,045	$21	$(47)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly		12/20/2022		$940	$(35)	$37	$2	$0	$(1)
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		2,256	(104)	107	3	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		8,366	(262)	277	15	0	(2)
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		4,464	(180)	177	(3)	0	(1)
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		14,000	(466)	(18)	(484)	0	(13)
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		10,600	(383)	108	(275)	0	(8)
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		92	8	1	9	0	0
CDX.HY-35 5-Year Index	5.000	Quarterly		12/20/2025		30,400	2,484	646	3,130	14	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		310,600	29,153	3,081	32,234	167	0

							$30,215	$4,416	$34,631	$181	$(25)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	3,200	$(3)	$(7)	$(10)	$0	$(7)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		8,200	518	(290)	228	0	(1)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,900	0	5	5	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		1,600	0	4	4	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		7,900	0	19	19	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		30,600	0	76	76	1	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		2,800	0	7	7	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		9,800	0	24	24	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		24,900	0	61	61	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		37,600	0	90	90	2	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		8,000	0	19	19	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		11,700	0	28	28	1	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		182,200	2	(362)	(360)	0	(9)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		45,400	(67)	107	40	2	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		249,600	0	(269)	(269)	0	(13)
Pay	1-Year BRL-CDI	4.900	Maturity	01/03/2022		4,468,400	177	(2,006)	(1,829)	0	(229)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		78,100	2	382	384	0	(20)
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	300	300	0	(16)
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	102	102	0	(5)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		258,700	(48)	(152)	(200)	0	(64)
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/07/2022		$44,900	(23)	33	10	0	(3)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	356	162	0	(4)
Receive	3-Month USD-LIBOR	0.850	Semi-Annual	02/01/2027		40,100	(138)	751	613	0	(394)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	05/18/2027		1,198,200	(3,226)	(3,218)	(6,444)	0	(848)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		8,200	(17)	(10)	(27)	0	(10)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		160,192	(8,949)	1,171	(7,778)	191	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		6,600	0	(53)	(53)	0	(9)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		27,000	0	(273)	(273)	0	(37)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		8,303	0	(61)	(61)	0	(11)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	02/01/2029		76,600	(376)	1,817	1,441	0	(117)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		93,822	(8,380)	2,157	(6,223)	249	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/01/2032		18,800	(118)	510	392	0	(55)
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		636,600	(16,692)	(1,485)	(18,177)	0	(1,986)
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(251)	(308)	20	0
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	01/13/2051		6,800	(51)	(406)	(457)	39	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		61,800	(309)	(2,401)	(2,710)	369	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		7,300	(82)	(400)	(482)	43	0
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		17,700	(204)	(1,199)	(1,403)	102	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		45,400	0	3,289	3,289	0	(319)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		189,000	0	(4,428)	(4,428)	1,365	0
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		190,500	(1,674)	7,615	5,941	0	(1,171)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(61)	(67)	2	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(21)	(23)	1	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		33,300	0	(85)	(85)	0	(7)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		118,300	(30)	(275)	(305)	0	(25)
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		86,000	(20)	(197)	(217)	0	(18)
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		54,800	0	(124)	(124)	0	(11)
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		2,400	0	(1)	(1)	1	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	231	231	0	(10)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	772	858	8	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	5,538	7,162	76	0
Receive	6-Month EUR-EURIBOR	(0.453)	Annual	03/09/2023	EUR	2,400	0	6	6	0	(1)
Receive	6-Month EUR-EURIBOR	(0.425)	Annual	03/09/2024		2,300	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	(0.395)	Annual	03/09/2024		1,000	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	(0.363)	Annual	03/09/2025		1,900	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	(0.329)	Annual	03/09/2025		1,200	0	4	4	0	(1)
Receive	6-Month EUR-EURIBOR	(0.500)	Annual	03/18/2025		11,400	111	(35)	76	0	(5)
Receive	6-Month EUR-EURIBOR	(0.294)	Annual	03/09/2026		600	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	(0.150)	Annual	03/18/2030		2,200	40	(6)	34	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		98,200	1,615	(176)	1,439	0	(188)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	283	1,249	0	(73)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	94	(35)	0	(18)
Receive	6-Month JPY-LIBOR	(0.020)	Semi-Annual	03/20/2028	JPY	19,770,000	360	247	607	5	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		15,720,000	161	230	391	6	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/16/2021	MXN	25,400	(72)	73	1	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/12/2021		16,400	(43)	45	2	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/23/2021		6,300	1	2	3	0	0
Pay	28-Day MXN-TIIE	3.350	Lunar	11/23/2021		8,100	2	2	4	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/09/2021		6,700	(1)	5	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	01/02/2022		3,400	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	01/02/2022		37,200	17	41	58	2	0
Pay	28-Day MXN-TIIE	7.538	Lunar	03/01/2022		4,200	2	2	4	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/12/2022		44,500	1	13	14	0	(1)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/29/2022		4,500	0	1	1	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/05/2022		11,200	0	4	4	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/12/2022		11,500	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/22/2022		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/09/2023		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/09/2023		10,400	0	14	14	1	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/11/2023		1,400	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/29/2023		30,300	(7)	49	42	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/12/2023		3,400	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/12/2023		4,200	(1)	7	6	0	0
Pay	28-Day MXN-TIIE	4.560	Lunar	03/01/2023		370,100	0	(410)	(410)	17	0
Pay	28-Day MXN-TIIE	4.565	Lunar	03/01/2023		306,500	0	(337)	(337)	14	0
Pay	28-Day MXN-TIIE	4.470	Lunar	03/01/2023		306,500	0	(361)	(361)	14	0
Pay	28-Day MXN-TIIE	4.550	Lunar	03/01/2023		2,590,900	47	(2,930)	(2,883)	120	0
Pay	28-Day MXN-TIIE	4.520	Lunar	03/01/2023		612,800	0	(697)	(697)	28	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/05/2023		1,958,700	(13)	(2,269)	(2,282)	91	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/12/2025		5,800	0	(13)	(13)	1	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/29/2025		1,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	06/05/2025		4,800	0	(10)	(10)	1	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/12/2025		4,900	0	(11)	(11)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	02/12/2026		2,700	(13)	10	(3)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/22/2026		6,600	(30)	24	(6)	1	0
Receive	28-Day MXN-TIIE	7.990	Lunar	01/02/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	01/02/2027		18,500	(10)	(55)	(65)	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	01/09/2027		1,200	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	01/11/2027		6,700	(5)	26	21	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/14/2027		6,900	11	9	20	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/16/2027		2,900	6	4	10	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	03/01/2027		4,900	7	7	14	1	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/12/2027		9,700	0	(28)	(28)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/23/2027		15,400	(17)	35	18	2	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/23/2027		31,500	(10)	63	53	4	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/22/2027		1,100	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	02/12/2028		2,000	0	(7)	(7)	1	0
Pay	28-Day MXN-TIIE	8.050	Lunar	02/12/2028		5,400	0	19	19	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	7.165	Lunar	09/25/2032	2,500	(6)	7	1	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	09/08/2037	800	3	(3)	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	09/15/2037	21,100	(44)	44	0	3	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/29/2038	24,500	22	(112)	(90)	0	(3)

$(35,286)	$1,367	$(33,919)	$2,790	$(5,696)

Total Swap Agreements	$(5,889)	$8,533	$2,644	$2,992	$(5,769)

(n)

Securities with an aggregate market value of $148,638 and cash of $31,332 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	MXN	52,669	$2,666	$28	$0
07/2021	$7,693	EUR	6,427	0	(72)
07/2021	303	PEN	1,156	1	(4)
08/2021	CHF	3,269	$3,623	86	0
08/2021	$19,729	CAD	23,804	0	(527)
08/2021	5,720	GBP	4,130	0	(6)
08/2021	744	RUB	55,923	15	0
09/2021	8,441	CNY	54,291	0	(91)
09/2021	17,956	INR	1,321,986	0	(335)
09/2021	1,569	RUB	114,449	0	(23)
02/2022	ZAR	28,557	$1,932	2	(9)
BPS	07/2021	CLP	4,015,381	5,482	16	0
07/2021	EUR	6,626	7,879	23	0
07/2021	GBP	4,911	6,800	7	0
07/2021	JPY	217,512	1,989	31	0
07/2021	MXN	448,061	21,684	0	(766)
07/2021	TRY	6,481	756	14	0
07/2021	$26,376	EUR	22,075	0	(201)
07/2021	375	RUB	27,953	6	0
07/2021	1,862	TRY	15,696	0	(68)
08/2021	JPY	217,512	$1,960	2	0
08/2021	PEN	15,776	4,272	163	0
08/2021	SEK	915	110	3	0
09/2021	$5,477	CLP	4,015,381	0	(18)
09/2021	21,547	MXN	448,061	757	0
11/2021	MXN	126,203	$6,252	26	0
BRC	07/2021	TRY	4,029	471	9	0
07/2021	$779	TRY	6,543	0	(29)
02/2022	2,460	ZAR	36,012	0	(12)
BSH	07/2021	692	PEN	2,628	0	(9)
10/2021	BRL	546,000	$100,342	0	(8,180)
01/2022	75,000	13,036	0	(1,653)
CBK	07/2021	AUD	3,868	2,992	91	0
07/2021	MXN	243,044	11,918	0	(258)
07/2021	PEN	57,046	14,690	48	(192)
07/2021	TRY	10,483	1,209	14	(6)
07/2021	$5,613	CLP	4,015,381	0	(147)
07/2021	25,087	PEN	97,875	372	(5)
07/2021	525	RUB	40,551	28	0
08/2021	PEN	74,572	$19,738	317	(5)
08/2021	$3,777	PEN	15,017	136	0
08/2021	678	RUB	50,983	14	0
09/2021	PEN	28,158	$7,593	256	0
09/2021	$1,097	CNH	7,126	0	(1)
09/2021	9,252	MXN	190,859	248	0
09/2021	2,480	PEN	9,650	35	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021	ZAR	262,250		$19,075	884	0
	10/2021	PEN	2,890		796	43	0
	10/2021		$3,241	PEN	12,460	6	0
	11/2021		33,625	MXN	686,086	180	0
	12/2021		8,513	INR	652,681	94	(3)
	02/2022		129	ZAR	2,006	8	0
	02/2022	ZAR	17,924		$1,159	0	(59)
	04/2022		$26	INR	2,018	0	0
GLM	07/2021	GBP	198,979		$281,302	6,054	0
	07/2021	PEN	12,939		3,253	0	(112)
	07/2021	TRY	2,673		303	0	(3)
	07/2021		$3,294	EUR	2,718	0	(72)
	07/2021		990	RUB	76,429	51	0
	07/2021		685	TRY	5,740	0	(27)
	08/2021		3,256	PEN	12,940	116	0
	08/2021		1,265	RUB	94,219	16	(3)
	09/2021		30,961	MXN	650,537	1,422	0
	09/2021		1,997	RUB	146,339	0	(20)
	09/2021	ZAR	130,176		$9,457	427	0
	01/2022	BRL	220,000		38,062	0	(5,024)
	02/2022	CAD	4,663		3,862	101	0
	04/2022		$2,307	INR	181,654	46	0
HUS	07/2021	EUR	3,433		$4,085	14	0
	07/2021	MXN	35,682		1,727	0	(60)
	07/2021		$4,599	EUR	3,775	0	(123)
	07/2021		440,111	GBP	317,973	0	(259)
	07/2021		32,139	MXN	652,092	533	0
	07/2021		1,860	PEN	7,210	15	0
	07/2021		321	TRY	2,712	0	(11)
	08/2021	GBP	316,331		$437,861	238	0
	08/2021		$1,528	RUB	115,048	33	0
	09/2021		6,642	CNH	42,688	0	(75)
	09/2021		769	PEN	3,033	21	0
	09/2021		823	RUB	60,260	0	(9)
	10/2021	PEN	3,584		$970	36	0
	12/2021		22,168		5,976	205	0
	12/2021		$3,692	INR	284,136	53	0
	02/2022	ZAR	6,637		$459	8	0
IND	09/2021		$9,722	CLP	7,019,316	0	(182)
	02/2022	ZAR	218,740		$14,164	0	(701)
JPM	07/2021	PEN	1,356		341	0	(12)
	07/2021	TRY	10,639		1,239	23	0
	07/2021		$180	PEN	690	0	0
	07/2021		1,692	TRY	14,191	0	(67)
	08/2021		341	PEN	1,356	12	0
	10/2021	BRL	835,300		$149,101	0	(16,921)
	12/2021		$2,466	INR	185,993	0	(14)
	01/2022	BRL	51,600		$9,026	0	(1,079)
	02/2022	ZAR	6,464		423	0	(16)
MYI	07/2021	BRL	216,806		42,991	0	(598)
	07/2021	EUR	5,253		6,254	25	0
	07/2021		$43,232	BRL	216,806	358	0
	07/2021		9,921	GBP	7,137	0	(49)
	07/2021		43	PEN	170	1	0
	07/2021		521	RUB	39,906	23	0
	08/2021		42,855	BRL	216,806	586	0
	09/2021		399	PEN	1,584	14	0
	09/2021		2,512	ZAR	36,012	0	(14)
	04/2022	INR	153,187		$1,944	0	(41)
RYL	02/2022	ZAR	47,552		3,088	0	(144)
SCX	07/2021	PEN	15,125		4,020	89	0
	07/2021	TRY	10,398		1,212	22	0
	07/2021		$5,598	EUR	4,602	0	(141)
	07/2021		2,288	GBP	1,637	0	(24)
	07/2021		1,955	PEN	7,754	60	0
	09/2021	PEN	31,660		$8,210	19	(60)
	09/2021		$40,295	IDR	580,364,808	0	(800)
	12/2021	PEN	1,462		$394	13	0
	12/2021		$1,852	INR	139,250	0	(17)
SOG	07/2021		596	RUB	46,319	35	0
	08/2021		848		63,935	20	0
SSB	07/2021		38,734	BRL	208,077	3,100	0
	07/2021		98,408	GBP	71,211	98	0
	08/2021	GBP	71,211		$98,416	0	(99)
	02/2022	ZAR	4,994		320	0	(19)
TOR	07/2021	EUR	520,004		636,148	19,554	0
	08/2021		495,719		588,259	72	0
	02/2022	ZAR	10,282		672	0	(27)
UAG	07/2021	GBP	198,979		281,927	6,679	0
	07/2021		$782	MXN	15,636	1	0
	07/2021		1,964	RUB	149,187	74	(5)
	08/2021		20,979	NOK	173,409	0	(834)
	09/2021		812	RUB	59,534	0	(7)
	09/2021	ZAR	263,511		$18,610	332	0

Total Forward Foreign Currency Contracts						$44,562	$(40,348)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC CDX.IG-36 5-Year Index	Buy	0.700%	10/20/2021	86,000	$135	$79

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021		18,500	$104	$2
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021		11,000	103	35
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021		11,000	103	44
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021		9,000	52	33

						$362	$114

Total Purchased Options						$497	$193

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	5,800	$(26)	$(16)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	22,300	(23)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	15,400	(96)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	22,500	(26)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	12,200	(17)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	29,700	(37)	(28)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	7,800	(6)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	7,800	(10)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	23,300	(25)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	105,300	(148)	(29)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	50,800	(58)	(12)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	22,800	(25)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	10,900	(12)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	29,100	(39)	(11)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	27,000	(26)	(18)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	55,100	(60)	(33)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	7,300	(33)	(20)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	25,000	(27)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	29,100	(28)	(6)
DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	81,900	(84)	(20)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	22,100	(24)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	26,000	(34)	(10)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	27,100	(30)	(25)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	15,300	(89)	(34)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	9,300	(55)	(40)
	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	15,200	(12)	(10)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	26,400	(27)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	43,600	(41)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	26,400	(26)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	57,200	(60)	(14)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	8,300	(8)	(8)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	20,300	(20)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	19,300	(25)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	25,900	(26)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	29,600	(30)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	27,500	(28)	(28)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	57,900	(61)	(38)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	50,500	(53)	(29)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	21,800	(29)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	23,000	(23)	(2)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	10,500	(14)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	30,800	(38)	(20)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	10/20/2021	86,000	(82)	(43)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	28,100	(34)	(17)

						$(1,675)	$(582)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus INR	INR	81.000	04/27/2022	2,071	$(34)	$(20)
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	19,880	(199)	(250)
JPM	Call - OTC USD versus INR	INR	80.000	01/27/2022	880	(12)	(6)
MYI	Call - OTC USD versus INR	81.500	04/22/2022	7,776	(137)	(67)
UAG	Call - OTC USD versus INR	81.000	05/02/2022	2,067	(31)	(21)

$(413)	$(364)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	6,700	$(26)	$(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	6,700	(26)	(17)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	07/16/2021	10,200	(23)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.660	07/16/2021	10,200	(23)	(9)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.405	09/02/2021	16,700	(82)	(126)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.905	09/02/2021	16,700	(82)	(29)
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	2,500	(26)	(33)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	2,500	(26)	(11)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	13,700	(105)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	6,800	(15)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	6,800	(15)	(5)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	8,400	(114)	(188)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	8,400	(114)	(7)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	13,400	(60)	(71)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	13,400	(60)	(1)

$(797)	$(547)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	30,000	$(131)	$(27)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	9,000	(32)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	9,000	(27)	(11)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	10,000	(51)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	15,800	(52)	(44)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	20,500	(128)	(74)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.102	09/07/2021	1,000	(7)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	20,500	(90)	(112)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.102	09/07/2021	1,000	(5)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	40,500	(130)	(66)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	17,500	(59)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	22,000	(137)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	22,000	(137)	(43)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	5,000	(16)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	8,500	(29)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	8,500	(15)	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	15,800	(54)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	18,000	(56)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	15,800	(32)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	16,000	(27)	(26)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	15,000	(46)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	15,000	(46)	(35)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	4,000	(17)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	29,000	(122)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	10,000	(43)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	9,000	(55)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	29,000	(106)	(49)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	9,000	(46)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,000	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	4,000	(11)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	8,500	(36)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	8,000	(26)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	8,300	(27)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	8,000	(25)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	24,000	(150)	(38)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	9,000	(30)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	39,500	(170)	(73)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	18,500	(59)	(42)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	6,500	(21)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	9,000	(14)	(32)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	39,500	(89)	(104)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	16,500	(80)	(67)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	29,000	(82)	(122)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	11,200	(38)	(46)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	9,000	(29)	(36)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	9,500	(37)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	11,000	(42)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	12,000	(37)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	9,000	(18)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	9,000	(40)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	7,500	(33)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	3,500	(15)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	4,500	(15)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	7,000	(25)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	22,000	(69)	(43)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	5,600	(16)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	5,600	(8)	(9)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051			104.258	08/05/2021			5,500	(17)		(12)

									$(2,960)		$(1,457)

Total Written Options									$(5,845)		$(2,950)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.506%	EUR	100	$2	$(4)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.216%		$300	$(12)	$13	$1	$0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		1,200	(15)	32	17	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.750		400	(19)	21	2	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467		100	(10)	10	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216		3,500	(170)	184	14	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		1,600	(28)	17	0	(11)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872		200	(2)	3	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011		600	2	(2)	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		2,000	(32)	63	31	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		1,100	(7)	11	4	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014		200	(6)	6	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200		1,900	(30)	18	0	(12)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784		1,100	(16)	22	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		3,600	(74)	126	52	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		2,200	(18)	49	31	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.406		1,200	(219)	223	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	0.509		1,400	(124)	131	7	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467		100	(4)	4	0	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.216		3,900	(131)	147	16	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.579		6,400	39	56	95	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204		3,500	(149)	129	0	(20)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.909		500	(16)	17	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014		4,800	(140)	139	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		6,900	(101)	200	99	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433		5,000	(99)	171	72	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		1,100	(9)	13	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266		300	(21)	22	1	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.143	EUR	14,500	101	(25)	76	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608		$1,700	(9)	33	24	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833		2,900	(40)	62	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938		7,100	(41)	65	24	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.446		100	(16)	9	0	(7)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.355		11,900	(335)	491	156	0

								$(1,752)	$2,462	$761	$(51)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(40)	$49	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	183	56	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(126)	270	144	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	(9)	21	12	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	780	442	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	3,200	(17)	50	33	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	271,300	512	1,247	1,759	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,215	12	(3)	9	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,198	(458)	591	133	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	56	31	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	115	36	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	73	46	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	910	657	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	10,500	43	25	68	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,199	(203)	260	57	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	119	126	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	84,400	(83)	951	868	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	155,100	(503)	1,917	1,414	0

$(1,585)	$7,525	$5,940	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	100,500	$0	$(164)	$0	$(164)
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	26,415	0	(30)	0	(30)
BOA	Pay	3-Month USD-LIBOR	1.660	Semi-Annual	08/24/2028	$107,960	(105)	427	322	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	19,000	0	18	18	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	19,700	0	19	19	0
MYC	Pay	3-Month USD-LIBOR	1.630	Semi-Annual	08/24/2028	$26,200	(9)	82	73	0
Pay	3-Month USD-LIBOR	1.620	Semi-Annual	08/25/2028	36,900	(14)	109	95	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	20,000	0	17	17	0

$(128)	$478	$544	$(194)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	$3,100	$(1)	$63	$62	$0

Total Swap Agreements	$(3,464)	$10,524	$7,307	$(247)

(p)

Securities with an aggregate market value of $34,980 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$582,367	$179	$582,546
Corporate Bonds & Notes
Banking & Finance	0	979,754	768	980,522
Industrials	20,880	1,177,663	1,896	1,200,439
Utilities	0	431,656	0	431,656
Convertible Bonds & Notes
Banking & Finance	0	0	4,117	4,117
Municipal Bonds & Notes
Illinois	0	274	0	274
Puerto Rico	0	878	0	878
Texas	0	591	0	591
U.S. Government Agencies	0	2,651,347	0	2,651,347
U.S. Treasury Obligations	0	699,235	0	699,235
Non-Agency Mortgage-Backed Securities	0	931,147	1	931,148
Asset-Backed Securities	0	1,115,681	3,716	1,119,397
Sovereign Issues	0	730,935	0	730,935
Common Stocks
Communication Services	18,577	0	9,166	27,743
Consumer Discretionary	1	0	0	1
Energy	8,640	0	0	8,640
Financials	0	0	2,514	2,514
Industrials	0	740	12,253	12,993
Rights
Information Technology	0	0	122	122
Warrants
Financials	0	0	130	130
Preferred Securities
Banking & Finance	0	49,194	0	49,194
Industrials	0	5,567	1,786	7,353
Utilities	0	0	49,437	49,437
Real Estate Investment Trusts
Real Estate	46	0	0	46
Short-Term Instruments
Argentina Treasury Bills	0	18,902	0	18,902
U.S. Treasury Bills	0	183	0	183
U.S. Treasury Cash Management Bills	0	184	0	184

$48,144	$9,376,298	$86,085	$9,510,527
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$687,051	$0	$0	$687,051

Total Investments	$735,195	$9,376,298	$86,085	$10,197,578

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(965,143)	$0	$(965,143)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	638	3,169	0	3,807
Over the counter	0	52,062	0	52,062

$638	$55,231	$0	$55,869
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(220)	(6,344)	0	(6,564)
Over the counter	(36)	(43,509)	0	(43,545)

$(256)	$(49,853)	$0	$(50,109)

Total Financial Derivative Instruments	$382	$5,378	$0	$5,760

Totals	$735,577	$8,416,533	$86,085	$9,238,195

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$598	$9	$(307)	$0	$0	$(121)	$0	$0	$179	$(125)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	759	0	0	0	0	9	0	0	768	8
Industrials	1,905	0	0	0	0	(9)	0	0	1,896	(10)
Convertible Bonds & Notes
Banking & Finance	0	3,723	0	0	0	394	0	0	4,117	394
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	1	0	1	0
Asset-Backed Securities	898	2,800	(8)	0	0	26	0	0	3,716	26
Common Stocks
Communication Services	6,177	0	0	0	0	2,989	0	0	9,166	2,988
Financials	3,082	0	(664)	0	0	96	0	0	2,514	(568)
Industrials	17,496	1,265	(1,265)	0	0	3,564	0	(8,807)	12,253	1,063
Rights
Information Technology(2)	104	0	0	0	0	18	0	0	122	19
Warrants
Financials	0	141	0	0	0	(11)	0	0	130	(11)
Preferred Securities
Industrials	0	1,883	0	0	0	(97)	0	0	1,786	(98)
Utilities	49,804	0	(191)	0	0	(176)	0	0	49,437	(365)

Totals	$80,823	$9,821	$(2,435)	$0	$0	$6,682	$1	$(8,807)	$86,085	$3,321

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$179	Third Party Vendor	Broker Quote	21.500 - 96.500	57.086
Corporate Bonds & Notes
Banking & Finance	768	Other Valuation Techniques(3)	-	-	—
Industrials	1,896	Other Valuation Techniques(3)	-	-	—
Convertible Bonds & Notes
Banking & Finance	4,117	Other Valuation Techniques(3)	-	-	—
Non-Agency Mortgage-Backed Securities	1	Proxy Pricing	Base Price	469.530	—
Asset-Backed Securities	918	Other Valuation Techniques(3)	-	-	—
2,798	Proxy Pricing	Base Price	100.000	—
Common Stocks
Communication Services	9,166	Reference Instrument	Liquidity Discount	10.000	—
Financials	2,191	Comparable Companies	EBITDA	6.400x	—
323	Other Valuation Techniques(3)	-	-	—
Industrials	12,253	Discounted Cash Flow	Discount Rate	14.250	—
Rights
Information Technology	122	Comparable Companies	EBITDA	4.375x	—
Warrants
Financials	130	Other Valuation Techniques(3)	-	-	—
Preferred Securities
Industrials	1,786	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	0.220x/20.260	—
Utilities	49,437	Current Value Model	Purchase Price	$27.048	—

Total	$86,085

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Security type updated from Rights to Warrants since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.1% ¤
CORPORATE BONDS & NOTES 33.0%
BANKING & FINANCE 16.5%
Ambac LSNI LLC 6.000% due 02/12/2023 •		$3,244	$3,247
American International Group, Inc. 3.750% due 07/10/2025		1,400	1,544
American Tower Corp. 3.375% due 05/15/2024		4,400	4,709
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	108
3.200% due 01/15/2028		2,200	2,391
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,569
Bank of America Corp.
0.921% (US0003M + 0.790%) due 03/05/2024 ~		4,700	4,744
0.981% due 09/25/2025 •		3,400	3,399
1.197% due 10/24/2026 •		4,400	4,363
1.486% due 05/19/2024 •		4,300	4,376
1.658% due 03/11/2027 •		3,600	3,630
Barclays Bank PLC 7.625% due 11/21/2022 (g)		805	878
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,812
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,332
3.125% due 01/17/2024	GBP	700	1,022
4.610% due 02/15/2023 •		$4,300	4,411
BGC Partners, Inc. 5.375% due 07/24/2023		2,000	2,166
BNP Paribas S.A. 3.500% due 03/01/2023		3,500	3,673
Boston Properties LP 3.250% due 01/30/2031		2,600	2,788
Citigroup, Inc. 0.776% due 10/30/2024 •		4,400	4,412
Credit Agricole S.A. 1.907% due 06/16/2026 •		3,200	3,264
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		3,900	4,059
Danske Bank A/S 5.000% due 01/12/2022		3,600	3,684
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	3,000	3,688
3.950% due 02/27/2023		$800	840
3.961% due 11/26/2025 •		8,300	8,979
4.250% due 10/14/2021		4,000	4,044
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,711
Equinix, Inc.
1.550% due 03/15/2028		3,700	3,638
2.625% due 11/18/2024		3,800	4,000
First American Financial Corp. 4.000% due 05/15/2030		3,300	3,678
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	3,300	3,910
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$3,600	3,588
4.140% due 02/15/2023		3,600	3,735
Franklin Resources, Inc. 1.600% due 10/30/2030		4,500	4,321
GE Capital Funding LLC 4.050% due 05/15/2027		4,300	4,870
General Motors Financial Co., Inc.
0.012% due 03/26/2022 •	EUR	4,000	4,752
4.200% due 11/06/2021		$3,600	3,647
4.250% due 05/15/2023		3,500	3,722
GLP Capital LP 5.250% due 06/01/2025		2,600	2,930
Goldman Sachs Group, Inc.
0.900% (US0003M + 0.750%) due 02/23/2023 ~		2,000	2,019
1.326% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,746
3.500% due 01/23/2025		1,600	1,731
Hana Bank 3.375% due 01/30/2022		3,600	3,661

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

ING Groep NV 1.146% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,356
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	3,078
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		4,300	4,314
1.063% (US0003M + 0.890%) due 07/23/2024 ~		800	811
Lloyds Banking Group PLC
1.425% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,366
4.000% due 03/07/2025		50	41
7.625% due 06/27/2023 • (f)(g)	GBP	400	607
Mizuho Financial Group, Inc. 1.178% (US0003M + 0.990%) due 07/10/2024 ~		$2,800	2,840
Morgan Stanley 3.875% due 01/27/2026		425	475
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,572
Natwest Group PLC
2.500% due 03/22/2023	EUR	3,600	4,461
8.625% due 08/15/2021 •(f)(g)		$4,000	4,038
Nissan Motor Acceptance Corp. 0.768% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,305
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	4,194
NTT Finance Corp. 0.583% due 03/01/2024		4,300	4,296
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		1,200	1,320
Physicians Realty LP 4.300% due 03/15/2027		500	564
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	2,275
Regency Centers LP 3.700% due 06/15/2030		3,700	4,100
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	4,493
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,212
Societe Generale S.A. 1.792% due 06/09/2027 •		3,700	3,695
Standard Chartered PLC
1.319% due 10/14/2023 •		3,600	3,636
1.328% (US0003M + 1.200%) due 09/10/2022 ~		3,200	3,206
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		3,500	3,537
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,368	2,542
UBS AG
5.125% due 05/15/2024 (g)		$5,800	6,407
7.625% due 08/17/2022 (g)		250	269
UniCredit SpA 7.830% due 12/04/2023		7,800	9,042
Wells Fargo & Co.
2.406% due 10/30/2025 •		3,500	3,664
3.000% due 02/19/2025		1,500	1,606
3.550% due 09/29/2025		3,600	3,958

			252,071

INDUSTRIALS 12.9%
7-Eleven, Inc. 0.612% (US0003M + 0.450%) due 08/10/2022 ~		4,100	4,102
AbbVie, Inc. 2.600% due 11/21/2024		3,600	3,797
Anheuser-Busch InBev Worldwide, Inc. 3.500% due 06/01/2030		3,900	4,342
Bayer U.S. Finance LLC
3.875% due 12/15/2023		5,400	5,786
4.250% due 12/15/2025		4,100	4,573
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,606
BMW Finance NV 2.250% due 08/12/2022		3,800	3,882
Boeing Co.
1.433% due 02/04/2024		3,500	3,510
1.950% due 02/01/2024		3,500	3,586
2.196% due 02/04/2026		3,600	3,635
Broadcom, Inc.
3.150% due 11/15/2025		1,001	1,074
3.419% due 04/15/2033		3,759	3,952
3.459% due 09/15/2026		2,422	2,639
4.110% due 09/15/2028		4,036	4,544
4.150% due 11/15/2030		3,400	3,817
Canadian Pacific Railway Co. 4.500% due 01/15/2022		2,950	3,014

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~	3,600	3,601
Charter Communications Operating LLC 4.464% due 07/23/2022	3,900	4,038
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	1,001	1,060
D.R. Horton, Inc. 4.750% due 02/15/2023	600	635
Daimler Finance North America LLC
0.750% due 03/01/2024	3,600	3,609
3.700% due 05/04/2023	2,650	2,799
Dell International LLC 5.450% due 06/15/2023	6,100	6,619
Discovery Communications LLC 3.625% due 05/15/2030	4,100	4,477
Enbridge, Inc. 0.435% (SOFRRATE + 0.400%) due 02/17/2023 ~	3,600	3,608
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~	900	901
Expedia Group, Inc. 6.250% due 05/01/2025	1,362	1,585
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	3,600	3,573
General Mills, Inc. 6.410% due 10/15/2022	3,800	4,072
Global Payments, Inc. 2.900% due 05/15/2030	3,500	3,651
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~	4,000	4,001
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~	1,500	1,506
Hyundai Capital America
0.800% due 01/08/2024	4,000	3,985
1.150% due 11/10/2022	3,600	3,626
Imperial Brands Finance PLC 3.125% due 07/26/2024	3,600	3,791
KLA Corp. 4.650% due 11/01/2024	3,200	3,574
Lennar Corp. 4.750% due 05/30/2025	3,200	3,597
Marriott International, Inc. 2.125% due 10/03/2022	3,800	3,856
NetApp, Inc. 1.875% due 06/22/2025	2,500	2,572
NXP BV
3.875% due 09/01/2022	3,500	3,630
4.625% due 06/01/2023	4,100	4,408
Origin Energy Finance Ltd. 5.450% due 10/14/2021	1,166	1,183
PayPal Holdings, Inc. 2.650% due 10/01/2026	3,800	4,085
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	2,134
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,600	2,609
Ryder System, Inc. 2.875% due 06/01/2022	3,700	3,779
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	791
4.500% due 05/15/2030	3,700	4,274
Southern Co. 1.750% due 03/15/2028	3,700	3,656
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	244	245
Suntory Holdings Ltd. 2.250% due 10/16/2024	4,300	4,461
Sysco Corp. 5.650% due 04/01/2025	2,400	2,782
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,627
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024	3,400	3,614
Time Warner Cable LLC 4.000% due 09/01/2021	1,500	1,500
Toyota Motor Corp. 0.681% due 03/25/2024	3,200	3,207
United Airlines, Inc. 4.375% due 04/15/2026	3,400	3,524
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026	4,300	4,740
VMware, Inc. 4.500% due 05/15/2025	1,700	1,900
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	2,200	2,299

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	2,235

		198,278

UTILITIES 3.6%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	2,030
Ameren Corp. 2.500% due 09/15/2024	2,100	2,211
AT&T, Inc. 4.350% due 03/01/2029	3,700	4,287
Atmos Energy Corp. 0.625% due 03/09/2023	2,600	2,601
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,600	3,587
Entergy Corp. 1.900% due 06/15/2028	3,600	3,598
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	3,158
NextEra Energy Capital Holdings, Inc. 0.420% (US0003M + 0.270%) due 02/22/2023 ~	4,300	4,301
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	1,400	1,441
Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,300	4,300
1.750% due 06/16/2022	2,900	2,899
3.150% due 01/01/2026	1,400	1,445
3.400% due 08/15/2024	1,300	1,365
3.500% due 06/15/2025	3,000	3,148
Rio Oil Finance Trust 9.250% due 07/06/2024	437	485
Shell International Finance BV 2.750% due 04/06/2030	3,700	3,947
Tampa Electric Co. 2.600% due 09/15/2022	1,800	1,835
Verizon Communications, Inc.
1.450% due 03/20/2026	4,200	4,238
3.376% due 02/15/2025	3,946	4,290

		55,166

Total Corporate Bonds & Notes (Cost $485,843)		505,515

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028	3,700	3,711
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	1,000	1,003

Total Municipal Bonds & Notes (Cost $4,700)		4,714

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
0.152% due 07/25/2037 •	123	121
1.328% due 10/01/2044 •	13	14
1.515% due 05/01/2037 •	5	5
1.633% due 03/01/2034 •	4	4
1.731% due 04/01/2027 •	0	1
2.035% due 02/01/2035 •	11	11
2.075% due 02/01/2037 •	2	2
2.259% due 05/01/2038 •	875	927
2.270% due 06/01/2036 •	6	6
2.310% due 08/01/2022	193	195
2.358% due 01/25/2031 ~(a)	20,900	2,958
2.463% due 06/01/2035 •	375	398
2.501% due 10/01/2037 •	3	3
5.000% due 01/01/2027 •	1	1
5.115% due 12/25/2042 ~	82	90
6.500% due 03/01/2029 - 06/25/2044	15,133	17,580
7.000% due 09/01/2031	2	2
7.500% due 07/25/2041	3	4
8.000% due 12/15/2024	1	1
Freddie Mac
0.573% due 10/15/2040 •	1,448	1,467
0.673% due 12/15/2037 •	59	60
0.800% due 10/28/2026	14,800	14,724
2.204% due 05/01/2037 •	7	7
3.214% due 05/01/2035 •	19	20
4.000% due 10/01/2047	192	207
4.500% due 11/01/2029 - 07/01/2033	1,242	1,349
5.000% due 10/01/2033	31	35
5.500% due 12/01/2033 - 07/01/2038	195	226

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

6.000% due 10/01/2022 - 11/01/2037	86	101
6.500% due 12/01/2021 - 07/25/2043	18	21
7.000% due 01/01/2033	4	5
8.500% due 04/15/2025	21	24
Ginnie Mae
0.557% due 04/20/2065 •	1,884	1,890
0.707% due 08/20/2065 •	2,640	2,669
1.031% due 06/20/2067 •	2,003	2,031
2.000% due 03/20/2028 •	37	38
2.125% (H15T1Y + 1.500%) due 11/20/2025 ~	1	1
2.250% due 07/20/2034 •	14	15
2.625% due 11/20/2034 •	1	1
2.875% due 06/20/2032 •	1	1
3.500% due 10/15/2047	713	750
4.000% due 06/20/2048	2,569	2,816
4.500% due 08/20/2048	2,053	2,210
5.000% due 11/20/2049	706	762
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	9	10
7.000% due 07/15/2031 - 12/15/2032	8	10
Small Business Administration
4.340% due 03/01/2024	2	2
4.750% due 07/01/2025	794	833
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	1,516	1,627
4.000% due 03/01/2029 - 05/01/2048	2,740	2,939
4.500% due 05/01/2023 - 02/01/2038	250	268
5.000% due 07/01/2029 - 04/01/2039	827	941
5.500% due 09/01/2024 - 07/01/2041	4,482	5,170
6.000% due 11/01/2022 - 10/01/2040	327	381
7.500% due 01/01/2031 - 08/01/2032	2	2
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	10,100	10,179

Total U.S. Government Agencies (Cost $72,778)		76,139

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.250% due 05/15/2050	5,600	4,574
1.375% due 11/15/2040	32,000	28,758
1.375% due 08/15/2050	9,300	7,843
1.875% due 02/15/2041	4,000	3,917
U.S. Treasury Notes
0.875% due 11/15/2030	8,400	7,989
1.125% due 02/15/2031	7,300	7,088
1.750% due 09/30/2022 (k)	1,402	1,430
1.750% due 06/30/2024 (k)	9,000	9,348
1.875% due 07/31/2022 (k)(m)	8,227	8,385
2.000% due 08/31/2021 (k)	800	803
2.000% due 07/31/2022 (k)	1,200	1,225
2.000% due 11/30/2022	315	323

Total U.S. Treasury Obligations (Cost $86,726)		81,683

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust 2.662% due 10/25/2035 ^~	18	17
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	80	81
Banc of America Funding Trust
0.333% due 05/20/2035 •	756	767
2.707% due 02/20/2036 ~	101	102
2.852% due 05/25/2035 ~	1,418	1,437
Banc of America Mortgage Trust 2.458% due 02/25/2034 ~	20	21
BANK 3.071% due 08/15/2061	3,000	3,267
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 04/25/2033 ~	3	3
2.509% due 02/25/2033 ~	4	4
2.756% due 01/25/2035 ~	19	20
2.829% due 02/25/2033 ~	6	6
2.893% due 02/25/2034 ~	15	15
3.049% due 10/25/2036 ^~	256	252
3.128% due 07/25/2034 ~	16	16
Bear Stearns ALT-A Trust
0.632% due 08/25/2035 •	384	387
2.169% due 10/25/2033 ~	4	4
2.555% due 10/25/2035 ^~	1,243	1,186
2.624% due 05/25/2035 ~	542	555
3.008% due 09/25/2035 ^~	225	176
BPCRE Ltd. 0.932% due 02/15/2037 •	3,000	3,003
Chase Mortgage Finance Trust
2.733% due 02/25/2037 ~	68	68

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

3.067% due 03/25/2037 ^~		330	333
Citigroup Mortgage Loan Trust 2.376% due 03/25/2034 ~		17	18
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •		728	762
CitiMortgage Alternative Loan Trust 0.742% due 12/25/2036 •		1,451	1,211
Countrywide Alternative Loan Trust
0.632% due 08/25/2035 •		2,405	1,649
1.116% due 12/25/2035 •		32	29
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •		36	35
2.241% due 03/25/2034 ~		391	396
2.665% due 02/20/2035 ~		102	103
2.800% due 11/25/2034 ~		225	228
Credit Suisse First Boston Mortgage Securities Corp. 0.714% due 03/25/2032 ~		11	10
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	972	1,322
Eurosail PLC
0.234% due 03/13/2045 •		2,193	2,997
0.241% due 12/15/2044 •		61	84
Extended Stay America Trust 1.155% due 07/15/2038 •(b)		$4,000	4,021
GSR Mortgage Loan Trust
2.793% due 09/25/2035 ~		20	21
2.924% due 09/25/2035 ~		307	313
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	13,756	19,126
IndyMac Adjustable Rate Mortgage Trust 1.810% due 01/25/2032 ~		$19	19
IndyMac Mortgage Loan Trust 0.342% due 02/25/2037 •		6,773	5,395
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		3,266	3,245
JP Morgan Mortgage Trust 1.702% due 02/25/2034 ~		15	15
Legacy Mortgage Asset Trust 2.882% due 10/25/2059 þ		3,588	3,618
LoanCore Issuer Ltd. 0.924% due 07/15/2035 •		4,100	4,101
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		98	96
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.933% due 08/15/2032 •		46	44
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		3,600	3,606
Morgan Stanley Mortgage Loan Trust 2.043% due 06/25/2036 ~		50	53
MortgageIT Trust 0.652% due 10/25/2035 •		241	241
One New York Plaza Trust 1.023% due 01/15/2026 •		3,000	3,024
PFP Ltd. 0.923% due 04/14/2038 •		3,600	3,609
Prime Mortgage Trust 0.492% due 02/25/2034 •		27	26
Residential Funding Mortgage Securities, Inc. Trust
3.148% due 09/25/2035 ^~		167	127
4.704% due 09/25/2035 ~		231	166
Resloc UK PLC 0.241% due 12/15/2043 •	GBP	994	1,336
SFO Commercial Mortgage Trust 1.223% due 05/15/2038 •		$3,600	3,613
Structured Adjustable Rate Mortgage Loan Trust
2.646% due 07/25/2034 ~		75	81
3.029% due 02/25/2037 ^~		1,378	1,177
Structured Asset Mortgage Investments Trust
0.492% due 08/25/2036 •		9	58
0.593% due 07/19/2035 •		327	317
0.933% due 10/19/2033 •		15	15
0.942% due 05/25/2047 •		4,959	4,401
Towd Point HE Trust 0.918% due 02/25/2063 ~		3,547	3,549
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	5,780	8,023
Towd Point Mortgage Funding PLC
0.049% due 05/20/2045 •		7,625	10,592
1.111% due 10/20/2051 •		5,493	7,640
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 10/25/2045 •		$143	143
2.491% due 12/25/2036 ^~		1,103	1,054
3.143% due 02/25/2037 ^~		1,170	1,173

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		2,867	2,837

Total Non-Agency Mortgage-Backed Securities (Cost $109,613)			117,439

ASSET-BACKED SECURITIES 8.2%
Catamaran CLO Ltd.
1.280% due 01/18/2029 •		3,190	3,194
1.444% due 04/22/2030 •		4,676	4,679
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		1,250	1,263
Citigroup Mortgage Loan Trust 0.252% due 12/25/2036 •		379	256
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.037% due 10/25/2034 •		2,507	2,498
CLNC Ltd. 1.374% due 08/20/2035 •		3,900	3,903
Countrywide Asset-Backed Certificates
0.232% due 06/25/2035 •		348	329
0.612% due 12/25/2036 ^•		1,063	1,038
0.692% due 06/25/2036 •		6,739	6,688
Countrywide Asset-Backed Certificates Trust
0.232% due 03/25/2037 •		181	175
1.097% due 08/25/2035 •		92	92
First Franklin Mortgage Loan Trust 0.402% due 10/25/2036 •		5,800	5,013
Fremont Home Loan Trust
0.632% due 02/25/2036 •		1,000	931
0.882% due 12/25/2029 •		25	25
GSAMP Trust
0.677% due 01/25/2036 •		3,342	3,345
0.842% due 01/25/2034 •		2,303	2,262
1.742% due 10/25/2034 •		18	18
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	4,500	5,332
0.960% due 10/20/2031•		3,000	3,554
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •		$4,400	4,398
JP Morgan Mortgage Acquisition Trust 0.352% due 06/25/2037 •		7,368	7,322
KVK CLO Ltd. 1.086% due 01/14/2028 •		1,130	1,131
LCM LP 1.188% due 07/20/2030 •		3,600	3,601
LoanCore Issuer Ltd. 1.203% due 05/15/2028 •		1,142	1,143
LP Credit Card ABS Master Trust 1.661% due 08/20/2024 •		2,227	2,230
Man GLG Euro CLO DAC 0.690% due 12/15/2031•	EUR	3,000	3,564
MASTR Specialized Loan Trust
0.352% due 06/25/2046 •		$472	457
0.462% due 01/25/2037 •		275	157
0.612% due 02/25/2036 •		381	370
MidOcean Credit CLO 0.984% due 04/15/2027 •		72	72
Morgan Stanley ABS Capital, Inc. Trust 1.022% due 11/25/2034 •		1,223	1,222
Morgan Stanley Capital, Inc. Trust 0.452% due 03/25/2036 •		38	34
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		3,923	3,981
OZLM Funding Ltd. 1.154% due 07/22/2029 •		4,400	4,400
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.892% due 12/25/2034 •		1,352	1,365
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	386
Residential Asset Mortgage Products Trust
0.532% due 12/25/2035 •		455	427
0.632% due 02/25/2036 •		1,000	965
Residential Asset Securities Corp. Trust 0.332% due 10/25/2036 •		1,809	1,772
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		3,200	3,199
1.238% due 10/20/2028 •		3,844	3,849
Soundview Home Loan Trust 0.767% due 06/25/2035 •		769	768
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		3,000	3,001
Structured Asset Investment Loan Trust 0.992% due 05/25/2035 •		2,500	2,513
Structured Asset Securities Corp. Mortgage Loan Trust
0.302% due 02/25/2037 •		1,654	1,587
1.097% due 11/25/2035 •		500	494

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Tralee CLO Ltd. 1.298% due 10/20/2028 •		3,942	3,943
Venture CLO Ltd.
0.000% due 09/07/2030 •		3,600	3,597
1.064% due 04/15/2027 •		2,881	2,876
1.238% due 07/20/2030 •		3,500	3,497
1.244% due 07/15/2031 •		4,400	4,399
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		3,800	3,802
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		3,600	3,595
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •		984	985

Total Asset-Backed Securities (Cost $120,434)			125,697

SOVEREIGN ISSUES 8.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (d)	BRL	271,800	53,987
0.000% due 01/01/2022 (d)		56,200	10,988
Chile Government International Bond 1.625% due 01/30/2025	EUR	3,800	4,770
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	21,000	6,441
2.750% due 07/03/2030		$4,100	4,382
5.500% due 01/31/2022	ILS	6,800	2,154
Japan Bank for International Cooperation 2.375% due 07/21/2022		$3,700	3,783
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,629
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	493
5.940% due 02/12/2029		12,000	3,415
8.200% due 08/12/2026		20,500	6,624
Province of Ontario 3.150% due 06/02/2022	CAD	3,100	2,566
Province of Quebec
3.500% due 12/01/2022		600	505
4.250% due 12/01/2021		10,600	8,692
Provincia de Buenos Aires 37.854% due 04/12/2025	ARS	4,288	22
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,618
3.875% due 04/23/2023		1,000	1,063
Saudi Government International Bond 2.375% due 10/26/2021		7,200	7,247

Total Sovereign Issues (Cost $122,579)			127,379

		SHARES
PREFERRED SECURITIES 0.8%
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		464,023	12,280

Total Preferred Securities (Cost $12,408)			12,280

SHORT-TERM INSTRUMENTS 20.5%
REPURCHASE AGREEMENTS (i) 5.2%			79,600

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.3%
Federal Home Loan Bank
0.010% due 08/25/2021 (d)(e)		$14,300	14,299

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

0.045% due 09/17/2021 (d)(e)		6,500	6,500

			20,799

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	9,692	57

ISRAEL TREASURY BILLS 0.5%
(0.044)% due 10/06/2021 - 11/30/2021 (c)(d)	ILS	26,200	8,037

U.S. TREASURY BILLS 10.9%
0.039% due 07/06/2021 - 09/23/2021 (b)(c)(d)(k)(m)		$166,763	166,754

U.S. TREASURY CASH MANAGEMENT BILLS 2.6%
0.025% due 09/21/2021 - 09/28/2021 (c)(d)(m)		40,023	40,020

Total Short-Term Instruments (Cost $315,218)			315,267

Total Investments in Securities (Cost $1,330,299)			1,366,113

		SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short Asset Portfolio		9,468,476	94,893
PIMCO Short-Term Floating NAV Portfolio III		7,772,689	76,647

Total Short-Term Instruments (Cost $171,403)			171,540

Total Investments in Affiliates (Cost $171,403)			171,540

Total Investments 100.3% (Cost $1,501,702)			$1,537,653
Financial Derivative Instruments (j)(l) (0.2)%(Cost or Premiums, net $300)			(3,335)
Other Assets and Liabilities, net (0.1)%			(1,571)

Net Assets 100.0%			$1,532,747

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$12,408	$12,280	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

RDR	0.030%	06/30/2021	07/01/2021	$79,600	U.S. Treasury Notes 0.250% - 2.875% due 11/30/2023 - 08/31/2025	$(81,298)	$79,600	$79,600

Total Repurchase Agreements	$(81,298)	$79,600	$79,600

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2051	$45,738	$(48,932)	$(48,747)

Total Short Sales (3.2)%	$(48,932)	$(48,747)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(5,238) at a weighted average interest rate of (0.120%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	2,767	$341,530	$(637)	$173	$0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2021	3,321	440,033	2,981	778	0

$2,344	$951	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	4	$(819)	$(5)	$1	$(3)
Euro-Buxl 30-Year Bond September Futures	09/2021	20	(4,820)	(85)	12	(36)
U.S. Treasury 30-Year Bond September Futures	09/2021	280	(45,010)	(1,360)	0	(184)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	126	(24,279)	(1,183)	0	(142)
United Kingdom Long Gilt September Futures	09/2021	37	(6,556)	(68)	0	(7)

$(2,701)	$13	$(372)

Total Futures Contracts	$(357)	$964	$(372)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$1,900	$(86)	$116	$30	$0	$(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.420	1,200	(2)	23	21	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	600	(10)	20	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	3,000	25	17	42	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	3,500	(632)	466	(166)	0	(2)

$(705)	$642	$(63)	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Crossover 35 5-Year Index	5.000%	Quarterly	06/20/2026	EUR	3,300	$449	$43	$492	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	19,900	$936	$(383)	$553	$0	$(2)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	50,200	0	125	125	3	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	34,000	0	83	83	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	39,900	(1)	101	100	2	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	11,100	0	27	27	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	18,000	0	44	44	1	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	56,000	0	134	134	3	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022	5,200	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	152,800	(1)	(259)	(260)	0	(8)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022	674,200	209	(803)	(594)	0	(34)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	128,900	(26)	(154)	(180)	0	(7)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	54,100	0	(58)	(58)	0	(3)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023	$24,700	(551)	2,089	1,538	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	640,920	(33)	(77)	(110)	0	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	2,460,000	107	448	555	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	1,580,000	(87)	(386)	(473)	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	85,900	9	(72)	(63)	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	150,000	0	(122)	(122)	1	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	230,000	1	(181)	(180)	1	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	80,500	4	(62)	(58)	0	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051	320,880	(4)	(25)	(29)	6	0
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051	101,000	0	(5)	(5)	2	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	165,000	91	(26)	65	3	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051	342,000	0	(48)	(48)	7	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	158,000	0	(28)	(28)	3	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051	71,000	0	(12)	(12)	1	0

$654	$341	$995	$40	$(55)

Total Swap Agreements	$398	$1,026	$1,424	$41	$(62)

(k)	Securities with an aggregate market value of $9,988 and cash of $11,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	AUD	4,516	$3,498	$110	$0
08/2021	EUR	42,137	51,185	1,174	0
08/2021	$6,844	EUR	5,689	0	(92)
BPS	07/2021	1,930	CAD	2,325	0	(54)
08/2021	PEN	4,190	$1,135	44	0
11/2021	$130	MXN	2,620	0	(1)
BSH	10/2021	BRL	115,000	$20,237	0	(2,620)
01/2022	33,300	5,788	0	(734)
CBK	07/2021	PEN	3,331	885	19	0
07/2021	$11,906	CAD	14,642	0	(94)
08/2021	CAD	14,642	$11,906	94	0
08/2021	PEN	26,250	7,068	232	(2)
09/2021	4,597	1,246	48	0
09/2021	$4,621	CLP	3,307,723	0	(125)
10/2021	ILS	12,003	$3,628	0	(58)
11/2021	28,213	8,609	14	(77)
11/2021	$6,128	MXN	125,032	33	0
01/2022	ILS	7,176	$2,190	0	(18)
HUS	08/2021	GBP	42,132	59,561	1,273	0
08/2021	JPY	102,600	944	20	0
08/2021	$4,053	EUR	3,341	0	(88)
08/2021	1,021	GBP	721	0	(24)
JPM	07/2021	ILS	426	$131	0	0
10/2021	BRL	156,800	27,766	0	(3,399)
11/2021	ILS	6,998	2,161	10	0
01/2022	BRL	22,900	4,006	0	(479)
MYI	07/2021	40,683	8,067	0	(112)
07/2021	$7,620	BRL	40,683	560	0
08/2021	8,042	40,683	110	0
SCX	07/2021	837	PEN	3,331	29	0
09/2021	PEN	7,871	$2,024	4	(30)
TOR	07/2021	CAD	16,967	14,043	356	0

Total Forward Foreign Currency Contracts	$4,130	$(8,007)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/15/2022	4,200	$444	$276

Total Purchased Options	$444	$276

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/15/2022	11,300	$(429)	$(290)

Total Written Options	$(429)	$(290)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.204%	$2,700	$(113)	$98	$0	$(15)

Total Swap Agreements	$(113)	$98	$0	$(15)

(m)

Securities with an aggregate market value of $7,700 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$252,071	$0	$252,071
Industrials	0	198,278	0	198,278
Utilities	0	55,166	0	55,166
Municipal Bonds & Notes
California	0	4,714	0	4,714
U.S. Government Agencies	0	76,139	0	76,139
U.S. Treasury Obligations	0	81,683	0	81,683
Non-Agency Mortgage-Backed Securities	0	117,439	0	117,439
Asset-Backed Securities	0	125,697	0	125,697
Sovereign Issues	0	127,379	0	127,379
Preferred Securities
Utilities	0	0	12,280	12,280
Short-Term Instruments
Repurchase Agreements	0	79,600	0	79,600
Short-Term Notes	0	20,799	0	20,799
Argentina Treasury Bills	0	57	0	57
Israel Treasury Bills	0	8,037	0	8,037
U.S. Treasury Bills	0	166,754	0	166,754
U.S. Treasury Cash Management Bills	0	40,020	0	40,020

$0	$1,353,833	$12,280	$1,366,113
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$171,540	$0	$0	$171,540

Total Investments	$171,540	$1,353,833	$12,280	$1,537,653

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Government Agencies	$0	$(48,747)	$0	$(48,747)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	992	0	1,005
Over the counter	0	4,406	0	4,406

	$13	$5,398	$0	$5,411
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(388)	0	(434)
Over the counter	0	(8,312)	0	(8,312)

	$(46)	$(8,700)	$0	$(8,746)

Total Financial Derivative Instruments	$(33)	$(3,302)	$0	$(3,335)

Totals	$171,507	$1,301,784	$12,280	$1,485,571

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~		$1,416	$1,381

Total Loan Participations and Assignments (Cost $1,398)			1,381

CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Alpha Bank S.A. 2.500% due 02/05/2023	EUR	2,600	3,198
Banca Carige SpA 0.957% (EUR003M + 1.500%) due 05/25/2022 ~		2,400	2,859
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$15,000	15,259
Physicians Realty LP 3.950% due 01/15/2028		2,784	3,060
Preferred Term Securities Ltd.
0.419% (US0003M + 0.300%) due 03/22/2037 ~		294	262
0.419% (US0003M + 0.300%) due 09/22/2037 ~		2,621	2,411
0.469% (US0003M + 0.350%) due 03/22/2038 ~		1,421	1,286
0.499% (US0003M + 0.380%) due 09/23/2035 ~		158	155
0.699% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,520

			32,010

INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,768
Times Square Hotel Trust 8.528% due 08/01/2026		2,234	2,433

			4,201

Total Corporate Bonds & Notes (Cost $33,364)			36,211

U.S. GOVERNMENT AGENCIES 106.7%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)		21,230	19,356
0.200% due 02/25/2043 •(a)		5,376	52
0.272% due 01/25/2044 ~(a)		2,550	20
0.692% due 02/25/2024 •		2	2
0.744% due 09/25/2022 ~(a)		37,305	89
0.942% due 07/25/2038 •		589	604
1.000% due 06/25/2043 •(a)		5,300	185
1.500% due 03/25/2042		2,451	2,445
1.510% due 06/01/2028		3,875	3,930
1.546% due 10/25/2046 ~(a)		468	24
1.556% due 04/25/2046 ~(a)		1,654	104
1.611% due 07/25/2052 ~(a)		1,365	63
1.633% due 07/25/2044 ~(a)		1,892	102
1.725% due 03/25/2045 ~(a)		2,893	147
1.729% due 01/25/2045 ~(a)		1,359	73
1.771% due 07/25/2044 ~(a)		1,507	77
1.811% due 12/01/2034 •		179	187
1.831% due 04/25/2055 ~(a)		2,325	127
1.841% due 08/25/2044 ~(a)		1,139	72
1.889% due 08/25/2054 ~(a)		946	66
1.896% due 08/25/2055 ~(a)		1,374	70
1.931% due 09/25/2045 ~(a)		1,511	83
1.976% due 01/01/2035 •		199	209
2.000% due 12/25/2042		87	76
2.005% due 07/25/2045 ~(a)		5,917	393
2.097% due 09/01/2043 •		2,510	2,625
2.100% due 01/01/2047 •		114	118
2.317% due 01/01/2035 •		433	463
2.358% due 01/25/2031 ~(a)		10,033	1,420
2.407% due 06/01/2035 •		47	47
2.500% due 12/25/2027 - 12/25/2050 (a)		25,112	2,231
2.540% due 08/01/2026		11,234	11,913
2.600% due 09/01/2024		15,400	15,737
2.650% due 06/01/2027		1,265	1,360
2.750% due 08/25/2047 •(a)		43,666	4,260

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

2.930% due 01/01/2031	1,207	1,330
2.950% due 07/01/2029 - 02/01/2030	9,433	10,198
3.000% due 12/25/2021 - 07/25/2051 (a)	221,500	24,949
3.000% due 09/25/2022 - 03/01/2057	18,839	19,552
3.000% due 02/01/2057 - 07/01/2060 (h)	142,573	153,565
3.030% due 07/01/2029	2,121	2,356
3.110% due 04/01/2024	8,500	9,053
3.225% due 04/01/2048 •	212	219
3.235% due 05/01/2047 •	1,366	1,431
3.330% due 07/01/2022	1,894	1,926
3.430% due 03/01/2033	1,000	1,132
3.477% due 05/25/2042 ~	25	27
3.490% due 07/01/2026	3,876	4,288
3.500% due 10/25/2021 - 05/25/2051 (a)	210,959	28,788
3.500% due 01/25/2041 - 07/25/2043	1,909	2,012
3.527% due 08/01/2049 •	8,444	8,839
3.575% due 02/01/2026	12,198	13,015
3.612% due 12/01/2048 •	3,665	3,835
3.620% due 01/01/2029	4,797	5,481
3.641% due 08/25/2043 ~	30	31
3.675% due 06/01/2048 •	628	657
3.750% due 05/25/2033 - 01/25/2044	2,158	2,435
3.909% due 01/25/2033 •	3,525	3,458
3.930% due 02/01/2031	1,274	1,504
3.950% due 02/01/2031	1,078	1,275
3.975% due 06/01/2048 •	118	119
4.000% due 01/25/2033 - 09/25/2050 (a)	184,290	28,934
4.000% due 06/01/2033 - 06/25/2042	3,501	3,855
4.050% due 12/01/2028	3,698	4,289
4.059% due 02/25/2033 •	3,054	3,198
4.172% due 07/25/2044 ~(a)	26,072	3,122
4.362% due 01/25/2043 •	296	297
4.500% due 02/01/2038 - 04/01/2059	10,965	12,284
4.500% due 11/25/2044 - 07/25/2050 (a)	9,974	1,407
4.908% due 03/25/2047 •	256	262
4.909% due 06/25/2050 •(a)	11,980	2,137
5.000% due 11/01/2033 - 07/25/2040	197	227
5.000% due 01/25/2043 •	248	278
5.000% due 06/25/2050 (a)	4,697	696
5.290% due 03/25/2043 •	13,025	13,693
5.400% due 05/25/2051 •	12,917	13,378
5.500% due 02/25/2029 (a)	9	1
5.500% due 01/25/2032 ~(a)	160	22
5.500% due 12/25/2034 - 11/01/2036	2,653	3,008
5.509% due 06/25/2044 •(a)	5,580	758
5.590% due 03/25/2033 •	11,009	11,523
5.816% due 01/25/2043 •	356	367
5.859% due 10/25/2043 - 01/25/2050 •(a)	21,875	4,768
5.869% due 12/25/2036 •(a)	479	83
5.909% due 07/25/2046 - 11/25/2049 •(a)	129,243	25,984
5.929% due 09/25/2049 •(a)	16,541	2,699
5.959% due 10/25/2042 - 07/25/2059 •(a)	115,289	22,708
6.000% due 04/25/2032 - 02/25/2033 (a)	287	46
6.000% due 02/25/2034	128	148
6.009% due 06/25/2037 - 07/25/2050 •(a)	99,886	18,515
6.012% due 10/25/2046 ~(a)	11,339	1,649
6.059% due 05/25/2042 - 01/25/2049 •(a)	59,111	11,417
6.109% due 06/25/2040 - 06/25/2048 •(a)	48,178	9,603
6.109% due 05/25/2048 •	9,984	10,519
6.159% due 08/25/2041 - 02/25/2043 •(a)	26,449	4,157
6.300% due 06/25/2031 ~	41	42
6.339% due 03/25/2042 •(a)	1,470	324
6.359% due 09/25/2037 •(a)	2,981	473
6.500% due 04/25/2038 (a)	311	72
6.509% due 09/25/2040 - 09/25/2042 •(a)	7,525	1,439
6.559% due 05/25/2036 •(a)	1,017	255
6.609% due 10/25/2026 - 08/25/2040 •(a)	2,097	209
6.659% due 09/25/2039 •(a)	97	17
6.709% due 12/25/2032 - 11/25/2036 •(a)	3,018	603
6.809% due 04/25/2038 •(a)	570	117
7.000% due 12/25/2023 - 03/25/2049	74	92
7.009% due 10/25/2034 •(a)	1,199	193
7.344% due 08/25/2033 •	590	659
7.609% due 08/25/2034 •(a)	588	103
7.714% due 12/25/2042 - 10/25/2043 •	4,723	5,239
9.118% due 11/25/2042 - 10/25/2045 •	3,231	3,706
9.516% due 10/25/2041 •	232	249
9.616% due 11/25/2041 •	1,878	2,242
9.917% due 06/25/2043 •	3,107	3,369
10.106% due 05/25/2043 •	1,127	1,391
11.488% due 08/25/2043 •	202	236
12.169% due 01/25/2041 •	4,344	5,765
12.477% due 03/25/2040 •	142	182
17.623% due 09/25/2024 •	5	6
19.541% due 09/25/2023 •	1	1
25.154% due 12/25/2036 •	77	110

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

60.935% due 06/25/2048 ~	339	733
Freddie Mac
0.000% due 03/15/2022 - 08/15/2057 (b)(f)	143,677	125,284
0.162% due 12/25/2036 •	26,959	25,958
0.460% due 10/15/2038 •	4,558	4,620
0.631% due 08/25/2022 ~(a)	100,108	306
0.732% due 07/25/2024 ~(a)	135,292	1,860
0.904% due 09/25/2022 ~(a)	40,390	327
1.054% due 04/25/2034 ~(a)	134,414	11,817
1.331% due 10/15/2037 ~(a)	519	22
1.588% due 10/15/2037 ~(a)	174	8
1.620% due 05/15/2037 ~(a)	346	17
1.860% due 10/15/2041 ~(a)	811	39
1.918% due 08/15/2041 ~(a)	415	20
1.919% due 03/15/2037 ~(a)	474	29
1.982% due 10/15/2038 ~(a)	6,085	465
1.992% due 01/15/2038 ~(a)	4,159	267
1.996% due 11/15/2038 ~(a)	1,297	66
2.000% due 04/25/2031 - 01/25/2051 (a)	72,429	6,939
2.024% due 02/15/2038 ~(a)	915	44
2.067% due 08/15/2036 ~(a)	773	39
2.075% due 11/15/2036 ~(a)	1,207	75
2.139% due 06/15/2038 ~(a)	971	64
2.174% due 07/15/2035 •	16,627	16,821
2.500% due 09/15/2027 - 03/25/2051 (a)	121,485	12,031
2.700% due 08/01/2023	16,800	16,963
2.750% due 11/25/2029	58,378	61,370
2.750% due 07/15/2047 •(a)	33,153	3,136
3.000% due 04/15/2027 - 03/25/2051 (a)	329,234	42,585
3.000% due 05/15/2034 ~(a)	854	68
3.000% due 09/25/2045 - 12/25/2046	4,692	4,740
3.037% due 12/25/2047 ~	803	826
3.045% due 10/25/2046 ~	1,900	1,940
3.314% due 12/15/2027 ~(a)	1,239	78
3.500% due 01/15/2032 - 07/25/2050 (a)	164,487	22,673
3.500% due 01/01/2038 - 04/15/2054	39,353	40,775
3.500% due 10/15/2047 ~(a)	1,281	187
3.554% due 09/25/2024 ~	13,400	12,265
4.000% due 02/15/2031 - 06/01/2048	98,277	106,538
4.000% due 01/15/2033 •	5,156	5,321
4.000% due 03/15/2042 - 06/25/2051 (a)	196,993	32,578
4.000% due 10/01/2042 (h)	332	364
4.000% due 05/15/2049 ~(a)	778	117
4.125% due 06/15/2041 þ	9,152	10,142
4.240% due 11/15/2048 •(a)	249,576	23,200
4.427% due 08/15/2040 •(a)	2,973	343
4.490% due 12/15/2048 •	20,226	20,423
4.500% due 08/01/2030 - 06/01/2048	4,655	5,181
4.500% due 07/15/2042 - 07/25/2051 (a)	102,289	14,335
4.500% due 04/15/2044 •	826	830
4.662% due 12/15/2042 •	240	228
4.927% due 04/15/2042 •(a)	2,206	303
5.000% due 10/15/2042 - 11/15/2046 •	1,243	1,320
5.000% due 09/15/2046 ~(a)	1,237	199
5.000% due 05/25/2048 (a)	10,091	1,369
5.000% due 03/01/2049	35,642	39,661
5.253% due 10/15/2042 •	1,419	1,399
5.289% due 11/15/2042 •	947	896
5.313% due 01/15/2043 •	1,120	1,020
5.493% due 03/15/2045 •	426	435
5.500% due 02/15/2033 - 01/01/2038	1,102	1,265
5.500% due 05/15/2041 •	47	51
5.817% due 09/15/2043 •(a)	14,251	2,766
5.891% due 02/15/2033 - 05/15/2033 •	4,163	4,393
5.909% due 04/25/2048 - 11/25/2049 •(a)	28,403	5,659
5.927% due 10/15/2036 - 08/15/2042 •(a)	32,645	6,198
5.959% due 04/25/2049 - 06/25/2050 •(a)	100,051	20,024
5.977% due 08/15/2041 - 09/15/2044 •(a)	12,141	2,312
6.000% due 07/15/2035	518	735
6.000% due 03/15/2044 (a)	356	81
6.009% due 06/25/2050 - 08/25/2050 •(a)	42,868	9,064
6.027% due 12/15/2042 - 02/15/2044 •(a)	15,937	3,251
6.059% due 05/25/2050 •(a)	16,450	2,919
6.077% due 08/15/2025 - 10/15/2048 •(a)	61,000	9,932
6.109% due 07/25/2050 •(a)	37,445	8,989
6.127% due 01/15/2033 - 06/15/2048 •(a)	13,920	2,376
6.282% due 12/25/2050 •(a)	10,074	2,568
6.349% due 04/15/2032 •(a)	2,080	307
6.357% due 02/15/2037 •(a)	645	132
6.527% due 01/15/2041 •(a)	461	81
6.577% due 02/15/2032 - 03/15/2035 •(a)	1,116	132
6.627% due 09/15/2026 - 07/15/2042 •(a)	3,022	520
6.677% due 03/15/2037 •(a)	613	118
7.000% due 03/01/2039	30	35
7.207% due 12/15/2023 •(a)	158	11
7.500% due 06/15/2042 •	811	1,001

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

7.572% due 07/15/2043 •	199	207
7.747% due 12/15/2042 •	1,520	1,607
7.903% due 01/15/2033 •	1,251	1,473
7.927% due 06/15/2031 •(a)	145	28
8.066% due 09/17/2032 •	17	18
8.960% due 05/15/2024 •(a)	99	10
9.118% due 07/15/2037 - 08/15/2045 •	6,160	7,421
9.229% due 05/15/2043 •	719	833
9.292% due 10/25/2027 •	247	285
9.516% due 09/15/2041 •	1,153	1,301
9.654% due 10/15/2040 •	102	113
9.754% due 01/15/2041 •	938	1,178
10.842% due 03/25/2025 •	522	524
12.013% due 05/15/2033 •	12	15
12.021% due 05/15/2035 •	274	344
12.854% due 05/15/2033 •	6	7
14.241% due 02/15/2041 •	228	323
15.631% due 05/15/2041 •	842	1,172
15.646% due 04/15/2043 •	822	891
15.761% due 10/15/2033 •	219	289
16.303% due 11/15/2034 •	8	11
19.077% due 10/15/2023 •	13	14
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(f)	37,342	35,588
0.000% due 04/16/2053 ~(a)	234	0
0.001% due 05/16/2050 ~(a)	3,638	0
0.088% due 08/16/2048 ~(a)	5,167	23
0.340% due 12/20/2042 ~	560	534
0.343% due 03/20/2041 •	640	641
0.557% due 11/20/2060 •	964	968
0.607% due 03/20/2061 •	387	389
0.627% due 08/20/2062 •	653	657
1.663% due 09/20/2045 ~(a)	2,424	77
1.704% due 06/20/2046 - 11/20/2046 ~(a)	5,359	278
1.712% due 08/20/2045 ~(a)	1,125	39
1.731% due 08/20/2047 ~(a)	7,005	320
1.733% due 05/16/2053 ~(a)	115	4
1.767% due 11/20/2046 ~(a)	7,753	320
1.770% due 05/20/2047 ~(a)	11,766	610
1.778% due 06/20/2043 ~(a)	1,600	76
1.788% due 04/20/2043 ~(a)	10,866	565
1.802% due 01/20/2047 ~(a)	7,578	329
1.806% due 10/20/2046 ~(a)	6,785	316
1.813% due 12/20/2045 ~(a)	1,636	61
1.828% due 07/20/2046 ~(a)	7,845	395
1.841% due 11/20/2045 ~(a)	1,832	84
1.915% due 05/20/2040 ~(a)	6,737	357
2.102% due 07/20/2041 ~(a)	1,941	92
2.125% due 10/20/2044 •	1,519	1,577
2.250% due 08/20/2045 •	1,116	1,160
2.415% due 06/20/2042 ~(a)	1,814	94
2.465% due 06/20/2042 ~(a)	1,717	76
2.500% due 10/20/2047 •(a)	12,251	975
2.500% due 09/20/2050 (a)	7,665	421
3.000% due 05/20/2039 - 06/20/2046 (a)	9,732	504
3.000% due 09/20/2046 - 11/20/2067	15,285	16,189
3.000% due 12/20/2046 - 02/20/2048 (h)	39,238	41,281
3.187% due 06/20/2049 •(a)	32,010	2,257
3.207% due 03/20/2048 •(a)	22,146	1,614
3.500% due 03/20/2042 - 05/20/2049	30,598	33,131
3.500% due 11/20/2042 - 09/20/2046 (a)	7,727	1,391
3.697% due 02/20/2049 •(a)	41,261	3,229
4.000% due 07/20/2039 - 09/20/2050	146,315	155,172
4.000% due 10/16/2044 (a)	1,662	207
4.000% due 11/20/2046 •	1,354	1,530
4.000% due 03/20/2047 - 08/15/2047 (h)	25,569	27,450
4.500% due 07/20/2039 - 09/20/2048	17,034	18,274
4.500% due 12/16/2041 - 05/20/2043 (a)	2,033	260
5.000% due 08/20/2034 - 01/20/2049	2,521	2,740
5.000% due 05/16/2043 (a)	1,236	195
5.000% due 06/20/2045 - 08/20/2045 •	1,755	1,890
5.447% due 05/20/2049 •(a)	7,376	914
5.457% due 09/20/2043 •(a)	1,677	214
5.457% due 01/20/2044 •	1,937	1,935
5.500% due 02/20/2034 - 04/20/2040	195	219
5.500% due 11/16/2037 (a)	17	0
5.957% due 04/20/2046 - 09/20/2049 •(a)	68,934	12,716
5.975% due 06/16/2039 •(a)	1,272	159
6.000% due 07/20/2038 - 06/20/2041	350	410
6.007% due 01/20/2035 - 12/20/2048 •(a)	13,784	2,239
6.025% due 11/16/2034 •(a)	485	69
6.027% due 12/20/2035 •(a)	17,431	2,575
6.107% due 10/20/2047 - 09/20/2048 •(a)	23,378	4,228
6.157% due 02/20/2042 •(a)	64	2
6.157% due 04/20/2048 •	9,200	10,421
6.325% due 01/16/2038 •(a)	2,397	203

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

6.375% due 02/16/2040 •(a)	2,611	420
6.487% due 10/20/2033 •(a)	735	59
6.500% due 03/15/2035	607	715
6.607% due 05/20/2041 •(a)	2,231	353
7.500% due 11/15/2030	6	6
9.133% due 09/20/2045 •	323	356
9.413% due 12/20/2040 •	1,566	1,769
16.850% due 10/20/2045 •	896	1,080
Ginnie Mae, TBA
2.000% due 07/01/2051 - 08/01/2051	45,900	46,695
2.500% due 07/01/2051 - 08/01/2051	177,150	183,035
3.000% due 07/01/2051 - 08/01/2051	76,650	79,951
3.500% due 07/01/2051	3,000	3,148
4.000% due 07/01/2051 - 08/01/2051	94,500	99,801
4.500% due 07/01/2051 - 08/01/2051	44,880	47,854
Uniform Mortgage-Backed Security
2.000% due 04/01/2036 (h)	65,933	68,299
2.500% due 01/01/2033 - 02/01/2051	75,093	77,943
2.500% due 11/01/2050 - 02/01/2051 (h)	199,552	207,388
3.000% due 04/01/2031 - 06/01/2051	420,772	447,920
3.000% due 03/01/2050 - 06/01/2051 (h)	1,145,094	1,214,332
3.500% due 10/01/2034 - 06/01/2051	218,188	234,506
3.500% due 11/01/2049 (h)	49,535	52,542
4.000% due 12/01/2036 - 04/01/2050	161,587	175,313
4.000% due 03/01/2038 - 03/01/2048 (h)	102,397	110,372
4.500% due 04/01/2031 - 04/01/2049	33,711	37,023
5.000% due 06/01/2048 - 03/01/2049	13,040	14,388
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2036	162,000	163,753
2.000% due 07/01/2036 - 09/01/2051	1,359,550	1,391,996
2.500% due 08/01/2036 - 08/01/2051	595,650	615,974
3.000% due 08/01/2036 - 07/01/2051	334,198	349,057
3.500% due 07/01/2036 - 08/01/2036	81,500	87,034
4.000% due 07/01/2036 - 07/01/2051	428,900	456,455
4.500% due 07/01/2036	1,000	1,048
5.000% due 07/01/2051	1,000	1,096
6.000% due 07/01/2051	2,000	2,242

Total U.S. Government Agencies (Cost $7,964,209)		7,962,541

U.S. TREASURY OBLIGATIONS 15.1%
U.S. Treasury Notes
1.750% due 03/31/2022 (j)(l)	22,900	23,187
1.750% due 05/31/2022 (h)(j)	69,340	70,394
1.750% due 07/15/2022 (j)	2,760	2,807
1.750% due 09/30/2022	57,200	58,360
1.750% due 01/31/2023 (j)	25,350	25,976
1.875% due 08/31/2022	57,200	58,369
2.000% due 07/31/2022 (j)	37,500	38,273
2.000% due 10/31/2022 (h)	64,100	65,689
2.000% due 11/30/2022	15,000	15,391
2.125% due 12/31/2021 (h)	92,400	93,348
2.125% due 06/30/2022 (h)	100,300	102,331
2.250% due 11/15/2025 (j)	1,600	1,703
2.250% due 08/15/2027	21,700	23,213
2.375% due 01/31/2023	61,800	63,945
2.375% due 05/15/2029 (h)	75,500	81,487
2.500% due 03/31/2023 (j)	45,750	47,581
2.500% due 02/28/2026 (h)	57,600	62,032
2.625% due 06/30/2023 (h)(j)	25,000	26,185
2.625% due 12/31/2025 (h)	37,700	40,763
2.625% due 01/31/2026 (h)(j)(l)	60,500	65,458
2.625% due 02/15/2029 (h)	42,420	46,524
2.750% due 06/30/2025 (j)(l)	5,100	5,517
2.750% due 02/15/2028 (j)(l)	3,300	3,637
2.875% due 11/30/2025 (h)	75,400	82,283
3.000% due 09/30/2025 (h)	22,000	24,088

Total U.S. Treasury Obligations (Cost $1,094,721)		1,128,541

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.4%
Adjustable Rate Mortgage Trust
1.042% due 09/25/2035 •	4,267	4,082
1.242% due 02/25/2035 •	8,254	7,960
American Home Mortgage Assets Trust
0.382% due 08/25/2037 ^•	10,633	10,133
0.552% due 06/25/2037 •	6,974	6,424
2.811% due 01/25/2036 ~	1,206	984
American Home Mortgage Investment Trust
0.492% due 03/25/2046 •	6,039	5,864
0.947% due 06/25/2045 •	5,100	5,123
2.179% due 06/25/2045 •	144	146
Anthracite Ltd. 5.678% due 06/20/2041	6,375	504
Ashford Hospitality Trust
1.323% due 04/15/2035 •	8,335	8,331

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.473% due 04/15/2035 •		15,035	15,017
1.523% due 06/15/2035 •		11,950	11,968
1.923% due 06/15/2035 •		2,300	2,302
2.173% due 04/15/2035 •		13,767	13,743
2.823% due 06/15/2035 •		2,300	2,221
Atrium Hotel Portfolio Trust 1.723% due 12/15/2036 •		8,800	8,814
Avon Finance PLC
1.549% due 09/20/2048 •	GBP	17,700	24,500
2.049% due 09/20/2048 •		17,700	24,482
2.549% due 09/20/2048 •		13,100	18,116
BAMLL Commercial Mortgage Securities Trust 2.073% due 03/15/2034 •		$3,319	3,314
Banc of America Alternative Loan Trust
0.452% due 06/25/2037 •		394	297
6.000% due 06/25/2046 ^		2,237	2,029
6.549% due 06/25/2037 ^•(a)		423	81
Banc of America Commercial Mortgage Trust
6.016% due 02/10/2051 ~		3,356	3,467
6.065% due 02/10/2051 ~		2,725	2,750
Banc of America Funding Trust
0.262% due 01/27/2035 •		7,710	7,603
0.305% due 05/26/2037 •		36,055	34,086
2.890% due 02/20/2036 ^~		967	947
3.348% due 01/20/2047 ^~		236	226
6.000% due 09/25/2036		21	23
Banc of America Mortgage Trust
2.538% due 05/25/2034 ~		30	31
2.675% due 04/25/2035 ^~		3,286	3,365
2.735% due 06/25/2034 ~		57	58
3.109% due 11/20/2046 ^~		94	91
Barclays Commercial Mortgage Securities Trust
1.264% due 07/15/2037 •		2,600	2,602
1.964% due 07/15/2037 •		7,000	7,005
2.464% due 07/15/2037 •		10,600	10,586
BCAP LLC Trust
0.262% due 01/26/2037 ~		3,303	3,042
2.890% due 02/26/2036 ~		5,072	4,964
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 12/25/2046 ^•		520	466
2.259% due 12/25/2046 •		2,435	2,298
2.896% due 10/25/2036 ^~		264	257
3.014% due 05/25/2037 ~		3,532	3,487
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •		35	34
0.412% due 08/25/2036 ^•		6,238	5,895
0.592% due 01/25/2036 ^•		963	1,217
3.008% due 09/25/2035 ^~		562	440
3.088% due 08/25/2036 ^~		7,068	6,075
3.133% due 11/25/2035 ^~		854	746
3.295% due 04/25/2035 ~		68	61
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		90	91
5.657% due 10/12/2041 ~		3,276	3,289
Bear Stearns Mortgage Funding Trust 0.552% due 09/25/2046 ^•		109	109
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~		2,491	2,135
Beast Mortgage Trust
1.700% due 03/15/2036 •		3,000	3,011
2.200% due 03/15/2036 •		2,940	2,952
2.750% due 03/15/2036 •		3,000	3,014
Beneria Cowen & Pritzer Collateral Funding Corp.
1.696% due 06/15/2038 •		5,000	5,015
2.592% due 06/15/2038 •		12,750	12,795
BHP Trust
1.844% due 08/15/2036 •		7,700	7,713
2.641% due 08/15/2036 •		5,810	5,823
BPCRE Ltd.
1.632% due 02/15/2037 •		17,000	17,040
1.982% due 02/15/2037 •		19,000	19,046
BX Commercial Mortgage Trust
0.823% due 11/15/2035 •		17,207	17,232
1.293% due 05/15/2030 •		3,900	3,907
1.310% due 04/15/2034 •		2,500	2,468
1.760% due 04/15/2034 •		11,733	11,574
BXP Trust 3.379% due 06/13/2039		10,300	11,276
Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~		7,250	7,227
1.847% due 02/25/2031 ~		9,000	8,964
CD Mortgage Trust 3.431% due 08/15/2050		4,600	5,049
Chase Mortgage Finance Trust 2.858% due 02/25/2037 ~		63	65

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

ChaseFlex Trust
0.432% due 05/25/2037 •		1,626	1,569
0.442% due 02/25/2037 •		5,022	1,330
0.492% due 05/25/2037 •		8,700	8,079
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 0.392% due 08/25/2037 •		3,182	2,970
Chester B1 Issuer PLC
1.349% (SONIA3M IR + 1.300%) due 01/17/2058 ~	GBP	1,000	1,388
1.649% (SONIA3M IR + 1.600%) due 01/17/2058 ~		1,100	1,525
Citigroup Commercial Mortgage Trust
1.873% due 12/15/2036 •		$796	791
2.023% due 02/15/2039 •		11,720	12,145
2.073% due 02/15/2039 •		6,446	6,537
2.223% due 02/15/2039 •		28,335	28,633
2.424% due 02/15/2039 •		36,351	36,733
3.778% due 09/10/2058		13,800	15,180
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		4	5
2.520% due 03/25/2036 ^•		31	31
2.622% due 02/20/2036 ~		4,140	3,872
3.016% due 06/27/2037 ~		7,028	6,565
3.228% due 09/25/2059 þ		4,301	4,320
3.258% due 04/25/2066 ~		3,646	3,681
6.000% due 08/25/2037 ~		2,021	1,283
Citigroup Mortgage Loan Trust, Inc. 3.343% due 08/25/2035 ^~		811	825
CLNY Trust 1.551% due 11/15/2038 •		5,000	5,017
Commercial Mortgage Lease-Backed Certificates 8.125% due 06/20/2031 ~		9,526	10,074
Commercial Mortgage Trust 1.651% due 12/10/2045 ~(a)		5,263	92
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^		47	38
Countrywide Alternative Loan Trust
0.232% due 04/25/2047 •		385	350
0.332% due 06/25/2036 •		2,660	2,582
0.372% due 08/25/2047 ^•		4,026	3,901
0.452% due 11/25/2036 •		3,272	3,524
0.472% due 09/25/2046 ^•		2,681	2,601
0.492% due 06/25/2036 ^•		1,720	849
0.731% due 11/20/2035 •		317	305
0.733% due 12/20/2035 •		1,912	1,827
0.792% due 05/25/2036 •		209	98
1.516% due 08/25/2035 •		4,402	4,280
1.616% due 09/25/2035 •		424	413
1.949% due 03/25/2047 ^•		100	88
2.166% due 10/20/2035 •		1,356	1,093
2.748% due 05/25/2036 ~		2,387	2,232
5.500% due 07/25/2035		6,637	6,257
5.509% due 06/25/2036 •(a)		1,702	391
6.000% due 07/25/2036 ^		19,653	13,275
6.000% due 08/25/2036		1,920	1,943
6.000% due 08/25/2036 •		1,549	1,568
6.000% due 04/25/2037 ^		2,934	2,217
6.000% due 04/25/2037		4,596	3,126
6.000% due 07/25/2037		13,603	9,293
6.500% due 12/25/2036		9,888	7,001
6.859% due 10/25/2037 ^•(a)		6,632	2,150
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 02/25/2035 •		464	467
2.537% due 01/25/2036 ~		54	50
2.808% due 01/25/2036 ^~		2,051	1,965
2.846% due 02/25/2047 ^~		647	623
2.949% due 03/25/2037 ^~		491	459
3.093% due 11/25/2037 ~		1,412	1,404
4.500% due 05/01/2034		227	227
5.500% due 01/25/2035		272	276
5.750% due 05/25/2037 ^		28	18
5.750% due 07/25/2037 ^		1,682	1,269
6.000% due 01/25/2038		296	207
6.250% due 09/25/2037 ^		81	68
6.500% due 10/25/2037 ^		10,967	5,928
6.500% due 11/25/2037 ^		4,826	2,851
Countrywide Home Loan Reperforming REMIC Trust
0.432% due 01/25/2036 •		267	261
4.767% due 01/25/2034 ^~		3,654	3,667
7.500% due 06/25/2035 ^		532	568
Credit Suisse Commercial Mortgage Trust 5.797% due 01/15/2049 ^~(d)		2,500	3,614
Credit Suisse Mortgage Capital Certificates
2.992% due 01/26/2047 ~		3,331	2,164
3.164% due 09/27/2047 ~		1,877	1,926
6.039% due 10/26/2036 ~		742	735
6.250% due 05/26/2048		6,550	5,538

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		32,124	32,201
2.691% due 03/25/2060 ~		10,814	10,966
2.980% due 10/27/2059 ~		11,615	11,718
3.023% due 07/25/2050 ~		4,410	4,520
3.023% due 12/26/2059 ~		2,449	2,465
3.023% due 08/25/2060 ~		3,591	3,651
3.322% due 10/25/2058 ~		4,024	4,055
4.787% due 05/27/2053 ~		2,260	2,488
CRSNT Commercial Mortgage Trust
1.280% due 04/15/2036 •		24,753	24,815
1.630% due 04/15/2036 •		10,913	10,940
2.080% due 04/15/2036 •		17,000	17,043
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		3,100	3,325
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.242% due 03/25/2037 ^•		1,312	1,314
0.332% due 01/25/2047 •		1,882	1,713
0.392% due 09/25/2047 ^•		20,219	18,462
DOLP Trust 3.704% due 05/10/2041 ~		23,940	24,423
DROP Mortgage Trust
1.770% due 04/15/2026 •		5,000	5,029
2.320% due 04/15/2026 •		3,200	3,218
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	2,229
Eurosail PLC 0.854% due 09/13/2045 •	GBP	1,222	1,644
Extended Stay America Trust
1.455% due 07/15/2038 •(c)		$35,000	35,208
1.775% due 07/15/2038 •(c)		35,200	35,431
2.325% due 07/15/2038 •(c)		39,800	40,185
Fannie Mae 5.959% due 07/25/2049 •(a)		8,236	1,172
First Horizon Alternative Mortgage Securities Trust 2.105% due 07/25/2036 ~		134	126
First Horizon Mortgage Pass-Through Trust
2.708% due 11/25/2035 ~		13	12
2.861% due 08/25/2035 ~		95	75
Freddie Mac
0.668% due 01/25/2051 •		1,714	1,715
1.318% due 10/25/2050 •		454	454
1.818% due 01/25/2051 •		3,000	3,019
2.118% due 10/25/2033 •		3,500	3,579
2.818% due 10/25/2050 •		2,500	2,540
GB Trust 0.859% due 08/15/2037 ~(a)		230,130	233
GCAT 2.565% due 05/25/2066 «		9,952	9,960
GCAT LLC
2.611% due 12/25/2025 þ		4,775	4,804
2.981% due 09/25/2025 þ		2,930	2,959
GCCFC Commercial Mortgage Trust
1.323% due 02/15/2038 •		10,000	10,014
1.773% due 02/15/2038 •		9,800	9,807
Global Mortgage Securitization Ltd. 0.362% due 04/25/2032 •		1,589	1,540
GMAC Mortgage Corp. Loan Trust 2.875% due 05/25/2035 ~		10	10
GPMT Ltd.
1.683% due 07/16/2035 •		15,000	15,047
2.033% due 07/16/2035 •		5,000	5,017
2.483% due 07/16/2035 •		10,000	10,038
Great Hall Mortgages PLC 0.255% due 06/18/2039 •		445	439
GreenPoint Mortgage Funding Trust 0.322% due 02/25/2037 •		12,513	12,241
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	12,149	14,163
GS Mortgage Securities Corp. Trust
1.273% due 07/15/2031 •		$11,605	11,543
1.323% due 07/15/2025 •		1,627	1,631
1.523% due 07/15/2025 •		4,402	4,412
1.523% due 07/15/2031 •		3,293	3,264
1.723% due 12/15/2036 •		4,115	4,113
1.773% due 08/15/2032 •		1,860	1,866
1.803% due 06/15/2038 •		4,000	4,011
1.873% due 07/15/2025 •		4,705	4,714
2.073% due 06/15/2038 •		5,000	5,009
4.579% due 10/10/2032		26,200	26,366
GS Mortgage Securities Trust 0.891% due 08/10/2043 ~(a)		15,147	184
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	17,088
3.207% due 07/25/2061 ~		5,664	5,651
4.211% due 07/25/2061 ~		2,039	2,034

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

GS Mortgage-Backed Securities Trust 3.625% due 01/25/2059 ~		18,306	19,286
GSMPS Mortgage Loan Trust
0.442% due 01/25/2036 •		667	558
0.492% due 04/25/2036 •		6,811	5,873
3.470% due 03/25/2035 ~		4,353	4,491
3.628% due 01/25/2036 ~		3,568	3,536
GSMSC Resecuritization Trust 2.858% due 06/26/2037 ~		5,521	5,236
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		760	389
Harben Finance PLC 0.881% due 08/20/2056 •	GBP	486	674
HarborView Mortgage Loan Trust
0.283% due 01/19/2038 •		$18,623	17,926
0.298% due 12/19/2036 •		4,913	4,620
0.513% due 11/19/2036 •		5,429	5,106
0.713% due 08/19/2045 •		43	43
2.016% due 09/19/2035 •		5,315	4,864
2.116% due 10/19/2035 •		22,529	15,994
2.187% due 04/19/2034 ~		89	85
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		4,743	4,774
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	45,356	63,061
Hilton Orlando Trust
1.523% due 12/15/2034 •		$5,000	5,010
1.923% due 12/15/2034 •		12,300	12,327
Homestar Mortgage Acceptance Corp. 0.887% due 03/25/2034 •		2,668	2,654
HPLY Trust
1.673% due 11/15/2036 •		3,527	3,532
2.073% due 11/15/2036 •		16,917	16,940
HSI Asset Loan Obligation Trust
0.462% due 12/25/2036 •		814	141
6.539% due 12/25/2036 •(a)		797	181
HSI Asset Securitization Corp. Trust 0.902% due 07/25/2035 •		9,373	9,491
Impac Secured Assets Trust
0.652% due 08/25/2036 •		1,976	1,930
0.792% due 05/25/2036 •		11	11
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043 «		2,000	2,077
Independence Plaza Trust 3.911% due 07/10/2035		18,830	19,876
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		2,630	2,606
0.292% due 10/25/2036 •		9	9
0.872% due 12/25/2034 •		361	309
2.533% due 08/25/2035 ~		49	48
2.644% due 09/25/2036 ^~		2,715	2,399
2.933% due 06/25/2037 ^~		13,796	11,377
3.004% due 09/25/2036 ^~		187	171
Jefferies Resecuritization Trust 5.080% due 06/25/2047 ~		786	714
JP Morgan Alternative Loan Trust
0.412% due 11/25/2036 ^•		1,923	1,836
6.000% due 12/27/2036		3,177	2,368
JP Morgan Chase Commercial Mortgage Securities Trust
1.373% due 06/15/2032 •		2,080	2,085
1.523% due 02/15/2035 •		1,076	1,078
1.673% due 06/15/2032 •		9,063	9,090
2.173% due 06/15/2032 •		12,298	12,342
2.213% due 10/15/2032 •		3,900	3,780
3.173% due 03/15/2036 •		4,000	4,015
5.126% due 01/12/2037 ~		458	464
5.215% due 01/12/2037 ~		3,215	3,257
5.337% due 05/15/2047		23,693	20,501
5.855% due 06/12/2043 ~		455	458
6.042% due 01/12/2038 ~		1,196	1,216
6.246% due 05/15/2045 ~		636	632
JP Morgan Mortgage Trust
2.727% due 07/25/2035 ~		4	4
2.913% due 11/25/2035 ~		3,792	3,662
2.927% due 04/25/2035 ~		23	23
2.949% due 06/25/2036 ~		4,423	3,846
3.092% due 01/25/2037 ~		2,914	2,737
7.000% due 08/25/2037 ^		1,120	832
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~		3,274	3,313
6.000% due 09/26/2036 ~		5,623	4,796
JPMorgan Chase Commercial Mortgage Securities Trust
1.823% due 03/15/2036 •		1,900	1,905
2.373% due 03/15/2036 •		19,450	19,505
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		6,419	6,925

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.250% due 09/29/2046 «	34,107	37,741
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	5,155	5,336
3.508% due 11/24/2042 «•	11,803	12,497
LB-UBS Commercial Mortgage Trust
0.336% due 02/15/2040 ~(a)	3,531	0
5.111% due 07/15/2040 ~	2,668	2,713
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	10,390	10,374
1.892% due 10/25/2066 þ	6,912	6,933
1.991% due 09/25/2060 ~	8,033	8,072
2.734% due 01/25/2060 þ	2,557	2,581
3.000% due 06/25/2059 þ	3,357	3,370
3.250% due 11/25/2059 þ	247	248
Lehman Mortgage Trust
0.412% due 08/25/2036 ^•	125	90
0.542% due 11/25/2036 •	28,482	5,119
5.750% due 02/25/2037 ^	4,718	4,025
6.459% due 11/25/2036 •(a)	17,873	5,035
Lehman XS Trust
0.272% due 12/25/2036 •	2,956	3,046
0.332% due 08/25/2036 ^•	123	138
0.552% due 04/25/2046 ^•	4,913	5,156
0.992% due 08/25/2047 ^•	2,672	2,440
LoanCore Issuer Ltd. 1.374% due 07/15/2035 •	8,900	8,908
Luminent Mortgage Trust 0.552% due 05/25/2037 ^•	40	38
MASTR Asset Securitization Trust 6.250% due 01/25/2038	585	440
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	1,042	808
7.000% due 07/25/2035	2,609	2,377
Merrill Lynch Mortgage Investors Trust 2.506% due 02/25/2036 ^~	456	357
Merrill Lynch Mortgage Trust 5.342% due 11/12/2037 ~	32	32
MF1 Multifamily Housing Mortgage Loan Trust 1.324% due 07/15/2036 •	20,000	20,031
MFA Trust 2.306% due 04/25/2065 ~	8,966	8,987
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,984	2,046
2.750% due 08/25/2059 ~	10,334	10,721
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~	472	473
Morgan Stanley Bank of America Merrill Lynch Trust 1.098% due 12/15/2048 ~(a)	7,806	82
Morgan Stanley Capital Trust
1.323% due 11/15/2034 •	2,500	2,502
1.473% due 11/15/2034 •	4,000	3,996
2.509% due 04/05/2042 ~	18,600	19,197
5.496% due 11/14/2042 ~	782	775
5.574% due 11/12/2049 ~	2,720	2,168
5.677% due 10/12/2052 ~	768	794
6.215% due 06/11/2042 ~	4,200	4,287
Morgan Stanley Mortgage Loan Trust
0.992% due 02/25/2036 ^•	256	239
2.603% due 12/25/2035 ~	5,319	5,145
3.177% due 09/25/2035 ^~	67	55
5.500% due 10/25/2037 ^	499	503
5.701% due 02/25/2047 þ	2,357	1,328
Morgan Stanley Re-REMIC Trust 0.272% due 02/26/2037 •	12,655	12,506
Mortgage Equity Conversion Asset Trust
0.550% due 02/25/2042 •	4,737	4,540
0.570% due 01/25/2042 •	23,126	21,936
0.580% due 05/25/2042 •	11,899	11,414
MortgageIT Securities Corp. Mortgage Loan Trust 0.322% due 06/25/2047 •	3,076	3,042
Motel 6 Trust 2.223% due 08/15/2034 •	463	464
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates 5.000% due 01/22/2026	245	246
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039	10,180	11,272
New Residential Mortgage Loan Trust
2.201% due 09/25/2058 ~	10,000	9,973
2.750% due 07/25/2059 ~	38,222	39,887
2.750% due 11/25/2059 ~	314	325
3.008% due 09/25/2058 ~	5,500	5,485
3.500% due 10/25/2059 ~	3,763	3,980
3.963% due 09/25/2058 ~	2,500	2,494
New York Mortgage Trust 0.422% due 08/25/2035 •	868	852

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

One Bryant Park Trust 2.516% due 09/15/2054		50,000	51,904
Preferred Residential Securities PLC 1.081% due 12/15/2043 •	GBP	2,635	3,560
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		$18,700	18,667
RBSGC Mortgage Loan Trust 0.392% due 01/25/2037 •		20,719	5,210
RBSSP Resecuritization Trust
2.658% due 12/25/2035 ~		3,327	3,268
6.000% due 06/26/2037 ~		265	238
RCO Mortgage LLC 1.868% due 05/25/2026 þ		4,381	4,378
Ready Capital Mortgage Financing LLC
1.392% due 04/25/2038 •		5,000	5,014
1.842% due 04/25/2038 •		10,000	10,028
2.342% due 04/25/2038 •		5,000	5,014
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	13,094	10,874
3.650% due 08/12/2053		8,300	7,109
Residential Accredit Loans, Inc. Trust
0.232% due 01/25/2037 •		$2,879	2,851
0.282% due 05/25/2037 •		4,577	4,401
0.392% due 08/25/2035 •		172	150
0.442% due 08/25/2035 ^•		930	779
0.492% due 06/25/2037 •		3,665	2,751
0.492% due 10/25/2046 •		1,209	1,191
0.892% due 10/25/2045 •		126	109
1.023% due 10/25/2037 ~		5,394	5,201
1.476% due 09/25/2045 •		2,754	2,695
3.598% due 05/25/2035 ^~		64	44
6.509% due 06/25/2037 •(a)		3,665	785
8.000% due 04/25/2036 ^•		185	177
Residential Asset Securitization Trust 6.250% due 08/25/2036		502	421
Residential Funding Mortgage Securities, Inc. Trust 3.757% due 04/25/2037 ~		239	213
RESIMAC Bastille Trust 0.930% due 12/05/2059 •		320	321
Ripon Mortgages PLC
0.881% due 08/20/2056 •	GBP	976	1,353
1.581% due 08/20/2056 •		8,100	11,251
RiverView HECM Trust 0.362% due 05/25/2047 •		$6,249	5,688
Sequoia Mortgage Trust 3.020% due 07/20/2037 ~		94	73
SFO Commercial Mortgage Trust
1.573% due 05/15/2038 •		5,500	5,524
1.873% due 05/15/2038 •		8,000	8,039
2.473% due 05/15/2038 •		5,500	5,535
Stanlington PLC 1.084% due 06/12/2046 •	GBP	375	520
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		$6,564	6,558
Stratton Mortgage Funding PLC
1.548% due 07/20/2060 •	GBP	24,700	34,622
2.048% due 07/20/2060 •		6,500	9,157
2.548% due 07/20/2060 •		7,600	10,770
3.048% due 07/20/2060 •		10,900	15,455
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 02/25/2037 •		$3,660	3,682
1.067% due 08/25/2035 •		7,633	7,425
2.392% due 12/25/2037 ^•		3,138	3,153
2.863% due 05/25/2035 ~		1,408	1,197
2.925% due 08/25/2035 ~		402	389
Structured Asset Mortgage Investments Trust
0.452% due 07/25/2046 •		69	61
0.472% due 07/25/2046 ^•		4,661	3,806
0.532% due 05/25/2036 •		439	429
Structured Asset Securities Corp.
0.342% due 07/25/2035 •		800	760
0.352% due 11/25/2035 •		7,699	7,135
3.272% due 01/25/2036 ~		2,075	2,017
4.284% due 11/25/2035 ~(a)		7,699	918
Structured Asset Securities Corp. Mortgage Loan Trust 0.382% due 10/25/2036 •		238	214
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.359% due 09/25/2033 ~		51	53
Tharaldson Hotel Portfolio Trust
1.330% due 11/11/2034 •		8,652	8,666
1.580% due 11/11/2034 •		2,997	3,002
Thornburg Mortgage Securities Trust
0.992% due 03/25/2044 •		20	20
1.544% due 03/25/2037 ^•		5,333	5,009
Towd Point Mortgage Funding
0.949% due 07/20/2045 •	GBP	18,289	25,386

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.249% due 02/20/2054 •		912	1,270
Towd Point Mortgage Funding PLC
0.881% (BP0003M + 0.800%) due 02/20/2045 ~		408	566
1.111% due 10/20/2051 •		8,725	12,133
1.486% due 10/20/2051 •		11,700	16,212
UBS-Barclays Commercial Mortgage Trust 0.316% due 08/10/2049 ~(a)		$178,586	431
VASA Trust
1.323% due 07/15/2039 •		11,000	11,023
1.823% due 07/15/2039 •		16,314	16,353
2.173% due 07/15/2039 •		11,635	11,666
VMC Finance LLC
1.533% due 06/16/2036 •		6,000	6,019
1.883% due 06/16/2036 •		7,000	7,022
2.333% due 06/16/2036 •		3,000	3,009
Wachovia Bank Commercial Mortgage Trust 5.842% due 02/15/2051 ~		2,449	1,870
WaMu Commercial Mortgage Securities Trust
1.733% due 11/23/2043 ~		2,150	2,160
2.376% due 12/27/2049 ~		360	363
2.531% due 12/27/2049 ~		7,369	7,360
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 11/25/2034 •		765	740
0.872% due 10/25/2044 •		2,434	2,401
0.886% due 04/25/2047 ^•		880	811
0.926% due 07/25/2047 •		616	559
1.593% due 01/25/2047 •		6,445	6,400
2.793% due 01/25/2035 ~		4,311	4,374
3.035% due 07/25/2037 ^~		83	83
3.103% due 12/25/2036 ^~		941	910
3.233% due 07/25/2037 ^~		47	48
3.259% due 12/25/2035 ^~		597	545
3.285% due 03/25/2037 ^~		5,609	5,637
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	773
0.999% due 12/21/2049 •		17,438	24,197
1.699% due 12/21/2049 •		2,387	3,322
2.199% due 12/21/2049 •		1,193	1,662
2.699% due 12/21/2049 •		682	949
3.199% due 12/21/2049 •		682	945
Washington Mutual Mortgage Pass-Through Certificates Trust
0.592% due 02/25/2036 •		$256	221
0.816% due 01/25/2047 •		1,752	1,560
4.146% due 09/25/2036 ^þ		5,739	2,438
5.750% due 11/25/2035 ^		894	918
6.500% due 03/25/2036 ^		8,024	6,762
Wells Fargo Alternative Loan Trust 0.632% due 03/25/2037 ^•		526	467
Wells Fargo Commercial Mortgage Trust
0.923% due 12/13/2031 •		11,140	10,992
1.173% due 12/13/2031 •		9,273	9,014
1.813% due 02/15/2037 •		3,600	3,597
1.918% due 12/13/2031 •		220	208
2.652% due 08/15/2049		600	636
Wells Fargo Mortgage-Backed Securities Trust
0.592% due 06/25/2037 ^•		63	55
2.844% due 11/25/2037 ^~		5,634	5,599

Total Non-Agency Mortgage-Backed Securities (Cost $2,381,811)			2,412,385

ASSET-BACKED SECURITIES 28.7%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ		7,200	7,196
Accredited Mortgage Loan Trust
0.352% due 09/25/2036 •		8,562	8,441
0.492% due 12/25/2035 •		5,306	5,311
0.572% due 09/25/2035 •		3,405	3,390
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	2,100	2,491
ACE Securities Corp. Home Equity Loan Trust
0.212% due 02/25/2037 •		$3,844	2,164
0.222% due 10/25/2036 •		6,260	3,101
0.392% due 12/25/2036 •		4,309	3,131
0.532% due 01/25/2037 •		5,297	1,809
0.692% due 02/25/2036 •		1,422	1,417
0.707% due 12/25/2035 •		14,291	14,263
1.067% due 11/25/2033 •		3,038	3,016
1.262% due 02/25/2035 •		13,983	14,130
Adams Mill CLO Ltd. 1.284% due 07/15/2026 •		360	360
Aegis Asset-Backed Securities Trust
0.792% due 03/25/2035 •		6,661	6,636
1.037% due 06/25/2035 •		4,000	3,118
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.922% due 12/25/2034 •		1,923	1,914

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	900	1,071
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(c)		$25,400	25,400
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.767% due 07/25/2035 •		1,084	1,085
1.007% due 01/25/2035 •		5,152	5,161
1.112% due 01/25/2036 •		5,000	4,759
2.042% due 06/25/2034 •		614	613
Arbor Realty Commercial Real Estate Notes Ltd. 1.223% due 05/15/2037 •		3,700	3,705
Argent Securities Trust
0.392% due 07/25/2036 •		16,767	15,244
0.472% due 03/25/2036 •		3,160	2,986
Asset-Backed Funding Certificates Trust 1.342% due 06/25/2034 •		1,213	1,215
Asset-Backed Securities Corp. Home Equity Loan Trust
0.172% due 05/25/2037 •		383	305
0.312% due 12/25/2036 •		9,200	8,422
0.592% due 03/25/2036 •		1,546	1,426
1.052% due 11/25/2033 •		2,666	2,572
Assurant CLO Ltd. 1.438% due 10/20/2029 •		5,500	5,504
Ayresome CDO Ltd. 0.458% due 12/08/2045 •		2,568	2,526
Bain Capital Credit CLO Ltd. 1.426% due 07/25/2030 •		4,898	4,901
Bayview Financial Asset Trust 0.542% due 03/25/2037 •		4,988	4,716
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		994	1,001
Bear Stearns Asset-Backed Securities Trust
0.242% due 11/25/2036 •		2,369	2,307
0.292% due 12/25/2036 •		2,329	2,329
0.572% due 07/25/2036 •		10,308	10,180
0.892% due 06/25/2036 •		5,925	5,943
0.947% due 07/25/2034 •		4,777	4,736
1.172% due 12/25/2035 •		5,090	4,148
2.392% due 09/25/2033 •		155	84
6.000% due 03/25/2036		6,376	4,674
6.500% due 09/25/2046		17,310	7,303
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(c)		32,620	32,620
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	176	209
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •		2,800	3,322
Blackrock European CLO DAC 0.620% due 10/15/2031 •		6,900	8,146
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		5,700	6,750
1.050% due 01/15/2031		500	592
BNC Mortgage Loan Trust
0.312% due 03/25/2037 •		$29,581	24,892
0.382% due 05/25/2037 •		10,000	8,337
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	250	295
Business Loan Express Business Loan Trust 0.382% due 09/25/2038 •		$1,995	1,929
Cairn CLO BV 0.000% due 10/15/2031 •	EUR	5,000	5,929
Carlyle Global Market Strategies CLO Ltd. 1.184% due 07/28/2028 •		$2,657	2,658
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •	EUR	6,700	7,945
Carrington Mortgage Loan Trust 0.312% due 10/25/2036 •		$11,809	9,956
Castle Park CLO DAC 0.462% due 01/15/2028 •	EUR	126	149
Catamaran CLO Ltd. 1.031% due 01/27/2028 •		$3,211	3,209
Centex Home Equity Loan Trust 1.052% due 03/25/2035 •		1,653	1,616
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		4,200	4,273
Citicorp Residential Mortgage Trust 4.948% due 06/25/2037 þ		8,945	7,406
Citigroup Mortgage Loan Trust
0.232% due 12/25/2036 •		138	137
0.242% due 12/25/2036 •		3,398	1,782
0.272% due 01/25/2037 •		3,101	2,656
0.352% due 08/25/2036 •		6,351	6,306
0.352% due 07/25/2045 •		6,916	6,088
0.392% due 10/25/2036 •		7,218	5,315
0.412% due 09/25/2036 •		470	399

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
0.707% due 10/25/2035 •		71	75
0.767% due 10/25/2035 ^•		4,229	4,233
College Avenue Student Loans LLC
1.292% due 12/26/2047 •		2,068	2,084
1.742% due 11/26/2046 •		4,247	4,332
4.130% due 12/26/2047		2,839	2,993
Columbia Cent CLO Ltd. 1.326% due 10/25/2028 •		4,360	4,365
Commonbond Student Loan Trust 1.980% due 08/25/2050		10,321	10,476
Conseco Finance Corp. 6.280% due 09/01/2030		3,961	4,139
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	6,078
Countrywide Asset-Backed Certificates
0.232% due 06/25/2037 •		7,028	6,660
0.232% due 07/25/2037 ^•		1,565	1,536
0.232% due 06/25/2047 •		2,494	2,334
0.232% due 06/25/2047 ^•		23,826	22,702
0.242% due 05/25/2037 •		626	625
0.272% due 06/25/2047 •		23	23
0.292% due 09/25/2047 ^•		899	872
0.312% due 09/25/2037 ^•		532	534
0.312% due 09/25/2047 ^•		2,053	1,974
0.342% due 02/25/2036 •		1,570	1,524
0.352% due 12/25/2036 ^•		1,094	1,058
0.382% due 01/25/2037 •		16,600	14,964
0.572% due 04/25/2036 ^•		255	236
0.647% due 07/25/2036 •		14,425	12,819
0.692% due 07/25/2036 •		35	35
1.037% due 11/25/2034 •		2,050	2,044
1.037% due 02/25/2036 •		4,516	4,526
1.112% due 10/25/2032 •		4,228	4,232
1.172% due 01/25/2036 •		14,300	14,310
Countrywide Asset-Backed Certificates Trust
0.252% due 03/25/2037 •		224	224
0.332% due 03/25/2037 •		21,060	20,255
0.332% due 10/25/2046 •		7,437	7,238
0.352% due 09/25/2046 •		3,100	2,930
0.592% due 04/25/2046 ^•		3,339	3,258
0.832% due 08/25/2047 •		1,623	1,597
0.892% due 08/25/2047 •		117	116
0.992% due 05/25/2036 •		2,070	2,050
Countrywide Asset-Backed Certificates Trust, Inc. 0.992% due 10/25/2034 •		506	498
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.426% due 02/16/2041 •		248,640	9,793
0.459% due 12/15/2034 •		17,752	3,025
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		126	99
0.392% due 05/25/2036 •		3,165	2,587
0.572% due 05/25/2036 •		5,072	4,201
6.250% due 10/25/2036 þ		338	344
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •		2,310	1,364
Crown City CLO 1.626% due 01/20/2032 •		1,100	1,104
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		64	17
CVC Cordatus Loan Fund DAC
0.650% due 07/21/2030 •	EUR	700	830
0.650% due 10/15/2031 •		7,500	8,913
CWHEQ Revolving Home Equity Loan Trust 0.253% due 05/15/2036 •		$3,966	3,889
Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	6,500	7,680
1.650% due 04/15/2033		5,600	6,658
Dryden Senior Loan Fund 1.204% due 04/15/2029 •		$13,500	13,518
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		6,971	7,076
Ellington Loan Acquisition Trust
1.142% due 05/25/2037 •		2,685	2,701
1.192% due 05/25/2037 •		5,654	5,670
1.592% due 05/25/2037 •		6,450	6,468
EMC Mortgage Loan Trust 1.192% due 08/25/2040 •		695	695
Encore Credit Receivables Trust 1.127% due 10/25/2035 •		3,552	3,404
Equifirst Loan Securitization Trust 0.282% due 04/25/2037 •		12,443	11,998
Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	4,300	5,092
1.400% due 04/24/2034 •		2,200	2,616
1.600% due 04/24/2034		2,800	3,324

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

First Franklin Mortgage Loan Trust
0.202% due 12/25/2037 •		$1,992	1,927
0.252% due 11/25/2036 •		3,402	3,363
0.412% due 04/25/2036 •		3,105	3,029
0.662% due 02/25/2036 •		5,500	5,027
0.842% due 12/25/2035 •		12,050	11,854
1.742% due 01/25/2035 •		5,671	5,517
Fremont Home Loan Trust
0.232% due 01/25/2037 •		13,518	9,038
0.252% due 08/25/2036 •		24,085	10,400
0.412% due 05/25/2036 •		17,902	13,449
1.022% due 04/25/2035 •		10,657	10,492
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		15,100	15,104
Gallatin CLO Ltd. 1.236% due 01/21/2028 •		2,250	2,250
GE-WMC Mortgage Securities Trust 0.392% due 08/25/2036 •		14,721	8,880
Glacier Funding CDO Ltd. 0.834% due 11/12/2042 •		1,070	1,067
Goodgreen Trust 3.930% due 10/15/2053 ~		8,259	8,782
Greystone Commercial Real Estate Notes Ltd. 1.253% due 09/15/2037 •		13,600	13,606
GSAA Home Equity Trust
0.322% due 04/25/2047 •		7,378	4,630
0.692% due 05/25/2047 •		422	331
1.967% due 02/25/2035 •		900	941
6.000% due 08/25/2047 ^		403	395
GSAMP Trust
0.212% due 12/25/2036 •		902	559
0.232% due 12/25/2036 •		6,375	4,119
0.242% due 08/25/2036 •		1,879	1,682
0.977% due 07/25/2045 •		4,400	4,370
Harley Marine Financing LLC 5.682% due 05/15/2043 «		13,800	12,765
Harvest CLO DAC
0.379% due 11/15/2028 •	EUR	297	352
0.960% due 10/20/2031 •		7,500	8,884
Harvest SBA Loan Trust 2.342% due 08/25/2044 •		$8,793	8,549
Hildene CLO Ltd. 1.548% due 10/10/2038 •		19,790	19,505
Home Equity Asset Trust
0.797% due 01/25/2036 •		17,500	16,937
1.067% due 12/25/2034 •		962	950
Home Equity Mortgage Loan Asset-Backed Trust
0.332% due 08/25/2036 •		7,500	6,683
0.332% due 04/25/2037 •		5,391	4,134
HSI Asset Securitization Corp. Trust
0.242% due 12/25/2036 •		5,894	5,499
0.282% due 01/25/2037 •		2,793	2,388
0.292% due 07/25/2036 •		7,953	4,663
0.872% due 11/25/2035 •		1,144	1,138
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		12,511	4,874
Invitation Homes Trust 1.182% due 01/17/2038 •		58,510	58,778
JP Morgan Mortgage Acquisition Corp. 0.602% due 02/25/2036 ^•		7,528	7,475
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		2,330	2,294
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	1,900	2,248
0.610% due 04/15/2030 •		5,300	6,283
0.650% due 04/15/2031 •		4,600	5,441
1.650% due 04/15/2031		1,700	2,024
Laurelin DAC 1.800% due 10/20/2031		10,500	12,561
Legacy Mortgage Asset Trust
1.843% due 01/28/2070 •		$19,933	20,153
3.438% due 05/25/2059 þ		2,094	2,100
Lehman XS Trust
0.332% due 02/25/2037 •		9,201	9,213
0.412% due 02/25/2037 •		3,417	3,424
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		26,000	26,008
Long Beach Mortgage Loan Trust
0.252% due 09/25/2036 •		23,091	9,357
0.252% due 10/25/2036 •		21,085	9,232
0.382% due 07/25/2036 •		11,675	9,547
0.392% due 05/25/2036 •		1,554	1,064
0.797% due 11/25/2035 •		8,230	7,708
0.887% due 06/25/2034 •		59	58
0.992% due 06/25/2035 •		1,060	1,061
1.367% due 02/25/2035 •		700	703

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

LP Credit Card ABS Master Trust 1.661% due 08/20/2024 •		2,031	2,033
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	831
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		1,499	1,777
MAPS Ltd. 4.212% due 05/15/2043		$6,582	6,604
Marathon CLO Ltd. 1.334% due 04/15/2029 •		15,000	15,021
MASTR Asset-Backed Securities Trust
0.252% due 10/25/2036 •		2,572	1,702
0.262% due 10/25/2036 •		334	331
0.322% due 01/25/2037 •		11,511	4,632
0.332% due 10/25/2036 •		8,703	8,222
0.392% due 06/25/2036 •		11,258	6,200
0.452% due 02/25/2036 •		5,648	2,938
0.672% due 12/25/2035 •		1,340	1,335
0.842% due 10/25/2035 ^•		5,720	5,668
Merrill Lynch Mortgage Investors Trust
0.202% due 08/25/2037 •		532	345
0.232% due 04/25/2047 •		5,194	2,966
0.242% due 08/25/2037 •		28,732	18,789
0.282% due 04/25/2047 •		5,616	3,223
0.612% due 06/25/2035 •		251	249
0.812% due 06/25/2035 •		383	380
MFA Trust 2.363% due 03/25/2060 þ		8,140	8,150
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 05/25/2037 •		4,412	3,733
0.192% due 10/25/2036 •		7,784	4,622
0.302% due 01/25/2037 •		4,548	2,816
0.322% due 09/25/2036 •		5,815	3,384
0.887% due 01/25/2035 •		10,066	9,931
1.022% due 07/25/2034 •		105	104
1.142% due 04/25/2035 •		200	199
1.992% due 02/25/2047 •		3,423	3,241
Morgan Stanley IXIS Real Estate Capital Trust
0.162% due 11/25/2036 •		10,737	4,910
0.242% due 11/25/2036 •		13,986	6,472
0.392% due 07/25/2036 •		18,898	10,244
Morgan Stanley Mortgage Loan Trust
0.332% due 04/25/2037 •		1,737	756
6.226% due 10/25/2036 ^þ		2,679	1,174
Mountain View CLO LLC 1.274% due 10/16/2029 •		13,500	13,500
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		604	604
1.008% due 10/13/2027 •		6,071	6,072
MP CLO Ltd. 0.891% due 10/18/2028 •		37,267	37,267
Nassau Ltd. 1.334% due 10/15/2029 •		18,500	18,471
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		14,145	14,294
Navient Student Loan Trust 0.892% due 07/26/2066 •		14,146	14,294
New Century Home Equity Loan Trust 1.037% due 06/25/2035 •		1,332	1,320
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.707% due 02/25/2036 •		641	639
NovaStar Mortgage Funding Trust 2.192% due 12/25/2034 •		120	123
OCP CLO Ltd. 0.984% due 07/15/2027 •		2,082	2,083
Option One Mortgage Loan Trust
0.222% due 07/25/2037 •		2,771	2,234
0.272% due 04/25/2037 •		198	138
0.827% due 05/25/2035 •		3,000	2,966
Option One Mortgage Loan Trust Asset-Backed Certificates
0.732% due 07/25/2033 •		651	634
0.782% due 11/25/2035 •		13,176	13,079
OZLM Funding Ltd. 1.154% due 07/22/2029 •		13,400	13,401
Palisades CDO Ltd. 0.834% due 07/22/2039 •		7,167	7,133
Palmer Square Loan Funding Ltd.
1.056% due 11/15/2026 •		791	791
1.076% due 10/24/2027 •		7,333	7,337
1.158% due 04/20/2027 •		5,520	5,523
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.112% due 10/25/2034 •		1,073	1,101
1.217% due 10/25/2034 •		21,500	21,721
1.967% due 09/25/2034 •		352	354
2.192% due 09/25/2034 •		9,136	9,216

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

People's Choice Home Loan Securities Trust 0.977% due 06/25/2034 •		5,120	5,081
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		1,639	1,602
RAAC Trust
0.692% due 06/25/2044 •		36	33
0.792% due 03/25/2034 •		94	95
1.592% due 09/25/2047 •		5,900	5,911
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,150	4,577
5.608% due 05/25/2036 þ		6,883	4,599
5.746% due 05/25/2036 þ		2,189	1,496
6.011% due 05/25/2036 þ		3,170	2,261
6.166% due 05/25/2036 þ		3,460	2,529
Residential Asset Mortgage Products Trust
0.772% due 12/25/2035 •		9,385	9,049
1.342% due 10/25/2034 •		5,211	5,038
Residential Asset Securities Corp. Trust
0.342% due 04/25/2037 •		45	45
0.392% due 07/25/2036 •		1,164	1,159
0.552% due 06/25/2036 •		13,577	13,299
1.097% due 05/25/2035 •		3,794	3,763
1.127% due 08/25/2035 •		11,600	11,456
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		17,555	17,221
Saranac CLO Ltd. 1.735% due 06/22/2030 •		9,879	9,884
Saxon Asset Securities Trust
0.402% due 09/25/2037 •		2,109	2,077
0.842% due 11/25/2035 •		9,000	8,906
Sculptor CLO Ltd. 1.410% due 01/15/2031 •		16,200	16,204
Securitized Asset-Backed Receivables LLC Trust
0.212% due 09/25/2036 •		3,389	2,969
0.272% due 07/25/2036 •		3,486	1,652
0.412% due 09/25/2036 •		29,613	26,527
0.572% due 09/25/2036 •		5,417	4,938
0.707% due 01/25/2035 •		11,454	11,255
1.067% due 03/25/2035 •		7	7
SG Mortgage Securities Trust 0.737% due 10/25/2035 •		376	378
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	124	147
0.002% due 12/15/2033 •		1,113	1,262
0.011% due 07/25/2039 •		848	996
0.776% due 10/25/2029 •		$3,261	3,263
SoFi Consumer Loan Program LLC 3.260% due 08/25/2025		259	259
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		1,719	1,746
2.650% due 09/25/2040		569	582
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		10,000	9,997
1.163% due 01/23/2029 •		24,614	24,645
Soundview Home Loan Trust
0.202% due 01/25/2037 •		3,156	2,710
0.262% due 07/25/2037 •		360	335
0.652% due 05/25/2036 •		22,775	22,667
1.082% due 06/25/2035 •		4,885	5,049
Specialty Underwriting & Residential Finance Trust
0.242% due 09/25/2037 •		1,213	936
0.442% due 03/25/2037 •		363	262
Sprite Ltd. 4.250% due 12/15/2037		2,705	2,693
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,522	1,533
START Ireland 4.089% due 03/15/2044		4,353	4,406
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		25,400	25,411
Store Master Funding LLC 4.290% due 10/20/2048		4,189	4,563
Structured Asset Investment Loan Trust
0.264% due 07/25/2036 •		1,797	1,314
0.692% due 04/25/2036 •		17,996	10,700
0.892% due 04/25/2034 •		4,521	4,480
Structured Asset Securities Corp. Mortgage Loan Trust
0.227% due 07/25/2036 •		572	563
0.227% due 02/25/2037 •		19,176	18,452
0.252% due 12/25/2036 •		29,984	28,829
0.302% due 02/25/2037 •		9,559	9,174
STWD Ltd.
1.883% due 04/18/2038 •		5,000	5,017
2.183% due 04/18/2038 •		7,825	7,852
Symphony CLO Ltd. 1.136% due 07/14/2026 •		12,063	12,079

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Taberna Preferred Funding Ltd.
0.516% due 05/05/2038 •		2,869	2,668
0.536% due 12/05/2036 •		31,192	26,825
0.606% due 11/05/2035 •		2,087	1,858
TCW CLO AMR Ltd. 1.130% due 02/15/2029 •		3,258	3,260
Telos CLO Ltd. 1.140% due 04/17/2028 •		8,529	8,539
Terwin Mortgage Trust 0.342% due 05/25/2038 •		6,916	4,732
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		20,285	20,217
TICP CLO Ltd. 1.028% due 04/20/2028 •		14,730	14,741
Toro ABS CDO Ltd. 0.420% due 02/07/2042 •		267,720	13,746
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	300	356
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		$1,261	1,272
1.092% due 10/25/2059 •		9,431	9,513
3.000% due 06/25/2058 ~		4,057	4,228
3.000% due 11/25/2058 ~		2,678	2,729
3.750% due 11/25/2059 ~		6,404	6,434
4.000% due 11/25/2059 ~		4,785	4,809
4.170% due 11/25/2058 ~		6,702	6,726
4.400% due 11/25/2058 ~		9,718	9,865
4.500% due 10/25/2058 ~		8,511	8,599
4.750% due 11/25/2058 ~		18,438	18,821
Tralee CLO Ltd.
1.298% due 10/20/2028 •		1,971	1,971
1.888% due 10/20/2028 •		3,150	3,127
Trinitas CLO Ltd. 1.206% due 10/25/2028 •		12,639	12,655
Tropic CDO Ltd.
0.504% due 07/15/2036 •		10,148	9,337
0.934% due 04/15/2034 •		82	82
U.S. Capital Funding Ltd. 0.468% due 10/10/2040 •		857	762
Upstart Securitization Trust 2.897% due 09/20/2029		259	260
Venture CLO Ltd.
0.000% due 09/07/2030 •		20,000	19,981
1.064% due 04/15/2027 •		4,474	4,466
1.165% due 08/28/2029 •		18,700	18,703
1.208% due 04/20/2029 •		11,464	11,458
1.244% due 07/15/2031 •		5,700	5,699
Voya CLO Ltd. 0.978% due 07/20/2029 •		58,500	58,500
Wells Fargo Home Equity Asset-Backed Securities Trust 2.192% due 11/25/2035 •		10,324	10,716
WhiteHorse Ltd. 1.120% due 04/17/2027 •		371	371
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •		1,630	1,632
Zais CLO Ltd. 1.334% due 04/15/2028 •		1,809	1,812

Total Asset-Backed Securities (Cost $2,129,387)			2,141,680

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.003% due 08/10/2021 (f)(g)		146	146

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.030% due 09/07/2021 (e)(f)(l)		825	825

Total Short-Term Instruments (Cost $971)			971

Total Investments in Securities (Cost $13,605,861)			13,683,710

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		3,063,966	30,214

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $30,213)	30,214

Total Investments in Affiliates (Cost $30,213)	30,214

Total Investments 183.8% (Cost $13,636,074)	$13,713,924
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $(10,614))	24,776
Other Assets and Liabilities, net (84.1)%	(6,275,458)

Net Assets 100.0%	$7,463,242

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.050%	06/23/2021	07/15/2021	$(372,895)	$(372,899)
CSN	0.050	06/14/2021	07/14/2021	(66,667)	(66,669)
FAR	0.050	06/14/2021	07/14/2021	(977,026)	(977,049)
NXN	0.050	06/15/2021	07/14/2021	(235,799)	(235,804)
RCY	0.050	06/14/2021	07/14/2021	(139,594)	(139,598)
0.050	06/15/2021	07/14/2021	(390,497)	(390,505)

Total Reverse Repurchase Agreements	$(2,182,524)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BPG	0.060%	06/28/2021	07/07/2021	$(1,079)	$(1,079)
CSN	0.070	06/28/2021	07/06/2021	(33,145)	(33,145)
0.070	06/29/2021	07/06/2021	(122,105)	(122,106)
TDL	0.050	06/16/2021	07/16/2021	(17,391)	(17,391)
0.070	06/30/2021	07/02/2021	(3,348)	(3,348)
UBS	0.050	06/22/2021	07/08/2021	(2,058)	(2,058)
0.050	06/28/2021	07/08/2021	(16,182)	(16,182)
0.060	06/22/2021	07/22/2021	(1,083)	(1,083)

Total Sale-Buyback Transactions	$(196,392)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (21.6)%
Ginnie Mae, TBA	2.000%	08/01/2051	$12,500	$(12,648)	$(12,708)
Ginnie Mae, TBA	3.500	07/01/2051	69,000	(72,620)	(72,438)
Ginnie Mae, TBA	3.500	08/01/2051	11,950	(12,552)	(12,552)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	147,500	(152,196)	(152,282)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2051	323,500	(338,232)	(337,230)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2051	318,323	(332,162)	(331,622)
Uniform Mortgage-Backed Security, TBA	3.000	09/01/2051	1,300	(1,352)	(1,353)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2051	79,900	(84,191)	(84,159)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2051	69,489	(74,340)	(74,000)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2051	498,346	(532,891)	(531,128)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short Sales (21.6)%	$(1,613,184)	$(1,609,472)

(h)	Securities with an aggregate market value of $2,426,257 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,676,943) at a weighted average interest rate of 0.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	4,273	$1,066,114	$688	$54	$0
U.S. Treasury 10-Year Note September Futures	09/2021	7,191	952,808	6,193	1,685	0

$6,881	$1,739	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	1,578	$(392,449)	$548	$0	$(39)
90-Day Eurodollar June Futures	06/2022	1,113	(277,499)	(280)	0	(28)
90-Day Eurodollar March Futures	03/2023	1,578	(391,995)	873	0	(39)
90-Day Eurodollar September Futures	09/2022	1,699	(423,200)	111	0	(43)

$1,252	$0	$(149)

Total Futures Contracts	$8,133	$1,739	$(149)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,614,600	$188	$2,088	$2,276	$0	$(94)
Receive (1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200	Annual	04/29/2023	338,200	15	245	260	0	(19)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	2,010,800	769	1,565	2,334	0	(248)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024	10,400	3	46	49	0	(2)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	1,054,500	7,388	2,006	9,394	0	(267)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	244,500	314	4,985	5,299	0	(151)
Receive(1)	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	62,400	0	513	513	0	(44)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	7,400	40	590	630	8	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	351,240	(18,424)	1,370	(17,054)	418	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	512,900	8,642	15,591	24,233	0	(654)
Pay(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	212,200	1,878	379	2,257	317	0
Receive(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	213,800	(2,427)	(167)	(2,594)	0	(312)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	3,550	(233)	21	(212)	9	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031	51,400	(132)	(84)	(216)	0	(144)
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/07/2031	27,580	0	1,016	1,016	79	0
Pay(1)	3-Month USD-LIBOR	1.800	Semi-Annual	09/13/2031	27,740	0	881	881	80	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	43,100	0	1,554	1,554	124	0
Pay(1)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031	18,500	0	831	831	54	0
Receive	6-Month EUR-EURIBOR	(0.150)	Annual	03/18/2030	EUR	4,900	90	(14)	76	0	(8)
Receive(1)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	21,000	345	(37)	308	0	(40)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	33	144	0	(9)

Total Swap Agreements	$(1,433)	$33,412	$31,979	$1,089	$(1,992)

(j)	Securities with an aggregate market value of $97,117 and cash of $6,227 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(k)		FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability

BOA	08/2021	CAD	20,561		$17,041		$455	$0
	08/2021	EUR	2,402		2,915		64	0
BPS	07/2021		8,179		9,794		96	0
GLM	07/2021	GBP	226,431		320,111		6,889	0
HUS	07/2021	EUR	4,591		5,483		39	0
	07/2021		$313,439	GBP	226,431		0	(218)
	08/2021	GBP	222,598		$308,116		168	0
SCX	07/2021	EUR	98,459		120,450		3,702	0
	08/2021		111,229		131,993		16	0

Total Forward Foreign Currency Contracts							$11,429	$(218)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.140%	08/23/2021	76,500	$711	$190
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	404,800	283	870
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	13,500	82	190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	107,720	5,731	5,268
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/03/2021	194,500	3,684	396
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	659
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	08/19/2021	37,300	778	52
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	58,800	1,205	163
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	474,400	332	1,020
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	465,300	361	853
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	51,200	973	142
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	130,100	2,732	301
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.680	08/05/2021	125,200	563	292
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.693	08/05/2021	93,300	448	200
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	98,200	2,057	273
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	905,300	883	1,432
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	905,300	1,032	1,719
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	905,300	1,068	1,813
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.680	08/12/2021	125,000	1,750	373
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.738	08/12/2021	76,750	1,100	163
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/09/2021	195,000	3,705	551
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560	09/15/2021	34,500	459	330

							$31,271	$17,250

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		9,000	$51	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		3,500	33	11
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.473	08/05/2021		4,500	42	18

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		99.418	09/07/2021		168,500	968	727
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		99.891	09/07/2021		85,500	788	460
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		100.398	09/07/2021		177,000	1,438	1,219
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		100.539	09/07/2021		179,500	1,458	1,325
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		6,500	37	24
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051		102.547	09/07/2021		177,000	1,106	701
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.641	07/07/2021		3,500	19	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		99.438	09/07/2021		124,500	681	542
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051		99.859	09/07/2021		71,500	615	379

							$7,236	$5,408

Total Purchased Options							$38,507	$22,658

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.590%	08/23/2021	76,500	$(268)	$(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	527,820	(5,731)	(5,387)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.528	07/12/2021	96,500	(613)	(821)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.028	07/12/2021	96,500	(613)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	07/13/2021	56,000	(345)	(381)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.998	07/13/2021	56,000	(345)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	07/14/2021	68,600	(298)	(312)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	07/14/2021	68,600	(298)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.425	09/01/2021	95,100	(458)	(786)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.925	09/01/2021	95,100	(458)	(143)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.405	07/26/2021	68,600	(261)	(281)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.805	07/26/2021	68,600	(261)	(36)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/03/2021	253,100	(1,468)	(55)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.360	08/19/2021	37,300	(261)	(4)
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	76,900	(538)	(27)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	09/30/2021	46,800	(197)	(233)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850	09/30/2021	46,800	(197)	(170)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.273	09/13/2021	51,400	(231)	(211)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.316	09/15/2021	51,000	(238)	(273)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	67,200	(390)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	169,450	(1,219)	(55)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.508	07/13/2021	68,600	(319)	(509)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.908	07/13/2021	68,600	(319)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	07/19/2021	40,500	(255)	(140)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.440	07/19/2021	68,600	(305)	(402)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.840	07/19/2021	68,600	(305)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	07/19/2021	40,500	(255)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	09/07/2021	125,200	(922)	(596)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	09/07/2021	93,300	(715)	(420)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	127,400	(931)	(45)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	11/01/2021	922,700	(3,477)	(898)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	6,600	(51)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	2,600	(19)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	08/12/2021	250,000	(1,803)	(238)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/12/2021	153,500	(1,355)	(139)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/09/2021	253,000	(1,460)	(80)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	09/15/2021	69,000	(497)	(322)

$(27,676)	$(13,031)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	8,500	$(37)	$(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	6,000	(21)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	6,000	(18)	(8)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	3,500	(18)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	4,300	(14)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	98.914	09/07/2021	171,000	(1,042)	(590)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	6,000	(38)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.102	09/07/2021	1,000	(7)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	6,000	(26)	(33)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.102	09/07/2021	1,000	(5)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	12,500	(40)	(20)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	13,000	(44)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.844	07/07/2021	12,500	(28)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	7,000	(44)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	9,000	(56)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.641	08/05/2021	168,500	(606)	(367)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.684	08/05/2021	124,500	(438)	(279)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.398	09/07/2021	354,000	(1,812)	(1,514)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.539	09/07/2021	359,000	(1,823)	(1,638)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	4,000	(13)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	3,000	(10)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	3,000	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	4,500	(15)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	13,000	(41)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	4,500	(9)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.797	09/07/2021	354,000	(1,576)	(895)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	4,000	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	4,000	(12)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	4,000	(12)	(9)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	1,500	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	3,400	(13)	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	10,000	(42)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	3,500	(15)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	2,500	(15)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	10,000	(37)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	2,500	(13)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,000	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	1,500	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	3,000	(13)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	1,200	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	6,000	(19)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	6,500	(21)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	2,000	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	7,000	(44)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	3,500	(12)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	13,000	(56)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	6,500	(21)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	2,000	(6)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	3,500	(5)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	13,000	(29)	(34)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	98.859	09/07/2021	143,000	(771)	(482)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	6,000	(29)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	10,500	(30)	(44)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	4,000	(14)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	9,500	(30)	(38)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	3,500	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	3,500	(13)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	3,500	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	3,500	(7)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	3,000	(13)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	3,000	(13)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	1,500	(7)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	3,500	(12)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	2,000	(7)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	6,000	(19)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	3,000	(9)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	3,000	(4)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	2,000	(6)	(4)

				$(9,211)	$(6,325)

Total Written Options				$(36,887)	$(19,356)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$2,862	$(987)	$802	$0	$(185)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,666	(1,250)	1,071	0	(179)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	358	(83)	72	0	(11)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,638	254	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	566	174	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	34	16	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	130	22	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	2,300	(16)	37	21	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36,018	(796)	938	142	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	205	66	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	251	1	0	1	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	392	64	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	16	3	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	130	22	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	952	218	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	672	304	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	6,091	(230)	276	46	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	14,998	(1,430)	1,593	163	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,586	(703)	590	0	(113)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	44,200	(332)	792	460	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,500	(1,422)	3,195	1,773	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,500	(11)	89	78	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,593	50	500	550	0

$(10,801)	$14,690	$4,377	$(488)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230%	Quarterly	07/06/2021	$785,000	$0	$1,217	$1,217	$0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230	Quarterly	07/08/2021	390,000	0	594	594	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	07/19/2021	155,000	0	166	166	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	08/05/2021	510,000	0	444	444	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.215	Quarterly	08/10/2021	165,000	0	210	210	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/17/2021	340,000	0	350	350	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/18/2021	1,300,000	0	1,329	1,329	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/19/2021	160,000	0	162	162	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/03/2021	335,000	0	201	201	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/16/2021	620,000	0	303	303	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/17/2021	1,390,000	0	667	667	0

$0	$5,643	$5,643	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	IOS.FN.650.67 Index	N/A	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2038	$5,052	$0	$34	$34	$0
Pay	IOS.FN.600.08 Index	N/A	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2039	861	0	6	6	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SAL	Pay	IOS.FN.600.08 Index	N/A	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2039	612	0	4	4	0

$0	$44	$44	$0

Total Swap Agreements	$(10,801)	$20,377	$10,064	$(488)

(l)

Securities with an aggregate market value of $3,276 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,381	$0	$1,381
Corporate Bonds & Notes
Banking & Finance	0	32,010	0	32,010
Industrials	0	4,201	0	4,201
U.S. Government Agencies	0	7,962,541	0	7,962,541
U.S. Treasury Obligations	0	1,128,541	0	1,128,541
Non-Agency Mortgage-Backed Securities	0	2,337,849	74,536	2,412,385
Asset-Backed Securities	0	2,121,719	19,961	2,141,680
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	146	0	146
U.S. Treasury Cash Management Bills	0	825	0	825

$0	$13,589,213	$94,497	$13,683,710
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,214	$0	$0	$30,214

Total Investments	$30,214	$13,589,213	$94,497	$13,713,924

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,609,472)	$0	$(1,609,472)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,828	0	2,828
Over the counter	0	44,151	0	44,151

$0	$46,979	$0	$46,979
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,141)	0	(2,141)
Over the counter	0	(20,062)	0	(20,062)

$0	$(22,203)	$0	$(22,203)

Total Financial Derivative Instruments	$0	$24,776	$0	$24,776

Totals	$30,214	$12,004,517	$94,497	$12,129,228

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	$64,105	$12,027	$(1,736)	$(16)	$(68)	$224	$0	$0	$74,536	$330
Asset-Backed Securities	12,489	7,200	(115)	0	0	387	0	0	19,961	376

Totals	$76,594	$19,227	$(1,851)	$(16)	$(68)	$611	$0	$0	$94,497	$706

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$74,536	Proxy Pricing			Base Price			99.997 - 110.500	107.376
Asset-Backed Securities		12,765	Other Valuation Techniques(2)			—			—	—
		7,196	Proxy Pricing			Base Price			100.000	—

Total		$94,497

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.2% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Preferred Term Securities Ltd. 1.055% (US0003M + 0.860%) due 07/03/2033 ~	$362	$355

Total Corporate Bonds & Notes (Cost $288)		355

U.S. GOVERNMENT AGENCIES 135.8%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	1	1
0.152% due 12/25/2036 •	546	541
0.200% due 02/25/2043 •(a)	189	2
0.212% due 06/25/2033 - 03/25/2034 •	93	92
0.222% due 06/25/2032 •	63	61
0.242% due 08/25/2034 •	8	8
0.262% due 11/25/2032 •	26	25
0.392% due 12/25/2048 •	592	594
0.492% due 03/25/2049 •	442	446
0.542% due 05/25/2023 - 07/25/2036 •	335	339
0.560% due 08/25/2050 •	327	328
0.592% due 03/25/2032 - 11/25/2059 •	1,819	1,844
0.742% due 02/25/2024 •	22	22
0.752% due 04/25/2037 •	483	492
1.050% due 02/01/2036 •	110	112
1.092% due 04/25/2023 - 04/25/2032 •	46	47
1.328% due 08/01/2042 - 10/01/2044 •	413	425
1.390% due 03/01/2032 •	7	7
1.546% due 10/25/2046 ~(a)	27	1
1.586% due 08/01/2027 •	26	26
1.611% due 07/25/2052 ~(a)	98	4
1.633% due 07/25/2044 ~(a)	86	5
1.651% due 12/01/2034 •	1	1
1.708% due 01/01/2035 •	13	14
1.725% due 03/25/2045 ~(a)	207	11
1.729% due 03/01/2035 •	5	5
1.729% due 01/25/2045 ~(a)	72	4
1.738% due 02/01/2035 •	26	28
1.763% due 01/01/2035 •	51	53
1.771% due 07/25/2044 ~(a)	108	6
1.776% due 01/01/2035 •	14	15
1.777% due 02/01/2035 •	8	8
1.781% due 01/01/2035 •	10	11
1.785% due 03/01/2035 •	3	3
1.790% due 01/01/2035 •	20	21
1.791% due 04/01/2035 •	36	36
1.800% due 05/01/2035 •	69	72
1.830% due 03/01/2035 •	8	8
1.831% due 04/25/2055 ~(a)	166	9
1.841% due 08/25/2044 ~(a)	64	4
1.889% due 08/25/2054 ~(a)	138	10
1.896% due 08/25/2055 ~(a)	98	5
1.910% due 11/01/2034 •	4	4
1.920% due 12/01/2034 •	4	4
1.931% due 09/25/2045 ~(a)	89	5
1.945% due 11/01/2035 •	18	19
1.969% due 10/01/2035 •	15	15
1.970% due 09/01/2034 •	94	95
1.971% due 10/01/2035 •	5	5
1.972% due 02/01/2035 •	9	10
2.000% due 08/25/2042	929	934
2.005% due 07/25/2045 ~(a)	341	23
2.007% due 02/01/2035 •	16	17
2.021% due 02/01/2035 •	10	11
2.035% due 05/01/2035 •	28	30
2.064% due 07/01/2035 •	8	9
2.090% due 02/01/2035 •	6	7
2.096% due 05/25/2035 ~	51	52
2.165% due 02/01/2042 •	57	60
2.169% due 07/01/2035 •	25	26
2.226% due 09/01/2041 •	100	107
2.249% due 04/01/2033 •	19	20
2.259% due 05/01/2038 •	343	363

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

2.260% due 10/01/2028 •	4	4
2.280% due 11/01/2035 •	8	9
2.325% due 06/01/2030 •	1	1
2.358% due 01/25/2031 ~(a)	1,750	248
2.362% due 09/01/2035 •	12	12
2.412% due 05/01/2035 •	43	46
2.418% due 01/01/2036 •	121	128
2.456% due 10/01/2037 •	490	523
2.500% due 07/01/2046 - 12/01/2046	311	320
2.505% due 10/01/2032 •	102	102
2.576% due 01/25/2022 ~(a)	422	4
2.632% due 07/01/2035 •	30	33
2.944% due 07/25/2039	291	311
3.000% due 07/25/2045 - 02/01/2057	1,889	1,971
3.000% due 04/25/2046 (a)	195	15
3.500% due 03/25/2044 - 01/01/2057	1,975	2,116
3.500% due 04/25/2046 (a)	113	5
3.533% due 11/01/2048 •	451	473
3.575% due 02/01/2026	500	533
4.000% due 06/01/2033 - 11/25/2045	1,107	1,229
4.500% due 09/01/2033 - 04/01/2059	2,109	2,425
5.509% due 06/25/2044 •(a)	419	57
5.862% due 04/25/2043 - 06/25/2043 •	661	672
5.863% due 06/25/2043 •	49	48
5.909% due 11/25/2049 •(a)	108	21
6.494% due 11/25/2035 •(a)	793	136
6.500% due 09/25/2023 - 01/25/2032	33	38
6.500% due 04/25/2038 (a)	19	4
7.000% due 09/25/2023	2	2
7.750% due 08/25/2022	2	2
8.000% due 07/25/2034	341	425
8.210% due 07/25/2043 •	540	613
9.118% due 10/25/2045 •	78	84
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,383	1,212
0.323% due 05/15/2035 •	25	25
0.460% due 10/15/2037 - 10/15/2040 •	3,602	3,617
0.523% due 12/15/2031 •	36	36
0.573% due 09/15/2030 - 06/15/2042 •	298	302
0.847% due 01/25/2023 ~(a)	20,255	187
1.069% due 11/25/2022 ~(a)	9,265	103
1.328% due 02/25/2045 •	112	113
1.331% due 10/15/2037 ~(a)	31	1
1.588% due 10/15/2037 ~(a)	12	1
1.620% due 05/15/2037 ~(a)	25	1
1.860% due 10/15/2041 ~(a)	58	3
1.918% due 08/15/2041 ~(a)	23	1
1.919% due 03/15/2037 ~(a)	27	2
1.996% due 11/15/2038 ~(a)	73	4
2.000% due 02/01/2035 - 03/01/2035 •	10	10
2.024% due 02/15/2038 ~(a)	52	3
2.067% due 08/15/2036 ~(a)	55	3
2.075% due 11/15/2036 ~(a)	71	4
2.089% due 09/01/2035 •	88	88
2.102% due 01/01/2035 •	10	10
2.139% due 06/15/2038 ~(a)	57	4
2.203% due 10/01/2039 •	326	346
2.275% due 03/01/2035 •	2	2
2.324% due 02/01/2035 •	6	7
2.345% due 11/01/2036 •	104	111
2.349% due 08/01/2036 •	12	13
2.350% due 01/01/2034 •	5	5
2.355% due 02/01/2028 •	9	9
2.375% due 02/01/2035 - 04/01/2035 •	39	42
2.404% due 11/01/2031 •	8	8
2.454% due 11/15/2040 •	177	164
2.477% due 09/01/2034 •	184	197
2.500% due 01/15/2045 - 09/01/2046	551	571
2.585% due 05/01/2032 •	7	7
2.601% due 06/01/2035 •	17	18
3.000% due 06/15/2037 - 12/25/2046	4,381	4,599
3.500% due 12/15/2022 - 12/01/2048	1,437	1,501
3.500% due 01/15/2043 - 08/15/2045 (a)	626	80
4.000% due 03/15/2042 - 05/15/2048	3,095	3,481
4.000% due 09/15/2045 - 04/15/2046 (a)	1,506	233
4.500% due 04/01/2039 - 04/01/2044	459	508
5.000% due 09/01/2033 - 03/01/2049	2,017	2,275
5.500% due 04/01/2027 - 09/01/2039	1,119	1,307
5.500% due 10/15/2035 (a)	123	23
6.000% due 02/01/2024 - 05/01/2040	794	933
6.127% due 01/15/2043 •(a)	1,352	225
6.500% due 12/15/2023 - 03/15/2029	200	239
7.000% due 05/15/2037	501	643
8.000% due 06/15/2026	1	2
12.021% due 05/15/2035 •	137	172
15.631% due 05/15/2041 •	199	277

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Ginnie Mae
0.000% due 12/20/2036 (b)(c)	157	145
0.457% due 02/20/2068 •	53	53
0.537% due 05/20/2065 •	39	39
0.587% due 03/20/2061 •	30	30
0.747% due 01/20/2065 •	56	57
0.827% due 09/20/2063 •	630	635
0.857% due 09/20/2065 •	709	721
1.107% due 04/20/2063 - 08/20/2063 •	2,059	2,091
1.143% due 08/20/2070 •	1,190	1,248
1.343% due 10/20/2070 •	1,210	1,279
1.407% due 09/20/2063 •	497	505
1.663% due 09/20/2045 ~(a)	143	5
1.778% due 06/20/2043 ~(a)	98	5
1.813% due 12/20/2045 ~(a)	117	4
1.841% due 11/20/2045 ~(a)	129	6
2.000% due 03/20/2043	69	70
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	3	3
2.415% due 06/20/2042 ~(a)	111	6
2.465% due 06/20/2042 ~(a)	102	5
3.000% due 05/20/2039 (a)	45	0
3.000% due 02/15/2043 - 11/20/2067	4,143	4,377
3.500% due 02/15/2042 - 03/20/2048	6,741	7,256
3.500% due 08/20/2042 (a)	260	37
4.000% due 03/15/2045 - 05/20/2049	3,738	4,087
4.000% due 06/20/2045 (a)	579	76
4.070% due 01/15/2050	1,195	1,194
4.500% due 07/15/2039 - 02/20/2049	1,730	1,916
5.000% due 11/20/2034 - 12/20/2048	1,658	1,857
5.000% due 08/20/2045 •	85	91
5.500% due 09/15/2033 - 12/15/2039	144	170
6.000% due 05/20/2042	40	47
6.500% due 07/15/2024 - 08/15/2038	301	344
9.133% due 09/20/2045 •	138	153
Ginnie Mae, TBA
2.000% due 08/01/2051	6,500	6,608
2.500% due 08/01/2051	17,550	18,131
3.000% due 08/01/2051	13,850	14,446
3.500% due 07/01/2051	1,200	1,259
4.000% due 07/01/2051 - 08/01/2051	12,350	13,086
4.500% due 07/01/2051	2,050	2,185
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	3,192	3,306
2.500% due 06/01/2028 - 04/01/2051	3,740	3,898
3.000% due 06/01/2029 - 06/01/2051	29,962	31,756
3.500% due 12/01/2033 - 01/01/2051	19,282	20,499
4.000% due 07/01/2033 - 06/01/2049	13,996	15,297
4.500% due 07/01/2039 - 04/01/2049	2,220	2,438
5.500% due 08/01/2024 - 12/01/2048	535	614
6.000% due 03/01/2022 - 11/01/2040	738	868
6.500% due 11/01/2028 - 11/01/2037	439	502
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2036 - 08/01/2051	4,200	4,210
2.000% due 08/01/2036 - 08/01/2051	34,500	35,291
2.500% due 07/01/2036 - 08/01/2051	18,450	19,143
3.000% due 08/01/2036 - 08/01/2051	7,000	7,324
3.500% due 08/01/2036 - 08/01/2051	5,300	5,590
4.000% due 07/01/2036	5,800	6,165
4.500% due 07/01/2036	1,000	1,048
5.000% due 07/01/2051	2,000	2,192

Total U.S. Government Agencies (Cost $284,276)		288,269

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
BAMLL Commercial Mortgage Securities Trust 1.273% due 03/15/2034 •	1,000	1,002
Banc of America Funding Trust
0.673% due 05/20/2035 ^•	28	27
3.348% due 01/20/2047 ^~	179	172
Banc of America Mortgage Trust 4.122% due 07/20/2032 ~	2	2
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.372% due 01/25/2035 •	11	11
Citigroup Commercial Mortgage Trust
2.023% due 02/15/2039 •	293	304
4.149% due 01/10/2036	1,000	1,075
Citigroup Mortgage Loan Trust 0.892% due 08/25/2035 ^•	313	293
Countrywide Alternative Loan Trust
0.293% due 07/20/2046 ^•	53	42
0.373% due 09/20/2046 •	304	206
0.512% due 05/25/2035 •	261	254
0.592% due 09/25/2046 ^•	407	339
0.592% due 10/25/2046 ^•	54	39
0.772% due 10/25/2046 ^•	336	250

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
0.432% due 03/25/2036 •	17	11
0.672% due 04/25/2035 •	83	81
0.792% due 02/25/2036 ^•	8	4
1.012% due 09/25/2034 •	87	67
2.013% due 06/19/2031 ~	25	26
2.575% due 04/25/2035 ~	317	283
GreenPoint Mortgage Funding Trust
0.292% due 10/25/2046 ^•	186	166
0.292% due 12/25/2046 ^•	242	232
0.412% due 09/25/2046 ^•	352	330
0.432% due 10/25/2046 ^•	338	272
0.632% due 04/25/2036 ^•	11	20
GS Mortgage-Backed Securities Trust 2.500% due 11/25/2051 ~	3,700	3,771
GSR Mortgage Loan Trust 0.612% due 08/25/2046 •	202	118
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •	664	624
0.573% due 03/19/2036 ^•	28	27
HomeBanc Mortgage Trust 0.452% due 12/25/2036 •	37	36
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043 «	1,000	1,038
IndyMac Mortgage Loan Trust
0.492% due 06/25/2046 •	73	66
0.492% due 11/25/2046 •	151	144
3.194% due 08/25/2036 ~	1,891	1,875
JP Morgan Mortgage Trust 0.992% due 11/25/2049 •	255	256
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	590	636
4.250% due 09/29/2046 «	1,053	1,165
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	666	706
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	328	329
Lehman XS Trust 0.412% due 11/25/2046 ^•	344	298
MASTR Adjustable Rate Mortgages Trust
0.692% due 05/25/2047 ^•	185	339
0.772% due 05/25/2047 ^•	275	331
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•	967	54
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.773% due 11/15/2031 •	29	30
MFA Trust 1.381% due 04/25/2065 ~	695	699
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,376	1,436
2.750% due 11/25/2059 ~	785	813
Residential Accredit Loans, Inc. Trust
0.322% due 05/25/2037 ^•	22	17
0.492% due 12/25/2046 ^•	128	120
0.632% due 05/25/2046 ^•	89	79
3.188% due 08/25/2035 ^~	176	96
Sequoia Mortgage Trust
0.793% due 10/19/2026 •	27	27
0.853% due 10/20/2027 •	4	4
Structured Asset Mortgage Investments Trust 0.753% due 09/19/2032 •	11	11
Thornburg Mortgage Securities Trust 2.756% due 10/25/2046 •	72	73
UBS-Barclays Commercial Mortgage Trust 1.243% due 04/10/2046 ~(a)	2,893	40
WaMu Mortgage Pass-Through Certificates Trust
1.092% due 07/25/2044 •	55	56
1.142% due 12/25/2045 •	281	229
Washington Mutual Mortgage Pass-Through Certificates Trust
0.592% due 07/25/2046 ^•	2	4
0.836% due 12/25/2046 •	148	131

Total Non-Agency Mortgage-Backed Securities (Cost $19,914)		21,186

ASSET-BACKED SECURITIES 14.1%
ACE Securities Corp. Home Equity Loan Trust 0.372% due 07/25/2036 •	1,398	1,152
Aegis Asset-Backed Securities Trust 0.792% due 03/25/2035 •	661	659
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •	6	6
AMRESCO Residential Securities Corp. Mortgage Loan Trust 0.722% due 09/25/2028 •	20	20
Centex Home Equity Loan Trust 0.392% due 01/25/2032 •	10	10

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

CIFC Funding Ltd. 1.038% due 10/24/2030 •	1,000	1,000
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •	2	2
Citigroup Mortgage Loan Trust 0.252% due 12/25/2036 •	710	479
Conseco Finance Home Equity Loan Trust 1.573% due 05/15/2032 •	29	29
Countrywide Asset-Backed Certificates
0.232% due 04/25/2047 •	135	132
0.272% due 06/25/2047 •	245	245
0.342% due 02/25/2036 •	680	660
0.342% due 03/25/2037 •	100	96
EMC Mortgage Loan Trust 1.592% due 08/25/2040 •	39	39
Fremont Home Loan Trust 0.227% due 10/25/2036 •	561	516
GSAA Home Equity Trust 0.392% due 03/25/2037 •	216	120
GSAMP Trust
0.222% due 12/25/2046 •	487	321
0.232% due 12/25/2036 •	939	606
Home Equity Asset Trust 0.692% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 0.232% due 01/25/2037 •	359	322
Jamestown CLO Ltd. 1.410% due 01/17/2027 •	138	138
LCM LP 1.188% due 07/20/2030 •	2,000	2,001
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	241	242
3.750% due 04/25/2059 þ	641	647
MKS CLO Ltd. 1.188% due 07/20/2030 •	200	200
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 10/25/2036 •	469	305
0.222% due 01/25/2037 •	1,049	550
Morgan Stanley Mortgage Loan Trust 0.452% due 04/25/2037 •	590	263
Mountain View CLO LLC 1.274% due 10/16/2029 •	1,000	1,000
Option One Mortgage Loan Trust 0.232% due 01/25/2037 •	701	528
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ	837	840
Residential Asset Securities Corp. Trust 0.342% due 11/25/2036 ^•	732	711
Saxon Asset Securities Trust 1.842% due 12/25/2037 •	199	196
Securitized Asset-Backed Receivables LLC Trust 0.737% due 01/25/2035 •	302	297
Sound Point CLO Ltd. 1.073% due 01/23/2029 •	5,400	5,400
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	500	500
Structured Asset Investment Loan Trust
0.712% due 01/25/2036 •	955	925
1.022% due 06/25/2035 •	2,000	1,971
Towd Point Mortgage Trust
1.092% due 05/25/2058 •	409	412
1.636% due 04/25/2060 ~	1,124	1,136
2.710% due 01/25/2060 ~	1,009	1,039
United National Home Loan Owner Trust 6.910% due 03/25/2025 ^þ	20	20
Utah State Board of Regents 0.842% due 01/25/2057 •	851	847
Venture CLO Ltd.
1.088% due 10/20/2028 •	393	393
1.165% due 08/28/2029 •	1,000	1,000
1.223% due 04/20/2032 •	600	600
Vibrant CLO Ltd. 1.085% due 06/20/2029 •	1,400	1,401

Total Asset-Backed Securities (Cost $29,356)		29,978

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.018% due 08/10/2021 (c)(d)	227	227

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $227)		227

Total Investments in Securities (Cost $334,061)		340,015

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	521,839	5,146

Total Short-Term Instruments (Cost $5,145)		5,146

Total Investments in Affiliates (Cost $5,145)		5,146

Total Investments 162.6% (Cost $339,206)		$345,161
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $(797))		157
Other Assets and Liabilities, net (62.7)%		(133,061)

Net Assets 100.0%		$212,257

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Principal only security.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (16.1)%
Ginnie Mae, TBA			2.000%	08/01/2051	$3,000	$(3,035)	$(3,050)
Ginnie Mae, TBA			4.500	07/01/2051	700	(770)	(776)
Ginnie Mae, TBA			4.500	08/01/2051	1,300	(1,439)	(1,441)
Uniform Mortgage-Backed Security, TBA			2.000	07/01/2036	7,000	(7,216)	(7,221)
Uniform Mortgage-Backed Security, TBA			2.500	08/01/2051	1,000	(1,028)	(1,033)
Uniform Mortgage-Backed Security, TBA			3.000	08/01/2051	13,455	(14,031)	(14,017)
Uniform Mortgage-Backed Security, TBA			4.000	08/01/2051	6,250	(6,684)	(6,661)

Total Short Sales (16.1)%						$(34,203)	$(34,199)

(e)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	50	$6,171	$(15)		$3	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	24	3,533	68		12	0

				$53		$15	$0

SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	38	$(5,035)	$(29)		$0	$(9)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	8	(1,542)	(75)		0	(9)

				$(104)		$0	$(18)

Total Futures Contracts				$(51)		$15	$(18)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$7,200	$0	$6	$6	$0	$0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	26,500	18	13	31	0	(3)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	19,000	150	19	169	0	(5)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	32,300	51	649	700	0	(20)
Receive(1)	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	1,000	0	8	8	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	6,200	(341)	40	(301)	7	0
Receive	3-Month USD-LIBOR	1.068	Semi-Annual	02/10/2031	1,000	4	26	30	0	(3)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	03/02/2031	200	0	0	0	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	03/02/2031	600	4	(11)	(7)	0	(1)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	1,300	(28)	(50)	(78)	3	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	7,600	(709)	205	(504)	20	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	4,400	114	167	281	0	(12)
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/07/2031	540	0	20	20	2	0
Pay(1)	3-Month USD-LIBOR	1.800	Semi-Annual	09/13/2031	540	0	17	17	2	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	800	0	29	29	2	0
Pay(1)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031	410	0	18	18	1	0

$(737)	$1,156	$419	$37	$(46)

Total Swap Agreements	$(737)	$1,156	$419	$37	$(46)

Cash of $1,790 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.140%	08/23/2021	1,500	$14	$4
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	7,900	5	17
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	1,800	11	25
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/03/2021	4,000	76	8
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	08/19/2021	800	17	1
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	900	18	3
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	7,900	6	17
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	8,400	6	15
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	900	17	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	2,700	57	6
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	1,900	40	5
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	16,300	16	26
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	16,300	19	31
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	16,300	19	33
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.680	08/12/2021	2,500	35	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.738	08/12/2021	1,500	21	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/09/2021	4,000	76	11

$453	$216

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,000	$11	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	1,000	9	3
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,000	9	4
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,000	12	8
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	1,000	6	0

$47	$15

Total Purchased Options	$500	$231

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.590%	08/23/2021	1,500	$(5)	$0
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/03/2021	5,200	(30)	(1)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.360	08/19/2021	800	(6)	0
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	1,200	(8)	0
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	1,200	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	3,500	(25)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	07/19/2021	1,000	(6)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	07/19/2021	1,000	(6)	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	2,400	(18)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	11/01/2021	16,600	(63)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,500	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	700	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	08/12/2021	5,000	(36)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/12/2021	3,000	(27)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/09/2021	5,200	(30)	(2)

$(284)	$(33)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	2,500	$(11)	$(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	1,500	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	1,500	(4)	(2)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,000	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.391	08/05/2021	1,000	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	1,100	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,500	(9)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,500	(7)	(8)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	4,000	(13)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	3,500	(12)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.844	07/07/2021	2,500	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	2,000	(12)	(3)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	1,000	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	2,000	(12)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	1,000	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,100	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	4,000	(12)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,100	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	1,000	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	1,000	(3)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	900	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	2,500	(11)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	500	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	1,000	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	2,000	(12)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	4,000	(17)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	1,500	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	1,000	(2)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	4,000	(9)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	1,375	(7)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	2,500	(7)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	1,000	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	1,500	(5)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	1,000	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	1,500	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	500	(1)	(1)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	500	(2)	(1)

$(276)	$(138)

Total Written Options	$(560)	$(171)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230%	Quarterly	07/06/2021	$15,000	$0	$23	$23	$0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230	Quarterly	07/08/2021	10,000	0	15	15	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	07/19/2021	5,000	0	5	5	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	08/05/2021	10,000	0	9	9	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.215	Quarterly	08/10/2021	5,000	0	6	6	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/17/2021	5,000	0	5	5	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/18/2021	20,000	0	21	21	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/19/2021	5,000	0	5	5	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/03/2021	5,000	0	3	3	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/16/2021	10,000	0	5	5	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/17/2021	20,000	0	10	10	0

$0	$107	$107	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	IOS.FN.650.67 Index	N/A	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2038	$310	$0	$2	$2	$0

Total Swap Agreements	$0	$109	$109	$0

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$355	$0	$355
U.S. Government Agencies	0	288,269	0	288,269
Non-Agency Mortgage-Backed Securities	0	17,641	3,545	21,186
Asset-Backed Securities	0	29,978	0	29,978
Short-Term Instruments
U.S. Treasury Bills	0	227	0	227

$0	$336,470	$3,545	$340,015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,146	$0	$0	$5,146

Total Investments	$5,146	$336,470	$3,545	$345,161

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,199)	$0	$(34,199)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	52	0	52

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Over the counter	0	340	0	340

$0	$392	$0	$392
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(64)	0	(64)
Over the counter	0	(171)	0	(171)

$0	$(235)	$0	$(235)

Total Financial Derivative Instruments	$0	$157	$0	$157

Totals	$5,146	$302,428	$3,545	$311,119

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,568	$1,038	$(68)	$0	$(2)	$9	$0	$0	$3,545	$13

Totals	$2,568	$1,038	$(68)	$0	$(2)	$9	$0	$0	$3,545	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,545	Proxy Pricing	Base Price	103.750 - 110.500	107.109

Total	$3,545

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.5% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Tower Health 4.451% due 02/01/2050	$2,000	$1,695

Total Corporate Bonds & Notes (Cost $1,652)		1,695

MUNICIPAL BONDS & NOTES 89.7%
ALABAMA 1.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	7,000	8,738
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	4,000	4,108
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,741
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,522
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.912% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,019
0.962% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,030
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,000	6,175
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	929	1,011

		38,344

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	9,000	11,429

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,110
Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 01/01/2054	3,000	3,070
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,800	3,364
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	1,200	1,373
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	1,024
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,921
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 1.050% due 01/01/2038	3,750	3,776
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	5,000	6,118
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,915
5.000% due 07/01/2044	5,435	6,865

		35,536

CALIFORNIA 7.5%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,559
5.000% due 12/01/2032	3,000	3,335
5.000% due 12/01/2033	3,500	3,890
5.000% due 12/01/2034	3,000	3,334
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,093
5.000% due 04/01/2038	10,000	10,852
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	4,096
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,750	3,033
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,480	1,483

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

California County Tobacco Securitization Agency Revenue Bonds, Series 2020 4.000% due 06/01/2049	1,000	1,185
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	820	862
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	10,000	12,159
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2037	1,995	2,394
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2050	17,000	17,000
0.450% due 01/01/2050	13,000	13,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 5.000% due 01/01/2056	1,250	1,452
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	200	241
4.000% due 05/15/2046	2,000	2,397
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2040 (f)	9,900	11,623
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,559
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,139
California Public Finance Authority Revenue Bonds, Series 2017 0.010% due 08/01/2052	5,800	5,800
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,343
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,662
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	2,750	3,056
4.000% due 10/01/2056	5,350	5,872
4.000% due 12/01/2056	3,200	3,499
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (c)	2,300	1,840
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	635
5.000% due 05/01/2029	500	615
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,380	1,443
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,479
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,276
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	4,000	5,178
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,587
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 10/15/2050	3,500	4,150
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2035	3,000	3,955
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 4.000% due 06/01/2049	3,500	4,187

		175,263

COLORADO 2.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	2,000	2,319
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,687
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	7,260	8,255
5.000% due 08/01/2049	3,800	4,416
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	8,078
Colorado State Certificates of Participation Bonds, Series 2020 4.000% due 12/15/2039	3,775	4,564
Denver, Colorado Airport System City & County Revenue Bonds, Series 2020 5.000% due 11/15/2031	3,850	4,571
Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2042	1,750	2,122
4.000% due 08/01/2043	1,500	1,815
4.000% due 08/01/2051	4,500	5,387
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,632
5.000% due 09/01/2036	1,400	1,823
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 0.384% due 09/01/2039 ~	3,500	3,504
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	10,859
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,371
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,503

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

		64,906

CONNECTICUT 2.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,975
5.000% due 05/01/2034	7,500	9,836
5.000% due 05/01/2035	1,000	1,309
5.000% due 05/01/2037	5,500	7,162
5.000% due 05/01/2040	2,250	2,912
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,301
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,197
5.000% due 06/15/2038	1,115	1,385
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,289
5.000% due 04/15/2034	2,700	3,449
5.000% due 04/15/2035	3,150	4,018
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,148
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003 0.250% due 07/01/2037	6,000	5,986

		50,967

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	10,000	10,097

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,667
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,876
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	3,930	5,047
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029 (a)	8,000	10,408
5.000% due 10/01/2030 (a)	5,000	6,609

		27,607

FLORIDA 2.8%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,591
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,407
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,764
Florida State General Obligation Notes, Series 2021 5.000% due 06/01/2030	9,550	12,851
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	2,850	3,340
Jacksonville, Florida Revenue Bonds, Series 2020 4.000% due 11/01/2036	505	592
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,527
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,312
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	2,179
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,313
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	8,000	9,434
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,438
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,796
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	1,004
0.000% due 10/01/2031 (c)	1,330	1,070
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,838
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,750	4,236
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2036 (a)	1,000	1,128
4.000% due 12/15/2046 (a)	500	553
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	514
0.000% due 09/01/2036 (c)	800	525
0.000% due 09/01/2037 (c)	800	502
5.000% due 07/01/2034	275	356

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 07/01/2035	650	841

		65,111

GEORGIA 4.0%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,290
5.000% due 07/01/2037	500	643
5.000% due 07/01/2038	800	1,027
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,103
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,323
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,601
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	4,035	5,141
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,185
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,152
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,312
5.000% due 06/15/2031	1,210	1,563
Georgia State Road & Tollway Authority Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,250	1,652
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	10,565	11,879
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.892% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,889
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	3,108
5.000% due 05/15/2049	2,250	3,432
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,073
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,630	1,885
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	3,500	5,311
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,441
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,038
5.000% due 01/01/2038	1,500	1,834
5.000% due 01/01/2039	1,500	1,834
5.000% due 01/01/2049	2,000	2,440
5.000% due 01/01/2059	2,000	2,428
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	476
5.000% due 01/01/2027	400	489
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2040	2,000	2,427

		92,976

IDAHO 0.1%
Idaho Housing & Finance Association Revenue Notes, Series 2021 5.000% due 07/15/2029	2,000	2,607

ILLINOIS 11.6%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,132
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,469
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2032	2,800	3,660
5.000% due 12/01/2033	3,400	4,434
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,433
Chicago Board of Education, Illinois General Obligation Notes, Series 2021 5.000% due 12/01/2030	1,500	1,981
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,977
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,971
5.000% due 07/01/2038	1,000	1,202
5.000% due 01/01/2039	2,000	2,481
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	3,276
5.000% due 06/01/2028	1,875	2,376
5.000% due 06/01/2029	1,170	1,514
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,778
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,128

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 12/01/2055	4,500	5,135
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,437
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	5,147
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,102
5.250% due 01/01/2033	3,000	3,285
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	5,128
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,419
5.750% due 01/01/2034	4,500	5,589
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	2,083
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,420
5.000% due 11/01/2042	2,500	2,637
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,269
Illinois Development Finance Authority Revenue Bonds, Series 2001 0.050% due 06/01/2029	21,900	21,900
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	453
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,773
5.000% due 02/15/2029	4,500	5,529
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,250	1,346
5.000% due 11/01/2049	2,500	2,827
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,209
4.000% due 08/15/2040	1,750	2,102
4.000% due 08/15/2041	8,375	10,034
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,645
4.000% due 05/01/2040	2,830	3,265
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,486
5.250% due 02/01/2034	3,500	3,845
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	1,048
5.000% due 10/01/2033	1,610	1,978
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,599
4.000% due 10/01/2035	8,000	9,450
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,835
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	4,495
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,335	2,481
5.000% due 11/01/2026	10,000	12,077
5.000% due 12/01/2026	5,000	6,050
5.000% due 11/01/2027	1,500	1,847
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,652
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	7,000	8,785
5.500% due 05/01/2030	2,000	2,664
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,988
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	3,000
3.000% due 06/15/2033	1,000	1,054
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	6,000	7,077
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	7,095	7,392
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,954
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,835
0.000% due 06/15/2035 (c)	4,500	3,245
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	2,243
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,697
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	7,555
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,000	1,281
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2036	1,310	1,603
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	8,000	8,476

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	4,985	6,253
5.000% due 01/01/2029	1,400	1,795

		270,286

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	1,000	1,079
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,000	7,553
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	5,778
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,097

		15,507

IOWA 0.7%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.140% due 08/15/2032	6,150	6,150
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.070% due 08/15/2029	5,625	5,625
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	30,000	5,531

		17,306

KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,223
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 4.750% due 07/01/2040	3,750	3,837
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	4,614
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,452
4.000% due 11/01/2038	400	461
Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,596
5.000% due 11/01/2024	1,390	1,598
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2011 0.030% due 10/01/2039	8,585	8,585

		23,366

LOUISIANA 0.5%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	4,020	5,321
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,489
2.100% due 06/01/2037	370	383
2.375% due 06/01/2037	4,015	4,237

		11,430

MAINE 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,470

MARYLAND 1.6%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	5,277
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	8,176
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2046	1,000	1,143
Maryland State General Obligation Notes, Series 2021 5.000% due 03/01/2030	15,710	21,005
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	2,000	2,639

		38,240

MASSACHUSETTS 1.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,343
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,916
Massachusetts Development Finance Agency Revenue Bonds, Series 2021 4.000% due 07/01/2051	5,000	5,913
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001 0.020% due 07/01/2031	11,050	11,050

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Massachusetts Port Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	500	644
5.000% due 07/01/2030	500	655
5.000% due 07/01/2031	750	1,003
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	7,023
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,395

		33,942

MICHIGAN 1.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,350	5,400
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	5,000	4,893
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029 (a)	1,175	1,528
5.000% due 07/01/2030 (a)	1,715	2,268
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,095
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,820
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,737
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,298
5.000% due 04/15/2036	3,500	4,533
Michigan Strategic Fund Revenue Bonds, Series 2021 3.225% due 09/01/2047 (a)	2,000	2,032

		32,604

MINNESOTA 0.3%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,515	1,833
5.000% due 01/01/2037	1,175	1,422
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,341

		7,596

MISSOURI 0.8%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,803
4.000% due 10/01/2035	2,225	2,546
4.000% due 02/15/2044	2,200	2,542
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2030	2,100	2,621
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	6,105
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,301

		17,918

NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,287
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	1,170
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,071

		9,528

NEVADA 0.7%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2034	1,700	2,220
5.000% due 06/15/2035	1,000	1,304
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,397
Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2033	5,000	6,458
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,115
5.000% due 06/01/2033	220	268

		15,762

NEW HAMPSHIRE 0.8%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2011 0.010% due 07/01/2033	8,200	8,200

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,500	10,505

		18,705

NEW JERSEY 4.1%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,198
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	4,000	5,355
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	430	462
New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2039	1,000	1,184
4.000% due 06/15/2040	1,000	1,182
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	10,500	12,805
5.250% due 09/01/2027	10,000	12,496
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,281
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	6,250	7,563
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	2,000	1,481
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	3,574
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	4,405
5.000% due 06/15/2044	1,500	1,841
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2037	2,250	2,675
4.000% due 06/15/2038	2,000	2,374
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,742
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,400
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,941
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	3,000	3,678
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,428
5.000% due 06/01/2046	7,500	8,919
5.250% due 06/01/2046	2,500	3,064

		96,048

NEW MEXICO 0.4%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	6,250	7,271
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,209

		8,480

NEW YORK 13.0%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	3,251
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	4,440
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,877
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	330	331
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 0.000% due 11/01/2035 ~	5,000	5,001
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.612% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,500	2,512
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.882% (0.67* US0001M + 0.820%) due 11/01/2026 ~	4,140	4,156
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,195
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	6,250	7,270
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	5,000	6,115
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	10,060	10,798
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2038	1,300	1,529
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2026	1,000	1,213
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,703

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,135
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 5.040% due 03/01/2026	2,000	2,103
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,757
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,529
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,433
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,643
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.010% due 11/01/2044	8,180	8,180
4.000% due 11/01/2037	3,000	3,609
5.000% due 05/01/2037	4,840	6,199
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 11/01/2042	10,000	11,952
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	1,222
4.000% due 11/01/2037	1,500	1,825
5.000% due 11/01/2031	1,000	1,356
New York City Trust for Cultural Resources Revenue Bonds, Series 2020 4.000% due 12/01/2033	2,500	3,028
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.010% due 06/15/2050	9,550	9,550
New York City, New York General Obligation Bonds, Series 2017 0.010% due 10/01/2046	13,810	13,810
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,155
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	5,000	5,097
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,708
5.375% due 11/15/2040	2,000	2,259
New York Liberty Development Corp., Revenue Bonds, Series 2011 5.000% due 12/15/2041	5,000	5,100
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2029	3,695	4,707
New York State Dormitory Authority Revenue Bonds, Series 2020
3.027% due 02/15/2033	2,000	2,181
4.000% due 03/15/2036	3,685	4,474
4.000% due 02/15/2038	2,000	2,387
4.000% due 02/15/2040	6,750	8,020
New York State Dormitory Authority Revenue Bonds, Series 2021 5.000% due 03/15/2035	10,000	13,286
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,881
New York State Environmental Facilities Corp. Revenue Notes, Series 2021 5.000% due 06/15/2029	12,000	15,796
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	8,250	9,686
5.000% due 03/15/2038	2,375	3,049
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	21,500	27,732
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,466
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,635	3,488
5.000% due 12/01/2032	1,600	2,124
5.000% due 12/01/2034	450	583
5.000% due 12/01/2035	400	518
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	10,000	12,113
5.000% due 12/01/2030	400	526
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,655	1,659
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	4,088
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	5,000	5,051
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,129
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,941
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,951

		300,877

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	4,000	5,471

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,611

		8,082

OHIO 2.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2037	3,000	3,621
4.000% due 06/01/2048	16,000	18,714
5.000% due 06/01/2034	2,000	2,612
5.000% due 06/01/2036	2,000	2,592
5.000% due 06/01/2055	4,980	5,822
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,271
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	5,001
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	3,028
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,474
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,955
5.250% due 02/15/2029	2,900	3,125
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (e)	5,000	5,865

		59,080

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	2,008
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	870
5.000% due 08/01/2029	755	933
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,250	1,260

		5,071

OREGON 1.2%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 0.000% due 06/15/2045 (d)	4,000	4,894
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2036	1,500	1,965
5.000% due 08/15/2037	1,600	2,090
5.000% due 08/15/2038	2,000	2,607
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	780
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	6,435
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (c)	3,000	1,988
5.000% due 06/15/2031	2,500	3,331
5.000% due 06/15/2032	2,700	3,588

		27,678

PENNSYLVANIA 3.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2033	1,495	1,523
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	500	599
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	3,010
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,482
5.000% due 06/01/2032	2,000	2,476
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	3,000	3,575
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2035	6,000	7,800
5.000% due 04/01/2043	1,000	1,214
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,447
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	8,000	8,670
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
0.430% due 06/01/2041 ~	6,000	6,001
5.000% due 10/15/2032	1,150	1,557
5.000% due 10/15/2033	1,150	1,552
5.000% due 10/15/2034	1,400	1,881
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,747
4.000% due 01/01/2030	800	939
4.000% due 01/01/2031	800	947

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026 (a)	1,500	1,703
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,591
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,744
5.000% due 12/01/2048	3,750	4,683
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2038	2,740	3,316
4.000% due 12/01/2039	2,635	3,181
4.000% due 12/01/2040	3,870	4,664
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
5.000% due 12/01/2029	700	922
5.000% due 12/01/2030	525	704
Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021
4.000% due 07/01/2040 (a)	800	951
4.000% due 07/01/2041 (a)	1,000	1,186
4.000% due 07/01/2046 (a)	4,000	4,714
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	834
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,765
5.000% due 07/01/2030	700	913

		87,291

PUERTO RICO 3.9%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.750% due 07/01/2028	5,000	4,425
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	5,850	4,855
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 0.000% due 01/01/2045 (c)	13,000	11,489
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,488
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
5.750% due 07/01/2022 ^(b)	1,655	1,678
6.000% due 07/01/2041 ^(b)	10,000	10,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	23,016	7,598
0.000% due 07/01/2051 (c)	25,000	5,986
4.750% due 07/01/2053	15,161	17,261
5.000% due 07/01/2058	6,000	6,931
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	11,436	13,053

		90,964

SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,861
5.000% due 12/01/2046	3,000	3,833
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2046	400	456
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,153
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	1,420	1,453

		10,756

TENNESSEE 1.2%
Knoxville, Tennessee Wastewater System Revenue Notes, Series 2021 5.000% due 04/01/2031	3,815	5,217
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	350	352
Metropolitan Government of Nashville & Davidson County, Tennessee Electric Revenue Notes, Series 2021 5.000% due 05/15/2030	615	822
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,000	2,136
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,000	2,278
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,287
5.000% due 02/01/2024	1,400	1,558
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,062
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	7,000	9,284

		26,996

TEXAS 6.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
0.450% due 12/01/2045	5,000	5,006

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

7.500% due 12/01/2045	1,000	1,010
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,483
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
5.000% due 02/15/2025	1,220	1,424
5.000% due 02/15/2026	1,445	1,743
Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,914
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	957
4.000% due 01/01/2041	800	954
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	2,000	2,364
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,112
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,911
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,931
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	3,030
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 0.030% due 12/01/2059	16,400	16,400
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,291
5.000% due 07/01/2034	1,000	1,261
5.000% due 07/01/2035	1,460	1,839
5.000% due 07/01/2036	1,000	1,257
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
0.000% due 02/15/2023 (a)(c)	4,745	4,723
0.000% due 02/15/2024 (a)(c)	4,735	4,681
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,505
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020
5.000% due 05/15/2045	1,750	2,184
5.000% due 05/15/2050	2,500	3,108
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,617
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	230
4.000% due 08/15/2035 (e)	700	803
4.000% due 08/15/2036 (e)	500	573
4.000% due 08/15/2037 (e)	800	915
4.000% due 08/15/2040 (e)	2,800	3,187
5.000% due 01/01/2047	2,000	2,161
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	5,007
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,478
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,815
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,985	2,052
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	105
San Antonio Water System, Texas Revenue Notes, Series 2021 5.000% due 05/15/2029 (a)	1,250	1,633
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	6,066
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2030	2,000	2,627
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,198
5.250% due 12/15/2022	3,825	4,096
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.530% due 12/15/2026 ~	4,000	4,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	2,000	2,560
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,708
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,280
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 10/15/2043	4,000	4,979
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (f)	300	303
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021
4.000% due 03/01/2026 (a)	525	607
5.000% due 03/01/2027 (a)	970	1,198

		142,287

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,593

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,121
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,353

		11,067

VIRGINIA 1.1%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.050% due 12/01/2033	9,885	9,885
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011 5.125% due 09/01/2041	2,000	2,016
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,149
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	9,220	11,062

		25,112

WASHINGTON 1.9%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	4,000	4,649
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,217
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.080% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,022
5.000% due 01/01/2047	2,000	2,376
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,900	5,590
5.000% due 08/01/2049	4,000	4,648
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,150
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	2,034
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	6,060	7,897
Washington State General Obligation Bonds, Series 2021 5.000% due 02/01/2042	2,000	2,630
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	3,996	4,665

		43,878

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,000	2,268
West Virginia Parkways Authority Revenue Bonds, Series 2021 5.000% due 06/01/2040	2,280	2,998
West Virginia Parkways Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	1,000	1,307

		6,573

WISCONSIN 1.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	12,861
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 4.500% due 01/01/2035	2,500	2,813
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 5.000% due 01/01/2056	1,150	1,325
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,635
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (c)	2,755	2,113
0.000% due 12/15/2045 (c)	10,355	4,746
0.000% due 12/15/2055 (c)	10,000	2,976
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,535	2,008
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,605
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,500	4,010

		41,092

Total Municipal Bonds & Notes (Cost $1,941,698)		2,083,835

SHORT-TERM INSTRUMENTS 0.7%
MUNICIPAL BONDS & NOTES 0.7%
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	4,250	4,290
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	1,100	1,102

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	11,200	11,268

Total Municipal Bonds & Notes (Cost $16,656)		16,660

Total Short-Term Instruments (Cost $16,656)		16,660

Total Investments in Securities (Cost $1,960,006)		2,102,190

	SHARES
INVESTMENTS IN AFFILIATES 12.9%
SHORT-TERM INSTRUMENTS 12.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.9%
PIMCO Short-Term Floating NAV Portfolio III	30,461,620	300,382

Total Short-Term Instruments (Cost $300,023)		300,382

Total Investments in Affiliates (Cost $300,023)		300,382

Total Investments 103.4% (Cost $2,260,029)		$2,402,572
Financial Derivative Instruments (g)(j) (0.0)%(Cost or Premiums, net $0)		(33)
Other Assets and Liabilities, net (3.4)%		(80,023)

Net Assets 100.0%		$2,322,516

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	05/20/2021 - 06/09/2021	$11,543	$11,623	0.50%
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	300	303	0.01

$11,843	$11,926	0.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2021	51	$(8,198)	$(188)	$0	$(33)

Total Futures Contracts	$(188)	$0	$(33)

Cash of $984 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,695	$0	$1,695
Municipal Bonds & Notes
Alabama	0	38,344	0	38,344
Alaska	0	11,429	0	11,429
Arizona	0	35,536	0	35,536
California	0	175,263	0	175,263
Colorado	0	64,906	0	64,906
Connecticut	0	50,967	0	50,967
Delaware	0	10,097	0	10,097
District of Columbia	0	27,607	0	27,607
Florida	0	65,111	0	65,111
Georgia	0	92,976	0	92,976
Idaho	0	2,607	0	2,607
Illinois	0	270,286	0	270,286
Indiana	0	15,507	0	15,507
Iowa	0	17,306	0	17,306
Kentucky	0	23,366	0	23,366
Louisiana	0	11,430	0	11,430
Maine	0	5,470	0	5,470
Maryland	0	38,240	0	38,240
Massachusetts	0	33,942	0	33,942
Michigan	0	32,604	0	32,604

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Minnesota	0	7,596	0	7,596
Missouri	0	17,918	0	17,918
Nebraska	0	9,528	0	9,528
Nevada	0	15,762	0	15,762
New Hampshire	0	18,705	0	18,705
New Jersey	0	96,048	0	96,048
New Mexico	0	8,480	0	8,480
New York	0	300,877	0	300,877
North Carolina	0	8,082	0	8,082
Ohio	0	59,080	0	59,080
Oklahoma	0	5,071	0	5,071
Oregon	0	27,678	0	27,678
Pennsylvania	0	87,291	0	87,291
Puerto Rico	0	90,964	0	90,964
South Carolina	0	10,756	0	10,756
Tennessee	0	26,996	0	26,996
Texas	0	142,287	0	142,287
Utah	0	11,067	0	11,067
Virginia	0	25,112	0	25,112
Washington	0	43,878	0	43,878
West Virginia	0	6,573	0	6,573
Wisconsin	0	41,092	0	41,092
Short-Term Instruments
Municipal Bonds & Notes	0	16,660	0	16,660

	$0	$2,102,190	$0	$2,102,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$300,382	$0	$0	$300,382

Total Investments	$300,382	$2,102,190	$0	$2,402,572

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$300,382	$2,102,157	$0	$2,402,539

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.7% ¤
MUNICIPAL BONDS & NOTES 89.7%
ALABAMA 1.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$250	$312
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2050 (b)	1,000	1,030
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,500	1,707
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	100	134

		3,183

ALASKA 0.6%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	850	1,079

ARIZONA 0.8%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	368
5.000% due 07/01/2030	350	427
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	634

		1,429

CALIFORNIA 2.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.480% due 04/01/2056 ~	1,000	1,002
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2034	750	979
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,075	1,124
Los Angeles Department of Airports, California Revenue Notes, Series 2021 5.000% due 05/15/2031	920	1,252

		4,357

COLORADO 1.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	584
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,208
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	549	572

		2,364

CONNECTICUT 6.0%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,228
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2032	2,000	2,638
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,250
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,272
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,480	2,670
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,262
Metropolitan District, Connecticut General Obligation Notes, Series 2019 5.000% due 07/15/2029	750	980

		11,300

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	529

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

FLORIDA 4.2%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,042
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	814
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	591
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,371
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	776
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,176
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	1,014
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (a)	350	320
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	750	757

		7,861

GEORGIA 5.2%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	2,000	2,335
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,331
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,086
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	410
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	880	989
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.892% (0.67*US0001M + 0.830%) due 08/01/2048 ~	550	554
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	750	867
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	622
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	500
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2026	1,000	1,189

		9,883

GUAM 0.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	954

ILLINOIS 8.6%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,216
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2028	500	635
Chicago, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2030	250	273
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,146
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,248
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	1,000	1,040
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	565
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	1,077
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,019
5.000% due 08/01/2023	1,990	2,178
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2028	500	620
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	622
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,291
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	616
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	809

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,881

		16,236

INDIANA 1.2%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	956
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	153
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	644
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	549

		2,302

KENTUCKY 1.2%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,093
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,153

		2,246

LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	1,013
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	310	321
2.125% due 06/01/2037	860	891

		2,225

MAINE 0.2%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	471

MARYLAND 1.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	528
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	314
Maryland State Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2030	1,500	2,013

		2,855

MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.530% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	753
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	628
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	840	977
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,082
University of Massachusetts Building Authority Revenue Notes, Series 2021 5.000% due 11/01/2029	800	1,060

		4,500

MICHIGAN 2.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,505	1,868
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.735% due 07/01/2032 ~	1,000	1,000
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	587
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,272

		4,727

MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	789

MISSOURI 1.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2028	1,225	1,490

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,300

		2,790

NEBRASKA 0.8%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,600	1,610

NEW JERSEY 4.2%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	636
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,250	2,744
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2036	1,000	1,191
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	523
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	914
Rutgers The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	272
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	335
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,275

		7,890

NEW MEXICO 1.1%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	879
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,163

		2,042

NEW YORK 9.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.882% (0.67* US0001M + 0.820%) due 11/01/2026 ~	520	522
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,600	1,957
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,000	1,055
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,088
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031	1,500	2,034
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2029	1,100	1,447
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,275
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,070
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,164
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2030	2,570	3,407
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,176
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	909
5.000% due 06/01/2027	750	935

		18,039

NORTH CAROLINA 1.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,266
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	649
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,124

		3,039

OHIO 4.7%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	1,110
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	406
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	206

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	1,170
5.000% due 06/01/2033	600	788
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	914
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,116
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	920
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	245
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,115
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	806

		8,796

OREGON 0.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2032	600	793
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	601

		1,394

PENNSYLVANIA 6.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,241
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	585
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,237
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	608
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,119
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	560
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,822
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	655
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.105% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	755
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	155
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.630% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,008
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	294
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	795
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	1,800	2,081

		12,915

PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	324
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,250	1,566
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	1,682	1,358
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	700	786

		4,034

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	632

TENNESSEE 2.3%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,095
Knoxville, Tennessee Wastewater System Revenue Notes, Series 2021 5.000% due 04/01/2031	1,500	2,051

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,200

		4,346

TEXAS 7.6%
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	1,000	1,182
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,097
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	440
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	347
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	532
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	732
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	501
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,267
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	797
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,283
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	614
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	614
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2026	500	611
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,140	1,344
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.530% due 12/15/2026 ~	750	750
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	405
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,291
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	479

		14,286

UTAH 0.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	630

WASHINGTON 2.2%
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2032	1,000	1,335
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.080% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,008
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	1,498	1,749

		4,092

WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	515
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	529	546

		1,061

WISCONSIN 1.3%
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (a)	1,075	970
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,147

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

WPPI Energy, Wisconsin Revenue Notes, Series 2013 5.000% due 07/01/2021	365	365

		2,482

Total Municipal Bonds & Notes (Cost $158,842)		169,368

Total Investments in Securities (Cost $158,842)		169,368

	SHARES
INVESTMENTS IN AFFILIATES 8.8%
SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio III	1,687,344	16,639

Total Short-Term Instruments (Cost $16,615)		16,639

Total Investments in Affiliates (Cost $16,615)		16,639

Total Investments 98.5% (Cost $175,457)		$186,007
Other Assets and Liabilities, net 1.5%		2,793

Net Assets 100.0%		$188,800

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,183	$0	$3,183
Alaska	0	1,079	0	1,079
Arizona	0	1,429	0	1,429
California	0	4,357	0	4,357
Colorado	0	2,364	0	2,364
Connecticut	0	11,300	0	11,300
District of Columbia	0	529	0	529
Florida	0	7,861	0	7,861
Georgia	0	9,883	0	9,883
Guam	0	954	0	954
Illinois	0	16,236	0	16,236
Indiana	0	2,302	0	2,302
Kentucky	0	2,246	0	2,246
Louisiana	0	2,225	0	2,225
Maine	0	471	0	471
Maryland	0	2,855	0	2,855
Massachusetts	0	4,500	0	4,500
Michigan	0	4,727	0	4,727
Mississippi	0	789	0	789
Missouri	0	2,790	0	2,790
Nebraska	0	1,610	0	1,610
New Jersey	0	7,890	0	7,890
New Mexico	0	2,042	0	2,042
New York	0	18,039	0	18,039
North Carolina	0	3,039	0	3,039
Ohio	0	8,796	0	8,796
Oregon	0	1,394	0	1,394
Pennsylvania	0	12,915	0	12,915
Puerto Rico	0	4,034	0	4,034
South Dakota	0	632	0	632
Tennessee	0	4,346	0	4,346
Texas	0	14,286	0	14,286
Utah	0	630	0	630
Washington	0	4,092	0	4,092
West Virginia	0	1,061	0	1,061
Wisconsin	0	2,482	0	2,482

	$0	$169,368	$0	$169,368
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,639	$0	$0	$16,639

Total Investments	$16,639	$169,368	$0	$186,007

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 92.1%
ALABAMA 3.5%
Trussville, Alabama General Obligation Bonds, Series 2014 5.000% due 10/01/2034	$1,500	$1,695
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	1,115	1,409
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,800	3,489

		6,593

ARKANSAS 0.8%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,563

CALIFORNIA 6.2%
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2035	1,900	2,131
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2005 0.000% due 06/01/2027 (a)	2,000	1,875
Los Angeles Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2020 5.000% due 10/01/2028	2,050	2,623
San Diego Convention Center Expansion Financing Authority, California Revenue Notes, Series 2020 1.267% due 04/15/2023	2,500	2,520
San Jose Financing Authority, California Revenue Bonds, Series 2013 5.000% due 06/01/2030	1,250	1,365
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,070	1,134

		11,648

CONNECTICUT 7.6%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,745
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,694
5.000% due 01/01/2028	1,475	1,868
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,106
5.000% due 11/15/2028	195	232
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	1,981
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,625

		14,251

FLORIDA 3.2%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2035	1,945	2,499
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	2,060
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,441

		6,000

ILLINOIS 10.9%
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	590
5.500% due 01/01/2033	2,325	2,543
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,048
5.000% due 01/01/2028	2,735	2,986
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,149
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	261
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	695

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,360
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	846
4.000% due 12/01/2030	1,020	1,188
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	579
4.000% due 12/01/2025	1,000	1,133
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	897
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	531
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	805
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,641
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,325

		20,577

IOWA 1.5%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,334
4.000% due 06/01/2025	1,270	1,421

		2,755

KENTUCKY 6.1%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	326
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	404
3.000% due 02/01/2025	425	461
3.000% due 02/01/2026	630	694
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,233
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,383
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	309
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	806
5.000% due 05/01/2023	630	684
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,185
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,462
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,550

		11,497

LOUISIANA 8.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,376
5.000% due 10/01/2027	4,800	5,942
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,320
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,756
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,335

		15,729

MICHIGAN 6.9%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	211
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,283
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	401
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	240
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,424
5.000% due 05/01/2029	1,225	1,433
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,257
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	816
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,236

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	930
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,493
Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	208

		12,932

MINNESOTA 1.5%
Annandale Independent School District No 876, Minnesota General Obligation Notes, Series 2020 4.000% due 02/01/2023	1,085	1,148
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,774

		2,922

MISSOURI 1.6%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,482
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	334
Springfield, Missouri Revenue Notes, Series 2016 3.000% due 05/01/2023	1,250	1,312

		3,128

NEVADA 1.5%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,775

NEW YORK 2.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	215	229
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,811
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,269
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	1,450	1,887

		5,196

OHIO 2.3%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	1,100	1,120
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,408
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	217
4.000% due 12/01/2024	200	223
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	246
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,167

		4,381

PENNSYLVANIA 10.7%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2022	1,025	1,028
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 06/01/2031	2,500	3,301
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,770
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,385
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,138
5.000% due 08/15/2031	2,000	2,367
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,424
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011 5.000% due 07/01/2032	525	525
Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020 4.000% due 03/15/2025	1,315	1,474
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,373
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,117

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	240

		20,142

RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,088

SOUTH CAROLINA 0.7%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,277

SOUTH DAKOTA 0.7%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,252

TEXAS 11.7%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	886
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	555
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,333
Denton, Texas General Obligation Notes, Series 2020 5.000% due 02/15/2029	1,100	1,421
Harris County, Texas Municipal Utility District No 290 General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2021	750	752
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
2.000% due 09/01/2021	235	236
3.000% due 09/01/2024	235	248
3.000% due 09/01/2025	235	247
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	939
3.000% due 09/01/2027	860	924
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	310
Houston, Texas General Obligation Bonds, Series 2019 5.000% due 03/01/2033	2,715	3,476
Jacksonville Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2023	1,025	1,103
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	936
Pearland, Texas General Obligation Notes, Series 2020 5.000% due 03/01/2027	1,660	2,058
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	331
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,539
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	3,027
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	623

		21,944

VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	140	144

WASHINGTON 0.8%
Chelan County, Washington Public Utility District No 1 Revenue Bonds, Series 2011 5.500% due 07/01/2024	1,000	1,004
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	472

		1,476

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	584

WISCONSIN 1.8%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,467

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,856

		3,323

Total Municipal Bonds & Notes (Cost $165,495)		173,177

	SHARES
SHORT-TERM INSTRUMENTS 6.6%
MUTUAL FUNDS 6.6%
Fidelity Investments Money Market Government Portfolio, Class I 0.080% (c)	12,489,341	12,489

Total Short-Term Instruments (Cost $12,489)		12,489

Total Investments in Securities (Cost $177,984)		185,666

Total Investments 98.7% (Cost $177,984)		$185,666
Other Assets and Liabilities, net 1.3%		2,394

Net Assets 100.0%		$188,060

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,593	$0	$6,593
Arkansas	0	1,563	0	1,563
California	0	11,648	0	11,648
Connecticut	0	14,251	0	14,251
Florida	0	6,000	0	6,000
Illinois	0	20,577	0	20,577
Iowa	0	2,755	0	2,755
Kentucky	0	11,497	0	11,497
Louisiana	0	15,729	0	15,729
Michigan	0	12,932	0	12,932
Minnesota	0	2,922	0	2,922
Missouri	0	3,128	0	3,128
Nevada	0	2,775	0	2,775
New York	0	5,196	0	5,196
Ohio	0	4,381	0	4,381
Pennsylvania	0	20,142	0	20,142
Rhode Island	0	1,088	0	1,088
South Carolina	0	1,277	0	1,277
South Dakota	0	1,252	0	1,252
Texas	0	21,944	0	21,944
Vermont	0	144	0	144
Washington	0	1,476	0	1,476
West Virginia	0	584	0	584
Wisconsin	0	3,323	0	3,323
Short-Term Instruments
Mutual Funds	12,489	0	0	12,489

Total Investments	$12,489	$173,177	$0	$185,666

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
MUNICIPAL BONDS & NOTES 89.7%
ALABAMA 0.4%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,073

CALIFORNIA 4.5%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	30	30
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	131
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	3,049
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,476
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	4,485	1,430
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	870
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,581
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 0.670% (US0003M + 0.580%) due 09/01/2027 ~	1,000	1,002

		10,569

COLORADO 2.6%
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,190

CONNECTICUT 11.0%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	5,336
5.000% due 09/01/2034	2,425	2,747
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,174
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,232
5.000% due 10/01/2037	5,710	7,168
5.000% due 01/01/2038	2,340	2,873
5.000% due 10/01/2038	4,370	5,476

		26,006

DISTRICT OF COLUMBIA 1.8%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,261

FLORIDA 3.5%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,431
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2012 5.000% due 07/01/2042	1,875	1,966

		8,397

HAWAII 1.9%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,537

ILLINOIS 19.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,839
5.000% due 01/01/2046	1,340	1,523
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,183
5.000% due 01/01/2036	2,925	3,461
5.000% due 01/01/2041	5,665	6,678
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	937

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	574
5.750% due 01/01/2038	3,000	3,286
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,125
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	4,088
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,767
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,620
University of Illinois Revenue Bonds, Series 2011 5.125% due 04/01/2036	1,030	1,032
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,563
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	1,001
5.000% due 04/01/2044	3,900	4,337
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,198
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	924

		45,136

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2008 5.000% due 11/01/2021	2,150	2,158

LOUISIANA 2.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	4,026
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,144
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,140

		6,310

MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	630

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	3,312

MICHIGAN 0.8%
Michigan State Building Authority Revenue Bonds, Series 2011
5.200% due 10/15/2031	550	558
5.375% due 10/15/2041	1,300	1,320

		1,878

NEVADA 3.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2012 5.000% due 06/01/2042	6,900	7,178

NEW YORK 8.3%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 02/01/2042	1,190	1,222
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 05/01/2034	5,035	5,462
New York City, General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	3,378
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2011 5.250% due 07/15/2037	2,650	2,661
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 02/15/2040	2,000	2,059
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,752

		19,534

NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,728

OHIO 6.8%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	3,190	3,286

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,116
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,291
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,040
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	3,876
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,516

		16,125

PENNSYLVANIA 11.5%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,795
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,861
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	645	712
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,149
5.000% due 12/01/2044	6,465	7,381
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,182
5.000% due 12/01/2045	3,750	4,416
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	3,108
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,520

		27,124

TEXAS 3.2%
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,615	2,689
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,161
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,200	2,235
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,454

		7,539

VIRGINIA 1.2%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,789

WASHINGTON 2.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,901
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,718

		6,619

Total Municipal Bonds & Notes (Cost $197,019)		212,093

	SHARES
SHORT-TERM INSTRUMENTS 9.2%
MUTUAL FUNDS 2.5%
Fidelity Investments Money Market Government Portfolio, Class I 0.080% (b)	5,894,552	5,895

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 6.7%
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	$15,590	15,684

Total Municipal Bonds & Notes (Cost $15,680)		15,684

Total Short-Term Instruments (Cost $21,575)		21,579

Total Investments in Securities (Cost $218,594)		233,672

Total Investments 98.9% (Cost $218,594)		$233,672
Other Assets and Liabilities, net 1.1%		2,700

Net Assets 100.0%		$236,372

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,073	$0	$1,073
California	0	10,569	0	10,569
Colorado	0	6,190	0	6,190
Connecticut	0	26,006	0	26,006
District of Columbia	0	4,261	0	4,261
Florida	0	8,397	0	8,397
Hawaii	0	4,537	0	4,537
Illinois	0	45,136	0	45,136
Indiana	0	2,158	0	2,158
Louisiana	0	6,310	0	6,310
Maryland	0	630	0	630
Massachusetts	0	3,312	0	3,312
Michigan	0	1,878	0	1,878
Nevada	0	7,178	0	7,178
New York	0	19,534	0	19,534
North Carolina	0	4,728	0	4,728
Ohio	0	16,125	0	16,125
Pennsylvania	0	27,124	0	27,124
Texas	0	7,539	0	7,539
Virginia	0	2,789	0	2,789
Washington	0	6,619	0	6,619
Short-Term Instruments
Mutual Funds	5,895	0	0	5,895
Municipal Bonds & Notes	0	15,684	0	15,684

Total Investments	$5,895	$227,777	$0	$233,672

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
MUNICIPAL BONDS & NOTES 91.4%
ALABAMA 0.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$3,500	$4,369

ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	1,600	1,831

CALIFORNIA 1.8%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2050	5,000	5,000
0.450% due 01/01/2050	7,500	7,500

		12,500

FLORIDA 0.4%
Florida Municipal Power Agency Revenue Notes, Series 2021 1.425% due 10/01/2026	2,000	2,007
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (c)	1,000	599

		2,606

GEORGIA 0.3%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,000	2,431

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,102
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,546
6.000% due 01/01/2038	1,000	1,257
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,988
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,377
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	5,150
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,202
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	7,526

		24,148

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,778

LOUISIANA 0.3%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	1,800	2,383

MICHIGAN 0.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.735% due 07/01/2032 ~	2,500	2,501

NEW JERSEY 1.2%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	5,500	6,708

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,250	1,537

		8,245

NEW YORK 77.2%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,888
5.000% due 11/01/2040	1,000	1,300
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	2,387
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,193
5.000% due 04/01/2031	1,875	2,445
5.000% due 04/01/2033	1,100	1,426
Broome County, New York Local Development Corp. Revenue Notes, (AGM Insured), Series 2020 5.000% due 04/01/2030	1,000	1,311
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	634
5.000% due 08/01/2040	500	569
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,731
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	477
5.000% due 08/01/2036	500	597
5.000% due 11/01/2047 (d)	4,000	6,178
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,000	2,296
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	501
5.000% due 07/01/2044	1,000	1,138
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	8,287
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,475
5.000% due 07/01/2035	1,100	1,352
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	357
5.000% due 09/15/2027	275	326
5.000% due 09/15/2028	275	325
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,700
5.000% due 07/01/2041	1,500	1,500
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,221
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,615	1,622
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	618
5.000% due 09/01/2042	2,000	2,454
Long Island Power Authority, New York Revenue Bonds, Series 2020
5.000% due 09/01/2032	1,400	1,868
5.000% due 09/01/2033	1,100	1,462
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.834% due 11/01/2032 ~	1,500	1,529
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
0.612% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,000	2,010
5.000% due 11/15/2036	3,000	3,054
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 0.010% due 11/01/2032	3,000	3,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.882% (0.67* US0001M + 0.820%) due 11/01/2026 ~	2,185	2,193
5.000% due 11/15/2032	2,500	2,731
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,356
5.250% due 11/15/2056	3,900	4,660
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	2,000	2,110
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	4,500	4,598
5.000% due 02/01/2023	7,475	8,024
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,644
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	2,379
5.000% due 12/01/2046	1,000	1,158
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,525
4.000% due 12/01/2046	2,570	2,960
4.000% due 07/01/2050	475	559
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,832
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,266
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,948

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,122
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,527
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,066
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	2,012
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,514
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (d)	1,000	1,068
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	1,750	2,127
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,800	4,346
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 4.000% due 03/01/2031	4,000	4,882
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,632
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,202
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 0.010% due 11/01/2042	7,600	7,600
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,987
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,217
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,901
5.000% due 11/01/2033	5,180	6,429
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.030% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	3,135
5.000% due 05/01/2038	2,500	3,129
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.010% due 11/01/2044	1,480	1,480
4.000% due 11/01/2037	2,000	2,406
4.000% due 11/01/2038	5,000	5,999
5.000% due 11/01/2035	3,500	4,510
New York City Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	396
5.000% due 12/01/2031	250	327
5.000% due 12/01/2032	300	392
5.000% due 12/01/2033	300	392
5.000% due 12/01/2034	575	745
5.000% due 12/01/2035	350	452
5.000% due 12/01/2036	400	514
5.000% due 12/01/2037	275	352
5.000% due 12/01/2038	300	383
5.000% due 12/01/2039	250	318
New York City Trust for Cultural Resources Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,000	2,654
5.000% due 12/01/2032	2,250	2,963
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 0.010% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2009 0.030% due 06/15/2041	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.030% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.010% due 06/15/2050	5,000	5,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,746
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,364
New York City Water & Sewer System, New York Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	2,012
New York City, General Obligation Bonds, Series 2014 0.030% due 03/01/2040	11,025	11,025
New York City, General Obligation Bonds, Series 2015 0.010% due 06/01/2044	4,000	4,000
New York City, General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	1,160
New York City, General Obligation Bonds, Series 2017 0.010% due 10/01/2046	5,420	5,420
New York City, General Obligation Bonds, Series 2018 0.010% due 12/01/2047	1,285	1,285
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,797
5.000% due 07/15/2035	2,500	3,165
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	549
5.000% due 11/15/2029	1,000	1,182
5.000% due 11/15/2045	2,000	2,340

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (c)	5,000	938
0.000% due 06/01/2055 (c)	6,375	712
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	10,500	1,070
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	6,375	9,192
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,000	7,135
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	6,650
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,172
2.800% due 09/15/2069	2,000	2,054
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,139
4.000% due 11/15/2060	2,600	3,063
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007 5.000% due 02/15/2027	1,000	1,004
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 07/01/2021	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2003
0.020% due 07/01/2028	2,440	2,440
0.030% due 02/15/2031	1,735	1,735
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,084
5.000% due 12/15/2026	4,000	4,281
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,248
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,352
5.000% due 07/01/2050	1,285	1,508
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,362
5.000% due 02/15/2038	1,600	1,958
5.000% due 07/01/2038	1,000	1,234
5.000% due 07/01/2043	1,530	1,885
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	5,184
4.000% due 07/01/2041	2,000	2,315
5.000% due 03/15/2041	3,500	4,374
5.000% due 07/01/2048	1,675	2,061
5.000% due 10/01/2048	1,500	2,408
5.250% due 03/15/2038	3,500	4,496
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,332
5.000% due 03/15/2040	5,000	6,314
5.000% due 03/15/2041	2,000	2,520
5.000% due 03/15/2042	6,000	7,544
5.000% due 05/01/2048	5,000	5,728
5.000% due 07/01/2049	3,000	3,749
5.000% due 07/01/2050	5,000	6,380
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2036	5,000	6,070
4.000% due 02/15/2040	3,635	4,319
4.000% due 07/01/2046	3,500	4,083
4.000% due 07/01/2053	9,000	10,526
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,605
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	3,000	3,903
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	4,705
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,138
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,544
4.000% due 06/15/2045	1,000	1,181
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.875% due 05/01/2050	290	290
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,502
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,158
New York State Urban Development Corp. Revenue Bonds, Series 2004 0.030% due 03/15/2033	2,000	2,000
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,788
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	3,000	3,851
5.000% due 03/15/2039	2,875	3,600
5.000% due 03/15/2041	1,000	1,275
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	2,500	3,225
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	500	617

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	3,000	3,620
5.375% due 08/01/2036	1,500	1,927
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2046	3,500	4,112
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,599
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,423
5.000% due 12/01/2028	750	966
5.000% due 12/01/2029	1,345	1,771
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	940	942
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	2,279
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,738
5.000% due 12/01/2045	5,000	6,407
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,927
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,990
5.000% due 09/01/2048	4,000	4,936
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	5,000	6,488
5.000% due 09/01/2039	2,500	3,190
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	655
5.000% due 07/01/2038	300	374
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 4.625% due 11/01/2031	1,250	1,298
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	6,094
Town of Hempstead, New York General Obligation Notes, Series 2021 5.000% due 06/15/2028 (a)	1,025	1,313
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	5,488
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,295
5.000% due 11/15/2043	5,985	7,560
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
2.000% due 05/15/2045	1,000	1,049
5.000% due 05/15/2051	4,000	5,221
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	3,257
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002 5.200% due 04/01/2037	2,750	2,773
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008 0.020% due 04/01/2029	3,350	3,350
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	4,437
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,741
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	1,006

		544,615

PUERTO RICO 3.8%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.655% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,848
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	4,000	4,884
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	3,000	3,060
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,651
0.000% due 07/01/2051 (c)	19,500	4,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,123
4.784% due 07/01/2058	8,220	9,382

		26,617

TENNESSEE 1.4%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	8,500	10,204

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $601,081)		645,228

SHORT-TERM INSTRUMENTS 0.6%
MUNICIPAL BONDS & NOTES 0.6%
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	$4,000	4,024

Total Municipal Bonds & Notes (Cost $4,023)		4,024

Total Short-Term Instruments (Cost $4,023)		4,024

Total Investments in Securities (Cost $605,104)		649,252

	SHARES
INVESTMENTS IN AFFILIATES 8.7%
SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short-Term Floating NAV Portfolio III	6,197,784	61,116

Total Short-Term Instruments (Cost $61,030)		61,116

Total Investments in Affiliates (Cost $61,030)		61,116

Total Investments 100.7% (Cost $666,134)		$710,368
Other Assets and Liabilities, net (0.7)%		(4,610)

Net Assets 100.0%		$705,758

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,369	$0	$4,369
Arizona	0	1,831	0	1,831
California	0	12,500	0	12,500
Florida	0	2,606	0	2,606
Georgia	0	2,431	0	2,431
Illinois	0	24,148	0	24,148
Kentucky	0	2,778	0	2,778
Louisiana	0	2,383	0	2,383
Michigan	0	2,501	0	2,501
New Jersey	0	8,245	0	8,245
New York	0	544,615	0	544,615
Puerto Rico	0	26,617	0	26,617
Tennessee	0	10,204	0	10,204
Short-Term Instruments
Municipal Bonds & Notes	0	4,024	0	4,024

	$0	$649,252	$0	$649,252
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,116	$0	$0	$61,116

Total Investments	$61,116	$649,252	$0	$710,368

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Zebra Buyer LLC TBD% due 04/21/2028		$4,100	$4,119

Total Loan Participations and Assignments (Cost $4,079)			4,119

CORPORATE BONDS & NOTES 46.5%
BANKING & FINANCE 42.7%
Abanca Corp. Bancaria S.A. 6.125% due 01/18/2029 •	EUR	1,500	1,953
ABN AMRO Bank NV 4.750% due 09/22/2027 •(e)(f)		23,800	31,210
Absa Group Ltd. 6.375% due 05/27/2026 •(e)(f)		$2,000	2,048
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •(f)		5,000	5,263
American International Group, Inc.
1.182% (EUR003M + 1.730%) due 03/15/2067 ~(i)	EUR	5,850	6,493
5.750% due 04/01/2048 •		$2,000	2,294
Athora Netherlands NV 7.000% due 06/19/2025 •(e)(f)	EUR	12,900	17,600
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		$7,000	7,432
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	900	881
8.500% due 09/10/2030 •		7,000	7,682
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)		14,200	18,227
Banco General S.A. 5.250% due 05/07/2031 •(e)(f)		$3,700	3,878
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(e)(f)		17,700	21,447
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(e)(f)	EUR	4,600	6,077
7.500% due 05/19/2025 •(e)(f)		15,100	21,195
Bank of Nova Scotia 4.900% due 06/04/2025 •(e)(f)		$7,200	7,920
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		40,600	45,040
6.375% due 12/15/2025 •(e)(f)	GBP	700	1,086
7.250% due 03/15/2023 •(e)(f)		6,400	9,573
7.750% due 09/15/2023 •(e)(f)		$1,400	1,542
7.875% due 03/15/2022 •(e)(f)		2,700	2,819
7.875% due 09/15/2022 •(e)(f)	GBP	1,200	1,783
BNP Paribas S.A.
4.625% due 02/25/2031 •(e)(f)		$14,100	14,714
7.000% due 08/16/2028 •(e)(f)		10,000	12,016
7.375% due 08/19/2025 •(e)(f)		10,000	11,663
Commerzbank AG 6.500% due 10/09/2029 •(e)(f)	EUR	7,400	10,346
Cooperatieve Rabobank UA 3.100% due 06/29/2028 •(e)(f)		8,000	9,613
CPI Property Group S.A. 4.875% due 07/16/2025 •(e)		1,700	2,139
Credit Agricole S.A. 8.125% due 12/23/2025 •(e)(f)		$9,300	11,331
Credit Suisse Group AG
5.250% due 02/11/2027 •(e)(f)		16,600	17,596
6.375% due 08/21/2026 •(e)(f)		26,600	29,671
7.250% due 09/12/2025 •(e)(f)		7,800	8,823
7.500% due 12/11/2023 •(e)(f)		17,700	19,675
Deutsche Bank AG
4.625% due 10/30/2027 •(e)(f)	EUR	5,000	6,175
5.882% due 07/08/2031 •(f)		$23,500	27,516
DNB Bank ASA 0.391% (US0003M + 0.250%) due 08/23/2021 ~(e)		1,700	1,603
Enact Holdings, Inc. 6.500% due 08/15/2025		4,600	5,083
Erste Group Bank AG 4.250% due 10/15/2027 •(e)(f)	EUR	13,000	16,534
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		$600	624

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Freedom Mortgage Corp.
6.625% due 01/15/2027 (a)		5,000	5,042
8.250% due 04/15/2025		1,925	2,016
Hongkong & Shanghai Banking Corp. Ltd. 0.375% (US0003M + 0.188%) due 07/27/2021 ~(e)		400	376
HSBC Bank PLC
0.417% due 12/31/2021 ~(e)		8,720	8,205
0.600% due 12/15/2021 •(e)		1,700	1,598
0.750% due 09/30/2021 •(e)		5,700	5,358
HSBC Holdings PLC
4.000% due 03/09/2026 •(e)(f)		5,600	5,705
4.600% due 12/17/2030 •(e)(f)		12,200	12,688
4.700% due 03/09/2031 •(e)(f)		4,400	4,576
6.000% due 05/22/2027 •(e)(f)		25,500	28,369
6.250% due 03/23/2023 •(e)(f)		1,000	1,060
6.500% due 03/23/2028 •(e)(f)		17,800	20,448
HVB Funding Trust 7.760% due 10/13/2036	GBP	4,986	10,597
ING Groep NV
0.060% due 09/30/2021 •(e)(i)	EUR	10,500	12,178
5.750% due 11/16/2026 •(e)(f)		$14,500	16,072
6.500% due 04/16/2025 •(e)(f)		21,048	23,515
Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(e)(f)	EUR	16,200	21,868
7.700% due 09/17/2025 •(e)(f)		$4,400	5,052
7.750% due 01/11/2027 •(e)(f)	EUR	7,150	10,401
Jefferies Finance LLC 6.250% due 06/03/2026		$2,200	2,310
LeasePlan Corp. NV 7.375% due 05/29/2024 •(e)(f)	EUR	7,400	9,843
Legal & General Group PLC 5.625% due 03/24/2031 •(e)(f)	GBP	1,600	2,486
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •(i)	EUR	4,100	5,077
4.300% due 02/01/2061		$5,100	4,681
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	700	841
Lloyds Bank PLC
0.313% (US0003M + 0.188%) due 08/31/2021 ~(e)		$400	390
0.438% (US0006M + 0.250%) due 12/21/2021 ~(e)		5,300	5,168
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(e)(f)		300	345
7.500% due 06/27/2024 •(e)(f)		9,700	11,060
7.500% due 09/27/2025 •(e)(f)		17,360	20,355
Midcap Financial Issuer Trust 6.500% due 05/01/2028		600	629
National Westminster Bank PLC 1.612% (EUR003M + 2.150%) due 07/05/2021 ~(e)	EUR	4,600	5,452
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		$1,200	1,246
Nationwide Building Society
5.750% due 06/20/2027 •(e)(f)	GBP	4,500	6,987
5.875% due 12/20/2024 •(e)(f)		400	610
Natwest Group PLC
4.600% due 06/28/2031 •(e)(f)		$7,400	7,453
5.125% due 05/12/2027 •(e)(f)	GBP	1,500	2,239
6.000% due 12/29/2025 •(e)(f)		$26,600	29,714
8.000% due 08/10/2025 •(e)(f)		9,800	11,621
8.625% due 08/15/2021 •(e)(f)		7,831	7,906
Nova Ljubljanska Banka dd
3.400% due 02/05/2030 •	EUR	9,800	11,359
3.650% due 11/19/2029 •		3,000	3,468
Nykredit Realkredit A/S 4.125% due 04/15/2026 •(e)(f)		2,600	3,311
Permanent TSB Group Holdings PLC
2.125% due 09/26/2024 •		3,100	3,750
3.000% due 08/19/2031 •		4,800	5,805
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(e)(f)	GBP	4,400	6,805
7.375% due 06/24/2022 •(e)(f)		200	293
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)		$1,400	1,399
Societe Generale S.A.
4.750% due 05/26/2026 •(e)(f)		4,200	4,363
5.375% due 11/18/2030 •(e)(f)		4,600	4,882
6.750% due 04/06/2028 •(e)(f)		11,760	13,340
7.375% due 10/04/2023 •(e)(f)		300	328
8.000% due 09/29/2025 •(e)(f)		1,450	1,708
Standard Chartered PLC
4.750% due 01/14/2031 •(e)(f)		6,900	7,104
6.000% due 07/26/2025 •(e)(f)		4,500	4,945
7.500% due 04/02/2022 •(e)(f)		6,300	6,579
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(e)(f)		3,000	3,178
Swedbank AB 6.000% due 03/17/2022 •(e)(f)		200	206

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Swiss Re Finance UK PLC 2.714% due 06/04/2052 •	EUR	1,500	1,961
UBS Group AG
4.375% due 02/10/2031 •(e)(f)		$4,100	4,199
5.125% due 07/29/2026 •(e)(f)		12,400	13,524
5.750% due 02/19/2022 •(e)(f)	EUR	400	490
7.000% due 02/19/2025 •(e)(f)		$7,400	8,554
7.125% due 08/10/2021 •(e)(f)		2,200	2,214
UniCredit SpA
2.569% due 09/22/2026 •		1,900	1,927
5.459% due 06/30/2035 •		12,900	14,080
7.500% due 06/03/2026 •(e)(f)	EUR	3,100	4,368
9.250% due 06/03/2022 •(e)(f)		1,800	2,290
Unipol Gruppo SpA 3.250% due 09/23/2030		9,400	12,570
USB Realty Corp. 1.331% (US0003M + 1.147%) due 01/15/2022 ~(e)		$6,567	5,139
Virgin Money UK PLC
7.875% due 12/14/2028 •	GBP	1,750	2,776
9.250% due 06/08/2024 •(e)(f)		6,300	10,188

			927,205

INDUSTRIALS 2.3%
AA Bond Co. Ltd. 6.500% due 01/31/2026		1,900	2,736
Abertis Infraestructuras Finance BV 2.625% due 01/26/2027 •(e)	EUR	4,700	5,534
Atlantia SpA 1.875% due 02/12/2028		3,800	4,643
CGG S.A. 8.750% due 04/01/2027		$3,200	3,316
Enbridge, Inc.
5.500% due 07/15/2077 •		7,000	7,456
6.250% due 03/01/2078 •		2,000	2,186
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,050	1,098
IM Group S.A.S. 6.625% due 03/01/2025	EUR	500	612
John Lewis PLC
4.250% due 12/18/2034	GBP	200	291
6.125% due 01/21/2025		200	313
South Jersey Industries, Inc. 5.020% due 04/15/2031		$10,000	10,601
Summer BC Bidco B LLC 5.500% due 10/31/2026 (a)		200	204
Volkswagen International Finance NV 3.875% due 06/17/2029 •(e)	EUR	7,900	10,423

			49,413

UTILITIES 1.5%
CMS Energy Corp.
3.750% due 12/01/2050 •		$2,000	2,037
4.750% due 06/01/2050 •		6,000	6,701
Transcanada Trust 5.500% due 09/15/2079 •		5,000	5,469
Vodafone Group PLC
5.125% due 06/04/2081 •		950	961
7.000% due 04/04/2079 •		15,400	18,672

			33,840

Total Corporate Bonds & Notes (Cost $935,623)			1,010,458

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	4,200	5,086

Total Convertible Bonds & Notes (Cost $4,599)			5,086

		SHARES
COMMON STOCKS 1.3%
FINANCIALS 1.3%
Bank of America Corp.		278,080	11,465
Goldman Sachs Group, Inc.		24,908	9,453
Wells Fargo & Co.		166,696	7,550

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Total Common Stocks (Cost $22,581)		28,468

PREFERRED SECURITIES 40.9%
BANKING & FINANCE 37.3%
Abanca Corp. Bancaria S.A.
6.000% due 01/20/2026 •(e)(f)	2,400,000	3,038
7.500% due 10/02/2023 •(e)(f)	1,400,000	1,809
Aircastle Ltd. 5.250% due 06/15/2026 •(e)	5,200,000	5,265
Ally Financial, Inc. 4.700% due 05/15/2028 •(e)	5,000,000	5,077
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	5,000,000	5,094
Banco Bilbao Vizcaya Argentaria S.A.
6.000% due 01/15/2026 •(e)(f)	12,400,000	16,829
6.500% due 03/05/2025 •(e)(f)	5,200,000	5,668
Banco Santander S.A.
4.125% due 11/12/2027 •(e)(f)	8,400,000	10,227
4.375% due 01/14/2026 •(e)(f)	3,600,000	4,419
Bank of America Corp.
4.300% due 01/28/2025 •(e)	2,000,000	2,071
5.875% due 03/15/2028 •(e)	45,610,000	52,260
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)	13,000,000	14,219
Bankinter S.A. 6.250% due 01/17/2026 •(e)(f)	3,200,000	4,311
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(e)	2,000,000	1,799
CaixaBank S.A.
5.250% due 03/23/2026 •(e)(f)	14,000,000	17,866
5.875% due 10/09/2027 •(e)(f)	6,600,000	8,980
6.750% due 06/13/2024 •(e)(f)	7,000,000	9,379
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	5,000,000	5,119
Charles Schwab Corp.
4.000% due 06/01/2026 •(e)	15,000,000	15,675
4.000% due 12/01/2030 •(e)	25,000,000	25,606
5.000% due 12/01/2027 •(e)	11,875,000	12,573
5.375% due 06/01/2025 •(e)	16,000,000	17,725
Citigroup, Inc.
4.000% due 12/10/2025 •(e)	15,700,000	16,269
4.700% due 01/30/2025 •(e)	15,000,000	15,506
5.000% due 09/12/2024 •(e)	100,000	105
5.900% due 02/15/2023 •(e)	5,000,000	5,290
5.950% due 05/15/2025 •(e)	13,500,000	14,809
6.300% due 05/15/2024 •(e)	27,554,000	29,709
Citizens Financial Group, Inc.
5.650% due 10/06/2025 •(e)	10,000,000	11,075
6.375% due 04/06/2024 •(e)	8,400,000	8,946
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(e)	2,000	212
Compeer Financial ACA 4.875% due 08/15/2026 •(e)	5,000,000	5,069
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	10,000,000	10,181
Discover Financial Services
5.500% due 10/30/2027 •(e)	9,000,000	9,675
6.125% due 06/23/2025 •(e)	5,000,000	5,630
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(e)	7,000,000	7,595
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(e)	10,000,000	10,203
4.400% due 02/10/2025 •(e)	13,500,000	14,006
5.000% due 11/10/2022 •(e)	31,900,000	32,378
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(e)(i)	3,913,000	7,657
JPMorgan Chase & Co.
3.656% (US0003M + 3.470%) due 07/30/2021 ~(e)	7,815,000	7,844
4.000% due 04/01/2025 •(e)	6,200,000	6,286
4.600% due 02/01/2025 •(e)	37,000,000	38,389
4.625% due 06/01/2026 (e)	200,000	5,326
5.000% due 08/01/2024 •(e)	2,500,000	2,644
6.100% due 10/01/2024 •(e)	16,400,000	17,948
Morgan Stanley
4.875% due 01/15/2025 (e)	280,000	7,731
5.300% due 12/15/2025 •(e)	12,500,000	13,200
5.850% (US0003M + 3.491%) due 04/15/2027 ~(e)	361,506	10,672
5.875% due 09/15/2026 •(e)	7,600,000	8,730
Nationwide Building Society 10.250% ~	73,204	19,037
Regions Financial Corp. 5.750% due 06/15/2025 •(e)	5,000,000	5,600

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(e)	31,639,725	50,600
SVB Financial Group
4.100% due 02/15/2031 •(e)	28,200,000	28,623
5.250% due 02/15/2025 (e)	205,000	5,555
Truist Financial Corp.
4.950% due 09/01/2025 •(e)	10,000,000	11,010
5.050% due 12/15/2024 •(e)	11,400,000	11,799
5.100% due 03/01/2030 •(e)	15,000,000	16,894
U.S. Bancorp 5.300% due 04/15/2027 •(e)	5,850,000	6,610
Wells Fargo & Co.
3.900% due 03/15/2026 •(e)	40,000,000	41,437
4.750% due 03/15/2025 (e)	150,000	3,923
5.900% due 06/15/2024 •(e)	38,032,000	41,003

		810,185

INDUSTRIALS 1.1%
Energy Transfer LP
6.750% due 05/15/2025 •(e)	3,000,000	3,031
7.125% due 05/15/2030 •(e)	7,000,000	7,245
General Electric Co. 3.449% due 09/15/2021 ~(e)	12,795,000	12,555

		22,831

UTILITIES 2.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)	588,030	15,562
AT&T, Inc. 2.875% due 03/02/2025 •(e)	6,700,000	8,105
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(e)	8,900,000	9,462
Duke Energy Corp. 4.875% due 09/16/2024 •(e)	4,070,000	4,335
Sempra Energy 4.875% due 10/15/2025 •(e)	16,200,000	17,617

		55,081

Total Preferred Securities (Cost $830,633)		888,097

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (h) 3.2%		69,603

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
0.017% due 07/06/2021 - 08/10/2021 (b)(c)	$10,035	10,035

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.008% due 09/07/2021 (c)(d)	2	2

Total Short-Term Instruments (Cost $79,640)		79,640

Total Investments in Securities (Cost $1,877,155)		2,015,868

	SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	16,867,490	166,330

Total Short-Term Instruments (Cost $166,313)		166,330

Total Investments in Affiliates (Cost $166,313)		166,330

Total Investments 100.5% (Cost $2,043,468)		$2,182,198
Financial Derivative Instruments (j)(k) 0.7%(Cost or Premiums, net $1,750)		14,873
Other Assets and Liabilities, net (1.2)%		(26,206)

Net Assets 100.0%		$2,170,865

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$15,724	$15,562	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	06/30/2021	07/01/2021	$69,603	U.S. Treasury Bonds 1.125% - 4.250% due 08/15/2040 - 11/15/2040	$(70,995)	$69,603	$69,603

Total Repurchase Agreements	$(70,995)	$69,603	$69,603

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DBL	(0.280)%	11/24/2020	TBD(2)	EUR	(4,694)	$(5,556)
(0.230)	11/24/2020	TBD(2)	(8,750)	(10,361)
(0.220)	11/24/2020	TBD(2)	(3,811)	(4,512)
0.350	03/08/2021	TBD(2)	GBP	(5,318)	(7,365)

Total Reverse Repurchase Agreements	$(27,794)

(i)	Securities with an aggregate market value of $28,032 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(30,516) at a weighted average interest rate of (0.144%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2021	132	$20,997	$11	$23	$(6)
U.S. Treasury 2-Year Note September Futures	09/2021	294	64,774	(106)	7	0
U.S. Treasury 5-Year Note September Futures	09/2021	1,153	142,314	(278)	72	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	214	41,235	1,609	241	0
United Kingdom Long Gilt September Futures	09/2021	14	2,481	24	3	0

$1,260	$346	$(6)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	269	$(55,057)	$(357)	$69	$(201)
Euro-Buxl 30-Year Bond September Futures	09/2021	101	(24,340)	(429)	60	(185)
U.S. Treasury 10-Year Note September Futures	09/2021	1,009	(133,693)	(825)	0	(237)

$(1,611)	$129	$(623)

Total Futures Contracts	$(351)	$475	$(629)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	09/15/2023	GBP	100,800	$175	$(123)	$52	$52	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026	37,800	25	(12)	13	50	0
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	17,200	7	(62)	(55)	0	(37)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	17,800	952	(457)	495	0	(2)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	$8,600	657	(87)	570	0	(23)
Receive(1)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026	EUR	5,100	(5)	11	6	0	(4)
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051	8,800	(61)	(12)	(73)	0	(39)

Total Swap Agreements	$1,750	$(742)	$1,008	$102	$(105)

Cash of $10,881 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	CHF	4,200	$4,675	$135	$0
07/2021	$9,055	EUR	7,426	0	(250)
BPS	07/2021	EUR	2,600	$3,153	70	0
07/2021	$330	GBP	236	0	(3)
CBK	07/2021	AUD	316	$244	7	0
GLM	07/2021	GBP	57,725	81,608	1,756	0
HUS	07/2021	641	905	19	0
07/2021	$1,535	EUR	1,278	0	(19)
07/2021	80,457	GBP	58,130	0	(45)
08/2021	GBP	58,130	$80,464	44	0
SCX	07/2021	EUR	305,439	373,660	11,485	0
08/2021	303,201	359,801	44	0
TOR	07/2021	47,351	57,927	1,781	0
08/2021	43,485	51,603	6	0

Total Forward Foreign Currency Contracts	$15,347	$(317)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,119	$0	$4,119
Corporate Bonds & Notes
Banking & Finance	0	927,205	0	927,205
Industrials	0	49,413	0	49,413
Utilities	0	33,840	0	33,840
Convertible Bonds & Notes
Banking & Finance	0	0	5,086	5,086
Common Stocks
Financials	28,468	0	0	28,468
Preferred Securities
Banking & Finance	33,207	776,978	0	810,185
Industrials	0	22,831	0	22,831
Utilities	0	39,519	15,562	55,081
Short-Term Instruments
Repurchase Agreements	0	69,603	0	69,603
U.S. Treasury Bills	0	10,035	0	10,035
U.S. Treasury Cash Management Bills	0	2	0	2

	$61,675	$1,933,545	$20,648	$2,015,868
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,330	$0	$0	$166,330

Total Investments	$228,005	$1,933,545	$20,648	$2,182,198

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	155	422	0	577
Over the counter	0	15,347	0	15,347

	$155	$15,769	$0	$15,924
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(392)	(342)	0	(734)
Over the counter	0	(317)	0	(317)

	$(392)	$(659)	$0	$(1,051)

Total Financial Derivative Instruments	$(237)	$15,110	$0	$14,873

Totals	$227,768	$1,948,655	$20,648	$2,197,071

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
CORPORATE BONDS & NOTES 15.6%
BANKING & FINANCE 10.5%
ABN AMRO Bank NV 4.750% due 07/28/2025		$100	$112
AerCap Ireland Capital DAC 4.625% due 07/01/2022		400	416
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	2,149
3.800% due 08/15/2029		$881	982
Aviation Capital Group LLC 5.500% due 12/15/2024		400	452
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		1,038	1,057
4.337% due 01/10/2028		200	224
4.972% due 05/16/2029 •		200	234
5.088% due 06/20/2030 •		200	233
5.200% due 05/12/2026		200	229
7.125% due 06/15/2025 •(g)(h)	GBP	882	1,397
7.875% due 03/15/2022 •(g)(h)		$200	209
8.000% due 06/15/2024 •(g)(h)		200	228
BOC Aviation Ltd. 4.000% due 01/25/2024		200	213
CIT Group, Inc. 5.000% due 08/15/2022		182	190
Credit Suisse AG 6.500% due 08/08/2023 (h)		800	886
Credit Suisse Group AG
3.750% due 03/26/2025		500	543
6.375% due 08/21/2026 •(g)(h)		574	640
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		881	890
1.375% due 09/03/2026 •	EUR	1,500	1,844
1.625% due 01/20/2027		2,800	3,493
1.750% due 01/17/2028		300	377
3.961% due 11/26/2025 •		$3,081	3,333
4.250% due 10/14/2021		7,630	7,713
Discover Bank 4.650% due 09/13/2028		400	470
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,915	2,198
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	575
Ford Motor Credit Co. LLC
1.416% (US0003M + 1.270%) due 03/28/2022 ~		$558	557
3.087% due 01/09/2023		912	931
3.550% due 10/07/2022		626	644
General Motors Financial Co., Inc.
0.012% due 03/26/2022 •	EUR	200	238
1.457% (US0003M + 1.310%) due 06/30/2022 ~		$104	105
GSPA Monetization Trust 6.422% due 10/09/2029		32	35
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		346	348
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,571
3.000% due 05/29/2030 •	GBP	723	1,081
4.292% due 09/12/2026 •		$472	526
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		200	222
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	3,215
Lloyds Banking Group PLC
4.550% due 08/16/2028		801	935
7.500% due 09/27/2025 •(g)(h)		1,992	2,336
7.625% due 06/27/2023 •(g)(h)	GBP	1,302	1,976
Nationwide Building Society 4.363% due 08/01/2024 •		$500	537
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		2,432	2,488
2.875% due 09/19/2026 •	GBP	158	233
4.269% due 03/22/2025 •		$500	543
4.519% due 06/25/2024 •		1,412	1,517

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

4.892% due 05/18/2029 •		4,426	5,190
5.076% due 01/27/2030 •		200	237
8.000% due 08/10/2025 •(g)(h)		440	522
8.625% due 08/15/2021 •(g)(h)		2,524	2,548
Navient Corp. 7.250% due 01/25/2022		182	189
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		78	78
1.900% due 09/14/2021		449	450
2.600% due 09/28/2022		554	566
2.650% due 07/13/2022		572	582
3.650% due 09/21/2021		390	393
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,284
2.679% due 07/16/2030		1,491	1,517
OneMain Finance Corp.
5.625% due 03/15/2023		93	99
6.125% due 05/15/2022		209	218
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		12	12
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		801	876
SL Green Realty Corp. 4.500% due 12/01/2022		410	427
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		200	200
3.000% due 07/15/2022		300	307
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		3,609	3,632
UBS AG
5.125% due 05/15/2024 (h)		6,749	7,455
7.625% due 08/17/2022 (h)		1,336	1,438
UBS Group AG 4.125% due 09/24/2025		200	223
UniCredit SpA
6.572% due 01/14/2022		1,000	1,031
6.750% due 09/10/2021 •(g)(h)	EUR	300	360
Wells Fargo & Co.
0.625% due 03/25/2030		1,500	1,761
1.741% due 05/04/2030 •		700	896
2.393% due 06/02/2028 •		$7,296	7,572
2.879% due 10/30/2030 •		500	530
WPC Eurobond BV 2.250% due 04/09/2026	EUR	881	1,135

			93,053

INDUSTRIALS 3.8%
Aker BP ASA 2.875% due 01/15/2026		$450	474
BAT Capital Corp. 3.222% due 08/15/2024		31	33
BAT International Finance PLC 3.950% due 06/15/2025		93	102
Boeing Co. 2.750% due 02/01/2026		700	732
Broadcom, Inc.
2.450% due 02/15/2031		1,000	984
3.500% due 02/15/2041		500	512
3.750% due 02/15/2051		200	209
Canadian Pacific Railway Co. 4.500% due 01/15/2022		64	65
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,132
4.908% due 07/23/2025		315	357
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	765
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,118
2.625% due 03/20/2025		500	510
3.375% due 03/20/2028		600	615
5.250% due 11/15/2021		78	79
Daimler Finance North America LLC 0.846% (US0003M + 0.670%) due 11/05/2021 ~		150	150
Dell International LLC
4.900% due 10/01/2026		78	90
5.300% due 10/01/2029		235	284
5.850% due 07/15/2025		78	92
Energy Transfer LP
4.250% due 03/15/2023		235	247
5.000% due 10/01/2022		78	81
Fairstone Financial, Inc. 7.875% due 07/15/2024		220	230
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	628	757

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,238	1,301
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,348
3.875% due 07/26/2029		1,255	1,363
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	1,084
MPLX LP 2.650% due 08/15/2030		$900	909
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	819
3.522% due 09/17/2025		1,177	1,258
4.345% due 09/17/2027		1,741	1,915
4.810% due 09/17/2030		500	565
Oracle Corp. 3.850% due 04/01/2060		4,080	4,343
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		800	818
Sands China Ltd.
5.125% due 08/08/2025		1,961	2,196
5.400% due 08/08/2028		2,746	3,191
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,020	1,033
3.375% due 07/09/2060		1,020	1,050
ZF North America Capital, Inc. 4.500% due 04/29/2022		150	154
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		314	341

			34,306

UTILITIES 1.3%
AT&T, Inc. 2.250% due 02/01/2032		549	540
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		4,200	4,209
2.500% due 02/01/2031		2,118	1,988
4.550% due 07/01/2030		800	856
Petrobras Global Finance BV 5.093% due 01/15/2030		424	463
Rio Oil Finance Trust 8.200% due 04/06/2028		461	534
Sprint Communications, Inc.
6.000% due 11/15/2022		602	638
11.500% due 11/15/2021		155	161
Sprint Corp.
7.250% due 09/15/2021		2,081	2,116
7.875% due 09/15/2023		189	215

			11,720

Total Corporate Bonds & Notes (Cost $135,697)			139,079

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		85	106
6.725% due 04/01/2035		185	233

			339

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (d)		605	592

Total Municipal Bonds & Notes (Cost $847)			931

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.800% due 03/01/2034 •		25	26
2.310% due 08/01/2022		62	62
2.323% due 12/01/2034 •		30	30
2.358% due 01/25/2031 ~(a)		401	57
4.500% due 09/25/2040		649	791
Freddie Mac
2.174% due 07/15/2035 •		6,522	6,598
3.500% due 07/15/2042		1,655	1,734
4.000% due 01/01/2048 - 03/01/2049		908	971
6.500% due 05/01/2035		46	51
Ginnie Mae
0.436% due 08/20/2047 •		142	141
0.781% due 04/20/2068 •		786	794
2.125% due 11/20/2044 •		268	279

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Ginnie Mae, TBA 5.000% due 07/01/2051		4,800	5,172
Small Business Administration
5.490% due 03/01/2028		14	16
6.020% due 08/01/2028		117	129
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048		5,993	6,333
6.000% due 08/01/2036 - 04/01/2041		347	403
6.500% due 09/01/2036		48	54
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2051		7,700	8,292

Total U.S. Government Agencies (Cost $31,304)			31,933

U.S. TREASURY OBLIGATIONS 28.1%
U.S. Treasury Bonds
1.625% due 11/15/2050		22,110	19,865
3.000% due 08/15/2048		461	551
3.000% due 02/15/2049		8,947	10,714
4.625% due 02/15/2040		1,293	1,856
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051		1,231	1,351
0.250% due 02/15/2050		312	353
0.625% due 02/15/2043		729	872
0.750% due 02/15/2045		1,474	1,821
1.000% due 02/15/2046		1,680	2,199
1.000% due 02/15/2049		4,094	5,523
1.375% due 02/15/2044		9,528	13,168
U.S. Treasury Notes
0.375% due 12/31/2025 (m)		3,200	3,140
0.375% due 01/31/2026 (m)		8,000	7,841
0.500% due 02/28/2026		13,200	13,002
1.125% due 09/30/2021 (m)		17,200	17,246
1.500% due 08/15/2026 (m)		4,700	4,841
1.625% due 02/15/2026 (m)		3,300	3,421
1.750% due 12/31/2024 (k)(m)		12,706	13,225
2.125% due 05/15/2025 (m)		30,665	32,388
2.375% due 05/15/2029 (m)		6,905	7,453
2.625% due 12/31/2025 (k)(m)		9,212	9,960
2.625% due 02/15/2029 (m)		70,117	76,901
3.000% due 09/30/2025 (k)(m)		2,156	2,360

Total U.S. Treasury Obligations (Cost $237,855)			250,051

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.7%
Adjustable Rate Mortgage Trust 3.134% due 01/25/2036 ^~		705	627
American Home Mortgage Assets Trust
0.282% due 10/25/2046 •		156	99
6.750% due 11/25/2046 þ		204	198
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		487	490
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	8,304	11,526
Banc of America Funding Trust 2.953% due 09/20/2046 ^~		$767	733
Bear Stearns Adjustable Rate Mortgage Trust 2.723% due 08/25/2033 ~		28	28
Bear Stearns ALT-A Trust
0.412% due 08/25/2036 •		113	107
2.624% due 05/25/2035 ~		32	33
Chase Mortgage Finance Trust 3.206% due 09/25/2036 ^~		214	195
Citigroup Mortgage Loan Trust
0.572% due 11/25/2036 •		9	9
3.228% due 09/25/2059 þ		836	840
3.234% due 09/25/2037 ^~		17	17
3.258% due 04/25/2066 ~		568	574
CitiMortgage Alternative Loan Trust 0.692% due 04/25/2037 •		260	217
Commercial Mortgage Trust 3.545% due 02/10/2036		3,766	4,084
Countrywide Alternative Loan Trust
0.262% due 05/25/2047 •		402	382
0.332% due 12/25/2046 •		1,168	1,132
5.500% due 06/25/2025		335	324
5.500% due 05/25/2035		491	471
5.500% due 11/25/2035 ^		103	81
6.000% due 12/25/2035 ^		410	389
6.000% due 05/25/2036 ^		54	37
6.250% due 08/25/2036		827	678
7.000% due 10/25/2037		115	61
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^		278	207
6.000% due 02/25/2037 ^		280	204

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •		92	89
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~		1,256	1,267
3.310% due 06/25/2050 ~		725	652
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.472% due 02/25/2037 ^•		906	879
0.592% due 02/25/2035 •		61	60
Downey Savings & Loan Association Mortgage Loan Trust 0.283% due 10/19/2036 •		208	186
First Horizon Alternative Mortgage Securities Trust 2.535% due 06/25/2036 ^~		658	605
HarborView Mortgage Loan Trust 0.298% due 12/19/2036 •		346	326
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	2,299	3,197
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$2,665	2,685
Impac CMB Trust 0.732% due 03/25/2035 •		212	208
IndyMac Mortgage Loan Trust
0.492% due 11/25/2046 •		878	838
0.572% due 07/25/2035 •		299	291
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		491	488
JP Morgan Mortgage Trust
2.696% due 07/25/2035 ~		73	75
2.949% due 07/27/2037 ~		127	126
5.750% due 01/25/2036 ^		13	9
Lehman Mortgage Trust 0.742% due 11/25/2036 •		214	126
Lehman XS Trust 0.317% due 08/25/2046 •		515	514
Luminent Mortgage Trust 3.053% due 04/25/2036 ~		5,318	4,755
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		1,002	1,013
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		157	135
Merrill Lynch Alternative Note Asset Trust
0.292% due 03/25/2037 •		2,559	973
6.000% due 03/25/2037		61	37
Merrill Lynch Mortgage Investors Trust
1.991% due 04/25/2035 ~		16	16
2.038% due 02/25/2036 ~		3	3
MF1 Ltd. 1.262% due 12/25/2034 •		557	558
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		92	60
MortgageIT Trust 0.612% due 12/25/2035 •		387	389
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,275	1,331
2.750% due 11/25/2059 ~		2,222	2,301
3.500% due 12/25/2057 ~		2,194	2,282
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		34	23
NovaStar Mortgage Funding Trust 0.476% due 09/25/2046 •		741	318
Prime Mortgage Trust 6.000% due 06/25/2036 ^		59	58
RBSSP Resecuritization Trust
0.342% due 02/26/2037 •		161	161
0.591% due 04/26/2037 •		9	9
Ready Capital Mortgage Financing LLC 2.242% due 02/25/2035 •		2,667	2,683
Residential Accredit Loans, Inc. Trust
0.342% due 08/25/2037 •		22	21
0.412% due 01/25/2037 •		2,256	2,175
1.023% due 10/25/2037 ~		439	424
6.000% due 01/25/2037 ^		48	47
6.000% due 03/25/2037		124	119
Residential Funding Mortgage Securities, Inc. Trust 3.371% due 04/25/2037 ~		246	226
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	6,639	9,281
Ripon Mortgages PLC 0.881% due 08/20/2056 •		15,656	21,705
Sequoia Mortgage Trust 2.860% due 09/20/2046 ^~		$132	103
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		1,193	1,205
Structured Adjustable Rate Mortgage Loan Trust
2.661% due 08/25/2035 ~		47	37
3.132% due 03/25/2036 ^~		50	44

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Taurus UK DAC 0.000% due 05/17/2031 •	GBP	700	971
Thornburg Mortgage Securities Trust
1.497% due 03/25/2044 ~		$86	86
1.940% due 12/25/2044 ~		113	113
2.224% due 09/25/2037 ~		2	2
Towd Point Mortgage Funding
0.949% due 07/20/2045 •	GBP	18,826	26,130
1.249% due 02/20/2054 •		746	1,039
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		915	1,273
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		$24	24
0.872% due 01/25/2045 •		881	866
1.116% due 02/25/2046 •		80	81
2.705% due 06/25/2037 ^~		191	186
2.793% due 01/25/2035 ~		65	66
2.858% due 06/25/2037 ^~		166	164
2.888% due 12/25/2035 ~		267	271
2.909% due 10/25/2035 ~		29	29
Washington Mutual Mortgage Pass-Through Certificates Trust
0.172% due 09/25/2036 •		535	186
0.592% due 02/25/2036 •		644	557
0.866% due 02/25/2047 ^•		992	911
1.056% due 04/25/2046 •		82	77
Wells Fargo Mortgage-Backed Securities Trust 3.086% due 09/25/2036 ^~		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $115,252)			121,896

ASSET-BACKED SECURITIES 14.9%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		877	878
Accredited Mortgage Loan Trust 0.352% due 09/25/2036 •		424	419
Argent Securities Trust 0.472% due 03/25/2036 •		1,393	1,317
Asset-Backed Securities Corp. Home Equity Loan Trust 0.902% due 06/25/2034 •		1,018	998
Assurant CLO Ltd. 1.438% due 10/20/2029 •		1,412	1,413
Avery Point CLO Ltd. 1.170% due 07/17/2026 •		122	122
Bear Stearns Asset-Backed Securities Trust
1.142% due 08/25/2037 •		744	708
2.993% due 07/25/2036 ~		44	44
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,100	2,479
BNPP AM Euro CLO 0.650% due 10/15/2031 •		360	425
Cairn CLO BV
0.600% due 04/30/2031 •		2,100	2,484
0.670% due 01/31/2030 •		1,070	1,269
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,400	1,660
Carrington Mortgage Loan Trust
1.308% due 10/20/2029 •		$4,080	4,083
1.420% due 10/17/2029 •		1,883	1,884
Centex Home Equity Loan Trust 0.737% due 03/25/2034 •		113	112
CIFC Funding Ltd. 1.036% due 10/25/2027 •		3,362	3,366
Citigroup Mortgage Loan Trust
0.282% due 05/25/2037 •		905	721
0.412% due 09/25/2036 •		3,682	3,125
0.612% due 03/25/2036 •		1,627	1,577
7.250% due 05/25/2036 þ		120	85
Citigroup Mortgage Loan Trust, Inc.
0.542% due 10/25/2036 •		582	581
0.992% due 09/25/2035 ^•		1,070	1,047
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 •		550	522
0.492% due 02/25/2037 •		348	334
Countrywide Asset-Backed Certificates Trust
0.232% due 03/25/2037 •		278	269
0.242% due 03/25/2047 ^•		847	835
0.252% due 03/25/2037 •		13	13
0.832% due 08/25/2047 •		444	437
Countrywide Partnership Trust 0.992% due 02/25/2035 •		3,774	3,741
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,135	716
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,600	1,890
0.650% due 07/21/2030 •		912	1,082
0.650% due 10/15/2031 •		3,700	4,397

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		$573	581
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		662	664
Encore Credit Receivables Trust 0.827% due 09/25/2035 •		88	88
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	1,400	1,658
First Franklin Mortgage Loan Trust
0.252% due 11/25/2036 •		$367	363
0.402% due 09/25/2036 •		153	146
0.812% due 11/25/2035 •		694	680
Fremont Home Loan Trust
0.232% due 11/25/2036 •		381	266
0.242% due 10/25/2036 •		1,184	653
0.827% due 01/25/2035 •		375	373
0.827% due 07/25/2035 •		40	40
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		1,020	1,020
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		542	546
2.580% due 07/17/2023		145	146
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	2,040	2,423
GSAA Home Equity Trust
0.232% due 03/25/2036 •		$232	108
0.412% due 04/25/2047 •		492	293
6.795% due 06/25/2036 þ		391	165
GSAMP Trust
0.182% due 01/25/2037 •		1,805	1,314
0.192% due 12/25/2046 •		172	112
0.222% due 12/25/2046 •		943	622
0.322% due 01/25/2037 •		410	373
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,300	1,540
0.960% due 10/20/2031 •		3,200	3,790
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$381	330
HSI Asset Securitization Corp. Trust 0.572% due 11/25/2035 •		3,258	3,198
JP Morgan Mortgage Acquisition Trust
0.302% due 10/25/2036 •		468	461
0.392% due 03/25/2037 •		1,353	1,308
0.492% due 07/25/2036 •		6,824	6,602
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,100	2,485
0.650% due 04/15/2031 •		900	1,067
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		$452	457
Long Beach Mortgage Loan Trust 0.532% due 02/25/2036 •		940	924
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	500	594
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		700	831
Merrill Lynch Mortgage Investors Trust
0.202% due 08/25/2037 •		$3,829	2,483
0.352% due 02/25/2037 •		2,645	1,178
Morgan Stanley ABS Capital, Inc. Trust
0.307% due 03/25/2037 •		895	477
1.022% due 07/25/2035 •		1,212	1,211
Mountain View CLO LLC 1.274% due 10/16/2029 •		1,118	1,118
Nassau Ltd. 2.338% due 07/20/2029 •		1,334	1,335
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		269	101
NovaStar Mortgage Funding Trust 0.292% due 09/25/2037 •		755	742
OCP CLO Ltd. 1.308% due 07/20/2029 •		1,177	1,178
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		2,452	1,715
0.232% due 03/25/2037 •		300	231
0.632% due 01/25/2036 •		2,014	1,966
0.872% due 02/25/2035 •		670	668
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	1,145	1,362
Palmer Square Loan Funding Ltd. 1.076% due 10/24/2027 •		$1,293	1,294
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.817% due 02/25/2035 •		4,155	4,149
Renaissance Home Equity Loan Trust
1.192% due 09/25/2037 •		256	131
5.586% due 11/25/2036 þ		659	348

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Residential Asset Securities Corp. Trust
0.672% due 06/25/2033 •		97	90
0.752% due 12/25/2035 •		1,479	1,438
Securitized Asset-Backed Receivables LLC Trust 0.812% due 10/25/2035 •		1,509	1,411
SLM Student Loan Trust 1.676% due 04/25/2023 •		185	186
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,509	1,560
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		2,900	2,899
Soundview Home Loan Trust
0.252% due 10/25/2036 •		1,844	1,837
0.262% due 07/25/2037 •		441	411
0.557% due 02/25/2036 •		945	916
1.392% due 10/25/2037 •		586	503
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •		112	112
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		2,021	2,023
Specialty Underwriting & Residential Finance Trust 0.692% due 12/25/2036 •		721	710
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		329	332
Structured Asset Investment Loan Trust 0.872% due 02/25/2035 •		1,753	1,747
Symphony CLO Ltd.
1.064% due 04/15/2028 •		855	857
1.136% due 07/14/2026 •		1,246	1,248
Telos CLO Ltd.
1.140% due 04/17/2028 •		428	428
1.460% due 01/17/2027 •		236	236
TICP CLO Ltd. 1.028% due 04/20/2028 •		1,849	1,851
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	474
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$1,218	1,252
3.000% due 11/25/2058 ~		511	521
3.292% due 10/25/2057 ~		1,479	1,560
Venture CLO Ltd. 1.208% due 04/20/2029 •		4,715	4,712
Wind River CLO Ltd. 1.054% due 10/15/2027 •		485	485

Total Asset-Backed Securities (Cost $131,442)			132,740

SOVEREIGN ISSUES 5.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		149	50
0.125% due 07/09/2035 þ		97	29
Brazil Government International Bond 4.750% due 01/14/2050		572	557
Israel Government International Bond 4.125% due 01/17/2048		200	241
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	2,917,249	26,942
0.100% due 03/10/2029 (f)		1,510,370	13,983
Saudi Government International Bond
3.450% due 02/02/2061		$2,400	2,402
4.000% due 04/17/2025		2,322	2,568
4.500% due 10/26/2046		400	470
5.000% due 04/17/2049		981	1,242

Total Sovereign Issues (Cost $48,798)			48,484

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		1,300,000	1,558
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)		300,000	301
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		56,050	90
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,098,000	1,209

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $2,971)			3,158

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.1%
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	50,685	299

U.S. TREASURY BILLS 16.1%
0.060% due 07/06/2021 - 08/26/2021 (c)(d)(i)(k)(m)		$143,080	143,073

Total Short-Term Instruments (Cost $143,419)			143,372

Total Investments in Securities (Cost $847,585)			871,644

		SHARES
INVESTMENTS IN AFFILIATES 15.4%
SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short Asset Portfolio		5,102,656	51,139
PIMCO Short-Term Floating NAV Portfolio III		8,713,541	85,924

Total Short-Term Instruments (Cost $136,982)			137,063

Total Investments in Affiliates (Cost $136,982)			137,063

Total Investments 113.4% (Cost $984,567)			$1,008,707
Financial Derivative Instruments (j)(l) 4.2%(Cost or Premiums, net $(8,394))			37,345
Other Assets and Liabilities, net (17.6)%			(156,748)

Net Assets 100.0%			$889,304

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$4,800	$(5,284)	$(5,261)

Sovereign Issues (2.0)%
Canada Government International Bond	2.750%	12/01/2048	CAD	18,400	(17,448)	(17,875)

Total Short Sales (2.6)%	$(22,732)	$(23,136)

(i)	Securities with an aggregate market value of $642 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $58 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	352	$352	$(88)	$(81)

Total Written Options	$(88)	$(81)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	98	$18,883	$884	$110	$0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	73	$(39)	$(14)	$3	$(16)
Euro-Bund 10-Year Bond September Futures	09/2021	1	(205)	(1)	0	(1)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	73	(15)	9	11	(1)
U.S. Treasury 2-Year Note September Futures	09/2021	84	(18,507)	26	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2021	1,834	(226,370)	665	0	(115)
U.S. Treasury 10-Year Note September Futures	09/2021	726	(96,195)	(593)	0	(170)
U.S. Treasury 30-Year Bond September Futures	09/2021	857	(137,763)	(4,163)	0	(562)
United Kingdom Long Gilt September Futures	09/2021	14	(2,481)	(24)	0	(3)

$(4,095)	$14	$(870)

Total Futures Contracts	$(3,211)	$124	$(870)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$1,700	$(42)	$(2)	$(44)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$1,600	$(59)	$4	$(55)	$0	$(2)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,500	(54)	15	(39)	0	(1)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	644	29	36	65	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	4,500	401	66	467	2	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	15,600	2,118	208	2,326	0	(19)

$2,435	$329	$2,764	$2	$(22)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	19,100	$(8)	$69	$61	$41	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	15,200	505	(83)	422	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	417,700	(398)	(186)	(584)	0	(21)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	64,900	0	(48)	(48)	0	(16)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	17,100	0	(112)	(112)	0	(3)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	34,200	0	(223)	(223)	0	(6)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	63,400	1,989	(1,085)	904	10	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	13,900	3,064	(1,818)	1,246	85	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	6,700	838	(873)	(35)	43	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	15,900	0	(9)	(9)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026	22,600	0	(12)	(12)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	22,600	0	(10)	(10)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,600	0	(10)	(10)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	22,600	0	1	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	45,200	0	14	14	2	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$50,200	632	(214)	418	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	9,700	(415)	119	(296)	0	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		26,300	1,146	(96)	1,050	1	0
Pay(6)	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024		313,600	0	(1,847)	(1,847)	85	0
Pay(6)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		281,600	0	(1,511)	(1,511)	86	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		7,800	(371)	146	(225)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		683,500	(27,386)	14,454	(12,932)	0	(159)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		23,900	675	(535)	140	12	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		184,200	(516)	(2,554)	(3,070)	104	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(1,705)	685	(1,020)	0	(21)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		229,200	10,392	(8,316)	2,076	196	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,000	(5,930)	2,133	(3,797)	0	(48)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		39,400	(2,343)	430	(1,913)	47	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		144,600	6,335	(7,672)	(1,337)	310	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		155,800	6,677	(8,445)	(1,768)	374	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		98,000	705	2,380	3,085	0	(259)
Receive(6)	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031		78,100	0	1,573	1,573	0	(213)
Receive(6)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		60,300	0	923	923	0	(167)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		700	0	(136)	(136)	3	0
Receive	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		700	13	123	136	0	(3)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,700	(516)	253	(263)	0	(12)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		5,700	(1,492)	819	(673)	0	(40)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		2,900	(572)	404	(168)	0	(19)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		11,300	(1,500)	1,524	24	0	(71)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		800	(132)	110	(22)	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		12,700	2,598	(931)	1,667	0	(69)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	7,000	56	157	213	21	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	20,200	(280)	(16)	(296)	39	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		7,300	(113)	52	(61)	0	(33)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,400,000	(1,270)	277	(993)	2	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		1,093,000	(664)	231	(433)	0	(21)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	4,300	43	(5)	38	5	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		11,200	(8)	4	(4)	16	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	2,300	131	(68)	63	5	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,500	267	(103)	164	9	0
Pay	UKRPI	3.603	Maturity	11/15/2028		1,100	86	(32)	54	3	0
Pay	UKRPI	3.415	Maturity	02/15/2030		29,500	414	(1,026)	(612)	91	0
Pay	UKRPI	3.475	Maturity	08/15/2030		2,200	(2)	(82)	(84)	8	0
Receive	UKRPI	3.397	Maturity	11/15/2030		700	0	40	40	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,300	0	63	63	0	(5)
Receive	UKRPI	3.510	Maturity	11/15/2030		700	0	26	26	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,200	0	(194)	(194)	9	0
Pay	UKRPI	3.272	Maturity	11/15/2040		900	0	(124)	(124)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,300	0	(179)	(179)	10	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,200	0	(130)	(130)	9	0
Receive	UKRPI	3.000	Maturity	11/15/2050		500	0	164	164	0	(8)
Receive	UKRPI	3.051	Maturity	11/15/2050		900	0	260	260	0	(15)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	108	108	0	(8)

							$(9,055)	$(11,143)	$(20,198)	$1,642	$(1,231)

Total Swap Agreements							$(6,662)	$(10,816)	$(17,478)	$1,644	$(1,253)

(k)	Securities with an aggregate market value of $18,474 and cash of $2,826 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2021		CAD	21,304			$17,564	$378		$0
		08/2021			$192		RUB	14,467	4		0
		09/2021			381			27,799	0		(5)
BPS		07/2021		JPY	261,148			$2,388	37		0
		07/2021			$1,770		CAD	2,194	0		0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

11/2021	3,191	MXN	64,417	0	(13)
BRC	08/2021	JPY	1,255,296	$11,313	11	0
CBK	07/2021	$13,978	CAD	17,191	0	(110)
07/2021	203	RUB	15,685	11	0
08/2021	CAD	17,191	$13,978	110	0
08/2021	$175	RUB	13,189	3	0
09/2021	344	TWD	9,431	0	(4)
09/2021	5,343	ZAR	73,478	0	(246)
GLM	07/2021	BRL	45,270	EUR	7,666	0	(12)
07/2021	51,691	$10,334	0	(59)
07/2021	EUR	6,976	BRL	45,270	830	0
07/2021	GBP	60,253	$85,181	1,833	0
07/2021	$10,232	BRL	51,691	161	0
07/2021	17,704	CAD	21,354	0	(477)
07/2021	407	RUB	31,441	21	0
08/2021	BRL	51,691	$10,199	0	(159)
08/2021	EUR	7,636	BRL	45,270	10	0
08/2021	$544	RUB	40,215	4	(3)
09/2021	TWD	398,522	$14,546	183	0
09/2021	$484	RUB	35,451	0	(5)
09/2021	2,587	ZAR	35,606	0	(117)
10/2021	6,579	MXN	133,541	20	0
12/2021	SGD	409	$309	5	0
HUS	07/2021	$83,395	GBP	60,253	0	(47)
08/2021	GBP	60,253	$83,401	45	0
08/2021	$395	RUB	29,762	9	0
09/2021	200	14,636	0	(2)
JPM	07/2021	TRY	1,605	$182	0	0
MYI	07/2021	$231	RUB	17,680	10	0
SCX	07/2021	EUR	40,861	$49,987	1,536	0
07/2021	JPY	4,327,520	39,567	614	0
08/2021	EUR	40,861	48,489	6	0
08/2021	JPY	3,333,372	30,041	28	0
09/2021	$4,631	IDR	66,694,915	0	(92)
12/2021	14,514	SGD	19,214	0	(230)
SOG	07/2021	231	RUB	17,916	14	0
08/2021	219	16,540	5	0
SSB	07/2021	BRL	51,691	$9,742	0	(650)
TOR	07/2021	CAD	17,241	14,270	362	0
UAG	07/2021	$693	RUB	53,174	31	0
09/2021	197	14,460	0	(2)

Total Forward Foreign Currency Contracts	$6,281	$(2,233)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	13,464	$82	$69

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	213,200	$502	$460
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	80,900	776	540

$1,278	$1,000

Total Purchased Options	$1,360	$1,069

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	600	$(3)	$(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,100	(1)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	1,400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,600	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,600	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	800	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,200	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,400	(1)	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	4,300	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	2,600	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,000	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,200	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	4,300	(5)	(3)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	400	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,500	(2)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,500	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,500	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,500	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,000	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,000	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,600	(2)	(1)
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	2,800	(3)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,700	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,600	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,600	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	2,400	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,100	(1)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	900	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	300	(1)	0

$(74)	$(21)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,841	$(353)	$(85)
Call - OTC USD versus MXN	23.100	12/16/2021	15,841	(289)	(82)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,891	(142)	(58)
Call - OTC USD versus CNH	7.000	12/16/2021	13,891	(141)	(18)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,941	(236)	(51)
Call - OTC USD versus MXN	23.000	12/09/2021	11,941	(236)	(61)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	26,928	(82)	(60)

$(1,479)	$(415)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164%	11/01/2021	42,700	$(544)	$(60)
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	161,700	(776)	(494)

$(1,320)	$(554)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	2,300	$(10)	$(2)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	600	(2)	(2)

$(14)	$(5)

Total Written Options	$(2,887)	$(995)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$574	$(117)	$99	$0	$(18)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	36,546	0.255% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/15/2021	$253,536	$0	$(72,591)	$0	$(72,591)
BPS	Pay	S&P 500 Total Return Index	25,615	0.262% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	226,274	0	(2,772)	0	(2,772)
	Pay	S&P 500 Total Return Index	17,622	0.265% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	115,004	0	(42,225)	0	(42,225)
	Pay	S&P 500 Total Return Index	13,763	0.392% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	121,578	0	(1,483)	0	(1,483)
	Pay	S&P 500 Total Return Index	2,798	0.481% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	25,022	0	9	9	0
CBK	Receive	ERAUSLT Index	258,859	0.293% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	78,980	0	35,529	35,529	0
GST	Pay	S&P 500 Total Return Index	2,797	0.471% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	25,013	0	9	9	0
JPM	Receive	ERAUSLT Index	137,796	0.255% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	40,100	0	20,872	20,872	0
	Receive	ERAUSLT Index	500,084	0.272% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	223,167	0	(1,469)	0	(1,469)
	Receive	ERAUSLT Index	792,895	0.265% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/15/2021	252,545	0	98,285	98,285	0
	Receive	ERAUSLT Index	158,972	0.292% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	70,943	0	(467)	0	(467)
RBC	Receive	ERAUSLT Index	161,709	0.381% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022	71,697	0	(20)	0	(20)

								$0	$33,677	$154,704	$(121,027)

Total Swap Agreements								$(117)	$33,776	$154,704	$(121,045)

(m)

Securities with an aggregate market value of $120,509 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$93,053	$0	$93,053
Industrials	0	34,306	0	34,306
Utilities	0	11,720	0	11,720
Municipal Bonds & Notes
Illinois	0	339	0	339
New Jersey	0	592	0	592
U.S. Government Agencies	0	31,933	0	31,933
U.S. Treasury Obligations	0	250,051	0	250,051
Non-Agency Mortgage-Backed Securities	0	121,896	0	121,896
Asset-Backed Securities	0	132,740	0	132,740
Sovereign Issues	0	48,484	0	48,484
Preferred Securities
Banking & Finance	0	3,158	0	3,158
Short-Term Instruments
Argentina Treasury Bills	0	299	0	299
U.S. Treasury Bills	0	143,073	0	143,073

	$0	$871,644	$0	$871,644
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$137,063	$0	$0	$137,063

Total Investments	$137,063	$871,644	$0	$1,008,707

Short Sales, at Value - Liabilities
Sovereign Issues	0	(17,875)	0	(17,875)
U.S. Government Agencies	0	(5,261)	0	(5,261)

	$0	$(23,136)	$0	$(23,136)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	1,754	0	1,768
Over the counter	0	162,054	0	162,054

	$14	$163,808	$0	$163,822
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(2,183)	0	(2,204)
Over the counter	0	(124,273)	0	(124,273)

	$(21)	$(126,456)	$0	$(126,477)

Total Financial Derivative Instruments	$(7)	$37,352	$0	$37,345

Totals	$137,056	$885,860	$0	$1,022,916

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.1% ¤
CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 4.8%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$2,100	$2,229
Aviation Capital Group LLC
4.125% due 08/01/2025		500	541
5.500% due 12/15/2024		500	566
Barclays Bank PLC 7.625% due 11/21/2022 (g)		760	829
Barclays PLC 7.125% due 06/15/2025 •(f)(g)	GBP	2,645	4,189
Credit Suisse Group AG
6.375% due 08/21/2026 •(f)(g)		$500	558
7.125% due 07/29/2022 •(f)(g)		200	209
7.500% due 07/17/2023 •(f)(g)		600	654
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		5,912	5,975
3.547% due 09/18/2031 •		1,867	1,989
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,478	1,928
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		2,489	2,938
1.256% (US0003M + 1.080%) due 08/03/2022 ~		$856	853
1.391% (US0003M + 1.235%) due 02/15/2023 ~		200	199
GSPA Monetization Trust 6.422% due 10/09/2029		711	772
HSBC Holdings PLC
6.000% due 05/22/2027 •(f)(g)		200	222
6.500% due 03/23/2028 •(f)(g)		400	460
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(f)(g)	EUR	700	1,018
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(f)(g)		$1,945	2,281
7.625% due 06/27/2023 •(f)(g)	GBP	332	504
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		$311	311
2.600% due 09/28/2022		389	397
2.650% due 07/13/2022		933	949
Standard Chartered PLC 1.456% due 01/14/2027 •		1,900	1,885
UBS Group AG
4.375% due 02/10/2031 •(f)(g)		400	410
5.750% due 02/19/2022 •(f)(g)	EUR	200	245
UniCredit SpA 6.572% due 01/14/2022		$4,123	4,251
WPC Eurobond BV 2.250% due 04/09/2026	EUR	4,278	5,509

			42,871

INDUSTRIALS 2.5%
Aker BP ASA 2.875% due 01/15/2026		$300	316
BAT Capital Corp. 3.222% due 08/15/2024		156	166
Boeing Co. 2.750% due 02/01/2026		600	627
Broadcom, Inc.
2.450% due 02/15/2031		700	688
3.500% due 02/15/2041		400	410
3.750% due 02/15/2051		200	209
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		600	656
DAE Funding LLC 1.625% due 02/15/2024		1,300	1,321
Expedia Group, Inc. 6.250% due 05/01/2025		396	461
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,002	1,048
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	4,123	4,973

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

INEOS Finance PLC 2.125% due 11/15/2025	3,890	4,624
Kraft Heinz Foods Co. 5.000% due 07/15/2035	$78	96
MPLX LP 2.650% due 08/15/2030	800	808
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	700	730
3.522% due 09/17/2025	933	997
4.345% due 09/17/2027	1,789	1,968
4.810% due 09/17/2030	800	904
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	700	716
T-Mobile USA, Inc.
2.250% due 02/15/2026	300	303
3.375% due 04/15/2029	400	414
3.500% due 04/15/2031	500	518

		22,953

UTILITIES 0.9%
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	3,700	3,708
3.000% due 06/15/2028	400	402
4.550% due 07/01/2030	700	749
Petrobras Global Finance BV 5.093% due 01/15/2030	907	991
Rio Oil Finance Trust 8.200% due 04/06/2028	1,269	1,470
Sprint Communications, Inc. 6.000% due 11/15/2022	700	742

		8,062

Total Corporate Bonds & Notes (Cost $70,017)		73,886

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.4%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	2,255	3,616

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	80	91

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	70	101

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	935	944

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,865	2,444

Total Municipal Bonds & Notes (Cost $5,203)		7,196

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.442% due 07/25/2037 •	18	18
0.472% due 07/25/2037 •	33	33
0.492% due 09/25/2035 •	64	64
0.812% due 06/25/2037 •	220	224
2.310% due 08/01/2022	300	303
2.358% due 01/25/2031 ~(a)	2,351	333
Freddie Mac
0.623% due 07/15/2041 •	161	163
0.773% due 08/15/2037 •	185	190
0.783% due 10/15/2037 •	30	30
0.793% due 05/15/2037 - 09/15/2037 •	209	213
3.500% due 05/01/2049	1,026	1,097
4.000% due 07/01/2047 - 03/01/2049	587	630
5.000% due 07/01/2023 - 11/01/2029	128	141
Ginnie Mae
0.436% due 08/20/2047 •	890	885
3.500% due 02/15/2045	57	62
5.000% due 08/15/2033 - 11/15/2041	2,874	3,298
Ginnie Mae, TBA 5.000% due 07/01/2051	10,000	10,775

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

Small Business Administration 6.220% due 12/01/2028	7	8
Uniform Mortgage-Backed Security
4.500% due 11/01/2023 - 06/01/2030	374	405
5.000% due 07/01/2023 - 12/01/2029	330	362
5.500% due 09/01/2025 - 10/01/2035	109	124
6.000% due 11/01/2021 - 09/01/2028	75	85
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2036	500	525
4.000% due 07/01/2036	2,000	2,126
5.000% due 07/01/2051	2,000	2,192

Total U.S. Government Agencies (Cost $23,904)		24,286

U.S. TREASURY OBLIGATIONS 41.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	7,900	7,100
3.000% due 08/15/2048	622	743
3.000% due 02/15/2049	31,350	37,542
4.625% due 02/15/2040	6,301	9,047
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	3,179	3,490
0.250% due 02/15/2050	1,869	2,120
0.625% due 02/15/2043	1,174	1,405
0.750% due 02/15/2045	1,247	1,541
1.000% due 02/15/2046	5,873	7,688
1.000% due 02/15/2049	1,167	1,574
1.375% due 02/15/2044	1,031	1,425
U.S. Treasury Notes
2.125% due 08/15/2021	300	301
2.625% due 02/15/2029 (j)	273,864	300,362

Total U.S. Treasury Obligations (Cost $339,054)		374,338

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	560	543
Banc of America Funding Trust
0.553% due 02/20/2047 •	2,157	2,198
3.188% due 02/20/2035 ~	37	41
Banc of America Mortgage Trust 2.474% due 06/25/2035 ~	23	21
Bear Stearns ALT-A Trust 0.412% due 08/25/2036 •	1,486	1,409
Citigroup Mortgage Loan Trust 2.520% due 03/25/2036 ^•	142	142
Countrywide Alternative Loan Trust
0.262% due 05/25/2047 •	515	490
0.332% due 12/25/2046 •	4,904	4,755
0.492% due 05/25/2036 •	288	257
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	10	10
6.000% due 07/25/2036	1,077	817
6.500% due 12/25/2037	1,328	839
Credit Suisse Mortgage Capital Certificates 0.592% due 11/30/2037 ~	4,512	4,278
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	971	834
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.252% due 01/25/2047 •	356	402
Downey Savings & Loan Association Mortgage Loan Trust 0.913% due 09/19/2044 •	114	112
First Horizon Mortgage Pass-Through Trust 2.942% due 10/25/2035 ^~	365	368
GSR Mortgage Loan Trust 2.793% due 09/25/2035 ~	33	33
HarborView Mortgage Loan Trust
0.593% due 01/19/2036 •	2,037	1,498
0.773% due 06/20/2035 •	463	455
HomeBanc Mortgage Trust 0.712% due 03/25/2035 •	743	684
Impac CMB Trust 0.732% due 03/25/2035 •	537	528
IndyMac Mortgage Loan Trust 0.612% due 06/25/2035 •	131	120
JP Morgan Mortgage Trust
3.214% due 08/25/2035 ^~	104	98
5.750% due 01/25/2036 ^	12	8
Lehman Mortgage Trust 0.742% due 11/25/2036 •	1,269	746
Lehman XS Trust 0.317% due 08/25/2046 •	2,162	2,158
Merrill Lynch Mortgage Investors Trust 3.159% due 09/25/2035 ^~	126	118
Morgan Stanley Mortgage Loan Trust
2.793% due 07/25/2035 ~	309	299

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

6.315% due 06/25/2036 þ		3,253	1,365
Prime Mortgage Trust 6.000% due 06/25/2036 ^		275	271
Residential Accredit Loans, Inc. Trust
0.452% due 09/25/2036 •		1,500	1,463
0.592% due 08/25/2035 ^•		1,973	1,420
3.983% due 12/25/2035 ^~		1,654	1,544
4.301% due 09/25/2035 ^~		128	111
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		2,980	1,678
RESIMAC Bastille Trust 0.930% due 12/05/2059 •		511	511
Sequoia Mortgage Trust 0.653% due 07/20/2034 •		683	686
Structured Adjustable Rate Mortgage Loan Trust 2.392% due 12/25/2037 ^•		1,987	1,997
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	600	832
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 12/25/2045 •		$399	381
1.252% due 11/25/2045 •		2,688	2,668
1.843% due 10/25/2046 •		2,574	2,513
1.843% due 11/25/2046 •		1,792	1,762
2.621% due 01/25/2037 ^~		226	205
2.705% due 06/25/2037 ^~		1,307	1,276
3.103% due 12/25/2036 ^~		124	120
3.143% due 02/25/2037 ^~		724	726
Washington Mutual Mortgage Pass-Through Certificates Trust 4.146% due 09/25/2036 þ		2,500	1,061

Total Non-Agency Mortgage-Backed Securities (Cost $44,426)			46,851

ASSET-BACKED SECURITIES 12.3%
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,600	3,088
Argent Securities Trust 0.392% due 07/25/2036 •		$2,223	2,021
Bear Stearns Asset-Backed Securities Trust 0.412% due 08/25/2036 •		674	652
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •	EUR	2,900	3,448
Cairn CLO BV
0.000% due 10/15/2031 •		750	889
0.600% due 04/30/2031 •		1,500	1,774
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,400	1,660
Carrington Mortgage Loan Trust 0.842% due 10/25/2035 •		$5,477	5,389
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		1,247	884
Citigroup Mortgage Loan Trust, Inc. 0.512% due 08/25/2036 •		10,113	9,908
Countrywide Asset-Backed Certificates
0.332% due 04/25/2037 •		1,062	975
0.672% due 08/25/2036 •		45	45
6.367% due 09/25/2046 þ		6,706	5,851
Countrywide Asset-Backed Certificates Trust 1.052% due 02/25/2036 •		10,891	10,732
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	1,200	1,418
Fremont Home Loan Trust
0.227% due 10/25/2036 •		$1,731	1,593
0.232% due 01/25/2037 •		2,501	1,672
GSAA Home Equity Trust
0.292% due 03/25/2037 •		5,400	2,228
5.995% due 03/25/2046 ^~		5,449	3,154
GSAMP Trust 0.222% due 12/25/2046 •		4,992	3,290
GSRPM Mortgage Loan Trust 0.992% due 03/25/2035 •		3,189	3,205
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	1,100	1,303
Invesco Euro CLO DAC 0.650% due 07/15/2031 •		500	591
IXIS Real Estate Capital Trust 0.492% due 03/25/2036 ^•		$734	475
Long Beach Mortgage Loan Trust 0.252% due 12/25/2036 •		1,632	1,277
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	600	713
MASTR Specialized Loan Trust 0.842% due 11/25/2035 •		$2,862	2,860
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 11/25/2036 •		1,607	1,174
0.272% due 03/25/2037 •		3,680	2,018

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

New Century Home Equity Loan Trust 0.872% due 03/25/2035 •		1,047	1,030
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		1,908	1,334
0.232% due 03/25/2037 •		2,084	1,949
0.312% due 04/25/2037 •		1,352	1,085
0.312% due 05/25/2037 •		1,788	1,329
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		4,833	2,549
Residential Asset Mortgage Products Trust 1.342% due 10/25/2034 •		4,594	4,442
Residential Asset Securities Corp. Trust 0.752% due 12/25/2035 •		6,057	5,891
Securitized Asset-Backed Receivables LLC Trust 0.572% due 07/25/2036 •		1,159	673
Sound Point CLO Ltd. 1.163% due 01/23/2029 •		3,249	3,253
Soundview Home Loan Trust
0.262% due 08/25/2037 •		3,134	2,912
0.292% due 06/25/2037 •		3,084	2,555
1.392% due 10/25/2037 •		3,886	3,338
Specialty Underwriting & Residential Finance Trust 0.242% due 09/25/2037 •		1,235	953
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	400	475
Venture CLO Ltd. 1.238% due 07/20/2030 •		$2,000	1,998
Washington Mutual Asset-Backed Certificates Trust 0.152% due 11/25/2036 •		2,775	1,126

Total Asset-Backed Securities (Cost $110,333)			111,179

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,681	573
0.125% due 07/09/2035 þ		1,103	333
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,480	38
Brazil Government International Bond 4.750% due 01/14/2050		$1,788	1,740
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	7,300	2,239
0.750% due 07/31/2022		3,900	1,206
4.125% due 01/17/2048		$778	938
Provincia de Buenos Aires 37.954% due 05/31/2022	ARS	8,899	50
Saudi Government International Bond 3.450% due 02/02/2061		$2,000	2,001

Total Sovereign Issues (Cost $9,179)			9,118

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(f)		1,591,000	1,597
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(f)		449,450	719

Total Preferred Securities (Cost $2,117)			2,316

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
ARGENTINA TREASURY BILLS 0.1%
3.824% due 07/30/2021 - 09/13/2021 (c)(d)	ARS	81,613	480

ISRAEL TREASURY BILLS 1.7%
(0.011)% due 11/30/2021 - 04/06/2022 (c)(d)	ILS	51,500	15,796

U.S. TREASURY BILLS 1.5%
0.021% due 08/10/2021 - 08/24/2021 (c)(d)(h)(l)		$13,200	13,199

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $29,432)		29,475

Total Investments in Securities (Cost $633,665)		678,645

	SHARES
INVESTMENTS IN AFFILIATES 26.2%
SHORT-TERM INSTRUMENTS 26.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.2%
PIMCO Short Asset Portfolio	4,902,535	49,133
PIMCO Short-Term Floating NAV Portfolio III	19,026,385	187,619

Total Short-Term Instruments (Cost $236,757)		236,752

Total Investments in Affiliates (Cost $236,757)		236,752

Total Investments 101.3% (Cost $870,422)		$915,397
Financial Derivative Instruments (i)(k) 14.9%(Cost or Premiums, net $(17,759))		134,340
Other Assets and Liabilities, net (16.2)%		(146,269)

Net Assets 100.0%		$903,468

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

Sovereign Issues (1.8)%
Canada Government International Bond	2.750%	12/01/2048	CAD	16,900	$(16,026)	$(16,417)

Total Short Sales (1.8)%	$(16,026)	$(16,417)

(h)	Securities with an aggregate market value of $542 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $54 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	372	$372	$(93)	$(86)

Total Written Options	$(93)	$(86)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	75	$(40)	$(14)	$3	$(16)
Euro-Bund 10-Year Bond September Futures	09/2021	18	(3,684)	(24)	4	(12)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	75	(15)	10	11	(2)
U.S. Treasury 2-Year Note September Futures	09/2021	2,082	(458,707)	648	0	(49)
U.S. Treasury 5-Year Note September Futures	09/2021	2,528	(312,030)	932	0	(158)
U.S. Treasury 10-Year Note September Futures	09/2021	65	(8,613)	(50)	0	(15)
U.S. Treasury 30-Year Bond September Futures	09/2021	107	(17,200)	(543)	0	(70)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	313	(60,311)	(2,940)	0	(352)
United Kingdom Long Gilt September Futures	09/2021	17	(3,012)	(22)	0	(3)

Total Futures Contracts	$(2,003)	$18	$(677)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%		Quarterly	12/20/2025		$1,500	$(37)	$(1)	$(38)	$0	$0
CDX.IG-36 5-Year Index	(1.000)		Quarterly	06/20/2026		23,200	(596)	(2)	(598)	0	(4)

							$(633)	$(3)	$(636)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%		Quarterly	12/20/2025		$1,200	$(44)	$3	$(41)	$0	$(1)
CDX.EM-35 5-Year Index	1.000		Quarterly	06/20/2026		1,000	(36)	10	(26)	0	(1)
iTraxx Crossover 35 5-Year Index	5.000		Quarterly	06/20/2026	EUR	11,100	1,515	140	1,655	0	(13)

							$1,435	$153	$1,588	$0	$(15)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	17,600	$(7)	$64	$57	$38	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		13,800	459	(75)	384	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	370,800	(354)	(165)	(519)	0	(19)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		68,500	0	(51)	(51)	0	(17)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	12,800	9	(93)	(84)	0	(2)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		25,600	19	(186)	(167)	0	(4)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		71,800	2,053	(1,029)	1,024	12	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		24,000	3,702	(1,551)	2,151	145	0
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050		5,800	523	339	862	0	(35)
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	12,400	(7)	0	(7)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		17,100	(9)	0	(9)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		17,100	(8)	0	(8)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,100	(7)	0	(7)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		17,100	1	(1)	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		34,200	11	(1)	10	1	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$325,500	3,466	(870)	2,596	21	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	5,181	(546)	4,635	5	0
Pay(6)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		473,200	1,113	(3,652)	(2,539)	145	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		405,300	(14,228)	6,610	(7,618)	0	(143)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		131,100	(14,085)	2,772	(11,313)	0	(53)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		33,200	775	(580)	195	17	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		178,100	(330)	(2,638)	(2,968)	100	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(4,034)	1,139	(2,895)	0	(58)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		273,400	8,798	(6,321)	2,477	234	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		77,000	(8,914)	2,268	(6,646)	0	(84)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		36,000	(2,138)	390	(1,748)	43	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		80,200	(4,098)	1,731	(2,367)	0	(176)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		103,200	1,605	(2,776)	(1,171)	248	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		93,800	831	2,122	2,953	0	(247)
Receive(6)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		101,500	(720)	2,274	1,554	0	(282)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		9,600	0	(1,869)	(1,869)	44	0
Receive	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		9,600	170	1,700	1,870	0	(45)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		11,500	2,350	(840)	1,510	0	(62)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	6,200	49	139	188	19	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	18,600	(258)	(15)	(273)	36	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051	6,700	(104)	48	(56)	0	(30)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	975,000	(592)	206	(386)	0	(19)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	4,000	40	(5)	35	5	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026	10,300	(7)	3	(4)	15	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	400	(2)	12	10	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	1,500	104	(63)	41	3	0
Pay	UKRPI	3.603	Maturity	11/15/2028	7,700	698	(322)	376	19	0
Pay	UKRPI	3.480	Maturity	01/15/2030	16,900	650	(709)	(59)	51	0
Pay	UKRPI	3.415	Maturity	02/15/2030	9,300	193	(386)	(193)	29	0
Pay	UKRPI	3.475	Maturity	08/15/2030	400	3	(18)	(15)	1	0
Receive	UKRPI	3.397	Maturity	11/15/2030	600	6	28	34	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030	1,100	2	52	54	0	(4)
Receive	UKRPI	3.510	Maturity	11/15/2030	600	(6)	28	22	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040	1,000	(44)	(118)	(162)	7	0
Pay	UKRPI	3.272	Maturity	11/15/2040	800	(15)	(95)	(110)	6	0
Pay	UKRPI	3.273	Maturity	11/15/2040	1,100	(20)	(132)	(152)	8	0
Pay	UKRPI	3.340	Maturity	11/15/2040	1,000	13	(121)	(108)	7	0
Receive	UKRPI	3.000	Maturity	11/15/2050	400	28	103	131	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050	800	22	209	231	0	(13)
Receive	UKRPI	3.143	Maturity	11/15/2050	400	(21)	107	86	0	(7)

$(17,134)	$(2,884)	$(20,018)	$1,264	$(1,312)

Total Swap Agreements	$(16,332)	$(2,734)	$(19,066)	$1,264	$(1,331)

(j)	Securities with an aggregate market value of $14,661 and cash of $2,428 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	CAD	19,605	$16,163	$347	$0
07/2021	MXN	8,908	449	2	0
08/2021	EUR	30,637	37,182	821	0
08/2021	$244	RUB	18,342	5	0
09/2021	483	35,244	0	(7)
BPS	07/2021	GBP	505	$716	18	0
07/2021	JPY	126,227	1,154	18	0
07/2021	$340	RUB	25,341	6	0
08/2021	JPY	13,227	$119	0	0
08/2021	MXN	10,410	488	0	(32)
08/2021	$487	EUR	399	0	(13)
09/2021	ZAR	7,167	$498	1	0
CBK	07/2021	MXN	24,784	1,209	0	(33)
07/2021	$13,493	CAD	16,593	0	(107)
07/2021	86	RUB	6,642	4	0
08/2021	CAD	16,593	$13,493	107	0
08/2021	MXN	443	21	0	(1)
08/2021	$222	RUB	16,721	4	0
09/2021	1,201	MXN	24,784	32	0
09/2021	5,136	ZAR	70,632	0	(236)
11/2021	ILS	21,705	$6,655	3	(19)
11/2021	$3,959	MXN	80,777	21	0
02/2022	ILS	4,401	$1,360	5	0
04/2022	32,700	9,989	0	(86)
08/2022	3,956	1,197	0	(25)
GLM	07/2021	BRL	52,642	EUR	8,914	0	(14)
07/2021	72,136	$14,421	0	(82)
07/2021	EUR	8,112	BRL	52,642	965	0
07/2021	GBP	5,355	$7,571	163	0
07/2021	$14,279	BRL	72,136	224	0
07/2021	16,391	CAD	19,771	0	(442)
07/2021	172	RUB	13,313	9	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	BRL	72,136	$14,233	0	(221)
08/2021	EUR	8,880	BRL	52,642	11	0
08/2021	$312	RUB	23,359	5	0
09/2021	TWD	382,457	$13,960	176	0
09/2021	$170	HKD	1,316	0	0
09/2021	614	RUB	44,991	0	(6)
09/2021	2,487	ZAR	34,227	0	(112)
HUS	07/2021	8,111	GBP	5,860	0	(5)
07/2021	1,221	MXN	24,784	21	0
08/2021	GBP	5,860	$8,111	4	0
08/2021	$501	RUB	37,734	11	0
09/2021	151	KRW	168,657	0	(2)
09/2021	253	RUB	18,557	0	(3)
12/2021	SGD	1,370	$1,020	1	0
IND	07/2021	RUB	39,055	539	7	0
JPM	07/2021	TRY	1,408	160	0	0
10/2021	$4,611	MXN	97,003	197	0
MYI	07/2021	1,031	JPY	113,000	0	(14)
07/2021	313	RUB	23,965	14	0
SCX	07/2021	MXN	10,297	$514	0	(2)
07/2021	$1,293	CAD	1,591	0	(9)
09/2021	4,456	IDR	64,172,758	0	(89)
09/2021	1,203	TWD	33,296	0	(3)
12/2021	204	INR	15,296	0	(2)
12/2021	13,965	SGD	18,486	0	(222)
SOG	07/2021	98	RUB	7,586	6	0
08/2021	278	20,970	7	0
SSB	07/2021	BRL	72,136	$13,595	0	(908)
TOR	07/2021	CAD	16,759	13,872	352	0
08/2021	$1,285	CAD	1,591	0	(1)
UAG	07/2021	525	RUB	40,277	24	0
08/2021	521	EUR	427	0	(14)
09/2021	250	RUB	18,333	0	(2)

Total Forward Foreign Currency Contracts	$3,591	$(2,712)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	11,179	$68	$57

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	173,200	$407	$374
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	71,500	686	477

$1,093	$851

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	1,200	$7	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	1,100	6	4

$13	$4

Total Purchased Options	$1,174	$912

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	500	$(2)	$(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,400	(1)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	300	(2)	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,500	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,500	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	2,500	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,000	(1)	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	4,100	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	2,400	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,100	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,300	(4)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	400	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,400	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,600	(2)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,300	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,300	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,000	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,900	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,900	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,500	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,400	(3)	(2)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	700	(4)	(3)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	2,600	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	500	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	1,500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,500	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	2,200	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,300	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,300	(1)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,700	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,300	(2)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	300	(1)	0

$(87)	$(29)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	11,592	$(258)	$(63)
Call - OTC USD versus MXN	23.100	12/16/2021	11,592	(212)	(60)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	10,165	(104)	(43)
Call - OTC USD versus CNH	7.000	12/16/2021	10,165	(103)	(13)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	8,738	(173)	(37)
Call - OTC USD versus MXN	23.000	12/09/2021	8,738	(173)	(45)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	22,358	(68)	(49)

$(1,091)	$(310)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164%	11/01/2021	32,900	$(419)	$(46)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	900	(7)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	143,000	(686)	(437)

$(1,112)	$(483)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	2,200	$(10)	$(2)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,000	(6)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,000	(4)	(6)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	2,100	(7)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	2,600	(9)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	600	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	600	(1)	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	2,200	(7)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	700	(2)	(2)

$(54)	$(27)

Total Written Options	$(2,344)	$(849)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.944%	EUR	700	$162	$(10)	$152	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,506	$(326)	$278	$0	$(48)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAEMLT Index	43,339	1.021% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	$170,476	$0	$(137)	$0	$(137)
Receive	ERAEMLT Index	25,823	0.999% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/22/2021	66,999	0	33,997	33,997	0
Receive	ERAEMLT Index	29,357	1.067% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/06/2021	75,199	0	39,594	39,594	0
Receive	ERAEMLT Index	8,122	1.093% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/06/2021	20,900	0	10,856	10,856	0
JPM	Receive	ERAEMLT Index	53,660	0.943% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/09/2022	189,044	0	21,320	21,320	0
Receive	ERAEMLT Index	25,049	0.996% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/22/2022	98,827	0	(312)	0	(312)
MEI	Receive	ERAEMLT Index	10,245	1.061% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2021	26,687	0	13,412	13,412	0
Receive	ERAEMLT Index	34,628	1.110% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/02/2022	120,281	0	15,376	15,376	0

$0	$134,106	$134,555	$(449)

Total Swap Agreements	$(164)	$134,374	$134,707	$(497)

(l)

Securities with an aggregate market value of $1,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$42,871	$0	$42,871
Industrials	0	22,953	0	22,953
Utilities	0	8,062	0	8,062
Municipal Bonds & Notes
California	0	3,616	0	3,616
Illinois	0	91	0	91
Nebraska	0	101	0	101
Texas	0	944	0	944
Washington	0	2,444	0	2,444
U.S. Government Agencies	0	24,286	0	24,286
U.S. Treasury Obligations	0	374,338	0	374,338
Non-Agency Mortgage-Backed Securities	0	46,851	0	46,851
Asset-Backed Securities	0	111,179	0	111,179
Sovereign Issues	0	9,118	0	9,118
Preferred Securities
Banking & Finance	0	2,316	0	2,316
Short-Term Instruments
Argentina Treasury Bills	0	480	0	480
Israel Treasury Bills	0	15,796	0	15,796
U.S. Treasury Bills	0	13,199	0	13,199

	$0	$678,645	$0	$678,645
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$236,752	$0	$0	$236,752

Total Investments	$236,752	$678,645	$0	$915,397

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(16,417)	$0	$(16,417)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	1,264	0	1,282
Over the counter	0	139,210	0	139,210

	$18	$140,474	$0	$140,492
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(2,061)	0	(2,094)
Over the counter	(1)	(4,057)	0	(4,058)

	$(34)	$(6,118)	$0	$(6,152)

Total Financial Derivative Instruments	$(16)	$134,356	$0	$134,340

Totals	$236,736	$796,584	$0	$1,033,320

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.3% ¤
CORPORATE BONDS & NOTES 7.0%
BANKING & FINANCE 5.1%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$235	$249
American Tower Corp. 3.800% due 08/15/2029		194	216
Aviation Capital Group LLC
2.875% due 01/20/2022		55	56
4.375% due 01/30/2024		14	15
5.500% due 12/15/2024		400	452
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		166	180
5.500% due 01/15/2023		9	10
Banco BTG Pactual S.A. 4.500% due 01/10/2025		201	211
Bank of America Corp. 3.974% due 02/07/2030 •		166	188
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,816
3.650% due 03/16/2025		700	759
3.932% due 05/07/2025 •		500	540
4.375% due 01/12/2026		700	784
4.972% due 05/16/2029 •		200	234
7.125% due 06/15/2025 •(g)(h)	GBP	1,200	1,901
CIT Group, Inc. 5.000% due 08/15/2022		$7	7
Citigroup, Inc. 3.200% due 10/21/2026		600	651
Credit Suisse Group AG
1.359% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,743
4.194% due 04/01/2031 •		250	281
4.550% due 04/17/2026		1,100	1,247
7.500% due 07/17/2023 •(g)(h)		1,700	1,853
Deutsche Bank AG
1.346% (US0003M + 1.190%) due 11/16/2022 ~		111	112
1.369% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,650
1.375% due 09/03/2026 •	EUR	1,700	2,090
1.625% due 01/20/2027		3,000	3,743
1.750% due 01/17/2028		400	503
3.961% due 11/26/2025 •		$600	649
4.250% due 10/14/2021		6,456	6,526
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	2,146
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,566
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$800	817
3.350% due 11/01/2022		200	205
3.550% due 10/07/2022		900	925
3.813% due 10/12/2021		200	202
4.063% due 11/01/2024		300	319
5.584% due 03/18/2024		500	548
General Motors Financial Co., Inc.
1.184% (US0003M + 0.990%) due 01/05/2023 ~		7	7
1.457% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		166	189
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	312
4.292% due 09/12/2026 •		1,500	1,670
4.300% due 03/08/2026		500	564
International Lease Finance Corp. 5.875% due 08/15/2022		14	15
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)	EUR	900	1,309
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(g)(h)		$2,200	2,580
7.625% due 06/27/2023 •(g)(h)	GBP	780	1,184
Mitsubishi UFJ Financial Group, Inc. 0.013% due 05/30/2023 •	EUR	900	1,077
Nationwide Building Society 4.363% due 08/01/2024 •		$2,200	2,361

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,046
4.519% due 06/25/2024 •		1,600	1,719
4.892% due 05/18/2029 •		1,784	2,092
5.076% due 01/27/2030 •		1,700	2,018
8.000% due 08/10/2025 •(g)(h)		900	1,067
Navient Corp. 7.250% due 01/25/2022		28	29
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		507	508
2.600% due 09/28/2022		590	602
2.650% due 07/13/2022		1,407	1,431
3.650% due 09/21/2021		69	69
OneMain Finance Corp. 6.125% due 05/15/2022		14	15
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,500	2,735
UBS AG
5.125% due 05/15/2024 (h)		3,270	3,612
7.625% due 08/17/2022 (h)		3,350	3,605
UBS Group AG 7.125% due 08/10/2021 •(g)(h)		500	503
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	615
1.741% due 05/04/2030 •		1,100	1,408
2.879% due 10/30/2030 •		$900	954
3.000% due 02/19/2025		62	66
3.000% due 04/22/2026		1,000	1,076
WPC Eurobond BV 2.250% due 04/09/2026	EUR	201	259

			83,119

INDUSTRIALS 1.4%
Aker BP ASA 2.875% due 01/15/2026		$450	475
BAT Capital Corp. 3.222% due 08/15/2024		207	220
BAT International Finance PLC 3.950% due 06/15/2025		614	671
Boeing Co. 2.750% due 02/01/2026		900	941
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		166	186
Broadcom, Inc.
2.450% due 02/15/2031		900	885
3.500% due 02/15/2041		500	512
3.750% due 02/15/2051		200	209
Caterpillar, Inc. 2.600% due 09/19/2029		180	192
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		242	249
4.908% due 07/23/2025		1,770	2,007
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	875
Comcast Corp. 4.150% due 10/15/2028		159	184
CSN Resources S.A. 7.625% due 02/13/2023		200	208
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,829
Energy Transfer LP 4.250% due 03/15/2023		28	29
Expedia Group, Inc. 6.250% due 05/01/2025		264	307
Fairstone Financial, Inc. 7.875% due 07/15/2024		48	50
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	152	183
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		$270	296
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	630
3.500% due 07/26/2026		300	322
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	222
Micron Technology, Inc. 5.327% due 02/06/2029		$97	117
MPLX LP 2.650% due 08/15/2030		1,000	1,010
Nakilat, Inc. 6.067% due 12/31/2033		104	128
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,716
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	731

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

3.522% due 09/17/2025	1,500	1,603
4.345% due 09/17/2027	1,900	2,090
4.810% due 09/17/2030	400	452
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	1,000	1,023
Pfizer, Inc. 3.450% due 03/15/2029	166	187
T-Mobile USA, Inc.
2.250% due 02/15/2026	500	504
3.375% due 04/15/2029	600	621
3.500% due 04/15/2031	900	932

		22,796

UTILITIES 0.5%
American Water Capital Corp. 3.450% due 06/01/2029	166	184
Edison International 5.750% due 06/15/2027	62	71
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	5,000	5,011
3.000% due 06/15/2028	800	805
4.550% due 07/01/2030	900	964
Petrobras Global Finance BV 5.093% due 01/15/2030	1,636	1,788
Southern California Edison Co. 3.650% due 03/01/2028	131	144
Sprint Communications, Inc.
6.000% due 11/15/2022	14	15
11.500% due 11/15/2021	21	22
Sprint Corp.
7.125% due 06/15/2024	35	40
7.250% due 09/15/2021	76	77
7.875% due 09/15/2023	76	86

		9,207

Total Corporate Bonds & Notes (Cost $109,351)		115,122

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	163	186

Total Municipal Bonds & Notes (Cost $161)		186

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.152% due 12/25/2036 •	33	33
0.442% due 03/25/2037 - 09/25/2042 •	205	206
0.472% due 07/25/2037 •	28	28
0.492% due 09/25/2035 •	57	57
0.812% due 06/25/2037 •	30	30
0.842% due 01/25/2040 •	10	10
0.912% due 12/25/2039 •	16	16
0.992% due 07/25/2039 •	8	8
1.328% due 06/01/2043 - 07/01/2044 •	75	77
1.725% due 05/01/2035 •	2	2
1.766% due 10/01/2034 •	4	4
1.815% due 11/01/2034 •	2	2
1.837% due 01/01/2035 •	26	26
1.898% due 11/01/2035 •	19	20
1.969% due 10/01/2035 •	14	15
2.096% due 05/25/2035 ~	8	8
2.112% due 12/01/2033 •	13	13
2.180% due 07/01/2035 •	11	11
2.183% due 09/01/2035 •	29	30
2.220% due 06/01/2035 •	44	44
2.242% due 12/01/2033 •	64	64
2.300% due 03/01/2035 •	2	2
2.310% due 08/01/2022	193	195
2.336% due 05/01/2036 •	21	23
2.348% due 08/01/2035 •	36	37
2.351% due 09/01/2036 •	15	16
2.362% due 09/01/2035 •	9	9
2.409% due 07/01/2035 •	22	23
2.418% due 07/01/2036 •	27	29
2.463% due 06/01/2035 •	49	52
2.471% due 08/01/2036 •	24	25
2.564% due 07/01/2034 •	107	108
2.588% due 08/01/2035 •	80	85
3.204% due 05/01/2022 ~	1,242	1,248
5.759% due 03/25/2041 •(a)	242	41
6.609% due 03/25/2036 •(a)	106	18

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

26.194% due 12/25/2036 •	6	10
Freddie Mac
0.352% due 08/25/2031 •	33	33
0.403% due 02/15/2037 •	2	2
0.623% due 07/15/2041 •	320	325
0.643% due 06/15/2041 •	304	309
0.743% due 08/15/2037 •	86	88
0.773% due 08/15/2037 •	106	109
0.928% due 01/15/2038 •	53	54
1.328% due 02/25/2045 •	13	14
4.000% due 11/01/2047 - 03/01/2049	2,591	2,776
4.500% due 01/15/2041 - 04/01/2041	242	268
5.000% due 03/01/2038	1,408	1,615
5.500% due 06/01/2027 - 05/01/2040	635	732
6.000% due 02/01/2034 - 10/01/2039	742	860
6.397% due 07/15/2036 •(a)	131	24
6.627% due 04/15/2036 •(a)	27	4
Ginnie Mae
0.781% due 04/20/2068 •	145	147
2.125% due 11/20/2044 •	62	65
3.500% due 01/15/2042 - 07/15/2045	5,473	5,881
5.000% due 06/15/2034 - 06/15/2041	1,562	1,807
6.000% due 05/15/2037 - 07/15/2037	44	50
Ginnie Mae, TBA 5.000% due 07/01/2051	6,200	6,681
Small Business Administration
5.290% due 12/01/2027	51	54
5.600% due 09/01/2028	470	515
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 08/01/2049	20,636	21,811
4.000% due 07/01/2025 - 11/01/2028	1,071	1,141
4.500% due 04/01/2023 - 06/01/2042	2,155	2,348
5.500% due 10/01/2021 - 12/01/2039	1,139	1,307
6.000% due 05/01/2035 - 05/01/2041	339	393
6.500% due 09/01/2034	3	4
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2036	1,000	1,063
4.500% due 07/01/2036 - 08/01/2051	28,200	30,339

Total U.S. Government Agencies (Cost $81,326)		83,444

U.S. TREASURY OBLIGATIONS 29.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	16,300	14,648
1.625% due 11/15/2050	700	629
3.000% due 08/15/2048	628	750
3.000% due 02/15/2049	22,987	27,528
4.625% due 02/15/2040	8,790	12,621
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	830	993
0.750% due 02/15/2045	1,701	2,101
1.000% due 02/15/2046 (k)	5,060	6,625
1.000% due 02/15/2048	9,393	12,551
1.375% due 02/15/2044	6,389	8,829
U.S. Treasury Notes
0.375% due 12/31/2025 (k)(m)	2,800	2,747
0.375% due 01/31/2026	7,200	7,057
0.500% due 02/28/2026	11,800	11,623
1.500% due 10/31/2024 (k)	1,741	1,797
1.625% due 02/15/2026 (k)	3,700	3,836
1.750% due 12/31/2024 (k)(m)	10,300	10,720
2.000% due 07/31/2022 (k)	27,603	28,172
2.000% due 11/15/2026	8,600	9,078
2.125% due 08/15/2021	21	21
2.375% due 08/15/2024 (k)	18,300	19,378
2.375% due 05/15/2029	22,100	23,853
2.625% due 12/31/2025	14,245	15,402
2.625% due 02/15/2029	173,300	190,068
2.750% due 02/15/2024 (k)	9,000	9,560
2.875% due 05/15/2028	645	717
3.000% due 09/30/2025	35,731	39,123
3.000% due 10/31/2025	14,531	15,923

Total U.S. Treasury Obligations (Cost $442,210)		476,350

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
2.712% due 09/25/2035 ^~	2	2
3.134% due 01/25/2036 ^~	145	129
American Home Mortgage Investment Trust
2.171% due 02/25/2045 •	10	10
6.000% due 03/25/2047 þ	40	37
APS Resecuritization Trust 0.376% due 08/28/2054 ~	7,361	7,183
Banc of America Funding Trust
0.473% due 12/20/2046 ^•	136	135

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

0.513% due 04/20/2047 ^•		6	5
0.653% due 06/20/2047 •		325	301
2.809% due 09/20/2034 ~		2	2
6.412% due 10/25/2036 ^þ		2,590	2,567
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 04/25/2033 ~		3	3
2.552% due 01/25/2033 ~		51	53
2.711% due 08/25/2033 ~		4	4
2.742% due 01/25/2034 ~		219	227
2.893% due 02/25/2034 ~		1	1
3.128% due 07/25/2034 ~		8	8
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •		132	128
0.592% due 01/25/2036 ^•		8	11
2.624% due 05/25/2035 ~		3	3
3.008% due 09/25/2035 ^~		32	25
Bear Stearns Structured Products, Inc. Trust 3.227% due 01/26/2036 ^~		120	103
BellaVista Mortgage Trust 0.691% due 01/22/2045 •		1,065	1,030
Chase Mortgage Finance Trust 2.858% due 02/25/2037 ~		403	413
ChaseFlex Trust 0.392% due 07/25/2037 •		500	462
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.342% due 01/25/2036 •		211	205
0.342% due 06/25/2036 •		279	292
0.392% due 08/25/2035 •		984	1,018
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		15	15
2.530% due 10/25/2035 •		12	12
Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034		318	317
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •		165	157
0.472% due 09/25/2046 ^•		566	549
0.492% due 08/25/2037 •		15	11
0.592% due 05/25/2035 ^•		4,289	3,506
0.652% due 02/25/2037 •		919	811
0.732% due 11/25/2035 •		306	274
0.733% due 12/20/2035 •		63	60
1.116% due 12/25/2035 •		9	9
1.676% due 08/25/2035 •		1,829	1,783
2.898% due 05/25/2036 ~		408	341
5.500% due 11/25/2035		6	5
6.000% due 06/25/2047 ^		3,927	2,967
6.250% due 08/25/2036		165	135
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 02/25/2035 •		2	2
0.892% due 09/25/2034 •		75	74
2.195% due 02/20/2036 ^•		15	13
2.992% due 08/25/2034 ~		2	2
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		172	174
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.422% due 02/25/2036 •		1,475	1,502
0.842% due 10/25/2047 •		263	248
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	26	36
First Horizon Alternative Mortgage Securities Trust 2.749% due 08/25/2035 ^~		$171	160
First Horizon Mortgage Pass-Through Trust 2.861% due 08/25/2035 ~		49	39
FWD Securitization Trust 2.240% due 01/25/2050 ~		155	158
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~		32	32
GSR Mortgage Loan Trust
2.848% due 11/25/2035 ~		40	40
2.924% due 09/25/2035 ~		82	84
6.000% due 05/25/2037 ^		301	263
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		67	63
0.313% due 07/19/2047 •		308	298
0.593% due 01/19/2036 •		453	333
0.633% due 03/19/2035 •		1,435	1,439
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	7,374	10,253
IndyMac Mortgage Loan Trust
0.492% due 11/25/2046 •		$11,096	10,590
0.732% due 07/25/2045 •		5	4
3.003% due 01/25/2036 ^~		123	122
JP Morgan Mortgage Trust
3.075% due 04/25/2037 ~		6	5
5.750% due 01/25/2036 ^		12	8

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Lehman XS Trust 0.342% due 08/25/2037 •		112	109
MASTR Adjustable Rate Mortgages Trust 2.436% due 10/25/2033 ~		64	54
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •		171	168
Merrill Lynch Alternative Note Asset Trust 0.292% due 03/25/2037 •		521	198
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •		82	81
0.592% due 11/25/2035 •		22	22
2.024% due 05/25/2033 ~		7	7
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,520	3,673
3.500% due 10/25/2059 ~		72	77
PHH Alternative Mortgage Trust 0.252% due 02/25/2037 •		245	195
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		257	239
0.462% due 08/25/2036 •		1,001	957
3.983% due 12/25/2035 ^~		346	323
Residential Asset Securitization Trust
6.000% due 09/25/2036		956	502
6.000% due 05/25/2037 ^		391	322
6.250% due 07/25/2036 ^		429	427
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	17,215	23,865
Sequoia Mortgage Trust
0.493% due 07/20/2036 •		$228	225
0.513% due 06/20/2036 •		259	249
0.697% due 03/20/2035 •		1	1
Structured Adjustable Rate Mortgage Loan Trust
0.412% due 10/25/2035 •		1,982	1,965
1.516% due 01/25/2035 ^•		110	103
2.925% due 08/25/2035 ~		77	74
2.961% due 09/25/2035 ~		54	53
2.978% due 01/25/2035 ~		69	70
3.322% due 11/25/2035 ^~		106	102
Structured Asset Mortgage Investments Trust
0.593% due 07/19/2035 •		40	39
0.652% due 02/25/2036 ^•		79	76
0.793% due 02/19/2035 •		3	3
2.927% due 05/25/2047 ^~		2,713	2,438
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	800	1,110
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		650	903
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		3,381	4,702
Wachovia Mortgage Loan Trust LLC 2.447% due 05/20/2036 ^~		$109	113
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		3,342	3,402
0.672% due 10/25/2045 •		18	19
0.732% due 01/25/2045 •		113	112
0.926% due 07/25/2047 •		46	42
0.996% due 10/25/2046 ^•		491	464
1.106% due 06/25/2046 •		4,232	4,130
1.116% due 02/25/2046 •		331	333
1.316% due 11/25/2042 •		21	21
1.593% due 02/27/2034 •		49	51
1.843% due 08/25/2046 •		5,406	5,303
1.843% due 10/25/2046 •		73	72
1.877% due 12/25/2046 •		441	429
2.564% due 01/25/2037 ^~		631	630
2.705% due 06/25/2037 ^~		1,742	1,701
2.730% due 12/25/2036 ^~		185	182
Washington Mutual Mortgage Pass-Through Certificates Trust
0.866% due 02/25/2047 ^•		217	199
6.000% due 07/25/2036		1,647	1,517
Wells Fargo Alternative Loan Trust
2.705% due 07/25/2037 ^~		3,100	2,862
6.250% due 07/25/2037 ^		182	183
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		578	603

Total Non-Agency Mortgage-Backed Securities (Cost $103,640)			116,951

ASSET-BACKED SECURITIES 10.5%
ACE Securities Corp. Home Equity Loan Trust
0.707% due 12/25/2035 •		4,500	4,385
1.892% due 10/25/2032 •		2	2
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,400	2,843
Ares European CLO 0.660% due 10/15/2030 •		4,500	5,332

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Argent Securities Trust 0.202% due 09/25/2036 •		$87	37
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.912% due 02/25/2034 •		1,001	976
1.172% due 01/25/2034 •		153	153
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	6,100	7,219
Asset-Backed Funding Certificates Trust
0.312% due 01/25/2037 •		$3,070	2,198
1.142% due 03/25/2034 ^•		2,292	2,264
Asset-Backed Securities Corp. Home Equity Loan Trust
0.672% due 03/25/2036 •		11,443	10,449
1.052% due 07/25/2035 •		348	349
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	2,700	3,198
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$46	46
Bear Stearns Asset-Backed Securities Trust
0.412% due 08/25/2036 •		1,173	1,134
0.632% due 06/25/2036 •		2,995	2,995
1.112% due 10/25/2035 •		1,712	1,696
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,300	2,715
Cairn CLO BV 0.000% due 10/15/2031 •		1,300	1,541
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		2,300	2,727
Carrington Mortgage Loan Trust 0.352% due 02/25/2037 •		$509	492
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		2,245	2,269
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •		408	214
0.412% due 09/25/2036 •		3,473	2,948
Citigroup Mortgage Loan Trust, Inc. 0.992% due 09/25/2035 ^•		3,987	3,902
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 ^•		169	166
0.232% due 12/25/2046 •		696	641
0.242% due 06/25/2047 ^•		79	78
0.292% due 06/25/2037 ^•		2,815	2,870
0.342% due 01/25/2046 ^•		9,463	9,155
0.342% due 06/25/2047 •		2,359	2,284
0.492% due 08/25/2036 •		89	89
0.612% due 12/25/2036 ^•		6,556	6,398
0.652% due 09/25/2036 •		26	26
0.677% due 05/25/2036 •		1,900	1,880
0.692% due 06/25/2036 •		60	60
4.471% due 10/25/2046 ^~		195	195
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2047 ^•		175	173
0.282% due 06/25/2047 •		32	32
1.187% due 12/25/2034 •		19	19
1.217% due 12/25/2034 •		99	100
Credit Suisse Mortgage Capital Asset-Backed Trust 0.692% due 09/25/2037 •		1,580	1,572
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •		23	14
Fremont Home Loan Trust
0.152% due 01/25/2037 •		12	7
0.752% due 01/25/2036 •		74	72
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		103	103
2.580% due 07/17/2023		453	455
GSAA Home Equity Trust 0.332% due 06/25/2036 •		76	24
GSAMP Trust
0.222% due 12/25/2046 •		234	154
0.242% due 12/25/2046 •		38	25
0.322% due 01/25/2037 •		4,200	3,819
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,400	1,659
0.760% due 07/15/2031 •		5,800	6,898
1.040% due 07/15/2031		800	950
Home Equity Asset Trust 1.692% due 12/25/2034 •		$985	1,002
HSI Asset Securitization Corp. Trust 0.312% due 12/25/2036 •		1,027	397
JP Morgan Mortgage Acquisition Trust
0.392% due 07/25/2036 •		78	46
0.392% due 03/25/2037 •		298	288
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,300	2,722
0.650% due 04/15/2031 •		1,000	1,185
Laurelin DAC 0.720% due 10/20/2031 •		3,700	4,383

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		$78	78
3.750% due 04/25/2059 þ		194	196
Long Beach Mortgage Loan Trust
0.532% due 02/25/2036 •		227	223
0.652% due 10/25/2034 •		17	17
1.067% due 04/25/2035 •		189	189
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	800	950
0.690% due 12/15/2031 •		3,600	4,277
MASTR Asset-Backed Securities Trust
0.252% due 10/25/2036 •		$368	244
0.572% due 03/25/2036 •		58	47
MFA Trust 2.363% due 03/25/2060 þ		936	937
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •		4,063	2,157
0.222% due 02/25/2037 •		396	353
0.232% due 08/25/2036 •		497	315
0.342% due 03/25/2037 •		3,154	1,746
1.022% due 11/25/2034 •		342	342
1.022% due 07/25/2035 •		263	263
Morgan Stanley Home Equity Loan Trust 0.262% due 04/25/2037 •		312	207
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •		43	19
5.965% due 09/25/2046 ^þ		845	432
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.422% due 10/25/2036 ^•		177	51
NovaStar Mortgage Funding Trust
0.222% due 03/25/2037 •		5,038	3,848
0.412% due 10/25/2036 •		266	206
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	1,900	2,254
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		$40	40
RAAC Trust 0.602% due 08/25/2036 •		27	27
Residential Asset Mortgage Products Trust 0.542% due 11/25/2035 •		256	253
Residential Asset Securities Corp. Trust 0.722% due 10/25/2035 •		426	426
Securitized Asset-Backed Receivables LLC Trust
0.592% due 05/25/2036 •		9,660	6,730
0.672% due 11/25/2035 •		81	81
0.812% due 10/25/2035 •		304	284
Segovia European CLO 0.000% due 07/20/2032 •(b)	EUR	3,050	3,617
SG Mortgage Securities Trust 0.452% due 02/25/2036 •		$9,837	6,287
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,884	4,016
Soundview Home Loan Trust
0.172% due 06/25/2037 •		74	60
0.292% due 06/25/2037 •		138	114
0.352% due 02/25/2037 •		157	60
0.557% due 02/25/2036 •		170	165
Specialty Underwriting & Residential Finance Trust 0.692% due 12/25/2036 •		1,604	1,580
Structured Asset Investment Loan Trust 0.812% due 06/25/2035 •		10,191	10,184
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 03/25/2036 •		1,966	1,903
0.302% due 02/25/2037 •		2,707	2,598
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		2,050	2,067
WaMu Asset-Backed Certificates WaMu Trust 0.332% due 05/25/2037 •		589	537

Total Asset-Backed Securities (Cost $160,042)			172,405

SOVEREIGN ISSUES 5.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		2,282	797
0.125% due 07/09/2035 þ		3,354	1,056
0.125% due 07/09/2041 þ		8,905	3,188
1.000% due 07/09/2029		288	110
15.500% due 10/17/2026	ARS	3,616	9
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		5,447	31
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		7,584	44
Brazil Government International Bond 4.750% due 01/14/2050		$3,793	3,691
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	46,100	14,140
0.750% due 07/31/2022		6,500	2,010

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

4.125% due 01/17/2048		$800	964
5.500% due 01/31/2022	ILS	9,200	2,914
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	5,029,566	46,450
0.100% due 03/10/2029 (f)		1,308,172	12,111
Provincia de Buenos Aires 37.954% due 05/31/2022	ARS	7,130	40
Saudi Government International Bond
3.450% due 02/02/2061		$2,400	2,402
4.000% due 04/17/2025		1,700	1,880
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		650	823

Total Sovereign Issues (Cost $94,216)			92,895

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		200,000	240
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)		1,436,000	1,442
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		780,500	1,248
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,300,000	1,431

Total Preferred Securities (Cost $3,859)			4,361

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.4%
ARGENTINA TREASURY BILLS 0.0%
1.302% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	64,024	377

ISRAEL TREASURY BILLS 0.4%
(0.013)% due 10/06/2021 - 06/08/2022 (d)(e)	ILS	23,500	7,208

U.S. TREASURY BILLS 3.7%
0.026% due 08/10/2021 - 11/12/2021 (d)(e)(i)(k)(m)		$60,900	60,895

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.027% due 09/28/2021 - 10/05/2021 (d)(e)		20,600	20,598

Total Short-Term Instruments (Cost $89,067)			89,078

Total Investments in Securities (Cost $1,083,872)			1,150,792

		SHARES
INVESTMENTS IN AFFILIATES 30.5%
SHORT-TERM INSTRUMENTS 30.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.5%
PIMCO Short Asset Portfolio		8,204,153	82,222
PIMCO Short-Term Floating NAV Portfolio III		42,239,006	416,519

Total Short-Term Instruments (Cost $498,758)			498,741

Total Investments in Affiliates (Cost $498,758)			498,741

Total Investments 100.8% (Cost $1,582,630)			$1,649,533
Financial Derivative Instruments (j)(l) 10.3%(Cost or Premiums, net $3,009)			168,950
Other Assets and Liabilities, net (11.1)%			(182,613)

Net Assets 100.0%			$1,635,870

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$2,200	$(2,422)	$(2,411)

Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	10,500	(9,960)	(10,200)

Total Short Sales (0.8)%	$(12,382)	$(12,611)

(i)	Securities with an aggregate market value of $261 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $33 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	636	$636	$(159)	$(147)

Total Written Options	$(159)	$(147)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2021	167	$26,845	$813	$110	$0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	133	$(71)	$(25)	$4	$(29)
Euro-Bund 10-Year Bond September Futures	09/2021	32	(6,550)	(42)	7	(20)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	133	(27)	17	20	(3)
U.S. Treasury 2-Year Note September Futures	09/2021	1,740	(383,357)	542	0	(41)
U.S. Treasury 5-Year Note September Futures	09/2021	712	(87,882)	205	0	(45)
U.S. Treasury 10-Year Note September Futures	09/2021	812	(107,590)	(663)	0	(190)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	495	(95,380)	(4,649)	0	(557)
United Kingdom Long Gilt September Futures	09/2021	11	(1,949)	(19)	0	(2)

$(4,634)	$31	$(887)

Total Futures Contracts	$(3,821)	$141	$(887)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,600	$(168)	$9	$(159)	$0	$(4)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	10,000	(360)	101	(259)	0	(8)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	2,000	173	33	206	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	8,100	736	105	841	4	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	16,000	360	49	409	2	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	89,300	2,060	240	2,300	14	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	16,600	2,255	220	2,475	0	(21)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	30,500	910	89	999	0	(5)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	35,000	1,066	52	1,118	0	(6)

$7,032	$898	$7,930	$21	$(44)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	29,300	$(12)	$106	$94	$63	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	22,800	758	(124)	634	0	(3)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	610,800	(582)	(273)	(855)	0	(31)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	123,300	0	(91)	(91)	0	(30)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	16,700	0	(109)	(109)	0	(3)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	33,400	0	(218)	(218)	0	(6)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	124,100	(200)	1,970	1,770	20	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	10,400	(164)	1,096	932	62	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	1,700	14	(23)	(9)	11	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	15,700	0	(9)	(9)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026	22,300	0	(12)	(12)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	22,300	0	(10)	(10)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,300	0	(10)	(10)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	22,300	0	1	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	44,600	0	13	13	2	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$28,500	(332)	95	(237)	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	10,100	104	(23)	81	1	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	140,000	(181)	5,770	5,589	6	0
Pay(5)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	269,700	0	(1,447)	(1,447)	83	0
Pay(5)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	591,000	0	(4,088)	(4,088)	194	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		135,200	0	(9,190)	(9,190)	0	(33)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		104,500	156	(3,168)	(3,012)	0	(23)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		712,300	(22,242)	8,759	(13,483)	0	(159)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		45,900	1,363	(1,093)	270	24	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		214,100	(589)	(2,980)	(3,569)	120	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(85)	(3,406)	(3,491)	0	(70)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		140,000	3,022	(1,754)	1,268	120	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	(2,245)	(2,791)	0	(35)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		61,300	(3,632)	656	(2,976)	73	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(1,639)	(820)	0	(16)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		52,400	5,629	1,218	6,847	104	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		262,500	12,818	(15,245)	(2,427)	563	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		68,300	1,764	(2,539)	(775)	164	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		114,000	806	2,783	3,589	0	(301)
Receive(5)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		57,800	0	885	885	0	(160)
Receive(5)	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		151,500	0	3,969	3,969	0	(424)
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	06/30/2036		67,000	0	5,773	5,773	0	(285)
Receive	3-Month USD-LIBOR	1.031	Semi-Annual	06/30/2036		116,000	0	9,202	9,202	0	(497)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		20,400	0	(3,972)	(3,972)	94	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	06/30/2045		14,100	0	(2,731)	(2,731)	66	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	06/30/2045		36,700	0	(6,684)	(6,684)	173	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		17,200	1,655	(2,833)	(1,178)	100	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		19,600	3,999	(1,426)	2,573	0	(106)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	10,200	81	229	310	31	0
Pay(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	31,100	(432)	(24)	(456)	60	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		11,200	(173)	79	(94)	0	(50)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	6,120,000	(2,007)	626	(1,381)	3	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		1,606,000	(980)	344	(636)	0	(31)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	6,600	66	(8)	58	8	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		17,200	(12)	5	(7)	25	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	665	662	56	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	0	202	202	11	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	178	532	710	37	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	0	215	215	11	0
Pay	UKRPI	3.480	Maturity	01/15/2030		15,300	18	(71)	(53)	46	0
Pay	UKRPI	3.415	Maturity	02/15/2030		7,400	41	(195)	(154)	23	0
Receive	UKRPI	3.397	Maturity	11/15/2030		800	0	46	46	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,500	0	73	73	0	(5)
Receive	UKRPI	3.510	Maturity	11/15/2030		800	0	30	30	0	(3)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,400	0	(226)	(226)	10	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,100	0	(152)	(152)	8	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,500	0	(207)	(207)	11	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,300	0	(141)	(141)	10	0
Receive	UKRPI	3.000	Maturity	11/15/2050		600	0	197	197	0	(10)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,100	0	318	318	0	(18)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	108	108	0	(8)

							$1,119	$(22,401)	$(21,282)	$2,398	$(2,312)

Total Swap Agreements							$8,151	$(21,503)	$(13,352)	$2,419	$(2,356)

(k)	Securities with an aggregate market value of $31,037 and cash of $5,955 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2021		CAD	12,211			$10,067	$216		$0
		08/2021		EUR	62,795			76,242	1,713		0
		08/2021			$376		RUB	28,248	8		0
		09/2021			744			54,279	0		(11)
CBK		07/2021			21,161		CAD	26,024	0		(167)
		07/2021			279		RUB	21,559	15		0
		08/2021		CAD	26,024			$21,161	167		0
		08/2021			$343		RUB	25,752	7		0
		09/2021			8,591		ZAR	118,156	0		(395)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

10/2021	ILS	9,303	$2,812	0	(45)
11/2021	46,114	14,021	0	(154)
11/2021	$7,232	MXN	147,569	39	0
02/2022	ILS	5,199	$1,588	0	(13)
06/2022	8,999	2,778	2	0
08/2022	6,594	1,995	0	(41)
GLM	07/2021	BRL	33,930	EUR	5,746	0	(9)
07/2021	62,511	$12,497	0	(71)
07/2021	EUR	5,229	BRL	33,930	622	0
07/2021	GBP	34,141	$48,266	1,039	0
07/2021	$12,373	BRL	62,511	195	0
07/2021	10,167	CAD	12,263	0	(274)
07/2021	560	RUB	43,217	29	0
08/2021	BRL	62,511	$12,334	0	(192)
08/2021	EUR	5,724	BRL	33,930	7	0
08/2021	$480	RUB	35,974	8	0
09/2021	HKD	4,015	$518	0	0
09/2021	TWD	626,947	22,884	288	0
09/2021	$945	RUB	69,290	0	(9)
09/2021	4,160	ZAR	57,257	0	(188)
HUS	07/2021	JPY	1,733,288	$15,889	287	0
07/2021	$47,254	GBP	34,141	0	(26)
08/2021	GBP	34,141	$47,257	26	0
08/2021	$772	RUB	58,113	17	0
09/2021	390	28,579	0	(4)
01/2022	ILS	9,709	$2,961	0	(26)
JPM	07/2021	TRY	2,390	271	0	0
10/2021	$7,915	MXN	166,500	338	0
MYI	07/2021	277	RUB	21,217	12	0
SCX	07/2021	JPY	4,657,315	$42,583	661	0
08/2021	6,390,603	57,593	54	0
09/2021	$7,300	IDR	105,140,335	0	(145)
12/2021	22,875	SGD	30,282	0	(363)
SOG	07/2021	317	RUB	24,626	19	0
08/2021	428	32,295	10	0
SSB	07/2021	BRL	62,510	$11,781	0	(787)
TOR	07/2021	CAD	26,076	21,583	547	0
UAG	07/2021	$910	RUB	69,763	41	0
09/2021	385	28,235	0	(4)

Total Forward Foreign Currency Contracts	$6,367	$(2,924)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	13,967	$85	$71

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	222,300	$530	$480
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	120,100	1,153	802

$1,683	$1,282

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	1,900	$11	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,500	14	6
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,000	11	7

$36	$13

Total Purchased Options	$1,804	$1,366

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	900	$(4)	$(3)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,500	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,200	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	2,100	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,800	(3)	(3)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,500	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,500	(3)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	4,200	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	4,200	(6)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,800	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,100	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	6,500	(9)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	3,900	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,800	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,100	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,000	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	3,000	(3)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,500	(6)	(3)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	700	(3)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,300	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	2,500	(2)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	3,800	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	3,800	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	8,600	(9)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	3,000	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	3,100	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,600	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,000	(5)	(4)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	1,700	(10)	(4)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	1,200	(7)	(5)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,500	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	4,300	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	900	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	2,900	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	2,400	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,100	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	2,500	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,600	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	8,700	(9)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	3,800	(4)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,200	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,000	(2)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	2,900	(4)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,200	(3)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	500	(1)	0

$(173)	$(65)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,500	$(345)	$(84)
Call - OTC USD versus MXN	23.100	12/16/2021	15,500	(283)	(80)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,591	(139)	(57)
Call - OTC USD versus CNH	7.000	12/16/2021	13,591	(138)	(17)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,683	(231)	(50)
Call - OTC USD versus MXN	23.000	12/09/2021	11,683	(231)	(60)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	27,934	(85)	(62)

$(1,452)	$(410)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	14,400	$(171)	$(27)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	29,600	(377)	(41)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,400	(11)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	240,300	(1,153)	(735)

$(1,712)	$(803)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	3,500	$(15)	$(3)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	800	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	900	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,700	(11)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,700	(7)	(9)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	3,400	(11)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	4,400	(15)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	3,000	(19)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,100	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	4,000	(12)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,100	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	2,000	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	1,200	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	1,200	(4)	(3)

$(114)	$(57)

Total Written Options	$(3,451)	$(1,335)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$15,706	$(3,336)	$2,841	$0	$(495)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERAUSLT Index	170,804	0.361% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	$75,729	$0	$(25)	$0	$(25)
FAR	Receive	ERAUSLT Index	564,755	0.301% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/07/2021	250,395	0	(59)	0	(59)
Receive	ERAUSLT Index	223,447	0.311% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	99,070	0	(24)	0	(24)
Receive	ERAUSLT Index	220,384	0.387% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/09/2022	87,300	0	10,271	10,271	0
JPM	Receive	ERAUSLT Index	543,766	0.311% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	241,090	0	(57)	0	(57)
Receive	ERAUSLT Index	636,770	0.301% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2021	217,597	0	64,281	64,281	0
Receive	ERAUSLT Index	145,911	0.375% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2022	62,365	0	2,295	2,295	0
UAG	Receive	ERAUSLT Index	447,417	0.301% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	198,371	0	(46)	0	(46)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	ERAUSLT Index	739,654	0.301% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/04/2021	237,178	0	90,165	90,165	0

							$0	$166,801	$167,012	$(211)

Total Swap Agreements							$(3,336)	$169,642	$167,012	$(706)

(m)

Securities with an aggregate market value of $1,410 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$83,119	$0		$83,119
Industrials					0	22,796	0		22,796
Utilities					0	9,207	0		9,207
Municipal Bonds & Notes
Illinois					0	186	0		186
U.S. Government Agencies					0	83,444	0		83,444
U.S. Treasury Obligations					0	476,350	0		476,350
Non-Agency Mortgage-Backed Securities					0	116,951	0		116,951
Asset-Backed Securities					0	172,405	0		172,405
Sovereign Issues					0	92,895	0		92,895
Preferred Securities
Banking & Finance					0	4,361	0		4,361
Short-Term Instruments
Argentina Treasury Bills					0	377	0		377
Israel Treasury Bills					0	7,208	0		7,208
U.S. Treasury Bills					0	60,895	0		60,895
U.S. Treasury Cash Management Bills					0	20,598	0		20,598

					$0	$1,150,792	$0		$1,150,792
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$498,741	$0	$0		$498,741

Total Investments					$498,741	$1,150,792	$0		$1,649,533

Short Sales, at Value - Liabilities
Sovereign Issues					0	(10,200)	0		(10,200)
U.S. Government Agencies					0	(2,411)	0		(2,411)

					$0	$(12,611)	$0		$(12,611)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					31	2,529	0		2,560
Over the counter					0	174,745	0		174,745

					$31	$177,274	$0		$177,305
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(54)	(3,336)	0		(3,390)
Over the counter					(4)	(4,961)	0		(4,965)

					$(58)	$(8,297)	$0		$(8,355)

Total Financial Derivative Instruments					$(27)	$168,977	$0		$168,950

Totals					$498,714	$1,307,158	$0		$1,805,872

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.7% ¤
CORPORATE BONDS & NOTES 12.4%
BANKING & FINANCE 7.7%
American Tower Corp. 3.800% due 08/15/2029		$1,305	$1,455
Aviation Capital Group LLC 5.500% due 12/15/2024		1,100	1,244
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	800	1,027
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$228	249
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		2,238	2,280
4.337% due 01/10/2028		400	448
4.972% due 05/16/2029 •		400	469
5.088% due 06/20/2030 •		400	467
5.200% due 05/12/2026		400	458
7.125% due 06/15/2025 •(h)(i)	GBP	1,025	1,623
7.250% due 03/15/2023 •(h)(i)		300	449
7.875% due 03/15/2022 •(h)(i)		$400	418
8.000% due 06/15/2024 •(h)(i)		300	341
BNP Paribas S.A. 6.750% due 03/14/2022 •(h)(i)		500	517
BOC Aviation Ltd. 4.000% due 01/25/2024		200	213
Credit Suisse Group AG
3.091% due 05/14/2032 •		250	258
6.375% due 08/21/2026 •(h)(i)		720	803
7.125% due 07/29/2022 •(h)(i)		300	313
Crown Castle International Corp. 4.300% due 02/15/2029		972	1,119
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		2,005	2,026
1.375% due 09/03/2026 •	EUR	1,100	1,352
1.625% due 01/20/2027		1,900	2,370
1.750% due 01/17/2028		200	251
3.961% due 11/26/2025 •		$3,402	3,680
4.250% due 10/14/2021		4,414	4,462
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		149	150
Equinix, Inc. 1.550% due 03/15/2028		778	765
Equitable Holdings, Inc. 4.350% due 04/20/2028		513	589
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	400	486
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		746	973
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$1,351	1,380
3.340% (US0003M + 3.140%) due 01/07/2022 ~		200	202
3.550% due 10/07/2022		758	779
General Motors Financial Co., Inc. 1.275% (US0003M + 1.100%) due 11/06/2021 ~		233	234
GSPA Monetization Trust 6.422% due 10/09/2029		46	50
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		513	517
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	312
3.000% due 05/29/2030 •	GBP	1,072	1,604
4.292% due 09/12/2026 •		$828	922
4.300% due 03/08/2026		500	564
4.950% due 03/31/2030		700	846
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		300	333
International Lease Finance Corp. 5.875% due 08/15/2022		78	83
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(h)(i)	EUR	800	1,164
Lloyds Banking Group PLC
4.550% due 08/16/2028		$933	1,089
4.947% due 06/27/2025 •(h)(i)	EUR	200	262

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

7.500% due 09/27/2025 •(h)(i)		$1,445	1,694
7.625% due 06/27/2023 •(h)(i)	GBP	840	1,275
Nationwide Building Society 4.363% due 08/01/2024 •		$856	919
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		778	786
2.000% due 03/04/2025 •	EUR	100	125
2.875% due 09/19/2026 •	GBP	342	503
3.875% due 09/12/2023		$200	214
4.269% due 03/22/2025 •		1,322	1,435
4.800% due 04/05/2026		300	344
4.892% due 05/18/2029 •		979	1,148
5.076% due 01/27/2030 •		778	923
8.000% due 08/10/2025 •(h)(i)		902	1,070
8.625% due 08/15/2021 •(h)(i)		1,584	1,599
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		47	47
2.600% due 09/28/2022		93	95
2.650% due 07/13/2022		141	143
OneMain Finance Corp. 5.625% due 03/15/2023		141	151
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		18	19
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		933	1,021
SL Green Realty Corp. 4.500% due 12/01/2022		605	630
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	205
Societe Generale S.A. 7.375% due 09/13/2021 •(h)(i)		200	202
Standard Chartered PLC 1.456% due 01/14/2027 •		2,500	2,480
UBS AG
5.125% due 05/15/2024 (i)		747	825
7.625% due 08/17/2022 (i)		2,915	3,137
UBS Group AG 4.125% due 09/24/2025		500	558
UniCredit SpA
6.572% due 01/14/2022		1,500	1,546
6.750% due 09/10/2021 •(h)(i)	EUR	400	480
Wells Fargo & Co. 2.393% due 06/02/2028 •		$12,758	13,240
Weyerhaeuser Co. 4.000% due 04/15/2030		778	886
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,305	1,681

			80,977

INDUSTRIALS 3.2%
Aker BP ASA 2.875% due 01/15/2026		$450	474
Baidu, Inc. 3.075% due 04/07/2025		1,011	1,069
BAT Capital Corp. 3.222% due 08/15/2024		47	50
BAT International Finance PLC 3.950% due 06/15/2025		141	154
Boeing Co. 2.750% due 02/01/2026		800	836
Broadcom, Inc.
2.450% due 02/15/2031		1,000	983
3.500% due 02/15/2041		500	512
3.750% due 02/15/2051		200	209
Canadian Pacific Railway Co. 4.500% due 01/15/2022		93	95
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		1,631	1,677
4.908% due 07/23/2025		1,088	1,233
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	875
CVS Health Corp. 4.250% due 04/01/2050		622	739
DAE Funding LLC
1.625% due 02/15/2024		1,000	1,016
2.625% due 03/20/2025		600	612
3.375% due 03/20/2028		600	615
Expedia Group, Inc. 6.250% due 05/01/2025		462	538
Fairstone Financial, Inc. 7.875% due 07/15/2024		326	341
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		795	836
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	211

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 07/26/2026		3,243	3,476
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,351	1,606
Kraft Heinz Foods Co. 5.200% due 07/15/2045		$78	97
Micron Technology, Inc. 5.327% due 02/06/2029		233	282
MPLX LP 2.650% due 08/15/2030		1,000	1,010
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,245	1,299
3.522% due 09/17/2025		1,634	1,746
4.345% due 09/17/2027		2,089	2,298
4.810% due 09/17/2030		700	791
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		1,000	1,023
Sasol Financing USA LLC 5.875% due 03/27/2024		200	214
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,000	974
T-Mobile USA, Inc.
2.250% due 02/15/2026		800	808
2.875% due 02/15/2031		1,200	1,193
3.375% due 04/15/2029		500	517
3.500% due 04/15/2031		600	622
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,322	1,339
3.375% due 07/09/2060		1,322	1,360
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		389	422
ZF North America Capital, Inc. 4.500% due 04/29/2022		250	256

			34,408

UTILITIES 1.5%
AT&T, Inc. 2.250% due 02/01/2032		311	306
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		934	1,060
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		934	1,028
DTE Electric Co. 2.625% due 03/01/2031		1,089	1,149
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		4,900	4,910
3.000% due 06/15/2028		500	503
4.550% due 07/01/2030		900	964
Petrobras Global Finance BV 5.093% due 01/15/2030		671	733
Rio Oil Finance Trust 8.200% due 04/06/2028		691	801
San Diego Gas & Electric Co. 3.320% due 04/15/2050		700	743
Southern California Edison Co. 3.700% due 08/01/2025		1,789	1,950
Sprint Communications, Inc. 6.000% due 11/15/2022		466	494
Sprint Corp.
7.250% due 09/15/2021		902	917
7.875% due 09/15/2023		279	317

			15,875

Total Corporate Bonds & Notes (Cost $122,721)			131,260

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		5	6
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		390	481
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		135	169
6.725% due 04/01/2035		270	340

			996

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (e)		905	885

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	233	331

Total Municipal Bonds & Notes (Cost $2,024)		2,212

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	447	410
0.422% due 04/25/2037 •	4	4
0.442% due 07/25/2037 •	10	10
0.612% due 10/25/2040 •	29	29
1.800% due 03/01/2034 •	37	38
2.310% due 08/01/2022	90	91
2.323% due 12/01/2034 •	45	45
2.358% due 01/25/2031 ~(a)	466	66
4.500% due 09/25/2040	962	1,172
5.959% due 03/25/2037 •(a)	242	45
6.009% due 04/25/2037 •(a)	635	120
6.059% due 11/25/2039 •(a)	126	22
6.289% due 03/25/2037 •(a)	306	55
6.309% due 05/25/2037 •(a)	696	117
6.699% due 04/25/2037 •(a)	1,403	279
7.109% due 02/25/2037 •(a)	134	29
7.559% due 07/25/2033 •(a)	70	14
9.965% due 11/25/2040 •	3	4
Freddie Mac
0.373% due 05/15/2037 •	9	9
3.500% due 07/15/2042	2,451	2,568
4.000% due 11/01/2047 - 03/01/2049	1,901	2,034
5.000% due 04/15/2041	1,263	1,502
5.500% due 03/15/2034	172	198
6.497% due 09/15/2036 •(a)	249	44
6.500% due 05/01/2035	68	76
10.714% due 02/15/2040 •	132	163
12.981% due 02/15/2041 •	3	4
14.274% due 09/15/2041 •	468	695
Ginnie Mae
0.436% due 08/20/2047 •	210	209
0.781% due 04/20/2068 •	1,165	1,177
2.125% due 11/20/2044 •	397	413
Ginnie Mae, TBA 5.000% due 07/01/2051	1,300	1,401
Small Business Administration
5.490% due 03/01/2028	21	23
6.020% due 08/01/2028	173	191
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	8,875	9,379
5.500% due 03/01/2028	5	6
6.000% due 08/01/2036 - 04/01/2041	514	597
6.500% due 09/01/2036	70	79

Total U.S. Government Agencies (Cost $23,185)		23,318

U.S. TREASURY OBLIGATIONS 27.9%
U.S. Treasury Bonds
3.000% due 08/15/2048	165	197
3.000% due 02/15/2049	10,110	12,107
3.125% due 05/15/2048	436	531
4.625% due 02/15/2040	2,296	3,297
U.S. Treasury Inflation Protected Securities
0.625% due 02/15/2043 (g)	181	216
0.750% due 02/15/2045 (g)	680	841
1.000% due 02/15/2046 (g)	4,207	5,508
1.000% due 02/15/2048 (g)	13,248	17,701
1.375% due 02/15/2044 (g)	2,266	3,131
U.S. Treasury Notes
1.125% due 02/15/2031	69,700	67,674
1.625% due 02/15/2026	745	773
1.750% due 12/31/2024 (k)(m)	2,600	2,706
2.000% due 12/31/2021 (k)	28,597	28,872
2.375% due 05/15/2029	9,820	10,598
2.625% due 12/31/2025	5,153	5,572
2.625% due 02/15/2029	87,362	95,815
2.750% due 05/31/2023 (k)	2,006	2,103
3.000% due 09/30/2025	19,845	21,729
3.000% due 10/31/2025 (k)	14,652	16,055

Total U.S. Treasury Obligations (Cost $296,089)		295,426

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust 3.134% due 01/25/2036 ^~	1,044	928

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

American Home Mortgage Assets Trust
1.036% due 11/25/2046 •		7,652	3,290
6.750% due 11/25/2046 þ		303	294
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •		41	42
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	9,149	12,699
Banc of America Funding Trust
2.953% due 09/20/2046 ^~		$1,136	1,086
2.995% due 06/20/2037 ^~		42	40
6.000% due 08/25/2036 ^		29	30
Banc of America Mortgage Trust
2.458% due 02/25/2034 ~		18	18
2.613% due 01/25/2035 ~		19	19
2.764% due 06/25/2034 ~		25	25
3.175% due 05/25/2033 ~		34	35
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •		11	12
2.723% due 08/25/2033 ~		42	42
3.129% due 02/25/2036 ^~		245	243
Bear Stearns ALT-A Trust
0.412% due 01/25/2047 ^•		157	147
2.624% due 05/25/2035 ~		47	49
Chase Mortgage Finance Trust
3.101% due 01/25/2036 ^~		26	25
3.206% due 09/25/2036 ^~		316	289
ChaseFlex Trust 0.392% due 07/25/2037 •		2,021	1,871
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 05/25/2036 •		401	382
Citigroup Mortgage Loan Trust
0.572% due 11/25/2036 •		13	13
2.480% due 10/25/2035 ^•		61	64
2.530% due 10/25/2035 •		43	44
3.228% due 09/25/2059 þ		1,239	1,244
3.234% due 09/25/2037 ^~		34	34
3.258% due 04/25/2066 ~		842	850
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •		54	56
CitiMortgage Alternative Loan Trust
0.692% due 04/25/2037 •		386	322
6.000% due 12/25/2036 ^		206	208
6.000% due 06/25/2037 ^		257	258
Countrywide Alternative Loan Trust
0.303% due 09/20/2046 •		68	56
0.332% due 12/25/2046 •		1,730	1,677
0.432% due 11/25/2036 «•		1	0
0.612% due 12/25/2035 •		23	22
0.691% due 11/20/2035 •		204	196
0.692% due 08/25/2035 •		1,050	1,010
1.516% due 08/25/2035 •		85	83
1.596% due 01/25/2036 •		316	317
5.500% due 06/25/2025		496	481
5.500% due 11/25/2035 ^		153	120
5.750% due 03/25/2037		344	271
6.000% due 12/25/2035 ^		607	576
6.000% due 05/25/2036 ^		81	55
6.000% due 08/25/2036 ^•		176	144
6.250% due 08/25/2036		1,225	1,005
7.000% due 10/25/2037		171	90
Countrywide Home Loan Mortgage Pass-Through Trust
0.692% due 05/25/2035 •		177	150
0.752% due 02/25/2035 •		14	13
2.728% due 10/20/2034 ~		48	49
5.750% due 05/25/2037 ^		16	12
6.000% due 01/25/2037 ^		412	306
6.000% due 02/25/2037 ^		415	302
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •		136	131
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^		38	36
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~		2,567	2,590
3.310% due 06/25/2050 ~		1,075	966
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.472% due 02/25/2037 ^•		1,342	1,303
0.592% due 02/25/2035 •		317	310
Downey Savings & Loan Association Mortgage Loan Trust 0.283% due 10/19/2036 •		309	276
First Horizon Alternative Mortgage Securities Trust
2.365% due 12/25/2035 ~		134	124
2.535% due 06/25/2036 ^~		975	897
GSR Mortgage Loan Trust
1.790% due 04/25/2032 •		25	22
2.590% due 12/25/2034 ~		17	18
2.825% due 11/25/2035 ~		22	23

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

2.848% due 11/25/2035 ~		82	81
2.962% due 09/25/2035 ~		88	89
3.084% due 07/25/2035 ~		15	15
5.500% due 01/25/2037		72	84
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		513	482
2.116% due 10/19/2035 •		1,245	884
Impac CMB Trust 0.732% due 03/25/2035 •		314	309
Impac Secured Assets Trust 3.100% due 07/25/2035 ~		87	76
IndyMac Mortgage Loan Trust
0.282% due 09/25/2046 •		253	238
0.492% due 11/25/2046 •		1,301	1,241
0.572% due 07/25/2035 •		444	431
2.709% due 05/25/2035 ~		889	692
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		728	723
JP Morgan Mortgage Trust
2.568% due 06/25/2035 ~		13	13
2.696% due 07/25/2035 ~		107	112
2.801% due 07/25/2035 ~		10	10
2.849% due 07/25/2035 ~		275	286
2.949% due 07/27/2037 ~		189	187
5.750% due 01/25/2036 ^		24	16
Lehman Mortgage Trust 0.742% due 11/25/2036 •		316	186
Lehman XS Trust 0.317% due 08/25/2046 •		763	762
London Wall Mortgage Capital PLC 0.936% due 11/15/2049 •	GBP	84	117
Luminent Mortgage Trust 3.053% due 04/25/2036 ~		$5,214	4,662
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		31	31
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		233	200
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.933% due 08/15/2032 •		100	96
Merrill Lynch Alternative Note Asset Trust
0.202% due 03/25/2037 •		503	193
0.292% due 03/25/2037 •		3,791	1,441
6.000% due 03/25/2037		89	55
Merrill Lynch Mortgage Investors Trust
1.671% due 02/25/2033 ~		65	66
1.991% due 04/25/2035 ~		24	24
2.038% due 02/25/2036 ~		3	3
2.842% due 05/25/2036 ~		179	170
MF1 Ltd. 1.262% due 12/25/2034 •		825	827
Morgan Stanley Mortgage Loan Trust
2.043% due 06/25/2036 ~		9	9
6.000% due 08/25/2036		136	89
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		143	110
MortgageIT Trust 0.612% due 12/25/2035 •		574	577
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,580	3,736
2.750% due 11/25/2059 ~		4,329	4,483
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		50	34
NovaStar Mortgage Funding Trust 0.476% due 09/25/2046 •		1,098	470
Prime Mortgage Trust 6.000% due 06/25/2036 ^		88	86
RBSSP Resecuritization Trust
0.342% due 02/26/2037 •		238	239
0.591% due 04/26/2037 •		14	13
Residential Accredit Loans, Inc. Trust
0.342% due 08/25/2037 •		49	47
1.023% due 10/25/2037 ~		651	628
6.000% due 01/25/2037 ^		71	69
6.000% due 03/25/2037		183	176
Residential Funding Mortgage Securities, Inc. Trust 3.371% due 04/25/2037 ~		364	335
Sequoia Mortgage Trust
0.724% due 05/20/2034 •		51	51
2.860% due 09/20/2046 ^~		196	153
Structured Adjustable Rate Mortgage Loan Trust
2.661% due 08/25/2035 ~		69	55
2.978% due 01/25/2035 ~		122	124
3.132% due 03/25/2036 ^~		74	65
Structured Asset Mortgage Investments Trust 0.512% due 04/25/2036 •		92	88

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

SunTrust Adjustable Rate Mortgage Loan Trust 2.512% due 01/25/2037 ^~		202	178
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	700	971
Thornburg Mortgage Securities Trust
1.494% due 06/25/2047 ^•		$452	455
1.494% due 06/25/2047 •		26	25
1.497% due 03/25/2044 ~		127	128
1.940% due 12/25/2044 ~		167	167
2.224% due 09/25/2037 ~		2	2
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		586	569
0.866% due 06/25/2047 •		2,474	2,364
0.872% due 01/25/2045 •		1,305	1,283
0.938% due 12/25/2046 •		61	60
1.116% due 02/25/2046 •		118	119
1.843% due 08/25/2046 •		174	171
2.554% due 06/25/2033 ~		101	105
2.705% due 06/25/2037 ^~		91	89
2.751% due 08/25/2035 ~		82	85
2.793% due 01/25/2035 ~		97	98
2.858% due 06/25/2037 ^~		247	242
2.888% due 12/25/2035 ~		396	402
2.909% due 10/25/2035 ~		43	43
Washington Mutual Mortgage Pass-Through Certificates Trust
0.172% due 09/25/2036 •		792	276
0.592% due 02/25/2036 •		954	825
0.866% due 02/25/2047 ^•		1,469	1,349
1.056% due 04/25/2046 •		121	114
Wells Fargo Mortgage-Backed Securities Trust 3.086% due 09/25/2036 ^~		12	12

Total Non-Agency Mortgage-Backed Securities (Cost $71,165)			74,861

ASSET-BACKED SECURITIES 13.0%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		1,798	1,800
Accredited Mortgage Loan Trust 0.352% due 09/25/2036 •		629	620
Argent Securities Trust 0.472% due 03/25/2036 •		2,063	1,950
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 01/25/2034 •		492	489
Asset-Backed Securities Corp. Home Equity Loan Trust 0.902% due 06/25/2034 •		1,507	1,477
Avery Point CLO Ltd. 1.170% due 07/17/2026 •		180	181
Bear Stearns Asset-Backed Securities Trust
1.142% due 08/25/2037 •		1,102	1,048
2.993% due 07/25/2036 ~		65	66
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,000	2,361
BNPP AM Euro CLO 0.650% due 10/15/2031 •		540	638
Cairn CLO BV
0.000% due 10/15/2031 •		900	1,067
0.600% due 04/30/2031 •		1,900	2,247
0.670% due 01/31/2030 •		1,584	1,879
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,600	1,897
Carrington Mortgage Loan Trust 1.308% due 10/20/2029 •		$3,423	3,425
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		5,067	5,073
Centex Home Equity Loan Trust 0.737% due 03/25/2034 •		790	780
Chase Funding Trust 0.732% due 08/25/2032 •		39	38
CIFC Funding Ltd. 1.036% due 10/25/2027 •		799	800
Citigroup Mortgage Loan Trust
0.282% due 05/25/2037 •		1,340	1,068
0.392% due 10/25/2036 •		406	299
0.612% due 03/25/2036 •		2,411	2,336
7.250% due 05/25/2036 þ		178	126
Citigroup Mortgage Loan Trust, Inc.
0.542% due 10/25/2036 •		863	861
0.992% due 09/25/2035 ^•		1,584	1,550
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 •		815	773
0.312% due 09/25/2037 ^•		712	716
0.492% due 02/25/2037 •		427	409
0.632% due 03/25/2036 •		850	812
0.752% due 04/25/2036 •		1,512	1,513
Countrywide Asset-Backed Certificates Trust
0.232% due 03/25/2037 •		412	399

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

0.242% due 03/25/2047 ^•		1,254	1,237
0.252% due 03/25/2037 •		49	49
0.832% due 08/25/2047 •		658	648
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		3,163	1,060
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,500	1,772
0.650% due 07/21/2030 •		1,351	1,603
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		$849	862
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		980	983
EMC Mortgage Loan Trust 1.392% due 02/25/2041 •		16	16
Encore Credit Receivables Trust 0.827% due 09/25/2035 •		130	130
First Franklin Mortgage Loan Trust
0.252% due 11/25/2036 •		544	538
0.402% due 09/25/2036 •		226	216
0.812% due 11/25/2035 •		1,028	1,007
Fremont Home Loan Trust
0.232% due 11/25/2036 •		565	394
0.242% due 10/25/2036 •		1,753	967
0.827% due 01/25/2035 •		556	553
0.827% due 07/25/2035 •		48	48
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		803	808
2.580% due 07/17/2023		303	305
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	3,112	3,696
GSAA Home Equity Trust
0.192% due 05/25/2037 •		$709	318
0.232% due 03/25/2036 •		344	160
0.412% due 04/25/2047 •		729	434
2.948% due 03/25/2036 ~		716	303
6.795% due 06/25/2036 þ		579	244
GSAMP Trust
0.182% due 01/25/2037 •		2,672	1,947
0.192% due 12/25/2046 •		255	166
0.222% due 12/25/2046 •		1,397	921
0.322% due 01/25/2037 •		605	550
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	1,300	1,540
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$565	490
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	600	709
JP Morgan Mortgage Acquisition Trust
0.302% due 10/25/2036 •		$692	682
0.392% due 03/25/2037 •		2,004	1,937
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	1,900	2,248
0.650% due 04/15/2031 •		900	1,067
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		$492	497
Long Beach Mortgage Loan Trust 0.532% due 02/25/2036 •		1,393	1,369
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	831
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		700	831
MASTR Asset-Backed Securities Trust 2.792% due 07/25/2034 •		$778	783
Merrill Lynch Mortgage Investors Trust 0.202% due 08/25/2037 •		5,671	3,677
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •		562	343
0.202% due 03/25/2037 •		2,295	1,247
0.222% due 02/25/2037 •		2,902	1,543
0.307% due 03/25/2037 •		8,891	4,739
1.007% due 03/25/2035 •		511	511
1.022% due 07/25/2035 •		1,796	1,795
Morgan Stanley Dean Witter Capital, Inc. Trust 1.072% due 02/25/2033 •		294	294
Mountain View CLO LLC 1.274% due 10/16/2029 •		1,000	1,000
Nassau Ltd. 1.334% due 10/15/2029 •		800	799
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		399	150
North Carolina State Education Assistance Authority 0.892% due 07/25/2039 •		880	882
NovaStar Mortgage Funding Trust 0.292% due 09/25/2037 •		1,118	1,100
Option One Mortgage Loan Trust
0.232% due 03/25/2037 •		445	342

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

0.632% due 01/25/2036 •		2,982	2,911
0.872% due 02/25/2035 •		993	990
Palmer Square Loan Funding Ltd. 1.076% due 10/24/2027 •		1,069	1,070
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.817% due 02/25/2035 •		4,050	4,044
Renaissance Home Equity Loan Trust
1.192% due 09/25/2037 •		379	194
5.586% due 11/25/2036 þ		975	514
Residential Asset Mortgage Products Trust 0.692% due 03/25/2036 •		957	946
Residential Asset Securities Corp. Trust
0.672% due 06/25/2033 •		143	134
0.752% due 12/25/2035 •		2,190	2,130
Securitized Asset-Backed Receivables LLC Trust
0.572% due 07/25/2036 •		869	505
0.812% due 10/25/2035 •		2,237	2,091
1.052% due 01/25/2036 ^•		776	695
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	4	5
1.676% due 04/25/2023 •		$273	276
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,237	2,313
Soundview Home Loan Trust
0.262% due 07/25/2037 •		654	609
0.557% due 02/25/2036 •		1,397	1,354
1.392% due 10/25/2037 •		868	745
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •		167	167
Specialty Underwriting & Residential Finance Trust
0.392% due 06/25/2037 •		155	112
0.692% due 12/25/2036 •		1,068	1,052
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	500	594
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$609	613
Structured Asset Investment Loan Trust
0.872% due 02/25/2035 •		2,596	2,588
3.242% due 08/25/2033 •		420	447
Structured Asset Securities Corp. Mortgage Loan Trust 0.302% due 02/25/2037 •		2,035	1,953
Symphony CLO Ltd. 1.136% due 07/14/2026 •		1,529	1,531
Telos CLO Ltd.
1.140% due 04/17/2028 •		497	497
1.460% due 01/17/2027 •		350	349
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	600	711
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$4,096	4,245
3.000% due 11/25/2058 ~		759	773
3.292% due 10/25/2057 ~		2,190	2,310
Venture CLO Ltd.
1.165% due 08/28/2029 •		1,400	1,400
1.208% due 04/20/2029 •		2,353	2,352
Wells Fargo Home Equity Asset-Backed Securities Trust
0.842% due 12/25/2035 •		1,478	1,454
1.037% due 03/25/2035 •		94	94
Wind River CLO Ltd. 1.054% due 10/15/2027 •		486	486

Total Asset-Backed Securities (Cost $129,745)			137,293

SOVEREIGN ISSUES 0.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		547	185
0.125% due 07/09/2035 þ		358	108
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,789	11
Brazil Government International Bond 4.750% due 01/14/2050		$1,701	1,655
Israel Government International Bond 4.125% due 01/17/2048		700	844
Saudi Government International Bond
3.450% due 02/02/2061		2,200	2,202
4.000% due 04/17/2025		1,042	1,152
4.500% due 10/26/2046		200	235

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 04/17/2049		500	633

Total Sovereign Issues (Cost $6,762)			7,025

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Santander S.A.
5.250% due 09/29/2023 •(h)(i)		200,000	252
6.250% due 09/11/2021 •(h)(i)		700,000	839
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(h)		657,000	659
SL Green Realty Corp. 6.500% due 07/30/2021 (h)		94,350	2,401
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)		369,375	591

Total Preferred Securities (Cost $4,364)			4,742

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.8%
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	59,113	349

ISRAEL TREASURY BILLS 2.1%
0.000% due 04/06/2022 (e)(f)	ILS	71,200	21,837

U.S. TREASURY BILLS 12.7%
0.057% due 08/19/2021 - 09/02/2021 (d)(e)(k)(m)		$134,800	134,792

Total Short-Term Instruments (Cost $156,819)			156,978

Total Investments in Securities (Cost $812,874)			833,115

		SHARES
INVESTMENTS IN AFFILIATES 22.2%
SHORT-TERM INSTRUMENTS 22.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short Asset Portfolio		5,602,832	56,152
PIMCO Short-Term Floating NAV Portfolio III		18,074,147	178,229

Total Short-Term Instruments (Cost $233,658)			234,381

Total Investments in Affiliates (Cost $233,658)			234,381

Total Investments 100.9% (Cost $1,046,532)			$1,067,496
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $2,247)			1,427
Other Assets and Liabilities, net (1.0)%			(10,819)

Net Assets 100.0%			$1,058,104

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$1,300	$(1,431)	$(1,425)

Sovereign Issues (0.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	5,200	(4,933)	(5,051)

Total Short Sales (0.6)%	$(6,364)	$(6,476)

(1)	Payable for short sales includes $17 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(33,209) at a weighted average interest rate of (0.136%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	420	$420	$(105)	$(97)

Total Written Options	$(105)	$(97)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	13	$2,661	$25	$8	$(3)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	88	$(47)	$(17)	$3	$(19)
Mini MSCI EAFE Index September Futures	09/2021	126	(14,516)	379	112	0
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	88	(18)	11	13	(2)
U.S. Treasury 2-Year Note September Futures	09/2021	286	(63,012)	100	0	(7)
U.S. Treasury 5-Year Note September Futures	09/2021	1,469	(181,318)	423	0	(92)
U.S. Treasury 10-Year Note September Futures	09/2021	577	(76,453)	(451)	0	(135)
U.S. Treasury 30-Year Bond September Futures	09/2021	229	(36,812)	(1,112)	0	(150)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	187	(36,033)	(1,756)	0	(210)
United Kingdom Long Gilt September Futures	09/2021	4	(709)	(7)	0	(1)

$(2,430)	$128	$(616)

Total Futures Contracts	$(2,405)	$136	$(619)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Volkswagen International Finance NV	1.000%	Quarterly	12/20/2025	0.558%	EUR	22,300	$274	$263	$537	$0	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$1,900	$(47)	$(1)	$(48)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,100	$(77)	$4	$(73)	$0	$(2)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	2,700	(98)	28	(70)	0	(2)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	800	73	10	83	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,600	39	2	41	0	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	16,700	2,269	222	2,491	0	(21)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	1,200	37	1	38	0	0

$2,243	$267	$2,510	$1	$(25)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	21,000	$(9)	$76	$67	$45	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	16,700	555	(91)	464	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	451,700	(431)	(201)	(632)	0	(23)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	77,400	0	(57)	(57)	0	(19)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	17,000	0	(111)	(111)	0	(3)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	34,000	0	(222)	(222)	0	(6)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	4,700	181	240	421	29	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	700	4	(8)	(4)	5	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	16,500	0	(9)	(9)	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		22,800	0	(12)	(12)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		22,800	0	(11)	(11)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,800	0	(10)	(10)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		22,800	0	1	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		45,600	0	14	14	2	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$52,700	81	2,023	2,104	2	0
Pay(7)	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024		154,000	0	(907)	(907)	42	0
Pay(7)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		109,100	0	(585)	(585)	33	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		34,200	1	(987)	(986)	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		54,280	(2,189)	1,161	(1,028)	0	(11)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		800	(2)	(37)	(39)	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		79,000	2,348	(1,884)	464	41	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		87,800	(127)	(1,337)	(1,464)	49	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		34,200	(481)	(726)	(1,207)	0	(24)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		77,000	1,618	(921)	697	66	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		54,800	(846)	(3,884)	(4,730)	0	(60)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		42,600	(2,534)	466	(2,068)	51	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,100	333	72	405	6	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		29,900	1,779	(2,055)	(276)	64	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		16,000	(988)	1,170	182	0	(38)
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		46,600	179	1,288	1,467	0	(123)
Receive(7)	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031		36,000	0	725	725	0	(98)
Receive(7)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		24,100	0	369	369	0	(67)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		13,700	2,802	(1,004)	1,798	0	(74)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	7,400	59	166	225	22	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	22,300	(310)	(17)	(327)	43	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		8,100	(125)	57	(68)	0	(36)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	1,182,000	(718)	250	(468)	0	(23)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	4,700	47	(5)	42	5	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		12,300	(9)	4	(5)	18	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	3,300	(42)	133	91	8	0
Pay	UKRPI	3.593	Maturity	11/15/2028		800	0	37	37	2	0
Pay	UKRPI	3.595	Maturity	11/15/2028		3,800	43	137	180	10	0
Pay	UKRPI	3.603	Maturity	11/15/2028		600	0	29	29	2	0
Pay	UKRPI	3.400	Maturity	01/15/2030		35,700	586	(1,217)	(631)	107	0
Pay	UKRPI	3.415	Maturity	02/15/2030		1,700	0	(35)	(35)	5	0
Receive	UKRPI	3.397	Maturity	11/15/2030		800	0	46	46	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,400	0	68	68	0	(5)
Receive	UKRPI	3.510	Maturity	11/15/2030		700	0	26	26	0	(3)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,400	0	(226)	(226)	10	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,000	0	(138)	(138)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,400	0	(193)	(193)	10	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,200	0	(130)	(130)	9	0
Receive	UKRPI	3.000	Maturity	11/15/2050		600	0	197	197	0	(10)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,000	0	289	289	0	(16)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	108	108	0	(8)

							$1,805	$(7,868)	$(6,063)	$698	$(660)

Total Swap Agreements							$4,275	$(7,339)	$(3,064)	$699	$(699)

(k)	Securities with an aggregate market value of $37,641 and cash of $4,130 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	MXN	8,304	$414	$0	$(2)
07/2021	$1,012	EUR	831	0	(26)
08/2021	CAD	20,925	$17,343	463	0
08/2021	$257	RUB	19,354	5	0
09/2021	481	35,061	0	(7)
09/2021	ZAR	5,288	$372	5	0
BPS	07/2021	JPY	93,268	853	13	0
07/2021	$292	RUB	21,772	5	0
08/2021	JPY	93,268	$841	1	0
11/2021	ILS	1,231	376	0	(3)
11/2021	MXN	1,498	74	0	0
12/2021	SGD	929	700	9	0
BRC	07/2021	RUB	33,047	455	5	0
08/2021	$28	MXN	575	1	0
CBK	07/2021	AUD	381	$295	9	0
07/2021	$165	RUB	12,713	9	0
08/2021	235	17,645	5	0
09/2021	388	TWD	10,633	0	(5)
09/2021	6,049	ZAR	83,188	0	(278)
11/2021	6,262	MXN	127,772	33	0
04/2022	ILS	71,200	$21,745	0	(192)
GLM	07/2021	BRL	8,639	EUR	1,463	0	(2)
07/2021	12,625	$2,524	0	(14)
07/2021	EUR	1,331	BRL	8,639	158	0
07/2021	GBP	15,631	$22,098	476	0
07/2021	$2,507	BRL	12,625	32	0
07/2021	330	RUB	25,484	17	0
08/2021	BRL	12,625	$2,499	0	(31)
08/2021	EUR	1,457	BRL	8,639	2	0
08/2021	$1,385	CAD	1,682	0	(28)
08/2021	329	RUB	24,648	5	0
09/2021	TWD	451,619	$16,484	208	0
09/2021	$647	RUB	47,384	0	(7)
09/2021	2,928	ZAR	40,312	0	(132)
HUS	07/2021	GBP	593	$837	17	0
07/2021	$22,455	GBP	16,224	0	(13)
08/2021	GBP	16,224	$22,457	12	0
08/2021	$529	RUB	39,817	11	0
09/2021	252	18,460	0	(3)
JPM	07/2021	TRY	1,731	$196	0	0
10/2021	$4,527	MXN	95,226	193	0
MYI	07/2021	198	RUB	15,201	9	0
08/2021	CAD	5,989	$4,937	106	0
RBC	08/2021	$5,049	CAD	6,090	0	(136)
09/2021	350	TWD	9,589	0	(4)
SCX	07/2021	EUR	39,776	$48,660	1,496	0
08/2021	38,945	46,215	6	0
09/2021	$5,903	IDR	85,018,744	0	(117)
12/2021	16,585	SGD	21,955	0	(263)
SOG	07/2021	187	RUB	14,522	11	0
08/2021	293	22,127	7	0
SSB	07/2021	BRL	12,625	$2,379	0	(159)
TOR	07/2021	MXN	8,532	412	0	(16)
UAG	07/2021	$879	RUB	66,070	26	(4)
09/2021	285	20,932	0	(3)

Total Forward Foreign Currency Contracts	$3,355	$(1,445)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	13,272	$80	$68

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	171,400	$416	$370
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	86,900	834	580

$1,250	$950

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$103.234	08/05/2021	1,400	$8	$5
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	1,100	6	0

$14	$5

Total Purchased Options	$1,344	$1,023

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	1,900	$(2)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,700	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	700	(1)	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,900	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,900	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	4,900	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	2,800	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,400	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,800	(3)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	500	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,700	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,200	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,900	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,900	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	6,000	(6)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,300	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,300	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,800	(2)	(1)
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	900	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,300	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,600	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	3,200	(3)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	2,600	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,500	(2)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	400	(1)	0

$(81)	$(21)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,593	$(347)	$(84)
Call - OTC USD versus MXN	23.100	12/16/2021	15,593	(285)	(81)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,673	(139)	(57)
Call - OTC USD versus CNH	7.000	12/16/2021	13,673	(139)	(18)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,754	(233)	(50)
Call - OTC USD versus MXN	23.000	12/09/2021	11,754	(232)	(60)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	26,544	(81)	(59)

$(1,456)	$(409)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	10,600	$(129)	$(20)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	23,800	(302)	(34)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	800	(6)	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	173,700	(833)	(531)

$(1,270)	$(585)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	600	$(3)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	600	(2)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	2,800	(9)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	700	(1)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	700	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	2,300	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	700	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	700	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	2,600	(10)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	700	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	700	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	1,100	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	1,500	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	1,600	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	2,400	(15)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	1,500	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	1,500	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	800	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	1,100	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	800	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	1,600	(5)	(3)

$(113)	$(27)

Total Written Options	$(2,920)	$(1,042)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,614	$(347)	$296	$0	$(51)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERADXULT Index	48,906	0.601% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	$109,505	$0	$(53)	$0	$(53)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	ERADXULT Index	97,981	0.555% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2022	218,809	0	414	414	0
MEI	Receive	ERADXULT Index	29,421	0.551% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	65,877	0	(29)	0	(29)
	Receive	ERADXULT Index	61,130	0.621% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/18/2022	133,835	0	2,887	2,887	0
SOG	Receive	ERADXULT Index	20,000	0.441% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/09/2022	44,782	0	(11)	0	(11)
	Receive	ERADXULT Index	25,238	0.545% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/23/2022	53,600	0	2,806	2,806	0
	Receive	ERADXULT Index	128,468	0.571% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/06/2022	287,653	0	(132)	0	(132)
	Receive	ERADXULT Index	67,142	0.515% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	156,009	0	(5,715)	0	(5,715)

								$0	$167	$6,107	$(5,940)

Total Swap Agreements								$(347)	$463	$6,107	$(5,991)

(m)

Securities with an aggregate market value of $7,905 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$80,977	$0		$80,977
Industrials						0	34,408	0		34,408
Utilities						0	15,875	0		15,875
Municipal Bonds & Notes
Illinois						0	996	0		996
New Jersey						0	885	0		885
Ohio						0	331	0		331
U.S. Government Agencies						0	23,318	0		23,318
U.S. Treasury Obligations						0	295,426	0		295,426
Non-Agency Mortgage-Backed Securities						0	74,861	0		74,861
Asset-Backed Securities						0	137,293	0		137,293
Sovereign Issues						0	7,025	0		7,025
Preferred Securities
Banking & Finance						2,401	2,341	0		4,742
Short-Term Instruments
Argentina Treasury Bills						0	349	0		349
Israel Treasury Bills						0	21,837	0		21,837
U.S. Treasury Bills						0	134,792	0		134,792

						$2,401	$830,714	$0		$833,115
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$234,381	$0	$0		$234,381

Total Investments						$236,782	$830,714	$0		$1,067,496

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2021 (Unaudited)

Sovereign Issues	0	(5,051)	0	(5,051)
U.S. Government Agencies	0	(1,425)	0	(1,425)

	$0	$(6,476)	$0	$(6,476)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	699	0	835
Over the counter	0	10,485	0	10,485

	$136	$11,184	$0	$11,320
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(1,390)	0	(1,415)
Over the counter	0	(8,478)	0	(8,478)

	$(25)	$(9,868)	$0	$(9,893)

Total Financial Derivative Instruments	$111	$1,316	$0	$1,427

Totals	$236,893	$825,554	$0	$1,062,447

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.4% ¤
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 6.1%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$914	$970
AIA Group Ltd. 3.375% due 04/07/2030		200	221
American Tower Corp. 3.800% due 08/15/2029		998	1,113
Aviation Capital Group LLC
2.875% due 01/20/2022		214	216
4.375% due 01/30/2024		54	58
5.500% due 12/15/2024		600	679
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		745	806
5.500% due 01/15/2023		31	33
Banco BTG Pactual S.A. 4.500% due 01/10/2025		954	1,000
Bank of America Corp. 3.974% due 02/07/2030 •		645	732
Barclays PLC
2.000% due 02/07/2028 •	EUR	400	487
3.650% due 03/16/2025		$200	217
4.972% due 05/16/2029 •		200	234
7.125% due 06/15/2025 •(g)(h)	GBP	758	1,201
8.000% due 06/15/2024 •(g)(h)		$428	487
Credit Suisse Group AG
3.750% due 03/26/2025		250	271
6.250% due 12/18/2024 •(g)(h)		200	220
6.375% due 08/21/2026 •(g)(h)		428	477
7.125% due 07/29/2022 •(g)(h)		400	418
7.250% due 09/12/2025 •(g)(h)		422	477
7.500% due 07/17/2023 •(g)(h)		460	501
Crown Castle International Corp. 4.300% due 02/15/2029		327	377
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,500	3,074
1.625% due 01/20/2027		1,100	1,372
1.750% due 01/17/2028		100	126
3.547% due 09/18/2031 •		$350	373
3.961% due 11/26/2025 •		800	865
Discover Bank 4.650% due 09/13/2028		1,006	1,182
Equitable Holdings, Inc. 4.350% due 04/20/2028		695	798
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	728	950
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		$300	299
5.584% due 03/18/2024		200	219
General Motors Financial Co., Inc. 1.184% (US0003M + 0.990%) due 01/05/2023 ~		26	26
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		645	736
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	312
4.000% due 03/09/2026 •(g)(h)		200	204
4.292% due 09/12/2026 •		309	344
4.300% due 03/08/2026		200	226
4.950% due 03/31/2030		200	242
International Lease Finance Corp. 5.875% due 08/15/2022		54	57
Lloyds Banking Group PLC
4.550% due 08/16/2028		200	233
4.947% due 06/27/2025 •(g)(h)	EUR	200	262
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$822	899
Nationwide Building Society 4.363% due 08/01/2024 •		980	1,052
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		959	981
1.750% due 03/02/2026 •	EUR	141	176
4.519% due 06/25/2024 •		$920	988

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

4.892% due 05/18/2029 •		1,430	1,677
Nomura Holdings, Inc.
2.648% due 01/16/2025		788	829
3.103% due 01/16/2030		200	210
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		17	18
Raymond James Financial, Inc. 4.650% due 04/01/2030		82	98
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		253	278
4.796% due 11/15/2024 •		1,331	1,456
Standard Chartered PLC 1.456% due 01/14/2027 •		500	496
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		822	883
UBS AG 5.125% due 05/15/2024 (h)		1,741	1,923
UBS Group AG
5.750% due 02/19/2022 •(g)(h)	EUR	200	245
7.125% due 08/10/2021 •(g)(h)		$400	403
Wells Fargo & Co. 3.000% due 04/22/2026		299	322
Weyerhaeuser Co. 4.000% due 04/15/2030		82	93
WP Carey, Inc. 4.250% due 10/01/2026		245	276
WPC Eurobond BV 2.250% due 04/09/2026	EUR	944	1,216

			37,614

INDUSTRIALS 3.7%
Aker BP ASA 2.875% due 01/15/2026		$150	158
AP Moller - Maersk A/S 3.750% due 09/22/2024		245	264
Bacardi Ltd. 4.700% due 05/15/2028		200	233
BAT Capital Corp. 3.222% due 08/15/2024		49	52
BAT International Finance PLC 3.950% due 06/15/2025		261	285
Boeing Co. 2.750% due 02/01/2026		400	418
Broadcom, Inc.
3.500% due 02/15/2041		300	307
3.750% due 02/15/2051		100	105
Centene Corp. 4.625% due 12/15/2029		245	270
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		1,186	1,220
4.908% due 07/23/2025		1,580	1,791
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		400	437
CSN Resources S.A. 7.625% due 02/13/2023		200	208
CVS Health Corp.
3.625% due 04/01/2027		82	91
3.750% due 04/01/2030		82	92
4.125% due 04/01/2040		82	95
4.250% due 04/01/2050		82	97
CVS Pass-Through Trust 6.943% due 01/10/2030		167	204
DAE Funding LLC
1.625% due 02/15/2024		500	508
2.625% due 03/20/2025		300	306
3.375% due 03/20/2028		300	308
Delta Air Lines, Inc. 4.500% due 10/20/2025		818	879
Energy Transfer LP 4.250% due 03/15/2023		190	200
Equinor ASA
3.125% due 04/06/2030		82	89
3.700% due 04/06/2050		82	95
Expedia Group, Inc. 6.250% due 05/01/2025		100	116
Fairstone Financial, Inc. 7.875% due 07/15/2024		188	197
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	592	714
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$300	315
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,294	1,416
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,484	1,563

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	890	1,058
InterContinental Hotels Group PLC 2.125% due 05/15/2027		100	128
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$23	28
5.200% due 07/15/2045		46	57
Micron Technology, Inc.
4.185% due 02/15/2027		164	185
5.327% due 02/06/2029		540	653
MPLX LP 2.650% due 08/15/2030		400	404
Nakilat, Inc. 6.067% due 12/31/2033		492	607
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	835
3.522% due 09/17/2025		800	855
4.345% due 09/17/2027		1,000	1,100
4.810% due 09/17/2030		300	339
Oracle Corp.
3.600% due 04/01/2040		82	87
3.850% due 04/01/2060		82	87
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		400	409
Sands China Ltd. 5.125% due 08/08/2025		854	956
Southern Co. 3.700% due 04/30/2030		82	91
T-Mobile USA, Inc.
2.250% due 02/15/2026		100	101
2.875% due 02/15/2031		200	199
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		164	178
Wynn Macau Ltd. 5.625% due 08/26/2028		1,000	1,046

			22,650

UTILITIES 1.2%
American Water Capital Corp. 3.450% due 06/01/2029		645	716
AT&T, Inc. 2.250% due 02/01/2032		654	643
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		82	101
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050		82	93
Edison International 5.750% due 06/15/2027		242	276
Exelon Corp. 4.050% due 04/15/2030		82	93
Georgia Power Co. 2.650% due 09/15/2029		82	86
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		2,200	2,205
3.000% due 06/15/2028		400	402
4.550% due 07/01/2030		400	428
Petrobras Global Finance BV 5.093% due 01/15/2030		386	422
Southern California Edison Co.
3.650% due 03/01/2028		674	742
3.700% due 08/01/2025		245	267
Sprint Corp.
7.125% due 06/15/2024		216	249
7.875% due 09/15/2023		623	709
Verizon Communications, Inc. 3.550% due 03/22/2051		100	107

			7,539

Total Corporate Bonds & Notes (Cost $62,672)			67,803

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		88	101

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		825	1,081

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $1,099)		1,182

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.442% due 07/25/2037 - 09/25/2042 •	20	20
0.472% due 07/25/2037 •	23	24
0.492% due 09/25/2035 •	51	52
0.502% due 09/25/2035 •	99	99
0.692% due 01/25/2051 •	31	31
0.812% due 06/25/2037 •	190	194
1.665% due 09/01/2035 •	2	2
1.898% due 11/01/2035 •	0	1
2.220% due 06/01/2035 •	1	2
2.242% due 12/01/2033 •	2	2
2.358% due 01/25/2031 ~(a)	478	68
2.463% due 06/01/2035 •	2	2
2.501% due 06/01/2034 •	5	5
5.759% due 03/25/2041 •(a)	941	160
6.609% due 03/25/2036 •(a)	413	70
26.194% due 12/25/2036 •	25	38
Freddie Mac
0.453% due 03/15/2037 •	185	187
0.773% due 08/15/2037 •	255	262
0.783% due 10/15/2037 •	43	44
0.793% due 05/15/2037 - 09/15/2037 •	288	294
2.144% due 06/01/2035 •	3	4
2.485% due 11/01/2034 •	2	2
4.000% due 01/01/2048 - 03/01/2049	1,167	1,247
5.000% due 05/01/2023 - 04/15/2041	674	787
5.500% due 03/15/2034 - 03/01/2039	194	222
6.000% due 08/01/2027 - 12/01/2037	24	28
6.397% due 07/15/2036 •(a)	511	93
6.627% due 04/15/2036 •(a)	104	15
Ginnie Mae
0.781% due 04/20/2068 •	566	572
2.125% due 11/20/2044 •	242	252
5.000% due 04/15/2035 - 03/15/2042	1,206	1,387
6.000% due 07/15/2037 - 08/15/2037	11	13
Ginnie Mae, TBA 5.000% due 07/01/2051	400	431
Small Business Administration 4.430% due 05/01/2029	40	44
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	24	26
4.500% due 05/01/2023 - 02/01/2044	3,440	3,836
5.000% due 11/01/2025 - 01/01/2029	14	16
5.500% due 11/01/2021 - 09/01/2041	1,956	2,254
6.000% due 10/01/2026 - 05/01/2041	1,383	1,631
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2051	2,700	2,908

Total U.S. Government Agencies (Cost $17,039)		17,325

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	5,600	5,032
1.625% due 11/15/2050	600	539
2.250% due 08/15/2049	654	678
3.000% due 08/15/2048	433	517
3.000% due 02/15/2049	8,774	10,508
4.625% due 02/15/2040	2,712	3,893
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	270	323
0.750% due 02/15/2045	794	980
1.000% due 02/15/2046	1,096	1,435
1.000% due 02/15/2048	3,647	4,872
1.375% due 02/15/2044	3,374	4,663
U.S. Treasury Notes
1.500% due 10/31/2024	9,866	10,183
1.750% due 12/31/2024 (j)	1,050	1,092
2.125% due 08/15/2021	80	80
2.625% due 12/31/2025	6,542	7,074
3.000% due 09/30/2025	10,979	12,021
3.000% due 10/31/2025	11,935	13,078

Total U.S. Treasury Obligations (Cost $79,290)		76,968

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
0.492% due 08/25/2036 •	70	71
2.712% due 09/25/2035 ^~	7	6
3.134% due 01/25/2036 ^~	564	502
American Home Mortgage Investment Trust 6.000% due 03/25/2047 þ	156	145

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Banc of America Funding Trust
0.513% due 04/20/2047 ^•		22	21
2.809% due 09/20/2034 ~		7	8
Banc of America Mortgage Trust
2.458% due 02/25/2034 ~		14	14
2.613% due 01/25/2035 ~		21	21
3.175% due 05/25/2033 ~		2	2
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 04/25/2033 ~		11	11
2.370% due 02/25/2036 •		12	12
2.509% due 02/25/2033 ~		1	1
2.552% due 01/25/2033 ~		200	207
2.711% due 08/25/2033 ~		16	16
2.756% due 01/25/2035 ~		2	2
3.048% due 11/25/2034 ~		1	1
3.111% due 11/25/2034 ~		8	8
3.128% due 07/25/2034 ~		32	32
Bear Stearns ALT-A Trust
0.432% due 12/25/2046 ^•		21	20
0.532% due 04/25/2035 •		12	12
0.592% due 01/25/2036 ^•		33	41
2.169% due 10/25/2033 ~		1	1
2.555% due 10/25/2035 ^~		318	303
2.966% due 11/25/2035 ^~		348	336
Chase Mortgage Finance Trust
2.877% due 12/25/2035 ^~		57	55
3.206% due 09/25/2036 ^~		63	58
6.000% due 11/25/2036 ^		127	86
6.000% due 12/25/2036		65	44
ChaseFlex Trust 0.392% due 07/25/2037 •		234	216
Citigroup Mortgage Loan Trust
2.996% due 08/25/2035 ^~		22	19
3.234% due 09/25/2037 ^~		258	256
Citigroup Mortgage Loan Trust, Inc. 3.029% due 08/25/2035 ~		10	10
Countrywide Alternative Loan Trust
0.332% due 12/25/2046 •		201	195
0.432% due 11/25/2036 «•		4	0
0.472% due 09/25/2046 ^•		335	325
0.492% due 08/25/2037 •		60	43
0.553% due 05/20/2046 ^•		20	17
0.652% due 02/25/2037 •		118	104
0.691% due 11/20/2035 •		32	31
0.732% due 11/25/2035 •		1,187	1,064
0.733% due 12/20/2035 •		246	235
1.116% due 12/25/2035 •		34	33
1.516% due 08/25/2035 •		15	15
1.596% due 01/25/2036 •		71	72
5.500% due 07/25/2035 ^		1	1
5.500% due 11/25/2035		25	20
6.000% due 05/25/2037 ^		517	331
6.250% due 08/25/2036		640	525
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •		86	77
0.752% due 02/25/2035 •		23	21
2.665% due 02/20/2035 ~		2	2
2.728% due 10/20/2034 ~		99	101
2.800% due 11/25/2034 ~		68	69
2.992% due 08/25/2034 ~		25	25
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,257	1,231
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		79	65
Credit Suisse Mortgage Capital Trust
3.023% due 12/26/2059 ~		438	441
3.322% due 10/25/2058 ~		668	673
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.422% due 02/25/2036 •		769	784
0.592% due 02/25/2035 •		205	201
0.842% due 10/25/2047 •		1,024	963
Downey Savings & Loan Association Mortgage Loan Trust 0.283% due 10/19/2036 •		87	78
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	102	139
European Loan Conduit 1.000% due 02/17/2030 •	EUR	490	584
FWD Securitization Trust 2.240% due 01/25/2050 ~		$656	665
GSR Mortgage Loan Trust
2.825% due 11/25/2035 ~		17	17
2.924% due 09/25/2035 ~		3	3
5.500% due 01/25/2037		70	82
6.000% due 02/25/2036 ^		1,211	770
6.000% due 07/25/2037 ^		313	272

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		260	245
0.333% due 12/19/2036 ^•		714	702
0.433% due 12/19/2036 ^•		50	47
0.533% due 05/19/2035 •		1,124	1,085
0.573% due 06/19/2035 •		321	321
3.132% due 06/19/2036 ^~		314	203
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		403	399
0.732% due 07/25/2045 •		19	17
2.976% due 06/25/2036 ~		702	694
JP Morgan Alternative Loan Trust 2.742% due 05/25/2036 ^~		338	249
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		284	282
JP Morgan Mortgage Trust
2.679% due 10/25/2036 ~		28	24
2.696% due 07/25/2035 ~		22	23
2.849% due 07/25/2035 ~		145	149
3.075% due 04/25/2037 ~		24	21
3.315% due 10/25/2036 ^~		175	152
5.750% due 01/25/2036 ^		10	7
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ		960	963
1.991% due 09/25/2060 ~		418	420
Lehman XS Trust
0.342% due 08/25/2037 •		436	424
0.942% due 09/25/2047 •		310	316
Luminent Mortgage Trust 0.812% due 04/25/2036 •		174	157
MASTR Adjustable Rate Mortgages Trust
2.405% due 07/25/2035 ^~		46	44
2.436% due 10/25/2033 ~		247	209
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •		8	8
Merrill Lynch Alternative Note Asset Trust
0.292% due 03/25/2037 •		2,024	769
0.392% due 03/25/2037 •		412	160
Merrill Lynch Mortgage Investors Trust
2.024% due 05/25/2033 ~		32	32
3.159% due 09/25/2035 ^~		155	145
Morgan Stanley Mortgage Loan Trust 2.043% due 06/25/2036 ~		8	9
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		147	140
5.250% due 05/26/2037 ~		113	87
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		570	547
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		385	399
3.500% due 10/25/2059 ~		343	363
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		13	9
PHH Alternative Mortgage Trust 0.252% due 02/25/2037 •		952	759
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		470	470
Prime Mortgage Trust 6.000% due 06/25/2036 ^		71	70
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		1,661	1,546
0.392% due 02/25/2037 •		345	338
0.452% due 07/25/2036 •		1,064	569
0.462% due 08/25/2036 •		621	594
0.472% due 07/25/2036 •		601	631
0.472% due 09/25/2036 ^•		1,041	1,015
6.000% due 08/25/2036 ^		75	74
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	242	335
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 10/25/2035 •		$4	4
0.392% due 08/25/2036 ^•		192	149
1.516% due 01/25/2035 ^•		6	5
2.537% due 02/25/2034 ~		3	4
3.322% due 11/25/2035 ^~		413	396
Structured Asset Mortgage Investments Trust
0.552% due 02/25/2036 ^•		448	420
0.652% due 02/25/2036 ^•		4	4
0.793% due 02/19/2035 •		10	10
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	400	555
Thornburg Mortgage Securities Trust
1.494% due 06/25/2047 ^•		$466	407
Towd Point Mortgage Funding 1.249% due 02/20/2054 •	GBP	986	1,373

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

VOLT LLC 2.116% due 04/25/2051 þ		$325	326
WaMu Mortgage Pass-Through Certificates Trust
0.652% due 11/25/2045 •		24	23
0.926% due 07/25/2047 •		179	163
0.996% due 10/25/2046 ^•		1,908	1,802
1.843% due 08/25/2046 •		183	180
1.843% due 10/25/2046 •		25	25
1.877% due 12/25/2046 •		86	84
2.705% due 06/25/2037 ^~		53	52
3.115% due 02/25/2037 ^~		100	99
Washington Mutual Mortgage Pass-Through Certificates Trust
0.866% due 02/25/2047 ^•		841	772
Wells Fargo Alternative Loan Trust
2.705% due 07/25/2037 ^~		23	21
6.250% due 07/25/2037 ^		709	710
Wells Fargo Mortgage-Backed Securities Trust 2.813% due 12/25/2036 ^~		150	150

Total Non-Agency Mortgage-Backed Securities (Cost $33,645)			36,767

ASSET-BACKED SECURITIES 17.0%
Accredited Mortgage Loan Trust 0.562% due 09/25/2035 •		77	77
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036 •		3	1
1.892% due 10/25/2032 •		7	7
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	400	474
American Money Management Corp. CLO Ltd. 1.166% due 04/14/2029 •		$1,000	1,003
Ares European CLO 0.660% due 10/15/2030 •	EUR	500	592
Argent Securities Trust 0.202% due 09/25/2036 •		$338	145
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 01/25/2034 •		596	593
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	1,000	1,183
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •		$320	321
Atlas Senior Loan Fund Ltd.
1.058% due 04/20/2028 •		176	176
1.530% due 01/16/2030 •		250	250
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	500	592
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$179	181
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •		1,145	1,134
0.412% due 08/25/2036 •		393	380
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	800	944
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		4,500	5,329
1.050% due 01/15/2031		500	592
Cairn CLO BV
0.000% due 10/15/2031 •		600	711
0.600% due 04/30/2031 •		600	710
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,000	1,186
Carrington Mortgage Loan Trust 0.352% due 02/25/2037 •		$1,977	1,912
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		82	83
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •		1,584	830
0.272% due 01/25/2037 •		1,959	1,678
0.292% due 05/25/2037 •		1,139	917
0.412% due 09/25/2036 •		2,423	2,056
0.612% due 03/25/2036 •		385	373
Citigroup Mortgage Loan Trust, Inc. 0.992% due 09/25/2035 ^•		828	810
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 ^•		658	646
0.232% due 12/25/2046 •		2,703	2,492
0.232% due 04/25/2047 •		362	354
0.242% due 05/25/2037 •		89	89
0.242% due 06/25/2047 ^•		306	305
0.272% due 06/25/2047 •		52	52
0.342% due 06/25/2047 •		818	792
0.492% due 08/25/2036 •		347	346
0.492% due 02/25/2037 •		264	254
0.632% due 03/25/2036 •		456	436
0.652% due 09/25/2036 •		102	102
0.692% due 06/25/2036 •		235	233

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

0.752% due 04/25/2036 •		116	116
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2047 ^•		680	671
0.282% due 06/25/2047 •		123	122
1.187% due 12/25/2034 •		74	74
1.217% due 12/25/2034 •		386	387
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	400	473
0.650% due 10/15/2031 •		1,400	1,664
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		$396	402
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	750	888
Fieldstone Mortgage Investment Trust 0.472% due 05/25/2036 •		$601	490
First Franklin Mortgage Loan Trust 0.232% due 09/25/2036 •		119	119
Fremont Home Loan Trust
0.252% due 08/25/2036 •		4,665	2,014
0.752% due 01/25/2036 •		349	343
1.142% due 11/25/2034 •		2,178	2,164
Gallatin CLO Ltd. 1.236% due 01/21/2028 •		208	208
GSAA Home Equity Trust 0.332% due 06/25/2036 •		296	93
GSAMP Trust
0.142% due 12/25/2046 •		736	476
0.222% due 12/25/2046 •		1,098	724
0.242% due 12/25/2046 •		2,665	1,752
0.262% due 12/25/2036 •		1,475	921
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	700	829
0.760% due 07/15/2031 •		600	714
0.960% due 10/20/2031 •		1,200	1,421
1.040% due 07/15/2031		250	297
Home Equity Mortgage Loan Asset-Backed Trust 0.302% due 04/25/2037 •		$138	115
HSI Asset Securitization Corp. Trust
0.252% due 05/25/2037 •		305	301
0.272% due 04/25/2037 •		807	633
0.312% due 12/25/2036 •		3,990	1,541
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	250	295
JP Morgan Mortgage Acquisition Trust
0.392% due 07/25/2036 •		$302	177
0.392% due 03/25/2037 •		1,157	1,118
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	600	711
0.650% due 04/15/2031 •		250	296
KKR CLO Ltd. 0.000% due 07/15/2030 •		$700	700
KVK CLO Ltd. 1.086% due 01/14/2028 •		94	94
Laurelin DAC 0.720% due 10/20/2031 •	EUR	700	829
LCM LP 1.188% due 07/20/2030 •		$600	600
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		369	370
3.750% due 04/25/2059 þ		1,061	1,071
Long Beach Mortgage Loan Trust
0.392% due 05/25/2036 •		268	184
0.632% due 05/25/2046 •		1,598	737
1.067% due 04/25/2035 •		734	736
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	400	475
0.690% due 12/15/2031 •		700	832
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		$700	700
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		67	67
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		6,005	2,327
0.252% due 10/25/2036 •		1,431	947
0.302% due 05/25/2037 •		1,202	1,171
0.572% due 03/25/2036 •		226	183
0.672% due 12/25/2035 •		244	243
Merrill Lynch Mortgage Investors Trust 0.592% due 07/25/2037 •		908	313
MFA Trust 2.363% due 03/25/2060 þ		468	468
MidOcean Credit CLO 1.205% due 02/20/2031 •		500	500
MKS CLO Ltd. 1.188% due 07/20/2030 •		250	250

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •		718	438
0.222% due 01/25/2037 •		1,133	695
0.222% due 02/25/2037 •		3,402	2,547
0.227% due 11/25/2036 •		2,294	1,793
0.232% due 08/25/2036 •		1,931	1,224
0.252% due 09/25/2036 •		2,969	1,703
0.302% due 01/25/2037 •		1,034	640
0.307% due 03/25/2037 •		943	503
0.592% due 04/25/2036 •		1,136	1,062
1.022% due 07/25/2035 •		1,021	1,021
1.992% due 02/25/2047 •		609	577
Morgan Stanley Dean Witter Capital, Inc. Trust 1.072% due 02/25/2033 •		260	261
Morgan Stanley Home Equity Loan Trust 0.192% due 12/25/2036 •		1,073	653
Morgan Stanley Mortgage Loan Trust
0.262% due 11/25/2036 •		143	58
0.452% due 04/25/2037 •		168	75
Mountain View CLO Ltd. 1.298% due 04/15/2029 •		300	300
Nassau Ltd. 1.334% due 10/15/2029 •		1,154	1,152
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.422% due 10/25/2036 ^•		686	198
NovaStar Mortgage Funding Trust 0.412% due 10/25/2036 •		1,033	802
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	300	356
Ocean Trails CLO 0.984% due 07/15/2028 •		$233	232
Option One Mortgage Loan Trust 0.232% due 01/25/2037 •		677	473
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		153	155
OZLM Ltd. 1.186% due 05/16/2030 •		500	500
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		1,905	1,861
RAAC Trust 0.602% due 08/25/2036 •		105	107
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,636	863
Residential Asset Mortgage Products Trust 0.542% due 11/25/2035 •		1,216	1,200
Residential Asset Securities Corp. Trust 0.392% due 08/25/2036 •		187	185
Securitized Asset-Backed Receivables LLC Trust
0.172% due 08/25/2036 •		1,075	464
0.572% due 07/25/2036 •		533	310
0.672% due 11/25/2035 •		313	313
0.812% due 10/25/2035 •		1,183	1,106
1.052% due 01/25/2036 ^•		986	883
SG Mortgage Securities Trust 0.232% due 10/25/2036 •		669	630
SLM Student Loan Trust 0.000% due 06/17/2024 •	EUR	2	2
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		$600	600
1.156% due 07/25/2030 •		550	550
Soundview Home Loan Trust
0.172% due 06/25/2037 •		289	234
0.292% due 06/25/2037 •		535	443
0.352% due 02/25/2037 •		610	234
0.557% due 02/25/2036 •		659	639
0.992% due 10/25/2037 •		1,661	1,467
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	250	297
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		$500	500
Structured Asset Investment Loan Trust 0.712% due 01/25/2036 •		398	386
Structured Asset Securities Corp. Mortgage Loan Trust
0.227% due 07/25/2036 •		245	241
0.262% due 12/25/2036 •		122	120
Telos CLO Ltd. 1.140% due 04/17/2028 •		171	171
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	474
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		$326	329
1.092% due 10/25/2059 •		236	238
3.000% due 11/25/2059 ~		79	79
3.292% due 10/25/2057 ~		400	422
Venture CLO Ltd.
1.088% due 10/20/2028 •		393	393

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

1.165% due 08/28/2029 •		200	200
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		800	800
WaMu Asset-Backed Certificates WaMu Trust 0.332% due 05/25/2037 •		2,288	2,086
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		600	599

Total Asset-Backed Securities (Cost $98,533)			104,531

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		823	266
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,474	15
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	6,900	2,116
0.750% due 07/31/2022		11,200	3,463
4.125% due 01/17/2048		$225	271
5.500% due 01/31/2022	ILS	2,800	887
Provincia de Buenos Aires 37.954% due 05/31/2022	ARS	2,773	16
Saudi Government International Bond
3.450% due 02/02/2061		$1,100	1,101
4.000% due 04/17/2025		1,088	1,203
4.500% due 10/26/2046		300	353

Total Sovereign Issues (Cost $9,620)			9,691

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
JPMorgan Chase & Co.
3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)		887,000	890
4.600% due 02/01/2025 •(g)		82,000	85
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		417,600	668

Total Preferred Securities (Cost $1,320)			1,643

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.0%
ARGENTINA TREASURY BILLS 0.0%
(3.148)% due 07/30/2021 - 09/13/2021 (d)(e)	ARS	51,531	304

ISRAEL TREASURY BILLS 1.0%
0.005% due 02/28/2022 - 04/06/2022 (d)(e)	ILS	20,000	6,134

U.S. TREASURY BILLS 14.9%
0.017% due 08/03/2021 - 11/04/2021 (b)(d)(e)(j)(l)		$91,300	91,295

U.S. TREASURY CASH MANAGEMENT BILLS 10.1%
0.015% due 08/12/2021 - 09/28/2021 (b)(d)(e)(l)		62,400	62,396

Total Short-Term Instruments (Cost $160,147)			160,129

Total Investments in Securities (Cost $463,365)			476,039

		SHARES
INVESTMENTS IN AFFILIATES 21.7%
SHORT-TERM INSTRUMENTS 21.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.7%
PIMCO Short Asset Portfolio		3,301,668	33,090
PIMCO Short-Term Floating NAV Portfolio III		10,140,576	99,996

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $133,090)	133,086

Total Investments in Affiliates (Cost $133,090)	133,086

Total Investments 99.1% (Cost $596,455)	$609,125
Financial Derivative Instruments (i)(k) 3.0%(Cost or Premiums, net $869)	18,564
Other Assets and Liabilities, net (2.1)%	(13,005)

Net Assets 100.0%	$614,684

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$400	$(440)	$(438)

Sovereign Issues (0.2)%
Canada Government International Bond	2.750%	12/01/2048	CAD	1,700	(1,613)	(1,652)

Total Short Sales (0.3)%	$(2,053)	$(2,090)

(1)	Payable for short sales includes $5 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(5,940) at a weighted average interest rate of (0.253%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	256	$256	$(64)	$(59)

Total Written Options	$(64)	$(59)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	326	$71,824	$(120)	$8	$0
U.S. Treasury 10-Year Note September Futures	09/2021	299	39,618	282	70	0
U.S. Treasury 30-Year Bond September Futures	09/2021	13	2,090	60	8	0

$222	$86	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	50	$(27)	$(9)	$2	$(11)
Euro-Bund 10-Year Bond September Futures	09/2021	1	(205)	(1)	0	(1)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	50	(10)	6	8	(1)
U.S. Treasury 5-Year Note September Futures	09/2021	611	(75,416)	319	0	(38)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	154	(29,674)	(1,446)	0	(173)

$(1,131)	$10	$(224)

Total Futures Contracts	$(909)	$96	$(224)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.685%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	400	(26)	16	(10)	0	0

$(25)	$16	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$1,200	$(29)	$(2)	$(31)	$0	$0
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026	21,800	(559)	(2)	(561)	0	(4)

$(588)	$(4)	$(592)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,000	$(70)	$1	$(69)	$0	$(2)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	3,300	(115)	30	(85)	0	(2)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	552	49	6	55	0	0

$(136)	$37	$(99)	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	12,700	$(5)	$46	$41	$27	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	10,200	339	(56)	283	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	281,800	(268)	(126)	(394)	0	(14)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	46,500	0	(34)	(34)	0	(12)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	9,500	13	(75)	(62)	0	(2)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	19,000	27	(151)	(124)	0	(3)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	50,800	915	(190)	725	8	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	1,300	236	(120)	116	8	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	400	33	(35)	(2)	3	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	9,400	(6)	1	(5)	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026	12,900	3	(10)	(7)	1	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		12,900	4	(10)	(6)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		12,900	5	(11)	(6)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		12,900	11	(11)	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		25,700	29	(21)	8	1	0
Pay(7)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		$25,700	0	(138)	(138)	8	0
Pay(7)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		12,300	(76)	(9)	(85)	4	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		15,900	402	(309)	93	8	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		9,600	(523)	57	(466)	11	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		29,800	91	1,032	1,123	0	(76)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,900	(23)	(107)	(130)	11	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		8,700	1,782	(640)	1,142	0	(47)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	4,700	37	106	143	14	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	13,400	(186)	(10)	(196)	26	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		4,800	(74)	34	(40)	0	(22)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	739,000	(456)	163	(293)	0	(14)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	2,800	28	(3)	25	3	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		7,400	(5)	2	(3)	11	0
Pay	UKRPI	3.593	Maturity	11/15/2028	GBP	300	29	(15)	14	1	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,300	127	(65)	62	3	0
Pay	UKRPI	3.603	Maturity	11/15/2028		200	20	(10)	10	1	0
Pay	UKRPI	3.400	Maturity	01/15/2030		17,800	599	(914)	(315)	53	0
Pay	UKRPI	3.480	Maturity	01/15/2030		1,500	72	(77)	(5)	4	0
Pay	UKRPI	3.415	Maturity	02/15/2030		500	15	(25)	(10)	1	0
Receive	UKRPI	3.397	Maturity	11/15/2030		400	0	23	23	0	(1)
Receive	UKRPI	3.445	Maturity	11/15/2030		700	(6)	40	34	0	(3)
Receive	UKRPI	3.510	Maturity	11/15/2030		300	(6)	17	11	0	(1)
Pay	UKRPI	3.217	Maturity	11/15/2040		700	(13)	(100)	(113)	5	0
Pay	UKRPI	3.272	Maturity	11/15/2040		500	3	(72)	(69)	4	0
Pay	UKRPI	3.273	Maturity	11/15/2040		700	5	(102)	(97)	5	0
Pay	UKRPI	3.340	Maturity	11/15/2040		500	19	(73)	(54)	4	0
Receive	UKRPI	3.000	Maturity	11/15/2050		300	12	86	98	0	(5)
Receive	UKRPI	3.051	Maturity	11/15/2050		500	(3)	147	144	0	(8)
Receive	UKRPI	3.143	Maturity	11/15/2050		200	(17)	60	43	0	(3)

							$3,189	$(1,705)	$1,484	$228	$(212)

Total Swap Agreements							$2,440	$(1,656)	$784	$228	$(220)

(j)	Securities with an aggregate market value of $5,682 and cash of $2,401 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2021		CAD	1,950			$1,608	$35		$0
		07/2021		MXN	18,609			937	5		0
		08/2021			$166		RUB	12,517	3		0
		09/2021			327			23,847	0		(5)
BPS		07/2021		JPY	72,498			$663	10		0
		08/2021			72,498			653	1		0
		09/2021		ZAR	10,022			697	1		0
		11/2021		MXN	13,935			690	3		0
BRC		08/2021			$18		MXN	372	1		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

09/2021	IDR	6,193,440	$425	4	0
CBK	07/2021	$114	RUB	8,811	6	0
08/2021	152	11,411	3	0
09/2021	TWD	5,812	$212	3	0
09/2021	$3,731	ZAR	51,307	0	(172)
11/2021	ILS	6,902	$2,099	0	(22)
11/2021	$3,436	MXN	70,111	18	0
01/2022	ILS	844	$257	0	(3)
02/2022	500	153	0	(1)
03/2022	2,100	641	0	(5)
04/2022	17,399	5,337	0	(24)
08/2022	11,364	3,500	0	(9)
GLM	07/2021	BRL	3,741	EUR	633	0	(1)
07/2021	4,932	$986	0	(6)
07/2021	EUR	576	BRL	3,741	69	0
07/2021	$979	4,932	12	0
07/2021	1,656	CAD	1,997	0	(45)
07/2021	229	RUB	17,661	12	0
08/2021	BRL	4,932	$976	0	(12)
08/2021	EUR	631	BRL	3,741	1	0
08/2021	$222	RUB	16,621	4	0
09/2021	TWD	278,362	$10,160	128	0
09/2021	$415	RUB	30,442	0	(4)
09/2021	1,806	ZAR	24,863	0	(81)
HUS	07/2021	EUR	457	$546	4	0
07/2021	GBP	3,769	5,347	133	0
08/2021	$342	RUB	25,751	7	0
09/2021	171	12,556	0	(2)
12/2021	SGD	1,786	$1,330	2	0
01/2022	ILS	2,111	644	0	(6)
IND	07/2021	RUB	31,519	435	5	0
JPM	07/2021	TRY	1,131	128	0	0
10/2021	$3,759	MXN	79,060	161	0
MYI	07/2021	148	RUB	11,334	6	0
SCX	07/2021	CAD	515	$414	0	(1)
07/2021	EUR	31,660	38,731	1,190	0
07/2021	$1,229	CAD	1,513	0	(9)
08/2021	EUR	32,117	$38,113	5	0
09/2021	$3,238	IDR	46,636,826	0	(64)
09/2021	1,579	TWD	43,703	0	(4)
12/2021	10,148	SGD	13,434	0	(161)
SOG	07/2021	130	RUB	10,064	8	0
08/2021	190	14,311	4	0
SSB	07/2021	BRL	4,932	$930	0	(62)
TOR	07/2021	CAD	11,196	9,267	235	0
08/2021	10,151	8,197	9	0
UAG	07/2021	$419	RUB	32,061	18	0
09/2021	169	12,405	0	(1)

Total Forward Foreign Currency Contracts	$2,106	$(700)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	7,445	$45	$38

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	56,000	$138	$121
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	57,000	547	381

$685	$502

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$103.234	08/05/2021	900	$5	$3
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	600	4	0

$9	$3

Total Purchased Options	$739	$543

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	1,100	$(1)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,000	(1)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	200	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	1,000	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,100	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,100	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	2,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,000	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	2,800	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,400	(3)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	300	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,100	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,700	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	3,800	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,100	(1)	(1)
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	600	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,600	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	2,000	(2)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	1,300	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	1,700	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,000	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	200	0	0

$(54)	$(15)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	8,879	$(198)	$(48)
Call - OTC USD versus MXN	23.100	12/16/2021	8,879	(162)	(46)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	7,785	(79)	(33)
Call - OTC USD versus CNH	7.000	12/16/2021	7,785	(79)	(10)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	6,692	(133)	(29)
Call - OTC USD versus MXN	23.000	12/09/2021	6,692	(132)	(34)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	14,890	(45)	(33)

$(828)	$(233)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	3,600	$(43)	$(7)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	7,500	(95)	(10)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	500	(4)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	114,100	(548)	(349)

$(690)	$(366)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	400	$(2)	$(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	400	(1)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	1,500	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	1,800	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	500	(1)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	1,300	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	400	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	1,600	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	400	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	700	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	900	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	1,000	(3)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	1,600	(10)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	2,600	(11)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	2,600	(6)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	900	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	700	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	1,000	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	500	(2)	(1)

$(92)	$(32)

Total Written Options	$(1,664)	$(646)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,725	$(582)	$496	$0	$(86)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	ERAUSST Index	12,827	0.225% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	$76,877	$0	$(1,450)	$0	$(1,450)
BPS	Receive	ERAUSST Index	29,829	0.281% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/18/2022	162,681	0	12,673	12,673	0
HUS	Receive	ERAUSST Index	2,770	0.302% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	16,664	0	(375)	0	(375)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

JPM	Receive	ERAUSST Index	803	0.281% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	4,723	0	(1)	0	(1)
	Receive	ERAUSST Index	7,986	0.265% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2022	42,443	0	4,507	4,507	0
	Receive	ERAUSST Index	9,330	0.254% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2022	52,654	0	2,206	2,206	0
UAG	Receive	ERAUSST Index	34,914	0.181% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	205,334	0	(26)	0	(26)
	Receive	ERAUSST Index	5,758	0.321% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	33,863	0	(8)	0	(8)

								$0	$17,526	$19,386	$(1,860)

Total Swap Agreements								$(582)	$18,022	$19,386	$(1,946)

(l)

Securities with an aggregate market value of $2,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$37,614	$0		$37,614
Industrials						0	22,650	0		22,650
Utilities						0	7,539	0		7,539
Municipal Bonds & Notes
Illinois						0	101	0		101
Washington						0	1,081	0		1,081
U.S. Government Agencies						0	17,325	0		17,325
U.S. Treasury Obligations						0	76,968	0		76,968
Non-Agency Mortgage-Backed Securities						0	36,767	0		36,767
Asset-Backed Securities						0	104,531	0		104,531
Sovereign Issues						0	9,691	0		9,691
Preferred Securities
Banking & Finance						0	1,643	0		1,643
Short-Term Instruments
Argentina Treasury Bills						0	304	0		304
Israel Treasury Bills						0	6,134	0		6,134
U.S. Treasury Bills						0	91,295	0		91,295
U.S. Treasury Cash Management Bills						0	62,396	0		62,396

						$0	$476,039	$0		$476,039
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$133,086	$0	$0		$133,086

Total Investments						$133,086	$476,039	$0		$609,125

Short Sales, at Value - Liabilities
Sovereign Issues						0	(1,652)	0		(1,652)
U.S. Government Agencies						0	(438)	0		(438)

						$0	$(2,090)	$0		$(2,090)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						10	314	0		324
Over the counter						0	22,035	0		22,035

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2021 (Unaudited)

	$10	$22,349	$0	$22,359
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(490)	0	(503)
Over the counter	0	(3,292)	0	(3,292)

	$(13)	$(3,782)	$0	$(3,795)

Total Financial Derivative Instruments	$(3)	$18,567	$0	$18,564

Totals	$133,083	$492,516	$0	$625,599

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.3% ¤
CORPORATE BONDS & NOTES 12.4%
BANKING & FINANCE 7.4%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		$400	$415
4.125% due 07/03/2023		2,047	2,173
American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	2,144
3.800% due 08/15/2029		$1,686	1,880
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,362
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	421
Aviation Capital Group LLC
2.875% due 01/20/2022		$483	488
4.375% due 01/30/2024		120	129
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		1,446	1,564
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	600	770
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,745	1,830
Bank of America Corp. 3.974% due 02/07/2030 •		1,446	1,642
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,576
4.972% due 05/16/2029 •		800	938
7.125% due 06/15/2025 •(h)(i)	GBP	1,142	1,809
8.000% due 06/15/2024 •(h)(i)		$872	992
CIT Group, Inc. 5.000% due 08/15/2022		61	64
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		300	309
Credit Suisse Group AG
3.750% due 03/26/2025		1,000	1,086
6.375% due 08/21/2026 •(h)(i)		872	973
7.500% due 07/17/2023 •(h)(i)		940	1,025
Danske Bank A/S 1.179% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,113
Deutsche Bank AG
1.346% (US0003M + 1.190%) due 11/16/2022 ~		963	971
1.369% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,556
1.375% due 09/03/2026 •	EUR	400	492
1.625% due 01/20/2027		700	873
1.750% due 01/17/2028		100	126
3.547% due 09/18/2031 •		$3,450	3,676
3.961% due 11/26/2025 •		200	216
4.250% due 10/14/2021		2,228	2,252
Discover Bank 4.650% due 09/13/2028		1,544	1,814
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		213	214
Equinix, Inc. 1.550% due 03/15/2028		700	688
Equitable Holdings, Inc. 4.350% due 04/20/2028		603	692
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	788
Ford Motor Credit Co. LLC
1.256% (US0003M + 1.080%) due 08/03/2022 ~		$300	299
1.391% (US0003M + 1.235%) due 02/15/2023 ~		500	498
1.416% (US0003M + 1.270%) due 03/28/2022 ~		1,142	1,139
3.350% due 11/01/2022		200	205
3.813% due 10/12/2021		200	202
5.584% due 03/18/2024		200	219
5.596% due 01/07/2022		200	204
General Motors Financial Co., Inc.
1.184% (US0003M + 0.990%) due 01/05/2023 ~		61	62
1.457% (US0003M + 1.310%) due 06/30/2022 ~		240	242
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		1,446	1,650
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	623

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

4.292% due 09/12/2026 •		400	446
International Lease Finance Corp. 5.875% due 08/15/2022		120	127
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,401
4.947% due 06/27/2025 •(h)(i)	EUR	200	262
7.500% due 09/27/2025 •(h)(i)		$872	1,022
7.625% due 06/27/2023 •(h)(i)	GBP	925	1,404
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$1,678	1,836
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,082
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,099
4.519% due 06/25/2024 •		1,074	1,154
4.892% due 05/18/2029 •		2,468	2,894
8.000% due 08/10/2025 •(h)(i)		872	1,034
8.625% due 08/15/2021 •(h)(i)		872	880
Navient Corp. 7.250% due 01/25/2022		240	249
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		61	61
2.600% due 09/28/2022		782	799
2.650% due 07/13/2022		61	62
3.650% due 09/21/2021		603	607
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,612	1,695
OneMain Finance Corp. 6.125% due 05/15/2022		120	125
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,476	1,615
6.750% due 06/24/2024 •(h)(i)	GBP	900	1,392
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		$1,678	1,802
UBS AG 5.125% due 05/15/2024 (i)		2,348	2,594
UniCredit SpA 6.572% due 01/14/2022		1,812	1,868
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	2,466
0.625% due 08/14/2030		1,200	1,408
1.741% due 05/04/2030 •		2,000	2,559
2.879% due 10/30/2030 •		$1,600	1,696
3.000% due 02/19/2025		542	580
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,745	2,247

			84,870

INDUSTRIALS 3.8%
Aker BP ASA 2.875% due 01/15/2026		$450	474
Bacardi Ltd.
2.750% due 07/15/2026		100	104
4.700% due 05/15/2028		300	350
BAT Capital Corp. 3.222% due 08/15/2024		61	65
BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,200
3.950% due 06/15/2025		120	131
Boeing Co. 2.750% due 02/01/2026		700	732
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		1,446	1,622
Broadcom, Inc.
2.450% due 02/15/2031		700	688
3.500% due 02/15/2041		400	410
3.750% due 02/15/2051		200	209
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,673
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,168
4.908% due 07/23/2025		2,348	2,662
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	765
Comcast Corp. 4.150% due 10/15/2028		1,385	1,604
CSN Resources S.A. 7.625% due 02/13/2023		200	208
DAE Funding LLC
1.625% due 02/15/2024		900	915
2.625% due 03/20/2025		400	408
3.375% due 03/20/2028		500	513
Dell International LLC
4.900% due 10/01/2026		100	116
5.300% due 10/01/2029		300	362

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

5.850% due 07/15/2025		100	117
Energy Transfer LP 4.250% due 03/15/2023		240	252
Fairstone Financial, Inc. 7.875% due 07/15/2024		422	441
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,324	1,597
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		$2,348	2,570
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,725
3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,932
Micron Technology, Inc. 5.327% due 02/06/2029		$843	1,020
MPLX LP 2.650% due 08/15/2030		800	808
Nakilat, Inc. 6.067% due 12/31/2033		904	1,116
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	835
3.522% due 09/17/2025		1,500	1,603
4.345% due 09/17/2027		1,800	1,980
4.810% due 09/17/2030		800	904
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		800	818
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,628
Sands China Ltd. 5.125% due 08/08/2025		1,746	1,955
Saudi Arabian Oil Co. 3.250% due 11/24/2050		800	780
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		25	25
T-Mobile USA, Inc.
2.050% due 02/15/2028		800	814
2.250% due 02/15/2026		400	404
3.375% due 04/15/2029		500	517
3.500% due 04/15/2031		600	622

			43,056

UTILITIES 1.2%
American Water Capital Corp. 3.450% due 06/01/2029		1,446	1,605
AT&T, Inc. 2.250% due 02/01/2032		400	393
Edison International 5.750% due 06/15/2027		542	617
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		4,200	4,209
3.000% due 06/15/2028		500	503
4.550% due 07/01/2030		800	856
Petrobras Global Finance BV 5.093% due 01/15/2030		174	190
Rio Oil Finance Trust 9.250% due 07/06/2024		131	146
Southern California Edison Co. 3.650% due 03/01/2028		1,145	1,261
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,801
Sprint Communications, Inc.
6.000% due 11/15/2022		120	127
11.500% due 11/15/2021		181	188
Sprint Corp.
7.125% due 06/15/2024		301	348
7.250% due 09/15/2021		662	673
7.875% due 09/15/2023		662	753

			13,670

Total Corporate Bonds & Notes (Cost $134,575)			141,596

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		90	103

Total Municipal Bonds & Notes (Cost $88)			103

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
5.759% due 03/25/2041 •(a)		2,108	359

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

6.609% due 03/25/2036 •(a)		926	156
26.194% due 12/25/2036 •		55	85
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049		2,225	2,377
6.397% due 07/15/2036 •(a)		1,144	209
6.627% due 04/15/2036 •(a)		233	32
Ginnie Mae
0.781% due 04/20/2068 •		1,268	1,280
2.125% due 11/20/2044 •		543	564
Ginnie Mae, TBA 5.000% due 07/01/2051		5,400	5,818
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 08/01/2049		17,453	18,443
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2051		26,700	28,753

Total U.S. Government Agencies (Cost $56,993)			58,076

U.S. TREASURY OBLIGATIONS 33.8%
U.S. Treasury Bonds
1.375% due 11/15/2040		7,700	6,920
3.000% due 08/15/2048		240	286
3.000% due 02/15/2049		13,401	16,048
4.625% due 02/15/2040		782	1,123
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051		1,128	1,238
0.250% due 02/15/2050		1,869	2,120
0.625% due 02/15/2043		714	854
0.750% due 02/15/2045		1,361	1,681
1.000% due 02/15/2046		2,850	3,731
1.375% due 02/15/2044		13,642	18,854
U.S. Treasury Notes
0.375% due 12/31/2025 (k)		2,900	2,846
0.375% due 01/31/2026		7,400	7,253
0.500% due 02/28/2026		12,200	12,017
1.500% due 10/31/2024 (k)		17,591	18,155
1.625% due 02/15/2026 (k)		3,400	3,525
1.750% due 05/15/2023 (k)(m)		2,330	2,396
1.750% due 12/31/2024 (k)		9,900	10,304
2.000% due 07/31/2022 (k)		54,705	55,833
2.125% due 08/15/2021 (m)		181	182
2.250% due 12/31/2023 (k)(m)		2,700	2,828
2.375% due 05/15/2029 (m)		4,800	5,181
2.625% due 12/31/2025		7,439	8,043
2.625% due 02/15/2029		162,400	178,114
2.875% due 05/15/2028		9,593	10,659
3.000% due 09/30/2025 (k)		15,247	16,694

Total U.S. Treasury Obligations (Cost $362,135)			386,885

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
ACRES Commercial Realty Corp. 2.624% due 04/17/2037 •		2,170	2,173
Adjustable Rate Mortgage Trust
2.712% due 09/25/2035 ^~		15	14
3.134% due 01/25/2036 ^~		1,264	1,123
American Home Mortgage Investment Trust 6.000% due 03/25/2047 þ		349	324
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	8,776	12,181
Banc of America Funding Trust
0.513% due 04/20/2047 ^•		$49	48
2.809% due 09/20/2034 ~		16	17
BCAP LLC Trust 5.250% due 04/26/2037		68	51
BDS Ltd. 1.424% due 09/15/2035 •		5,043	5,068
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 04/25/2033 ~		24	25
2.509% due 02/25/2033 ~		3	3
2.552% due 01/25/2033 ~		448	464
2.711% due 08/25/2033 ~		35	36
2.756% due 01/25/2035 ~		4	4
2.893% due 02/25/2034 ~		5	5
3.128% due 07/25/2034 ~		72	71
Bear Stearns ALT-A Trust
0.592% due 01/25/2036 ^•		73	93
2.169% due 10/25/2033 ~		2	2
2.624% due 05/25/2035 ~		27	28
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •		3	3
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •		157	150
0.492% due 08/25/2037 •		134	97
0.732% due 11/25/2035 •		2,659	2,383
0.733% due 12/20/2035 •		551	527

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

1.116% due 12/25/2035 •		79	77
5.500% due 11/25/2035		55	45
6.250% due 08/25/2036		1,433	1,176
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 02/25/2035 •		18	16
2.992% due 08/25/2034 ~		20	20
3.041% due 09/25/2047 ^~		2	2
Credit Suisse First Boston Mortgage Securities Corp. 0.714% due 03/25/2032 ~		8	7
Credit Suisse Mortgage Capital Trust
3.023% due 12/26/2059 ~		735	739
3.322% due 10/25/2058 ~		1,495	1,507
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.842% due 10/25/2047 •		2,293	2,157
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	229	311
FWD Securitization Trust 2.240% due 01/25/2050 ~		$1,353	1,373
GCAT LLC 2.981% due 09/25/2025 þ		1,375	1,389
GSR Mortgage Loan Trust
2.848% due 11/25/2035 ~		3	3
6.000% due 03/25/2032		1	1
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		583	548
0.313% due 07/19/2047 •		2,681	2,592
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,977	5,529
IndyMac Mortgage Loan Trust
0.572% due 07/25/2035 •		$2	2
0.732% due 07/25/2045 •		44	39
JP Morgan Mortgage Trust 3.075% due 04/25/2037 ~		53	48
Lehman XS Trust
0.272% due 12/25/2036 •		1,226	1,263
0.342% due 08/25/2037 •		977	950
Luminent Mortgage Trust 3.053% due 04/25/2036 ~		4,262	3,811
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •		4	4
2.436% due 10/25/2033 ~		555	469
Merrill Lynch Alternative Note Asset Trust 0.292% due 03/25/2037 •		4,532	1,723
Merrill Lynch Mortgage Investors Trust
0.592% due 11/25/2035 •		191	190
2.024% due 05/25/2033 ~		58	59
Merrill Lynch Mortgage-Backed Securities Trust 2.798% due 04/25/2037 ^~		12	12
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,026	2,114
3.500% due 10/25/2059 ~		630	666
PHH Alternative Mortgage Trust 0.252% due 02/25/2037 •		2,132	1,701
Residential Accredit Loans, Inc. Trust 0.262% due 01/25/2037 •		2,237	2,081
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	12,746	17,670
Sequoia Mortgage Trust
0.697% due 03/20/2035 •		$6	6
1.984% due 01/20/2047 ^~		5	4
Structured Adjustable Rate Mortgage Loan Trust 3.322% due 11/25/2035 ^~		925	887
Structured Asset Mortgage Investments Trust 0.793% due 02/19/2035 •		23	23
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	500	694
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•		$8	8
Towd Point Mortgage Funding
0.949% due 07/20/2045 •	GBP	5,663	7,860
1.249% due 02/20/2054 •		1,613	2,246
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		1,868	2,597
WaMu Mortgage Pass-Through Certificates Trust
0.926% due 07/25/2047 •		$400	364
0.996% due 10/25/2046 ^•		4,274	4,036
1.877% due 12/25/2046 •		192	187
2.564% due 01/25/2037 ^~		3	3
2.716% due 04/25/2037 ^~		8	8
2.730% due 12/25/2036 ^~		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
0.866% due 02/25/2047 ^•		1,884	1,730
1.086% due 05/25/2046 ^•		4	3
Wells Fargo Alternative Loan Trust
2.705% due 07/25/2037 ^~		52	48
6.250% due 07/25/2037 ^		1,588	1,591

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		5,028	5,247

Total Non-Agency Mortgage-Backed Securities (Cost $96,554)			102,729

ASSET-BACKED SECURITIES 9.4%
ACE Securities Corp. Home Equity Loan Trust 1.892% due 10/25/2032 •		15	16
Argent Securities Trust 0.202% due 09/25/2036 •		758	325
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 01/25/2034 •		1,337	1,329
Assurant CLO Ltd. 1.438% due 10/20/2029 •		1,100	1,101
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		401	404
Cairn CLO BV 0.000% due 10/15/2031 •	EUR	850	1,008
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,450	1,719
Carrington Mortgage Loan Trust
0.352% due 02/25/2037 •		$4,428	4,281
1.308% due 10/20/2029 •		3,100	3,102
1.420% due 10/17/2029 •		1,700	1,701
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •		3,546	1,859
0.412% due 09/25/2036 •		4,242	3,600
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 ^•		1,473	1,446
0.232% due 12/25/2046 •		6,054	5,581
0.242% due 06/25/2047 ^•		685	682
0.342% due 01/25/2046 ^•		5,813	5,624
0.342% due 06/25/2047 •		1,385	1,341
0.492% due 08/25/2036 •		778	776
0.492% due 02/25/2037 •		540	518
0.652% due 09/25/2036 •		229	229
0.692% due 06/25/2036 •		525	521
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2047 ^•		1,524	1,503
0.282% due 06/25/2047 •		275	274
1.187% due 12/25/2034 •		166	167
1.217% due 12/25/2034 •		865	867
Fremont Home Loan Trust 0.752% due 01/25/2036 •		641	630
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		1,000	1,000
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		893	898
2.580% due 07/17/2023		250	251
GSAA Home Equity Trust 0.332% due 06/25/2036 •		663	208
GSAMP Trust
0.222% due 12/25/2046 •		2,037	1,343
0.242% due 12/25/2046 •		330	217
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	1,000	1,185
Home Equity Mortgage Loan Asset-Backed Trust 0.302% due 04/25/2037 •		$283	236
HSI Asset Securitization Corp. Trust 0.312% due 12/25/2036 •		8,936	3,452
JP Morgan Mortgage Acquisition Trust
0.392% due 07/25/2036 •		678	397
0.392% due 03/25/2037 •		2,588	2,501
Laurelin DAC 0.720% due 10/20/2031 •	EUR	2,700	3,199
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		$676	678
3.750% due 04/25/2059 þ		1,683	1,699
Long Beach Mortgage Loan Trust
0.532% due 02/25/2036 •		1,973	1,939
1.067% due 04/25/2035 •		1,646	1,650
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	600	713
MASTR Asset-Backed Securities Trust
0.252% due 10/25/2036 •		$3,205	2,120
0.572% due 03/25/2036 •		506	409
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •		2,539	1,557
0.222% due 02/25/2037 •		3,443	3,069
0.232% due 08/25/2036 •		4,325	2,741
1.022% due 07/25/2035 •		2,289	2,288
Morgan Stanley Home Equity Loan Trust 0.262% due 04/25/2037 •		2,718	1,800
Morgan Stanley Mortgage Loan Trust 0.452% due 04/25/2037 •		376	167

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Mountain View CLO LLC 1.274% due 10/16/2029 •		2,282	2,282
Nassau Ltd. 1.334% due 10/15/2029 •		1,746	1,743
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.422% due 10/25/2036 ^•		1,538	444
NovaStar Mortgage Funding Trust 0.412% due 10/25/2036 •		2,315	1,796
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		343	348
Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	2,186	2,596
1.150% due 01/15/2030 •		1,030	1,225
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.967% due 10/25/2034 •		$1,131	1,167
RAAC Trust 0.602% due 08/25/2036 •		235	238
Residential Asset Mortgage Products Trust 0.542% due 11/25/2035 •		2,228	2,199
Securitized Asset-Backed Receivables LLC Trust
0.672% due 11/25/2035 •		701	701
0.812% due 10/25/2035 •		2,650	2,477
Segovia European CLO 0.000% due 07/20/2032 •(b)	EUR	2,150	2,549
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		$2,468	2,552
Soundview Home Loan Trust
0.172% due 06/25/2037 •		648	523
0.292% due 06/25/2037 •		1,197	992
0.352% due 02/25/2037 •		1,366	523
0.557% due 02/25/2036 •		1,474	1,429
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		649	655
WaMu Asset-Backed Certificates WaMu Trust 0.332% due 05/25/2037 •		5,124	4,673

Total Asset-Backed Securities (Cost $103,749)			107,433

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		722	261
0.125% due 07/09/2035 þ		1,323	422
0.125% due 07/09/2041 þ		4,395	1,573
1.000% due 07/09/2029		149	57
15.500% due 10/17/2026	ARS	31,468	76
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		5,432	32
Israel Government International Bond 4.125% due 01/17/2048		$400	482
Saudi Government International Bond
3.450% due 02/02/2061		1,800	1,801
4.000% due 04/17/2025		1,074	1,188
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		650	823

Total Sovereign Issues (Cost $7,557)			6,950

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Santander S.A.
5.250% due 09/29/2023 •(h)(i)		200,000	252
6.250% due 09/11/2021 •(h)(i)		2,100,000	2,517
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(h)		1,232,000	1,237
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)		486,375	778

Total Preferred Securities (Cost $4,450)			4,784

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
SHORT-TERM NOTES 1.7%
Federal Home Loan Bank
0.033% due 09/22/2021 (e)(f)		$3,300	3,300
0.034% due 10/08/2021 (e)(f)		4,400	4,399

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

0.045% due 09/17/2021 (e)(f)		12,200	12,199

			19,898

ISRAEL TREASURY BILLS 1.9%
0.000% due 04/06/2022 (e)(f)	ILS	72,400	22,205

U.S. TREASURY BILLS 1.7%
0.036% due 07/20/2021 - 10/07/2021 (d)(e)(m)		$18,800	18,798

U.S. TREASURY CASH MANAGEMENT BILLS 0.3%
0.042% due 10/05/2021 (e)(f)(m)		3,100	3,100

Total Short-Term Instruments (Cost $63,785)			64,001

Total Investments in Securities (Cost $829,886)			872,557

		SHARES
INVESTMENTS IN AFFILIATES 26.5%
SHORT-TERM INSTRUMENTS 26.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.5%
PIMCO Short Asset Portfolio		5,802,753	58,155
PIMCO Short-Term Floating NAV Portfolio III		24,840,738	244,955

Total Short-Term Instruments (Cost $303,127)			303,110

Total Investments in Affiliates (Cost $303,127)			303,110

Total Investments 102.8% (Cost $1,133,013)			$1,175,667
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $2,651)			3,283
Other Assets and Liabilities, net (3.1)%			(35,139)

Net Assets 100.0%			$1,143,811

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$5,400	$(5,944)	$(5,919)

Sovereign Issues (1.3)%
Canada Government International Bond	2.750	12/01/2048	CAD	15,600	(14,799)	(15,154)

Total Short Sales (1.8)%	$(20,743)	$(21,073)

(1)	Payable for short sales includes $50 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	452	$452	$(113)	$(105)

Total Written Options	$(113)	$(105)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2021	127	$27,233	$356	$42	$0
Euro STOXX 50 September Futures	09/2021	134	6,444	(98)	34	(67)
FTSE 100 Index September Futures	09/2021	20	1,931	(28)	5	(11)
Nikkei 225 Yen-denominated September Futures	09/2021	30	3,884	(45)	0	(20)
U.S. Treasury 5-Year Note September Futures	09/2021	231	28,512	(168)	14	0
U.S. Treasury 30-Year Bond September Futures	09/2021	127	20,415	618	83	0

$635	$178	$(98)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	93	$(50)	$(18)	$3	$(20)
Euro-Bund 10-Year Bond September Futures	09/2021	20	(4,093)	(26)	5	(13)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	93	(19)	12	14	(2)
U.S. Treasury 2-Year Note September Futures	09/2021	1,622	(357,360)	505	0	(38)
U.S. Treasury 10-Year Note September Futures	09/2021	2,024	(268,180)	(1,654)	0	(474)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	285	(54,916)	(2,597)	0	(321)
United Kingdom Long Gilt September Futures	09/2021	12	(2,126)	(21)	0	(2)

$(3,799)	$22	$(870)

Total Futures Contracts	$(3,164)	$200	$(968)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.198%	$300	$(3)	$1	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$1,900	$(47)	$(2)	$(49)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,300	$(121)	$7	$(114)	$0	$(3)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	5,300	(191)	54	(137)	0	(4)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	3,300	293	49	342	2	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	45,300	1,089	78	1,167	7	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	13,500	1,829	184	2,013	0	(17)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	35,800	1,115	28	1,143	0	(6)

$4,014	$400	$4,414	$9	$(30)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	21,000	$(9)	$76	$67	$45	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	16,500	548	(89)	459	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	449,600	(429)	(200)	(629)	0	(23)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	61,900	0	(46)	(46)	0	(15)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	13,400	0	(88)	(88)	0	(2)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	26,800	0	(175)	(175)	0	(5)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	101,700	892	559	1,451	17	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	14,100	(229)	1,493	1,264	85	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	3,200	27	(44)	(17)	21	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	12,400	0	(7)	(7)	1	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		17,900	0	(9)	(9)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		17,900	0	(8)	(8)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		17,900	0	(8)	(8)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		17,900	0	0	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		35,700	0	11	11	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$50,300	648	(229)	419	4	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		52,300	537	(120)	417	3	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	137	5,772	5,909	6	0
Pay(7)	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024		465,300	0	(2,740)	(2,740)	125	0
Pay(7)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		256,100	0	(1,374)	(1,374)	79	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		123,200	241	(3,792)	(3,551)	0	(28)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		765,800	(25,767)	11,294	(14,473)	0	(194)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		44,000	170	(3,967)	(3,797)	0	(18)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		14,100	419	(336)	83	7	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		234,700	(548)	(3,364)	(3,912)	132	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		185,200	3,962	(2,284)	1,678	159	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,700	(201)	(895)	(1,096)	0	(14)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		41,100	(2,453)	457	(1,996)	49	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		77,400	5,577	(11,146)	(5,569)	0	(106)
Pay	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		14,300	1,315	(893)	422	31	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		135,000	8,019	(9,267)	(1,248)	290	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		168,300	5,505	(7,415)	(1,910)	404	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		99,100	766	2,354	3,120	0	(261)
Receive(7)	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031		110,400	0	2,224	2,224	0	(301)
Receive(7)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,800	0	839	839	0	(152)
Receive	3-Month USD-LIBOR	1.062	Semi-Annual	06/30/2036		73,700	0	5,530	5,530	0	(317)
Pay	3-Month USD-LIBOR	0.835	Semi-Annual	06/30/2045		8,100	143	1,434	1,577	0	(38)
Receive	3-Month USD-LIBOR	0.835	Semi-Annual	06/30/2045		8,100	0	(1,578)	(1,578)	38	0
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	06/30/2045		28,700	0	(5,255)	(5,255)	135	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	06/30/2045		5,800	0	(1,056)	(1,056)	27	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		13,200	2,707	(974)	1,733	0	(71)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	7,400	59	166	225	22	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	22,300	(310)	(17)	(327)	43	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		8,100	(125)	57	(68)	0	(36)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	1,182,000	(720)	252	(468)	0	(23)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	4,700	47	(5)	42	5	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		12,300	(9)	4	(5)	18	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,300	(1)	37	36	3	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,900	0	183	183	10	0
Pay	UKRPI	3.595	Maturity	11/15/2028		28,700	1,376	(17)	1,359	72	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,800	0	186	186	9	0
Pay	UKRPI	3.415	Maturity	02/15/2030		6,500	0	(135)	(135)	20	0
Pay	UKRPI	3.475	Maturity	08/15/2030		5,600	(153)	(61)	(214)	20	0
Receive	UKRPI	3.397	Maturity	11/15/2030		700	0	40	40	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,200	0	58	58	0	(4)
Receive	UKRPI	3.510	Maturity	11/15/2030		600	0	22	22	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,200	0	(194)	(194)	9	0
Pay	UKRPI	3.272	Maturity	11/15/2040		900	0	(124)	(124)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,200	0	(165)	(165)	9	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,000	0	(108)	(108)	7	0
Receive	UKRPI	3.000	Maturity	11/15/2050		500	0	164	164	0	(8)
Receive	UKRPI	3.051	Maturity	11/15/2050		900	0	260	260	0	(15)
Receive	UKRPI	3.143	Maturity	11/15/2050		400	0	86	86	0	(6)

							$2,141	$(24,627)	$(22,486)	$1,917	$(1,643)

Total Swap Agreements							$6,105	$(24,228)	$(18,123)	$1,926	$(1,673)

(k)	Securities with an aggregate market value of $20,725 and cash of $5,800 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	CAD	18,100		$14,922	$321	$0
	07/2021		$5,515	AUD	7,324	0	(22)
	07/2021		659	EUR	541	0	(17)
	07/2021		2,448	JPY	270,200	0	(16)
	07/2021		403	MXN	7,971	0	(4)
	07/2021		10,190	NOK	87,359	0	(43)
	08/2021	AUD	7,324		$5,516	22	0
	08/2021	NOK	87,359		10,191	43	0
	08/2021	RUB	128,244		1,706	0	(35)
	08/2021		$51	CZK	1,064	0	(2)
	09/2021	PLN	964		$254	1	0
	09/2021	RUB	240,855		3,301	47	0
BPS	07/2021	AUD	26,819		20,842	729	0
	07/2021	DKK	725		116	0	0
	07/2021	RUB	149,269		2,001	0	(33)
	07/2021		$3,813	NZD	5,450	0	(4)
	07/2021		684	SEK	5,655	0	(23)
	08/2021	NZD	5,450		$3,813	4	0
	09/2021	INR	25,275		337	0	0
	09/2021	KRW	879,239		788	10	0
	09/2021	MYR	55,499		13,341	7	0
	09/2021		$529	IDR	7,618,891	0	(10)
	09/2021		419	KRW	473,748	0	0
	09/2021		680	TWD	18,857	0	0
	11/2021	ILS	4,684		$1,430	0	(10)
	11/2021	MXN	22,181		1,099	4	0
BRC	07/2021		11,023		549	0	(3)
	07/2021		$7,441	SEK	61,688	0	(233)
	08/2021		423	MXN	8,776	15	0
	08/2021		7,877	SEK	67,343	0	(6)
	09/2021	HKD	16,584		$2,137	1	0
	09/2021	PLN	633		166	0	0
CBK	07/2021	CHF	55,582		61,991	1,918	0
	07/2021	DKK	655		104	0	(1)
	07/2021	NOK	87,359		10,459	313	0
	07/2021	RUB	69,481		900	0	(47)
	07/2021		$65,661	CHF	60,449	0	(328)
	07/2021		520	RUB	38,111	0	(1)
	08/2021	CHF	60,449		$65,717	328	0
	08/2021	RUB	102,116		1,359	0	(27)
	08/2021		$204	HUF	61,395	3	0
	09/2021	CLP	460,011		$639	14	0
	09/2021	IDR	4,726,960		322	0	0
	09/2021	TWD	441,497		16,094	183	0
	09/2021		$760	TWD	21,035	0	(2)
	09/2021		8,206	ZAR	112,854	0	(378)
	11/2021		5,771	MXN	117,748	31	0
	04/2022	ILS	72,400		$22,112	0	(196)
GLM	07/2021	BRL	38,897	EUR	6,587	0	(10)
	07/2021		24,651		$4,928	0	(28)
	07/2021	EUR	5,994	BRL	38,897	713	0
	07/2021	GBP	85,854		$121,374	2,612	0
	07/2021	JPY	1,011,300		9,240	137	0
	07/2021	RUB	139,277		1,805	0	(93)
	07/2021		$4,895	BRL	24,651	62	0
	07/2021		14,832	CAD	17,890	0	(400)
	07/2021		473	MXN	9,352	0	(4)
	08/2021	BRL	24,651		$4,879	0	(60)
	08/2021	EUR	6,561	BRL	38,897	8	0
	08/2021	RUB	195,982		$2,634	7	(32)
	09/2021	HKD	396,685		51,135	37	0
	09/2021	MYR	5,201		1,258	8	0
	09/2021	PLN	1,014		267	1	0
	09/2021	RUB	304,578		4,156	41	0
	09/2021		$491	PLN	1,861	0	(3)
	09/2021		4,646	ZAR	63,975	0	(208)
HUS	07/2021	GBP	2,088		$2,956	68	0
	07/2021	JPY	11,462,965		105,081	1,900	0
	07/2021		$449	CAD	556	0	0
	07/2021		123,397	GBP	89,155	0	(69)
	08/2021	GBP	89,155		$123,407	67	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	RUB	239,202	3,177	0	(69)
09/2021	KRW	10,669,826	9,577	138	0
09/2021	PLN	1,156	302	0	(1)
09/2021	RUB	126,815	1,731	18	0
09/2021	$8,407	CNH	54,028	0	(96)
09/2021	5,610	HKD	43,525	0	(4)
11/2021	ILS	4,802	$1,480	5	0
JPM	07/2021	NZD	5,450	3,977	168	0
07/2021	TRY	17,733	2,009	2	0
07/2021	$348	ILS	1,129	0	(1)
10/2021	5,747	MXN	120,895	246	0
12/2021	PHP	32,360	$670	15	0
MYI	07/2021	BRL	1,540	308	0	(2)
07/2021	ILS	1,129	348	2	0
07/2021	JPY	6,767,362	62,121	1,206	0
07/2021	RUB	77,702	1,014	0	(45)
07/2021	$4,101	AUD	5,421	0	(35)
07/2021	294	BRL	1,540	16	0
07/2021	1,057	GBP	762	0	(3)
08/2021	AUD	5,421	$4,101	35	0
09/2021	KRW	535,226	480	6	0
09/2021	MYR	1,430	345	1	0
RBC	09/2021	TWD	189,150	6,904	87	0
RYL	07/2021	GBP	1,975	2,784	52	0
SCX	07/2021	AUD	2,913	2,251	66	0
07/2021	EUR	13,914	17,022	523	0
07/2021	MXN	6,066	303	0	(1)
07/2021	$801	DKK	4,940	0	(14)
08/2021	EUR	13,373	$15,869	2	0
08/2021	$26	CZK	533	0	(1)
09/2021	THB	76,274	$2,424	45	0
09/2021	TWD	2,299,026	83,814	957	0
09/2021	$6,841	IDR	98,534,904	0	(136)
12/2021	4,110	INR	308,604	0	(42)
12/2021	4,488	SGD	5,941	0	(71)
SOG	07/2021	RUB	79,364	$1,022	0	(60)
08/2021	137,767	1,827	0	(43)
09/2021	$627	INR	46,281	0	(10)
SSB	07/2021	BRL	28,544	$5,380	0	(359)
07/2021	CHF	5,727	6,392	203	0
07/2021	$934	CHF	860	0	(5)
09/2021	596	ZAR	8,178	0	(28)
TOR	07/2021	CAD	13,696	$11,336	287	0
08/2021	13,906	11,230	12	0
UAG	07/2021	AUD	9,293	7,203	234	0
07/2021	BRL	2,353	470	0	(3)
07/2021	RUB	285,329	3,761	10	(138)
07/2021	$19,934	AUD	26,279	0	(226)
07/2021	463	BRL	2,353	10	0
07/2021	171,377	JPY	18,971,426	0	(609)
07/2021	360	RUB	26,420	0	0
08/2021	AUD	26,279	$19,937	226	0
08/2021	JPY	18,971,426	171,422	609	0
09/2021	RUB	125,288	1,708	15	0
09/2021	TWD	103,259	3,773	52	0

Total Forward Foreign Currency Contracts	$14,903	$(4,350)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	10,626	$64	$54

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	158,800	$373	$343
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	87,200	837	582

$1,210	$925

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	1,400	$8	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,100	10	4
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	1,300	8	5

$26	$9

Total Purchased Options	$1,300	$988

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	1,800	$(2)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,700	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,000	(2)	(2)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,900	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,900	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	3,000	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	3,000	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	1,300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	5,000	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	2,800	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	1,500	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,300	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	2,000	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,800	(4)	(2)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	400	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,700	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,900	(2)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,800	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,800	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,800	(6)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,300	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,300	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,800	(3)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	900	(5)	(4)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	900	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	1,200	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,600	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	3,100	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	600	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	2,100	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,800	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	2,400	(3)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,600	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	1,500	(2)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	2,100	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,400	(2)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	400	(1)	0

$(109)	$(37)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	12,393	$(276)	$(67)
Call - OTC USD versus MXN	23.100	12/16/2021	12,393	(226)	(64)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	10,867	(110)	(46)
Call - OTC USD versus CNH	7.000	12/16/2021	10,867	(111)	(14)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	9,341	(185)	(40)
Call - OTC USD versus MXN	23.000	12/09/2021	9,341	(185)	(48)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	21,252	(64)	(47)

$(1,157)	$(326)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	10,600	$(126)	$(20)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	21,800	(278)	(30)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,000	(8)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	174,500	(837)	(534)

$(1,249)	$(584)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	2,600	$(11)	$(2)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	600	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	600	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,300	(8)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,300	(6)	(7)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	2,200	(7)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	2,900	(10)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	2,200	(14)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	2,600	(8)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	700	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	800	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	800	(2)	(2)

$(80)	$(38)

Total Written Options	$(2,595)	$(985)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,407	$(731)	$623	$0	$(108)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,988	(1,315)	1,126	0	(189)

$(2,046)	$1,749	$0	$(297)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RALVEIET Index	738,206	0.952% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	$102,721	$0	$(1,721)	$0	$(1,721)
Pay	NDDUWXUS Index	15,155	(0.033)% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	118,620	0	3,484	3,484	0
Pay	NDDUWXUS Index	4,871	0.001% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	37,009	0	3	3	0
Pay	NDUEEGF Index	45,148	0.121% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	30,277	0	10	10	0
Receive	RALVEIET Index	610,257	1.151% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/20/2022	83,526	0	(77)	0	(77)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	RALVEIIT Index	708,077	0.552% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	118,079	0	(2,829)	0	(2,829)
BRC	Pay	S&P 500 Total Return Index	24,814	0.421% (1-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/12/2022	221,906	0	68	68	0
CBK	Pay	NDDUWXUS Index	2,753	(0.018)% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	21,548	0	633	633	0
	Pay	S&P 500 Total Return Index	9,793	0.272% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	86,508	0	(1,059)	0	(1,059)
	Pay	NDUEEGF Index	76,834	0.022% (1-Month USD-LIBOR less a specified spread)	Monthly	05/25/2022	51,565	0	51	51	0
	Receive	RALVEIUT Index	443,789	0.372% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	92,446	0	(218)	0	(218)
FAR	Receive	RALVEIUT Index	236,640	0.272% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	49,295	0	(114)	0	(114)
	Receive	RALVEIUT Index	1,450,428	0.421% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	301,471	0	(97)	0	(97)
	Receive	RALVEIUT Index	260,929	0.431% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	54,234	0	(17)	0	(17)
FBF	Pay	NDUEEGF Index	1,399	0.032% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	939	0	1	1	0
	Receive	RALVEIET Index	249,142	0.962% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	34,668	0	(581)	0	(581)
	Pay	NDUEEGF Index	12,585	0.281% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	8,440	0	4	4	0
	Pay	S&P 500 Total Return Index	3,713	0.411% (1-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/12/2022	33,205	0	10	10	0
	Receive	RALVEIET Index	186,773	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/25/2022	25,990	0	(435)	0	(435)
GST	Pay	NDUEEGF Index	4,728	0.072% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	3,173	0	3	3	0
JPM	Receive	RALVEIUT Index	914,191	0.302% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	190,435	0	(443)	0	(443)
	Receive	RALVEIET Index	712,896	1.071% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	97,574	0	(75)	0	(75)
MEI	Pay	NDDUWXUS Index	13,181	(0.058)% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	103,169	0	3,029	3,029	0
	Pay	NDUEEGF Index	14,941	0.092% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	10,027	0	10	10	0
	Receive	RALVEIIT Index	304,229	0.602% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	50,733	0	(1,217)	0	(1,217)
	Receive	RALVEIIT Index	1,000,209	0.632% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	166,795	0	(4,002)	0	(4,002)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

	Pay	NDDUWXUS Index	2,429	(0.030)% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	18,455	0	1	1	0
	Pay	NDDUWXUS Index	6,644	0.041% (1-Month USD-LIBOR less a specified spread)	Monthly	01/12/2022	50,480	0	5	5	0
	Receive	RALVEIIT Index	2,012,613	0.611% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	327,653	0	(159)	0	(159)
	Receive	RALVEIIT Index	209,009	0.652% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	34,854	0	(837)	0	(837)
MYI	Receive	NDDUWXUS Index	244	(0.058)% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	1,910	0	(56)	0	(56)
	Pay	RALVEIIT Index	56,478	0.652% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	9,418	0	226	226	0
UAG	Pay	NDUEEGF Index	18,150	0.132% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	12,181	0	13	13	0
	Pay	NDUEEGF Index	81,385	0.416% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2022	54,578	0	30	30	0

								$0	$(6,356)	$7,581	$(13,937)

Total Swap Agreements								$(2,046)	$(4,607)	$7,581	$(14,234)

(m)

Securities with an aggregate market value of $16,305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$84,870	$0		$84,870
Industrials						0	43,056	0		43,056
Utilities						0	13,670	0		13,670
Municipal Bonds & Notes
Illinois						0	103	0		103
U.S. Government Agencies						0	58,076	0		58,076
U.S. Treasury Obligations						0	386,885	0		386,885
Non-Agency Mortgage-Backed Securities						0	102,729	0		102,729
Asset-Backed Securities						0	107,433	0		107,433
Sovereign Issues						0	6,950	0		6,950
Preferred Securities
Banking & Finance						0	4,784	0		4,784
Short-Term Instruments
Short-Term Notes						0	19,898	0		19,898
Israel Treasury Bills						0	22,205	0		22,205
U.S. Treasury Bills						0	18,798	0		18,798
U.S. Treasury Cash Management Bills						0	3,100	0		3,100

						$0	$872,557	$0		$872,557
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$303,110	$0	$0		$303,110

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Total Investments	$303,110	$872,557	$0	$1,175,667

Short Sales, at Value - Liabilities
Sovereign Issues	0	(15,154)	0	(15,154)
U.S. Government Agencies	0	(5,919)	0	(5,919)

	$0	$(21,073)	$0	$(21,073)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	103	2,023	0	2,126
Over the counter	0	23,472	0	23,472

	$103	$25,495	$0	$25,598
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(135)	(2,611)	0	(2,746)
Over the counter	(3)	(19,566)	0	(19,569)

	$(138)	$(22,177)	$0	$(22,315)

Total Financial Derivative Instruments	$(35)	$3,318	$0	$3,283

Totals	$303,075	$854,802	$0	$1,157,877

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Real Return Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.1% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 4.6%
Aviation Capital Group LLC
2.875% due 01/20/2022		$200	$202
4.375% due 01/30/2024		100	107
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		115	122
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	1,400	1,797
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	142,295	7,167
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	12,022
Deutsche Bank AG 4.250% due 10/14/2021		49,600	50,140
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,230
Erste Group Bank AG 8.875% due 10/15/2021 •(f)(g)	EUR	200	243
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$9,800	10,076
ING Bank NV 2.625% due 12/05/2022		14,800	15,296
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	47,379	7,209
1.000% due 10/01/2050		367,052	56,393
1.000% due 10/01/2053		145,193	21,844
1.500% due 10/01/2053		75,000	11,774
2.500% due 10/01/2047		11	2
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(f)(g)	EUR	700	918
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	203
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		10,700	10,947
4.519% due 06/25/2024 •		6,900	7,411
8.625% due 08/15/2021 •(f)(g)		2,830	2,857
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	102
3.875% due 09/21/2023		100	106
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	19,437	2,952
1.000% due 10/01/2050		261,085	40,154
1.500% due 10/01/2053		171,700	27,002
2.500% due 10/01/2047		5	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	200
Nykredit Realkredit A/S
0.500% due 10/01/2043	DKK	140,596	21,388
1.000% due 10/01/2050		795,646	122,241
1.500% due 10/01/2053		632,900	99,426
2.500% due 10/01/2047		28	5
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$41	43
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	11	2
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		$200	205
UniCredit SpA 7.830% due 12/04/2023		37,100	43,008

			574,795

INDUSTRIALS 0.1%
AbbVie, Inc.
2.900% due 11/06/2022		200	207
5.000% due 12/15/2021		2,600	2,625
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		200	201
Community Health Systems, Inc. 6.625% due 02/15/2025		100	106

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Discovery Communications LLC 2.950% due 03/20/2023	105	109
Heathrow Funding Ltd. 4.875% due 07/15/2023	250	250
IHS Markit Ltd. 5.000% due 11/01/2022	100	105
Imperial Brands Finance PLC 3.750% due 07/21/2022	400	411
JT International Financial Services BV 3.500% due 09/28/2023	400	426
Komatsu Finance America, Inc. 2.437% due 09/11/2022	200	204
NXP BV 3.875% due 09/01/2022	200	207
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	100	105
Raytheon Technologies Corp. 3.100% due 11/15/2021	200	201
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	19	19
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	200	211
Toyota Industries Corp. 3.110% due 03/12/2022	200	204
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,450	1,532
VMware, Inc. 3.900% due 08/21/2027	1,900	2,113
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021	200	203

		9,439

SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC 1.385% due 09/02/2021 (h)	5,000	5,004

UTILITIES 0.0%
American Transmission Systems, Inc. 5.250% due 01/15/2022	100	102
Duke Energy Corp. 2.400% due 08/15/2022	200	204
Eversource Energy 2.900% due 10/01/2024	300	318
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022	200	215
Petrobras Global Finance BV 5.093% due 01/15/2030	1,229	1,343
Progress Energy, Inc. 3.150% due 04/01/2022	100	102
Tampa Electric Co. 2.600% due 09/15/2022	200	204

		2,488

Total Corporate Bonds & Notes (Cost $588,252)		591,726

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.152% due 12/25/2036 - 07/25/2037 •	244	240
0.222% due 03/25/2036 •	66	65
0.442% due 07/25/2037 - 05/25/2042 •	117	118
0.532% due 05/25/2036 •	26	27
0.537% due 02/25/2037 •	174	176
1.328% due 06/01/2043 - 10/01/2044 •	432	445
1.467% due 04/01/2032 •	14	14
1.731% due 04/01/2027 •	9	9
1.900% due 02/01/2032 •	4	4
1.903% due 05/01/2035 •	51	51
2.000% due 04/01/2033 •	104	109
2.096% due 05/25/2035 ~	8	8
2.105% due 05/01/2036 •	3	3
2.381% due 02/01/2034 •	12	12
2.465% due 11/01/2033 •	16	16
2.485% due 04/01/2035 •	47	47
2.518% due 10/01/2033 •	2	3
4.051% due 12/01/2036 •	15	16
4.931% due 09/01/2034 •	7	7
6.500% due 06/25/2028	16	18
Freddie Mac
0.343% due 01/15/2037 •	4	4
0.352% due 08/25/2031 •	109	106
0.372% due 09/25/2031 •	271	269
1.328% due 02/25/2045 •	417	421
1.516% due 07/25/2044 •	85	88

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.018% due 07/01/2036 •	50	52
2.115% due 09/01/2036 •	27	28
2.132% due 06/01/2033 •	82	83
2.230% due 10/01/2036 •	27	27
2.338% due 01/01/2034 •	153	154
2.517% due 01/01/2034 •	86	87
6.500% due 01/25/2028	6	7
7.000% due 10/15/2030	20	23
Ginnie Mae
0.599% due 08/20/2068 •	13,484	13,381
0.910% due 01/20/2060 •	11,661	11,786
2.125% due 12/20/2035 •	225	235
2.250% due 07/20/2035 •	7	8
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 09/01/2049	58,400	62,395
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2051	19,780	20,834
4.000% due 07/01/2051 - 08/01/2051	493,330	525,733

Total U.S. Government Agencies (Cost $638,014)		637,109

U.S. TREASURY OBLIGATIONS 93.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	13,790	12,389
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)	41,873	42,818
0.125% due 04/15/2022	409,739	420,326
0.125% due 07/15/2022	140,110	145,218
0.125% due 01/15/2023	224,171	234,248
0.125% due 07/15/2024	153,479	165,085
0.125% due 10/15/2024	271,024	292,165
0.125% due 04/15/2025 (k)	190,494	205,671
0.125% due 10/15/2025	81,802	89,052
0.125% due 04/15/2026	183,534	199,738
0.125% due 07/15/2026	155,839	170,708
0.125% due 01/15/2030 (i)	578,408	635,429
0.125% due 07/15/2030	180,436	199,215
0.125% due 01/15/2031 (i)	562,894	620,002
0.125% due 02/15/2051 (m)	37,204	40,840
0.250% due 01/15/2025 (k)(m)	33,816	36,611
0.250% due 07/15/2029	448,007	498,772
0.250% due 02/15/2050	75,028	85,099
0.375% due 07/15/2023	188,640	200,711
0.375% due 07/15/2025 (k)	90,066	98,926
0.375% due 01/15/2027	226,734	251,079
0.375% due 07/15/2027	236,882	264,319
0.500% due 04/15/2024 (i)	395,979	426,922
0.500% due 01/15/2028	452,613	507,733
0.625% due 07/15/2021	174,040	174,734
0.625% due 04/15/2023	394,305	417,168
0.625% due 01/15/2024	321,898	346,757
0.625% due 01/15/2026	287,374	319,257
0.625% due 02/15/2043	60,525	72,404
0.750% due 07/15/2028	249,439	286,390
0.750% due 02/15/2042	205,640	250,841
0.750% due 02/15/2045	130,259	160,918
0.875% due 01/15/2029	161,343	186,812
0.875% due 02/15/2047	150,318	193,737
1.000% due 02/15/2046	206,532	270,384
1.000% due 02/15/2048	54,674	73,052
1.000% due 02/15/2049 (m)	37,463	50,537
1.375% due 02/15/2044 (i)	469,149	648,368
1.750% due 01/15/2028	277,511	335,573
2.000% due 01/15/2026	138,167	162,618
2.125% due 02/15/2040	114,482	170,864
2.125% due 02/15/2041	108,227	163,299
2.375% due 01/15/2025	213,698	248,401
2.375% due 01/15/2027 (m)	2,286	2,801
2.500% due 01/15/2029	149,067	192,129
3.375% due 04/15/2032 (m)	11,732	17,317
3.625% due 04/15/2028 (i)	447,278	603,416
3.875% due 04/15/2029	281,117	395,558
U.S. Treasury Notes
1.750% due 12/31/2024 (i)(m)	38,020	39,572

Total U.S. Treasury Obligations (Cost $10,701,251)		11,625,983

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust
2.662% due 10/25/2035 ^~	253	249
2.867% due 08/25/2035 ~	146	145
Alliance Bancorp Trust 0.332% due 07/25/2037 •	4,263	4,003
American Home Mortgage Assets Trust
0.302% due 10/25/2046 •	5,408	3,587
0.472% due 05/25/2046 ^•	341	306

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

American Home Mortgage Investment Trust 1.671% due 09/25/2045 •	95	95
AREIT Trust 2.744% due 04/15/2037 •	10,440	10,519
Banc of America Funding Trust
3.209% due 01/20/2047 ~	3,738	3,662
3.348% due 01/20/2047 ^~	138	133
5.753% due 10/25/2036 ^þ	131	131
5.837% due 01/25/2037 ^þ	115	115
5.888% due 04/25/2037 ^þ	94	96
Banc of America Mortgage Trust
2.554% due 11/25/2035 ^~	345	333
2.982% due 07/25/2035 ^~	195	195
3.473% due 12/25/2034 ~	133	148
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •	7,251	7,253
BCAP LLC Trust
0.262% due 01/25/2037 ^•	1,015	1,001
2.880% due 04/26/2036 ~	1,958	1,748
Bear Stearns Adjustable Rate Mortgage Trust
2.302% due 01/25/2034 ~	129	132
2.742% due 01/25/2034 ~	377	390
2.773% due 10/25/2035 ~	297	304
2.780% due 11/25/2030 ~	49	49
2.893% due 02/25/2034 ~	302	307
2.910% due 07/25/2036 ^~	676	664
3.048% due 11/25/2034 ~	45	44
3.129% due 02/25/2036 ^~	121	120
3.156% due 05/25/2047 ^~	607	603
Bear Stearns ALT-A Trust
2.624% due 05/25/2035 ~	28	29
2.715% due 08/25/2036 ^~	285	214
3.008% due 09/25/2035 ^~	48	38
3.088% due 08/25/2036 ^~	451	388
3.105% due 09/25/2047 ^~	3,387	2,274
3.115% due 11/25/2036 ~	740	567
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	22	22
2.822% due 02/25/2037 ~	38	39
2.877% due 12/25/2035 ^~	239	231
ChaseFlex Trust 0.592% due 06/25/2035 •	200	72
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.272% due 07/25/2036 •	257	249
CIM Trust 1.092% due 02/25/2049 •	514	515
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	225	227
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~	67	69
2.470% due 05/25/2035 •	62	63
2.791% due 07/25/2046 ^~	507	501
3.228% due 09/25/2059 þ	4,688	4,708
3.234% due 09/25/2037 ^~	195	193
3.258% due 04/25/2066 ~	1,999	2,018
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •	101	103
Countrywide Alternative Loan Trust
0.262% due 01/25/2037 ^•	0	1
0.273% due 02/20/2047 ^•	59	46
0.288% due 12/20/2046 ^•	3,470	3,038
0.312% due 06/25/2046 «•	1	8
0.513% due 03/20/2046 •	139	118
0.513% due 07/20/2046 ^•	3,193	2,539
0.731% due 11/20/2035 •	378	364
0.792% due 10/25/2035 ^•	93	69
1.116% due 12/25/2035 •	589	542
3.051% due 02/25/2037 ^~	1,780	1,780
5.000% due 07/25/2035	109	85
5.500% due 11/25/2035 ^	25	24
5.750% due 05/25/2036	1,061	649
6.000% due 01/25/2037 ^	3,642	2,934
6.000% due 02/25/2037 ^	70	46
6.000% due 04/25/2037	1,466	1,477
6.500% due 08/25/2032	73	75
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •	282	268
0.732% due 03/25/2035 •	7	7
2.499% due 01/20/2035 ~	20	21
2.639% due 11/20/2034 ~	6	7
2.743% due 04/20/2036 ^~	48	44
2.789% due 04/25/2035 ^~	42	39
2.800% due 11/25/2034 ~	6	6
2.830% due 10/20/2035 ~	14,216	14,582
2.846% due 02/25/2047 ^~	154	148
2.915% due 04/20/2035 ~	14	14

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.929% due 02/20/2036 ^~		48	39
2.949% due 03/25/2037 ^~		142	133
3.093% due 11/25/2037 ~		1,398	1,390
5.500% due 11/25/2035 ^		91	72
5.500% due 04/25/2038		301	313
6.000% due 04/25/2036		1,521	1,146
6.000% due 03/25/2037 ^		4,509	3,468
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~		4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		393	167
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		2,235	2,253
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.620% due 10/25/2035 ~		47	46
First Horizon Alternative Mortgage Securities Trust
2.179% due 06/25/2034 ~		260	266
2.333% due 09/25/2034 ~		67	67
6.000% due 02/25/2037 ^		738	460
6.250% due 08/25/2037 ^		180	122
First Horizon Mortgage Pass-Through Trust 2.861% due 08/25/2035 ~		270	214
Great Hall Mortgages PLC
0.210% due 03/18/2039 •	GBP	366	502
0.230% due 06/18/2038 •		289	395
GreenPoint Mortgage Funding Trust 0.532% due 06/25/2045 •		$477	449
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	139	162
GSR Mortgage Loan Trust
2.825% due 11/25/2035 ~		$186	188
2.848% due 11/25/2035 ~		25	25
3.052% due 04/25/2035 ~		46	46
3.084% due 07/25/2035 ~		108	113
3.190% due 11/25/2035 ^~		473	453
HarborView Mortgage Loan Trust
0.283% due 09/19/2037 •		193	189
0.533% due 05/19/2035 •		5	4
0.573% due 03/19/2036 ^•		503	500
0.593% due 01/19/2036 •		1,259	925
0.713% due 11/19/2035 •		689	628
0.773% due 06/20/2035 •		188	185
2.187% due 04/19/2034 ~		63	61
2.492% due 01/19/2035 ~		213	219
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	30,853	42,897
HomeBanc Mortgage Trust 2.432% due 04/25/2037 ^~		$706	677
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		1,111	1,119
Impac CMB Trust 0.992% due 10/25/2033 •		9	9
IndyMac Mortgage Loan Trust
0.332% due 07/25/2036 •		730	693
0.392% due 06/25/2037 ^•		304	161
0.492% due 06/25/2046 •		1,311	1,200
0.652% due 07/25/2035 •		282	233
0.692% due 11/25/2035 ^•		145	102
2.485% due 01/25/2036 ^~		64	63
2.789% due 10/25/2035 ~		112	98
2.864% due 11/25/2035 ^~		204	189
2.880% due 12/25/2034 ~		53	55
2.924% due 11/25/2035 ^~		4	4
2.969% due 06/25/2036 ~		169	169
2.986% due 08/25/2035 ~		141	131
2.986% due 08/25/2035 ^~		113	104
2.994% due 08/25/2036 ~		336	320
3.009% due 10/25/2034 ~		308	313
JP Morgan Alternative Loan Trust
0.552% due 03/25/2036 •		2,494	2,438
0.552% due 12/25/2036 •		16,100	15,716
6.000% due 12/27/2036		130	97
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		4,330	4,304
JP Morgan Mortgage Trust
2.282% due 06/25/2036 ^~		19	16
2.568% due 06/25/2035 ~		17	17
2.618% due 10/25/2035 ^~		82	72
2.696% due 07/25/2035 ~		159	165
2.777% due 04/25/2035 ~		10	10
2.801% due 07/25/2035 ~		61	61
2.880% due 08/25/2035 ~		155	161
2.905% due 11/25/2035 ^~		160	149
2.979% due 08/25/2035 ~		152	154
3.179% due 07/25/2035 ~		33	34

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		4,831	4,850
Lehman XS Trust
0.272% due 12/25/2036 •		1,370	1,411
0.342% due 08/25/2037 •		3,714	3,611
1.242% due 12/25/2037 •		14,878	15,425
Luminent Mortgage Trust 0.452% due 12/25/2036 ^•		365	345
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •		1,065	983
2.079% due 12/25/2033 ~		420	415
2.392% due 12/25/2033 ~		14	15
2.876% due 11/21/2034 ~		169	171
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•		923	52
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.773% due 11/15/2031 •		46	46
0.813% due 09/15/2030 •		29	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.513% due 12/15/2030 •		90	89
0.553% due 06/15/2030 •		42	42
0.933% due 08/15/2032 •		104	100
2.610% due 10/20/2029 •		41	42
Merrill Lynch Mortgage Investors Trust
0.592% due 11/25/2035 •		267	266
0.705% due 03/25/2030 •		24	23
0.905% due 11/25/2029 •		8	8
1.882% due 02/25/2033 ~		494	484
1.883% due 05/25/2036 ~		42	40
2.116% due 12/25/2034 ~		231	236
2.300% due 02/25/2034 ~		594	611
2.482% due 06/25/2037 ~		160	164
2.809% due 02/25/2035 ~		192	194
2.945% due 12/25/2035 ~		50	43
3.159% due 09/25/2035 ^~		89	83
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ		217	122
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		29,508	30,792
4.500% due 05/25/2058 ~		3,934	4,272
New York Mortgage Trust 2.777% due 05/25/2036 ^~		103	96
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.240% due 02/25/2036 ^~		73	65
5.820% due 03/25/2047 þ		263	273
6.138% due 03/25/2047 þ		243	253
Residential Accredit Loans, Inc. Trust
0.392% due 08/25/2035 •		60	52
0.452% due 06/25/2046 •		2,636	856
0.652% due 12/25/2045 •		831	677
1.023% due 10/25/2037 ~		4,161	4,012
1.476% due 09/25/2045 •		129	126
4.301% due 09/25/2035 ^~		44	38
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		5,157	3,789
0.492% due 01/25/2046 ^•		61	21
5.500% due 06/25/2033		70	71
6.250% due 10/25/2036 ^		620	605
6.500% due 06/25/2037		1,774	719
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	13,134	18,360
Sequoia Mortgage Trust
0.493% due 07/20/2036 •		$627	618
0.724% due 05/20/2034 •		223	223
0.793% due 10/19/2026 •		19	19
0.853% due 10/20/2027 •		18	18
0.893% due 10/20/2027 •		35	35
0.993% due 12/20/2032 •		30	30
Structured Adjustable Rate Mortgage Loan Trust
0.412% due 10/25/2035 •		431	427
1.516% due 01/25/2035 ^•		14	13
1.671% due 10/25/2037 ^•		207	210
2.386% due 04/25/2034 ~		3	4
2.537% due 02/25/2034 ~		139	141
2.848% due 11/25/2035 ^~		70	66
2.925% due 08/25/2035 ~		77	74
2.961% due 09/25/2035 ~		237	230
2.964% due 05/25/2036 ^~		66	60
3.123% due 09/25/2034 ~		1	1
3.156% due 09/25/2036 ^~		491	433
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		80	33
0.512% due 04/25/2036 •		337	322
0.512% due 05/25/2036 •		2,393	2,095
0.552% due 02/25/2036 •		277	266
0.593% due 07/19/2035 •		436	438

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.712% due 12/25/2035 ^•		152	147
0.753% due 09/19/2032 •		73	73
0.753% due 10/19/2034 •		44	43
0.793% due 03/19/2034 •		103	104
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.244% due 01/25/2034 ~		5	5
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	84
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	25,528	35,501
VOLT LLC 2.116% due 04/25/2051 þ		$976	977
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 07/25/2045 •		16	16
0.772% due 01/25/2045 •		563	563
0.816% due 03/25/2047 ^•		3,206	3,073
0.886% due 05/25/2047 •		484	469
0.892% due 10/25/2044 •		169	162
0.948% due 12/25/2046 ^•		1,526	1,416
1.096% due 06/25/2046 •		56	57
1.116% due 02/25/2046 •		416	419
1.192% due 07/25/2044 •		740	755
1.316% due 11/25/2042 •		25	24
1.516% due 06/25/2042 •		48	47
1.593% due 02/27/2034 •		423	433
2.409% due 03/25/2034 ~		41	42
2.564% due 01/25/2037 ^~		911	909
2.571% due 06/25/2033 ~		182	185
2.716% due 04/25/2037 ^~		606	577
2.724% due 12/25/2035 ~		22	22
2.725% due 03/25/2035 ~		48	50
2.730% due 12/25/2036 ^~		560	553
2.888% due 12/25/2035 ~		1,314	1,332
2.941% due 02/25/2037 ^~		1,268	1,201
3.099% due 09/25/2035 ~		143	144
3.115% due 02/25/2037 ^~		260	258
3.132% due 12/25/2035 ~		271	277
3.259% due 05/25/2037 ^~		1,127	1,008
3.320% due 08/25/2036 ^~		108	108
Washington Mutual Mortgage Pass-Through Certificates Trust
1.086% due 05/25/2046 ^•		1,061	922
6.000% due 06/25/2037		5,710	5,348
6.500% due 08/25/2035		193	185
Wells Fargo Mortgage-Backed Securities Trust
2.827% due 04/25/2036 ~		599	588
2.873% due 12/28/2037 ~		2,284	2,279
2.940% due 10/25/2036 ~		15	15

Total Non-Agency Mortgage-Backed Securities (Cost $311,433)			326,022

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp. Home Equity Loan Trust
0.782% due 05/25/2035 •		2,278	2,275
1.892% due 10/25/2032 •		21	22
1.892% due 06/25/2034 •		74	73
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,800	2,132
Aegis Asset-Backed Securities Trust 0.737% due 12/25/2035 •		$2,350	2,327
AlbaCore EURO CLO DAC 1.530% due 07/18/2031•	EUR	4,900	5,829
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(a)		$5,200	5,200
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.022% due 05/25/2035 •		1,800	1,805
Anchorage Capital CLO Ltd.
1.234% due 07/15/2030 •		8,500	8,493
1.588% due 10/20/2031 •		25,500	25,538
Apidos CLO 0.000% due 07/17/2030 •		10,000	9,992
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	1,500	1,782
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		$5,300	5,301
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	5,900	6,996
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$2,600	2,597
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		1,641	1,538
Argent Securities Trust
0.392% due 07/25/2036 •		3,555	3,232
0.412% due 05/25/2036 •		1,229	453
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.142% due 12/25/2033 •		3,852	3,825

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	3,100	3,669
Asset-Backed Funding Certificates Trust 0.792% due 06/25/2034 •		$2,690	2,650
Assurant CLO Ltd. 1.141% due 10/20/2031 •		5,700	5,700
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	2,077	2,464
Babson Euro CLO BV 0.281% due 10/25/2029 •		842	997
Barings Euro CLO BV
0.680% due 07/27/2030 •		2,400	2,848
1.050% due 07/27/2030 •		379	450
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$1,412	1,422
Bear Stearns Asset-Backed Securities Trust
0.202% due 04/25/2031 •		20	96
0.352% due 10/25/2036 •		100	100
Benefit Street Partners CLO Ltd. 1.030% due 01/17/2032 •		3,050	3,051
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(a)		5,100	5,100
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	1,150	1,365
Blackrock European CLO DAC 0.620% due 10/15/2031 •		9,300	10,980
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •		900	1,061
Cairn CLO BV 0.000% due 10/15/2031 •		4,300	5,099
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(a)		$10,700	10,700
Carrington Mortgage Loan Trust
0.492% due 01/25/2036 •		2,000	1,962
1.420% due 10/17/2029 •		11,800	11,808
Catamaran CLO Ltd.
1.280% due 01/18/2029 •		1,970	1,973
1.444% due 04/22/2030 •		10,148	10,154
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		3,600	3,600
CIFC Funding Ltd.
1.036% due 10/25/2027 •		7,926	7,935
1.038% due 10/24/2030 •		12,600	12,603
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		12,029	12,237
Citigroup Mortgage Loan Trust
0.542% due 03/25/2037 •		2,109	2,068
0.552% due 12/25/2036 •		3,381	2,785
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		17,188	16,818
Countrywide Asset-Backed Certificates
0.232% due 08/25/2037 ^•		205	194
0.282% due 11/25/2037 •		5,862	5,616
0.342% due 03/25/2037 •		10,300	9,908
5.805% due 04/25/2036 ^~		674	662
Countrywide Asset-Backed Certificates Trust
0.282% due 06/25/2047 •		238	237
0.832% due 08/25/2047 •		856	842
1.817% due 11/25/2034 •		2,533	2,558
Countrywide Asset-Backed Certificates Trust, Inc. 0.872% due 11/25/2034 •		295	293
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		180	60
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	700	827
0.650% due 10/15/2031 •		15,000	17,825
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		$2,254	2,256
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	14,800	17,487
Dryden Euro CLO DAC 0.000% due 05/15/2034 (a)		9,600	11,383
Dryden Senior Loan Fund 1.204% due 04/15/2029 •		$15,000	15,020
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	300	355
First Franklin Mortgage Loan Trust
0.197% due 10/25/2036 •		$1,838	1,710
0.797% due 11/25/2036 •		14,950	14,723
Fremont Home Loan Trust 0.227% due 10/25/2036 •		2,617	2,409
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,552	1,168
GSAMP Trust
0.232% due 12/25/2036 •		2,011	1,300
0.462% due 03/25/2047 •		3,000	2,584

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

1.067% due 03/25/2035 ^•		3,073	2,993
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		749	750
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,500	1,777
0.760% due 07/15/2031 •		2,000	2,379
0.960% due 10/20/2031 •		13,000	15,399
Home Equity Asset Trust
0.542% due 02/25/2036 •		$13,300	13,213
0.707% due 04/25/2036 •		1,979	1,970
0.887% due 07/25/2034 •		766	762
HSI Asset Securitization Corp. Trust 0.362% due 02/25/2036 •		2,300	2,265
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •		18,000	18,039
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		4,378	1,706
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		485	478
Jubilee CLO BV 0.650% due 04/15/2031•	EUR	8,300	9,821
KKR CLO Ltd. 0.000% due 07/15/2030 •		$7,000	7,000
Laurelin DAC 0.720% due 10/20/2031 •	EUR	4,700	5,568
LCM LP 1.188% due 07/20/2030 •		$4,000	4,001
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,892	2,901
3.750% due 04/25/2059 þ		5,006	5,052
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		4,279	3,154
Lehman XS Trust
0.412% due 05/25/2036 •		3,427	3,797
0.892% due 10/25/2035 •		136	136
4.688% due 06/25/2036 þ		5,365	5,746
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		14,100	14,104
Long Beach Mortgage Loan Trust 0.827% due 08/25/2035 •		21	21
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	4,100	4,869
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •		8,600	10,217
0.870% due 01/15/2030 •		4,148	4,917
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		$6,700	6,700
Marlette Funding Trust 2.690% due 09/17/2029		339	340
Merrill Lynch Mortgage Investors Trust
0.212% due 02/25/2037 •		116	50
0.252% due 09/25/2037 •		122	70
MidOcean Credit CLO
0.000% due 01/29/2030 •		6,900	6,895
0.984% due 04/15/2027 •		84	84
1.205% due 02/20/2031 •		6,100	6,100
Morgan Stanley ABS Capital, Inc. Trust
0.322% due 10/25/2036 •		132	87
0.432% due 03/25/2037 •		505	283
Morgan Stanley Dean Witter Capital, Inc. Trust 1.442% due 02/25/2033 •		422	423
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		123	80
6.000% due 02/25/2037 ^~		111	87
Mountain View CLO Ltd. 0.984% due 10/15/2026 •		559	559
MP CLO Ltd. 0.891% due 10/18/2028 •		5,700	5,700
Nassau Ltd. 2.338% due 07/20/2029 •		6,800	6,807
New Century Home Equity Loan Trust 0.857% due 02/25/2035 •		944	934
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.527% due 03/25/2036 •		4,033	3,993
NovaStar Mortgage Funding Trust
0.262% due 11/25/2036 •		1,458	640
0.797% due 01/25/2036 •		1,804	1,799
1.172% due 06/25/2035 •		2,088	2,103
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	10,500	12,434
OCP CLO Ltd. 0.984% due 07/15/2027 •		$232	232
Option One Mortgage Loan Trust 0.332% due 04/25/2037 •		7,647	4,859
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	5,063	6,024

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(a)		$19,600	19,600
1.076% due 10/24/2027 •		8,060	8,066
1.158% due 04/20/2027 •		1,138	1,138
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.827% due 09/25/2035 •		3,800	3,774
1.022% due 05/25/2035 •		8,391	8,300
1.067% due 10/25/2034 •		89	90
1.082% due 09/25/2034 •		240	240
1.142% due 10/25/2034 •		4,900	4,901
1.817% due 02/25/2035 •		1,636	1,633
Popular ABS Mortgage Pass-Through Trust 1.127% due 06/25/2035 •		1,252	1,241
Renaissance Home Equity Loan Trust 1.192% due 09/25/2037 •		33,642	17,189
Residential Asset Securities Corp. Trust 0.572% due 08/25/2036 •		4,539	4,101
Residential Mortgage Loan Trust 1.592% due 09/25/2029 •		3	3
Romark CLO Ltd. 0.000% due 10/23/2030 •(a)		7,100	7,100
Saxon Asset Securities Trust
0.812% due 05/25/2035 •		500	494
0.812% due 11/25/2037 •		1,915	1,835
Securitized Asset-Backed Receivables LLC Trust 0.412% due 07/25/2036 •		3,384	1,629
Segovia European CLO 0.000% due 07/20/2032 • (a)	EUR	3,900	4,624
SLM Student Loan Trust
0.000% due 06/17/2024 •		12	14
1.076% due 07/25/2023 •		$6,876	6,822
1.676% due 04/25/2023 •		31,238	31,533
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		8,800	8,800
1.156% due 07/25/2030 •		9,600	9,597
1.163% due 01/23/2029 •		27,273	27,307
1.238% due 10/20/2028 •		15,940	15,961
Soundview Home Loan Trust 0.272% due 07/25/2037 •		3,908	3,768
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		9,209	9,220
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,342	1,352
Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •		23,800	23,811
Structured Asset Investment Loan Trust 0.797% due 03/25/2034 •		230	226
Structured Asset Securities Corp. Mortgage Loan Trust
0.392% due 04/25/2036 •		18,099	16,084
0.662% due 10/25/2036 •		2,997	2,953
1.592% due 04/25/2035 •		81	82
Symphony CLO Ltd.
1.064% due 04/15/2028 •		1,745	1,748
1.136% due 07/14/2026 •		3,581	3,585
Telos CLO Ltd. 1.140% due 04/17/2028 •		2,503	2,506
TICP CLO Ltd. 1.028% due 04/20/2028 •		4,728	4,732
Venture CLO Ltd.
0.000% due 09/07/2030 •		5,300	5,295
1.064% due 04/15/2027 •		4,652	4,644
1.064% due 07/15/2027 •		3,287	3,291
1.088% due 10/20/2028 •		1,769	1,769
1.288% due 01/20/2029 •		6,500	6,505
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		12,300	12,302
Voya CLO Ltd. 0.978% due 07/20/2029 •		14,200	14,200
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		14,500	14,480
Wells Fargo Home Equity Asset-Backed Securities Trust 2.492% due 12/25/2034 •		400	414
WhiteHorse Ltd. 1.120% due 04/17/2027 •		742	743
Wind River CLO Ltd. 1.054% due 10/15/2027 •		190	190

Total Asset-Backed Securities (Cost $863,479)			870,732

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond
34.069% (BADLARPP) due 10/04/2022 ~	ARS	6,900	32
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~		61,890	358
Australia Government International Bond
1.250% due 02/21/2022	AUD	16,386	12,517
3.000% due 09/20/2025		13,715	12,136

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	33,542	34,889
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	69,605	89,802
0.250% due 07/25/2024 (e)		50,939	64,557
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		147,540	189,024
1.400% due 05/26/2025 (e)		273,829	350,888
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	4,723,265	43,493
0.100% due 03/10/2027 (e)		268,864	2,478
0.100% due 03/10/2028 (e)		7,451,930	68,821
0.100% due 03/10/2029 (e)		11,061,749	102,408
0.200% due 03/10/2030 (e)		636,243	5,996
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,143	62
7.750% due 05/29/2031		206,976	10,952
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	23,898	18,539
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	8,708
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,691
Saudi Government International Bond 4.000% due 04/17/2025		12,970	14,343
United Kingdom Gilt 1.250% due 11/22/2027 (e)(i)	GBP	18,687	33,410

Total Sovereign Issues (Cost $1,034,383)			1,075,104

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.1%
Banco Santander S.A.
5.250% due 09/29/2023 •(f)(g)		800,000	1,006
6.250% due 09/11/2021 •(f)(g)		2,100,000	2,518
Bank of America Corp. 5.875% due 03/15/2028 •(f)		6,580,000	7,539

			11,063

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		2,004,101	53,037

Total Preferred Securities (Cost $63,379)			64,100

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.015% due 07/06/2021 - 08/10/2021 (b)(c)(m)		$146	146

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.041% due 09/07/2021 (c)(d)(m)		72	72

Total Short-Term Instruments (Cost $218)			218

Total Investments in Securities (Cost $14,200,409)			15,190,994

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		10,467,980	103,225

Total Short-Term Instruments (Cost $103,222)			103,225

Total Investments in Affiliates (Cost $103,222)			103,225

Total Investments 122.9% (Cost $14,303,631)			$15,294,219
Financial Derivative Instruments (j)(l) 0.2%(Cost or Premiums, net $(4,910))			29,594

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Other Assets and Liabilities, net (23.1)%	(2,876,712)

Net Assets 100.0%	$12,447,101

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		When-issued security.
(b)		Coupon represents a weighted average yield to maturity.
(c)		Zero coupon security.
(d)		Coupon represents a yield to maturity.
(e)		Principal amount of security is adjusted for inflation.
(f)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)		Contingent convertible security.
(h)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$53,591	$53,037	0.43%
Lloyds Banking Group PLC	1.385	09/02/2021	05/22/2018	5,000	5,004	0.04

				$58,591	$58,041	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/15/2021	07/15/2021		$(174,825)	$(174,835)
	0.020	06/02/2021	07/06/2021		(83,906)	(83,908)
	0.020	06/09/2021	07/06/2021		(68,208)	(68,209)
	0.040	06/30/2021	07/02/2021		(465,392)	(465,392)
BSN	0.050	06/10/2021	07/12/2021		(49,259)	(49,260)
	0.050	06/15/2021	07/15/2021		(469,500)	(469,510)
GRE	0.040	05/19/2021	07/19/2021		(39,866)	(39,867)
	0.040	06/08/2021	07/08/2021		(43,344)	(43,345)
	0.060	05/12/2021	07/12/2021		(11,756)	(11,757)
MEI	0.110	05/13/2021	08/12/2021	GBP	(23,956)	(33,144)
NOM	0.050	06/17/2021	07/19/2021		$(280,156)	(280,162)
STR	0.060	06/30/2021	07/01/2021		(725,139)	(725,140)
	0.060	07/01/2021	07/02/2021		(671,055)	(671,055)

Total Reverse Repurchase Agreements						$(3,115,584)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.010%	06/15/2021	07/12/2021		$(1,351)	$(1,351)
	0.010	06/30/2021	07/12/2021		(2,187)	(2,187)
	0.010	07/02/2021	07/12/2021		(8,482)	(8,482)
	0.040	06/30/2021	07/02/2021		(6,842)	(6,842)
BOS	0.000	06/14/2021	07/06/2021		(13,881)	(13,881)
	0.000	06/15/2021	07/06/2021		(16,768)	(16,768)
	0.000	06/30/2021	07/06/2021		(20,728)	(20,728)
	0.000	07/02/2021	07/06/2021		(41,099)	(41,099)
NOM	0.080	06/30/2021	07/06/2021		(451)	(451)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.080	07/02/2021	07/06/2021	(452)	(452)

Total Sale-Buyback Transactions	$(112,241)

(i)	Securities with an aggregate market value of $2,346,671 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(2,198,132) at a weighted average interest rate of 0.033%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2021	989	$157,319	$187	$176	$(47)
Euro-Bund 10-Year Bond September Futures	09/2021	1,445	295,752	1,599	925	(326)
Gold 100 oz. August Futures	08/2021	355	62,892	(11)	293	0
U.S. Treasury 5-Year Note September Futures	09/2021	20,521	2,532,901	(4,831)	1,283	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	304	44,750	600	147	0

$(2,456)	$2,824	$(373)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	190	$(16,598)	$40	$0	$(9)
Australia Government 10-Year Bond September Futures	09/2021	52	(5,506)	(23)	0	(24)
Euro-BTP Italy Government Bond September Futures	09/2021	1,145	(197,040)	(1,019)	0	(855)
Euro-Buxl 30-Year Bond September Futures	09/2021	1,323	(318,832)	(5,472)	784	(2,416)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	9	(1,697)	(7)	1	(5)
Euro-Schatz September Futures	09/2021	15,426	(2,051,196)	180	0	(183)
Japan Government 10-Year Bond September Futures	09/2021	159	(217,100)	(284)	0	(57)
U.S. Treasury 2-Year Note September Futures	09/2021	564	(124,261)	176	0	(13)
U.S. Treasury 10-Year Note September Futures	09/2021	8,062	(1,068,215)	(6,499)	0	(1,890)
U.S. Treasury 30-Year Bond September Futures	09/2021	2,990	(480,643)	(14,399)	0	(1,962)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	600	(115,613)	(5,635)	0	(675)
United Kingdom Long Gilt September Futures	09/2021	199	(35,263)	(436)	0	(39)

$(33,378)	$785	$(8,128)

Total Futures Contracts	$(35,834)	$3,609	$(8,501)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$4,100	$(4)	$68	$64	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	339,900	$0	$(493)	$(493)	$36	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	24,850	(3,596)	1,570	(2,026)	0	(80)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	47	(205)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	2,225,400	(791)	124	(667)	1	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	25,600	61	732	793	6	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022	27,700	86	830	916	39	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024	40	(1)	1	0	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	109,200	(788)	(2,992)	(3,780)	0	(184)
Pay	CPURNSA	1.825	Maturity	08/14/2021	$13,200	(72)	(427)	(499)	0	(87)
Pay	CPURNSA	1.840	Maturity	08/14/2021	20,400	(109)	(659)	(768)	0	(135)
Pay	CPURNSA	1.840	Maturity	08/17/2021	45,000	(223)	(1,457)	(1,680)	0	(289)
Receive	CPURNSA	1.445	Maturity	09/09/2021	14,290	(19)	487	468	82	0
Receive	CPURNSA	1.580	Maturity	09/20/2021	96,300	(433)	3,289	2,856	451	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	CPURNSA	1.592	Maturity	09/20/2021		27,700	(131)	946	815	130	0
Receive	CPURNSA	1.488	Maturity	10/01/2021		25,800	(78)	883	805	93	0
Pay	CPURNSA	1.280	Maturity	11/02/2021		41,700	0	(1,527)	(1,527)	0	(48)
Pay	CPURNSA	1.230	Maturity	11/04/2021		38,400	(4)	(1,419)	(1,423)	0	(41)
Pay	CPURNSA	1.290	Maturity	11/05/2021		110,600	(6)	(4,022)	(4,028)	0	(114)
Pay	CPURNSA	2.165	Maturity	01/19/2022		31,300	0	(823)	(823)	34	0
Pay	CPURNSA	2.180	Maturity	01/19/2022		12,500	(1)	(326)	(327)	13	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		31,930	0	(828)	(828)	34	0
Pay	CPURNSA	2.170	Maturity	02/01/2022		68,900	0	(1,805)	(1,805)	75	0
Pay	CPURNSA	2.155	Maturity	02/04/2022		94,200	(2)	(2,467)	(2,469)	100	0
Pay	CPURNSA	2.200	Maturity	02/05/2022		12,900	0	(330)	(330)	15	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	(285)	692	407	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	(3,342)	5,076	1,734	0	(29)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	(506)	641	135	0	(1)
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	1,859	1,859	61	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	1,703	1,703	59	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	(31)	(31)	30	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	(61)	(61)	13	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	31	36	15	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	38	38	16	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(1,568)	(166)	0	(21)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(1,037)	(81)	0	(15)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(2,288)	(1,222)	0	(38)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(636)	(481)	0	(11)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(5,394)	(6,393)	0	(104)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(1,617)	(1,603)	0	(31)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	1,018	1,048	46	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	691	(69)	21	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(27)	25	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(622)	(230)	0	(6)
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	5,900	0	(92)	(92)	7	0
Pay	UKRPI	3.220	Maturity	03/15/2022		42,500	(1)	(635)	(636)	50	0
Pay	UKRPI	3.850	Maturity	09/15/2024		53,400	3,763	(722)	3,041	58	0
Pay	UKRPI	3.330	Maturity	01/15/2025		153,900	3,441	(2,526)	915	157	0
Pay	UKRPI	3.473	Maturity	08/15/2025		71,800	347	(1,299)	(952)	69	0
Pay	UKRPI	3.390	Maturity	01/15/2030		62,300	580	(1,791)	(1,211)	186	0
Pay	UKRPI	3.438	Maturity	01/15/2030		41,700	736	(1,192)	(456)	125	0
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	2,313	(1,717)	596	203	0
Pay	UKRPI	3.750	Maturity	04/15/2031		22,000	(4)	(61)	(65)	108	0
Pay	UKRPI	3.566	Maturity	03/15/2036		12,250	0	(266)	(266)	82	0
Pay	UKRPI	3.580	Maturity	03/15/2036		30,440	(160)	(372)	(532)	204	0

							$2,836	$(22,871)	$(20,035)	$2,619	$(1,235)

Total Swap Agreements							$2,832	$(22,803)	$(19,971)	$2,619	$(1,237)

(k)	Securities with an aggregate market value of $62,337 and cash of $11,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		DKK	673,546		$107,184		$0		$(218)
		08/2021			$34		RUB	2,531	1		0
		09/2021		INR	9,291		$126		2		0
		09/2021			$1,014		CNY	6,525	0		(11)
		09/2021			103		PLN	391	0		0
		09/2021			67		RUB	4,863	0		(1)
BPS		07/2021		DKK	175,175		$28,330		397		0
		07/2021			$6,719		DKK	41,260	0		(140)
		07/2021			3,134		GBP	2,256	0		(13)
		07/2021			16,121		NZD	23,041	0		(15)
		07/2021			45		RUB	3,384	1		0
		07/2021			52		TRY	441	0		(2)
		08/2021		MXN	284,905		$13,358		0		(875)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	NZD	23,041	16,120	15	0
08/2021	$28,564	SEK	238,630	0	(668)
10/2021	2,683	DKK	16,745	0	(8)
11/2021	133	MXN	2,682	0	(1)
BRC	07/2021	GBP	4,339	$6,091	88	0
07/2021	$1,695	GBP	1,203	0	(31)
07/2021	10	TRY	82	0	0
09/2021	68	PLN	257	0	0
CBK	07/2021	DKK	522,252	$82,824	0	(453)
07/2021	JPY	1,187,500	10,832	143	0
07/2021	$2,189	AUD	2,830	0	(67)
07/2021	9,082	DKK	57,120	26	0
07/2021	413	MXN	8,133	0	(6)
07/2021	20	RUB	1,527	1	0
08/2021	31	2,307	1	0
09/2021	PEN	32,683	$8,874	357	0
GLM	07/2021	DKK	576,575	93,284	1,344	0
07/2021	EUR	12,908	15,646	340	0
07/2021	GBP	79,663	112,622	2,424	0
07/2021	$40	RUB	3,061	2	0
07/2021	14	TRY	117	0	(1)
08/2021	43	RUB	3,223	1	0
09/2021	TWD	6,752	$246	3	0
09/2021	$108	PLN	411	0	0
09/2021	85	RUB	6,208	0	(1)
HUS	07/2021	GBP	2,581	$3,645	75	0
07/2021	JPY	15,494,932	142,042	2,568	0
07/2021	$104,330	GBP	75,379	0	(58)
08/2021	GBP	75,379	$104,339	57	0
08/2021	$69	RUB	5,207	2	0
09/2021	KRW	538,258	$483	7	0
09/2021	MXN	55,019	2,616	0	(123)
09/2021	$28,235	CNH	181,455	0	(320)
09/2021	532	IDR	7,805,132	0	(1)
09/2021	123	PLN	469	1	0
09/2021	35	RUB	2,560	0	0
JPM	07/2021	DKK	582,238	$92,351	0	(492)
07/2021	NZD	23,041	16,815	709	0
07/2021	$113,499	DKK	707,096	0	(747)
07/2021	255	TRY	2,252	0	0
10/2021	DKK	707,096	$113,698	749	0
MYI	07/2021	JPY	7,999,942	73,489	1,479	0
07/2021	$134,623	DKK	838,255	0	(957)
07/2021	5,932	GBP	4,240	0	(67)
07/2021	20	RUB	1,503	1	0
10/2021	DKK	838,255	$134,857	957	0
SCX	07/2021	119,085	19,352	363	0
07/2021	GBP	1,634	2,310	50	0
07/2021	$7,305	GBP	5,139	0	(197)
09/2021	29,281	IDR	421,734,494	0	(581)
12/2021	SGD	256	$193	3	0
SOG	07/2021	$160,217	DKK	997,659	0	(1,132)
07/2021	22	RUB	1,744	1	0
08/2021	38	2,893	1	0
10/2021	DKK	997,659	$160,494	1,132	0
TOR	07/2021	CAD	7,826	6,478	164	0
07/2021	EUR	720,635	881,591	27,098	0
08/2021	CAD	7,826	6,320	7	0
08/2021	EUR	733,543	870,479	106	0
UAG	07/2021	$222,966	JPY	24,682,374	0	(793)
07/2021	64	RUB	4,941	3	0
08/2021	JPY	24,682,374	$223,025	793	0
08/2021	$29,460	NOK	243,515	0	(1,171)
09/2021	35	RUB	2,530	0	0

Total Forward Foreign Currency Contracts	$41,472	$(9,150)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	34,090	$26	$5,004
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	35,670	2,705	5,229
BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	14,100	51	6
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	18,730	1,398	2,746
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	480,000	1,728	205

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	31,090	2,268	4,602

							$8,176	$17,792

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		6,200	$35	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		3,300	31	10
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.473	08/05/2021		3,500	33	14
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		6,650	38	25
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.641	07/07/2021		5,500	30	1

							$167	$51

Total Purchased Options							$8,343	$17,843

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750%	08/18/2021	18,600	$(18)	$(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	15,700	(16)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	3,900	(24)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	14,700	(17)	(3)
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	18,600	(14)	(13)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	18,600	(23)	(6)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	21,000	(12)	(14)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	21,000	(28)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	10,500	(11)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	42,300	(60)	(12)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	15,400	(17)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	14,800	(16)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	15,000	(16)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	27,100	(28)	(16)
CBK	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	18,500	(20)	(3)
DUB	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	20,400	(16)	(15)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	20,400	(25)	(7)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	59,800	(61)	(15)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	16,300	(18)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	16,000	(17)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	4,600	(27)	(10)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	9,600	(8)	(7)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	28,200	(27)	(4)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	21,200	(21)	(6)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	38,000	(40)	(9)
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	22,500	(29)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	18,400	(19)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	15,000	(20)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	15,500	(16)	(1)
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	98.000	07/21/2021	4,100	(10)	(1)

							$(674)	$(169)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	46,100	$(2,097)	$(47)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	27,400	(191)	0

							$(3,614)	$(47)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	101,780	$0	$(4,565)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	106,320	(2,630)	(4,789)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

BRC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	28,200	(48)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	56,780	(1,391)	(2,557)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	120,630	(823)	(76)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	680,000	(1,057)	(323)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	2,500	(18)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	960,000	(1,512)	(80)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	4,800	(37)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	4,100	(30)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	119,170	(847)	(75)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	92,900	(2,254)	(4,167)

$(10,647)	$(16,635)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	9,100	$(40)	$(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	6,700	(24)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	6,700	(20)	(8)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	3,500	(18)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	4,500	(15)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	6,500	(41)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	6,500	(28)	(35)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	11,600	(37)	(19)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	11,200	(38)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	6,600	(41)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	7,000	(43)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	3,300	(10)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	2,300	(8)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	2,300	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	4,100	(14)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	13,300	(42)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	4,100	(8)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	4,100	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	4,100	(13)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	4,100	(13)	(10)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	3,200	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	5,400	(21)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	15,000	(63)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	5,700	(25)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	4,600	(28)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	15,600	(57)	(26)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	4,600	(23)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,700	(9)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	3,200	(9)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	4,600	(20)	(4)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	1,900	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	10,000	(32)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	9,600	(32)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	4,300	(13)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	11,300	(70)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	5,700	(19)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	21,500	(92)	(40)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	9,700	(31)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	4,100	(13)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	5,700	(9)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	21,500	(49)	(57)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	9,850	(48)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	17,000	(48)	(71)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	5,800	(20)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	5,800	(19)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	5,700	(22)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	5,700	(22)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	5,600	(18)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	5,700	(11)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	4,600	(20)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	1,900	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	6,000	(26)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	5,700	(19)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	4,100	(14)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	9,900	(31)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	4,100	(12)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	4,100	(6)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	4,300	(13)	(9)

$(1,454)	$(705)

Total Written Options	$(16,389)	$(17,556)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$138	$112	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(4,174)	$0	$(3,844)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.060%	Maturity	07/12/2021	$213,900	$0	$2,043	$2,043	$0
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.070%	Maturity	08/03/2021	146,100	0	1,073	1,073	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.070%	Maturity	07/15/2021	172,200	0	1,153	1,153	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.060%	Maturity	07/12/2021	127,900	0	(42)	0	(42)

								$0	$4,227	$4,269	$(42)

Total Swap Agreements								$304	$191	$4,381	$(3,886)

(m)

Securities with an aggregate market value of $7,870 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$574,795	$0		$574,795
Industrials						0	9,439	0		9,439
Specialty Finance						0	5,004	0		5,004
Utilities						0	2,488	0		2,488
U.S. Government Agencies						0	637,109	0		637,109
U.S. Treasury Obligations						0	11,625,983	0		11,625,983
Non-Agency Mortgage-Backed Securities						0	326,014	8		326,022
Asset-Backed Securities						0	870,732	0		870,732
Sovereign Issues						0	1,075,104	0		1,075,104
Preferred Securities
Banking & Finance						0	11,063	0		11,063
Utilities						0	0	53,037		53,037
Short-Term Instruments
U.S. Treasury Bills						0	146	0		146
U.S. Treasury Cash Management Bills						0	72	0		72

						$0	$15,137,949	$53,045		$15,190,994
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$103,225	$0	$0		$103,225

Total Investments						$103,225	$15,137,949	$53,045		$15,294,219

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						2,179	4,049	0		6,228
Over the counter						0	63,696	0		63,696

						$2,179	$67,745	$0		$69,924
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(3,961)	(5,777)	0		(9,738)
Over the counter						0	(30,592)	0		(30,592)

						$(3,961)	$(36,369)	$0		$(40,330)

Total Financial Derivative Instruments						$(1,782)	$31,376	$0		$29,594

Totals						$101,443	$15,169,325	$53,045		$15,323,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.4% ¤
CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 5.5%
American Tower Corp. 3.000% due 06/15/2023		$161	$169
Aviation Capital Group LLC 2.875% due 01/20/2022		161	163
Avolon Holdings Funding Ltd. 3.950% due 07/01/2024		643	686
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	400	513
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,367	1,423
Crown Castle International Corp. 3.150% due 07/15/2023		2,734	2,872
Deutsche Bank AG 4.250% due 10/14/2021		4,986	5,040
Five Corners Funding Trust 4.419% due 11/15/2023		100	109
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,046	1,075
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	2,250
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	6,059	922
1.000% due 10/01/2050		57,514	8,836
1.000% due 10/01/2053		16,565	2,492
2.500% due 10/01/2047		2	0
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		$200	205
3.406% due 02/28/2022		800	814
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,563
4.519% due 06/25/2024 •		965	1,037
8.625% due 08/15/2021 •(e)(f)		1,062	1,072
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		161	162
2.600% due 09/28/2022		161	164
3.450% due 03/15/2023		80	83
3.650% due 09/21/2021		161	162
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	2,479	377
1.000% due 10/01/2050		60,004	9,228
Nykredit Realkredit A/S
0.500% due 10/01/2043		33,093	5,034
1.000% due 10/01/2050		36,861	5,663
2.500% due 10/01/2047		2	0
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$80	84
Realkredit Danmark A/S
1.000% due 10/01/2053	DKK	46,676	7,019
2.500% due 04/01/2047		9	2
UniCredit SpA 7.830% due 12/04/2023		$3,740	4,336

			63,555

INDUSTRIALS 0.6%
Bayer U.S. Finance LLC 3.000% due 10/08/2021		965	972
Charter Communications Operating LLC 4.464% due 07/23/2022		241	250
Daimler Finance North America LLC 3.750% due 11/05/2021		965	976
Discovery Communications LLC 2.950% due 03/20/2023		43	45
Energy Transfer LP 3.600% due 02/01/2023		80	83
Enterprise Products Operating LLC 3.350% due 03/15/2023		161	168
Imperial Brands Finance PLC
3.500% due 02/11/2023		200	207
3.750% due 07/21/2022		200	205

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

JT International Financial Services BV 3.500% due 09/28/2023	200	213
Mitsubishi Corp. 2.625% due 07/14/2022	400	408
NXP BV 3.875% due 09/01/2022	200	207
Panasonic Corp. 2.536% due 07/19/2022	400	408
RELX Capital, Inc. 3.500% due 03/16/2023	80	84
Suntory Holdings Ltd. 2.550% due 06/28/2022	500	510
Toyota Tsusho Corp. 3.625% due 09/13/2023	800	852
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	162	171
VMware, Inc. 3.900% due 08/21/2027	161	179
Volkswagen Group of America Finance LLC 0.994% (US0003M + 0.860%) due 09/24/2021 ~	500	501

		6,439

UTILITIES 0.1%
Duke Energy Corp. 2.400% due 08/15/2022	80	82
Petrobras Global Finance BV 5.093% due 01/15/2030	1,161	1,268
Sempra Energy 4.050% due 12/01/2023	241	259

		1,609

Total Corporate Bonds & Notes (Cost $70,799)		71,603

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae 1.328% due 09/01/2044 - 10/01/2044 •	10	10
Freddie Mac
0.673% due 12/15/2037 •	56	57
2.018% due 07/01/2036 •	38	40
2.115% due 09/01/2036 •	21	22
2.230% due 10/01/2036 •	20	20
Ginnie Mae 0.599% due 08/20/2068 •	1,753	1,740
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049	150	159
Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2051 - 08/01/2051	77,000	82,062

Total U.S. Government Agencies (Cost $84,455)		84,110

U.S. TREASURY OBLIGATIONS 103.1%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	20,095	18,054
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022 (h)	34,170	35,053
0.125% due 07/15/2022 (j)	33,167	34,376
0.125% due 01/15/2023 (h)(j)	112,105	117,144
0.125% due 07/15/2024 (h)(j)	97,434	104,802
0.125% due 10/15/2024	23,414	25,240
0.125% due 04/15/2025 (h)	116,178	125,434
0.125% due 10/15/2025	51,448	56,007
0.125% due 04/15/2026	74,985	81,605
0.125% due 07/15/2026 (h)	63,133	69,157
0.125% due 01/15/2030 (l)	467	513
0.125% due 07/15/2030	1,319	1,457
0.375% due 07/15/2023	19,837	21,106
0.375% due 07/15/2025 (h)	66,074	72,574
0.375% due 07/15/2027	17,684	19,733
0.500% due 04/15/2024 (h)(j)	100,665	108,531
0.625% due 04/15/2023 (h)	84,674	89,583
0.625% due 01/15/2024 (h)	136,091	146,601
0.625% due 01/15/2026	46,878	52,079
0.625% due 02/15/2043 (l)	399	478
0.875% due 01/15/2029	1,692	1,959
1.000% due 02/15/2046	2,141	2,803
1.375% due 02/15/2044 (l)	1,230	1,700
1.750% due 01/15/2028	656	794
2.125% due 02/15/2040	2,217	3,309
2.125% due 02/15/2041 (l)	912	1,376
3.875% due 04/15/2029	2,935	4,129

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,156,055)			1,195,597

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust 0.332% due 07/25/2037 •		1,862	1,748
AREIT Trust 2.744% due 04/15/2037 •		1,462	1,473
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •		270	270
BCAP LLC Trust 2.880% due 04/26/2036 ~		354	316
Bear Stearns Adjustable Rate Mortgage Trust
2.910% due 07/25/2036 ^~		66	65
3.129% due 02/25/2036 ^~		166	165
3.159% due 01/25/2035 ~		35	37
Bear Stearns ALT-A Trust 2.624% due 05/25/2035 ~		619	634
Chase Mortgage Finance Trust 2.877% due 12/25/2035 ^~		13	12
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~		37	38
2.470% due 05/25/2035 •		1	2
Countrywide Alternative Loan Trust
0.312% due 06/25/2046 «•		0	1
5.500% due 11/25/2035 ^		58	56
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		109	111
6.000% due 04/25/2036		216	163
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •		34	32
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.792% due 10/25/2035 ^•		238	139
Credit Suisse Mortgage Capital Certificates 6.039% due 10/26/2036 ~		13	13
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		273	170
Great Hall Mortgages PLC
0.210% due 03/18/2039 •	GBP	55	75
0.230% due 06/18/2038 •		53	73
GS Mortgage Securities Trust 4.592% due 08/10/2043		$113	113
GSR Mortgage Loan Trust
2.793% due 09/25/2035 ~		8	8
2.927% due 01/25/2036 ^~		45	46
HarborView Mortgage Loan Trust 0.533% due 05/19/2035 •		249	240
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,540	4,923
HomeBanc Mortgage Trust 0.632% due 10/25/2035 •		$22	22
IndyMac Mortgage Loan Trust 0.652% due 07/25/2035 •		1,884	1,558
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		733	539
5.750% due 03/25/2037 ^		217	116
Structured Adjustable Rate Mortgage Loan Trust 3.132% due 03/25/2036 ^~		117	103
Structured Asset Mortgage Investments Trust 0.512% due 04/25/2036 •		6	5
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	3,222	4,481
WaMu Mortgage Pass-Through Certificates Trust 3.320% due 08/25/2036 ^~		$6	6
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		47	45
Wells Fargo Mortgage-Backed Securities Trust 2.940% due 10/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $17,261)			17,801

ASSET-BACKED SECURITIES 8.6%
ACE Securities Corp. Home Equity Loan Trust
1.217% due 04/25/2035 •		1,144	1,121
1.892% due 06/25/2034 •		24	24
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	300	355
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •		600	714
Anchorage Capital CLO Ltd. 1.588% due 10/20/2031 •		$3,300	3,305
Ares European CLO 0.660% due 10/15/2030 •	EUR	600	711
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		$389	365

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	400	473
Aurium CLO DAC 0.680% due 10/13/2029 •		776	921
Babson Euro CLO BV 0.281% due 10/25/2029 •		133	157
Bain Capital Euro DAC 0.740% due 01/20/2032 •		1,200	1,421
Barings Euro CLO BV 0.680% due 07/27/2030 •		379	450
BlueMountain Fuji EUR CLO DAC 0.910% due 01/15/2033 •		3,200	3,771
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,185
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		$1,600	1,600
CIFC Funding Ltd. 1.036% due 10/25/2027 •		1,126	1,127
CIT Mortgage Loan Trust
1.442% due 10/25/2037 •		924	934
1.592% due 10/25/2037 •		400	407
Citigroup Mortgage Loan Trust
0.362% due 05/25/2037 •		3,400	3,169
0.552% due 12/25/2036 •		42	35
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		1,046	1,023
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •		92	90
0.232% due 07/25/2037 •		419	397
0.282% due 11/25/2037 •		6,037	5,784
0.292% due 09/25/2037 •		112	105
0.342% due 03/25/2037 •		965	928
0.572% due 05/25/2036 •		3,474	3,047
5.805% due 04/25/2036 ^~		538	528
First Franklin Mortgage Loan Trust
0.202% due 12/25/2037 •		2,210	2,139
0.797% due 11/25/2036 •		2,332	2,297
0.962% due 09/25/2035 •		4,661	4,657
Fremont Home Loan Trust
0.227% due 10/25/2036 •		571	526
0.827% due 07/25/2035 •		51	51
GSAMP Trust
0.827% due 09/25/2035 ^•		41	41
1.067% due 03/25/2035 ^•		552	537
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		112	113
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	800	951
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$487	423
HSI Asset Securitization Corp. Trust 0.362% due 02/25/2036 •		402	396
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •		3,200	3,207
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		4,089	1,593
KKR CLO Ltd. 0.000% due 07/15/2030 •		800	800
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,700	2,727
Lehman XS Trust 4.688% due 06/25/2036 þ		1,232	1,320
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		1,769	1,770
Long Beach Mortgage Loan Trust 0.212% due 08/25/2036 •		346	187
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	500	594
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		600	711
Marlette Funding Trust 2.690% due 09/17/2029		$42	42
MASTR Asset-Backed Securities Trust 0.432% due 06/25/2036 •		1,142	1,109
Merrill Lynch Mortgage Investors Trust
0.302% due 02/25/2037 •		6,130	2,695
0.812% due 05/25/2036 •		68	67
MidOcean Credit CLO
0.984% due 04/15/2027 •		11	11
1.205% due 02/20/2031 •		700	700
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		38	38
1.008% due 10/13/2027 •		941	941
NovaStar Mortgage Funding Trust 0.797% due 01/25/2036 •		1,320	1,317

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Ocean Trails CLO 0.984% due 07/15/2028 •		2,171	2,169
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	2,360	2,803
Popular ABS Mortgage Pass-Through Trust 1.817% due 06/25/2035 •		$1,349	1,381
Renaissance Home Equity Loan Trust 1.192% due 09/25/2037 •		3,412	1,743
Residential Asset Securities Corp. Trust
0.372% due 09/25/2036 •		3,500	3,412
0.572% due 08/25/2036 •		1,476	1,333
Securitized Asset-Backed Receivables LLC Trust
0.592% due 05/25/2036 •		4,370	3,044
0.767% due 10/25/2035 •		6,700	6,647
Sound Point CLO Ltd. 1.163% due 01/23/2029 •		689	690
Soundview Home Loan Trust 0.292% due 06/25/2037 •		3,743	3,101
Structured Asset Securities Corp. 0.752% due 02/25/2035 •		51	51
Structured Asset Securities Corp. Mortgage Loan Trust 0.662% due 10/25/2036 •		1,494	1,472
Symphony CLO Ltd.
1.064% due 04/15/2028 •		419	420
1.136% due 07/14/2026 •		492	493
Telos CLO Ltd. 1.140% due 04/17/2028 •		299	299
TICP CLO Ltd. 1.028% due 04/20/2028 •		1,042	1,043
Venture CLO Ltd.
1.064% due 04/15/2027 •		1,179	1,177
1.064% due 07/15/2027 •		463	464
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		1,000	1,000
Wells Fargo Home Equity Asset-Backed Securities Trust 2.492% due 12/25/2034 •		563	582
WhiteHorse Ltd. 1.120% due 04/17/2027 •		358	358
Wind River CLO Ltd. 1.054% due 10/15/2027 •		59	59

Total Asset-Backed Securities (Cost $96,783)			99,848

SOVEREIGN ISSUES 11.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		541	184
0.125% due 07/09/2035 þ		354	107
Australia Government International Bond
1.250% due 02/21/2022	AUD	8,142	6,220
3.000% due 09/20/2025		8,094	7,162
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	5,396	32
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	4,367	4,542
Denmark Government International Bond 0.100% due 11/15/2023 (d)	DKK	15,329	2,545
France Government International Bond 2.100% due 07/25/2023 (d)	EUR	2,226	2,852
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		17,310	22,178
1.400% due 05/26/2025 (d)		33,790	43,299
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	381,881	3,516
0.100% due 03/10/2028 (d)		842,768	7,783
0.100% due 03/10/2029 (d)		1,164,590	10,782
0.200% due 03/10/2030 (d)		49,707	468
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	5,815	342
New Zealand Government International Bond 3.000% due 09/20/2030	NZD	11,545	10,161
Peru Government International Bond 5.940% due 02/12/2029	PEN	3,941	1,121
Qatar Government International Bond 3.875% due 04/23/2023		$1,448	1,539

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Saudi Government International Bond 4.000% due 04/17/2025	2,469	2,730

Total Sovereign Issues (Cost $123,682)		127,563

	SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc. (a)	14,736	1,777
Marriott International, Inc. 'A' (a)	14,736	2,012

Total Common Stocks (Cost $3,548)		3,789

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(e)(f)	400,000	479
Bank of America Corp. 5.875% due 03/15/2028 •(e)	917,000	1,051

Total Preferred Securities (Cost $1,368)		1,530

REAL ESTATE INVESTMENT TRUSTS 32.6%
REAL ESTATE 32.6%
Agree Realty Corp.	113,657	8,012
American Campus Communities, Inc.	166,139	7,762
American Homes 4 Rent 'A'	339,294	13,182
American Tower Corp.	33,548	9,063
Americold Realty Trust	218,891	8,285
AvalonBay Communities, Inc.	102,143	21,316
Boston Properties, Inc.	68,094	7,803
Brixmor Property Group, Inc.	261,076	5,976
Camden Property Trust	87,992	11,674
CoreSite Realty Corp.	61,903	8,332
Crown Castle International Corp.	3,624	707
CubeSmart	160,645	7,441
Digital Realty Trust, Inc.	38,096	5,732
Duke Realty Corp.	302,624	14,329
Equinix, Inc.	8,541	6,855
Equity LifeStyle Properties, Inc.	193,748	14,397
Essex Property Trust, Inc.	44,265	13,280
Extra Space Storage, Inc.	20,334	3,331
Federal Realty Investment Trust	22,892	2,682
First Industrial Realty Trust, Inc.	151,956	7,937
Gaming and Leisure Properties, Inc.	96,936	4,491
Healthcare Realty Trust, Inc.	147,772	4,463
Healthcare Trust of America, Inc. 'A'	191,270	5,107
Healthpeak Properties, Inc.	403,487	13,432
Host Hotels & Resorts, Inc. (a)	189,873	3,245
Invitation Homes, Inc.	531,409	19,816
JBG SMITH Properties	57,520	1,813
Kimco Realty Corp.	120,885	2,520
Life Storage, Inc.	41,541	4,459
MGM Growth Properties LLC	785,942	28,781
Mid-America Apartment Communities, Inc.	58,892	9,919
Park Hotels & Resorts, Inc. (a)	177,387	3,656
Pebblebrook Hotel Trust	170,886	4,024
Public Storage	10,917	3,283
Realty Income Corp.	92,189	6,153
Regency Centers Corp.	67,892	4,350
Retail Opportunity Investments Corp.	158,285	2,795
Rexford Industrial Realty, Inc.	119,323	6,795
SBA Communications Corp.	37,109	11,827
Simon Property Group, Inc.	43,665	5,697
SITE Centers Corp.	213,608	3,217
Sun Communities, Inc.	112,098	19,214
Sunstone Hotel Investors, Inc. (a)	200,716	2,493
Terreno Realty Corp.	71,203	4,594
UDR, Inc.	230,704	11,300
Ventas, Inc.	142,404	8,131
Weingarten Realty Investors	136,452	4,376

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $273,221)			378,047

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.7%			7,659

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(2.039)% due 07/30/2021 - 09/13/2021 (b)(c)	ARS	59,788	353

Total Short-Term Instruments (Cost $8,070)			8,012

Total Investments in Securities (Cost $1,835,242)			1,987,900

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		19,965	197

Total Short-Term Instruments (Cost $196)			197

Total Investments in Affiliates (Cost $196)			197

Total Investments 171.4% (Cost $1,835,438)			$1,988,097
Financial Derivative Instruments (i)(k) 5.6%(Cost or Premiums, net $(6,246))			64,501
Other Assets and Liabilities, net (77.0)%			(892,936)

Net Assets 100.0%			$1,159,662

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	(0.050)%	06/30/2021	07/01/2021	$7,659	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031	$(7,686)	$7,659	$7,659

Total Repurchase Agreements	$(7,686)	$7,659	$7,659

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.060%	06/18/2021	07/14/2021	$(236,181)	$(236,186)
BSN	0.050	05/13/2021	07/13/2021	(35,368)	(35,371)
0.050	06/15/2021	07/15/2021	(233,028)	(233,033)
0.050	06/18/2021	07/15/2021	(146,740)	(146,742)
DEU	0.000	05/06/2021	07/06/2021	(17,483)	(17,483)
0.050	06/14/2021	07/26/2021	(3,542)	(3,542)
GRE	0.050	05/14/2021	07/14/2021	(3,911)	(3,912)
0.050	06/10/2021	07/12/2021	(3,172)	(3,172)
0.050	06/24/2021	07/14/2021	(3,652)	(3,653)
0.060	05/11/2021	07/12/2021	(1,810)	(1,810)
0.060	05/12/2021	07/12/2021	(11,145)	(11,146)
IND	0.070	06/25/2021	07/09/2021	(15,552)	(15,552)

Total Reverse Repurchase Agreements	$(711,602)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

TDL	0.070%	06/30/2021	07/01/2021	$(1,211)	$(1,211)

Total Sale-Buyback Transactions	$(1,211)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Treasury Obligations (1.1)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2031	$11,591	$(12,744)	$(12,773)

Total Short Sales (1.1)%	$(12,744)	$(12,773)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

(h)	Securities with an aggregate market value of $715,018 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(679,782) at a weighted average interest rate of 0.044%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $7 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	1,813	$11	$(1)	$0	$0
Euro-Bobl September Futures	09/2021	178	28,314	15	32	(8)
Euro-Bund 10-Year Bond September Futures	09/2021	195	39,911	368	125	(44)
Gold 100 oz. August Futures	08/2021	33	5,846	(3)	27	0
U.S. Treasury 5-Year Note September Futures	09/2021	1,222	150,831	(306)	76	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	676	99,509	1,525	344	0

$1,598	$604	$(52)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2021	118	$(10,308)	$25	$0	$(6)
Australia Government 10-Year Bond September Futures	09/2021	40	(4,235)	(18)	0	(19)
Euro-BTP Italy Government Bond September Futures	09/2021	128	(22,980)	(160)	0	(112)
Euro-Buxl 30-Year Bond September Futures	09/2021	138	(33,257)	(586)	82	(252)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	8	(1,509)	(6)	1	(4)
Euro-Schatz September Futures	09/2021	1,813	(241,075)	33	0	(21)
Japan Government 10-Year Bond September Futures	09/2021	13	(17,750)	(24)	0	(5)
U.S. Treasury 2-Year Note September Futures	09/2021	237	(52,216)	83	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2021	703	(93,148)	(521)	0	(186)
U.S. Treasury 30-Year Bond September Futures	09/2021	757	(121,688)	(3,634)	0	(497)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	79	(15,222)	(742)	0	(89)

$(5,550)	$83	$(1,197)

Total Futures Contracts	$(3,952)	$687	$(1,249)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.385%	$700	$(41)	$52	$11	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,300	$(266)	$(74)	$(340)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,600	(629)	(56)	(685)	0	(4)

$(895)	$(130)	$(1,025)	$0	$(5)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	45,500	$0	$(66)	$(66)	$5	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(685)	(660)	0	(26)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	(30)	(34)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		613,200	(33)	(151)	(184)	0	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	10,200	0	316	316	2	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,500	0	116	116	5	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(228)	(284)	0	(14)
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(88)	(88)	0	(1)
Pay	CPURNSA	1.825	Maturity	08/14/2021		$17,400	0	(658)	(658)	0	(115)
Pay	CPURNSA	1.840	Maturity	08/14/2021		19,600	(1)	(737)	(738)	0	(130)
Pay	CPURNSA	2.180	Maturity	01/19/2022		4,100	0	(107)	(107)	4	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		10,100	0	(262)	(262)	11	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	274	274	0	(5)
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	57	55	0	(1)
Receive	CPURNSA	2.560	Maturity	05/08/2023		33,100	(5,377)	2,820	(2,557)	0	(2)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	32	32	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	36	36	0	(9)
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	(2)	(2)	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	(7)	(7)	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	7	8	3	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	0	0	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	683	683	10	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	306	306	5	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(131)	(111)	0	(10)
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(24)	(24)	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(32)	(32)	0	(4)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(31)	(31)	0	(4)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(140)	(140)	0	(17)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(18)	(19)	0	(3)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(396)	(396)	0	(7)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(370)	(365)	0	(9)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(712)	(712)	0	(7)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	757	778	34	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	6,700	(3)	(20)	(23)	7	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	155	160	0	(1)
Pay	UKRPI	3.386	Maturity	11/15/2024	GBP	16,300	330	(75)	255	15	0
Pay	UKRPI	3.330	Maturity	01/15/2025		27,900	655	(489)	166	29	0
Pay	UKRPI	3.400	Maturity	01/15/2030		6,600	(3)	(114)	(117)	20	0
Pay	UKRPI	3.475	Maturity	08/15/2030		7,200	99	(374)	(275)	25	0
Pay	UKRPI	3.566	Maturity	03/15/2036		1,200	0	(26)	(26)	8	0
Pay	UKRPI	3.580	Maturity	03/15/2036		3,800	(23)	(43)	(66)	26	0

							$(4,342)	$(457)	$(4,799)	$212	$(368)

Total Swap Agreements							$(5,278)	$(535)	$(5,813)	$212	$(373)

(j)	Securities with an aggregate market value of $10,412 and cash of $3,774 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	103,497	$16,470	$0	$(33)
BPS	07/2021	AUD	10,474	8,139	285	0
07/2021	CAD	1,640	1,361	38	0
07/2021	GBP	231	328	8	0
07/2021	JPY	2,402,200	21,964	341	0
07/2021	$659	DKK	4,050	0	(14)
07/2021	10,931	NZD	15,623	0	(10)
08/2021	NZD	15,623	$10,930	10	0
08/2021	$3,235	SEK	27,030	0	(76)
BRC	08/2021	JPY	2,496,100	$22,495	21	0
CBK	07/2021	AUD	3,629	2,807	85	0
07/2021	DKK	80,249	12,727	0	(70)
07/2021	JPY	93,900	856	11	0
07/2021	$1,170	DKK	7,360	3	0
09/2021	PEN	5,236	$1,408	44	0
GLM	07/2021	GBP	9,671	13,672	294	0
07/2021	$10	RUB	802	1	0
08/2021	11	803	0	0
09/2021	116	MYR	481	0	0
09/2021	11	RUB	802	0	0
HUS	07/2021	GBP	160	$226	5	0
07/2021	$13,957	GBP	10,062	0	(38)
08/2021	GBP	9,193	$12,725	7	0
09/2021	MXN	4,134	197	0	(9)
09/2021	$3,233	CNH	20,781	0	(37)
JPM	07/2021	DKK	89,467	$14,191	0	(76)
07/2021	NZD	15,623	11,401	481	0
07/2021	$11,658	DKK	72,630	0	(77)
10/2021	DKK	72,630	$11,679	77	0
MYI	07/2021	$13,828	DKK	86,102	0	(98)
10/2021	DKK	86,102	$13,852	98	0
SCX	07/2021	EUR	71,948	88,018	2,706	0
08/2021	71,948	85,379	10	0
09/2021	$3,194	IDR	46,007,943	0	(63)
SOG	07/2021	16,457	DKK	102,475	0	(116)
10/2021	DKK	102,475	$16,485	116	0
TOR	08/2021	CAD	1,640	1,324	1	0
UAG	07/2021	$7,204	AUD	9,497	0	(82)
08/2021	AUD	9,497	$7,205	82	0
08/2021	$3,206	NOK	26,500	0	(127)

Total Forward Foreign Currency Contracts	$4,724	$(926)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,900	$3	$572
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,890	449	863
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,810	210	412
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	55,400	199	24
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,700	270	548

$1,131	$2,419

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	600	$3	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	300	3	1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	400	4	2
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	650	4	2

$14	$5

Total Purchased Options	$1,145	$2,424

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750%	08/18/2021	2,000	$(2)	$0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	1,700	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	500	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	1,600	(2)	0
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,000	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,000	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	2,500	(1)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	2,500	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	1,100	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	4,500	(6)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	1,700	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	1,600	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	1,600	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	2,300	(2)	(1)
CBK	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	1,800	(2)	0
DUB	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,200	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,200	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	6,100	(6)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	1,800	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	1,700	(2)	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	500	(3)	(1)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,000	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	3,000	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	2,200	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	2,000	(2)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	700	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,000	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	1,800	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	1,700	(2)	0
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	98.000	07/21/2021	500	(1)	0

							$(68)	$(17)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	6,300	$(287)	$(6)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	3,200	(22)	0

							$(572)	$(6)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,700	$0	$(525)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,640	(438)	(795)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	8,360	(205)	(377)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	13,280	(91)	(8)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	90,900	(141)	(43)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	110,800	(175)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	400	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	14,120	(100)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	11,200	(272)	(502)

							$(1,426)	$(2,268)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	1,000	$(4)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	700	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	700	(2)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	400	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	600	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	600	(2)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	1,200	(4)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	1,100	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	600	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	800	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	1,300	(4)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	400	(1)	(1)

$(47)	$(23)

Total Written Options	$(2,113)	$(2,314)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	DWRTFT Index	18,371	0.362% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	$164,100	$0	$65,661	$65,661	$0
Receive	DWRTFT Index	86	0.461% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	1,079	0	0	0	0
FBF	Receive	DWRTFT Index	8,801	0.331% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	110,387	0	(27)	0	(27)
JPM	Receive	DWRTFT Index	839	0.361% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	10,523	0	(2)	0	(2)
UAG	Receive	DWRTFT Index	5,428	0.271% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	68,081	0	(14)	0	(14)
Receive	DWRTFT Index	3,163	0.301% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	39,672	0	(9)	0	(9)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	DWRTFT Index	3,169	0.351% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	39,748	0	(11)	0	(11)

								$0	$65,598	$65,661	$(63)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	Aircastle Ltd.	80,558	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	$4,046	$0	$(226)	$0	$(226)
	Receive	Alexandria Real Estate Equities, Inc.	2,663	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	515	0	(28)	0	(28)
	Receive	American Homes 4 Rent	123,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,830	0	(52)	0	(52)
	Receive	American Tower Corp.	41,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	11,002	0	124	124	0
	Receive	Americold Realty Trust	211,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	8,275	0	(244)	0	(244)
	Receive	CoreSite Realty Corp.	10,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	1,332	0	26	26	0
	Receive	Duke Realty Corp.	90,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,437	0	(176)	0	(176)
	Receive	Equity LifeStyle Properties, Inc.	156,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	11,847	0	(200)	0	(200)
	Receive	First Industrial Realty Trust, Inc.	41,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,198	0	(46)	0	(46)
	Receive	Gaming and Leisure Properties, Inc.	54,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,584	0	(83)	0	(83)
	Receive	Invitation Homes, Inc.	288,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	10,861	0	(123)	0	(123)
	Receive	Regency Centers Corp.	63,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,297	0	(223)	0	(223)
	Receive	Rexford Industrial Realty, Inc.	41,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,430	0	(85)	0	(85)
	Receive	SBA Communications Corp.	17,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	5,395	0	22	22	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	Sun Communities, Inc.	14,000	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	2,470	0	(59)	0	(59)
	Receive	Equinix, Inc.	8,000	0.282% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	6,472	0	(52)	0	(52)
	Receive	MGM Growth Properties LLC	100,000	0.282% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	3,681	0	32	32	0
	Receive	Prologis, Inc.	71,000	0.282% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	8,743	0	(257)	0	(257)
MYI	Receive	Equity Residential	275,667	0.232% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2021	21,973	0	(583)	0	(583)
	Receive	Aircastle Ltd.	120,921	0.332% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	5,954	0	(220)	0	(220)
	Receive	Alexandria Real Estate Equities, Inc.	72,292	0.332% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	13,282	0	(49)	0	(49)
	Receive	Host Hotels & Resorts, Inc.	437,309	0.332% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	7,762	0	(290)	0	(290)
	Receive	Prologis, Inc.	360,447	0.332% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	44,385	0	(1,307)	0	(1,307)
	Receive	Kimco Realty Corp.	213,400	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	4,716	0	(267)	0	(267)
	Receive	Crown Castle International Corp.	10,000	0.082% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	1,955	0	(4)	0	(4)
	Receive	Digital Realty Trust, Inc.	129,276	0.182% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	20,603	0	(1,153)	0	(1,153)
	Receive	Extra Space Storage, Inc.	53,599	0.282% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	8,575	0	205	205	0
	Receive	Public Storage	109,916	0.582% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	32,226	0	817	817	0
	Receive	Simon Property Group, Inc.	97,414	0.182% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	12,790	0	(80)	0	(80)
	Receive	Welltower, Inc.	154,593	0.282% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	12,547	0	299	299	0

								$0	$(4,282)	$1,525	$(5,807)

Total Swap Agreements								$0	$61,316	$67,186	$(5,870)

(l)

Securities with an aggregate market value of $710 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

(1)		Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,555	$0	$63,555
Industrials	0	6,439	0	6,439
Utilities	0	1,609	0	1,609
U.S. Government Agencies	0	84,110	0	84,110
U.S. Treasury Obligations	0	1,195,597	0	1,195,597
Non-Agency Mortgage-Backed Securities	0	17,800	1	17,801
Asset-Backed Securities	0	99,848	0	99,848
Sovereign Issues	0	127,563	0	127,563
Common Stocks
Consumer Discretionary	3,789	0	0	3,789
Preferred Securities
Banking & Finance	0	1,530	0	1,530
Real Estate Investment Trusts
Real Estate	378,047	0	0	378,047
Short-Term Instruments
Repurchase Agreements	0	7,659	0	7,659
Argentina Treasury Bills	0	353	0	353

	$381,836	$1,606,063	$1	$1,987,900
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$197	$0	$0	$197

Total Investments	$382,033	$1,606,063	$1	$1,988,097

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(12,773)	$0	$(12,773)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	267	632	0	899
Over the counter	0	74,334	0	74,334

	$267	$74,966	$0	$75,233
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(471)	(1,151)	0	(1,622)
Over the counter	0	(9,110)	0	(9,110)

	$(471)	$(10,261)	$0	$(10,732)

Total Financial Derivative Instruments	$(204)	$64,705	$0	$64,501

Totals	$381,829	$1,657,995	$1	$2,039,825

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7% ¤
CORPORATE BONDS & NOTES 46.4%
BANKING & FINANCE 24.1%
ABN AMRO Bank NV 0.990% (US0003M + 0.800%) due 07/19/2022 ~	$10,640	$10,712
AerCap Ireland Capital DAC
3.500% due 05/26/2022	3,938	4,033
3.950% due 02/01/2022	4,436	4,511
4.450% due 12/16/2021	2,705	2,746
4.625% due 07/01/2022	680	707
5.000% due 10/01/2021	6,035	6,101
AIA Group Ltd. 0.655% (US0003M + 0.520%) due 09/20/2021 ~	17,800	17,799
Ally Financial, Inc. 4.125% due 02/13/2022	16,253	16,626
American Express Co.
0.775% (US0003M + 0.620%) due 05/20/2022 ~	1,200	1,205
0.776% (US0003M + 0.600%) due 11/05/2021 ~	1,432	1,434
American Honda Finance Corp.
0.418% (US0003M + 0.290%) due 12/10/2021 ~	10,000	10,011
0.526% (US0003M + 0.350%) due 11/05/2021 ~	223	223
0.733% (US0003M + 0.610%) due 09/09/2021 ~	674	675
American Tower Corp.
2.250% due 01/15/2022	13,118	13,256
4.700% due 03/15/2022	12,818	13,219
Aozora Bank Ltd. 3.810% due 09/07/2021	7,910	7,953
Athene Global Funding
1.424% (US0003M + 1.230%) due 07/01/2022 ~	44,340	44,794
4.000% due 01/25/2022	8,490	8,668
Aviation Capital Group LLC 2.875% due 01/20/2022	1,200	1,212
Barclays PLC
1.813% (US0003M + 1.625%) due 01/10/2023 ~	36,250	36,524
2.272% (US0003M + 2.110%) due 08/10/2021 ~	10,000	10,023
3.200% due 08/10/2021	28,537	28,626
BNZ International Funding Ltd. 1.099% (US0003M + 0.980%) due 09/14/2021 ~	3,000	3,006
BPCE S.A. 0.477% (SOFRRATE + 0.440%) due 02/17/2022 ~	15,400	15,428
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,225
Caterpillar Financial Services Corp. 0.414% (US0003M + 0.220%) due 01/06/2022 ~	13,800	13,817
CK Hutchison International Ltd.
1.875% due 10/03/2021	3,008	3,019
2.875% due 04/05/2022	16,784	17,078
CNH Industrial Capital LLC 3.875% due 10/15/2021	12,608	12,727
Cooperatieve Rabobank UA 1.018% (US0003M + 0.830%) due 01/10/2022 ~	6,500	6,528
Credit Agricole S.A. 1.618% (US0003M + 1.430%) due 01/10/2022 ~	1,450	1,461
Credit Suisse AG
0.480% (SOFRRATE + 0.450%) due 02/04/2022 ~	1,850	1,853
2.100% due 11/12/2021	28,400	28,596
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	12,901	13,191
Danske Bank A/S
2.000% due 09/08/2021	18,643	18,703
3.001% due 09/20/2022 •	12,876	12,940
5.000% due 01/12/2022	5,313	5,436
DBS Group Holdings Ltd. 0.796% (US0003M + 0.620%) due 07/25/2022 ~	24,000	24,120
First Abu Dhabi Bank PJSC 1.134% (US0003M + 0.950%) due 04/16/2022 ~	9,300	9,343
GA Global Funding Trust 1.000% due 04/08/2024	15,400	15,440
General Motors Financial Co., Inc.
1.275% (US0003M + 1.100%) due 11/06/2021 ~	2,600	2,608
1.457% (US0003M + 1.310%) due 06/30/2022 ~	12,538	12,663
1.736% (US0003M + 1.550%) due 01/14/2022 ~	12,122	12,206
3.150% due 06/30/2022	4,318	4,422

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

3.450% due 01/14/2022	604	612
3.450% due 04/10/2022	1,410	1,436
4.200% due 11/06/2021	8,493	8,605
4.375% due 09/25/2021	937	946
Goldman Sachs Group, Inc.
0.436% due 01/27/2023 •	4,700	4,704
0.966% (US0003M + 0.780%) due 10/31/2022 ~	38,497	38,586
Hana Bank
0.845% (US0003M + 0.700%) due 10/02/2022 ~	6,000	6,027
0.919% (US0003M + 0.800%) due 03/13/2023 ~	1,780	1,792
2.125% due 10/18/2021	24,000	24,109
3.375% due 01/30/2022	2,500	2,542
Harley-Davidson Financial Services, Inc. 4.050% due 02/04/2022	25,804	26,350
HSBC Bank Canada 3.300% due 11/28/2021	4,490	4,547
HSBC Holdings PLC 1.694% (US0003M + 1.500%) due 01/05/2022 ~	1,750	1,763
HSH Portfoliomanagement AoeR 0.480% (US0003M + 0.330%) due 11/19/2021 ~	6,000	6,007
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	12,053	12,325
Hyundai Capital Services, Inc. 3.000% due 03/06/2022	4,750	4,830
ING Groep NV 1.296% (US0003M + 1.150%) due 03/29/2022 ~	50,571	50,986
International Bank for Reconstruction & Development 0.650% due 02/10/2026	50,000	49,489
International Lease Finance Corp. 8.625% due 01/15/2022	777	810
JPMorgan Chase & Co. 0.629% (SOFRRATE + 0.580%) due 03/16/2024 ~	8,000	8,055
Kookmin Bank
1.073% (US0003M + 0.950%) due 06/09/2022 ~	7,500	7,543
3.625% due 10/23/2021	2,000	2,019
Macquarie Bank Ltd. 0.625% (US0003M + 0.450%) due 08/06/2021 ~	4,000	4,002
MDGH - GMTN BV 5.500% due 03/01/2022	15,000	15,522
Mitsubishi HC Capital, Inc.
2.250% due 09/07/2021	29,515	29,605
2.652% due 09/19/2022	1,500	1,536
3.406% due 02/28/2022	5,600	5,696
Mitsubishi UFJ Financial Group, Inc.
0.826% (US0003M + 0.650%) due 07/26/2021 ~	1,951	1,952
1.179% (US0003M + 1.060%) due 09/13/2021 ~	38,797	38,875
Mizuho Financial Group, Inc. 1.005% (US0003M + 0.880%) due 09/11/2022 ~	15,925	16,072
Morgan Stanley 1.576% (US0003M + 1.400%) due 10/24/2023 ~	8,113	8,247
MUFG Union Bank N.A. 0.757% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,250	1,258
NatWest Markets PLC 1.712% (US0003M + 1.400%) due 09/29/2022 ~	45,000	45,828
New York Life Global Funding 0.466% (US0003M + 0.280%) due 01/21/2022 ~	6,000	6,011
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~	28,992	29,009
0.838% (US0003M + 0.650%) due 07/13/2022 ~	700	701
1.078% (US0003M + 0.890%) due 01/13/2022 ~	6,213	6,229
1.900% due 09/14/2021	4,454	4,466
2.650% due 07/13/2022	800	813
2.800% due 01/13/2022	514	520
3.650% due 09/21/2021	8,484	8,541
NTT Finance Corp.
0.373% due 03/03/2023	13,700	13,707
1.900% due 07/21/2021	2,550	2,552
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022	1,800	1,834
ORIX Corp.
2.900% due 07/18/2022	27,002	27,713
3.200% due 01/19/2022	300	304
QNB Finance Ltd.
1.176% (US0003M + 1.000%) due 05/02/2022 ~	9,100	9,146
1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~	8,400	8,437
2.125% due 09/07/2021	14,534	14,574
Santander Holdings USA, Inc. 4.450% due 12/03/2021	21,165	21,454
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	3,700	3,703
3.000% due 07/15/2022	6,315	6,461
Sumitomo Mitsui Financial Group, Inc. 0.968% (US0003M + 0.780%) due 07/12/2022 ~	685	690
Synchrony Bank 3.000% due 06/15/2022	8,570	8,764

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

Toronto-Dominion Bank 0.486% due 07/30/2021 •	1,000	1,000
UBS AG 0.361% (SOFRRATE + 0.320%) due 06/01/2023 ~	11,000	11,031
Woori Bank 2.625% due 07/20/2021	7,510	7,518

		1,109,722

INDUSTRIALS 15.9%
7-Eleven, Inc. 0.612% (US0003M + 0.450%) due 08/10/2022 ~	44,156	44,177
AbbVie, Inc.
0.610% (US0003M + 0.460%) due 11/19/2021 ~	11,700	11,717
2.150% due 11/19/2021	1,400	1,410
3.450% due 03/15/2022	6,000	6,102
Arrow Electronics, Inc. 3.500% due 04/01/2022	13,838	14,070
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~	21,000	21,137
BAT International Finance PLC 3.250% due 06/07/2022	1,195	1,224
Bayer U.S. Finance LLC 2.750% due 07/15/2021	651	652
BMW U.S. Capital LLC 0.660% (US0003M + 0.500%) due 08/13/2021 ~	19,900	19,912
Boeing Co.
2.125% due 03/01/2022	5,376	5,432
2.300% due 08/01/2021	43,272	43,335
2.350% due 10/30/2021	3,500	3,522
8.750% due 08/15/2021	1,900	1,919
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~	11,700	11,703
Central Nippon Expressway Co. Ltd.
0.616% (US0003M + 0.460%) due 02/15/2022 ~	10,200	10,223
0.735% (US0003M + 0.560%) due 11/02/2021 ~	6,500	6,510
0.939% due 03/03/2022 •	13,760	13,820
0.969% (US0003M + 0.850%) due 09/14/2021 ~	13,000	13,019
2.091% due 09/14/2021	1,000	1,003
2.849% due 03/03/2022	800	812
Cigna Corp. 0.613% due 03/15/2024	7,800	7,800
Daimler Finance North America LLC
0.846% (US0003M + 0.670%) due 11/05/2021 ~	2,690	2,696
1.056% (US0003M + 0.900%) due 02/15/2022 ~	47,400	47,658
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	41,935	42,866
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~	46,000	46,118
Energy Transfer LP 5.200% due 02/01/2022	5,173	5,253
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~	17,174	17,190
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~	14,900	14,929
General Motors Co. 1.028% (US0003M + 0.900%) due 09/10/2021 ~	637	638
Gilead Sciences, Inc. 0.275% (US0003M + 0.150%) due 09/17/2021 ~	51,500	51,510
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,202
Hyundai Capital America
1.137% (US0003M + 0.940%) due 07/08/2021 ~	854	854
1.137% due 07/08/2021 •	12,200	12,202
3.100% due 04/05/2022	8,697	8,864
3.750% due 07/08/2021	8,665	8,670
3.950% due 02/01/2022	2,528	2,578
Imperial Brands Finance PLC 3.750% due 07/21/2022	10,568	10,845
Komatsu Finance America, Inc. 2.437% due 09/11/2022	500	511
Kraft Heinz Foods Co. 3.500% due 06/06/2022	5,782	5,939
Lennar Corp. 4.125% due 01/15/2022	5,926	6,000
Martin Marietta Materials, Inc. 0.650% due 07/15/2023 (a)	7,100	7,117
Molson Coors Brewing Co. 2.100% due 07/15/2021	44,781	44,811
Ryder System, Inc. 2.875% due 06/01/2022	3,900	3,983
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021	11,740	11,814
Siemens Financieringsmaatschappij NV 0.480% (SOFRRATE + 0.430%) due 03/11/2024 ~	19,700	19,847

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

Suntory Holdings Ltd. 2.550% due 06/28/2022	2,000	2,039
Time Warner Cable LLC 4.000% due 09/01/2021	19,455	19,455
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~	800	802
1.108% (US0003M + 0.940%) due 11/12/2021 ~	32,400	32,509
2.900% due 05/13/2022	1,300	1,328
4.000% due 11/12/2021	9,700	9,836
Walt Disney Co. 0.385% (US0003M + 0.250%) due 09/01/2021 ~	8,692	8,696
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	18,300	18,593
Zoetis, Inc. 0.595% (US0003M + 0.440%) due 08/20/2021 ~	17,000	17,010

		729,862

UTILITIES 6.4%
AT&T, Inc. 0.690% (SOFRRATE + 0.640%) due 03/25/2024 ~	17,600	17,643
Atmos Energy Corp. 0.503% (US0003M + 0.380%) due 03/09/2023 ~	37,800	37,806
BG Energy Capital PLC 4.000% due 10/15/2021	320	323
BP Capital Markets PLC 0.988% (US0003M + 0.870%) due 09/16/2021 ~	1,958	1,962
British Transco International Finance BV 0.000% due 11/04/2021 (b)	11,100	11,089
Duke Energy Corp.
0.297% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,000	13,018
0.775% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,714
Duke Energy Florida LLC 0.391% (US0003M + 0.250%) due 11/26/2021 ~	8,800	8,807
Duke Energy Progress LLC 0.335% (US0003M + 0.180%) due 02/18/2022 ~	20,318	20,318
Enel Finance International NV 2.875% due 05/25/2022	8,520	8,708
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	2,729	2,780
Mississippi Power Co. 0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	5,006
NextEra Energy Capital Holdings, Inc. 0.420% (US0003M + 0.270%) due 02/22/2023 ~	37,700	37,707
Oklahoma Gas and Electric Co. 0.553% due 05/26/2023	4,500	4,500
Pacific Gas & Electric Co. 1.531% (US0003M + 1.375%) due 11/15/2021 ~	59,740	59,866
San Diego Gas & Electric Co. 3.000% due 08/15/2021	900	903
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021	4,430	4,461
Southern California Edison Co.
0.399% (US0003M + 0.270%) due 12/03/2021 ~	40,100	40,115
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	15,000	15,040

		293,766

Total Corporate Bonds & Notes (Cost $2,131,543)		2,133,350

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.6%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	23,700	23,700
California State General Obligation Bonds, Series 2017 0.866% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,007

		29,707

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.161% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,019

Total Municipal Bonds & Notes (Cost $36,700)		36,726

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.392% due 04/25/2036 - 06/25/2042 •	1,699	1,708
0.442% due 07/25/2036 - 06/25/2043 •	262	263
0.460% due 11/25/2044 - 09/25/2055 •	25,657	25,792
0.492% due 02/25/2042 •	468	474
0.510% due 09/25/2049 •	9,241	9,245
0.542% due 04/25/2039 - 08/25/2049 •	2,157	2,179
0.560% due 07/25/2046 - 08/25/2050 •	8,902	8,931

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

0.592% due 02/25/2042 •	364	370
0.612% due 03/25/2042 •	104	106
0.632% due 07/25/2037 •	67	68
0.642% due 10/25/2041 •	128	130
0.875% due 12/18/2026	50,000	49,479
0.910% due 05/25/2050 •	10,295	10,389
2.259% due 05/01/2038 •	4,291	4,542
Federal Home Loan Bank
0.620% due 12/09/2024	37,000	36,953
0.650% due 02/26/2026	18,500	18,299
0.680% due 02/24/2026	60,100	59,520
0.750% due 02/24/2026	83,700	83,276
0.790% due 02/25/2026	34,500	34,297
0.960% due 03/05/2026	82,000	81,876
Freddie Mac
0.373% due 04/15/2037 •	330	332
0.403% due 07/15/2037 •	325	328
0.430% due 05/15/2038 •	989	996
0.440% due 05/15/2041 •	1,063	1,065
0.450% due 06/15/2040 •	2,275	2,276
0.460% due 10/15/2037 - 09/15/2044 •	35,265	35,436
0.460% (LIBOR01M + 0.350%) due 10/15/2037 ~	6,309	6,368
0.473% due 03/15/2040 - 11/15/2043 •	607	613
0.523% due 06/15/2049 •	5,421	5,462
0.573% due 08/15/2041 •	14	14
0.593% due 12/15/2041 •	392	399
0.600% due 10/15/2025	50,000	49,560
0.623% due 09/15/2037 - 11/15/2041 •	647	659
0.650% due 10/22/2025 - 10/27/2025	105,000	104,536
0.653% due 07/15/2037 •	448	456
0.673% due 11/15/2037 •	82	83
0.680% due 08/06/2025	33,300	33,162
0.750% due 06/23/2026	40,000	39,713
0.800% due 10/27/2026 - 10/28/2026	75,000	74,245
1.000% due 09/15/2044 - 11/25/2050	42,802	42,554
1.023% due 01/15/2032 •	189	194
1.073% due 01/15/2039 •	47	49
1.592% due 05/15/2033 •	160	165
Ginnie Mae
0.307% due 06/20/2066 •	81	81
0.403% due 04/20/2037 •	908	912
0.410% due 06/20/2051 «•	45,000	44,814
0.506% due 07/20/2043 •	613	618
0.507% due 01/20/2068 •	146	146
0.543% due 06/20/2049 •	9,177	9,229
0.553% due 05/20/2049 •	2,910	2,915
0.577% due 08/20/2065 •	793	799
0.607% due 12/20/2060 - 07/20/2064 •	298	299
0.677% due 04/20/2062 •	534	537
0.775% due 01/16/2040 •	1,039	1,055
0.787% due 08/20/2061 •	58	59
0.807% due 10/20/2065 •	21	21
0.833% due 02/20/2040 •	848	860
0.843% due 03/20/2040 •	2,569	2,609
0.857% due 08/20/2067 •	1,201	1,215
0.863% due 04/20/2040 •	1,932	1,964
0.877% due 02/20/2066 •	33	34
0.893% due 03/20/2040 •	2,045	2,081
0.907% due 05/20/2066 •	4,026	4,098
1.249% due 09/20/2067 •	1,312	1,337
2.868% due 09/20/2066 ~	4,401	4,661

Total U.S. Government Agencies (Cost $910,918)		906,906

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	8,000	8,030
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •	1,980	1,981
Brass PLC 0.856% due 11/16/2066 •	2,070	2,081
Commercial Mortgage Trust
3.421% due 07/10/2048	6,005	6,301
4.389% due 07/10/2045 ~	6,800	7,231
CRSNT Commercial Mortgage Trust 0.900% due 04/15/2036 •	15,000	15,038
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050	7,439	7,755
Gosforth Funding PLC 0.597% due 08/25/2060 •	1,887	1,891
JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	1,916	2,005
3.659% due 11/15/2045	1,377	1,425
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	4,781	4,804

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

MFA Trust 1.381% due 04/25/2065 ~	10,216	10,270
Natixis Commercial Mortgage Securities Trust 3.917% due 11/15/2032 ~	4,000	4,118
RESIMAC Premier 0.777% due 07/10/2052 •	4,117	4,117
Towd Point HE Trust 0.918% due 02/25/2063 ~	8,141	8,147
UBS-Barclays Commercial Mortgage Trust 0.865% due 04/10/2046 •	13,579	13,551
Wells Fargo-RBS Commercial Mortgage Trust 1.282% due 06/15/2045 •	4,463	4,458

Total Non-Agency Mortgage-Backed Securities (Cost $103,237)		103,203

ASSET-BACKED SECURITIES 15.8%
American Money Management Corp. CLO Ltd.
0.000% due 11/10/2030 •(a)	3,000	3,000
1.166% due 04/14/2029 •	5,600	5,614
AmeriCredit Automobile Receivables Trust
0.420% due 03/18/2024	11,964	11,975
0.600% due 12/18/2023	2,376	2,379
Apidos CLO 0.000% due 07/17/2030 •	5,200	5,196
Arbor Realty Commercial Real Estate Notes Ltd. 1.223% due 05/15/2037 •	5,500	5,507
Arch Street CLO Ltd. 1.188% due 10/20/2028 •	10,000	10,002
ARI Fleet Lease Trust 0.553% due 11/15/2027 •	3,959	3,963
Carlyle Global Market Strategies CLO Ltd. 0.000% due 08/14/2030 •(a)	23,000	23,000
CarMax Auto Owner Trust 0.490% due 06/15/2023	3,172	3,175
Catamaran CLO Ltd. 1.444% due 04/22/2030 •	16,515	16,526
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •	24,200	24,203
Chesapeake Funding LLC
0.443% due 08/15/2030 •	4,432	4,435
0.723% due 08/16/2032 •	7,807	7,852
0.870% due 08/16/2032	6,246	6,282
2.940% due 04/15/2031	7,735	7,804
CIFC Funding Ltd. 1.036% due 10/25/2027 •	2,614	2,617
Dell Equipment Finance Trust 0.470% due 10/24/2022	4,863	4,869
Dryden Senior Loan Fund 1.084% due 10/15/2027 •	4,043	4,042
DT Auto Owner Trust 1.140% due 01/16/2024	667	670
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	2,410	2,445
Evergreen Credit Card Trust 0.443% due 10/16/2023 •	40,000	40,031
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	572	572
Flagship Credit Auto Trust
0.700% due 04/15/2025	8,273	8,297
2.330% due 02/15/2024	521	525
3.410% due 05/15/2023	81	81
Ford Credit Auto Lease Trust 2.220% due 10/15/2022	471	473
Ford Credit Floorplan Master Owner Trust 0.673% due 09/15/2024 •	7,300	7,350
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	10,705	10,716
0.690% due 10/16/2023	1,592	1,594
GM Financial Automobile Leasing Trust 0.493% due 10/20/2022 •	268	268
GMF Floorplan Owner Revolving Trust 0.483% due 09/15/2023 •	10,000	10,008
Golden Credit Card Trust 0.423% due 10/15/2023 •	12,700	12,713
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •	625	625
HPEFS Equipment Trust 0.650% due 07/22/2030	2,108	2,111
KKR CLO Ltd. 0.000% due 07/15/2030 •	27,000	27,001
Marlette Funding Trust
2.690% due 09/17/2029	356	358
3.130% due 07/16/2029	811	814
Master Credit Card Trust 0.583% due 07/21/2024 •	5,125	5,157

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

MFA Trust 2.363% due 03/25/2060 þ	12,070	12,084
Mountain View CLO Ltd. 0.984% due 10/15/2026 •	226	226
Navient Private Education Loan Trust 1.273% due 12/15/2028 •	5,939	5,982
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	14,597	14,707
1.690% due 05/15/2069	4,715	4,765
3.130% due 02/15/2068	2,192	2,242
Navient Student Loan Trust 0.442% due 03/25/2067 •	9,177	9,176
Nissan Auto Lease Trust 1.800% due 05/16/2022	949	950
Nissan Master Owner Trust Receivables
0.503% due 11/15/2023 •	45,400	45,466
0.633% due 02/15/2024 •	6,155	6,176
Ocean Trails CLO 0.984% due 07/15/2028 •	16,592	16,580
Oscar U.S. Funding LLC
0.400% due 03/11/2024	35,000	34,990
2.490% due 08/10/2022	41	42
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(a)	23,100	23,100
1.006% due 08/15/2026 •	937	937
1.056% due 11/15/2026 •	3,071	3,072
1.076% due 10/24/2027 •	8,396	8,402
1.158% due 04/20/2027 •	9,503	9,508
1.888% due 07/20/2028 •	6,775	6,779
PFS Financing Corp.
0.623% due 04/15/2024 •	6,000	6,019
1.210% due 06/15/2024	10,000	10,084
PHEAA Student Loan Trust 1.042% due 11/25/2065 •	4,260	4,293
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	2,983	3,002
Santander Drive Auto Receivables Trust 0.420% due 09/15/2023	7,283	7,286
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	1,213	1,220
1.890% due 09/20/2022	209	209
SLC Student Loan Trust
0.229% due 03/15/2027 •	874	872
0.239% due 06/15/2029 •	8,511	8,485
SLM Private Credit Student Loan Trust 0.449% due 03/15/2024 •	874	873
SLM Student Loan Trust
0.266% due 01/26/2026 •	1,151	1,151
0.316% due 10/25/2028 •	2,270	2,260
0.589% due 12/15/2027 •	6,068	6,070
0.669% due 12/15/2025 •	1,481	1,481
0.726% due 01/25/2028 •	788	788
1.573% due 03/15/2032 •	274	274
SMB Private Education Loan Trust
0.392% due 09/15/2054 •	2,916	2,917
1.273% due 07/15/2027 •	3,573	3,584
3.050% due 05/15/2026	82	82
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	622	626
SoFi Professional Loan Program LLC 0.942% due 07/25/2039 •	159	159
SoFi Professional Loan Program Trust 2.060% due 05/15/2046	1,270	1,275
Sound Point CLO Ltd. 1.073% due 01/23/2029 •	27,390	27,391
Tesla Auto Lease Trust
0.550% due 05/22/2023	4,662	4,669
2.130% due 04/20/2022	3,300	3,314
Towd Point Mortgage Trust
1.092% due 05/25/2058 •	1,796	1,811
3.750% due 05/25/2058 ~	19,964	21,078
Trillium Credit Card Trust 0.465% due 12/26/2024 •	40,000	40,074
Trinitas CLO Ltd. 1.206% due 10/25/2028 •	2,120	2,122
Upstart Securitization Trust 2.322% due 04/22/2030	712	717
Utah State Board of Regents
0.842% due 09/25/2056 •	2,136	2,135
0.842% due 01/25/2057 •	2,759	2,745
Venture CLO Ltd.
0.000% due 09/07/2030 •	15,000	14,986
1.064% due 04/15/2027 •	5,677	5,668
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	26,900	26,863

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

Westlake Automobile Receivables Trust 0.560% due 05/15/2024	12,120	12,142
World Omni Select Auto Trust 0.470% due 06/17/2024	5,711	5,716
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •	871	872

Total Asset-Backed Securities (Cost $724,328)		724,747

SOVEREIGN ISSUES 2.8%
Export-Import Bank of Korea
0.994% (US0003M + 0.800%) due 07/05/2022 ~	7,500	7,546
1.051% (US0003M + 0.875%) due 01/25/2022 ~	3,333	3,346
1.101% (US0003M + 0.925%) due 11/01/2022 ~	2,000	2,020
2.750% due 01/25/2022	710	719
Export-Import Bank of Malaysia Bhd. 2.480% due 10/20/2021	8,800	8,851
Industrial Bank of Korea
0.623% (US0003M + 0.450%) due 10/23/2022 ~	11,800	11,853
0.776% (US0003M + 0.600%) due 08/02/2021 ~	500	500
Japan Finance Organization for Municipalities 2.625% due 04/20/2022	4,586	4,673
Korea Development Bank
0.505% (US0003M + 0.350%) due 02/18/2023 ~	10,400	10,420
0.844% (US0003M + 0.705%) due 02/27/2022 ~	4,000	4,014
3.000% due 03/19/2022	1,000	1,018
Korea Expressway Corp.
0.747% (US0003M + 0.600%) due 11/25/2022 ~	2,000	2,010
0.816% (US0003M + 0.640%) due 07/25/2022 ~	11,400	11,443
3.625% due 10/22/2021	1,600	1,615
Qatar Government International Bond 4.500% due 01/20/2022	5,585	5,718
Saudi Government International Bond 2.375% due 10/26/2021	51,800	52,138

Total Sovereign Issues (Cost $127,754)		127,884

SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.7%
Sumitomo Mitsui Banking Corp.
0.526% (US0003M + 0.350%) due 11/05/2021 ~	11,000	11,014
0.546% (US0003M + 0.370%) due 11/05/2021 ~	20,000	20,026

		31,040

COMMERCIAL PAPER 0.2%
Conagra Foods, Inc. 0.280% due 08/12/2021	10,300	10,294

Total Short-Term Instruments (Cost $41,296)		41,334

Total Investments in Securities (Cost $4,075,776)		4,074,150

INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short Asset Portfolio	22,549,143	225,987
PIMCO Short-Term Floating NAV Portfolio III	36,004,958	355,045

Total Short-Term Instruments (Cost $581,288)		581,032

Total Investments in Affiliates (Cost $581,288)		581,032

Total Investments 101.3% (Cost $4,657,064)		$4,655,182
Financial Derivative Instruments (c)(f) (0.0)%(Cost or Premiums, net $0)		(254)
Other Assets and Liabilities, net (1.3)%		(58,223)

Net Assets 100.0%		$4,596,705

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(3,846) at a weighted average interest rate of 0.027%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	148	32,607	$0	$4	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	42	6,183	120	20	0

$120	$24	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	3,910	(482,610)	$1,029	$0	$(244)
U.S. Treasury 10-Year Note September Futures	09/2021	143	(18,948)	(65)	0	(34)

$964	$0	$(278)

Total Futures Contracts	$1,084	$24	$(278)

Cash of $7,438 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,109,722	$0	$1,109,722
Industrials	0	729,862	0	729,862
Utilities	0	293,766	0	293,766
Municipal Bonds & Notes
California	0	29,707	0	29,707
Washington	0	7,019	0	7,019
U.S. Government Agencies	0	862,092	44,814	906,906
Non-Agency Mortgage-Backed Securities	0	103,203	0	103,203
Asset-Backed Securities	0	724,747	0	724,747
Sovereign Issues	0	127,884	0	127,884
Short-Term Instruments
Certificates of Deposit	0	31,040	0	31,040
Commercial Paper	0	10,294	0	10,294

$0	$4,029,336	$44,814	$4,074,150

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$581,032	$0	$0	$581,032

Total Investments	$581,032	$4,029,336	$44,814	$4,655,182

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$24	$0	$24

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(278)	$0	$(278)

Total Financial Derivative Instruments	$0	$(254)	$0	$(254)

Totals	$581,032	$4,029,082	$44,814	$4,654,928

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.6%
MUNICIPAL BONDS & NOTES 87.0%
ALABAMA 1.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017 4.000% due 08/01/2047	$2,225	$2,298
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	2,750	2,789
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	525

		5,612

ARIZONA 1.6%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,606
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	912
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2027	3,740	4,673

		8,191

CALIFORNIA 7.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.480% due 04/01/2056 ~	2,500	2,504
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	430
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	4,800	4,848
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	1,000	1,105
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2024	315	357
5.000% due 06/01/2025	440	516
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.380% due 08/01/2047 ~	5,500	5,513
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.730% due 12/01/2050 ~	2,000	2,028
California Municipal Finance Authority Revenue Bonds, Series 2010 0.160% due 09/01/2021	2,000	2,000
California Public Finance Authority Revenue Bonds, Series 2017 0.010% due 08/01/2052	5,930	5,930
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	3,500	3,587
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,502
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.640% (US0003M + 0.550%) due 06/01/2034 ~	2,250	2,242
San Diego County, California Regional Transportation Commission Revenue Notes, Series 2021 5.000% due 10/01/2022	2,000	2,121
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,497
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2023	625	683

		36,863

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	750	764
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 01/15/2026	610	668
5.000% due 07/15/2026	550	660
University of Colorado Hospital Authority Revenue Bonds, Series 2017 5.000% due 11/15/2038	2,500	2,520

		4,612

CONNECTICUT 4.7%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	645
5.000% due 08/15/2022	2,030	2,129

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,133
5.000% due 05/01/2025	500	587
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,574
Connecticut Special Tax State Revenue Notes, Series 2021 4.000% due 05/01/2024	2,000	2,210
Connecticut State General Obligation Bonds, Series 2013 0.980% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	2,008
Connecticut State General Obligation Notes, Series 2020 5.000% due 01/15/2025	650	756
Connecticut State General Obligation Notes, Series 2021 5.000% due 07/15/2022	1,235	1,297
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,022
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,000	1,014
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	5,156
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,051
5.000% due 07/15/2023	500	548

		24,130

DELAWARE 1.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,278
1.250% due 10/01/2040	4,500	4,539

		5,817

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,109

FLORIDA 3.8%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,527
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	837
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	594
5.000% due 10/01/2026	900	1,101
Florida Municipal Power Agency Revenue Notes, Series 2021 1.425% due 10/01/2026	2,500	2,509
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	784
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	763
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	2,220	2,555
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,527
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	707
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2023	2,765	3,058
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (b)	125	119
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	1,250	1,263

		19,344

GEORGIA 2.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,597
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	1,034
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,599
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2024	450	507
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.892% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,099
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,619
Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,150	1,248

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

5.000% due 01/01/2024	750	834

		10,537

ILLINOIS 7.1%
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2023	500	545
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.708% due 12/01/2022	1,500	1,522
Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	511
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	500	510
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,063
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	2,500	2,600
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,700	1,702
Illinois Finance Authority Revenue Bonds, Series 2021 0.730% due 05/01/2042 ~	1,500	1,501
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	918
Illinois Finance Authority Revenue Notes, Series 2021 5.000% due 08/15/2027	2,170	2,719
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,557
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,390
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,202
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,175
5.125% due 05/01/2022	1,250	1,301
Illinois State Revenue Bonds, (BAM Insured), Series 2016 4.000% due 06/15/2027	1,250	1,409
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,948
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,385	1,443
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,157
5.000% due 01/01/2026	750	896
Kane McHenry Cook &, Delaware Kalb Counties Unit School District No 300, Illinois General Obligation Notes, Series 2021 4.000% due 01/01/2023	1,000	1,056
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,090
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 6.000% due 07/01/2021	1,285	1,285

		36,500

INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2009 0.020% due 11/01/2039	900	900
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,511
Indianapolis, Indiana Revenue Notes, Series 2019 1.400% due 09/01/2022	4,500	4,509
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,372

		8,292

IOWA 0.3%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.140% due 08/15/2032	1,750	1,750

KANSAS 1.0%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.564% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,195

KENTUCKY 0.8%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,732
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,250	1,442

		4,174

LOUISIANA 1.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.600% due 05/01/2043	3,000	3,003

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	2,006
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	700	725
2.125% due 06/01/2037	2,000	2,073

		7,807

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,045	1,234
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,150

		2,384

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	2,350	2,389
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,184
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.530% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,509
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	733
5.000% due 07/01/2023	750	821
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	1,710	1,990
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,411

		13,037

MICHIGAN 2.7%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.735% due 07/01/2032 ~	2,500	2,501
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,500	2,510
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	3,247	3,390
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,616
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2024	600	662

		13,679

MINNESOTA 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	256

MISSISSIPPI 1.0%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	3,000	3,136
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,109

		5,245

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 05/01/2051	2,000	2,322
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2026	1,250	1,465

		3,787

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.580% (MUNIPSA + 0.550%) due 08/15/2037 ~	990	991

NEBRASKA 0.5%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,100	1,295
Lincoln, Nebraska Electric System Revenue Notes, Series 2013 5.000% due 09/01/2021	1,015	1,023

		2,318

NEVADA 0.6%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,738

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,519

		3,257

NEW JERSEY 4.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.630% due 03/01/2028 ~	3,500	3,556
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,250	1,525
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	860
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	2,500	2,935
5.000% due 06/01/2026	7,000	8,470
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 5.500% due 12/15/2021	1,390	1,423
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	1,000	1,226
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,348

		22,343

NEW MEXICO 1.4%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,549
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,490

		7,039

NEW YORK 12.3%
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	2,500	3,221
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.834% due 11/01/2032 ~	2,000	2,039
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.882% (0.67* US0001M + 0.820%) due 11/01/2026 ~	865	868
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	2,875	3,630
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,400	1,477
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	3,000	3,220
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020
5.000% due 12/01/2021	400	408
5.000% due 12/01/2023	500	553
New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020 0.700% due 11/01/2060	3,000	3,005
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,809
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,509
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,000	1,275
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	2,500	2,662
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015 5.000% due 11/01/2021	875	889
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2021	1,500	1,524
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.010% due 06/15/2050	6,000	6,000
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2026	2,570	3,135
New York City, General Obligation Bonds, Series 2012 0.160% due 04/01/2042	5,000	5,000
New York City, General Obligation Bonds, Series 2015 0.010% due 06/01/2044	13,000	13,000
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	2,600	2,753
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,142
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	834
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	1,000	1,049

		63,002

NORTH CAROLINA 1.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 0.030% due 01/15/2048	1,500	1,500

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,750	2,027
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.462% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,503

		5,030

OHIO 1.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	1,015
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,469
5.000% due 11/15/2024	725	832
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2019 0.484% due 10/01/2044 ~	1,000	1,001
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,512

		5,829

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	528
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020 5.000% due 06/15/2024	250	284

		812

PENNSYLVANIA 6.5%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.553% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,750
Commonwealth of Pennsylvania General Obligation Bonds, Series 2020 4.000% due 05/01/2033	5,000	6,126
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	2,150	2,236
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,299
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,597
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.750% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.105% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,509
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	2,280	2,281
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	2,750	2,780
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,084
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2022	720	727
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 10/15/2022	600	630
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.630% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,300	3,327
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 3.000% due 12/01/2022	500	520
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 0.680% due 09/01/2040 ~	3,500	3,532
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	992
4.000% due 07/01/2026	1,250	1,443

		33,333

PUERTO RICO 0.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	3,750	4,697

SOUTH CAROLINA 1.3%
County Square Redevelopment Corp., South Carolina Revenue Notes, Series 2021 2.000% due 03/03/2022	2,000	2,025
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.922% due 10/01/2048 ~	2,000	2,019
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,667

		6,711

TENNESSEE 1.1%
Memphis, Tennessee Gas Revenue Notes, Series 2020
4.000% due 12/01/2021	500	508
4.000% due 12/01/2022	500	528

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021
5.000% due 07/01/2022	2,000	2,097
5.000% due 07/01/2023	2,250	2,465

		5,598

TEXAS 7.4%
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	2,000	2,157
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	2,000	2,265
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,055	1,074
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 0.270% due 10/01/2049	1,500	1,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	2,045	2,333
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	750
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,462
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	754
North Texas Tollway Authority Revenue Notes, Series 2017 5.000% due 01/01/2022	975	998
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,097
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,665	1,721
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,506
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,290
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 5.000% due 02/01/2026	2,500	3,005
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,551
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	2,500	2,602
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2025	1,000	1,188
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	570	672
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
0.780% due 12/15/2026 ~	2,990	3,012
1.530% due 12/15/2026 ~	1,500	1,500
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,133
5.000% due 10/15/2024	500	577
Wylie Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 0.000% due 08/15/2021 (b)	1,905	1,905

		38,052

UTAH 1.3%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	2,016
Utah State General Obligation Notes, Series 2020 5.000% due 07/01/2026	3,750	4,580

		6,596

VIRGINIA 0.4%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,149

WASHINGTON 1.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.480% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,511
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.520% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,755
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.080% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,519
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	2,130

		8,915

WEST VIRGINIA 0.8%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,030
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	1,719	1,775

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,276

		4,081

WISCONSIN 1.2%
Milwaukee, Wisconsin General Obligation Notes, Series 2019 5.000% due 04/01/2023	3,500	3,792
Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2023	325	354
5.000% due 06/01/2025	395	463
5.000% due 06/01/2026	550	665
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	813

		6,087

Total Municipal Bonds & Notes (Cost $435,753)		445,161

SHORT-TERM INSTRUMENTS 5.6%
MUNICIPAL BONDS & NOTES 5.6%
Borough of Ship Bottom, New Jersey General Obligation Notes, Series 2020 1.250% due 09/24/2021	$5,000	5,012
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	5,000	5,047
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022 (a)	1,250	1,298
Nassau County, New York General Obligation Notes, Series 2021 2.000% due 12/10/2021	5,600	5,647
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	3,300	3,305
Syracuse, New York General Obligation Notes, Series 2020 2.000% due 07/30/2021	4,000	4,006
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2021	1,000	1,021
Texas State Revenue Notes, Series 2021 4.000% due 08/26/2021	3,500	3,521

Total Municipal Bonds & Notes (Cost $28,853)		28,857

Total Short-Term Instruments (Cost $28,853)		28,857

Total Investments in Securities (Cost $464,606)		474,018

	SHARES
INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	3,718,992	36,673

Total Short-Term Instruments (Cost $36,659)		36,673

Total Investments in Affiliates (Cost $36,659)		36,673

Total Investments 99.8% (Cost $501,265)		$510,691
Other Assets and Liabilities, net 0.2%		777

Net Assets 100.0%		$511,468

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,612	$0	$5,612
Arizona	0	8,191	0	8,191
California	0	36,863	0	36,863
Colorado	0	4,612	0	4,612
Connecticut	0	24,130	0	24,130
Delaware	0	5,817	0	5,817
District of Columbia	0	1,109	0	1,109
Florida	0	19,344	0	19,344
Georgia	0	10,537	0	10,537
Illinois	0	36,500	0	36,500
Indiana	0	8,292	0	8,292
Iowa	0	1,750	0	1,750
Kansas	0	5,195	0	5,195
Kentucky	0	4,174	0	4,174
Louisiana	0	7,807	0	7,807
Maryland	0	2,384	0	2,384
Massachusetts	0	13,037	0	13,037
Michigan	0	13,679	0	13,679
Minnesota	0	256	0	256
Mississippi	0	5,245	0	5,245
Missouri	0	3,787	0	3,787
Montana	0	991	0	991
Nebraska	0	2,318	0	2,318
Nevada	0	3,257	0	3,257
New Jersey	0	22,343	0	22,343
New Mexico	0	7,039	0	7,039
New York	0	63,002	0	63,002
North Carolina	0	5,030	0	5,030
Ohio	0	5,829	0	5,829
Oregon	0	812	0	812
Pennsylvania	0	33,333	0	33,333
Puerto Rico	0	4,697	0	4,697
South Carolina	0	6,711	0	6,711
Tennessee	0	5,598	0	5,598
Texas	0	38,052	0	38,052
Utah	0	6,596	0	6,596
Virginia	0	2,149	0	2,149
Washington	0	8,915	0	8,915
West Virginia	0	4,081	0	4,081
Wisconsin	0	6,087	0	6,087
Short-Term Instruments
Municipal Bonds & Notes	0	28,857	0	28,857

	$0	$474,018	$0	$474,018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,673	$0	$0	$36,673

Total Investments	$36,673	$474,018	$0	$510,691

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~		$420	$420
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~		11,735	11,446

Total Loan Participations and Assignments (Cost $12,004)			11,866

CORPORATE BONDS & NOTES 31.9%
BANKING & FINANCE 18.9%
ADCB Finance Cayman Ltd. 1.420% (BBSW3M + 1.380%) due 10/25/2022 ~	AUD	14,950	11,296
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$1,934	1,981
4.450% due 12/16/2021		30,705	31,175
4.500% due 09/15/2023		10,218	10,960
4.625% due 07/01/2022		10,450	10,869
5.000% due 10/01/2021		12,300	12,435
AIA Group Ltd. 0.655% (US0003M + 0.520%) due 09/20/2021 ~		39,900	39,898
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,635
2.750% due 01/15/2023		12,800	13,210
3.500% due 01/15/2022		7,991	8,124
4.250% due 02/01/2024		1,800	1,953
Aircastle Ltd. 5.500% due 02/15/2022		6,113	6,295
Ally Financial, Inc.
4.125% due 02/13/2022		19,917	20,374
4.625% due 05/19/2022		1,901	1,970
Ambac LSNI LLC 6.000% due 02/12/2023 •		2	2
Aozora Bank Ltd.
2.550% due 09/09/2022		8,770	8,947
3.810% due 09/07/2021		14,510	14,590
Aviation Capital Group LLC
0.856% (US0003M + 0.670%) due 07/30/2021 ~		27,153	27,158
2.875% due 01/20/2022		71,223	71,956
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	25,551
3.625% due 05/01/2022		4,280	4,379
5.125% due 10/01/2023		3,900	4,218
5.500% due 01/15/2023		12,300	13,067
Banco Santander Chile
1.335% (US0003M + 1.200%) due 11/28/2021 ~		23,600	23,661
2.700% due 01/10/2025		5,200	5,435
Banco Santander S.A. 1.694% due 01/19/2023 •	AUD	2,400	1,823
Bank of America Corp.
2.604% due 03/15/2023 •(f)	CAD	7,980	6,532
3.228% due 06/22/2022 (f)		200	166
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		$69,908	71,219
1.586% (US0003M + 1.430%) due 02/15/2023 ~		21,989	22,152
1.824% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	5,000	3,833
2.180% (BBSW3M + 2.150%) due 06/26/2024 ~		1,500	1,171
3.250% due 06/26/2024		2,000	1,587
4.338% due 05/16/2024 •		$700	746
4.610% due 02/15/2023 •		21,400	21,950
BNP Paribas S.A. 1.772% (BBSW3M + 1.750%) due 12/16/2022 ~	AUD	1,800	1,373
BOC Aviation Ltd.
1.271% (US0003M + 1.125%) due 09/26/2023 ~		$9,010	9,005
2.375% due 09/15/2021		20,508	20,539
2.750% due 09/18/2022		42,100	42,876
3.000% due 05/23/2022		13,827	14,038
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,641
Cantor Fitzgerald LP
4.875% due 05/01/2024		4,900	5,374
6.500% due 06/17/2022		19,505	20,575

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

CIT Group, Inc. 5.000% due 08/15/2022		45,415	47,517
Citigroup, Inc.
0.981% due 05/01/2025 •(f)		13,100	13,135
1.158% (US0003M + 1.023%) due 06/01/2024 ~		23,640	24,013
1.256% (US0003M + 1.100%) due 05/17/2024 ~		72,478	73,638
1.762% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	2,565	1,977
CK Hutchison International Ltd. 2.875% due 04/05/2022		$232	236
Credit Agricole S.A. 1.185% (US0003M + 1.050%) due 03/22/2024 ~		41,800	42,303
Credit Suisse Group AG
1.319% (US0003M + 1.200%) due 12/14/2023 ~		2,800	2,830
1.359% (US0003M + 1.240%) due 06/12/2024 ~		25,720	26,126
2.193% due 06/05/2026 •		8,700	8,913
Danske Bank A/S
1.171% due 12/08/2023 •		94,651	95,154
1.179% (US0003M + 1.060%) due 09/12/2023 ~		49,789	50,360
3.001% due 09/20/2022 •		11,890	11,949
5.000% due 01/12/2023 •		2,000	2,044
5.375% due 01/12/2024		2,500	2,774
Deutsche Bank AG
0.898% due 05/28/2024 (f)		13,600	13,544
1.440% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	220	166
4.250% due 10/14/2021		$19,745	19,960
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		767	771
First Abu Dhabi Bank PJSC
1.012% (US0003M + 0.850%) due 08/08/2023 ~		4,200	4,227
1.134% (US0003M + 0.950%) due 04/16/2022 ~		36,861	37,030
Ford Motor Credit Co. LLC
1.068% (US0003M + 0.880%) due 10/12/2021 ~		22,900	22,872
1.416% (US0003M + 1.270%) due 03/28/2022 ~		2,440	2,434
2.979% due 08/03/2022		500	508
3.087% due 01/09/2023		400	408
3.219% due 01/09/2022		22,255	22,521
3.340% (US0003M + 3.140%) due 01/07/2022 ~		23,400	23,629
3.813% due 10/12/2021		2,400	2,421
4.250% due 09/20/2022		700	725
5.596% due 01/07/2022		27,990	28,599
5.875% due 08/02/2021		72,928	73,391
GA Global Funding Trust 1.625% due 01/15/2026		15,210	15,410
GE Capital Canada Funding Co. 4.600% due 01/26/2022	CAD	16,000	13,198
General Motors Financial Co., Inc.
1.184% (US0003M + 0.990%) due 01/05/2023 ~		$5,975	6,031
1.275% (US0003M + 1.100%) due 11/06/2021 ~		41,665	41,793
1.457% (US0003M + 1.310%) due 06/30/2022 ~		20,054	20,255
1.736% (US0003M + 1.550%) due 01/14/2022 ~		61,980	62,407
3.450% due 01/14/2022		969	983
3.450% due 04/10/2022		150	153
3.550% due 07/08/2022		2,100	2,168
Goldman Sachs Group, Inc.
0.836% (SOFRRATE + 0.790%) due 12/09/2026 ~		15,800	15,774
0.900% (US0003M + 0.750%) due 02/23/2023 ~		4,840	4,885
0.975% (CDOR03 + 0.540%) due 07/27/2022 ~(f)	CAD	12,500	10,121
1.085% (CDOR03 + 0.650%) due 08/23/2022 ~(f)		15,000	12,111
1.176% (US0003M + 1.000%) due 07/24/2023 ~		$4,600	4,637
1.181% (US0003M + 1.050%) due 06/05/2023 ~		5,596	5,640
1.239% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	4,050	3,076
1.592% (BBSW3M + 1.550%) due 05/02/2024 ~		1,100	846
1.735% (US0003M + 1.600%) due 11/29/2023 ~		$775	800
1.934% (US0003M + 1.750%) due 10/28/2027 ~		4,900	5,194
Hana Bank
0.845% (US0003M + 0.700%) due 10/02/2022 ~		3,720	3,737
0.994% (US0003M + 0.875%) due 09/14/2022 ~		4,400	4,421
Harley-Davidson Financial Services, Inc. 4.050% due 02/04/2022		9,117	9,310
HSBC Holdings PLC
1.139% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,840	1,392
1.355% (US0003M + 1.230%) due 03/11/2025 ~		$44,692	45,619
1.499% (US0003M + 1.380%) due 09/12/2026 ~		862	890
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022		380	394
Hyundai Capital Services, Inc.
1.330% (BBSW3M + 1.300%) due 03/30/2022 ~	AUD	470	353
3.000% due 03/06/2022		$26,017	26,457
ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~		28,175	28,480
1.580% (BBSW3M + 1.550%) due 12/05/2022 ~	AUD	800	606
International Bank for Reconstruction & Development 0.850% due 02/10/2027		$117,100	115,773
International Lease Finance Corp. 8.625% due 01/15/2022		22,679	23,650

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

JPMorgan Chase & Co.
0.903% (US0003M + 0.730%) due 04/23/2024 ~		1,253	1,265
3.220% due 03/01/2025 •		2,500	2,657
LeasePlan Corp. NV 2.875% due 10/24/2024		17,150	18,025
Lloyds Banking Group PLC
1.328% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	4,310	3,273
1.425% (BBSW3M + 1.400%) due 03/07/2025 ~		9,000	6,884
2.907% due 11/07/2023 •		$10,000	10,314
Mirae Asset Securities Co. Ltd. 4.125% due 11/07/2021		16,700	16,872
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		22,460	22,997
3.406% due 02/28/2022		6,000	6,102
3.559% due 02/28/2024		5,000	5,337
3.960% due 09/19/2023		2,000	2,134
Mizuho Financial Group, Inc.
0.777% (US0003M + 0.630%) due 05/25/2024 ~		86,169	86,723
1.125% (US0003M + 1.000%) due 09/11/2024 ~		2,000	2,028
1.178% (US0003M + 0.990%) due 07/10/2024 ~		29,800	30,231
1.444% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	7,000	5,342
Morgan Stanley 3.000% due 02/07/2024 (f)	CAD	5,000	4,222
Nationwide Building Society 3.622% due 04/26/2023 •		$12,800	13,127
Natwest Group PLC 1.697% (US0003M + 1.550%) due 06/25/2024 ~		28,845	29,510
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~		4,800	4,803
0.836% due 09/28/2022 •		48,499	48,565
0.838% (US0003M + 0.650%) due 07/13/2022 ~		3,189	3,195
1.078% (US0003M + 0.890%) due 01/13/2022 ~		91,000	91,225
1.900% due 09/14/2021		2,500	2,507
2.650% due 07/13/2022		1,160	1,179
3.450% due 03/15/2023		800	833
3.650% due 09/21/2021		200	201
3.875% due 09/21/2023		735	778
Nomura Holdings, Inc.
1.851% due 07/16/2025		62,127	63,558
2.648% due 01/16/2025		56,590	59,513
Nordea Bank Abp 1.075% (US0003M + 0.940%) due 08/30/2023 ~		18,060	18,274
OneMain Finance Corp.
5.625% due 03/15/2023		500	535
6.125% due 05/15/2022		2,600	2,708
ORIX Corp.
2.900% due 07/18/2022		21,535	22,102
3.200% due 01/19/2022		12,000	12,174
Pacific Life Global Funding 0.663% (SOFRRATE + 0.620%) due 06/04/2026 ~		20,200	20,235
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		16,166	16,997
5.250% due 08/15/2022		44,652	46,735
Piper Jaffray Cos.
4.740% due 10/15/2021		6,900	6,934
5.200% due 10/15/2023		24,600	24,661
QNB Finance Ltd.
1.176% (US0003M + 1.000%) due 05/02/2022 ~		35,840	36,021
1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~		22,100	22,197
1.451% (US0003M + 1.320%) due 12/06/2021 ~(f)		10,000	10,021
1.760% (US0003M + 1.570%) due 07/19/2021 ~		40,600	40,642
1.792% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	35,300	26,841
3.500% due 03/28/2024		$21,000	22,430
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		53,500	53,707
3.373% due 01/05/2024 •		14,400	14,989
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~		26,900	26,906
SL Green Realty Corp. 4.500% due 12/01/2022		7,000	7,292
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		20,260	20,275
3.000% due 07/15/2022		8,800	9,004
3.550% due 04/15/2024		21,150	22,481
4.125% due 07/15/2023		2,000	2,128
Standard Chartered PLC
1.214% due 03/23/2025 •		6,200	6,231
1.271% (SOFRRATE + 1.250%) due 10/14/2023 ~		78,700	79,501
3.785% due 05/21/2025 •		1,708	1,837
State Bank of India
3.250% due 01/24/2022		6,748	6,840
4.000% due 01/24/2022		31,396	31,933
Sumitomo Mitsui Financial Group, Inc. 1.300% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	15,505
Synchrony Bank 3.000% due 06/15/2022		$500	511

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Synchrony Financial 2.850% due 07/25/2022		15,049	15,407
UBS AG
0.540% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,497
0.910% (BBSW3M + 0.870%) due 07/30/2025 ~		97,340	74,145
Ventas Realty LP 3.125% due 06/15/2023		$3,900	4,062
Wells Fargo & Co.
1.056% due 05/17/2023 •		3,000	3,018
2.094% due 04/25/2022 (f)	CAD	1,500	1,225
2.509% due 10/27/2023 (f)		30,900	25,722
3.184% due 02/08/2024 (f)		2,000	1,693

			3,106,294

INDUSTRIALS 10.5%
7-Eleven, Inc.
0.625% due 02/10/2023		$16,100	16,111
0.800% due 02/10/2024		26,700	26,644
0.950% due 02/10/2026		1,200	1,179
Barry Callebaut Services NV 5.500% due 06/15/2023		2,200	2,391
BAT Capital Corp. 3.222% due 08/15/2024		31,969	33,973
Bayer U.S. Finance LLC 1.129% (US0003M + 1.010%) due 12/15/2023 ~		46,900	47,593
Berry Global, Inc.
0.950% due 02/15/2024		18,260	18,299
4.875% due 07/15/2026		46,123	48,863
BOC Aviation USA Corp. 1.625% due 04/29/2024		18,200	18,356
Boeing Co.
1.167% due 02/04/2023		8,896	8,934
1.433% due 02/04/2024		52,600	52,744
1.875% due 06/15/2023		11,878	12,104
2.200% due 10/30/2022		1,827	1,859
2.850% due 10/30/2024		6,000	6,320
4.508% due 05/01/2023		89,131	95,051
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~		34,000	34,009
Central Nippon Expressway Co. Ltd.
0.616% (US0003M + 0.460%) due 02/15/2022 ~		26,200	26,258
0.735% (US0003M + 0.560%) due 11/02/2021 ~		114,500	114,677
0.939% due 03/03/2022 •		37,880	38,044
0.969% (US0003M + 0.850%) due 09/14/2021 ~		62,400	62,493
2.091% due 09/14/2021		2,100	2,107
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		161,274	165,850
4.464% due 07/23/2022		1,400	1,450
4.500% due 02/01/2024		500	545
DAE Funding LLC
1.550% due 08/01/2024		32,900	32,896
5.250% due 11/15/2021		6,900	6,960
Daimler Finance North America LLC 1.016% (US0003M + 0.840%) due 05/04/2023 ~		19,800	20,024
Dell International LLC
4.000% due 07/15/2024		9,000	9,793
5.450% due 06/15/2023		5,200	5,643
Delta Air Lines, Inc. 3.625% due 03/15/2022		29,700	30,124
Diamondback Energy, Inc. 0.900% due 03/24/2023		14,800	14,804
Energy Transfer LP 5.000% due 10/01/2022		7,779	8,111
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023		207	213
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		28,600	28,655
General Motors Co. 1.028% (US0003M + 0.900%) due 09/10/2021 ~		10,095	10,109
Heathrow Funding Ltd. 4.875% due 07/15/2023		14,700	14,721
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		38,400	38,409
Hyundai Capital America
0.800% due 04/03/2023		30,000	30,007
1.137% due 07/08/2021 •		16,300	16,302
1.137% (US0003M + 0.940%) due 07/08/2021 ~		24,188	24,191
1.150% due 11/10/2022		38,500	38,773
2.375% due 02/10/2023		12,300	12,630
2.850% due 11/01/2022		4,865	5,004
3.250% due 09/20/2022		2,830	2,917
3.950% due 02/01/2022		1,979	2,019
Imperial Brands Finance PLC
3.125% due 07/26/2024		17,650	18,587
3.500% due 02/11/2023		6,000	6,207

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

3.500% due 07/26/2026		2,100	2,251
3.750% due 07/21/2022		45,488	46,682
Infor, Inc. 1.450% due 07/15/2023		3,400	3,441
Kraft Heinz Foods Co. 0.982% (US0003M + 0.820%) due 08/10/2022 ~		14,110	14,091
Lennar Corp.
4.125% due 01/15/2022		21,124	21,387
4.750% due 11/15/2022		25,600	26,848
4.875% due 12/15/2023		2,398	2,613
5.375% due 10/01/2022		10,170	10,778
Marriott International, Inc. 3.125% due 10/15/2021		29,561	29,591
McDonald's Corp. 1.155% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	7,110	5,405
MGM Resorts International 7.750% due 03/15/2022		$49,621	51,926
Microchip Technology, Inc. 0.983% due 09/01/2024		27,400	27,283
Mylan, Inc. 4.200% due 11/29/2023		2,066	2,217
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		26,400	27,546
NXP BV 3.875% due 09/01/2022		4,319	4,480
Occidental Petroleum Corp. 1.606% (US0003M + 1.450%) due 08/15/2022 ~		99,061	98,597
PeaceHealth Obligated Group 1.375% due 11/15/2025		2,100	2,122
Reliance Industries Ltd. 5.400% due 02/14/2022		14,190	14,585
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		3,200	3,439
6.250% due 03/15/2022		23,015	23,610
Saudi Arabian Oil Co. 1.250% due 11/24/2023		2,200	2,224
SK Telecom Co. Ltd. 3.750% due 04/16/2023		2,875	3,030
Skyworks Solutions, Inc. 0.900% due 06/01/2023		2,500	2,508
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		2,575	2,591
Sutter Health 1.321% due 08/15/2025		3,800	3,828
UAL Pass-Through Trust 6.636% due 01/02/2024		32	33
Valero Energy Corp. 1.269% (US0003M + 1.150%) due 09/15/2023 ~		40,625	40,699
VMware, Inc. 2.950% due 08/21/2022		5,400	5,541
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022		2,900	2,981
VW Credit Canada, Inc.
2.650% due 06/27/2022 (f)	CAD	10,500	8,634
3.700% due 11/14/2022 (f)		20,000	16,756

			1,720,670

SPECIALTY FINANCE 0.3%
CIMIC Group Ltd. 0.000% due 07/27/2021 (f)		$25,432	25,365
Lloyds Banking Group PLC 1.385% due 09/02/2021 (f)		22,467	22,487

			47,852

UTILITIES 2.2%
AT&T, Inc. 2.850% due 05/25/2024 (f)	CAD	3,500	2,944
Enel Finance International NV 2.650% due 09/10/2024		$1,000	1,052
FirstEnergy Corp. 3.350% due 07/15/2022		1,630	1,657
Israel Electric Corp. Ltd. 6.875% due 06/21/2023		13,900	15,530
Korea Southern Power Co. Ltd. 1.010% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	12,180	9,240
OGE Energy Corp. 0.703% due 05/26/2023		$23,200	23,209
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		41,580	41,668
1.598% (US0003M + 1.480%) due 06/16/2022 ~		58,500	58,531
1.750% due 06/16/2022		84,868	84,838
3.250% due 06/15/2023		2,100	2,171
3.400% due 08/15/2024		4,400	4,621
3.750% due 02/15/2024		6,900	7,240

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

3.850% due 11/15/2023		2,300	2,412
4.250% due 08/01/2023		7,000	7,421
Southern California Edison Co.
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		23,400	23,498
3.700% due 08/01/2025		1,300	1,417
Sprint Communications, Inc.
6.000% due 11/15/2022		8,800	9,328
11.500% due 11/15/2021		10,400	10,801
Sprint Corp.
7.250% due 09/15/2021		15,900	16,168
7.875% due 09/15/2023		1,500	1,706
Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~		20,000	20,378
1.259% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	24,430	18,494
Vodafone Group PLC 1.074% (BBSW3M + 1.050%) due 12/13/2022 ~		1,580	1,192

			365,516

Total Corporate Bonds & Notes (Cost $5,197,328)			5,240,332

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2017 0.866% (US0001M + 0.780%) due 04/01/2047 ~		$50,810	50,869
Orange Unified School District, California Revenue Bonds, Series 2008 0.942% (US0001M + 0.850%) due 05/01/2043 ~(f)		31,970	31,984

			82,853

LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.456% (US0003M + 0.300%) due 02/15/2036 ~		17,275	16,121

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.306% (US0003M + 0.130%) due 10/25/2036 ~		1,993	1,969

Total Municipal Bonds & Notes (Cost $101,218)			100,943

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.152% due 12/25/2036 - 07/25/2037 •		188	186
0.212% due 03/25/2034 •		8	8
0.222% due 03/25/2036 •		18	18
0.242% due 08/25/2034 •		64	64
0.292% due 02/25/2037 •		436	436
0.392% due 12/25/2028 •		94	94
0.412% due 06/25/2036 •		71	72
0.432% due 11/25/2036 •		62	63
0.442% due 04/25/2036 - 03/25/2044 •		389	392
0.460% due 12/25/2044 •		7,396	7,451
0.462% due 03/25/2036 •		35	35
0.482% due 03/17/2032 •		235	235
0.483% due 05/18/2032 •		45	46
0.492% due 06/25/2032 - 09/25/2032 •		26	26
0.510% due 07/25/2044 •		3,605	3,606
0.522% due 07/25/2036 •		23	23
0.532% due 09/17/2027 •		1	1
0.542% due 10/25/2030 - 09/25/2037 •		80	80
0.560% due 07/25/2046 •		11,863	11,854
0.583% due 07/18/2027 - 05/18/2032 •		44	45
0.592% due 02/25/2022 - 04/25/2042 •		127	129
0.610% due 03/25/2046 •		2,930	2,931
0.632% due 07/25/2037 •		123	125
0.722% due 04/25/2031 •		48	49
0.862% due 06/25/2037 •		92	95
0.875% due 12/18/2026		143,000	141,509
0.910% due 05/25/2050 •		2,987	3,015
0.942% due 02/25/2023 - 07/25/2038 •		4	4
0.992% due 04/25/2032 - 11/25/2049 •		16	17
1.092% due 11/25/2049 •		6	6
1.242% due 09/25/2023 •		4	4
1.312% due 10/25/2038 •		24	24
1.328% due 06/01/2043 - 10/01/2044 •		1,384	1,426
1.627% due 01/01/2027 •		5	4
1.772% due 11/01/2035 •		30	31
1.788% due 08/01/2035 - 01/01/2036 •		29	29
1.898% due 05/01/2035 •		50	50
1.945% due 05/01/2035 •		10	10
1.970% due 09/01/2034 •		138	139
1.993% due 12/01/2035 •		7	7
2.010% due 09/01/2035 •		2	2
2.040% due 12/01/2036 •		3	3

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

2.072% due 05/01/2034 •	6	6
2.090% due 06/01/2033 •	9	9
2.106% due 12/01/2036 •	5	5
2.169% due 07/01/2034 •	2	2
2.190% due 03/01/2036 •	16	16
2.216% due 02/01/2034 •	17	18
2.220% due 06/01/2035 •	24	25
2.259% due 05/01/2038 •	978	1,036
2.265% due 06/01/2036 •	7	7
2.280% due 11/01/2035 •	8	7
2.287% due 03/01/2036 •	21	21
2.300% due 01/01/2036 •	34	36
2.335% due 10/01/2035 •	6	6
2.339% due 04/01/2029 - 12/01/2040 •	20	20
2.340% due 02/01/2033 •	2	2
2.343% due 11/01/2024 •	3	3
2.347% due 09/01/2034 •	6	6
2.362% due 09/01/2035 •	5	5
2.409% due 09/01/2034 •	6	6
2.414% due 09/01/2034 •	25	25
2.418% due 06/01/2035 •	9	9
2.427% due 08/01/2029 •	123	124
2.442% due 09/01/2035 •	1	1
2.479% due 07/01/2035 •	12	12
2.535% due 06/01/2034 •	1	1
2.581% due 11/01/2034 •	42	45
2.846% due 07/01/2029 •	34	34
3.000% due 05/25/2028 - 06/25/2028 (a)	22,059	1,289
3.250% due 05/01/2036 •	433	451
4.015% due 05/01/2036 •	10	11
4.474% due 07/01/2028 •	2	2
5.634% due 10/25/2042 ~	144	164
Federal Home Loan Bank
0.750% due 02/24/2026	130,000	129,341
0.830% due 02/10/2027	170,000	167,608
0.850% due 02/17/2027	155,200	153,122
0.900% due 02/26/2027	195,350	193,133
0.920% due 02/26/2027	136,300	134,868
0.960% due 03/05/2026	132,300	132,100
1.000% due 03/23/2026	36,700	36,700
1.020% due 02/24/2027	219,000	217,554
1.115% due 02/26/2027	137,300	136,879
Freddie Mac
0.323% due 07/15/2034 •	26	26
0.423% due 07/15/2036 •	200	201
0.460% due 02/15/2038 •	10,813	10,746
0.473% due 06/15/2031 •	34	34
0.523% due 12/15/2031 - 09/15/2041 •	405	412
0.553% due 11/15/2036 •	20	20
0.573% due 07/15/2039 - 02/15/2041 •	1,104	1,092
0.600% due 10/15/2025 (h)(j)	30,000	29,736
0.623% due 06/15/2031 •	82	82
0.650% due 10/22/2025	52,000	51,860
0.673% due 06/15/2031 - 12/15/2037 •	108	109
0.750% due 06/23/2026	41,300	41,003
0.773% due 03/15/2032 •	80	82
0.800% due 10/27/2026 - 10/28/2026	153,250	151,560
0.850% due 12/23/2026	54,000	53,330
1.073% due 11/15/2033 - 10/15/2049 •	94	95
1.316% due 10/25/2044 •	1,437	1,477
1.328% due 02/25/2045 •	523	528
1.992% due 01/15/2038 ~(a)	10,013	643
2.174% due 07/15/2035 •	19,146	19,370
2.310% due 11/01/2035 •	7	7
2.375% due 02/01/2023 - 05/01/2034 •	12	13
2.378% due 09/01/2035 •	42	44
2.429% due 08/01/2035 •	16	16
2.449% due 10/01/2033 •	4	4
2.500% due 10/25/2048	9,390	9,719
2.504% due 08/01/2035 •	5	5
2.516% due 07/01/2033 •	10	10
2.526% due 08/01/2034 •	15	15
2.626% due 12/01/2035 •	8	8
3.000% due 12/25/2046	3,881	3,935
3.500% due 12/25/2046	11,112	11,160
5.000% due 08/15/2035	865	978
6.500% due 07/25/2043	135	165
Ginnie Mae
0.410% due 06/20/2051 «•	151,800	151,173
0.584% due 12/20/2068 •	16,735	16,697
0.657% due 04/20/2062 •	3,504	3,524
0.707% due 10/20/2065 •	2,761	2,783
0.760% due 06/20/2051 «•	81,837	81,640
0.787% due 11/20/2065 •	6,014	6,029
0.807% due 02/20/2062 •	16,858	17,004
0.877% due 10/20/2066 •	2,351	2,392

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

0.907% due 01/20/2066 - 06/20/2066 •		33,757	34,363
0.957% due 04/20/2066 - 11/20/2066 •		9,677	9,878
1.029% due 04/20/2067 •		3,819	3,879
1.057% due 12/20/2066 •		2,604	2,658
1.075% due 08/16/2039 •		165	169
1.080% due 11/20/2067 •		1,657	1,686
1.107% due 03/20/2066 •		17,025	17,442
1.438% due 07/20/2067 •		3,964	4,037
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~		51	52
2.000% due 03/20/2029 - 03/20/2032 •		256	265
2.125% due 11/20/2026 - 12/20/2033 •		173	178
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~		21	22
2.250% due 08/20/2027 - 08/20/2031 •		337	348
2.500% (H15T1Y + 1.500%) due 01/20/2022 ~		1	1
2.500% due 01/20/2049 - 10/20/2049		7,191	7,537
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~		16	16
2.875% due 06/20/2027 - 05/20/2032 •		368	383
Small Business Administration
4.340% due 03/01/2024		16	16
5.370% due 04/01/2028		41	45
5.490% due 03/01/2028		27	30
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		83,513	88,916
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2051		55,200	58,831

Total U.S. Government Agencies (Cost $2,391,927)			2,379,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%
280 Park Avenue Mortgage Trust 0.953% due 09/15/2034 •		12,400	12,414
Adjustable Rate Mortgage Trust 2.535% due 02/25/2035 ~		478	496
American Home Mortgage Assets Trust
0.472% due 05/25/2046 ^•		992	890
0.472% due 09/25/2046 ^•		397	386
American Home Mortgage Investment Trust 1.671% due 09/25/2045 •		34	34
AREIT Trust
1.144% due 09/14/2036 •		27,400	27,442
2.744% due 04/15/2037 •		17,580	17,712
Ashford Hospitality Trust 0.973% due 04/15/2035 •		6,705	6,710
Atrium Hotel Portfolio Trust 1.023% due 06/15/2035 •		17,200	17,224
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	56,364	78,232
BAMLL Commercial Mortgage Securities Trust
1.123% due 04/15/2036 •		$11,700	11,685
1.273% due 03/15/2034 •		17,500	17,531
Banc of America Funding Trust
2.707% due 02/20/2036 ~		466	468
3.348% due 01/20/2047 ^~		49	47
Banc of America Mortgage Trust
2.787% due 02/25/2036 ^~		39	39
4.122% due 07/20/2032 ~		4	4
Bancorp Commercial Mortgage Trust
1.073% due 03/15/2036 •		2,311	2,313
1.174% due 09/15/2036 •		7,586	7,589
Bear Stearns Adjustable Rate Mortgage Trust
2.292% due 07/25/2033 ~		1,040	1,032
2.302% due 01/25/2034 ~		26	26
2.723% due 08/25/2033 ~		614	619
2.742% due 01/25/2034 ~		87	90
2.756% due 01/25/2035 ~		28	29
2.780% due 11/25/2030 ~		25	24
2.786% due 11/25/2034 ~		161	156
3.086% due 11/25/2034 ~		3,760	3,282
3.156% due 05/25/2047 ^~		463	461
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •		359	349
2.624% due 05/25/2035 ~		85	87
2.667% due 01/25/2036 ^~		797	797
3.008% due 09/25/2035 ^~		1,276	1,000
3.115% due 11/25/2036 ~		1,380	1,058
Bear Stearns Structured Products, Inc. Trust
2.986% due 12/26/2046 ^~		1,791	1,575
3.227% due 01/26/2036 ^~		2,858	2,450
Beast Mortgage Trust 1.300% due 03/15/2036 •		5,200	5,220
Brass PLC 0.856% due 11/16/2066 •		7,929	7,970
BX Commercial Mortgage Trust 0.773% due 01/15/2034 •		76,900	77,145
BXMT Ltd. 1.524% due 03/15/2037 •		3,100	3,118

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Chase Mortgage Finance Trust 3.067% due 03/25/2037 ^~		160	161
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.342% due 08/25/2035 •		75	77
Citigroup Mortgage Loan Trust
0.162% due 01/25/2037 •		162	148
1.613% due 08/25/2036 •		1,847	1,841
2.376% due 03/25/2034 ~		27	28
2.470% due 05/25/2035 •		52	52
2.480% due 10/25/2035 ^•		38	39
2.791% due 07/25/2046 ^~		122	121
2.996% due 08/25/2035 ~		215	222
3.228% due 09/25/2059 þ		8,997	9,036
3.234% due 09/25/2037 ^~		920	911
3.258% due 04/25/2066 ~		4,608	4,652
Citigroup Mortgage Loan Trust, Inc. 1.860% due 09/25/2035 •		11	11
Commercial Mortgage Trust 0.705% due 03/10/2046 •		953	953
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •		85	79
0.272% due 05/25/2047 •		1,482	1,417
0.273% due 02/20/2047 ^•		2,251	1,765
0.288% due 12/20/2046 ^•		1,525	1,335
0.302% due 07/25/2046 •		149	143
0.472% due 09/25/2046 ^•		474	460
0.513% due 07/20/2046 ^•		772	614
1.116% due 12/25/2035 •		265	244
1.116% due 02/25/2036 •		181	173
3.051% due 02/25/2037 ^~		452	452
6.000% due 04/25/2037 ^		116	73
6.250% due 12/25/2033		78	80
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •		121	108
0.672% due 04/25/2035 •		13	13
0.732% due 03/25/2035 •		160	142
2.125% due 07/19/2031 ~		3	3
3.041% due 09/25/2047 ^~		85	82
Countrywide Home Loan Reperforming REMIC Trust
0.432% due 06/25/2035 •		1,408	1,354
4.767% due 01/25/2034 ^~		8	8
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~		27	25
2.120% due 11/25/2033 ~		131	133
2.980% due 11/25/2034 ~		185	198
Credit Suisse Mortgage Capital Trust
1.073% due 07/15/2032 •		15,600	15,547
1.796% due 12/27/2060 ~		14,485	14,520
2.980% due 10/27/2059 ~		19,600	19,775
3.023% due 12/26/2059 ~		2,539	2,556
3.322% due 10/25/2058 ~		8,412	8,476
Durham Mortgages B PLC 0.688% due 03/31/2054 •	GBP	8,023	11,091
Dutch Property Finance BV 0.111% due 07/28/2054 •	EUR	787	936
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$2,008	2,035
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	867	1,179
European Loan Conduit 1.000% due 02/17/2030 •	EUR	10,689	12,732
Extended Stay America Trust 1.155% due 07/15/2038 •(b)		$100,300	100,833
Finsbury Square PLC
0.849% due 03/16/2070 •	GBP	22,097	30,685
1.034% due 09/12/2068 •		1,870	2,595
1.052% due 06/16/2069 •		1,776	2,466
1.059% due 12/16/2069 •		2,063	2,874
1.349% due 06/16/2070 •		25,250	35,304
First Horizon Mortgage Pass-Through Trust 2.861% due 08/25/2035 ~		$126	100
FirstKey Master Funding 3.000% due 05/27/2036 ~		3,109	3,088
FWD Securitization Trust 2.240% due 01/25/2050 ~		7,744	7,858
GCAT
1.091% due 05/25/2066 ~		25,900	25,985
1.348% due 05/25/2066 «~		2,600	2,597
GCAT LLC 3.228% due 11/26/2049 þ		6,589	6,675
GCAT Trust 2.650% due 10/25/2068 ~		2,105	2,173
GCCFC Commercial Mortgage Trust 0.873% due 02/15/2038 •		16,100	16,128
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	8,548	11,883

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

GMAC Mortgage Corp. Loan Trust 3.070% due 08/19/2034 ~		$255	243
Gosforth Funding PLC 0.605% due 12/19/2059 •		16	16
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	1,187	1,402
0.210% due 03/18/2039 •	GBP	1,501	2,058
0.230% due 06/18/2038 •		877	1,199
GreenPoint Mortgage Funding Trust
0.532% due 06/25/2045 •		$136	128
0.552% due 06/25/2045 •		63	55
0.632% due 11/25/2045 •		206	188
GS Mortgage Securities Trust
2.905% due 11/10/2049		78	79
3.648% due 01/10/2047		17,892	18,506
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		86,811	88,212
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		89	96
GSR Mortgage Loan Trust
2.684% due 04/25/2036 ~		136	112
2.924% due 09/25/2035 ~		556	568
2.927% due 01/25/2036 ^~		155	159
Harben Finance PLC 0.881% due 08/20/2056 •	GBP	2,976	4,125
HarborView Mortgage Loan Trust
0.223% due 03/19/2037 •		$459	429
0.533% due 05/19/2035 •		525	507
0.573% due 03/19/2036 ^•		1,520	1,513
2.187% due 04/19/2034 ~		8	8
2.562% due 08/19/2036 ^~		19	19
Hawksmoor Mortgage Funding PLC 1.099% due 05/25/2053 •	GBP	20,831	28,962
Hawksmoor Mortgages 1.099% due 05/25/2053 •		109,107	151,696
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$5,553	5,593
HPLY Trust 1.073% due 11/15/2036 •		21,721	21,760
Impac CMB Trust
0.732% due 03/25/2035 •		1,783	1,750
IMT Trust 0.773% due 06/15/2034 •		6,971	6,975
IndyMac Adjustable Rate Mortgage Trust
1.762% due 01/25/2032 ~		1	1
1.810% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
0.272% due 07/25/2047 •		365	292
0.282% due 09/25/2046 •		705	661
0.492% due 06/25/2046 •		317	290
0.512% due 05/25/2046 •		113	110
0.572% due 07/25/2035 •		84	82
2.880% due 12/25/2034 ~		12	13
JP Morgan Chase Commercial Mortgage Securities Corp. 4.128% due 07/05/2031		7,740	8,215
JP Morgan Chase Commercial Mortgage Securities Trust
0.923% due 12/15/2036 •		8,500	8,524
1.073% due 06/15/2032 •		9,080	9,099
1.523% due 12/15/2031 •		10,791	10,724
2.560% due 06/15/2035 •		23,840	23,930
3.093% due 07/05/2032		10,787	11,008
3.379% due 09/15/2050		4,300	4,528
JP Morgan Mortgage Trust 2.688% due 04/25/2035 ~		595	576
Lanark Master Issuer PLC 0.920% due 12/22/2069 •		14,750	14,769
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		4,206	4,199
3.000% due 06/25/2059 þ		3,685	3,699
Liberty Funding Pty. Ltd. 1.260% due 10/10/2049 •	AUD	1,233	930
LoanCore Issuer Ltd. 0.924% due 07/15/2035 •		$15,000	15,002
London Wall Mortgage Capital PLC 0.936% due 11/15/2049 •	GBP	1,827	2,534
Luminent Mortgage Trust
0.262% due 12/25/2036 •		$494	463
0.452% due 12/25/2036 ^•		88	83
0.492% due 10/25/2046 •		122	118
MASTR Adjustable Rate Mortgages Trust
0.302% due 04/25/2046 •		257	238
2.876% due 11/21/2034 ~		306	310
MASTR Alternative Loan Trust 6.000% due 08/25/2033		366	380
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.773% due 11/15/2031 •		339	345

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.513% due 12/15/2030 •		380	373
0.933% due 08/15/2032 •		23	22
2.610% due 10/20/2029 •		293	297
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •		1,725	1,712
0.592% due 11/25/2035 •		217	216
1.671% due 12/25/2032 ~		2	2
Merrill Lynch Mortgage-Backed Securities Trust 2.798% due 04/25/2037 ^~		230	235
MF1 Ltd. 1.262% due 12/25/2034 •		885	887
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		74,100	74,216
MFA Trust
1.131% due 07/25/2060 ~		2,744	2,738
1.381% due 04/25/2065 ~		31,135	31,299
1.479% due 03/25/2065 ~		4,173	4,210
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		23,339	23,453
2.750% due 08/25/2059 ~		20,011	20,759
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		426	432
3.040% due 04/15/2048		2,750	2,868
Morgan Stanley Capital Trust
1.073% due 05/15/2036 •		11,400	11,356
6.371% due 06/11/2049 ~		262	263
Morgan Stanley Mortgage Loan Trust
0.312% due 02/25/2047 •		767	274
2.043% due 06/25/2036 ~		35	37
MortgageIT Trust 0.832% due 12/25/2034 •		273	281
Natixis Commercial Mortgage Securities Trust 0.823% due 02/15/2033 •		5,002	5,005
New Residential Mortgage Loan Trust
0.941% due 09/25/2058 ~		7,097	7,105
2.750% due 07/25/2059 ~		77,595	80,974
2.750% due 11/25/2059 ~		73,448	76,057
3.500% due 12/25/2057 ~		3,419	3,555
3.500% due 10/25/2059 ~		2,578	2,727
4.500% due 05/25/2058 ~		11,491	12,477
Nomura Resecuritization Trust 0.550% due 12/26/2036 •		1,162	1,153
OBX Trust 0.742% due 06/25/2057 •		1,361	1,364
One New York Plaza Trust 1.023% due 01/15/2026 •		27,900	28,118
Permanent Master Issuer PLC 0.734% due 07/15/2058 •		13,050	13,069
PFP Ltd.
1.045% due 04/14/2036 •		17,687	17,705
1.125% due 04/14/2037 •		1,420	1,422
Polaris PLC 1.300% due 05/27/2057 •	GBP	1,042	1,454
Polaris RMBS 1.300% due 04/27/2057 •		3,253	4,514
Precise Mortgage Funding PLC 0.764% due 03/12/2055 •		2,412	3,342
Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		$11,700	11,679
2.240% due 09/27/2060 þ		6,107	6,111
RBS Acceptance, Inc. 2.906% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust 0.732% due 08/26/2045 •		1,196	1,191
RCO Mortgage LLC 1.868% due 05/25/2026 þ		2,589	2,587
Residential Accredit Loans, Inc. Trust
0.342% due 08/25/2037 •		179	170
0.392% due 08/25/2035 •		434	377
0.512% due 04/25/2046 •		148	58
1.476% due 09/25/2045 •		277	271
Residential Asset Securitization Trust
3.256% due 12/25/2034 ~		929	956
5.750% due 02/25/2036 ^		89	56
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		10	10
Residential Mortgage Securities PLC
1.281% due 09/20/2065 •	GBP	3,971	5,504
1.299% due 06/20/2070 •		30,058	42,018
RESIMAC Premier 0.777% due 07/10/2052 •		$12,442	12,440
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	99,148	137,459
RMAC PLC 0.784% due 06/12/2046 •		5,983	8,286

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Sage AR Funding PLC 1.299% due 11/17/2030 •		4,800	6,648
Sequoia Mortgage Trust
0.493% due 05/20/2035 •		$1,423	1,467
0.724% due 05/20/2034 •		503	504
0.853% due 10/20/2027 •		97	96
1.984% due 01/20/2047 ^~		90	69
2.647% due 04/20/2035 ~		55	58
Silverstone Master Issuer PLC
0.756% due 01/21/2070 •		3,493	3,498
0.799% due 01/21/2070 •	GBP	20,064	28,017
Stanlington PLC 1.084% due 06/12/2046 •		1,500	2,080
Stratton Mortgage Funding PLC
0.948% due 07/20/2060 •		16,337	22,689
1.249% due 05/25/2051 •		7,491	10,418
Structured Adjustable Rate Mortgage Loan Trust
1.516% due 01/25/2035 ^•		$27	26
2.537% due 02/25/2034 ~		26	27
2.925% due 08/25/2035 ~		272	263
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		302	125
0.472% due 07/25/2046 ^•		1,160	1,013
0.532% due 05/25/2036 •		2,664	2,608
0.532% due 05/25/2046 •		764	401
0.552% due 05/25/2045 •		190	190
0.593% due 07/19/2035 •		1,436	1,455
0.652% due 02/25/2036 ^•		16	15
0.673% due 07/19/2034 •		6	6
0.753% due 09/19/2032 •		7	7
0.793% due 03/19/2034 •		104	105
0.793% due 04/19/2035 •		525	519
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.119% due 07/25/2032 ~		3	3
Tharaldson Hotel Portfolio Trust 0.980% due 11/11/2034 •		10,207	10,225
Thornburg Mortgage Securities Trust 2.178% due 04/25/2045 ~		44	45
Towd Point Mortgage Funding
0.949% due 07/20/2045 •	GBP	45,550	63,225
1.249% due 02/20/2054 •		8,290	11,544
Towd Point Mortgage Funding PLC
0.881% (BP0003M + 0.800%) due 02/20/2045 ~		8,578	11,893
0.949% due 07/20/2045 •		1,553	2,155
1.111% due 10/20/2051 •		8,854	12,313
Tower Bridge Funding PLC 1.281% due 12/20/2061 •		4,002	5,550
Trinity Square PLC 0.000% due 07/15/2059 •		4,200	5,820
UBS-Barclays Commercial Mortgage Trust 0.865% due 04/10/2046 •		$3,201	3,194
Verus Securitization Trust 1.977% due 03/25/2060 ~		1,436	1,456
VMC Finance LLC 1.183% due 06/16/2036 •		5,600	5,616
VOLT LLC 2.116% due 04/25/2051 þ		1,236	1,238
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •		52	51
0.632% due 12/25/2045 •		71	73
0.672% due 10/25/2045 •		453	453
0.712% due 01/25/2045 •		58	57
0.812% due 10/25/2045 •		753	745
0.816% due 02/25/2047 ^•		262	251
0.846% due 01/25/2047 •		184	183
0.856% due 01/25/2047 ^•		364	351
0.872% due 01/25/2045 •		1,201	1,180
0.876% due 04/25/2047 •		621	597
0.938% due 12/25/2046 •		752	747
0.948% due 12/25/2046 ^•		362	336
1.116% due 02/25/2046 •		958	966
1.116% due 08/25/2046 •		3,969	3,967
1.316% due 11/25/2042 •		124	122
1.516% due 06/25/2042 •		109	108
1.516% due 08/25/2042 •		148	146
1.593% due 02/27/2034 •		21	22
1.593% due 01/25/2047 •		121	120
1.843% due 07/25/2046 •		137	134
1.843% due 08/25/2046 •		1,463	1,435
1.843% due 09/25/2046 •		218	226
1.843% due 11/25/2046 •		81	79
1.877% due 12/25/2046 •		539	525
2.344% due 03/25/2033 ~		22	22
2.564% due 01/25/2037 ^~		220	220

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

2.577% due 06/25/2034 ~		451	464
2.716% due 04/25/2037 ^~		146	139
2.730% due 12/25/2036 ^~		135	134
2.746% due 09/25/2033 ~		494	503
2.786% due 09/25/2033 ~		138	137
2.941% due 02/25/2037 ^~		306	290
3.000% due 02/25/2037 ^~		343	347
3.029% due 09/25/2036 ^~		218	215
3.031% due 02/25/2037 ^~		753	747
3.259% due 05/25/2037 ^~		272	244
Washington Mutual Mortgage Pass-Through Certificates Trust
1.086% due 05/25/2046 ^•		257	223
Wells Fargo Commercial Mortgage Trust
0.923% due 12/13/2031 •		10,000	9,867
1.132% due 07/15/2046 •		1,871	1,871
1.632% due 01/15/2059 •		3,500	3,600
4.218% due 07/15/2046 ~		4,100	4,342
Wells Fargo-RBS Commercial Mortgage Trust
0.642% due 08/15/2047 •		12,329	12,275
0.872% due 12/15/2045 •		20,884	20,930
1.282% due 06/15/2045 •		20,014	19,992
3.369% due 11/15/2047		10,778	11,257
3.440% due 04/15/2045		951	953

Total Non-Agency Mortgage-Backed Securities (Cost $2,039,311)			2,115,803

ASSET-BACKED SECURITIES 16.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ		9,400	9,394
AASET U.S. Ltd. 3.844% due 01/16/2038		7,968	7,658
Accredited Mortgage Loan Trust 0.352% due 09/25/2036 •		4,887	4,818
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036 •		10	5
0.872% due 04/25/2034 •		16,351	16,134
1.127% due 10/25/2034 •		2,838	2,829
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	9,800	11,658
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(b)		$14,600	14,600
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.872% due 05/25/2034 •		175	176
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •		133	131
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.032% due 06/25/2029 •		88	86
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •		54,500	54,458
Apidos CLO 0.000% due 07/17/2030 •		5,900	5,895
Apres Static CLO Ltd. 1.254% due 10/15/2028 •		32,112	32,192
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	29,200	34,680
Arbor Realty Commercial Real Estate Notes Ltd. 1.223% due 05/15/2037 •		$19,500	19,524
ARES L CLO Ltd. 0.000% due 01/15/2032 •		15,000	14,982
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.142% due 12/25/2033 •		114	113
3.443% due 12/25/2033 •		1,320	1,344
Arkansas Student Loan Authority 1.047% due 11/25/2043 •		2,155	2,166
Asset-Backed Funding Certificates Trust
0.792% due 06/25/2034 •		315	311
1.067% due 06/25/2033 •		917	916
Asset-Backed Securities Corp. Home Equity Loan Trust
0.172% due 05/25/2037 •		21	17
0.332% due 07/25/2036 •		1,150	1,124
Assurant CLO Ltd. 1.438% due 10/20/2029 •		8,400	8,405
Atlas Senior Loan Fund Ltd. 1.058% due 04/20/2028 •		1,409	1,410
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	14,900	17,650
Basic Asset-Backed Securities Trust 0.712% due 04/25/2036 •		$267	267
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		2,120	2,135
Bear Stearns Asset-Backed Securities Trust
0.752% due 10/25/2032 •		110	109
0.767% due 11/25/2035 ^•		317	317
0.827% due 09/25/2035 •		5,104	5,100
0.892% due 10/27/2032 •		50	50
1.092% due 10/25/2037 •		398	398

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

1.092% due 11/25/2042 •		14	14
1.342% due 08/25/2037 •		285	287
5.500% due 09/25/2033 þ		6,065	6,229
Bear Stearns Second Lien Trust 1.442% due 01/25/2036 •		1,786	1,785
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(b)		27,800	27,800
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	1,000	1,187
Bravo Mortgage Asset Trust 0.332% due 07/25/2036 •		$80	80
Brookside Mill CLO Ltd. 1.010% due 01/17/2028 •		2,605	2,603
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •	EUR	12,400	14,703
Carrington Mortgage Loan Trust 1.420% due 10/17/2029 •		$7,100	7,105
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		25,200	25,203
Chase Funding Trust 0.732% due 08/25/2032 •		20	19
CIFC Funding Ltd. 1.038% due 10/24/2030 •		32,900	32,909
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •		1	1
Citigroup Mortgage Loan Trust 0.152% due 07/25/2045 •		255	219
CLNC Ltd. 1.374% due 08/20/2035 •		46,900	46,931
Commonbond Student Loan Trust 2.550% due 05/25/2041		2,193	2,236
Countrywide Asset-Backed Certificates
0.382% due 05/25/2047 •		192	189
0.832% due 05/25/2032 •		141	140
1.592% due 10/25/2034 •		2,279	2,297
Countrywide Asset-Backed Certificates Trust
0.242% due 09/25/2046 •		67	66
0.892% due 10/25/2047 •		1,697	1,688
0.992% due 05/25/2036 •		555	550
Countrywide Asset-Backed Certificates Trust, Inc. 0.632% due 12/25/2034 •		4,575	4,465
Countrywide Asset-Backed Certificates, Inc. 0.917% due 03/25/2034 •		1,307	1,305
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		252	198
0.692% due 08/25/2035 •		2,764	2,756
Credit-Based Asset Servicing & Securitization Trust 0.152% due 11/25/2036 •		40	24
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	19,500	23,038
CWHEQ Revolving Home Equity Loan Trust 0.213% due 01/15/2037 •		$9	9
Dell Equipment Finance Trust 2.260% due 06/22/2022		15,415	15,515
Delta Funding Home Equity Loan Trust 0.893% due 09/15/2029 •		21	21
Dorchester Park CLO DAC 1.088% due 04/20/2028 •		4,509	4,513
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	9,400	11,107
ECMC Group Student Loan Trust
0.842% due 02/27/2068 •		$19,763	19,884
1.092% due 07/25/2069 •		10,773	10,935
1.142% due 05/25/2067 •		1,210	1,233
Edsouth Indenture LLC 0.822% due 04/25/2039 •		1,881	1,876
EFS Volunteer LLC 1.026% due 10/25/2035 •		3,403	3,416
EMC Mortgage Loan Trust 0.832% due 05/25/2040 •		26	26
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,750	4,441
Fieldstone Mortgage Investment Trust 2.267% due 08/25/2034 •		$467	459
Finance America Mortgage Loan Trust 0.917% due 08/25/2034 •		6,996	6,956
First Franklin Mortgage Loan Trust 0.252% due 11/25/2036 •		2,121	2,097
First NLC Trust 0.162% due 08/25/2037 •		390	252
FirstKey Homes Trust 1.266% due 10/19/2037		54,380	54,350
Flagship Credit Auto Trust 2.830% due 10/16/2023		1,450	1,460

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	16,817	13,690
Ford Credit Floorplan Master Owner Trust 0.673% due 09/15/2024 •		$49,200	49,535
Fremont Home Loan Trust 0.827% due 01/25/2035 •		1,617	1,607
Gallatin CLO Ltd.
1.236% due 01/21/2028 •		22,997	23,003
1.484% (US0003M + 1.050%) due 07/15/2027 ~		12,365	12,371
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	10,100	11,996
Greystone Commercial Real Estate Notes Ltd. 1.253% due 09/15/2037 •		$16,000	16,007
GSAA Home Equity Trust 0.632% due 07/25/2037 •		872	862
GSAMP Trust
0.162% due 12/25/2036 •		303	186
0.612% due 06/25/2036 •		5,405	5,301
0.842% due 01/25/2034 •		1,349	1,325
GSRPM Mortgage Loan Trust 0.592% due 03/25/2035 •		2,093	2,081
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	9,500	11,298
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •		21,900	26,022
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •		$8,300	8,295
Home Equity Asset Trust
0.677% due 07/25/2036 •		6,446	6,393
1.012% due 02/25/2033 •		1	1
1.037% due 06/25/2034 •		3,302	3,296
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		93	36
HSI Asset Securitization Corp. Trust
0.252% due 05/25/2037 •		108	107
0.272% due 02/25/2036 •		116	116
0.422% due 02/25/2036 •		3,262	3,176
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	2,500	2,953
JP Morgan Mortgage Acquisition Trust
0.302% due 10/25/2036 •		$5,551	5,467
0.332% due 05/25/2037 •		1,500	1,487
0.362% due 07/25/2036 •		2,500	2,438
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	6,300	7,468
KKR CLO Ltd. 0.000% due 07/15/2030 •		$12,400	12,400
Laurelin DAC 0.720% due 10/20/2031 •	EUR	31,700	37,555
LCM LP 1.188% due 07/20/2030 •		$35,600	35,609
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,209	3,218
3.750% due 04/25/2059 þ		7,418	7,487
Lehman ABS Mortgage Loan Trust 0.182% due 06/25/2037 •		288	226
LoanCore Issuer Ltd.
1.203% due 05/15/2036 •		41,400	41,413
1.373% due 07/15/2036 •		5,000	5,019
Long Beach Mortgage Loan Trust
0.652% due 10/25/2034 •		359	350
0.792% due 03/25/2032 •		16	16
0.917% due 02/25/2034 •		246	246
1.067% due 04/25/2035 •		19,702	19,755
1.112% due 08/25/2033 •		1,134	1,128
LP Credit Card ABS Master Trust 1.661% due 08/20/2024 •		31,178	31,224
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	9,700	11,519
Madison Park Funding Ltd. 1.518% due 04/20/2026 •		$1,839	1,840
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		44,400	44,400
Marlette Funding Trust
2.690% due 09/17/2029		347	349
3.130% due 07/16/2029		2,506	2,516
3.440% due 04/16/2029		128	129
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		534	535
Master Credit Card Trust 0.583% due 07/21/2024 •		20,800	20,929
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		282	109
0.192% due 11/25/2036 •		53	24
0.792% due 09/25/2034 •		8,156	8,015
0.872% due 02/25/2034 •		1,100	1,084

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Merrill Lynch Mortgage Investors Trust
0.212% due 02/25/2037 •		280	120
0.252% due 09/25/2037 •		5	3
0.677% due 12/25/2036 •		2,644	2,640
MF1 Ltd. 1.824% due 11/15/2035 •		42,300	42,688
MidOcean Credit CLO
0.000% due 01/29/2030 •		27,900	27,882
1.205% due 02/20/2031 •		31,800	31,800
MKS CLO Ltd. 1.188% due 07/20/2030 •		7,100	7,100
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 05/25/2037 •		113	103
0.192% due 09/25/2036 •		19	9
0.712% due 12/25/2035 •		793	786
0.992% due 05/25/2034 •		15,782	15,708
Morgan Stanley Home Equity Loan Trust 1.082% due 05/25/2035 •		950	945
Morgan Stanley IXIS Real Estate Capital Trust 0.142% due 11/25/2036 •		8	4
Mountain View CLO LLC 1.274% due 10/16/2029 •		13,200	13,200
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		1,117	1,117
1.298% due 04/15/2029 •		12,500	12,516
MP CLO Ltd. 0.891% due 10/18/2028 •		25,500	25,500
Nassau Ltd. 2.338% due 07/20/2029 •		9,900	9,910
Navient Private Education Loan Trust
1.073% due 04/15/2069 •		13,624	13,730
1.330% due 04/15/2069		3,449	3,446
2.650% due 12/15/2028		3,925	3,997
2.740% due 02/15/2029		2,109	2,144
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		15,689	15,763
1.690% due 05/15/2069		22,289	22,660
2.460% due 11/15/2068		2,600	2,688
Navient Student Loan Trust
0.442% due 03/25/2067 •		6,883	6,882
0.892% due 07/26/2066 •		14,384	14,534
1.142% due 12/27/2066 •		19,758	20,110
Nelnet Student Loan Trust
0.692% due 02/27/2051 •		4,888	4,903
0.792% due 09/27/2038 •		4,515	4,505
0.892% due 09/25/2065 •		3,227	3,226
0.892% due 08/25/2067 •		36,933	36,865
0.942% due 02/25/2066 •		3,232	3,253
0.992% due 06/27/2067 •		67,188	68,261
New Century Home Equity Loan Trust
0.272% due 05/25/2036 •		222	216
1.022% due 11/25/2034 •		2,307	2,273
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.242% due 07/25/2036 •		3,840	3,687
Northstar Education Finance, Inc. 0.792% due 12/26/2031 •		2,780	2,794
NovaStar Mortgage Funding Trust
0.752% due 01/25/2036 •		6,392	6,366
1.172% due 06/25/2035 •		3,205	3,228
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	36,000	42,632
Oaktree CLO 1.450% due 05/13/2029 •		$487	488
OCP CLO Ltd. 0.984% due 07/15/2027 •		435	435
Option One Mortgage Loan Trust 0.752% due 05/25/2035 •		573	573
OZLM Ltd. 1.186% due 05/16/2030 •		26,200	26,194
Palmer Square Loan Funding Ltd.
0.955% due 02/20/2028 •		6,083	6,086
1.006% due 08/15/2026 •		5,308	5,309
Penarth Master Issuer PLC 0.623% due 07/18/2023 •		38,150	38,172
PFS Financing Corp.
0.623% due 04/15/2024 •		18,700	18,758
0.930% due 08/15/2024		14,000	14,072
2.230% due 10/15/2024		2,980	3,048
RAAC Trust 0.642% due 01/25/2046 •		4,772	4,759
Renaissance Home Equity Loan Trust
0.812% due 11/25/2034 •		143	139
0.972% due 08/25/2033 •		325	321
Residential Asset Mortgage Products Trust
0.632% due 05/25/2036 •		1,729	1,728
0.652% due 06/25/2032 •		3	3

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

0.782% due 10/25/2035 •	100	100
0.872% due 07/25/2035 •	1,000	998
1.112% due 01/25/2034 •	2,273	2,255
Residential Asset Securities Corp. Trust 0.737% due 03/25/2035 •	1,273	1,269
Sculptor CLO Ltd. 1.410% due 01/15/2031 •	19,700	19,705
Securitized Asset-Backed Receivables LLC Trust
0.762% due 08/25/2034 •	3,243	3,014
0.767% due 01/25/2035 •	573	557
Shackleton CLO Ltd. 1.318% due 10/20/2028 •	14,393	14,406
SLC Student Loan Trust
0.216% due 05/15/2029 •	5,104	5,076
0.229% due 03/15/2027 •	9,133	9,117
0.239% due 06/15/2029 •	2,894	2,885
SLM Student Loan Trust
0.316% due 10/25/2028 •	1,562	1,555
0.316% due 10/27/2031 •	30,706	30,605
0.326% due 10/25/2029 •	6,258	6,233
0.542% due 06/25/2043 •	10,646	10,515
0.589% due 12/15/2027 •	5,114	5,116
0.669% due 12/15/2025 •	8,323	8,325
0.726% due 01/25/2028 •	591	591
0.742% due 12/27/2038 •	1,989	2,000
0.776% due 10/25/2029 •	19,427	19,424
0.792% due 01/25/2029 •	4,369	4,302
0.926% due 04/25/2023 •	1,139	1,127
1.076% due 07/25/2023 •	2,339	2,321
1.676% due 04/25/2023 •	13,831	13,934
1.876% due 07/25/2023 •	4,392	4,437
SMB Private Education Loan Trust
0.392% due 09/15/2054 •	5,755	5,755
0.942% due 09/15/2054 •	61,700	62,435
1.523% due 02/17/2032 •	2,804	2,845
1.600% due 09/15/2054	16,647	16,832
2.340% due 09/15/2034	706	722
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	2,178	2,190
3.010% due 04/25/2028	926	929
SoFi Professional Loan Program LLC
0.692% due 07/25/2040 •	117	117
1.592% due 10/27/2036 •	1,655	1,667
2.400% due 03/26/2040	1,041	1,056
2.720% due 10/27/2036	1,155	1,168
3.020% due 02/25/2040	581	599
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	22,880	23,229
2.060% due 05/15/2046	4,573	4,591
Sound Point CLO Ltd.
1.073% due 01/23/2029 •	1,350	1,350
1.156% due 07/25/2030 •	40,700	40,688
1.163% due 01/23/2029 •	47,850	47,910
1.238% due 10/20/2028 •	9,658	9,670
Soundview Home Loan Trust
0.262% due 06/25/2036 •	1,339	1,338
0.362% due 03/25/2036 •	2,287	2,287
0.652% due 05/25/2036 •	16,862	16,782
SP-Static CLO Ltd. 1.584% due 07/22/2028 •	1,352	1,354
Specialty Underwriting & Residential Finance Trust 1.067% due 12/25/2035 •	921	922
Springleaf Funding Trust 2.680% due 07/15/2030	7,092	7,108
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	2,088	2,103
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	27,300	27,300
Structured Asset Investment Loan Trust 1.067% due 10/25/2033 •	9	9
Structured Asset Securities Corp. Mortgage Loan Trust 1.592% due 04/25/2035 •	384	387
TCW CLO AMR Ltd. 1.130% due 02/15/2029 •	1,145	1,145
Terwin Mortgage Trust 0.512% due 07/25/2037 •	1,270	1,257
Towd Point Mortgage Trust
1.092% due 05/25/2058 •	12,879	12,990
1.092% due 10/25/2059 •	10,374	10,465
1.636% due 04/25/2060 ~	112,313	113,468
2.710% due 01/25/2060 ~	36,562	37,629
3.750% due 05/25/2058 ~	22,208	23,448
TPG Real Estate Finance Ltd. 1.274% due 10/15/2034 •	44,300	44,313
Tralee CLO Ltd. 1.298% due 10/20/2028 •	42,571	42,582

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Upstart Securitization Trust
2.684% due 01/21/2030		3,394	3,413
2.897% due 09/20/2029		386	387
Utah State Board of Regents 0.842% due 01/25/2057 •		11,956	11,897
Venture CLO Ltd.
0.000% due 09/07/2030 •		19,500	19,482
1.064% due 04/15/2027 •		40,207	40,138
1.088% due 10/20/2028 •		25,548	25,555
1.223% due 04/20/2032 •		16,700	16,703
1.288% due 01/20/2029 •		25,200	25,220
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		57,000	57,007
Volvo Financial Equipment Master Owner Trust 0.593% due 07/17/2023 •		510	511
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •		52	26
Wells Fargo Home Equity Asset-Backed Securities Trust 0.512% due 01/25/2037 •		4,205	4,214
WhiteHorse Ltd. 1.120% due 04/17/2027 •		1,346	1,347

Total Asset-Backed Securities (Cost $2,658,767)			2,665,928

SOVEREIGN ISSUES 1.3%
Export-Import Bank of India
1.149% (US0003M + 1.000%) due 08/21/2022 ~		41,353	41,538
1.166% (US0003M + 1.020%) due 03/28/2022 ~(f)		11,400	11,444
Israel Government International Bond
0.750% due 07/31/2022	ILS	100,950	31,212
5.500% due 01/31/2022		350,950	111,147
Saudi Government International Bond 2.375% due 10/26/2021		$22,384	22,530

Total Sovereign Issues (Cost $216,735)			217,871

SHORT-TERM INSTRUMENTS 1.2%
ISRAEL TREASURY BILLS 1.0%
(0.023)% due 11/30/2021 - 04/06/2022 (c)(d)	ILS	548,000	168,092

U.S. TREASURY BILLS 0.2%
0.019% due 07/06/2021 - 08/10/2021 (c)(d)(h)(j)		$21,092	21,091

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.005% due 09/07/2021 (d)(e)(h)(j)		1,531	1,531

Total Short-Term Instruments (Cost $190,380)			190,714

Total Investments in Securities (Cost $12,807,670)			12,922,989

		SHARES
INVESTMENTS IN AFFILIATES 21.9%
SHORT-TERM INSTRUMENTS 21.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.9%
PIMCO Short Asset Portfolio		50,034,218	501,443
PIMCO Short-Term Floating NAV Portfolio III		314,101,447	3,097,354

Total Short-Term Instruments (Cost $3,599,134)			3,598,797

Total Investments in Affiliates (Cost $3,599,134)			3,598,797

Total Investments 100.6% (Cost $16,406,804)			$16,521,786
Financial Derivative Instruments (g)(i) 0.2%(Cost or Premiums, net $(17,163))			29,883
Other Assets and Liabilities, net (0.8)%			(123,912)

Net Assets 100.0%			$16,427,757

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Coupon represents a yield to maturity.
(f)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	2.850%	05/25/2024	10/05/2020	$2,752	$2,944	0.02%
Bank of America Corp.	2.604	03/15/2023	10/02/2020-10/07/2020	6,074	6,532	0.04
Bank of America Corp.	3.228	06/22/2022	10/07/2020	154	166	0.00
CIMIC Group Ltd.	0.000	07/27/2021	02/23/2021	25,368	25,366	0.15
Citigroup, Inc.	0.981	05/01/2025	04/27/2021	13,100	13,135	0.08
Deutsche Bank AG	0.898	05/28/2024	05/25/2021-05/26/2021	13,608	13,544	0.08
Export-Import Bank of India	1.166	03/28/2022	12/19/2019	11,368	11,445	0.07
Goldman Sachs Group, Inc.	0.975	07/27/2022	10/02/2020-10/05/2020	9,408	10,121	0.06
Goldman Sachs Group, Inc.	1.085	08/23/2022	10/08/2020	11,347	12,111	0.07
Lloyds Banking Group PLC	1.385	09/02/2021	05/22/2018	22,467	22,487	0.14
Morgan Stanley	3.000	02/07/2024	10/21/2020	4,004	4,222	0.03
Orange Unified School District, California Revenue Bonds, Series 2008	0.942	05/01/2043	11/27/2019	31,856	31,984	0.2
QNB Finance Ltd.	1.451	12/06/2021	06/20/2019	10,019	10,021	0.06
VW Credit Canada, Inc.	2.650	06/27/2022	10/05/2020-14/13/2020	8,087	8,634	0.05
VW Credit Canada, Inc.	3.700	11/14/2022	10/13/2020-12/14/2020	16,215	16,756	0.10
Wells Fargo & Co.	2.094	04/25/2022	10/06/2020	1,139	1,225	0.01
Wells Fargo & Co.	2.509	10/27/2023	10/14/2020-10/15/2020	24,217	25,723	0.16
Wells Fargo & Co.	3.184	02/08/2024	10/06/2020	1,576	1,693	0.01

				$212,759	$218,109	1.33%

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(269,187) at a weighted average interest rate of 0.012%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance December Futures	12/2022	14,418	$2,872,754	$(9,090)	$0	$(436)
3-Month Canada Bankers' Acceptance March Futures	03/2023	8,285	1,647,509	(12,163)	0	(251)
U.S. Treasury 2-Year Note September Futures	09/2021	661	145,632	(223)	16	0

				$(21,476)	$16	$(687)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	18,760	$(2,315,541)	$5,845	$0	$(1,172)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	6,368	(937,390)	(14,906)	0	(3,085)

$(9,061)	$0	$(4,257)

Total Futures Contracts	$(30,537)	$16	$(4,944)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$521,100	$(13,092)	$(331)	$(13,423)	$0	$(82)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$807,200	$0	$(351)	$(351)	$14	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	618,000	0	(272)	(272)	11	0

$0	$(623)	$(623)	$25	$0

Total Swap Agreements	$(13,092)	$(954)	$(14,046)	$25	$(82)

(h)	Securities with an aggregate market value of $35,824 and cash of $19,286 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	AUD	7,517	$5,736	$99	$0
07/2021	$37,163	AUD	49,354	0	(151)
08/2021	AUD	49,354	$37,168	150	0
BPS	07/2021	177,189	137,700	4,817	0
07/2021	CAD	96,523	79,892	2,026	0
07/2021	EUR	12,419	14,828	102	0
07/2021	JPY	13,470	123	2	0
07/2021	$1,038	EUR	869	0	(7)
07/2021	4,742	GBP	3,402	0	(36)
08/2021	JPY	13,470	$121	0	0
BRC	07/2021	$1,903	GBP	1,363	0	(18)
CBK	07/2021	MXN	151,984	$7,414	0	(201)
07/2021	$145,120	CAD	178,470	0	(1,146)
08/2021	CAD	178,470	$145,119	1,147	0
09/2021	$7,368	MXN	151,984	198	0
11/2021	ILS	238,543	$73,346	134	(111)
01/2022	98,887	30,380	33	(82)
02/2022	277,479	85,030	152	(513)
04/2022	32,097	9,889	0	(1)
GLM	07/2021	AUD	4,818	3,720	106	0
07/2021	GBP	169,579	239,738	5,160	0
01/2022	ILS	212,928	65,463	108	(168)
HUS	07/2021	AUD	188	146	5	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

	07/2021		$19,509	GBP	13,818	0	(394)
	07/2021		7,489	MXN	151,984	126	0
	01/2022	ILS	58,575	$18,016		63	(72)
JPM	07/2021		$1,421	GBP	1,024	0	(4)
	08/2022	ILS	102,398	$31,653		33	0
MYI	07/2021	AUD	4,291	3,249		30	0
	07/2021		$27,633	AUD	36,532	0	(236)
	08/2021	AUD	36,532	$27,637		235	0
SCX	07/2021	CAD	62,725	51,882		1,281	0
	07/2021	EUR	227,509	278,324		8,555	0
	08/2021		239,059	283,686		34	0
SSB	07/2021	AUD	7,574	5,860		180	0
	07/2021		$742,809	GBP	537,518	739	0
	08/2021	GBP	537,518	$742,869		0	(750)
TOR	07/2021	CAD	19,222	15,910		403	0
UAG	07/2021	AUD	61,396	47,591		1,547	0
	07/2021	GBP	387,546	549,101		13,009	0
	07/2021		$134,330	AUD	177,088	0	(1,523)
	08/2021	AUD	177,088	$134,348		1,520	0

Total Forward Foreign Currency Contracts						$41,994	$(5,413)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$101.422	07/07/2021	39,700	$(174)	$(36)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.297	08/05/2021	28,200	(100)	(41)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.797	08/05/2021	28,200	(85)	(36)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		101.227	07/07/2021	14,500	(74)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.367	08/05/2021	20,200	(67)	(56)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.023	09/07/2021	28,400	(178)	(103)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.102	09/07/2021	900	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.023	09/07/2021	28,400	(124)	(155)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.102	09/07/2021	900	(4)	(4)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051		102.234	08/12/2021	62,000	(199)	(101)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.297	08/12/2021	49,100	(165)	(84)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			102.047	07/07/2021	6,900	(24)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			104.047	07/07/2021	6,900	(12)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.984	08/05/2021	19,700	(68)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.984	08/05/2021	19,700	(40)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051			103.695	09/07/2021	18,200	(55)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051			103.984	09/07/2021	5,000	(15)	(12)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.375	07/07/2021	7,200	(30)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.547	07/07/2021	17,200	(67)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.609	07/07/2021	56,600	(239)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			99.672	07/07/2021	19,600	(84)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			100.219	07/07/2021	14,000	(85)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.203	07/07/2021	50,400	(185)	(85)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.219	07/07/2021	14,000	(71)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.227	07/07/2021	3,900	(20)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.375	07/07/2021	7,200	(19)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.422	07/07/2021	11,900	(51)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.547	07/07/2021	6,100	(14)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.641	07/07/2021	30,900	(100)	(13)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	33,400	(110)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	13,200	(41)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	36,400	(227)	(58)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	18,000	(60)	(29)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	68,600	(295)	(127)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	24,600	(79)	(55)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	7,400	(24)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	18,000	(28)	(65)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	68,600	(155)	(181)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	20,600	(71)	(85)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	19,100	(75)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	17,900	(69)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	18,800	(59)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	20,100	(39)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	14,600	(65)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	14,900	(65)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	7,800	(34)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	18,200	(62)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	8,800	(31)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	31,200	(98)	(61)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	9,600	(29)	(20)

Total Written Options					$(4,071)	$(1,713)

(j)

Securities with an aggregate market value of $3,209 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments		$0		$11,866	$0	$11,866
Corporate Bonds & Notes
Banking & Finance		0		3,106,294	0	3,106,294
Industrials		0		1,720,670	0	1,720,670
Specialty Finance		0		47,852	0	47,852
Utilities		0		365,516	0	365,516
Municipal Bonds & Notes
California		0		82,853	0	82,853
Louisiana		0		16,121	0	16,121
Pennsylvania		0		1,969	0	1,969
U.S. Government Agencies		0		2,146,719	232,813	2,379,532
Non-Agency Mortgage-Backed Securities		0		2,113,206	2,597	2,115,803
Asset-Backed Securities		0		2,656,534	9,394	2,665,928
Sovereign Issues		0		217,871	0	217,871
Short-Term Instruments
Israel Treasury Bills		0		168,092	0	168,092
U.S. Treasury Bills		0		21,091	0	21,091
U.S. Treasury Cash Management Bills		0		1,531	0	1,531

		$0		$12,678,185	$244,804	$12,922,989
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$3,598,797		$0	$0	$3,598,797

Total Investments		$3,598,797		$12,678,185	$244,804	$16,521,786

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2021 (Unaudited)

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	0	41	0	41
Over the counter	0	41,994	0	41,994

$0	$42,035	$0	$42,035
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(687)	(4,339)	0	(5,026)
Over the counter	0	(7,126)	0	(7,126)

$(687)	$(11,465)	$0	$(12,152)

Total Financial Derivative Instruments	$(687)	$30,570	$0	$29,883

Totals	$3,598,110	$12,708,755	$244,804	$16,551,669

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
U.S. Government Agencies	$0	$233,121	$0	$0	$0	$(308)	$0	$0	$232,813	$(308)
Non-Agency Mortgage-Backed Securities	8,397	2,600	(1,057)	0	0	6	0	(7,349)	2,597	(3)
Asset-Backed Securities	42,682	9,400	0	0	0	165	0	(42,853)	9,394	(6)

Totals	$51,079	$245,121	$(1,057)	$0	$0	$(137)	$0	$(50,202)	$244,804	$(317)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies	$232,813	Proxy Pricing	Base Price	99.719 - 99.891	—
Non-Agency Mortgage-Backed Securities	2,597	Proxy Pricing	Base Price	99.998	—
Asset-Backed Securities	9,394	Proxy Pricing	Base Price	100.000	—

Total	$244,804

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.3% ¤
CORPORATE BONDS & NOTES 9.3%
BANKING & FINANCE 5.4%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		$918	$975
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 • (g)(h)	EUR	200	257
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$244	266
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,890
4.972% due 05/16/2029 •		1,400	1,641
7.125% due 06/15/2025 • (g)(h)	GBP	3,900	6,177
8.000% due 06/15/2024 •(g)(h)		$2,000	2,276
BOC Aviation Ltd. 3.500% due 01/31/2023		500	517
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,500	1,549
3.750% due 03/26/2025		600	651
6.375% due 08/21/2026 •(g)(h)		1,700	1,896
7.500% due 07/17/2023 •(g)(h)		1,600	1,744
Danske Bank A/S 1.179% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,416
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		5,000	5,053
1.375% due 09/03/2026 •	EUR	1,300	1,598
1.625% due 01/20/2027		2,200	2,745
1.750% due 01/17/2028		200	251
3.547% due 09/18/2031 •		$500	533
3.961% due 11/26/2025 •		6,300	6,815
4.250% due 10/14/2021		4,500	4,549
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,378
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,435
FCE Bank PLC 0.869% due 09/13/2021		1,500	1,781
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		200	237
3.087% due 01/09/2023		$1,600	1,634
3.550% due 10/07/2022		900	925
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	312
3.000% due 05/29/2030 •	GBP	2,700	4,039
4.292% due 09/12/2026 •		$1,300	1,448
4.300% due 03/08/2026		600	677
6.500% due 03/23/2028 •(g)(h)		200	230
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,100	1,219
Intesa Sanpaolo SpA 7.750% due 01/11/2027 • (g)(h)	EUR	1,400	2,037
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,500	2,918
4.947% due 06/27/2025 • (g)(h)	EUR	200	262
7.500% due 09/27/2025 •(g)(h)		$1,100	1,290
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	200	295
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$3,100	3,172
2.000% due 03/04/2025 •	EUR	1,000	1,247
4.519% due 06/25/2024 •		$1,500	1,611
4.892% due 05/18/2029 •		3,500	4,104
5.076% due 01/27/2030 •		1,500	1,780
8.000% due 08/10/2025 •(g)(h)		1,400	1,660
8.625% due 08/15/2021 •(g)(h)		500	505
Navient Corp. 7.250% due 01/25/2022		1,200	1,246
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	301
2.600% due 09/28/2022		400	408
2.650% due 07/13/2022		1,000	1,017
Nomura Holdings, Inc. 2.648% due 01/16/2025		2,700	2,839

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

OneMain Finance Corp. 6.125% due 03/15/2024		700	754
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	1,139
RLJ Lodging Trust LP 3.750% due 07/01/2026		1,200	1,214
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,391
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,229
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	409
UBS AG 5.125% due 05/15/2024 (h)		4,600	5,081
UBS Group AG 4.125% due 09/24/2025		500	558
UniCredit SpA
6.572% due 01/14/2022		1,900	1,959
9.250% due 06/03/2022 • (g)(h)	EUR	300	382
Wells Fargo & Co.
1.338% due 05/04/2025 •		700	861
2.393% due 06/02/2028 •		$19,600	20,341
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,508

			131,632

INDUSTRIALS 3.0%
Aker BP ASA 2.875% due 01/15/2026		$750	791
BAT Capital Corp. 3.222% due 08/15/2024		200	213
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,093
Boeing Co. 2.750% due 02/01/2026		1,400	1,463
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,475
3.500% due 02/15/2041		800	819
3.750% due 02/15/2051		300	314
Centene Corp. 4.625% due 12/15/2029		3,000	3,303
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,731
4.908% due 07/23/2025		2,300	2,607
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,421
CSN Resources S.A. 7.625% due 02/13/2023		450	468
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,626
2.625% due 03/20/2025		900	918
3.375% due 03/20/2028		900	923
5.250% due 11/15/2021		200	202
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,400	1,505
Expedia Group, Inc.
4.625% due 08/01/2027		300	339
6.250% due 05/01/2025		176	205
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,787
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	4,159
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	6,108
3.500% due 07/26/2026		400	429
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,378
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	564
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,319
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,694
5.327% due 02/06/2029		1,300	1,572
MPLX LP 2.650% due 08/15/2030		1,600	1,616
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	2,002
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,983
3.522% due 09/17/2025		800	855
4.345% due 09/17/2027		3,300	3,630
4.810% due 09/17/2030		1,300	1,469
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		1,600	1,636

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

Sands China Ltd.
5.125% due 08/08/2025		4,000	4,479
5.400% due 08/08/2028		2,900	3,370
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,500	1,513
3.375% due 04/15/2029		1,500	1,552
3.500% due 04/15/2031		1,200	1,243
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		1,700	1,845

			71,619

UTILITIES 0.9%
AT&T, Inc. 2.250% due 02/01/2032		600	589
FirstEnergy Corp. 3.350% due 07/15/2022		800	813
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		8,000	8,017
3.000% due 06/15/2028		1,100	1,107
4.550% due 07/01/2030		1,500	1,606
Petrobras Global Finance BV 5.093% due 01/15/2030		2,057	2,248
Sprint Communications, Inc.
6.000% due 11/15/2022		1,300	1,378
11.500% due 11/15/2021		200	208
Sprint Corp.
7.250% due 09/15/2021		2,800	2,847
7.875% due 09/15/2023		400	455
Vodafone Group PLC 2.500% due 05/24/2039	EUR	1,100	1,526

			20,794

Total Corporate Bonds & Notes (Cost $210,992)			224,045

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		$100	133

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	117
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	263

			380

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	156

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030		1,000	1,253

Total Municipal Bonds & Notes (Cost $1,500)			1,922

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
0.152% due 12/25/2036 •		9	9
0.442% due 07/25/2037 - 03/25/2044 •		61	61
0.472% due 07/25/2037 •		24	24
0.492% due 09/25/2035 •		50	51
0.502% due 09/25/2035 •		99	100
0.812% due 06/25/2037 •		156	159
0.842% due 01/25/2040 •		388	396
1.328% due 07/01/2044 •		7	7
2.096% due 05/25/2035 ~		4	4
2.310% due 08/01/2022		96	98
2.397% due 01/01/2036 •		7	7
2.489% due 08/01/2033 •		4	5
3.090% due 06/01/2033 •		95	96
3.204% due 05/01/2022 ~		651	654
3.750% due 07/25/2042		5,823	6,705
4.051% due 12/01/2036 •		2	2
4.931% due 09/01/2034 •		1	1
5.000% due 04/25/2033		1	2
Freddie Mac
0.643% due 06/15/2041 •		59	59
0.773% due 08/15/2037 •		94	96
0.783% due 10/15/2037 •		17	17

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.793% due 05/15/2037 - 09/15/2037 •	108	110
1.328% due 02/25/2045 •	9	9
2.355% due 03/01/2034 •	43	46
4.000% due 11/01/2047 - 01/01/2048	3,529	3,781
4.500% due 03/01/2029	21	23
5.500% due 07/01/2038	18	21
Ginnie Mae
2.125% due 11/20/2044 •	966	1,003
5.000% due 04/15/2036 - 09/15/2039	795	919
Ginnie Mae, TBA 5.000% due 07/01/2051	6,000	6,465
Small Business Administration 5.520% due 06/01/2024	26	28
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	24,587	25,994
5.500% due 03/01/2034 - 07/01/2035	73	84
6.000% due 08/01/2036 - 02/01/2038	69	82
6.500% due 10/01/2035 - 10/01/2036	143	161
Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2051 - 08/01/2051	33,800	36,390

Total U.S. Government Agencies (Cost $81,158)		83,669

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	10,500	9,436
3.000% due 08/15/2048	600	717
3.000% due 02/15/2049	22,200	26,585
4.625% due 02/15/2040	5,900	8,471
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	929	1,111
0.750% due 02/15/2045	2,494	3,081
1.000% due 02/15/2046	5,747	7,523
1.000% due 02/15/2048	19,813	26,473
1.000% due 02/15/2049	1,859	2,509
1.375% due 02/15/2044	7,904	10,924
U.S. Treasury Notes
0.375% due 12/31/2025	5,300	5,200
0.375% due 01/31/2026	13,400	13,134
0.500% due 02/28/2026	21,900	21,572
1.625% due 02/15/2026	4,000	4,147
1.750% due 05/15/2023 (l)	2,140	2,201
1.750% due 12/31/2024 (l)	13,300	13,843
2.125% due 09/30/2021 (l)	2,200	2,211
2.250% due 12/31/2023 (l)	6,300	6,598
2.375% due 05/15/2029	67,500	72,853
2.625% due 12/31/2025 (l)	15,300	16,543
2.625% due 02/15/2029	170,000	186,449
2.750% due 02/15/2024 (l)	4,700	4,993
3.000% due 09/30/2025 (l)	36,600	40,074

Total U.S. Treasury Obligations (Cost $448,742)		486,648

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	10	10
Banc of America Funding Trust
2.852% due 05/25/2035 ~	21	21
3.348% due 01/20/2047 ^~	49	47
Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~	1	1
2.742% due 01/25/2034 ~	16	16
Bear Stearns ALT-A Trust
0.432% due 08/25/2036 ^•	1,227	1,162
2.624% due 05/25/2035 ~	124	127
3.008% due 09/25/2035 ^~	32	25
ChaseFlex Trust 0.392% due 07/25/2037 •	357	330
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •	6	6
3.234% due 09/25/2037 ^~	1,652	1,636
CLNY Trust 1.202% due 11/15/2038 •	7,075	7,100
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •	179	171
0.332% due 06/25/2036 •	1,545	1,499
0.513% due 03/20/2046 •	3,216	2,740
0.553% due 05/20/2046 ^•	76	66
1.676% due 08/25/2035 •	5,419	5,282
6.000% due 10/25/2033	9	9
6.000% due 12/25/2034	2,924	2,888
6.000% due 12/25/2035 ^	2,267	2,152
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•	15	13
2.665% due 02/20/2035 ~	25	26

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.592% due 02/25/2035 •		198	195
European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,596	4,284
First Horizon Mortgage Pass-Through Trust 2.861% due 08/25/2035 ~		$21	17
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	139	162
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •		$1,785	1,492
GSR Mortgage Loan Trust
2.118% due 06/25/2034 ~		25	25
2.848% due 11/25/2035 ~		20	20
3.190% due 11/25/2035 ^~		95	91
6.000% due 03/25/2037 ^		20	15
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		1,157	1,088
0.533% due 05/19/2035 •		748	723
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	8,332	11,585
Impac CMB Trust 1.092% due 07/25/2033 •		$8	8
IndyMac Mortgage Loan Trust 0.282% due 09/25/2046 •		233	218
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		1,633	1,623
JP Morgan Mortgage Trust
2.472% due 08/25/2034 ~		237	250
2.577% due 07/25/2035 ~		344	352
2.905% due 11/25/2035 ^~		59	55
5.750% due 01/25/2036 ^		24	17
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,463	3,458
3.000% due 06/25/2059 þ		2,047	2,055
London Wall Mortgage Capital PLC 0.936% due 11/15/2049 •	GBP	510	707
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •		$34	33
0.592% due 11/25/2035 •		17	17
1.671% due 12/25/2032 ~		1	1
2.809% due 02/25/2035 ~		367	372
MF1 Ltd. 1.262% due 12/25/2034 •		1,841	1,845
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,128	4,308
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,400	3,394
Prime Mortgage Trust 0.492% due 02/25/2034 •		4	3
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		1,685	1,568
0.462% due 08/25/2036 •		439	420
1.023% due 10/25/2037 ~		1,634	1,576
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	24,581	34,077
Structured Adjustable Rate Mortgage Loan Trust 2.925% due 08/25/2035 ~		$34	33
Structured Asset Mortgage Investments Trust 0.593% due 07/19/2035 •		158	161
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	700	971
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•		$272	233
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	11,905	16,525
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		3,361	4,674
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •		$1,606	1,421
0.672% due 10/25/2045 •		14	14
0.866% due 06/25/2047 •		3,057	2,920
1.116% due 02/25/2046 •		68	68
1.316% due 11/25/2042 •		8	8
1.516% due 08/25/2042 •		5	5
1.593% due 02/27/2034 •		16	16
3.107% due 07/25/2037 ^~		6,025	6,112
Washington Mutual Mortgage Pass-Through Certificates Trust 0.946% due 11/25/2046 •		5,961	5,454

Total Non-Agency Mortgage-Backed Securities (Cost $128,140)			139,996

ASSET-BACKED SECURITIES 11.7%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		3,001	3,004
ACE Securities Corp. Home Equity Loan Trust
0.222% due 12/25/2036 •		5,186	3,396

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.992% due 09/25/2033 •		2,566	2,557
Aegis Asset-Backed Securities Trust 0.332% due 01/25/2037 •		426	375
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.067% due 07/25/2035 •		800	792
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	7,100	8,419
Argent Securities Trust 0.632% due 05/25/2036 •		$6,083	2,310
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.852% due 02/25/2036 •		2,436	2,231
Asset-Backed Funding Certificates Trust
0.222% due 01/25/2037 •		2,459	1,946
1.142% due 03/25/2034 ^•		614	606
Asset-Backed Securities Corp. Home Equity Loan Trust
0.902% due 06/25/2034 •		3,836	3,760
1.052% due 07/25/2035 •		209	209
Avery Point CLO Ltd. 1.170% due 07/17/2026 •		401	402
Bayview Financial Asset Trust 0.542% due 03/25/2037 •		495	469
Bear Stearns Asset-Backed Securities Trust
1.042% due 10/25/2037 •		1,834	1,816
2.850% due 10/25/2036 ~		204	142
BNC Mortgage Loan Trust 0.412% due 10/25/2036 •		1,006	998
Cairn CLO BV 0.000% due 10/15/2031 •	EUR	2,400	2,846
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		2,200	2,609
CIFC Funding Ltd. 1.036% due 10/25/2027 •		$1,855	1,857
CIT Mortgage Loan Trust
1.442% due 10/25/2037 •		1,604	1,622
1.592% due 10/25/2037 •		4,100	4,171
Citigroup Mortgage Loan Trust
0.412% due 09/25/2036 •		4,883	4,144
0.612% due 03/25/2036 •		5,821	5,639
Citigroup Mortgage Loan Trust, Inc. 0.352% due 03/25/2037 •		1,017	964
Countrywide Asset-Backed Certificates
0.232% due 05/25/2037 •		3,048	2,979
0.232% due 07/25/2037 ^•		3,152	3,094
0.232% due 06/25/2047 ^•		910	867
0.242% due 04/25/2047 ^•		146	144
0.342% due 02/25/2036 •		960	932
0.342% due 06/25/2047 •		1,600	1,549
0.352% due 12/25/2036 ^•		1,628	1,575
0.492% due 08/25/2036 •		1,484	1,479
0.492% due 02/25/2037 •		949	910
0.612% due 12/25/2036 ^•		4,607	4,496
0.677% due 05/25/2036 •		2,700	2,671
Countrywide Asset-Backed Certificates Trust 0.252% due 03/25/2037 •		97	96
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •		5	5
Credit-Based Asset Servicing & Securitization Trust 0.342% due 07/25/2036 •		2,000	1,963
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •	EUR	6,200	7,368
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(a)		3,800	4,506
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		$2,218	2,251
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		1,290	1,294
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	2,400	2,842
First Franklin Mortgage Loan Trust
0.202% due 12/25/2037 •		$1,243	1,203
0.392% due 08/25/2036 •		2,810	2,757
First NLC Trust 0.827% due 02/25/2036 •		14,622	13,046
Fremont Home Loan Trust 0.152% due 01/25/2037 •		7	4
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		1,600	1,600
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		1,754	1,765
2.580% due 07/17/2023		519	521
GSAMP Trust
0.242% due 08/25/2036 •		4,936	4,874
0.782% due 11/25/2035 •		4,566	4,549
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,488
0.960% due 10/20/2031 •		5,200	6,159

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 0.262% due 04/25/2037 •		$2,672	2,216
HSI Asset Securitization Corp. Trust 0.242% due 12/25/2036 •		8,289	7,734
JP Morgan Mortgage Acquisition Trust
0.362% due 07/25/2036 •		1,230	1,074
0.362% due 08/25/2036 •		1,100	1,037
0.392% due 03/25/2037 •		5,503	5,319
Long Beach Mortgage Loan Trust
0.652% due 10/25/2034 •		12	12
0.852% due 08/25/2045 •		1,399	1,401
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	900	1,069
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,150	1,366
MASTR Asset-Backed Securities Trust 0.192% due 11/25/2036 •		$8,964	6,557
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 02/25/2037 •		2,655	2,367
0.232% due 05/25/2037 •		544	498
0.272% due 02/25/2037 •		1,592	710
0.307% due 03/25/2037 •		9,611	5,122
0.322% due 09/25/2036 •		836	486
0.392% due 06/25/2036 •		1,736	1,147
1.022% due 07/25/2035 •		4,500	4,498
Nassau Ltd.
1.334% due 10/15/2029 •		3,300	3,295
2.338% due 07/20/2029 •		2,800	2,803
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		2,003	1,957
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		2,233	2,241
Residential Asset Securities Corp. Trust
0.752% due 12/25/2035 •		10,019	9,744
0.797% due 11/25/2035 •		13,000	12,741
Saxon Asset Securities Trust 0.767% due 11/25/2037 •		3,580	3,573
Securitized Asset-Backed Receivables LLC Trust
0.182% due 05/25/2037 •		12,539	8,770
0.592% due 05/25/2036 •		3,019	2,103
Segovia European CLO 0.000% due 07/20/2032 (a) •	EUR	3,100	3,676
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		$5,000	5,170
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		600	600
Soundview Home Loan Trust
0.557% due 02/25/2036 •		3,100	3,005
0.932% due 08/25/2035 ^•		2,989	2,880
1.172% due 07/25/2035 •		3,290	3,259
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		3,735	3,740
Structured Asset Investment Loan Trust 0.242% due 09/25/2036 •		661	649
Structured Asset Securities Corp. Mortgage Loan Trust 0.742% due 04/25/2031 •		4,830	4,731
Telos CLO Ltd. 1.140% due 04/17/2028 •		1,151	1,153
TICP CLO Ltd. 1.028% due 04/20/2028 •		1,326	1,327
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		2,604	2,626
3.000% due 11/25/2059 ~		1,100	1,108
3.292% due 10/25/2057 ~		4,900	5,168
Venture CLO Ltd.
1.004% due 04/15/2027 •		2,950	2,950
1.165% due 08/28/2029 •		7,000	7,001
1.208% due 04/20/2029 •		5,246	5,244
Wind River CLO Ltd. 1.054% due 10/15/2027 •		1,090	1,091

Total Asset-Backed Securities (Cost $268,460)			282,489

SOVEREIGN ISSUES 4.8%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,223	441
0.125% due 07/09/2035 þ		2,698	861
0.125% due 07/09/2041 þ		9,150	3,276
1.000% due 07/09/2029		307	117
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	28
Brazil Government International Bond 4.750% due 01/14/2050		$2,644	2,573
Israel Government International Bond 4.125% due 01/17/2048		700	844
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	7,002,044	64,666

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.100% due 03/10/2029 (f)		3,827,726	35,436
Saudi Government International Bond
3.450% due 02/02/2061		$3,700	3,703
4.000% due 04/17/2025		1,500	1,659
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		600	759

Total Sovereign Issues (Cost $116,269)			114,598

		SHARES
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.2%
Banco Santander S.A.
6.250% due 09/11/2021 • (g)(h)		100,000	120
6.750% due 04/25/2022 • (g)(h)		200,000	248
Bankia S.A. 6.000% due 07/18/2022 • (g)(h)		200,000	248
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)		1,227,000	1,232
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		504,225	806
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		2,300,000	2,532

			5,186

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		700,035	18,526

Total Preferred Securities (Cost $23,501)			23,712

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
ISRAEL TREASURY BILLS 0.1%
0.010% due 06/08/2022 (d)(e)	ILS	4,600	1,411

U.S. TREASURY BILLS 13.1%
0.027% due 07/01/2021 - 11/26/2021 (a)(c)(d)(j)(l)(n)		$316,700	316,681

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
0.010% due 09/14/2021 (d)(e)		18,000	17,999

Total Short-Term Instruments (Cost $336,097)			336,091

Total Investments in Securities (Cost $1,614,859)			1,693,170

		SHARES
INVESTMENTS IN AFFILIATES 31.1%
SHORT-TERM INSTRUMENTS 31.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.1%
PIMCO Short Asset Portfolio		11,906,013	119,322
PIMCO Short-Term Floating NAV Portfolio III		63,939,183	630,504

Total Short-Term Instruments (Cost $749,620)			749,826

Total Investments in Affiliates (Cost $749,620)			749,826

Total Investments 101.4% (Cost $2,364,479)			$2,442,996
Financial Derivative Instruments (k)(m) 8.4%(Cost or Premiums, net $(16,405))			201,249
Other Assets and Liabilities, net (9.8)%			(234,464)

Net Assets 100.0%			$2,409,781

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$18,719	$18,526	0.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$6,000	$(6,605)	$(6,577)

Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	17,000	(16,048)	(16,507)

Total Short Sales (1.0)%	$(22,653)	$(23,084)

(j)	Securities with an aggregate market value of $722 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $47 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	937	$937	$(235)	$(217)

Total Written Options	$(235)	$(217)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2021	3,131	$671,380	$8,773	$1,033	$0
U.S. Treasury 5-Year Note September Futures	09/2021	223	27,525	(84)	14	0
U.S. Treasury 30-Year Bond September Futures	09/2021	260	41,795	1,266	171	0

$9,955	$1,218	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	195	$(104)	$(37)	$7	$(42)
Euro-Bund 10-Year Bond September Futures	09/2021	52	(10,643)	(68)	12	(33)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	195	(39)	25	29	(4)
U.S. Treasury 2-Year Note September Futures	09/2021	1,194	(263,062)	372	0	(28)
U.S. Treasury 10-Year Note September Futures	09/2021	3,816	(505,620)	(3,112)	0	(894)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	143	(27,554)	(1,343)	0	(161)
United Kingdom Long Gilt September Futures	09/2021	14	(2,481)	(24)	0	(3)

$(4,187)	$48	$(1,165)

Total Futures Contracts	$5,768	$1,266	$(1,165)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.198%	$800	$(9)	$2	$(7)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.443%	$1,300	$20	$6	$26	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	2,600	42	6	48	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	1,800	11	14	25	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	4,300	29	(141)	(112)	0	(3)

$102	$(115)	$(13)	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$6,400	$(235)	$14	$(221)	$0	$(6)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	13,700	(493)	138	(355)	0	(11)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	2,400	208	39	247	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	10,400	944	135	1,079	6	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	12,900	291	39	330	2	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	142,700	3,367	309	3,676	22	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	24,800	3,369	329	3,698	0	(31)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	45,900	1,369	134	1,503	0	(7)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	90,500	2,750	140	2,890	0	(16)

$11,570	$1,277	$12,847	$31	$(71)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	42,700	$(18)	$155	$137	$92	$0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		32,400	1,077	(177)	900	0	(4)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	842,000	(802)	(376)	(1,178)	0	(43)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		204,100	0	(151)	(151)	0	(50)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	27,800	0	(182)	(182)	0	(5)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		55,600	0	(363)	(363)	0	(10)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		186,200	(807)	3,463	2,656	30	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,700	(109)	1,337	1,228	83	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		5,600	37	(66)	(29)	36	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	25,200	0	(14)	(14)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		37,000	0	(20)	(20)	2	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		37,000	0	(17)	(17)	2	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		37,000	0	(16)	(16)	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		37,000	0	1	1	2	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		73,900	0	22	22	3	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$37,000	(403)	108	(295)	0	(2)
Receive(8)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		131,000	37	(44)	(7)	0	(43)
Pay (8)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		325,000	0	(1,744)	(1,744)	100	0
Pay (8)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		712,500	0	(4,928)	(4,928)	234	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	7,835	(11,867)	0	(222)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		48,200	3	(4,162)	(4,159)	0	(20)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(131)	32	3	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		160,000	(516)	(2,151)	(2,667)	90	0
Receive(8)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(2,325)	(2,478)	0	(50)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		227,300	4,862	(2,803)	2,059	195	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(4,234)	(4,232)	0	(53)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		88,500	(5,227)	930	(4,297)	105	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	(973)	(1,080)	0	(80)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,599	(3,744)	(1,145)	242	0
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		172,700	(8,502)	3,066	(5,436)	314	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	22,100	17,250	0	(1,430)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(10,087)	(3,226)	274	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		28,300	5,758	(2,043)	3,715	0	(153)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	14,000	111	314	425	42	0
Pay(8)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	45,200	(628)	(34)	(662)	87	0
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		16,400	(254)	117	(137)	0	(74)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	11,140,000	(3,459)	946	(2,513)	5	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		2,207,000	(1,346)	472	(874)	0	(43)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	9,600	96	(11)	85	11	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		24,900	(18)	8	(10)	36	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	20,700	2	496	498	0	(20)
Pay	UKRPI	3.490	Maturity	09/15/2028		23,300	(3)	643	640	54	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	197	197	10	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	530	710	37	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,200	0	205	205	10	0
Pay	UKRPI	3.480	Maturity	01/15/2030		38,500	45	(179)	(134)	116	0
Pay	UKRPI	3.415	Maturity	02/15/2030		11,200	0	(232)	(232)	35	0
Pay	UKRPI	3.475	Maturity	08/15/2030		20,700	(20)	(770)	(790)	73	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,500	0	86	86	0	(5)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,500	0	122	122	0	(8)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,200	0	45	45	0	(4)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,600	0	(420)	(420)	19	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(221)	(221)	12	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,500	0	(345)	(345)	19	0
Pay	UKRPI	3.340	Maturity	11/15/2040		2,100	0	(228)	(228)	16	0
Receive	UKRPI	3.000	Maturity	11/15/2050		1,100	0	361	361	0	(18)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	462	462	0	(26)
Receive	UKRPI	3.143	Maturity	11/15/2050		900	0	194	194	0	(14)

							$(25,091)	$1,024	$(24,067)	$2,392	$(2,377)

Total Swap Agreements							$(13,428)	$2,188	$(11,240)	$2,424	$(2,451)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

(l)			Securities with an aggregate market value of $91,324 and cash of $6,146 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)			Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			Unsettled variation margin liability of $(29) for closed swap agreements is outstanding at period end.
(8)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	08/2021		$556	RUB	41,799	$11	$0
	09/2021		1,101		80,316	0	(16)
CBK	07/2021	AUD	142		$110	3	0
	07/2021		$31,189	CAD	38,356	0	(246)
	07/2021		413	RUB	31,902	22	0
	08/2021	CAD	38,356		$31,188	247	0
	08/2021		$507	RUB	38,106	10	0
	09/2021		12,431	ZAR	170,968	0	(572)
	11/2021		10,544	MXN	215,146	57	0
	06/2022	ILS	4,600		$1,420	1	0
GLM	07/2021	BRL	47,649	EUR	8,069	0	(13)
	07/2021		70,143		$14,022	0	(80)
	07/2021	EUR	7,343	BRL	47,649	873	0
	07/2021	GBP	61,202		$86,523	1,862	0
	07/2021		$13,884	BRL	70,143	218	0
	07/2021		829	RUB	63,947	43	0
	08/2021	BRL	70,143		$13,840	0	(215)
	08/2021	EUR	8,038	BRL	47,649	10	0
	08/2021		$711	RUB	53,231	12	0
	09/2021	HKD	1,209		$156	0	0
	09/2021		$1,399	RUB	102,528	0	(14)
	09/2021		6,019	ZAR	82,849	0	(271)
HUS	07/2021	EUR	7,592		$9,033	31	0
	07/2021	JPY	7,278,658		66,724	1,206	0
	07/2021		$84,708	GBP	61,202	0	(47)
	08/2021	GBP	61,202		$84,715	46	0
	08/2021		$1,142	RUB	85,990	25	0
	09/2021	KRW	126,744		$114	2	0
	09/2021		$577	RUB	42,288	0	(6)
JPM	07/2021	TRY	3,301		$374	0	0
	10/2021		$10,945	MXN	230,237	468	0
MYI	07/2021	JPY	3,757,928		$34,521	695	0
	07/2021		$410	RUB	31,394	18	0
SCX	07/2021	EUR	54,359		$66,500	2,044	0
	08/2021		61,951		73,516	9	0
	09/2021	TWD	927,850		33,826	386	0
	09/2021		$10,802	IDR	155,578,815	0	(215)
	12/2021		33,847	SGD	44,806	0	(537)
SOG	07/2021		469	RUB	36,439	28	0
	08/2021		634		47,787	15	0
SSB	07/2021	BRL	70,143		$13,220	0	(883)
TOR	07/2021	CAD	38,356		31,747	805	0
UAG	07/2021		$99,698	JPY	11,036,586	0	(355)
	07/2021		1,346	RUB	103,229	61	0
	08/2021	JPY	11,036,586		$99,724	355	0
	09/2021		$570	RUB	41,779	0	(5)

Total Forward Foreign Currency Contracts						$9,563	$(3,475)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	21,792	$132	$111

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	343,200	$826	$741
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	166,100	1,595	1,109

$2,421	$1,850

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,700	$15	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	2,200	21	9
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,800	16	10

$52	$19

Total Purchased Options	$2,605	$1,980

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	1,300	$(6)	$(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	3,700	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,300	(3)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	700	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	3,200	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,400	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,100	(5)	(4)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	3,600	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	3,600	(4)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	5,700	(3)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	5,700	(7)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	2,600	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,100	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	9,500	(13)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	5,600	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,900	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	3,000	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,800	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	4,300	(4)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	7,700	(8)	(5)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,000	(5)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,400	(4)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	3,700	(4)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	5,500	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	5,500	(7)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	12,500	(13)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	4,500	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	4,500	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	3,600	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	5,800	(6)	(5)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	1,800	(11)	(8)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,800	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,600	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	5,100	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	6,300	(7)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,300	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	4,000	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,400	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,500	(4)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	3,400	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	3,900	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	5,400	(6)	(3)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	3,000	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,000	(3)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	2,000	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	4,300	(5)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,200	(4)	(2)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	700	(2)	0

$(224)	$(80)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	26,085	$(581)	$(141)
Call - OTC USD versus MXN	23.100	12/16/2021	26,085	(476)	(135)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	22,873	(233)	(96)
Call - OTC USD versus CNH	7.000	12/16/2021	22,873	(233)	(29)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	19,662	(389)	(84)
Call - OTC USD versus MXN	23.000	12/09/2021	19,662	(389)	(101)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	43,584	(132)	(97)

$(2,433)	$(683)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	22,200	$(264)	$(42)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	45,700	(582)	(64)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	2,000	(15)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	332,300	(1,595)	(1,016)

$(2,456)	$(1,122)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	5,100	$(22)	$(4)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,200	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	1,300	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	2,600	(16)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	2,600	(11)	(14)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	4,900	(16)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	6,400	(22)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	4,400	(27)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	1,300	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	1,300	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,600	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	5,600	(18)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,600	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	2,900	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	1,700	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	1,700	(5)	(4)

$(173)	$(83)

Total Written Options	$(5,286)	$(1,968)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$287	$(61)	$52	$0	$(9)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	S&P 500 Total Return Index	5,515	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	$49,319	$0	$(41)	$0	$(41)
CBK	Receive	S&P 500 Total Return Index	6,272	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	56,089	0	(45)	0	(45)
	Receive	S&P 500 Total Return Index	2,757	0.490% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	23,857	0	774	774	0
FAR	Receive	S&P 500 Total Return Index	1,549	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	13,852	0	(11)	0	(11)
	Receive	S&P 500 Total Return Index	25,210	0.317% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	167,844	0	57,092	57,092	0
	Receive	S&P 500 Total Return Index	50,419	0.426% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022	406,528	0	43,839	43,839	0
GST	Receive	S&P 500 Total Return Index	32,046	0.317% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	216,943	0	68,987	68,987	0
	Receive	S&P 500 Total Return Index	2,445	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	21,865	0	(24)	0	(24)
HUS	Receive	S&P 500 Total Return Index	17,586	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	152,614	0	4,581	4,581	0
	Receive	S&P 500 Total Return Index	31,203	0.470% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022	264,045	0	14,714	14,714	0
	Receive	S&P 500 Total Return Index	5,040	0.445% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	44,223	0	838	838	0
	Receive	S&P 500 Total Return Index	3,447	0.447% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	30,420	0	404	404	0
RBC	Receive	S&P 500 Total Return Index	10,884	0.399% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	93,069	0	4,222	4,222	0

								$0	$195,330	$195,451	$(121)

Total Swap Agreements								$(61)	$195,382	$195,451	$(130)

(n)

Securities with an aggregate market value of $845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$131,632	$0	$131,632
Industrials	0	71,619	0	71,619
Utilities	0	20,794	0	20,794
Municipal Bonds & Notes
California	0	133	0	133
Illinois	0	380	0	380
Nevada	0	156	0	156
New York	0	1,253	0	1,253
U.S. Government Agencies	0	83,669	0	83,669
U.S. Treasury Obligations	0	486,648	0	486,648
Non-Agency Mortgage-Backed Securities	0	139,996	0	139,996
Asset-Backed Securities	0	282,489	0	282,489
Sovereign Issues	0	114,598	0	114,598
Preferred Securities
Banking & Finance	0	5,186	0	5,186
Utilities	0	0	18,526	18,526
Short-Term Instruments
Israel Treasury Bills	0	1,411	0	1,411
U.S. Treasury Bills	0	316,681	0	316,681
U.S. Treasury Cash Management Bills	0	17,999	0	17,999

	$0	$1,674,644	$18,526	$1,693,170
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$749,826	$0	$0	$749,826

Total Investments	$749,826	$1,674,644	$18,526	$2,442,996

Short Sales, at Value - Liabilities
Sovereign Issues	0	(16,507)	0	(16,507)
U.S. Government Agencies	0	(6,577)	0	(6,577)

	$0	$(23,084)	$0	$(23,084)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,081	2,609	0	3,690
Over the counter	0	206,994	0	206,994

	$1,081	$209,603	$0	$210,684
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(82)	(3,751)	0	(3,833)
Over the counter	(5)	(5,568)	0	(5,573)

	$(87)	$(9,319)	$0	$(9,406)

Total Financial Derivative Instruments	$994	$200,284	$0	$201,278

Totals	$750,820	$1,851,844	$18,526	$2,621,190

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.2% ¤
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 2.5%
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		$400	$399
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,649
1.586% (US0003M + 1.430%) due 02/15/2023 ~		800	806
2.375% due 10/06/2023	GBP	2,800	3,959
4.375% due 01/12/2026		$200	224
4.836% due 05/09/2028		300	337
7.250% due 03/15/2023 (e)(f)	GBP	200	299
7.750% due 09/15/2023 •(e)(f)		$500	551
Credit Suisse AG 6.500% due 08/08/2023 (f)		4,900	5,425
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	281
7.500% due 07/17/2023 •(e)(f)		400	436
7.500% due 12/11/2023 •(e)(f)		400	445
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,951
1.625% due 01/20/2027		6,200	7,735
1.750% due 12/16/2021	GBP	1,000	1,391
1.750% due 01/17/2028	EUR	600	754
3.035% due 05/28/2032 •(g)		$500	509
3.300% due 11/16/2022		2,100	2,176
3.961% due 11/26/2025 •		1,800	1,947
4.250% due 10/14/2021		2,400	2,426
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	300	355
1.514% due 02/17/2023		400	482
1.744% due 07/19/2024		1,000	1,205
2.748% due 06/14/2024	GBP	300	421
2.979% due 08/03/2022		$400	407
3.096% due 05/04/2023		200	204
3.219% due 01/09/2022		200	202
3.339% due 03/28/2022		200	203
3.375% due 11/13/2025		400	415
3.550% due 10/07/2022		400	411
3.813% due 10/12/2021		200	202
4.140% due 02/15/2023		600	622
5.125% due 06/16/2025		400	441
5.875% due 08/02/2021		200	201
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	203
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	2,240
2.633% due 11/07/2025 •		$2,500	2,625
2.848% due 06/04/2031 •		800	831
5.250% due 09/16/2022 •(e)(f)	EUR	600	746
Lloyds Banking Group PLC
4.550% due 08/16/2028		$700	817
5.125% due 12/27/2024 •(e)(f)	GBP	600	882
Natwest Group PLC 1.697% (US0003M + 1.550%) due 06/25/2024 ~		$2,000	2,046
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,600	1,627
2.750% due 03/09/2028		700	707
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,200	1,313
Societe Generale S.A.
3.000% due 01/22/2030		1,100	1,148
4.000% due 01/12/2027		800	886
Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,098
UBS Group AG
1.364% due 01/30/2027 •		800	795
1.706% due 02/01/2022 •		300	303
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	1,057
1.338% due 05/04/2025 •		400	492
1.741% due 05/04/2030 •		700	896

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

2.879% due 10/30/2030 •	$600	636

		62,819

INDUSTRIALS 1.0%
Bayer U.S. Finance LLC 2.750% due 07/15/2021	800	801
BOC Aviation USA Corp. 1.625% due 04/29/2024	350	353
Broadcom, Inc.
3.419% due 04/15/2033	200	210
3.469% due 04/15/2034	1,150	1,218
4.150% due 11/15/2030	700	786
4.300% due 11/15/2032	200	228
Charter Communications Operating LLC 4.500% due 02/01/2024	1,600	1,744
Citrix Systems, Inc. 1.250% due 03/01/2026	1,300	1,285
Crown Castle Towers LLC 3.222% due 05/15/2042	100	100
DAE Funding LLC
1.550% due 08/01/2024	1,900	1,900
1.625% due 02/15/2024	2,000	2,032
2.625% due 03/20/2025	600	612
3.375% due 03/20/2028	500	513
Energy Transfer LP
4.250% due 03/15/2023	200	210
5.000% due 10/01/2022	100	104
Expedia Group, Inc. 6.250% due 05/01/2025	300	349
Imperial Brands Finance PLC 3.500% due 02/11/2023	300	310
Marvell Technology, Inc. 4.200% due 06/22/2023	1,300	1,382
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,200	1,320
4.810% due 09/17/2030	600	678
Ryder System, Inc. 2.500% due 09/01/2022	300	307
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	900	967
5.625% due 03/01/2025	400	457
Sands China Ltd.
4.375% due 06/18/2030	500	542
4.600% due 08/08/2023	1,300	1,385
5.125% due 08/08/2025	1,800	2,016
5.400% due 08/08/2028	500	581
Saudi Arabian Oil Co. 1.250% due 11/24/2023	600	607
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	202
2.875% due 02/15/2031	400	397

		23,596

UTILITIES 0.5%
ITC Holdings Corp. 2.700% due 11/15/2022	2,400	2,468
ONEOK, Inc. 4.250% due 02/01/2022	300	304
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	3,000	3,006
1.750% due 06/16/2022	3,800	3,799
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,532

		12,109

Total Corporate Bonds & Notes (Cost $96,512)		98,524

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2050	3,800	3,800
California State General Obligation Bonds, Series 2017 0.866% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,303

Total Municipal Bonds & Notes (Cost $6,100)		6,103

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.212% due 03/25/2034 •	63	63
0.342% due 05/25/2037 •	35	35
0.442% due 03/25/2037 - 07/25/2037 •	53	54

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

0.452% due 03/25/2037 •	31	31
0.460% due 05/25/2058 •	811	809
0.472% due 07/25/2037 •	74	75
0.492% due 09/25/2035 •	170	172
0.537% due 02/25/2037 •	67	68
0.812% due 06/25/2037 •	171	175
0.842% due 03/25/2038 - 01/25/2040 •	193	197
0.912% due 12/25/2039 •	86	88
0.992% due 07/25/2039 •	49	50
1.028% due 11/25/2022 •	735	737
1.328% due 07/01/2044 •	21	22
1.754% due 04/01/2035 •	115	116
1.898% due 11/01/2035 •	48	51
2.112% due 12/01/2033 •	53	54
2.259% due 05/01/2038 •	223	236
3.000% due 10/25/2040	841	892
4.051% due 12/01/2036 •	58	62
4.256% due 11/01/2028 •	3	3
4.411% due 11/01/2027 •	4	4
4.448% due 04/01/2028 •	1	1
4.474% due 07/01/2028 •	2	2
4.561% due 11/01/2028 •	4	4
4.931% due 09/01/2034 •	26	28
5.000% due 04/25/2033	153	172
5.623% due 08/01/2029 •	2	2
Freddie Mac
0.373% due 02/15/2037 •	5	5
0.403% due 02/15/2037 •	12	12
0.413% due 02/15/2037 •	61	62
0.550% due 07/15/2040 •	451	457
0.610% due 03/15/2042 •	186	188
0.623% due 07/15/2041 •	917	932
0.673% due 10/15/2037 •	44	45
0.743% due 08/15/2037 •	596	607
0.773% due 08/15/2037 •	1,171	1,201
0.783% due 10/15/2037 •	198	202
0.793% due 05/15/2037 - 09/15/2037 •	1,335	1,361
0.823% due 08/15/2036 •	80	82
0.923% due 11/15/2039 - 12/15/2039 •	23	24
0.928% due 01/15/2038 •	296	303
2.144% due 06/01/2035 •	168	178
2.458% due 09/01/2037 •	537	572
4.000% due 11/01/2047	728	781
5.000% due 12/01/2026 - 04/01/2041	84	92
6.000% due 01/01/2029 - 02/01/2034	194	231
6.500% due 10/25/2043	481	562
8.500% due 04/01/2025	1	1
Ginnie Mae
0.857% due 12/20/2065 •	2,009	2,042
0.877% due 02/20/2066 •	3	3
0.907% due 01/20/2066 •	297	302
1.107% due 01/20/2066 - 03/20/2066 •	5,174	5,301
1.257% due 03/20/2066 •	323	332
2.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	33	34
2.000% due 01/20/2028 - 02/20/2028 •	26	26
2.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~	19	18
2.125% due 12/20/2027 •	16	16
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~	37	36
2.250% due 07/20/2027 •	54	55
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	16	17
2.875% due 04/20/2027 - 04/20/2041 •	1,200	1,260
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	17,935	18,966
8.000% due 03/01/2030 - 08/01/2030	6	7

Total U.S. Government Agencies (Cost $38,799)		40,516

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	4,790
4.375% due 11/15/2039	2,800	3,896
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2030	2,707	2,989
0.500% due 01/15/2028	10,066	11,292
0.625% due 02/15/2043	116	139
0.750% due 07/15/2028 (j)	2,872	3,297
0.750% due 02/15/2045	3,515	4,342
1.000% due 02/15/2046	1,014	1,327
1.000% due 02/15/2048	433	579
1.000% due 02/15/2049	7,353	9,918
1.375% due 02/15/2044	2,062	2,850
U.S. Treasury Notes
1.375% due 09/30/2023 (j)	13,360	13,685
1.625% due 02/15/2026	600	622
2.000% due 04/30/2024	300	313
2.125% due 09/30/2021	115,400	115,995

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

2.625% due 12/31/2025		2,000	2,163
2.750% due 08/15/2021		2,500	2,508
2.875% due 09/30/2023 (j)		1,620	1,714
2.875% due 11/30/2023 (j)		1,380	1,465
3.000% due 09/30/2025		4,900	5,365
3.000% due 10/31/2025		5,000	5,479

Total U.S. Treasury Obligations (Cost $189,348)			194,728

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
BAMLL Commercial Mortgage Securities Trust 1.123% due 04/15/2036 •		1,500	1,498
Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~		13	13
2.500% due 04/25/2033 ~		13	13
2.742% due 01/25/2034 ~		227	235
2.829% due 02/25/2033 ~		5	5
Bear Stearns ALT-A Trust
3.008% due 09/25/2035 ^~		88	69
3.115% due 11/25/2036 ~		2,975	2,280
Bear Stearns Structured Products, Inc. Trust
2.986% due 12/26/2046 ^~		203	178
3.227% due 01/26/2036 ^~		294	252
BX Commercial Mortgage Trust 0.810% due 04/15/2034 •		10,500	10,464
Citigroup Mortgage Loan Trust 2.470% due 05/25/2035 •		41	42
CLNY Trust 1.202% due 11/15/2038 •		5,480	5,499
Commercial Mortgage Trust 3.732% due 08/10/2049 ~		2,700	2,881
Countrywide Alternative Loan Trust 0.452% due 04/25/2046 •		2,336	2,300
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035 ^		928	707
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
0.714% due 03/25/2032 ~		57	55
4.953% due 06/25/2032 ~		6	6
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		2,661	2,667
3.850% due 09/25/2057 ~		6,196	6,462
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.212% due 05/25/2036 •		3,256	3,196
Extended Stay America Trust
1.155% due 07/15/2038 •(a)		8,600	8,646
1.455% due 07/15/2038 •(a)		10,800	10,864
Fingal Securities RMBS DAC 0.462% due 07/28/2055 •	EUR	3,079	3,676
GPMT Ltd. 1.333% due 07/16/2035 •		$1,900	1,906
GreenPoint Mortgage Funding Trust 0.632% due 11/25/2045 •		149	136
GS Mortgage Securities Corp. Trust 1.223% due 08/15/2032 •		2,500	2,504
GS Mortgage Securities Trust 4.074% due 01/10/2047		4,500	4,820
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		3,903	3,966
GSR Mortgage Loan Trust
0.442% due 01/25/2034 •		14	13
2.927% due 01/25/2036 ^~		25	26
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,459	4,809
Impac CMB Trust 0.852% due 10/25/2033 •		$4	4
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		753	757
3.000% due 09/25/2059 ~		3,126	3,274
Lehman Mortgage Trust 0.412% due 08/25/2036 ^•		903	651
Lehman XS Trust 0.452% due 11/25/2035 •		2,867	2,701
Merrill Lynch Mortgage Investors Trust 0.512% due 02/25/2036 •		116	115
MFA Trust 1.131% due 07/25/2060 ~		4,508	4,498
MHC Trust 0.923% due 05/15/2023 •		2,400	2,408
Morgan Stanley Resecuritization Trust 0.712% due 01/26/2051 •		2	2
New Orleans Hotel Trust 1.062% due 04/15/2032 •		1,900	1,897
New Residential Mortgage Loan Trust
0.941% due 09/25/2058 ~		4,516	4,522
1.147% due 09/25/2058 ~		645	645

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

1.353% due 09/25/2058 ~		461	461
2.750% due 11/25/2059 ~		3,139	3,251
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		1,000	998
Prime Mortgage Trust 0.492% due 02/25/2034 •		26	25
RCO Mortgage LLC 1.868% due 05/25/2026 þ		2,589	2,587
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	9,332	12,937
Southern Pacific Financing PLC 0.264% due 06/10/2043 •		62	86
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		$2,564	2,562
Structured Adjustable Rate Mortgage Loan Trust 2.961% due 09/25/2035 ~		463	450
Structured Asset Mortgage Investments Trust
0.593% due 07/19/2035 •		200	203
0.652% due 02/25/2036 ^•		204	196
5.176% due 06/25/2029 ~		53	53
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	1,486	2,067
Trinity Square PLC 0.000% due 07/15/2059 •		10,400	14,411
TTAN 0.923% due 03/15/2038 •		$2,700	2,707
VASA Trust 0.973% due 07/15/2039 •		4,300	4,308
Verus Securitization Trust
1.020% due 04/25/2064 ~		5,910	5,911
1.277% due 04/25/2064 ~		750	751
1.380% due 04/25/2064 ~		1,126	1,126
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 10/25/2045 •		65	65
1.316% due 11/25/2042 •		26	26
1.516% due 06/25/2042 •		62	62
1.593% due 02/27/2034 •		171	175

Total Non-Agency Mortgage-Backed Securities (Cost $154,978)			157,081

ASSET-BACKED SECURITIES 9.3%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ		1,700	1,699
Accunia European CLO BV 0.950% due 07/15/2030•	EUR	2,500	2,966
AFC Home Equity Loan Trust 0.642% due 06/25/2028 •		$68	67
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(a)		1,300	1,300
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.007% due 01/25/2035 •		1,189	1,191
Apidos CLO 0.000% due 07/17/2030 •		4,500	4,496
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	900	1,069
Arbor Realty Commercial Real Estate Notes Ltd. 1.043% due 12/15/2035 •		$6,700	6,704
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	900	1,067
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$700	699
Argent Securities Trust 0.392% due 06/25/2036 •		4,780	3,785
Asset-Backed Securities Corp. Home Equity Loan Trust 0.917% due 04/25/2034 •		1,366	1,348
Atrium Corp. 1.014% due 04/22/2027 •		4,166	4,167
Avant Loans Funding Trust 1.210% due 07/15/2030		5,000	4,997
Bear Stearns Asset-Backed Securities Trust 0.322% due 11/25/2036 •		815	767
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(a)		1,600	1,600
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	470	557
1.244% due 10/03/2029 •		$294	294
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	3,900	4,628
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		3,150	3,730
1.050% due 01/15/2031		500	592
BNPP AM Euro CLO 0.600% due 04/15/2031 •		1,150	1,363
BSPRT Issuer Ltd.
1.123% due 03/15/2028 •		$333	333
1.173% due 03/15/2036 •		11,200	11,202

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

Cairn CLO BV 0.000% due 10/15/2031 •	EUR	600	711
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		750	889
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031•		1,550	1,830
Catamaran CLO Ltd.
1.031% due 01/27/2028 •		$745	744
1.444% due 04/22/2030 •		2,985	2,987
Chase Funding Trust 0.832% due 10/25/2032 •		77	77
CIFC Funding Ltd. 1.038% due 10/24/2030 •		1,700	1,700
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		2,206	2,230
Citigroup Mortgage Loan Trust
0.152% due 07/25/2045 •		442	379
0.252% due 12/25/2036 •		142	96
4.416% due 10/25/2037 þ		189	197
Citigroup Mortgage Loan Trust, Inc. 1.742% due 07/25/2037 •		1,100	1,110
Countrywide Asset-Backed Certificates
0.232% due 08/25/2037 ^•		329	311
0.232% due 06/25/2047 ^•		1,678	1,599
0.292% due 06/25/2047 ^•		407	381
0.492% due 08/25/2034 •		577	564
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •		101	98
Denali Capital CLO LLC 1.226% due 10/26/2027 •		309	309
Dryden Euro CLO DAC 0.000% due 05/15/2034 • (a)	EUR	3,900	4,624
Dryden Senior Loan Fund
1.084% due 10/15/2027 •		$1,764	1,764
1.204% due 04/15/2029 •		2,900	2,904
Encina Equipment Finance LLC
0.500% due 09/15/2025		2,792	2,792
0.740% due 12/15/2026		1,200	1,200
First Franklin Mortgage Loan Trust
0.392% due 08/25/2036 •		2,921	2,866
0.402% due 09/25/2036 •		4,134	3,943
FREED ABS Trust 0.680% due 06/19/2028		5,095	5,098
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		817	821
2.580% due 07/17/2023		217	218
GSAMP Trust
0.372% due 06/25/2036 •		282	278
0.992% due 11/25/2035 •		346	340
1.742% due 10/25/2034 •		23	24
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	600	711
0.650% due 06/26/2030 •		1,100	1,303
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •		$2,200	2,199
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		9,600	9,600
HSI Asset Securitization Corp. Trust 0.422% due 02/25/2036 •		848	826
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	400	473
Jubilee CLO BV 0.252% due 12/15/2029 •		1,085	1,283
KKR CLO Ltd. 1.690% due 10/17/2031 •		$2,000	2,005
KVK CLO Ltd. 1.086% due 01/14/2028 •		716	716
LMREC LLC 1.160% due 04/22/2037 •		900	902
Long Beach Mortgage Loan Trust
0.533% due 04/21/2031 •		4,087	4,015
0.652% due 10/25/2034 •		49	48
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	300	356
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		300	356
Marathon CLO Ltd. 1.019% due 11/21/2027 •		$604	605
MF1 Multifamily Housing Mortgage Loan Trust 1.200% due 07/16/2036 •		1,100	1,103
MFA Trust 2.363% due 03/25/2060 þ		1,216	1,218
MidOcean Credit CLO 0.000% due 01/29/2030 •		2,900	2,898
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 09/25/2036 •		31	18

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

0.202% due 12/25/2036 •		4,936	3,281
0.222% due 10/25/2036 •		107	102
Mountain View CLO LLC 1.274% due 10/16/2029 •		1,700	1,700
Navient Student Loan Trust 1.142% due 12/27/2066 •		2,348	2,390
Nelnet Student Loan Trust 0.942% due 02/25/2066 •		1,719	1,730
Newcastle Mortgage Securities Trust 0.432% due 04/25/2037 •		5,807	5,358
OZLM Ltd. 0.000% due 07/15/2034 •(a)		9,375	9,375
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(a)		14,900	14,900
Residential Asset Securities Corp. Trust 0.392% due 08/25/2036 •		58	58
Segovia European CLO
0.000% due 07/20/2032 •(a)	EUR	450	534
0.870% due 04/15/2030 •		500	594
SLM Student Loan Trust
0.000% due 06/17/2024 •		56	66
0.589% due 12/15/2027 •		$449	449
SMB Private Education Loan Trust 1.310% due 07/17/2051		5,300	5,287
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,500	3,619
Sound Point CLO Ltd. 1.238% due 10/20/2028 •		2,297	2,300
Soundview Home Loan Trust 0.412% due 11/25/2036 •		19	19
Specialty Underwriting & Residential Finance Trust 1.067% due 12/25/2035 •		208	208
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	600	712
Structured Asset Securities Corp. Mortgage Loan Trust 0.737% due 02/25/2036 •		$2,808	2,815
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 0.642% due 01/25/2035 •		3,305	3,303
STWD Ltd. 1.283% due 04/18/2038 •		6,200	6,210
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		3,550	3,581
2.750% due 10/25/2057 ~		4,071	4,172
2.900% due 10/25/2059 ~		3,253	3,372
3.000% due 01/25/2058 ~		334	343
Tralee CLO Ltd. 1.298% due 10/20/2028 •		2,858	2,859
Utah State Board of Regents 0.842% due 01/25/2057 •		1,150	1,144
Venture CLO Ltd.
1.165% due 08/28/2029 •		1,700	1,700
1.223% due 04/20/2032 •		950	950
1.238% due 07/20/2030 •		1,000	999
Veros Auto Receivables Trust 0.920% due 10/15/2026		6,189	6,190
Vibrant CLO Ltd. 1.085% due 06/20/2029 •		1,800	1,801
Voya CLO Ltd. 0.978% due 07/20/2029 •		2,900	2,900
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •		422	422

Total Asset-Backed Securities (Cost $229,610)			229,783

SOVEREIGN ISSUES 0.9%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021~	ILS	18,100	5,552
0.750% due 07/31/2022		10,900	3,370
5.500% due 01/31/2022		5,800	1,837
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	958,493	8,852
Oman Government International Bond 3.875% due 03/08/2022		$800	812
Qatar Government International Bond 4.500% due 01/20/2022		900	921

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

Saudi Government International Bond 2.900% due 10/22/2025		900	965

Total Sovereign Issues (Cost $22,175)			22,309

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 43.8%
REPURCHASE AGREEMENTS (h) 1.9%			47,982

ISRAEL TREASURY BILLS 0.1%
0.007% due 04/06/2022 - 06/08/2022 (b)(c)	ILS	10,300	3,159

U.S. TREASURY BILLS 41.8%
0.033% due 07/01/2021 - 11/12/2021 (a)(b)(c)(j)		$1,028,600	1,028,537

Total Short-Term Instruments (Cost $1,079,689)			1,079,678

Total Investments in Securities (Cost $1,817,211)			1,828,722

		SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short Asset Portfolio		12,280,156	123,072
PIMCO Short-Term Floating NAV Portfolio III		59,294,180	584,700

Total Short-Term Instruments (Cost $707,345)			707,772

Total Investments in Affiliates (Cost $707,345)			707,772

Total Investments 103.0% (Cost $2,524,556)			$2,536,494
Financial Derivative Instruments (i)(k) 5.4%(Cost or Premiums, net $12,482)			131,755
Other Assets and Liabilities, net (8.4)%			(206,805)

Net Assets 100.0%			$2,461,444

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$506	$509	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	0.030%	06/30/2021	07/01/2021	$13,200	U.S. Treasury Bonds 1.375% due 08/15/2050	$(13,465)	$13,200	$13,200
FICC	0.000	06/30/2021	07/01/2021	34,782	U.S. Treasury Bonds 1.375% - 1.875% due 11/15/2040 - 02/15/2041	(35,478)	34,782	34,782

Total Repurchase Agreements	$(48,943)	$47,982	$47,982

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Sovereign Issues (0.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,400	$(3,225)	$(3,303)

Total Short Sales (0.1)%	$(3,225)	$(3,303)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $11 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	388	$388	$(97)	$(90)

Total Written Options	$(97)	$(90)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2021	4,456	$955,500	$12,301	$1,471	$0
U.S. Treasury 2-Year Note September Futures	09/2021	985	217,016	(352)	23	0
U.S. Treasury 5-Year Note September Futures	09/2021	807	99,608	(186)	50	0
U.S. Treasury 30-Year Bond September Futures	09/2021	108	17,361	526	71	0

$12,289	$1,615	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	80	$(43)	$(15)	$3	$(17)
Euro-Bund 10-Year Bond September Futures	09/2021	15	(3,070)	(20)	3	(10)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	80	(16)	10	12	(2)
U.S. Treasury 10-Year Note September Futures	09/2021	72	(9,540)	(31)	0	(17)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	160	(30,830)	(1,285)	0	(180)
United Kingdom Long Gilt September Futures	09/2021	2	(354)	(3)	0	0

$(1,344)	$18	$(226)

Total Futures Contracts	$10,945	$1,633	$(226)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.625%	$1,900	$30	$5	$35	$1	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.073	600	13	(10)	3	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.101	200	4	(2)	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	200	0	1	1	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	1,800	6	4	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	1,400	9	10	19	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.158	700	14	(11)	3	0	0
Stellantis NV	5.000	Quarterly	06/20/2026	1.032	EUR	2,200	511	6	517	3	0

$587	$3	$590	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,300	$(99)	$(15)	$(114)	$0	$(3)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	9,600	(279)	30	(249)	0	(8)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	2,100	189	27	216	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	17,900	1,679	179	1,858	10	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	18,700	440	38	478	2	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	183,900	4,380	357	4,737	29	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	6,700	914	85	999	0	(8)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	32,300	997	61	1,058	0	(5)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	124,600	3,861	118	3,979	0	(22)

$12,082	$880	$12,962	$42	$(46)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	13,100	$(5)	$47	$42	$28	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		5,000	166	(27)	139	0	(1)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	10,400	0	(68)	(68)	0	(2)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		12,400	0	(81)	(81)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	(60)	427	367	24	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		$219,600	(2,625)	(402)	(3,027)	0	(13)
Pay(6)	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024		119,600	0	(704)	(704)	32	0
Pay(6)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		53,900	0	(289)	(289)	17	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		15,200	(629)	343	(286)	0	(5)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		72,100	992	613	1,605	0	(45)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		27,100	(1,476)	160	(1,316)	32	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		11,300	(202)	(131)	(333)	0	(25)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		7,700	(36)	(454)	(490)	0	(15)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		74,200	3,587	(4,429)	(842)	178	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		20,000	(1,348)	21	(1,327)	53	0
Receive(6)	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031		28,000	0	564	564	0	(76)
Receive(6)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		11,500	0	176	176	0	(32)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		1,100	(3)	(127)	(130)	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		400	(3)	(20)	(23)	0	(2)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		800	(1)	27	26	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		2,200	(13)	18	5	0	(14)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		100	0	(3)	(3)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		1,100	(21)	(40)	(61)	0	(7)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		8,700	1,665	(523)	1,142	0	(47)
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	13,900	(193)	(11)	(204)	27	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		5,100	(79)	36	(43)	0	(23)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	970,000	(336)	117	(219)	0	0
Receive	CPTFEMU	1.135	Maturity	02/15/2026	EUR	36,700	565	751	1,316	48	0
Pay	UKRPI	3.480	Maturity	01/15/2030	GBP	30,600	36	(142)	(106)	92	0

							$(19)	$(4,151)	$(4,170)	$531	$(323)

Total Swap Agreements							$12,650	$(3,268)	$9,382	$577	$(369)

(j)	Securities with an aggregate market value of $64,521 and cash of $6,867 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2021		CAD	3,917			$3,229	$69		$0
		07/2021		EUR	2,881			3,513	97		0
		08/2021			$131		RUB	9,871	3		0
		09/2021			497			36,258	0		(7)
BPS		07/2021		DKK	700			$112	0		0
		07/2021		EUR	4,303			5,218	116		0
		07/2021		JPY	999,700			9,141	142		0
		07/2021		NZD	175			127	5		0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	JPY	999,700	9,009	8	0
10/2021	DKK	1,330	213	1	0
11/2021	$448	MXN	9,048	0	(2)
BRC	08/2021	5	111	0	0
CBK	07/2021	DKK	628	$100	0	(1)
07/2021	$642	MXN	12,638	0	(9)
07/2021	98	RUB	7,533	5	0
08/2021	120	8,998	2	0
09/2021	637	IDR	9,184,393	0	(12)
09/2021	3,065	ZAR	42,191	0	(139)
11/2021	ILS	18,105	$5,524	0	(41)
04/2022	2,600	801	0	0
06/2022	7,699	2,377	2	0
08/2022	11,059	3,392	0	(23)
GLM	07/2021	BRL	8,085	EUR	1,369	0	(2)
07/2021	8,079	$1,615	0	(9)
07/2021	EUR	1,246	BRL	8,085	148	0
07/2021	GBP	27,331	$38,639	832	0
07/2021	$1,604	BRL	8,079	20	0
07/2021	3,241	CAD	3,909	0	(87)
07/2021	1,360	MXN	26,968	0	(9)
07/2021	196	RUB	15,101	10	0
08/2021	BRL	8,079	$1,599	0	(20)
08/2021	EUR	1,364	BRL	8,085	2	0
08/2021	$952	RUB	69,870	3	(7)
09/2021	TWD	246,655	$9,003	113	0
09/2021	$634	RUB	46,449	0	(6)
09/2021	1,841	ZAR	25,346	0	(83)
HUS	07/2021	EUR	2,819	$3,354	12	0
07/2021	GBP	3,930	5,564	128	0
07/2021	$43,268	GBP	31,261	0	(24)
08/2021	GBP	31,261	$43,271	24	0
08/2021	$270	RUB	20,306	6	0
09/2021	261	19,090	0	(3)
01/2022	ILS	6,121	$1,867	0	(17)
MYI	07/2021	BRL	8,079	1,509	0	(115)
07/2021	$1,615	BRL	8,079	9	0
07/2021	97	RUB	7,413	4	0
11/2021	2,506	MXN	50,804	0	(3)
SCX	07/2021	EUR	33,034	$40,412	1,242	0
08/2021	43,037	51,071	6	0
09/2021	$4,270	IDR	61,496,956	0	(85)
12/2021	8,779	SGD	11,621	0	(139)
SOG	07/2021	111	RUB	8,605	6	0
08/2021	150	11,285	4	0
TOR	07/2021	CAD	9,705	$8,033	204	0
08/2021	9,713	7,844	8	0
UAG	07/2021	$1,112	RUB	81,841	14	(12)
09/2021	257	18,861	0	(2)

Total Forward Foreign Currency Contracts	$3,245	$(857)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	82,300	$201	$178

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$100.156	08/05/2021	1,600	$15	$5

Total Purchased Options	$216	$183

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	400	$(2)	$(1)
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,700	(2)	(2)
BRC	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	4,700	(7)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	800	(1)	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	2,200	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	(1)
DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	3,800	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,100	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,400	(2)	(2)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	800	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	900	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	500	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,600	(1)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	5,400	(6)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	1,600	(2)	(1)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	(1)

$(40)	$(19)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	5,400	$(64)	$(11)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	10,900	(139)	(15)

$(203)	$(26)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$102.297	08/05/2021	2,900	$(10)	$(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	2,900	(9)	(4)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,100	(7)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,100	(5)	(6)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	3,200	(20)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	900	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	700	(2)	(2)

$(61)	$(29)

Total Written Options	$(304)	$(74)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2023	0.123%	$8,400	$56	$93	$149	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$4,011	$(39)	$55	$16	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	S&P 500 Total Return Index	12,755	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	$114,065	$0	$(95)	$0	$(95)
CBK	Receive	S&P 500 Total Return Index	2,684	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	24,003	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	1,241	0.490% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	10,739	0	349	349	0
FAR	Receive	S&P 500 Total Return Index	697	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	6,233	0	(5)	0	(5)
	Receive	S&P 500 Total Return Index	23,238	0.317% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	154,922	0	52,418	52,418	0
	Receive	S&P 500 Total Return Index	6,324	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	56,554	0	(72)	0	(72)
	Receive	S&P 500 Total Return Index	28,333	0.426% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022	228,551	0	24,534	24,534	0
	Receive	S&P 500 Total Return Index	3,030	0.473% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	26,239	0	834	834	0
	Receive	S&P 500 Total Return Index	8,193	0.453% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	72,002	0	1,246	1,246	0
GST	Receive	S&P 500 Total Return Index	14,235	0.317% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	95,441	0	31,570	31,570	0
	Receive	S&P 500 Total Return Index	3,395	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	30,361	0	(33)	0	(33)
HUS	Receive	S&P 500 Total Return Index	8,649	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	75,058	0	2,253	2,253	0
	Receive	S&P 500 Total Return Index	1,241	0.404% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	10,621	0	468	468	0
	Receive	S&P 500 Total Return Index	11,401	0.470% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022	96,477	0	5,376	5,376	0
	Receive	S&P 500 Total Return Index	17,291	0.471% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/25/2022	149,996	0	4,506	4,506	0
	Receive	S&P 500 Total Return Index	2,684	0.447% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	23,686	0	314	314	0
	Receive	S&P 500 Total Return Index	21,672	0.448% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	190,497	0	3,261	3,261	0
RBC	Receive	S&P 500 Total Return Index	1,708	0.399% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	14,605	0	663	663	0

								$0	$127,568	$127,792	$(224)

Total Swap Agreements								$17	$127,716	$127,957	$(224)

(1)				Notional Amount represents the number of contracts.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$62,819	$0	$62,819
Industrials	0	23,596	0	23,596
Utilities	0	12,109	0	12,109
Municipal Bonds & Notes
California	0	6,103	0	6,103
U.S. Government Agencies	0	40,516	0	40,516
U.S. Treasury Obligations	0	194,728	0	194,728
Non-Agency Mortgage-Backed Securities	0	157,081	0	157,081
Asset-Backed Securities	9,375	218,709	1,699	229,783
Sovereign Issues	0	22,309	0	22,309
Short-Term Instruments
Repurchase Agreements	0	47,982	0	47,982
Israel Treasury Bills	0	3,159	0	3,159
U.S. Treasury Bills	0	1,028,537	0	1,028,537

	$9,375	$1,817,648	$1,699	$1,828,722
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$707,772	$0	$0	$707,772

Total Investments	$717,147	$1,817,648	$1,699	$2,536,494

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(3,303)	$0	$(3,303)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,489	721	0	2,210
Over the counter	0	131,385	0	131,385

	$1,489	$132,106	$0	$133,595
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(656)	0	(685)
Over the counter	(3)	(1,152)	0	(1,155)

	$(32)	$(1,808)	$0	$(1,840)

Total Financial Derivative Instruments	$1,457	$130,298	$0	$131,755

Totals	$718,604	$1,944,643	$1,699	$2,664,946

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 6.7%
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		$6,500	$6,622
3.650% due 03/16/2025		400	434
3.932% due 05/07/2025 •		900	972
4.375% due 01/12/2026		1,300	1,456
4.972% due 05/16/2029 •		1,400	1,641
5.088% due 06/20/2030 •		400	467
7.125% due 06/15/2025 •(f)(g)	GBP	1,720	2,724
Credit Suisse AG 6.500% due 08/08/2023 (g)		$200	221
Credit Suisse Group AG
6.375% due 08/21/2026 •(f)(g)		2,500	2,789
7.125% due 07/29/2022 •(f)(g)		200	209
7.500% due 07/17/2023 •(f)(g)		2,800	3,052
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		9,036	9,132
1.375% due 09/03/2026 •	EUR	100	123
1.625% due 01/20/2027		300	374
3.961% due 11/26/2025 •		$6,024	6,517
4.250% due 10/14/2021		8,015	8,102
Equitable Holdings, Inc. 4.350% due 04/20/2028		2,235	2,566
Erste Group Bank AG 8.875% due 10/15/2021 •(f)(g)	EUR	200	243
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		2,100	2,740
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$2,000	2,043
3.350% due 11/01/2022		200	205
3.375% due 11/13/2025		500	519
3.550% due 10/07/2022		1,800	1,851
4.063% due 11/01/2024		200	213
5.584% due 03/18/2024		200	219
5.596% due 01/07/2022		200	204
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	623
4.292% due 09/12/2026 •		1,300	1,448
4.300% due 03/08/2026		1,000	1,129
ING Groep NV 6.875% due 04/16/2022 •(f)(g)		400	417
Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,349
5.125% due 12/27/2024 •(f)(g)	GBP	1,900	2,793
7.500% due 09/27/2025 •(f)(g)		$4,200	4,925
7.625% due 06/27/2023 •(f)(g)	GBP	1,300	1,973
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$4,400	4,501
4.445% due 05/08/2030 •		400	458
4.519% due 06/25/2024 •		3,000	3,222
4.800% due 04/05/2026		1,100	1,260
4.892% due 05/18/2029 •		2,600	3,049
5.076% due 01/27/2030 •		3,800	4,511
8.000% due 08/10/2025 •(f)(g)		1,200	1,423
8.625% due 08/15/2021 •(f)(g)		2,000	2,019
Navient Corp. 7.250% due 01/25/2022		194	201
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		680	682
2.600% due 09/28/2022		680	694
2.650% due 07/13/2022		4,906	4,988
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,353
2.679% due 07/16/2030		1,900	1,933
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,900	4,266
SL Green Realty Corp. 4.500% due 12/01/2022		4,469	4,655
Societe Generale S.A. 7.375% due 09/13/2021 •(f)(g)		800	809

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

UBS AG
5.125% due 05/15/2024 (g)		6,000	6,628
7.625% due 08/17/2022 (g)		4,700	5,057
UBS Group AG
4.125% due 09/24/2025		800	893
5.750% due 02/19/2022 •(f)(g)	EUR	200	245
7.125% due 08/10/2021 •(f)(g)		$600	604
UniCredit SpA
6.750% due 09/10/2021 •(f)(g)	EUR	400	480
9.250% due 06/03/2022 •(f)(g)		200	254
Weyerhaeuser Co. 4.000% due 04/15/2030		$3,886	4,426
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,538	7,132

			137,038

INDUSTRIALS 3.3%
Aker BP ASA 2.875% due 01/15/2026		$970	1,023
BAT Capital Corp. 3.222% due 08/15/2024		291	309
BAT International Finance PLC 3.950% due 06/15/2025		972	1,062
Boeing Co. 2.750% due 02/01/2026		1,300	1,359
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,475
3.500% due 02/15/2041		800	819
3.750% due 02/15/2051		300	314
CCO Holdings LLC 4.500% due 06/01/2033		500	512
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	2,349
4.908% due 07/23/2025		1,360	1,542
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,312
CSN Resources S.A. 7.625% due 02/13/2023		650	676
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,613
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,524
2.625% due 03/20/2025		1,000	1,020
3.375% due 03/20/2028		1,100	1,128
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	3,000	3,618
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$3,200	3,363
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	316
3.500% due 07/26/2026		400	429
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	4,042
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	1,023
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$97	119
5.200% due 07/15/2045		194	241
MPLX LP 2.650% due 08/15/2030		1,500	1,515
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	3,433
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,148
3.522% due 09/17/2025		2,200	2,351
4.345% due 09/17/2027		2,800	3,080
4.810% due 09/17/2030		800	904
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		1,500	1,534
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,599
5.400% due 08/08/2028		3,600	4,184
Southern Co. 3.700% due 04/30/2030		3,595	3,968
T-Mobile USA, Inc. 3.500% due 04/15/2031		1,000	1,036
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		2,400	2,431
3.375% due 07/09/2060		2,400	2,470

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	2,040	2,214

		68,055

UTILITIES 0.8%
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	7,500	7,516
3.000% due 06/15/2028	1,000	1,006
4.550% due 07/01/2030	1,400	1,499
Petrobras Global Finance BV 5.093% due 01/15/2030	2,965	3,240
Rio Oil Finance Trust 9.250% due 07/06/2024	831	922
Sprint Communications, Inc. 6.000% due 11/15/2022	486	515
Sprint Corp.
7.250% due 09/15/2021	1,457	1,482
7.875% due 09/15/2023	874	994

		17,174

Total Corporate Bonds & Notes (Cost $208,622)		222,267

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,848
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	1,070	1,201

		3,049

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	149	170
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,500	4,524

		4,694

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	136

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,585	1,600

Total Municipal Bonds & Notes (Cost $7,818)		9,479

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.212% due 03/25/2034 •	1	1
0.222% due 03/25/2036 •	48	48
0.442% due 09/25/2042 •	97	97
1.592% due 04/25/2024 •	6	6
1.625% due 11/25/2023 •	5	5
2.011% due 02/01/2034 •	33	35
2.050% due 02/01/2035 •	11	11
2.098% due 08/01/2035 •	98	99
2.158% due 10/01/2035 •	37	37
2.185% due 08/01/2036 •	15	15
2.203% due 07/01/2035 •	10	10
2.223% due 03/01/2036 •	81	82
2.326% due 10/01/2035 •	25	25
2.529% due 07/01/2032 •	7	7
2.581% due 11/01/2034 •	41	44
Freddie Mac
0.473% due 11/15/2043 •	1,155	1,165
1.316% due 10/25/2044 •	26	26
1.516% due 07/25/2044 •	116	120
1.974% due 09/01/2035 •	13	14
4.000% due 01/01/2048	81	86
Ginnie Mae
0.627% due 08/20/2062 •	909	915
2.125% (H15T1Y + 1.500%) due 11/20/2024 ~	8	8
3.500% due 02/15/2045 - 03/15/2045	2,197	2,357
Ginnie Mae, TBA 5.000% due 07/01/2051	9,600	10,344
International Development Finance Corp. 4.140% due 05/15/2030	784	892

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security
3.500% due 04/01/2048	2,985	3,150
4.000% due 10/01/2030	95	102
5.500% due 09/01/2027	2	3
Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2051	50,400	54,227

Total U.S. Government Agencies (Cost $73,761)		73,931

U.S. TREASURY OBLIGATIONS 58.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	20,100	18,063
1.625% due 11/15/2050	500	449
3.000% due 08/15/2048	874	1,044
3.000% due 02/15/2049	35,948	43,050
4.625% due 02/15/2040	10,979	15,763
U.S. Treasury Inflation Protected Securities (e)
0.625% due 02/15/2043	1,467	1,755
0.750% due 02/15/2045	2,381	2,941
1.000% due 02/15/2046	8,539	11,179
1.000% due 02/15/2048	9,403	12,564
1.375% due 02/15/2044	12,966	17,919
U.S. Treasury Notes
0.375% due 12/31/2025 (j)(l)	5,400	5,298
0.375% due 01/31/2026	13,400	13,133
0.500% due 02/28/2026	22,100	21,769
1.500% due 08/15/2026	50,036	51,535
1.625% due 12/15/2022	64,804	66,190
1.625% due 02/15/2026	5,950	6,169
1.750% due 05/15/2023 (j)	1,330	1,368
1.750% due 12/31/2024 (l)	19,273	20,059
1.875% due 07/31/2022 (j)	49,392	50,341
1.875% due 08/31/2022 (j)	285,631	291,467
2.000% due 07/31/2022 (j)	32,147	32,810
2.000% due 11/30/2022 (j)	42,124	43,222
2.000% due 11/15/2026	36,337	38,356
2.250% due 12/31/2023 (j)(l)	3,800	3,980
2.250% due 08/15/2027	27,010	28,893
2.625% due 12/31/2025	22,058	23,850
2.625% due 02/15/2029	273,573	300,043
3.000% due 09/30/2025	54,700	59,892
3.000% due 10/31/2025 (j)	15,086	16,531

Total U.S. Treasury Obligations (Cost $1,132,935)		1,199,633

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Assets Trust
0.302% due 10/25/2046 •	188	125
0.472% due 05/25/2046 ^•	456	410
American Home Mortgage Investment Trust
1.671% due 09/25/2045 •	20	20
2.171% due 02/25/2045 •	53	54
Banc of America Funding Trust
0.473% due 10/20/2036 •	249	210
3.348% due 01/20/2047 ^~	16	15
Bear Stearns ALT-A Trust
2.578% due 07/25/2035 ~	2,596	2,139
2.624% due 05/25/2035 ~	55	56
3.088% due 08/25/2036 ^~	451	388
Citigroup Commercial Mortgage Trust 1.897% due 09/10/2045 ~(a)	4,894	68
Citigroup Mortgage Loan Trust
0.412% due 01/25/2037 •	5,287	4,925
3.234% due 09/25/2037 ^~	2,465	2,440
Countrywide Alternative Loan Trust
0.432% due 11/25/2036 •«	3	0
0.513% due 03/20/2046 •	580	494
0.513% due 07/20/2046 ^•	340	271
0.642% due 05/25/2035 •	1,175	938
2.166% due 10/20/2035 •	196	158
2.504% due 06/25/2037 ~	271	247
Countrywide Home Loan Mortgage Pass-Through Trust
0.672% due 04/25/2035 •	55	52
0.732% due 03/25/2035 •	33	33
Credit Suisse First Boston Mortgage Securities Corp. 2.736% due 06/25/2033 ~	22	23
Credit Suisse Mortgage Capital Certificates 0.392% due 01/27/2037 •	1,078	781
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.592% due 02/25/2035 •	289	284
Downey Savings & Loan Association Mortgage Loan Trust
0.613% due 08/19/2045 •	147	143
2.506% due 07/19/2044 ~	14	14

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,496	4,165
First Horizon Alternative Mortgage Securities Trust 2.933% due 03/25/2035 ~		$41	32
GreenPoint Mortgage Funding Trust 0.272% due 01/25/2037 •		5,943	5,746
GSMSC Pass-Through Trust 0.542% due 12/26/2036 •		3,413	2,226
GSR Mortgage Loan Trust 2.924% due 09/25/2035 ~		21	22
HarborView Mortgage Loan Trust 0.313% due 07/19/2047 •		7,396	7,152
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	12,182	16,937
HomeBanc Mortgage Trust 2.432% due 04/25/2037 ^~		$397	381
IndyMac Mortgage Loan Trust
0.392% due 06/25/2037 ^•		177	94
0.512% due 05/25/2046 •		589	576
0.872% due 05/25/2034 •		3	3
2.880% due 12/25/2034 ~		8	9
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		2,208	1,646
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		2,343	2,328
JP Morgan Mortgage Trust
2.453% due 02/25/2035 ~		9	9
6.000% due 01/25/2036 ^		290	207
London Wall Mortgage Capital PLC 0.936% due 11/15/2049 •	GBP	735	1,020
MF1 Ltd. 1.262% due 12/25/2034 •		$2,580	2,585
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		3,208	3,328
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,942	6,201
Residential Accredit Loans, Inc. Trust
0.242% due 02/25/2047 •		2,435	2,333
0.262% due 01/25/2037 •		3,712	3,454
0.277% due 12/25/2036 •		90	88
0.412% due 01/25/2037 •		5,376	5,185
1.402% due 11/25/2037 ~		5,491	5,251
3.187% due 09/25/2034 ~		2,142	2,239
5.000% due 09/25/2036 ^		181	170
6.000% due 03/25/2037 ^		2,246	2,161
Residential Asset Securitization Trust 5.500% due 09/25/2035 ^		3,116	2,268
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	3,852	5,340
Structured Adjustable Rate Mortgage Loan Trust 1.516% due 01/25/2035 ^•		$60	56
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •		8,082	7,590
0.472% due 07/25/2046 ^•		2,510	2,049
0.532% due 05/25/2036 •		81	79
0.532% due 05/25/2046 •		407	214
0.593% due 07/19/2035 •		43	43
0.652% due 02/25/2036 ^•		183	176
1.979% due 02/25/2036 ^•		763	755
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.337% due 06/25/2033 ~		5	5
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	700	971
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		17,350	24,083
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		5,364	7,460
UBS-Barclays Commercial Mortgage Trust 1.045% due 03/10/2046 ~(a)		$21,151	214
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 10/25/2045 •		529	530
0.672% due 12/25/2045 •		9,091	8,670
0.712% due 01/25/2045 •		27	27
0.732% due 01/25/2045 •		27	27
Washington Mutual Mortgage Pass-Through Certificates Trust
0.946% due 11/25/2046 •		2,464	2,254
0.966% due 10/25/2046 ^•		3,818	3,461

Total Non-Agency Mortgage-Backed Securities (Cost $143,021)			156,108

ASSET-BACKED SECURITIES 15.3%
Aames Mortgage Investment Trust
1.082% due 07/25/2035 •		4,383	4,387
2.117% due 01/25/2035 •		3,407	3,327

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust 0.332% due 12/25/2036 •		12,366	8,891
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.767% due 10/25/2035 •		499	499
0.797% due 10/25/2035 •		9,230	9,076
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.857% due 10/25/2035 •		7,316	7,306
1.112% due 10/25/2034 •		788	788
1.217% due 11/25/2034 •		2,887	2,860
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		2,581	2,418
Asset-Backed Funding Certificates Trust 0.782% due 07/25/2035 •		708	709
Asset-Backed Securities Corp. Home Equity Loan Trust 1.187% due 02/25/2035 •		954	962
Avery Point CLO Ltd. 1.170% due 07/17/2026 •		616	617
Bear Stearns Asset-Backed Securities Trust
0.767% due 08/25/2036 •		3,825	3,824
3.054% due 10/25/2036 ~		229	229
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •	EUR	2,000	2,372
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		$2,945	2,977
Citigroup Mortgage Loan Trust, Inc.
0.512% due 08/25/2036 •		13,796	13,517
0.707% due 10/25/2035 •		50	52
Countrywide Asset-Backed Certificates
0.232% due 06/25/2035 •		3,857	3,643
0.272% due 11/25/2047 ^•		1,620	1,541
0.292% due 06/25/2047 ^•		2,643	2,475
0.302% due 05/25/2047 ^•		4,690	4,508
0.312% due 09/25/2037 ^•		861	865
0.342% due 06/25/2047 •		2,703	2,618
0.372% due 03/25/2037 •		2,524	2,581
0.492% due 08/25/2036 •		2,400	2,392
0.652% due 09/25/2036 •		406	406
0.752% due 04/25/2036 •		5,132	5,136
1.127% due 12/25/2035 •		4,948	4,939
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •		4	4
0.962% due 09/25/2034 •		332	333
Fremont Home Loan Trust
0.227% due 10/25/2036 •		2,579	2,374
0.752% due 01/25/2036 •		337	331
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •		7	4
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		761	764
GSAA Home Equity Trust 1.157% due 06/25/2035 •		4,858	4,817
GSAMP Trust
0.272% due 11/25/2035 •		47	7
0.572% due 03/25/2046 •		8,767	8,750
0.592% due 05/25/2046 •		12,290	11,933
1.892% due 06/25/2035 •		6,730	6,801
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	2,000	2,370
Home Equity Loan Trust 0.432% due 04/25/2037 •		$10,740	9,087
HSI Asset Securitization Corp. Trust 0.292% due 07/25/2036 •		4,412	2,586
JP Morgan Mortgage Acquisition Trust
0.352% due 03/25/2037 •		380	378
0.497% due 05/25/2036 •		1,700	1,674
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	900	1,067
Lehman XS Trust 0.412% due 05/25/2036 •		$3,058	3,388
Long Beach Mortgage Loan Trust
0.262% due 12/25/2036 •		10,330	5,278
0.612% due 08/25/2045 •		947	943
0.737% due 11/25/2035 •		328	326
0.827% due 08/25/2035 •		74	74
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	1,100	1,306
MASTR Asset-Backed Securities Trust
0.312% due 11/25/2036 •		$19,150	8,845
0.842% due 10/25/2035 ^•		10,158	10,066
Merrill Lynch Mortgage Investors Trust
0.202% due 07/25/2037 •		14,564	7,736
0.202% due 08/25/2037 •		5,425	3,518
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 10/25/2036 •		865	824

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

0.222% due 02/25/2037 •	4,249	3,787
0.252% due 09/25/2036 •	996	571
0.797% due 12/25/2034 •	956	905
Nassau Ltd. 1.334% due 10/15/2029 •	4,900	4,892
NovaStar Mortgage Funding Trust 1.172% due 06/25/2035 •	2,816	2,837
Option One Mortgage Loan Trust 0.632% due 01/25/2036 •	7,578	7,397
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.142% due 10/25/2034 •	1,749	1,749
1.892% due 12/25/2034 •	1,174	1,189
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	12,593	5,243
Residential Asset Mortgage Products Trust
0.532% due 12/25/2035 •	707	664
0.782% due 10/25/2035 •	6,694	6,669
Residential Asset Securities Corp. Trust
0.362% due 08/25/2036 •	14,574	14,218
0.797% due 11/25/2035 •	4,493	4,403
Securitized Asset-Backed Receivables LLC Trust
0.262% due 08/25/2036 ^•	656	290
0.572% due 07/25/2036 •	6,254	3,631
0.752% due 08/25/2035 ^•	1,766	1,447
1.142% due 03/25/2035 •	2,525	2,316
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	7,190	7,434
Soundview Home Loan Trust
0.252% due 10/25/2036 •	1,172	1,168
0.272% due 02/25/2037 •	689	258
0.557% due 02/25/2036 •	4,566	4,427
Structured Asset Investment Loan Trust
0.222% due 07/25/2036 •	1,112	906
0.242% due 09/25/2036 •	1,251	1,229
1.022% due 06/25/2035 •	9,716	9,574
1.042% due 08/25/2033 •	10,553	10,503
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 03/25/2036 •	382	370
0.262% due 12/25/2036 •	1,285	1,266
1.592% due 04/25/2035 •	92	93
TICP CLO Ltd. 1.028% due 04/20/2028 •	2,799	2,801
Towd Point Mortgage Trust 1.092% due 10/25/2059 •	3,494	3,524
Venture CLO Ltd.
1.064% due 04/15/2027 •	3,787	3,780
1.208% due 04/20/2029 •	7,929	7,925
WaMu Asset-Backed Certificates WaMu Trust 0.317% due 05/25/2037 •	4,846	4,578
Wind River CLO Ltd. 1.054% due 10/15/2027 •	1,635	1,636

Total Asset-Backed Securities (Cost $291,132)		315,179

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond 4.750% due 01/14/2050	5,058	4,922
Israel Government International Bond 4.125% due 01/17/2048	1,300	1,567
Saudi Government International Bond
3.450% due 02/02/2061	3,700	3,703
4.000% due 04/17/2025	2,900	3,207
4.500% due 10/26/2046	600	705
5.000% due 04/17/2049	1,300	1,646

Total Sovereign Issues (Cost $14,759)		15,750

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	600,000	719
6.750% due 04/25/2022 •(f)(g)	200,000	248
JPMorgan Chase & Co.
3.656% (US0003M + 3.470%) due 07/30/2021 ~(f)	1,921,000	1,928
4.600% due 02/01/2025 •(f)	1,555,000	1,614
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(f)	949,200	1,518

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $5,496)			6,027

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
ISRAEL TREASURY BILLS 0.6%
0.005% due 02/28/2022 - 06/08/2022 (c)(d)	ILS	39,400	12,084

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.028% due 09/07/2021 (c)(d)(h)		$1,334	1,334

Total Short-Term Instruments (Cost $13,324)			13,418

Total Investments in Securities (Cost $1,890,868)			2,011,792

		SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short Asset Portfolio		11,105,780	111,302
PIMCO Short-Term Floating NAV Portfolio III		4,106,572	40,495

Total Short-Term Instruments (Cost $151,849)			151,797

Total Investments in Affiliates (Cost $151,849)			151,797

Total Investments 105.2% (Cost $2,042,717)			$2,163,589
Financial Derivative Instruments (i)(k) 14.3%(Cost or Premiums, net $(11,452))			294,137
Other Assets and Liabilities, net (19.5)%			(401,687)

Net Assets 100.0%			$2,056,039

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$9,600	$(10,567)	$(10,523)

Sovereign Issues (1.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	28,000	(26,562)	(27,200)

Total Short Sales (1.8)%	$(37,129)	$(37,723)

(h)	Securities with an aggregate market value of $894 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $89 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	852	$852	$(214)	$(197)

Total Written Options	$(214)	$(197)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	214	$28,355	$202	$50	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	173	$(92)	$(32)	$6	$(37)
Euro-Bund 10-Year Bond September Futures	09/2021	25	(5,117)	(33)	6	(16)
Mini MSCI EAFE Index September Futures	09/2021	79	(9,101)	238	70	0
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	173	(35)	22	26	(3)
U.S. Treasury 2-Year Note September Futures	09/2021	4,693	(1,033,963)	1,640	0	(110)
U.S. Treasury 5-Year Note September Futures	09/2021	3,171	(391,396)	987	0	(198)
U.S. Treasury 30-Year Bond September Futures	09/2021	1,568	(252,056)	(7,965)	0	(1,029)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	133	(25,627)	(1,249)	0	(150)
United Kingdom Long Gilt September Futures	09/2021	24	(4,253)	(45)	0	(5)

$(6,437)	$108	$(1,548)

Total Futures Contracts	$(6,235)	$158	$(1,548)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.153%	$3,100	$87	$(20)	$67	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	6,600	75	(248)	(173)	0	(4)

$162	$(268)	$(106)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$600	$(15)	$0	$(15)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,200	$(154)	$9	$(145)	$0	$(4)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	5,300	(191)	54	(137)	0	(4)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	900	80	13	93	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	20,000	448	67	515	3	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	25,200	3,418	340	3,758	0	(32)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	5,800	173	17	190	0	(1)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	12,000	366	17	383	0	(2)

$4,140	$517	$4,657	$3	$(43)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	40,400	$(158)	$288	$130	$87	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	31,200	1,037	(170)	867	0	(4)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	828,500	(790)	(369)	(1,159)	0	(42)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023	172,400	0	(128)	(128)	0	(43)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	27,200	0	(178)	(178)	0	(5)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		54,400	0	(355)	(355)	0	(9)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		198,400	5,891	(3,061)	2,830	32	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		24,050	2,425	(270)	2,155	146	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		7,000	105	(142)	(37)	45	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	25,500	0	(14)	(14)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		36,200	0	(19)	(19)	2	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		36,200	0	(17)	(17)	2	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		36,200	0	(15)	(15)	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		36,200	0	1	1	2	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		72,900	24	(2)	22	3	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$182,900	3,126	4,176	7,302	7	0
Pay(7)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		487,200	0	(2,614)	(2,614)	150	0
Pay(7)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		1,079,000	0	(7,464)	(7,464)	355	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		209,970	433	(6,485)	(6,052)	0	(47)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		1,617,400	(56,482)	26,082	(30,400)	0	(570)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		4,300	(292)	(79)	(371)	0	(2)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		87,000	2,586	(2,075)	511	45	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		319,500	(1,002)	(4,323)	(5,325)	259	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(3,515)	(1,042)	(4,557)	0	(91)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		350,600	7,415	(4,239)	3,176	300	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		82,400	(4,882)	881	(4,001)	98	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	(2,978)	(7,173)	0	(136)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		29,500	423	(1,294)	(871)	0	(65)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		644,400	29,353	(36,666)	(7,313)	1,546	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		173,200	1,361	4,091	5,452	0	(613)
Receive(7)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		104,300	0	1,597	1,597	0	(289)
Receive(7)	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		276,300	0	7,239	7,239	0	(773)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,900	378	(645)	(267)	23	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		26,400	5,384	(1,918)	3,466	0	(142)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	13,600	108	305	413	41	0
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	42,800	(595)	(32)	(627)	82	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		15,500	(240)	111	(129)	0	(70)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	2,167,000	(1,322)	464	(858)	0	(42)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	9,100	91	(10)	81	10	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		23,500	(17)	8	(9)	34	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	4,900	46	89	135	11	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	118	295	16	0
Pay	UKRPI	3.595	Maturity	11/15/2028		2,400	69	45	114	6	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	142	366	19	0
Pay	UKRPI	3.480	Maturity	01/15/2030		36,700	33	(160)	(127)	111	0
Pay	UKRPI	3.415	Maturity	02/15/2030		19,000	0	(394)	(394)	59	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,200	0	68	68	0	(4)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,200	0	107	107	0	(7)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,100	0	41	41	0	(4)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,100	0	(340)	(340)	16	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(221)	(221)	12	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,200	0	(303)	(303)	16	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,900	0	(206)	(206)	14	0
Receive	UKRPI	3.000	Maturity	11/15/2050		900	0	295	295	0	(14)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	462	462	0	(26)
Receive	UKRPI	3.143	Maturity	11/15/2050		800	0	173	173	0	(13)

							$(12,801)	$(31,445)	$(44,246)	$3,552	$(3,011)

Total Swap Agreements							$(8,514)	$(31,196)	$(39,710)	$3,555	$(3,058)

(j)	Securities with an aggregate market value of $46,909 and cash of $5,515 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	CAD	32,259		$26,595	$572	$0
	07/2021	DKK	114,477		18,213	0	(41)
	07/2021		$25,184	AUD	33,444	0	(102)
	07/2021		6,486	JPY	717,600	0	(26)
	07/2021		13,547	NOK	116,142	0	(58)
	07/2021		1,629	SEK	13,805	0	(16)
	08/2021	AUD	33,444		$25,187	101	0
	08/2021	NOK	116,142		13,549	58	0
	08/2021		$504	RUB	37,924	10	0
	09/2021	HKD	459,738		$59,259	39	0
	09/2021		$1,059	RUB	77,230	0	(15)
BPS	07/2021	AUD	150,944		$117,304	4,103	0
	07/2021	SEK	169,827		20,487	643	0
	07/2021		$21,885	EUR	18,320	0	(162)
	07/2021		8,981	JPY	987,300	0	(94)
	07/2021		5,043	NZD	7,208	0	(5)
	07/2021		388	RUB	28,974	6	0
	07/2021		1,024	SEK	8,725	0	(5)
	08/2021	NZD	7,208		$5,043	5	0
	09/2021		$990	TWD	27,453	0	(1)
	11/2021	ILS	10,902		$3,328	0	(22)
	11/2021	MXN	20,115		996	4	0
BRC	07/2021		$5,361	GBP	3,799	0	(106)
	08/2021		49	MXN	1,026	2	0
	09/2021		1,803	HKD	13,993	0	(1)
CBK	07/2021	CHF	183,882		$205,083	6,345	0
	07/2021	DKK	97,932		15,531	0	(85)
	07/2021	NOK	116,142		13,905	416	0
	07/2021	RUB	81,425		1,111	1	0
	07/2021		$30,287	CAD	37,247	0	(239)
	07/2021		193,756	CHF	178,377	0	(969)
	07/2021		2,673	JPY	293,000	0	(35)
	07/2021		352	RUB	27,213	19	0
	08/2021	CAD	37,247		$30,286	239	0
	08/2021	CHF	178,377		193,920	969	0
	08/2021		$460	RUB	34,573	9	0
	09/2021	IDR	8,896,080		$606	1	0
	09/2021		$11,395	ZAR	156,722	0	(525)
	11/2021		10,712	MXN	218,577	57	0
	02/2022	ILS	6,999		$2,138	0	(17)
	04/2022		28,400		8,667	0	(84)
	06/2022		4,000		1,235	1	0
GLM	07/2021	BRL	69,255	EUR	11,727	0	(18)
	07/2021		105,962		$21,183	0	(121)
	07/2021	EUR	10,672	BRL	69,255	1,269	0
	07/2021	GBP	278,120		$393,185	8,462	0
	07/2021		$20,974	BRL	105,962	330	0
	07/2021		27,044	CAD	32,620	0	(729)
	07/2021		3,620	CHF	3,255	0	(102)
	07/2021		1,028	DKK	6,310	0	(22)
	07/2021		9,507	JPY	1,052,600	0	(32)
	07/2021		707	RUB	54,548	37	0
	08/2021	BRL	105,962		$20,907	0	(325)
	08/2021	EUR	11,682	BRL	69,255	15	0
	08/2021		$845	RUB	62,936	11	(2)
	09/2021	HKD	88,665		$11,429	8	0
	09/2021	TWD	55,074		2,010	25	0
	09/2021		$3,460	HKD	26,856	0	(1)
	09/2021		1,343	RUB	98,436	0	(13)
	09/2021		5,517	ZAR	75,945	0	(249)
HUS	07/2021	JPY	37,618,247		$344,847	6,234	0
	07/2021		$2,905	AUD	3,770	0	(78)
	07/2021		888	CAD	1,100	0	(1)
	07/2021		13,646	EUR	11,260	0	(294)
	07/2021		369,763	GBP	267,087	0	(302)
	07/2021		1,498	SEK	12,520	0	(35)
	08/2021	GBP	264,163		$365,650	199	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

08/2021	$1,036	RUB	78,018	23	0
09/2021	KRW	189,986	$170	2	0
09/2021	$555	RUB	40,663	0	(6)
09/2021	1,588	TWD	43,953	0	(4)
11/2021	ILS	11,178	$3,446	11	0
IND	12/2021	$1,510	SGD	1,998	0	(24)
JPM	07/2021	DKK	109,181	$17,318	0	(92)
07/2021	ILS	2,018	621	2	0
07/2021	NZD	7,208	5,261	222	0
07/2021	TRY	3,182	361	0	0
07/2021	$14,735	DKK	91,800	0	(97)
10/2021	DKK	91,800	$14,761	97	0
10/2021	$9,947	MXN	209,236	425	0
MYI	07/2021	DKK	4,295	$705	20	0
07/2021	EUR	4,401	5,369	150	0
07/2021	JPY	19,422,081	178,416	3,592	0
07/2021	$23,775	AUD	31,421	0	(211)
07/2021	17,478	DKK	108,828	0	(124)
07/2021	3,738	GBP	2,674	0	(39)
07/2021	13,285	JPY	1,454,700	0	(191)
07/2021	350	RUB	26,780	15	0
08/2021	AUD	27,591	$20,873	178	0
10/2021	DKK	108,828	17,508	124	0
RBC	08/2021	EUR	310,364	368,302	45	0
RYL	10/2021	$1,762	DKK	10,990	0	(7)
SCX	07/2021	AUD	1,763	$1,360	38	0
07/2021	DKK	10,575	1,715	29	0
07/2021	SEK	133,000	16,043	502	0
07/2021	$1,999	AUD	2,629	0	(27)
07/2021	2,128	CAD	2,632	3	(7)
07/2021	3,760	CHF	3,452	0	(29)
08/2021	SEK	92,849	$10,860	7	0
09/2021	TWD	795,990	29,019	331	0
09/2021	$9,906	IDR	142,682,534	0	(197)
12/2021	6,842	SGD	9,057	0	(109)
SOG	07/2021	20,800	DKK	129,523	0	(147)
07/2021	400	RUB	31,083	23	0
08/2021	575	43,357	14	0
10/2021	DKK	129,523	$20,836	147	0
SSB	07/2021	BRL	105,962	19,971	0	(1,333)
07/2021	CHF	3,685	4,098	116	0
07/2021	SEK	371,530	45,001	1,589	0
07/2021	$2,718	CHF	2,483	0	(34)
07/2021	6,346	GBP	4,560	0	(38)
TOR	07/2021	CAD	38,980	$32,264	818	0
07/2021	EUR	637,813	780,270	23,984	0
07/2021	$353,801	JPY	39,138,196	0	(1,507)
08/2021	EUR	298,159	$353,818	43	0
08/2021	JPY	39,138,196	353,896	1,509	0
08/2021	$1,018	CAD	1,260	0	(1)
UAG	07/2021	AUD	52,302	$40,542	1,318	0
07/2021	$101,453	AUD	133,745	0	(1,150)
07/2021	5,001	EUR	4,111	0	(126)
07/2021	121,020	JPY	13,396,932	0	(430)
07/2021	1,148	RUB	88,056	52	0
07/2021	32,048	SEK	273,229	0	(122)
08/2021	AUD	133,745	$101,466	1,148	0
08/2021	JPY	13,396,932	121,052	430	0
08/2021	SEK	273,229	32,058	122	0
09/2021	TWD	16,366	598	8	0
09/2021	$548	RUB	40,174	0	(5)

Total Forward Foreign Currency Contracts	$67,327	$(10,989)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	21,626	$131	$110

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	330,100	$776	$712
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	160,000	1,536	1,069

$2,312	$1,781

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,600	$15	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	2,000	19	8
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,600	15	10
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	2,100	11	0

$60	$18

Total Purchased Options	$2,503	$1,909

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	3,300	$(3)	$(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	3,100	(3)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	700	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	2,800	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,300	(2)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	3,400	(3)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	3,400	(4)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	5,400	(3)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	5,400	(7)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,900	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	8,800	(12)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	5,300	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,700	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,800	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,700	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	7,500	(8)	(5)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	900	(4)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,100	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	3,400	(3)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	5,100	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	5,100	(6)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	11,500	(12)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	4,200	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	4,200	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	3,400	(5)	(1)
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,400	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	4,700	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,900	(6)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	3,400	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,300	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	2,900	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	3,300	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	5,000	(5)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	3,000	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,400	(3)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,800	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,000	(4)	(2)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	700	(2)	0

$(168)	$(45)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	25,052	$(558)	$(135)
Call - OTC USD versus MXN	23.100	12/16/2021	25,052	(458)	(130)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	21,969	(224)	(92)
Call - OTC USD versus CNH	7.000	12/16/2021	21,969	(224)	(28)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	18,885	(373)	(81)
Call - OTC USD versus MXN	23.000	12/09/2021	18,885	(373)	(97)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	43,252	(131)	(96)

$(2,341)	$(659)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	22,100	$(263)	$(42)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	47,300	(602)	(66)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,900	(15)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	1,500	(11)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	320,100	(1,536)	(979)

$(2,427)	$(1,087)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$101.367	08/05/2021	1,200	$(4)	$(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	4,600	(15)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	4,000	(25)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	1,200	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	1,200	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,400	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	5,200	(16)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,400	(3)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	1,300	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	4,100	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	1,300	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	1,200	(7)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	4,700	(17)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	1,200	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	400	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	1,300	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	1,700	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	2,800	(9)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	2,900	(10)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	1,000	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	4,900	(31)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	7,400	(32)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	7,400	(17)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	2,500	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	2,200	(10)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	3,000	(13)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	3,000	(9)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	1,400	(4)	(3)

$(291)	$(101)

Total Written Options	$(5,227)	$(1,892)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	NDDUEAFE Index	48,660	0.044% (3-Month USD-LIBOR less a specified spread)	Maturity	11/04/2021	$294,649	$0	$71,444	$71,444	$0
CBK	Receive	NDDUEAFE Index	16,132	0.030% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	99,561	0	21,760	21,760	0
	Receive	NDDUEAFE Index	13,299	0.051% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/25/2022	101,001	0	(910)	0	(910)
	Receive	NDDUEAFE Index	29,161	0.030% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	225,006	0	(5,531)	0	(5,531)
HUS	Receive	NDDUEAFE Index	13,707	0.066% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	82,557	0	20,555	20,555	0
MYI	Receive	NDDUEAFE Index	27,392	(0.010)% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/21/2021	203,039	0	3,130	3,130	0
	Receive	NDDUEAFE Index	1,229	0.040% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	9,182	0	68	68	0
	Receive	NDDUEAFE Index	25,546	0.030% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	157,661	0	34,459	34,459	0
	Receive	NDDUEAFE Index	9,708	0.020% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	72,477	0	588	588	0
	Receive	NDDUEAFE Index	26,042	0.030% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	200,940	0	(4,940)	0	(4,940)
UAG	Receive	NDDUEAFE Index	62,423	0.017% (3-Month USD-LIBOR less a specified spread)	Maturity	10/13/2021	371,307	0	98,249	98,249	0

Total Swap Agreements								$0	$238,872	$250,253	$(11,381)

(l)

Securities with an aggregate market value of $402 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$137,038	$0	$137,038
Industrials	0	68,055	0	68,055
Utilities	0	17,174	0	17,174
Municipal Bonds & Notes
California	0	3,049	0	3,049
Illinois	0	4,694	0	4,694
Pennsylvania	0	136	0	136
Texas	0	1,600	0	1,600
U.S. Government Agencies	0	73,931	0	73,931
U.S. Treasury Obligations	0	1,199,633	0	1,199,633
Non-Agency Mortgage-Backed Securities	0	156,108	0	156,108
Asset-Backed Securities	0	315,179	0	315,179
Sovereign Issues	0	15,750	0	15,750
Preferred Securities
Banking & Finance	0	6,027	0	6,027
Short-Term Instruments
Israel Treasury Bills	0	12,084	0	12,084
U.S. Treasury Cash Management Bills	0	1,334	0	1,334

	$0	$2,011,792	$0	$2,011,792
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$151,797	$0	$0	$151,797

Total Investments	$151,797	$2,011,792	$0	$2,163,589

Short Sales, at Value - Liabilities
Sovereign Issues	0	(27,200)	0	(27,200)
U.S. Government Agencies	0	(10,523)	0	(10,523)

	$0	$(37,723)	$0	$(37,723)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	108	3,605	0	3,713
Over the counter	0	319,489	0	319,489

	$108	$323,094	$0	$323,202
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(4,742)	0	(4,803)
Over the counter	0	(24,262)	0	(24,262)

	$(61)	$(29,004)	$0	$(29,065)

Total Financial Derivative Instruments	$47	$294,090	$0	$294,137

Totals	$151,844	$2,268,159	$0	$2,420,003

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.6% ¤
CORPORATE BONDS & NOTES 15.8%
BANKING & FINANCE 9.3%
Aviation Capital Group LLC 5.500% due 12/15/2024		$400	$453
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		300	325
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		1,000	1,019
7.125% due 06/15/2025 •(e)(f)	GBP	500	792
8.000% due 06/15/2024 •(e)(f)		$300	341
Credit Suisse Group AG
3.750% due 03/26/2025		484	525
6.375% due 08/21/2026 •(e)(f)		200	223
7.250% due 09/12/2025 •(e)(f)		264	299
7.500% due 12/11/2023 •(e)(f)		200	222
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		1,188	1,201
1.375% due 09/03/2026 •	EUR	500	615
1.625% due 01/20/2027		800	998
1.750% due 01/17/2028		100	126
3.547% due 09/18/2031 •		$150	160
4.250% due 10/14/2021		1,254	1,268
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,607
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	286	373
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$600	617
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	208
4.300% due 03/08/2026		220	248
4.950% due 03/31/2030		800	966
ING Groep NV 5.750% due 11/16/2026 •(e)(f)		300	333
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	300	436
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,800	3,268
7.500% due 09/27/2025 •(e)(f)		500	586
Nationwide Building Society 4.363% due 08/01/2024 •		374	401
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,842
4.519% due 06/25/2024 •		1,100	1,182
4.892% due 05/18/2029 •		396	464
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	301
2.600% due 09/28/2022		300	306
2.650% due 07/13/2022		800	813
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		440	481
Standard Chartered PLC 1.456% due 01/14/2027 •		900	893
UBS AG
5.125% due 05/15/2024 (f)		462	510
7.625% due 08/17/2022 (f)		363	391
Wells Fargo & Co. 2.393% due 06/02/2028 •		5,800	6,019
Weyerhaeuser Co. 4.000% due 04/15/2030		900	1,025

			31,837

INDUSTRIALS 3.1%
AEP Transmission Co. LLC 3.650% due 04/01/2050		1,200	1,365
Aker BP ASA 2.875% due 01/15/2026		150	158
Baidu, Inc. 3.425% due 04/07/2030		1,000	1,084
BAT Capital Corp. 3.222% due 08/15/2024		100	106

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

BAT International Finance PLC 3.950% due 06/15/2025		30	33
Boeing Co. 2.750% due 02/01/2026		200	209
Charter Communications Operating LLC
3.900% due 06/01/2052		400	409
4.908% due 07/23/2025		132	150
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		200	219
CSN Resources S.A. 7.625% due 02/13/2023		250	260
CVS Health Corp. 3.625% due 04/01/2027		1,400	1,552
DAE Funding LLC
1.625% due 02/15/2024		400	407
2.625% due 03/20/2025		200	204
3.375% due 03/20/2028		200	205
Equinor ASA 3.125% due 04/06/2030		1,400	1,526
Expedia Group, Inc. 6.250% due 05/01/2025		44	51
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	215
Kraft Heinz Foods Co.
5.000% due 07/15/2035		22	27
5.200% due 07/15/2045		22	27
MPLX LP 2.650% due 08/15/2030		300	303
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		600	660
4.810% due 09/17/2030		200	226
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		300	307
T-Mobile USA, Inc.
2.250% due 02/15/2026		200	202
3.375% due 04/15/2029		300	310
3.500% due 04/15/2031		200	207

			10,422

UTILITIES 3.4%
AT&T, Inc. 2.250% due 02/01/2032		500	491
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		700	858
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050		1,700	1,934
Exelon Corp. 4.050% due 04/15/2030		2,100	2,394
Idaho Power Co. 4.200% due 03/01/2048		1,000	1,220
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		1,300	1,303
3.000% due 06/15/2028		200	201
4.550% due 07/01/2030		200	214
Petrobras Global Finance BV 5.093% due 01/15/2030		446	487
Sprint Corp. 7.875% due 09/15/2023		600	683
Vodafone Group PLC 2.500% due 05/24/2039	EUR	500	694
Xcel Energy, Inc. 3.400% due 06/01/2030		$1,100	1,208

			11,687

Total Corporate Bonds & Notes (Cost $50,142)			53,946

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040		350	527

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		21	24

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	29

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $391)		580

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.442% due 07/25/2037 •	1	1
0.472% due 07/25/2037 •	2	2
0.492% due 09/25/2035 •	4	4
0.502% due 09/25/2035 •	7	7
0.812% due 06/25/2037 •	13	13
2.310% due 08/01/2022	21	22
4.000% due 04/25/2042	493	561
Freddie Mac
0.643% due 06/15/2041 •	59	60
0.773% due 08/15/2037 •	11	11
0.783% due 10/15/2037 •	2	2
0.793% due 05/15/2037 - 09/15/2037 •	13	14
4.000% due 07/15/2042	427	498
5.000% due 03/01/2038	155	178
5.500% due 07/01/2028 - 07/01/2038	38	42
Ginnie Mae
0.500% due 11/20/2062 •	307	305
3.500% due 01/15/2042 - 06/15/2045	388	415
5.000% due 08/15/2038 - 05/15/2039	48	56
6.000% due 08/15/2037	16	18
Ginnie Mae, TBA 5.000% due 07/01/2051	4,900	5,280
Small Business Administration
4.430% due 05/01/2029	10	11
5.290% due 12/01/2027	2	2
6.220% due 12/01/2028	2	2
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 10/01/2048	4,242	4,485
4.000% due 07/01/2025 - 09/01/2025	21	23
4.500% due 06/01/2023 - 10/01/2041	196	217
5.500% due 02/01/2022 - 09/01/2041	554	637
6.000% due 07/01/2036 - 05/01/2041	164	193
6.500% due 10/01/2035	8	9
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2051	5,300	5,707

Total U.S. Government Agencies (Cost $18,320)		18,775

U.S. TREASURY OBLIGATIONS 32.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	2,100	1,887
3.000% due 08/15/2048	154	184
3.000% due 02/15/2049	6,800	8,143
4.625% due 02/15/2040	1,807	2,595
U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043	116	139
0.750% due 02/15/2045	454	560
1.000% due 02/15/2048	3,501	4,679
1.000% due 02/15/2049	734	990
1.375% due 02/15/2044	802	1,108
U.S. Treasury Notes
0.375% due 12/31/2025 (h)	800	785
0.375% due 01/31/2026	2,100	2,058
0.500% due 02/28/2026	3,400	3,349
1.375% due 09/30/2023	11,340	11,616
1.625% due 02/15/2026	100	104
1.750% due 12/31/2024 (h)	2,100	2,186
1.875% due 07/31/2022	8,352	8,513
2.000% due 07/31/2022	2,970	3,031
2.000% due 04/30/2024	300	313
2.000% due 11/15/2026	7,329	7,736
2.125% due 05/15/2025	1,711	1,807
2.250% due 08/15/2027	6,800	7,274
2.375% due 08/15/2024	3,862	4,089
2.375% due 05/15/2029	7,000	7,555
2.625% due 12/31/2025	200	216
2.625% due 02/15/2029	23,656	25,945
2.875% due 09/30/2023	1,360	1,439
2.875% due 11/30/2023 (h)	1,180	1,252
3.000% due 09/30/2025	600	657
3.000% due 10/31/2025 (h)	600	658

Total U.S. Treasury Obligations (Cost $102,987)		110,868

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Assets Trust 0.282% due 10/25/2046 •	2,561	1,627
BCAP LLC Trust 3.283% due 03/27/2037 ~	203	177

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •		9	8
0.412% due 06/25/2046 ^•		319	300
0.432% due 04/25/2037 •		251	244
2.966% due 11/25/2035 ^~		1,632	1,577
ChaseFlex Trust 0.392% due 07/25/2037 •		1,212	1,122
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 07/25/2036 •		138	134
Citigroup Mortgage Loan Trust 3.047% due 06/25/2036 ^~		26	27
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •		11	10
0.272% due 05/25/2047 •		64	62
0.332% due 08/25/2047 •		1,322	1,298
0.442% due 05/25/2037 ^•		643	218
1.116% due 02/25/2036 •		7	6
1.949% due 03/25/2047 ^•		1,881	1,647
6.000% due 12/25/2034		734	725
Countrywide Home Loan Mortgage Pass-Through Trust
2.665% due 02/20/2035 ~		1	1
2.800% due 11/25/2034 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.242% due 03/25/2037 ^•		376	376
First Horizon Mortgage Pass-Through Trust 3.144% due 11/25/2037 ^~		185	181
GSR Mortgage Loan Trust
2.793% due 09/25/2035 ~		11	11
2.848% due 11/25/2035 ~		1	1
6.000% due 03/25/2037 ^		2	1
6.250% due 10/25/2036 ^		109	110
IndyMac Mortgage Loan Trust
0.362% due 10/25/2036 •		182	104
0.492% due 11/25/2046 •		755	720
JP Morgan Mortgage Trust
2.801% due 08/25/2034 ~		10	11
2.801% due 07/25/2035 ~		190	191
Merrill Lynch Mortgage Investors Trust 3.159% due 09/25/2035 ^~		22	21
Morgan Stanley Mortgage Loan Trust 0.372% due 01/25/2036 •		342	229
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		2	1
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		355	331
0.462% due 08/25/2036 •		97	92
1.476% due 09/25/2045 •		9	9
6.000% due 03/25/2037 ^		1,035	996
Structured Adjustable Rate Mortgage Loan Trust 0.392% due 02/25/2037 •		174	175
Structured Asset Mortgage Investments Trust 0.352% due 03/25/2037 •		4	2
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	300	416
Wachovia Mortgage Loan Trust LLC 2.477% due 10/20/2035 ~		$69	51
WaMu Mortgage Pass-Through Certificates Trust
1.036% due 09/25/2046 ^•		970	958
1.116% due 02/25/2046 •		19	19
1.316% due 11/25/2042 •		11	11
2.621% due 01/25/2037 ^~		66	60
3.076% due 08/25/2046 ^~		415	413

Total Non-Agency Mortgage-Backed Securities (Cost $13,135)			14,675

ASSET-BACKED SECURITIES 14.5%
ACE Securities Corp. Home Equity Loan Trust
0.372% due 07/25/2036 •		401	331
4.592% due 08/25/2040 ^•		691	666
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	1,100	1,306
Ares European CLO DAC 0.780% due 10/15/2031 •		1,300	1,541
Argent Securities Trust
0.392% due 07/25/2036 •		$649	590
0.412% due 05/25/2036 •		3,109	1,145
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 01/25/2034 •		460	457
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •		52	52
Bear Stearns Asset-Backed Securities Trust 0.412% due 08/25/2036 •		151	147
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •	EUR	1,300	1,546
Cairn CLO BV
0.000% due 10/15/2031 •		400	474

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

0.600% due 04/30/2031 •		600	710
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		400	474
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		$367	371
Citigroup Mortgage Loan Trust 0.412% due 09/25/2036 •		1,149	975
Citigroup Mortgage Loan Trust, Inc. 0.962% due 07/25/2035 •		39	39
Countrywide Asset-Backed Certificates
0.252% due 12/25/2035 ^•		229	228
0.292% due 09/25/2047 ^•		448	434
0.382% due 01/25/2037 •		4,180	3,768
0.572% due 03/25/2036 •		98	95
0.752% due 04/25/2036 •		574	574
1.127% due 12/25/2035 •		770	769
1.157% due 07/25/2035 •		616	614
4.471% due 10/25/2046 ^~		126	126
Countrywide Asset-Backed Certificates Trust 0.572% due 05/25/2036 •		1,540	1,532
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	500	591
Ellington Loan Acquisition Trust 1.142% due 05/25/2037 •		$495	498
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		85	85
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	1,300	1,544
GSAMP Trust
0.162% due 12/25/2036 •		$5	3
0.322% due 01/25/2037 •		902	820
HSI Asset Securitization Corp. Trust 0.232% due 01/25/2037 •		585	525
MASTR Asset-Backed Securities Trust 0.142% due 01/25/2037 •		6	2
Merrill Lynch Mortgage Investors Trust
0.242% due 08/25/2037 •		1,272	832
0.352% due 02/25/2037 •		2,146	956
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •		2,352	1,442
0.307% due 03/25/2037 •		1,691	902
Mountain View CLO LLC 1.274% due 10/16/2029 •		800	800
Nassau Ltd. 1.334% due 10/15/2029 •		600	599
NovaStar Mortgage Funding Trust 0.592% due 09/25/2036 •		1,271	761
Option One Mortgage Loan Trust
0.312% due 04/25/2037 •		915	741
0.312% due 05/25/2037 •		525	390
0.632% due 01/25/2036 •		814	795
0.872% due 02/25/2035 •		1,267	1,263
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		211	111
Residential Asset Securities Corp. Trust 0.812% due 01/25/2036 •		2,200	2,152
Securitized Asset-Backed Receivables LLC Trust 0.572% due 07/25/2036 •		351	204
SG Mortgage Securities Trust 0.452% due 02/25/2036 •		1,797	1,149
Sound Point CLO Ltd. 1.163% due 01/23/2029 •		1,378	1,380
Soundview Home Loan Trust
0.172% due 06/25/2037 •		3	2
0.202% due 02/25/2037 •		1,606	591
0.242% due 03/25/2037 •		171	166
0.302% due 06/25/2037 •		622	510
Structured Asset Securities Corp. Mortgage Loan Trust
0.302% due 02/25/2037 •		549	527
0.322% due 05/25/2047 •		863	846
Symphony CLO Ltd. 1.064% due 04/15/2028 •		395	396
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		4,503	4,667
Venture CLO Ltd. 1.165% due 08/28/2029 •		1,300	1,300
WaMu Asset-Backed Certificates WaMu Trust 0.452% due 04/25/2037 •		4,649	2,371
Wells Fargo Home Equity Asset-Backed Securities Trust 0.842% due 12/25/2035 •		701	690

Total Asset-Backed Securities (Cost $47,048)			49,575

SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		256	92

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

0.125% due 07/09/2035 þ		469	150
0.125% due 07/09/2041 þ		1,629	583
1.000% due 07/09/2029		54	21
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	6
Brazil Government International Bond 4.750% due 01/14/2050		$582	566
Israel Government International Bond
0.750% due 07/31/2022	ILS	6,500	2,010
4.125% due 01/17/2048		$200	241
Japan Government International Bond 0.100% due 03/10/2028 (d)	JPY	1,352,383	12,490
Saudi Government International Bond
3.450% due 02/02/2061		$800	800
4.000% due 04/17/2025		374	414
5.000% due 04/17/2049		200	253

Total Sovereign Issues (Cost $17,922)			17,626

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(e)(f)		100,000	120
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(e)		225,000	226
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(e)		113,250	181

Total Preferred Securities (Cost $467)			527

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.5%
ISRAEL TREASURY BILLS 1.5%
(0.003)% due 10/06/2021 - 06/08/2022 (a)(b)	ILS	16,800	5,153

U.S. TREASURY BILLS 5.0%
0.023% due 08/10/2021 - 11/12/2021 (a)(b)(h)(j)		$17,100	17,098

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.015% due 09/21/2021 (b)(c)(j)		3,300	3,300

Total Short-Term Instruments (Cost $25,518)			25,551

Total Investments in Securities (Cost $275,930)			292,123

		SHARES
INVESTMENTS IN AFFILIATES 17.8%
SHORT-TERM INSTRUMENTS 17.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.8%
PIMCO Short Asset Portfolio		2,101,093	21,057
PIMCO Short-Term Floating NAV Portfolio III		4,008,806	39,531

Total Short-Term Instruments (Cost $60,542)			60,588

Total Investments in Affiliates (Cost $60,542)			60,588

Total Investments 103.4% (Cost $336,472)			$352,711
Financial Derivative Instruments (g)(i) (1.0)%(Cost or Premiums, net $(8,319))			(3,573)
Other Assets and Liabilities, net (2.4)%			(7,916)

Net Assets 100.0%			$341,222

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (1.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$3,900	$(4,293)	$(4,275)

Sovereign Issues (1.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,900	(3,700)	(3,788)

Total Short Sales (2.4)%	$(7,993)	$(8,063)

(1)	Payable for short sales includes $12 of accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	165	$165	$(41)	$(38)

Total Written Options	$(41)	$(38)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	5	$1,023	$9	$3	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	28	$(15)	$(5)	$1	$(6)
Mini MSCI EAFE Index September Futures	09/2021	66	(7,604)	189	59	0
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	28	(6)	4	4	(1)
U.S. Treasury 2-Year Note September Futures	09/2021	170	(37,454)	60	0	(4)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

U.S. Treasury 5-Year Note September Futures				09/2021	207		(25,550)	(12)		0	(13)
U.S. Treasury 10-Year Note September Futures				09/2021	380		(50,350)	(206)		0	(89)
U.S. Treasury 30-Year Bond September Futures				09/2021	170		(27,328)	(864)		0	(111)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2021	79		(15,222)	(742)		0	(89)
United Kingdom Long Gilt September Futures				09/2021	3		(532)	(5)		0	(1)

								$(1,581)		$64	$(314)

Total Futures Contracts								$(1,572)		$67	$(315)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%		Quarterly	12/20/2025		$3,200	$(76)	$(6)	$(82)	$0	$(1)
CDX.IG-36 5-Year Index	(1.000)		Quarterly	06/20/2026		59,400	(1,403)	(127)	(1,530)	0	(9)

							$(1,479)	$(133)	$(1,612)	$0	$(10)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	6,400	$(3)	$24	$21	$14	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		4,900	163	(27)	136	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	156,600	(149)	(70)	(219)	0	(8)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		35,100	0	(26)	(26)	0	(9)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	5,800	6	(44)	(38)	0	(1)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		11,600	13	(89)	(76)	0	(2)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		27,000	804	(419)	385	4	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,150	678	(306)	372	27	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	5,500	0	(3)	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		7,800	0	(4)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		7,800	0	(4)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		7,800	0	(3)	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,800	(4)	4	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,500	13	(8)	5	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$34,200	(358)	85	(273)	0	(2)
Pay(5)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		82,400	163	(605)	(442)	25	0
Pay(5)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		114,900	76	(871)	(795)	38	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		26,600	(1,160)	393	(767)	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		144,500	(5,035)	2,319	(2,716)	0	(51)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		24,700	(2,665)	534	(2,131)	0	(10)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		1,700	(147)	38	(109)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,700	63	(47)	16	1	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		7,600	(14)	(113)	(127)	18	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		71,900	2,375	(1,724)	651	62	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		21,400	(2,510)	663	(1,847)	0	(23)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		16,000	(946)	169	(777)	19	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		60,200	983	(1,666)	(683)	144	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		4,600	30	115	145	0	(38)
Receive(5)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		18,200	(166)	445	279	0	(50)
Receive(5)	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		29,400	56	715	771	0	(82)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,100	(25)	(50)	(75)	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		5,200	1,058	(375)	683	0	(28)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	2,600	21	58	79	8	0
Pay(5)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	6,700	(93)	(5)	(98)	13	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		2,500	(39)	18	(21)	0	(11)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,310,000	(363)	67	(296)	1	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		344,000	(212)	76	(136)	0	(7)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	1,700	17	(2)	15	2	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		4,600	(3)	1	(2)	7	0
Pay	UKRPI	3.959	Maturity	11/15/2028	GBP	5,500	553	(293)	260	14	0
Pay	UKRPI	3.480	Maturity	01/15/2030		8,600	435	(465)	(30)	26	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Pay	UKRPI	3.415	Maturity	02/15/2030	1,600	54	(87)	(33)	5	0
Receive	UKRPI	3.397	Maturity	11/15/2030	200	(1)	12	11	0	(1)
Receive	UKRPI	3.445	Maturity	11/15/2030	400	(5)	24	19	0	(1)
Receive	UKRPI	3.510	Maturity	11/15/2030	200	(5)	12	7	0	(1)
Pay	UKRPI	3.217	Maturity	11/15/2040	400	(5)	(60)	(65)	3	0
Pay	UKRPI	3.272	Maturity	11/15/2040	300	3	(44)	(41)	2	0
Pay	UKRPI	3.273	Maturity	11/15/2040	400	5	(60)	(55)	3	0
Pay	UKRPI	3.340	Maturity	11/15/2040	300	13	(46)	(33)	2	0
Receive	UKRPI	3.000	Maturity	11/15/2050	200	5	61	66	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050	300	(6)	93	87	0	(5)
Receive	UKRPI	3.143	Maturity	11/15/2050	100	(10)	32	22	0	(2)

$(6,337)	$(1,558)	$(7,895)	$445	$(343)

Total Swap Agreements	$(7,816)	$(1,691)	$(9,507)	$445	$(353)

(h)	Securities with an aggregate market value of $6,182 and cash of $1,903 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	CAD	4,545	$3,747	$80	$0
07/2021	MXN	16,134	812	4	0
08/2021	AUD	158	122	4	0
08/2021	EUR	10,937	13,286	305	0
08/2021	$682	EUR	571	0	(5)
08/2021	104	RUB	7,798	2	0
09/2021	205	14,983	0	(3)
BPS	07/2021	JPY	1,436,232	$13,132	204	0
07/2021	$124	RUB	9,235	2	0
08/2021	JPY	1,436,232	$12,943	12	0
09/2021	ZAR	10,347	719	1	0
BRC	07/2021	CHF	165	184	5	0
08/2021	$2	MXN	34	0	0
09/2021	IDR	6,601,478	$453	4	0
CBK	07/2021	$53	RUB	4,133	3	0
08/2021	95	7,109	2	0
09/2021	2,305	ZAR	31,696	0	(106)
10/2021	ILS	2,401	$726	0	(11)
11/2021	$1,928	MXN	39,350	10	0
02/2022	ILS	1,300	$397	0	(3)
04/2022	8,900	2,726	0	(16)
06/2022	4,200	1,296	1	0
08/2022	6,596	2,034	0	(3)
GLM	07/2021	BRL	6,073	EUR	1,028	0	(2)
07/2021	10,464	$2,092	0	(12)
07/2021	EUR	936	BRL	6,073	111	0
07/2021	$2,078	10,465	26	0
07/2021	3,792	CAD	4,574	0	(102)
07/2021	107	RUB	8,286	5	0
08/2021	BRL	10,464	$2,071	0	(26)
08/2021	EUR	1,024	BRL	6,073	1	0
08/2021	1,398	$1,665	6	0
08/2021	$132	RUB	9,930	2	0
09/2021	TWD	173,202	$6,322	80	0
09/2021	$261	RUB	19,127	0	(2)
09/2021	1,116	ZAR	15,359	0	(50)
HUS	07/2021	GBP	1,747	$2,478	62	0
08/2021	$216	EUR	178	0	(5)
08/2021	213	RUB	16,042	5	0
09/2021	108	7,889	0	(1)
12/2021	SGD	1,902	$1,416	2	0
IND	07/2021	RUB	33,983	469	6	0
JPM	07/2021	TRY	602	68	0	0
10/2021	$1,989	MXN	41,835	85	0
MYI	07/2021	91	RUB	6,943	4	0
SCX	07/2021	1,100	CAD	1,354	0	(8)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

09/2021	2,013	IDR	28,998,986	0	(40)
09/2021	1,458	TWD	40,354	0	(4)
12/2021	6,295	SGD	8,333	0	(100)
SOG	07/2021	61	RUB	4,721	4	0
08/2021	118	8,915	3	0
SSB	07/2021	BRL	10,464	$1,972	0	(132)
TOR	07/2021	CAD	7,095	5,872	149	0
08/2021	5,712	4,612	5	0
UAG	07/2021	$215	RUB	16,474	10	0
09/2021	106	7,794	0	(1)

Total Forward Foreign Currency Contracts	$1,205	$(632)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	4,831	$29	$25

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	75,900	$180	$164
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	30,200	290	201

$470	$365

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$103.234	08/05/2021	500	$3	$2

Total Purchased Options	$502	$392

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000%	07/21/2021	100	$(1)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	200	1	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	700	(1)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	700	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,000	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	1,100	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,300	(1)	(1)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	200	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	600	(1)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,000	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	1,000	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	2,200	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	800	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,000	(1)	(1)
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	300	1	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	900	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,100	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	300	1	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	100	1	0

$(33)	$(10)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	5,291	$(118)	$(29)
Call - OTC USD versus MXN	23.100	12/16/2021	5,291	(97)	(28)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	4,640	(47)	(19)
Call - OTC USD versus CNH	7.000	12/16/2021	4,640	(47)	(6)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	3,988	(79)	(17)
Call - OTC USD versus MXN	23.000	12/09/2021	3,988	(79)	(21)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	9,662	(29)	(21)

$(496)	$(141)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	4,900	$(60)	$(9)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	10,100	(128)	(14)
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	60,400	(290)	(185)

$(478)	$(208)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	900	$(4)	$(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	500	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	500	(2)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	900	(3)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	1,200	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	1,000	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	300	(1)	(1)

$(26)	$(13)

Total Written Options	$(1,033)	$(372)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.944%	EUR	300	$69	$(4)	$65	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	Receive	NDDUEAFE Index	1,723	0.015% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	$13,378	$0	$(410)	$0	$(410)
JPM	Receive	NDDUEAFE Index	853	0.004% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	6,302	0	118	118	0
	Receive	NDDUEAFE Index	4,496	0.007% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	34,068	0	(229)	0	(229)
	Receive	NDDUEAFE Index	11,238	0.017% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(572)	0	(572)
MEI	Receive	NDDUEAFE Index	3,464	0.062% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	26,248	0	(177)	0	(177)
	Receive	NDDUEAFE Index	11,238	0.072% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(573)	0	(573)
MYI	Receive	NDDUEAFE Index	3,171	0.040% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	23,691	0	174	174	0
UAG	Receive	NDDUEAFE Index	9,979	(0.195)% (3-Month USD-LIBOR less a specified spread)	Quarterly	09/15/2021	77,480	0	(2,368)	0	(2,368)

								$0	$(4,037)	$292	$(4,329)

Total Swap Agreements								$69	$(4,041)	$357	$(4,329)

(j)

Securities with an aggregate market value of $1,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$31,837	$0		$31,837
Industrials					0		10,422	0		10,422
Utilities					0		11,687	0		11,687
Municipal Bonds & Notes
California					0		527	0		527
Illinois					0		24	0		24
Nebraska					0		29	0		29
U.S. Government Agencies					0		18,775	0		18,775
U.S. Treasury Obligations					0		110,868	0		110,868
Non-Agency Mortgage-Backed Securities					0		14,675	0		14,675

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2021 (Unaudited)

Asset-Backed Securities	0	49,575	0	49,575
Sovereign Issues	0	17,626	0	17,626
Preferred Securities
Banking & Finance	0	527	0	527
Short-Term Instruments
Israel Treasury Bills	0	5,153	0	5,153
U.S. Treasury Bills	0	17,098	0	17,098
U.S. Treasury Cash Management Bills	0	3,300	0	3,300

	$0	$292,123	$0	$292,123
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$60,588	$0	$0	$60,588

Total Investments	$60,588	$292,123	$0	$352,711

Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,788)	0	(3,788)
U.S. Government Agencies	0	(4,275)	0	(4,275)

	$0	$(8,063)	$0	$(8,063)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	445	0	512
Over the counter	0	1,954	0	1,954

	$67	$2,399	$0	$2,466
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(697)	0	(706)
Over the counter	0	(5,333)	0	(5,333)

	$(9)	$(6,030)	$0	$(6,039)

Total Financial Derivative Instruments	$58	$(3,631)	$0	$(3,573)

Totals	$60,646	$280,429	$0	$341,075

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Alliant Holdings Intermediate LLC 3.354% (LIBOR03M + 3.250%) due 05/09/2025 ~		$294	$291
Altice France S.A. 4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		390	390
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~		796	797
Caesars Resort Collection LLC 2.854% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,158	1,149
CBI Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 01/06/2028 ~		1,300	1,297
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		586	587
Hilton Grand Vacation LLC TBD% due 05/19/2028		800	801
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		1,800	1,804
Verifone Systems, Inc. 4.147% (LIBOR03M + 4.000%) due 08/20/2025 ~		293	288
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		356	353

Total Loan Participations and Assignments (Cost $7,729)			7,757

CORPORATE BONDS & NOTES 60.4%
BANKING & FINANCE 20.9%
Agree LP 2.000% due 06/15/2028		900	894
AIA Group Ltd.
3.200% due 09/16/2040		900	933
3.375% due 04/07/2030		300	332
AIB Group PLC 4.263% due 04/10/2025 •		500	539
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033		1,000	947
American Assets Trust LP 3.375% due 02/01/2031		1,100	1,135
American International Group, Inc. 4.375% due 06/30/2050		1,100	1,341
American Tower Corp.
2.750% due 01/15/2027		200	212
3.100% due 06/15/2050		500	490
3.125% due 01/15/2027		1,800	1,934
Aon Corp. 2.800% due 05/15/2030		1,000	1,051
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		500	520
Athene Global Funding 2.500% due 01/14/2025		300	313
Aviation Capital Group LLC
4.875% due 10/01/2025		300	333
5.500% due 12/15/2024		600	679
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		400	433
5.500% due 01/15/2023		58	62
5.500% due 01/15/2026		1,300	1,476
Banca Monte dei Paschi di Siena SpA 3.625% due 09/24/2024	EUR	1,200	1,486
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)		2,000	2,567
Banco Bradesco S.A. 3.200% due 01/27/2025		$600	618
Banco BTG Pactual S.A. 4.500% due 01/10/2025		600	629
Banco Santander Chile 2.700% due 01/10/2025		700	732
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,708
0.921% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,110
2.831% due 10/24/2051 •		900	880
4.100% due 07/24/2023		300	322

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Barclays Bank PLC 7.625% due 11/21/2022 (f)		610	666
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		1,700	1,886
7.125% due 06/15/2025 •(e)(f)	GBP	200	317
7.750% due 09/15/2023 •(e)(f)		$400	441
7.875% due 03/15/2022 •(e)(f)		600	627
7.875% due 09/15/2022 •(e)(f)	GBP	1,300	1,932
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		$100	124
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	701
3.500% due 09/10/2049		600	672
BNP Paribas S.A.
4.500% due 02/25/2030 •(e)(f)		300	305
6.750% due 03/14/2022 •(e)(f)		200	207
BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,280
BPCE S.A.
4.500% due 03/15/2025		900	993
4.625% due 07/11/2024		1,200	1,320
Brixmor Operating Partnership LP
1.226% (US0003M + 1.050%) due 02/01/2022 ~		300	301
4.125% due 05/15/2029		200	224
Brookfield Finance LLC 3.450% due 04/15/2050		800	828
Carlyle Finance LLC 5.650% due 09/15/2048		100	135
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,470
CI Financial Corp. 4.100% due 06/15/2051		900	942
CIT Group, Inc. 4.750% due 02/16/2024		400	435
Citigroup, Inc. 8.125% due 07/15/2039		780	1,351
CNA Financial Corp. 3.900% due 05/01/2029		400	450
Commonwealth Bank of Australia 3.743% due 09/12/2039 (f)		1,300	1,436
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,169
3.091% due 05/14/2032 •		1,400	1,445
3.800% due 06/09/2023		1,400	1,484
4.194% due 04/01/2031 •		250	281
6.250% due 12/18/2024 •(e)(f)		1,000	1,097
7.125% due 07/29/2022 •(e)(f)		800	835
7.500% due 12/11/2023 •(e)(f)		600	667
Crown Castle International Corp.
3.250% due 01/15/2051		600	598
4.000% due 03/01/2027		200	224
4.000% due 11/15/2049		800	893
CVS Pass-Through Trust 4.704% due 01/10/2036		2,694	3,058
CyrusOne LP 3.450% due 11/15/2029		500	532
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,457
Danske Bank A/S 3.244% due 12/20/2025 •		300	319
Deutsche Bank AG
2.129% due 11/24/2026 •(g)		1,100	1,117
2.625% due 12/16/2024	GBP	800	1,157
3.547% due 09/18/2031 •		$725	773
3.729% due 01/14/2032 •(g)		2,400	2,445
4.250% due 10/14/2021		3,000	3,033
Discover Bank 4.650% due 09/13/2028		1,000	1,175
Duke Realty LP 3.375% due 12/15/2027		300	330
Equinix, Inc.
1.450% due 05/15/2026		1,000	1,006
3.000% due 07/15/2050		200	192
3.200% due 11/18/2029		400	430
3.400% due 02/15/2052		900	927
Essex Portfolio LP 2.650% due 09/01/2050		2,600	2,313
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	689
4.850% due 04/17/2028		500	576
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	2,958
FMR LLC 4.950% due 02/01/2033		2,000	2,515
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,200	1,446

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

2.748% due 06/14/2024	GBP	600	843
3.087% due 01/09/2023		$1,000	1,021
3.375% due 11/13/2025		800	831
3.550% due 10/07/2022		700	720
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,500	2,600
GE Capital Funding LLC 3.450% due 05/15/2025		900	980
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		400	480
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,772
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,498
3.691% due 06/05/2028 •		1,600	1,768
HAT Holdings LLC 3.375% due 06/15/2026		2,700	2,724
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		900	920
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,430
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	1,083
Howard Hughes Corp. 4.375% due 02/01/2031		1,500	1,498
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,302
2.633% due 11/07/2025 •		300	315
2.848% due 06/04/2031 •		1,600	1,662
3.803% due 03/11/2025 •		700	753
4.041% due 03/13/2028 •		300	333
4.600% due 12/17/2030 •(e)(f)		1,700	1,768
6.375% due 09/17/2024 •(e)(f)		900	997
6.500% due 03/23/2028 •(e)(f)		700	804
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		300	305
ING Groep NV 3.550% due 04/09/2024		1,200	1,293
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	3,078
3.000% due 06/15/2050		800	790
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		300	307
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	1,470
3.625% due 02/25/2050		400	430
Lexington Realty Trust 2.700% due 09/15/2030		500	509
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	992
2.907% due 11/07/2023 •		$500	516
3.500% due 04/01/2026 •	EUR	600	801
4.344% due 01/09/2048		$700	819
4.947% due 06/27/2025 •(e)(f)	EUR	300	393
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$1,300	1,324
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,623
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	598
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,400
2.226% due 05/25/2026 •		400	414
Morgan Stanley
1.114% (US0003M + 0.930%) due 07/22/2022 ~		500	500
3.591% due 07/22/2028 •		1,700	1,884
7.500% due 04/02/2032 þ(g)		8,600	6,980
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	738
Nasdaq, Inc.
0.875% due 02/13/2030	EUR	200	241
2.500% due 12/21/2040		$1,300	1,211
National Health Investors, Inc. 3.000% due 02/01/2031		800	775
National Retail Properties, Inc. 3.500% due 10/15/2027		900	974
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		300	311
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,766
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	664
Natwest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	201
5.076% due 01/27/2030 •		1,200	1,424
8.625% due 08/15/2021 •(e)(f)		3,300	3,331

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Navient Corp. 7.250% due 01/25/2022		200	208
Nippon Life Insurance Co. 2.750% due 01/21/2051 •		2,500	2,453
Nissan Motor Acceptance Corp.
1.078% (US0003M + 0.890%) due 01/13/2022 ~		800	802
2.600% due 09/28/2022		700	715
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	915
3.103% due 01/16/2030		500	526
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		400	457
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		1,600	1,647
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,320
Pacific LifeCorp 3.350% due 09/15/2050		2,300	2,440
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		200	220
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	932
Physicians Realty LP 3.950% due 01/15/2028		400	440
Pine Street Trust 4.572% due 02/15/2029		1,000	1,147
Protective Life Corp. 3.400% due 01/15/2030		600	641
Quicken Loans LLC 5.250% due 01/15/2028		300	315
Regency Centers LP 3.700% due 06/15/2030		500	554
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,349
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	1,030
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,403
4.750% due 09/15/2025		500	562
7.375% due 06/24/2022 •(e)(f)	GBP	700	1,024
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$200	207
Service Properties Trust 4.950% due 10/01/2029		100	99
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	407
5.950% due 10/24/2022		200	205
Sitka Holdings LLC 4.643% due 07/06/2026 •(b)		600	600
Societe Generale S.A.
5.375% due 11/18/2030 •(e)(f)		700	743
7.375% due 09/13/2021 •(e)(f)		1,000	1,011
7.375% due 10/04/2023 •(e)(f)		800	875
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,675
Standard Chartered PLC
2.819% due 01/30/2026 •		500	525
3.265% due 02/18/2036 •		1,800	1,807
Stifel Financial Corp. 4.000% due 05/15/2030		500	555
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	704
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,409
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,433
TP ICAP PLC 5.250% due 01/26/2024	GBP	500	760
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,119
4.375% due 02/10/2031 •(e)(f)		600	615
7.125% due 08/10/2021 •(e)(f)		200	201
UniCredit SpA
6.750% due 09/10/2021 •(e)(f)	EUR	800	960
9.250% due 06/03/2022 •(e)(f)		500	636
Wells Fargo & Co.
2.406% due 10/30/2025 •		$1,100	1,151
2.572% due 02/11/2031 •		1,600	1,657
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	1,031
6.600% due 01/15/2038		400	591
Weyerhaeuser Co.
4.000% due 11/15/2029		700	800

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

7.375% due 03/15/2032		1,200	1,733

			197,633

INDUSTRIALS 29.7%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	935
Aetna, Inc. 6.750% due 12/15/2037		1,200	1,773
Agilent Technologies, Inc. 2.100% due 06/04/2030		400	396
Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,312	1,426
Aker BP ASA 3.000% due 01/15/2025		300	315
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,345	1,492
Alcon Finance Corp.
2.600% due 05/27/2030		400	409
3.800% due 09/23/2049		500	558
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	3,936
Allegion PLC 3.500% due 10/01/2029		600	653
Altice Financing S.A. 2.250% due 01/15/2025	EUR	400	462
Altria Group, Inc. 4.800% due 02/14/2029		$258	299
American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,759	1,793
3.375% due 11/01/2028		1,123	1,118
3.600% due 04/15/2031		209	208
3.650% due 12/15/2029		394	382
Amgen, Inc.
3.375% due 02/21/2050		700	740
4.950% due 10/01/2041		1,214	1,578
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,431
4.950% due 01/15/2042		1,500	1,903
Anthem, Inc. 4.650% due 01/15/2043		1,600	2,000
Aptiv PLC 4.350% due 03/15/2029		600	691
Atlantia SpA 1.875% due 07/13/2027	EUR	500	615
AutoNation, Inc. 4.750% due 06/01/2030		$400	474
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,399
BAE Systems PLC 3.000% due 09/15/2050		1,000	981
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	973
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,296
4.540% due 08/15/2047		400	426
4.758% due 09/06/2049		300	326
Bayer U.S. Finance LLC 1.129% (US0003M + 1.010%) due 12/15/2023 ~		900	913
Becton Dickinson and Co.
3.734% due 12/15/2024		647	705
3.794% due 05/20/2050		500	562
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,604
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	2,125
Boeing Co.
2.750% due 02/01/2026		2,800	2,927
3.600% due 05/01/2034		700	739
3.650% due 03/01/2047		400	395
3.750% due 02/01/2050		700	723
5.705% due 05/01/2040		400	516
Bombardier, Inc. 6.125% due 01/15/2023		200	211
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	727
Boston Scientific Corp. 2.650% due 06/01/2030		1,100	1,139
BRF S.A. 4.875% due 01/24/2030		1,400	1,472
British Airways Pass-Through Trust
3.800% due 03/20/2033		832	872
4.125% due 03/20/2033		1,336	1,362
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,475
3.419% due 04/15/2033		300	315

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

3.459% due 09/15/2026	504	549
3.469% due 04/15/2034	1,900	2,012
4.150% due 11/15/2030	500	561
4.300% due 11/15/2032	1,300	1,482
5.000% due 04/15/2030	900	1,063
Cameron LNG LLC 3.302% due 01/15/2035	300	322
Canadian Pacific Railway Co. 6.125% due 09/15/2115	400	621
Carrier Global Corp. 3.377% due 04/05/2040	1,900	1,996
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	509
CCO Holdings LLC 4.500% due 08/15/2030	1,700	1,772
Centene Corp.
2.450% due 07/15/2028 (b)	1,400	1,421
4.625% due 12/15/2029	500	551
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	4,522
4.800% due 03/01/2050	1,600	1,841
5.375% due 05/01/2047	2,500	3,069
Children's Health System of Texas 2.511% due 08/15/2050	1,500	1,397
Cigna Corp. 4.800% due 08/15/2038	2,100	2,618
Citrix Systems, Inc. 3.300% due 03/01/2030	300	316
Comcast Corp.
3.969% due 11/01/2047	2,279	2,658
4.700% due 10/15/2048	1,300	1,679
6.400% due 05/15/2038	12	18
6.500% due 11/15/2035	200	292
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,434
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,401
CoStar Group, Inc. 2.800% due 07/15/2030	600	611
CSN Resources S.A.
4.625% due 06/10/2031	1,600	1,637
7.625% due 04/17/2026	800	864
CVS Health Corp. 5.050% due 03/25/2048	800	1,041
DAE Funding LLC
1.625% due 02/15/2024	3,500	3,557
3.375% due 03/20/2028	1,900	1,948
4.500% due 08/01/2022	100	100
Dell International LLC
4.000% due 07/15/2024	1,100	1,197
5.450% due 06/15/2023	2,500	2,713
6.020% due 06/15/2026	600	721
Delta Air Lines, Inc.
4.500% due 10/20/2025	1,000	1,075
7.375% due 01/15/2026	1,700	1,996
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	600	900
Diamondback Energy, Inc. 4.750% due 05/31/2025	400	451
Discovery Communications LLC 4.000% due 09/15/2055	3,203	3,396
eBay, Inc. 2.700% due 03/11/2030	600	625
Ecopetrol S.A. 7.375% due 09/18/2043	600	742
Elanco Animal Health, Inc. 5.272% due 08/28/2023	100	108
Enbridge, Inc. 4.500% due 06/10/2044	1,500	1,776
Energy Transfer LP
3.900% due 07/15/2026	1,200	1,311
4.050% due 03/15/2025	1,100	1,194
5.300% due 04/01/2044	1,400	1,619
6.625% due 10/15/2036	500	667
7.500% due 07/01/2038	400	565
Entergy Louisiana LLC 4.200% due 04/01/2050	400	491
Enterprise Products Operating LLC 5.750% due 03/01/2035	200	259
EQM Midstream Partners LP 4.125% due 12/01/2026	400	411
Expedia Group, Inc.
2.950% due 03/15/2031	650	660
6.250% due 05/01/2025	440	512
Fairstone Financial, Inc. 7.875% due 07/15/2024	500	523

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Ferguson Finance PLC 3.250% due 06/02/2030		400	433
Fiserv, Inc. 3.200% due 07/01/2026		400	433
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,400	2,434
Ford Foundation
2.415% due 06/01/2050		700	675
2.815% due 06/01/2070		1,400	1,412
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		300	323
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		700	684
Garda World Security Corp. 4.625% due 02/15/2027		300	302
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022		1,000	1,041
General Electric Co.
6.750% due 03/15/2032		831	1,153
6.875% due 01/10/2039		58	87
General Motors Co. 5.150% due 04/01/2038		1,900	2,323
Gerdau Trade, Inc. 4.875% due 10/24/2027		900	1,011
Global Payments, Inc. 2.900% due 05/15/2030		400	417
Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027		200	209
Guara Norte SARL 5.198% due 06/15/2034		982	1,025
Hershey Co. 2.650% due 06/01/2050		500	496
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	692
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	2,097
Humana, Inc. 3.950% due 08/15/2049		400	459
Huntsman International LLC 4.500% due 05/01/2029		900	1,024
Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		1,400	1,405
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	300	362
IHS Markit Ltd. 4.250% due 05/01/2029		$600	696
Indigo Merger Sub, Inc. 2.875% due 07/15/2026 (b)		900	915
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	839
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,644	1,819
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,687
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	624
Kinder Morgan, Inc. 1.464% (US0003M + 1.280%) due 01/15/2023 ~		200	203
Kraft Heinz Foods Co.
3.000% due 06/01/2026		925	986
4.625% due 01/30/2029		500	583
6.500% due 02/09/2040		800	1,114
Leidos, Inc. 4.375% due 05/15/2030		400	455
Lennar Corp.
4.750% due 11/29/2027		1,300	1,504
5.000% due 06/15/2027		1,000	1,163
Lenovo Group Ltd. 3.421% due 11/02/2030		900	942
Level 3 Financing, Inc. 3.875% due 11/15/2029		700	751
Lundin Energy Finance BV 3.100% due 07/15/2031		1,000	1,012
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,700
Masco Corp. 7.750% due 08/01/2029		1,118	1,535
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	1,058
5.750% due 07/21/2028		600	635
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	511
Moody's Corp.
0.950% due 02/25/2030	EUR	400	490
2.550% due 08/18/2060		$2,000	1,779

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,459
MPLX LP 2.650% due 08/15/2030		2,000	2,020
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	1,008
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	459
5.750% due 11/15/2041		950	1,261
Newmont Corp. 2.800% due 10/01/2029		1,100	1,162
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		4,700	5,311
NVR, Inc. 3.000% due 05/15/2030		1,200	1,274
NXP BV
3.250% due 05/11/2041		1,200	1,236
3.875% due 06/18/2026		900	998
Oracle Corp.
3.650% due 03/25/2041 (g)		6,300	6,691
4.125% due 05/15/2045		1,900	2,120
Organon & Co. 4.125% due 04/30/2028		400	408
Owens Corning 3.400% due 08/15/2026		1,300	1,412
PayPal Holdings, Inc. 3.250% due 06/01/2050		500	545
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	534
PerkinElmer, Inc. 3.300% due 09/15/2029		300	325
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		400	409
Pertamina Persero PT 4.175% due 01/21/2050		400	412
Petroleos Mexicanos
6.350% due 02/12/2048		3,684	3,145
6.950% due 01/28/2060		3,228	2,861
PetSmart, Inc. 4.750% due 02/15/2028		300	312
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	213
Prosus NV 4.027% due 08/03/2050		1,100	1,062
PTC, Inc. 4.000% due 02/15/2028		400	415
PulteGroup, Inc. 5.000% due 01/15/2027		1,200	1,407
Qatar Petroleum 3.125% due 07/12/2041 (b)		1,500	1,494
QVC, Inc. 5.950% due 03/15/2043		2,100	2,136
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (h)		1,000	1,026
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	300	357
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		$1,200	1,139
2.800% due 09/15/2050		1,200	1,095
RELX Capital, Inc. 3.000% due 05/22/2030		400	428
Rockefeller Foundation 2.492% due 10/01/2050		400	391
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	802
Rolls-Royce PLC
3.625% due 10/14/2025		200	203
4.625% due 02/16/2026	EUR	800	1,037
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	1,097
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		600	693
5.000% due 03/15/2027		1,500	1,734
Sands China Ltd.
5.125% due 08/08/2025		700	784
5.400% due 08/08/2028		1,700	1,976
Santos Finance Ltd. 3.649% due 04/29/2031		900	922
Sasol Financing USA LLC 4.375% due 09/18/2026		500	518
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	422
Seagate HDD Cayman 4.125% due 01/15/2031		1,300	1,328
ServiceNow, Inc. 1.400% due 09/01/2030		2,300	2,161

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Southern Co. 3.250% due 07/01/2026		800	869
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	403
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		137	143
Square, Inc. 3.500% due 06/01/2031		700	707
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	473
Starbucks Corp. 1.300% due 05/07/2022		$400	404
Stryker Corp. 2.900% due 06/15/2050		400	402
Studio City Finance Ltd. 5.000% due 01/15/2029		500	506
Suncor Energy, Inc. 6.500% due 06/15/2038		100	142
Sutter Health 3.361% due 08/15/2050		1,200	1,277
Switch Ltd. 4.125% due 06/15/2029		700	719
Syngenta Finance NV
4.441% due 04/24/2023		400	422
5.182% due 04/24/2028		900	1,029
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,980
3.600% due 11/15/2060		2,900	2,956
3.875% due 04/15/2030		400	449
Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060		600	617
5.000% due 11/26/2028		600	723
TEGNA, Inc. 4.625% due 03/15/2028		500	519
Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,172
3.290% due 06/03/2060		600	587
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,804
7.625% due 04/01/2037		100	144
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		100	101
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		600	599
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	3,134
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	616
Thomson Reuters Corp. 5.650% due 11/23/2043		$3,500	4,707
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,610
5.875% due 11/15/2040		400	519
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	760
6.200% due 10/15/2037		100	137
7.250% due 08/15/2038		150	226
Transocean Pontus Ltd. 6.125% due 08/01/2025		218	220
Travel + Leisure Co. 6.600% due 10/01/2025		400	451
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		89	92
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,237	1,298
4.000% due 10/11/2027		670	707
5.875% due 04/15/2029		3,140	3,491
UnitedHealth Group, Inc. 6.625% due 11/15/2037		1,300	1,979
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,646
5.250% due 06/15/2046		100	122
Vale Overseas Ltd.
3.750% due 07/08/2030		600	640
6.875% due 11/10/2039		1,600	2,240
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	430
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,538	1,698
Vine Energy Holdings LLC 6.750% due 04/15/2029		500	527
VMware, Inc. 3.900% due 08/21/2027		700	779
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	648

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,914
Williams Cos., Inc. 8.750% due 03/15/2032		$137	211
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,732
4.500% due 03/04/2029		700	785
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	431
Wynn Macau Ltd. 5.500% due 01/15/2026		500	525
Wynn Resorts Finance LLC 5.125% due 10/01/2029		600	635
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		400	398
Zoetis, Inc. 4.450% due 08/20/2048		300	383

			280,082

UTILITIES 9.8%
AEP Texas, Inc. 4.150% due 05/01/2049		400	471
American Water Capital Corp. 4.150% due 06/01/2049		300	365
Appalachian Power Co. 7.000% due 04/01/2038		100	150
Arizona Public Service Co. 2.650% due 09/15/2050		1,300	1,232
AT&T, Inc.
3.300% due 02/01/2052		2,200	2,146
3.650% due 09/15/2059		4,627	4,699
3.800% due 12/01/2057		2,381	2,485
3.850% due 06/01/2060		3,200	3,380
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037		400	553
Blue Racer Midstream LLC 7.625% due 12/15/2025		200	217
British Telecommunications PLC 9.625% due 12/15/2030		400	620
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		400	414
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038		400	589
Deutsche Telekom AG 3.625% due 01/21/2050		900	953
DTE Electric Co. 2.625% due 03/01/2031		300	316
Duke Energy Carolinas LLC 6.450% due 10/15/2032		700	961
Duke Energy Corp. 2.450% due 06/01/2030		500	506
Edison International 3.125% due 11/15/2022		600	618
Enable Midstream Partners LP
3.900% due 05/15/2024		100	106
4.150% due 09/15/2029		700	767
Enel Finance International NV
2.650% due 09/10/2024		600	631
4.625% due 09/14/2025		200	227
4.875% due 06/14/2029		1,500	1,793
Entergy Arkansas LLC 2.650% due 06/15/2051		800	760
Entergy Corp. 3.750% due 06/15/2050		400	440
Exelon Generation Co. LLC 3.250% due 06/01/2025		400	432
FirstEnergy Corp.
3.400% due 03/01/2050		1,600	1,573
5.350% due 07/15/2047		1,600	1,923
FirstEnergy Transmission LLC 4.350% due 01/15/2025		400	439
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		2,700	2,694
Georgia Power Co. 3.250% due 03/15/2051		2,800	2,832
India Green Power Holdings 4.000% due 02/22/2027		1,800	1,810
Indiana Michigan Power Co. 3.250% due 05/01/2051		700	735
Kentucky Utilities Co. 3.300% due 06/01/2050		500	530
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		2,300	2,407
NGPL PipeCo LLC 7.768% due 12/15/2037		700	1,003

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

NRG Energy, Inc. 2.450% due 12/02/2027	1,100	1,108
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,563
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (c)	200	206
ONEOK, Inc. 5.850% due 01/15/2026	2,000	2,367
Pacific Gas & Electric Co.
1.750% due 06/16/2022	700	700
2.100% due 08/01/2027	700	681
3.250% due 06/15/2023	800	827
3.300% due 12/01/2027	500	514
3.500% due 08/01/2050	1,700	1,517
3.950% due 12/01/2047	1,800	1,677
4.250% due 03/15/2046	500	478
4.550% due 07/01/2030	1,300	1,392
4.950% due 07/01/2050	600	618
Petrobras Global Finance BV 5.093% due 01/15/2030	2,194	2,398
Progress Energy, Inc. 7.750% due 03/01/2031	400	571
PT Perusahaan Listrik Negara 4.375% due 02/05/2050	500	513
Puget Energy, Inc. 4.100% due 06/15/2030	500	561
Rio Oil Finance Trust 9.250% due 07/06/2024	284	316
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	2,600	2,636
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	1,190
SES S.A. 5.300% due 04/04/2043	1,800	2,116
Shell International Finance BV 3.625% due 08/21/2042	1,100	1,245
Southern California Edison Co.
2.250% due 06/01/2030	2,200	2,168
3.650% due 02/01/2050	200	200
3.650% due 06/01/2051	1,400	1,408
4.650% due 10/01/2043	400	461
4.875% due 03/01/2049	100	119
5.625% due 02/01/2036	200	255
6.000% due 01/15/2034	300	389
6.650% due 04/01/2029	200	250
Sprint Corp.
7.125% due 06/15/2024	300	347
7.250% due 09/15/2021	800	813
7.875% due 09/15/2023	300	341
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,834
Verizon Communications, Inc.
2.625% due 08/15/2026	4,700	4,999
4.125% due 08/15/2046	1,800	2,129
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	535
Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,404
4.875% due 06/19/2049	1,000	1,264
5.125% due 06/04/2081 •	3,700	3,742
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,884

		92,513

Total Corporate Bonds & Notes (Cost $536,324)		570,228

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	315
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	2,220
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,824

		5,359

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	700	714

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,392	3,630

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	2,270

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	570

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,816

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	2,431

Total Municipal Bonds & Notes (Cost $14,566)		17,790

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.000% due 11/15/2030 (d)	10,700	9,134
5.625% due 04/17/2028	100	129
6.210% due 08/06/2038	9,643	15,504
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	937
2.750% due 11/25/2029	1,595	1,677
5.000% due 04/15/2038	52	59
6.250% due 07/15/2032	300	441
6.750% due 03/15/2031	1,900	2,794
Ginnie Mae
3.500% due 11/20/2044	1,653	1,804
4.000% due 06/20/2048	255	272
5.500% due 10/20/2037	635	782
Ginnie Mae, TBA
2.000% due 08/01/2051	900	915
2.500% due 08/01/2051	3,200	3,306
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,543
Residual Funding Corp. STRIPS 0.000% due 04/15/2030 (d)	4,100	3,551
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,996
Small Business Administration 5.290% due 12/01/2027	51	54
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	3,155	3,411
4.000% due 10/01/2047 - 06/01/2049	294	317

Total U.S. Government Agencies (Cost $41,980)		49,626

U.S. TREASURY OBLIGATIONS 48.7%
U.S. Treasury Bonds
1.250% due 05/15/2050 (h)	67,400	55,055
1.375% due 11/15/2040 (j)	2,100	1,887
1.375% due 08/15/2050 (h)	58,600	49,419
1.625% due 11/15/2050 (h)	39,122	35,149
1.875% due 02/15/2041 (h)	104,000	101,839
1.875% due 02/15/2051	7,600	7,256
2.000% due 02/15/2050	13,300	13,070
2.250% due 05/15/2041	16,200	16,861
2.375% due 11/15/2049 (h)	58,780	62,610
2.750% due 08/15/2042 (j)	600	676
2.875% due 05/15/2043 (j)	1,637	1,883
2.875% due 05/15/2049 (j)(l)	19,770	23,156
3.000% due 08/15/2048 (j)(l)	12,712	15,182
3.125% due 02/15/2043 (j)	23,100	27,608
3.125% due 05/15/2048 (j)	3,103	3,785
4.375% due 11/15/2039	40	56
U.S. Treasury Notes
0.625% due 08/15/2030	400	373
1.750% due 11/15/2029	485	500
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	500	395
0.000% due 08/15/2040 (d)	4,500	3,087
0.000% due 11/15/2040 (d)	12,200	8,329
0.000% due 08/15/2042 (d)	2,600	1,676
0.000% due 05/15/2043 (d)	5,800	3,672

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

0.000% due 11/15/2043 (d)		1,000	627
0.000% due 11/15/2044 (d)		13,200	8,059
0.000% due 05/15/2046 (d)		8,700	5,126
0.000% due 08/15/2047 (d)		22,500	12,917

Total U.S. Treasury Obligations (Cost $444,557)			460,253

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust 0.672% due 11/25/2045 •		919	897
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		1,100	1,249
5.122% due 08/10/2035 ~		700	785
Bear Stearns Adjustable Rate Mortgage Trust 2.756% due 01/25/2035 ~		2	2
Citigroup Commercial Mortgage Trust 2.023% due 02/15/2039 •		2,051	2,125
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~		41	42
3.258% due 04/25/2066 ~		722	729
Credit Suisse Mortgage Capital Trust
2.980% due 10/27/2059 ~		1,270	1,282
3.023% due 12/26/2059 ~		635	639
3.322% due 10/25/2058 ~		828	834
3.400% due 04/25/2043 ~		1,374	1,390
Downey Savings & Loan Association Mortgage Loan Trust 2.506% due 07/19/2044 ~		25	25
GSMPS Mortgage Loan Trust 0.442% due 01/25/2036 •		918	767
IndyMac Mortgage Loan Trust
0.272% due 07/25/2047 •		81	65
0.282% due 04/25/2037 •		1,456	1,389
Merrill Lynch Mortgage Investors Trust 2.249% due 11/25/2035 •		542	548
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,223	1,276
4.500% due 05/25/2058 ~		227	246
RBSSP Resecuritization Trust 2.579% due 12/25/2035 ~		8	8
Structured Adjustable Rate Mortgage Loan Trust 2.537% due 02/25/2034 ~		6	6
Structured Asset Mortgage Investments Trust
0.472% due 07/25/2046 ^•		39	34
0.532% due 05/25/2036 •		65	64
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •		845	747
0.932% due 06/25/2044 •		82	81
1.843% due 08/25/2046 •		482	473
2.621% due 01/25/2037 ^~		629	571

Total Non-Agency Mortgage-Backed Securities (Cost $15,704)			16,274

ASSET-BACKED SECURITIES 2.2%
Accredited Mortgage Loan Trust 0.962% due 01/25/2035 •		505	492
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(b)		900	900
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		349	351
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •	EUR	1,100	1,308
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		$517	522
Countrywide Asset-Backed Certificates 0.562% due 04/25/2036 •		1,800	1,756
Countrywide Asset-Backed Certificates Trust 1.142% due 11/25/2035 •		669	670
Equifirst Loan Securitization Trust 0.262% due 04/25/2037 •		882	839
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		333	335
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	1,600	1,903
HSI Asset Securitization Corp. Trust 0.252% due 05/25/2037 •		$129	128
IXIS Real Estate Capital Trust 0.722% due 02/25/2036 •		129	131
JP Morgan Mortgage Acquisition Corp. 0.797% due 09/25/2035 •		400	400
JP Morgan Mortgage Acquisition Trust
0.312% due 07/25/2036 •		54	54
0.542% due 11/25/2036 •		1,615	1,591
LCM LP 1.068% due 04/20/2028 •		382	382
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,357	1,370

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Man GLG Euro CLO 0.900% due 10/15/2032 •	EUR	2,500	2,966
Mountain View CLO Ltd. 1.298% due 04/15/2029 •		$2,000	2,003
Securitized Asset-Backed Receivables LLC Trust 0.572% due 03/25/2036 •		571	566
SLM Student Loan Trust 1.676% due 04/25/2023 •		61	61
Structured Asset Investment Loan Trust 0.242% due 06/25/2036 •		550	541
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		224	226
1.092% due 10/25/2059 •		177	178
2.900% due 10/25/2059 ~		693	718

Total Asset-Backed Securities (Cost $19,897)			20,391

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond 36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	7
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	1,282
Egypt Government International Bond 7.500% due 02/16/2061		$1,400	1,317
Israel Government International Bond 3.875% due 07/03/2050		900	1,044
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	370
6.350% due 08/12/2028		1,300	378
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		$700	717
Qatar Government International Bond
4.000% due 03/14/2029		1,000	1,153
4.500% due 04/23/2028		400	473
Spain Government International Bond 5.150% due 10/31/2044	EUR	700	1,500

Total Sovereign Issues (Cost $7,805)			8,241

		SHARES
PREFERRED SECURITIES 2.4%
BANKING & FINANCE 2.1%
Bank of America Corp. 4.300% due 01/28/2025 •(e)		1,900,000	1,967
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)		500,000	547
Bankia S.A. 6.000% due 07/18/2022 •(e)(f)		1,000,000	1,240
Charles Schwab Corp. 4.000% due 06/01/2026 •(e)		1,400,000	1,463
Citigroup, Inc. 4.000% due 12/10/2025 •(e)		2,600,000	2,694
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(e)		2,200,000	2,245
JPMorgan Chase & Co.
3.465% due 10/01/2021 ~(e)		2,400,000	2,409
4.000% due 04/01/2025 •(e)		1,900,000	1,926
4.600% due 02/01/2025 •(e)		2,000,000	2,075
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)		3,700,000	3,833

			20,399

UTILITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(e)		2,100,000	2,540

Total Preferred Securities (Cost $22,150)			22,939

Total Investments in Securities (Cost $1,110,712)			1,173,499

INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III		1,323,589	13,052

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $13,052)	13,052

Total Investments in Affiliates (Cost $13,052)	13,052

Total Investments 125.6% (Cost $1,123,764)	$1,186,551
Financial Derivative Instruments (i)(k) 1.4%(Cost or Premiums, net $8,590)	12,782
Other Assets and Liabilities, net (27.0)%	(254,759)

Net Assets 100.0%	$944,574

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,100	$1,117	0.12%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	2,445	0.26
Morgan Stanley	7.500	04/02/2032	02/11/2020	7,382	6,980	0.74
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,258	6,691	0.70

$17,140	$17,233	1.82%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.050%	06/17/2021	07/19/2021	$(2,472)	$(2,472)
BRC	(0.500)	06/09/2021	TBD(2)	(897)	(897)
BSN	0.040	06/15/2021	07/15/2021	(53,481)	(53,482)
0.050	05/13/2021	07/13/2021	(862)	(862)
GRE	0.030	06/15/2021	07/15/2021	(25,431)	(25,431)
0.040	06/02/2021	07/14/2021	(5,948)	(5,948)
0.040	06/08/2021	07/08/2021	(12,560)	(12,560)
0.050	05/05/2021	07/06/2021	(2,133)	(2,133)
0.050	05/14/2021	07/14/2021	(30,464)	(30,466)
0.050	06/10/2021	07/12/2021	(8,875)	(8,876)
0.060	05/12/2021	07/12/2021	(1,613)	(1,613)
0.070	06/18/2021	07/02/2021	(7,950)	(7,951)
0.070	06/21/2021	07/06/2021	(6,206)	(6,206)
0.070	06/22/2021	07/06/2021	(4,483)	(4,483)
JPS	0.040	06/08/2021	07/08/2021	(47,938)	(47,939)

Total Reverse Repurchase Agreements	$(211,319)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	0.050%	06/16/2021	07/16/2021	$(1,671)	$(1,671)
MSC	0.030	06/08/2021	07/08/2021	(25,174)	(25,175)

Total Sale-Buyback Transactions	$(26,846)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Ginnie Mae, TBA	4.000%	07/01/2051	$900	$(955)	$(950)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2051	1,950	(1,961)	(1,965)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	200	(207)	(207)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2051	1,700	(1,794)	(1,791)

Total Short Sales (0.5)%	$(4,917)	$(4,913)

(h)	Securities with an aggregate market value of $244,415 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(226,573) at a weighted average interest rate of 0.028%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2021	1,353	$290,124	$4,072	$447	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	24	$(3,180)	$(18)	$0	$(6)
U.S. Treasury 30-Year Bond September Futures	09/2021	218	(35,044)	(1,059)	0	(143)

$(1,077)	$0	$(149)

Total Futures Contracts	$2,995	$447	$(149)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.297%	$1,100	$21	$(1)	$20	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.396	1,100	15	5	20	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.443	1,200	17	7	24	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	500	8	1	9	0	0
Atlantia SPA	1.000	Quarterly	06/20/2025	0.977	EUR	300	(18)	18	0	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.101	$700	10	(4)	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	3,200	13	4	17	3	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.695	EUR	800	11	2	13	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.019	200	(2)	2	0	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.685	$500	4	2	6	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.385	600	4	5	9	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.420	300	1	4	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	1,900	(3)	36	33	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	2,700	18	20	38	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.331	400	10	(1)	9	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.327		300	4	(1)	3	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.333		200	5	0	5	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	1,000	(141)	94	(47)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198		1,600	(163)	66	(97)	0	(2)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.174		$1,400	25	(7)	18	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.274	EUR	500	8	1	9	0	0

							$(153)	$253	$100	$4	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index		1.000%	Quarterly	12/20/2025		$500	$(17)	$0	$(17)	$0	$(1)
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		500	(18)	5	(13)	0	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		18,000	426	34	460	2	0
CDX.IG-35 10-Year Index		1.000	Quarterly	12/20/2030		500	3	3	6	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		99,300	2,293	265	2,558	16	0
CDX.IG-36 10-Year Index		1.000	Quarterly	06/20/2031		21,100	71	153	224	0	(2)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	52,000	1,532	171	1,703	0	(8)
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		61,000	1,858	90	1,948	0	(11)

							$6,148	$721	$6,869	$18	$(22)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	11,300	$(23)	$19	$(4)	$0	$(15)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		400	13	(2)	11	0	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	168,400	(22)	(37)	(59)	0	(42)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	10,500	170	(154)	16	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		10,500	274	(202)	72	3	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		2,980	(51)	0	(51)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,000	56	(93)	(37)	4	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/13/2025	CNY	2,000	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.655	Quarterly	07/13/2025		48,500	5	(19)	(14)	3	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		2,570	(1)	(2)	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		3,850	(1)	(3)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		7,710	1	(5)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026		11,500	0	3	3	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		800	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		3,200	0	1	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		1,700	0	1	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026		1,700	0	1	1	0	0
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023		$1,200	102	(23)	79	0	0
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		1,600	86	(32)	54	0	0
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028		800	156	(40)	116	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		1,400	(10)	(169)	(179)	8	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		700	(4)	(27)	(31)	4	0
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051		1,400	(10)	(43)	(53)	0	(9)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		500	(4)	(14)	(18)	0	(3)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051		500	(4)	(15)	(19)	0	(3)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		700	(5)	(26)	(31)	0	(5)
Pay	UKRPI	3.695	Maturity	12/15/2028	GBP	400	37	(11)	26	1	0
Pay	UKRPI	3.718	Maturity	12/15/2028		400	38	(10)	28	1	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	UKRPI	3.585	Maturity	10/15/2046	150	66	(36)	30	2	0

$869	$(939)	$(70)	$31	$(77)

Total Swap Agreements	$6,864	$35	$6,899	$53	$(105)

(j)	Securities with an aggregate market value of $26,244 and cash of $3,249 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	AUD	1,670	$1,293	$41	$0
08/2021	$123	RUB	9,246	3	0
09/2021	243	17,766	0	(4)
BPS	07/2021	CAD	2,692	$2,235	63	0
07/2021	EUR	3,101	3,707	30	0
07/2021	$2,332	EUR	1,953	0	(16)
11/2021	2,943	MXN	59,410	0	(12)
CBK	07/2021	91	RUB	7,057	5	0
08/2021	112	8,429	2	0
GLM	07/2021	BRL	16,522	$3,291	0	(31)
07/2021	$3,303	BRL	16,522	19	0
07/2021	183	RUB	14,146	9	0
08/2021	3,281	BRL	16,522	30	0
08/2021	157	RUB	11,775	3	0
09/2021	309	22,680	0	(3)
HUS	07/2021	EUR	1,436	$1,749	47	0
07/2021	GBP	4,996	7,088	177	0
08/2021	$253	RUB	19,021	6	0
09/2021	128	9,354	0	(1)
10/2021	PEN	3,014	$816	30	0
MYI	07/2021	BRL	16,522	3,303	0	(19)
07/2021	$3,094	BRL	16,522	227	0
07/2021	91	RUB	6,945	4	0
SCX	07/2021	EUR	20,365	$24,914	766	0
08/2021	22,949	27,233	3	0
SOG	07/2021	$104	RUB	8,060	6	0
08/2021	140	10,570	3	0
TOR	08/2021	CAD	2,692	$2,174	2	0
UAG	07/2021	$298	RUB	22,834	13	0
08/2021	1,789	NOK	14,786	0	(71)
09/2021	126	RUB	9,241	0	(1)

Total Forward Foreign Currency Contracts	$1,489	$(158)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.850%	04/14/2022	22,400	$99	$78
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,410	273	502
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,400	131	91
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,300	102	85
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	8,600	933	567
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	238	462

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	3,300	5	216

$1,781	$2,001

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	900	$5	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	400	4	1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	500	5	2
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	1,100	6	4

$20	$7

Total Purchased Options	$1,801	$2,008

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	400	$(2)	$(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,000	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,400	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	400	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,300	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,900	(3)	(3)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,100	(1)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,100	(3)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	4,100	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	4,100	(5)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	10,300	(14)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	5,100	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,500	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,500	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,700	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	2,900	(3)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	9,200	(10)	(6)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	600	(3)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,900	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	1,800	(2)	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,500	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	2,500	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	6,800	(7)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,900	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,800	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,900	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	3,300	(4)	(3)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	400	(2)	(1)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	700	(4)	(3)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,100	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,000	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,100	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	1,800	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	4,000	(4)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	1,900	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,800	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	1,900	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	2,000	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,100	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	3,700	(4)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	3,100	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,100	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,400	(2)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,300	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	2,400	(3)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,000	(4)	(2)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	500	(1)	0

$(159)	$(55)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525%	04/14/2022	4,700	$(102)	$(137)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	7,210	(265)	(490)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.762	07/14/2021	1,400	(9)	(15)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.062	07/14/2021	1,400	(9)	(1)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,800	(131)	(96)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.840	07/06/2021	1,700	(13)	(36)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	07/23/2021	1,700	(11)	(13)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.983	07/23/2021	1,700	(11)	(7)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,500	(101)	(89)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	23,300	(916)	(597)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.140	07/06/2021	1,700	(13)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	700	(5)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	700	(5)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	1,400	(14)	(19)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	1,400	(14)	(6)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	6,660	(235)	(453)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	8,900	0	(226)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	700	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	1,800	(8)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	1,800	(8)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.888	07/02/2021	800	(5)	(19)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.188	07/02/2021	800	(5)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	1,400	(19)	(31)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	1,400	(19)	(1)

							$(1,923)	$(2,254)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			$101.422	07/07/2021	1,100	$(5)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.297	08/05/2021	900	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.797	08/05/2021	900	(3)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.227	07/07/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.367	08/05/2021	800	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.023	09/07/2021	1,000	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.023	09/07/2021	1,000	(4)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.234	08/12/2021	1,700	(5)	(3)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.297	08/12/2021	1,700	(6)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.156	08/05/2021	900	(6)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.473	08/05/2021	900	(6)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			102.047	07/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			104.047	07/07/2021	400	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.984	08/05/2021	600	(2)	(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.234	08/05/2021		2,200	(7)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.984	08/05/2021		700	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051			104.141	08/05/2021		600	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051			103.984	09/07/2021		600	(2)		(1)

								$(64)		$(31)

Total Written Options								$(2,146)		$(2,340)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	China Government International Bond	1.000%	Quarterly	12/20/2021	0.071%	$1,400	$(3)	$10	$7	$0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.566	400	(2)	8	6	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.333	400	(11)	18	7	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	9,100	(221)	366	145	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354	800	(2)	13	11	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	800	12	6	18	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.321	300	4	3	7	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.077	1,500	9	5	14	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2026	0.544	700	10	6	16	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.362	1,500	(18)	56	38	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	300	(4)	6	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	300	(2)	6	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2025	0.469	900	6	16	22	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2026	0.544	3,600	57	25	82	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204	1,800	(75)	65	0	(10)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	500	(8)	15	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	200	(3)	6	3	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	100	(1)	1	0	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.583	300	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	300	(4)	6	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	900	(5)	8	3	0

							$(269)	$656	$397	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.HY-27 5-Year Index 25-35%		5.000%	Quarterly	12/20/2021	$900	$73	$(51)	$22	$0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	700	59	(42)	17	0
	CDX.HY-33 5-Year Index 35-100%		5.000	Quarterly	12/20/2024	8,284	1,379	(12)	1,367	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	2,900	273	(200)	73	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	100	14	(7)	7	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	300	35	(2)	33	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	600	58	(43)	15	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	2,700	436	(242)	194	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	100	13	(2)	11	0

							$2,340	$(601)	$1,739	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	S&P 500 Total Return Index	7,175	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	$64,164	$0	$(53)	$0	$(53)
	Receive	S&P 500 Total Return Index	1,516	0.360% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/13/2021	13,118	0	429	429	0
CBK	Receive	S&P 500 Total Return Index	5,157	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	46,118	0	(37)	0	(37)
	Receive	S&P 500 Total Return Index	6,893	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	61,643	0	(70)	0	(70)
	Receive	S&P 500 Total Return Index	7,625	0.490% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	65,981	0	2,142	2,142	0
FAR	Receive	S&P 500 Total Return Index	1,416	0.311% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	12,663	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	10,298	0.426% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/02/2022	92,093	0	(127)	0	(127)
	Receive	S&P 500 Total Return Index	2,845	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	25,442	0	(32)	0	(32)
	Receive	S&P 500 Total Return Index	7,341	0.473% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	63,572	0	2,020	2,020	0
HUS	Receive	S&P 500 Total Return Index	3,085	0.296% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	26,772	0	804	804	0
	Receive	S&P 500 Total Return Index	3,387	0.404% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	28,986	0	1,278	1,278	0
	Receive	S&P 500 Total Return Index	5,598	0.445% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	49,119	0	931	931	0
	Receive	S&P 500 Total Return Index	5,294	0.447% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	46,720	0	620	620	0
RBC	Receive	S&P 500 Total Return Index	3,909	0.399% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	33,426	0	1,516	1,516	0

								$0	$9,411	$9,740	$(329)

Total Swap Agreements								$2,071	$9,466	$11,876	$(339)

(l)

Securities with an aggregate market value of $146 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2021 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,757	$0	$7,757
Corporate Bonds & Notes
Banking & Finance	0	197,633	0	197,633
Industrials	1,494	278,588	0	280,082
Utilities	0	92,513	0	92,513
Municipal Bonds & Notes
California	0	5,359	0	5,359
Florida	0	714	0	714
Georgia	0	3,630	0	3,630
Maryland	0	2,270	0	2,270
New York	0	570	0	570
Ohio	0	2,816	0	2,816
Texas	0	2,431	0	2,431
U.S. Government Agencies	0	49,626	0	49,626
U.S. Treasury Obligations	0	460,253	0	460,253
Non-Agency Mortgage-Backed Securities	0	16,274	0	16,274
Asset-Backed Securities	0	20,391	0	20,391
Sovereign Issues	0	8,241	0	8,241
Preferred Securities
Banking & Finance	0	20,399	0	20,399
Utilities	0	2,540	0	2,540

	$1,494	$1,172,005	$0	$1,173,499
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,052	$0	$0	$13,052

Total Investments	$14,546	$1,172,005	$0	$1,186,551

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,913)	$0	$(4,913)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	447	53	0	500
Over the counter	0	15,373	0	15,373

	$447	$15,426	$0	$15,873
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(254)	0	(254)
Over the counter	(2)	(2,835)	0	(2,837)

	$(2)	$(3,089)	$0	$(3,091)

Total Financial Derivative Instruments	$445	$12,337	$0	$12,782

Totals	$14,991	$1,179,429	$0	$1,194,420

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6% ¤
CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 4.2%
Barclays PLC 7.125% due 06/15/2025 •(d)(e)	GBP	500	$792
Credit Suisse Group AG 7.250% due 09/12/2025 •(d)(e)		$1,078	1,219
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	856	1,117
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$300	306
3.550% due 10/07/2022		1,006	1,034
ING Groep NV 5.750% due 11/16/2026 •(d)(e)		500	554
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		2,323	2,724
Natwest Group PLC
4.892% due 05/18/2029 •		300	352
8.000% due 08/10/2025 •(d)(e)		600	712
8.625% due 08/15/2021 •(d)(e)		575	581
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		647	712
UBS AG 5.125% due 05/15/2024 (e)		1,406	1,553

			11,656

INDUSTRIALS 1.7%
Aker BP ASA 2.875% due 01/15/2026		150	158
Boeing Co. 2.750% due 02/01/2026		300	314
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	328
CSN Resources S.A. 7.625% due 02/13/2023		250	260
CVS Pass-Through Trust 6.943% due 01/10/2030		445	541
DAE Funding LLC 1.625% due 02/15/2024		500	508
Kraft Heinz Foods Co.
5.000% due 07/15/2035		61	75
5.200% due 07/15/2045		122	152
MPLX LP 2.650% due 08/15/2030		400	404
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	962
4.345% due 09/17/2027		700	770
4.810% due 09/17/2030		200	226

			4,698

UTILITIES 1.2%
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		2,000	2,004
4.550% due 07/01/2030		400	428
Petrobras Global Finance BV 5.093% due 01/15/2030		968	1,058

			3,490

Total Corporate Bonds & Notes (Cost $18,479)			19,844

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		94	107

WASHINGTON 1.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		2,205	2,890

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $2,528)		2,997

U.S. GOVERNMENT AGENCIES 12.2%
Fannie Mae
0.442% due 07/25/2037 - 09/25/2042 •	54	55
0.472% due 07/25/2037 •	62	63
0.492% due 09/25/2035 •	136	138
0.502% due 09/25/2035 •	262	265
0.692% due 01/25/2051 •	82	84
0.812% due 06/25/2037 •	506	516
1.665% due 09/01/2035 •	5	5
1.898% due 11/01/2035 •	1	1
2.112% due 12/01/2033 •	1	1
2.180% due 07/01/2035 •	1	1
2.220% due 06/01/2035 •	4	4
2.242% due 12/01/2033 •	6	6
2.463% due 06/01/2035 •	5	5
2.501% due 06/01/2034 •	14	14
4.000% due 04/25/2041	5,774	6,189
Freddie Mac
0.453% due 03/15/2037 •	492	497
0.773% due 08/15/2037 •	678	695
0.783% due 10/15/2037 •	114	116
0.793% due 05/15/2037 - 09/15/2037 •	766	782
2.144% due 06/01/2035 •	9	10
2.485% due 11/01/2034 •	5	5
4.000% due 01/01/2048 - 03/01/2049	171	182
5.000% due 05/01/2023 - 01/01/2039	923	1,054
5.500% due 01/01/2035 - 03/01/2039	182	210
6.000% due 08/01/2027 - 12/01/2037	64	74
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	3,206	3,696
6.000% due 07/15/2037 - 08/15/2037	29	34
Ginnie Mae, TBA 5.000% due 07/01/2051	6,000	6,465
Small Business Administration
4.430% due 05/01/2029	106	117
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	64	68
4.500% due 05/01/2023 - 02/01/2044	1,926	2,120
5.000% due 11/01/2025 - 01/01/2029	38	41
5.500% due 11/01/2021 - 09/01/2041	5,199	5,999
6.000% due 10/01/2026 - 05/01/2041	3,677	4,338

Total U.S. Government Agencies (Cost $31,881)		33,850

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	12,100	10,874
3.000% due 08/15/2048 (i)	428	511
4.625% due 02/15/2040 (g)(i)	5,625	8,076
U.S. Treasury Inflation Protected Securities (c)
0.250% due 02/15/2050	208	236
0.625% due 02/15/2043 (g)	579	693
0.750% due 02/15/2045 (g)	567	700
1.000% due 02/15/2046	33	43
1.000% due 02/15/2048 (g)(i)	798	1,066
1.000% due 02/15/2049 (g)(i)	467	630
1.375% due 02/15/2044 (i)	3,915	5,410
U.S. Treasury Notes
0.375% due 12/31/2025 (g)(i)	1,800	1,766
0.375% due 01/31/2026 (g)(i)	4,400	4,313
0.500% due 02/28/2026	7,400	7,289
1.625% due 02/15/2026 (i)	2,688	2,787
2.375% due 05/15/2029 (i)	5,200	5,612

Total U.S. Treasury Obligations (Cost $48,554)		50,006

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.1%
Adjustable Rate Mortgage Trust 0.492% due 08/25/2036 •	186	188
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	1	1
Banc of America Funding Trust
2.224% due 06/25/2034 ~	1	1
2.852% due 05/25/2035 ~	2	2
Banc of America Mortgage Trust
2.982% due 07/25/2035 ^~	170	171
3.175% due 05/25/2033 ~	5	5
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 12/25/2035 ~	6	6
3.048% due 11/25/2034 ~	3	3
3.111% due 11/25/2034 ~	22	22

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

Bear Stearns ALT-A Trust
0.532% due 04/25/2035 •		33	33
2.555% due 10/25/2035 ^~		845	807
3.008% due 09/25/2035 ^~		393	308
Chase Mortgage Finance Trust
2.877% due 12/25/2035 ^~		152	147
3.206% due 09/25/2036 ^~		168	154
6.000% due 12/25/2036		141	97
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		3	3
2.530% due 10/25/2035 •		3	3
Countrywide Alternative Loan Trust
0.472% due 09/25/2046 ^•		891	865
0.652% due 02/25/2037 •		99	87
5.500% due 07/25/2035 ^		3	3
6.000% due 05/25/2037 ^		1,375	881
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•		4	3
2.665% due 02/20/2035 ~		6	7
2.800% due 11/25/2034 ~		181	183
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.422% due 02/25/2036 •		2,046	2,083
GSR Mortgage Loan Trust
2.848% due 11/25/2035 ~		6	6
2.924% due 09/25/2035 ~		6	6
3.190% due 11/25/2035 ^~		366	351
6.000% due 02/25/2036 ^		3,220	2,048
6.000% due 07/25/2037 ^		832	722
HarborView Mortgage Loan Trust
0.333% due 12/19/2036 ^•		1,899	1,867
0.433% due 12/19/2036 ^•		133	126
0.533% due 05/19/2035 •		7	6
0.573% due 06/19/2035 •		853	852
3.132% due 06/19/2036 ^~		835	540
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,701	5,145
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		$1,070	1,060
2.976% due 06/25/2036 ~		1,866	1,844
JP Morgan Alternative Loan Trust 2.742% due 05/25/2036 ^~		898	662
JP Morgan Mortgage Trust
2.453% due 02/25/2035 ~		1	1
2.679% due 10/25/2036 ~		75	63
2.696% due 07/25/2035 ~		59	61
3.315% due 10/25/2036 ^~		465	404
5.750% due 01/25/2036 ^		26	18
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		593	599
MASTR Adjustable Rate Mortgages Trust 2.405% due 07/25/2035 ^~		123	118
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.513% due 12/15/2030 •		22	21
Merrill Lynch Alternative Note Asset Trust 0.392% due 03/25/2037 •		1,096	425
Merrill Lynch Mortgage Investors Trust
0.512% due 02/25/2036 •		17	17
0.592% due 11/25/2035 •		17	17
2.024% due 05/25/2033 ~		15	15
3.159% due 09/25/2035 ^~		413	384
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		1,516	1,454
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		36	24
Prime Mortgage Trust 6.000% due 06/25/2036 ^		190	187
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		1,761	1,638
0.392% due 02/25/2037 •		918	898
0.452% due 07/25/2036 •		2,828	1,513
0.462% due 08/25/2036 •		1,651	1,578
0.472% due 07/25/2036 •		1,598	1,677
0.472% due 09/25/2036 ^•		2,768	2,699
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 10/25/2035 •		11	11
1.516% due 01/25/2035 ^•		15	14
2.537% due 02/25/2034 ~		9	9
Structured Asset Mortgage Investments Trust 0.652% due 02/25/2036 ^•		11	11
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	200	277
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•		$789	676
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	1,739	2,419

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
1.316% due 11/25/2042 •		$2	2
1.843% due 10/25/2046 •		67	66
3.115% due 02/25/2037 ^~		265	263
Wells Fargo Mortgage-Backed Securities Trust 2.813% due 12/25/2036 ^~		399	398

Total Non-Agency Mortgage-Backed Securities (Cost $36,471)			39,255

ASSET-BACKED SECURITIES 28.3%
Accredited Mortgage Loan Trust 0.562% due 09/25/2035 •		205	205
ACE Securities Corp. Home Equity Loan Trust 0.212% due 10/25/2036 •		7	4
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •		851	854
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •		3,043	3,014
0.412% due 08/25/2036 •		1,045	1,010
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		796	537
0.272% due 01/25/2037 •		5,207	4,460
0.292% due 05/25/2037 •		3,029	2,438
Citigroup Mortgage Loan Trust, Inc. 0.992% due 09/25/2035 ^•		2,201	2,154
Countrywide Asset-Backed Certificates
0.232% due 04/25/2047 •		962	941
0.242% due 05/25/2037 •		236	236
0.272% due 06/25/2047 •		140	139
0.632% due 03/25/2036 •		1,211	1,158
Fieldstone Mortgage Investment Trust 0.472% due 05/25/2036 •		1,597	1,302
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •		316	315
0.412% due 04/25/2036 •		108	105
Fremont Home Loan Trust
0.252% due 08/25/2036 •		12,399	5,354
1.142% due 11/25/2034 •		5,790	5,753
GSAMP Trust 0.142% due 12/25/2046 •		1,957	1,265
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	400	474
HSI Asset Securitization Corp. Trust 0.252% due 05/25/2037 •		$810	801
Long Beach Mortgage Loan Trust
0.392% due 05/25/2036 •		713	488
0.532% due 02/25/2036 •		3,327	3,269
0.652% due 10/25/2034 •		6	6
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		178	179
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		15,963	6,186
0.302% due 05/25/2037 •		3,195	3,113
0.672% due 12/25/2035 •		650	647
Merrill Lynch Mortgage Investors Trust 0.592% due 07/25/2037 •		2,414	833
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •		1,908	1,164
0.222% due 02/25/2037 •		4,957	3,130
0.252% due 09/25/2036 •		7,892	4,527
0.592% due 04/25/2036 •		3,019	2,823
1.992% due 02/25/2047 •		1,619	1,533
Morgan Stanley Home Equity Loan Trust 0.192% due 12/25/2036 •		2,853	1,736
Option One Mortgage Loan Trust 0.232% due 01/25/2037 •		1,799	1,258
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		5,063	4,946
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		4,347	2,293
Residential Asset Securities Corp. Trust 0.392% due 08/25/2036 •		498	492
Securitized Asset-Backed Receivables LLC Trust
0.172% due 08/25/2036 •		1,414	609
0.572% due 07/25/2036 •		1,301	756
1.052% due 01/25/2036 ^•		2,620	2,348
SG Mortgage Securities Trust 0.232% due 10/25/2036 •		1,780	1,675
Structured Asset Investment Loan Trust 0.712% due 01/25/2036 •		1,059	1,026
Structured Asset Securities Corp. Mortgage Loan Trust
0.227% due 07/25/2036 •		651	641

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

0.262% due 12/25/2036 •		323	319

Total Asset-Backed Securities (Cost $74,695)			78,516

SOVEREIGN ISSUES 6.9%
Brazil Government International Bond 4.750% due 01/14/2050		589	573
Canada Government International Bond 2.750% due 12/01/2048	CAD	7,300	7,068
Israel Government International Bond 4.125% due 01/17/2048		$575	693
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	310,451	2,867
0.100% due 03/10/2029 (c)		546,074	5,056
Saudi Government International Bond
3.450% due 02/02/2061		$800	801
4.000% due 04/17/2025		1,223	1,352
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		519	657

Total Sovereign Issues (Cost $18,664)			19,302

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(d)		750,000	753

Total Preferred Securities (Cost $750)			753

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.6%
U.S. TREASURY BILLS 2.6%
0.017% due 07/06/2021 - 08/10/2021 (a)(b)(i)		7,129	7,129

Total Short-Term Instruments (Cost $7,129)			7,129

Total Investments in Securities (Cost $239,152)			251,652

		SHARES
INVESTMENTS IN AFFILIATES 20.3%
SHORT-TERM INSTRUMENTS 20.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%
PIMCO Short-Term Floating NAV Portfolio III		5,727,005	56,474

Total Short-Term Instruments (Cost $56,474)			56,474

Total Investments in Affiliates (Cost $56,474)			56,474

Total Investments 110.9% (Cost $295,625)			$308,126
Financial Derivative Instruments (f)(h) (6.7)%(Cost or Premiums, net $(6,024))			(18,663)
Other Assets and Liabilities, net (4.2)%			(11,694)

Net Assets 100.0%			$277,769

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Sovereign Issues (3.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	10,600	$(9,951)	$(10,288)

Total Short Sales (3.7)%	$(9,951)	$(10,288)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,377) at a weighted average interest rate of 0.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $24 of accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	111	$111	$(28)	$(25)

Total Written Options	$(28)	$(25)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	19	$3,889	$35	$12	$(4)
U.S. Treasury 10-Year Note September Futures	09/2021	395	52,338	373	93	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	12	2,312	100	14	0

$508	$119	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	23	$(12)	$(4)	$1	$(5)
E-mini S&P 500 Index September Futures	09/2021	181	(38,812)	(628)	0	(63)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	23	(5)	3	3	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Treasury 5-Year Note September Futures				09/2021	51		(6,295)	9		0	(3)
U.S. Treasury 30-Year Bond September Futures				09/2021	431		(69,283)	(2,094)		0	(283)

								$(2,714)		$4	$(355)

Total Futures Contracts								$(2,206)		$123	$(359)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%		Quarterly	12/20/2025		$700	$(58)	$(15)	$(73)	$0	$0
CDX.IG-35 5-Year Index	(1.000)		Quarterly	12/20/2025		8,300	(198)	(14)	(212)	0	(1)
CDX.IG-36 5-Year Index	(1.000)		Quarterly	06/20/2026		137,700	(3,136)	(411)	(3,547)	0	(22)
iTraxx Europe Main 35 5-Year Index	(1.000)		Quarterly	06/20/2026	EUR	21,400	(602)	(81)	(683)	4	0

							$(3,994)	$(521)	$(4,515)	$4	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%		Quarterly	12/20/2025		$200	$(7)	$0	$(7)	$0	$0
CDX.EM-35 5-Year Index	1.000		Quarterly	06/20/2026		500	(18)	5	(13)	0	(1)
iTraxx Crossover 34 5-Year Index	5.000		Quarterly	12/20/2025	EUR	4,539	647	49	696	0	(5)

							$622	$54	$676	$0	$(6)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	5,500	$(2)	$20	$18	$12	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		4,700	156	(25)	131	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	10,500	(6)	(9)	(15)	0	(1)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	6,100	0	(40)	(40)	0	(1)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		12,200	0	(80)	(80)	0	(2)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		14,100	(112)	313	201	2	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		3,800	56	285	341	19	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	5,100	0	(3)	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		8,000	0	(4)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	0	(4)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	0	(3)	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	5	0	5	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$66,000	(769)	220	(549)	0	(5)
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		28,300	(202)	18	(184)	18	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	67	(408)	(341)	0	(5)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		11,000	(666)	132	(534)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,800	640	(1,849)	(1,209)	0	(23)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		5,800	121	(8)	113	0	(8)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		2,200	0	(428)	(428)	10	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	726	(267)	459	0	(19)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	2,400	19	54	73	7	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	5,800	(81)	(4)	(85)	11	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		2,100	(32)	14	(18)	0	(9)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	840,000	(242)	52	(190)	0	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		374,000	(231)	83	(148)	0	(7)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	1,200	12	(1)	11	1	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		3,200	(2)	1	(1)	5	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	UKRPI	3.593	Maturity	11/15/2028	GBP	4,300	79	123	202	11	0
Pay	UKRPI	3.603	Maturity	11/15/2028	1,500	30	43	73	4	0
Pay	UKRPI	3.480	Maturity	01/15/2030	3,600	4	(17)	(13)	11	0
Pay	UKRPI	3.415	Maturity	02/15/2030	3,100	0	(64)	(64)	10	0
Receive	UKRPI	3.397	Maturity	11/15/2030	300	0	17	17	0	(1)
Receive	UKRPI	3.445	Maturity	11/15/2030	600	0	29	29	0	(2)
Receive	UKRPI	3.510	Maturity	11/15/2030	300	0	11	11	0	(1)
Pay	UKRPI	3.217	Maturity	11/15/2040	500	0	(81)	(81)	4	0
Pay	UKRPI	3.272	Maturity	11/15/2040	400	0	(55)	(55)	3	0
Pay	UKRPI	3.273	Maturity	11/15/2040	600	0	(83)	(83)	5	0
Pay	UKRPI	3.340	Maturity	11/15/2040	500	0	(54)	(54)	4	0
Receive	UKRPI	3.000	Maturity	11/15/2050	200	0	66	66	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050	400	0	116	116	0	(6)
Receive	UKRPI	3.143	Maturity	11/15/2050	200	0	43	43	0	(3)

$(430)	$(1,847)	$(2,277)	$151	$(97)

Total Swap Agreements	$(3,802)	$(2,314)	$(6,116)	$155	$(126)

(g)	Securities with an aggregate market value of $5,464 and cash of $2,419 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	CAD	3,804	$3,136	$67	$0
08/2021	$990	EUR	816	0	(22)
08/2021	3	RUB	225	0	0
09/2021	51	3,742	0	(1)
BPS	07/2021	JPY	915,366	$8,369	130	0
08/2021	915,366	8,249	8	0
11/2021	MXN	22,533	1,116	5	0
CBK	07/2021	$81	RUB	6,224	4	0
09/2021	1,501	ZAR	20,644	0	(69)
GLM	07/2021	BRL	27,599	EUR	4,674	0	(7)
07/2021	27,491	$5,496	0	(31)
07/2021	EUR	4,253	BRL	27,599	506	0
07/2021	GBP	6,788	$9,596	207	0
07/2021	$5,442	BRL	27,491	86	0
07/2021	10,175	CAD	12,273	0	(274)
07/2021	162	RUB	12,476	8	0
08/2021	BRL	27,491	$5,424	0	(84)
08/2021	EUR	4,656	BRL	27,599	6	0
08/2021	$432	RUB	31,538	0	(4)
09/2021	TWD	112,135	$4,093	52	0
09/2021	$65	RUB	4,777	0	(1)
09/2021	727	ZAR	10,004	0	(33)
10/2021	2,089	MXN	42,410	6	0
HUS	07/2021	9,395	GBP	6,788	0	(5)
08/2021	GBP	6,788	$9,396	5	0
08/2021	$3	RUB	232	0	0
09/2021	27	1,970	0	0
JPM	07/2021	TRY	535	$61	0	0
10/2021	$1,784	MXN	37,533	76	0
MYI	07/2021	80	RUB	6,125	3	0
08/2021	147	EUR	121	0	(4)
SCX	09/2021	1,304	IDR	18,777,854	0	(26)
12/2021	4,084	SGD	5,407	0	(65)
SOG	07/2021	91	RUB	7,109	5	0
08/2021	3	257	0	0
SSB	07/2021	BRL	27,491	$5,181	0	(346)
TOR	07/2021	CAD	13,096	10,839	275	0
08/2021	4,627	3,736	4	0
UAG	07/2021	$263	RUB	20,139	12	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

09/2021	26	1,947	0	0

Total Forward Foreign Currency Contracts	$1,465	$(972)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	4,199	$25	$21

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	64,200	$151	$139
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	27,100	260	181

$411	$320

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	400	$2	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	300	2	1

$4	$1

Total Purchased Options	$440	$342

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	08/18/2021	500	$(1)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	400	0	0
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	200	0	0
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	500	0	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	1,200	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	700	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	700	(1)	(1)
CBK	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	500	0	0
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	700	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	1,500	(2)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
FBF	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	700	(1)	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	500	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	400	0	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	300	0	0

$(18)	$(4)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	5,646	$(126)	$(31)
Call - OTC USD versus MXN	23.100	12/16/2021	5,646	(103)	(29)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	4,951	(50)	(21)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

Call - OTC USD versus CNH	7.000	12/16/2021	4,951	(50)	(6)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	4,256	(84)	(18)
Call - OTC USD versus MXN	23.000	12/09/2021	4,256	(84)	(22)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	8,398	(26)	(19)

$(523)	$(146)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	13,000	$(154)	$(25)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	300	(2)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	54,100	(260)	(165)

$(416)	$(190)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	700	$(3)	$(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	200	(1)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	200	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	600	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	200	0	0

$(9)	$(3)

Total Written Options	$(966)	$(343)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,817	$(1,668)	$1,421	$0	$(247)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	S&P 500 Total Return Index	15,366	0.449% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	02/02/2022	$121,003	$0	$(16,142)	$0	$(16,142)
GST	Pay	S&P 500 Total Return Index	5,841	0.535% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	51,251	0	(969)	0	(969)
UAG	Pay	S&P 500 Total Return Index	5,545	0.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	09/08/2021	47,983	0	(1,565)	0	(1,565)

$0	$(18,676)	$0	$(18,676)

Total Swap Agreements	$(1,668)	$(17,255)	$0	$(18,923)

(i)

Securities with an aggregate market value of $19,282 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2021 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,656	$0	$11,656
Industrials	0	4,698	0	4,698
Utilities	0	3,490	0	3,490
Municipal Bonds & Notes
Illinois	0	107	0	107
Washington	0	2,890	0	2,890
U.S. Government Agencies	0	33,850	0	33,850
U.S. Treasury Obligations	0	50,006	0	50,006
Non-Agency Mortgage-Backed Securities	0	39,255	0	39,255
Asset-Backed Securities	0	78,516	0	78,516
Sovereign Issues	0	19,302	0	19,302
Preferred Securities
Banking & Finance	0	753	0	753
Short-Term Instruments
U.S. Treasury Bills	0	7,129	0	7,129

	$0	$251,652	$0	$251,652
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,474	$0	$0	$56,474

Total Investments	$56,474	$251,652	$0	$308,126

Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(10,288)	$0	$(10,288)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	262	0	278
Over the counter	0	1,807	0	1,807

	$16	$2,069	$0	$2,085
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(437)	0	(510)
Over the counter	0	(20,238)	0	(20,238)

	$(73)	$(20,675)	$0	$(20,748)

Total Financial Derivative Instruments	$(57)	$(18,606)	$0	$(18,663)

Totals	$56,417	$222,758	$0	$279,175

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.1% ¤
CORPORATE BONDS & NOTES 8.3%
BANKING & FINANCE 5.6%
Aviation Capital Group LLC 5.500% due 12/15/2024		$500	$566
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	826
Barclays Bank PLC 7.625% due 11/21/2022 (h)		244	266
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,260
7.125% due 06/15/2025 •(g)(h)	GBP	3,100	4,910
8.000% due 06/15/2024 •(g)(h)		$1,700	1,935
CIT Group, Inc. 5.000% due 08/15/2022		200	209
Citigroup, Inc. 1.256% (US0003M + 1.100%) due 05/17/2024 ~		300	305
Credit Suisse Group AG
1.359% (US0003M + 1.240%) due 06/12/2024 ~		2,000	2,032
3.091% due 05/14/2032 •		1,300	1,342
3.750% due 03/26/2025		600	651
7.500% due 07/17/2023 •(g)(h)		1,600	1,744
Danske Bank A/S 1.179% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,315
Deutsche Bank AG
1.346% (US0003M + 1.190%) due 11/16/2022 ~		1,700	1,715
1.369% (US0003M + 1.230%) due 02/27/2023 ~		4,000	4,043
1.375% due 09/03/2026 •	EUR	2,400	2,951
1.625% due 01/20/2027		4,600	5,739
1.750% due 01/17/2028		400	503
3.961% due 11/26/2025 •		$1,900	2,055
4.250% due 10/14/2021		7,066	7,143
Discover Bank
3.450% due 07/27/2026		1,700	1,858
4.650% due 09/13/2028		2,700	3,171
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,263
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,305
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$1,300	1,328
3.550% due 10/07/2022		2,600	2,673
5.875% due 08/02/2021		600	604
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	208
4.292% due 09/12/2026 •		1,400	1,559
4.300% due 03/08/2026		300	339
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,000	1,108
Intesa Sanpaolo SpA 7.750% due 01/11/2027 (g)(h) •	EUR	1,300	1,891
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$5,800	5,943
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	1,167
7.500% due 09/27/2025 •(g)(h)		2,500	2,931
7.875% due 06/27/2029 •(g)(h)	GBP	900	1,591
Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,610
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,353
4.519% due 06/25/2024 •		1,500	1,611
4.892% due 05/18/2029 •		1,700	1,993
8.000% due 08/10/2025 •(g)(h)		1,100	1,304
8.625% due 08/15/2021 •(g)(h)		1,400	1,413
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	301
2.600% due 09/28/2022		300	306
2.650% due 07/13/2022		800	813
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,739
2.679% due 07/16/2030		1,300	1,322
3.103% due 01/16/2030		1,900	1,997

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,200	2,407
Standard Chartered PLC 1.456% due 01/14/2027 •		3,500	3,472
UBS AG
5.125% due 05/15/2024 (h)		3,300	3,645
7.625% due 08/17/2022 (h)		300	323
UBS Group AG 4.125% due 09/24/2025		400	447
Wells Fargo & Co. 2.393% due 06/02/2028 •		16,200	16,812
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	4,250

			120,567

INDUSTRIALS 2.0%
Aker BP ASA 2.875% due 01/15/2026		$600	633
BAT Capital Corp. 3.222% due 08/15/2024		100	106
BAT International Finance PLC 3.950% due 06/15/2025		400	437
Boeing Co. 2.750% due 02/01/2026		1,100	1,150
Broadcom, Inc.
2.450% due 02/15/2031		1,300	1,279
3.500% due 02/15/2041		700	717
3.750% due 02/15/2051		300	314
Centene Corp. 4.250% due 12/15/2027		900	950
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,114
4.908% due 07/23/2025		700	793
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,000	1,093
CSN Resources S.A. 7.625% due 02/13/2023		450	468
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,524
2.625% due 03/20/2025		800	816
3.375% due 03/20/2028		900	923
5.250% due 11/15/2021		200	202
Expedia Group, Inc. 6.250% due 05/01/2025		527	613
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,800	3,377
Imperial Brands Finance PLC
3.125% due 07/26/2024		$200	211
3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,685
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	123
5.200% due 07/15/2045		100	124
MPLX LP 2.650% due 08/15/2030		1,300	1,313
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,100	1,148
3.522% due 09/17/2025		2,000	2,137
4.345% due 09/17/2027		2,300	2,530
4.810% due 09/17/2030		1,100	1,243
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		1,200	1,227
President and Fellows of Harvard College 6.500% due 01/15/2039		1,100	1,719
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		600	605
T-Mobile USA, Inc. 3.500% due 04/15/2031		1,000	1,036
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,800	1,823
3.375% due 07/09/2060		1,800	1,852
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		1,600	1,737

			42,236

UTILITIES 0.7%
AT&T, Inc. 2.250% due 02/01/2032		400	393
Georgia Power Co. 2.650% due 09/15/2029		800	840
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		6,300	6,313
3.000% due 06/15/2028		1,000	1,006

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

4.550% due 07/01/2030	1,200	1,285
Petrobras Global Finance BV 5.093% due 01/15/2030	1,012	1,106
Sprint Communications, Inc. 6.000% due 11/15/2022	1,500	1,590
Sprint Corp.
7.125% due 06/15/2024	300	347
7.250% due 09/15/2021	900	915
7.875% due 09/15/2023	800	910

		14,705

Total Corporate Bonds & Notes (Cost $169,005)		177,508

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	3,931

COLORADO 0.2%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	3,114	3,607

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	104	119

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,253

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	600	786

Total Municipal Bonds & Notes (Cost $8,379)		9,696

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.442% due 07/25/2037 •	10	10
0.472% due 07/25/2037 •	18	18
0.492% due 09/25/2035 •	57	57
2.310% due 08/01/2022	96	98
Freddie Mac
0.783% due 10/15/2037 •	21	22
4.000% due 01/01/2048	2,091	2,237
6.000% due 04/01/2040	3	4
Ginnie Mae
0.436% due 08/20/2047 •	632	629
6.000% due 12/15/2038	43	49
Ginnie Mae, TBA 5.000% due 07/01/2051	5,400	5,819
Small Business Administration
5.290% due 12/01/2027	14	15
5.720% due 01/01/2029	285	316
6.020% due 08/01/2028	221	245
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	15,324	16,193
4.000% due 08/01/2025 - 03/01/2026	62	66
5.500% due 09/01/2023	1	1
6.000% due 07/01/2035 - 05/01/2041	627	738
7.500% due 04/01/2024 - 11/01/2037	62	68
Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2051	25,900	27,891

Total U.S. Government Agencies (Cost $53,384)		54,476

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	6,800	6,111
3.000% due 08/15/2048	500	597
3.000% due 02/15/2049	19,000	22,754
4.625% due 02/15/2040	4,500	6,461
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	697	834
0.750% due 02/15/2045	2,041	2,521
1.000% due 02/15/2046	4,507	5,900
1.000% due 02/15/2048	13,858	18,517
1.000% due 02/15/2049	6,196	8,358
1.375% due 02/15/2044	6,186	8,549
U.S. Treasury Notes
0.375% due 12/31/2025 (l)	4,100	4,023

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

0.375% due 01/31/2026		10,200	9,997
0.500% due 02/28/2026		16,600	16,351
1.625% due 02/15/2026		3,300	3,422
1.750% due 12/31/2024 (l)		10,300	10,721
1.875% due 07/31/2022		15,300	15,594
2.000% due 07/31/2022 (l)		8,000	8,165
2.000% due 11/30/2022		13,100	13,441
2.000% due 08/15/2025 (l)		5,800	6,105
2.250% due 08/15/2027		100	107
2.375% due 05/15/2029		90,400	97,568
2.625% due 12/31/2025		12,100	13,083
2.625% due 02/15/2029		145,600	159,688
2.750% due 02/15/2024 (l)		10,500	11,154
3.000% due 09/30/2025 (l)		30,200	33,067

Total U.S. Treasury Obligations (Cost $448,332)			483,088

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust 5.054% due 11/25/2037 ^~		5,400	4,964
American Home Mortgage Assets Trust 1.036% due 11/25/2046 •		6,719	2,889
BCAP LLC Trust 6.000% due 03/26/2037 ~		5,395	3,758
Bear Stearns ALT-A Trust
2.966% due 11/25/2035 ^~		161	156
3.063% due 11/25/2035 ^~		3,992	3,056
ChaseFlex Trust 0.392% due 07/25/2037 •		3,455	3,198
Citigroup Mortgage Loan Trust
0.162% due 01/25/2037 •		3	3
2.520% due 03/25/2036 ^•		100	100
Citigroup Mortgage Loan Trust, Inc. 3.029% due 08/25/2035 ~		41	43
CitiMortgage Alternative Loan Trust 0.692% due 04/25/2037 •		1,407	1,173
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •		14	13
0.252% due 09/25/2047 •		1,987	1,935
0.292% due 06/25/2037 •		47	45
0.332% due 12/25/2046 •		3,748	3,634
1.116% due 02/25/2036 •		5	5
5.750% due 02/25/2037		838	631
6.000% due 08/25/2035		1,374	934
6.000% due 06/25/2047 ^		2,089	1,578
Countrywide Home Loan Mortgage Pass-Through Trust
2.665% due 02/20/2035 ~		1	1
2.800% due 11/25/2034 ~		3	3
3.093% due 11/25/2037 ~		684	680
5.500% due 11/25/2035 ^		25	20
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.422% due 08/25/2037 ^•		2,708	2,317
GSR Mortgage Loan Trust 2.848% due 11/25/2035 ~		3	3
HarborView Mortgage Loan Trust
0.283% due 01/19/2038 •		319	307
0.298% due 12/19/2036 •		911	856
0.433% due 12/19/2036 ^•		342	325
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	6,446	8,962
JP Morgan Mortgage Trust
2.453% due 02/25/2035 ~		$1	1
2.577% due 07/25/2035 ~		1,971	2,016
2.696% due 07/25/2035 ~		12	12
2.801% due 08/25/2034 ~		35	35
5.750% due 01/25/2036 ^		12	8
JP Morgan Resecuritization Trust 0.212% due 06/26/2037 •		3,491	3,421
Lehman Mortgage Trust 0.742% due 11/25/2036 •		1,374	808
Lehman XS Trust 0.317% due 08/25/2046 •		1,691	1,688
Merrill Lynch Mortgage Investors Trust 3.159% due 09/25/2035 ^~		66	61
Morgan Stanley Mortgage Loan Trust 1.022% due 11/25/2035 •		2,385	2,354
MortgageIT Securities Corp. Mortgage Loan Trust 0.322% due 06/25/2047 •		1,001	990
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,211	3,351
2.750% due 11/25/2059 ~		5,572	5,770
Residential Accredit Loans, Inc. Trust
0.462% due 08/25/2036 •		439	420
0.492% due 05/25/2047 •		4,564	4,416
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	21,506	29,814

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust 2.702% due 04/25/2035 ~		$96	92
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •		6,574	6,174
0.552% due 02/25/2036 •		507	531
Structured Asset Securities Corp. 0.442% due 04/25/2035 •		1,655	1,537
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	1,200	1,665
Towd Point Mortgage Funding 0.949% due 07/20/2045 •		8,972	12,453
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		2,779	3,865
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,681
WaMu Mortgage Pass-Through Certificates Trust
0.846% due 01/25/2047 •		14	14
0.886% due 05/25/2047 •		2,487	2,410
1.252% due 11/25/2045 •		2,170	2,154
1.843% due 09/25/2046 •		31	32
1.843% due 10/25/2046 •		24	24
2.621% due 01/25/2037 ^~		194	176
2.705% due 06/25/2037 ^~		806	787
2.888% due 12/25/2035 ~		1,241	1,257
3.320% due 08/25/2036 ^~		89	90
Wells Fargo Mortgage-Backed Securities Trust 2.813% due 12/25/2036 ^~		120	119

Total Non-Agency Mortgage-Backed Securities (Cost $126,472)			133,815

ASSET-BACKED SECURITIES 10.2%
Aames Mortgage Investment Trust 1.082% due 07/25/2035 •		2,358	2,360
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	3,300	3,909
Ares European CLO 0.660% due 10/15/2030 •		6,000	7,110
Armada Euro CLO DAC 0.720% due 07/15/2031 •		8,200	9,704
Asset-Backed Funding Certificates Trust 0.222% due 01/25/2037 •		$2,199	1,740
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •		209	209
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	3,500	4,146
Bear Stearns Asset-Backed Securities Trust
0.292% due 12/25/2036 •		$98	98
0.392% due 07/25/2036 •		693	692
0.412% due 08/25/2036 •		484	469
0.782% due 02/25/2036 •		1,776	1,769
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	3,200	3,778
BNC Mortgage Loan Trust 0.412% due 10/25/2036 •		$770	763
Cairn CLO BV
0.000% due 10/15/2031 •	EUR	2,200	2,609
0.600% due 04/30/2031 •		3,100	3,667
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		1,900	2,253
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		$1,180	1,193
Citigroup Mortgage Loan Trust
0.152% due 07/25/2045 •		17	15
0.252% due 12/25/2036 •		2,650	1,790
Citigroup Mortgage Loan Trust, Inc. 0.542% due 10/25/2036 •		1,635	1,631
Countrywide Asset-Backed Certificates
0.232% due 06/25/2037 •		864	819
0.232% due 06/25/2047 ^•		910	867
0.282% due 11/25/2037 •		164	157
0.342% due 06/25/2047 •		1,200	1,162
0.612% due 12/25/2036 ^•		3,632	3,545
0.632% due 03/25/2036 •		1,127	1,078
0.652% due 09/25/2036 •		668	667
0.677% due 05/25/2036 •		2,500	2,473
0.692% due 07/25/2036 •		606	606
4.471% due 10/25/2046 ^~		571	572
Credit-Based Asset Servicing & Securitization LLC 0.212% due 07/25/2037 •		6	5
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	2,300	2,717
0.650% due 10/15/2031 •		5,900	7,011
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •		2,300	2,724
Fieldstone Mortgage Investment Trust 0.827% due 12/25/2035 •		$5,189	5,178

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Fremont Home Loan Trust
0.192% due 08/25/2036 •		95	40
0.432% due 02/25/2036 •		1,799	1,754
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		396	398
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	3,700	4,394
GSAA Home Equity Trust
0.292% due 03/25/2037 •		$4,627	1,910
3.059% due 03/25/2036 ~		4,217	3,342
GSAMP Trust
0.242% due 08/25/2036 •		2,087	2,061
0.322% due 01/25/2037 •		2,700	2,455
0.782% due 11/25/2035 •		3,556	3,543
1.412% due 12/25/2034 ^•		1,208	1,050
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,488
0.760% due 07/15/2031 •		7,900	9,395
0.960% due 10/20/2031 •		5,000	5,923
1.040% due 07/15/2031		1,000	1,188
Home Equity Loan Trust 0.432% due 04/25/2037 •		$5,300	4,484
Home Equity Mortgage Loan Asset-Backed Trust 1.157% due 08/25/2035 •		2,000	1,995
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.142% due 11/25/2034 •		163	162
JP Morgan Mortgage Acquisition Trust 0.302% due 10/25/2036 •		61	60
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	3,050	3,609
0.650% due 04/15/2031 •		1,400	1,659
Laurelin DAC 0.720% due 10/20/2031 •		4,900	5,805
Long Beach Mortgage Loan Trust 0.532% due 02/25/2036 •		$3,219	3,163
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	831
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,100	1,306
MASTR Specialized Loan Trust
0.352% due 06/25/2046 •		$2,670	2,587
0.612% due 02/25/2036 •		819	796
Merrill Lynch Mortgage Investors Trust 0.202% due 08/25/2037 •		6,382	4,138
Morgan Stanley ABS Capital, Inc. Trust
0.192% due 07/25/2036 •		3	2
0.252% due 09/25/2036 •		2,675	1,534
0.307% due 03/25/2037 •		15,077	8,036
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		4,190	2,142
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		3,448	2,411
0.312% due 04/25/2037 •		2,738	2,217
0.312% due 05/25/2037 •		1,570	1,166
0.402% due 04/25/2037 •		321	228
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.817% due 02/25/2035 •		6,262	6,253
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		3,482	3,402
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,662	1,932
Residential Asset Securities Corp. Trust
0.342% due 04/25/2037 •		2,086	2,081
0.692% due 02/25/2036 •		501	501
Securitized Asset-Backed Receivables LLC Trust
0.572% due 07/25/2036 •		1,064	618
0.592% due 05/25/2036 •		1,305	909
0.672% due 11/25/2035 •		303	303
0.737% due 10/25/2035 •		1,670	1,542
Segovia European CLO 0.000% due 07/20/2032 •(a)	EUR	2,900	3,439
SG Mortgage Securities Trust 0.452% due 02/25/2036 •		$4,406	2,816
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,800	3,929
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		4,400	4,399
Soundview Home Loan Trust
0.152% due 11/25/2036 •		7	3
0.242% due 03/25/2037 •		465	450
0.262% due 07/25/2037 •		1,552	1,446
0.342% due 10/25/2036 •		3,900	3,802
0.932% due 08/25/2035 ^•		2,200	2,120
Specialty Underwriting & Residential Finance Trust 0.692% due 12/25/2036 •		1,179	1,161

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 0.322% due 05/25/2047 •		1,326	1,301
Venture CLO Ltd. 1.208% due 04/20/2029 •		5,440	5,438
Wind River CLO Ltd. 1.054% due 10/15/2027 •		853	854

Total Asset-Backed Securities (Cost $215,199)			216,457

SOVEREIGN ISSUES 5.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,199	433
0.125% due 07/09/2035 þ		2,196	701
0.125% due 07/09/2041 þ		7,350	2,631
1.000% due 07/09/2029		248	95
36.104% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	21
Brazil Government International Bond 4.750% due 01/14/2050		$1,954	1,901
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	62,000	19,017
0.750% due 07/31/2022		8,300	2,566
4.125% due 01/17/2048		$1,300	1,568
5.500% due 01/31/2022	ILS	12,700	4,022
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	5,488,634	50,689
0.100% due 03/10/2029 (f)		2,635,181	24,396
Saudi Government International Bond
3.450% due 02/02/2061		$3,500	3,503
4.000% due 04/17/2025		1,400	1,548
4.500% due 10/26/2046		200	235
5.000% due 04/17/2049		500	633

Total Sovereign Issues (Cost $114,936)			113,959

		SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(g)		1,091,000	1,095
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(g)		378,175	605

			1,700

UTILITIES 0.6%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		524,026	13,868

Total Preferred Securities (Cost $15,541)			15,568

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.4%
SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.005% due 08/20/2021 (d)(e)		$2,500	2,500
0.008% due 08/27/2021 (d)(e)		8,800	8,799
0.010% due 08/25/2021 (d)(e)		5,800	5,800

			17,099

ISRAEL TREASURY BILLS 0.2%
(0.037)% due 10/06/2021 - 06/08/2022 (c)(d)	ILS	16,400	5,030

U.S. TREASURY BILLS 10.2%
0.055% due 08/19/2021 - 11/26/2021 (c)(d)(j)(l)(n)		$217,400	217,385

U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.036% due 09/21/2021 - 10/19/2021 (c)(d)		24,800	24,797

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $264,234)		264,311

Total Investments in Securities (Cost $1,415,482)		1,468,878

	SHARES
INVESTMENTS IN AFFILIATES 32.9%
SHORT-TERM INSTRUMENTS 32.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.9%
PIMCO Short Asset Portfolio	11,005,594	110,298
PIMCO Short-Term Floating NAV Portfolio III	59,668,783	588,394

Total Short-Term Instruments (Cost $698,552)		698,692

Total Investments in Affiliates (Cost $698,552)		698,692

Total Investments 102.0% (Cost $2,114,034)		$2,167,570
Financial Derivative Instruments (k)(m) 13.0%(Cost or Premiums, net $(19,045))		276,306
Other Assets and Liabilities, net (15.0)%		(318,014)

Net Assets 100.0%		$2,125,862

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$14,013	$13,868	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2051	$5,400	$(5,944)	$(5,919)

Sovereign Issues (0.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	11,300	(10,720)	(10,977)

Total Short Sales (0.8)%	$(16,664)	$(16,896)

(j)	Securities with an aggregate market value of $271 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Payable for short sales includes $36 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	857	$857	$(215)	$(198)

Total Written Options	$(215)	$(198)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2021	5,347	$616,990	$(3,484)	$856	$0
U.S. Treasury 5-Year Note September Futures	09/2021	523	64,554	(121)	33	0
U.S. Treasury 30-Year Bond September Futures	09/2021	243	39,062	1,184	159	0

$(2,421)	$1,048	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures(1)	07/2021	176	$(94)	$(33)	$6	$(38)
Euro-Bund 10-Year Bond September Futures	09/2021	26	(5,321)	(34)	6	(17)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures(1)	07/2021	176	(35)	23	26	(4)
U.S. Treasury 2-Year Note September Futures	09/2021	1,029	(226,710)	320	0	(24)
U.S. Treasury 10-Year Note September Futures	09/2021	2,050	(271,625)	(1,675)	0	(480)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	492	(94,802)	(4,621)	0	(554)
United Kingdom Long Gilt September Futures	09/2021	11	(1,949)	(19)	0	(2)

$(6,039)	$38	$(1,119)

Total Futures Contracts	$(8,460)	$1,086	$(1,119)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.625%	$2,200	$35	$6	$41	$1	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.019	EUR	800	(4)	3	(1)	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	$1,600	10	13	23	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	3,400	(487)	398	(89)	0	(2)

$(446)	$420	$(26)	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$6,100	$(223)	$12	$(211)	$0	$(6)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	13,200	(475)	133	(342)	0	(10)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	3,000	260	49	309	1	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	12,400	1,124	163	1,287	7	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	12,400	279	38	317	2	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	69,200	1,602	181	1,783	11	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	22,600	3,064	305	3,369	0	(28)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	50,900	1,518	149	1,667	0	(8)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	57,500	1,752	84	1,836	0	(10)

$8,901	$1,114	$10,015	$21	$(62)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	37,900	$(16)	$138	$122	$82	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		30,000	997	(163)	834	0	(4)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	810,600	(772)	(362)	(1,134)	0	(41)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		155,900	0	(115)	(115)	0	(39)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	23,800	0	(156)	(156)	0	(4)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		47,600	0	(311)	(311)	0	(8)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		147,900	4,712	(2,602)	2,110	24	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		9,400	2,243	(1,401)	842	56	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	528	(547)	(19)	24	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	22,700	0	(12)	(12)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		32,100	0	(17)	(17)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		32,100	0	(15)	(15)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		32,100	0	(14)	(14)	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		32,100	0	1	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		64,200	0	19	19	3	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$122,900	1,262	(282)	980	8	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(367)	3,046	3	0
Pay(6)	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		252,600	0	(1,355)	(1,355)	78	0
Pay(6)	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		553,700	0	(3,830)	(3,830)	182	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		93,900	(4,780)	2,074	(2,706)	0	(21)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	15,926	(12,005)	0	(225)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	09/28/2025		110,500	(13,430)	3,895	(9,535)	0	(45)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		117,400	(379)	(1,578)	(1,957)	66	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	1,514	(1,903)	0	(38)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		151,000	7,911	(6,543)	1,368	129	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	987	(1,467)	0	(19)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		79,600	(4,731)	866	(3,865)	95	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	904	(1,079)	0	(21)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		52,100	2,941	(3,423)	(482)	112	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		149,000	8,130	(9,821)	(1,691)	357	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		62,600	526	1,445	1,971	0	(165)
Receive(6)	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,100	0	829	829	0	(150)
Receive(6)	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		141,900	0	3,718	3,718	0	(397)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		11,400	0	(2,220)	(2,220)	53	0
Receive	3-Month USD-LIBOR	0.836	Semi-Annual	06/30/2045		11,400	202	2,018	2,220	0	(53)
Receive	3-Month USD-LIBOR	0.841	Semi-Annual	06/30/2045		7,700	(399)	(1,093)	(1,491)	36	0
Receive	3-Month USD-LIBOR	0.845	Semi-Annual	06/30/2045		11,400	(578)	(1,619)	(2,198)	53	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		25,500	5,214	(1,867)	3,347	0	(138)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	13,500	107	303	410	41	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	40,200	(558)	(31)	(589)	77	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		14,600	(226)	104	(122)	0	(66)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	8,380,000	(2,480)	589	(1,891)	4	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		2,128,000	(1,298)	455	(843)	0	(41)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	8,500	85	(10)	75	10	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		22,100	(16)	7	(9)	32	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	21,500	251	266	517	0	(21)
Pay	UKRPI	3.490	Maturity	09/15/2028		22,600	1,020	(399)	621	53	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	244	(66)	178	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	848	(228)	620	33	0
Pay	UKRPI	3.603	Maturity	11/15/2028		3,700	245	(64)	181	9	0
Pay	UKRPI	3.480	Maturity	01/15/2030		23,400	467	(548)	(81)	70	0
Pay	UKRPI	3.415	Maturity	02/15/2030		6,200	21	(150)	(129)	19	0
Pay	UKRPI	3.475	Maturity	08/15/2030		21,500	(240)	(580)	(820)	76	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,000	0	57	57	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	92	92	0	(6)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	37	37	0	(3)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,700	0	(275)	(275)	13	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,300	0	(179)	(179)	10	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(262)	(262)	14	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(184)	(184)	13	0
Receive	UKRPI	3.000	Maturity	11/15/2050		700	0	230	230	0	(11)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,300	0	376	376	0	(21)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	151	151	0	(11)

							$(24,321)	$(5,688)	$(30,009)	$1,849	$(1,551)

Total Swap Agreements							$(15,866)	$(4,154)	$(20,020)	$1,871	$(1,617)

(l)	Securities with an aggregate market value of $68,612 and cash of $7,329 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	CAD	13,178		$10,864	$234	$0
	08/2021		$515	RUB	38,693	11	0
	09/2021		1,019		74,350	0	(15)
BRC	08/2021		12	MXN	248	0	0
CBK	07/2021	AUD	137		$106	3	0
	07/2021		$29,035	CAD	35,707	0	(229)
	07/2021		382	RUB	29,532	20	0
	08/2021	CAD	35,707		$29,034	230	0
	08/2021		$469	RUB	35,275	9	0
	09/2021		11,693	ZAR	160,813	0	(538)
	10/2021	ILS	12,304		$3,719	0	(59)
	11/2021		62,019		18,857	0	(207)
	11/2021		$9,761	MXN	199,161	52	0
	06/2022	ILS	4,100		$1,266	1	0
	08/2022		8,420		2,547	0	(52)
GLM	07/2021	BRL	36,527	EUR	6,185	0	(10)
	07/2021		51,736		$10,343	0	(59)
	07/2021	EUR	5,629	BRL	36,526	669	0
	07/2021	GBP	49,036		$69,323	1,492	0
	07/2021		$10,272	BRL	51,736	129	0
	07/2021		11,051	CAD	13,330	0	(298)
	07/2021		767	RUB	59,197	40	0
	08/2021	BRL	51,736		$10,240	0	(127)
	08/2021	EUR	6,162	BRL	36,527	8	0
	08/2021		$658	RUB	49,276	11	0
	09/2021	HKD	1,233		$159	0	0
	09/2021	TWD	723,034		26,391	333	0
	09/2021		$1,295	RUB	94,912	0	(13)
	09/2021		5,661	ZAR	77,928	0	(255)
HUS	07/2021		67,870	GBP	49,036	0	(38)
	08/2021	GBP	49,036		$67,875	37	0
	08/2021		$1,057	RUB	79,602	23	0
	09/2021		535		39,146	0	(6)
	01/2022	ILS	13,402		$4,088	0	(36)
JPM	07/2021	TRY	3,235		367	0	0
	10/2021		$10,717	MXN	225,436	458	0
MYI	07/2021	JPY	2,824,884		$25,950	522	0
	07/2021		$379	RUB	29,062	17	0
	08/2021	EUR	102,607		$124,239	2,460	0
	08/2021		$1,027	EUR	843	0	(27)
SCX	07/2021	JPY	5,471,462		$50,027	776	0
	09/2021		$9,871	IDR	142,173,995	0	(196)
	12/2021		26,334	SGD	34,860	0	(418)
SOG	07/2021		434	RUB	33,732	25	0
	08/2021		587		44,237	14	0
SSB	07/2021	BRL	51,736		$9,751	0	(651)
TOR	07/2021	CAD	35,859		29,680	753	0
UAG	07/2021		$74,944	JPY	8,296,346	0	(266)
	07/2021		1,246	RUB	95,560	56	0
	08/2021	JPY	8,296,346		$74,964	267	0
	09/2021		$527	RUB	38,675	0	(5)

Total Forward Foreign Currency Contracts						$8,650	$(3,505)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	20,372	$124	$104

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	331,600	$805	$716
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	03/18/2024	162,700	1,562	1,086

$2,367	$1,802

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,500	$14	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,900	18	7
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,600	15	10

$47	$17

Total Purchased Options	$2,538	$1,923

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000%	07/21/2021	700	$(4)	$0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	2,900	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	1,200	(2)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	3,800	(5)	(4)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	3,600	(3)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	3,600	(4)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	5,500	(3)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	5,500	(7)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	2,400	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,700	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	8,600	(12)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	5,300	(6)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	2,700	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	2,700	(3)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,600	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	4,000	(4)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	6,500	(7)	(4)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	900	(4)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,000	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	3,400	(3)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	5,000	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	5,000	(6)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	11,100	(11)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	4,200	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	4,100	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	3,300	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	5,400	(6)	(5)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	1,700	(10)	(7)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	1,700	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	2,400	(2)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	4,800	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	5,700	(6)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,100	(1)	(1)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	3,700	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	3,100	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	3,100	(3)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	3,300	(3)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	3,500	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	4,900	(5)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,900	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	2,700	(3)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,700	(2)	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	3,900	(5)	(3)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,900	(4)	(2)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	600	(1)	0

$(193)	$(70)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	22,658	$(504)	$(122)
Call - OTC USD versus MXN	23.100	12/16/2021	22,658	(414)	(118)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	19,868	(202)	(83)
Call - OTC USD versus CNH	7.000	12/16/2021	19,868	(202)	(25)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	17,078	(338)	(73)
Call - OTC USD versus MXN	23.000	12/09/2021	17,078	(338)	(88)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	40,744	(124)	(90)

$(2,122)	$(599)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	21,500	$(255)	$(41)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	44,100	(562)	(62)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,800	(14)	0
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	03/18/2024	325,300	(1,561)	(994)

$(2,392)	$(1,097)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	4,600	$(20)	$(4)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,100	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	1,100	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	2,400	(15)	(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	2,400	(10)	(13)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	4,500	(14)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	5,700	(19)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	3,800	(24)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	1,200	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	1,200	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,400	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	5,200	(16)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,400	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	2,700	(5)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	1,600	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	1,600	(5)	(4)

$(157)	$(76)

Total Written Options	$(4,864)	$(1,842)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,940	$(638)	$545	$0	$(93)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Russell 2000 Index	49,527	0.166% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	$412,783	$0	$175,905	$175,905	$0
BRC	Receive	Russell 2000 Index	14,890	0.215% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	178,276	0	(1,145)	0	(1,145)
CBK	Receive	Russell 2000 Index	24,052	0.175% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2021	217,761	0	68,106	68,106	0
FAR	Receive	Russell 2000 Index	7,028	0.244% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/06/2021	80,268	0	3,301	3,301	0
MYI	Receive	Russell 2000 Index	8,711	0.244% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/06/2021	99,490	0	4,095	4,095	0
RBC	Receive	Russell 2000 Index	22,730	0.184% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/11/2022	249,479	0	20,888	20,888	0

								$0	$271,150	$272,295	$(1,145)

Total Swap Agreements								$(638)	$271,695	$272,295	$(1,238)

(n)

Securities with an aggregate market value of $1,358 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$120,567	$0		$120,567
Industrials						0	42,236	0		42,236
Utilities						0	14,705	0		14,705
Municipal Bonds & Notes
California						0	3,931	0		3,931
Colorado						0	3,607	0		3,607
Illinois						0	119	0		119
New York						0	1,253	0		1,253
Washington						0	786	0		786
U.S. Government Agencies						0	54,476	0		54,476
U.S. Treasury Obligations						0	483,088	0		483,088
Non-Agency Mortgage-Backed Securities						0	133,815	0		133,815
Asset-Backed Securities						0	216,457	0		216,457
Sovereign Issues						0	113,959	0		113,959
Preferred Securities
Banking & Finance						0	1,700	0		1,700
Utilities						0	0	13,868		13,868
Short-Term Instruments
Short-Term Notes						0	17,099	0		17,099
Israel Treasury Bills						0	5,030	0		5,030
U.S. Treasury Bills						0	217,385	0		217,385
U.S. Treasury Cash Management Bills						0	24,797	0		24,797

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2021 (Unaudited)

	$0	$1,455,010	$13,868	$1,468,878
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$698,692	$0	$0	$698,692

Total Investments	$698,692	$1,455,010	$13,868	$2,167,570

Short Sales, at Value - Liabilities
Sovereign Issues	0	(10,977)	0	(10,977)
U.S. Government Agencies	0	(5,919)	0	(5,919)

	$0	$(16,896)	$0	$(16,896)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	894	2,063	0	2,957
Over the counter	0	282,868	0	282,868

	$894	$284,931	$0	$285,825
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(2,873)	0	(2,934)
Over the counter	(5)	(6,580)	0	(6,585)

	$(66)	$(9,453)	$0	$(9,519)

Total Financial Derivative Instruments	$828	$275,478	$0	$276,306

Totals	$699,520	$1,713,592	$13,868	$2,426,980

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Strategic Bond Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Brookfield Retail Holdings 2.604% (LIBOR03M + 2.500%) due 08/27/2025 ~		$199	$194
Caesars Resort Collection LLC 4.604% (LIBOR03M + 4.500%) due 07/21/2025 ~		298	300
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		195	195
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 «~		200	198
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		317	317
IRB Holding Corp. 4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		200	200
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		199	198
Organon & Co. 3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~		200	200
U.S. Foods, Inc. 1.854% (LIBOR03M + 1.750%) due 06/27/2023 ~		269	267
Zayo Group Holdings, Inc. 3.104% (LIBOR03M + 3.000%) due 03/09/2027 ~		269	266

Total Loan Participations and Assignments (Cost $2,331)			2,335

CORPORATE BONDS & NOTES 19.9%
BANKING & FINANCE 13.4%
AIA Group Ltd. 0.655% (US0003M + 0.520%) due 09/20/2021 ~		700	700
American Assets Trust LP 3.375% due 02/01/2031		200	206
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	400	513
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$400	419
Bank of America Corp. 3.864% due 07/23/2024 •		300	320
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	129
4.610% due 02/15/2023 •		$200	205
4.972% due 05/16/2029 •		700	820
7.875% due 03/15/2022 • (e)(f)		200	209
BNP Paribas S.A.
2.871% due 04/19/2032 •		200	206
4.705% due 01/10/2025 •		300	328
7.000% due 08/16/2028 •(e)(f)		300	360
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	200
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	54
CIT Group, Inc. 4.750% due 02/16/2024		200	217
Credit Suisse AG 6.500% due 08/08/2023 (f)		200	221
Credit Suisse Group AG
4.550% due 04/17/2026		500	567
5.250% due 02/11/2027 •(e)(f)		300	318
6.375% due 08/21/2026 •(e)(f)		200	223
Deutsche Bank AG
0.898% due 05/28/2024 (g)		200	199
1.625% due 01/20/2027	EUR	200	250
1.750% due 11/19/2030 •		200	251
3.729% due 01/14/2032 •(g)		$200	204
3.961% due 11/26/2025 •		400	433
Ford Motor Credit Co. LLC
0.157% due 12/01/2024 •	EUR	100	116
1.744% due 07/19/2024		100	120
2.748% due 06/14/2024	GBP	100	140
3.375% due 11/13/2025		$300	311
4.535% due 03/06/2025	GBP	100	149
Goldman Sachs Group, Inc.
0.523% due 03/08/2023		$200	200
0.673% due 03/08/2024 •		200	200

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

1.176% (US0003M + 1.000%) due 07/24/2023 ~		200	202
1.735% (US0003M + 1.600%) due 11/29/2023 ~		300	310
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	200	280
4.292% due 09/12/2026 •		$300	334
4.583% due 06/19/2029 •		100	116
ING Groep NV 2.727% due 04/01/2032 •		400	412
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	200	291
JPMorgan Chase & Co.
1.076% (US0003M + 0.900%) due 04/25/2023 ~		$400	403
1.406% (US0003M + 1.230%) due 10/24/2023 ~		300	304
Lazard Group LLC 4.500% due 09/19/2028		800	924
LeasePlan Corp. NV 2.875% due 10/24/2024		200	210
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(e)(f)	GBP	300	455
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022		$200	203
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	100	143
National Health Investors, Inc. 3.000% due 02/01/2031		$200	194
Nationwide Building Society
4.302% due 03/08/2029 •		300	339
4.363% due 08/01/2024 •		300	322
Natwest Group PLC
3.875% due 09/12/2023		500	534
4.519% due 06/25/2024 •		200	215
4.800% due 04/05/2026		500	573
8.625% due 08/15/2021 •(e)(f)		300	303
OneMain Finance Corp. 6.125% due 03/15/2024		250	269
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		7	7
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		950	1,045
7.375% due 06/24/2022 •(e)(f)	GBP	200	293
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		$700	745
Societe Generale S.A. 6.750% due 04/06/2028 •(e)(f)		300	340
UniCredit SpA 7.830% due 12/04/2023		600	696
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	200	238
Wells Fargo & Co.
1.416% (US0003M + 1.230%) due 10/31/2023 ~		$200	203
3.000% due 04/22/2026		300	323

			20,014

INDUSTRIALS 5.7%
American Airlines Pass-Through Trust
3.250% due 04/15/2030		80	78
3.375% due 11/01/2028		210	210
American Airlines, Inc. 5.500% due 04/20/2026		100	106
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	300	416
Boeing Co. 1.950% due 02/01/2024		$200	205
Broadcom, Inc. 4.110% due 09/15/2028		15	17
Charter Communications Operating LLC 3.500% due 06/01/2041		200	202
Constellation Brands, Inc. 2.650% due 11/07/2022		200	206
Coty, Inc.
3.875% due 04/15/2026	EUR	100	119
5.000% due 04/15/2026		$300	305
D.R. Horton, Inc.
4.375% due 09/15/2022		100	104
4.750% due 02/15/2023		200	211
DAE Funding LLC 3.375% due 03/20/2028		200	205
Expedia Group, Inc. 6.250% due 05/01/2025		44	51
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		200	200
Hasbro, Inc. 2.600% due 11/19/2022		200	206
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	99

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

3.750% due 05/01/2029		400	405
IHS Markit Ltd. 5.000% due 11/01/2022		200	210
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	410
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	120
Marriott International, Inc. 2.850% due 04/15/2031		$200	203
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	212
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	156	238
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$500	534
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		600	607
Petroleos Mexicanos 6.840% due 01/23/2030		200	206
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		800	805
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	224
TEGNA, Inc. 4.625% due 03/15/2028		200	208
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		78	78
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	320
Transocean, Inc. 7.250% due 11/01/2025		100	87
United Airlines Pass-Through Trust 5.875% due 04/15/2029		190	212
United Airlines, Inc. 4.375% due 04/15/2026		100	104
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		200	203
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	138

			8,464

UTILITIES 0.8%
Duke Energy Corp. 0.775% (US0003M + 0.650%) due 03/11/2022 ~		$300	301
Pacific Gas & Electric Co.
1.367% due 03/10/2023		400	400
1.531% (US0003M + 1.375%) due 11/15/2021 ~		300	301
Rio Oil Finance Trust 8.200% due 04/06/2028		240	278

			1,280

Total Corporate Bonds & Notes (Cost $28,062)			29,758

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.212% due 03/25/2034 •		6	6
0.992% due 04/25/2032 •		9	10
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		827	884

Total U.S. Government Agencies (Cost $865)			900

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Notes
0.625% due 08/15/2030		100	93
0.750% due 04/30/2026		1,600	1,592
0.875% due 11/15/2030		1,000	951
1.250% due 07/31/2023		587	599
1.500% due 02/15/2030		6,300	6,363
2.625% due 02/15/2029		360	395
2.875% due 05/15/2028 (i)(k)		1,100	1,223
3.125% due 11/15/2028		3,300	3,734

Total U.S. Treasury Obligations (Cost $14,829)			14,950

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust 6.000% due 03/25/2047 þ		131	121
Banc of America Funding Trust 2.410% due 06/20/2032 ~		24	25
Bear Stearns Adjustable Rate Mortgage Trust 2.893% due 02/25/2034 ~		24	25
Bear Stearns ALT-A Trust 3.122% due 05/25/2036 ^~		718	490

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Countrywide Alternative Loan Trust 6.000% due 01/25/2036		409	375
Countrywide Home Loan Mortgage Pass-Through Trust 2.992% due 08/25/2034 ^~		5	5
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~		5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		269	231
EMF-NL Prime BV 0.263% due 04/17/2041 •	EUR	41	47
GSR Mortgage Loan Trust
2.118% due 06/25/2034 ~		$15	15
5.750% due 01/25/2037 ^		12	10
HarborView Mortgage Loan Trust 3.655% due 06/19/2036 ^~		134	87
MASTR Adjustable Rate Mortgages Trust 2.037% due 05/25/2034 ~		48	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.933% due 08/15/2032 •		85	81
Residential Accredit Loans, Inc. Trust 5.915% due 09/25/2037 ~		444	386
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		200	115
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	243	338
Structured Asset Mortgage Investments Trust 0.593% due 07/19/2035 •		$23	22
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	969	1,348
VMC Finance LLC 1.183% due 06/16/2036 •		$200	201
WaMu Mortgage Pass-Through Certificates Trust
1.516% due 08/25/2042 •		12	12
2.810% due 03/25/2037 ^~		481	449

Total Non-Agency Mortgage-Backed Securities (Cost $4,462)			4,436

ASSET-BACKED SECURITIES 15.6%
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(a)		500	500
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.797% due 11/25/2035 •		479	480
1.112% due 09/25/2034 •		354	355
Apidos CLO 0.000% due 07/17/2030 •		500	500
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		500	500
Babson Euro CLO BV 0.281% due 10/25/2029 •	EUR	222	262
Bayview Financial Acquisition Trust 6.596% due 12/28/2036 þ		$380	405
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		174	176
Bear Stearns Asset-Backed Securities Trust
0.322% due 02/25/2037 •		600	567
0.722% due 02/25/2036 •		483	481
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	500	590
Cairn CLO BV 0.600% due 04/30/2031 •		500	591
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		$563	564
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		500	500
CIT Mortgage Loan Trust 1.592% due 10/25/2037 •		400	407
Countrywide Asset-Backed Certificates 0.292% due 06/25/2047 ^•		458	429
Countrywide Asset-Backed Certificates Trust 0.832% due 08/25/2047 •		175	172
CSAB Mortgage-Backed Trust 0.232% due 11/25/2036 •		954	233
Fremont Home Loan Trust 0.232% due 01/25/2037 •		617	413
HSI Asset Securitization Corp. Trust 0.872% due 01/25/2036 •		400	387
IXIS Real Estate Capital Trust 0.322% due 01/25/2037 •		118	60
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	500	593
0.650% due 04/15/2031 •		500	591
LCM LP 1.228% due 10/20/2027 •		$276	276
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		377	380

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		1,000	1,000
Marathon CLO Ltd. 1.334% due 04/15/2029 •		300	300
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		500	500
Morgan Stanley ABS Capital, Inc. Trust
0.242% due 09/25/2036 •		717	345
0.632% due 12/25/2034 •		231	227
OZLM Ltd. 1.236% due 04/30/2027 •		261	261
Palmer Square Loan Funding Ltd.
0.955% due 02/20/2028 •		267	267
1.056% due 11/15/2026 •		186	186
Residential Asset Securities Corp. Trust
0.612% due 07/25/2036 ^•		1,425	1,298
0.692% due 02/25/2036 •		1,357	1,356
Saxon Asset Securities Trust 0.402% due 09/25/2037 •		394	388
SG Mortgage Securities Trust 0.302% due 10/25/2036 •		700	569
Sierra Madre Funding Ltd. 0.480% due 09/07/2039 •		1,061	945
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		500	500
1.163% due 01/23/2029 •		689	690
1.238% due 10/20/2028 •		656	657
Soundview Home Loan Trust 0.292% due 06/25/2037 •		642	531
Tikehau CLO BV 0.880% due 12/07/2029 •	EUR	317	376
Tralee CLO Ltd. 1.298% due 10/20/2028 •		$591	591
Venture CLO Ltd.
1.208% due 04/20/2029 •		486	486
1.238% due 07/20/2030 •		700	699
WaMu Asset-Backed Certificates WaMu Trust 0.317% due 05/25/2037 •		441	417
Zais CLO Ltd. 1.334% due 04/15/2028 •		221	221

Total Asset-Backed Securities (Cost $22,071)			23,222

SOVEREIGN ISSUES 8.5%
Australia Government International Bond 2.500% due 05/21/2030	AUD	2,000	1,642
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2021 (c)	BRL	14,000	2,781
China Development Bank
3.230% due 01/10/2025	CNY	10,500	1,630
3.340% due 07/14/2025		9,300	1,447
Israel Government International Bond
3.800% due 05/13/2060		$200	228
5.500% due 01/31/2022	ILS	6,100	1,932
Peru Government International Bond
5.940% due 02/12/2029	PEN	3,100	882
6.350% due 08/12/2028		1,800	524
8.200% due 08/12/2026		1,000	323
Provincia de Buenos Aires 37.854% due 04/12/2025	ARS	380	2
Saudi Government International Bond 4.500% due 10/26/2046		$200	235
South Africa Government International Bond 4.850% due 09/30/2029		400	425
Turkey Government International Bond 6.350% due 08/10/2024		600	631

Total Sovereign Issues (Cost $12,345)			12,682

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~		100,000	66
Citigroup, Inc. 4.000% due 12/10/2025 •(e)		200,000	207
Nationwide Building Society 10.250% due 12/31/2049 ~(e)		250	65

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $307)			338

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.9%
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	2,966	18

ISRAEL TREASURY BILLS 1.8%
(0.033)% due 11/30/2021 - 02/02/2022 (b)(c)	ILS	8,600	2,638

JAPAN TREASURY BILLS 6.0%
(0.099)% due 07/05/2021 (c)(d)	JPY	1,000,000	9,001

U.S. TREASURY BILLS 2.1%
0.032% due 11/26/2021 (c)(d)		$3,100	3,099

Total Short-Term Instruments (Cost $14,880)			14,756

Total Investments in Securities (Cost $100,152)			103,377

		SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short-Term Floating NAV Portfolio III		4,361,356	43,007

Total Short-Term Instruments (Cost $43,001)			43,007

Total Investments in Affiliates (Cost $43,001)			43,007

Total Investments 98.1% (Cost $143,153)			$146,384
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $(2,127))			68
Other Assets and Liabilities, net 1.8%			2,718

Net Assets 100.0%			$149,170

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$199	0.13%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	204	0.14

$401	$403	0.27%

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2021	27	$4,847	$59	$24	$0
Euro-Bund 10-Year Bond September Futures	09/2021	17	3,479	22	11	(4)
U.S. Treasury 5-Year Note September Futures	09/2021	140	17,280	(42)	9	0
U.S. Treasury 10-Year Note September Futures	09/2021	51	6,758	39	12	0

$78	$56	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	26	$(3,827)	$(67)	$0	$(12)
U.S. Treasury 30-Year Bond September Futures	09/2021	14	(2,251)	(71)	0	(9)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	13	(2,505)	(122)	0	(15)

$(260)	$0	$(36)

Total Futures Contracts	$(182)	$56	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$300	$59	$(1)	$58	$0	$0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2024	0.396		200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675		100	0	1	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.537	EUR	300	1	5	6	0	0

							$59	$9	$68	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index		(5.000)%	Quarterly	06/20/2026		$1,400	$(134)	$(11)	$(145)	$0	$(1)
CDX.IG-35 5-Year Index		(1.000)	Quarterly	12/20/2025		700	(17)	(1)	(18)	0	0
iTraxx Europe Main 32 5-Year Index		(1.000)	Quarterly	12/20/2024	EUR	700	(18)	(1)	(19)	0	0
iTraxx Europe Senior 27 5-Year Index		(1.000)	Quarterly	06/20/2022		900	(27)	16	(11)	0	0

							$(196)	$3	$(193)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$300	$(9)	$1	$(8)	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	2,000	$(4)	$3	$(1)	$0	$(3)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		2,800	(37)	46	9	6	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		1,600	100	(55)	45	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	BRL	10,600	0	(18)	(18)	0	(1)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		27,700	25	(1)	24	1	0
Pay	1-Year BRL-CDI	3.364	Maturity	01/03/2022		50,900	0	(56)	(56)	0	(3)
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022		31,200	44	0	44	2	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		1,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/02/2023		22,000	0	7	7	0	(6)
Pay	1-Year BRL-CDI	7.790	Maturity	01/02/2024		15,000	0	11	11	0	(7)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	900	0	6	6	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		400	2	1	3	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		300	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		300	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		100	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,100	1	3	4	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(55)	0	(55)	1	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$400	(4)	27	23	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	(7)	(7)	1	0
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026		4,100	(6)	(35)	(41)	3	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		4,700	(120)	15	(105)	3	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		13,830	137	691	828	0	(35)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		330	11	37	48	0	(2)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,800	(104)	12	(92)	0	(13)
Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/25/2023	MXN	150,000	(1)	(60)	(61)	5	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	53	53	5	0

							$(11)	$681	$670	$27	$(70)

Total Swap Agreements							$(157)	$694	$537	$27	$(71)

(i)	Securities with an aggregate market value of $682 and cash of $1,305 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021	MXN	1,049		$53	$1	$0
	08/2021		$32	RUB	2,433	1	0
	09/2021		64		4,675	0	(1)
BPS	07/2021	AUD	1,613		$1,253	44	0
	07/2021	CAD	693		575	16	0
	07/2021		$192	EUR	161	0	(1)
	08/2021	PEN	66		$18	1	0
	11/2021	MXN	193		10	0	0
BRC	07/2021		$90	EUR	74	0	(2)
BSH	10/2021	BRL	14,000		$2,467	0	(316)
CBK	07/2021	AUD	534		413	13	0
	07/2021	BRL	1,108		220	0	(3)
	07/2021	MXN	836		42	0	0
	07/2021	PEN	949		259	12	0
	07/2021		$222	BRL	1,108	1	0
	07/2021		197	PEN	757	0	0
	07/2021		24	RUB	1,857	1	0
	08/2021	PEN	1,031		$275	6	0
	08/2021		$30	RUB	2,218	1	0
	09/2021	PEN	2,900		$785	29	0
	09/2021		$402	CLP	287,437	0	(11)
	09/2021		495	ZAR	6,813	0	(22)
	10/2021	PEN	757		$197	0	0
	01/2022	ILS	1,161		356	0	(2)
	02/2022		2,100		640	0	(6)
	02/2022	PEN	600		158	2	0
GLM	07/2021	GBP	2,468		3,489	75	0
	07/2021	JPY	1,000,000		9,165	163	0
	07/2021		$48	RUB	3,723	2	0
	08/2021		736	COP	2,805,301	10	0
	08/2021		41	RUB	3,098	1	0
	09/2021		81		5,968	0	(1)
	09/2021		212	ZAR	2,923	0	(10)
HUS	07/2021	EUR	65		$77	0	0
	07/2021		$3,416	GBP	2,468	0	(2)
	08/2021	GBP	2,468		$3,416	2	0
	08/2021		$67	RUB	5,005	1	0
	09/2021	CNH	19,982		$3,109	35	0
	09/2021		$34	RUB	2,462	0	0
	10/2021	PEN	636		$172	6	0
	12/2021		11		3	0	0
JPM	11/2021	CLP	287,890		398	8	0
	11/2021	ILS	6,502		2,008	10	0
	01/2022		5,277		1,623	0	(1)
MYI	07/2021	BRL	4,488		890	0	(12)
	07/2021		$897	BRL	4,488	5	0
	07/2021		24	RUB	1,827	1	0
	08/2021		887	BRL	4,488	12	0
SCX	07/2021	EUR	5,993		$7,332	225	0
	07/2021	PEN	229		61	1	0
	07/2021		$106	PEN	420	4	0
	08/2021	EUR	5,823		$6,910	1	0
	09/2021	PEN	853		219	0	(4)
	12/2021		130		35	1	0
	12/2021		$81	INR	6,118	0	(1)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

SOG	07/2021		27	RUB	2,121		2	0
	08/2021		37		2,782		1	0
SSB	07/2021		1,049	BRL	5,596		77	0
TOR	08/2021	CAD	693		$560		1	0
UAG	07/2021		$1,097	AUD	1,446		0	(13)
	07/2021		78	RUB	6,009		4	0
	08/2021	AUD	1,446		$1,097		12	0
	09/2021		$33	RUB	2,432		0	0

Total Forward Foreign Currency Contracts							$788	$(408)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	700	$37	$34
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/29/2021	3,100	68	14

							$105	$48

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			$100.156	08/05/2021	100	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			100.473	08/05/2021	100	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			103.234	08/05/2021	200	1	1

							$3	$1

Total Purchased Options							$108	$49

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750%	07/21/2021	200	$0	$0
BPS	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	100	0	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	400	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	400	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	200	0	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	200	0	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	300	0	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	1,000	(1)	(1)
DUB	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	300	0	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	400	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	300	0	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	200	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	10/20/2021	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	08/18/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	200	0	0
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	08/18/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	10/20/2021	800	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	10/20/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	300	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	300	0	0
JPM	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	300	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	10/20/2021	1,800	(2)	(1)

							$(11)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	3,400	$(37)	$(34)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	3,100	(24)	(2)

							$(62)	$(36)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	$102.234	08/12/2021	200	$(1)	$0
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	200	(1)	0
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	400	(1)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	200	(1)	(1)

$(17)	$(11)

Total Written Options	$(90)	$(52)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.017%	$900	$17	$(18)	$0	$(1)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.017	300	5	(5)	0	0

$22	$(23)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	0.650%	$200	$0	$1	$1	$0
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.194	200	(8)	9	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	300	(5)	4	0	(1)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	100	0	0	0	0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.396	200	(1)	5	4	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.200	100	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	100	(1)	2	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204	700	(31)	27	0	(4)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.014	200	(6)	6	0	0
Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.320	100	(5)	5	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	100	(1)	2	1	0

$(59)	$61	$8	$(6)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$58	$30	$(28)	$2	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	173	89	(82)	7	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	288	148	(136)	12	0

$267	$(246)	$21	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,076	$(2,172)	$1,854	$0	$(318)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	28	7	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	15	4	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	18	4	0

$(2,218)	$1,915	$15	$(318)

Total Swap Agreements	$(1,988)	$1,707	$44	$(325)

(k)

Securities with an aggregate market value of $527 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,137	$198	$2,335
Corporate Bonds & Notes
Banking & Finance	0	20,014	0	20,014
Industrials	0	8,464	0	8,464
Utilities	0	1,280	0	1,280
U.S. Government Agencies	0	900	0	900
U.S. Treasury Obligations	0	14,950	0	14,950
Non-Agency Mortgage-Backed Securities	0	4,436	0	4,436
Asset-Backed Securities	0	23,222	0	23,222
Sovereign Issues	0	12,682	0	12,682
Preferred Securities
Banking & Finance	0	338	0	338
Short-Term Instruments
Argentina Treasury Bills	0	18	0	18
Israel Treasury Bills	0	2,638	0	2,638
Japan Treasury Bills	0	9,001	0	9,001
U.S. Treasury Bills	0	3,099	0	3,099

$0	$103,179	$198	$103,377
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,007	$0	$0	$43,007

Total Investments	$43,007	$103,179	$198	$146,384

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2021 (Unaudited)

Exchange-traded or centrally cleared	35	48	0	83
Over the counter	0	881	0	881

	$35	$929	$0	$964
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(107)	0	(111)
Over the counter	0	(785)	0	(785)

	$(4)	$(892)	$0	$(896)

Total Financial Derivative Instruments	$31	$37	$0	$68

Totals	$43,038	$103,216	$198	$146,452

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3% ¤
CORPORATE BONDS & NOTES 67.2%
BANKING & FINANCE 39.1%
AerCap Ireland Capital DAC 4.625% due 07/01/2022		$325	$338
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		13,400	13,069
3.800% due 04/15/2026		3,600	4,013
American Tower Corp. 5.000% due 02/15/2024		3,000	3,328
Andrew W Mellon Foundation 0.947% due 08/01/2027		9,000	8,762
Asian Development Bank
1.500% due 05/04/2028	CAD	14,000	11,272
1.875% due 08/10/2022		$5,200	5,300
4.700% due 03/12/2024	MXN	215,000	10,804
6.000% due 02/05/2026	BRL	54,800	10,449
Banco de Sabadell S.A. 1.125% due 03/11/2027 •	EUR	2,400	2,927
Banco Santander Chile 2.700% due 01/10/2025		$7,100	7,421
Banco Santander S.A. 1.125% due 06/23/2027	EUR	4,500	5,566
Bank of America Corp.
0.981% due 09/25/2025 •		$12,700	12,698
1.486% due 05/19/2024 •		7,700	7,836
2.456% due 10/22/2025 •		4,300	4,501
Bank of Nova Scotia 2.375% due 01/18/2023		5,300	5,466
Bankinter S.A. 0.625% due 10/06/2027	EUR	3,100	3,707
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033		10,000	12,467
Barclays Bank PLC 7.625% due 11/21/2022 (f)		$805	878
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	9,599
1.586% (US0003M + 1.430%) due 02/15/2023 ~		$1,400	1,410
3.250% due 02/12/2027	GBP	2,100	3,163
3.684% due 01/10/2023		$1,800	1,831
4.610% due 02/15/2023 •		800	821
7.875% due 09/15/2022 •(e)(f)	GBP	2,200	3,269
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		$1,300	1,341
3.099% due 01/01/2030		3,400	3,491
BNP Paribas S.A. 1.675% due 06/30/2027 •		10,000	10,003
Boston Properties LP
2.550% due 04/01/2032		6,300	6,346
3.400% due 06/21/2029		9,400	10,218
Brookfield Finance, Inc. 2.724% due 04/15/2031		11,600	11,954
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		12,300	12,230
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	2,954
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,899
Citigroup, Inc.
0.776% due 10/30/2024 •		13,800	13,839
1.678% due 05/15/2024 •		11,500	11,746
Community Preservation Corp. 2.867% due 02/01/2030		15,000	15,686
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	10,672
1.106% due 02/24/2027 •		8,200	8,089
Corp. Inmobiliaria Vesta S.A.B. de C.V. 3.625% due 05/13/2031		10,000	10,191
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	3,900	4,764
2.750% due 05/12/2026		1,500	1,938
2.750% due 01/22/2028	GBP	2,900	4,112

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Credit Agricole S.A.
1.196% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,662
3.750% due 04/24/2023		10,300	10,899
Credit Suisse Group AG 3.574% due 01/09/2023		2,900	2,946
Digital Dutch Finco BV
1.000% due 01/15/2032	EUR	4,700	5,529
1.500% due 03/15/2030		4,300	5,391
Duke Realty LP 1.750% due 02/01/2031		$10,300	9,899
Equinix, Inc.
1.000% due 03/15/2033	EUR	5,200	6,116
1.550% due 03/15/2028		$15,500	15,239
2.500% due 05/15/2031		1,500	1,527
Equitable Holdings, Inc. 4.350% due 04/20/2028		7,000	8,036
ERP Operating LP 4.150% due 12/01/2028		1,900	2,184
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,740
European Investment Bank
1.625% due 10/09/2029		13,150	13,443
2.375% due 05/24/2027		10,000	10,738
2.875% due 06/13/2025		10,500	11,395
3.300% due 02/03/2028	AUD	3,400	2,867
Federal Realty Investment Trust 1.250% due 02/15/2026		$9,100	9,042
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	6,045
Hana Bank 3.375% due 01/30/2022		$10,100	10,270
HAT Holdings LLC
3.375% due 06/15/2026		8,110	8,181
3.750% due 09/15/2030		8,475	8,303
Host Hotels & Resorts LP
3.375% due 12/15/2029		14,500	15,222
3.500% due 09/15/2030		3,100	3,257
Hyundai Capital Services, Inc. 1.250% due 02/08/2026		8,500	8,375
ING Groep NV
1.400% due 07/01/2026 •		6,300	6,320
4.625% due 01/06/2026		5,300	6,051
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	12,600	10,450
5.310% due 02/05/2026	ZAR	126,000	8,443
International Finance Corp. 8.000% due 10/09/2023	IDR	150,000,000	11,020
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,300	13,234
0.653% due 09/16/2024 •		12,600	12,613
KBC Group NV 0.375% due 06/16/2027 •	EUR	4,700	5,626
Kilroy Realty LP
2.500% due 11/15/2032		$6,000	5,932
4.750% due 12/15/2028		6,600	7,674
Kimco Realty Corp. 2.700% due 10/01/2030		10,700	11,010
Kookmin Bank 2.500% due 11/04/2030 (f)		9,300	9,268
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	24,035
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	8,278
7.625% due 06/27/2023 •(e)(f)	GBP	2,200	3,338
Low Income Investment Fund
3.386% due 07/01/2026		$1,700	1,805
3.711% due 07/01/2029		4,300	4,614
Mediobanca Banca di Credito Finanziario SpA 1.000% due 09/08/2027	EUR	2,700	3,302
MGIC Investment Corp. 5.750% due 08/15/2023		$2,400	2,596
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,697
1.444% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,815
3.922% due 09/11/2024 •		$2,900	3,108
Morgan Stanley 0.864% due 10/21/2025 •		13,900	13,899
National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	598
3.625% due 06/20/2023		$8,300	8,813
4.000% due 12/16/2021	AUD	1,172	894
Natwest Group PLC 2.359% due 05/22/2024 •		$11,500	11,854
NongHyup Bank 1.250% due 07/20/2025		12,000	12,015

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

NTT Finance Corp. 1.900% due 07/21/2021		4,200	4,204
OneMain Finance Corp. 3.500% due 01/15/2027		3,400	3,430
ORIX Corp. 4.050% due 01/16/2024		3,500	3,791
Pacific Life Global Funding 1.375% due 04/14/2026		9,100	9,123
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	12,614
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		5,400	5,668
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	6,220
Regency Centers LP 3.700% due 06/15/2030		$3,600	3,989
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	2,997
Santander UK Group Holdings PLC 2.896% due 03/15/2032 •		5,500	5,673
SATO OYJ 1.375% due 02/24/2028	EUR	4,700	5,790
SBA Communications Corp. 4.875% due 09/01/2024		$2,600	2,653
Shinhan Bank Co. Ltd.
1.375% due 10/21/2026		8,300	8,317
4.000% due 04/23/2029 (f)		6,000	6,718
Shinhan Financial Group Co. Ltd. 3.340% due 02/05/2030 •(f)		6,400	6,698
Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		8,200	8,239
5.100% due 07/16/2023		900	916
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~		3,300	3,301
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	12,562
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		4,000	3,986
0.934% due 10/11/2024	EUR	10,000	12,259
UBS Group AG 4.375% due 02/10/2031 •(e)(f)		$9,700	9,935
UDR, Inc.
3.100% due 11/01/2034		10,500	11,064
3.500% due 01/15/2028		1,800	1,969
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	6,400	8,558
USAA Capital Corp. 2.125% due 05/01/2030		$6,000	6,075
Visa, Inc. 0.750% due 08/15/2027		9,900	9,609
Wells Fargo & Co. 0.805% due 05/19/2025 •		13,600	13,576
ZF Finance GmbH 2.000% due 05/06/2027	EUR	3,400	4,060

			893,970

INDUSTRIALS 12.0%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		9,100	10,789
Autodesk, Inc. 3.600% due 12/15/2022		$2,000	2,072
Boise Cascade Co. 4.875% due 07/01/2030		3,600	3,832
California Endowment 2.498% due 04/01/2051		13,000	12,584
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	7,800	9,298
Continental Wind LLC 6.000% due 02/28/2033		$5,805	6,670
CRH America Finance, Inc. 3.400% due 05/09/2027		4,600	5,062
Dell International LLC
5.450% due 06/15/2023		1,000	1,085
6.200% due 07/15/2030		3,500	4,504
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	11,463
ERAC USA Finance LLC 2.600% due 12/01/2021		1,500	1,512
Fiserv, Inc. 2.650% due 06/01/2030		4,600	4,768
Ford Foundation 2.815% due 06/01/2070		15,200	15,334
Gap, Inc. 8.875% due 05/15/2027		3,100	3,595

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

General Mills, Inc. 1.200% (US0003M + 1.010%) due 10/17/2023 ~		600	611
Global Switch Finance BV 1.375% due 10/07/2030	EUR	4,600	5,577
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		$3,400	3,636
Infineon Technologies AG 2.000% due 06/24/2032	EUR	2,800	3,693
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		$1,100	1,145
John D and Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	12,824
Kaiser Foundation Hospitals 2.810% due 06/01/2041		16,800	17,173
Kia Corp. 1.000% due 04/16/2024		9,800	9,857
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,800	2,862
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	13,137
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,413
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	4,531
MercadoLibre, Inc. 2.375% due 01/14/2026		6,600	6,651
NXP BV 3.400% due 05/01/2030		11,700	12,788
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	7,593
Renewable Energy Group, Inc. 5.875% due 06/01/2028		6,700	7,046
SK Hynix, Inc. 2.375% due 01/19/2031		9,200	8,977
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,000	1,275
Vmed O2 UK Financing PLC 4.750% due 07/15/2031 (b)		$5,000	5,088
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	11,965
Weir Group PLC 2.200% due 05/13/2026		$19,000	19,095
Wipro IT Services LLC 1.500% due 06/23/2026		11,000	10,982
Xylem, Inc.
1.950% due 01/30/2028		5,500	5,561
2.250% due 01/30/2031		5,500	5,547

			275,595

UTILITIES 16.1%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		11,750	13,040
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		3,024	3,080
AES Corp.
1.375% due 01/15/2026		2,000	1,981
2.450% due 01/15/2031		9,500	9,415
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	1,500	2,152
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		$8,300	8,466
Avangrid, Inc.
3.150% due 12/01/2024		12,130	12,983
3.200% due 04/15/2025		6,300	6,771
3.800% due 06/01/2029		5,800	6,553
Azure Power Energy Ltd. 5.500% due 11/03/2022		900	915
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		7,759	8,251
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		8,100	8,262
Clearway Energy Operating LLC
3.750% due 02/15/2031		10,500	10,462
4.750% due 03/15/2028		4,000	4,201
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		9,700	9,945
DTE Electric Co.
1.900% due 04/01/2028		12,000	12,194
4.050% due 05/15/2048		3,200	3,902
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,443
Duke Energy Florida LLC 2.500% due 12/01/2029		9,900	10,392
EDP Finance BV 1.710% due 01/24/2028		9,000	8,927

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

Electricite de France S.A. 3.625% due 10/13/2025		3,600	3,962
Enel Finance International NV 2.650% due 09/10/2024		10,800	11,360
Georgia Power Co. 3.250% due 03/15/2051		7,400	7,484
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,915
5.950% due 07/29/2026		10,400	11,226
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,519
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,924
India Green Power Holdings 4.000% due 02/22/2027		2,900	2,917
Interstate Power & Light Co.
3.600% due 04/01/2029		6,000	6,683
4.100% due 09/26/2028		3,500	4,019
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029 (b)		8,900	9,033
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	8,459
3.650% due 04/15/2029		6,000	6,790
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	8,452
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	17,514
2.200% due 12/02/2026	AUD	10,300	7,789
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	14,291
Northern States Power Co.
2.600% due 06/01/2051		3,000	2,859
2.900% due 03/01/2050		3,985	4,085
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,575
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	3,113
Public Service Co. of Colorado 2.700% due 01/15/2051		4,000	3,914
ReNew Wind Energy AP2 4.500% due 07/14/2028		4,500	4,586
Solar Star Funding LLC 5.375% due 06/30/2035		5,728	6,469
Southern California Edison Co.
2.500% due 06/01/2031		100	100
3.650% due 06/01/2051		100	101
3.700% due 08/01/2025		4,800	5,232
Southern Power Co. 0.900% due 01/15/2026		10,000	9,822
Southwestern Public Service Co. 3.150% due 05/01/2050		7,150	7,491
Tucson Electric Power Co. 1.500% due 08/01/2030		4,600	4,376
Union Electric Co. 2.625% due 03/15/2051		4,300	4,125
Verizon Communications, Inc.
1.500% due 09/18/2030		14,000	13,394
3.875% due 02/08/2029		8,000	9,147

			368,061

Total Corporate Bonds & Notes (Cost $1,501,711)			1,537,626

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 1.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030		4,000	4,259
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025		3,000	3,151
2.534% due 06/01/2028		4,000	4,258
2.584% due 06/01/2029		4,450	4,738
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		4,100	4,038
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032		5,600	5,687
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 2.825% due 11/01/2041		6,500	6,600
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021		1,250	1,257
2.082% due 11/01/2024		520	542
2.371% due 11/01/2026		1,000	1,060
2.483% due 11/01/2027		850	905
2.533% due 11/01/2028		1,000	1,068

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

2.593% due 11/01/2029	1,200	1,287

		38,850

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	198
1.477% due 11/01/2027	300	297
1.577% due 05/01/2028	500	494
1.677% due 11/01/2028	875	867

		1,856

Total Municipal Bonds & Notes (Cost $39,345)		40,706

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
0.152% due 07/25/2037 •	155	152
0.342% due 05/25/2037 •	6	6
0.420% due 06/25/2055 •	1,145	1,150
0.452% due 03/25/2037 •	12	12
1.328% due 07/01/2044 •	38	39
1.714% due 08/01/2035 •	237	239
1.723% due 01/01/2035 •	51	54
2.027% due 04/01/2038 •	21	22
2.060% due 04/01/2038 •	45	48
2.096% due 05/25/2035 ~	31	32
2.096% due 08/01/2035 •	82	83
2.142% due 09/01/2034 •	31	33
2.155% due 04/01/2038 •	10	10
2.208% due 09/01/2035 •	9	9
2.249% due 03/01/2033 •	2	2
2.310% due 08/01/2022	193	195
2.323% due 09/01/2037 •	8	8
2.331% due 07/01/2034 •	2	2
2.358% due 01/25/2031 ~(a)	46,100	6,525
2.409% due 07/01/2035 •	155	160
2.444% due 10/25/2029	14,800	15,887
2.937% due 04/25/2029	12,500	13,823
3.000% due 05/01/2028	2,930	3,059
3.058% due 09/25/2027 ~	10,000	11,002
4.010% due 12/01/2028 (g)	9,040	10,300
6.000% due 08/01/2032	4	5
6.500% due 06/25/2044	32	38
7.500% due 02/01/2027	26	26
Freddie Mac
0.510% due 12/15/2042 •	4,580	4,627
0.783% due 10/15/2037 •	8	9
0.826% due 02/25/2031	1,499	1,444
1.144% due 08/25/2029 ~(a)	25,500	1,807
1.257% due 09/25/2030 ~(a)	61,271	5,519
1.783% due 06/25/2034	15,000	14,463
2.151% due 04/01/2038 •	23	25
2.415% due 12/01/2022 •	3	3
2.688% due 07/01/2030 •	2	2
2.700% due 08/01/2023	28,600	28,878
2.875% due 04/25/2026	9,500	10,272
2.939% due 04/25/2029	9,500	10,498
3.500% due 12/01/2047 - 05/01/2048	31,514	33,810
3.849% due 08/15/2032 ~	8	8
4.000% due 08/01/2030 - 06/01/2048	993	1,073
4.500% due 02/01/2029 - 02/01/2035	312	338
5.000% due 10/01/2039	16	18
5.500% due 01/01/2034 - 01/01/2039	333	389
6.000% due 09/01/2027 - 05/01/2040	1,317	1,553
6.500% due 05/15/2032	1,381	1,593
7.000% due 02/15/2027 - 07/01/2029	144	160
7.500% due 09/01/2025	3	3
Ginnie Mae
0.386% due 10/20/2043 •	1,791	1,788
0.436% due 05/20/2047 •	626	628
0.687% due 05/20/2066 •	580	583
0.707% due 05/20/2065 •	912	921
0.827% due 02/20/2066 •	863	870
0.907% due 09/20/2066 •	4,161	4,238
1.029% due 04/20/2067 •	1,802	1,830
1.031% due 06/20/2067 •	5,979	6,077
1.080% due 11/20/2067 •	2,071	2,108
2.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	25	25
2.000% due 02/20/2032 •	131	137
2.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	28	29
2.125% due 12/20/2026 •	2	2
2.250% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	16	16
2.250% due 07/20/2027 - 08/20/2027 •	8	8
2.875% (H15T1Y + 1.500%) due 06/20/2022 ~	5	5
3.500% due 08/15/2045 - 08/20/2049	25,185	27,221

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

4.000% due 09/20/2040 - 07/20/2048		31,663	34,705
5.000% due 03/15/2033 - 05/15/2042		347	397
6.000% due 04/15/2037		33	37
7.000% due 08/15/2031 - 02/20/2032		5	6
Ginnie Mae, TBA
4.000% due 07/01/2051		2,000	2,143
5.000% due 07/01/2051		3,000	3,383
Small Business Administration
5.130% due 09/01/2023		18	19
5.520% due 06/01/2024		111	117
Uniform Mortgage-Backed Security
2.500% due 07/01/2050		13,119	13,625
3.000% due 04/01/2034 (g)		5,138	5,437
3.000% due 08/01/2046		8,944	9,377
3.500% due 10/01/2025 - 03/01/2047		1,450	1,571
4.000% due 10/01/2024 - 10/01/2047		4,841	5,183
4.500% due 03/01/2023 - 06/01/2042		162	174
5.000% due 02/01/2038 - 02/01/2041		194	219
5.500% due 06/01/2022 - 02/01/2049		9,756	11,225
6.000% due 09/01/2028 - 09/01/2039		1,202	1,389
6.500% due 01/01/2026 - 01/01/2029		3	3
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036 - 09/01/2051		219,000	221,351
3.000% due 08/01/2051 - 09/01/2051		21,800	22,701

Total U.S. Government Agencies (Cost $546,504)			558,961

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (g)		75,800	68,119
1.375% due 08/15/2050 (g)		21,800	18,384
1.875% due 02/15/2041 (g)		10,400	10,184
2.000% due 02/15/2050 (g)		9,200	9,041
2.500% due 02/15/2045 (g)(k)		1,900	2,056
2.750% due 11/15/2042 (g)		1,600	1,802
2.875% due 05/15/2043 (g)		3,900	4,487
2.875% due 08/15/2045 (g)(i)(k)		1,500	1,735
3.000% due 05/15/2042 (i)		700	820
3.000% due 11/15/2044 (g)		2,100	2,473
3.000% due 05/15/2045 (g)(i)		34,700	40,933
3.125% due 02/15/2043 (g)		12,100	14,461
3.125% due 08/15/2044 (g)		3,200	3,841
3.375% due 05/15/2044 (g)(i)		1,500	1,871
3.625% due 02/15/2044 (g)		2,200	2,844
3.750% due 11/15/2043 (g)		7,600	9,979
U.S. Treasury Notes
1.875% due 07/31/2022 (i)		2,631	2,681
2.000% due 10/31/2021 (i)		864	870

Total U.S. Treasury Obligations (Cost $208,971)			196,581

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		1,129	1,097
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,649	1,512
BCAP LLC Trust 4.824% due 03/26/2037 þ		155	156
Bear Stearns Structured Products, Inc. Trust 2.986% due 12/26/2046 ^~		406	357
Beast Mortgage Trust 1.300% due 03/15/2036 •		7,500	7,529
Beneria Cowen & Pritzer Collateral Funding Corp. 0.899% due 06/15/2038 •		6,000	6,016
Credit Suisse Mortgage Capital Mortgage-Backed Trust 0.692% due 04/25/2037 •		2,676	733
DC Office Trust 2.965% due 09/15/2045		13,400	14,345
DOLP Trust 2.956% due 05/10/2041		8,600	9,195
DROP Mortgage Trust 1.220% due 04/15/2026 •		8,700	8,748
Extended Stay America Trust 1.155% due 07/15/2038 •(b)		11,500	11,561
FirstMac Mortgage Funding Trust 1.310% due 03/08/2049 •	AUD	3,300	2,499
GCCFC Commercial Mortgage Trust 0.873% due 02/15/2038 •		$8,100	8,114
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	8,354	11,613
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,287
GSMPS Mortgage Loan Trust 0.492% due 04/25/2036 •		1,443	1,244
GSR Mortgage Loan Trust 2.863% due 03/25/2047 ^~		1,261	1,010

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust 3.003% due 01/25/2036 ^~		625	619
JP Morgan Chase Commercial Mortgage Securities Trust 0.873% due 04/15/2038 •		10,772	10,803
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		2,211	1,338
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		637	644
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		3,809	3,959
MortgageIT Mortgage Loan Trust 0.552% due 04/25/2036 •		883	853
One New York Plaza Trust 1.023% due 01/15/2026 •		9,600	9,675
Residential Accredit Loans, Inc. Trust 0.472% due 07/25/2036 •		1,242	1,303
SFO Commercial Mortgage Trust 1.223% due 05/15/2038 •		8,800	8,833
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	3,359
Structured Asset Mortgage Investments Trust 0.352% due 03/25/2037 •		676	281
Thornburg Mortgage Securities Trust 2.756% due 10/25/2046 •		685	693
Towd Point Mortgage Funding 0.949% due 07/20/2045 •	GBP	10,007	13,890
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		4,524	6,291
VASA Trust 0.973% due 07/15/2039 •		$11,400	11,422
WaMu Mortgage Pass-Through Certificates Trust
2.827% due 03/25/2037 ~		754	740
3.103% due 12/25/2036 ^~		638	617

Total Non-Agency Mortgage-Backed Securities (Cost $164,675)			166,338

ASSET-BACKED SECURITIES 2.4%
Bear Stearns Asset-Backed Securities Trust
0.412% due 08/25/2036 •		331	321
1.067% due 05/25/2035 •		2,231	2,231
Chesapeake Funding LLC 0.443% due 08/15/2030 •		975	976
Countrywide Asset-Backed Certificates 0.322% due 05/25/2037 •		2,300	2,189
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048 «		11,500	11,434
GSAMP Trust 0.162% due 12/25/2036 •		290	178
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		223	86
JP Morgan Mortgage Acquisition Corp. 0.707% due 10/25/2035 ^•		2,764	2,726
LCM LP 1.228% due 10/20/2027 •		2,348	2,348
Lehman XS Trust 5.077% due 01/25/2036 ^þ		3,582	3,583
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		14,695	14,858
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 01/25/2037 •		3,036	1,861
0.392% due 06/25/2036 •		675	613
1.342% due 07/25/2037 •		400	387
Morgan Stanley IXIS Real Estate Capital Trust 0.242% due 11/25/2036 •		8,951	4,142
Morgan Stanley Mortgage Loan Trust 0.452% due 04/25/2037 •		313	139
New Century Home Equity Loan Trust 3.092% due 01/25/2033 ^•		886	828
Option One Mortgage Loan Trust 0.312% due 02/25/2037 •		4,102	2,611
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,386	1,635
SLM Student Loan Trust 0.296% due 01/25/2027 •		797	796
Structured Asset Securities Corp. Mortgage Loan Trust 1.442% due 12/25/2034 •		202	203
Utah State Board of Regents 0.842% due 01/25/2057 •		1,334	1,327

Total Asset-Backed Securities (Cost $54,082)			55,472

SOVEREIGN ISSUES 7.4%
Chile Government International Bond
0.830% due 07/02/2031	EUR	4,000	4,816

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

1.250% due 01/22/2051		4,200	4,465
2.550% due 01/27/2032		$4,700	4,815
3.100% due 01/22/2061		5,000	4,802
Guatemala Government International Bond 5.375% due 04/24/2032		5,400	6,284
Hong Kong Government International Bond 2.500% due 05/28/2024		9,300	9,814
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,275
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,859
Kenya Government International Bond 2.000% due 06/19/2024		9,400	9,801
Korea Development Bank
0.500% due 10/27/2023		9,300	9,288
4.800% due 06/10/2023	IDR	185,000,000	12,693
Mexico Government International Bond 1.350% due 09/18/2027	EUR	7,800	9,600
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	11,756
Paraguay Government International Bond 4.950% due 04/28/2031		1,500	1,727
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		6,200	6,447
Province of Ontario 2.650% due 02/05/2025	CAD	24,325	20,782
Province of Quebec
1.850% due 02/13/2027		8,000	6,629
2.450% due 03/01/2023		5,000	4,168
2.600% due 07/06/2025		19,600	16,782
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	17,876

Total Sovereign Issues (Cost $161,958)			168,679

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		4,900,000	5,323

Total Preferred Securities (Cost $4,900)			5,323

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.011% due 08/10/2021 (c)(d)		$301	301

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.022% due 09/21/2021 (c)(d)(k)		372	372

Total Short-Term Instruments (Cost $673)			673

Total Investments in Securities (Cost $2,682,819)			2,730,359

Total Investments 119.3% (Cost $2,682,819)			$2,730,359
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $1,097)			7,156
Other Assets and Liabilities, net (19.6)%			(448,945)

Net Assets 100.0%			$2,288,570

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.040%	06/15/2021	07/15/2021	$(19,539)	$(19,539)
0.040	06/16/2021	07/15/2021	(3,454)	(3,455)
0.050	05/13/2021	07/13/2021	(14,818)	(14,819)
CIB	0.040	05/20/2021	07/20/2021	(19,996)	(19,997)
DEU	0.050	06/14/2021	07/26/2021	(59,699)	(59,700)
GRE	0.040	06/08/2021	07/08/2021	(10,485)	(10,485)
0.050	05/14/2021	07/14/2021	(17,129)	(17,130)
0.050	06/10/2021	07/12/2021	(10,340)	(10,340)
0.060	05/06/2021	07/07/2021	(23,337)	(23,339)
TDM	0.080	06/29/2021	07/14/2021	(15,300)	(15,300)

Total Reverse Repurchase Agreements	$(194,104)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

CSN	0.070%	06/29/2021	07/06/2021	$(5,447)	$(5,447)

Total Sale-Buyback Transactions	$(5,447)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2051	$1,300	$(1,336)	$(1,342)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2051	58,100	(62,158)	(61,922)

Total Short Sales (2.8)%	$(63,494)	$(63,264)

(g)	Securities with an aggregate market value of $204,397 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(180,461) at a weighted average interest rate of 0.054%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	504	$66,780	$271	$118	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2021	60	$(6,353)	$(27)	$0	$(28)
Euro-Bund 10-Year Bond September Futures	09/2021	495	(101,313)	(617)	111	(317)
Euro-Buxl 30-Year Bond September Futures	09/2021	65	(15,664)	(276)	39	(118)
U.S. Treasury 5-Year Note September Futures	09/2021	688	(84,920)	198	0	(43)
U.S. Treasury 30-Year Bond September Futures	09/2021	332	(53,369)	(1,612)	0	(218)
United Kingdom Long Gilt September Futures	09/2021	72	(12,758)	(91)	0	(14)

$(2,425)	$150	$(738)

Total Futures Contracts	$(2,154)	$268	$(738)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Tesco PLC	1.000%	Quarterly	06/20/2022	0.138%	EUR	2,000	$16	$5	$21	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	7,500	$(15)	$12	$(3)	$0	$(10)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	28,700	1,350	(552)	798	0	(4)
Pay	6-Month JPY-LIBOR	(0.068)	Semi-Annual	09/18/2026	JPY	378,900	0	(12)	(12)	0	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	900,000	193	10	203	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	520,000	(137)	(19)	(156)	0	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	100,000	(51)	(30)	(81)	1	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	290,000	(99)	(93)	(192)	2	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	150,000	(73)	(45)	(118)	1	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	67,300	(28)	(21)	(49)	0	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051	418,000	(4)	(34)	(38)	8	0
Receive	6-Month JPY-LIBOR	0.556	Semi-Annual	03/15/2051	606,580	(2)	(82)	(84)	12	0
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051	90,000	0	(4)	(4)	2	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	153,000	84	(23)	61	3	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051	303,000	0	(43)	(43)	6	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	150,000	0	(26)	(26)	3	0
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051	64,000	0	(11)	(11)	1	0

$1,218	$(973)	$245	$39	$(14)

Total Swap Agreements	$1,234	$(968)	$266	$39	$(14)

(i)	Securities with an aggregate market value of $6,020 and cash of $10,252 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	EUR	3,474	$4,152	$29	$0
09/2021	IDR	352,175,815	24,434	468	0
BPS	07/2021	AUD	26,240	20,392	713	0
08/2021	SEK	155,375	18,598	435	0
11/2021	MXN	214,590	10,630	44	0
CBK	07/2021	$71,568	CAD	88,015	0	(565)
08/2021	CAD	88,015	$71,568	566	0
09/2021	$6,818	CLP	4,880,430	0	(184)
09/2021	ZAR	68,427	$4,994	247	0
GLM	07/2021	BRL	53,512	10,698	0	(61)
07/2021	$8,192	AUD	10,611	0	(235)
07/2021	10,625	BRL	53,512	134	0
08/2021	BRL	53,512	$10,591	0	(131)
09/2021	ZAR	41,543	3,018	136	0
HUS	08/2021	GBP	36,886	52,144	1,114	0
08/2021	JPY	61,836	569	12	0
MYI	07/2021	$2,598	AUD	3,434	0	(22)
08/2021	AUD	3,434	$2,598	22	0
08/2021	EUR	135,577	164,161	3,250	0
08/2021	$1,005	GBP	714	0	(17)
09/2021	ZAR	17,302	$1,240	40	0
SSB	07/2021	BRL	53,512	10,085	0	(674)
TOR	07/2021	CAD	88,015	72,850	1,847	0
UAG	07/2021	AUD	9,092	7,048	229	0
07/2021	$12,628	AUD	16,647	0	(143)
08/2021	AUD	16,648	$12,630	143	0
08/2021	EUR	10,558	12,875	344	0
08/2021	$1,526	EUR	1,258	0	(33)

Total Forward Foreign Currency Contracts	$9,773	$(2,065)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	2,300	$182	$150
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	5,400	571	356
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	2,300	0	150

Total Purchased Options	$753	$656

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	6,200	$(177)	$(157)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	14,600	(555)	(374)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	6,200	0	(158)

$(732)	$(689)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$102.297	08/05/2021	6,000	$(21)	$(9)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	6,000	(18)	(8)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2021 (Unaudited)

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	6,000	(20)	(10)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	7,000	(26)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	7,000	(30)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	2,000	(6)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	7,000	(16)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	2,700	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	2,700	(10)	0

$(158)	$(74)

Total Written Options	$(890)	$(763)

(k)

Securities with an aggregate market value of $822 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$893,970	$0	$893,970
Industrials	0	275,595	0	275,595
Utilities	0	368,061	0	368,061
Municipal Bonds & Notes
California	0	38,850	0	38,850
New York	0	1,856	0	1,856
U.S. Government Agencies	0	558,961	0	558,961
U.S. Treasury Obligations	0	196,581	0	196,581
Non-Agency Mortgage-Backed Securities	0	166,338	0	166,338
Asset-Backed Securities	0	44,038	11,434	55,472
Sovereign Issues	0	168,679	0	168,679
Preferred Securities
Banking & Finance	0	5,323	0	5,323
Short-Term Instruments
U.S. Treasury Bills	0	301	0	301
U.S. Treasury Cash Management Bills	0	372	0	372

Total Investments	$0	$2,718,925	$11,434	$2,730,359

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(63,264)	$0	$(63,264)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	150	157	0	307
Over the counter	0	10,429	0	10,429

$150	$10,586	$0	$10,736
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(477)	(275)	0	(752)
Over the counter	0	(2,828)	0	(2,828)

$(477)	$(3,103)	$0	$(3,580)

Total Financial Derivative Instruments	$(327)	$7,483	$0	$7,156

Totals	$(327)	$2,663,144	$11,434	$2,674,251

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$10,500	$10,959
Altice France S.A. 4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		11,603	11,601
Boeing Co. 1.369% (LIBOR03M + 1.250%) due 02/07/2022 ~		13,627	13,630
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 «~		111,650	112,020
Cornerstone Building Brands, Inc. 3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		3,395	3,400
Encina Private Credit LLC 4.096% (LIBOR03M + 3.096%) due 11/30/2025«~µ		32,100	32,100
GHH Holdings Ltd. 1.937% (BP0003M + 1.850%) due 12/04/2024 ~(l)	GBP	50,000	66,605
Hotel (PL Property) Ltd. 1.983% (BP0003M + 1.900%) due 02/07/2023 «~(l)		36,000	49,323
KRE Broadway Owner LLC 2.200% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	99,967
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~		2,440	2,413
Pacific Gas & Electric Co. 2.327% (LIBOR03M + 2.250%) due 01/03/2022 ~		37,965	37,632
PKY-San Felipe Plaza LP 3.550% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(l)		122,000	122,047
Project Bull 2.075% (LIBOR03M + 2.000%) due 03/11/2022 «~		33,618	33,875
Tawny Funding S.A. 3.250% (EUR003M + 3.250%) due 03/16/2023 «~(l)	EUR	152,703	144,854
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		$15,800	16,026
Verifone Systems, Inc. 4.147% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,165	9,029
Wyndham Hotels & Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,459	1,448

Total Loan Participations and Assignments (Cost $796,046)			766,929

CORPORATE BONDS & NOTES 31.1%
BANKING & FINANCE 16.1%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	23,652
3.500% due 01/15/2025		10,450	11,080
4.450% due 10/01/2025		24,500	26,994
4.450% due 04/03/2026		3,900	4,285
4.625% due 07/01/2022		1,115	1,160
4.875% due 01/16/2024		1,000	1,089
AIA Group Ltd.
0.655% (US0003M + 0.520%) due 09/20/2021 ~		1,000	1,000
3.200% due 09/16/2040		10,600	10,987
AIB Group PLC
4.263% due 04/10/2025 •		4,000	4,313
4.750% due 10/12/2023		1,100	1,195
Aircastle Ltd.
2.850% due 01/26/2028		54,500	54,804
4.125% due 05/01/2024		2,000	2,134
4.250% due 06/15/2026		1,500	1,630
5.500% due 02/15/2022		2,500	2,575
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	1,231
3.375% due 08/15/2031		3,700	4,071
3.950% due 01/15/2028		600	678
4.900% due 12/15/2030		2,300	2,809
Ambac LSNI LLC 6.000% due 02/12/2023 •		36,143	36,165
American Assets Trust LP 3.375% due 02/01/2031		28,500	29,399
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,719

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.875% due 01/30/2031		3,400	3,779
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,511
4.900% due 02/15/2029		53,900	62,718
American International Group, Inc.
2.500% due 06/30/2025		8,560	9,040
3.750% due 07/10/2025		7,600	8,383
5.750% due 04/01/2048 •		3,500	4,015
American Tower Corp.
1.300% due 09/15/2025		11,300	11,336
2.100% due 06/15/2030		11,000	10,830
2.400% due 03/15/2025		700	732
2.750% due 01/15/2027		23,000	24,362
3.000% due 06/15/2023		5,753	6,031
3.375% due 05/15/2024		2,600	2,783
3.375% due 10/15/2026		4,165	4,542
3.500% due 01/31/2023		2,800	2,934
3.950% due 03/15/2029		1,000	1,123
Andrew W Mellon Foundation 0.947% due 08/01/2027		17,300	16,842
Antares Holdings LP 3.950% due 07/15/2026		6,200	6,459
Aon Corp. 2.800% due 05/15/2030		15,200	15,975
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	8,332
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	36,253
AvalonBay Communities, Inc.
2.300% due 03/01/2030		$10,390	10,671
2.450% due 01/15/2031		19,700	20,240
Aviation Capital Group LLC
2.875% due 01/20/2022		12,453	12,581
3.500% due 11/01/2027		1,000	1,051
3.875% due 05/01/2023		94,486	99,029
4.125% due 08/01/2025		33,233	35,939
4.375% due 01/30/2024		3,800	4,078
4.875% due 10/01/2025		3,800	4,223
5.500% due 12/15/2024		20,062	22,695
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		43,800	46,737
5.125% due 10/01/2023		9,000	9,733
5.250% due 05/15/2024		672	740
5.500% due 01/15/2023		5,396	5,733
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		20,900	20,982
Banco BTG Pactual S.A.
2.750% due 01/11/2026		7,600	7,416
4.500% due 01/10/2025		3,000	3,146
Banco Santander Chile 2.700% due 01/10/2025		200	209
Banco Santander S.A.
1.240% (US0003M + 1.090%) due 02/23/2023 ~		10,000	10,124
2.746% due 05/28/2025		9,900	10,437
3.848% due 04/12/2023		2,200	2,329
Bank of America Corp.
0.810% due 10/24/2024 •		52,500	52,732
0.921% (US0003M + 0.790%) due 03/05/2024 ~		35,850	36,188
0.981% due 09/25/2025 •		18,900	18,897
1.176% (US0003M + 1.000%) due 04/24/2023 ~		10,600	10,678
1.197% due 10/24/2026 •		37,590	37,273
1.486% due 05/19/2024 •		21,100	21,472
1.658% due 03/11/2027 •		40,090	40,428
3.419% due 12/20/2028 •		64,257	70,030
3.550% due 03/05/2024 •		46,100	48,446
3.864% due 07/23/2024 •		38,300	40,846
4.125% due 01/22/2024		13,025	14,187
Banque Federative du Credit Mutuel S.A.
1.148% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,857
3.750% due 07/20/2023		28,300	30,166
Barclays Bank PLC 7.625% due 11/21/2022 (k)		34,171	37,282
Barclays PLC
1.586% (US0003M + 1.430%) due 02/15/2023 ~		72,100	72,634
1.813% (US0003M + 1.625%) due 01/10/2023 ~		46,000	46,348
2.852% due 05/07/2026 •		48,600	51,372
3.125% due 01/17/2024	GBP	200	292
3.684% due 01/10/2023		$52,000	52,893
4.610% due 02/15/2023 •		90,300	92,622
6.375% due 12/15/2025 •(j)(k)	GBP	1,100	1,706
7.250% due 03/15/2023 •(j)(k)		1,600	2,393
7.750% due 09/15/2023 •(j)(k)		$19,300	21,254
7.875% due 03/15/2022 •(j)(k)		4,200	4,386
7.875% due 09/15/2022 •(j)(k)	GBP	10,200	15,158

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

BBVA USA 2.500% due 08/27/2024		$28,400	29,908
BGC Partners, Inc.
4.375% due 12/15/2025		4,500	4,877
5.375% due 07/24/2023		31,500	34,118
Block Financial LLC 3.875% due 08/15/2030		8,300	8,981
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,989
BNP Paribas S.A.
1.904% due 09/30/2028 •		41,800	41,561
2.219% due 06/09/2026 •		30,500	31,455
2.819% due 11/19/2025 •		9,300	9,788
2.871% due 04/19/2032 •		5,800	5,961
3.500% due 03/01/2023		15,090	15,834
4.625% due 02/25/2031 •(j)(k)		12,400	12,940
4.705% due 01/10/2025 •		130,700	142,696
5.198% due 01/10/2030 •		35,300	42,558
Boston Properties LP
2.550% due 04/01/2032		10,830	10,909
2.900% due 03/15/2030		5,250	5,461
3.250% due 01/30/2031		9,400	10,079
3.400% due 06/21/2029		54,500	59,245
4.500% due 12/01/2028		6,600	7,703
BPCE S.A. 4.000% due 09/12/2023		77,900	83,583
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	13,486
4.550% due 10/01/2029		17,900	20,080
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,500
3.250% due 09/15/2023		5,900	6,203
3.900% due 03/15/2027		3,090	3,396
4.050% due 07/01/2030		25,200	28,240
4.125% due 06/15/2026		8,500	9,470
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,730
4.350% due 04/15/2030		11,200	12,943
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,601
CaixaBank S.A. 3.750% due 02/15/2029 •	EUR	4,900	6,267
Camden Property Trust 2.800% due 05/15/2030		$4,848	5,146
Capital One Financial Corp. 4.250% due 04/30/2025		43,180	48,151
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	3,597
CBL & Associates LP 5.950% due 12/15/2026 ^(e)		7,073	4,000
Citigroup, Inc.
0.776% due 10/30/2024 •		34,650	34,748
1.158% (US0003M + 1.023%) due 06/01/2024 ~		30,000	30,473
1.395% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,257
1.565% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,692
1.678% due 05/15/2024 •		92,200	94,171
2.572% due 06/03/2031 •(l)		39,200	40,338
2.876% due 07/24/2023 •		5,513	5,656
3.200% due 10/21/2026		2,400	2,602
3.887% due 01/10/2028 •		11,800	13,143
4.044% due 06/01/2024 •		3,855	4,108
CNA Financial Corp. 2.050% due 08/15/2030		3,200	3,147
CNH Industrial Capital LLC 3.875% due 10/15/2021		200	202
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		14,300	14,130
1.106% due 02/24/2027 •		46,500	45,872
2.625% due 07/22/2024		29,800	31,400
3.875% due 09/26/2023		32,250	34,668
4.375% due 08/04/2025		23,800	26,594
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	5,545
2.750% due 04/15/2031		2,700	2,724
5.000% due 07/01/2025		28,500	32,123
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	28,900	35,301
2.125% due 10/04/2024		200	250
4.750% due 03/08/2023		$7,300	7,799
Credit Agricole S.A.
1.247% due 01/26/2027 •		7,800	7,683
1.907% due 06/16/2026 •		19,000	19,381
Credit Suisse AG 6.500% due 08/08/2023 (k)		14,900	16,495

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Credit Suisse Group AG
1.359% (US0003M + 1.240%) due 06/12/2024 ~		750	762
2.193% due 06/05/2026 •		53,250	54,552
2.593% due 09/11/2025 •		23,800	24,775
2.997% due 12/14/2023 •		1,600	1,653
3.574% due 01/09/2023		3,400	3,454
3.750% due 03/26/2025		45,535	49,426
3.800% due 06/09/2023		50,550	53,592
4.207% due 06/12/2024 •		6,900	7,352
4.282% due 01/09/2028		500	557
6.250% due 12/18/2024 •(j)(k)		3,300	3,621
7.125% due 07/29/2022 •(j)(k)		5,800	6,057
7.250% due 09/12/2025 •(j)(k)		2,000	2,262
7.500% due 07/17/2023 •(j)(k)		3,700	4,033
7.500% due 12/11/2023 •(j)(k)		15,600	17,340
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		139,429	145,124
Crown Castle International Corp.
3.150% due 07/15/2023		2,400	2,521
3.700% due 06/15/2026		600	661
CubeSmart LP 4.000% due 11/15/2025		1,700	1,872
CyrusOne LP
1.450% due 01/22/2027	EUR	6,000	7,260
3.450% due 11/15/2029		$4,826	5,138
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		37,800	38,649
Danske Bank A/S
1.171% due 12/08/2023 •		8,500	8,545
1.621% due 09/11/2026 •		9,200	9,218
5.000% due 01/12/2022		36,900	37,759
5.375% due 01/12/2024		2,611	2,897
Deutsche Bank AG
1.346% (US0003M + 1.190%) due 11/16/2022 ~		84,300	85,030
1.375% due 09/03/2026 •	EUR	19,900	24,467
1.625% due 01/20/2027		46,900	58,513
1.750% due 01/17/2028		6,000	7,538
2.129% due 11/24/2026 •(l)		$22,800	23,151
2.222% due 09/18/2024 •		36,300	37,295
3.300% due 11/16/2022		29,400	30,467
3.547% due 09/18/2031 •		51,350	54,719
3.729% due 01/14/2032 •(l)		800	815
3.950% due 02/27/2023		81,200	85,298
3.961% due 11/26/2025 •		158,950	171,947
4.250% due 10/14/2021		255,900	258,684
5.000% due 02/14/2022		36,800	37,810
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	254
Digital Realty Trust LP
3.600% due 07/01/2029		$26,710	29,718
4.450% due 07/15/2028		45,490	52,759
4.750% due 10/01/2025		8,500	9,673
Diversified Healthcare Trust
4.375% due 03/01/2031		2,000	1,919
9.750% due 06/15/2025		35,600	39,474
DNB Bank ASA
1.127% due 09/16/2026 •		15,800	15,687
6.500% due 03/26/2022 •(j)(k)		200	208
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,131	1,137
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		170	171
Empower Finance LP
1.357% due 09/17/2027		15,600	15,379
1.776% due 03/17/2031		4,100	3,936
EPR Properties
3.750% due 08/15/2029		13,100	13,135
4.500% due 06/01/2027		5,300	5,658
4.950% due 04/15/2028		16,780	18,140
Equinix, Inc.
0.250% due 03/15/2027	EUR	400	472
1.000% due 09/15/2025		$65,500	65,101
1.000% due 03/15/2033	EUR	4,700	5,528
1.550% due 03/15/2028		$34,044	33,471
2.500% due 05/15/2031		14,790	15,055
2.625% due 11/18/2024		2,400	2,526
3.200% due 11/18/2029		4,600	4,940
Equitable Holdings, Inc.
4.350% due 04/20/2028		100	115
5.000% due 04/20/2048		1,800	2,301
ERP Operating LP
2.500% due 02/15/2030		32,200	33,371
2.850% due 11/01/2026		8,800	9,413
3.375% due 06/01/2025		200	217

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Erste Group Bank AG 8.875% due 10/15/2021 •(j)(k)	EUR	600	729
Essex Portfolio LP
1.650% due 01/15/2031		$5,665	5,314
2.550% due 06/15/2031		1,180	1,198
3.250% due 05/01/2023		1,600	1,670
3.375% due 04/15/2026		1,380	1,498
3.500% due 04/01/2025		6,100	6,607
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	11,880
European Investment Bank 2.875% due 06/13/2025		4,540	4,927
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,753
FCE Bank PLC 0.869% due 09/13/2021	EUR	3,700	4,393
Federal Realty Investment Trust
1.250% due 02/15/2026		$1,600	1,590
3.250% due 07/15/2027		1,200	1,295
3.500% due 06/01/2030		11,900	13,082
3.950% due 01/15/2024		11,100	11,910
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,891
3.400% due 06/15/2030		1,800	1,942
First American Financial Corp. 4.000% due 05/15/2030		8,290	9,239
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	6,300	7,465
0.000% due 12/07/2022 •		19,000	22,427
0.157% due 12/01/2024 •		2,700	3,121
1.068% (US0003M + 0.880%) due 10/12/2021 ~		$2,132	2,129
1.256% (US0003M + 1.080%) due 08/03/2022 ~		8,100	8,071
1.391% (US0003M + 1.235%) due 02/15/2023 ~		24,200	24,117
1.416% (US0003M + 1.270%) due 03/28/2022 ~		14,057	14,025
1.514% due 02/17/2023	EUR	2,100	2,531
1.744% due 07/19/2024		1,800	2,169
2.330% due 11/25/2025		1,700	2,087
2.386% due 02/17/2026		4,975	6,134
2.748% due 06/14/2024	GBP	3,900	5,479
2.900% due 02/16/2028		$6,900	6,876
2.979% due 08/03/2022		1,000	1,016
3.021% due 03/06/2024	EUR	14,300	17,809
3.087% due 01/09/2023		$58,500	59,743
3.096% due 05/04/2023		21,050	21,497
3.250% due 09/15/2025	EUR	2,200	2,801
3.340% (US0003M + 3.140%) due 01/07/2022 ~		$24,200	24,437
3.350% due 11/01/2022		15,700	16,111
3.370% due 11/17/2023		57,400	59,577
3.375% due 11/13/2025		15,900	16,507
3.550% due 10/07/2022		79,900	82,147
3.664% due 09/08/2024		6,000	6,306
4.000% due 11/13/2030		13,600	14,263
4.063% due 11/01/2024		4,400	4,686
4.134% due 08/04/2025		5,000	5,350
4.140% due 02/15/2023		6,100	6,329
4.375% due 08/06/2023		4,800	5,075
4.389% due 01/08/2026		500	541
4.535% due 03/06/2025	GBP	4,400	6,536
4.542% due 08/01/2026		$9,200	10,031
4.687% due 06/09/2025		1,300	1,411
5.113% due 05/03/2029		7,650	8,574
5.125% due 06/16/2025		47,400	52,258
5.584% due 03/18/2024		84,510	92,661
5.596% due 01/07/2022		122,800	125,473
5.875% due 08/02/2021		8,200	8,252
Franklin Resources, Inc. 1.600% due 10/30/2030		12,500	12,003
GA Global Funding Trust 1.625% due 01/15/2026		8,200	8,308
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,897
GATX Corp. 4.000% due 06/30/2030		33,300	37,599
GE Capital Funding LLC
3.450% due 05/15/2025		65,900	71,760
4.050% due 05/15/2027		76,250	86,349
4.400% due 05/15/2030		34,250	39,941
4.550% due 05/15/2032		77,000	92,107
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		1,600	1,747
4.418% due 11/15/2035		26,600	31,926
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,191
5.875% due 01/18/2033		300	570

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

General Motors Financial Co., Inc.
0.012% due 03/26/2022 •	EUR	42,000	49,893
1.235% (SOFRRATE + 1.200%) due 11/17/2023 ~		$14,950	15,201
3.550% due 07/08/2022		76,500	78,971
4.200% due 11/06/2021		15,850	16,058
4.250% due 05/15/2023		4,750	5,051
5.100% due 01/17/2024		33,880	37,313
5.200% due 03/20/2023		40,600	43,729
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	12,310
GLP Capital LP
3.350% due 09/01/2024		4,800	5,098
4.000% due 01/15/2030		19,300	20,741
4.000% due 01/15/2031		2,800	3,020
5.250% due 06/01/2025		4,090	4,609
5.300% due 01/15/2029		2,500	2,919
5.375% due 04/15/2026		1,500	1,730
Goldman Sachs Group, Inc.
0.900% (US0003M + 0.750%) due 02/23/2023 ~		16,900	17,057
1.176% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,838
1.326% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,443
3.500% due 01/23/2025		1,300	1,406
3.750% due 05/22/2025		900	985
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	10,958
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		16,300	16,138
GSPA Monetization Trust 6.422% due 10/09/2029		14,239	15,464
Guardian Life Global Funding 1.250% due 11/19/2027		11,900	11,619
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,597
HAT Holdings LLC 3.750% due 09/15/2030		15,355	15,043
Healthcare Realty Trust, Inc. 2.050% due 03/15/2031		3,100	3,003
Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		7,900	7,642
3.100% due 02/15/2030		2,800	2,978
3.500% due 08/01/2026		8,200	9,019
Healthpeak Properties, Inc. 2.875% due 01/15/2031		5,000	5,241
Highwoods Realty LP
3.050% due 02/15/2030		600	628
4.200% due 04/15/2029		3,600	4,046
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,978
3.500% due 09/15/2030		2,800	2,941
3.750% due 10/15/2023		40	42
HSBC Holdings PLC
1.500% due 12/04/2024 •	EUR	600	739
3.033% due 11/22/2023 •		$12,550	13,003
5.250% due 09/16/2022 •(j)(k)	EUR	200	249
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	25,804
Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	24,617
4.650% due 04/01/2029		4,500	5,178
ING Groep NV
1.296% (US0003M + 1.150%) due 03/29/2022 ~		2,100	2,117
1.400% due 07/01/2026 •		31,200	31,302
6.875% due 04/16/2022 •(j)(k)		2,200	2,291
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	5,408
2.100% due 06/15/2030		13,000	12,909
3.000% due 06/15/2050		5,500	5,431
3.750% due 12/01/2025		1,300	1,442
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	44,595
JAB Holdings BV 2.200% due 11/23/2030		1,000	973
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		30,300	30,401
1.063% (US0003M + 0.890%) due 07/23/2024 ~		43,100	43,711
1.406% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,116
1.514% due 06/01/2024 •		6,600	6,732
1.578% due 04/22/2027 •		11,500	11,565
2.182% due 06/01/2028 •		58,450	59,893
2.739% due 10/15/2030 •		5,800	6,075
3.797% due 07/23/2024 •		19,100	20,356
Kilroy Realty LP
2.500% due 11/15/2032		9,000	8,899

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.050% due 02/15/2030		6,700	6,984
4.250% due 08/15/2029		2,100	2,369
4.375% due 10/01/2025		2,900	3,217
Kimco Realty Corp.
1.900% due 03/01/2028		12,000	12,008
2.700% due 03/01/2024		11,300	11,821
2.700% due 10/01/2030		1,700	1,749
3.300% due 02/01/2025		9,200	9,929
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	14,177
3.750% due 07/01/2029		5,300	5,926
Kookmin Bank
2.500% due 11/04/2030 (k)		3,800	3,787
4.500% due 02/01/2029 (k)		2,700	3,088
Lazard Group LLC
4.375% due 03/11/2029		3,700	4,208
4.500% due 09/19/2028		7,000	8,081
Lexington Realty Trust 2.700% due 09/15/2030		2,900	2,952
Life Storage LP
2.200% due 10/15/2030		3,400	3,361
4.000% due 06/15/2029		500	561
Lifestorage LP 3.500% due 07/01/2026		5,600	6,130
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		12,064	14,104
Lloyds Bank PLC 7.500% due 04/02/2032 þ		43,800	34,573
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	16,445
1.425% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	7,641
2.858% due 03/17/2023 •		$25,600	26,040
2.907% due 11/07/2023 •		5,300	5,466
3.500% due 04/01/2026 •	EUR	6,500	8,677
3.900% due 03/12/2024		$9,900	10,738
4.000% due 03/07/2025	AUD	22,400	18,350
4.375% due 03/22/2028		$1,000	1,150
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	2,491
7.625% due 06/27/2023 •(j)(k)	GBP	50,600	76,777
Loews Corp. 3.200% due 05/15/2030		$7,200	7,817
Logicor Financing SARL
1.500% due 11/14/2022	EUR	8,100	9,782
1.625% due 07/15/2027		7,200	9,004
2.250% due 05/13/2025		41,100	52,273
3.250% due 11/13/2028		10,900	15,050
Manulife Financial Corp. 2.484% due 05/19/2027		$32,000	33,722
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		4,000	4,352
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,850	11,844
3.450% due 12/18/2026		15,600	17,312
Mid-America Apartments LP
1.700% due 02/15/2031		7,600	7,233
2.750% due 03/15/2030		4,100	4,296
3.950% due 03/15/2029		14,700	16,694
4.200% due 06/15/2028		1,300	1,493
4.300% due 10/15/2023		100	107
Mitsubishi HC Capital, Inc.
2.250% due 09/07/2021		3,785	3,797
2.652% due 09/19/2022		5,680	5,816
3.406% due 02/28/2022		6,300	6,407
Mitsubishi UFJ Financial Group, Inc.
0.871% (US0003M + 0.740%) due 03/02/2023 ~		93,900	94,749
1.412% due 07/17/2025		23,000	23,229
2.801% due 07/18/2024		63,800	67,600
3.407% due 03/07/2024		938	1,005
3.455% due 03/02/2023		35,000	36,772
Mizuho Financial Group, Inc.
0.921% (US0003M + 0.790%) due 03/05/2023 ~		110,100	111,149
1.178% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,448
1.241% due 07/10/2024 •		21,300	21,601
1.979% due 09/08/2031 •		20,800	20,382
2.201% due 07/10/2031 •		30,800	30,794
2.555% due 09/13/2025 •		41,600	43,589
3.549% due 03/05/2023		48,000	50,514
3.922% due 09/11/2024 •		68,900	73,846
Morgan Stanley
1.576% (US0003M + 1.400%) due 10/24/2023 ~		5,100	5,184
3.125% due 07/27/2026		700	759
3.737% due 04/24/2024 •		24,700	26,128
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,991
3.692% due 06/05/2028		3,500	5,168

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Nasdaq, Inc. 3.850% due 06/30/2026		$800	891
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	6,774
National Retail Properties, Inc. 2.500% due 04/15/2030		3,500	3,565
Nationwide Building Society
3.766% due 03/08/2024 •		142,100	149,285
3.960% due 07/18/2030 •		36,800	41,345
4.363% due 08/01/2024 •		19,220	20,630
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	9,211
1.626% (US0003M + 1.470%) due 05/15/2023 ~		$900	910
1.697% (US0003M + 1.550%) due 06/25/2024 ~		42,800	43,787
2.000% due 03/08/2023 •	EUR	7,100	8,545
2.500% due 03/22/2023		6,500	8,055
3.073% due 05/22/2028 •		$27,400	28,934
3.498% due 05/15/2023 •		6,500	6,670
3.875% due 09/12/2023		70,050	74,852
4.519% due 06/25/2024 •		39,100	41,997
4.892% due 05/18/2029 •		21,100	24,741
8.000% due 08/10/2025 •(j)(k)		1,200	1,423
8.625% due 08/15/2021 •(j)(k)		41,900	42,300
NatWest Markets PLC 0.625% due 03/02/2022	EUR	6,200	7,405
Navient Corp. 7.250% due 01/25/2022		$500	519
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	6,281
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~		8,693	8,698
0.768% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,624
0.836% due 09/28/2022 •		6,792	6,801
1.078% (US0003M + 0.890%) due 01/13/2022 ~		17,983	18,028
1.900% due 09/14/2021		7,640	7,662
2.000% due 03/09/2026		23,400	23,568
2.600% due 09/28/2022		13,022	13,296
2.650% due 07/13/2022		7,500	7,625
2.750% due 03/09/2028		8,550	8,636
3.450% due 03/15/2023		200	208
3.650% due 09/21/2021		3,902	3,928
3.875% due 09/21/2023		2,600	2,753
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	45,525
2.679% due 07/16/2030		9,500	9,663
NongHyup Bank 1.250% due 07/20/2025		8,000	8,010
Nordea Bank Abp 3.750% due 08/30/2023		2,100	2,242
NTT Finance Corp.
0.373% due 03/03/2023		11,200	11,206
0.583% due 03/01/2024		11,300	11,289
1.162% due 04/03/2026		31,800	31,743
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	6,040
Old Republic International Corp. 3.875% due 08/26/2026		2,850	3,189
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		24,890	25,615
3.625% due 10/01/2029		14,300	15,338
4.375% due 08/01/2023		42	45
5.250% due 01/15/2026		33,800	38,602
OneMain Finance Corp.
6.125% due 05/15/2022		35,620	37,098
6.875% due 03/15/2025		41,090	46,426
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,426
4.125% due 02/01/2029		4,700	5,370
Pacific Life Global Funding 1.200% due 06/24/2025		4,800	4,817
Pacific LifeCorp 3.350% due 09/15/2050		7,000	7,426
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,188	5,455
5.250% due 08/15/2022		624	653
5.500% due 02/15/2024		3,350	3,685
Physicians Realty LP 3.950% due 01/15/2028		3,900	4,287
Piedmont Operating Partnership LP 3.150% due 08/15/2030		21,100	21,465
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	19,152

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Piper Jaffray Cos.
4.740% due 10/15/2021		8,900	8,944
5.200% due 10/15/2023		14,000	14,035
Principal Life Global Funding 1.250% due 06/23/2025		4,600	4,633
Protective Life Global Funding 3.104% due 04/15/2024		38,900	41,288
Prudential PLC 3.125% due 04/14/2030		2,800	3,032
QNB Finance Ltd. 1.610% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,252
Quicken Loans LLC 5.250% due 01/15/2028		9,600	10,092
Realty Income Corp.
3.250% due 01/15/2031		12,300	13,421
3.875% due 04/15/2025		2,800	3,093
Regency Centers LP 3.700% due 06/15/2030		11,480	12,720
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	6,749
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,395
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	856
3.400% due 01/18/2023		3,400	3,541
3.450% due 06/02/2025		22,500	24,190
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(j)(k)	GBP	200	293
SBA Tower Trust
1.884% due 07/15/2050		$24,900	25,246
2.328% due 07/15/2052		8,700	9,031
Scentre Group Trust
3.500% due 02/12/2025		1,000	1,075
3.625% due 01/28/2026		7,100	7,768
4.375% due 05/28/2030		60,250	70,336
Service Properties Trust
4.350% due 10/01/2024		11,200	11,293
4.375% due 02/15/2030		300	286
4.650% due 03/15/2024		700	714
4.750% due 10/01/2026		31,200	30,872
4.950% due 02/15/2027		1,400	1,397
4.950% due 10/01/2029		12,800	12,650
Shinhan Bank Co. Ltd.
1.375% due 10/21/2026		6,300	6,313
4.000% due 04/23/2029 (k)		18,500	20,714
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		13,300	13,294
Simon Property Group LP
2.000% due 09/13/2024		32,700	33,891
2.450% due 09/13/2029		24,000	24,713
2.750% due 06/01/2023		5,600	5,813
3.375% due 12/01/2027		4,600	5,017
Sitka Holdings LLC 4.643% due 07/06/2026 •(c)		24,150	24,134
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,100
SL Green Realty Corp. 4.500% due 12/01/2022		850	885
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,700	5,704
4.125% due 07/15/2023		1,300	1,383
Societe Generale S.A.
1.488% due 12/14/2026 •		26,600	26,377
1.792% due 06/09/2027 •		17,900	17,877
4.250% due 09/14/2023		70,750	76,070
7.375% due 09/13/2021 •(j)(k)		6,600	6,675
7.375% due 10/04/2023 •(j)(k)		1,800	1,968
7.875% due 12/18/2023 •(j)(k)		2,000	2,241
Spirit Realty LP
2.100% due 03/15/2028		6,400	6,378
3.200% due 02/15/2031		5,800	6,058
3.400% due 01/15/2030		9,200	9,823
4.000% due 07/15/2029		2,590	2,879
Standard Chartered PLC
0.991% due 01/12/2025 •		31,100	31,035
1.319% due 10/14/2023 •		4,100	4,140
1.328% (US0003M + 1.200%) due 09/10/2022 ~		56,000	56,104
1.456% due 01/14/2027 •		12,900	12,797
2.744% due 09/10/2022 •		54,700	54,930
7.500% due 04/02/2022 •(j)(k)		2,300	2,402
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	36,212
STORE Capital Corp.
2.750% due 11/18/2030		4,860	4,902
4.625% due 03/15/2029		400	455

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		44,300	44,768
2.448% due 09/27/2024		35,100	36,844
2.696% due 07/16/2024		27,450	29,035
SVB Financial Group 3.125% due 06/05/2030		8,700	9,276
Synchrony Financial
2.850% due 07/25/2022		4,500	4,607
3.700% due 08/04/2026		1,600	1,749
5.150% due 03/19/2029		5,450	6,461
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,269	29,532
5.661% due 10/13/2041		8,307	15,434
5.744% due 04/13/2040		8,762	16,275
5.801% due 10/13/2040		22,786	42,368
U.S. Bancorp 1.450% due 05/12/2025		$23,800	24,351
UBS AG
5.125% due 05/15/2024 (k)		1,700	1,878
7.625% due 08/17/2022 (k)		35,049	37,714
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		9,100	9,182
1.370% due 05/23/2023 •		7,700	7,774
2.859% due 08/15/2023 •		2,958	3,036
3.491% due 05/23/2023		14,700	15,102
4.125% due 09/24/2025		7,200	8,038
4.125% due 04/15/2026		39,400	44,209
4.253% due 03/23/2028		6,200	7,023
7.125% due 08/10/2021 •(j)(k)		1,400	1,409
UDR, Inc.
3.000% due 08/15/2031		1,500	1,579
3.100% due 11/01/2034		5,700	6,006
4.400% due 01/26/2029		5,000	5,796
UniCredit SpA
2.569% due 09/22/2026 •		21,800	22,114
4.086% (US0003M + 3.900%) due 01/14/2022 ~		47,200	48,055
6.572% due 01/14/2022		21,050	21,702
6.750% due 09/10/2021 •(j)(k)	EUR	200	240
7.830% due 12/04/2023		$350,050	405,799
9.250% due 06/03/2022 •(j)(k)	EUR	900	1,145
Ventas Realty LP
3.000% due 01/15/2030		$33,600	35,166
4.125% due 01/15/2026		5,000	5,590
VEREIT Operating Partnership LP
2.200% due 06/15/2028		550	559
2.850% due 12/15/2032		4,400	4,603
3.100% due 12/15/2029		8,900	9,521
3.400% due 01/15/2028		9,400	10,234
3.950% due 08/15/2027		900	1,015
4.625% due 11/01/2025		6,600	7,478
4.875% due 06/01/2026		9,700	11,192
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	2,300	3,531
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	17,800	21,146
0.934% (EUR003M + 1.470%) due 08/01/2022 ~		5,000	6,007
1.250% due 08/01/2022		28,200	33,987
1.875% due 01/31/2024		39,700	49,389
2.500% due 07/31/2026		14,000	18,476
Volkswagen Financial Services NV 1.875% due 09/07/2021	GBP	9,100	12,618
Volkswagen Leasing GmbH
0.000% due 07/06/2021 •	EUR	29,300	34,744
1.000% due 02/16/2023		8,750	10,569
2.625% due 01/15/2024		6,700	8,490
WEA Finance LLC
3.150% due 04/05/2022		$10,600	10,759
3.750% due 09/17/2024		12,300	13,169
Wells Fargo & Co.
1.416% (US0003M + 1.230%) due 10/31/2023 ~		13,630	13,825
1.654% due 06/02/2024 •		4,500	4,597
1.741% due 05/04/2030 •	EUR	13,700	17,532
2.164% due 02/11/2026 •		$17,200	17,863
2.393% due 06/02/2028 •		18,900	19,614
2.406% due 10/30/2025 •		32,100	33,601
3.000% due 02/19/2025		5,100	5,460
3.000% due 04/22/2026		2,600	2,797
3.550% due 09/29/2025		12,900	14,184
3.750% due 01/24/2024		10,362	11,148
Wells Fargo Bank N.A. 2.082% due 09/09/2022 •		20,000	20,067
Welltower, Inc.
2.750% due 01/15/2031		21,050	21,724
3.100% due 01/15/2030		24,700	26,352
3.625% due 03/15/2024		19,950	21,402

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

4.250% due 04/01/2026	800	903
Willis North America, Inc. 2.950% due 09/15/2029	2,200	2,312
WP Carey, Inc.
2.400% due 02/01/2031	5,000	4,984
4.000% due 02/01/2025	13,550	14,796
4.250% due 10/01/2026	1,700	1,912
4.600% due 04/01/2024	7,500	8,196

		11,184,886

INDUSTRIALS 11.1%
7-Eleven, Inc.
0.612% (US0003M + 0.450%) due 08/10/2022 ~	15,300	15,307
0.625% due 02/10/2023	900	901
0.800% due 02/10/2024	14,446	14,416
0.950% due 02/10/2026	16,000	15,721
1.300% due 02/10/2028	27,900	26,971
1.800% due 02/10/2031	13,400	12,827
AbbVie, Inc.
2.150% due 11/19/2021	45,500	45,833
2.600% due 11/21/2024	51,300	54,114
2.850% due 05/14/2023	1,050	1,093
2.950% due 11/21/2026	12,700	13,661
3.600% due 05/14/2025	300	328
Activision Blizzard, Inc. 2.500% due 09/15/2050	11,700	10,529
Adani Transmission Ltd. 4.000% due 08/03/2026	12,328	12,953
Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,020	1,035
3.600% due 09/15/2028	2,972	3,030
5.250% due 10/01/2030	4,967	5,399
Aker BP ASA 4.000% due 01/15/2031	1,100	1,210
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	17,503	19,412
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	6,134
Altice Financing S.A. 7.500% due 05/15/2026	66,000	68,808
Altice France S.A. 7.375% due 05/01/2026	21,852	22,752
Amdocs Ltd. 2.538% due 06/15/2030	15,900	15,918
American Airlines Pass-Through Trust
3.000% due 04/15/2030	16,411	16,722
3.150% due 08/15/2033	19,012	19,653
3.200% due 12/15/2029	11,447	11,705
3.250% due 04/15/2030	7,096	6,918
3.350% due 04/15/2031	12,693	12,942
3.375% due 11/01/2028	9,830	9,788
3.500% due 08/15/2033	4,966	4,822
3.575% due 07/15/2029	4,164	4,252
3.600% due 03/22/2029	6,869	7,123
3.600% due 04/15/2031	586	581
3.650% due 02/15/2029	4,810	4,969
3.650% due 12/15/2029	4,154	4,031
3.700% due 04/01/2028	4,426	4,509
American Airlines, Inc. 5.750% due 04/20/2029	8,000	8,660
Amphenol Corp. 3.200% due 04/01/2024	1,900	2,018
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	99,100	110,338
4.350% due 06/01/2040	25,650	30,584
4.500% due 06/01/2050	21,390	26,075
4.600% due 06/01/2060	14,200	17,521
Anthem, Inc.
2.375% due 01/15/2025	2,000	2,095
2.550% due 03/15/2031	15,800	16,297
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,200	2,374
4.500% due 06/20/2029	19,600	22,714
Arrow Electronics, Inc. 4.500% due 03/01/2023	3,000	3,157
AstraZeneca PLC 0.821% (US0003M + 0.665%) due 08/17/2023 ~	1,600	1,616
AutoNation, Inc. 4.750% due 06/01/2030	6,715	7,951
Bacardi Ltd. 4.450% due 05/15/2025	18,200	20,254
BAE Systems PLC 3.000% due 09/15/2050	7,000	6,866

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Banner Health 1.897% due 01/01/2031	1,900	1,869
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	5,100	5,515
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	3,304
Bayer U.S. Finance LLC
1.129% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,786
3.000% due 10/08/2021	1,200	1,209
3.875% due 12/15/2023	8,400	9,000
4.250% due 12/15/2025	32,800	36,581
4.375% due 12/15/2028	30,800	35,321
Becton Dickinson and Co.
2.823% due 05/20/2030	7,200	7,548
3.794% due 05/20/2050	5,500	6,177
Berry Global, Inc. 1.570% due 01/15/2026	4,900	4,908
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	4,383
BMW Finance NV 2.250% due 08/12/2022	63,900	65,283
BMW U.S. Capital LLC
0.800% due 04/01/2024	14,900	14,973
3.300% due 04/06/2027	900	986
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	5,312
Boeing Co.
1.167% due 02/04/2023	6,700	6,728
1.433% due 02/04/2024	78,890	79,105
1.950% due 02/01/2024	115,500	118,335
2.196% due 02/04/2026	10,550	10,653
2.750% due 02/01/2026	108,190	113,088
Boston Scientific Corp. 2.650% due 06/01/2030	54,840	56,775
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,605	2,660
3.350% due 12/15/2030	7,031	7,055
3.800% due 03/20/2033	1,955	2,049
4.250% due 05/15/2034	2,371	2,560
Broadcom, Inc.
1.950% due 02/15/2028	700	700
2.450% due 02/15/2031	58,100	57,139
2.600% due 02/15/2033	22,900	22,419
3.150% due 11/15/2025	7,232	7,756
3.419% due 04/15/2033	28,454	29,914
3.459% due 09/15/2026	141,257	153,934
3.469% due 04/15/2034	19,960	21,133
3.500% due 02/15/2041	13,500	13,828
3.750% due 02/15/2051	15,700	16,415
4.110% due 09/15/2028	127,860	143,964
4.150% due 11/15/2030	43,090	48,369
4.300% due 11/15/2032	59,580	67,919
4.750% due 04/15/2029	9,790	11,399
5.000% due 04/15/2030	20,795	24,559
Campbell Soup Co. 4.150% due 03/15/2028	34,200	39,046
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	11,309
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	1,700	1,792
Centene Corp.
4.250% due 12/15/2027	6,700	7,069
4.625% due 12/15/2029	7,000	7,707
5.375% due 06/01/2026	24,300	25,424
CenterPoint Energy Resources Corp.
0.631% (US0003M + 0.500%) due 03/02/2023 ~	28,540	28,547
0.700% due 03/02/2023	13,400	13,402
1.750% due 10/01/2030	18,500	17,770
3.550% due 04/01/2023	11,300	11,883
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	1,100	1,104
2.567% due 11/02/2021	4,013	4,040
2.849% due 03/03/2022	2,000	2,030
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~	60,500	62,217
3.500% due 06/01/2041	9,800	9,882
3.700% due 04/01/2051	2,200	2,181
4.464% due 07/23/2022	79,608	82,428
4.908% due 07/23/2025	38,100	43,189
6.484% due 10/23/2045	1,500	2,069
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,700	15,700
Chevron Corp.
2.236% due 05/11/2030	24,100	24,855
3.078% due 05/11/2050	30,000	31,101

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Choice Hotels International, Inc. 3.700% due 12/01/2029		5,090	5,530
Citrix Systems, Inc.
1.250% due 03/01/2026		6,800	6,720
3.300% due 03/01/2030		2,700	2,844
4.500% due 12/01/2027		3,600	4,083
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		15,100	14,611
CommonSpirit Health 3.910% due 10/01/2050		24,400	26,913
Conagra Brands, Inc. 1.375% due 11/01/2027		13,890	13,563
Constellation Brands, Inc. 3.700% due 12/06/2026		2,800	3,116
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025		2,425	2,579
CoStar Group, Inc. 2.800% due 07/15/2030		10,600	10,786
Cox Communications, Inc. 2.950% due 10/01/2050		4,700	4,463
CRH America Finance, Inc.
3.950% due 04/04/2028		18,900	21,343
4.500% due 04/04/2048		6,900	8,440
CVS Health Corp.
3.250% due 08/15/2029		8,700	9,452
3.875% due 07/20/2025		11,470	12,669
4.300% due 03/25/2028		26,846	30,866
CVS Pass-Through Trust 8.353% due 07/10/2031		184	241
D.R. Horton, Inc. 5.750% due 08/15/2023		5,247	5,757
DAE Funding LLC 1.625% due 02/15/2024		19,300	19,614
Daimler Finance North America LLC
0.750% due 03/01/2024		50,000	50,122
1.016% (US0003M + 0.840%) due 05/04/2023 ~		30,500	30,845
1.030% (US0003M + 0.880%) due 02/22/2022 ~		36,300	36,484
1.056% (US0003M + 0.900%) due 02/15/2022 ~		42,000	42,228
1.450% due 03/02/2026		23,000	23,116
2.000% due 07/06/2021		1,600	1,600
2.550% due 08/15/2022		129,250	132,323
2.700% due 06/14/2024		23,000	24,230
3.400% due 02/22/2022		31,400	32,033
3.700% due 05/04/2023		20,600	21,755
3.750% due 11/05/2021		2,000	2,023
Danone S.A. 2.589% due 11/02/2023		3,331	3,475
Dell International LLC
4.900% due 10/01/2026		15,300	17,675
5.300% due 10/01/2029		5,300	6,400
5.450% due 06/15/2023		107,200	116,328
6.020% due 06/15/2026		19,800	23,781
6.100% due 07/15/2027		7,300	8,953
6.200% due 07/15/2030		4,700	6,049
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,692	1,705
Deutsche Telekom International Finance BV 3.600% due 01/19/2027		4,200	4,624
Discovery Communications LLC
3.625% due 05/15/2030		11,300	12,340
4.650% due 05/15/2050		39,300	46,063
Duke University
2.682% due 10/01/2044		18,800	19,566
2.832% due 10/01/2055		31,400	32,682
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,834
eBay, Inc.
1.900% due 03/11/2025		7,000	7,239
2.700% due 03/11/2030		19,100	19,897
Electronic Arts, Inc. 1.850% due 02/15/2031		500	484
ELO SACA 3.250% due 07/23/2027	EUR	4,600	6,333
Emory University
1.566% due 09/01/2025		$2,100	2,151
2.143% due 09/01/2030		12,300	12,576
2.969% due 09/01/2050		33,500	35,135
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050		15,100	17,082
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		29,600	29,676
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,579
3.600% due 02/01/2023		2,300	2,387
4.250% due 03/15/2023		4,135	4,340

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 11/01/2023		34,709	37,272
5.000% due 10/01/2022		4,722	4,923
Entergy Louisiana LLC
1.600% due 12/15/2030		4,100	3,941
2.350% due 06/15/2032		6,860	6,952
5.400% due 11/01/2024		2,400	2,755
EOG Resources, Inc.
4.375% due 04/15/2030		800	948
4.950% due 04/15/2050		2,600	3,468
EQM Midstream Partners LP
4.750% due 07/15/2023		2,698	2,820
6.000% due 07/01/2025		9,000	9,808
6.500% due 07/01/2027		5,000	5,590
Equifax, Inc.
1.026% (US0003M + 0.870%) due 08/15/2021 ~		2,700	2,702
3.100% due 05/15/2030		2,390	2,573
ERAC USA Finance LLC 4.500% due 08/16/2021		1,600	1,608
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,909
3.351% due 04/15/2050		1,800	1,863
Expedia Group, Inc.
2.950% due 03/15/2031		5,100	5,179
3.250% due 02/15/2030		15,000	15,682
4.625% due 08/01/2027		5,000	5,658
6.250% due 05/01/2025		16,444	19,142
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,759
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,971
Fiserv, Inc.
2.250% due 06/01/2027		5,500	5,709
2.650% due 06/01/2030		50,380	52,216
Flex Ltd. 4.875% due 05/12/2030		32,500	37,764
Ford Foundation 2.415% due 06/01/2050		5,100	4,921
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		19,112	20,591
4.000% due 06/15/2025		2,500	2,757
Gap, Inc.
8.375% due 05/15/2023		6,150	6,937
8.625% due 05/15/2025		26,200	28,776
8.875% due 05/15/2027		14,150	16,410
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,227
General Electric Co.
0.556% (US0003M + 0.380%) due 05/05/2026 ~		2,800	2,750
3.450% due 05/01/2027		4,900	5,389
3.625% due 05/01/2030		9,700	10,826
5.550% due 01/05/2026		48,400	57,452
5.625% due 09/16/2031	GBP	100	181
7.500% due 08/21/2035		$2,100	3,021
General Mills, Inc. 6.410% due 10/15/2022		10,400	11,146
General Motors Co.
5.400% due 10/02/2023 (l)		7,800	8,594
6.125% due 10/01/2025 (l)		7,800	9,239
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,921
2.650% due 02/15/2025		3,930	4,144
2.900% due 05/15/2030		19,892	20,751
3.200% due 08/15/2029		5,300	5,681
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	24,425
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041		6,600	6,485
Hamilton College 4.750% due 07/01/2113		29,370	35,922
Hasbro, Inc. 2.600% due 11/19/2022		21,400	22,028
Hawaiian Airlines Pass-Through Certificates 7.375% due 09/15/2027		943	1,075
HCA, Inc.
5.000% due 03/15/2024		1,150	1,271
5.375% due 09/01/2026		26,700	30,758
5.875% due 02/01/2029		1,700	2,058
Heathrow Funding Ltd. 4.875% due 07/15/2023		6,000	6,009
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~		44,100	44,111
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		10,600	10,482
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030		3,500	4,006

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Hyatt Hotels Corp. 3.135% (US0003M + 3.000%) due 09/01/2022 ~		71,900	72,174
Hyundai Capital America
0.800% due 04/03/2023		59,360	59,374
0.800% due 01/08/2024		45,100	44,926
1.150% due 11/10/2022		48,450	48,793
IHS Markit Ltd.
4.000% due 03/01/2026		2,000	2,224
4.250% due 05/01/2029		5,600	6,492
5.000% due 11/01/2022		2,300	2,413
Imperial Brands Finance PLC
3.125% due 07/26/2024		20,130	21,198
3.500% due 07/26/2026		34,025	36,474
3.750% due 07/21/2022		17,182	17,633
3.875% due 07/26/2029		38,650	41,962
4.250% due 07/21/2025		16,305	17,969
Infor, Inc.
1.450% due 07/15/2023		5,600	5,667
1.750% due 07/15/2025		12,500	12,769
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	7,130
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		15,300	15,227
3.200% due 05/01/2023		5,100	5,310
3.268% due 11/15/2040		7,100	7,297
3.468% due 12/01/2050		18,200	18,953
JetBlue Pass-Through Trust
2.750% due 11/15/2033		8,123	8,375
2.950% due 11/15/2029		563	562
4.000% due 05/15/2034		4,401	4,869
Kaiser Foundation Hospitals 2.810% due 06/01/2041		22,200	22,694
Kansas City Southern 2.875% due 11/15/2029		3,800	4,007
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,100	7,323
KLA Corp. 4.650% due 11/01/2024		5,400	6,032
Komatsu Finance America, Inc. 2.437% due 09/11/2022		4,727	4,831
Kraft Heinz Foods Co. 7.125% due 08/01/2039		25,200	36,902
Leidos, Inc.
2.300% due 02/15/2031		15,300	14,966
3.625% due 05/15/2025		1,800	1,965
4.375% due 05/15/2030		3,300	3,753
Lennar Corp.
4.750% due 05/30/2025		1,180	1,326
5.000% due 06/15/2027		2,188	2,545
5.875% due 11/15/2024		1,300	1,479
Level 3 Financing, Inc.
3.400% due 03/01/2027		16,100	17,118
3.750% due 07/15/2029		5,000	4,869
3.875% due 11/15/2029		10,520	11,280
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	14,103
Marriott International, Inc.
3.500% due 10/15/2032		29,040	30,887
3.600% due 04/15/2024		12,900	13,767
4.150% due 12/01/2023		33,000	35,406
4.625% due 06/15/2030		1,600	1,844
Masco Corp. 1.500% due 02/15/2028		6,990	6,830
McDonald's Corp. 3.700% due 01/30/2026		2,700	3,002
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	18,446
Micron Technology, Inc.
4.975% due 02/06/2026		13,900	15,991
5.327% due 02/06/2029		10,000	12,095
MidMichigan Health 3.409% due 06/01/2050		29,500	31,788
Mohawk Industries, Inc. 3.625% due 05/15/2030		3,100	3,396
Moody's Corp. 3.250% due 05/20/2050		1,200	1,258
Motorola Solutions, Inc. 2.300% due 11/15/2030		18,470	18,166
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	8,386
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,555

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

National Fuel Gas Co. 2.950% due 03/01/2031		10,900	10,984
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,836
2.375% due 06/22/2027		32,800	34,425
2.700% due 06/22/2030		41,400	43,256
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	22,731
Newell Brands, Inc.
4.700% due 04/01/2026		$2,700	3,014
4.875% due 06/01/2025		2,600	2,884
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,552
3.043% due 09/15/2023		$44,300	46,224
3.201% due 09/17/2028	EUR	3,100	4,168
3.522% due 09/17/2025		$122,200	130,574
4.345% due 09/17/2027		126,300	138,944
4.810% due 09/17/2030		32,400	36,613
Northeastern University 2.894% due 10/01/2050		7,200	7,326
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		418	417
7.041% due 10/01/2023		2,460	2,461
NVR, Inc. 3.000% due 05/15/2030		4,623	4,909
NXP BV
2.700% due 05/01/2025		4,788	5,054
3.150% due 05/01/2027		4,100	4,389
3.400% due 05/01/2030		10,400	11,367
3.875% due 09/01/2022		11,935	12,380
3.875% due 06/18/2026		37,682	41,774
4.300% due 06/18/2029		2,100	2,411
4.625% due 06/01/2023		2,600	2,795
5.350% due 03/01/2026		13,800	16,112
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	3,768
Occidental Petroleum Corp.
1.606% (US0003M + 1.450%) due 08/15/2022 ~		71,550	71,215
6.950% due 07/01/2024		2,163	2,444
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (h)(j)		368	5
0.000% due 08/02/2021 (h)(j)		37,882	521
ONEOK Partners LP
6.125% due 02/01/2041		2,170	2,801
6.850% due 10/15/2037		2,200	3,004
Oracle Corp.
2.800% due 04/01/2027		300	318
2.950% due 04/01/2030		1,500	1,581
3.600% due 04/01/2050		12,600	12,959
3.850% due 04/01/2060		15,000	15,967
Owens Corning 4.200% due 12/01/2024		2,500	2,742
Panasonic Corp. 2.536% due 07/19/2022		11,100	11,322
PayPal Holdings, Inc.
1.650% due 06/01/2025		5,900	6,060
2.300% due 06/01/2030		30,100	31,177
2.650% due 10/01/2026		13,200	14,190
2.850% due 10/01/2029		41,400	44,704
3.250% due 06/01/2050		22,000	23,986
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	9,398
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		2,700	2,874
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	11,911
4.125% due 08/01/2023		2,400	2,561
Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		11,400	11,658
3.900% due 12/15/2024		1,000	1,078
Petronas Capital Ltd. 4.550% due 04/21/2050		3,500	4,327
President and Fellows of Harvard College 2.517% due 10/15/2050		550	552
Quanta Services, Inc. 2.900% due 10/01/2030		4,000	4,153
QVC, Inc. 4.375% due 03/15/2023		1,700	1,795
Reckitt Benckiser Treasury Services PLC 0.694% (US0003M + 0.560%) due 06/24/2022 ~		4,700	4,724
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	7,771
2.800% due 09/15/2050		5,500	5,019
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		300	301

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Rockefeller Foundation 2.492% due 10/01/2050		12,790	12,509
Rolls-Royce PLC 5.750% due 10/15/2027		1,200	1,323
Royalty Pharma PLC
1.200% due 09/02/2025		11,900	11,802
1.750% due 09/02/2027		13,000	12,804
Rumo Luxembourg SARL 5.250% due 01/10/2028		15,500	16,611
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		1,400	1,582
4.500% due 05/15/2030		37,900	43,784
5.000% due 03/15/2027		4,375	5,057
5.625% due 04/15/2023		2,800	3,009
Sands China Ltd.
3.800% due 01/08/2026		600	643
4.600% due 08/08/2023		3,400	3,622
5.125% due 08/08/2025		300	336
Saudi Arabian Oil Co. 2.750% due 04/16/2022		10,800	11,002
Seagate HDD Cayman
4.091% due 06/01/2029		2,100	2,153
4.125% due 01/15/2031		6,900	7,047
4.875% due 06/01/2027		800	883
5.750% due 12/01/2034		750	864
Sherwin-Williams Co. 2.750% due 06/01/2022		83	85
Siemens Financieringsmaatschappij NV
1.200% due 03/11/2026		16,300	16,319
2.000% due 09/15/2023		300	310
Skyworks Solutions, Inc.
0.900% due 06/01/2023		400	401
1.800% due 06/01/2026		380	385
Smith & Nephew PLC 2.032% due 10/14/2030		30,290	29,665
Southern Co.
1.750% due 03/15/2028		7,190	7,105
3.700% due 04/30/2030		4,000	4,415
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		902	919
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,963	15,075
4.600% due 06/15/2028		6,800	6,681
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,309	4,514
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		516	519
4.738% due 03/20/2025		18,750	20,166
5.152% due 09/20/2029		54,600	62,918
Starbucks Corp. 2.550% due 11/15/2030		107,150	111,122
Suntory Holdings Ltd. 2.550% due 06/28/2022		8,700	8,871
Sutter Health 3.361% due 08/15/2050		26,400	28,099
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	3,053
Syngenta Finance NV
4.441% due 04/24/2023		13,350	14,100
4.892% due 04/24/2025		4,700	5,213
5.182% due 04/24/2028		12,000	13,725
Sysco Corp. 5.650% due 04/01/2025		5,180	6,004
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	23,646
2.050% due 02/15/2028		14,700	14,964
2.550% due 02/15/2031		31,900	32,347
3.750% due 04/15/2027		32,570	36,068
3.875% due 04/15/2030		31,657	35,495
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		37,500	37,233
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	10,005
7.000% due 10/15/2028		3,900	5,059
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	14,964
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023		15,500	18,005
2.200% due 07/21/2021		$1,658	1,658
3.250% due 04/15/2022	EUR	29,800	35,716
4.500% due 03/01/2025		20,900	25,655
6.000% due 04/15/2024		$9,300	9,885
Textron, Inc. 2.450% due 03/15/2031		7,300	7,320

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Toyota Industries Corp. 3.110% due 03/12/2022		12,200	12,417
Toyota Motor Corp. 1.339% due 03/25/2026		13,790	13,951
Toyota Tsusho Corp. 3.625% due 09/13/2023		7,090	7,551
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		1,800	1,917
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	5,635
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		22,400	22,576
TripAdvisor, Inc. 7.000% due 07/15/2025		4,200	4,528
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,743	5,796
4.625% due 12/03/2026		1,391	1,404
7.125% due 04/22/2025		4,225	4,465
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,593	7,640
2.900% due 11/01/2029		1,625	1,622
3.100% due 01/07/2030		4,941	5,220
3.450% due 06/01/2029		4,715	4,993
3.450% due 01/07/2030		2,027	2,066
3.500% due 09/01/2031		4,254	4,464
3.750% due 03/03/2028		1,381	1,463
4.000% due 10/11/2027		2,611	2,759
4.150% due 02/25/2033		11,880	13,041
4.300% due 02/15/2027		1,017	1,077
5.875% due 04/15/2029		56,366	62,661
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,969
United Group BV 4.875% due 07/01/2024	EUR	5,700	6,845
UnitedHealth Group, Inc. 2.000% due 05/15/2030		$14,400	14,529
Utah Acquisition Sub, Inc.
2.250% due 11/22/2024	EUR	7,000	8,870
3.950% due 06/15/2026		$8,800	9,700
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	11,618
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	13,967
5.250% due 05/15/2029		10,000	14,625
VMware, Inc.
2.950% due 08/21/2022		$18,238	18,714
3.900% due 08/21/2027		100	111
4.500% due 05/15/2025		11,358	12,696
4.650% due 05/15/2027		18,560	21,323
4.700% due 05/15/2030		19,100	22,619
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~		13,500	13,525
2.700% due 09/26/2022		18,600	19,122
2.850% due 09/26/2024		17,200	18,181
2.900% due 05/13/2022		43,500	44,431
3.125% due 05/12/2023		35,400	36,986
3.200% due 09/26/2026		6,500	7,036
3.350% due 05/13/2025		32,845	35,460
3.750% due 05/13/2030		6,400	7,189
4.250% due 11/13/2023		109,400	118,293
4.750% due 11/13/2028		43,500	51,612
Volkswagen International Finance NV 1.009% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	17,100	21,079
Walt Disney Co.
1.750% due 01/13/2026		$3,900	4,012
2.200% due 01/13/2028		16,100	16,700
2.650% due 01/13/2031		17,930	18,838
3.600% due 01/13/2051		49,400	56,143
3.800% due 05/13/2060		14,800	17,492
Weir Group PLC 2.200% due 05/13/2026		20,100	20,200
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,960
4.950% due 09/15/2028		6,500	7,550
WestRock RKT LLC 4.900% due 03/01/2022		5,280	5,433
Whirlpool Corp. 4.600% due 05/15/2050		28,200	35,086
Wipro IT Services LLC 1.500% due 06/23/2026		14,300	14,276
WK Kellogg Foundation Trust 2.443% due 10/01/2050		1,000	952
Woodside Finance Ltd. 3.650% due 03/05/2025		100	107

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

WPP Finance 2010 3.750% due 09/19/2024		300	327
Wynn Las Vegas LLC 5.500% due 03/01/2025		30,700	33,134
Xylem, Inc.
1.950% due 01/30/2028		2,200	2,224
2.250% due 01/30/2031		6,400	6,454
3.250% due 11/01/2026		2,400	2,631
Yara International ASA
3.148% due 06/04/2030		12,500	13,392
4.750% due 06/01/2028		6,200	7,313
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	2,700	3,339
3.050% due 01/15/2026		$7,500	8,088
Zoetis, Inc. 2.000% due 05/15/2030		34,200	34,096

			7,709,997

SPECIALTY FINANCE 0.1%
CIMIC Group Ltd. 0.000% due 07/27/2021 (h)(l)		50,000	49,870
Lloyds Banking Group PLC
1.385% due 09/02/2021 (l)		8,758	8,765
3.870% due 09/02/2021		5,403	5,408

			64,043

UTILITIES 3.8%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,749	7,893
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	8,797
AES Corp.
2.450% due 01/15/2031		13,700	13,577
3.300% due 07/15/2025		21,950	23,491
3.950% due 07/15/2030		23,167	25,406
Alabama Power Co. 1.450% due 09/15/2030		5,480	5,239
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,288
Ameren Corp.
1.750% due 03/15/2028		7,590	7,518
2.500% due 09/15/2024		200	211
Ameren Illinois Co. 1.550% due 11/15/2030		4,300	4,143
American Transmission Systems, Inc.
5.000% due 09/01/2044		700	900
5.250% due 01/15/2022		2,050	2,099
American Water Capital Corp.
3.450% due 06/01/2029		9,800	10,877
3.850% due 03/01/2024		1,400	1,508
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	4,000	5,738
Appalachian Power Co.
2.700% due 04/01/2031		$23,700	24,527
3.300% due 06/01/2027		3,400	3,690
Arizona Public Service Co.
2.600% due 08/15/2029		6,400	6,710
3.350% due 05/15/2050		14,000	15,022
AT&T, Inc.
1.650% due 02/01/2028		24,950	24,780
2.250% due 02/01/2032		50,540	49,658
2.750% due 06/01/2031		45,850	47,708
3.100% due 02/01/2043		1,200	1,178
3.300% due 02/01/2052		51,900	50,621
3.500% due 02/01/2061		3,300	3,264
3.850% due 06/01/2060		1,200	1,267
4.350% due 03/01/2029		4,100	4,750
Atmos Energy Corp. 1.500% due 01/15/2031		19,500	18,513
Baltimore Gas & Electric Co. 2.800% due 08/15/2022		1,256	1,283
Black Hills Corp. 2.500% due 06/15/2030		6,600	6,730
Boston Gas Co. 3.150% due 08/01/2027		2,900	3,115
British Telecommunications PLC 4.500% due 12/04/2023		13,595	14,815
British Transco International Finance BV 0.000% due 11/04/2021 (h)		1,520	1,519
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050		2,400	2,443
Clearway Energy Operating LLC 3.750% due 02/15/2031		11,850	11,807

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

DTE Electric Co. 1.900% due 04/01/2028	5,690	5,782
Duke Energy Carolinas LLC
2.550% due 04/15/2031	6,500	6,755
3.350% due 05/15/2022	1,000	1,028
Duke Energy Corp.
0.775% (US0003M + 0.650%) due 03/11/2022 ~	29,800	29,914
2.450% due 06/01/2030	8,600	8,705
2.650% due 09/01/2026	600	634
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,200	5,798
Duke Energy Progress LLC 3.375% due 09/01/2023	1,900	2,025
Edison International
2.950% due 03/15/2023	600	620
3.125% due 11/15/2022	6,700	6,904
5.750% due 06/15/2027	4,700	5,354
EDP Finance BV 1.710% due 01/24/2028	40,000	39,675
Enable Midstream Partners LP 4.950% due 05/15/2028	4,290	4,915
Enel Finance International NV
2.650% due 09/10/2024	187,301	197,011
4.250% due 09/14/2023	7,150	7,709
4.625% due 09/14/2025	28,500	32,337
Entergy Arkansas LLC 3.050% due 06/01/2023	1,600	1,667
Entergy Corp.
1.900% due 06/15/2028	2,100	2,099
2.800% due 06/15/2030	6,100	6,360
3.750% due 06/15/2050	7,700	8,466
4.000% due 07/15/2022	16,400	16,920
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	12,844
3.150% due 03/15/2023	425	442
Exelon Corp. 3.950% due 06/15/2025	933	1,027
Exelon Generation Co. LLC 3.250% due 06/01/2025	11,000	11,871
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,382
2.250% due 09/01/2030	12,000	11,520
4.400% due 07/15/2027	2,000	2,177
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	3,070
Georgia Power Co. 3.250% due 03/15/2051	11,900	12,035
Greenko Dutch BV 3.850% due 03/29/2026	8,500	8,719
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	24,728
5.950% due 07/29/2026	14,300	15,435
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	5,000	5,093
India Green Power Holdings 4.000% due 02/22/2027	5,500	5,532
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	12,802
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	29,413
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	5,510
LG&E & KU Energy LLC 4.375% due 10/01/2021	4,120	4,120
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	3,245
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,439
4.300% due 01/15/2029	1,760	1,975
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,837
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,857
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	9,557
2.950% due 02/07/2024	3,250	3,434
8.000% due 03/01/2032	165	249
New York State Electric & Gas Corp. 1.950% due 10/01/2030	18,300	17,813
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~	7,150	7,151
1.900% due 06/15/2028	12,700	12,857
1.950% due 09/01/2022	75,800	77,218
2.250% due 06/01/2030	74,690	75,336
2.800% due 01/15/2023	2,400	2,481

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.625% due 06/15/2023	5,175	5,445
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,076
4.278% due 12/15/2028	17,600	20,104
Northern States Power Co. 2.250% due 04/01/2031	3,500	3,606
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	1,442	1,434
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)	72,308	37,141
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,869	1,855
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)	22,740	5,486
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	707
ONEOK, Inc.
5.850% due 01/15/2026	7,700	9,112
6.350% due 01/15/2031	11,100	14,368
7.150% due 01/15/2051	6,700	9,873
Pacific Gas & Electric Co.
1.367% due 03/10/2023	39,300	39,303
1.531% (US0003M + 1.375%) due 11/15/2021 ~	95,800	96,002
1.598% (US0003M + 1.480%) due 06/16/2022 ~	74,500	74,540
1.750% due 06/16/2022	44,680	44,664
2.100% due 08/01/2027	28,879	28,078
2.500% due 02/01/2031	39,700	37,266
2.950% due 03/01/2026	4,050	4,148
3.150% due 01/01/2026	32,240	33,276
3.250% due 06/01/2031	18,660	18,375
3.300% due 03/15/2027	9,400	9,741
3.300% due 12/01/2027	10,000	10,290
3.300% due 08/01/2040	20,719	18,755
3.400% due 08/15/2024	2,230	2,342
3.450% due 07/01/2025	13,300	13,949
3.500% due 06/15/2025	16,990	17,830
3.500% due 08/01/2050	51,900	46,325
3.750% due 02/15/2024	15,685	16,457
3.750% due 07/01/2028	12,700	13,321
3.750% due 08/15/2042	2,000	1,828
3.850% due 11/15/2023	4,691	4,920
3.950% due 12/01/2047	24,400	22,737
4.000% due 12/01/2046	6,800	6,375
4.250% due 08/01/2023	6,626	7,025
4.250% due 03/15/2046	9,600	9,173
4.300% due 03/15/2045	8,500	8,191
4.450% due 04/15/2042	9,200	9,133
4.500% due 07/01/2040	23,100	23,149
4.500% due 12/15/2041	10,400	10,155
4.550% due 07/01/2030	49,763	53,272
4.600% due 06/15/2043	3,300	3,285
4.650% due 08/01/2028	6,100	6,721
4.750% due 02/15/2044	4,100	4,159
4.950% due 07/01/2050	8,700	8,963
PacifiCorp
2.700% due 09/15/2030	100	105
3.300% due 03/15/2051	100	106
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	631
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	6,854
2.700% due 01/15/2051	18,600	18,198
Puget Energy, Inc. 4.100% due 06/15/2030	15,900	17,824
ReNew Wind Energy AP2 4.500% due 07/14/2028	7,900	8,051
Rio Oil Finance Trust
8.200% due 04/06/2028	2,112	2,446
9.250% due 07/06/2024	8,617	9,565
9.750% due 01/06/2027	26,010	30,790
Rochester Gas and Electric Corp. 1.850% due 12/01/2030	600	586
San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	13,916
3.320% due 04/15/2050	1,300	1,380
Sempra Energy 4.050% due 12/01/2023	2,300	2,471
Shell International Finance BV
2.750% due 04/06/2030	50,900	54,301
3.250% due 04/06/2050	23,900	25,465
Southern California Edison Co.
2.500% due 06/01/2031	12,760	12,802
3.650% due 06/01/2051	16,800	16,891
Southern California Gas Co.
3.150% due 09/15/2024	10,300	11,053

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.200% due 06/15/2025	2,500	2,706
Southwestern Electric Power Co. 4.100% due 09/15/2028	2,257	2,569
Southwestern Public Service Co. 3.150% due 05/01/2050	9,700	10,163
Sprint Communications, Inc.
6.000% due 11/15/2022	3,600	3,816
11.500% due 11/15/2021	1,200	1,246
Sprint Corp.
7.125% due 06/15/2024	200	231
7.250% due 09/15/2021	6,100	6,203
7.875% due 09/15/2023	2,500	2,843
Systems Energy Resources, Inc. 2.140% due 12/09/2025	18,500	18,713
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,702
Toledo Edison Co. 2.650% due 05/01/2028	22,400	23,053
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	541
Union Electric Co. 2.625% due 03/15/2051	16,500	15,829
Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~	1,000	1,019
1.500% due 09/18/2030	22,190	21,230
2.100% due 03/22/2028	4,300	4,393
2.550% due 03/21/2031	12,900	13,195
3.376% due 02/15/2025	185,891	202,079
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	12
VTR Comunicaciones SpA 5.125% due 01/15/2028	13,831	14,481
WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	5,965
1.800% due 10/15/2030	16,190	15,549

		2,631,860

Total Corporate Bonds & Notes (Cost $20,537,444)		21,590,786

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	5,430
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,727
2.534% due 06/01/2028	5,100	5,429
2.584% due 06/01/2029	3,600	3,833
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	9,900	9,900
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	12,600	12,795
Los Angeles Community College District, California General Obligation Notes, Series 2020
1.606% due 08/01/2028	4,540	4,554
1.806% due 08/01/2030	5,040	5,058
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	303
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	4,700	5,270
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	9,558
University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	2,300	2,308
1.316% due 05/15/2027	5,700	5,721
1.614% due 05/15/2030	1,100	1,091

		75,983

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	223

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	28,600	28,886

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

1.705% due 07/01/2027	9,700	9,863

		38,749

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,687	78,165

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	8,205	8,399
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,625

		10,024

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	3,900	3,957

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	23,346
2.127% due 03/15/2032	23,000	23,366
2.227% due 03/15/2033	23,000	23,461
2.277% due 03/15/2034	19,000	19,362
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,315

		90,850

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,274

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,651
5.501% due 06/15/2023	3,500	3,797

		7,448

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	223

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	8,200	8,307
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	1,011
1.946% due 11/01/2028	2,435	2,482
2.046% due 11/01/2029	1,400	1,424
2.096% due 11/01/2030	1,750	1,772

		14,996

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,688
3.401% due 06/01/2034	10,930	11,358
3.501% due 06/01/2035	9,935	10,355

		23,401

Total Municipal Bonds & Notes (Cost $320,920)		348,293

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	1,186	1,158
0.152% due 07/25/2037 •	74	72
0.212% due 03/25/2034 •	16	16
0.222% due 03/25/2036 •	433	431
0.242% due 08/25/2034 •	20	20
0.292% due 05/25/2035 •	3	3
0.332% due 06/25/2032 •	4	4
0.342% due 05/25/2037 •	15	15
0.392% due 12/25/2028 - 03/25/2037 •	389	391
0.412% due 06/25/2037 •	88	89
0.442% due 05/25/2042 - 03/25/2044 •	807	813
0.452% due 03/25/2037 •	6	6
0.472% due 07/25/2037 •	315	318

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.483% due 04/18/2028 •	13	13
0.492% due 06/25/2029 - 11/25/2036 •	905	914
0.533% due 10/18/2030 •	104	105
0.542% due 10/25/2030 - 09/25/2037 •	1,071	1,085
0.592% due 08/25/2030 •	142	143
0.612% due 10/25/2040 •	26	27
0.633% due 12/18/2031 •	23	23
0.645% due 08/25/2022 ~(a)	24,262	65
0.672% due 08/25/2037 •	3,262	3,308
0.742% due 10/25/2023 - 03/25/2024 •	97	97
0.762% due 03/25/2038 •	44	45
0.812% due 06/25/2037 •	112	114
0.842% due 03/25/2038 - 11/25/2039 •	149	153
0.992% due 04/25/2032 •	4	4
1.092% due 04/25/2023 •	8	8
1.328% due 07/01/2042 - 10/01/2044 •	7,601	7,824
1.330% due 12/01/2044 •	881	907
1.377% due 09/01/2041 •	3,080	3,157
1.467% due 11/01/2037 •	8	8
1.527% due 10/01/2040 •	65	66
1.528% due 10/01/2030 - 10/01/2040 •	997	1,012
1.542% due 02/01/2035 •	442	443
1.625% due 11/01/2024 - 12/01/2024 •	1	1
1.651% due 03/01/2035 •	6	6
1.654% due 05/25/2044 ~(a)	9,351	554
1.665% due 09/01/2035 •	14	14
1.691% due 02/01/2035 •	18	18
1.700% due 02/01/2023 •	8	8
1.700% due 05/01/2023	12	12
1.707% due 03/01/2033 •	16	16
1.715% due 01/01/2036 •	1	1
1.720% due 12/01/2034 •	37	38
1.722% due 06/01/2023 •	13	13
1.723% due 01/01/2035 •	840	878
1.725% due 05/01/2035 •	15	16
1.728% due 09/01/2022 •	3	3
1.729% due 01/01/2035 •	1,886	1,974
1.731% due 04/01/2027 •	3	3
1.732% due 11/01/2034 •	144	148
1.750% due 09/01/2024 •	3	3
1.766% due 10/01/2034 •	23	23
1.769% due 10/01/2034 •	266	268
1.772% due 11/01/2035 •	37	37
1.787% due 03/25/2036 ~(a)	10,978	748
1.788% due 08/01/2035 - 01/01/2036 •	558	568
1.795% due 03/01/2036 •	62	62
1.797% due 01/01/2035 •	898	930
1.798% due 02/01/2035 •	123	128
1.800% due 03/01/2034 - 12/01/2034 •	715	744
1.804% due 01/01/2035 •	22	23
1.821% due 12/25/2038 ~(a)	9,951	495
1.825% due 06/01/2035 •	143	144
1.835% due 10/01/2034 •	231	233
1.842% due 05/01/2034 •	38	39
1.876% due 05/01/2037 •	4	5
1.894% due 09/01/2035 •	411	418
1.895% due 11/01/2031 •	40	40
1.898% due 11/01/2035 •	520	548
1.915% due 11/01/2034 •	80	81
1.920% due 12/01/2034 •	2	2
1.929% due 03/01/2033 •	22	22
1.930% due 03/01/2035 •	26	27
1.935% due 06/01/2034 •	1	1
1.936% due 05/01/2033 •	10	10
1.939% due 06/25/2055 ~(a)	9,651	576
1.945% due 05/01/2035 •	8	8
1.947% due 02/01/2035 •	165	167
1.950% due 08/01/2035 •	197	197
1.962% due 02/01/2035 •	514	520
1.963% due 12/01/2034 •	209	211
1.969% due 10/01/2035 •	153	155
1.970% due 09/01/2034 •	144	145
1.972% due 12/01/2033 - 12/01/2035 •	213	214
1.978% due 04/01/2036 •	36	38
1.986% due 05/01/2035 •	543	568
1.993% due 12/01/2035 •	67	67
1.994% due 11/01/2032 - 12/01/2035 •	26	27
2.017% due 04/01/2035 •	9	10
2.019% due 12/01/2034 •	9	9
2.033% due 01/01/2037 •	9	9
2.035% due 02/01/2035 - 06/01/2035 •	663	697
2.040% due 12/01/2036 •	6	6
2.046% due 09/01/2035 •	1	1
2.050% due 02/01/2035 •	5	5
2.057% due 05/01/2035 •	326	330

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.060% due 02/01/2036 - 04/01/2038 •	28	28
2.095% due 09/01/2035 •	415	416
2.096% due 05/25/2035 ~	2,165	2,218
2.100% due 12/01/2034 •	4	4
2.103% due 10/01/2034 - 11/01/2034 •	149	150
2.109% due 04/01/2034 •	28	29
2.112% due 12/01/2033 - 12/01/2035 •	121	122
2.122% due 01/01/2036 •	36	38
2.125% due 09/01/2036 •	0	1
2.136% due 11/01/2035 •	300	303
2.142% due 09/01/2034 •	1,615	1,700
2.155% due 03/01/2034 •	622	638
2.170% due 10/01/2035 •	10	10
2.173% due 11/01/2035 - 04/01/2036 •	62	62
2.179% due 07/01/2033 •	1	1
2.180% due 07/01/2035 •	2	2
2.183% due 09/01/2035 •	4	5
2.185% due 10/01/2024 •	1	1
2.190% due 12/01/2023 - 03/01/2036 •	101	101
2.210% due 05/01/2035 •	886	936
2.220% due 04/01/2027 - 05/01/2036 •	208	219
2.223% due 03/01/2036 •	24	24
2.230% due 09/01/2023 - 09/01/2035 •	29	29
2.242% due 12/01/2033 •	237	238
2.243% due 11/01/2034 •	122	123
2.250% due 12/01/2025 •	25	25
2.252% due 09/01/2037 •	10	10
2.253% due 11/01/2025 •	4	4
2.254% due 04/01/2035 - 03/01/2036 •	714	726
2.255% due 08/01/2027 •	146	147
2.259% due 03/01/2025 - 05/01/2038 •	5,250	5,555
2.260% due 11/01/2025 •	51	51
2.261% due 11/01/2035 •	1,145	1,230
2.265% due 09/01/2035 - 06/01/2036 •	180	180
2.273% due 08/01/2035 •	95	98
2.276% due 11/01/2025 •	12	12
2.280% due 11/01/2035 •	55	56
2.287% due 11/01/2035 - 03/01/2036 •	322	322
2.298% due 04/01/2033 •	9	9
2.299% due 07/01/2024 •	8	8
2.300% due 03/01/2035 - 01/01/2036 •	340	350
2.312% due 04/01/2034 •	1	1
2.315% due 11/01/2023 - 05/01/2025 •	45	45
2.323% due 09/01/2037 •	1	1
2.325% due 11/01/2023 - 06/01/2030 •	27	28
2.332% due 08/01/2035 •	611	621
2.335% due 10/01/2035 •	41	41
2.337% due 08/01/2025 •	42	42
2.340% due 01/01/2026 - 02/01/2028 •	11	11
2.345% due 11/01/2035 •	189	191
2.349% due 02/01/2027 •	36	36
2.350% due 05/01/2026 •	2	2
2.358% due 01/25/2031 ~(a)	198,166	28,047
2.359% due 04/01/2024 •	13	14
2.360% due 10/01/2035 •	125	127
2.361% due 04/01/2027 •	8	8
2.362% due 09/01/2035 •	28	29
2.374% due 08/01/2023 •	2	2
2.381% due 08/01/2035 •	400	402
2.383% due 09/01/2035 •	50	50
2.384% due 08/01/2026 •	11	11
2.385% due 06/01/2035 - 09/01/2035 •	384	394
2.395% due 11/01/2025 - 12/01/2025 •	26	26
2.402% due 09/01/2033 •	3	3
2.438% due 01/01/2035 •	233	233
2.440% due 12/01/2022 - 11/01/2025 •	60	61
2.442% due 09/01/2035 •	4	4
2.454% due 09/01/2033 •	21	21
2.458% due 07/01/2034 •	4	4
2.461% due 02/01/2036 •	39	39
2.463% due 06/01/2035 •	9	9
2.470% due 07/01/2026 - 07/01/2035 •	60	60
2.479% due 07/01/2035 •	86	86
2.489% due 08/01/2033 - 07/01/2035 •	214	216
2.500% due 02/01/2024 - 08/01/2024 •	11	12
2.508% due 08/01/2035 •	2	2
2.509% due 07/01/2035 •	227	228
2.510% due 07/01/2035 •	16	16
2.515% due 09/01/2029 •	2	2
2.528% due 02/01/2028 •	17	18
2.537% due 08/01/2035 •	34	34
2.547% due 07/01/2035 •	170	170
2.552% due 06/01/2035 •	866	903
2.560% due 08/01/2032 •	2	2
2.580% due 09/01/2024 •	22	22

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.581% due 11/01/2034 •	383	409
2.588% due 08/01/2035 •	71	75
2.595% due 07/01/2026 - 05/01/2030 •	2	1
2.625% due 10/01/2023 - 12/01/2023 •	6	6
2.632% due 12/01/2027 •	71	71
2.633% due 12/01/2030 •	5	5
2.654% due 10/01/2026 •	3	3
2.657% due 06/01/2033 •	10	11
2.665% due 08/01/2035 •	3	3
2.697% due 05/01/2030 •	2	2
2.700% due 10/01/2027 •	18	18
2.725% due 12/01/2026 •	5	5
2.750% due 10/01/2024 •	1	1
2.777% due 07/01/2034 •	181	182
2.790% due 07/01/2022	3,717	3,770
2.800% due 07/01/2022	7,591	7,698
2.836% due 05/01/2035 •	7	7
2.912% due 07/01/2035 •	168	168
2.957% due 10/01/2027 •	8	8
2.960% due 07/01/2022	2,450	2,487
2.965% due 05/01/2022 ~	3,086	3,121
3.000% due 01/01/2022 - 09/01/2057	107,957	114,737
3.170% due 11/01/2021 •	2	2
3.185% due 03/01/2022 ~	19,493	19,529
3.204% due 05/01/2022 ~	355	357
3.500% due 08/25/2042	21,091	22,823
3.558% due 07/01/2024 •	8	8
3.645% due 08/01/2027 •	8	8
3.720% due 03/01/2023 •	9	9
3.740% due 08/01/2027 •	47	48
3.875% due 03/01/2023 •	13	13
4.000% due 07/25/2040 - 01/01/2059	31,513	34,990
4.051% due 12/01/2036 •	40	43
4.059% due 02/25/2033 •	571	595
4.383% due 03/01/2023 •	35	35
4.500% due 06/25/2024 - 09/25/2041	86,694	99,142
4.516% due 02/01/2028 •	2	2
4.931% due 09/01/2034 •	24	25
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	599	671
5.030% due 05/01/2024	1,878	2,049
5.115% due 12/25/2042 ~	6,068	6,623
5.500% due 02/25/2024 - 08/25/2035	66	73
5.634% due 10/25/2042 ~	4,612	5,270
5.750% due 12/20/2027 - 08/25/2034	651	713
5.979% due 02/25/2037 •(a)	11	2
6.000% due 05/17/2027 - 10/25/2044	6,503	7,524
6.009% due 06/25/2037 •(a)	99	13
6.059% due 12/25/2042 •(a)	1,922	317
6.159% due 05/25/2037 - 01/25/2040 •(a)	787	111
6.209% due 08/25/2042 •(a)	10,545	2,055
6.250% due 02/25/2029	149	168
6.289% due 03/25/2037 •(a)	42	8
6.300% due 10/17/2038	170	170
6.459% due 07/25/2036 •(a)	429	76
6.500% due 10/25/2023 - 06/25/2044	8,544	9,829
6.509% due 12/25/2036 - 06/25/2037 •(a)	248	45
6.549% due 12/25/2036 •(a)	157	29
6.559% due 07/25/2037 •(a)	119	20
6.669% due 05/25/2037 •(a)	38	7
6.750% due 10/25/2023	9	10
6.900% due 05/25/2023	1	1
6.917% due 08/25/2037 ~	25	28
7.000% due 04/25/2022 - 01/25/2048	1,324	1,470
7.375% due 05/25/2022	11	11
7.500% due 07/25/2022 - 07/25/2041	192	220
7.500% due 06/19/2041 ~	8	10
7.800% due 10/25/2022	4	4
7.800% due 06/25/2026 ~	1	1
8.000% due 07/25/2021 - 03/01/2030	29	30
8.000% due 08/18/2027 (a)	1	0
8.500% due 09/25/2021 - 02/17/2027	39	44
9.000% due 11/01/2025	26	26
9.374% due 10/25/2043 •	26,211	33,376
9.965% due 11/25/2040 •	2	2
10.930% due 03/25/2039 ~	1	1
Federal Housing Administration 7.430% due 10/01/2022 - 02/01/2024	79	79
Freddie Mac
0.323% due 07/15/2034 •	39	39
0.352% due 08/25/2031 •	128	125
0.373% due 02/15/2037 •	4	4
0.413% due 02/15/2037 •	11	11
0.423% due 12/15/2029 •	18	18
0.460% due 08/15/2040 - 10/15/2040 •	31,010	31,149

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.473% due 06/15/2031 - 05/15/2041 •	1,214	1,227
0.523% due 11/15/2030 - 12/15/2031 •	12	12
0.550% due 11/15/2042 •	7,714	7,802
0.573% due 06/15/2030 - 12/15/2032 •	38	38
0.623% due 01/15/2042 •	76	77
0.653% due 05/15/2032 - 07/15/2037 •	1,868	1,904
0.743% due 08/15/2037 •	2,376	2,420
0.783% due 10/15/2037 •	942	960
0.793% due 05/15/2037 •	646	659
0.803% due 05/15/2040 •	11	12
0.823% due 08/15/2036 •	16	16
0.923% due 11/15/2039 •	12	12
1.092% due 05/25/2043 •	3,430	3,544
1.328% due 02/25/2045 •	6,757	6,817
1.336% due 08/25/2022 ~(a)	136,160	1,575
1.516% due 07/25/2044 •	1,107	1,143
1.605% due 05/01/2037 •	57	59
1.698% due 10/01/2023 •	8	8
1.722% due 03/01/2035 •	163	163
1.750% due 05/01/2023 •	4	4
1.820% due 02/01/2037 •	2	2
1.839% due 06/15/2039 ~(a)	5,383	235
1.845% due 12/01/2026 •	18	18
1.860% due 10/25/2023 •	56	57
1.860% due 10/15/2041 ~(a)	2,919	140
1.895% due 04/01/2036 •	144	152
1.919% due 05/15/2038 •(a)	1,009	50
1.954% due 11/15/2038 ~(a)	15,369	855
1.974% due 09/01/2035 •	11	12
1.977% due 05/01/2035 •	1,744	1,842
1.993% due 05/01/2037 •	9	9
2.000% due 03/01/2035 - 02/01/2038 •	19	18
2.090% due 03/01/2035 •	6	6
2.099% due 06/01/2037 •	3	3
2.108% due 01/01/2037 •	15	15
2.120% due 05/01/2036 •	22	22
2.128% due 09/01/2035 •	4	4
2.144% due 06/01/2035 •	3,826	4,055
2.147% due 04/01/2036 •	6	6
2.162% due 06/01/2033 •	49	52
2.170% due 03/01/2036 •	46	45
2.174% due 07/15/2035 •	27,795	28,120
2.180% due 01/01/2022 •	2	2
2.188% due 10/01/2035 •	61	64
2.216% due 08/01/2035 •	9	9
2.225% due 10/01/2035 •	558	559
2.235% due 11/01/2023 •	8	9
2.238% due 10/01/2035 •	2,044	2,168
2.265% due 09/01/2035 •	641	666
2.274% due 02/01/2036 •	38	39
2.275% due 10/01/2035 •	1,298	1,377
2.276% due 02/01/2037 •	2	2
2.289% due 07/01/2035 •	479	487
2.300% due 03/01/2036 •	12	13
2.310% due 11/01/2035 •	51	51
2.333% due 06/01/2022 - 07/01/2024 •	16	16
2.345% due 05/01/2023 - 08/01/2035 •	93	93
2.350% due 01/01/2034 •	466	497
2.354% due 04/01/2024 •	15	15
2.364% due 09/01/2035 •	29	31
2.365% due 10/01/2023 - 11/01/2023 •	24	23
2.370% due 10/01/2035 - 05/01/2037 •	1,775	1,862
2.375% due 12/01/2022 - 10/01/2024 •	6	5
2.381% due 10/01/2026 •	31	31
2.389% due 06/01/2024 - 11/01/2035 •	1,177	1,259
2.390% due 10/25/2023 •	11	11
2.394% due 07/01/2023 •	3	3
2.395% due 11/01/2028 •	89	89
2.398% due 10/01/2023 •	19	19
2.400% due 07/01/2023 •	11	11
2.419% due 08/01/2035 •	5	5
2.422% due 06/01/2022 •	3	3
2.429% due 08/01/2035 •	2	2
2.432% due 09/01/2037 •	1	1
2.450% due 07/01/2025 •	8	8
2.464% due 08/01/2023 •	18	18
2.478% due 08/01/2023 •	53	53
2.485% due 11/01/2034 •	62	64
2.497% due 01/01/2024 •	1	1
2.498% due 02/01/2026 •	80	80
2.500% due 08/01/2023 - 12/01/2023 •	16	16
2.501% due 02/01/2025 •	1	1
2.507% due 05/01/2027 •	1	1
2.523% due 07/01/2035 •	857	898
2.535% due 08/01/2035 •	2,621	2,801

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.545% due 09/01/2023 •	18	18
2.583% due 01/01/2028 •	4	4
2.625% due 06/01/2024 •	28	28
2.626% due 12/01/2035 •	57	57
2.643% due 07/01/2032 - 07/01/2036 •	2	3
2.653% due 07/01/2027 •	1	1
2.670% due 06/01/2030 •	105	104
2.688% due 07/01/2030 •	102	102
2.700% due 08/01/2023	99,505	100,473
2.730% due 09/01/2023 •	4	4
2.754% due 08/01/2023 •	4	4
2.798% due 10/01/2024 •	1	1
2.841% due 10/01/2022 •	3	3
2.875% due 04/25/2026	13,600	14,705
2.939% due 04/25/2029	2,600	2,873
3.000% due 03/01/2027	8	8
3.000% due 08/15/2027 (a)	4,254	260
3.003% due 10/01/2023 •	7	8
3.250% due 05/01/2023 •	1	1
3.287% due 01/25/2036 ~	1,912	2,065
3.406% due 04/01/2029 •	2	2
3.500% due 07/01/2029 - 10/01/2047	59,360	63,895
3.849% due 08/15/2032 ~	89	90
4.000% due 10/01/2033 - 05/01/2048	58,908	64,348
4.500% due 02/01/2023 - 02/01/2046	11,668	12,593
5.000% due 02/15/2024 - 07/01/2040	3,563	4,033
5.500% due 09/15/2021 - 03/01/2038	2,592	2,989
5.927% due 06/15/2042 - 08/15/2042 •(a)	27,090	5,247
5.950% due 06/15/2028	5,334	5,928
6.000% due 08/01/2021 - 10/15/2036	10,647	12,302
6.177% due 02/15/2038 •(a)	240	40
6.227% due 05/15/2039 •(a)	230	44
6.250% due 12/15/2028	81	91
6.377% due 03/15/2037 •(a)	174	33
6.427% due 08/15/2036 •(a)	107	22
6.437% due 12/15/2041 •(a)	9,420	1,954
6.500% due 11/01/2022 - 10/25/2043	25,721	29,647
6.507% due 09/15/2036 •(a)	151	28
6.577% due 11/15/2036 •(a)	5,792	1,125
7.000% due 08/15/2021 - 10/25/2043	6,892	8,131
7.000% due 09/15/2023 (a)	1	0
7.500% due 02/01/2022 - 10/01/2036	1,551	1,778
7.645% due 05/01/2025	2,776	3,110
8.000% due 04/25/2024 - 06/01/2025	149	162
8.250% due 06/15/2022	3	3
8.500% due 02/01/2023 - 06/01/2030	23	24
8.937% due 11/15/2033 •	166	177
9.403% due 09/15/2043 - 12/15/2043 •	13,328	17,086
12.981% due 02/15/2041 •	9	13
20.586% due 05/15/2033 •	119	173
38.203% due 08/15/2037 •	414	812
Ginnie Mae
0.271% due 11/16/2043 ~(a)	21,220	122
0.436% due 05/20/2047 •	1,076	1,080
0.500% due 04/20/2063 - 05/20/2063 •	6,381	6,333
0.537% due 05/20/2065 •	6,437	6,461
0.567% due 02/20/2067 •	10,645	10,694
0.570% due 06/20/2065 •	28,559	28,684
0.577% due 06/20/2067 •	3,027	3,045
0.580% due 09/20/2065 •	20,609	20,719
0.607% due 01/20/2061 - 07/20/2063 •	5,953	5,980
0.657% due 05/20/2065 •	5,311	5,342
0.677% due 04/20/2062 - 06/20/2065 •	12,168	12,280
0.687% due 06/20/2065 •	4,451	4,499
0.707% due 03/20/2062 - 08/20/2065 •	15,258	15,409
0.727% due 08/20/2065 •	42,397	42,892
0.767% due 12/20/2065 •	18,980	19,236
0.770% due 02/20/2060 •	1,035	1,041
0.793% due 04/20/2070 •	34,397	35,328
0.857% due 12/20/2065 - 08/20/2066 •	29,753	30,243
0.957% due 04/20/2066 - 11/20/2066 •	27,104	27,670
1.010% due 02/20/2060 •	19,450	19,852
1.027% due 07/20/2065 •	1,949	1,988
1.029% due 04/20/2067 •	10,053	10,208
1.031% due 06/20/2067 •	15,053	15,305
1.080% due 11/20/2067 •	3,563	3,625
1.107% due 01/20/2066 - 03/20/2066 •	40,341	41,331
1.157% due 02/20/2066 •	28,214	28,609
1.257% due 03/20/2066 •	9,681	9,966
1.625% due 10/20/2038 •	16	16
1.875% due 06/20/2041 •	2	2
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	1,140	1,159
2.000% due 02/20/2025 - 02/20/2034 •	2,242	2,301
2.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	1,483	1,506
2.125% due 11/20/2024 - 10/20/2033 •	1,554	1,596

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.250% (H15T1Y + 1.500%) due 09/20/2021 - 09/20/2026 ~	1,685	1,713
2.250% due 08/20/2024 - 07/20/2034 •	1,594	1,635
2.500% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	23	23
2.500% (H15T1Y + 2.000%) due 01/20/2025 ~	2	2
2.500% due 03/15/2043 - 07/15/2043	172	178
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	1,273	1,292
2.875% due 05/20/2024 - 04/20/2041 •	2,845	2,954
3.000% (H15T1Y + 1.500%) due 03/20/2025 - 06/20/2025 ~	2	2
3.000% due 11/15/2049 - 02/15/2050	6,660	6,931
3.500% due 10/15/2041 - 10/15/2047	27,530	29,324
4.000% due 05/20/2041 - 04/15/2050	142,700	154,905
4.000% due 02/20/2044 (a)	20,071	3,214
4.500% due 08/15/2033 - 11/20/2049	151,143	162,256
4.750% due 07/20/2035	703	772
5.000% due 07/15/2033 - 06/20/2050	6,366	7,161
5.500% due 03/16/2034	708	785
5.854% due 08/16/2033 •(a)	499	14
6.000% due 04/15/2028 - 12/20/2041	1,214	1,390
6.500% due 11/15/2023 - 09/20/2038	215	234
7.000% due 12/15/2022 - 10/15/2034	195	217
7.500% due 02/15/2022 - 02/15/2035	132	147
7.750% due 08/20/2025 - 12/15/2040	1,327	1,336
8.000% due 04/20/2022 - 10/20/2031	159	176
8.500% due 05/15/2023 - 04/15/2031	123	133
9.000% due 06/20/2022 - 12/15/2030	41	41
9.500% due 12/15/2021 - 12/15/2026	2	2
Ginnie Mae, TBA
2.000% due 07/01/2051 - 08/01/2051	60,700	61,788
2.500% due 07/01/2051 - 08/01/2051	226,700	234,254
4.000% due 08/01/2051	11,600	12,417
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	7	7
4.340% due 03/01/2024	9	9
4.350% due 07/01/2023	20	21
4.625% due 02/01/2025	78	81
4.770% due 04/01/2024	35	36
4.840% due 02/01/2023	16	17
4.870% due 12/01/2024	57	60
4.890% due 12/01/2023	31	33
4.930% due 01/01/2024	65	68
4.950% due 03/01/2025	105	110
5.110% due 08/01/2025	28	30
5.130% due 09/01/2023	180	187
5.190% due 07/01/2024	10	10
5.240% due 08/01/2023	17	18
5.310% due 05/01/2027	24	26
5.320% due 04/01/2027	31	33
5.340% due 11/01/2021	28	28
5.510% due 11/01/2027	51	55
5.520% due 06/01/2024	208	219
5.600% due 09/01/2028	164	179
5.780% due 08/01/2027	5	5
5.820% due 07/01/2027	269	288
5.870% due 07/01/2028	76	83
6.020% due 08/01/2028	71	79
6.070% due 07/01/2026	61	67
Uniform Mortgage-Backed Security
2.000% due 06/01/2023 - 05/01/2036	9,090	9,390
2.500% due 02/01/2040 - 03/01/2040	9,937	10,302
3.000% due 09/01/2027 - 07/01/2050	257,343	271,441
3.500% due 07/01/2023 - 09/01/2050	93,411	99,536
4.000% due 02/01/2024 - 08/01/2049	445,998	482,636
4.500% due 02/01/2023 - 11/01/2044	15,975	17,009
5.000% due 02/01/2025 - 02/01/2045	8,583	9,549
5.500% due 10/01/2021 - 04/01/2050	156,065	174,281
6.000% due 07/01/2021 - 09/01/2049	121,063	139,224
6.500% due 10/01/2021 - 06/01/2039	1,558	1,815
7.500% due 12/01/2022 - 10/01/2031	15	17
8.000% due 01/01/2022 - 08/01/2032	1,813	2,089
8.500% due 01/01/2022 - 07/01/2037	489	532
9.000% due 08/01/2025 - 11/01/2025	2	2
9.500% due 03/01/2026	6	6
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2036 - 09/01/2051	6,519,440	6,593,122
2.500% due 07/01/2051 - 09/01/2051	701,510	724,262
3.000% due 08/01/2036 - 09/01/2051	185,231	193,015
3.500% due 07/01/2036 - 08/01/2051	289,200	308,076
4.000% due 07/01/2051	250,000	266,230
4.500% due 07/01/2036	6,950	7,285
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	1,023	0
6.049% due 01/15/2030 ~	448	518

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

6.500% due 09/15/2024	1,119	1,208

Total U.S. Government Agencies (Cost $11,244,887)		11,344,671

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,757,880	1,579,757
1.375% due 08/15/2050	1,184,880	999,233
1.625% due 11/15/2050	246,610	221,564
1.875% due 02/15/2041	614,600	601,828
2.000% due 02/15/2050	498,040	489,441
2.750% due 11/15/2042	764,500	861,168
2.875% due 05/15/2043	412,260	474,260
2.875% due 08/15/2045	321,230	371,447
2.875% due 05/15/2049	325,100	380,786
3.000% due 05/15/2042 (p)(r)	41,700	48,828
3.000% due 11/15/2044 (p)	56,000	65,945
3.000% due 05/15/2045 (r)	1,092,750	1,289,018
3.000% due 11/15/2045 (p)(r)	80,700	95,437
3.125% due 02/15/2043 (p)	79,700	95,254
3.125% due 08/15/2044	194,200	233,124
3.375% due 05/15/2044	163,600	204,046
3.625% due 08/15/2043	123,200	158,716
3.625% due 02/15/2044	257,460	332,858
U.S. Treasury Notes
0.875% due 11/15/2030 (n)(p)	305,070	290,150
1.125% due 02/15/2031 (p)(r)	141,950	137,825
1.750% due 06/30/2024 (p)(r)	402,300	417,873
2.750% due 08/15/2021 (p)(r)	100,000	100,337

Total U.S. Treasury Obligations (Cost $9,891,862)		9,448,895

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	24,074
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	34,448
ACRES Commercial Realty Corp. 2.624% due 04/17/2037 •	6,407	6,418
Adjustable Rate Mortgage Trust
0.332% due 08/25/2036 •	12,973	6,330
0.632% due 11/25/2035 •	12	11
1.242% due 03/25/2035 •	3,313	3,090
2.597% due 07/25/2035 ~	459	461
2.603% due 11/25/2035 ^~	646	622
2.662% due 10/25/2035 ^~	1,690	1,663
2.699% due 01/25/2036 ^~	1,170	1,136
2.712% due 09/25/2035 ^~	89	85
2.757% due 03/25/2035 ~	365	371
2.845% due 09/25/2035 ~	1,133	941
2.846% due 11/25/2035 ^~	207	184
2.867% due 08/25/2035 ~	325	323
2.992% due 01/25/2036 ~	1,299	1,165
3.047% due 07/25/2035 ~	781	810
3.482% due 03/25/2036 ^~	133	93
American Home Mortgage Assets Trust 2.579% due 11/25/2035 ^~	2,848	2,659
American Home Mortgage Investment Trust
1.671% due 09/25/2045 •	342	343
1.749% due 02/25/2044 •	11	11
1.921% due 12/25/2035 •	1,241	666
1.921% due 11/25/2045 ^•	3,994	2,485
2.171% due 02/25/2045 •	9	9
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	8,294
AREIT Trust 2.744% due 04/15/2037 •	29,838	30,063
Ashford Hospitality Trust 1.073% due 06/15/2035 •	50,900	51,012
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^	414	410
6.000% due 07/25/2046 ^	954	929
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	33,219
Banc of America Funding Trust
0.192% due 04/25/2037 ^•	178	166
0.302% due 04/25/2037 ^•	1,510	1,448
0.473% due 10/20/2036 •	7,830	6,598
0.473% due 12/20/2046 ^•	1,181	1,173
0.492% due 05/25/2037 ^•	2,755	2,553
0.673% due 05/20/2035 ^•	339	320
0.693% due 02/20/2035 •	19	19
2.372% due 03/20/2036 ~	192	185
2.529% due 11/20/2035 ^~	1,107	1,025
2.619% due 03/20/2036 ~	120	111

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.708% due 05/20/2036 ^~	520	509
2.809% due 09/20/2034 ~	83	84
2.823% due 10/20/2046 ^~	1,362	1,241
2.852% due 05/25/2035 ~	21	21
2.888% due 11/20/2034 ~	1,824	1,834
2.890% due 02/20/2036 ^~	1,678	1,643
2.939% due 04/20/2036 ^~	1,514	1,510
2.953% due 09/20/2046 ^~	1,115	1,066
2.985% due 03/20/2035 ~	3	3
3.030% due 09/20/2047 ^~	1,899	1,689
3.173% due 10/20/2046 ^~	1,319	1,135
3.348% due 01/20/2047 ^~	49	47
5.500% due 09/25/2034	1,594	1,582
5.750% due 10/25/2035	1,107	1,097
5.750% due 09/25/2036	745	768
5.753% due 10/25/2036 ^þ	350	349
5.837% due 01/25/2037 ^þ	312	311
5.888% due 04/25/2037 ^þ	1,053	1,074
6.000% due 09/25/2036	2,059	2,188
6.000% due 09/25/2036 ^	107	106
6.000% due 09/25/2036 •	127	126
6.000% due 03/25/2037 ^	4,542	4,129
6.000% due 08/25/2037 ^	3,969	3,817
Banc of America Mortgage Trust
2.370% due 02/25/2035 ~	205	204
2.483% due 07/25/2034 ~	49	50
2.538% due 05/25/2034 ~	129	133
2.554% due 11/25/2035 ^~	211	203
2.582% due 02/25/2035 ~	628	652
2.684% due 09/25/2033 ~	289	292
2.705% due 01/25/2036 ~	1,001	922
2.982% due 07/25/2035 ^~	263	264
3.017% due 07/25/2035 ~	849	767
3.166% due 08/25/2035 ^~	2,233	2,247
3.175% due 05/25/2033 ~	163	170
3.804% due 07/25/2035 ~	53	53
4.122% due 07/20/2032 ~	25	26
5.500% due 05/25/2037 ^	269	241
6.000% due 07/25/2046 ^•	488	479
BANK
2.403% due 03/15/2063	54,030	55,951
2.649% due 01/15/2063	76,897	81,116
3.071% due 08/15/2061	3,200	3,485
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	3,198
2.639% due 02/15/2053	8,250	8,703
4.314% due 12/15/2051	7,000	8,150
Bayview Commercial Asset Trust 0.737% due 08/25/2034 •	117	116
BCAP LLC Trust
0.232% due 11/26/2036 •	701	696
0.252% due 11/26/2036 •	10,645	10,576
0.499% due 07/26/2036 ~	280	280
0.512% due 05/25/2047 •	51	49
0.532% due 05/25/2047 ^•	5,645	5,870
0.868% due 01/26/2047 •	5,978	5,648
0.967% due 11/26/2046 •	583	588
2.592% due 07/26/2036 ~	846	850
2.713% due 05/26/2036 ~	3,220	2,474
3.222% due 08/26/2036 ~	8,619	6,547
3.252% due 03/26/2037 ~	1,615	1,418
3.293% due 07/26/2036 ~	478	451
4.824% due 03/26/2037 þ	10,020	10,106
5.250% due 06/26/2036	32,866	19,004
5.250% due 04/26/2037	14,030	10,505
5.250% due 04/26/2037 ~	3,847	3,857
5.250% due 06/26/2037	1,563	1,555
5.500% due 11/25/2034 ^	2,281	2,222
6.000% due 10/26/2037 ~	2,125	1,990
BDS Ltd. 1.424% due 09/15/2035 •	26,839	26,969
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	15	13
2.229% due 06/25/2035 ^~	192	190
2.302% due 01/25/2034 ~	960	977
2.370% due 02/25/2036 •	1,256	1,277
2.375% due 01/25/2034 ~	17	16
2.410% due 10/25/2035 •	4,297	4,386
2.485% due 08/25/2033 ~	5	5
2.500% due 04/25/2033 ~	13	14
2.591% due 04/25/2033 ~	473	488
2.665% due 05/25/2034 ~	5	5
2.742% due 01/25/2034 ~	625	647
2.756% due 01/25/2035 ~	43	44
2.773% due 10/25/2035 ~	9,704	9,953

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.780% due 11/25/2030 ~	742	738
2.800% due 04/25/2034 ~	600	596
2.800% due 02/25/2047 ~	1,624	1,604
2.829% due 02/25/2033 ~	14	13
2.849% due 07/25/2034 ~	71	74
2.855% due 03/25/2035 ~	1,357	1,351
2.864% due 05/25/2033 ~	236	238
2.875% due 04/25/2033 ~	124	129
2.893% due 02/25/2034 ~	292	296
3.111% due 11/25/2034 ~	1,318	1,323
3.128% due 07/25/2034 ~	78	76
3.129% due 02/25/2036 ^~	3,394	3,373
3.156% due 03/25/2035 ~	108	109
3.156% due 05/25/2047 ^~	8,882	8,838
3.171% due 08/25/2035 ^~	3,193	3,182
3.259% due 02/25/2036 ^~	278	267
3.341% due 06/25/2047 ^~	12,714	12,731
3.450% due 09/25/2034 ~	602	614
3.554% due 08/25/2035 ~	340	325
4.341% due 01/25/2035 ~	230	239
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •	1,262	1,227
0.412% due 08/25/2036 ^•	6,766	6,394
0.412% due 01/25/2047 ^•	2,395	2,230
0.432% due 08/25/2036 ^•	12,960	12,169
0.492% due 02/25/2034 •	18	17
0.532% due 04/25/2035 •	43	43
0.572% due 02/25/2036 •	1,082	1,092
2.097% due 02/25/2034 ~	54	53
2.169% due 10/25/2033 ~	12	12
2.505% due 04/25/2035 ~	3	3
2.544% due 08/25/2034 ~	27	29
2.551% due 05/25/2035 ~	76	77
2.596% due 12/25/2033 ~	486	502
2.624% due 05/25/2035 ~	27,126	27,804
2.657% due 01/25/2035 ~	1,742	1,528
2.667% due 01/25/2036 ^~	5,515	5,520
2.929% due 02/25/2036 ^~	772	653
2.973% due 03/25/2036 ^~	2,322	2,071
2.986% due 02/25/2034 ~	990	1,006
3.008% due 09/25/2035 ^~	13,426	10,517
3.018% due 03/25/2036 ~	8,769	5,968
3.049% due 09/25/2034 ~	243	251
3.063% due 11/25/2035 ^~	3,326	2,546
3.088% due 08/25/2036 ^~	4,562	3,921
3.089% due 11/25/2036 ^~	1,856	1,248
3.098% due 05/25/2036 ^~	5,179	3,619
3.115% due 11/25/2036 ~	772	592
3.122% due 05/25/2036 ^~	5,386	3,671
3.246% due 12/25/2046 ^~	332	268
3.326% due 03/25/2036 ^~	5,262	4,569
3.344% due 11/25/2036 ^~	3,735	2,611
3.389% due 08/25/2036 ^~	43	28
4.420% due 07/25/2035 ^~	6,698	5,737
Bear Stearns Mortgage Funding Trust 0.252% due 12/25/2046 •	16,450	16,106
Bear Stearns Mortgage Securities, Inc. 2.518% due 06/25/2030 ~	3	3
Bear Stearns Structured Products, Inc. Trust
2.986% due 12/26/2046 ^~	1,470	1,292
3.227% due 01/26/2036 ^~	1,362	1,168
BellaVista Mortgage Trust 0.593% due 05/20/2045 •	12	9
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	10,513
4.016% due 03/15/2052	32,609	37,428
4.232% due 01/15/2052	36,036	41,913
Beneria Cowen & Pritzer Collateral Funding Corp. 0.899% due 06/15/2038 •	17,400	17,445
BFLD Trust 1.223% due 10/15/2035 •	14,300	14,410
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,715
Chase Mortgage Finance Trust
2.479% due 02/25/2037 ~	9	9
2.485% due 02/25/2037 ~	16	16
2.733% due 02/25/2037 ~	112	113
2.794% due 01/25/2036 ^~	4,826	4,451
2.822% due 02/25/2037 ~	159	165
2.876% due 02/25/2037 ~	1,235	1,276
3.000% due 12/25/2035 ^~	1,085	1,068
3.030% due 12/25/2035 ^~	3,144	3,154
3.030% due 12/25/2035 ~	5,386	5,403
3.032% due 03/25/2037 ^~	2,225	2,222
3.056% due 09/25/2036 ^~	37	35

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.132% due 03/25/2037 ^~	94	94
3.342% due 09/25/2036 ^~	316	287
5.500% due 12/25/2022 ^	4,292	2,592
5.500% due 03/25/2037	23	15
6.000% due 11/25/2036 ^	1,189	805
6.000% due 02/25/2037 ^	598	341
6.000% due 03/25/2037 ^	605	428
ChaseFlex Trust
0.592% due 06/25/2035 •	1,557	562
5.000% due 07/25/2037 ^	1,295	932
6.000% due 02/25/2037 ^	1,353	765
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.392% due 08/25/2037 •	4,643	4,333
0.772% due 08/25/2037 •	4,747	4,510
4.152% due 08/25/2037 ^þ	787	765
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.242% due 01/25/2036 •	446	419
0.272% due 05/25/2036 •	573	546
0.272% due 07/25/2036 •	375	364
0.342% due 08/25/2035 •	210	216
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	18	18
5.500% due 04/25/2037	51	53
6.000% due 08/25/2036	385	396
6.000% due 04/25/2037	8,854	8,926
Citigroup Commercial Mortgage Trust
1.173% due 07/15/2030 •	1,868	1,860
3.209% due 05/10/2049	17,500	18,925
3.778% due 09/10/2058	21,895	24,085
Citigroup Global Markets Mortgage Securities, Inc. 0.592% due 05/25/2032 •	36	34
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	52,800	267
0.000% due 02/25/2058 ~	39	30
0.000% due 09/25/2064 ~	20	20
0.110% due 02/25/2058 ~(a)	24,383	155
0.162% due 01/25/2037 •	299	274
0.750% due 02/25/2058 ~(a)	12,691	355
0.892% due 08/25/2035 ^•	1,251	1,174
2.434% due 08/25/2035 ~	2,736	2,408
2.529% due 04/25/2037 ^~	1,226	1,099
2.530% due 10/25/2035 •	3,931	3,980
2.625% due 10/25/2046 ^~	1,927	1,901
2.791% due 07/25/2046 ^~	2,493	2,463
2.987% due 02/25/2058 ~	14,234	12,511
2.996% due 08/25/2035 ~	4,436	4,597
3.252% due 03/25/2037 ^~	1,105	1,049
4.253% due 09/25/2064 ~	40,665	38,512
6.250% due 11/25/2037 ~	2,551	1,683
Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	605	616
2.262% due 02/25/2034 ~	378	389
2.579% due 05/25/2035 ~	446	461
2.911% due 12/25/2035 ^~	1,212	847
5.500% due 11/25/2035 ^	1,154	1,171
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.857% due 09/25/2035 ~	8,756	8,272
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	269	263
6.000% due 06/25/2037 ^	627	630
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	8,294
3.091% due 10/10/2049	10,964	11,809
3.142% due 02/10/2048	2,779	2,867
3.510% due 09/10/2050	19,203	21,215
3.545% due 02/10/2036	40,182	43,576
3.590% due 11/10/2047	20,803	22,415
3.732% due 08/10/2049 ~	14,175	15,124
4.228% due 05/10/2051	45,152	51,925
4.389% due 07/10/2045 ~	13,421	14,272
Community Program Loan Trust 4.500% due 04/01/2029	1,113	1,116
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	983	785
6.000% due 08/25/2037 ^~	2,302	1,600
Countrywide Alternative Loan Trust
0.262% due 01/25/2037 ^•	1	4
0.282% due 07/25/2046 ^•	1,101	1,040
0.283% due 09/20/2046 •	1,500	1,364
0.292% due 04/25/2047 •	9,953	9,136
0.302% due 07/25/2046 ^•	155	145
0.321% due 07/20/2035 •	26	26
0.352% due 07/25/2046 ^•	458	313
0.432% due 11/25/2036 «•	5	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.432% due 06/25/2046 «•	1	5
0.442% due 05/25/2036 ^•	2,377	1,204
0.442% due 08/25/2036 ^•	1,213	626
0.442% due 05/25/2037 ^•	136	46
0.452% due 11/25/2036 •	10,199	10,986
0.472% due 09/25/2046 ^•	6,480	6,286
0.512% due 05/25/2035 •	88	86
0.592% due 04/25/2036 •	6,450	2,212
0.592% due 09/25/2046 ^•	905	753
0.592% due 10/25/2046 ^•	108	78
0.612% due 12/25/2035 •	483	457
0.612% due 07/25/2036 •	15,902	14,273
0.632% due 01/25/2036 •	377	376
0.642% due 08/25/2034 •	12	11
0.642% due 10/25/2036 ^•	2,066	1,016
0.652% due 12/25/2035 •	20	20
0.672% due 06/25/2034 •	1,303	1,331
0.672% due 11/25/2035 •	306	297
0.672% due 02/25/2036 ^•	1,235	1,212
0.691% due 11/20/2035 •	13	12
0.752% due 09/25/2035 •	500	388
0.772% due 10/25/2035 •	1,567	1,066
0.792% due 10/25/2035 ^•	834	620
0.892% due 12/25/2035 ^•	1,168	962
1.116% due 12/25/2035 •	231	213
1.116% due 02/25/2036 •	321	306
1.192% due 02/25/2036 ^•	2,706	2,306
1.216% due 08/25/2035 ^•	14	13
1.392% due 10/25/2035 ^•	10,782	8,389
1.496% due 11/25/2047 ^•	3,164	2,912
1.596% due 01/25/2036 •	29	29
1.632% due 11/25/2035 •	199	184
1.667% due 06/25/2034 •	8,402	8,450
2.678% due 10/25/2035 ^~	155	137
2.871% due 11/25/2035 ^~	560	536
3.051% due 02/25/2037 ^~	9,244	9,244
5.250% due 06/25/2035 ^	354	338
5.500% due 07/25/2035 ^	1,365	1,058
5.500% due 11/25/2035 ^	3,098	2,393
5.500% due 11/25/2035	1,725	1,389
5.500% due 12/25/2035 ^	1,159	979
5.500% due 02/25/2036 ^	1,049	852
5.750% due 03/25/2037 ^•	624	491
5.750% due 07/25/2037 ^	122	100
6.000% due 10/25/2033	254	259
6.000% due 03/25/2035 ^	151	105
6.000% due 04/25/2036 ^	978	623
6.000% due 05/25/2036 ^	1,002	678
6.000% due 06/25/2036	7,850	6,047
6.000% due 06/25/2036 ^	644	496
6.000% due 08/25/2036 ^	2,027	1,647
6.000% due 08/25/2036 ^•	992	808
6.000% due 11/25/2036 ^	55	45
6.000% due 02/25/2037 ^	5,468	3,577
6.000% due 02/25/2037	292	219
6.000% due 03/25/2037 ^	1,318	795
6.000% due 04/25/2037 ^	3,103	2,189
6.000% due 05/25/2037 ^	284	190
6.000% due 08/25/2037 ^	5,918	4,905
6.250% due 12/25/2033	17	17
6.250% due 11/25/2036 ^	429	386
6.250% due 08/25/2037 ^	2,159	1,653
6.500% due 05/25/2036 ^	1,954	1,413
6.500% due 09/25/2036	807	639
6.500% due 08/25/2037 ^	6,759	4,140
6.500% due 09/25/2037 ^	1,527	903
19.548% due 07/25/2035 •	669	787
Countrywide Home Loan Mortgage Pass-Through Trust
0.432% due 03/25/2036 •	163	104
0.632% due 03/25/2035 •	312	304
0.672% due 04/25/2035 •	108	104
0.732% due 03/25/2035 •	114	108
0.752% due 02/25/2035 •	520	514
0.772% due 02/25/2035 •	106	99
0.792% due 02/25/2036 ^•	43	23
0.852% due 09/25/2034 •	38	38
1.076% due 04/25/2046 ^•	5,799	2,439
2.013% due 06/19/2031 ~	31	31
2.016% due 07/25/2034 ~	569	575
2.103% due 06/20/2034 ~	248	255
2.109% due 02/20/2036 ^•	13	13
2.125% due 07/19/2031 ~	15	15
2.195% due 02/20/2036 ^•	4,094	3,639
2.207% due 02/20/2036 ^•	60	58

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.241% due 02/25/2034 ~	11	11
2.241% due 07/20/2034 ~	83	84
2.343% due 10/20/2035 ~	94	90
2.350% due 10/25/2035 ^~	1,521	1,354
2.575% due 04/25/2035 ^~	65	53
2.726% due 10/25/2033 •	812	815
2.743% due 04/20/2036 ^~	385	355
2.756% due 12/19/2033 ~	12	13
2.760% due 11/20/2034 ~	98	101
2.770% due 04/20/2035 ~	164	174
2.789% due 04/25/2035 ^~	228	211
2.800% due 11/25/2034 ~	1,880	1,903
2.817% due 11/20/2034 ~	1,365	1,389
2.846% due 02/25/2047 ^~	421	405
2.871% due 05/20/2036 ^~	860	889
2.890% due 08/25/2034 ^~	565	532
2.929% due 02/20/2036 ^~	71	59
2.949% due 03/25/2037 ^~	387	362
2.958% due 08/25/2034 ^~	220	219
2.992% due 08/25/2034 ^~	1	1
2.992% due 08/25/2034 ~	25	25
3.041% due 09/25/2047 ^~	1,045	1,006
3.114% due 05/20/2036 ^~	7,898	7,662
3.125% due 11/25/2037 ~	2,563	2,435
4.500% due 09/25/2035	625	616
5.000% due 09/25/2035 ^	20	17
5.500% due 01/25/2035	284	289
5.500% due 09/25/2035 ^	549	550
5.500% due 10/25/2035 ^	1,736	1,431
5.500% due 11/25/2035 ^	661	514
5.750% due 12/25/2035 ^	1,233	897
5.750% due 02/25/2037 ^	1,017	721
5.750% due 07/25/2037 ^	469	354
6.000% due 05/25/2036 ^	1,444	1,041
6.000% due 07/25/2036	3,401	2,581
6.000% due 12/25/2036 ^	102	66
6.000% due 02/25/2037 ^	5,445	5,350
6.000% due 02/25/2037	523	381
6.000% due 07/25/2037 ^	670	481
6.000% due 09/25/2037 ^	309	229
6.250% due 09/25/2036 ^	824	544
6.250% due 02/25/2038 ^	1,113	838
Countrywide Home Loan Reperforming REMIC Trust
0.432% due 06/25/2035 •	1,254	1,207
4.767% due 01/25/2034 ^~	268	269
6.500% due 11/25/2034 ^	359	359
7.500% due 11/25/2034	167	176
7.500% due 06/25/2035 ^	578	617
Credit Suisse Commercial Mortgage Trust 1.040% due 06/15/2034 •	14,630	14,606
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
0.714% due 03/25/2032 ~	249	239
1.242% due 09/25/2034 ^•	887	978
4.953% due 06/25/2032 ~	15	15
5.500% due 09/25/2035	2,567	2,230
7.500% due 05/25/2032	44	46
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.832% due 06/25/2034 •	185	186
1.803% due 10/25/2033 ~	38	38
2.148% due 07/25/2033 ~	535	554
2.840% due 05/25/2034 ~	976	1,012
5.500% due 10/25/2035	593	425
6.000% due 11/25/2035 ^	16	15
Credit Suisse Mortgage Capital Certificates
2.561% due 04/26/2038 ~	398	399
3.107% due 07/27/2037 ~	9,129	9,602
3.324% due 04/28/2037 ~	5,179	5,301
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,032	438
5.837% due 04/25/2037 ~	17,790	6,735
5.863% due 02/25/2037 ^~	2,925	982
6.000% due 07/25/2036	951	737
6.000% due 04/25/2037 ^	962	575
7.000% due 08/25/2037 ^~	5,117	4,145
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (h)	146	146
0.000% due 01/25/2058 (h)	181	181
0.000% due 04/25/2058 (a)	8	8
1.423% due 10/15/2037 •	6,600	6,636
2.257% due 08/15/2037	13,600	14,057
2.348% due 04/25/2058 ~	293,175	293,908
2.500% due 07/25/2057 ~	270,248	281,770
2.942% due 06/25/2048 ~	531,050	525,845

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.982% due 06/01/2050 ~		670,383	686,943
3.084% due 07/25/2057 ~		168,529	129,650
3.434% due 07/25/2057 ~		12,855	11,399
3.640% due 01/25/2058 ~		135,787	130,938
CRSNT Commercial Mortgage Trust 0.900% due 04/15/2036 •		39,401	39,499
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	6,520
3.903% due 03/15/2052		2,200	2,458
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.192% due 08/25/2037 ^•		2,590	2,165
0.332% due 08/25/2036 ^•		2,535	2,463
0.332% due 01/25/2047 •		3,888	3,539
0.422% due 02/25/2036 •		8,478	8,633
2.620% due 10/25/2035 ~		785	775
5.500% due 12/25/2035 ^		760	751
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.192% due 10/25/2036 ^•		8	6
6.005% due 10/25/2036 ^~		464	458
6.369% due 10/25/2036 ^þ		610	603
6.386% due 10/25/2036 ^þ		610	603
6.800% due 07/25/2036 ^þ		595	586
Deutsche Mortgage & Asset Receiving Corp. 0.537% due 11/27/2036 •		2,763	2,742
DOLP Trust 2.956% due 05/10/2041		56,700	60,624
Downey Savings & Loan Association Mortgage Loan Trust
0.273% due 04/19/2047 ^•		630	583
0.913% due 09/19/2044 •		50	50
2.506% due 07/19/2044 ~		15	14
DROP Mortgage Trust 1.220% due 04/15/2026 •		10,800	10,859
EMF-NL Prime BV 0.263% due 04/17/2041 •	EUR	4,206	4,814
Eurosail PLC 0.963% due 10/17/2040 •		1,319	1,574
Extended Stay America Trust 1.155% due 07/15/2038 •(c)		$127,200	127,876
Finsbury Square PLC 1.349% due 06/16/2070 •	GBP	42,047	58,791
First Horizon Alternative Mortgage Securities Trust
0.462% due 02/25/2037 •		$18	6
2.297% due 08/25/2034 ~		194	201
2.749% due 08/25/2035 ^~		1,243	1,161
2.933% due 03/25/2035 ~		27	21
5.500% due 05/25/2035 ~		1,599	1,386
6.000% due 07/25/2036 ^		1,351	917
6.250% due 08/25/2037 ^		501	339
First Horizon Mortgage Pass-Through Trust
0.362% due 02/25/2035 •		6	5
2.625% due 11/25/2034 ~		193	197
2.830% due 10/25/2035 ~		223	237
2.861% due 08/25/2035 ~		553	439
2.874% due 11/25/2035 ^~		567	530
2.890% due 09/25/2035 ~		882	907
2.917% due 11/25/2037 ^~		1,753	1,262
2.918% due 01/25/2037 ^~		23	18
2.942% due 10/25/2035 ^~		2,455	2,472
3.514% due 10/25/2036 ~		352	306
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		54	56
GMAC Mortgage Corp. Loan Trust
2.918% due 04/19/2036 ^~		1,775	1,706
3.103% due 05/25/2035 ~		1,116	1,088
4.451% due 06/19/2035 ~		129	132
GPMT Ltd. 1.333% due 07/16/2035 •		29,300	29,387
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	823	971
0.210% due 03/18/2039 •	GBP	23,992	32,899
0.220% due 06/18/2039 •		7,152	9,769
0.255% due 06/18/2039 •		$11,017	10,869
GreenPoint Mortgage Funding Trust
0.292% due 10/25/2046 ^•		413	370
0.432% due 10/25/2046 ^•		677	543
0.532% due 06/25/2045 •		353	332
0.632% due 04/25/2036 ^•		28	53
0.632% due 11/25/2045 •		246	224
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		18,300	18,254
GS Mortgage Securities Trust
2.081% due 11/10/2045 ~(a)		35,798	625
3.621% due 10/10/2035		13,200	14,158
GS Mortgage-Backed Securities Trust 2.500% due 07/25/2059 ~		156,508	161,764

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

GSC Capital Corp. Mortgage Trust 0.452% due 05/25/2036 ^•		125	122
GSMPS Mortgage Loan Trust
0.442% due 09/25/2035 •		4,049	3,482
7.500% due 06/25/2043		2,055	2,301
GSR Mortgage Loan Trust
0.392% due 07/25/2035 •		85	77
0.442% due 01/25/2034 •		21	21
1.790% due 04/25/2032 •		48	42
1.840% due 03/25/2033 •		13	13
2.118% due 06/25/2034 ~		156	159
2.205% due 05/25/2035 ~		437	446
2.375% due 04/25/2035 ~		285	299
2.555% due 03/25/2037 ^~		3,214	2,576
2.684% due 04/25/2036 ~		36	30
2.825% due 11/25/2035 ~		7	7
2.848% due 11/25/2035 ~		7,727	7,708
2.869% due 05/25/2035 ~		14	13
2.927% due 01/25/2036 ^~		68	69
2.962% due 09/25/2035 ~		19	19
3.052% due 04/25/2035 ~		153	154
3.084% due 07/25/2035 ~		13	14
3.106% due 11/25/2035 ^~		1,756	1,292
5.000% due 05/25/2036 ^		8	172
5.000% due 05/25/2037 ^		3	4
5.500% due 06/25/2035		1,246	1,342
5.500% due 06/25/2036 ^		455	573
6.000% due 08/25/2021 ^		8	8
6.000% due 03/25/2032		4	5
6.000% due 11/25/2035 ^		8,201	5,003
6.000% due 11/25/2035		700	461
6.000% due 02/25/2036 ^		3,455	2,509
6.000% due 01/25/2037 ^		653	563
6.000% due 03/25/2037 ^		20	15
6.000% due 07/25/2037 ^		161	140
6.250% due 09/25/2036 ^		369	378
6.500% due 09/25/2036 ^		2,181	1,360
HarborView Mortgage Loan Trust
0.493% due 09/19/2046 ^•		2,296	2,113
0.533% due 05/19/2035 •		6,895	6,657
0.573% due 06/19/2035 •		937	936
0.653% due 06/19/2034 •		339	354
0.693% due 04/19/2034 •		335	322
0.733% due 01/19/2035 •		992	935
0.793% due 01/19/2035 •		1,432	1,322
0.813% due 01/19/2035 •		94	94
0.893% due 11/19/2034 •		177	171
1.092% due 10/25/2037 •		914	968
2.187% due 04/19/2034 ~		10	9
2.193% due 06/19/2045 ^•		9,732	5,647
2.562% due 08/19/2036 ^~		230	230
2.655% due 12/19/2035 ^~		872	847
2.659% due 07/19/2035 ^~		224	191
3.125% due 06/19/2036 ^~		4,503	2,726
3.655% due 06/19/2036 ^~		2,470	1,599
Hawksmoor Mortgage Funding PLC 1.099% due 05/25/2053 •	GBP	6,399	8,897
Hilton USA Trust 2.828% due 11/05/2035		$33,800	33,972
HomeBanc Mortgage Trust
0.612% due 01/25/2036 •		846	837
0.832% due 12/25/2034 •		1,175	1,239
0.952% due 08/25/2029 •		728	718
2.744% due 04/25/2037 ^~		22	24
HSI Asset Securitization Corp. Trust 0.532% due 11/25/2035 •		11,111	10,508
Impac CMB Trust
0.832% due 11/25/2034 •		606	613
0.852% due 10/25/2033 •		5	5
0.872% due 10/25/2034 •		204	207
5.183% due 09/25/2034 þ		139	145
Impac Secured Assets Trust 3.100% due 07/25/2035 ~		405	355
IndyMac Adjustable Rate Mortgage Trust
1.762% due 01/25/2032 ~		94	95
1.810% due 01/25/2032 ~		51	50
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 •		11,005	11,148
0.272% due 02/25/2037 ^•		1,878	1,862
0.392% due 06/25/2037 ^•		831	440
0.492% due 11/25/2046 •		370	353
0.512% due 05/25/2046 •		73	71
0.552% due 04/25/2035 •		85	79
0.572% due 07/25/2035 •		1,145	1,114
0.692% due 11/25/2035 ^•		373	264

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.732% due 07/25/2045 •		36	32
0.872% due 05/25/2034 •		2	2
0.892% due 11/25/2034 •		27	26
0.912% due 11/25/2034 ^•		711	663
2.350% due 01/25/2035 ~		45	44
2.485% due 01/25/2036 ^~		171	168
2.533% due 08/25/2035 ~		24	23
2.644% due 06/25/2037 ^~		1,592	1,498
2.777% due 05/25/2036 ~		2,127	2,064
2.789% due 10/25/2035 ~		314	273
2.838% due 07/25/2037 ~		1,113	901
2.869% due 06/25/2037 ~		5,307	3,542
2.880% due 12/25/2034 ~		58	60
2.931% due 03/25/2036 ^~		1,975	1,772
2.970% due 12/25/2035 ~		2,392	2,297
2.979% due 09/25/2035 ^~		7,601	7,275
2.986% due 08/25/2035 ~		367	340
2.986% due 08/25/2035 ^~		312	288
2.994% due 08/25/2036 ~		920	874
3.003% due 01/25/2036 ^~		2,913	2,886
3.009% due 10/25/2034 ~		1,417	1,440
3.024% due 04/25/2037 ^~		6,895	6,377
3.036% due 01/25/2036 ~		3,174	3,117
3.110% due 04/25/2037 ~		4,743	4,538
3.186% due 02/25/2035 ~		316	307
6.250% due 11/25/2037 ^		970	634
JP Morgan Alternative Loan Trust
0.372% due 03/25/2037 •		1,060	1,110
2.716% due 12/25/2036 ~		4,124	4,053
3.313% due 05/25/2037 ^~		3,489	3,257
5.692% due 05/26/2037 ~		20,297	17,235
6.550% due 05/25/2036 þ		47	48
JP Morgan Chase Commercial Mortgage Securities Trust
1.073% due 06/15/2032 •		2,005	2,009
3.474% due 12/15/2049 ~		6,700	7,191
3.648% due 12/15/2049 ~		8,606	9,520
JP Morgan Mortgage Trust
1.702% due 02/25/2034 ~		189	188
1.911% due 06/25/2035 ~		1,040	1,101
1.923% due 11/25/2033 ~		5	5
2.434% due 06/25/2035 ~		201	177
2.511% due 02/25/2036 ^~		41	35
2.568% due 06/25/2035 ~		1,671	1,748
2.577% due 07/25/2035 ~		62	63
2.588% due 10/25/2035 ^~		995	901
2.618% due 10/25/2035 ^~		395	343
2.641% due 04/25/2036 ^~		1,954	1,807
2.663% due 07/25/2035 ~		809	821
2.679% due 10/25/2036 ~		62	52
2.696% due 07/25/2035 ~		101	105
2.708% due 09/25/2035 ~		80	76
2.727% due 07/25/2035 ~		158	158
2.761% due 07/25/2035 ~		500	510
2.777% due 04/25/2035 ~		34	36
2.790% due 04/25/2036 ~		1,782	1,813
2.790% due 04/25/2036 ^~		1,561	1,541
2.801% due 07/25/2035 ~		2,357	2,394
2.806% due 08/25/2036 ^~		1,430	1,298
2.874% due 12/25/2037 ~		74	66
2.880% due 08/25/2035 ~		1,417	1,465
2.889% due 02/25/2036 ^~		7,912	6,972
2.905% due 11/25/2035 ^~		1,355	1,260
2.913% due 11/25/2035 ^~		772	746
2.949% due 07/27/2037 ~		6,394	6,318
2.978% due 04/25/2037 ^~		223	208
2.979% due 08/25/2035 ~		510	517
3.038% due 05/25/2036 ~		1,607	1,482
3.065% due 10/25/2035 ~		4,209	4,402
3.132% due 10/25/2036 ~		11,713	10,509
3.132% due 10/25/2036 ^~		21	19
3.179% due 07/25/2035 ~		13	14
3.214% due 08/25/2035 ^~		834	787
3.315% due 10/25/2036 ^~		1,646	1,411
3.396% due 10/25/2035 ~		5,299	5,097
5.500% due 03/25/2022 ^		25	25
5.500% due 07/25/2036 ^		559	432
5.750% due 01/25/2036 ^		18	13
6.500% due 07/25/2036 ^		2,939	1,780
6.500% due 08/25/2036 ^		415	235
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	8,553
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	7,858
0.882% due 02/22/2045 •		95,214	129,570
2.082% due 02/22/2045 •		29,232	38,558

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

2.250% due 02/22/2045	9,470	9,479
Lavender Trust 6.250% due 10/26/2036	$4,255	3,075
Lehman Mortgage Trust
0.412% due 08/25/2036 ^•	4,304	3,101
0.742% due 06/25/2037 ^•	328	297
5.049% due 12/25/2035 ~	3,409	1,083
5.140% due 01/25/2036 ^~	1,677	1,704
5.500% due 01/25/2036	722	553
5.947% due 04/25/2036 ^~	625	531
6.000% due 07/25/2036 ^	4,307	3,045
Lehman XS Trust
0.282% due 11/25/2046 •	190	180
0.492% due 08/25/2046 •	7,139	7,045
0.492% due 08/25/2046 ^•	804	797
Luminent Mortgage Trust
0.412% due 11/25/2036 ^•	168	162
0.452% due 12/25/2036 ^•	2,237	2,117
0.492% due 02/25/2046 •	49	41
0.812% due 04/25/2036 •	8,089	7,334
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	49,076
MASTR Adjustable Rate Mortgages Trust
0.292% due 05/25/2047 •	316	380
0.302% due 04/25/2046 •	3,154	2,911
0.572% due 05/25/2037 •	767	442
0.692% due 05/25/2047 ^•	410	753
2.079% due 12/25/2033 ~	15	14
2.263% due 12/25/2034 ~	1,633	1,546
2.392% due 12/25/2033 ~	35	37
2.405% due 07/25/2035 ^~	369	354
2.515% due 10/25/2032 ~	96	98
2.622% due 03/25/2035 ~	267	264
2.707% due 05/25/2034 ~	82	84
3.203% due 10/25/2034 ~	1,138	1,138
MASTR Alternative Loan Trust 0.492% due 03/25/2036 ^•	6,858	386
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	243	209
MASTR Reperforming Loan Trust
0.452% due 07/25/2035 ^•	2,516	1,172
7.000% due 08/25/2034	1,670	1,445
7.000% due 05/25/2035	478	437
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,568	1,628
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.773% due 11/15/2031 •	1,035	1,054
0.813% due 09/15/2030 •	415	419
0.953% due 11/15/2031 •	20	20
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.933% due 08/15/2032 •	51	49
2.610% due 10/20/2029 •	957	970
Merrill Lynch Alternative Note Asset Trust
0.202% due 03/25/2037 •	826	317
0.392% due 03/25/2037 •	2,186	848
2.916% due 06/25/2037 ^~	1,046	784
6.000% due 03/25/2037	1,042	177
Merrill Lynch Mortgage Investors Trust
0.592% due 11/25/2035 •	11	11
0.705% due 04/25/2029 •	251	250
0.712% due 10/25/2028 •	24	24
0.752% due 06/25/2028 •	425	430
0.752% due 09/25/2029 •	31	31
0.752% due 11/25/2029 •	118	116
0.832% due 03/25/2028 •	15	15
0.864% due 10/25/2028 •	22	22
0.872% due 03/25/2028 •	5	5
0.925% due 11/25/2029 •	82	84
1.671% due 12/25/2032 ~	119	116
1.882% due 02/25/2033 ~	11	10
1.966% due 05/25/2036 ~	379	373
2.024% due 05/25/2033 ~	1,813	1,862
2.251% due 12/25/2035 ~	130	127
2.300% due 02/25/2034 ~	4	4
2.309% due 05/25/2033 ~	6	6
2.319% due 09/25/2035 ~	1,104	1,111
2.477% due 07/25/2035 ^~	209	203
2.482% due 06/25/2037 ~	385	393
2.653% due 11/25/2035 •	1,636	1,652
2.671% due 12/25/2035 ~	466	456
2.676% due 12/25/2034 ~	17	18
2.729% due 08/25/2034 ~	331	343
2.809% due 02/25/2035 ~	2,469	2,499
2.974% due 06/25/2035 ~	2,723	2,780
3.159% due 09/25/2035 ^~	5,509	5,129

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •		51,013	51,093
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048		9,229	10,108
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		17,000	17,546
4.071% due 03/15/2052		3,635	4,181
Morgan Stanley Mortgage Loan Trust
0.352% due 03/25/2036 •		759	572
0.372% due 01/25/2036 •		7,705	5,156
0.382% due 12/25/2035 •		22	19
0.402% due 01/25/2035 •		3	4
0.412% due 01/25/2035 •		1,661	1,665
2.043% due 06/25/2036 ~		102	107
2.296% due 07/25/2035 ^~		60	58
2.349% due 07/25/2035 ^~		4,912	4,595
2.677% due 06/25/2037 ~		3,133	2,347
2.793% due 07/25/2035 ~		214	207
2.888% due 11/25/2037 ~		8,575	7,409
3.301% due 09/25/2035 ^~		1,484	697
3.439% due 06/25/2036 ~		9,316	8,205
5.701% due 02/25/2047 þ		1,483	836
6.000% due 02/25/2036 ^		163	166
6.000% due 10/25/2037 ^		1,419	1,098
MortgageIT Mortgage Loan Trust 0.552% due 04/25/2036 •		4,622	4,464
MortgageIT Securities Corp. Mortgage Loan Trust 0.592% due 09/25/2037 •		7,488	6,875
MortgageIT Trust 0.872% due 02/25/2035 •		253	254
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		519	534
New York Mortgage Trust 2.777% due 05/25/2036 ^~		3,886	3,624
Newgate Funding PLC
0.052% due 12/15/2050 •	EUR	55,745	65,797
0.240% due 12/01/2050 •	GBP	561	753
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.092% due 05/25/2035 •		$2,259	1,956
2.240% due 02/25/2036 ^~		193	172
2.327% due 10/25/2035 ~		52	49
5.820% due 03/25/2047 þ		722	751
7.000% due 02/19/2030 ~		584	598
PFP Ltd.
0.923% due 04/14/2038 •		3,000	3,008
1.125% due 04/14/2037 •		3,749	3,755
Prime Mortgage Trust 0.492% due 02/25/2034 •		641	622
Proteus RMBS DAC
0.000% due 10/29/2054 «~	EUR	481	4,111
0.000% due 10/29/2054 •		194,648	230,861
0.000% due 10/29/2054 (b)(h)		33,620	29,533
0.365% due 10/29/2054 •		20,861	24,719
0.565% due 10/29/2054 •		15,172	17,946
1.215% due 10/29/2054 •		11,379	13,437
2.465% due 10/29/2054 •		9,482	11,144
RAAC Trust 0.832% due 09/25/2034 •		$9	9
RBSGC Mortgage Loan Trust
0.472% due 12/25/2034 •		18,953	16,692
5.750% due 04/25/2035		8,499	8,472
RBSSP Resecuritization Trust
0.312% due 10/27/2036 •		1,981	1,848
0.362% due 09/27/2037 •		9,301	8,340
0.422% due 02/27/2037 •		2,532	2,368
0.572% due 08/27/2037 •		1,773	1,754
4.000% due 10/26/2037		7,533	7,153
Ready Capital Mortgage Financing LLC 2.242% due 02/25/2035 •		4,700	4,728
Regal Trust 1.908% due 09/29/2031 •		11	11
Residential Accredit Loans, Inc. Trust
0.232% due 01/25/2037 •		3,055	3,026
0.277% due 12/25/2036 •		23	23
0.352% due 02/25/2037 •		2,919	3,160
0.392% due 08/25/2035 •		298	259
0.392% due 02/25/2037 •		1,893	1,852
0.422% due 03/25/2037 •		1,073	204
0.452% due 05/25/2036 •		9,356	8,755
0.452% due 09/25/2036 •		1,869	1,823
0.472% due 07/25/2036 •		2,450	2,570
0.472% due 08/25/2036 ^•		3,648	3,662
0.472% due 09/25/2036 ^•		39	38
0.492% due 11/25/2036 ^•		1,019	719
0.512% due 06/25/2037 •		1,325	1,223

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.632% due 02/25/2046 ^•		1,291	925
1.476% due 09/25/2045 •		258	253
3.188% due 08/25/2035 ^~		1,504	825
3.241% due 04/25/2035 ~		227	170
4.301% due 09/25/2035 ^~		116	101
5.071% due 02/25/2036 ^~		744	647
6.000% due 08/25/2036 ^		1,228	1,204
6.000% due 09/25/2036 ^		1,321	1,256
6.000% due 09/25/2036		1,156	1,099
6.000% due 11/25/2036 ^		1,357	1,301
6.000% due 01/25/2037 ^		8	7
6.250% due 03/25/2037 ^		1,004	941
6.500% due 07/25/2037 ^		384	378
6.500% due 09/25/2037 ^		1,408	1,377
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		126	140
Residential Asset Securitization Trust
5.500% due 08/25/2034		61	63
5.500% due 06/25/2035 ^		410	321
5.750% due 02/25/2036 ^		577	362
6.000% due 04/25/2037 ^		227	184
6.000% due 05/25/2037 ^		132	109
6.000% due 07/25/2037 ^		1,119	645
6.250% due 08/25/2036		75	63
6.250% due 10/25/2036 ^		264	257
6.250% due 11/25/2036 ^		1,854	1,061
6.250% due 09/25/2037 ^		2,001	1,163
6.500% due 08/25/2036		1,335	663
6.500% due 09/25/2036 ^		1,138	633
Residential Funding Mortgage Securities, Inc. Trust
2.230% due 06/25/2035 ~		146	135
3.523% due 11/25/2035 ^~		25	23
3.856% due 02/25/2036 ^~		1,335	1,260
3.868% due 02/25/2037 ~		2,197	1,787
4.340% due 07/27/2037 ^~		4,893	4,268
5.500% due 12/25/2034		200	200
6.000% due 06/25/2036 ^		841	839
6.000% due 07/25/2036 ^		740	730
6.000% due 10/25/2036 ^		7,033	6,720
6.000% due 06/25/2037 ^		368	374
6.500% due 03/25/2032		66	69
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	15,073	21,070
RESIMAC Bastille Trust 0.930% due 12/05/2059 •		$80	80
Resloc UK PLC 0.301% due 12/15/2043 •	GBP	2,291	3,028
Ripon Mortgages PLC
0.000% due 08/20/2056 «~		0	8,184
0.000% due 08/20/2056 (h)		23,413	31,271
0.000% due 08/20/2056«(h)		154,522	175,148
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,708	1,984
0.234% due 06/12/2044 •	GBP	24,469	32,862
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	53,670
0.062% due 09/28/2055 •		668,876	790,729
0.212% due 09/28/2055 •		62,548	73,122
0.462% due 09/28/2055 •		42,646	49,576
0.962% due 09/28/2055 •		25,587	29,757
1.000% due 09/28/2055 ~		15,864	4,405
1.712% due 09/28/2055 •		42,646	48,760
Securitized Asset Sales, Inc. 2.158% due 11/26/2023 ~		$23	22
Sequoia Mortgage Trust
0.493% due 07/20/2036 •		28	27
0.513% due 06/20/2036 •		730	703
0.724% due 05/20/2034 •		655	656
0.744% due 05/20/2034 •		246	253
0.753% due 06/20/2033 •		5	5
0.793% due 07/20/2033 •		107	108
0.853% due 10/20/2027 •		24	24
0.857% due 09/20/2033 •		152	149
0.893% due 10/20/2027 •		327	331
1.984% due 01/20/2047 ^~		1,102	841
2.860% due 09/20/2046 ^~		2,142	1,668
2.985% due 01/20/2047 ^~		1,542	1,340
SFO Commercial Mortgage Trust 1.223% due 05/15/2038 •		27,600	27,703
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	249,180	346,065
Structured Adjustable Rate Mortgage Loan Trust
0.392% (LIBOR01M + 0.300%) due 09/25/2034 •		$1,117	1,067
0.392% due 10/25/2035 •		339	341
0.392% due 08/25/2036 ^•		3,101	2,409

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

1.516% due 01/25/2035 ^•		123	116
1.671% due 10/25/2037 ^•		531	541
2.439% due 12/25/2034 ~		28	29
2.485% due 09/25/2034 ~		5	5
2.537% due 02/25/2034 ~		480	488
2.768% due 12/25/2035 ~		1,617	1,487
2.848% due 11/25/2035 ^~		190	179
2.853% due 05/25/2036 ^~		2,392	2,324
2.886% due 11/25/2036 ^~		2,475	2,405
2.898% due 12/25/2035 ~		693	470
2.904% due 02/25/2036 ^~		1,850	1,357
2.909% due 02/25/2036 ^~		1,280	1,187
2.925% due 08/25/2035 ~		34	33
2.961% due 09/25/2035 ~		532	517
2.964% due 05/25/2036 ^~		211	191
2.978% due 01/25/2035 ~		192	195
3.055% due 04/25/2036 ^~		2,396	1,832
3.132% due 03/25/2036 ^~		391	345
3.231% due 02/25/2036 ^~		685	615
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •		1,197	498
0.432% due 03/25/2037 ^•		197	66
0.472% due 06/25/2036 •		759	768
0.512% due 04/25/2036 •		337	322
0.512% due 05/25/2036 •		82	72
0.532% due 05/25/2046 •		9,330	4,895
0.552% due 02/25/2036 ^•		160	150
0.593% due 07/19/2035 •		2,084	2,064
0.712% due 12/25/2035 ^•		1,715	1,660
0.753% due 09/19/2032 •		952	950
0.793% due 01/19/2034 •		149	149
0.933% due 10/19/2033 •		329	320
0.942% due 05/25/2047 •		8,518	7,559
1.516% due 12/25/2035 ^•		1,306	1,292
1.979% due 02/25/2036 ^•		8,167	8,085
5.176% due 06/25/2029 ~		9	9
Structured Asset Securities Corp. 4.497% due 04/15/2027 ~		8	8
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,568	1,819
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.119% due 07/25/2032 ~		17	17
2.242% due 07/25/2033 ~		15	15
2.244% due 03/25/2033 ~		421	449
2.464% due 11/25/2033 ~		42	42
2.695% due 01/25/2034 ~		799	814
5.059% due 06/25/2034 þ		83	83
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,615	1,297
SunTrust Adjustable Rate Mortgage Loan Trust
2.309% due 02/25/2037 ^~		299	280
2.362% due 04/25/2037 ^~		272	209
2.512% due 01/25/2037 ^~		1,974	1,736
2.879% due 10/25/2037 ~		547	498
SunTrust Alternative Loan Trust
0.742% due 12/25/2035 ^•		2,878	2,473
5.750% due 12/25/2035 ^		1,892	1,871
6.000% due 04/25/2036 ^		471	368
TBW Mortgage-Backed Trust
6.015% due 07/25/2037 þ		951	551
6.130% due 01/25/2037 ^þ		567	281
6.470% due 09/25/2036 ^þ		5,583	382
6.500% due 07/25/2036		4,635	1,697
Thornburg Mortgage Securities Trust
0.792% due 12/25/2033 •		250	256
1.494% due 06/25/2047 ^•		21,633	19,994
1.494% due 06/25/2047 •		1	1
1.544% due 03/25/2037 ^•		9,542	8,962
1.904% due 10/25/2043 ~		194	196
2.224% due 09/25/2037 ~		2,186	2,209
2.756% due 10/25/2046 •		47,522	48,073
2.756% due 09/25/2047 ~		26,880	23,588
2.970% due 07/25/2036 •		35,651	32,915
Towd Point HE Trust 0.918% due 02/25/2063 ~		4,151	4,154
Towd Point Mortgage Funding PLC 0.049% due 05/20/2045 •	GBP	15,994	22,218
Trinity Square PLC 0.000% due 07/15/2059 •		185,368	256,868
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	7,998
4.313% due 05/15/2051		10,000	11,493
VASA Trust 0.973% due 07/15/2039 •		2,900	2,906

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

VMC Finance LLC
1.182% due 09/15/2036 •		2,167	2,167
1.183% due 06/16/2036 •		31,900	31,990
Wachovia Mortgage Loan Trust LLC
2.477% due 10/20/2035 ~		263	194
2.712% due 03/20/2037 ^~		318	300
2.817% due 10/20/2035 ~		5	5
2.880% due 08/20/2035 ^~		1,090	1,097
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		310	316
0.672% due 07/25/2045 •		171	168
0.832% due 11/25/2034 •		502	485
0.876% due 04/25/2047 •		7,812	7,511
0.886% due 05/25/2047 •		9,117	8,836
0.912% due 11/25/2045 •		193	189
0.912% due 12/25/2045 •		172	167
1.072% due 11/25/2034 •		244	235
1.116% due 08/25/2046 •		87	87
1.516% due 06/25/2042 •		248	246
1.593% due 07/25/2047 ^•		2,734	2,585
1.843% due 10/25/2046 •		6,290	6,142
1.877% due 05/25/2046 •		232	227
1.877% due 12/25/2046 •		6,326	6,154
2.022% due 08/25/2035 ~		135	132
2.558% due 01/25/2033 ~		75	77
2.611% due 11/25/2036 ^~		16	15
2.662% due 05/25/2037 ^~		86	79
2.716% due 04/25/2037 ^~		1,802	1,715
2.724% due 12/25/2035 ~		6,619	6,745
2.725% due 03/25/2035 ~		810	841
2.730% due 12/25/2036 ^~		43	43
2.744% due 05/25/2035 ~		12,718	13,299
2.746% due 09/25/2033 ~		337	343
2.786% due 09/25/2033 ~		30	30
2.827% due 03/25/2037 ~		12,685	12,452
2.846% due 04/25/2035 ~		2,554	2,581
2.909% due 10/25/2035 ~		412	416
2.924% due 05/25/2037 ^~		996	992
2.927% due 08/25/2034 ~		142	146
2.941% due 02/25/2037 ^~		3,804	3,605
2.966% due 04/25/2037 ^~		693	685
2.972% due 08/25/2036 ~		6,660	6,263
3.000% due 02/25/2037 ^~		4,952	5,009
3.029% due 09/25/2036 ^~		3,601	3,560
3.031% due 02/25/2037 ^~		9,230	9,153
3.050% due 12/25/2036 ^~		5,488	5,504
3.099% due 09/25/2035 ~		7,596	7,655
3.103% due 12/25/2036 ^~		6,620	6,402
3.115% due 02/25/2037 ^~		371	368
3.132% due 12/25/2035 ~		1,201	1,227
3.181% due 08/25/2036 ^~		117	113
3.183% due 03/25/2036 ^~		9,997	10,041
3.185% due 08/25/2046 ^~		5,274	5,208
3.213% due 01/25/2036 ^~		3,220	3,325
3.233% due 07/25/2037 ^~		222	224
3.320% due 08/25/2036 ^~		870	871
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	7,526
0.999% due 12/21/2049 •		170,184	236,150
1.699% due 12/21/2049 •		23,296	32,420
2.199% due 12/21/2049 •		11,648	16,225
2.699% due 12/21/2049 •		6,656	9,262
3.199% due 12/21/2049 •		6,656	9,226
Washington Mutual Mortgage Pass-Through Certificates Trust
0.252% due 02/25/2037 ^•		$10,467	9,445
0.542% due 04/25/2035 •		5,204	4,171
1.086% due 05/25/2046 ^•		3,143	2,731
1.770% due 02/25/2031 ~		1	1
2.283% due 05/25/2033 ~		98	99
3.186% due 06/25/2033 ~		1,257	1,328
4.146% due 09/25/2036 ^þ		3,168	1,345
5.500% due 11/25/2035 ^		447	452
5.500% due 06/25/2037 ^		786	797
6.000% due 04/25/2036 ^		1,501	1,495
6.268% due 07/25/2036 þ		1,253	447
6.449% due 07/25/2036 ^þ		2,140	763
Wells Fargo Alternative Loan Trust 2.705% due 07/25/2037 ^~		909	839
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	9,964
3.311% due 06/15/2052		8,800	9,687
3.472% due 11/15/2050		10,070	11,102
3.615% due 12/15/2049		11,561	12,428
4.023% due 03/15/2052		33,712	38,653
4.442% due 09/15/2061		4,000	4,686

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
2.650% due 07/25/2034 ~		5	5
2.749% due 03/25/2036 ~		47	44
2.827% due 04/25/2036 ~		1,056	1,037
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	6,868

Total Non-Agency Mortgage-Backed Securities (Cost $8,059,413)			8,199,660

ASSET-BACKED SECURITIES 10.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		16,384	16,478
Aames Mortgage Investment Trust 0.872% due 10/25/2035 •		3,100	3,092
Accredited Mortgage Loan Trust
0.962% due 01/25/2035 •		565	551
4.330% due 06/25/2033 þ		1,065	1,065
4.980% due 10/25/2033 þ		921	964
ACE Securities Corp. Home Equity Loan Trust
0.202% due 12/25/2036 •		5,694	2,091
0.212% due 10/25/2036 •		10	6
0.252% due 08/25/2036 ^•		4,945	1,606
0.292% due 12/25/2036 •		21,954	8,259
0.312% due 08/25/2036 ^•		6,354	2,105
0.752% due 11/25/2035 •		5,840	5,886
0.917% due 12/25/2045 ^•		4,432	3,926
1.022% due 02/25/2036 ^•		1,988	1,958
1.067% due 11/25/2033 •		1,505	1,494
1.067% due 12/25/2034 •		249	247
1.067% due 07/25/2035 •		1,815	1,816
1.142% due 08/25/2045 •		2,090	2,074
1.892% due 10/25/2032 •		539	554
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	4,800	5,686
Aegis Asset-Backed Securities Trust
0.737% due 12/25/2035 •		$3,300	3,268
0.812% due 06/25/2035 •		3,766	3,652
American Money Management Corp. CLO Ltd.
0.000% due 11/10/2030 •(c)		25,800	25,800
1.166% due 04/14/2029 •		2,300	2,306
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.782% due 04/25/2034 •		7	7
0.872% due 05/25/2034 •		1,158	1,160
0.962% due 07/25/2034 •		196	196
3.467% due 11/25/2032 ^•		2,984	3,038
4.154% due 05/25/2034 ^þ		686	713
Amortizing Residential Collateral Trust 1.127% due 07/25/2032 •		36	36
Anchorage Capital CLO Ltd.
1.234% due 07/15/2030 •		81,515	81,451
1.588% due 10/20/2031 •		25,750	25,788
Apidos CLO 0.000% due 07/17/2030 •		55,500	55,456
Apres Static CLO Ltd. 1.254% due 10/15/2028 •		26,705	26,772
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		47,190	47,202
Ares European CLO 0.660% due 10/15/2030 •	EUR	22,300	26,424
Ares European CLO DAC 0.780% due 10/15/2031 •		28,550	33,853
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$26,900	26,868
Argent Securities Trust
0.202% due 09/25/2036 •		4,306	1,847
0.242% due 09/25/2036 •		22,231	9,606
0.392% due 06/25/2036 •		19,439	7,725
0.472% due 03/25/2036 •		6,124	4,172
0.632% due 05/25/2036 •		24,560	9,328
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.732% due 01/25/2036 •		10,704	10,348
1.217% due 11/25/2034 •		3,522	3,544
2.117% due 05/25/2034 •		544	546
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	29,700	35,147
Asset-Backed Funding Certificates Trust
0.952% due 12/25/2030 •		$608	586
1.142% due 03/25/2034 ^•		1,787	1,765
1.187% due 05/25/2032 •		328	330
Asset-Backed Securities Corp. Home Equity Loan Trust
0.172% due 05/25/2037 •		183	146
0.767% due 11/25/2035 •		2,177	2,178
0.852% due 10/25/2034 •		1	1
1.423% due 04/15/2033 •		1,184	1,195
3.073% due 08/15/2033 •		245	250

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

3.298% due 08/15/2032 •		5,256	5,284
Assurant CLO Ltd.
1.141% due 10/20/2031 •		36,000	36,000
1.438% due 10/20/2029 •		5,482	5,486
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		21,350	21,361
Bain Capital Credit CLO Ltd. 1.426% due 07/25/2030 •		2,099	2,100
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	20,000	23,691
Barings Euro CLO BV 1.050% due 07/27/2030		884	1,049
Bear Stearns Asset-Backed Securities Trust
0.202% due 04/25/2031 •		$129	638
0.262% due 12/25/2036 ^•		2,996	3,434
0.292% due 12/25/2036 •		4,080	4,080
0.332% due 06/25/2047 •		5,333	5,282
0.432% due 05/25/2036 ^•		704	701
0.492% due 11/25/2034 ^•		1,034	942
0.692% due 02/25/2036 •		6,979	6,968
0.732% due 12/25/2034 •		2	2
0.752% due 10/25/2032 •		607	605
0.892% due 10/27/2032 •		589	583
0.992% due 12/25/2042 •		54	54
1.067% due 08/25/2035 •		613	613
1.092% due 10/25/2037 •		72	72
1.092% due 11/25/2042 •		109	106
1.142% due 08/25/2037 •		5,238	4,984
1.217% due 02/25/2035 •		2,737	2,742
2.042% due 06/25/2035 •		7,306	7,325
2.850% due 10/25/2036 ~		705	491
2.972% due 06/25/2043 ~		315	331
2.993% due 07/25/2036 ~		45	45
5.500% due 01/25/2034 þ		20	21
Benefit Street Partners CLO Ltd. 1.030% due 01/17/2032 •		12,750	12,754
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(c)		50,600	50,600
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •	EUR	1,500	1,780
Blackrock European CLO DAC 0.620% due 10/15/2031 •		20,700	24,438
BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		18,500	21,909
0.910% due 01/15/2033 •		10,150	11,963
1.050% due 01/15/2031		500	592
BNPP AM Euro CLO 0.600% due 04/15/2031 •		3,100	3,674
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,185
Cairn CLO BV
0.000% due 10/15/2031 •		26,200	31,067
0.600% due 04/30/2031 •		12,900	15,259
Carlyle Euro CLO DAC 0.630% due 08/15/2030 •		1,200	1,421
Carlyle Global Market Strategies CLO Ltd.
0.000% due 08/14/2030 •(c)		$92,033	92,033
1.184% due 07/28/2028 •		1,426	1,427
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031	EUR	32,400	38,418
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031		25,400	29,988
Carrington Mortgage Loan Trust
0.152% due 01/25/2037 •		$24	24
0.252% due 10/25/2036 •		4,086	3,685
0.342% due 10/25/2036 •		4,787	4,366
0.352% due 02/25/2037 •		51,035	49,344
1.308% due 10/20/2029 •		47,150	47,179
1.420% due 10/17/2029 •		8,700	8,706
Catamaran CLO Ltd.
1.280% due 01/18/2029 •		30,729	30,769
1.444% due 04/22/2030 •		18,903	18,915
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		65,350	65,357
CDC Mortgage Capital Trust 0.887% due 07/25/2034 •		945	959
Chase Funding Trust
0.652% due 02/25/2033 •		43	42
0.732% due 08/25/2032 •		444	429
0.752% due 11/25/2032 •		9	9
Chesapeake Funding LLC
0.443% due 08/15/2030 •		7,379	7,384
3.230% due 08/15/2030		1,152	1,162
CIFC Funding Ltd. 1.038% due 10/24/2030 •		75,950	75,970

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

CIT Group Home Equity Loan Trust 1.142% due 09/25/2030 •		936	934
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		8,778	8,873
Citigroup Mortgage Loan Trust
0.232% due 12/25/2036 •		203	202
0.252% due 12/25/2036 •		10,034	6,775
0.262% due 07/25/2045 •		8,823	7,684
0.282% due 05/25/2037 •		10,557	8,411
0.352% due 01/25/2037 •		2,985	2,989
0.352% due 07/25/2045 •		4,107	3,616
0.362% due 05/25/2037 •		16,564	16,332
0.542% due 11/25/2045 •		1,137	1,135
0.592% due 08/25/2036 •		16,747	16,494
4.416% due 10/25/2037 þ		2,269	2,363
5.764% due 01/25/2037 ^þ		972	600
6.851% due 05/25/2036 ^þ		2,439	1,252
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.022% due 05/25/2035 •		3,756	3,770
Citigroup Mortgage Loan Trust, Inc. 0.827% due 09/25/2035 ^•		7,418	7,418
CLNC Ltd. 1.374% due 08/20/2035 •		44,100	44,129
Commonbond Student Loan Trust 2.550% due 05/25/2041		3,721	3,794
Conseco Finance Corp. 6.870% due 04/01/2030 ~		23	24
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		208	221
Cork Street CLO Designated Activity Co. 0.760% due 11/27/2028 •	EUR	11,321	13,433
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 ^•		$3,240	3,180
0.232% due 08/25/2037 ^•		13,310	12,577
0.232% due 08/25/2037 •		465	461
0.242% due 01/25/2037 •		3,283	3,256
0.242% due 05/25/2037 •		2,056	2,054
0.252% due 12/25/2035 ^•		519	518
0.272% due 06/25/2047 •		128	128
0.272% due 11/25/2047 ^•		2,069	1,969
0.312% due 09/25/2037 ^•		2,097	2,106
0.312% due 09/25/2047 ^•		21,742	20,910
0.322% due 10/25/2047 •		4,230	4,175
0.432% due 12/25/2036 ^•		420	335
0.492% due 08/25/2034 •		498	486
0.542% due 03/25/2036 •		2,600	2,574
0.672% due 08/25/2036 •		2,454	2,453
0.692% due 07/25/2036 •		701	701
0.752% due 04/25/2036 •		2,134	2,135
0.827% due 02/25/2036 •		1,467	1,467
0.832% due 05/25/2032 •		13	13
4.471% due 10/25/2046 ^~		877	878
4.661% due 10/25/2032 ^~		3,579	3,492
Countrywide Asset-Backed Certificates Trust
0.232% due 02/25/2037 •		8,831	8,473
0.232% due 03/25/2037 •		3,709	3,589
0.252% due 03/25/2037 •		1,580	1,576
0.252% due 09/25/2046 •		1,122	1,108
0.282% due 06/25/2047 •		1,069	1,065
0.552% due 05/25/2036 •		20,884	20,797
0.887% due 02/25/2036 •		2,646	2,646
0.892% due 08/25/2047 •		9,845	9,815
1.052% due 02/25/2036 •		9,944	9,799
1.442% due 04/25/2035 •		3,151	3,161
4.452% due 12/25/2034 ~		910	923
4.693% due 10/25/2035 ~		9	10
4.740% due 10/25/2035 ~		4	4
5.583% due 08/25/2035 ~		17,821	18,586
5.859% due 10/25/2046 ^~		2,123	2,136
Countrywide Asset-Backed Certificates Trust, Inc.
0.592% due 10/25/2034 •		1,780	1,743
0.832% due 12/25/2034 •		1,787	1,757
0.992% due 11/25/2034 •		228	224
Credit Suisse First Boston Mortgage Securities Corp.
0.832% due 08/25/2032 •		1,607	1,576
1.742% due 05/25/2043 •		271	272
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)		102	102
3.134% due 02/25/2056 ~		490,647	462,976
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		291	228
1.192% due 04/25/2032 •		13	13
6.780% due 05/25/2035 þ		1,012	1,027
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.457% due 03/25/2037 ^þ		5,122	2,616

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust
0.152% due 11/25/2036 •		96	57
0.242% due 11/25/2036 •		9,265	5,560
0.342% due 04/25/2037 •		836	641
Crown City CLO 1.626% due 01/20/2032 •		2,700	2,710
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^þ		1,729	665
6.184% due 12/25/2036 þ		1,477	495
6.220% due 09/25/2036 ^þ		1,980	900
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	5,035	5,949
0.650% due 10/15/2031 •		44,525	52,911
0.780% due 08/15/2032 •		2,700	3,198
Delta Funding Home Equity Loan Trust 0.893% due 09/15/2029 •		$134	130
Denali Capital CLO LLC 1.226% due 10/26/2027 •		15,634	15,658
Driver Australia Trust 0.942% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	3,028	2,274
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	37,675	44,515
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(c)		24,200	28,695
Dryden Senior Loan Fund
0.000% due 04/15/2028 •		$12,500	12,501
1.084% due 10/15/2027 •		16,761	16,758
EMC Mortgage Loan Trust 0.832% due 05/25/2040 •		17	17
Encina Business Credit LLC 5.394% due 12/05/2025		459	459
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		3,941	3,965
EquiFirst Mortgage Loan Trust 0.842% due 01/25/2034 •		15	14
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	26,575	31,472
Evergreen Credit Card Trust 1.900% due 09/16/2024		$28,300	28,870
Fieldstone Mortgage Investment Trust
0.412% due 11/25/2036 •		9,454	6,933
0.472% due 05/25/2036 •		8,116	6,617
Finance America Mortgage Loan Trust 0.992% due 08/25/2034 •		312	309
First Franklin Mortgage Loan Trust
0.402% due 10/25/2036 •		6,000	5,186
0.412% due 04/25/2036 •		2,660	2,595
0.572% due 08/25/2036 •		3,522	3,473
0.572% due 10/25/2036 •		4,496	3,711
0.767% due 11/25/2036 •		2,387	2,389
0.827% due 07/25/2035 •		630	631
1.292% due 01/25/2035 •		2,690	2,702
1.517% due 10/25/2034 •		1,114	1,123
First NLC Trust
0.232% due 08/25/2037 •		2,895	1,891
0.372% due 08/25/2037 •		3,004	2,001
0.552% due 05/25/2035 •		1,292	1,249
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		53,200	54,182
Fremont Home Loan Trust
0.152% due 01/25/2037 •		31	17
0.192% due 08/25/2036 •		397	170
0.222% due 11/25/2036 •		41,685	20,321
0.242% due 01/25/2037 •		13,662	7,732
0.252% due 08/25/2036 •		8,143	3,516
0.432% due 02/25/2037 •		48,771	24,888
0.572% due 02/25/2037 •		18,521	9,595
0.592% due 05/25/2036 •		11,751	8,997
0.632% due 04/25/2036 •		3,100	2,862
0.752% due 01/25/2036 •		13,450	13,204
0.827% due 07/25/2035 •		761	758
1.022% due 07/25/2034 •		115	115
1.157% due 06/25/2035 •		6,400	6,415
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		42,700	42,712
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	98,881	70,410
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •		$6	3
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024		5,564	5,607
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		22	22
GoldentTree Loan Management U.S. CLO Ltd. 1.528% due 01/20/2033 •		53,650	53,810

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048 «		10,900	10,837
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		79	80
GSAA Home Equity Trust
0.192% due 03/25/2037 •		581	237
0.212% due 04/25/2047 •		2,448	2,364
0.232% due 03/25/2036 •		47	22
0.332% due 05/25/2047 •		3,859	2,911
0.392% due 03/25/2037 •		2,190	1,222
0.432% due 09/25/2036 •		9,435	3,123
0.452% due 05/25/2036 •		14,572	5,044
0.452% due 07/25/2037 •		1,111	1,098
0.692% due 05/25/2047 •		222	175
0.992% due 08/25/2037 •		2,011	2,012
3.078% due 03/25/2036 ~		5,389	3,056
GSAMP Trust
0.182% due 01/25/2037 •		3,228	2,352
0.212% due 12/25/2036 •		6,311	3,913
0.272% due 11/25/2035 •		375	60
0.332% due 08/25/2036 •		1,928	1,747
0.412% due 05/25/2046 •		409	407
0.572% due 06/25/2036 •		4,405	3,157
0.632% due 04/25/2036 •		4,061	3,223
1.142% due 06/25/2034 •		453	445
1.412% due 12/25/2034 ^•		1,209	1,050
1.742% due 10/25/2034 •		144	146
1.967% due 03/25/2034 ^•		2,719	2,401
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	27,800	32,940
0.650% due 06/26/2030 •		21,900	25,939
0.760% due 07/15/2031 •		29,100	34,608
0.960% due 10/20/2031 •		35,000	41,458
1.040% due 07/15/2031		3,300	3,920
Home Equity Asset Trust
0.692% due 11/25/2032 •		$154	145
1.187% due 05/25/2035 •		2,243	2,246
Home Equity Loan Trust 0.322% due 04/25/2037 •		7,571	7,306
Home Equity Mortgage Loan Asset-Backed Trust
0.212% due 04/25/2037 •		1,168	963
0.302% due 04/25/2037 •		3,757	3,132
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •		102	39
HSI Asset Securitization Corp. Trust
0.192% due 10/25/2036 •		157	81
0.312% due 12/25/2036 •		540	208
0.432% due 12/25/2036 •		4,916	1,900
0.872% due 11/25/2035 •		3,594	3,574
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •		40,700	40,787
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		11	10
7.310% due 11/20/2028		9	9
7.520% due 08/20/2028		8	8
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 0.952% due 10/25/2033 •		404	400
IXIS Real Estate Capital Trust 0.722% due 02/25/2036 •		748	759
Jamestown CLO Ltd.
1.410% due 01/17/2027 •		1,127	1,128
1.524% due 04/15/2033 •		12,400	12,419
JP Morgan Mortgage Acquisition Trust
0.202% due 08/25/2036 •		26	21
0.252% due 01/25/2036 •		89	89
0.252% due 08/25/2036 •		223	124
0.282% due 03/25/2047 •		15,205	15,135
0.332% due 08/25/2036 •		2,541	2,522
0.352% due 07/25/2036 •		4,799	4,755
0.352% due 03/25/2037 •		4,374	4,345
0.412% due 07/25/2036 ^•		5,958	2,255
0.632% due 04/25/2036 •		2,263	2,260
6.337% due 08/25/2036 ^þ		1,828	1,305
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	10,400	12,306
0.610% due 04/15/2030 •		2,150	2,549
0.650% due 04/15/2031 •		31,950	37,807
KKR CLO Ltd.
0.000% due 07/15/2030 •		$64,777	64,779
1.460% due 07/18/2030 •		2,400	2,402
LA Arena Funding LLC 7.656% due 12/15/2026		17	17
Laurelin DAC 0.720% due 10/20/2031 •	EUR	33,200	39,332

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

LCM LP
0.000% due 04/20/2031 •		$18,750	18,756
1.188% due 07/20/2030 •		33,200	33,208
1.228% due 10/20/2027 •		9,598	9,601
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		502,441	2,980
0.000% due 07/25/2057 (h)		424	423
0.000% due 07/25/2057 ~		141,002	143,711
0.000% due 01/25/2058 ~		108	107
3.086% due 12/25/2056 ~		502,441	472,938
4.000% due 02/25/2058 ~		50,109	53,049
4.050% due 01/25/2058 ~		35,917	36,478
4.250% due 02/25/2058 ~		15,577	17,267
4.275% due 02/25/2058 ~		15,577	12,956
4.500% due 02/25/2058 ~		15,577	17,029
4.663% due 12/26/2057 ~		414,905	436,698
Lehman ABS Mortgage Loan Trust
0.182% due 06/25/2037 •		6,090	4,774
0.292% due 06/25/2037 •		3,288	2,615
LMREC LLC 1.160% due 04/22/2037 •		27,200	27,253
LoanCore Issuer Ltd. 1.203% due 05/15/2028 •		8,308	8,312
Long Beach Mortgage Loan Trust
0.252% due 12/25/2036 •		23,873	18,681
0.452% due 03/25/2046 •		2,349	2,079
0.612% due 08/25/2045 •		6,261	6,233
0.652% due 10/25/2034 •		11	11
0.852% due 08/25/2045 •		646	646
1.142% due 06/25/2035 •		8,900	8,940
1.367% due 02/25/2035 •		4,500	4,517
Lument Finance Trust, Inc. 1.270% due 06/15/2039 •		86,800	87,075
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	4,200	4,988
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		19,300	22,923
Marble Point CLO Ltd. 1.224% due 10/15/2030 •		$51,300	51,300
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		1,003	1,006
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		94	36
0.332% due 10/25/2036 •		5,034	4,756
0.392% due 08/25/2036 •		4,840	2,556
0.572% due 03/25/2036 •		6,922	5,593
0.842% due 10/25/2035 ^•		8,724	8,645
1.022% due 06/25/2035 •		8,620	8,618
5.971% due 11/25/2035 þ		238	219
6.219% due 02/25/2036 þ		416	405
Merrill Lynch First Franklin Mortgage Loan Trust 0.262% due 04/25/2037 •		2,677	1,507
Merrill Lynch Mortgage Investors Trust
0.202% due 08/25/2037 •		8,908	5,776
0.212% due 02/25/2037 •		985	423
0.212% due 11/25/2037 •		1,745	827
0.242% due 08/25/2037 •		37,306	24,396
0.332% due 08/25/2037 •		1,865	1,243
0.352% due 03/25/2037 •		40,524	37,680
0.392% due 11/25/2037 •		12,430	6,059
0.412% due 03/25/2037 •		10,867	10,147
0.542% due 02/25/2047 •		18,316	13,117
0.612% due 04/25/2037 •		2,919	2,027
MESA Trust 0.892% due 12/25/2031 •		239	238
MF1 Ltd. 1.824% due 11/15/2035 •		56,900	57,422
MF1 Multifamily Housing Mortgage Loan Trust 1.200% due 07/16/2036 •		5,500	5,515
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		121	128
MidOcean Credit CLO
0.000% due 01/29/2030 •		53,094	53,059
1.205% due 02/20/2031 •		46,700	46,700
MKS CLO Ltd. 1.188% due 07/20/2030 •		14,000	14,000
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 12/25/2036 •		2,690	1,780
0.152% due 05/25/2037 •		1,147	1,044
0.182% due 01/25/2037 •		5,840	3,564
0.192% due 07/25/2036 •		148	75
0.192% due 11/25/2036 •		1,522	1,114
0.202% due 03/25/2037 •		6,981	3,793
0.232% due 11/25/2036 •		15,083	9,514
0.232% due 05/25/2037 •		4,748	4,048

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.242% due 09/25/2036 •		16,912	8,135
0.242% due 10/25/2036 •		13,745	9,027
0.242% due 11/25/2036 •		16,838	12,384
0.242% due 12/25/2036 •		2,170	1,448
0.252% due 09/25/2036 •		4,012	2,302
0.272% due 03/25/2037 •		26,895	14,750
0.292% due 02/25/2037 •		2,274	1,376
0.322% due 10/25/2036 •		1,644	1,091
0.322% due 11/25/2036 •		15,154	11,237
0.342% due 08/25/2036 •		16,268	10,552
0.342% due 12/25/2036 •		9,412	6,343
0.342% due 05/25/2037 •		2,055	1,896
0.352% due 02/25/2037 •		963	587
0.392% due 06/25/2036 •		7,202	4,759
0.432% due 03/25/2037 •		3,469	1,943
0.452% due 02/25/2037 •		4,151	1,904
0.737% due 09/25/2035 •		926	925
0.827% due 07/25/2035 •		6,100	6,069
1.022% due 11/25/2034 •		6,339	6,335
1.092% due 03/25/2033 •		666	660
1.112% due 08/25/2034 •		128	128
Morgan Stanley Dean Witter Capital, Inc. Trust
1.367% due 09/25/2032 •		883	883
1.442% due 02/25/2033 •		596	599
Morgan Stanley Home Equity Loan Trust
0.192% due 12/25/2036 •		16,112	9,800
0.412% due 04/25/2036 •		5,553	4,568
Morgan Stanley IXIS Real Estate Capital Trust
0.142% due 11/25/2036 •		6	3
0.392% due 07/25/2036 •		9,259	5,019
0.552% due 07/25/2036 •		28,394	15,682
Morgan Stanley Mortgage Loan Trust
0.172% due 11/25/2036 •		3,670	1,463
0.212% due 04/25/2037 •		5,591	2,380
0.452% due 04/25/2037 •		2,709	1,206
0.552% due 02/25/2037 •		519	200
1.421% due 11/25/2036 ^•		1,821	841
5.577% due 10/25/2046 ^þ		2,614	995
5.750% due 04/25/2037 ^~		683	446
6.000% due 02/25/2037 ^~		494	385
6.226% due 10/25/2036 ^þ		1,186	520
Mountain View CLO Ltd.
0.984% due 10/15/2026 •		766	766
1.298% due 04/15/2029 •		8,800	8,812
MP CLO Ltd. 0.891% due 10/18/2028 •		63,820	63,820
Nassau Ltd. 2.338% due 07/20/2029 •		16,800	16,817
Navient Private Education Loan Trust 3.610% due 12/15/2059		8,110	8,470
Nelnet Student Loan Trust 0.692% due 03/25/2030 •		4,243	4,271
New Century Home Equity Loan Trust
0.767% due 03/25/2035 •		4,010	3,996
0.812% due 10/25/2035 •		2,222	2,207
0.977% due 05/25/2034 •		947	941
3.092% due 01/25/2033 ^•		2,050	1,916
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.422% due 10/25/2036 ^•		22,350	6,445
0.492% due 02/25/2037 ^•		2,020	760
0.827% due 05/25/2035 •		946	946
6.032% due 10/25/2036 ^þ		2,890	1,083
NovaStar Mortgage Funding Trust
0.192% due 01/25/2037 •		4,023	1,762
0.242% due 03/25/2037 •		4,280	2,092
0.262% due 11/25/2036 •		9,655	4,239
0.272% due 03/25/2037 •		3,543	1,740
0.302% due 01/25/2037 •		18,096	8,102
0.392% due 06/25/2036 •		2,116	1,772
0.392% due 09/25/2036 •		15,753	9,265
0.592% due 10/25/2036 •		5,104	4,039
0.802% due 12/25/2033 •		345	340
0.917% due 06/25/2034 •		42	41
1.967% due 03/25/2035 •		9,200	9,254
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	58,100	68,803
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,624	4,300
Ocean Trails CLO 0.984% due 07/15/2028 •		$21,352	21,337
OCP CLO Ltd. 1.308% due 07/20/2029 •		7,350	7,354
OHA Credit Funding Ltd. 1.508% due 07/20/2032 •		13,600	13,619

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		17,663	17,739
Option One Mortgage Loan Trust
0.192% due 01/25/2037 •		10,792	7,498
0.232% due 01/25/2037 •		24,292	16,986
0.262% due 05/25/2037 •		4,084	2,792
0.272% due 04/25/2037 •		7,230	4,634
0.312% due 01/25/2037 •		9,134	6,467
0.312% due 04/25/2037 •		20,967	16,971
0.332% due 04/25/2037 •		3,086	2,170
0.342% due 03/25/2037 •		1,380	882
0.342% due 07/25/2037 •		3,099	2,539
0.422% due 04/25/2037 •		2,324	1,495
0.632% due 01/25/2036 •		6,600	6,442
Option One Mortgage Loan Trust Asset-Backed Certificates
0.782% due 11/25/2035 •		21,761	21,600
0.947% due 10/25/2032 •		2,144	2,165
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		2,531	2,568
OZLM Funding Ltd. 1.154% due 07/22/2029 •		23,477	23,478
OZLM Ltd. 1.186% due 05/16/2030 •		12,550	12,547
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	21,288	25,281
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(c)		$125,000	125,000
0.955% due 02/20/2028 •		9,625	9,630
1.006% due 08/15/2026 •		6,692	6,694
1.158% due 04/20/2027 •		3,498	3,499
1.888% due 07/20/2028 •		28,003	28,020
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.892% due 12/25/2034 •		13,859	13,988
People's Choice Home Loan Securities Trust
1.037% due 05/25/2035 ^•		6,994	6,837
1.442% due 01/25/2035 •		3,150	3,147
People's Financial Realty Mortgage Securities Trust 0.232% due 09/25/2036 •		19,685	7,329
Popular ABS Mortgage Pass-Through Trust
0.302% due 01/25/2037 •		5,097	5,011
1.037% due 06/25/2035 •		2,854	2,847
RAAC Trust
0.362% due 05/25/2036 •		859	854
0.442% due 11/25/2046 •		8,928	8,641
0.602% due 02/25/2036 •		1,323	1,318
0.692% due 06/25/2044 •		1,407	1,289
Renaissance Home Equity Loan Trust
0.792% due 08/25/2032 •		104	101
0.812% due 11/25/2034 •		273	266
0.972% due 08/25/2033 •		48	47
5.893% due 06/25/2037 ^þ		8,030	3,226
5.906% due 06/25/2037 þ		8,997	3,623
Residential Asset Mortgage Products Trust
0.672% due 02/25/2036 •		1,990	1,983
0.692% due 03/25/2036 •		13,075	12,919
2.642% due 12/25/2034 •		1,157	1,166
Residential Asset Securities Corp. Trust
0.332% due 10/25/2036 •		1,809	1,772
0.352% due 11/25/2036 •		6,791	6,325
0.362% due 05/25/2037 •		257	257
0.392% due 08/25/2036 •		291	287
0.432% due 11/25/2036 •		2,603	2,486
0.527% due 06/25/2036 •		15,863	15,349
0.652% due 04/25/2036 •		2,905	2,873
0.672% due 06/25/2033 •		1,022	970
0.707% due 01/25/2036 •		252	252
0.917% due 07/25/2034 •		611	603
0.977% due 09/25/2035 •		2,204	2,205
1.187% due 03/25/2035 •		2,803	2,785
Residential Mortgage Loan Trust 1.592% due 09/25/2029 •		2	2
Romark CLO Ltd. 0.000% due 10/23/2030 •(c)		42,300	42,300
SACO Trust 0.512% due 03/25/2036 ^•		2	2
Santander Drive Auto Receivables Trust
0.423% due 05/15/2023 •		483	483
0.670% due 04/15/2024		12,800	12,817
Saxon Asset Securities Trust 0.262% due 10/25/2046 •		15,219	14,908
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 ^•		249	84
0.222% due 05/25/2037 ^•		607	520
0.412% due 07/25/2036 •		2,472	1,190
0.572% due 07/25/2036 •		3,178	1,557

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

0.592% due 03/25/2036 •		10,784	8,381
0.592% due 05/25/2036 •		11,762	8,195
1.052% due 01/25/2036 ^•		2,426	2,174
Segovia European CLO
0.000% due 07/20/2032 •(c)	EUR	27,200	32,252
0.870% due 04/15/2030 •		7,100	8,430
SG Mortgage Securities Trust 0.242% due 10/25/2036 •		$20,374	19,569
SLC Student Loan Trust 0.229% due 03/15/2027 •		4,195	4,188
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	147	174
0.296% due 01/25/2027 •		$27,273	27,211
0.326% due 10/25/2029 •		8,280	8,246
0.506% due 01/25/2022 •		5,712	5,607
0.589% due 12/15/2027 •		13,797	13,802
0.669% due 12/15/2025 •		11,991	11,993
1.076% due 07/25/2023 •		455	451
1.876% due 07/25/2023 •		739	746
SoFi Alternative Trust 4.381% due 05/16/2050 ~		136,442	145,629
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		1,181	1,186
SoFi Professional Loan Program LLC
1.392% due 02/25/2040 •		1,883	1,897
3.020% due 02/25/2040		3,092	3,189
Sound Point CLO Ltd.
1.073% due 01/23/2029 •		74,025	74,028
1.156% due 07/25/2030 •		61,200	61,182
1.238% due 10/20/2028 •		56,962	57,036
Soundview Home Loan Trust
0.202% due 01/25/2037 •		3,346	2,874
0.252% due 01/25/2037 •		3,194	2,761
0.272% due 02/25/2037 •		8,787	3,294
0.272% due 08/25/2037 •		1,634	1,601
0.352% due 02/25/2037 •		11,338	4,341
0.412% due 11/25/2036 •		874	873
0.652% due 05/25/2036 •		4,380	4,359
0.917% due 06/25/2035 •		422	439
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •		153	154
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		8,050	8,060
Specialty Underwriting & Residential Finance Trust
0.192% due 11/25/2037 •		469	331
0.442% due 03/25/2037 •		2,398	1,727
0.692% due 12/25/2036 •		3,115	3,068
0.842% due 06/25/2036 •		55	55
0.992% due 06/25/2036 •		18,300	18,078
1.067% due 12/25/2035 •		1,572	1,573
3.639% due 02/25/2037 ^þ		6,185	3,293
3.639% due 02/25/2037 þ		28,973	15,432
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	2,183	2,592
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		$36,050	36,049
Structured Asset Investment Loan Trust
0.242% due 06/25/2036 •		962	947
0.242% due 09/25/2036 •		9,883	9,715
0.692% due 01/25/2036 •		3,902	3,892
0.792% due 04/25/2033 •		483	480
0.992% due 05/25/2035 •		9,400	9,448
1.022% due 09/25/2034 •		293	291
1.022% due 01/25/2035 •		26,600	26,561
1.092% due 09/25/2034 •		205	204
1.217% due 01/25/2035 •		3,957	3,756
1.292% due 12/25/2034 •		4,077	4,087
1.472% due 04/25/2033 •		129	129
1.667% due 01/25/2035 •		4,313	3,633
1.817% due 01/25/2035 ^•		3,083	837
Structured Asset Securities Corp. Mortgage Loan Trust
0.272% due 01/25/2037 •		2,719	1,697
0.342% due 09/25/2036 •		2,287	2,280
0.362% due 04/25/2036 •		10,362	10,129
0.542% due 06/25/2035 •		672	671
0.542% due 05/25/2037 •		2,986	2,952
1.092% due 08/25/2037 •		6,594	6,664
2.642% due 12/25/2034 •		838	872
STWD Ltd. 1.283% due 04/18/2038 •		92,900	93,044
TCW CLO AMR Ltd. 1.130% due 02/15/2029 •		5,724	5,727
Telos CLO Ltd. 1.460% due 01/17/2027 •		2,174	2,175

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

TICP CLO Ltd. 1.028% due 04/20/2028 •		21,159	21,165
TPG Real Estate Finance Ltd.
1.274% due 10/15/2034 •		61,100	61,118
1.282% due 03/15/2038 •		40,400	40,463
Triaxx Prime CDO Ltd. 0.346% due 10/02/2039 •		16,257	1,174
Utah State Board of Regents 0.842% due 01/25/2057 •		42,719	42,508
Vendome Funding CLO DAC 1.860% due 07/20/2031 •	EUR	31,500	37,388
Venture CLO Ltd.
0.000% due 09/07/2030 •		$49,545	49,498
1.064% due 07/15/2027 •		2,176	2,179
1.088% due 10/20/2028 •		25,195	25,202
1.223% due 04/20/2032 •		20,400	20,403
1.238% due 07/20/2030 •		9,250	9,243
1.244% due 07/15/2031 •		5,500	5,499
1.260% due 07/19/2028 •		5,481	5,486
1.288% due 01/20/2029 •		41,300	41,333
Vibrant CLO Ltd.
1.085% due 06/20/2029 •		58,900	58,934
1.228% due 09/15/2030 •		58,300	58,308
Voya CLO Ltd.
0.978% due 07/20/2029 •		77,794	77,794
1.073% due 04/17/2030 •		28,900	28,904
WaMu Asset-Backed Certificates WaMu Trust 0.342% due 04/25/2037 •		11,050	5,551
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •		1,571	807
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		41,525	41,467
WhiteHorse Ltd. 1.120% due 04/17/2027 •		657	658
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •		4,750	4,756

Total Asset-Backed Securities (Cost $7,227,627)			7,393,516

SOVEREIGN ISSUES 6.6%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	19,300	23,125
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (h)	BRL	11,650,590	2,314,135
0.000% due 01/01/2022 (h)		2,079,800	406,633
Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	14,561
2.450% due 01/31/2031		$43,900	44,785
2.550% due 01/27/2032		7,700	7,889
3.100% due 01/22/2061		19,000	18,248
3.500% due 01/25/2050		10,200	10,706
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		36,700	39,963
3.875% due 04/16/2050		34,300	39,607
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,055
Indonesia Government International Bond 4.200% due 10/15/2050		36,600	41,771
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	534,900	164,071
0.750% due 07/31/2022		26,500	8,193
2.750% due 07/03/2030		$28,900	30,885
3.250% due 01/17/2028		18,000	19,865
3.800% due 05/13/2060		12,800	14,608
3.875% due 07/03/2050		56,000	64,940
4.125% due 01/17/2048		4,000	4,823
5.500% due 01/31/2022	ILS	484,400	153,411
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	26,582
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$46,600	47,485
3.375% due 09/27/2023		55,800	59,267
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	39,582
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	26,713
Kuwait International Government Bond 2.750% due 03/20/2022		10,300	10,488
Mexico Government International Bond
1.350% due 09/18/2027	EUR	4,500	5,539
3.900% due 04/27/2025 (n)		$9,800	10,892
4.750% due 04/27/2032		7,500	8,606
5.000% due 04/27/2051		26,100	29,702
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,350	1,185

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

6.000% due 03/01/2022		165	129
Paraguay Government International Bond 4.950% due 04/28/2031		$6,500	7,483
Peru Government International Bond
2.392% due 01/23/2026		8,600	8,893
2.783% due 01/23/2031		2,900	2,962
5.350% due 08/12/2040	PEN	87,100	20,087
5.400% due 08/12/2034		64,700	15,932
5.940% due 02/12/2029		612,038	174,167
6.150% due 08/12/2032		140,000	38,177
6.350% due 08/12/2028		709,850	206,600
6.950% due 08/12/2031		41,800	12,200
8.200% due 08/12/2026		339,700	110,058
Poland Government International Bond 4.000% due 01/22/2024		$15	16
Province of Alberta 2.050% due 08/17/2026		6,000	6,294
Province of Quebec 3.500% due 12/01/2022	CAD	68,053	57,290
Provincia de Buenos Aires 37.854% due 04/12/2025	ARS	440,953	2,231
Qatar Government International Bond
3.375% due 03/14/2024		$34,200	36,732
3.750% due 04/16/2030		30,300	34,349
3.875% due 04/23/2023		41,330	43,926
4.000% due 03/14/2029		21,100	24,326
4.400% due 04/16/2050		46,200	56,340
4.500% due 01/20/2022		6,000	6,143
4.500% due 04/23/2028		12,200	14,421
5.103% due 04/23/2048		600	798
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	370
Saudi Government International Bond 2.375% due 10/26/2021		$15,500	15,601
Serbia Government International Bond 3.125% due 05/15/2027	EUR	19,600	25,895
Tokyo Metropolitan Government 2.500% due 06/08/2022		$4,500	4,584

Total Sovereign Issues (Cost $4,349,318)			4,615,319

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		9,250	2

Total Common Stocks (Cost $15,194)			3

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(k)		100,000	120
Bankia S.A. 6.000% due 07/18/2022 •(j)(k)		400,000	496
Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		2,400,000	2,458
5.375% due 06/01/2025 •(j)		7,800,000	8,641
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,240
Discover Financial Services 6.125% due 06/23/2025 •(j)		24,000,000	27,023
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	15,099
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		9,800,000	10,152

			68,229

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		22,978,604	608,109

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $677,137)			676,338

SHORT-TERM INSTRUMENTS 15.4%
REPURCHASE AGREEMENTS (m) 14.0%			9,676,391

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Federal Home Loan Bank 0.045% due 09/15/2021 (h)(i)		$8,600	8,599

ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (h)(i)	ARS	777,458	4,594

ISRAEL TREASURY BILLS 0.9%
(0.017)% due 10/06/2021 - 04/06/2022 (g)(h)	ILS	1,951,000	598,414

U.S. TREASURY BILLS 0.5%
0.045% due 07/06/2021 - 12/16/2021 (c)(g)(h)(p)(r)		$380,127	380,085

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.020% due 09/28/2021 (h)(i)(p)(r)		10,300	10,299

Total Short-Term Instruments (Cost $10,674,363)			10,678,382

Total Investments in Securities (Cost $73,794,210)			75,062,792

		SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short Asset Portfolio		352,460,999	3,532,364
PIMCO Short-Term Floating NAV Portfolio III		352,742,557	3,478,394

Total Short-Term Instruments (Cost $6,996,493)			7,010,758

Total Investments in Affiliates (Cost $6,996,493)			7,010,758

Total Investments 118.3% (Cost $80,790,704)			$82,073,550
Financial Derivative Instruments (o)(q) (0.1)%(Cost or Premiums, net $159,686)			(93,178)
Other Assets and Liabilities, net (18.2)%			(12,624,650)

Net Assets 100.0%			$69,355,722

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							The group contains securities in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Interest Only ("IO") or IO Strip.
(b)							Principal only securities.
(c)							When-issued securities.
(d)							Payment in-kind bond securities.
(e)							Security is not accruing income as of the date of this report.
(f)							Security did not produce income within the last twelve months.
(g)							Coupon represents a weighted average yield to maturity.
(h)							Zero coupon security.
(i)							Coupon represents a yield to maturity.
(j)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)							Contingent convertible security.
(l)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$614,465	$608,109	0.88%
CIMIC Group Ltd.				0.000	07/27/2021	02/23/2021	49,874	49,870	0.07
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	39,200	40,338	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	22,800	23,151	0.03
Deutsche Bank AG				3.729	01/14/2032	02/01/2021	798	815	0.00
GHH Holdings Ltd.				1.937	12/04/2024	10/10/2018	65,756	66,605	0.10
General Motors Co.				5.400	10/02/2023	05/07/2020	7,794	8,594	0.01
General Motors Co.				6.125	10/01/2025	05/07/2020	7,795	9,239	0.01
Hotel (PL Property) Ltd.				1.983	02/07/2023	07/09/2018	47,700	49,323	0.07
Lloyds Banking Group PLC				1.385	09/02/2021	05/22/2018	8,758	8,766	0.01
Lloyds Banking Group PLC				3.870	09/02/2021	05/22/2018	5,403	5,408	0.01
PKY-San Felipe Plaza LP				3.550	12/09/2021	12/05/2018 - 06/11/2021	122,000	122,047	0.18
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	15,000	19,152	0.03
Tawny Funding S.A.				3.250	03/16/2023	08/28/2018	178,563	144,854	0.21

							$1,185,906	$1,156,271	1.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)

BOS	0.030%	06/30/2021	07/01/2021	$1,100,700	U.S. Treasury Bonds 3.125% due 02/15/2043		$(148,489)	$1,100,700	$1,100,701
					U.S. Treasury Notes 2.500% due 03/31/2023		(974,063)
	0.040	07/01/2021	07/02/2021	1,584,300	U.S. Treasury Bonds 1.875% due 02/15/2041		(1,615,672)	1,584,300	1,584,300
	0.040	06/29/2021	07/06/2021	250,000	U.S. Treasury Bonds 4.500% due 05/15/2038		(256,224)	250,000	250,001
BPS	0.030	06/30/2021	07/01/2021	323,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		(295,231)	323,200	323,200
					U.S. Treasury Notes 2.875% due 08/15/2028		(34,705)
BRC	0.030	06/30/2021	07/01/2021	925,800	U.S. Treasury Bonds 3.125% - 4.375% due 05/15/2040 - 08/15/2044		(654,078)	925,800	925,801

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

					U.S. Treasury Notes 0.250% - 0.625% due 08/31/2025 - 12/31/2027		(292,616)
BSN	0.030	06/30/2021	07/01/2021	274,900	U.S. Treasury Bonds 1.375% - 2.750% due 08/15/2047 - 08/15/2050		(280,519)	274,900	274,900
DEU	0.030	06/30/2021	07/01/2021	120,000	U.S. Treasury Bonds 3.125% due 08/15/2044		(124,359)	120,000	120,000
JPS	0.030	06/30/2021	07/01/2021	50,000	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024		(51,027)	50,000	50,000
MSR	0.030	06/30/2021	07/01/2021	2,000,000	U.S. Treasury Notes 1.500% - 2.000% due 06/30/2022 - 12/15/2022		(2,039,416)	2,000,000	2,000,002
	0.040	07/01/2021	07/02/2021	2,000,000	U.S. Treasury Notes 1.375% - 1.750% due 06/30/2022 - 12/15/2022		(2,039,476)	2,000,000	2,000,000
NXN	0.030	06/30/2021	07/01/2021	145,000	U.S. Treasury Note/Bond 1.250% due 06/30/2028		(147,962)	145,000	145,000
SCX	0.050	06/17/2021	07/08/2021	267,841	United Kingdom Gilt 0.125% - 1.125% due 08/10/2031 - 11/22/2042		(266,791)	267,841	267,846
	0.100	07/01/2021	07/22/2021	198,644	United Kingdom Inflation-Linked Gilt 1.250% due 11/22/2032		(203,100)	198,644	198,644
SOG	0.060	06/22/2021	07/13/2021	374,106	United Kingdom Gilt 1.750% due 07/22/2057		(102,995)	374,106	374,112
					United Kingdom Inflation-Linked Gilt 0.250% - 1.250% due 11/22/2032 - 03/22/2052		(282,655)
TDM	0.030	06/30/2021	07/01/2021	61,900	U.S. Treasury Notes 2.250% due 03/31/2026		(63,513)	61,900	61,900

Total Repurchase Agreements							$(9,872,891)	$9,676,391	$9,676,407

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

NOM				(0.100)%	06/03/2021	TBD(3)	$(10,699)		$(10,699)

Total Reverse Repurchase Agreements									$(10,699)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions

BCY				(0.070)%	06/21/2021	07/07/2021	$(2,565)		$(2,565)
				(0.070)	06/22/2021	07/07/2021	(665)		(665)
				(0.070)	06/23/2021	07/07/2021	(2,275)		(2,275)

Total Sale-Buyback Transactions									$(5,505)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.8)%
Ginnie Mae, TBA					4.500%	07/01/2051	$78,000	$(83,363)	$(83,131)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2036	19,000	(20,205)	(20,194)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2051	377,437	(404,014)	(401,941)
Uniform Mortgage-Backed Security, TBA					4.000	08/01/2051	1,369,103	(1,463,760)	(1,459,164)

Total Short Sales (2.8)%								$(1,971,342)	$(1,964,430)

(n)				Securities with an aggregate market value of $16,408 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(121,803) at a weighted average interest rate of (0.104%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Open maturity reverse repurchase agreement.
(o)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2021	7,789	$961,394	$(2,969)	$487	$0
U.S. Treasury 10-Year Note September Futures				09/2021	108,987	14,440,778	95,566	25,543	0

						$92,597		$26,030	$0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond September Futures	09/2021	1,498	$(361,006)	$(6,361)	$888	$(2,735)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	39	(5,741)	(101)	0	(19)
U.S. Treasury 30-Year Bond September Futures	09/2021	4,487	(721,285)	(20,297)	0	(2,945)
United Kingdom Long Gilt September Futures	09/2021	300	(53,160)	(658)	0	(58)

$(27,417)	$888	$(5,757)

Total Futures Contracts	$65,180	$26,918	$(5,757)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.198%	$1,700	$(19)	$5	$(14)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$2,300	$444	$(2)	$442	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.478	10,600	(402)	624	222	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.560	5,000	61	38	99	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	9,900	150	34	184	4	0
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	1.001	EUR	3,700	(214)	215	1	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	$10,300	18	12	30	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	15,900	(2)	83	81	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.019	EUR	7,500	(34)	26	(8)	0	(14)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.078	3,000	(17)	(1)	(18)	0	(3)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.745	$3,300	(42)	80	38	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.385	41,100	(1,891)	2,531	640	0	(20)
General Electric Co.	1.000	Quarterly	06/20/2024	0.420	50,400	(221)	1,106	885	7	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	25,600	(392)	842	450	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	29,300	206	205	411	5	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.221	22,100	463	(374)	89	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.113	41,000	(225)	411	186	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.762	EUR	16,200	44	(468)	(424)	0	(10)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.925	6,300	(35)	(198)	(233)	0	(8)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	89,600	(14,030)	9,782	(4,248)	0	(51)
Tesco PLC	1.000	Quarterly	06/20/2022	0.138	97,200	(4,751)	5,765	1,014	6	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.875	20,000	31	167	198	0	(3)

$(20,839)	$20,878	$39	$28	$(120)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$72,600	$(5,250)	$(2,224)	$(7,474)	$0	$(34)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

CDX.HY-36 5-Year Index	(5.000)	Quarterly		06/20/2026		153,100	(14,599)	(1,290)	(15,889)	0	(82)

							$(19,849)	$(3,514)	$(23,363)	$0	$(116)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 35 5-Year Index	5.000%	Quarterly		06/20/2026	EUR	1,694,000	$229,465	$23,156	$252,621	$0	$(2,110)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		227,500	5,616	1,836	7,452	0	(36)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		262,000	7,981	385	8,366	0	(46)

							$243,062	$25,377	$268,439	$0	$(2,192)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2051	GBP	281,200	$(27,592)	$27,592	$0	$11	$(11)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		1,035,500	46,166	(17,388)	28,778	0	(128)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	448,020	0	1,114	1,114	22	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		368,800	0	912	912	18	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		2,557,300	(16)	6,402	6,386	128	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		712,780	0	1,746	1,746	36	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,468,100	(43)	3,706	3,663	73	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		672,000	0	1,639	1,639	34	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		726,800	0	1,778	1,778	36	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		873,100	0	2,132	2,132	44	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		676,600	0	1,658	1,658	34	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		95,500	0	229	229	5	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		139,800	0	334	334	7	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		261,800	0	(450)	(450)	0	(13)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		6,161,000	(134)	(10,341)	(10,475)	0	(311)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		32,306,900	5,311	(33,780)	(28,469)	0	(1,648)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		80,300	0	(141)	(141)	0	(4)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		12,594,700	(3,514)	(14,108)	(17,622)	0	(639)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		234,900	0	(253)	(253)	0	(12)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		648,800	(3)	(644)	(647)	0	(33)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	266,300	291	231	522	52	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	154,379	113,261	266	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031		119,000	(306)	(194)	(500)	0	(334)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	54,830,000	(2,200)	(5,504)	(7,704)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		67,220,000	(3,452)	(8,049)	(11,501)	13	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		130,468,000	3,792	25,645	29,437	0	(58)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		25,172,740	(1,859)	(5,681)	(7,540)	7	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	(6,957)	(7,150)	45	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,534)	(1,534)	10	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		6,560,000	408	(4,746)	(4,338)	36	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(4,469)	(4,459)	32	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		10,731,600	37	(7,784)	(7,747)	62	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		9,379,150	72	(926)	(854)	184	0
Receive	6-Month JPY-LIBOR	0.556	Semi-Annual	03/15/2051		3,747,000	(12)	(509)	(521)	74	0
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051		1,849,000	0	(84)	(84)	36	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		9,006,000	4,944	(1,376)	3,568	175	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		6,232,000	0	(876)	(876)	123	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		8,679,000	0	(1,522)	(1,522)	171	0
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		3,837,000	0	(672)	(672)	76	0

							$(19,411)	$101,510	$82,099	$1,816	$(3,191)

Total Swap Agreements							$182,944	$144,256	$327,200	$1,844	$(5,619)

(p)

Securities with an aggregate market value of $750,261 and cash of $24,408 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2021		$5,706	AUD	7,577	$0	$(23)
	07/2021		2,134	DKK	13,412	4	0
	08/2021	AUD	7,577		$5,706	23	0
	08/2021		$228	CZK	4,753	0	(7)
	08/2021		19	RUB	1,413	0	0
	09/2021		6,090	INR	448,346	0	(114)
	09/2021		40	PLN	152	0	0
	09/2021		41	RUB	2,973	0	(1)
BPS	07/2021	AUD	30,980		$24,076	842	0
	07/2021	EUR	2,593,569		3,172,850	97,525	0
	07/2021	JPY	502,541		4,595	71	0
	07/2021		$1,007	AUD	1,341	0	(1)
	07/2021		1,161	CAD	1,406	0	(27)
	07/2021		23	RUB	1,716	0	0
	08/2021	EUR	2,934,944		$3,482,832	423	0
	08/2021	JPY	502,541		4,529	4	0
	08/2021	MXN	12,212		573	0	(37)
	08/2021	PEN	25,975		7,035	271	0
	09/2021		130,960		34,190	62	0
	11/2021	ILS	12,552		3,831	0	(26)
	11/2021		$4,302	MXN	86,839	0	(18)
BRC	07/2021		57,225		1,165,880	1,083	0
	07/2021		5,169	SEK	42,855	0	(162)
	08/2021		5,013		42,855	0	(4)
	09/2021		26	PLN	100	0	0
	11/2021	MXN	15,685		$765	0	(8)
BSH	07/2021	BRL	1,943,000		352,343	0	(38,304)
	07/2021		$270,382	BRL	1,426,400	16,401	0
	10/2021	BRL	5,794,000		$1,019,211	0	(132,391)
	01/2022		1,235,600		214,756	0	(27,233)
BSS	07/2021		$103,275	BRL	516,600	590	0
CBK	07/2021	BRL	169,645		$34,537	429	0
	07/2021	PEN	309,669		84,011	3,480	(8)
	07/2021		$33,914	BRL	169,645	194	0
	07/2021		137,237	CAD	168,775	0	(1,084)
	07/2021		1,649	DKK	10,399	9	0
	07/2021		12,981	PEN	51,277	347	0
	07/2021		17	RUB	1,284	1	0
	08/2021	CAD	168,775		$137,235	1,085	0
	08/2021	HUF	70,645		235	0	(3)
	08/2021	MXN	45,635		2,182	0	(98)
	08/2021	PEN	517,814		139,640	4,951	(191)
	08/2021		$34,430	BRL	169,645	0	(438)
	08/2021		17	RUB	1,288	0	0
	09/2021	PEN	219,693		$59,028	1,952	(171)
	09/2021		$220,959	CLP	159,223,105	0	(4,503)
	09/2021		68,934	KRW	76,925,697	0	(878)
	09/2021		228,384	MXN	4,968,431	18,939	0
	09/2021		718	ZAR	9,875	0	(33)
	10/2021	ILS	138,942		$41,937	0	(731)
	10/2021	PEN	38,784		10,084	0	(18)
	11/2021	ILS	906,599		277,781	345	(1,232)
	12/2021	PEN	172,248		45,958	1,125	0
	01/2022	ILS	283,507		86,416	14	(839)
	02/2022		354,606		109,107	302	(319)
	03/2022		274,456		83,417	0	(1,089)
	03/2022	PEN	470,706		126,225	3,890	0
	04/2022	ILS	240,394		73,523	0	(546)
	05/2022	PEN	19,191		5,046	61	0
	08/2022	ILS	26,882		8,133	0	(168)
GLM	07/2021	BRL	1,976,625		401,835	4,427	0
	07/2021	MXN	1,165,880		56,706	0	(1,602)
	07/2021		$390,522	BRL	1,976,625	6,885	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

08/2021	400,613	1,976,625	0	(4,553)
08/2021	56,517	MXN	1,165,880	1,584	0
09/2021	PEN	38,310	$10,416	432	0
09/2021	$1,505	MYR	6,243	0	(5)
09/2021	42	PLN	159	0	0
09/2021	63	RUB	4,654	0	(1)
09/2021	2,380	TWD	65,217	0	(30)
09/2021	348	ZAR	4,785	0	(16)
01/2022	ILS	44,854	$13,691	0	(112)
03/2022	73,022	22,225	0	(259)
04/2022	444,755	135,472	0	(1,564)
HUS	07/2021	$3,142	GBP	2,225	0	(64)
08/2021	63	RUB	4,707	1	0
09/2021	822	IDR	11,836,335	0	(17)
09/2021	1,548	KRW	1,724,926	0	(22)
09/2021	47	PLN	182	0	0
09/2021	21	RUB	1,566	0	0
10/2021	PEN	216,324	$58,143	1,787	0
11/2021	ILS	12,870	3,967	13	0
12/2021	PEN	17,889	4,823	166	0
01/2022	ILS	176,981	54,205	97	(353)
IND	09/2021	$12,403	CLP	8,955,699	0	(232)
JPM	07/2021	CAD	172,386	$142,400	3,334	0
07/2021	DKK	9,845	1,580	10	0
07/2021	PEN	148,156	39,403	891	0
07/2021	$1,839	DKK	11,594	10	0
08/2021	381	CZK	7,932	0	(12)
09/2021	PEN	1,063	$277	0	0
09/2021	$257,887	KRW	287,306,911	0	(3,708)
10/2021	BRL	5,856,590	$1,037,146	0	(126,897)
10/2021	$1,583	DKK	9,845	0	(10)
11/2021	ILS	42,829	$13,228	63	0
01/2022	BRL	844,200	147,678	0	(17,657)
MYI	07/2021	2,146,221	429,055	0	(2,450)
07/2021	DKK	11,671	1,874	13	0
07/2021	$4,243	AUD	5,609	0	(36)
07/2021	401,932	BRL	2,146,221	29,574	0
07/2021	16	RUB	1,263	1	0
08/2021	AUD	5,609	$4,243	36	0
10/2021	$1,878	DKK	11,671	0	(13)
01/2022	ILS	16,565	$5,070	0	(28)
RBC	07/2021	EUR	341,375	417,622	12,837	0
SCX	07/2021	GBP	50,905	72,185	1,768	0
07/2021	PEN	5,000	1,329	29	0
07/2021	$47,984	PEN	191,000	1,665	0
08/2021	114	CZK	2,382	0	(4)
09/2021	PEN	243,340	$61,705	41	(1,743)
12/2021	13,976	3,766	128	0
12/2021	$184	SGD	244	0	(3)
SOG	07/2021	DKK	13,890	$2,231	16	0
07/2021	$19	RUB	1,466	1	0
08/2021	21	1,616	1	0
10/2021	2,235	DKK	13,890	0	(16)
SSB	07/2021	1,822	CAD	2,205	0	(44)
07/2021	1,996,653	GBP	1,444,834	1,986	0
08/2021	GBP	1,444,834	$1,996,813	0	(2,017)
UAG	07/2021	AUD	10,735	8,321	271	0
07/2021	GBP	1,396,154	1,978,166	46,866	0
07/2021	$20,624	AUD	27,188	0	(234)
07/2021	54	RUB	4,153	3	0
08/2021	AUD	27,188	$20,626	233	0
08/2021	NOK	29,121	3,523	140	0
09/2021	$21	RUB	1,547	0	0

Total Forward Foreign Currency Contracts	$269,732	$(374,407)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	102,000	$11,604	$21,244
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	74,600	5,910	4,863
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	190,000	20,082	12,516
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	92,900	10,199	19,349
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	74,600	0	4,879

$47,795	$62,851

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		70,000	$394	$10
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		40,000	375	126
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.473	08/05/2021		40,000	375	160
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		32,000	183	119
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.641	07/07/2021		38,000	209	5

							$1,536	$420

Total Purchased Options							$49,331	$63,271

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		09/09/2024	100,000	$(1,710)	$(12)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		09/08/2024	100,000	(475)	0

							$(3,175)	$(12)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	160,000	$(616)	$(440)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	160,000	(616)	(408)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	306,000	(11,328)	(20,803)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	201,450	(5,754)	(5,098)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	513,100	(19,505)	(13,152)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	63,000	(646)	(836)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	63,000	(646)	(266)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	278,700	(10,024)	(18,947)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	201,450	0	(5,119)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	51,800	(396)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	28,200	(209)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	07/15/2021	121,000	(276)	(235)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670	07/15/2021	121,000	(276)	(87)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	07/19/2021	424,000	(1,814)	(3,256)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	07/19/2021	424,000	(1,815)	(55)

							$(53,921)	$(68,703)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$101.422	07/07/2021		67,500	$(295)	$(61)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.297	08/05/2021		65,000	(231)	(95)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.797	08/05/2021		65,000	(196)	(82)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		101.227	07/07/2021		16,000	(82)	(25)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	22,000	(138)	(80)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.102	09/07/2021	2,000	(13)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	22,000	(96)	(120)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.102	09/07/2021	2,000	(10)	(10)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	96,000	(308)	(157)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	120,000	(403)	(206)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	80,000	(500)	(126)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	80,000	(497)	(155)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	19,000	(59)	(77)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	20,000	(69)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	29,000	(50)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	20,700	(71)	(23)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	64,000	(200)	(89)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	20,700	(42)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	44,300	(76)	(72)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	46,000	(140)	(73)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	41,000	(125)	(96)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	14,000	(59)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	29,500	(115)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	122,000	(515)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	18,800	(81)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	28,400	(173)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	88,200	(324)	(149)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	28,400	(144)	(46)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	5,000	(25)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	14,000	(37)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	36,000	(155)	(32)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	14,300	(34)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	71,000	(230)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	46,000	(151)	(19)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	28,000	(88)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	74,000	(461)	(117)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	38,000	(128)	(61)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	132,000	(567)	(245)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	65,000	(208)	(146)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	38,000	(59)	(137)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	132,000	(299)	(348)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	63,900	(310)	(259)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	112,100	(315)	(470)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	40,000	(138)	(165)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	48,200	(154)	(192)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	22,500	(88)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	22,400	(86)	(1)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	28,300	(88)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	38,000	(74)	(34)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	30,000	(134)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	14,000	(61)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	14,000	(61)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	31,000	(105)	(47)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	21,000	(74)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	65,000	(203)	(127)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	23,000	(66)	(60)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	23,000	(32)	(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	21,000	(64)	(44)

$(9,507)	$(4,516)

Total Written Options	$(66,603)	$(73,231)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024	0.187%	$10,000	$23	$222	$245	$0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.187	85,000	261	1,819	2,080	0
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.128	10,000	102	182	284	0
Russia Government International Bond	1.000	Quarterly	12/20/2024	0.579	144,900	934	1,218	2,152	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204	127,400	(5,478)	4,748	0	(730)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.579	3,030	15	30	45	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049	800	(40)	39	0	(1)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.187	10,000	15	230	245	0

$(4,168)	$8,488	$5,051	$(731)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,889	$(1,818)	$1,569	$0	$(249)

Total Swap Agreements	$(5,986)	$10,057	$5,051	$(980)

(r)

Securities with an aggregate market value of $358,518 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$106,138	$660,791	$766,929
Corporate Bonds & Notes
Banking & Finance	0	11,165,734	19,152	11,184,886
Industrials	0	7,709,997	0	7,709,997
Specialty Finance	0	64,043	0	64,043
Utilities	0	2,631,860	0	2,631,860
Municipal Bonds & Notes
California	0	75,983	0	75,983
Connecticut	0	223	0	223
Florida	0	38,749	0	38,749
Georgia	0	78,165	0	78,165
Illinois	0	10,024	0	10,024
Massachusetts	0	3,957	0	3,957
New York	0	90,850	0	90,850
Ohio	0	4,274	0	4,274
Pennsylvania	0	7,448	0	7,448
Rhode Island	0	223	0	223
Texas	0	14,996	0	14,996
West Virginia	0	23,401	0	23,401
U.S. Government Agencies	0	11,344,671	0	11,344,671
U.S. Treasury Obligations	0	9,448,895	0	9,448,895
Non-Agency Mortgage-Backed Securities	0	8,012,212	187,448	8,199,660
Asset-Backed Securities	0	7,312,269	81,247	7,393,516
Sovereign Issues	0	4,615,319	0	4,615,319
Common Stocks
Consumer Discretionary	3	0	0	3
Preferred Securities
Banking & Finance	0	68,229	0	68,229
Utilities	0	0	608,109	608,109
Short-Term Instruments
Repurchase Agreements	0	9,676,391	0	9,676,391
Short-Term Notes	0	8,599	0	8,599
Argentina Treasury Bills	0	4,594	0	4,594
Israel Treasury Bills	0	598,414	0	598,414
U.S. Treasury Bills	0	380,085	0	380,085
U.S. Treasury Cash Management Bills	0	10,299	0	10,299

$3	$73,506,042	$1,556,747	$75,062,792
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,010,758	$0	$0	$7,010,758

Total Investments	$7,010,761	$73,506,042	$1,556,747	$82,073,550

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,964,430)	$0	$(1,964,430)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	888	27,874	0	28,762
Over the counter	0	338,054	0	338,054

$888	$365,928	$0	$366,816
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,793)	(8,583)	0	(11,376)
Over the counter	0	(448,618)	0	(448,618)

$(2,793)	$(457,201)	$0	$(459,994)

Total Financial Derivative Instruments	$(1,905)	$(91,273)	$0	$(93,178)

Totals	$7,008,856	$71,450,339	$1,556,747	$80,015,942

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$597,387	$114,593	$(8,608)	$142	$177	$(5,268)	$0	$(37,632)	$660,791	$(5,634)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	18,227	0	0	0	0	925	0	0	19,152	925
Non-Agency Mortgage-Backed Securities	186,833	0	0	314	0	296	5	0	187,448	296
Asset-Backed Securities	158,296	10,895	(628)	0	17	1,715	0	(89,048)	81,247	1,418
Preferred Securities
Utilities	612,610	0	(2,353)	0	0	(2,148)	0	0	608,109	(4,501)

Totals	$1,573,353	$125,488	$(11,589)	$456	$194	$(4,480)	$5	$(126,680)	$1,556,747	$(7,496)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$516,671	Other Valuation Techniques(2)			—			—	—
		112,020	Proxy Pricing			Base Price			100.250	—
		32,100	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Banking & Finance		19,152	Discounted Cash Flow			Discount Rate			4.530	—
Non-Agency Mortgage-Backed Securities		8,184	Proxy Pricing			Base Price			$246,512.190	—
		179,264	Proxy Pricing			Base Price			76.640 - 720.830	97.376
Asset-Backed Securities		81,247	Proxy Pricing			Base Price			98.390 - 99.953	98.599
Preferred Securities
Utilities		608,109	Current Value Model			Purchase Price			$27.048	—

Total		$1,556,747

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2%
CORPORATE BONDS & NOTES 36.8%
BANKING & FINANCE 15.1%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,673
Allstate Corp. 1.450% due 12/15/2030	1,500	1,436
American Tower Corp. 3.375% due 10/15/2026	1,000	1,091
AvalonBay Communities, Inc. 2.300% due 03/01/2030	1,600	1,643
Aviation Capital Group LLC 3.875% due 05/01/2023	1,500	1,572
Bank of America Corp.
0.921% (US0003M + 0.790%) due 03/05/2024 ~	1,200	1,211
1.197% due 10/24/2026 •	1,800	1,785
1.658% due 03/11/2027 •	1,600	1,614
3.419% due 12/20/2028 •	1,600	1,744
4.125% due 01/22/2024	1,500	1,634
Boston Properties LP 2.550% due 04/01/2032	1,600	1,612
Capital One Financial Corp. 4.250% due 04/30/2025	1,600	1,784
Citigroup, Inc.
1.158% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,625
3.200% due 10/21/2026	1,600	1,735
CNH Industrial Capital LLC 3.875% due 10/15/2021	1,000	1,009
Discover Bank 4.200% due 08/08/2023	1,500	1,616
Duke Realty LP 3.250% due 06/30/2026	1,900	2,062
Empower Finance LP 1.357% due 09/17/2027	1,800	1,775
EPR Properties 4.500% due 04/01/2025	1,500	1,607
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,629
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	459
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,700	1,736
3.550% due 10/07/2022	1,500	1,542
Franklin Resources, Inc. 1.600% due 10/30/2030	1,500	1,440
GE Capital Funding LLC
3.450% due 05/15/2025	1,700	1,851
4.050% due 05/15/2027	1,700	1,925
Goldman Sachs Group, Inc.
1.326% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,643
3.750% due 05/22/2025	1,100	1,204
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,604
Healthpeak Properties, Inc. 3.500% due 07/15/2029	1,300	1,439
Intercontinental Exchange, Inc. 2.100% due 06/15/2030	1,600	1,589
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,800	1,806
2.182% due 06/01/2028 •	1,800	1,844
3.797% due 07/23/2024 •	1,500	1,599
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,664
Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,883
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	2,006
3.750% due 06/15/2024	1,750	1,894
3.950% due 03/15/2029	500	568
Morgan Stanley
1.576% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,423
3.125% due 07/27/2026	1,100	1,193
3.875% due 01/27/2026	1,600	1,789

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,623
New York Life Global Funding 1.200% due 08/07/2030	2,200	2,065
Nissan Motor Acceptance Corp.
1.078% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,704
2.650% due 07/13/2022	900	915
Nuveen Finance LLC 4.125% due 11/01/2024	550	607
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,968
4.750% due 01/15/2028	1,200	1,354
Physicians Realty LP 4.300% due 03/15/2027	900	1,016
Public Storage 3.094% due 09/15/2027	1,600	1,756
Realty Income Corp.
3.650% due 01/15/2028	700	781
3.875% due 04/15/2025	1,300	1,436
Sabra Health Care LP 4.800% due 06/01/2024	1,400	1,531
Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,720
SBA Tower Trust 1.884% due 07/15/2050	1,400	1,419
Service Properties Trust 4.375% due 02/15/2030	1,600	1,526
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,350
STORE Capital Corp. 4.500% due 03/15/2028	300	340
Synchrony Financial 2.850% due 07/25/2022	1,100	1,126
UDR, Inc. 3.500% due 01/15/2028	1,600	1,750
VEREIT Operating Partnership LP
3.950% due 08/15/2027	1,400	1,578
4.875% due 06/01/2026	1,000	1,154
Wells Fargo & Co.
2.164% due 02/11/2026 •	1,900	1,973
2.393% due 06/02/2028 •	1,600	1,660
3.000% due 02/19/2025	300	321
3.000% due 04/22/2026	500	538
3.550% due 09/29/2025	1,800	1,979
WP Carey, Inc. 4.250% due 10/01/2026	1,780	2,002

		103,150

INDUSTRIALS 15.2%
7-Eleven, Inc. 0.800% due 02/10/2024	1,600	1,597
AbbVie, Inc.
3.200% due 11/06/2022	900	930
4.250% due 11/14/2028	1,300	1,507
American Airlines Pass-Through Trust
3.000% due 04/15/2030	956	974
3.150% due 08/15/2033	1,986	2,053
3.500% due 08/15/2033	473	459
4.000% due 01/15/2027	158	154
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040	1,400	1,669
Anthem, Inc. 2.550% due 03/15/2031	1,600	1,650
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,622
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,491
BMW U.S. Capital LLC 0.800% due 04/01/2024	1,600	1,608
Boeing Co. 1.167% due 02/04/2023	1,600	1,607
Boston Scientific Corp. 2.650% due 06/01/2030	1,800	1,864
British Airways Pass-Through Trust 3.350% due 12/15/2030	1,164	1,168
Broadcom, Inc.
4.110% due 09/15/2028	1,368	1,540
5.000% due 04/15/2030	1,400	1,653
CenterPoint Energy Resources Corp. 0.631% (US0003M + 0.500%) due 03/02/2023 ~	1,900	1,900
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,581
Conagra Brands, Inc. 4.300% due 05/01/2024	1,300	1,427

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

D.R. Horton, Inc. 4.375% due 09/15/2022	1,500	1,555
Daimler Finance North America LLC
1.450% due 03/02/2026	1,600	1,608
2.200% due 10/30/2021	1,700	1,711
2.550% due 08/15/2022	1,700	1,740
Dell International LLC
5.450% due 06/15/2023	1,600	1,736
6.020% due 06/15/2026	900	1,081
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,838
Entergy Louisiana LLC
2.350% due 06/15/2032	1,500	1,520
5.400% due 11/01/2024	1,500	1,722
Expedia Group, Inc. 4.625% due 08/01/2027	1,400	1,584
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	1,900	1,886
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,602
General Motors Co. 6.125% due 10/01/2025 (e)	1,700	2,014
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041	1,800	1,769
Hyundai Capital America
0.800% due 04/03/2023	1,600	1,600
1.150% due 11/10/2022	1,500	1,511
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	2,377
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,540
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,502	1,549
Kaiser Foundation Hospitals 2.810% due 06/01/2041	1,600	1,636
KLA Corp. 4.650% due 11/01/2024	1,400	1,564
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,431
Masco Corp. 1.500% due 02/15/2028	1,600	1,563
Micron Technology, Inc. 4.640% due 02/06/2024	1,200	1,316
NetApp, Inc. 2.375% due 06/22/2027	1,400	1,469
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	2,038
NVR, Inc. 3.000% due 05/15/2030	1,600	1,699
Oracle Corp.
2.950% due 04/01/2030	1,500	1,581
3.850% due 04/01/2060	1,300	1,384
Owens Corning
3.400% due 08/15/2026	1,600	1,737
4.200% due 12/01/2024	1,500	1,645
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,554
Penske Truck Leasing Co. LP
1.700% due 06/15/2026	1,500	1,511
4.875% due 07/11/2022	1,400	1,461
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,518
Rockefeller Foundation 2.492% due 10/01/2050	1,500	1,467
Southern Co. 3.700% due 04/30/2030	1,400	1,545
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,108
4.600% due 06/15/2028	1,000	983
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	81	82
5.152% due 09/20/2029	900	1,037
T-Mobile USA, Inc. 3.750% due 04/15/2027	1,300	1,440
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	633	662
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,141	1,206
4.150% due 02/25/2033	1,095	1,202
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022	1,400	1,439
3.350% due 05/13/2025	1,900	2,051
Walt Disney Co. 2.650% due 01/13/2031	1,000	1,051
WK Kellogg Foundation Trust 2.443% due 10/01/2050	1,500	1,429

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,619

		103,825

UTILITIES 6.5%
Alabama Power Co. 1.450% due 09/15/2030	1,100	1,052
Ameren Corp. 1.750% due 03/15/2028	1,400	1,387
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,445
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,654
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,656
AT&T, Inc. 2.750% due 06/01/2031	1,800	1,873
Atmos Energy Corp. 0.625% due 03/09/2023	1,200	1,200
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,605
3.800% due 06/01/2029	1,600	1,808
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,475
DTE Electric Co. 1.900% due 04/01/2028	2,000	2,032
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,663
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,833
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,535
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,517
LG&E & KU Energy LLC 4.375% due 10/01/2021	1,000	1,000
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,431
Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,571
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,465
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	1,115
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~	1,600	1,600
3.550% due 05/01/2027	1,500	1,659
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,648
San Diego Gas & Electric Co. 3.600% due 09/01/2023	1,300	1,372
Sempra Energy 4.050% due 12/01/2023	1,100	1,182
Southern California Edison Co. 2.250% due 06/01/2030	1,500	1,478
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,594
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,326
Verizon Communications, Inc. 3.376% due 02/15/2025	1,700	1,848

		44,024

Total Corporate Bonds & Notes (Cost $242,642)		250,999

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	1,500	1,500
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,553

		3,053

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	30	30

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,481

		1,511

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010 4.200% due 12/01/2021	50	51

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	515

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,412

PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 1.076% (US0003M + 0.900%) due 07/25/2029 ~	449	450

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	1,221

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	1,036

Total Municipal Bonds & Notes (Cost $8,694)		9,249

U.S. GOVERNMENT AGENCIES 23.4%
Fannie Mae
0.152% due 12/25/2036 •	66	66
0.517% due 10/25/2022 •	1	1
0.542% due 05/25/2023 •	2	2
1.328% due 07/01/2044 •	45	46
1.797% due 01/01/2035 •	85	88
2.096% due 05/25/2035 ~	39	40
2.157% due 04/01/2041 •	5	5
2.208% due 09/01/2035 •	9	9
2.259% due 05/01/2038 •	463	491
2.310% due 08/01/2022	482	488
5.115% due 12/25/2042 ~	196	214
6.500% due 06/25/2044	53	61
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	12,481
Freddie Mac
0.650% due 10/22/2025	6,100	6,084
0.800% due 10/28/2026	6,100	6,069
0.823% due 08/15/2036 •	493	504
1.328% due 02/25/2045 •	72	72
2.415% due 12/01/2022 •	18	18
2.688% due 07/01/2030 •	7	7
4.000% due 04/01/2024 - 04/01/2048	1,061	1,147
4.500% due 02/01/2029	73	78
5.000% due 12/01/2039 - 07/01/2040	51	59
5.500% due 12/01/2036 - 07/01/2039	487	567
6.000% due 11/01/2029 - 09/01/2038	1,624	1,921
7.000% due 07/15/2022	18	19
7.500% due 01/15/2023	68	70
8.000% due 11/01/2025 - 06/15/2030	143	173
Ginnie Mae
0.567% due 02/20/2067 •	790	794
0.570% due 06/20/2065 •	2,521	2,532
0.622% due 10/20/2062 •	2,385	2,402
0.707% due 07/20/2065 - 10/20/2065 •	3,890	3,930
0.757% due 11/20/2065 •	617	619
0.857% due 08/20/2066 •	1,454	1,478
0.907% due 05/20/2066 - 07/20/2066 •	4,776	4,861
0.908% due 07/20/2062 ~	1,678	1,676
1.007% due 04/20/2066 •	477	487
1.027% due 07/20/2065 •	2,598	2,650
1.080% due 11/20/2067 •	1,491	1,517
2.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	69	69
2.000% due 02/20/2027 •	20	20
2.125% due 12/20/2029 •	85	88
2.250% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	43	43
2.250% due 07/20/2027 - 07/20/2030 •	153	157
2.875% (H15T1Y + 1.500%) due 06/20/2023 ~	11	12
2.875% due 05/20/2027 - 06/20/2027 •	44	45
4.000% due 09/15/2049 - 02/15/2050	884	950

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

4.500% due 04/20/2048 - 05/20/2048	1,438	1,537
5.000% due 07/15/2034 - 07/20/2049	4,306	4,775
7.500% due 03/15/2024 - 09/15/2025	1	0
8.000% due 01/15/2022 - 08/15/2024	2	2
Uniform Mortgage-Backed Security
3.500% due 06/01/2024 - 02/01/2050	16,834	17,967
4.000% due 08/01/2025 - 06/01/2049	1,435	1,538
4.500% due 05/01/2023 - 08/01/2041	379	415
5.500% due 01/01/2025 - 02/01/2040	1,370	1,574
6.000% due 04/01/2023 - 01/01/2039	1,280	1,513
6.500% due 11/01/2021 - 10/01/2037	9	11
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2051	56,300	56,740
2.500% due 07/01/2051	10,800	11,171
3.500% due 08/01/2051	7,000	7,373

Total U.S. Government Agencies (Cost $158,214)		159,726

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	19,900	17,884
1.375% due 08/15/2050	10,100	8,518
1.625% due 11/15/2050	8,400	7,547
1.875% due 02/15/2041	1,100	1,077
2.000% due 02/15/2050	1,000	983
2.250% due 05/15/2041	6,300	6,557
2.500% due 02/15/2045	900	974
2.750% due 11/15/2042	700	788
2.875% due 05/15/2043	1,800	2,071
2.875% due 08/15/2045	500	578
2.875% due 05/15/2049	700	820
3.000% due 05/15/2042	400	468
3.000% due 05/15/2045	14,700	17,340
3.125% due 02/15/2043	2,400	2,868
3.125% due 08/15/2044	1,200	1,441
3.375% due 05/15/2044	500	624
3.625% due 08/15/2043	2,100	2,705
3.625% due 02/15/2044	1,500	1,939
3.750% due 11/15/2043	1,300	1,707
U.S. Treasury Notes
0.875% due 11/15/2030	2,700	2,568

Total U.S. Treasury Obligations (Cost $83,268)		79,457

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust 2.171% due 02/25/2045 •	90	91
Ashford Hospitality Trust 1.073% due 06/15/2035 •	1,800	1,804
Banc of America Funding Trust 2.852% due 05/25/2035 ~	173	175
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	5,014
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 04/25/2033 ~	33	35
2.849% due 01/25/2035 ~	515	539
3.259% due 02/25/2036 ^~	148	142
Bear Stearns ALT-A Trust
2.624% due 05/25/2035 ~	694	712
3.008% due 09/25/2035 ^~	120	94
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 10/25/2035 •	296	295
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •	48	49
3.258% due 04/25/2066 ~	1,124	1,135
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	349	366
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•	105	93
2.665% due 02/20/2035 ~	2	2
Credit Suisse Commercial Mortgage Trust 1.040% due 06/15/2034 •	1,600	1,597
Credit Suisse First Boston Mortgage Securities Corp.
3.190% due 09/25/2033 ~	963	999
4.953% due 06/25/2032 ~	39	41
CRSNT Commercial Mortgage Trust 0.900% due 04/15/2036 •	1,500	1,504
DOLP Trust 2.956% due 05/10/2041	1,900	2,031
Extended Stay America Trust 1.155% due 07/15/2038 •(b)	4,600	4,624
GCCFC Commercial Mortgage Trust 0.873% due 02/15/2038 •	1,900	1,903
GS Mortgage Securities Trust
2.081% due 11/10/2045 ~(a)	799	14
3.621% due 10/10/2035	1,400	1,502

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

HomeBanc Mortgage Trust 0.592% due 03/25/2035 •	1,602	1,469
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust 2.836% due 11/25/2035 ^~	722	705
JP Morgan Chase Commercial Mortgage Securities Trust
1.073% due 06/15/2032 •	681	682
1.523% due 12/15/2031 •	1,207	1,199
2.560% due 06/15/2035 •	1,454	1,459
JP Morgan Mortgage Trust 2.696% due 07/25/2035 ~	161	168
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	2,498	2,632
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,537
MFA Trust 1.479% due 03/25/2065 ~	1,284	1,295
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,495	1,576
Morgan Stanley Capital Trust 3.436% due 12/15/2049	2,200	2,368
Morgan Stanley Mortgage Loan Trust 2.043% due 06/25/2036 ~	1,460	1,538
One New York Plaza Trust 1.023% due 01/15/2026 •	1,500	1,512
Prime Mortgage Trust 0.492% due 02/25/2034 •	43	42
RBSSP Resecuritization Trust 2.254% due 12/25/2035 ~	186	187
Residential Funding Mortgage Securities, Inc. Trust 4.754% due 02/25/2036 ^~	105	94
Sequoia Mortgage Trust 0.733% due 04/19/2027 •	268	266
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	887	896
Structured Asset Mortgage Investments Trust 0.753% due 09/19/2032 •	46	46
Tharaldson Hotel Portfolio Trust 0.980% due 11/11/2034 •	810	811
Towd Point HE Trust 0.918% due 02/25/2063 ~	1,532	1,533
VASA Trust 0.973% due 07/15/2039 •	1,900	1,904
VOLT LLC 2.116% due 04/25/2051 þ	846	847
WaMu Mortgage Pass-Through Certificates Trust 0.672% due 10/25/2045 •	134	134

Total Non-Agency Mortgage-Backed Securities (Cost $48,325)		49,665

ASSET-BACKED SECURITIES 2.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.318% due 08/15/2033 •	1,628	1,645
EMC Mortgage Loan Trust 0.832% due 05/25/2040 •	344	341
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,324
Fremont Home Loan Trust 0.152% due 01/25/2037 •	46	25
Home Equity Asset Trust 0.992% due 11/25/2034 •	338	338
MASTR Asset-Backed Securities Trust 0.782% due 03/25/2035 •	2,162	2,165
Morgan Stanley IXIS Real Estate Capital Trust 0.142% due 11/25/2036 •	14	6
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	409	411
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.337% due 01/25/2036 •	421	422
Residential Asset Securities Corp. Trust 0.512% due 06/25/2036 •	953	952
Securitized Asset-Backed Receivables LLC Trust 0.152% due 12/25/2036 ^•	615	208
SLM Student Loan Trust 0.326% due 10/25/2029 •	583	581
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	85	86
Structured Asset Investment Loan Trust
0.992% due 09/25/2034 •	205	201
1.217% due 07/25/2033 •	1,798	1,796
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	2,702	2,800

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

3.000% due 11/25/2059 ~	668	673

Total Asset-Backed Securities (Cost $13,852)		13,974

SHORT-TERM INSTRUMENTS 12.7%
U.S. TREASURY BILLS 12.7%
0.035% due 08/03/2021 - 09/30/2021 (b)(c)(d)(g)	86,300	86,293

Total Short-Term Instruments (Cost $86,294)		86,293

Total Investments in Securities (Cost $641,289)		649,363

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short Asset Portfolio	3,079,838	30,866
PIMCO Short-Term Floating NAV Portfolio III	3,174,783	31,307

Total Short-Term Instruments (Cost $62,096)		62,173

Total Investments in Affiliates (Cost $62,096)		62,173

Total Investments 104.3% (Cost $703,385)		$711,536
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $1,052)		150
Other Assets and Liabilities, net (4.3)%		(29,766)

Net Assets 100.0%		$681,920

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

General Motors Co.	6.125%	10/01/2025	05/07/2020	$1,699	$2,014	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2051	$13,000	$(13,909)	$(13,855)

Total Short Sales (2.0)%	$(13,909)	$(13,855)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	100	$12,343	$(5)	$1	$(2)
U.S. Treasury 10-Year Note September Futures	09/2021	1,001	132,633	598	197	(5)

$593	$198	$(7)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2021	51	$(8,198)	$(259)	$0	$(33)

Total Futures Contracts	$334	$198	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	06/20/2026	0.718%	$2,000	$13	$15	$28	$1	$0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.216	1,100	18	(9)	9	0	0

$31	$6	$37	$1	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$900	$18	$5	$23	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	41,400	1,033	33	1,066	11	0

					$1,051	$38	$1,089	$11	$0

Total Swap Agreements					$1,082	$44	$1,126	$12	$0

(g)									Securities with an aggregate market value of $849 and cash of $2,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost		Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			$103.234	08/05/2021	2,000	$12		$7

Total Purchased Options							$12		$7

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			$101.367	08/05/2021	2,000	$(7)		$(6)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051			102.234	08/12/2021	2,000	(6)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.313	09/07/2021	3,000	(9)		(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			102.047	07/07/2021	2,000	(7)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.234	08/05/2021	4,000	(13)		(6)

Total Written Options							$(42)		$(27)

(1)									Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$103,150	$0		$103,150
Industrials					0	103,825	0		103,825
Utilities					0	44,024	0		44,024
Municipal Bonds & Notes
California					0	3,053	0		3,053
Illinois					0	1,511	0		1,511
Massachusetts					0	51	0		51
New Jersey					0	515	0		515
New York					0	1,412	0		1,412
Pennsylvania					0	450	0		450
Texas					0	1,221	0		1,221

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2021 (Unaudited)

West Virginia	0	1,036	0	1,036
U.S. Government Agencies	0	159,726	0	159,726
U.S. Treasury Obligations	0	79,457	0	79,457
Non-Agency Mortgage-Backed Securities	0	49,665	0	49,665
Asset-Backed Securities	0	13,974	0	13,974
Short-Term Instruments
U.S. Treasury Bills	0	86,293	0	86,293

	$0	$649,363	$0	$649,363
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,173	$0	$0	$62,173

Total Investments	$62,173	$649,363	$0	$711,536

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,855)	$0	$(13,855)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	210	0	210
Over the counter	0	7	0	7

	$0	$217	$0	$217
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(40)	0	(40)
Over the counter	0	(27)	0	(27)

	$0	$(67)	$0	$(67)

Total Financial Derivative Instruments	$0	$150	$0	$150

Totals	$62,173	$635,658	$0	$697,831

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.5% ¤
CORPORATE BONDS & NOTES 39.2%
BANKING & FINANCE 17.5%
Agree LP 2.900% due 10/01/2030		$1,100	$1,151
AIA Group Ltd. 3.125% due 03/13/2023		3,000	3,120
Allstate Corp. 1.450% due 12/15/2030		1,100	1,053
Aon Corp. 2.800% due 05/15/2030		1,100	1,156
Aviation Capital Group LLC 5.500% due 12/15/2024		1,000	1,131
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		1,200	1,196
Bank of America Corp.
1.197% due 10/24/2026 •		1,400	1,388
1.658% due 03/11/2027 •		1,400	1,412
BNP Paribas S.A. 2.871% due 04/19/2032 •		1,200	1,233
Brandywine Operating Partnership LP 3.950% due 02/15/2023		900	939
Cantor Fitzgerald LP 6.500% due 06/17/2022		3,500	3,692
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,291
Citigroup, Inc. 1.395% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,029
Danske Bank A/S 1.621% due 09/11/2026 •		1,200	1,202
Deutsche Bank AG
3.300% due 11/16/2022		2,900	3,005
3.950% due 02/27/2023		200	210
3.961% due 11/26/2025 •		2,800	3,029
EPR Properties 4.500% due 04/01/2025		1,400	1,500
Equinix, Inc. 2.500% due 05/15/2031		1,200	1,222
Fidelity National Financial, Inc. 5.500% due 09/01/2022		1,000	1,056
Ford Motor Credit Co. LLC
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,000	2,990
3.340% (US0003M + 3.140%) due 01/07/2022 ~		2,600	2,625
GE Capital Funding LLC 4.400% due 05/15/2030		900	1,050
Globe Life, Inc. 2.150% due 08/15/2030		1,000	985
Goldman Sachs Group, Inc. 1.934% (US0003M + 1.750%) due 10/28/2027 ~		900	954
Guardian Life Global Funding 1.250% due 11/19/2027		1,100	1,074
Host Hotels & Resorts LP 3.875% due 04/01/2024		2,900	3,098
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	1,266
JPMorgan Chase & Co. 1.578% due 04/22/2027 •		1,200	1,207
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,261
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,720
Mid-America Apartments LP 4.200% due 06/15/2028		$700	804
Morgan Stanley 3.125% due 07/27/2026		1,700	1,844
New York Life Global Funding 1.200% due 08/07/2030		1,200	1,126
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		1,200	1,225
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	308
5.250% due 01/15/2026		1,400	1,599

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

Piedmont Operating Partnership LP 3.150% due 08/15/2030	1,200	1,221
Shinhan Bank Co. Ltd. 1.375% due 10/21/2026	1,200	1,203
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	1,700	1,739
Societe Generale S.A. 1.792% due 06/09/2027 •	1,200	1,199
Standard Chartered PLC 0.991% due 01/12/2025 •	1,200	1,197
Stifel Financial Corp. 4.000% due 05/15/2030	1,300	1,444

		64,154

INDUSTRIALS 13.9%
7-Eleven, Inc. 1.800% due 02/10/2031	1,200	1,149
AbbVie, Inc.
2.950% due 11/21/2026	1,400	1,506
4.250% due 11/14/2028	1,000	1,159
American Airlines Pass-Through Trust
3.200% due 12/15/2029	944	966
3.500% due 08/15/2033	1,230	1,194
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040	1,100	1,312
Anthem, Inc. 2.550% due 03/15/2031	1,200	1,238
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,200	1,376
Broadcom, Inc. 3.469% due 04/15/2034	1,200	1,270
Citrix Systems, Inc. 1.250% due 03/01/2026	1,200	1,186
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032	1,500	1,451
Dell International LLC 5.450% due 06/15/2023	1,400	1,519
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,128	1,137
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024	1,100	1,157
Electronic Arts, Inc. 1.850% due 02/15/2031	1,400	1,354
Expedia Group, Inc. 3.250% due 02/15/2030	1,100	1,150
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,200	1,201
Imperial Brands Finance PLC 3.125% due 07/26/2024	1,500	1,580
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,600	1,811
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030	1,200	1,195
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,409	1,452
Kaiser Foundation Hospitals 2.810% due 06/01/2041	1,200	1,227
Masco Corp. 1.500% due 02/15/2028	1,200	1,173
Motorola Solutions, Inc. 2.300% due 11/15/2030	1,200	1,180
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	1,100	1,210
NVR, Inc. 3.000% due 05/15/2030	1,100	1,168
Occidental Petroleum Corp. 2.900% due 08/15/2024	900	921
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (d)(f)	572	8
0.000% due 08/02/2021 (d)(f)	365	5
Penske Truck Leasing Co. LP 1.700% due 06/15/2026	1,200	1,209
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,200	1,139
Rockefeller Foundation 2.492% due 10/01/2050	1,100	1,076
Smith & Nephew PLC 2.032% due 10/14/2030	1,100	1,077
Southern Co. 3.700% due 04/30/2030	1,000	1,104
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,100	1,081
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	1,812	1,899

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

Sprint Spectrum Co. LLC 3.360% due 03/20/2023		119	119
United Airlines Pass-Through Trust 2.700% due 11/01/2033		1,153	1,160
Volkswagen International Finance NV 1.009% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,600	1,972
Walt Disney Co. 2.650% due 01/13/2031		$900	946
Wipro IT Services LLC 1.500% due 06/23/2026		1,200	1,198
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,400	2,590

			50,825

UTILITIES 7.8%
Ameren Corp. 1.750% due 03/15/2028		1,000	990
Appalachian Power Co. 2.700% due 04/01/2031		1,200	1,242
AT&T, Inc. 2.750% due 06/01/2031		1,300	1,353
Atmos Energy Corp. 1.500% due 01/15/2031		1,400	1,329
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,265
Duke Energy Carolinas LLC 2.550% due 04/15/2031		1,200	1,247
Entergy Corp. 2.950% due 09/01/2026		2,700	2,883
Georgia Power Co. 3.250% due 03/15/2051		1,100	1,112
Monongahela Power Co. 3.550% due 05/15/2027		2,800	3,091
New York State Electric & Gas Corp. 1.950% due 10/01/2030		1,200	1,168
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		1,300	1,311
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		29	29
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,406	722
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		196	195
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		2,142	517
Rio Oil Finance Trust
9.250% due 07/06/2024		437	485
9.750% due 01/06/2027		2,578	3,051
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,200	1,160
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,619
Southern California Edison Co. 2.250% due 06/01/2030		1,400	1,380
Southwestern Electric Power Co. 4.100% due 09/15/2028		1,000	1,138
Verizon Communications, Inc. 2.550% due 03/21/2031		1,400	1,432

			28,719

Total Corporate Bonds & Notes (Cost $140,642)			143,698

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.6%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050		1,200	1,200
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028		1,100	1,103

			2,303

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025		1,100	1,110

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031		1,000	1,036

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $4,400)			4,449

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
2.259% due 05/01/2038 •		790	836
2.310% due 08/01/2022		96	98
2.418% due 01/01/2036 •		1,447	1,539
3.000% due 10/25/2040		925	982
4.059% due 02/25/2033 •		3,660	3,814
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038		477	542
5.500% due 04/01/2038		139	162
Ginnie Mae
0.000% due 11/20/2039 (a)(d)		3,343	3,163
0.436% due 05/20/2047 •		926	929
0.557% due 04/20/2065 •		514	516
0.567% due 02/20/2067 •		1,950	1,959
0.577% due 06/20/2067 •		290	292
0.727% due 09/20/2065 •		1,977	2,001
0.857% due 08/20/2066 - 08/20/2067 •		4,256	4,319
0.907% due 05/20/2066 - 06/20/2066 •		4,834	4,921
1.031% due 06/20/2067 •		2,954	3,001
3.000% due 11/15/2049		1,079	1,123
4.000% due 09/15/2049		968	1,041
5.000% due 05/15/2047 - 09/15/2047		170	193
Uniform Mortgage-Backed Security
3.000% due 06/01/2029		48	51
3.500% due 03/01/2048		126	133
4.000% due 11/01/2047		5,206	5,584
4.500% due 02/01/2031 - 07/01/2042		227	246
5.500% due 02/01/2036 - 05/01/2036		56	65
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036 - 08/01/2051		17,100	17,322
2.500% due 07/01/2051		8,100	8,378
3.500% due 08/01/2051		5,914	6,229

Total U.S. Government Agencies (Cost $68,427)			69,439

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Bonds
1.375% due 11/15/2040		11,100	9,975
1.375% due 08/15/2050		3,500	2,952
1.625% due 11/15/2050		200	180
2.500% due 02/15/2045		8,000	8,658
2.750% due 08/15/2042		400	451
2.875% due 05/15/2049		9,200	10,776
3.125% due 02/15/2043 (h)		1,930	2,307
3.125% due 08/15/2044		4,700	5,642
3.750% due 11/15/2043 (h)		2,500	3,282

Total U.S. Treasury Obligations (Cost $42,433)			44,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.1%
Alba PLC 0.252% due 03/17/2039 •	GBP	2,938	3,955
Ashford Hospitality Trust 1.073% due 06/15/2035 •		$3,000	3,007
Banc of America Funding Trust 2.852% due 05/25/2035 ~		882	894
Bear Stearns Adjustable Rate Mortgage Trust 2.509% due 02/25/2033 ~		18	18
CD Mortgage Trust 3.348% due 11/10/2049		2,300	2,460
Chase Mortgage Finance Trust 2.369% due 02/25/2037 ~		8	8
Credit Suisse First Boston Mortgage Securities Corp. 3.190% due 09/25/2033 ~		3	3
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	1,839	2,501
Eurosail PLC
1.034% due 06/13/2045 •		3,179	4,407
1.034% (BP0003M + 0.950%) due 06/13/2045 ~		5,512	7,676
FirstMac Mortgage Funding Trust
1.060% due 03/08/2049 •	AUD	1,289	974
1.310% due 03/08/2049 •		1,500	1,136
Great Hall Mortgages PLC 0.255% due 06/18/2039 •		$1,444	1,424
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,500	3,714
GSR Mortgage Loan Trust 2.678% due 01/25/2035 ~		265	263
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	3,616	5,027

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

HomeBanc Mortgage Trust 0.592% due 03/25/2035 •		$409	375
Impac CMB Trust 0.872% due 10/25/2034 •		1,582	1,607
JP Morgan Chase Commercial Mortgage Securities Trust 1.073% due 06/15/2032 •		984	986
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,500	3,707
Landmark Mortgage Securities PLC 0.364% due 04/17/2044 •	GBP	306	408
Ludgate Funding PLC 0.270% due 12/01/2060 •		2,315	3,121
Mansard Mortgages PLC 0.263% due 04/15/2047 •		681	914
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		$591	598
Merrill Lynch Mortgage Investors Trust
0.592% due 11/25/2035 •		189	188
0.859% due 01/25/2029 •		114	114
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,742	6,001
Morgan Stanley Capital Trust 3.436% due 12/15/2049		2,200	2,368
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	4,223	4,875
Structured Adjustable Rate Mortgage Loan Trust 2.694% due 09/25/2034 ~		$1,541	1,628
Tharaldson Hotel Portfolio Trust 0.980% due 11/11/2034 •		2,430	2,435
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	1,293	1,798
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 07/25/2045 •		$122	121
0.672% due 10/25/2045 •		2,350	2,352
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,750
3.486% due 12/15/2059		4,800	5,126

Total Non-Agency Mortgage-Backed Securities (Cost $79,068)			80,939

ASSET-BACKED SECURITIES 2.0%
Countrywide Asset-Backed Certificates Trust, Inc. 0.632% due 12/25/2034 •		2,016	1,967
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		7	7
Driver Australia Trust 0.942% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	867	651
Merrill Lynch Mortgage Investors Trust 0.887% due 09/25/2035 •		$623	622
SLM Student Loan Trust 0.296% due 01/25/2027 •		684	682
SoFi Professional Loan Program LLC 1.042% due 01/25/2039 •		423	425
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		2,217	2,298
Wells Fargo Home Equity Asset-Backed Securities Trust 1.092% due 10/25/2034 •		826	821

Total Asset-Backed Securities (Cost $7,335)			7,473

SOVEREIGN ISSUES 1.7%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	4,000	1,227
5.500% due 01/31/2022		3,700	1,172
Peru Government International Bond
5.940% due 02/12/2029	PEN	5,000	1,423
6.350% due 08/12/2028		5,000	1,455
8.200% due 08/12/2026		1,000	323
Province of Quebec 6.350% due 01/30/2026		$600	731

Total Sovereign Issues (Cost $6,716)			6,331

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co. 3.900% due 03/15/2026 •(f)		1,100,000	1,139

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $1,100)			1,139

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
ISRAEL TREASURY BILLS 1.4%
(0.029)% due 10/06/2021 - 04/06/2022 (c)(d)	ILS	16,300	5,000

U.S. TREASURY BILLS 3.7%
0.038% due 08/24/2021 (d)(e)		$13,600	13,599

Total Short-Term Instruments (Cost $18,567)			18,599

Total Investments in Securities (Cost $368,688)			376,290

		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III		1,852,964	18,272

Total Short-Term Instruments (Cost $18,270)			18,272

Total Investments in Affiliates (Cost $18,270)			18,272

Total Investments 107.5% (Cost $386,958)			$394,562
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $100)			1,183
Other Assets and Liabilities, net (7.8)%			(28,832)

Net Assets 100.0%			$366,913

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2051	$5,200	$(5,562)	$(5,542)

Total Short Sales (1.5)%	$(5,562)	$(5,542)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(321) at a weighted average interest rate of 0.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	568	$75,260	$469	$133	$0
United Kingdom Long Gilt September Futures	09/2021	3	532	5	1	0

$474	$134	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	72	$(8,887)	$13	$0	$(4)
U.S. Treasury 30-Year Bond September Futures	09/2021	24	(3,858)	(111)	0	(16)

$(98)	$0	$(20)

Total Futures Contracts	$376	$134	$(20)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.078%	EUR	1,000	$(6)	$0	$(6)	$0	$(1)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.925		1,100	(154)	113	(41)	0	(2)
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.216		$3,500	17	11	28	0	0

							$(143)	$124	$(19)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025		$700	$17	$1	$18	$0	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		3,600	83	10	93	1	0
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	1,200	32	7	39	0	0
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		2,500	76	4	80	0	(1)

							$208	$22	$230	$1	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	5,900	$278	$(114)	$164	$0	$(1)
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/11/2022		$15,000	4	(16)	(12)	0	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,720,000	82	(23)	59	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		170,040	(35)	6	(29)	0	0
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		10,000	3	0	3	0	0
Receive(5)	6-Month JPY-LIBOR	0.250	Semi-Annual	09/17/2031		2,580,000	(1)	11	10	3	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		81,900	(71)	11	(60)	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		68,700	(111)	24	(87)	1	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		63,000	(1)	(5)	(6)	1	0
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051		14,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		20,000	11	(3)	8	1	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		49,000	0	(7)	(7)	1	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		18,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		10,000	0	(2)	(2)	0	0

							$159	$(122)	$37	$8	$(1)

Total Swap Agreements							$224	$24	$248	$9	$(5)

(h)	Securities with an aggregate market value of $4,271 and cash of $1,961 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BPS		08/2021		AUD	6,411			$5,006	$197		$0
		08/2021		PEN	1,174			318	12		0
CBK		07/2021			1,441			383	8		0
		08/2021			481			130	5		0
		09/2021			3,686			988	27		0
		09/2021			$1,585		CLP	1,134,390	0		(43)
		10/2021		ILS	3,901			$1,179	0		(19)
		10/2021		PEN	3,571			928	0		(2)
		11/2021		ILS	10,336			3,164	6		(19)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

11/2021	$2,029	MXN	41,404	11	0
02/2022	PEN	2,741	$714	1	0
04/2022	ILS	3,800	1,160	0	(11)
GLM	07/2021	GBP	22,514	31,829	685	0
HUS	07/2021	$30,461	GBP	22,008	0	(17)
08/2021	GBP	22,008	$30,463	17	0
08/2021	JPY	26,404	243	5	0
01/2022	ILS	3,905	1,190	0	(11)
JPM	07/2021	$361	EUR	298	0	(8)
11/2021	ILS	2,267	$700	3	0
SCX	07/2021	EUR	6,066	7,421	228	0
07/2021	$708	GBP	506	0	(7)
07/2021	362	PEN	1,441	12	0
08/2021	EUR	5,768	$6,845	1	0
09/2021	PEN	1,441	362	0	(13)

Total Forward Foreign Currency Contracts	$1,218	$(150)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Russia Government International Bond	1.000%	Quarterly	12/20/2024	0.579%	$1,000	$6	$9	$15	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.204	3,100	(130)	112	0	(18)

Total Swap Agreements	$(124)	$121	$15	$(18)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$64,154	$0	$64,154
Industrials	0	50,825	0	50,825
Utilities	0	28,719	0	28,719
Municipal Bonds & Notes
California	0	2,303	0	2,303
New York	0	1,110	0	1,110
West Virginia	0	1,036	0	1,036
U.S. Government Agencies	0	69,439	0	69,439
U.S. Treasury Obligations	0	44,223	0	44,223
Non-Agency Mortgage-Backed Securities	0	80,939	0	80,939
Asset-Backed Securities	0	7,473	0	7,473
Sovereign Issues	0	6,331	0	6,331
Preferred Securities
Banking & Finance	0	1,139	0	1,139
Short-Term Instruments
Israel Treasury Bills	0	5,000	0	5,000
U.S. Treasury Bills	0	13,599	0	13,599

$0	$376,290	$0	$376,290
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,272	$0	$0	$18,272

Total Investments	$18,272	$376,290	$0	$394,562

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2021 (Unaudited)

U.S. Government Agencies	$0	$(5,542)	$0	$(5,542)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	142	0	143
Over the counter	0	1,233	0	1,233

	$1	$1,375	$0	$1,376
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(25)	0	(25)
Over the counter	0	(168)	0	(168)

	$0	$(193)	$0	$(193)

Total Financial Derivative Instruments	$1	$1,182	$0	$1,183

Totals	$18,273	$371,930	$0	$390,203

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.3% ¤
CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 4.2%
Athene Global Funding 1.424% (US0003M + 1.230%) due 07/01/2022 ~	$1,000	$1,010
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~	900	904
Citigroup, Inc. 0.901% (SOFRRATE + 0.870%) due 11/04/2022 ~	2,000	2,006
Goldman Sachs Group, Inc. 0.436% due 01/27/2023 •	2,000	2,002
HSH Portfoliomanagement AoeR 0.480% (US0003M + 0.330%) due 11/19/2021 ~	3,000	3,003
JPMorgan Chase & Co. 3.875% due 02/01/2024	10,000	10,835
Lloyds Bank PLC 2.250% due 08/14/2022	4,000	4,086
Mitsubishi UFJ Financial Group, Inc.
0.966% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,426
1.036% (US0003M + 0.860%) due 07/26/2023 ~	400	406
1.179% (US0003M + 1.060%) due 09/13/2021 ~	593	594
Mizuho Financial Group, Inc.
0.738% (US0003M + 0.610%) due 09/08/2024 ~	1,800	1,810
1.005% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,624
Nationwide Building Society 1.700% due 02/13/2023	6,800	6,951
Nordea Bank Abp 1.075% (US0003M + 0.940%) due 08/30/2023 ~	200	202
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	6,000	6,298
Sumitomo Mitsui Financial Group, Inc. 0.968% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,517
Toyota Motor Credit Corp. 0.556% due 05/17/2022 •	600	602

		49,276

INDUSTRIALS 1.3%
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~	2,000	2,013
Central Nippon Expressway Co. Ltd.
0.735% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,005
2.091% due 09/14/2021	3,000	3,010
Charter Communications Operating LLC 4.464% due 07/23/2022	300	311
eBay, Inc. 2.750% due 01/30/2023	1,600	1,657
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~	700	701
Occidental Petroleum Corp. 1.606% (US0003M + 1.450%) due 08/15/2022 ~	3,100	3,085
QUALCOMM, Inc. 0.916% (US0003M + 0.730%) due 01/30/2023 ~	500	505
Reckitt Benckiser Treasury Services PLC 0.694% (US0003M + 0.560%) due 06/24/2022 ~	500	503

		14,790

UTILITIES 0.7%
AT&T, Inc. 3.000% due 06/30/2022	1,100	1,125
Atmos Energy Corp. 0.503% (US0003M + 0.380%) due 03/09/2023 ~	5,200	5,201
Verizon Communications, Inc. 1.118% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,812

		8,138

Total Corporate Bonds & Notes (Cost $71,919)		72,204

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.460% due 12/25/2044 •	1,387	1,397

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

0.542% due 07/25/2049 •		2,968	3,003
0.560% due 07/25/2046 •		2,374	2,377
Freddie Mac
0.460% due 03/15/2037 - 08/15/2042 •		4,889	4,922
0.473% due 11/15/2043 •		988	999
0.623% due 01/15/2042 •		292	297
Ginnie Mae
0.584% due 12/20/2068 •		1,284	1,281
0.737% due 03/20/2065 •		753	762

Total U.S. Government Agencies (Cost $14,949)			15,038

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Notes
2.750% due 08/15/2021 (h)		120,700	121,107

Total U.S. Treasury Obligations (Cost $121,104)			121,107

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Trinity Square PLC 0.000% due 07/15/2059 •	GBP	4,200	5,820

Total Non-Agency Mortgage-Backed Securities (Cost $5,837)			5,820

ASSET-BACKED SECURITIES 0.3%
CoreVest American Finance Trust 2.968% due 10/15/2049		$75	75
SLC Student Loan Trust
0.229% due 03/15/2027 •		655	654
0.239% due 06/15/2029 •		851	849
SLM Student Loan Trust
0.266% due 01/26/2026 •		37	37
0.542% due 06/25/2043 •		732	723
0.589% due 12/15/2027 •		661	661
0.669% due 12/15/2025 •		580	580

Total Asset-Backed Securities (Cost $3,575)			3,579

SOVEREIGN ISSUES 0.8%
Export-Import Bank of India 1.149% (US0003M + 1.000%) due 08/21/2022 ~		1,500	1,507
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	13,930	4,273
0.750% due 07/31/2022		780	241
5.500% due 01/31/2022		9,510	3,012
Major Joint Local Government Bond 1.030% due 09/24/2021	JPY	100,000	902

Total Sovereign Issues (Cost $9,891)			9,935

		OUNCES
COMMODITIES 4.7%
Gold Warehouse Receipts		20,039	35,482
Platinum Warehouse Receipts		8,242	8,823
Silver Warehouse Receipts		414,650	10,848

Total Commodities (Cost $52,994)			55,153

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 42.1%
SHORT-TERM NOTES 1.3%
Federal Home Loan Bank
0.008% due 08/27/2021 (c)(d)		$7,000	6,999
0.014% due 08/06/2021 (c)(d)		5,300	5,300
0.015% due 08/04/2021 (c)(d)		3,000	3,000

			15,299

ISRAEL TREASURY BILLS 0.6%
(0.007)% due 11/30/2021 - 06/08/2022 (b)(c)	ILS	24,470	7,505

U.S. TREASURY BILLS 32.2%
0.031% due 07/06/2021 - 12/09/2021 (b)(c)(f)(h)		$376,597	376,570

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 8.0%
0.023% due 08/12/2021 - 10/19/2021 (a)(b)(c)(f)(h)	93,200	93,192

Total Short-Term Instruments (Cost $492,546)		492,566

Total Investments in Securities (Cost $772,815)		775,402

	SHARES
INVESTMENTS IN AFFILIATES 32.3%
SHORT-TERM INSTRUMENTS 32.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.3%
PIMCO Short Asset Portfolio	8,454,719	84,733
PIMCO Short-Term Floating NAV Portfolio III	29,709,450	292,965

Total Short-Term Instruments (Cost $376,930)		377,698

Total Investments in Affiliates (Cost $376,930)		377,698

Total Investments 98.6% (Cost $1,149,745)		$1,153,100
Financial Derivative Instruments (e)(g) (0.8)%(Cost or Premiums, net $31,616)		(9,784)
Other Assets and Liabilities, net 2.2%		25,660

Net Assets 100.0%		$1,168,976

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
(e)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance September Futures	09/2023	94	$18,644	$(31)	$0	$(1)
Aluminum October Futures	10/2021	228	14,367	228	228	0
Amsterdam Index July Futures	07/2021	54	9,340	1	42	(59)
Arabica Coffee December Futures	12/2021	251	15,309	378	0	(42)
Australia Government 10-Year Bond September Futures	09/2021	660	69,884	79	308	0
BIST 30 Index August Futures	08/2021	1,970	3,394	(114)	0	(64)
Brent Crude November Futures	09/2021	80	5,844	141	14	0
CAC 40 Index July Futures	07/2021	129	9,950	(138)	15	(91)
Coal December Futures	12/2021	20	2,134	443	74	0
Coal November Futures	11/2021	20	2,148	457	74	0
Coal October Futures	10/2021	20	2,173	482	78	0
Copper December Futures	12/2021	45	4,819	(287)	30	0
Corn December Futures	12/2021	455	13,388	4	910	0
Cotton No. 2 December Futures	12/2021	352	14,942	(280)	0	(472)
DAX Index September Futures	09/2021	18	8,286	(67)	80	(83)
E-mini NASDAQ 100 Index September Futures	09/2021	78	22,696	576	0	(17)
E-Mini Russell 2000 Index September Futures	09/2021	75	8,654	(11)	26	0
E-mini S&P 500 Index September Futures	09/2021	34	7,291	95	11	0
Euro-BTP Italy Government Bond September Futures	09/2021	875	139,132	(93)	453	0
FTSE 100 Index September Futures	09/2021	153	14,774	(198)	35	(84)
FTSE China A50 Index July Futures	07/2021	1,071	18,528	114	15	0
FTSE Taiwan Index July Futures	07/2021	305	18,608	368	165	0
FTSE/JSE Index September Futures	09/2021	136	5,702	(165)	58	(33)
FTSE/MIB Index September Futures	09/2021	108	16,010	(305)	66	(126)
Gas Oil November Futures	11/2021	399	23,890	(68)	0	(120)
Globex Natural Gas October Futures	09/2021	894	32,354	2,476	106	(11)
Gold 100 oz. December Futures	12/2021	91	16,160	(872)	74	0
Hang Seng China Enterprises Index July Futures	07/2021	73	4,969	(27)	0	(104)
Hang Seng Index July Futures	07/2021	15	2,766	(11)	0	(50)
Hard Red Winter Wheat December Futures	12/2021	27	900	29	42	0
IBEX 35 Index July Futures	07/2021	16	1,667	(29)	26	(111)
ICE Carbon Emissions December Futures	12/2021	243	16,242	1,141	251	0
Iron Ore August Futures	08/2021	1,005	20,415	843	463	0
Lead July Futures	07/2021	275	15,565	797	797	0
Lean Hogs October Futures	10/2021	101	3,526	(182)	0	(19)
MEXBOL Index September Futures	09/2021	214	5,439	(93)	14	(7)
Mini MSCI SING ETS Index July Futures	07/2021	759	20,063	47	293	(302)
Natural Gas August Futures	07/2021	320	11,783	1,955	893	0
Natural Gas August Futures	07/2021	360	10,996	1,681	813	0
New York Harbor ULSD November Futures	10/2021	176	15,747	(168)	21	0
Nickel October Futures	10/2021	109	11,915	237	237	0
Nikkei 225 Index September Futures	09/2021	9	1,164	(14)	0	(9)
OMX Stockholm 30 Index July Futures	07/2021	773	20,467	(106)	208	(133)
RBOB Gasoline November Futures	10/2021	255	22,049	138	1	0
S&P CNX Nifty Index July Futures	07/2021	531	16,723	(144)	0	(43)
S&P/Toronto Stock Exchange 60 September Futures	09/2021	94	18,240	112	0	(20)
Silver December Futures	12/2021	39	5,117	(372)	57	0
Silver July Futures	07/2021	112	14,652	17	164	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Soybean November Futures	11/2021	68	4,757	221	294	0
Soybean Oil December Futures	12/2021	86	3,238	614	76	0
SPI 200 Index September Futures	09/2021	291	39,408	(277)	98	0
Sugar No. 11 October Futures	09/2021	160	3,206	191	63	0
Swiss Market Index September Futures	09/2021	401	51,683	275	126	(420)
Topix Index September Futures	09/2021	125	21,862	(174)	0	(169)
Wheat December Futures	12/2021	50	1,713	(10)	79	0
WIG20 Index September Futures	09/2021	1,310	15,062	(194)	0	(454)
WTI Crude November Futures	10/2021	193	13,682	181	52	0
Zinc October Futures	10/2021	130	9,672	(184)	0	(184)

$9,707	$7,930	$(3,228)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor September Futures	09/2023	1,374	$(408,690)	$0	$16	$(90)
90-Day Eurodollar September Futures	09/2023	652	(161,370)	27	0	(10)
Cocoa December Futures	12/2021	84	(2,040)	41	0	0
Euro-OAT France Government 10-Year Bond September Futures	09/2021	30	(5,657)	(23)	2	(17)
Gold 100 oz. August Futures	08/2021	200	(35,432)	1,108	0	(160)
Live Cattle October Futures	10/2021	53	(2,717)	(83)	0	(9)
Palladium September Futures	09/2021	17	(4,725)	(232)	0	(167)
Platinum October Futures	10/2021	108	(5,794)	(5)	0	(12)
Silver September Futures	09/2021	198	(25,932)	(20)	0	(290)
Soybean Meal December Futures	12/2021	337	(12,863)	(611)	0	(989)
Volatility S&P 500 Index July Futures	07/2021	371	(6,642)	336	83	0
VSTOXX Mini July Futures	07/2021	990	(2,107)	35	18	(29)

$573	$119	$(1,773)

Total Futures Contracts	$10,280	$8,049	$(5,001)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$110,600	$(2,878)	$11	$(2,867)	$0	$(87)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	83,500	8,067	598	8,665	45	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	71,300	10,078	556	10,634	0	(89)

$15,267	$1,165	$16,432	$45	$(176)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2030	GBP	32,800	$(1,153)	$490	$(663)	$67	$0
Receive	1-Day INR-MIBOR Compounded-OIS	4.118	Semi-Annual	09/16/2025	INR	1,301,800	497	233	730	24	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025	549,300	178	120	298	11	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025	881,400	202	(641)	(439)	0	(18)
Receive	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026	1,165,000	165	227	392	26	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	03/17/2026	1,316,200	(287)	190	(97)	31	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	06/16/2026	66,000	(14)	16	2	2	0
Receive(4)	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026	2,386,400	280	201	481	68	0
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	(40)	775	46	0
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025	74,500	649	(39)	610	42	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025	71,900	(471)	44	(427)	0	(40)
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025	86,500	(814)	45	(769)	0	(48)
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025	219,900	(1,950)	118	(1,832)	0	(123)
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025	225,800	1,092	(150)	942	127	0
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025	103,500	(575)	67	(508)	0	(58)
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025	78,500	(533)	48	(485)	0	(44)
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025	50,200	(96)	40	(56)	0	(28)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	(99)	95	69	0
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	(3)	1	2	0
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	(142)	428	106	0
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	(127)	375	95	0
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	(188)	991	150	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	(82)	331	63	0
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(206)	701	495	197	0
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(155)	(155)	0	(99)
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(16)	19	0	(8)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	334	3,418	0	(142)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	93,400	872	112	984	165	0
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	(104)	449	345	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	(1,090)	2,457	1,367	0	(17)
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	(119)	532	413	0	(6)
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	12	(5)	7	0	(3)
Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	(8)	(44)	(52)	3	0
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	(7)	104	97	0	(6)
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	7	9	16	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	37	(114)	(77)	0	(21)
Pay	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		24,000	(23)	(1)	(24)	1	0
Pay	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	(72)	(4)	(76)	4	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		130,200	(50)	(10)	(60)	5	0
Pay	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	12	(2)	10	3	0
Pay	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	49	(4)	45	5	0
Receive	3-Month CNY-CNREPOFIX	2.900	Quarterly	03/17/2026		354,400	(338)	11	(327)	0	(16)
Receive	3-Month CNY-CNREPOFIX	2.927	Quarterly	03/17/2026		90,000	(102)	2	(100)	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.993	Quarterly	03/17/2026		115,000	(183)	3	(180)	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026		905,900	353	(216)	137	39	0
Receive(4)	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		854,800	856	(487)	369	0	(50)
Pay	3-Month COP-IBR Compounded-OIS	4.850	Quarterly	01/08/2025	COP	57,936,900	78	98	176	0	(37)
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025		32,399,200	397	(520)	(123)	22	0
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	58	76	13	0
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	47	101	0	(28)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(441)	(518)	0	(45)
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(409)	(510)	0	(33)
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(315)	787	472	23	0
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(528)	(720)	0	(32)
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	1,890	1,094	41	0
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	238	(965)	(727)	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(646)	1,731	1,085	62	0
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(659)	1,888	1,229	81	0
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(63)	481	418	34	0
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(232)	(275)	0	(33)
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(64)	(64)	0	(34)
Receive	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		63,264,000	0	308	308	42	0
Pay	3-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	73,000	497	3	500	3	0
Pay	3-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		204,120	1,560	5	1,565	10	0
Receive	3-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	(95)	0	(95)	0	(1)
Receive	3-Month HKD-HIBOR	1.470	Quarterly	12/18/2024		271,200	(1,061)	4	(1,057)	0	(18)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	3-Month HKD-HIBOR	1.593	Quarterly	12/18/2024		107,200	478	(1)	477	7	0
Receive	3-Month HKD-HIBOR	1.731	Quarterly	12/18/2024		218,100	(1,106)	1	(1,105)	0	(15)
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025		207,300	689	(3)	686	14	0
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	2,605	3	2,608	36	0
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	1,592	2	1,594	21	0
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	(1,075)	(2)	(1,077)	0	(13)
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	190	(1)	189	9	0
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	(183)	1	(182)	0	(6)
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	811	4	815	14	0
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	97	1	98	0	(9)
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(153)	(1)	(154)	20	0
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	65	(1)	64	0	(27)
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	32	1	33	10	0
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	(566)	(8)	(574)	0	(26)
Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	135	(2)	133	0	(10)
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(265)	4	(261)	22	0
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(55)	3	(52)	9	0
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	28	(1)	27	0	(6)
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(27)	2	(25)	6	0
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(884)	23	(861)	48	0
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	134	(5)	129	0	(9)
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	237	(8)	229	0	(16)
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(90)	4	(86)	7	0
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	239	(10)	229	0	(19)
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	204	(9)	195	0	(17)
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	217	(14)	203	0	(25)
Receive	3-Month HKD-HIBOR	0.900	Quarterly	03/17/2026		594,600	(256)	(43)	(299)	0	(65)
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	48	7	55	11	0
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	(185)	(14)	(199)	0	(20)
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	371	78	449	60	0
Pay(4)	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		1,138,300	(382)	(880)	(1,262)	158	0
Pay(4)	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		136,200	0	(37)	(37)	19	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	0	(117)	(117)	0	(10)
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	0	74	74	27	0
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	(631)	(125)	(756)	12	0
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	275	56	331	0	(5)
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	361	82	443	0	(8)
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	234	46	280	0	(5)
Receive	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	1,643	506	2,149	0	(67)
Receive	3-Month KRW-KORIBOR	1.400	Quarterly	03/17/2026		79,345,400	330	382	712	0	(50)
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	06/16/2026		51,825,400	30	262	292	0	(37)
Receive(4)	3-Month KRW-KORIBOR	1.500	Quarterly	09/15/2026		29,063,700	174	67	241	0	(23)
Receive(4)	3-Month KRW-KORIBOR	1.625	Quarterly	09/15/2026		13,358,400	(1)	39	38	0	(11)
Receive(4)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		$9,300	(62)	1	(61)	0	(16)
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		2,800	(48)	(7)	(55)	0	(8)
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		2,800	(106)	(16)	(122)	0	(19)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	513	(42)	471	0	(13)
Receive	3-Month ZAR-JIBAR	7.545	Quarterly	03/20/2024		99,200	(493)	46	(447)	14	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		407,090	2,175	(192)	1,983	0	(57)
Pay	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		2,900	15	(1)	14	0	0
Receive	3-Month ZAR-JIBAR	7.105	Quarterly	07/31/2024		129,900	(592)	51	(541)	21	0
Pay	3-Month ZAR-JIBAR	6.835	Quarterly	08/28/2024		67,100	242	(12)	230	0	(11)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025		553,100	2,181	(137)	2,044	0	(102)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	42	(405)	31	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(66)	568	0	(38)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	226	(2,341)	92	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	330	(2,705)	125	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(65)	440	0	(44)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(47)	360	0	(31)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(100)	163	0	(47)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(41)	(110)	0	(51)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(44)	(64)	(108)	0	(54)
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(15)	(91)	0	(13)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	89	569	57	0
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	24	497	46	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	58	101	120	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	5	(4)	4	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(645)	(530)	0	(137)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(529)	(520)	0	(103)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	446	446	250	0
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	74	(237)	(163)	0	(8)
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	(92)	(452)	(544)	0	(12)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	(14)	(18)	(32)	0	0
Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	78	53	131	2	0
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	17	14	31	0	0
Receive	6-Month CLP-CHILIBOR	1.750	Semi-Annual	02/12/2026		14,274,600	629	638	1,267	39	0
Receive	6-Month CLP-CHILIBOR	2.290	Semi-Annual	03/09/2026		16,319,000	157	773	930	42	0
Receive	6-Month CLP-CHILIBOR	2.525	Semi-Annual	03/22/2026		16,304,900	(89)	800	711	41	0
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(480)	(473)	0	(25)
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(421)	(421)	0	(39)
Receive	6-Month CLP-CHILIBOR	3.075	Semi-Annual	06/11/2026		12,134,300	0	259	259	42	0
Receive	6-Month CLP-CHILIBOR	3.170	Semi-Annual	06/21/2026		15,197,900	0	262	262	60	0
Pay	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	770,900	241	(62)	179	41	0
Receive	6-Month CZK-PRIBOR	1.945	Annual	03/20/2024		648,500	(365)	41	(324)	0	(35)
Pay	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	381	(3)	378	16	0
Pay	6-Month CZK-PRIBOR	1.810	Annual	03/29/2024		47,300	23	(8)	15	2	0
Pay	6-Month CZK-PRIBOR	1.838	Annual	06/19/2024		342,300	(80)	130	50	12	0
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		1,293,130	87	(566)	(479)	0	(47)
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		803,300	(117)	(425)	(542)	0	(29)
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		703,900	27	303	330	22	0
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		401,600	(154)	(12)	(166)	0	(10)
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(77)	(557)	21	0
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(17)	(147)	3	0
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(67)	(585)	12	0
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(51)	(593)	6	0
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(40)	(449)	5	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	35	369	0	(3)
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(7)	(254)	1	0
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	(16)	225	0	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	(2)	10	0	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	40	(571)	3	0
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	(77)	1,613	15	0
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026		946,700	464	60	524	0	(3)
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	40	389	0	(3)
Pay	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	EUR	29,300	311	90	401	50	0
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	4,693,800	171	(21)	150	0	(12)
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	418	42	460	26	0
Pay	6-Month HUF-BBR	2.000	Annual	03/20/2024		2,277,400	85	(89)	(4)	7	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		6,326,450	(292)	(127)	(419)	21	0
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		1,638,000	(190)	(54)	(244)	6	0
Receive	6-Month HUF-BBR	1.000	Annual	09/18/2024		4,673,400	425	88	513	0	(16)
Pay	6-Month HUF-BBR	0.646	Annual	11/29/2024		456,600	(56)	(21)	(77)	2	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025		12,565,900	580	622	1,202	0	(49)
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	308	562	0	(25)
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	190	323	0	(15)
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	136	253	0	(11)
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(676)	(1,865)	46	0
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(409)	(1,226)	27	0
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(391)	(1,071)	26	0
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,618	903	2,521	0	(59)
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(509)	(1,758)	31	0
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	208	406	0	(14)
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	307	634	0	(21)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	32	65	0	(2)
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(270)	(1,195)	31	0
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(333)	(1,437)	30	0
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(135)	(806)	14	0
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	13	84	0	(2)
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	340	2,679	0	(63)
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(253)	(1,091)	21	0
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(1,015)	(3,303)	44	0
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	536	1,638	0	(24)
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	832	2,529	0	(37)
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	548	557	0	(22)
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	1,156	1,240	0	(42)
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(112)	(129)	3	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	12/16/2030	JPY	7,970,000	(792)	271	(521)	0	(10)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/16/2031		19,420,000	(1,649)	80	(1,569)	0	(43)
Pay	6-Month PLN-WIBOR	1.775	Annual	06/04/2026	CZK	848,900	113	(336)	(223)	0	(4)
Receive(4)	6-Month PLN-WIBOR	1.934	Annual	07/02/2026		1,432,000	0	19	19	19	0
Receive	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	(946)	(990)	(1,936)	0	(161)
Pay	6-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	2,996	1,250	4,246	407	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		69,000	(665)	(23)	(688)	0	(99)
Pay	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		58,300	237	172	409	88	0
Receive	6-Month PLN-WIBOR	1.750	Annual	09/18/2024		108,700	(388)	(521)	(909)	0	(184)
Pay	6-Month PLN-WIBOR	1.636	Annual	11/29/2024		127,500	458	354	812	228	0
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		263,800	(1,057)	(641)	(1,698)	0	(474)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025		298,500	(1,972)	(578)	(2,550)	0	(555)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	402	2,443	661	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	186	1,213	586	0
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	5	(6)	66	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	9	230	0	(125)
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(11)	(226)	68	0
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(1)	(13)	4	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	259	(43)	216	0	(78)
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	106	(458)	141	0
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	65	(1,049)	264	0
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	(67)	757	0	(240)
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	(253)	1,700	0	(752)
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	(86)	118	0	(251)
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	(316)	470	0	(631)
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	(40)	(53)	0	(26)
Pay	6-Month SGD-SOR	2.223	Semi-Annual	12/19/2023	SGD	6,070	165	14	179	0	0
Pay	6-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		29,100	797	71	868	0	0
Pay	6-Month SGD-SOR	1.450	Semi-Annual	12/18/2024		10,800	164	0	164	1	0
Receive	6-Month SGD-SOR	1.602	Semi-Annual	12/18/2024		42,500	(800)	(12)	(812)	0	(4)
Pay	6-Month SGD-SOR	1.210	Semi-Annual	03/18/2025		19,000	203	(19)	184	1	0
Pay	6-Month SGD-SOR	1.296	Semi-Annual	03/18/2025		70,000	915	(59)	856	5	0
Pay	6-Month SGD-SOR	1.423	Semi-Annual	03/18/2025		27,100	450	(17)	433	2	0
Receive	6-Month SGD-SOR	1.546	Semi-Annual	03/18/2025		39,200	(784)	16	(768)	0	(3)
Receive	6-Month SGD-SOR	0.660	Semi-Annual	06/17/2025		26,900	194	36	230	0	(2)
Pay	6-Month SGD-SOR	0.970	Semi-Annual	06/17/2025		13,700	19	(12)	7	1	0
Receive	6-Month SGD-SOR	1.110	Semi-Annual	06/17/2025		19,300	(101)	11	(90)	0	(2)
Receive	6-Month SGD-SOR	1.168	Semi-Annual	06/17/2025		16,100	(110)	8	(102)	0	(1)
Pay	6-Month SGD-SOR	1.530	Semi-Annual	06/17/2025		21,400	361	2	363	2	0
Receive	6-Month SGD-SOR	0.455	Semi-Annual	09/16/2025		14,200	205	28	233	0	(2)
Pay	6-Month SGD-SOR	0.522	Semi-Annual	09/16/2025		56,200	(695)	(104)	(799)	7	0
Receive	6-Month SGD-SOR	0.544	Semi-Annual	09/16/2025		19,700	230	36	266	0	(2)
Receive	6-Month SGD-SOR	0.561	Semi-Annual	09/16/2025		41,500	463	74	537	0	(5)
Pay	6-Month SGD-SOR	0.575	Semi-Annual	09/16/2025		21,200	(227)	(37)	(264)	2	0
Pay	6-Month SGD-SOR	0.585	Semi-Annual	09/16/2025		56,200	(584)	(98)	(682)	7	0
Receive	6-Month SGD-SOR	0.623	Semi-Annual	09/16/2025		34,800	320	59	379	0	(4)
Pay	6-Month SGD-SOR	0.498	Semi-Annual	12/16/2025		38,200	(609)	(38)	(647)	7	0
Receive	6-Month SGD-SOR	0.515	Semi-Annual	12/16/2025		55,000	846	54	900	0	(10)
Pay	6-Month SGD-SOR	0.555	Semi-Annual	12/16/2025		14,300	(202)	(13)	(215)	3	0
Pay	6-Month SGD-SOR	0.571	Semi-Annual	12/16/2025		20,500	(280)	(18)	(298)	4	0
Pay	6-Month SGD-SOR	0.480	Semi-Annual	03/17/2026		48,900	(888)	(54)	(942)	10	0
Pay	6-Month SGD-SOR	0.483	Semi-Annual	03/17/2026		50,000	(903)	(56)	(959)	10	0
Receive	6-Month SGD-SOR	0.503	Semi-Annual	03/17/2026		38,000	659	41	700	0	(8)
Receive	6-Month SGD-SOR	0.547	Semi-Annual	03/17/2026		18,300	290	18	308	0	(4)
Receive	6-Month SGD-SOR	0.568	Semi-Annual	03/17/2026		49,500	748	48	796	0	(10)
Pay	6-Month SGD-SOR	0.585	Semi-Annual	03/17/2026		51,200	(742)	(48)	(790)	11	0
Receive	6-Month SGD-SOR	0.681	Semi-Annual	03/17/2026		58,900	656	47	703	0	(12)
Receive	6-Month SGD-SOR	0.791	Semi-Annual	03/17/2026		88,600	647	54	701	0	(19)
Receive	6-Month SGD-SOR	1.000	Semi-Annual	03/17/2026		26,700	0	8	8	0	(6)
Receive	6-Month SGD-SOR	1.100	Semi-Annual	06/16/2026		17,000	(42)	19	(23)	0	(4)
Receive(4)	6-Month SGD-SOR	1.250	Semi-Annual	09/15/2026		50,450	(224)	15	(209)	0	(7)
Pay	28-Day MXN-TIIE	8.520	Lunar	01/03/2023	MXN	152,100	624	(193)	431	10	0
Pay	28-Day MXN-TIIE	8.035	Lunar	02/28/2024		324,820	1,175	(419)	756	22	0
Pay	28-Day MXN-TIIE	6.570	Lunar	09/26/2024		589,100	1,041	(790)	251	47	0
Receive	28-Day MXN-TIIE	6.480	Lunar	10/29/2024		212,000	(329)	275	(54)	0	(18)
Pay	28-Day MXN-TIIE	6.710	Lunar	11/28/2024		9,100	18	(13)	5	1	0
Pay	28-Day MXN-TIIE	6.475	Lunar	01/30/2025		398,600	616	(548)	68	38	0
Receive	28-Day MXN-TIIE	6.440	Lunar	02/04/2025		1,137,700	(1,705)	1,597	(108)	0	(110)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/27/2025		256,400	(356)	354	(2)	0	(26)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/24/2025		66,200	(148)	93	(55)	0	(7)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/26/2025		355,100	(839)	502	(337)	0	(37)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	6.210	Lunar	04/03/2025	656,100	704	(931)	(227)	68	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/13/2025	462,100	521	(650)	(129)	49	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/23/2025	298,300	(104)	(401)	(505)	31	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/07/2025	216,700	(75)	(293)	(368)	23	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/12/2025	358,200	(347)	(471)	(818)	37	0
Receive	28-Day MXN-TIIE	4.830	Lunar	07/01/2025	23,400	37	32	69	0	(3)
Receive	28-Day MXN-TIIE	4.849	Lunar	07/01/2025	242,500	377	328	705	0	(26)
Receive	28-Day MXN-TIIE	4.775	Lunar	07/02/2025	666,300	1,131	884	2,015	0	(71)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/15/2025	496,500	(670)	(678)	(1,348)	53	0
Receive	28-Day MXN-TIIE	4.800	Lunar	02/11/2026	1,020,400	2,246	1,376	3,622	0	(99)
Receive	28-Day MXN-TIIE	5.550	Lunar	03/18/2026	529,400	369	723	1,092	0	(51)
Receive	28-Day MXN-TIIE	6.095	Lunar	03/26/2026	533,300	(258)	761	503	0	(52)
Receive	28-Day MXN-TIIE	5.880	Lunar	04/22/2026	238,200	5	336	341	0	(23)
Receive	28-Day MXN-TIIE	6.255	Lunar	05/27/2026	300,800	0	207	207	0	(29)
Pay	28-Day MXN-TIIE	6.050	Lunar	06/10/2026	293,900	0	(328)	(328)	28	0
Receive	28-Day MXN-TIIE	6.460	Lunar	06/24/2026	505,000	0	136	136	0	(48)

$16,037	$11,152	$27,189	$6,734	$(7,237)

Total Swap Agreements	$31,304	$12,317	$43,621	$6,779	$(7,413)

(f)	Securities with an aggregate market value of $105,775 and cash of $8,327 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	BRL	16,866	$3,372	$0	$(19)
07/2021	$3,348	BRL	16,866	43	0
07/2021	914	MXN	18,123	1	(7)
09/2021	CHF	57,432	$62,724	551	0
09/2021	CLP	4,401,150	6,100	117	0
09/2021	EUR	373	453	10	0
09/2021	RON	32,248	7,798	55	0
09/2021	THB	319,333	10,000	39	0
09/2021	$11,492	CNH	73,783	0	(131)
09/2021	346	EUR	290	0	(2)
09/2021	309	GBP	222	0	(1)
09/2021	15,144	IDR	218,264,876	0	(290)
09/2021	21,827	INR	1,613,636	0	(287)
09/2021	8,900	PEN	33,375	0	(203)
09/2021	8,072	PHP	388,954	0	(144)
09/2021	4,226	PLN	16,043	0	(18)
BPS	07/2021	MXN	27,166	$1,370	9	0
09/2021	CAD	91,700	74,741	768	0
09/2021	CHF	11,443	12,510	122	0
09/2021	EUR	9,375	11,133	3	0
09/2021	GBP	37,625	52,675	621	0
09/2021	HUF	4,481,892	15,300	192	0
09/2021	IDR	186,044,140	12,751	73	0
09/2021	JPY	100,000	957	56	0
09/2021	NZD	22,500	15,896	171	0
09/2021	SGD	19,613	14,816	231	0
09/2021	THB	295,654	9,207	9	(25)
09/2021	$3,700	BRL	19,936	278	0
09/2021	14,406	CHF	12,875	0	(468)
09/2021	23,986	GBP	16,938	0	(553)
09/2021	9,923	IDR	144,183,640	0	(97)
09/2021	8,500	THB	265,231	0	(226)
11/2021	974	MXN	19,661	0	(4)
BRC	07/2021	445	8,933	2	0
09/2021	GBP	1,755	$2,486	58	0
09/2021	THB	1,545,254	49,532	1,330	0
09/2021	TRY	11,154	1,225	0	(16)
09/2021	$1,113	CZK	23,927	0	(1)
09/2021	16,028	EUR	13,139	0	(429)
09/2021	54,473	GBP	38,462	0	(1,260)
09/2021	401	HUF	119,580	2	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

	09/2021		12,814	ILS	41,560	0	(58)
	09/2021		2,770	PLN	10,539	0	(5)
CBK	07/2021	BRL	192,685		$37,033	0	(1,707)
	07/2021	MXN	67,456		3,291	0	(89)
	07/2021	PEN	103,965		27,310	258	(1)
	07/2021		$38,520	BRL	192,685	220	0
	07/2021		663	MXN	13,467	11	0
	07/2021		18,749	PEN	72,375	91	0
	08/2021	PEN	6,678		$1,679	0	(61)
	08/2021		$10,077	BRL	50,850	112	0
	09/2021	CLP	10,596,256		$14,401	0	(4)
	09/2021		$6,400	BRL	32,178	21	0
	09/2021		8,700	COP	31,824,600	0	(246)
	09/2021		11,100	IDR	161,505,000	0	(94)
	09/2021		16,158	KRW	17,978,775	0	(252)
	09/2021		3,270	MXN	67,456	88	0
	09/2021		19,447	THB	607,944	0	(483)
	09/2021		25	TWD	695	0	0
	09/2021		18,570	ZAR	253,461	0	(960)
	10/2021	PEN	65,697		$17,086	0	(31)
	11/2021	ILS	17,495		5,339	4	(42)
	11/2021		$13,999	MXN	284,395	14	0
	01/2022	ILS	1,150		$354	0	0
	02/2022		2,141		663	4	0
	03/2022		2,850		870	0	(7)
	04/2022		7,700		2,357	0	(15)
	06/2022		5,800		1,790	1	0
	08/2022		791		239	0	(5)
FBF	09/2021	JPY	4,062,500		36,670	83	0
GLM	07/2021	BRL	280,564		56,073	0	(336)
	07/2021		$55,214	BRL	280,564	1,194	0
	07/2021		551	MXN	10,975	0	(2)
	08/2021		4,338	BRL	21,847	39	0
	08/2021		13,898	COP	52,126,223	108	(142)
	09/2021	CAD	47,800		$38,636	77	0
	09/2021	CHF	50,000		54,617	489	0
	09/2021	CLP	10,374,749		14,099	0	(5)
	09/2021	HUF	10,087,132		35,140	1,138	0
	09/2021	MXN	605,063		29,600	0	(519)
	09/2021	PHP	538,450		11,000	24	0
	09/2021	RON	180,641		44,174	798	0
	09/2021	SGD	69,356		51,816	240	0
	09/2021	THB	586,947		18,582	273	0
	09/2021	TWD	7,205		263	3	0
	09/2021		$29,800	BRL	150,167	164	0
	09/2021		102	CZK	2,167	0	(1)
	09/2021		42,125	HUF	12,023,561	0	(1,595)
	09/2021		77	ILS	250	0	0
	09/2021		15,000	MXN	300,732	0	(30)
	09/2021		8,697	MYR	36,078	0	(27)
	09/2021		5,335	PLN	20,270	0	(18)
	09/2021		19,311	RON	79,787	0	(153)
	09/2021		15,628	SGD	20,700	0	(235)
	09/2021		9,885	ZAR	135,529	0	(469)
	03/2022	ILS	1,340		$408	0	(5)
HUS	07/2021		$3,779	MXN	76,833	70	0
	09/2021	CNH	130,588		$20,186	103	(24)
	09/2021	JPY	2,234,600		20,442	318	0
	09/2021	KRW	24,192,700		21,400	0	(3)
	09/2021	MXN	8,613		410	0	(19)
	09/2021	RON	21,741		5,257	36	0
	09/2021	TRY	4,294		475	0	(2)
	09/2021		$13,684	CNH	87,958	0	(141)
	09/2021		132	CZK	2,834	0	(1)
	09/2021		355	GBP	252	0	(6)
	09/2021		160	HUF	47,574	1	0
	09/2021		16,849	ILS	54,839	0	(17)
	09/2021		3,252	NOK	26,900	0	(127)
	09/2021		5,158	PLN	19,740	23	(3)
	09/2021		10,246	RUB	760,536	56	0
	09/2021		9,348	THB	291,237	0	(263)
	12/2021	PEN	237		$64	2	0
	12/2021		$4,186	PEN	15,412	0	(174)
	01/2022	ILS	2,786		$852	1	(6)
IND	09/2021		$145	PLN	552	0	(1)
JPM	08/2021	COP	122,534,620		$33,548	958	0
	09/2021		77,520,750		20,500	0	(94)
	09/2021	EUR	28,250		33,846	306	0
	09/2021	GBP	39,250		54,268	0	(34)
	09/2021	HKD	18,297		2,358	2	0
	09/2021	JPY	9,287,500		84,604	962	0
	09/2021	KRW	7,483,872		6,600	0	(21)
	09/2021	NOK	192,000		22,581	275	0
	09/2021	RON	20,680		5,000	34	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

09/2021	RUB	108,075	1,479	15	0
09/2021	SEK	214,000	25,282	262	0
09/2021	THB	226,487	7,093	28	0
09/2021	$18,400	COP	66,184,800	0	(818)
09/2021	5,339	CZK	111,234	0	(169)
09/2021	21,001	INR	1,545,699	0	(369)
09/2021	17,373	NZD	24,083	0	(542)
09/2021	29,550	RON	119,707	0	(806)
09/2021	13,100	RUB	960,669	0	(87)
09/2021	ZAR	128,283	$8,970	57	0
11/2021	ILS	1,080	334	2	0
MYI	09/2021	20,244	6,200	0	(14)
09/2021	MYR	92,880	22,300	0	(25)
09/2021	NZD	18,700	13,339	270	0
09/2021	PEN	53,595	13,500	0	(467)
09/2021	PLN	88,364	23,931	752	0
09/2021	$4,587	AUD	5,916	0	(149)
09/2021	99,000	CAD	119,645	0	(2,484)
09/2021	53,695	CHF	47,856	0	(1,888)
09/2021	22,770	CLP	16,356,675	0	(538)
09/2021	233	EUR	191	0	(6)
09/2021	331	GBP	234	0	(8)
09/2021	7,500	HUF	2,151,129	0	(249)
09/2021	441	ILS	1,433	0	(1)
09/2021	9,174	PHP	439,760	0	(210)
09/2021	6,777	PLN	24,850	0	(258)
09/2021	4,000	RUB	296,552	17	0
09/2021	24,275	SEK	200,015	0	(890)
09/2021	8,852	THB	275,828	0	(248)
09/2021	213	ZAR	3,035	0	(2)
09/2021	ZAR	41,368	$3,000	126	0
01/2022	ILS	6,098	1,866	0	(10)
RBC	09/2021	AUD	10,500	8,123	246	0
09/2021	HKD	19,725	2,541	0	0
09/2021	$1,078	EUR	904	0	(5)
RYL	09/2021	2,592	KZT	1,128,775	19	0
SCX	07/2021	6,048	PEN	24,075	210	0
09/2021	AUD	12,400	$9,420	118	0
09/2021	GBP	261	368	7	0
09/2021	INR	1,115,021	15,083	199	0
09/2021	PEN	24,075	6,053	0	(220)
09/2021	$6,685	AUD	8,621	0	(218)
09/2021	898	EUR	753	0	(4)
09/2021	940	GBP	672	0	(10)
09/2021	17,952	NOK	148,000	0	(758)
09/2021	10,800	NZD	15,000	0	(317)
09/2021	ZAR	189,458	$13,592	429	0
SOG	09/2021	TRY	482	53	0	0
09/2021	$5,697	CAD	6,900	0	(131)
09/2021	7,657	CHF	6,875	0	(214)
SSB	07/2021	BRL	82,898	$15,624	0	(1,043)
09/2021	$5,292	EUR	4,342	0	(137)
09/2021	425	GBP	304	0	(4)
TOR	09/2021	5,100	MXN	102,327	0	(6)
09/2021	29,406	SGD	38,927	0	(458)
UAG	09/2021	PLN	4,758	$1,277	29	0
09/2021	$155	CZK	3,310	0	(1)

Total Forward Foreign Currency Contracts	$16,128	$(26,478)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC USD versus JPY	JPY	90.000	07/08/2021	144,000	$14	$0

Total Purchased Options	$14	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$477	$477	$0
Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024	52,800	0	10	10	0
Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025	67,600	0	36	36	0
Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025	84,900	0	(37)	0	(37)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

	Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025		83,800	0	(121)	0	(121)
	Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025		126,000	0	(256)	0	(256)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		6,300	9	5	14	0
	Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025		50,500	0	53	53	0
	Receive	3-Month ILS-TELBOR	0.684	Annual	03/10/2026		120,400	0	(312)	0	(312)
	Receive	3-Month ILS-TELBOR	0.712	Annual	03/19/2026		325,900	0	(957)	0	(957)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	169	239	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024		29,618,300	352	(84)	268	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		13,159,600	(169)	(3)	0	(172)
	Receive	3-Month KRW-KORIBOR	1.288	Quarterly	12/18/2024		15,566,200	0	110	110	0
	Receive	3-Month KRW-KORIBOR	1.425	Quarterly	01/28/2025		56,782,600	0	146	146	0
	Pay	3-Month KRW-KORIBOR	1.315	Quarterly	03/18/2025		78,901,900	0	(592)	0	(592)
	Receive	3-Month KRW-KORIBOR	1.372	Quarterly	03/18/2025		16,252,700	0	91	91	0
	Pay	3-Month MYR-KLIBOR	2.153	Quarterly	03/17/2026	MYR	80,200	0	(372)	0	(372)
	Receive	3-Month MYR-KLIBOR	2.367	Quarterly	03/17/2026		15,300	0	36	36	0
	Pay	3-Month MYR-KLIBOR	2.700	Quarterly	06/16/2026		83,900	78	7	85	0
BPS	Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/17/2025	CNY	111,400	0	(146)	0	(146)
	Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(543)	0	(543)
	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	50	50	0
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	(44)	0	(44)
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	119	119	0
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	(4)	0	(4)
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	(366)	0	(366)
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	(77)	0	(77)
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	197	197	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		27,844,000	(360)	(4)	0	(364)
	Receive	3-Month KRW-KORIBOR	1.213	Quarterly	12/18/2024		36,023,000	0	339	339	0
	Pay	3-Month KRW-KORIBOR	1.330	Quarterly	03/18/2025		17,246,200	0	(121)	0	(121)
	Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/17/2025		24,270,400	0	(504)	0	(504)
	Receive	3-Month MYR-KLIBOR	2.377	Quarterly	03/17/2026	MYR	90,700	0	201	201	0
	Receive	3-Month MYR-KLIBOR	2.646	Quarterly	03/17/2026		134,900	0	(92)	0	(92)
	Receive	6-Month THB-THBFIX Reuters	1.111	Semi-Annual	03/17/2026	THB	385,200	0	(122)	0	(122)
CBK	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023	ILS	40,976	0	(458)	0	(458)
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	370	370	0
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	(59)	0	(59)
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	(139)	0	(139)
	Receive	3-Month ILS-TELBOR	0.257	Annual	12/11/2025		25,500	0	77	77	0
	Pay	3-Month ILS-TELBOR	0.573	Annual	04/20/2026		42,200	0	19	19	0
	Pay	3-Month KRW-KORIBOR	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	(127)	0	(127)
	Pay	3-Month KRW-KORIBOR	0.805	Quarterly	09/16/2025		26,616,300	0	(774)	0	(774)
	Pay	3-Month MYR-KLIBOR	2.020	Quarterly	09/17/2025	MYR	39,500	0	(195)	0	(195)
	Receive	3-Month MYR-KLIBOR	2.271	Quarterly	09/17/2025		56,200	0	141	141	0
	Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025		42,700	0	(257)	0	(257)
	Pay	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	858,500	0	209	209	0
	Receive	6-Month THB-THBFIX Reuters	1.190	Semi-Annual	06/16/2026		981,600	0	(334)	0	(334)
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	160	160	0
	Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025		46,100	0	(28)	0	(28)
	Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025		92,900	0	(297)	0	(297)
	Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025		116,000	0	(348)	0	(348)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		77,000	16	150	166	0
	Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025		99,300	0	(317)	0	(317)
	Receive	3-Month ILS-TELBOR	0.233	Annual	12/02/2025		69,800	0	233	233	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	01/15/2026		51,400	0	126	126	0
	Pay	3-Month ILS-TELBOR	0.586	Annual	04/23/2026		144,800	0	89	89	0
	Pay	3-Month MYR-KLIBOR	2.098	Quarterly	09/17/2025	MYR	40,400	0	(169)	0	(169)
	Receive	3-Month MYR-KLIBOR	2.840	Quarterly	06/16/2026		57,000	0	(148)	0	(148)
	Pay	6-Month THB-THBFIX	0.710	Semi-Annual	09/16/2025	THB	297,300	0	(52)	0	(52)
	Pay	6-Month THB-THBFIX	0.793	Semi-Annual	09/16/2025		302,400	0	(18)	0	(18)
	Receive	6-Month THB-THBFIX	0.824	Semi-Annual	12/16/2025		374,500	0	40	40	0
	Receive	6-Month THB-THBFIX	0.837	Semi-Annual	03/17/2026		373,700	0	39	39	0
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	199	199	0
	Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024	ILS	43,500	12	(323)	0	(311)
	Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	25	25	0
	Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025		33,300	0	88	88	0
	Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025		31,700	0	(56)	0	(56)
	Receive	3-Month ILS-TELBOR	0.390	Annual	02/05/2026		142,100	0	225	225	0
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	429	429	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		16,062,000	(130)	(80)	0	(210)
	Receive	3-Month KRW-KORIBOR	1.245	Quarterly	12/18/2024		8,311,400	0	70	70	0
IND	Receive	3-Month CNY-CNREPOFIX	1.835	Quarterly	04/10/2025	CNY	58,500	0	293	293	0
	Receive	3-Month KRW-KORIBOR	1.005	Quarterly	04/10/2025	KRW	9,109,700	0	163	163	0
JPM	Pay	3-Month CNY-CNREPOFIX	2.638	Quarterly	03/18/2025	CNY	568,900	0	(220)	0	(220)
	Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/20/2025		132,300	0	(133)	0	(133)
	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	1,791	1,791	0
	Pay	3-Month KRW-KORIBOR	1.119	Quarterly	03/18/2025	KRW	42,426,700	0	(594)	0	(594)
	Pay	3-Month KRW-KORIBOR	1.240	Quarterly	03/18/2025		13,601,700	0	(136)	0	(136)
	Pay	3-Month KRW-KORIBOR	1.200	Quarterly	03/20/2025		28,741,800	0	(327)	0	(327)
MYC	Pay	6-Month THB-THBFIX Reuters(2)	1.000	Semi-Annual	09/15/2026	THB	9,600	(1)	0	0	(1)
NGF	Pay	6-Month THB-THBFIX Reuters	1.130	Semi-Annual	06/16/2026		688,500	128	43	171	0
	Pay	6-Month THB-THBFIX Reuters(2)	1.000	Semi-Annual	09/15/2026		1,085,700	(97)	36	0	(61)
SCX	Receive	3-Month CNY-CNREPOFIX	2.430	Quarterly	03/06/2025	CNY	101,500	0	151	151	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	40,658,800	390	(22)	368	0
	Pay	3-Month KRW-KORIBOR	1.160	Quarterly	10/11/2024		19,701,700	0	(182)	0	(182)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month KRW-KORIBOR	0.990	Quarterly	03/06/2025	20,616,600	0	369	369	0
Receive	3-Month KRW-KORIBOR	0.965	Quarterly	03/27/2025	47,240,900	0	915	915	0
Pay	3-Month MYR-KLIBOR	2.915	Quarterly	03/18/2025	MYR	111,300	0	429	429	0
Receive	3-Month MYR-KLIBOR	2.033	Quarterly	12/16/2025	89,800	0	482	482	0
Receive	3-Month MYR-KLIBOR	2.363	Quarterly	03/17/2026	55,500	0	132	132	0
Pay	6-Month THB-THBFIX	0.843	Semi-Annual	06/17/2025	THB	260,300	0	3	3	0
Receive	6-Month THB-THBFIX	1.018	Semi-Annual	06/17/2025	384,500	0	(87)	0	(87)
Receive	6-Month THB-THBFIX	0.853	Semi-Annual	09/16/2025	295,700	0	(7)	0	(7)
Pay	6-Month THB-THBFIX	0.741	Semi-Annual	12/16/2025	275,100	0	(61)	0	(61)
Receive	6-Month THB-THBFIX Reuters	1.069	Semi-Annual	03/17/2026	478,800	0	(120)	0	(120)

$298	$(1,283)	$10,443	$(11,428)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BOVESPA Index	395	1-Month USD-LIBOR plus a specified spread	Maturity	08/18/2021	BRL	51,799	$0	$(308)	$0	$(308)
Receive	KOSPI2 Index	33,750,000	1-Month USD-LIBOR plus a specified spread	Maturity	09/09/2021	KRW	14,657,174	0	137	137	0
MEI	Receive	BOVESPA Index	438	1-Month USD-LIBOR plus a specified spread	Maturity	08/18/2021	BRL	57,611	0	(377)	0	(377)
Receive	KOSPI2 Index	12,250,000	1-Month USD-LIBOR plus a specified spread	Maturity	09/09/2021	KRW	5,299,962	0	67	67	0
Receive	RTSI Index	136	1-Month USD-LIBOR plus a specified spread	Maturity	09/16/2021	$22,524	0	(382)	0	(382)

$0	$(863)	$204	$(1,067)

Total Swap Agreements	$298	$(2,146)	$10,647	$(12,495)

(h)

Securities with an aggregate market value of $15,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,276	$0	$49,276
Industrials	0	14,790	0	14,790
Utilities	0	8,138	0	8,138
U.S. Government Agencies	0	15,038	0	15,038
U.S. Treasury Obligations	0	121,107	0	121,107
Non-Agency Mortgage-Backed Securities	0	5,820	0	5,820
Asset-Backed Securities	0	3,579	0	3,579
Sovereign Issues	0	9,935	0	9,935
Commodities	0	55,153	0	55,153
Short-Term Instruments
Short-Term Notes	0	15,299	0	15,299
Israel Treasury Bills	0	7,505	0	7,505
U.S. Treasury Bills	0	376,570	0	376,570
U.S. Treasury Cash Management Bills	0	93,192	0	93,192

$0	$775,402	$0	$775,402
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$377,698	$0	$0	$377,698

Total Investments	$377,698	$775,402	$0	$1,153,100

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,049	6,779	0	14,828
Over the counter	0	26,775	0	26,775

$8,049	$33,554	$0	$41,603
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,991)	(7,423)	0	(12,414)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2021 (Unaudited)

Over the counter	0	(38,973)	0	(38,973)

	$(4,991)	$(46,396)	$0	$(51,387)

Total Financial Derivative Instruments	$3,058	$(12,842)	$0	$(9,784)

Totals	$380,756	$762,560	$0	$1,143,316

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	30.49%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	18.26%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	5.71%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	19.16%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	14.94%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	23.54%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information

Notes to Financial Statements (Cont.)

provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other

Notes to Financial Statements (Cont.)

market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing model may be utilized if an income or market approach is unreliable, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims in the capital structure. Option models can also be ‘back-solved’ if there are recent indicative transactions for securities within the same issuer. For instance, the Black-Scholes model is a specific type of generally accepted option model, typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2021 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,496,199	$681,111	$0	$0	$(25,966)	$3,151,344	$119,110	$0
PIMCO All Asset: Multi-Real Fund	1,326,164	228,552	0	0	150,557	1,705,273	82,052	0
PIMCO CommoditiesPLUS® Strategy Fund	472,409	158,029	(219,401)	79,543	(173,651)	316,929	158,028	0
PIMCO Dynamic Bond Fund	149,892	17,782	(3,556)	5	(473)	163,650	961	0
PIMCO Emerging Markets Bond Fund	202,070	2,123	(3,619)	(11)	6,689	207,252	2,125	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	453,079	725	(131,870)	(4,868)	13,159	330,225	725	0
PIMCO Emerging Markets Local Currency and Bond Fund	283,235	3,493	(4,970)	(870)	7,412	288,300	3,492	0
PIMCO Extended Duration Fund	498,850	4,972	(95,287)	(25,798)	65,954	448,691	3,156	0
PIMCO Government Money Market Fund	98,444	646,624	(642,007)	0	0	103,061	1	0
PIMCO High Yield Fund	362,183	222,025	(50,104)	(275)	5,991	539,820	4,517	0
PIMCO Income Fund	821,335	302,484	(157,856)	(127)	8,653	974,489	9,172	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	104,331	192	(104,550)	826	(799)	0	221	0
PIMCO Investment Grade Credit Bond Fund	145,252	255,149	(3,899)	(58)	6,436	402,880	2,526	0
PIMCO Long Duration Total Return Fund	0	125,110	0	0	5,822	130,932	575	0
PIMCO Long-Term Real Return Fund	252,911	3,881	(88,152)	(11,227)	24,246	181,659	3,869	0
PIMCO Long-Term U.S. Government Fund	206,052	849	(43,920)	(19,979)	30,054	173,056	854	0
PIMCO Low Duration Credit Fund	90,366	894	0	0	292	91,552	893	0
PIMCO Low Duration Fund	256,899	148,185	(97,084)	101	(746)	307,355	576	0
PIMCO Mortgage Opportunities and Bond Fund	119,341	14,512	0	0	102	133,955	1,057	0
PIMCO RAE Emerging Markets Fund	856,910	4,030	(100,854)	32,006	36,206	828,298	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	965,778	18,359	(151,259)	(8,162)	(19,816)	804,900	10,217	0
PIMCO RAE International Fund	401,112	0	(48,083)	18,130	(5,244)	365,915	0	0
PIMCO RAE PLUS EMG Fund	649,853	45,803	(76,805)	4,658	16,931	640,440	40,057	0
PIMCO RAE PLUS Fund	142,448	4,050	(42,929)	(514)	3,238	106,293	4,049	0
PIMCO RAE PLUS International Fund	815,179	32,400	(147,355)	29,192	(18,420)	710,996	26,807	0
PIMCO RAE PLUS Small Fund	369,794	23,113	(135,367)	28,093	(2,814)	282,819	23,113	0

Notes to Financial Statements (Cont.)

PIMCO RAE US Small Fund	345,503	0	(175,268)	98,576	(59,006)	209,805	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	923,122	101,432	(143,009)	(17,585)	30,822	894,782	13,868	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	330,871	0	(105,533)	30,566	(5,390)	250,514	344	0
PIMCO Real Return Fund	598,852	145,990	(16,809)	(212)	8,692	736,513	10,968	0
PIMCO RealEstateRealReturn Strategy Fund	805,153	37,342	(288,754)	64,701	(1,159)	617,283	34,611	0
PIMCO Short-Term Floating NAV Portfolio III	881	1	0	0	0	882	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	191,117	4,022	(90,741)	25,397	(18,745)	111,050	4,022	0
PIMCO Total Return Fund	507,352	371,955	(113,724)	(2,143)	11,773	775,213	3,435	0
PIMCO TRENDS Managed Futures Strategy Fund	157,121	921	(1,722)	125	6,783	163,228	921	0
Totals	$16,400,058	$3,606,110	$(3,284,487)	$320,090	$107,583	$17,149,354	$566,322	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$622,389	$42,234	$0	$0	$(3,755)	$660,868	$26,234	$0
PIMCO All Asset: Multi-Real Fund	242,191	37,220	0	0	26,918	306,329	14,720	0
PIMCO All Asset: Multi-Short PLUS Fund	220,153	116,300	0	0	(21,852)	314,601	0	0
PIMCO CommoditiesPLUS® Strategy Fund	95,409	32,975	(40,927)	15,175	(35,099)	67,533	32,975	0
PIMCO CommodityRealReturn Strategy Fund®	14,329	2,855	(320)	15	(771)	16,108	2,855	0
PIMCO Dynamic Bond Fund	35,015	204	(388)	1	(97)	34,735	205	0
PIMCO Emerging Markets Bond Fund	39,482	8,115	(8,449)	108	1,376	40,632	467	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	88,660	474	(33,539)	(1,964)	3,701	57,332	139	0
PIMCO Emerging Markets Local Currency and Bond Fund	111,866	2,394	(1,638)	(188)	2,781	115,215	1,391	0
PIMCO Extended Duration Fund	154,287	10,224	(2,665)	(1,270)	15,589	176,165	1,090	0
PIMCO Government Money Market Fund	31,207	111,709	(109,925)	0	0	32,991	0	0
PIMCO High Yield Fund	31,464	24,101	(335)	1	611	55,842	553	0
PIMCO Income Fund	205,539	48,494	(36,998)	(62)	2,106	219,079	2,118	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	29,509	100	(8,300)	(97)	31	21,243	101	0
PIMCO Investment Grade Credit Bond Fund	56,956	57,435	(1,176)	(25)	2,085	115,275	769	0
PIMCO Long Duration Total Return Fund	55,726	16,650	(729)	(148)	3,933	75,432	606	0
PIMCO Long-Term Real Return Fund	102,839	1,517	(32,580)	(2,792)	7,746	76,730	1,512	0
PIMCO Long-Term U.S. Government Fund	76,070	342	(25,156)	(10,509)	14,195	54,942	343	0
PIMCO Low Duration Credit Fund	6,200	62	0	0	20	6,282	61	0
PIMCO Low Duration Fund	53,891	26,663	(19,543)	(42)	(92)	60,877	114	0
PIMCO Mortgage Opportunities and Bond Fund	14,570	116	(313)	1	13	14,387	117	0
PIMCO RAE Emerging Markets Fund	228,029	1,143	(19,349)	2,245	15,975	228,043	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	65,496	927	(17,551)	2,128	(3,591)	47,409	580	0
PIMCO RAE International Fund	122,459	957	(18,116)	6,842	(3,004)	109,138	0	0

Notes to Financial Statements (Cont.)

PIMCO RAE PLUS EMG Fund	99,510	5,505	(25,603)	1,868	2,089	83,369	5,505	0
PIMCO RAE PLUS Fund	183,352	16,872	(18,851)	(115)	3,160	184,418	7,041	0
PIMCO RAE PLUS International Fund	95,160	4,062	(1,367)	54	519	98,428	3,563	0
PIMCO RAE PLUS Small Fund	122,503	8,440	(34,456)	7,665	(109)	104,043	7,474	0
PIMCO RAE US Fund	33,590	0	(365)	49	1,738	35,012	0	0
PIMCO RAE US Small Fund	120,145	1,079	(52,551)	27,846	(11,076)	85,443	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	176,561	20,303	(26,995)	(3,143)	5,359	172,085	2,657	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	108,912	0	(10,951)	1,238	6,899	106,098	113	0
PIMCO Real Return Fund	160,995	37,099	(10,354)	(166)	2,350	189,924	2,855	0
PIMCO RealEstateRealReturn Strategy Fund	122,097	6,047	(42,800)	11,377	(1,290)	95,431	5,142	0
PIMCO Short-Term Floating NAV Portfolio III	127	0	0	0	0	127	0	0
PIMCO StocksPLUS® Small Fund	0	26,410	0	0	(1,369)	25,041	1,009	0
PIMCO StocksPLUS® International Fund (Unhedged)	20,103	10,642	0	0	(1,555)	29,190	2,734	0
PIMCO StocksPLUS® Short Fund	213,500	1,475	(27,159)	(6,565)	(9,260)	171,991	0	0
PIMCO Total Return Fund	127,403	65,586	(23,584)	(529)	2,697	171,573	755	0
PIMCO TRENDS Managed Futures Strategy Fund	33,435	197	(372)	(3)	1,467	34,724	196	0
Totals	$4,321,129	$746,928	$(653,405)	$48,995	$30,438	$4,494,085	$125,994	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$85,417	$16,016	$(3,775)	$(13)	$2,966	$100,611	$973	$0
PIMCO Emerging Markets Corporate Bond Fund	100,350	5,551	0	0	1,309	107,210	822	0
PIMCO Emerging Markets Local Currency and Bond Fund	134,203	6,783	(4,767)	(573)	3,651	139,297	1,674	0
PIMCO Short-Term Floating NAV Portfolio III	20,103	22,208	(30,700)	1	(1)	11,611	7	0
Totals	$340,073	$50,558	$(39,242)	$(585)	$7,925	$358,729	$3,476	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$13,786	$121	$0	$0	$348	$14,255	$120	$0
PIMCO Mortgage Opportunities and Bond Fund	47,780	390	0	0	44	48,214	390	0
PIMCO Short Asset Portfolio	35,165	82	0	0	(42)	35,205	82	0
PIMCO Short-Term Floating NAV Portfolio III	31,300	62,414	(48,000)	74	(72)	45,716	15	0
Totals	$128,031	$63,007	$(48,000)	$74	$278	$143,390	$607	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$99,225	$192	$0	$0	$1,879	$101,296	$191	$0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	13,600	272,006	(193,800)	1	9	91,816	7	0
Totals	$112,825	$272,198	$(193,800)	$1	$1,888	$193,112	$198	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2021 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$383,531	$889	$0	$0	$(459)	$383,961	$889	$0
PIMCO Diversified Income Fund	32,046	74	0	0	(38)	32,082	74	0
PIMCO Dynamic Bond Fund	380,184	882	0	0	(455)	380,611	882	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	66,925	80	(45,301)	(6)	(47)	21,651	80	0
PIMCO Emerging Markets Local Currency and Bond Fund	29,790	69	0	0	(36)	29,823	69	0
PIMCO Extended Duration Fund	22,684	53	(1)	0	(27)	22,709	53	0
PIMCO Global Advantage® Strategy Bond Fund	217	1	(1)	0	0	217	1	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	553	1	0	0	(1)	553	1	0
PIMCO Global Bond Opportunities Fund (Unhedged)	185	0	0	0	0	185	0	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	633,514	1,469	0	0	(758)	634,225	1,469	0
PIMCO International Bond Fund (Unhedged)	612	2	0	0	(1)	613	1	0
PIMCO Long Duration Total Return Fund	61,944	144	0	0	(74)	62,014	144	0
PIMCO Low Duration Fund	1,458,192	3,382	0	0	(1,746)	1,459,828	3,382	0
PIMCO Low Duration Fund II	85,793	199	0	0	(103)	85,889	199	0
PIMCO Moderate Duration Fund	94,787	220	(1)	0	(113)	94,893	220	0
PIMCO RAE Fundamental Advantage PLUS Fund	0	51,165	0	0	(26)	51,139	27	0
PIMCO RAE PLUS Fund	0	82,263	0	0	(41)	82,222	42	0
PIMCO RAE PLUS EMG Fund	0	49,158	0	0	(25)	49,133	25	0
PIMCO RAE PLUS International Fund	0	56,180	0	0	(28)	56,152	28	0
PIMCO RAE PLUS Small Fund	0	33,107	0	0	(17)	33,090	17	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	58,184	0	0	(29)	58,155	28	0
PIMCO Short Asset Investment Fund	375,547	50,761	(200,001)	(82)	(238)	225,987	761	0
PIMCO Short-Term Fund	877	501,066	0	0	(500)	501,443	1,066	0
PIMCO StocksPLUS® Fund	70,857	52,325	(1)	0	(109)	123,072	186	0
PIMCO StocksPLUS® Absolute Return Fund	0	119,382	0	0	(60)	119,322	60	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	0	21,068	0	0	(11)	21,057	11	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	111,358	0	0	(56)	111,302	58	0
PIMCO StocksPLUS® Small Fund	0	110,353	0	0	(55)	110,298	56	0
PIMCO Total Return Fund	3,528,405	8,183	0	0	(4,224)	3,532,364	8,183	0
PIMCO Total Return Fund II	30,832	72	(1)	0	(37)	30,866	72	0
PIMCO TRENDS Managed Futures Strategy Fund	84,638	196	0	0	(101)	84,733	196	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$17,867	$42,709	$(44,101)	$0	$2	$16,477	$9	$0
PIMCO California Municipal Bond Fund	12,005	14,704	(18,700)	3	(3)	8,009	3	0
PIMCO California Short Duration Municipal Income Fund	9,309	41,204	(42,678)	1	1	7,837	4	0
PIMCO CommoditiesPLUS® Strategy Fund	666,990	85,486	(327,599)	10	54	424,941	286	0
PIMCO CommodityRealReturn Strategy Fund®	2,997	472,006	(449,701)	(12)	0	25,290	6	0
PIMCO Credit Opportunities Bond Fund	87,527	57,042	(64,500)	(2)	10	80,077	42	0
PIMCO Diversified Income Fund	460,936	344,697	(373,300)	(6)	51	432,378	197	0
PIMCO Dynamic Bond Fund	221,252	821,968	(431,700)	(15)	52	611,557	168	0
PIMCO Emerging Markets Bond Fund	195,816	558,544	(469,800)	(9)	21	284,572	143	0
PIMCO Emerging Markets Corporate Bond Fund	3,625	13,501	(11,200)	0	0	5,926	1	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	74,369	268,136	(259,900)	4	6	82,615	36	0
PIMCO Emerging Markets Local Currency and Bond Fund	15,102	220,111	(234,900)	(7)	0	306	11	0
PIMCO Extended Duration Fund	158	36,901	(36,900)	0	0	159	0	0
PIMCO Global Advantage® Strategy Bond Fund	194	23,201	(17,600)	(1)	0	5,794	0	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	7,006	104,609	(77,400)	(1)	(1)	34,213	8	0
PIMCO Global Bond Opportunities Fund (Unhedged)	4,626	26,901	(27,999)	0	0	3,528	1	0
PIMCO GNMA and Government Securities Fund	216,342	174,348	(344,408)	2	20	46,304	48	0
PIMCO High Yield Fund	746,376	1,252,137	(1,107,500)	359	(313)	891,059	437	0
PIMCO High Yield Municipal Bond Fund	187,463	589,896	(528,000)	(1)	10	249,368	95	0
PIMCO High Yield Spectrum Fund	39,266	62,519	(55,800)	(2)	3	45,986	19	0
PIMCO Income Fund	4,445,242	14,363,720	(16,333,200)	680	(562)	2,475,880	1,520	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	99,030	601,916	(606,600)	(28)	14	94,332	16	0
PIMCO International Bond Fund (Unhedged)	12,047	165,406	(144,400)	1	4	33,058	6	0
PIMCO Investment Grade Credit Bond Fund	298	185,602	(175,600)	11	0	10,311	1	0

Notes to Financial Statements (Cont.)

PIMCO Long Duration Total Return Fund	7,322	116,102	(123,300)	(1)	0	123	2	0
PIMCO Long-Term Credit Bond Fund	55,745	116,002	(161,901)	(1)	6	9,851	2	0
PIMCO Long-Term Real Return Fund	3,763	97,602	(93,401)	2	0	7,966	2	0
PIMCO Long-Term U.S. Government Fund	160	1	0	0	0	161	0	0
PIMCO Low Duration Credit Fund	24,973	89,115	(60,700)	(1)	2	53,389	15	0
PIMCO Low Duration Fund	425,469	23,009	(10,701)	(1)	45	437,821	209	0
PIMCO Low Duration Fund II	118	0	0	0	0	118	0	0
PIMCO Low Duration Income Fund	34,466	1,299,693	(647,100)	2	(10)	687,051	92	0
PIMCO Moderate Duration Fund	12,620	100,527	(36,500)	0	0	76,647	26	0
PIMCO Mortgage Opportunities and Bond Fund	250,982	943,830	(1,164,600)	(12)	14	30,214	30	0
PIMCO Mortgage-Backed Securities Fund	29,434	55,408	(79,700)	1	3	5,146	8	0
PIMCO Municipal Bond Fund	293,306	259,443	(252,400)	6	27	300,382	143	0
PIMCO National Intermediate Municipal Bond Fund	17,431	23,306	(24,100)	9	(7)	16,639	6	0
PIMCO New York Municipal Bond Fund	55,980	33,230	(28,100)	(1)	7	61,116	30	0
PIMCO Preferred and Capital Securities Fund	78,277	233,646	(145,601)	(1)	9	166,330	46	0
PIMCO RAE Fundamental Advantage PLUS Fund	234,194	286,006	(434,300)	141	(117)	85,924	106	0
PIMCO RAE PLUS Fund	536,594	260,946	(381,082)	(8)	69	416,519	246	0
PIMCO RAE PLUS EMG Fund	336,311	226,149	(374,869)	(3)	31	187,619	149	0
PIMCO RAE PLUS International Fund	329,812	388,149	(539,762)	395	(365)	178,229	148	0
PIMCO RAE PLUS Small Fund	267,216	219,115	(386,365)	11	19	99,996	115	0
PIMCO RAE Worldwide Long/Short PLUS Fund	338,602	167,945	(261,617)	(15)	40	244,955	145	0
PIMCO Real Return Fund	6,022	867,611	(770,400)	(10)	2	103,225	11	0
PIMCO RealEstateRealReturn Strategy Fund	22,602	108,602	(131,001)	(8)	2	197	2	0
PIMCO Short Asset Investment Fund	288,606	1,147,318	(1,080,900)	845	(824)	355,045	118	0
PIMCO Short Duration Municipal Income Fund	24,258	111,613	(99,200)	8	(6)	36,673	13	0
PIMCO Short-Term Fund	3,708,127	1,918,658	(2,529,701)	(130)	400	3,097,354	1,658	0
PIMCO StocksPLUS® Fund	377,784	315,521	(108,634)	(3)	32	584,700	221	0
PIMCO StocksPLUS® Absolute Return Fund	716,723	405,052	(491,361)	7	83	630,504	352	0
PIMCO StocksPLUS® International Fund (Unhedged)	133,026	64,166	(157,669)	(4)	12	39,531	66	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	119,621	447,574	(526,700)	(14)	14	40,495	74	0
PIMCO StocksPLUS® Long Duration Fund	152	43,800	(30,900)	0	0	13,052	1	0
PIMCO StocksPLUS® Short Fund	128,125	21,037	(92,700)	0	12	56,474	37	0
PIMCO StocksPLUS® Small Fund	659,877	438,134	(509,696)	4	75	588,394	333	0
PIMCO Strategic Bond Fund	41,682	20,021	(18,700)	0	4	43,007	21	0
PIMCO Total Return Fund	2,886,835	3,914,268	(3,323,000)	78	213	3,478,394	1,469	0
PIMCO Total Return Fund II	4,899	89,009	(62,600)	(1)	0	31,307	9	0
PIMCO Total Return Fund IV	12,266	45,208	(39,201)	(2)	1	18,272	8	0
PIMCO TRENDS Managed Futures Strategy Fund	172,729	136,718	(16,500)	0	18	292,965	118	0

Notes to Financial Statements (Cont.)

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The tables below represent transactions in and earnings from these affiliated issuers at June 30, 2021 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2021	Dividend Income	Shares Held at 06/30/2021
Clear Channel Outdoor Holdings, Inc.	$91,223	$0	$0	$0	$42,572	$133,795	$0	50,679,773
iHeartMedia, Inc. 'A'	163,059	0	0	0	78,880	241,939	0	8,983,980
iHeartMedia, Inc. 'B'	199,523	0	0	0	96,518	296,041	0	12,214,441
Neiman Marcus Group Ltd. LLC	92,695	0	0	0	8,950	101,645	0	919,864
Pacific Drilling SA	25,616	0	(23,908)	(1,708)	0	0	0	0
Sierra Hamilton Holder LLC	1	0	0	0	0	1	0	15,369,768

PIMCO Investment Grade Credit Bond Fund

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2021	Dividend Income	Shares Held at 06/30/2021
Stearns Holdings LLC 'B'	$3,951	$0	$(2,634)	$0	$(36)	$1,281	$0	889,838

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities Inc.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	STR	State Street FICC Repo
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	TDL	Toronto Dominion Bank London
CKL	Citibank N.A. London	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
CSN	Credit Suisse AG (New York)	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PLN	Polish Zloty
AUD	Australian Dollar	HUF	Hungarian Forint	RON	Romanian New Leu
BRL	Brazilian Real	IDR	Indonesian Rupiah	RSD	Serbian Dinar
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KES	Kenyan Schilling	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UAH	Ukrainian Hryvnia
DKK	Danish Krone	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
DOP	Dominican Peso	NOK	Norwegian Krone	USD (or $)	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	VND	Vietnamese Dong
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand
GHS	Ghanaian Cedi

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	IFED	ICE Futures U.S. Energy Division	OTC	Over the Counter
CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	NDUEACWF	MSCI ACWI Index Future
BBSW1M	1 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	OMX	Stockholm 30 Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EURMARGIN	European Refined Margin	OPIS	Oil Price Information Service
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	PIMCODB	PIMCO Custom Commodity Basket
BCOMF2T	Bloomberg Commodity Index 2-Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	FTSE/JSE	South African Performance Index	PRIME	Daily US Prime Rate
BCPMREHO	Barclays Hotel REITs Index	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BOVESPA	Brazil Bovespa Index	GCQ1	Gold Commodity Aug 2021	RAFI	Research Affiliates Fundamental Index
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BRENT	Brent Crude	GSCI	Goldman Sachs Commodity Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BZDIOVRA	Brazil Interbank Deposit Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CAC	Cotation Assistée en Continu	HOBR	Heating Oil Brent Crude	RBCAEC	Custom Commodity Forward Index
CDOR03	3 month CDN Swap Rate	IBEX 35	Spanish Continuous Exchange Index	RTSI	Russian Trading System Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	RUONIA	Ruble Overnight Index Average
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SOFRRATE	Secured Overnight Financing Rate
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	KOSPI	Korea Composite Stock Price Index	TOPIX	Tokyo Price Index
CNREPOFIX	China Fixing Repo Rates 7-Day	LIBOR01M	1 Month USD-LIBOR	TTFNBP	Title Transfer Facility National Balancing Point
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options	ULSDCO	Ultra-Low Sulfur Diesel Crude
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MAKA5DAY	Israel Gilon 5 Day	US0001M	ICE 1-Month USD LIBOR
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MEHCO	Magellan East Houston WTI Crude Oil Options	US0003M	ICE 3-Month USD LIBOR
DAX	Deutscher Aktien Index 30	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil	US0006M	ICE 6-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEXBOL	Mexico Bolsa IPC Index	USSW10	10 Year USSW Rate
EAFE	Europe, Australasia, and Far East Stock Index	MTGEFNCL	FNMA 30-Year Coupon Index	VSTOXX	Euro Stoxx 50 Volatility Index
EBOBDTD	Margin Eurobob Gasoline vs. Dated Brent	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	MUTKCALM	Tokyo Overnight Average Rate	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
ATM	At-the-money	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KORIBOR	Korea Interbank Offered Rate	SOR	Swap Offer Rate
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	oz.	Ounce	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
DAC	Designated Activity Company	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate